UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: June 30, 2020

Item 1. Reports to Shareholders.

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Aerospace & Defense Select Industry Index represents the aerospace & defense segment of the S&P Total Market Index.
The S&P Banks Select Industry Index represents the banks segment of the S&P Total Market Index.
The S&P Homebuilders Select Industry Index represents the homebuilders segment of the S&P Total Market Index.
The S&P Oil & Gas Exploration & Production Select Industry Index represents the oil and gas exploration and production segment of the S&P Total Market Index.
The S&P Regional Banks Select Industry Index represents the regional banks segment of the S&P Total Market Index.
See accompanying notes to financial statements.
1

SPDR S&P Aerospace & Defense ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Aerospace & Defense ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the aerospace and defense segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Aerospace & Defense Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –14.83%, and the Index was –14.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights/tax withholdings contributed to the difference between the Fund’s performance and that of the Index.
The Aerospace & Defense industry had a disappointing fiscal year after two very fruitful cycles previously. This most recent fiscal year produced losses of approximately 15% and lagged the broader S&P 500 by approximately 22%. Defensive stocks, coming off a period of increased military spending and counter-terrorism initiatives, were no longer among the primary foci in the economy as the pandemic that crippled most of the world during the second half of the fiscal year dominated the headlines. The global stay-at-home directives and international travel bans grounded most flights throughout the world hurting Aerospace stocks for the period. Delta Airlines, for example, made deeper cuts in both capacity and staff due to the Coronavirus than they did after 9/11, according to CNN. As disastrous as the crisis was for the industry, its problems actually began even before the world standstill. During the second fiscal quarter, Boeing announced that they were temporarily halting production on the 737 Max, its most popular plane, after two crashes at the end of the previous fiscal year killed 346 passengers. For the fiscal year, Boeing was down almost 50%. All of these factors negatively affected the performance of the Fund.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Maxar Technologies, Inc., AeroVironment, Inc., and Axon Enterprise Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Spirit AeroSystems Holdings, Inc. Class A, Boeing Company, and Hexcel Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR S&P Aerospace & Defense ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index	Net Asset Value	Market Value	S&P Aerospace & Defense Select Industry Index
ONE YEAR	– 14.83%	– 14.85%	– 14.47%	– 14.83%	– 14.85%	– 14.47%
FIVE YEARS	63.12%	63.01%	66.16%	10.28%	10.27%	10.69%
SINCE INCEPTION(1)	297.23%	297.12%	310.37%	17.06%	17.05%	17.50%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period September 28, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR S&P Aerospace & Defense ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Howmet Aerospace, Inc.	4.5%
Virgin Galactic Holdings, Inc.	4.3
Hexcel Corp.	4.2
Axon Enterprise, Inc.	4.1
Maxar Technologies, Inc.	4.1
Mercury Systems, Inc.	4.0
General Dynamics Corp.	3.9
TransDigm Group, Inc.	3.9
Aerojet Rocketdyne Holdings, Inc.	3.8
Northrop Grumman Corp.	3.8
TOTAL	40.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Aerospace & Defense	99.9%
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Bank ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Bank ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded national money centers and leading regional banks. The Fund’s benchmark is the S&P Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –25.32%, and the Index was –25.15%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the Reporting Period slightly in the red for the first few months but rebounded a bit toward the end of 2019 as investors balanced weak manufacturing data and the likelihood of lower interest rates with improved third quarter earnings expectations. An apparent truce in the US/China trade conflict also helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for mid October. During the first quarter of 2020, the world was dealing with a global pandemic and significant pressure on equity markets, with most sectors and industries following suit. The Fund was hit profoundly with negative returns over 42% during those same three months as the Fed continued to lower interest rates to nearly zero with an emergency 50 basis point cut in early March, all leading to an environment that made it near impossible for the industry to turn profits. Falling interest rates hurt earnings outlooks across the industry as well. Many banks have were forced to increase reserves due to credit losses that seemed inevitable amidst the pandemic.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were First Republic Bank, SVB Financial Group and SunTrust Banks, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were MGIC Investment Corporation, CIT Group Inc. and Cadence Bancorporation Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Bank ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Banks Select Industry Index(2)
ONE YEAR	– 25.32%	– 25.34%	– 25.15%	– 25.32%	– 25.34%	– 25.15%
FIVE YEARS	– 3.85%	– 3.94%	– 2.43%	– 0.78%	– 0.80%	– 0.49%
TEN YEARS(1)	64.96%	64.91%	70.52%	5.13%	5.13%	5.48%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index from the KBW Bank Index to the S&P Banks Select Industry Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to October 24, 2011.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2010 through October 23, 2011 and the S&P Banks Select Industry Index from October 24, 2011 through June 30, 2020.
The total expense ratio for SPDR S&P Bank ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent
See accompanying notes to financial statements.
6

SPDR S&P Bank ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
SVB Financial Group	1.7%
Bank of New York Mellon Corp.	1.7
First Republic Bank	1.6
East West Bancorp, Inc.	1.6
Signature Bank	1.6
Cullen/Frost Bankers, Inc.	1.6
First Horizon National Corp.	1.6
US Bancorp	1.6
Citigroup, Inc.	1.6
Citizens Financial Group, Inc.	1.6
TOTAL	16.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Regional Banks	76.9%
Thrifts & Mortgage Finance	8.6
Diversified Banks	7.8
Asset Management & Custody Banks	3.2
Other Diversified Financial Services	3.1
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Homebuilders ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Homebuilders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the homebuilding segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Homebuilders Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 6.49%, and the Index was 6.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Consumer response to the COVID-19 pandemic was the primary driver of Fund performance during the Reporting Period.
The Fund returned modest performance during the Reporting Period, slightly underperforming US large cap indexes but outperforming US small caps. Similar to many other US industries, 2020 has proven to be challenging, as the Fund was down almost 30% in the month of March, but rebounded in April, May and June in a big way.
In March of 2020, the Fund performance suffered as housing projects were put on hold across the nation. Economic uncertainty, loss of jobs, and state mandated shutdowns were all contributors to the poor performance for the month. Homebuilding services that were not deemed vital by consumers, were not in demand in the month of March.
Fortunately, the Fund experienced a solid bounce back in the three months to follow. Consumers who were spending more time in their homes were happy to spend discretionary income on home improvement items such as robotic vacuuming and mopping products from iRobot. Homebuilder companies who provide services such as heating, air conditioning, and household appliances also saw an uptick in demand as states began their reopening plans and consumers felt more comfortable spending their dollars.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were iRobot Corporation, Mohawk Industries, Inc., and Lennox International Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Williams-Sonoma, Inc., Trex Company, Inc., and Lowe's Companies, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Homebuilders ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index	Net Asset Value	Market Value	S&P Homebuilders Select Industry Index
ONE YEAR	6.49%	6.49%	6.52%	6.49%	6.49%	6.52%
FIVE YEARS	25.36%	25.30%	26.96%	4.62%	4.61%	4.89%
TEN YEARS	236.02%	235.92%	245.82%	12.89%	12.88%	13.21%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Homebuilders ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Trex Co., Inc.	4.4%
Masco Corp.	4.2
Lowe's Cos., Inc.	4.1
Lennox International, Inc.	4.0
Whirlpool Corp.	4.0
Mohawk Industries, Inc.	4.0
Lennar Corp. Class A	4.0
Home Depot, Inc.	3.9
Carrier Global Corp.	3.9
D.R. Horton, Inc.	3.9
TOTAL	40.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

		% of Net Assets
	Building Products	40.0%
	Homebuilding	29.4
	Home Improvement Retail	11.7
	Home Furnishings	9.3
	Household Appliances	5.6
	Homefurnishing Retail	3.9
	Short-Term Investment	0.0*
	Other Assets in Excess of Liabilities	0.1
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Exploration & Production ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Exploration & Production ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas exploration and production segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Exploration & Production Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –50.86%, and the Index was –50.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, cash drag, cumulative effect of security misweights and securities lending income contributed to the difference between the Fund’s performance and that of the Index.
The past twelve months have been a roller coaster ride for the energy companies with the Energy Sector being the worst performing sector in the S&P 500 index. During this period the Fund underperformed the S&P 500 index by a whopping 58%. After a relatively quiet last two quarters of 2019, the Fund lost 65% in the first quarter of 2020 when oil prices collapsed amid a price war between Russia and Saudi Arabia. The oil drop in March was the worst drop in crude oil prices since 1991 as the price war caused an OPEC+ alliance break-down. The Fund gained back 60% in the second quarter of 2020 when crude oil futures saw a record jump on news that China plans to start buying oil for state reserves and President Trump said he expects Saudi Arabia and Russia to cut back oil production. A slump in oil prices created financial strain on the smaller companies causing a surge in bankruptcies in the spring. Notably Whiting Petroleum, Chesapeake Energy and California Resources dropped over 90% during the Reporting Period as the companies filed for bankruptcy.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Southwestern Energy Company, Range Resources Corporation, and EQT Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Whiting Petroleum Corporation, PBF Energy, Inc. Class A, and Apache Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR S&P Oil & Gas Exploration & Production ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Exploration & Production Select Industry Index
ONE YEAR	– 50.86%	– 50.85%	– 50.91%	– 50.86%	– 50.85%	– 50.91%
FIVE YEARS	– 70.17%	– 70.14%	– 69.95%	– 21.49%	– 21.47%	– 21.38%
TEN YEARS	– 62.39%	– 62.36%	– 61.97%	– 9.31%	– 9.31%	– 9.22%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Oil & Gas Exploration & Production ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Continental Resources, Inc.	3.8%
Hess Corp.	3.8
Marathon Petroleum Corp.	3.7
Pioneer Natural Resources Co.	3.6
Occidental Petroleum Corp.	3.6
Apache Corp.	3.6
Parsley Energy, Inc. Class A	3.5
Chevron Corp.	3.5
EOG Resources, Inc.	3.5
ConocoPhillips	3.5
TOTAL	36.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Oil & Gas Exploration & Production	68.5%
Oil & Gas Refining & Marketing	20.9
Integrated Oil & Gas	10.6
Short-Term Investment	1.7
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Regional Banking ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Regional Banking ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the regional banking segment of the U.S. banking industry. The Fund’s benchmark is the S&P Regional Banks Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –25.96%, and the Index was –25.84%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the Reporting Period in the red for the first few months but rebounded a bit toward the end of 2019. Lower interest rates negatively impacted regional banks as they closely depend on interest margins. During the first quarter of 2020, the S&P 500 started off the period down 19.69% and it was no surprise given the significant pressure on equity markets, that most sectors and industries following suit. The Index was hit extremely hard with negative returns over 43% during those same three months as the Fed continued to lower interest rates to near zero. Looming economic slowdown typically means borrowers will have difficulty servicing debts which doesn’t bode well for smaller regional banks in particular. In addition, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic.
Although the S&P 500 managed to gain 20.54% during the second quarter, it was not without its challenges. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Regional Banking also enjoyed a stronger second quarter with returns over 18% As market confidence improved, consumers were looking to buy back undervalued companies that got hit extremely hard during the previous quarter. This comeback helped offset about half the previous quarters losses, but the Fund still ending the period with double digit negative returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were First Republic Bank, SVB Financial Group, and SunTrust Banks, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Comerica Incorporated, CIT Group Inc., and M&T Bank Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)	Net Asset Value	Market Value	S&P Regional Banks Select Industry Index(2)
ONE YEAR	– 25.96%	– 26.01%	– 25.84%	– 25.96%	– 26.01%	– 25.84%
FIVE YEARS	– 3.42%	– 3.54%	– 1.81%	– 0.69%	– 0.72%	– 0.36%
TEN YEARS(1)	101.56%	101.41%	108.83%	7.26%	7.25%	7.64%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective October 24, 2011, the Fund changed its benchmark index from the KBW Regional Banking Index to the S&P Regional Banks Select Industry Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2010 through October 23, 2011 and the S&P Regional Banks Select Industry Index from October 24, 2011 through June 30, 2020.
The total expense ratio for SPDR S&P Regional Banking ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
16

SPDR S&P Regional Banking ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
17

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
SVB Financial Group	2.1%
First Republic Bank	2.1
Signature Bank	2.1
East West Bancorp, Inc.	2.1
Cullen/Frost Bankers, Inc.	2.1
First Horizon National Corp.	2.0
Citizens Financial Group, Inc.	2.0
Western Alliance Bancorp	2.0
Zions Bancorp NA	2.0
Comerica, Inc.	2.0
TOTAL	20.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

		% of Net Assets
	Regional Banks	99.7%
	Short-Term Investment	0.0*
	Other Assets in Excess of Liabilities	0.3
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	978,275	$ 20,220,944
Aerojet Rocketdyne Holdings, Inc. (a)	1,319,526	52,306,011
AeroVironment, Inc. (a)	568,921	45,303,179
Axon Enterprise, Inc. (a)	573,447	56,272,354
Boeing Co.	284,709	52,187,160
BWX Technologies, Inc.	917,771	51,982,549
Cubic Corp. (b)	951,294	45,690,651
Curtiss-Wright Corp.	559,588	49,960,017
Ducommun, Inc. (a)	237,205	8,271,338
General Dynamics Corp.	361,632	54,049,519
HEICO Corp.	492,790	49,106,523
Hexcel Corp.	1,265,080	57,206,918
Howmet Aerospace, Inc.	3,853,968	61,085,393
Huntington Ingalls Industries, Inc.	295,987	51,646,772
Kratos Defense & Security Solutions, Inc. (a) (b)	2,299,728	35,944,749
L3Harris Technologies, Inc.	279,348	47,396,975
Lockheed Martin Corp.	141,295	51,561,371
Maxar Technologies, Inc. (b) (c)	3,087,370	55,449,165
Mercury Systems, Inc. (a)	693,068	54,516,729
Moog, Inc. Class A	612,216	32,435,204
National Presto Industries, Inc.	136,326	11,913,529
Northrop Grumman Corp.	169,842	52,216,224
Parsons Corp. (a) (b)	674,558	24,445,982
Raytheon Technologies Corp.	825,387	50,860,347
Spirit AeroSystems Holdings, Inc. Class A (b)	1,914,676	45,837,343
Teledyne Technologies, Inc. (a)	161,766	50,301,138
Textron, Inc.	1,579,955	51,996,319
TransDigm Group, Inc.	120,602	53,312,114
Triumph Group, Inc.	2,458,827	22,154,031
Vectrus, Inc. (a)	274,076	13,465,354
Virgin Galactic Holdings, Inc. (a) (b)	3,599,437	58,814,801
TOTAL COMMON STOCKS (Cost $1,685,940,636)		1,367,910,703
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	1,116,770	1,117,216
See accompanying notes to financial statements.
19

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	65,944,134	$ 65,944,134
TOTAL SHORT-TERM INVESTMENTS (Cost $67,061,012)		67,061,350
TOTAL INVESTMENTS — 104.8% (Cost $1,753,001,648)		1,434,972,053
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(66,129,000)
NET ASSETS — 100.0%		$ 1,368,843,053
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	This security is an affiliated investment as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,367,910,703	$—	$—	$1,367,910,703
Short-Term Investments	67,061,350	—	—	67,061,350
TOTAL INVESTMENTS	$1,434,972,053	$—	$—	$1,434,972,053
See accompanying notes to financial statements.
20

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Maxar Technologies, Inc.	—	$ —	$ 95,066,350	$ 46,180,104	$(2,790,695)	$9,353,614	3,087,370	$ 55,449,165	$ 90,187
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	114,871,666	113,750,753	(4,035)	338	1,116,770	1,117,216	24,222
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,013,183	2,013,183	42,782,150	44,795,333	—	—	—	—	4,262
State Street Navigator Securities Lending Portfolio II	—	—	332,843,379	266,899,245	—	—	65,944,134	65,944,134	141,135
State Street Navigator Securities Lending Portfolio III	—	—	32,438,941	32,438,941	—	—	—	—	2,687
Total		$2,013,183	$618,002,486	$504,064,376	$(2,794,730)	$9,353,952		$122,510,515	$262,493
See accompanying notes to financial statements.
21

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 3.2%
Bank of New York Mellon Corp.	554,733	$ 21,440,430
Northern Trust Corp.	254,988	20,230,748
		41,671,178
DIVERSIFIED BANKS — 7.8%
Bank of America Corp.	860,471	20,436,186
Citigroup, Inc.	408,126	20,855,239
JPMorgan Chase & Co.	213,470	20,078,988
US Bancorp	568,386	20,927,973
Wells Fargo & Co.	762,359	19,516,390
		101,814,776
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.1%
Equitable Holdings, Inc.	1,035,035	19,965,825
Voya Financial, Inc.	445,503	20,782,715
		40,748,540
REGIONAL BANKS — 76.9%
Ameris Bancorp	308,945	7,288,013
Associated Banc-Corp.	936,002	12,804,507
Atlantic Union Bankshares Corp.	298,898	6,922,478
BancorpSouth Bank	464,783	10,569,165
Bank of Hawaii Corp.	202,187	12,416,304
Bank OZK	765,329	17,962,272
BankUnited, Inc.	683,077	13,832,309
Banner Corp.	160,394	6,094,972
BOK Financial Corp.	200,485	11,315,373
Cadence BanCorp	1,148,768	10,178,084
Cathay General Bancorp	303,796	7,989,835
CIT Group, Inc.	891,066	18,471,798
Citizens Financial Group, Inc.	825,831	20,843,974
Columbia Banking System, Inc.	309,791	8,781,026
Comerica, Inc.	544,779	20,756,080
Commerce Bancshares, Inc.	349,892	20,808,077
Community Bank System, Inc.	219,404	12,510,416
Cullen/Frost Bankers, Inc. (a)	282,762	21,125,149
CVB Financial Corp.	567,278	10,630,790
East West Bancorp, Inc.	583,879	21,159,775
Fifth Third Bancorp	1,024,860	19,759,301
First BanCorp	1,286,563	7,191,887
First Citizens BancShares, Inc. Class A	26,965	10,921,364
See accompanying notes to financial statements.
22

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
First Financial Bancorp	473,211	$ 6,572,901
First Financial Bankshares, Inc.	413,793	11,954,480
First Hawaiian, Inc.	833,186	14,364,127
First Horizon National Corp. (a)	2,117,407	21,089,374
First Merchants Corp.	154,571	4,261,522
First Midwest Bancorp, Inc.	520,586	6,949,823
First Republic Bank	199,837	21,180,724
FNB Corp.	1,700,431	12,753,232
Fulton Financial Corp.	855,535	9,008,784
Glacier Bancorp, Inc.	272,667	9,622,418
Hancock Whitney Corp.	524,483	11,119,040
Home BancShares, Inc.	652,713	10,038,726
Hope Bancorp, Inc.	620,414	5,720,217
Huntington Bancshares, Inc.	2,156,983	19,488,341
IBERIABANK Corp.	327,604	14,919,086
Independent Bank Corp.	139,896	9,385,623
Independent Bank Group, Inc.	388,425	15,738,981
Investors Bancorp, Inc.	1,489,730	12,662,705
KeyCorp	1,612,905	19,645,183
M&T Bank Corp.	195,654	20,342,146
Old National Bancorp	623,156	8,574,627
PacWest Bancorp	976,653	19,249,831
People's United Financial, Inc.	1,747,762	20,221,606
Pinnacle Financial Partners, Inc.	365,887	15,363,595
PNC Financial Services Group, Inc.	192,491	20,251,978
Popular, Inc.	559,467	20,795,388
Prosperity Bancshares, Inc.	345,154	20,495,244
Regions Financial Corp.	1,791,855	19,925,428
Signature Bank	197,648	21,132,524
Simmons First National Corp. Class A	499,916	8,553,563
South State Corp.	208,067	9,916,473
Sterling Bancorp	1,677,227	19,657,100
SVB Financial Group (b)	102,277	22,043,762
Synovus Financial Corp.	970,469	19,923,729
TCF Financial Corp. (a)	628,372	18,486,704
Texas Capital Bancshares, Inc. (b)	454,194	14,020,969
Truist Financial Corp.	540,254	20,286,538
Trustmark Corp.	238,538	5,848,952
UMB Financial Corp.	198,532	10,234,325
Umpqua Holdings Corp.	1,227,361	13,059,121
United Bankshares, Inc.	581,065	16,072,258
United Community Banks, Inc.	367,231	7,388,688
See accompanying notes to financial statements.
23

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Valley National Bancorp	1,637,723	$ 12,806,994
Webster Financial Corp.	549,827	15,730,550
Western Alliance Bancorp	549,324	20,802,900
Wintrust Financial Corp.	390,029	17,013,065
Zions Bancorp NA	611,344	20,785,696
		1,005,791,990
THRIFTS & MORTGAGE FINANCE — 8.6%
Axos Financial, Inc. (a) (b)	269,993	5,961,445
Essent Group, Ltd.	565,968	20,527,659
MGIC Investment Corp.	2,439,654	19,980,766
New York Community Bancorp, Inc.	1,992,764	20,326,193
NMI Holdings, Inc. Class A (b)	646,344	10,393,212
Radian Group, Inc.	1,336,807	20,733,877
Washington Federal, Inc.	324,270	8,703,407
WSFS Financial Corp.	196,750	5,646,725
		112,273,284
TOTAL COMMON STOCKS (Cost $1,854,626,831)		1,302,299,768
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	1,294,889	1,295,407
State Street Navigator Securities Lending Portfolio II (e) (f)	812,668	812,668
TOTAL SHORT-TERM INVESTMENTS (Cost $2,107,255)		2,108,075
TOTAL INVESTMENTS — 99.8% (Cost $1,856,734,086)		1,304,407,843
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,599,424
NET ASSETS — 100.0%		$ 1,307,007,267
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
24

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,302,299,768	$—	$—	$1,302,299,768
Short-Term Investments	2,108,075	—	—	2,108,075
TOTAL INVESTMENTS	$1,304,407,843	$—	$—	$1,304,407,843
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 69,451,767	$ 68,154,435	$(2,745)	$820	1,294,889	$1,295,407	$ 32,266
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,030,439	1,030,439	5,906,072	6,936,511	—	—	—	—	9,089
State Street Navigator Securities Lending Portfolio II	—	—	183,559,384	182,746,716	—	—	812,668	812,668	62,777
State Street Navigator Securities Lending Portfolio III	18,149,274	18,149,274	67,150,493	85,299,767	—	—	—	—	25,033
Total		$19,179,713	$326,067,716	$343,137,429	$(2,745)	$820		$2,108,075	$129,165
See accompanying notes to financial statements.
25

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 40.0%
A.O. Smith Corp.	585,116	$ 27,570,666
Allegion PLC	296,686	30,327,243
Armstrong World Industries, Inc.	186,083	14,507,031
Carrier Global Corp.	1,410,505	31,341,421
Fortune Brands Home & Security, Inc.	482,101	30,820,717
Johnson Controls International PLC	881,953	30,109,875
Lennox International, Inc.	138,838	32,347,866
Masco Corp.	664,086	33,343,758
Owens Corning	433,799	24,188,632
Trane Technologies PLC	336,154	29,910,983
Trex Co., Inc. (a)	269,881	35,103,422
		319,571,614
HOME FURNISHINGS — 9.3%
Leggett & Platt, Inc.	495,892	17,430,604
Mohawk Industries, Inc. (a)	311,123	31,659,876
Tempur Sealy International, Inc. (a)	351,316	25,277,186
		74,367,666
HOME IMPROVEMENT RETAIL — 11.7%
Floor & Decor Holdings, Inc. Class A (a)	508,047	29,288,910
Home Depot, Inc.	125,354	31,402,430
Lowe's Cos., Inc.	241,215	32,592,971
		93,284,311
HOMEBUILDING — 29.4%
Cavco Industries, Inc. (a)	20,960	4,042,136
Century Communities, Inc. (a)	126,281	3,871,775
D.R. Horton, Inc.	562,647	31,198,776
Installed Building Products, Inc. (a)	83,953	5,774,287
Lennar Corp. Class A	512,745	31,595,347
LGI Homes, Inc. (a)	144,408	12,712,236
M/I Homes, Inc. (a)	93,033	3,204,057
MDC Holdings, Inc.	216,419	7,726,158
NVR, Inc. (a)	9,568	31,179,720
PulteGroup, Inc.	896,495	30,507,725
Skyline Champion Corp. (a)	206,629	5,029,350
Taylor Morrison Home Corp. (a)	812,337	15,669,981
Toll Brothers, Inc.	892,918	29,100,198
TopBuild Corp. (a)	119,647	13,612,239
See accompanying notes to financial statements.
26

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TRI Pointe Group, Inc. (a) (b)	674,268	$ 9,904,997
		235,128,982
HOMEFURNISHING RETAIL — 3.9%
Williams-Sonoma, Inc.	379,136	31,092,943
HOUSEHOLD APPLIANCES — 5.6%
Helen of Troy, Ltd. (a)	67,933	12,809,446
Whirlpool Corp. (b)	248,790	32,225,769
		45,035,215
TOTAL COMMON STOCKS (Cost $867,238,204)		798,480,731
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e) (Cost $274,851)	275,022	275,132
TOTAL INVESTMENTS — 99.9% (Cost $867,513,055)		798,755,863
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		538,170
NET ASSETS — 100.0%		$ 799,294,033
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$798,480,731	$—	$—	$798,480,731
Short-Term Investment	275,132	—	—	275,132
TOTAL INVESTMENTS	$798,755,863	$—	$—	$798,755,863
See accompanying notes to financial statements.
27

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 23,440,069	$ 23,163,562	$(1,656)	$281	275,022	$275,132	$14,640
State Street Institutional U.S. Government Money Market Fund, Class G Shares	262,063	262,063	1,085,596	1,347,659	—	—	—	—	1,923
State Street Navigator Securities Lending Portfolio II	—	—	88,936,158	88,936,158	—	—	—	—	13,161
State Street Navigator Securities Lending Portfolio III	35,198,849	35,198,849	79,785,797	114,984,646	—	—	—	—	25,971
Total		$35,460,912	$193,247,620	$228,432,025	$(1,656)	$281		$275,132	$55,695
See accompanying notes to financial statements.
28

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 100.0%
INTEGRATED OIL & GAS — 10.6%
Chevron Corp.	812,293	$ 72,480,904
Exxon Mobil Corp.	1,590,940	71,146,837
Occidental Petroleum Corp.	4,056,346	74,231,132
		217,858,873
OIL & GAS EXPLORATION & PRODUCTION — 68.5%
Antero Resources Corp. (a) (b)	8,321,094	21,135,579
Apache Corp.	5,449,766	73,571,841
Bonanza Creek Energy, Inc. (a)	258,919	3,837,180
Cabot Oil & Gas Corp.	3,739,060	64,237,051
Cimarex Energy Co.	2,065,436	56,778,836
CNX Resources Corp. (a)	5,160,229	44,635,981
Concho Resources, Inc.	1,293,787	66,630,030
ConocoPhillips	1,716,043	72,108,127
Continental Resources, Inc. (b)	4,517,889	79,198,594
Devon Energy Corp.	5,862,694	66,482,950
Diamondback Energy, Inc.	1,597,978	66,827,440
EOG Resources, Inc.	1,427,493	72,316,795
EQT Corp.	5,067,026	60,297,609
Hess Corp.	1,512,641	78,369,930
Kosmos Energy, Ltd. (b)	7,028,989	11,668,122
Magnolia Oil & Gas Corp. Class A (a) (b)	2,071,632	12,554,090
Marathon Oil Corp.	11,404,738	69,796,997
Matador Resources Co. (a) (b)	3,865,225	32,854,412
Murphy Oil Corp. (b)	4,062,603	56,063,921
Noble Energy, Inc.	7,321,274	65,598,615
Parsley Energy, Inc. Class A	6,865,782	73,326,552
PDC Energy, Inc. (a)	1,430,691	17,797,796
Pioneer Natural Resources Co.	763,983	74,641,139
Range Resources Corp.	8,532,568	48,038,358
SM Energy Co. (b)	4,661,559	17,480,846
Southwestern Energy Co. (a) (b)	16,173,242	41,403,500
WPX Energy, Inc. (a)	10,885,054	69,446,644
		1,417,098,935
OIL & GAS REFINING & MARKETING — 20.9%
CVR Energy, Inc.	1,155,893	23,245,008
Delek US Holdings, Inc. (b)	2,026,634	35,283,698
HollyFrontier Corp.	2,391,411	69,829,201
Marathon Petroleum Corp.	2,049,225	76,600,031
Par Pacific Holdings, Inc. (a)	699,646	6,289,818
See accompanying notes to financial statements.
29

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
PBF Energy, Inc. Class A	4,559,652	$ 46,690,837
Phillips 66	971,309	69,837,117
Renewable Energy Group, Inc. (a)	640,637	15,874,985
REX American Resources Corp. (a)	45,268	3,140,241
Valero Energy Corp.	1,176,444	69,198,436
World Fuel Services Corp.	636,845	16,405,127
		432,394,499
TOTAL COMMON STOCKS (Cost $3,294,761,126)		2,067,352,307
SHORT-TERM INVESTMENT — 1.7%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $36,352,782)	36,352,782	36,352,782
TOTAL INVESTMENTS — 101.7% (Cost $3,331,113,908)		2,103,705,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(35,778,491)
NET ASSETS — 100.0%		$ 2,067,926,598
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,067,352,307	$—	$—	$2,067,352,307
Short-Term Investment	36,352,782	—	—	36,352,782
TOTAL INVESTMENTS	$2,103,705,089	$—	$—	$2,103,705,089
See accompanying notes to financial statements.
30

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Antero Resources Corp.	6,336,195	$ 35,039,158	$ 136,282,434	$ 144,227,557	$ (59,646,653)	$—*	—	$ —*	$ —
California Resources Corp.	2,147,211	42,257,112	86,495,525	72,255,038	(89,733,820)	—*	—	—*	—
Callon Petroleum Co.	6,009,415	39,602,045	137,041,840	117,415,773	(94,209,343)	—*	—	—*	—
Chesapeake Energy Corp.	20,404,858	39,789,473	154,521,156	98,063,687	(132,964,893)	—*	—	—*	—
Gulfport Energy Corp.	4,441,452	21,807,529	51,951,607	58,433,359	(48,699,972)	—*	—	—*	—
Oasis Petroleum, Inc.	7,750,314	44,021,784	123,979,762	107,602,581	(91,943,883)	—*	—	—*	—
Range Resources Corp.	5,530,806	38,605,026	200,825,196	228,600,648	(23,972,751)	—*	—	—*	378,307
SM Energy Co.	2,986,291	37,388,363	115,305,012	95,362,585	(40,119,799)	—*	—	—*	257,823
Southwestern Energy Co.	11,357,332	35,889,169	202,179,193	222,716,719	(9,446,034)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	313,656,181	313,648,824	(7,357)	—	—	—	34,649
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,047,537	1,047,537	1,308,687	2,356,224	—	—	—	—	3,328
State Street Navigator Securities Lending Portfolio II	—	—	786,596,820	750,244,038	—	—	36,352,782	36,352,782	3,619,472
State Street Navigator Securities Lending Portfolio III	40,512,543	40,512,543	278,735,083	319,247,626	—	—	—	—	1,205,137
Whiting Petroleum Corp.	2,272,945	42,458,613	157,628,478	85,522,725	(153,144,635)	—*	—	—*	—
Total		$418,418,352	$2,746,506,974	$2,615,697,384	$(743,889,140)	$—		$36,352,782	$5,498,716
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
31

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
REGIONAL BANKS — 99.7%
1st Source Corp.	40,163	$ 1,429,000
Allegiance Bancshares, Inc.	64,628	1,640,905
Ameris Bancorp	283,521	6,688,260
Associated Banc-Corp.	858,719	11,747,276
Atlantic Union Bankshares Corp.	274,287	6,352,487
Banc of California, Inc.	222,096	2,405,300
BancFirst Corp.	73,059	2,964,004
Bancorp, Inc. (a)	202,038	1,979,972
BancorpSouth Bank	426,410	9,696,563
Bank of Hawaii Corp.	185,499	11,391,494
Bank OZK	702,212	16,480,916
BankUnited, Inc.	626,668	12,690,027
Banner Corp.	147,131	5,590,978
Berkshire Hills Bancorp, Inc.	340,308	3,750,194
BOK Financial Corp.	183,994	10,384,621
Boston Private Financial Holdings, Inc.	363,995	2,504,286
Brookline Bancorp, Inc.	280,566	2,828,105
Bryn Mawr Bank Corp.	48,262	1,334,927
Cadence BanCorp	1,054,006	9,338,493
Camden National Corp.	39,282	1,356,800
Cathay General Bancorp	278,752	7,331,178
CBTX, Inc.	41,650	874,650
Central Pacific Financial Corp.	130,318	2,088,998
CIT Group, Inc.	1,049,852	21,763,432
Citizens Financial Group, Inc.	969,942	24,481,336
City Holding Co.	51,786	3,374,894
Columbia Banking System, Inc.	284,202	8,055,706
Comerica, Inc.	639,899	24,380,152
Commerce Bancshares, Inc.	325,074	19,332,151
Community Bank System, Inc.	201,368	11,482,003
ConnectOne Bancorp, Inc.	102,101	1,645,868
Cullen/Frost Bankers, Inc.	332,249	24,822,323
Customers Bancorp, Inc. (a)	175,196	2,105,856
CVB Financial Corp.	520,493	9,754,039
Dime Community Bancshares, Inc.	129,238	1,774,438
Eagle Bancorp, Inc.	105,604	3,458,531
East West Bancorp, Inc.	685,873	24,856,038
Enterprise Financial Services Corp.	73,711	2,293,886
FB Financial Corp.	79,182	1,961,338
Fifth Third Bancorp	1,203,762	23,208,531
See accompanying notes to financial statements.
32

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
First BanCorp	1,180,449	$ 6,598,710
First BanCorp/Southern Pines	67,787	1,700,098
First Busey Corp.	129,943	2,423,437
First Citizens BancShares, Inc. Class A	24,751	10,024,650
First Commonwealth Financial Corp.	397,208	3,288,882
First Financial Bancorp	434,246	6,031,677
First Financial Bankshares, Inc.	379,675	10,968,811
First Foundation, Inc.	85,862	1,402,985
First Hawaiian, Inc.	764,496	13,179,911
First Horizon National Corp. (b)	2,487,234	24,772,851
First Interstate BancSystem, Inc. Class A	158,114	4,895,209
First Merchants Corp.	141,808	3,909,647
First Midwest Bancorp, Inc.	477,628	6,376,334
First Republic Bank	235,419	24,952,060
FNB Corp.	1,560,200	11,701,500
Franklin Financial Network, Inc.	40,109	1,032,807
Fulton Financial Corp.	784,869	8,264,671
Glacier Bancorp, Inc.	250,194	8,829,346
Great Western Bancorp, Inc.	407,886	5,612,511
Hancock Whitney Corp.	481,359	10,204,811
HarborOne Bancorp, Inc. (a)	123,310	1,053,067
Heartland Financial USA, Inc.	93,641	3,131,355
Heritage Commerce Corp.	164,134	1,231,826
Heritage Financial Corp.	137,579	2,751,580
Hilltop Holdings, Inc.	344,944	6,364,217
Home BancShares, Inc.	598,964	9,212,066
Hope Bancorp, Inc.	569,312	5,249,057
Huntington Bancshares, Inc.	2,533,833	22,893,181
IBERIABANK Corp.	300,654	13,691,783
Independent Bank Corp.	128,443	8,617,241
Independent Bank Corp.	72,875	1,082,194
Independent Bank Group, Inc.	356,349	14,439,261
International Bancshares Corp.	180,580	5,782,172
Investors Bancorp, Inc.	1,366,925	11,618,863
KeyCorp	1,894,488	23,074,864
Lakeland Bancorp, Inc.	129,351	1,478,482
Lakeland Financial Corp.	81,381	3,791,541
Live Oak Bancshares, Inc.	148,246	2,151,049
M&T Bank Corp.	229,856	23,898,128
Midland States Bancorp, Inc.	98,775	1,476,686
National Bank Holdings Corp. Class A	142,379	3,844,233
NBT Bancorp, Inc.	120,930	3,719,807
See accompanying notes to financial statements.
33

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Nicolet Bankshares, Inc. (a)	22,728	$ 1,245,494
OceanFirst Financial Corp.	169,683	2,991,511
OFG Bancorp	283,598	3,791,705
Old National Bancorp	571,771	7,867,569
Pacific Premier Bancorp, Inc.	325,910	7,065,729
PacWest Bancorp	896,176	17,663,629
Park National Corp.	44,624	3,140,637
Peapack-Gladstone Financial Corp.	51,508	964,745
People's United Financial, Inc.	2,059,300	23,826,101
Pinnacle Financial Partners, Inc.	335,651	14,093,985
PNC Financial Services Group, Inc.	226,125	23,790,611
Popular, Inc.	570,896	21,220,204
Preferred Bank	52,055	2,230,557
Prosperity Bancshares, Inc.	378,211	22,458,169
QCR Holdings, Inc.	34,349	1,071,002
Regions Financial Corp.	2,104,554	23,402,640
Renasant Corp.	166,520	4,146,348
S&T Bancorp, Inc.	147,064	3,448,651
Sandy Spring Bancorp, Inc.	137,988	3,419,343
Seacoast Banking Corp. of Florida (a)	180,543	3,683,077
ServisFirst Bancshares, Inc.	137,057	4,901,158
Signature Bank	232,867	24,898,140
Simmons First National Corp. Class A	458,674	7,847,912
South State Corp.	190,950	9,100,677
Southside Bancshares, Inc.	120,014	3,326,788
Sterling Bancorp	1,538,934	18,036,306
SVB Financial Group (a)	120,461	25,962,959
Synovus Financial Corp.	1,093,253	22,444,484
TCF Financial Corp. (b)	576,561	16,962,425
Texas Capital Bancshares, Inc. (a)	416,720	12,864,146
Tompkins Financial Corp.	35,511	2,300,047
TriCo Bancshares	76,497	2,329,334
TriState Capital Holdings, Inc. (a)	122,509	1,924,616
Triumph Bancorp, Inc. (a)	110,329	2,677,685
Truist Financial Corp.	636,464	23,899,223
Trustmark Corp.	218,828	5,365,663
UMB Financial Corp.	182,205	9,392,668
Umpqua Holdings Corp.	1,126,176	11,982,513
United Bankshares, Inc.	533,052	14,744,218
United Community Banks, Inc.	336,926	6,778,951
Univest Financial Corp.	85,679	1,382,859
Valley National Bancorp	1,502,670	11,750,879
See accompanying notes to financial statements.
34

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Veritex Holdings, Inc.	267,189	$ 4,729,245
Webster Financial Corp.	504,533	14,434,689
WesBanco, Inc.	186,313	3,784,017
Westamerica Bancorporation	105,892	6,080,319
Western Alliance Bancorp	645,081	24,429,217
Wintrust Financial Corp.	357,855	15,609,635
Zions Bancorp NA	718,084	24,414,856
TOTAL COMMON STOCKS (Cost $1,756,059,830)		1,204,200,853
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e) (Cost $503,523)	503,321	503,523
TOTAL INVESTMENTS — 99.7% (Cost $1,756,563,353)		1,204,704,376
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		3,399,706
NET ASSETS — 100.0%		$ 1,208,104,082
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,204,200,853	$—	$—	$1,204,200,853
Short-Term Investment	503,523	—	—	503,523
TOTAL INVESTMENTS	$1,204,704,376	$—	$—	$1,204,704,376
See accompanying notes to financial statements.
35

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 98,404,682	$ 97,897,560	$(3,599)	$—	503,321	$503,523	$ 7,413
State Street Institutional U.S. Government Money Market Fund, Class G Shares	373,718	373,718	8,047,380	8,421,098	—	—	—	—	35,677
State Street Navigator Securities Lending Portfolio II	—	—	29,532,140	29,532,140	—	—	—	—	3,978
State Street Navigator Securities Lending Portfolio III	—	—	14,697,079	14,697,079	—	—	—	—	1,751
Total		$373,718	$150,681,281	$150,547,877	$(3,599)	$—		$503,523	$48,819
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,312,461,538	$ 1,302,299,768
Investments in affiliated issuers, at value	122,510,515	2,108,075
Total Investments	1,434,972,053	1,304,407,843
Dividends receivable — unaffiliated issuers	174,729	3,825,234
Dividends receivable — affiliated issuers	372	843
Securities lending income receivable — unaffiliated issuers	2,748	2,533
Securities lending income receivable — affiliated issuers	54,400	5,417
TOTAL ASSETS	1,435,204,302	1,308,241,870
LIABILITIES
Payable upon return of securities loaned	65,944,134	812,668
Payable for fund shares repurchased	701	13,199
Advisory fee payable	415,518	407,567
Trustees’ fees and expenses payable	896	1,169
TOTAL LIABILITIES	66,361,249	1,234,603
NET ASSETS	$1,368,843,053	$ 1,307,007,267
NET ASSETS CONSIST OF:
Paid-in Capital	$1,794,559,967	$ 2,498,505,478
Total distributable earnings (loss)	(425,716,914)	(1,191,498,211)
NET ASSETS	$1,368,843,053	$ 1,307,007,267
NET ASSET VALUE PER SHARE
Net asset value per share	$ 87.61	$ 31.57
Shares outstanding (unlimited amount authorized, $0.01 par value)	15,625,000	41,402,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,639,845,085	$ 1,854,626,831
Investments in affiliated issuers	113,156,563	2,107,255
Total cost of investments	$1,753,001,648	$ 1,856,734,086
* Includes investments in securities on loan, at value	$ 80,116,631	$ 25,973,520
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 798,480,731	$ 2,067,352,307	$ 1,204,200,853
Investments in affiliated issuers, at value	275,132	36,352,782	503,523
Total Investments	798,755,863	2,103,705,089	1,204,704,376
Cash	—	—	44,771
Receivable for investments sold	—	862,048	—
Receivable for fund shares sold	—	3,746	28,498
Dividends receivable — unaffiliated issuers	767,628	485,734	3,663,473
Dividends receivable — affiliated issuers	174	1,294	627
Securities lending income receivable — unaffiliated issuers	1,134	295,660	2,342
Securities lending income receivable — affiliated issuers	475	391,700	75
TOTAL ASSETS	799,525,274	2,105,745,271	1,208,444,162
LIABILITIES
Due to custodian	—	861,972	—
Payable upon return of securities loaned	—	36,352,782	—
Payable for investments purchased	—	6,280	—
Payable for fund shares repurchased	2,901	—	—
Advisory fee payable	227,939	596,557	338,703
Trustees’ fees and expenses payable	401	1,082	1,377
TOTAL LIABILITIES	231,241	37,818,673	340,080
NET ASSETS	$ 799,294,033	$ 2,067,926,598	$ 1,208,104,082
NET ASSETS CONSIST OF:
Paid-in Capital	$1,537,519,115	$ 7,076,869,251	$ 2,655,587,973
Total distributable earnings (loss)	(738,225,082)	(5,008,942,653)	(1,447,483,891)
NET ASSETS	$ 799,294,033	$ 2,067,926,598	$ 1,208,104,082
NET ASSET VALUE PER SHARE
Net asset value per share	$ 43.92	$ 52.22	$ 38.41
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,200,016	39,600,000	31,452,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 867,238,204	$ 3,294,761,126	$ 1,756,059,830
Investments in affiliated issuers	274,851	36,352,782	503,523
Total cost of investments	$ 867,513,055	$ 3,331,113,908	$ 1,756,563,353
* Includes investments in securities on loan, at value	$ 5,037,765	$ 112,303,995	$ 31,740,613
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 22,603,562	$ 47,017,609
Dividend income — affiliated issuers	118,671	41,355
Unaffiliated securities lending income	62,166	65,781
Affiliated securities lending income	143,822	87,810
Foreign taxes withheld	—	(77,828)
TOTAL INVESTMENT INCOME (LOSS)	22,928,221	47,134,727
EXPENSES
Advisory fee	5,904,691	5,328,455
Trustees’ fees and expenses	24,466	19,691
Miscellaneous expenses	1,081	2,197
TOTAL EXPENSES	5,930,238	5,350,343
NET INVESTMENT INCOME (LOSS)	$ 16,997,983	$ 41,784,384
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(110,465,348)	(104,883,732)
Investments — affiliated issuers	(2,016,486)	(2,745)
In-kind redemptions — unaffiliated issuers	117,555,146	41,863,385
In-kind redemptions — affiliated issuers	(778,244)	—
Net realized gain (loss)	4,295,068	(63,023,092)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(421,934,097)	(360,883,742)
Investment — affiliated issuers	9,353,952	820
Net change in unrealized appreciation/depreciation	(412,580,145)	(360,882,922)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(408,285,077)	(423,906,014)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(391,287,094)	$(382,121,630)
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 9,546,533	$ 43,053,749	$ 51,985,222
Dividend income — affiliated issuers	16,563	674,107	43,090
Unaffiliated securities lending income	45,676	2,060,915	50,059
Affiliated securities lending income	39,132	4,824,609	5,729
Foreign taxes withheld	—	—	(91,063)
TOTAL INVESTMENT INCOME (LOSS)	9,647,904	50,613,380	51,993,037
EXPENSES
Advisory fee	2,472,220	7,140,870	5,783,546
Trustees’ fees and expenses	9,465	27,028	21,914
Miscellaneous expenses	558	1,967	2,819
TOTAL EXPENSES	2,482,243	7,169,865	5,808,279
NET INVESTMENT INCOME (LOSS)	$ 7,165,661	$ 43,443,515	$ 46,184,758
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(35,893,235)	(645,806,207)	(186,670,209)
Investments — affiliated issuers	(1,656)	(827,803,784)	(3,599)
In-kind redemptions — unaffiliated issuers	8,968,117	138,733,610	(243,032,054)
In-kind redemptions — affiliated issuers	—	83,914,644	—
Net realized gain (loss)	(26,926,774)	(1,250,961,737)	(429,705,862)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	978,085	(240,772,175)	(168,102,291)
Investment — affiliated issuers	281	—	—
Net change in unrealized appreciation/depreciation	978,366	(240,772,175)	(168,102,291)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(25,948,408)	(1,491,733,912)	(597,808,153)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(18,782,747)	$(1,448,290,397)	$(551,623,395)
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,997,983	$ 8,091,748
Net realized gain (loss)	4,295,068	235,497,484
Net change in unrealized appreciation/depreciation	(412,580,145)	(26,204,980)
Net increase (decrease) in net assets resulting from operations	(391,287,094)	217,384,252
Net equalization credits and charges	65,498	516,396
Distributions to shareholders	(17,565,232)	(16,230,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,059,102,487	1,325,736,725
Cost of shares redeemed	(1,831,149,533)	(1,257,110,364)
Net income equalization	(65,498)	(516,396)
Voluntary contribution (Note 3)	—	17,906
Net increase (decrease) in net assets from beneficial interest transactions	227,887,456	68,127,871
Net increase (decrease) in net assets during the period	(180,899,372)	269,798,418
Net assets at beginning of period	1,549,742,425	1,279,944,007
NET ASSETS AT END OF PERIOD	$ 1,368,843,053	$ 1,549,742,425
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,325,000	14,050,000
Shares redeemed	(18,600,000)	(13,850,000)
Net increase (decrease) from share transactions	725,000	200,000
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 41,784,384	$ 56,748,687
Net realized gain (loss)	(63,023,092)	57,016,739
Net change in unrealized appreciation/depreciation	(360,882,922)	(318,324,813)
Net increase (decrease) in net assets resulting from operations	(382,121,630)	(204,559,387)
Net equalization credits and charges	904,802	(2,194,133)
Distributions to shareholders	(40,693,734)	(58,189,280)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,901,996,467	1,468,945,415
Cost of shares redeemed	(1,914,580,796)	(3,097,571,376)
Net income equalization	(904,802)	2,194,133
Net increase (decrease) in net assets from beneficial interest transactions	(13,489,131)	(1,626,431,828)
Net increase (decrease) in net assets during the period	(435,399,693)	(1,891,374,628)
Net assets at beginning of period	1,742,406,960	3,633,781,588
NET ASSETS AT END OF PERIOD	$ 1,307,007,267	$ 1,742,406,960
SHARES OF BENEFICIAL INTEREST:
Shares sold	51,150,000	33,500,000
Shares redeemed	(49,850,000)	(70,400,000)
Net increase (decrease) from share transactions	1,300,000	(36,900,000)
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,165,661	$ 7,782,834
Net realized gain (loss)	(26,926,774)	(54,816,077)
Net change in unrealized appreciation/depreciation	978,366	77,779,924
Net increase (decrease) in net assets resulting from operations	(18,782,747)	30,746,681
Net equalization credits and charges	422,377	(541,763)
Distributions to shareholders	(7,660,770)	(7,307,564)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,993,360,347	2,316,335,162
Cost of shares redeemed	(1,826,261,849)	(2,509,892,242)
Net income equalization	(422,377)	541,763
Net increase (decrease) in net assets from beneficial interest transactions	166,676,121	(193,015,317)
Net increase (decrease) in net assets during the period	140,654,981	(170,117,963)
Net assets at beginning of period	658,639,052	828,757,015
NET ASSETS AT END OF PERIOD	$ 799,294,033	$ 658,639,052
SHARES OF BENEFICIAL INTEREST:
Shares sold	48,300,000	62,050,000
Shares redeemed	(45,900,000)	(67,200,000)
Net increase (decrease) from share transactions	2,400,000	(5,150,000)
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,443,515	$ 20,251,635
Net realized gain (loss)	(1,250,961,737)	(362,380,692)
Net change in unrealized appreciation/depreciation	(240,772,175)	(825,838,791)
Net increase (decrease) in net assets resulting from operations	(1,448,290,397)	(1,167,967,848)
Net equalization credits and charges	729,504	101,206
Distributions to shareholders	(43,739,102)	(20,476,738)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	11,343,048,664	13,637,805,231
Cost of shares redeemed	(9,667,369,819)	(13,672,320,355)
Net income equalization	(729,504)	(101,206)
Net increase (decrease) in net assets from beneficial interest transactions	1,674,949,341	(34,616,330)
Net increase (decrease) in net assets during the period	183,649,346	(1,222,959,710)
Net assets at beginning of period	1,884,277,252	3,107,236,962
NET ASSETS AT END OF PERIOD	$ 2,067,926,598	$ 1,884,277,252
SHARES OF BENEFICIAL INTEREST:(a)
Shares sold	172,525,000	103,412,500
Shares redeemed	(150,225,000)	(104,162,500)
Net increase (decrease) from share transactions	22,300,000	(750,000)
(a) After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,184,758	$ 72,944,333
Net realized gain (loss)	(429,705,862)	(444,336,479)
Net change in unrealized appreciation/depreciation	(168,102,291)	(230,577,599)
Net increase (decrease) in net assets resulting from operations	(551,623,395)	(601,969,745)
Net equalization credits and charges	3,727,103	(3,810,715)
Distributions to shareholders	(50,338,716)	(70,777,664)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	10,427,562,125	9,310,836,561
Cost of shares redeemed	(10,855,095,111)	(11,804,882,790)
Net income equalization	(3,727,103)	3,810,715
Net increase (decrease) in net assets from beneficial interest transactions	(431,260,089)	(2,490,235,514)
Net increase (decrease) in net assets during the period	(1,029,495,097)	(3,166,793,638)
Net assets at beginning of period	2,237,599,179	5,404,392,817
NET ASSETS AT END OF PERIOD	$ 1,208,104,082	$ 2,237,599,179
SHARES OF BENEFICIAL INTEREST:
Shares sold	225,000,000	170,650,000
Shares redeemed	(235,350,000)	(217,500,000)
Net increase (decrease) from share transactions	(10,350,000)	(46,850,000)
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 104.01	$ 87.07	$ 70.38	$ 55.85	$ 57.12
Income (loss) from investment operations:
Net investment income (loss) (b)	1.01	0.54	0.57	0.61	0.41
Net realized and unrealized gain (loss) (c)	(16.37)	17.39	16.70	14.41	(0.54)
Total from investment operations	(15.36)	17.93	17.27	15.02	(0.13)
Net equalization credits and charges (b)	0.00(d)	0.03	0.04	0.21	0.00(d)
Voluntary contribution from Custodian	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(1.04)	(1.02)	(0.62)	(0.70)	(0.42)
Net realized gains	—	—	—	—	(0.72)
Total distributions	(1.04)	(1.02)	(0.62)	(0.70)	(1.14)
Net asset value, end of period	$ 87.61	$ 104.01	$ 87.07	$ 70.38	$ 55.85
Total return (e)	(14.83)%	20.75%	24.64%	27.40%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,368,843	$1,549,742	$1,279,944	$651,016	$181,497
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.01%	0.58%	0.68%	0.94%	0.78%
Portfolio turnover rate (f)	28%	22%	32%	36%	30%
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 43.45	$ 47.19	$ 43.58	$ 30.51	$ 36.27
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	0.90	0.72	0.59	0.58
Net realized and unrealized gain (loss) (b)	(11.95)	(3.62)	3.60	13.05(c)	(5.73)
Total from investment operations	(10.86)	(2.72)	4.32	13.64	(5.15)
Net equalization credits and charges (a)	0.02	(0.03)	0.00(d)	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(1.04)	(0.99)	(0.71)	(0.59)	(0.59)
Net asset value, end of period	$ 31.57	$ 43.45	$ 47.19	$ 43.58	$ 30.51
Total return (e)	(25.32)%	(5.72)%	9.91%	44.97%(c)	(14.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,307,007	$1,742,407	$3,633,782	$3,270,400	$2,041,171
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.74%	2.02%	1.54%	1.50%	1.76%
Portfolio turnover rate (f)	30%	24%	29%	35%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 41.69	$ 39.56	$ 38.53	$ 33.56	$ 36.60
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.41	0.35	0.27	0.20
Net realized and unrealized gain (loss) (b)	2.20	2.17	1.03	4.97	(3.04)
Total from investment operations	2.63	2.58	1.38	5.24	(2.84)
Net equalization credits and charges (a)	0.03	(0.03)	(0.00)(c)	(0.00)(c)	(0.00)(c)
Distributions to shareholders from:
Net investment income	(0.43)	(0.42)	(0.35)	(0.27)	(0.20)
Net asset value, end of period	$ 43.92	$ 41.69	$ 39.56	$ 38.53	$ 33.56
Total return (d)	6.49%	6.59%	3.55%	15.65%	(7.77)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$799,294	$658,639	$828,757	$1,051,857	$1,240,151
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.01%	1.09%	0.86%	0.76%	0.57%
Portfolio turnover rate (e)	27%	32%	35%	26%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 108.92	$ 172.16	$ 127.60	$ 139.16	$ 186.92
Income (loss) from investment operations:
Net investment income (loss) (b)	1.46	1.12	1.08	1.20	1.76
Net realized and unrealized gain (loss) (c)	(56.76)	(63.20)	44.56	(11.64)	(47.64)
Total from investment operations	(55.30)	(62.08)	45.64	(10.44)	(45.88)
Net equalization credits and charges (b)	0.02	0.00(d)	0.00(d)	0.08	0.08
Distributions to shareholders from:
Net investment income	(1.42)	(1.16)	(1.08)	(1.20)	(1.96)
Net asset value, end of period	$ 52.22	$ 108.92	$ 172.16	$ 127.60	$ 139.16
Total return (e)	(50.86)%	(36.12)%	35.90%	(7.53)%	(24.38)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,067,927	$1,884,277	$3,107,237	$2,319,165	$1,943,140
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.13%	0.81%	0.76%	0.81%	1.34%
Portfolio turnover rate (f)	41%	37%	36%	34%	44%
(a)	After the close of trading on March 30, 2020, the SPDR S&P Oil & Gas Exploration & Production ETF underwent a 1-for-4 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 10.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 53.53	$ 60.96	$ 54.97	$ 38.45	$ 44.16
Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	1.15	0.93	0.78	0.77
Net realized and unrealized gain (loss) (b)	(15.21)	(7.32)	5.91	16.48	(5.70)
Total from investment operations	(13.84)	(6.17)	6.84	17.26	(4.93)
Net equalization credits and charges (a)	0.11	(0.06)	0.05	0.04	0.01
Distributions to shareholders from:
Net investment income	(1.39)	(1.20)	(0.90)	(0.78)	(0.79)
Net asset value, end of period	$ 38.41	$ 53.53	$ 60.96	$ 54.97	$ 38.45
Total return (c)	(25.96)%	(10.15)%	12.56%	45.19%	(11.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,208,104	$2,237,599	$5,404,393	$3,850,902	$1,615,033
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.79%	2.03%	1.56%	1.54%	1.89%
Portfolio turnover rate (d)	35%	27%	33%	52%	86%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
On March 7, 2019, State Street made a voluntary contribution of $17,906 during the year to the SPDR S&P Aerospace & Defense ETF in relation to a trade processing matter.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$461,326,720	$464,237,143
SPDR S&P Bank ETF	448,084,017	446,998,735
SPDR S&P Homebuilders ETF	196,529,043	194,791,585
SPDR S&P Oil & Gas Exploration & Production ETF	831,648,012	831,002,938
SPDR S&P Regional Banking ETF	575,923,392	571,774,138
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$1,592,520,562	$1,363,073,705	$ 116,776,902
SPDR S&P Bank ETF	1,504,773,303	1,517,203,416	41,863,385
SPDR S&P Homebuilders ETF	1,524,883,030	1,357,828,457	8,968,117
SPDR S&P Oil & Gas Exploration & Production ETF	7,364,136,109	5,688,717,971	222,648,254
SPDR S&P Regional Banking ETF	7,504,609,527	7,934,473,308	(243,032,054)
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, distributions in excess of earnings and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$17,565,232	$—	$17,565,232
SPDR S&P Bank ETF	40,693,734	—	40,693,734
SPDR S&P Homebuilders ETF	7,660,770	—	7,660,770
SPDR S&P Oil & Gas Exploration & Production ETF	43,739,102	—	43,739,102
SPDR S&P Regional Banking ETF	50,338,716	—	50,338,716
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Aerospace & Defense ETF	$ 16,230,101	$ —	$ 16,230,101
SPDR S&P Bank ETF	58,189,280	—	58,189,280
SPDR S&P Homebuilders ETF	7,307,564	—	7,307,564
SPDR S&P Oil & Gas Exploration & Production ETF	20,476,738	—	20,476,738
SPDR S&P Regional Banking ETF	70,777,664	—	70,777,664
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P Aerospace & Defense ETF	$ —	$ (106,653,450)	$—	$ (319,063,464)	$—	$ (425,716,914)
SPDR S&P Bank ETF	3,296,339	(631,253,511)	—	(563,541,039)	—	(1,191,498,211)
SPDR S&P Homebuilders ETF	940,819	(670,373,541)	—	(68,792,360)	—	(738,225,082)
SPDR S&P Oil & Gas Exploration & Production ETF	—	(3,760,726,184)	—	(1,248,216,469)	—	(5,008,942,653)
SPDR S&P Regional Banking ETF	—	(886,912,569)	—	(560,571,322)	—	(1,447,483,891)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Aerospace & Defense ETF	$ 80,795,431	$ 25,858,019
SPDR S&P Bank ETF	270,622,846	360,630,665
SPDR S&P Homebuilders ETF	377,957,213	292,416,328
SPDR S&P Oil & Gas Exploration & Production ETF	1,766,236,014	1,994,490,170
SPDR S&P Regional Banking ETF	412,362,715	474,549,854
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,754,035,517	$36,077,572	$355,141,036	$(319,063,464)
SPDR S&P Bank ETF	1,867,948,882	1,309,681	564,850,720	(563,541,039)
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Homebuilders ETF	$ 867,548,223	$22,888,826	$ 91,681,186	$ (68,792,360)
SPDR S&P Oil & Gas Exploration & Production ETF	3,351,921,558	11,165,015	1,259,381,484	(1,248,216,469)
SPDR S&P Regional Banking ETF	1,765,275,698	881,656	561,452,978	(560,571,322)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 80,116,631	$ 65,944,134	$ 13,092,709	$ 79,036,843
SPDR S&P Bank ETF	25,973,520	812,668	25,147,004	25,959,672
SPDR S&P Homebuilders ETF	5,037,765	—	5,010,159	5,010,159
SPDR S&P Oil & Gas Exploration & Production ETF	112,303,995	36,352,782	75,363,355	111,716,137
SPDR S&P Regional Banking ETF	31,740,613	—	31,744,517	31,744,517
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$65,944,134	$—	$—	$—	$65,944,134	$65,944,134
SPDR S&P Bank ETF	Common Stocks	812,668	—	—	—	812,668	812,668
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	36,352,782	—	—	—	36,352,782	36,352,782
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Stock Split
The Board authorized a 1-for-4 reverse stock split for the SPDR S&P Oil & Gas Exploration & Production ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of four, while increasing the NAV of shares outstanding by a factor of four, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
62

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Aerospace & Defense ETF, SPDR S&P Bank ETF, SPDR S&P Homebuilders ETF, SPDR S&P Oil & Gas Exploration & Production ETF and SPDR S&P Regional Banking ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
63

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
64

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
65

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$ 808.30	$ 677.60	$ 969.70
Expenses Paid During Period(a)	1.57	1.46	1.71
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76	1.76
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$ 559.20	$ 672.30
Expenses Paid During Period(a)	1.36	1.46
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10
Expenses Paid During Period(a)	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
66

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
67

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
68

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
69

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
70

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
71

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

73

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
74

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
75

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRTOPINAR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P Kensho Clean Power Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Clean Power sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The Index is designed to capture companies whose products and services are driving innovation behind clean power.
The S&P Kensho Final Frontiers Index is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Final Frontiers sector as determined by a classification standard produced by S&P Dow Jones Indices LLC (the "Index Provider"). The Index is designed to capture companies whose products and services are driving innovation behind the exploration of deep space and deep sea.
The S&P Kensho Future Security Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Future Security sector as determined by a classification standard produced by S&P Dow Jones Indices LLC.
The S&P Kensho Intelligent Infrastructure Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Intelligent Infrastructure sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind intelligent infrastructure.
The S&P Kensho New Economies Composite Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide. The Index is designed to capture companies whose products and services are driving innovation and transforming the global economy through the use of existing and emerging technologies, and rapid developments in robotics, automation, artificial intelligence, connectedness and processing power ("New Economies companies"). The Index is comprised of each of the eligible Kensho New Economies Sub-Indexes. Each Kensho Sub-Index is weighted by its Sharpe ratio with an annual reconstitution. There are currently 22 Sub-Indexes in the Composite. Kensho identifies companies in its New Economy Subsectors
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
using its propriety Natural Language Processing "NLP", which leverages their artificial intelligence capabilities to screen regulatory forms for key words and phrases in the appropriate context relevant to the respective new economy sector to find companies for inclusion.
The S&P Kensho Smart Transportation Index (the "Index") is comprised of U.S.-listed equity securities (including depositary receipts) of companies domiciled across developed and emerging markets worldwide which are included in the Smart Transportation sector as determined by a classification standard produced by S&P Dow Jones Indices LLC. The Index is designed to capture companies whose products and services are driving innovation behind smart transportation.
See accompanying notes to financial statements.
2

SPDR S&P Kensho Clean Power ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Clean Power ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Clean Power Index. The Fund’s benchmark is the S&P Kensho Clean Power Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 32.40%, and the Index was 32.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income contributed to the difference between the Fund’s performance and that of the Index.
Companies in the Fund started the period with strong performance, as secular tailwinds for the clean power industry experienced continued momentum. After news of the novel coronavirus making its way through Asia, Europe, and North America, the market as a whole pulled back in February, but these companies remained resilient through the initial decline in equities, returning a solid 2.53% for the month of February. However, during March, as the World Health Organization declared a global pandemic and economies around the world began to shut down to contain the spread of the virus, the Fund suffered its largest monthly loss of the period. This downturn was short-lived for the fund, as the Fund went on to post strong returns in the double-digits for April and high single-digits for May and June to close out the Reporting Period. This recovery was led by strength in companies such as Tesla, which posted better-than-expected earnings and made notable progress in its electric vehicle batteries, and FuelCell Energy, which posted a significant year-over-year increase in revenues and improved financials.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were FuelCell Energy, Inc., Plug Power Inc., and Tesla Inc. The top negative contributors to the Fund’s performance during the Reporting Period were ALLETE, Inc., SunPower Corporation, and New Jersey Resources Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P Kensho Clean Power ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Clean Power Index	Net Asset Value	Market Value	S&P Kensho Clean Power Index
ONE YEAR	32.40%	32.46%	32.09%	32.40%	32.46%	32.09%
SINCE INCEPTION(1)	70.27%	70.28%	70.66%	37.07%	37.08%	37.26%

(1)	For the period October 22, 2018 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho Clean Power ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Plug Power, Inc.	4.3%
Daqo New Energy Corp. ADR	3.8
AES Corp.	3.3
Atlantica Sustainable Infrastructure PLC	3.2
Sunrun, Inc.	3.2
Ballard Power Systems, Inc.	3.1
Tesla, Inc.	3.1
Canadian Solar, Inc.	3.1
SunPower Corp.	3.0
Vivint Solar, Inc.	3.0
TOTAL	33.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Utilities	36.8%
Industrials	29.8
Information Technology	23.8
Consumer Discretionary	3.2
Energy	2.8
Materials	2.3
Communication Services	1.0
Short-Term Investments	17.7
Liabilities in Excess of Other Assets	(17.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P KENSHO FINAL FRONTIERS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Final Frontiers ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Final Frontiers Index. The Fund’s benchmark is the S&P Kensho Final Frontiers Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –9.34%, and the Index was –8.95%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the period with slightly positive performance during the last half of 2019. The demand for Artificial Intelligence (AI), automation, power processing and the robotics industries continued to grow, especially in the area of space and deep sea exploration. Similar to many industries, the Index fell during the first quarter of 2020. While continued positive economic news and earnings information continued into the month, ultimately COVID-19 concerns would go on to dictate the direction of US and global stock markets. At the beginning of March, the markets in the US responded positively to supportive monetary policy in reaction to the economic concerns caused by the expanding virus. Unfortunately, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic.
Despite the challenging new environment, the Future Security industry enjoyed a stronger finish to the year as innovation by private companies continued their success in reinventing the process of getting to space and changing the future of satellite technology. Elon Musk’s company was able to send NASA astronauts into space at the end of May which sparked a great deal of positive momentum as this capsule was the first one to be manufactured by a private company and able to send humans into orbit. This was also the first time NASA was able to launch its own astronauts since the end of the space shuttle program nearly a decade ago. The growth in these innovations helped offset previous losses and allowed the Fund to finish off the period only slightly in the red.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were TechnipFMC Plc, Boeing Company, and Hexcel Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were TTM Technologies, Inc., Teledyne Technologies Incorporated, and Maxar Technologies, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR S&P Kensho Final Frontiers ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index	Net Asset Value	Market Value	S&P Kensho Final Frontiers Index
ONE YEAR	– 9.34%	– 9.27%	– 8.95%	– 9.34%	– 9.27%	– 8.95%
SINCE INCEPTION(1)	2.02%	2.07%	2.77%	1.19%	1.22%	1.63%

(1)	For the period October 22, 2018 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho Final Frontiers ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Maxar Technologies, Inc.	5.1%
Hexcel Corp.	4.9
Virgin Galactic Holdings, Inc.	4.8
Honeywell International, Inc.	4.4
Lockheed Martin Corp.	4.3
Raytheon Technologies Corp.	4.3
Boeing Co.	4.2
Northrop Grumman Corp.	4.2
Aerojet Rocketdyne Holdings, Inc.	4.2
HEICO Corp.	4.2
TOTAL	44.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	80.1%
Information Technology	13.8
Materials	3.2
Energy	2.7
Short-Term Investments	9.1
Liabilities in Excess of Other Assets	(8.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P KENSHO FUTURE SECURITY ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Future Security ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Future Security Index. The Fund’s benchmark is the S&P Kensho Future Security Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.16%, and the Index was –0.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the period with slightly positive performance during the last half of 2019. The demand for cyber security solutions continued to increase as large corporations continue to feel the threat of spam, malware, ransomware and various other risky social engineering attacks. Although future security needs continue to rise in order to prevent threats to national security, increased legislation involving data privacy rights need to complied with as well. Finally, the rise in “smart home” security and rapidly increasing reliance on mobile apps continue to bolster performance and earnings for future security industry as a whole. Similar to many industries, the Index fell during the first quarter of 2020. While continued positive economic news and earnings information continued into the month, ultimately COVID-19 concerns would go on to dictate the direction of US and global stock markets. At the beginning of March, the markets in the US responded positively to supportive monetary policy in reaction to the economic concerns caused by the expanding virus. Unfortunately, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic. Despite the challenging new environment, the Future Security industry enjoyed a stronger finish to the year as innovation continued to improve in areas of cyber security and advanced border security, as well as military applications like robotics, drones and other virtual technologies. The growth in these innovations helped offset previous losses and allowed the Fund to finish off the Reporting Period only slightly in the red.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Zscaler, Inc., Fortinet, Inc., and Limelight Networks, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were ViaSat, Inc., Embraer S.A., and Boeing Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Kensho Future Security ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Future Security Index	Net Asset Value	Market Value	S&P Kensho Future Security Index
ONE YEAR	– 1.16%	– 0.55%	– 0.70%	– 1.16%	– 0.55%	– 0.70%
SINCE INCEPTION(1)	26.01%	26.36%	26.97%	9.65%	9.77%	9.98%

(1)	For the period December 26, 2017 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho Future Security ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Limelight Networks, Inc.	2.4%
Dell Technologies, Inc. Class C	1.9
OneSpan, Inc.	1.9
Maxar Technologies, Inc.	1.9
AeroVironment, Inc.	1.8
Zscaler, Inc.	1.8
Crowdstrike Holdings, Inc. Class A	1.8
Akamai Technologies, Inc.	1.8
Hexcel Corp.	1.8
Varonis Systems, Inc.	1.7
TOTAL	18.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	59.0%
Industrials	37.7
Health Care	3.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Kensho Intelligent Structures ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Intelligent Structures ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Intelligent Infrastructure Index. The Fund’s benchmark is the S&P Kensho Intelligent Infrastructure Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period), the total return for the Fund was 0.40%, and the Index was 0.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund fell for the quarter –0.87%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 10.46%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –28.85%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the Fund increased for the quarter 28.88%.
See accompanying notes to financial statements.
12

SPDR S&P Kensho Intelligent Structures ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Resideo Technologies, Inc., DXC Technology Co., and Cubic Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Qorvo, Inc., Alarm.com Holdings, Inc, and ADT, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P Kensho Intelligent Structures ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index	Net Asset Value	Market Value	S&P Kensho Intelligent Infrastructure Index
ONE YEAR	0.40%(1)	0.40%	0.48%	0.40%	0.40%	0.48%
SINCE INCEPTION(2)	2.21%	1.85%	2.70%	0.87%	0.73%	1.07%

(1)	The total return on the financial highlights has been adjusted for the as of trades for the Fund for the period ended June 30, 2020.
(2)	For the period December 26, 2017 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho Intelligent Structures ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
14

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Alarm.com Holdings, Inc.	3.4%
Atlantica Sustainable Infrastructure PLC	3.3
Bloom Energy Corp. Class A	3.3
ABB, Ltd. ADR	3.3
Cubic Corp.	3.2
Evoqua Water Technologies Corp.	3.2
Carrier Global Corp.	3.2
Johnson Controls International PLC	3.1
Silicon Laboratories, Inc.	3.1
Itron, Inc.	3.0
TOTAL	32.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	51.0%
Information Technology	25.8
Consumer Discretionary	6.4
Utilities	5.8
Communication Services	5.7
Energy	5.2
Short-Term Investments	10.1
Liabilities in Excess of Other Assets	(10.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Kensho New Economies Composite ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho New Economies Composite ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho New Economies Composite Index. The Fund’s benchmark is the S&P Kensho New Economies Composite Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 13.09%, and the Index was 13.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund fell for the quarter –0.39%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 9.62%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –21.32%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail
See accompanying notes to financial statements.
16

SPDR S&P Kensho New Economies Composite ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the Fund increased for the quarter 31.65%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NVIDIA Corporation, NIO INC -ADR, and Tesla Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Embraer S.A., Boeing Company, and OSI Systems, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR S&P Kensho New Economies Composite ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index	Net Asset Value	Market Value	S&P Kensho New Economies Composite Index
ONE YEAR	13.09%	12.92%	13.16%	13.09%	12.92%	13.16%
SINCE INCEPTION(1)	25.21%	25.03%	25.53%	14.25%	14.15%	14.42%

(1)	For the period October 22, 2018 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/18, 10/23/18, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho New Economies Composite ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Workhorse Group, Inc.	1.2%
Garmin, Ltd.	1.0
STMicroelectronics NV	0.9
Twilio, Inc. Class A	0.9
Microsoft Corp.	0.9
Alphabet, Inc. Class A	0.9
Zoom Video Communications, Inc. Class A	0.8
Apple, Inc.	0.8
Tesla, Inc.	0.8
3D Systems Corp.	0.8
TOTAL	9.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	33.7%
Industrials	18.3
Health Care	14.0
Consumer Discretionary	11.8
Communication Services	11.2
Utilities	4.8
Financials	2.9
Materials	2.4
Energy	0.7
Short-Term Investments	11.6
Liabilities in Excess of Other Assets	(11.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR S&P Kensho Smart Mobility ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Kensho Smart Mobility ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P Kensho Smart Transportation Index. The Fund’s benchmark is the S&P Kensho Smart Transportation Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 14.48%, and the Index was 13.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income contributed to the difference between the Fund’s performance and that of the Index.
Returns of companies in the Index were positive over the Reporting Period. The Fund started the period strong, with high single-digit returns during the second half of 2019, on continued optimism surrounding the use of autonomous vehicles and drones. Performance was weaker through the first two months of 2020, as news of the spread of COVID-19 first throughout Asia, followed by Europe and North America, weighed on global stocks. Continued lockdowns and uncertainty from the virus bolstered results for those companies focused on any technology that would enable remote productivity, such as drones. The Fund saw a rebound as the market recovered, led by technology stocks from the end of March through the end of the reporting period, leading to positive overall performance for the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Workhorse Group Inc., NIO INC -ADR, and Tesla Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Avis Budget Group, Inc., Hertz Global Holdings, Inc., and Garrett Motion, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR S&P Kensho Smart Mobility ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index	Net Asset Value	Market Value	S&P Kensho Smart Transportation Index
ONE YEAR	14.48%	14.81%	13.73%	14.48%	14.81%	13.73%
SINCE INCEPTION(1)	10.16%	10.41%	9.97%	3.93%	4.03%	3.86%

(1)	For the period December 26, 2017 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/26/17, 12/27/17, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Kensho Smart Mobility ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Workhorse Group, Inc.	4.7%
Plug Power, Inc.	3.4
NIO, Inc. ADR	2.9
Yandex NV Class A	2.8
Tesla, Inc.	2.5
Ballard Power Systems, Inc.	2.5
Fortive Corp.	2.4
BorgWarner, Inc.	2.3
Cummins, Inc.	2.3
Trimble, Inc.	2.3
TOTAL	28.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Consumer Discretionary	40.9%
Industrials	26.4
Information Technology	24.9
Communication Services	4.9
Materials	1.6
Financials	1.1
Short-Term Investments	17.2
Liabilities in Excess of Other Assets	(17.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	855	$ 923,238
CHEMICALS — 2.3%
Huntsman Corp.	37,577	675,259
CONSTRUCTION & ENGINEERING — 5.4%
Arcosa, Inc.	20,723	874,511
Valmont Industries, Inc.	6,250	710,125
		1,584,636
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	4,816	291,705
ELECTRIC UTILITIES — 13.6%
ALLETE, Inc.	14,141	772,240
Avangrid, Inc.	19,588	822,304
Cia Paranaense de Energia ADR (b)	46,577	529,115
Enel Americas SA ADR	100,738	756,542
Enel Chile SA ADR (b)	59,292	223,531
Genie Energy, Ltd. Class B	10,489	77,199
NextEra Energy, Inc.	3,421	821,622
		4,002,553
ELECTRICAL EQUIPMENT — 21.1%
ABB, Ltd. ADR (b)	33,292	751,068
American Superconductor Corp. (a) (b)	13,311	108,218
Ballard Power Systems, Inc. (a)	60,176	926,710
FuelCell Energy, Inc. (a) (c)	260,507	588,746
Plug Power, Inc. (a) (c)	155,090	1,273,289
Sunrun, Inc. (a)	47,125	929,305
TPI Composites, Inc. (a)	32,465	758,707
Vivint Solar, Inc. (a) (b)	88,718	878,308
		6,214,351
GAS UTILITIES — 2.8%
New Jersey Resources Corp.	25,392	829,049
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.9%
AES Corp.	66,650	965,758
Atlantica Sustainable Infrastructure PLC	32,015	931,637
Ormat Technologies, Inc.	12,350	784,102
See accompanying notes to financial statements.
23

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Sunnova Energy International, Inc. (a)	34,948	$ 596,562
TerraForm Power, Inc. Class A	46,589	859,101
TransAlta Corp.	41,499	246,089
		4,383,249
INDUSTRIAL CONGLOMERATES — 2.7%
General Electric Co.	115,362	787,922
MACHINERY — 0.6%
Hyster-Yale Materials Handling, Inc.	4,496	173,815
MULTI-UTILITIES — 5.5%
Algonquin Power & Utilities Corp. (b)	61,853	800,378
Consolidated Edison, Inc.	11,414	821,009
		1,621,387
OIL, GAS & CONSUMABLE FUELS — 2.8%
Enbridge, Inc.	27,244	828,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 23.8%
Applied Materials, Inc.	11,997	725,219
Canadian Solar, Inc. (a) (b)	47,624	917,714
Daqo New Energy Corp. ADR (a) (b)	14,909	1,106,844
Enphase Energy, Inc. (a) (b)	17,792	846,365
First Solar, Inc. (a)	17,197	851,252
JinkoSolar Holding Co., Ltd. ADR (a) (b)	48,231	854,171
SolarEdge Technologies, Inc. (a)	5,940	824,353
SunPower Corp. (a) (b)	114,954	880,548
		7,006,466
TOTAL COMMON STOCKS (Cost $29,425,856)		29,322,392
SHORT-TERM INVESTMENTS — 17.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	43,535	43,553
State Street Navigator Securities Lending Portfolio II (f) (g)	5,160,065	5,160,065
TOTAL SHORT-TERM INVESTMENTS (Cost $5,203,614)		5,203,618
TOTAL INVESTMENTS — 117.4% (Cost $34,629,470)		34,526,010
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.4)%		(5,108,070)
NET ASSETS — 100.0%		$ 29,417,940

See accompanying notes to financial statements.
24

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$29,322,392	$—	$—	$29,322,392
Short-Term Investments	5,203,618	—	—	5,203,618
TOTAL INVESTMENTS	$34,526,010	$—	$—	$34,526,010
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 1,453,485	$ 1,409,126	$(810)	$ 4	43,535	$ 43,553	$ 316
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,534	40,534	—	—	—	—	18
State Street Navigator Securities Lending Portfolio II	—	—	31,644,878	26,484,813	—	—	5,160,065	5,160,065	196,887
State Street Navigator Securities Lending Portfolio III	—	—	3,208,796	3,208,796	—	—	—	—	2,519
Total		$—	$36,347,693	$31,143,269	$(810)	$ 4		$5,203,618	$199,740
See accompanying notes to financial statements.
25

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 65.7%
Aerojet Rocketdyne Holdings, Inc. (a)	9,397	$ 372,497
Boeing Co.	2,040	373,932
BWX Technologies, Inc.	4,693	265,811
Ducommun, Inc. (a)	2,057	71,728
Elbit Systems, Ltd.	674	92,372
General Dynamics Corp.	1,855	277,248
HEICO Corp.	3,735	372,193
Hexcel Corp.	9,457	427,645
L3Harris Technologies, Inc.	2,008	340,697
Lockheed Martin Corp.	1,027	374,773
Maxar Technologies, Inc. (b)	25,201	452,610
Mercury Systems, Inc. (a)	3,407	267,995
Moog, Inc. Class A	5,429	287,628
Northrop Grumman Corp.	1,216	373,847
Raytheon Technologies Corp.	6,072	374,157
Teledyne Technologies, Inc. (a)	1,147	356,660
TransDigm Group, Inc.	636	281,144
Virgin Galactic Holdings, Inc. (a) (b)	25,685	419,693
		5,782,630
CONSTRUCTION & ENGINEERING — 3.3%
Jacobs Engineering Group, Inc.	3,455	292,984
CONTAINERS & PACKAGING — 3.2%
Ball Corp.	4,027	279,836
ELECTRICAL EQUIPMENT — 3.2%
AMETEK, Inc.	3,148	281,337
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Amphenol Corp. Class A	2,923	280,053
TTM Technologies, Inc. (a)	24,550	291,163
		571,216
ENERGY EQUIPMENT & SERVICES — 2.7%
TechnipFMC PLC	34,138	233,504
INDUSTRIAL CONGLOMERATES — 4.4%
Honeywell International, Inc.	2,693	389,381
See accompanying notes to financial statements.
26

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
IT SERVICES — 4.0%
CACI International, Inc. Class A (a)	1,640	$ 355,683
MACHINERY — 3.5%
ESCO Technologies, Inc.	2,721	230,006
Standex International Corp.	1,393	80,167
		310,173
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.3%
Analog Devices, Inc.	2,386	292,619
TOTAL COMMON STOCKS (Cost $9,657,896)		8,789,363
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	15,771	15,777
State Street Navigator Securities Lending Portfolio II (e) (f)	783,657	783,657
TOTAL SHORT-TERM INVESTMENTS (Cost $799,434)		799,434
TOTAL INVESTMENTS — 108.9% (Cost $10,457,330)		9,588,797
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.9)%		(784,854)
NET ASSETS — 100.0%		$ 8,803,943
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
27

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,789,363	$—	$—	$8,789,363
Short-Term Investments	799,434	—	—	799,434
TOTAL INVESTMENTS	$9,588,797	$—	$—	$9,588,797
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 153,552	$ 137,762	$(13)	$—	15,771	$ 15,777	$ 106
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,607	3,607	2,908	6,515	—	—	—	—	10
State Street Navigator Securities Lending Portfolio II	—	—	2,606,094	1,822,437	—	—	783,657	783,657	1,090
Total		$3,607	$2,762,554	$1,966,714	$(13)	$—		$799,434	$1,206
See accompanying notes to financial statements.
28

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 33.4%
Aerojet Rocketdyne Holdings, Inc. (a)	7,530	$ 298,489
AeroVironment, Inc. (a)	4,540	361,520
Boeing Co.	1,635	299,696
Cubic Corp.	5,706	274,059
Ducommun, Inc. (a)	4,373	152,487
Elbit Systems, Ltd.	1,433	196,393
Embraer SA ADR (a)	34,911	208,768
General Dynamics Corp.	1,683	251,541
HEICO Corp.	2,993	298,252
Hexcel Corp.	7,578	342,677
Huntington Ingalls Industries, Inc.	1,351	235,736
Kratos Defense & Security Solutions, Inc. (a)	18,196	284,404
L3Harris Technologies, Inc.	1,609	272,999
Lockheed Martin Corp.	824	300,694
Maxar Technologies, Inc. (b)	20,196	362,720
Mercury Systems, Inc. (a)	3,090	243,059
Moog, Inc. Class A	5,707	302,357
Northrop Grumman Corp.	974	299,447
Parsons Corp. (a)	8,067	292,348
RADA Electronic Industries, Ltd. (a)	9,545	62,424
Raytheon Technologies Corp.	4,866	299,843
Teledyne Technologies, Inc. (a)	919	285,763
Textron, Inc.	9,407	309,584
Vectrus, Inc. (a)	4,742	232,974
		6,468,234
BUILDING PRODUCTS — 0.9%
Griffon Corp.	9,884	183,052
COMMUNICATIONS EQUIPMENT — 10.4%
Cisco Systems, Inc.	7,015	327,180
F5 Networks, Inc. (a)	2,278	317,735
Gilat Satellite Networks, Ltd. (a)	21,904	139,529
Juniper Networks, Inc.	13,273	303,421
NetScout Systems, Inc. (a)	11,965	305,825
Radware, Ltd. (a)	13,707	323,348
ViaSat, Inc. (a)	7,875	302,164
		2,019,202
CONSTRUCTION & ENGINEERING — 1.7%
Jacobs Engineering Group, Inc.	3,919	332,331
See accompanying notes to financial statements.
29

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Amphenol Corp. Class A	2,651	$ 253,992
FLIR Systems, Inc.	7,479	303,423
OSI Systems, Inc. (a)	4,292	320,355
		877,770
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Varex Imaging Corp. (a)	19,128	289,789
IT SERVICES — 10.2%
Akamai Technologies, Inc. (a)	3,203	343,009
Leidos Holdings, Inc.	3,175	297,402
Limelight Networks, Inc. (a)	63,116	464,534
ManTech International Corp. Class A	4,468	306,013
Perspecta, Inc.	14,399	334,489
Science Applications International Corp.	2,952	229,312
		1,974,759
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bruker Corp.	7,953	323,528
PROFESSIONAL SERVICES — 1.7%
ASGN, Inc. (a)	4,909	327,332
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Broadcom, Inc.	1,056	333,284
SOFTWARE — 30.2%
A10 Networks, Inc. (a)	22,685	154,485
Check Point Software Technologies, Ltd. (a)	3,017	324,116
Crowdstrike Holdings, Inc. Class A (a)	3,422	343,192
CyberArk Software, Ltd. (a)	3,211	318,756
FireEye, Inc. (a)	25,207	306,895
Fortinet, Inc. (a)	2,417	331,782
Mimecast, Ltd. (a)	7,541	314,158
MobileIron, Inc. (a)	42,555	209,796
NortonLifeLock, Inc.	15,536	308,079
OneSpan, Inc. (a)	13,012	363,425
Palo Alto Networks, Inc. (a)	1,429	328,198
Proofpoint, Inc. (a)	2,915	323,915
Qualys, Inc. (a)	3,079	320,278
Rapid7, Inc. (a)	6,530	333,161
Tenable Holdings, Inc. (a)	11,286	336,436
See accompanying notes to financial statements.
30

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Varonis Systems, Inc. (a)	3,869	$ 342,329
Verint Systems, Inc. (a)	7,558	341,470
VirnetX Holding Corp.	33,861	220,097
Zscaler, Inc. (a)	3,146	344,487
		5,865,055
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Dell Technologies, Inc. Class C (a)	6,734	369,966
TOTAL COMMON STOCKS (Cost $20,287,691)		19,364,302
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	37,413	37,428
State Street Navigator Securities Lending Portfolio II (e) (f)	329,892	329,892
TOTAL SHORT-TERM INVESTMENTS (Cost $367,320)		367,320
TOTAL INVESTMENTS — 101.7% (Cost $20,655,011)		19,731,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(334,378)
NET ASSETS — 100.0%		$ 19,397,244
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
31

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,364,302	$—	$—	$19,364,302
Short-Term Investments	367,320	—	—	367,320
TOTAL INVESTMENTS	$19,731,622	$—	$—	$19,731,622
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 680,299	$ 642,816	$(55)	$—	37,413	$ 37,428	$ 172
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,864	6,864	10,581	17,445	—	—	—	—	16
State Street Navigator Securities Lending Portfolio II	—	—	7,981,883	7,651,991	—	—	329,892	329,892	1,589
State Street Navigator Securities Lending Portfolio III	—	—	912,478	912,478	—	—	—	—	53
Total		$6,864	$9,585,241	$9,224,730	$(55)	$—		$367,320	$1,830
See accompanying notes to financial statements.
32

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 5.6%
Cubic Corp.	4,230	$ 203,167
Parsons Corp. (a)	4,080	147,859
		351,026
AUTO COMPONENTS — 2.9%
Lear Corp.	1,672	182,281
AUTOMOBILES — 1.9%
Toyota Motor Corp. ADR (b)	949	119,223
BUILDING PRODUCTS — 9.2%
Carrier Global Corp.	8,882	197,358
Johnson Controls International PLC	5,727	195,520
Resideo Technologies, Inc. (a)	15,479	181,414
		574,292
COMMERCIAL SERVICES & SUPPLIES — 4.9%
ADT, Inc. (b)	23,587	188,224
Tetra Tech, Inc.	1,538	121,687
		309,911
CONSTRUCTION & ENGINEERING — 1.5%
NV5 Global, Inc. (a)	1,874	95,255
DIVERSIFIED CONSUMER SERVICES — 0.7%
Vivint Smart Home, Inc. (a) (b)	2,366	41,003
ELECTRIC UTILITIES — 0.5%
Korea Electric Power Corp. ADR (a)	3,640	29,047
ELECTRICAL EQUIPMENT — 13.3%
ABB, Ltd. ADR (b)	9,112	205,567
Acuity Brands, Inc.	1,935	185,257
AMETEK, Inc.	1,331	119,040
Bloom Energy Corp. Class A (a)	19,200	208,896
Hubbell, Inc.	945	118,465
		837,225
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 9.7%
Badger Meter, Inc.	2,729	171,709
Daktronics, Inc.	3,676	15,990
FLIR Systems, Inc.	2,796	113,434
See accompanying notes to financial statements.
33

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Itron, Inc. (a)	2,880	$ 190,800
TE Connectivity, Ltd.	1,460	119,063
		610,996
HOUSEHOLD DURABLES — 1.0%
Universal Electronics, Inc. (a)	1,310	61,334
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.3%
Atlantica Sustainable Infrastructure PLC	7,199	209,491
INDUSTRIAL CONGLOMERATES — 4.9%
Honeywell International, Inc.	1,279	184,931
Roper Technologies, Inc.	309	119,972
		304,903
INTERACTIVE MEDIA & SERVICES — 2.0%
Baidu, Inc. ADR (a)	1,064	127,563
MACHINERY — 11.6%
Energy Recovery, Inc. (a)	4,302	32,674
Evoqua Water Technologies Corp. (a)	10,613	197,402
Mueller Water Products, Inc. Class A	12,899	121,637
Pentair PLC	4,942	187,747
Xylem, Inc.	2,878	186,955
		726,415
MULTI-UTILITIES — 2.0%
National Grid PLC (b)	2,085	126,643
OIL, GAS & CONSUMABLE FUELS — 5.2%
BP PLC (b)	4,714	109,930
Royal Dutch Shell PLC Class A ADR (b)	3,430	112,127
Suncor Energy, Inc.	6,289	106,033
		328,090
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.1%
ON Semiconductor Corp. (a)	6,378	126,412
Qorvo, Inc. (a)	1,717	189,780
Silicon Laboratories, Inc. (a)	1,947	195,226
STMicroelectronics NV (b)	4,561	125,017
		636,435
SOFTWARE — 3.8%
Alarm.com Holdings, Inc. (a)	3,269	211,864
See accompanying notes to financial statements.
34

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Synchronoss Technologies, Inc. (a)	6,898	$ 24,350
		236,214
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Logitech International SA (b)	2,056	134,092
WIRELESS TELECOMMUNICATION SERVICES — 3.7%
Rogers Communications, Inc. Class B	2,821	113,376
SK Telecom Co., Ltd. ADR	6,098	117,813
		231,189
TOTAL COMMON STOCKS (Cost $6,501,732)		6,272,628
SHORT-TERM INVESTMENTS — 10.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	2,761	2,762
State Street Navigator Securities Lending Portfolio II (e) (f)	634,540	634,540
TOTAL SHORT-TERM INVESTMENTS (Cost $637,298)		637,302
TOTAL INVESTMENTS — 110.0% (Cost $7,139,030)		6,909,930
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.0)%		(628,627)
NET ASSETS — 100.0%		$ 6,281,303
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
35

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,272,628	$—	$—	$6,272,628
Short-Term Investments	637,302	—	—	637,302
TOTAL INVESTMENTS	$6,909,930	$—	$—	$6,909,930
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 357,250	$ 354,499	$ 7	$ 4	2,761	$ 2,762	$ 158
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,108	6,108	21,024	27,132	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	5,660,325	5,025,785	—	—	634,540	634,540	8,665
State Street Navigator Securities Lending Portfolio III	—	—	1,111,421	1,111,421	—	—	—	—	1,864
Total		$6,108	$7,150,020	$6,518,837	$ 7	$ 4		$637,302	$10,711
See accompanying notes to financial statements.
36

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 6.4%
Aerojet Rocketdyne Holdings, Inc. (a)	27,208	$ 1,078,525
AeroVironment, Inc. (a)	28,575	2,275,427
Boeing Co.	21,932	4,020,136
BWX Technologies, Inc.	12,361	700,127
Cubic Corp.	69,834	3,354,127
Ducommun, Inc. (a)	41,868	1,459,937
Elbit Systems, Ltd.	41,036	5,623,984
Embraer SA ADR (a)	266,458	1,593,419
General Dynamics Corp.	12,268	1,833,575
HEICO Corp.	23,132	2,305,104
Hexcel Corp.	40,975	1,852,890
Huntington Ingalls Industries, Inc.	4,978	868,611
Kratos Defense & Security Solutions, Inc. (a)	182,154	2,847,067
L3Harris Technologies, Inc.	17,957	3,046,764
Lockheed Martin Corp.	12,528	4,571,718
Maxar Technologies, Inc. (b)	102,060	1,832,998
Mercury Systems, Inc. (a)	19,288	1,517,194
Moog, Inc. Class A	27,099	1,435,705
Northrop Grumman Corp.	9,112	2,801,393
Parsons Corp. (a)	89,177	3,231,774
RADA Electronic Industries, Ltd. (a)	110,796	724,606
Raytheon Technologies Corp.	94,381	5,815,757
Teledyne Technologies, Inc. (a)	10,737	3,338,670
Textron, Inc.	71,103	2,340,000
TransDigm Group, Inc.	2,346	1,037,049
Vectrus, Inc. (a)	49,646	2,439,108
Virgin Galactic Holdings, Inc. (a) (b)	55,699	910,122
		64,855,787
AUTO COMPONENTS — 4.7%
American Axle & Manufacturing Holdings, Inc. (a)	438,069	3,329,324
Aptiv PLC	39,310	3,063,035
BorgWarner, Inc.	63,704	2,248,751
Dana, Inc.	186,963	2,279,079
Delphi Technologies PLC (a)	103,867	1,475,950
Garrett Motion, Inc. (a)	384,274	2,128,878
Gentherm, Inc. (a)	47,307	1,840,242
Kandi Technologies Group, Inc. (a) (b)	137,313	576,715
Lear Corp.	53,044	5,782,857
Modine Manufacturing Co. (a)	276,752	1,527,671
See accompanying notes to financial statements.
37

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Veoneer, Inc. (a) (b)	271,425	$ 2,901,533
Visteon Corp. (a)	113,239	7,756,872
Workhorse Group, Inc. (a) (b)	704,863	12,257,568
		47,168,475
AUTOMOBILES — 3.8%
Fiat Chrysler Automobiles NV (a) (b)	452,793	4,636,600
Ford Motor Co.	544,518	3,310,669
General Motors Co.	234,695	5,937,784
Honda Motor Co., Ltd. ADR (b)	74,787	1,911,556
NIO, Inc. ADR (a) (b)	1,017,378	7,854,158
Niu Technologies ADR (a) (b)	105,363	1,685,808
Tata Motors, Ltd. ADR (a) (b)	216,443	1,422,031
Tesla, Inc. (a)	7,506	8,105,054
Toyota Motor Corp. ADR (b)	28,516	3,582,465
		38,446,125
BANKS — 1.8%
Banco Santander Brasil SA ADR (b)	354,087	1,848,334
Banco Santander SA ADR (a) (b)	2,515,454	6,062,244
Grupo Financiero Galicia SA ADR	163,167	1,582,720
ICICI Bank, Ltd. ADR	191,967	1,783,374
ING Groep NV ADR	984,679	6,794,285
Royal Bank of Canada (b)	8,635	585,453
		18,656,410
BIOTECHNOLOGY — 5.2%
Adverum Biotechnologies, Inc. (a)	65,639	1,370,542
Allogene Therapeutics, Inc. (a) (b)	26,302	1,126,252
Alnylam Pharmaceuticals, Inc. (a) (b)	9,032	1,337,730
Amicus Therapeutics, Inc. (a)	116,440	1,755,915
Arrowhead Pharmaceuticals, Inc. (a)	34,882	1,506,554
Atara Biotherapeutics, Inc. (a)	116,126	1,691,956
Avrobio, Inc. (a)	84,994	1,483,145
Biogen, Inc. (a)	4,384	1,172,939
BioMarin Pharmaceutical, Inc. (a)	10,249	1,264,112
Bluebird Bio, Inc. (a)	23,471	1,432,670
Cellectis SA ADR (a)	61,434	1,093,525
CRISPR Therapeutics AG (a) (b)	20,324	1,493,611
Dicerna Pharmaceuticals, Inc. (a)	58,291	1,480,591
Editas Medicine, Inc. (a) (b)	46,856	1,386,000
Fate Therapeutics, Inc. (a) (b)	38,752	1,329,581
Gilead Sciences, Inc.	18,007	1,385,459
See accompanying notes to financial statements.
38

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Grifols SA ADR	40,105	$ 731,515
Homology Medicines, Inc. (a)	94,764	1,439,465
Immunomedics, Inc. (a) (b)	27,587	977,683
Inovio Pharmaceuticals, Inc. (a) (b)	80,036	2,156,970
Intellia Therapeutics, Inc. (a) (b)	66,429	1,396,338
Ionis Pharmaceuticals, Inc. (a)	17,987	1,060,514
Iovance Biotherapeutics, Inc. (a)	36,543	1,003,105
Krystal Biotech, Inc. (a)	24,353	1,008,701
Ligand Pharmaceuticals, Inc. (a) (b)	10,113	1,131,139
Orchard Therapeutics PLC ADR (a)	172,111	1,032,666
Regeneron Pharmaceuticals, Inc. (a)	1,730	1,078,915
REGENXBIO, Inc. (a)	34,746	1,279,695
Rocket Pharmaceuticals, Inc. (a) (b)	68,986	1,443,877
Sangamo Therapeutics, Inc. (a)	117,633	1,053,992
Sarepta Therapeutics, Inc. (a) (b)	8,325	1,334,831
Seattle Genetics, Inc. (a)	5,898	1,002,188
Syros Pharmaceuticals, Inc. (a)	132,743	1,415,040
Translate Bio, Inc. (a) (b)	65,308	1,170,319
Twist Bioscience Corp. (a)	31,303	1,418,026
Ultragenyx Pharmaceutical, Inc. (a) (b)	17,911	1,400,998
uniQure NV (a) (b)	20,412	919,765
Vericel Corp. (a) (b)	91,524	1,264,862
Vertex Pharmaceuticals, Inc. (a)	3,358	974,861
Xencor, Inc. (a)	41,733	1,351,732
ZIOPHARM Oncology, Inc. (a) (b)	450,961	1,479,152
		52,836,931
BUILDING PRODUCTS — 1.1%
Carrier Global Corp.	123,962	2,754,436
Griffon Corp.	69,250	1,282,510
Johnson Controls International PLC	70,374	2,402,568
Resideo Technologies, Inc. (a)	385,502	4,518,083
		10,957,597
CAPITAL MARKETS — 0.1%
BlackRock, Inc.	998	543,002
Charles Schwab Corp.	17,115	577,460
		1,120,462
CHEMICALS — 0.9%
Corteva, Inc. (a)	57,344	1,536,246
Huntsman Corp.	146,196	2,627,142
See accompanying notes to financial statements.
39

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Ingevity Corp. (a)	87,896	$ 4,620,693
		8,784,081
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT, Inc. (b)	344,489	2,749,022
Tetra Tech, Inc.	12,043	952,842
		3,701,864
COMMUNICATIONS EQUIPMENT — 1.6%
CalAmp Corp. (a)	278,511	2,230,873
Cisco Systems, Inc.	123,957	5,781,354
F5 Networks, Inc. (a)	7,372	1,028,246
Gilat Satellite Networks, Ltd. (a)	104,550	665,983
Ituran Location and Control, Ltd.	56,058	898,049
Juniper Networks, Inc.	45,253	1,034,484
NetScout Systems, Inc. (a)	40,064	1,024,036
Radware, Ltd. (a)	47,162	1,112,552
Ribbon Communications, Inc. (a)	304,514	1,196,740
ViaSat, Inc. (a)	29,826	1,144,424
		16,116,741
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	60,572	961,278
Arcosa, Inc.	86,457	3,648,485
Jacobs Engineering Group, Inc.	23,512	1,993,818
NV5 Global, Inc. (a) (b)	20,498	1,041,913
Valmont Industries, Inc.	24,129	2,741,537
		10,387,031
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	60,927	1,208,183
FinVolution Group ADR	55,375	100,229
Green Dot Corp. Class A (a)	64,741	3,177,488
LendingClub Corp. (a)	171,549	780,548
LexinFintech Holdings, Ltd. ADR (a) (b)	89,908	956,621
Qudian, Inc. ADR (a) (b)	483,922	822,667
		7,045,736
CONTAINERS & PACKAGING — 0.1%
Ball Corp.	10,874	755,634
DIVERSIFIED CONSUMER SERVICES — 0.1%
Vivint Smart Home, Inc. (a) (b)	50,437	874,073
See accompanying notes to financial statements.
40

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
ORIX Corp. ADR	21,131	$ 1,301,670
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
ATN International, Inc.	31,963	1,935,999
Iridium Communications, Inc. (a)	37,874	963,514
Ooma, Inc. (a)	95,912	1,580,630
ORBCOMM, Inc. (a)	559,039	2,152,300
Vonage Holdings Corp. (a)	640,098	6,439,386
		13,071,829
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	54,451	2,973,569
Avangrid, Inc.	69,867	2,933,017
Cia Paranaense de Energia ADR (b)	273,586	3,107,937
Enel Americas SA ADR	356,009	2,673,628
Enel Chile SA ADR (b)	440,826	1,661,914
Genie Energy, Ltd. Class B	83,986	618,137
Korea Electric Power Corp. ADR (a)	67,274	536,846
NextEra Energy, Inc.	12,164	2,921,428
		17,426,476
ELECTRICAL EQUIPMENT — 4.6%
ABB, Ltd. ADR (b)	346,665	7,820,762
Acuity Brands, Inc.	24,385	2,334,620
American Superconductor Corp. (a) (b)	136,892	1,112,932
AMETEK, Inc.	51,354	4,589,507
Ballard Power Systems, Inc. (a) (b)	374,993	5,774,892
Bloom Energy Corp. Class A (a)	139,969	1,522,863
FuelCell Energy, Inc. (a) (b)	1,085,742	2,453,777
Hubbell, Inc.	7,116	892,062
Orion Energy Systems, Inc. (a)	152,758	528,543
Plug Power, Inc. (a) (b)	919,721	7,550,909
Sensata Technologies Holding PLC (a)	34,437	1,282,090
Sunrun, Inc. (a)	177,482	3,499,945
TPI Composites, Inc. (a)	138,725	3,242,003
Vivint Solar, Inc. (a) (b)	357,417	3,538,428
		46,143,333
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	8,719	835,367
Badger Meter, Inc.	24,534	1,543,679
Daktronics, Inc.	82,551	359,097
Fitbit, Inc. Class A (a)	1,141,755	7,375,737
See accompanying notes to financial statements.
41

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
FLIR Systems, Inc.	116,133	$ 4,711,516
Huami Corp. ADR (a) (b)	237,888	2,940,296
IPG Photonics Corp. (a)	5,343	856,964
Itron, Inc. (a)	25,456	1,686,460
OSI Systems, Inc. (a)	39,592	2,955,147
Sanmina Corp. (a)	44,314	1,109,623
TE Connectivity, Ltd.	19,872	1,620,562
Trimble, Inc. (a)	64,724	2,795,429
TTM Technologies, Inc. (a)	64,385	763,606
		29,553,483
ENERGY EQUIPMENT & SERVICES — 0.2%
Oceaneering International, Inc. (a)	165,964	1,060,510
TechnipFMC PLC	134,337	918,865
		1,979,375
ENTERTAINMENT — 3.3%
Activision Blizzard, Inc.	24,250	1,840,575
Bilibili, Inc. ADR (a) (b)	88,446	4,096,819
DouYu International Holdings, Ltd. ADR (a) (b)	363,312	4,192,621
Glu Mobile, Inc. (a)	204,999	1,900,341
Gravity Co., Ltd. ADR (a) (b)	17,471	964,399
iQIYI, Inc. ADR (a) (b)	109,621	2,542,111
NetEase, Inc. ADR	11,117	4,773,417
Sea, Ltd. ADR (a)	60,584	6,497,028
Tencent Music Entertainment Group ADR (a)	236,407	3,182,038
Zynga, Inc. Class A (a)	307,766	2,936,088
		32,925,437
GAS UTILITIES — 0.3%
New Jersey Resources Corp.	90,635	2,959,233
HEALTH CARE EQUIPMENT & SUPPLIES — 4.6%
Abbott Laboratories	35,646	3,259,114
Accelerate Diagnostics, Inc. (a) (b)	147,831	2,241,118
Accuray, Inc. (a)	215,913	438,303
AngioDynamics, Inc. (a)	255,890	2,602,401
Boston Scientific Corp. (a)	96,093	3,373,825
CONMED Corp.	12,151	874,751
Danaher Corp.	16,313	2,884,628
Globus Medical, Inc. Class A (a)	27,833	1,327,912
Intuitive Surgical, Inc. (a)	2,473	1,409,190
iRhythm Technologies, Inc. (a)	52,865	6,126,525
Koninklijke Philips NV (a)	80,277	3,760,190
See accompanying notes to financial statements.
42

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Masimo Corp. (a)	23,907	$ 5,450,557
Medtronic PLC	44,661	4,095,414
Penumbra, Inc. (a)	15,392	2,752,397
Smith & Nephew PLC ADR	107,342	4,091,877
Stryker Corp.	7,091	1,277,727
Varex Imaging Corp. (a)	60,071	910,076
		46,876,005
HEALTH CARE PROVIDERS & SERVICES — 0.1%
HealthEquity, Inc. (a)	9,477	556,016
McKesson Corp.	5,818	892,597
		1,448,613
HEALTH CARE TECHNOLOGY — 1.1%
Change Healthcare, Inc. (a)	411,712	4,611,175
Omnicell, Inc. (a)	21,607	1,525,886
Simulations Plus, Inc.	86,026	5,146,075
		11,283,136
HOUSEHOLD DURABLES — 1.5%
Garmin, Ltd.	104,515	10,190,212
iRobot Corp. (a) (b)	19,195	1,610,460
Sony Corp. ADR (b)	28,043	1,938,613
Universal Electronics, Inc. (a)	32,791	1,535,275
		15,274,560
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 2.2%
AES Corp.	239,970	3,477,165
Atlantica Sustainable Infrastructure PLC	176,436	5,134,288
Ormat Technologies, Inc.	80,720	5,124,913
Sunnova Energy International, Inc. (a)	179,238	3,059,593
TerraForm Power, Inc. Class A	151,014	2,784,698
TransAlta Corp.	378,085	2,242,044
		21,822,701
INDUSTRIAL CONGLOMERATES — 0.8%
General Electric Co.	457,292	3,123,304
Honeywell International, Inc.	29,655	4,287,817
Roper Technologies, Inc.	2,332	905,422
		8,316,543
INSURANCE — 0.1%
Allstate Corp.	5,345	518,411
See accompanying notes to financial statements.
43

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Progressive Corp.	6,472	$ 518,472
		1,036,883
INTERACTIVE MEDIA & SERVICES — 5.8%
Alphabet, Inc. Class A (a)	6,069	8,606,145
Baidu, Inc. ADR (a)	23,560	2,824,608
Facebook, Inc. Class A (a)	31,892	7,241,716
IAC/InterActiveCorp (a)	10,451	3,379,853
JOYY, Inc. ADR (a) (b)	49,327	4,367,906
LINE Corp. ADR (a) (b)	56,808	2,844,377
Match Group, Inc. (a) (b)	29,676	3,176,816
Meet Group, Inc. (a)	408,498	2,549,027
Momo, Inc. ADR	123,122	2,152,173
Snap, Inc. Class A (a)	275,677	6,475,653
Sohu.com, Ltd. ADR (a)	269,618	2,483,182
Twitter, Inc. (a)	91,238	2,717,980
Weibo Corp. ADR (a) (b)	74,201	2,493,154
Yandex NV Class A (a) (b)	92,153	4,609,493
Yelp, Inc. (a)	123,102	2,847,349
		58,769,432
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Alibaba Group Holding, Ltd. ADR (a)	9,446	2,037,502
MercadoLibre, Inc. (a)	2,786	2,746,355
Overstock.com, Inc. (a)	235,824	6,704,477
		11,488,334
IT SERVICES — 6.5%
Akamai Technologies, Inc. (a)	10,109	1,082,573
Broadridge Financial Solutions, Inc.	41,279	5,208,997
CACI International, Inc. Class A (a)	4,288	929,981
Evo Payments, Inc. Class A (a)	70,961	1,620,040
Fidelity National Information Services, Inc.	17,027	2,283,150
Fiserv, Inc. (a)	23,013	2,246,529
I3 Verticals, Inc. Class A (a) (b)	79,145	2,394,136
International Business Machines Corp.	40,314	4,868,722
Leidos Holdings, Inc.	25,512	2,389,709
Limelight Networks, Inc. (a)	191,368	1,408,469
ManTech International Corp. Class A	50,722	3,473,950
Mastercard, Inc. Class A	4,971	1,469,925
Net 1 UEPS Technologies, Inc. (a)	315,811	960,065
Pagseguro Digital, Ltd. Class A (a) (b)	98,951	3,496,928
PayPal Holdings, Inc. (a)	15,412	2,685,233
See accompanying notes to financial statements.
44

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Perspecta, Inc.	52,157	$ 1,211,607
QIWI PLC ADR (b)	153,054	2,650,895
Science Applications International Corp.	8,319	646,220
Shopify, Inc. Class A (a)	2,984	2,832,413
Square, Inc. Class A (a)	28,353	2,975,364
Twilio, Inc. Class A (a)	41,658	9,140,598
Virtusa Corp. (a)	149,063	4,840,076
Visa, Inc. Class A	12,073	2,332,141
Wipro, Ltd. ADR	700,961	2,320,181
		65,467,902
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Agilent Technologies, Inc.	9,871	872,300
Bio-Techne Corp.	3,685	973,098
Bruker Corp.	169,083	6,878,296
Charles River Laboratories International, Inc. (a)	10,307	1,797,026
Codexis, Inc. (a)	116,825	1,331,805
Luminex Corp.	83,879	2,728,584
Mettler-Toledo International, Inc. (a)	1,188	956,993
Pacific Biosciences of California, Inc. (a) (b)	1,237,441	4,269,172
PerkinElmer, Inc.	8,921	875,061
Thermo Fisher Scientific, Inc.	14,707	5,328,934
		26,011,269
MACHINERY — 2.9%
Allison Transmission Holdings, Inc.	49,625	1,825,207
Barnes Group, Inc.	37,152	1,469,733
Cummins, Inc.	11,340	1,964,768
Dover Corp.	9,385	906,216
Energy Recovery, Inc. (a) (b)	88,502	672,173
ESCO Technologies, Inc.	9,826	830,592
Evoqua Water Technologies Corp. (a)	96,311	1,791,385
Fortive Corp.	36,755	2,486,843
Hyster-Yale Materials Handling, Inc.	93,441	3,612,429
John Bean Technologies Corp.	18,772	1,614,767
Lincoln Electric Holdings, Inc.	17,013	1,433,175
Luxfer Holdings PLC	64,788	916,750
Meritor, Inc. (a)	64,447	1,276,051
Mueller Water Products, Inc. Class A	99,152	935,003
Pentair PLC	43,527	1,653,591
Proto Labs, Inc. (a)	33,488	3,766,395
Standex International Corp.	16,907	972,998
See accompanying notes to financial statements.
45

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Xylem, Inc.	23,435	$ 1,522,338
		29,650,414
METALS & MINING — 1.5%
Allegheny Technologies, Inc. (a)	555,744	5,663,031
ArcelorMittal SA (a) (b)	113,086	1,213,413
Carpenter Technology Corp.	202,478	4,916,166
Kaiser Aluminum Corp.	40,839	3,006,567
		14,799,177
MULTI-UTILITIES — 0.6%
Algonquin Power & Utilities Corp. (b)	209,085	2,705,560
Consolidated Edison, Inc.	39,099	2,812,391
National Grid PLC (b)	13,750	835,175
		6,353,126
OIL, GAS & CONSUMABLE FUELS — 0.5%
BP PLC (b)	36,054	840,779
Enbridge, Inc.	91,181	2,773,726
Royal Dutch Shell PLC Class A ADR (b)	25,695	839,970
Suncor Energy, Inc.	54,501	918,887
		5,373,362
PHARMACEUTICALS — 0.3%
Catalent, Inc. (a)	17,051	1,249,838
Novartis AG ADR	11,211	979,169
Sanofi ADR	20,161	1,029,219
		3,258,226
PROFESSIONAL SERVICES — 0.1%
ASGN, Inc. (a)	21,177	1,412,082
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a)	187,050	4,281,574
Lyft, Inc. Class A (a) (b)	77,066	2,543,949
Uber Technologies, Inc. (a)	77,201	2,399,407
		9,224,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.2%
Advanced Micro Devices, Inc. (a)	41,318	2,173,740
Ambarella, Inc. (a)	104,806	4,800,115
Analog Devices, Inc.	21,480	2,634,307
Applied Materials, Inc.	41,967	2,536,905
Broadcom, Inc.	4,003	1,263,387
Brooks Automation, Inc.	32,839	1,452,797
See accompanying notes to financial statements.
46

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Camtek, Ltd.	112,869	$ 1,419,892
Canadian Solar, Inc. (a) (b)	148,417	2,859,996
CyberOptics Corp. (a)	19,919	641,591
Daqo New Energy Corp. ADR (a)	50,098	3,719,275
Enphase Energy, Inc. (a) (b)	45,253	2,152,685
First Solar, Inc. (a)	63,672	3,151,764
Himax Technologies, Inc. ADR (a) (b)	854,842	3,539,046
Intel Corp.	25,975	1,554,084
JinkoSolar Holding Co., Ltd. ADR (a) (b)	159,146	2,818,476
KLA Corp.	23,544	4,578,837
MagnaChip Semiconductor Corp. (a)	282,619	2,910,976
Micron Technology, Inc. (a)	56,260	2,898,515
NeoPhotonics Corp. (a)	323,906	2,876,285
NVE Corp.	20,222	1,250,326
NVIDIA Corp.	19,171	7,283,255
NXP Semiconductors NV	30,802	3,512,660
ON Semiconductor Corp. (a)	156,686	3,105,516
Qorvo, Inc. (a)	19,490	2,154,230
Silicon Laboratories, Inc. (a)	18,713	1,876,352
SolarEdge Technologies, Inc. (a)	29,496	4,093,455
STMicroelectronics NV (b)	342,260	9,381,347
SunPower Corp. (a) (b)	384,683	2,946,672
Synaptics, Inc. (a)	44,080	2,650,090
Teradyne, Inc.	21,348	1,804,119
Texas Instruments, Inc.	10,048	1,275,795
Ultra Clean Holdings, Inc. (a)	70,244	1,589,622
		92,906,112
SOFTWARE — 10.8%
8x8, Inc. (a) (b)	303,055	4,848,880
A10 Networks, Inc. (a)	152,992	1,041,876
ACI Worldwide, Inc. (a)	94,342	2,546,291
Agilysys, Inc. (a)	86,759	1,556,456
Alarm.com Holdings, Inc. (a)	41,597	2,695,902
Alteryx, Inc. Class A (a) (b)	30,750	5,051,610
ANSYS, Inc. (a)	15,231	4,443,340
Atlassian Corp. PLC Class A (a)	29,421	5,303,724
Autodesk, Inc. (a)	12,481	2,985,330
Avaya Holdings Corp. (a)	524,121	6,478,136
Blackbaud, Inc.	17,811	1,016,652
Check Point Software Technologies, Ltd. (a)	10,081	1,083,002
Crowdstrike Holdings, Inc. Class A (a)	14,022	1,406,266
CyberArk Software, Ltd. (a)	10,611	1,053,354
See accompanying notes to financial statements.
47

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
FireEye, Inc. (a)	97,685	$ 1,189,315
Fortinet, Inc. (a)	9,630	1,321,910
Materialise NV ADR (a) (b)	51,128	1,153,448
Microsoft Corp.	43,471	8,846,783
Mimecast, Ltd. (a)	25,473	1,061,205
MiX Telematics, Ltd. ADR	84,849	732,247
MobileIron, Inc. (a)	243,000	1,197,990
NortonLifeLock, Inc.	47,035	932,704
OneConnect Financial Technology Co., Ltd. ADR (a)	104,107	1,900,994
OneSpan, Inc. (a)	53,799	1,502,606
Palo Alto Networks, Inc. (a)	5,196	1,193,365
Proofpoint, Inc. (a)	8,184	909,406
PTC, Inc. (a)	66,619	5,182,292
Q2 Holdings, Inc. (a) (b)	18,682	1,602,729
Qualys, Inc. (a)	10,025	1,042,800
Rapid7, Inc. (a)	21,583	1,101,165
RingCentral, Inc. Class A (a)	19,730	5,623,247
SAP SE ADR (b)	40,266	5,637,240
Slack Technologies, Inc. Class A (a) (b)	190,896	5,934,957
Synchronoss Technologies, Inc. (a)	142,727	503,826
Telenav, Inc. (a)	255,154	1,400,795
Tenable Holdings, Inc. (a)	39,031	1,163,514
Varonis Systems, Inc. (a)	14,535	1,286,057
Verint Systems, Inc. (a)	25,811	1,166,141
VirnetX Holding Corp.	194,958	1,267,227
Xperi Holding Corp.	108,095	1,595,482
Xunlei, Ltd. ADR (a) (b)	243,543	847,530
Zoom Video Communications, Inc. Class A (a)	33,047	8,378,736
Zscaler, Inc. (a)	13,615	1,490,842
		108,677,372
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
3D Systems Corp. (a) (b)	1,138,181	7,955,885
Apple, Inc.	22,736	8,294,093
Dell Technologies, Inc. Class C (a)	26,562	1,459,316
HP, Inc.	227,683	3,968,515
Immersion Corp. (a)	157,604	981,873
Logitech International SA (b)	25,907	1,689,654
Stratasys, Ltd. (a) (b)	230,103	3,649,434
		27,998,770
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Fossil Group, Inc. (a) (b)	1,390,083	6,463,886
See accompanying notes to financial statements.
48

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
China Mobile, Ltd. ADR	40,152	$ 1,350,713
Rogers Communications, Inc. Class B	32,746	1,316,062
SK Telecom Co., Ltd. ADR	150,373	2,905,206
Turkcell Iletisim Hizmetleri A/S ADR (b)	272,298	1,568,437
Vodafone Group PLC ADR (b)	94,432	1,505,246
		8,645,664
TOTAL COMMON STOCKS (Cost $1,001,455,258)		1,009,626,282
SHORT-TERM INVESTMENTS — 11.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	843,507	843,844
State Street Navigator Securities Lending Portfolio II (e) (f)	116,417,356	116,417,356
TOTAL SHORT-TERM INVESTMENTS (Cost $117,261,200)		117,261,200
TOTAL INVESTMENTS — 111.4% (Cost $1,118,716,458)		1,126,887,482
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%		(115,627,869)
NET ASSETS — 100.0%		$ 1,011,259,613
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
49

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,009,626,282	$—	$—	$1,009,626,282
Short-Term Investments	117,261,200	—	—	117,261,200
TOTAL INVESTMENTS	$1,126,887,482	$—	$—	$1,126,887,482
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 15,936,243	$ 15,090,594	$(1,805)	$—	843,507	$ 843,844	$ 3,117
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,171	29,171	123,395	152,566	—	—	—	—	123
State Street Navigator Securities Lending Portfolio II	—	—	240,396,856	123,979,500	—	—	116,417,356	116,417,356	776,433
State Street Navigator Securities Lending Portfolio III	—	—	9,425,695	9,425,695	—	—	—	—	10,082
Total		$29,171	$265,882,189	$148,648,355	$(1,805)	$—		$117,261,200	$789,755
See accompanying notes to financial statements.
50

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.6%
HEICO Corp.	754	$ 75,136
Textron, Inc.	3,573	117,587
		192,723
AUTO COMPONENTS — 24.0%
American Axle & Manufacturing Holdings, Inc. (a)	15,285	116,166
Aptiv PLC	1,540	119,997
BorgWarner, Inc.	3,570	126,021
Dana, Inc.	9,279	113,111
Delphi Technologies PLC (a)	5,811	82,574
Garrett Motion, Inc. (a)	9,496	52,608
Gentherm, Inc. (a)	2,474	96,239
Lear Corp.	1,078	117,524
Modine Manufacturing Co. (a)	5,112	28,218
Veoneer, Inc. (a) (b)	6,554	70,062
Visteon Corp. (a)	1,661	113,778
Workhorse Group, Inc. (a) (b)	14,463	251,512
		1,287,810
AUTOMOBILES — 16.9%
Fiat Chrysler Automobiles NV (a) (b)	8,600	88,064
Ford Motor Co.	18,650	113,392
General Motors Co.	4,394	111,168
Honda Motor Co., Ltd. ADR (b)	4,524	115,634
NIO, Inc. ADR (a) (b)	20,049	154,778
Niu Technologies ADR (a) (b)	2,193	35,088
Tata Motors, Ltd. ADR (a) (b)	11,613	76,297
Tesla, Inc. (a)	124	133,897
Toyota Motor Corp. ADR (b)	638	80,152
		908,470
COMMUNICATIONS EQUIPMENT — 1.7%
CalAmp Corp. (a)	4,688	37,551
Gilat Satellite Networks, Ltd. (a)	5,784	36,844
Ituran Location and Control, Ltd.	979	15,683
		90,078
DIVERSIFIED FINANCIAL SERVICES — 1.1%
ORIX Corp. ADR	965	59,444
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ORBCOMM, Inc. (a)	6,803	26,192
See accompanying notes to financial statements.
51

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 7.4%
Ballard Power Systems, Inc. (a)	8,665	$ 133,441
Plug Power, Inc. (a) (b)	22,321	183,255
Sensata Technologies Holding PLC (a)	2,099	78,146
		394,842
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
FLIR Systems, Inc.	1,883	76,393
Sanmina Corp. (a)	3,085	77,248
Trimble, Inc. (a)	2,871	123,999
		277,640
INTERACTIVE MEDIA & SERVICES — 4.4%
Baidu, Inc. ADR (a)	721	86,441
Yandex NV Class A (a)	2,996	149,860
		236,301
MACHINERY — 9.3%
Allison Transmission Holdings, Inc.	3,208	117,990
Cummins, Inc.	718	124,401
Fortive Corp.	1,889	127,810
Hyster-Yale Materials Handling, Inc.	805	31,121
Luxfer Holdings PLC	1,624	22,980
Meritor, Inc. (a)	3,908	77,378
		501,680
METALS & MINING — 1.5%
ArcelorMittal SA (a) (b)	7,648	82,063
ROAD & RAIL — 6.1%
Avis Budget Group, Inc. (a)	4,663	106,736
Lyft, Inc. Class A (a) (b)	3,293	108,702
Uber Technologies, Inc. (a)	3,628	112,758
		328,196
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 14.4%
Ambarella, Inc. (a)	2,322	106,348
Analog Devices, Inc.	686	84,131
Intel Corp.	1,319	78,916
NVIDIA Corp.	223	84,720
NXP Semiconductors NV	763	87,012
ON Semiconductor Corp. (a)	4,326	85,741
SolarEdge Technologies, Inc. (a)	570	79,105
STMicroelectronics NV (b)	3,093	84,779
See accompanying notes to financial statements.
52

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Texas Instruments, Inc.	636	$ 80,753
		771,505
SOFTWARE — 3.7%
ANSYS, Inc. (a)	292	85,185
Telenav, Inc. (a)	3,221	17,683
Xperi Holding Corp.	6,464	95,409
		198,277
TOTAL COMMON STOCKS (Cost $5,776,307)		5,355,221
SHORT-TERM INVESTMENTS — 17.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	7,851	7,854
State Street Navigator Securities Lending Portfolio II (e) (f)	914,116	914,116
TOTAL SHORT-TERM INVESTMENTS (Cost $921,970)		921,970
TOTAL INVESTMENTS — 117.0% (Cost $6,698,277)		6,277,191
LIABILITIES IN EXCESS OF OTHER ASSETS — (17.0)%		(909,988)
NET ASSETS — 100.0%		$ 5,367,203
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
53

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,355,221	$—	$—	$5,355,221
Short-Term Investments	921,970	—	—	921,970
TOTAL INVESTMENTS	$6,277,191	$—	$—	$6,277,191
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 314,278	$ 306,408	$(16)	$—	7,851	$ 7,854	$ 116
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,975	7,975	5,041	13,016	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	8,120,285	7,206,169	—	—	914,116	914,116	53,889
State Street Navigator Securities Lending Portfolio III	—	—	1,090,223	1,090,223	—	—	—	—	4,385
Total		$7,975	$9,529,827	$8,615,816	$(16)	$—		$921,970	$58,414
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value*	$29,322,392	$ 8,789,363	$19,364,302
Investments in affiliated issuers, at value	5,203,618	799,434	367,320
Total Investments	34,526,010	9,588,797	19,731,622
Cash	—	—	150
Receivable for fund shares sold	281	—	—
Dividends receivable — unaffiliated issuers	45,515	1,121	2,272
Dividends receivable — affiliated issuers	12	2	4
Securities lending income receivable — unaffiliated issuers	707	21	293
Securities lending income receivable — affiliated issuers	15,871	748	—
TOTAL ASSETS	34,588,396	9,590,689	19,734,341
LIABILITIES
Payable upon return of securities loaned	5,160,065	783,657	329,892
Payable for fund shares repurchased	—	—	42
Advisory fee payable	10,385	3,086	7,152
Trustees’ fees and expenses payable	6	3	11
TOTAL LIABILITIES	5,170,456	786,746	337,097
NET ASSETS	$29,417,940	$ 8,803,943	$19,397,244
NET ASSETS CONSIST OF:
Paid-in Capital	$30,206,640	$10,097,767	$21,433,496
Total distributable earnings (loss)	(788,700)	(1,293,824)	(2,036,252)
NET ASSETS	$29,417,940	$ 8,803,943	$19,397,244
NET ASSET VALUE PER SHARE
Net asset value per share	$ 49.44	$ 30.36	$ 36.60
Shares outstanding (unlimited amount authorized, $0.01 par value)	595,000	290,000	530,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$29,425,856	$ 9,657,896	$20,287,691
Investments in affiliated issuers	5,203,614	799,434	367,320
Total cost of investments	$34,629,470	$10,457,330	$20,655,011
* Includes investments in securities on loan, at value	$ 6,531,580	$ 785,048	$ 320,263
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value*	$6,272,628	$1,009,626,282	$ 5,355,221
Investments in affiliated issuers, at value	637,302	117,261,200	921,970
Total Investments	6,909,930	1,126,887,482	6,277,191
Cash	2,274	—	2,091
Receivable for investments sold	—	493,540	—
Receivable for fund shares sold	—	1,874	—
Dividends receivable — unaffiliated issuers	4,716	671,085	1,417
Dividends receivable — affiliated issuers	3	340	3
Securities lending income receivable — unaffiliated issuers	58	15,235	115
Securities lending income receivable — affiliated issuers	341	200,677	4,273
Receivable for foreign taxes recoverable	1,029	2,798	42
TOTAL ASSETS	6,918,351	1,128,273,031	6,285,132
LIABILITIES
Due to custodian	—	388,934	—
Payable upon return of securities loaned	634,540	116,417,356	914,116
Payable for investments purchased	—	45,347	865
Payable for fund shares repurchased	—	—	808
Advisory fee payable	2,502	161,740	2,135
Trustees’ fees and expenses payable	6	41	5
TOTAL LIABILITIES	637,048	117,013,418	917,929
NET ASSETS	$6,281,303	$1,011,259,613	$ 5,367,203
NET ASSETS CONSIST OF:
Paid-in Capital	$7,180,302	$1,043,141,635	$ 6,608,731
Total distributable earnings (loss)	(898,999)	(31,882,022)	(1,241,528)
NET ASSETS	$6,281,303	$1,011,259,613	$ 5,367,203
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.91	$ 37.27	$ 31.57
Shares outstanding (unlimited amount authorized, $0.01 par value)	210,000	27,135,000	170,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$6,501,732	$1,001,455,258	$ 5,776,307
Investments in affiliated issuers	637,298	117,261,200	921,970
Total cost of investments	$7,139,030	$1,118,716,458	$ 6,698,277
* Includes investments in securities on loan, at value	$1,045,508	$ 156,480,394	$ 1,329,737
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 259,475	$ 68,873	$ 288,966
Dividend income — affiliated issuers	334	116	188
Unaffiliated securities lending income	2,098	36	379
Affiliated securities lending income	199,406	1,090	1,642
Foreign taxes withheld	(20,339)	—	(164)
TOTAL INVESTMENT INCOME (LOSS)	440,974	70,115	291,011
EXPENSES
Advisory fee	69,118	23,905	76,744
Trustees’ fees and expenses	168	72	240
Miscellaneous expenses	3	101	9
TOTAL EXPENSES	69,289	24,078	76,993
NET INVESTMENT INCOME (LOSS)	$ 371,685	$ 46,037	$ 214,018
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(718,183)	(420,509)	(894,832)
Investments — affiliated issuers	(810)	(13)	(55)
In-kind redemptions — unaffiliated issuers	3,865,232	405,093	2,402,559
Foreign currency transactions	195	—	—
Net realized gain (loss)	3,146,434	(15,429)	1,507,672
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(709,101)	(1,222,245)	(2,377,145)
Investment — affiliated issuers	4	—	—
Foreign currency translations	—	—	1
Net change in unrealized appreciation/depreciation	(709,097)	(1,222,245)	(2,377,144)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,437,337	(1,237,674)	(869,472)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,809,022	$(1,191,637)	$ (655,454)
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 144,883	$ 3,507,746	$ 61,508
Dividend income — affiliated issuers	182	3,240	140
Unaffiliated securities lending income	3,495	104,167	3,977
Affiliated securities lending income	10,529	786,515	58,274
Foreign taxes withheld	(5,465)	(184,856)	(2,214)
TOTAL INVESTMENT INCOME (LOSS)	153,624	4,216,812	121,685
EXPENSES
Advisory fee	36,836	575,123	28,559
Trustees’ fees and expenses	125	1,840	94
Miscellaneous expenses	5	6	5
TOTAL EXPENSES	36,966	576,969	28,658
NET INVESTMENT INCOME (LOSS)	$ 116,658	$ 3,639,843	$ 93,027
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(460,955)	(40,141,785)	(509,390)
Investments — affiliated issuers	7	(1,805)	(16)
In-kind redemptions — unaffiliated issuers	593,888	64,140,305	1,365,125
Foreign currency transactions	(31)	995	—
Net realized gain (loss)	132,909	23,997,710	855,719
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(402,366)	6,956,096	(55,951)
Investment — affiliated issuers	4	—	—
Foreign currency translations	(28)	(223)	—
Net change in unrealized appreciation/depreciation	(402,390)	6,955,873	(55,951)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(269,481)	30,953,583	799,768
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(152,823)	$ 34,593,426	$ 892,795
See accompanying notes to financial statements.
58

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/20	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 371,685	$ 52,101
Net realized gain (loss)	3,146,434	292,177
Net change in unrealized appreciation/depreciation	(709,097)	605,637
Net increase (decrease) in net assets resulting from operations	2,809,022	949,915
Net equalization credits and charges	93,142	6,519
Distributions to shareholders	(355,851)	(43,087)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	30,939,640	6,836,496
Cost of shares redeemed	(10,254,137)	(1,464,058)
Net income equalization	(93,142)	(6,519)
Net increase (decrease) in net assets from beneficial interest transactions	20,592,361	5,365,919
Net increase (decrease) in net assets during the period	23,138,674	6,279,266
Net assets at beginning of period	6,279,266	—
NET ASSETS AT END OF PERIOD	$ 29,417,940	$ 6,279,266
SHARES OF BENEFICIAL INTEREST:
Shares sold	660,000	210,000
Shares redeemed	(230,000)	(45,000)
Net increase (decrease) from share transactions	430,000	165,000
*Inception date.
See accompanying notes to financial statements.
59

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/20	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 46,037	$ 18,428
Net realized gain (loss)	(15,429)	(26,399)
Net change in unrealized appreciation/depreciation	(1,222,245)	353,712
Net increase (decrease) in net assets resulting from operations	(1,191,637)	345,741
Net equalization credits and charges	32,834	32
Distributions to shareholders	(40,085)	(17,535)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	9,916,946	3,667,259
Cost of shares redeemed	(3,251,498)	(625,248)
Net income equalization	(32,834)	(32)
Net increase (decrease) in net assets from beneficial interest transactions	6,632,614	3,041,979
Net increase (decrease) in net assets during the period	5,433,726	3,370,217
Net assets at beginning of period	3,370,217	—
NET ASSETS AT END OF PERIOD	$ 8,803,943	$3,370,217
SHARES OF BENEFICIAL INTEREST:
Shares sold	290,000	125,000
Shares redeemed	(100,000)	(25,000)
Net increase (decrease) from share transactions	190,000	100,000
*Inception date.
See accompanying notes to financial statements.
60

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 214,018	$ 30,526
Net realized gain (loss)	1,507,672	566,797
Net change in unrealized appreciation/depreciation	(2,377,144)	1,094,702
Net increase (decrease) in net assets resulting from operations	(655,454)	1,692,025
Net equalization credits and charges	10,600	(99,488)
Distributions to shareholders	(223,349)	(167,565)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	13,473,602	13,441,379
Cost of shares redeemed	(13,080,739)	(3,289,904)
Net income equalization	(10,600)	99,488
Net increase (decrease) in net assets from beneficial interest transactions	382,263	10,250,963
Net increase (decrease) in net assets during the period	(485,940)	11,675,935
Net assets at beginning of period	19,883,184	8,207,249
NET ASSETS AT END OF PERIOD	$ 19,397,244	$19,883,184
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,000	380,000
Shares redeemed	(350,000)	(100,000)
Net increase (decrease) from share transactions	—	280,000
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 116,658	$ 48,368
Net realized gain (loss)	132,909	(23,354)
Net change in unrealized appreciation/depreciation	(402,390)	350,180
Net increase (decrease) in net assets resulting from operations	(152,823)	375,194
Net equalization credits and charges	(4,124)	(706)
Distributions to shareholders	(120,893)	(49,980)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,881,768	6,471,519
Cost of shares redeemed	(4,393,427)	(2,078,755)
Net income equalization	4,124	706
Net increase (decrease) in net assets from beneficial interest transactions	(2,507,535)	4,393,470
Net increase (decrease) in net assets during the period	(2,785,375)	4,717,978
Net assets at beginning of period	9,066,678	4,348,700
NET ASSETS AT END OF PERIOD	$ 6,281,303	$ 9,066,678
SHARES OF BENEFICIAL INTEREST:
Shares sold	60,000	230,000
Shares redeemed	(150,000)	(80,000)
Net increase (decrease) from share transactions	(90,000)	150,000
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/20	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,639,843	$ 54,169
Net realized gain (loss)	23,997,710	384,297
Net change in unrealized appreciation/depreciation	6,955,873	1,214,930
Net increase (decrease) in net assets resulting from operations	34,593,426	1,653,396
Net equalization credits and charges	4,122,435	111,407
Distributions to shareholders	(3,280,711)	(41,073)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,261,249,346	46,401,581
Cost of shares redeemed	(323,062,360)	(6,253,992)
Net income equalization	(4,122,435)	(111,407)
Net increase (decrease) in net assets from beneficial interest transactions	934,064,551	40,036,182
Net increase (decrease) in net assets during the period	969,499,701	41,759,912
Net assets at beginning of period	41,759,912	—
NET ASSETS AT END OF PERIOD	$1,011,259,613	$41,759,912
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,050,000	1,450,000
Shares redeemed	(9,170,000)	(195,000)
Net increase (decrease) from share transactions	25,880,000	1,255,000
*Inception date.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 93,027	$ 51,890
Net realized gain (loss)	855,719	(209,808)
Net change in unrealized appreciation/depreciation	(55,951)	(120,400)
Net increase (decrease) in net assets resulting from operations	892,795	(278,318)
Net equalization credits and charges	37,197	(22,633)
Distributions to shareholders	(102,140)	(139,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,308,408	3,746,156
Cost of shares redeemed	(4,743,268)	(2,270,664)
Net income equalization	(37,197)	22,633
Net increase (decrease) in net assets from beneficial interest transactions	(2,472,057)	1,498,125
Net increase (decrease) in net assets during the period	(1,644,205)	1,057,794
Net assets at beginning of period	7,011,408	5,953,614
NET ASSETS AT END OF PERIOD	$ 5,367,203	$ 7,011,408
SHARES OF BENEFICIAL INTEREST:
Shares sold	80,000	140,000
Shares redeemed	(160,000)	(90,000)
Net increase (decrease) from share transactions	(80,000)	50,000
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	1.04	0.48
Net realized and unrealized gain (loss) (b)	10.88	7.97
Total from investment operations	11.92	8.45
Net equalization credits and charges (a)	0.26	0.06
Distributions to shareholders from:
Net investment income	(0.80)	(0.37)
Net asset value, end of period	$ 49.44	$38.06
Total return (c)	32.40%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$29,418	$6,279
Ratios to average net assets:
Total expenses	0.45%	0.45%(d)
Net investment income (loss)	2.42%	2.08%(d)
Portfolio turnover rate (e)	37%	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.18
Net realized and unrealized gain (loss) (b)	(3.63)	3.57
Total from investment operations	(3.34)	3.75
Net equalization credits and charges (a)	0.21	0.00(c)
Distributions to shareholders from:
Net investment income	(0.21)	(0.18)
Net asset value, end of period	$30.36	$33.70
Total return (d)	(9.34)%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,804	$3,370
Ratios to average net assets:
Total expenses	0.45%	0.46%(e)
Net investment income (loss)	0.87%	0.89%(e)
Portfolio turnover rate (f)	39%	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.46	0.09	0.03
Net realized and unrealized gain (loss) (b)	(0.96)	5.44	2.84
Total from investment operations	(0.50)	5.53	2.87
Net equalization credits and charges (a)	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.44)	(0.54)	(0.04)
Net asset value, end of period	$ 36.60	$ 37.52	$32.83
Total return (d)	(1.16)%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,397	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%(e)
Net investment income (loss)	1.25%	0.27%	0.20%(e)
Portfolio turnover rate (f)	25%	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.21	0.11
Net realized and unrealized gain (loss) (b)	(0.27)	1.23	(1.03)
Total from investment operations	0.15	1.44	(0.92)
Net equalization credits and charges (a)	(0.01)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.45)	(0.21)	(0.09)
Net asset value, end of period	$29.91	$30.22	$28.99
Total return (d)	0.45%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,281	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%(e)
Net investment income (loss)	1.43%	0.73%	0.67%(e)
Portfolio turnover rate (f)	26%	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Year Ended 6/30/20	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.43	0.21
Net realized and unrealized gain (loss) (b)	3.43	2.56
Total from investment operations	3.86	2.77
Net equalization credits and charges (a)	0.48	0.44
Distributions to shareholders from:
Net investment income	(0.34)	(0.11)
Net asset value, end of period	$ 37.27	$ 33.27
Total return (c)	13.09%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,011,260	$41,760
Ratios to average net assets:
Total expenses	0.20%	0.20%(d)
Net investment income (loss)	1.27%	0.99%(d)
Portfolio turnover rate (e)	91%	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Year Ended 6/30/20	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.24	0.06
Net realized and unrealized gain (loss) (b)	3.41	(1.20)	(0.24)
Total from investment operations	3.81	(0.96)	(0.18)
Net equalization credits and charges (a)	0.16	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.45)	(0.66)	(0.06)
Net asset value, end of period	$31.57	$28.05	$29.77
Total return (c)	14.48%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,367	$7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.46%(d)
Net investment income (loss)	1.47%	0.85%	0.39%(d)
Portfolio turnover rate (e)	29%	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily
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June 30, 2020

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
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June 30, 2020

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2020:
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
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June 30, 2020

SPDR S&P Kensho Smart Mobility ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Funds' Board.
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June 30, 2020

The Adviser pays all the operating expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
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June 30, 2020

Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 5,972,250	$ 5,719,595
SPDR S&P Kensho Final Frontiers ETF	2,117,149	2,094,043
SPDR S&P Kensho Future Security ETF	4,536,466	4,365,504
SPDR S&P Kensho Intelligent Structures ETF	2,234,793	2,107,283
SPDR S&P Kensho New Economies Composite ETF	274,509,681	270,952,945
SPDR S&P Kensho Smart Mobility ETF	1,935,167	1,812,355
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$ 30,922,515	$ 10,506,778	$ 3,865,232
SPDR S&P Kensho Final Frontiers ETF	9,926,484	3,286,607	405,093
SPDR S&P Kensho Future Security ETF	13,484,118	13,297,700	2,402,559
SPDR S&P Kensho Intelligent Structures ETF	1,882,239	4,514,775	593,888
SPDR S&P Kensho New Economies Composite ETF	1,255,026,826	321,543,257	64,140,305
SPDR S&P Kensho Smart Mobility ETF	2,308,332	4,877,750	1,365,125
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June 30, 2020

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, foreign currencies, passive foreign investment companies and wash sale loss deferrals.
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June 30, 2020

The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Clean Power ETF	$ 355,851	$—	$ 355,851
SPDR S&P Kensho Final Frontiers ETF	40,085	—	40,085
SPDR S&P Kensho Future Security ETF	223,349	—	223,349
SPDR S&P Kensho Intelligent Structures ETF	120,893	—	120,893
SPDR S&P Kensho New Economies Composite ETF	3,280,711	—	3,280,711
SPDR S&P Kensho Smart Mobility ETF	102,140	—	102,140
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Kensho Clean Power ETF	$ 43,087	$ —	$ 43,087
SPDR S&P Kensho Final Frontiers ETF	17,535	—	17,535
SPDR S&P Kensho Future Security ETF	167,565	—	167,565
SPDR S&P Kensho Intelligent Structures ETF	49,980	—	49,980
SPDR S&P Kensho New Economies Composite ETF	41,073	—	41,073
SPDR S&P Kensho Smart Mobility ETF	139,380	—	139,380
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P Kensho Clean Power ETF	$ 21,823	$ (662,702)	$—	$ (147,821)	$—	$ (788,700)
SPDR S&P Kensho Final Frontiers ETF	3,906	(428,436)	—	(869,294)	—	(1,293,824)
SPDR S&P Kensho Future Security ETF	—	(1,103,886)	—	(932,366)	—	(2,036,252)
SPDR S&P Kensho Intelligent Structures ETF	—	(668,950)	—	(230,049)	—	(898,999)
SPDR S&P Kensho New Economies Composite ETF	1,476,808	(39,745,786)	—	6,386,956	—	(31,882,022)
SPDR S&P Kensho Smart Mobility ETF	—	(800,760)	—	(440,768)	—	(1,241,528)
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June 30, 2020

As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P Kensho Clean Power ETF	$ 634,910	$ 27,792
SPDR S&P Kensho Final Frontiers ETF	322,894	105,542
SPDR S&P Kensho Future Security ETF	593,296	510,590
SPDR S&P Kensho Intelligent Structures ETF	257,412	411,538
SPDR S&P Kensho New Economies Composite ETF	39,509,426	236,360
SPDR S&P Kensho Smart Mobility ETF	201,441	599,319
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 34,673,831	$ 1,940,930	$ 2,088,751	$ (147,821)
SPDR S&P Kensho Final Frontiers ETF	10,458,091	144,660	1,013,954	(869,294)
SPDR S&P Kensho Future Security ETF	20,663,991	1,089,693	2,022,062	(932,369)
SPDR S&P Kensho Intelligent Structures ETF	7,139,965	343,269	573,304	(230,035)
SPDR S&P Kensho New Economies Composite ETF	1,120,500,305	57,500,126	51,112,949	6,387,177
SPDR S&P Kensho Smart Mobility ETF	6,717,958	703,698	1,144,465	(440,767)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the
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June 30, 2020

cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Kensho Clean Power ETF	$ 6,531,580	$ 5,160,065	$ 1,522,859	$ 6,682,924
SPDR S&P Kensho Final Frontiers ETF	785,048	783,657	—	783,657
SPDR S&P Kensho Future Security ETF	320,263	329,892	—	329,892
SPDR S&P Kensho Intelligent Structures ETF	1,045,508	634,540	424,636	1,059,176
SPDR S&P Kensho New Economies Composite ETF	156,480,394	116,417,356	41,524,847	157,942,203
SPDR S&P Kensho Smart Mobility ETF	1,329,737	914,116	394,867	1,308,983
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Kensho Clean Power ETF	Common Stocks	$ 5,160,065	$—	$—	$—	$ 5,160,065	$ 5,160,065
SPDR S&P Kensho Final Frontiers ETF	Common Stocks	783,657	—	—	—	783,657	783,657
SPDR S&P Kensho Future Security ETF	Common Stocks	329,892	—	—	—	329,892	329,892
SPDR S&P Kensho Intelligent Structures ETF	Common Stocks	634,540	—	—	—	634,540	634,540
SPDR S&P Kensho New Economies Composite ETF	Common Stocks	116,417,356	—	—	—	116,417,356	116,417,356
SPDR S&P Kensho Smart Mobility ETF	Common Stocks	914,116	—	—	—	914,116	914,116
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF and SPDR S&P Kensho Smart Mobility ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho Future Security ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho New Economies Composite ETF and SPDR S&P Kensho Smart Mobility ETF (collectively, the “Funds”) (six of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting SPDR® Series Trust) at June 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P Kensho Future Security ETF SPDR S&P Kensho Intelligent Structures ETF SPDR S&P Kensho Smart Mobility ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the two years in the period ended June 30, 2020 and the period from December 27, 2017 (commencement of operations) through June 30, 2018
SPDR S&P Kensho Clean Power ETF SPDR S&P Kensho Final Frontiers ETF SPDR S&P Kensho New Economies Composite ETF	For the year ended June 30, 2020	For the year ended June 30, 2020 and the period from October 22, 2018 (inception date) through June 30, 2019	For the year ended June 30, 2020 and the period from October 23, 2018 (commencement of operations) through June 30, 2019
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
86

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$1,089.40	$ 845.80	$ 946.40
Expenses Paid During Period(a)	2.34	2.07	2.18
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,022.60	1,022.60
Expenses Paid During Period(a)	2.26	2.26	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$ 917.00	$1,035.80	$1,056.40
Expenses Paid During Period(a)	2.14	1.01	2.30
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.60	1,023.90	1,022.60
Expenses Paid During Period(a)	2.26	1.01	2.26
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
87

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
88

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
90

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
91

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
92

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
93

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

94

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
95

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
96

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
KENSHO© is a registered service mark of Kensho Technologies Inc. ("Kensho"), and all Kensho financial indices in the Kensho New Economies© family and such indices' corresponding service marks have been licensed by the Licensee in connection with the SPDR S&P Kensho Clean Power ETF, SPDR S&P Kensho Final Frontiers ETF, SPDR S&P Kensho New Economies Composite ETF, SPDR S&P Kensho Intelligent Structures ETF, SPDR S&P Kensho Smart Mobility ETF and SPDR S&P Kensho Future Security ETF (collectively, the "SPDR ETFs"). The SPDR ETFs are not marketed, sold, or sponsored by Kensho, Kensho's affiliates, or Kensho's third party licensors.
Kensho is not an investment adviser or broker dealer and Kensho makes no representation regarding the advisability of investing in any investment fund, other investment vehicle, security or other financial product regardless of whether or not it is based on, derived from, or included as a constituent of any Kensho New Economies© family index. Kensho bears no responsibility or liability for any business decision, input, recommendation, or action taken based on Kensho indices or any products based on, derived from, or included as a constituent of any such index. All referenced names and trademarks are the property of their respective owners.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRKENSHOAR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P MidCap 400 Growth Index measures the performance of the mid-capitalization growth segment in the U.S. equity market.
The S&P MidCap 400 Value Index measures the performance of the mid-capitalization value segment in the U.S. equity market.
The S&P SmallCap 600 Index measures the performance of the small-capitalization segment in the U.S. equity market.
The S&P SmallCap 600 Growth Index measures the performance of the small-capitalization growth segment in the U.S. equity market.
The S&P SmallCap 600 Value Index measures the performance of the small-capitalization value segment in the U.S. equity market.
See accompanying notes to financial statements.
1

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P MidCap 400 Growth Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 0.35%, and the Index was 0.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses as well as cash drag contributed to the difference between the Fund’s performance and that of the Index.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund fell for the quarter –0.61%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 6.73%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This, combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –24.7%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail
See accompanying notes to financial statements.
2

SPDR S&P 400 MID CAP GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the Fund increased for the quarter 25.92%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were National Retail Properties, Inc., Brink's Company and Woodward, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Teradyne, Inc., West Pharmaceutical Services, Inc. and Etsy, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Growth Index	Net Asset Value	Market Value	S&P MidCap 400 Growth Index
ONE YEAR	0.35%	0.27%	0.56%	0.35%	0.27%	0.56%
FIVE YEARS	40.42%	40.23%	41.46%	7.02%	7.00%	7.18%
TEN YEARS(1) (2)	223.00%	223.00%	228.76%	12.44%	12.44%	12.62%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Growth Total Stock Market Index to the S&P MidCap 400 performance in the tables above is based on the Fund’s prior investment different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S & P MidCap 400 Growth Index. Index returns represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the S&P MidCap 400 Growth Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 400 Mid Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
4

SPDR S&P 400 Mid Cap Growth ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
5

SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Teradyne, Inc.	1.6%
Etsy, Inc.	1.4
FactSet Research Systems, Inc.	1.4
Fair Isaac Corp.	1.4
Catalent, Inc.	1.4
Masimo Corp.	1.3
Pool Corp.	1.2
Trimble, Inc.	1.2
Cognex Corp.	1.2
Bio-Techne Corp.	1.2
TOTAL	13.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	21.2%
Industrials	17.5
Consumer Discretionary	15.7
Health Care	15.4
Financials	9.0
Real Estate	8.8
Materials	5.5
Consumer Staples	2.6
Utilities	1.8
Communication Services	1.8
Energy	0.6
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 400 Mid Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of medium capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P MidCap 400 Value Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –14.85%, and the Index was –14.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund experienced positive returns from April through June of 2020, along with most US stocks after the initial COVID-19 concerns. However, this solid time period did not make up for the rest of the Reporting Period, where the Fund returns struggled compared to broader US equity markets. During the Reporting Period, midcap value stocks underperformed their growth counterparts by a substantial margin.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. Returns on the Fund were mixed, returning 0.44% for the quarter.
Quarter four of 2019 saw improvements between China and the US in regards to trade talks. By the end of the quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund returned 7.4% during this time period.
The Fund struggled during quarter one of 2020, to the tune of –35%. As was the case with the broader US equity market, the concerns over the spread of COVID-19 played a big role in this poor performance. Once the outbreak of the virus was officially declared a global pandemic, US equity indexes fell drastically, technically entering a bear market.
Midcap value stocks experienced a nice rebound in quarter two of 2020, much like the rest of the broader US stock market. Although there was a struggle when local economies were shut down due to the virus, as states began their re-opening plans, the US stock market saw solid returns. Jobless claims soared at the onset of the quarter, but as economic data improved and the stimulus policy was put into place, the US labor market, retail sales and manufacturing figures began to stabilize. The Fund increased by more than 21% during the quarter.Geopolitical unrest and COVID-19 concerns were the primary drivers of Fund performance during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP VALUE ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Thor Industries, Inc., United Therapeutics Corporation and Molina Healthcare, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Park Hotels & Resorts, Inc., American Financial Group, Inc. and Reinsurance Group of America, Incorporated.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P MidCap 400 Value Index	Net Asset Value	Market Value	S&P MidCap 400 Value Index
ONE YEAR	– 14.85%	– 14.91%	– 14.75%	– 14.85%	– 14.91%	– 14.75%
FIVE YEARS	13.83%	13.74%	14.61%	2.62%	2.61%	2.77%
TEN YEARS(1) (2)	143.80%	143.70%	153.97%	9.32%	9.32%	9.51%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Mid-Cap Value Total Stock Market Index to the S&P MidCap 400 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P MidCap 400 Value Index. Index returns represent the Fund’s prior benchmark index from June 30, 2010 through December 16, 2010 and the S&P MidCap 400 Value Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 400 Mid Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
9

SPDR S&P 400 Mid Cap Value ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Molina Healthcare, Inc.	1.5%
Medical Properties Trust, Inc. REIT	1.4
XPO Logistics, Inc.	1.0
UGI Corp.	1.0
Cree, Inc.	0.9
OGE Energy Corp.	0.9
AECOM	0.9
Lear Corp.	0.9
Thor Industries, Inc.	0.8
Signature Bank	0.8
TOTAL	10.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	22.6%
Industrials	14.2
Consumer Discretionary	12.8
Real Estate	11.3
Information Technology	10.6
Utilities	7.1
Materials	6.6
Health Care	5.7
Consumer Staples	5.2
Energy	2.5
Communication Services	1.9
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –11.26%, and the Index was –11.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund fell for the quarter –0.22%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 8.18%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –32.63%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggests economic activity troughed in April. US labor market, retail
See accompanying notes to financial statements.
12

SPDR S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the Fund increased for the quarter 22.03%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Medicines Company, Stamps.com Inc. and Arrowhead Pharmaceuticals, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Redwood Trust, Inc., New York Mortgage Trust, Inc. and Invesco Mortgage Capital Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
13

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Index	Net Asset Value	Market Value	S&P SmallCap 600 Index
ONE YEAR	– 11.26%	– 11.25%	– 11.29%	– 11.26%	– 11.25%	– 11.29%
FIVE YEARS	24.12%	24.03%	24.49%	4.42%	4.40%	4.48%
TEN YEARS(1) (2)	190.27%	190.12%	190.16%	11.25%	11.24%	11.40%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Total Stock Market Index to the S&P SmallCap 600 Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S&P SmallCap 600 Index. Index returns represent the Fund’s prior benchmark index from June 30, 2010 through December 16, 2010 and the S&P SmallCap 600 Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
14

SPDR S&P 600 Small Cap ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Exponent, Inc.	0.7%
Wingstop, Inc.	0.6
Neogen Corp.	0.6
Momenta Pharmaceuticals, Inc.	0.6
Agree Realty Corp. REIT	0.6
Emergent BioSolutions, Inc.	0.6
Power Integrations, Inc.	0.5
NeoGenomics, Inc.	0.5
Fox Factory Holding Corp.	0.5
Lithia Motors, Inc. Class A	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	17.9%
Financials	15.1
Consumer Discretionary	14.8
Information Technology	14.0
Health Care	13.2
Real Estate	8.3
Materials	5.0
Consumer Staples	3.7
Energy	3.0
Communication Services	2.7
Utilities	2.2
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P 600 Small Cap Growth ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Growth Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –5.80%, and the Index was –5.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance for two of the quarters in the Reporting Period. In the first quarter of the Reporting Period, the Fund’s performance was negatively impacted by uncertainty around trade, geopolitical conflicts and concerns about the health of the economy. Performance was positive in the second quarter of the Reporting Period on the back of a strong earnings season, accommodative monetary policies and progress on trade negotiations between China and the US. Better than expected macro and earnings figures and increased M&A activity also helped Fund performance. Performance in the third quarter of the Reporting Period was negative due mostly to reactions to the COVID-19 pandemic. The quarter started off on a positive note after phase one of the US-China trade deal was signed but performance turned negative on coronavirus concerns over its impact on economic growth as cases increased and city-wide and regional quarantines were put in place. Performance in the fourth quarter of the Reporting Period was positive on efforts to stem the spread of coronavirus and widespread monetary and fiscal policy efforts. Additionally, performance was helped due to optimism over progress towards vaccines and treatments for the virus.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wingstop, Inc., Medicines Company, and Arrowhead Pharmaceuticals, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were NMI Holdings, Inc. Class A, Merit Medical Systems, Inc., and Essential Properties Realty Trust, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index	Net Asset Value	Market Value	S&P SmallCap 600 Growth Index
ONE YEAR	– 5.80%	– 5.81%	– 5.68%	– 5.80%	– 5.81%	– 5.68%
FIVE YEARS	36.89%	36.78%	37.81%	6.48%	6.46%	6.62%
TEN YEARS(1) (2)	240.28%	240.21%	234.28%	13.03%	13.03%	13.20%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S.Small-Cap Growth Total Stock Market Index to the S&P Small Cap 600 Growth Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S & P SmallCap 600 Growth Index. Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through December 16, 2010 and the S&P SmallCap 600 Growth Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 600 Small Cap Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent
See accompanying notes to financial statements.
18

SPDR S&P 600 Small Cap Growth ETF
Performance Summary (Unaudited)  (continued)
month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Exponent, Inc.	1.2%
Wingstop, Inc.	1.2
Agree Realty Corp. REIT	1.0
Power Integrations, Inc.	1.0
NeoGenomics, Inc.	1.0
Fox Factory Holding Corp.	1.0
Lithia Motors, Inc. Class A	1.0
Simpson Manufacturing Co., Inc.	0.9
Brooks Automation, Inc.	0.9
Cogent Communications Holdings, Inc.	0.9
TOTAL	10.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	20.5%
Industrials	19.6
Consumer Discretionary	14.9
Health Care	14.2
Financials	10.0
Real Estate	7.0
Materials	3.8
Consumer Staples	3.3
Communication Services	2.7
Utilities	2.4
Energy	1.3
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P 600 Small Cap Value ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 600 Small Cap Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P SmallCap 600 Value Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –17.29%, and the Index was –17.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cumulative effects of individual security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund had positive performance for three of the quarters in the Reporting Period. In the first quarter of the reporting period, the Fund’s performance was positively impacted by optimism on trade talks between the US and China and the US and Japan, dovish comments from the Fed and earnings surprises on the upside. Performance was positive in the second quarter of the Reporting Period on the back of a strong earnings season, accommodative monetary policies and progress on trade negotiations between China and the US. Better than expected macro and earnings figures and increased M&A activity also helped fund performance. Performance in the third quarter of the Reporting Period was negative due mostly to reactions to the COVID-19 pandemic. The quarter started off on a positive note after phase one of the US-China trade deal was signed but performance turned negative on coronavirus concerns over its impact on economic growth as cases increased and city-wide and regional quarantines were put in place. Performance in the fourth quarter of the Reporting Period was positive on efforts to stem the spread of coronavirus and widespread monetary and fiscal policy efforts. Additionally, performance was helped due to optimism over progress towards vaccines and treatments for the virus.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Big Lots, Inc., Green Dot Corporation Class A, and Merit Medical Systems, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were New York Mortgage Trust, Inc., Invesco Mortgage Capital Inc., and Redwood Trust, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P SmallCap 600 Value Index	Net Asset Value	Market Value	S&P SmallCap 600 Value Index
ONE YEAR	– 17.29%	– 17.28%	– 17.38%	– 17.29%	– 17.28%	– 17.38%
FIVE YEARS	11.01%	10.93%	11.45%	2.11%	2.10%	2.19%
TEN YEARS(1) (2)	142.70%	142.63%	149.62%	9.27%	9.27%	9.48%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Small-Cap Value Total Stock Market Index to the S&P SmallCap 600 Value Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to December 17, 2010.
(2)	One, Five, and Ten Year Index returns in performance table represents solely the S & P SmallCap 600 Value Index. Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through December 16, 2010 and the S&P SmallCap 600 Value Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 600 Small Cap Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
22

SPDR S&P 600 Small Cap Value ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
23

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Merit Medical Systems, Inc.	0.8%
Avista Corp.	0.8
ABM Industries, Inc.	0.8
Quaker Chemical Corp.	0.8
Green Dot Corp. Class A	0.8
Integer Holdings Corp.	0.8
Capri Holdings, Ltd.	0.8
Old National Bancorp	0.8
American Equity Investment Life Holding Co.	0.8
Macy's, Inc.	0.7
TOTAL	7.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	20.9%
Industrials	15.8
Consumer Discretionary	14.6
Health Care	12.0
Real Estate	9.8
Information Technology	6.4
Materials	6.4
Energy	5.0
Consumer Staples	4.2
Communication Services	2.7
Utilities	2.0
Short-Term Investments	6.3
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
Axon Enterprise, Inc. (a)	140,098	$ 13,747,817
Curtiss-Wright Corp.	67,612	6,036,399
Hexcel Corp.	186,117	8,416,211
Mercury Systems, Inc. (a)	123,963	9,750,929
		37,951,356
AUTO COMPONENTS — 0.9%
Gentex Corp.	542,086	13,969,556
Visteon Corp. (a)	43,781	2,998,999
		16,968,555
BANKS — 1.2%
Bank of Hawaii Corp.	51,556	3,166,054
CIT Group, Inc.	102,682	2,128,598
Commerce Bancshares, Inc.	122,924	7,310,290
First Financial Bankshares, Inc.	196,862	5,687,343
Glacier Bancorp, Inc.	116,188	4,100,275
		22,392,560
BEVERAGES — 0.6%
Boston Beer Co., Inc. Class A (a)	21,354	11,459,624
BIOTECHNOLOGY — 1.5%
Arrowhead Pharmaceuticals, Inc. (a)	226,736	9,792,728
Exelixis, Inc. (a)	679,197	16,124,137
Ligand Pharmaceuticals, Inc. (a) (b)	35,635	3,985,774
		29,902,639
BUILDING PRODUCTS — 1.8%
Lennox International, Inc. (b)	50,792	11,834,028
Owens Corning	127,258	7,095,906
Trex Co., Inc. (a) (b)	128,136	16,666,650
		35,596,584
CAPITAL MARKETS — 3.1%
Eaton Vance Corp.	178,441	6,887,823
Evercore, Inc. Class A	62,445	3,679,260
FactSet Research Systems, Inc.	83,971	27,581,954
Federated Hermes, Inc.	151,292	3,585,620
SEI Investments Co.	275,194	15,130,166
Stifel Financial Corp.	74,458	3,531,543
		60,396,366
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CHEMICALS — 2.1%
Cabot Corp.	57,670	$ 2,136,673
Ingevity Corp. (a)	91,568	4,813,730
NewMarket Corp.	10,424	4,174,604
RPM International, Inc.	171,950	12,906,567
Scotts Miracle-Gro Co.	87,917	11,822,199
Valvoline, Inc.	221,827	4,287,916
		40,141,689
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Brink's Co.	113,059	5,145,315
Clean Harbors, Inc. (a)	113,870	6,829,923
Deluxe Corp.	43,735	1,029,522
Herman Miller, Inc.	130,580	3,082,994
MSA Safety, Inc.	50,941	5,829,688
Stericycle, Inc. (a)	88,540	4,956,469
Tetra Tech, Inc.	120,421	9,527,709
		36,401,620
COMMUNICATIONS EQUIPMENT — 1.4%
Ciena Corp. (a)	212,554	11,511,924
Lumentum Holdings, Inc. (a)	165,709	13,493,684
ViaSat, Inc. (a)	67,116	2,575,241
		27,580,849
CONSTRUCTION & ENGINEERING — 0.6%
EMCOR Group, Inc.	55,834	3,692,861
MasTec, Inc. (a) (b)	129,522	5,811,652
Valmont Industries, Inc.	21,767	2,473,166
		11,977,679
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	92,672	6,507,428
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	59,730	4,030,580
LendingTree, Inc. (a) (b)	17,154	4,966,598
SLM Corp.	416,373	2,927,102
		11,924,280
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	85,878	9,616,618
Silgan Holdings, Inc.	103,286	3,345,434
		12,962,052
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
DISTRIBUTORS — 1.2%
Pool Corp.	88,537	$ 24,070,554
DIVERSIFIED CONSUMER SERVICES — 0.7%
Service Corp. International	202,376	7,870,403
Strategic Education, Inc.	26,068	4,005,348
WW International, Inc. (a)	55,756	1,415,087
		13,290,838
ELECTRIC UTILITIES — 0.6%
Hawaiian Electric Industries, Inc. (b)	115,002	4,146,972
IDACORP, Inc.	50,366	4,400,477
PNM Resources, Inc.	88,326	3,395,252
		11,942,701
ELECTRICAL EQUIPMENT — 1.6%
Generac Holdings, Inc. (a)	138,801	16,924,006
Hubbell, Inc.	120,036	15,047,713
		31,971,719
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Cognex Corp.	380,634	22,731,463
Coherent, Inc. (a) (b)	53,919	7,062,311
Jabil, Inc.	305,814	9,810,513
Littelfuse, Inc.	33,996	5,800,737
National Instruments Corp.	122,702	4,749,794
Trimble, Inc. (a)	553,672	23,913,094
		74,067,912
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	58,293	2,532,831
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.5%
American Campus Communities, Inc. REIT	146,796	5,131,988
Brixmor Property Group, Inc. REIT	368,743	4,727,285
Camden Property Trust REIT	119,381	10,889,935
CoreSite Realty Corp. REIT	89,923	10,886,078
Corporate Office Properties Trust REIT	112,714	2,856,173
Cousins Properties, Inc. REIT	328,401	9,796,202
CyrusOne, Inc. REIT	166,826	12,136,591
Douglas Emmett, Inc. REIT	231,378	7,094,049
EastGroup Properties, Inc. REIT	87,049	10,324,882
EPR Properties REIT (b)	75,614	2,505,092
First Industrial Realty Trust, Inc. REIT	186,753	7,178,785
See accompanying notes to financial statements.
27

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	136,219	$ 3,989,855
Highwoods Properties, Inc. REIT	114,118	4,260,025
Hudson Pacific Properties, Inc. REIT	122,517	3,082,528
Kilroy Realty Corp. REIT	141,646	8,314,620
Lamar Advertising Co. Class A REIT	117,361	7,835,020
Life Storage, Inc. REIT	63,742	6,052,303
National Retail Properties, Inc. REIT	210,764	7,477,907
Omega Healthcare Investors, Inc. REIT	224,283	6,667,934
Physicians Realty Trust REIT	220,406	3,861,513
PotlatchDeltic Corp. REIT	67,071	2,550,710
PS Business Parks, Inc. REIT	44,601	5,905,172
Rayonier, Inc. REIT	127,219	3,153,759
Spirit Realty Capital, Inc. REIT (b)	95,450	3,327,387
STORE Capital Corp. REIT	387,007	9,214,637
Taubman Centers, Inc. REIT	60,079	2,268,583
Urban Edge Properties REIT	112,050	1,330,034
Weingarten Realty Investors REIT	115,150	2,179,790
		164,998,837
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	81,386	12,168,835
Grocery Outlet Holding Corp. (a) (b)	88,140	3,596,112
		15,764,947
FOOD PRODUCTS — 0.8%
Lancaster Colony Corp.	21,508	3,333,525
Pilgrim's Pride Corp. (a)	70,826	1,196,251
Post Holdings, Inc. (a)	65,518	5,740,687
Sanderson Farms, Inc.	44,059	5,105,998
Tootsie Roll Industries, Inc. (b)	18,426	631,459
		16,007,920
GAS UTILITIES — 0.2%
ONE Gas, Inc.	58,701	4,522,912
HEALTH CARE EQUIPMENT & SUPPLIES — 5.4%
Cantel Medical Corp. (b)	47,171	2,086,373
Globus Medical, Inc. Class A (a)	168,538	8,040,948
Haemonetics Corp. (a)	71,707	6,422,079
Hill-Rom Holdings, Inc.	81,569	8,954,645
ICU Medical, Inc. (a)	43,081	7,940,259
Integra LifeSciences Holdings Corp. (a)	156,837	7,369,771
LivaNova PLC (a)	56,062	2,698,264
Masimo Corp. (a)	110,337	25,155,732
See accompanying notes to financial statements.
28

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
NuVasive, Inc. (a)	73,894	$ 4,112,940
Penumbra, Inc. (a) (b)	72,793	13,016,844
Quidel Corp. (a)	84,736	18,958,833
		104,756,688
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Amedisys, Inc. (a)	71,652	14,225,788
Chemed Corp.	35,118	15,840,676
Encompass Health Corp.	103,042	6,381,391
HealthEquity, Inc. (a)	158,968	9,326,653
LHC Group, Inc. (a)	66,250	11,548,700
MEDNAX, Inc. (a)	75,877	1,297,497
		58,620,705
HOTELS, RESTAURANTS & LEISURE — 4.6%
Boyd Gaming Corp.	177,654	3,712,969
Caesars Entertainment Corp. (a) (b)	1,252,325	15,190,702
Choice Hotels International, Inc. (b)	70,298	5,546,512
Churchill Downs, Inc.	78,255	10,419,653
Dunkin' Brands Group, Inc.	183,230	11,952,093
Eldorado Resorts, Inc. (a) (b)	185,840	7,444,750
Jack in the Box, Inc.	24,589	1,821,799
Marriott Vacations Worldwide Corp.	81,358	6,688,441
Papa John's International, Inc.	32,153	2,553,270
Scientific Games Corp. Class A (a)	120,735	1,866,563
Six Flags Entertainment Corp.	88,181	1,693,957
Texas Roadhouse, Inc.	73,850	3,882,295
Wendy's Co.	229,600	5,000,688
Wyndham Destinations, Inc.	80,669	2,273,252
Wyndham Hotels & Resorts, Inc.	207,585	8,847,273
		88,894,217
HOUSEHOLD DURABLES — 1.5%
Helen of Troy, Ltd. (a)	33,185	6,257,363
KB Home	89,216	2,737,147
Tempur Sealy International, Inc. (a)	96,358	6,932,958
Toll Brothers, Inc.	128,213	4,178,462
TopBuild Corp. (a)	74,100	8,430,357
		28,536,287
HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (b)	141,692	6,728,953
See accompanying notes to financial statements.
29

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.8%
Carlisle Cos., Inc.	121,544	$ 14,545,170
INSURANCE — 3.3%
Alleghany Corp.	15,906	7,780,261
Brown & Brown, Inc.	521,397	21,252,141
Primerica, Inc.	90,909	10,599,989
RenaissanceRe Holdings, Ltd.	111,491	19,068,306
RLI Corp.	55,938	4,592,510
		63,293,207
INTERACTIVE MEDIA & SERVICES — 0.2%
Yelp, Inc. (a)	145,802	3,372,400
INTERNET & DIRECT MARKETING RETAIL — 1.9%
Etsy, Inc. (a)	263,221	27,961,967
GrubHub, Inc. (a)	114,768	8,068,190
		36,030,157
IT SERVICES — 2.9%
CACI International, Inc. Class A (a)	55,971	12,138,990
KBR, Inc.	316,521	7,137,549
LiveRamp Holdings, Inc. (a)	57,653	2,448,523
MAXIMUS, Inc.	74,880	5,275,296
Perspecta, Inc.	303,922	7,060,108
Sabre Corp.	287,615	2,318,177
Science Applications International Corp.	49,314	3,830,711
WEX, Inc. (a)	96,395	15,906,139
		56,115,493
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	86,164	5,515,358
Polaris, Inc.	128,444	11,887,492
		17,402,850
LIFE SCIENCES TOOLS & SERVICES — 3.9%
Bio-Techne Corp.	84,739	22,377,028
Charles River Laboratories International, Inc. (a)	109,684	19,123,405
PRA Health Sciences, Inc. (a)	140,843	13,702,616
Repligen Corp. (a)	104,966	12,974,847
Syneos Health, Inc. (a)	139,284	8,113,293
		76,291,189
See accompanying notes to financial statements.
30

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
MACHINERY — 6.0%
AGCO Corp.	73,090	$ 4,053,572
Colfax Corp. (a)	85,346	2,381,153
Donaldson Co., Inc.	179,868	8,367,459
Graco, Inc.	369,116	17,713,877
ITT, Inc.	128,754	7,563,010
Lincoln Electric Holdings, Inc.	132,489	11,160,873
Middleby Corp. (a)	71,700	5,659,998
Nordson Corp.	113,733	21,576,288
Oshkosh Corp.	89,399	6,402,756
Timken Co.	150,432	6,843,152
Toro Co.	237,335	15,744,804
Woodward, Inc.	126,427	9,804,414
		117,271,356
MARINE — 0.2%
Kirby Corp. (a)	69,310	3,712,244
MEDIA — 1.5%
Cable One, Inc.	11,661	20,696,526
New York Times Co. Class A	212,320	8,923,809
		29,620,335
METALS & MINING — 2.2%
Allegheny Technologies, Inc. (a)	142,693	1,454,042
Carpenter Technology Corp.	60,628	1,472,048
Compass Minerals International, Inc. (b)	53,226	2,594,767
Reliance Steel & Aluminum Co.	140,820	13,368,042
Royal Gold, Inc.	145,252	18,057,729
Steel Dynamics, Inc.	229,290	5,982,176
		42,928,804
MULTI-UTILITIES — 0.4%
Black Hills Corp.	65,711	3,723,185
MDU Resources Group, Inc.	184,833	4,099,596
		7,822,781
MULTILINE RETAIL — 0.4%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	69,804	6,816,361
OIL, GAS & CONSUMABLE FUELS — 0.6%
Cimarex Energy Co.	124,055	3,410,272
Murphy Oil Corp. (b)	149,959	2,069,434
See accompanying notes to financial statements.
31

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WPX Energy, Inc. (a) (b)	908,567	$ 5,796,658
		11,276,364
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	179,296	4,598,942
PHARMACEUTICALS — 1.5%
Catalent, Inc. (a)	360,626	26,433,886
Nektar Therapeutics (a)	128,440	2,974,670
		29,408,556
PROFESSIONAL SERVICES — 1.2%
ASGN, Inc. (a)	71,060	4,738,281
CoreLogic, Inc.	79,474	5,342,242
FTI Consulting, Inc. (a)	82,730	9,476,722
Insperity, Inc.	45,084	2,918,287
		22,475,532
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	55,098	5,700,439
ROAD & RAIL — 1.1%
Knight-Swift Transportation Holdings, Inc. (b)	272,825	11,379,531
Landstar System, Inc.	58,070	6,521,842
Werner Enterprises, Inc.	57,465	2,501,451
		20,402,824
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.0%
Cabot Microelectronics Corp.	64,795	9,041,494
Cirrus Logic, Inc. (a)	128,842	7,959,859
Enphase Energy, Inc. (a) (b)	129,754	6,172,398
MKS Instruments, Inc.	121,479	13,756,282
Monolithic Power Systems, Inc.	92,209	21,853,533
Semtech Corp. (a)	73,660	3,846,525
Silicon Laboratories, Inc. (a)	97,185	9,744,740
SolarEdge Technologies, Inc. (a)	110,285	15,305,352
Synaptics, Inc. (a)	45,992	2,765,039
Teradyne, Inc.	367,693	31,073,736
Universal Display Corp.	93,884	14,046,924
		135,565,882
SOFTWARE — 6.0%
ACI Worldwide, Inc. (a)	257,833	6,958,913
Blackbaud, Inc.	109,357	6,242,097
See accompanying notes to financial statements.
32

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CDK Global, Inc.	165,116	$ 6,839,105
Ceridian HCM Holding, Inc. (a)	135,630	10,751,390
CommVault Systems, Inc. (a)	46,226	1,788,946
Fair Isaac Corp. (a)	64,344	26,898,366
J2 Global, Inc. (a) (b)	100,947	6,380,860
LogMeIn, Inc.	69,465	5,888,548
Manhattan Associates, Inc. (a)	140,566	13,241,317
Paylocity Holding Corp. (a)	80,230	11,704,755
PTC, Inc. (a)	120,730	9,391,587
Qualys, Inc. (a)	74,596	7,759,476
Teradata Corp. (a)	93,597	1,946,817
		115,792,177
SPECIALTY RETAIL — 2.2%
Aaron's, Inc.	86,612	3,932,185
Five Below, Inc. (a) (b)	123,343	13,186,600
Murphy USA, Inc. (a)	61,033	6,871,705
RH (a) (b)	37,032	9,217,265
Williams-Sonoma, Inc.	119,661	9,813,399
		43,021,154
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp. (a)	124,499	2,156,323
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter's, Inc.	61,059	4,927,461
Columbia Sportswear Co. (b)	38,994	3,142,137
Deckers Outdoor Corp. (a)	61,891	12,154,773
Skechers U.S.A., Inc. Class A (a)	303,560	9,525,713
		29,750,084
THRIFTS & MORTGAGE FINANCE — 0.9%
Essent Group, Ltd.	246,629	8,945,234
New York Community Bancorp, Inc.	515,681	5,259,946
Washington Federal, Inc.	105,340	2,827,326
		17,032,506
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Watsco, Inc.	37,148	6,601,200
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	273,704	11,561,257
TOTAL COMMON STOCKS (Cost $1,910,060,252)		1,939,436,889
See accompanying notes to financial statements.
33

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	1,120,445	$ 1,120,894
State Street Navigator Securities Lending Portfolio II (e) (f)	29,274,001	29,274,001
TOTAL SHORT-TERM INVESTMENTS (Cost $30,394,866)		30,394,895
TOTAL INVESTMENTS — 101.5% (Cost $1,940,455,118)		1,969,831,784
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(28,617,865)
NET ASSETS — 100.0%		$ 1,941,213,919
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,939,436,889	$—	$—	$1,939,436,889
Short-Term Investments	30,394,895	—	—	30,394,895
TOTAL INVESTMENTS	$1,969,831,784	$—	$—	$1,969,831,784
See accompanying notes to financial statements.
34

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 79,508,512	$ 78,388,974	$1,327	$29	1,120,445	$ 1,120,894	$ 18,865
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,884,043	1,884,043	2,825,637	4,709,680	—	—	—	—	2,338
State Street Navigator Securities Lending Portfolio II	—	—	264,064,302	234,790,301	—	—	29,274,001	29,274,001	97,760
State Street Navigator Securities Lending Portfolio III	18,127,486	18,127,486	93,704,342	111,831,828	—	—	—	—	42,319
Total		$20,011,529	$440,102,793	$429,720,783	$1,327	$29		$30,394,895	$161,282
See accompanying notes to financial statements.
35

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 100.5%
AEROSPACE & DEFENSE — 0.1%
Curtiss-Wright Corp.	14,084	$ 1,257,420
AIR FREIGHT & LOGISTICS — 1.0%
XPO Logistics, Inc. (a) (b)	117,636	9,087,381
AIRLINES — 0.4%
JetBlue Airways Corp. (a) (b)	349,017	3,804,285
AUTO COMPONENTS — 1.9%
Adient PLC (a)	111,498	1,830,797
Dana, Inc.	184,400	2,247,836
Delphi Technologies PLC (a) (b)	113,334	1,610,476
Goodyear Tire & Rubber Co.	299,723	2,681,023
Lear Corp.	69,808	7,610,468
Visteon Corp. (a)	10,606	726,511
		16,707,111
AUTOMOBILES — 1.4%
Harley-Davidson, Inc.	196,420	4,668,904
Thor Industries, Inc.	71,274	7,592,819
		12,261,723
BANKS — 12.2%
Associated Banc-Corp.	199,314	2,726,615
BancorpSouth Bank	123,513	2,808,686
Bank of Hawaii Corp.	22,417	1,376,628
Bank OZK	156,881	3,681,997
Cathay General Bancorp	97,630	2,567,669
CIT Group, Inc.	67,429	1,397,803
Commerce Bancshares, Inc.	58,493	3,478,579
Cullen/Frost Bankers, Inc.	73,597	5,498,432
East West Bancorp, Inc.	181,303	6,570,421
First Financial Bankshares, Inc.	65,926	1,904,602
First Horizon National Corp.	403,172	4,015,593
FNB Corp.	418,514	3,138,855
Fulton Financial Corp.	203,716	2,145,129
Glacier Bancorp, Inc.	45,890	1,619,458
Hancock Whitney Corp.	108,677	2,303,952
Home BancShares, Inc.	199,058	3,061,512
International Bancshares Corp.	70,107	2,244,826
PacWest Bancorp	151,041	2,977,018
See accompanying notes to financial statements.
36

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	92,307	$ 3,875,971
Prosperity Bancshares, Inc.	118,684	7,047,456
Signature Bank	69,179	7,396,619
Sterling Bancorp	252,046	2,953,979
Synovus Financial Corp.	189,437	3,889,142
TCF Financial Corp. (b)	196,557	5,782,707
Texas Capital Bancshares, Inc. (a)	66,114	2,040,939
Trustmark Corp.	83,457	2,046,366
UMB Financial Corp.	53,572	2,761,637
Umpqua Holdings Corp.	285,519	3,037,922
United Bankshares, Inc.	163,439	4,520,723
Valley National Bancorp	508,139	3,973,647
Webster Financial Corp.	116,824	3,342,335
Wintrust Financial Corp.	73,388	3,201,184
		109,388,402
BIOTECHNOLOGY — 0.8%
United Therapeutics Corp. (a)	56,563	6,844,123
BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	15,348	3,575,930
Owens Corning	65,571	3,656,239
		7,232,169
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	61,085	4,554,498
Eaton Vance Corp.	42,144	1,626,758
Evercore, Inc. Class A	15,178	894,288
Federated Hermes, Inc.	36,769	871,425
Interactive Brokers Group, Inc. Class A	99,202	4,143,668
Janus Henderson Group PLC	198,553	4,201,381
Legg Mason, Inc.	107,198	5,333,101
Stifel Financial Corp.	44,663	2,118,366
		23,743,485
CHEMICALS — 3.2%
Ashland Global Holdings, Inc.	78,105	5,397,055
Cabot Corp.	38,769	1,436,391
Chemours Co.	210,740	3,234,859
Minerals Technologies, Inc.	42,945	2,015,409
NewMarket Corp.	3,272	1,310,371
Olin Corp.	199,118	2,287,866
PolyOne Corp.	118,421	3,106,183
RPM International, Inc.	66,966	5,026,468
See accompanying notes to financial statements.
37

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Sensient Technologies Corp.	54,918	$ 2,864,523
Valvoline, Inc.	107,133	2,070,881
		28,750,006
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Deluxe Corp.	30,475	717,381
Healthcare Services Group, Inc.	95,117	2,326,562
HNI Corp.	56,635	1,731,332
KAR Auction Services, Inc.	165,087	2,271,597
MSA Safety, Inc.	16,470	1,884,827
Stericycle, Inc. (a)	66,053	3,697,647
		12,629,346
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	75,541	4,091,301
InterDigital, Inc.	40,323	2,283,491
NetScout Systems, Inc. (a)	79,965	2,043,905
ViaSat, Inc. (a)	37,183	1,426,712
		9,845,409
CONSTRUCTION & ENGINEERING — 1.8%
AECOM (a)	205,050	7,705,779
Dycom Industries, Inc. (a) (b)	41,304	1,688,921
EMCOR Group, Inc.	38,366	2,537,527
Fluor Corp.	179,693	2,170,691
Valmont Industries, Inc.	14,460	1,642,945
		15,745,863
CONSUMER FINANCE — 0.5%
FirstCash, Inc.	18,133	1,223,615
Navient Corp.	223,459	1,570,916
SLM Corp.	235,460	1,655,284
		4,449,815
CONTAINERS & PACKAGING — 1.7%
AptarGroup, Inc.	33,196	3,717,288
Greif, Inc. Class A	34,509	1,187,455
O-I Glass, Inc.	200,085	1,796,763
Silgan Holdings, Inc.	40,812	1,321,901
Sonoco Products Co.	129,527	6,772,967
		14,796,374
DIVERSIFIED CONSUMER SERVICES — 1.9%
Adtalem Global Education, Inc. (a)	65,198	2,030,918
Graham Holdings Co. Class B	5,568	1,907,986
See accompanying notes to financial statements.
38

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Grand Canyon Education, Inc. (a)	61,162	$ 5,536,996
Service Corp. International	112,909	4,391,031
Strategic Education, Inc.	13,180	2,025,107
WW International, Inc. (a)	29,424	746,781
		16,638,819
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Jefferies Financial Group, Inc.	289,648	4,504,026
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	66,936	3,655,375
Hawaiian Electric Industries, Inc. (b)	73,619	2,654,701
IDACORP, Inc.	35,951	3,141,039
OGE Energy Corp.	258,384	7,844,538
PNM Resources, Inc.	51,149	1,966,168
		19,261,821
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	51,280	4,909,547
EnerSys	54,370	3,500,341
nVent Electric PLC	201,195	3,768,382
Regal Beloit Corp.	52,369	4,572,861
		16,751,131
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Arrow Electronics, Inc. (a)	100,742	6,919,968
Avnet, Inc.	127,890	3,566,213
Belden, Inc.	47,966	1,561,293
II-VI, Inc. (a) (b)	112,621	5,317,963
Littelfuse, Inc.	11,382	1,942,111
National Instruments Corp.	81,230	3,144,413
SYNNEX Corp.	52,904	6,336,312
Tech Data Corp. (a)	45,749	6,633,605
Vishay Intertechnology, Inc.	171,144	2,613,369
		38,035,247
ENERGY EQUIPMENT & SERVICES — 0.4%
ChampionX Corp. (a)	240,255	2,344,889
Transocean, Ltd. (a) (b)	755,797	1,383,108
		3,727,997
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc.	139,829	1,615,025
See accompanying notes to financial statements.
39

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
World Wrestling Entertainment, Inc. Class A (b)	24,791	$ 1,077,169
		2,692,194
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.9%
American Campus Communities, Inc. REIT	91,887	3,212,369
Brixmor Property Group, Inc. REIT	168,410	2,159,016
Camden Property Trust REIT	56,304	5,136,051
CoreCivic, Inc. REIT	152,000	1,422,720
Corporate Office Properties Trust REIT	77,570	1,965,624
CyrusOne, Inc. REIT	51,809	3,769,105
Douglas Emmett, Inc. REIT	78,258	2,399,390
EPR Properties REIT	57,059	1,890,365
First Industrial Realty Trust, Inc. REIT	55,363	2,128,154
GEO Group, Inc. REIT	155,269	1,836,832
Healthcare Realty Trust, Inc. REIT	93,116	2,727,368
Highwoods Properties, Inc. REIT	66,635	2,487,485
Hudson Pacific Properties, Inc. REIT	126,994	3,195,169
JBG SMITH Properties REIT	152,012	4,494,995
Kilroy Realty Corp. REIT	54,787	3,215,997
Lamar Advertising Co. Class A REIT	42,979	2,869,278
Life Storage, Inc. REIT	23,255	2,208,062
Macerich Co. REIT (b)	153,575	1,377,568
Mack-Cali Realty Corp. REIT	119,119	1,821,329
Medical Properties Trust, Inc. REIT	681,323	12,808,872
National Retail Properties, Inc. REIT	100,105	3,551,725
Omega Healthcare Investors, Inc. REIT	161,361	4,797,262
Park Hotels & Resorts, Inc. REIT	305,249	3,018,913
Pebblebrook Hotel Trust REIT (b)	170,316	2,326,517
Physicians Realty Trust REIT	133,029	2,330,668
PotlatchDeltic Corp. REIT	48,070	1,828,102
Rayonier, Inc. REIT	104,429	2,588,795
Sabra Health Care REIT, Inc.	264,743	3,820,241
Service Properties Trust REIT	214,784	1,522,819
Spirit Realty Capital, Inc. REIT (b)	76,823	2,678,050
STORE Capital Corp. REIT	63,312	1,507,459
Taubman Centers, Inc. REIT	45,880	1,732,429
Urban Edge Properties REIT	73,592	873,537
Weingarten Realty Investors REIT	89,495	1,694,140
		97,396,406
FOOD & STAPLES RETAILING — 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	157,774	5,880,237
Grocery Outlet Holding Corp. (a)	31,212	1,273,450
See accompanying notes to financial statements.
40

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Sprouts Farmers Market, Inc. (a)	153,188	$ 3,920,081
		11,073,768
FOOD PRODUCTS — 3.5%
Darling Ingredients, Inc. (a)	211,961	5,218,480
Flowers Foods, Inc.	248,693	5,560,776
Hain Celestial Group, Inc. (a)	101,711	3,204,914
Ingredion, Inc.	86,480	7,177,840
Lancaster Colony Corp.	12,880	1,996,271
Pilgrim's Pride Corp. (a)	25,015	422,503
Post Holdings, Inc. (a)	44,775	3,923,186
Tootsie Roll Industries, Inc. (b)	12,416	425,496
TreeHouse Foods, Inc. (a)	72,698	3,184,172
		31,113,638
GAS UTILITIES — 3.3%
National Fuel Gas Co.	116,780	4,896,585
New Jersey Resources Corp.	123,826	4,042,919
ONE Gas, Inc.	33,945	2,615,462
Southwest Gas Holdings, Inc. (a)	70,509	4,868,647
Spire, Inc.	65,843	4,326,544
UGI Corp.	268,794	8,547,649
		29,297,806
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Avanos Medical, Inc. (a)	59,873	1,759,667
Cantel Medical Corp.	21,760	962,445
Haemonetics Corp. (a)	23,648	2,117,915
Hill-Rom Holdings, Inc.	38,698	4,248,266
LivaNova PLC (a)	30,196	1,453,334
NuVasive, Inc. (a)	22,348	1,243,890
		11,785,517
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	114,246	2,869,860
Encompass Health Corp.	67,410	4,174,701
MEDNAX, Inc. (a)	67,375	1,152,112
Molina Healthcare, Inc. (a)	76,346	13,588,061
Patterson Cos., Inc. (b)	110,541	2,431,902
Tenet Healthcare Corp. (a)	133,916	2,425,219
		26,641,855
HOTELS, RESTAURANTS & LEISURE — 1.9%
Cracker Barrel Old Country Store, Inc.	30,711	3,406,157
See accompanying notes to financial statements.
41

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Jack in the Box, Inc.	14,419	$ 1,068,304
Papa John's International, Inc.	10,183	808,632
Penn National Gaming, Inc. (a) (b)	165,483	5,053,851
Six Flags Entertainment Corp.	51,612	991,466
Texas Roadhouse, Inc.	41,016	2,156,211
Wendy's Co.	94,002	2,047,363
Wyndham Destinations, Inc.	60,970	1,718,135
		17,250,119
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a)	13,468	2,539,526
KB Home	58,773	1,803,155
Taylor Morrison Home Corp. (a)	167,869	3,238,193
Toll Brothers, Inc.	74,969	2,443,240
TRI Pointe Group, Inc. (a)	164,042	2,409,777
		12,433,891
INSURANCE — 6.3%
Alleghany Corp.	9,249	4,524,056
American Financial Group, Inc.	96,363	6,115,196
Brighthouse Financial, Inc. (a)	121,530	3,380,965
CNO Financial Group, Inc.	186,168	2,898,636
First American Financial Corp.	143,819	6,906,188
Genworth Financial, Inc. Class A (a)	651,552	1,505,085
Hanover Insurance Group, Inc.	48,719	4,936,696
Kemper Corp.	79,216	5,744,744
Mercury General Corp.	35,691	1,454,408
Old Republic International Corp.	369,048	6,019,173
Reinsurance Group of America, Inc.	87,602	6,871,501
RLI Corp.	19,514	1,602,100
Selective Insurance Group, Inc.	76,818	4,051,381
		56,010,129
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc.	130,680	2,484,227
INTERNET & DIRECT MARKETING RETAIL — 0.4%
GrubHub, Inc. (a)	51,789	3,640,767
IT SERVICES — 1.3%
Alliance Data Systems Corp.	55,000	2,481,600
LiveRamp Holdings, Inc. (a)	50,891	2,161,341
MAXIMUS, Inc.	34,850	2,455,182
Sabre Corp.	185,150	1,492,309
See accompanying notes to financial statements.
42

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Science Applications International Corp.	34,607	$ 2,688,272
		11,278,704
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	52,269	3,345,739
Mattel, Inc. (a)	448,542	4,337,401
		7,683,140
MACHINERY — 2.7%
AGCO Corp.	37,993	2,107,092
Colfax Corp. (a)	60,554	1,689,457
Crane Co.	63,780	3,792,359
Donaldson Co., Inc.	59,014	2,745,331
ITT, Inc.	37,296	2,190,767
Kennametal, Inc.	106,980	3,071,396
Middleby Corp. (a)	29,490	2,327,940
Oshkosh Corp.	35,957	2,575,240
Terex Corp.	79,848	1,498,747
Trinity Industries, Inc.	122,241	2,602,511
		24,600,840
MARINE — 0.2%
Kirby Corp. (a)	37,875	2,028,585
MEDIA — 1.0%
AMC Networks, Inc. Class A (a)	50,622	1,184,049
John Wiley & Sons, Inc. Class A	56,145	2,189,655
New York Times Co. Class A	62,783	2,638,769
TEGNA, Inc.	280,371	3,123,333
		9,135,806
METALS & MINING — 1.4%
Allegheny Technologies, Inc. (a)	84,506	861,116
Carpenter Technology Corp.	28,308	687,318
Commercial Metals Co.	152,390	3,108,756
Compass Minerals International, Inc. (b)	12,468	607,815
Steel Dynamics, Inc.	138,780	3,620,770
United States Steel Corp.	281,373	2,031,513
Worthington Industries, Inc.	45,988	1,715,353
		12,632,641
MULTI-UTILITIES — 1.0%
Black Hills Corp.	42,836	2,427,088
MDU Resources Group, Inc.	150,804	3,344,833
See accompanying notes to financial statements.
43

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
NorthWestern Corp.	65,557	$ 3,574,167
		9,346,088
MULTILINE RETAIL — 0.6%
Nordstrom, Inc. (b)	136,590	2,115,779
Ollie's Bargain Outlet Holdings, Inc. (a)	31,950	3,119,918
		5,235,697
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp. (b)	353,665	1,803,692
Cimarex Energy Co.	59,611	1,638,706
CNX Resources Corp. (a)	239,879	2,074,953
EQT Corp.	330,766	3,936,116
Equitrans Midstream Corp. (b)	521,471	4,333,424
Murphy Oil Corp. (b)	100,488	1,386,734
PBF Energy, Inc. Class A	134,017	1,372,334
World Fuel Services Corp.	79,490	2,047,663
		18,593,622
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	69,047	1,457,582
Louisiana-Pacific Corp.	38,874	997,118
		2,454,700
PERSONAL PRODUCTS — 0.5%
Edgewell Personal Care Co. (a)	69,844	2,176,339
Nu Skin Enterprises, Inc. Class A	67,331	2,574,064
		4,750,403
PHARMACEUTICALS — 0.7%
Nektar Therapeutics (a)	153,995	3,566,524
Prestige Consumer Healthcare, Inc. (a)	64,936	2,438,996
		6,005,520
PROFESSIONAL SERVICES — 1.3%
ASGN, Inc. (a)	26,646	1,776,755
CoreLogic, Inc.	56,506	3,798,333
Insperity, Inc.	20,002	1,294,730
ManpowerGroup, Inc.	75,005	5,156,594
		12,026,412
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	34,767	3,596,994
See accompanying notes to financial statements.
44

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ROAD & RAIL — 0.8%
Avis Budget Group, Inc. (a)	67,161	$ 1,537,315
Landstar System, Inc.	16,007	1,797,746
Ryder System, Inc.	68,150	2,556,307
Werner Enterprises, Inc.	40,214	1,750,515
		7,641,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
Cree, Inc. (a)	139,584	8,261,977
Enphase Energy, Inc. (a)	28,734	1,366,876
First Solar, Inc. (a) (b)	98,109	4,856,395
Semtech Corp. (a)	41,421	2,163,005
Synaptics, Inc. (a)	17,022	1,023,363
		17,671,616
SOFTWARE — 1.8%
CDK Global, Inc.	60,940	2,524,135
Ceridian HCM Holding, Inc. (a)	51,842	4,109,515
CommVault Systems, Inc. (a)	28,278	1,094,359
LogMeIn, Inc.	22,441	1,902,323
PTC, Inc. (a)	64,619	5,026,712
Teradata Corp. (a)	83,100	1,728,480
		16,385,524
SPECIALTY RETAIL — 2.2%
Aaron's, Inc.	38,000	1,725,200
American Eagle Outfitters, Inc.	196,117	2,137,675
AutoNation, Inc. (a)	74,630	2,804,596
Dick's Sporting Goods, Inc. (b)	83,663	3,451,935
Foot Locker, Inc.	134,783	3,930,272
Sally Beauty Holdings, Inc. (a)	141,729	1,775,864
Urban Outfitters, Inc. (a) (b)	93,174	1,418,108
Williams-Sonoma, Inc.	30,839	2,529,107
		19,772,757
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	95,558	1,655,065
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	20,265	1,635,386
Columbia Sportswear Co.	13,433	1,082,431
		2,717,817
See accompanying notes to financial statements.
45

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.4%
New York Community Bancorp, Inc.	300,508	$ 3,065,182
Washington Federal, Inc.	34,575	927,993
		3,993,175
TRADING COMPANIES & DISTRIBUTORS — 1.5%
GATX Corp.	45,409	2,769,041
MSC Industrial Direct Co., Inc. Class A	58,154	4,234,193
Univar Solutions, Inc. (a)	179,470	3,025,864
Watsco, Inc.	20,768	3,690,473
		13,719,571
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	129,629	5,475,529
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	126,757	2,519,929
TOTAL COMMON STOCKS (Cost $1,156,900,338)		898,204,288
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	665,683	665,950
State Street Navigator Securities Lending Portfolio II (e) (f)	14,708,452	14,708,452
TOTAL SHORT-TERM INVESTMENTS (Cost $15,374,402)		15,374,402
TOTAL INVESTMENTS — 102.2% (Cost $1,172,274,740)		913,578,690
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(19,925,462)
NET ASSETS — 100.0%		$ 893,653,228
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
46

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$891,570,683	$6,633,605	$—	$898,204,288
Short-Term Investments	15,374,402	—	—	15,374,402
TOTAL INVESTMENTS	$906,945,085	$6,633,605	$—	$913,578,690
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 74,491,148	$ 73,823,444	$(1,754)	$—	665,683	$ 665,950	$ 25,582
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,353,976	1,353,976	2,635,540	3,989,516	—	—	—	—	2,818
State Street Navigator Securities Lending Portfolio II	—	—	192,460,899	177,752,447	—	—	14,708,452	14,708,452	192,222
State Street Navigator Securities Lending Portfolio III	17,746,088	17,746,088	72,779,786	90,525,874	—	—	—	—	144,606
Total		$19,100,064	$342,367,373	$346,091,281	$(1,754)	$—		$15,374,402	$365,228
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	51,135	$ 1,056,961
Aerojet Rocketdyne Holdings, Inc. (a)	111,253	4,410,069
AeroVironment, Inc. (a)	33,483	2,666,251
Cubic Corp. (b)	48,569	2,332,769
Kaman Corp.	42,867	1,783,267
Moog, Inc. Class A	46,480	2,462,510
National Presto Industries, Inc.	7,686	671,680
Park Aerospace Corp.	30,040	334,646
Triumph Group, Inc.	78,939	711,240
		16,429,393
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	40,452	1,740,650
Echo Global Logistics, Inc. (a)	41,222	891,220
Forward Air Corp.	43,386	2,161,490
Hub Group, Inc. Class A (a)	51,971	2,487,332
		7,280,692
AIRLINES — 0.6%
Allegiant Travel Co.	20,324	2,219,584
Hawaiian Holdings, Inc.	71,269	1,000,617
SkyWest, Inc.	77,751	2,536,237
		5,756,438
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	175,302	1,332,295
Cooper Tire & Rubber Co.	77,936	2,151,813
Cooper-Standard Holdings, Inc. (a)	25,778	341,558
Dorman Products, Inc. (a)	44,295	2,970,866
Fox Factory Holding Corp. (a)	63,171	5,218,556
Garrett Motion, Inc. (a)	117,679	651,942
Gentherm, Inc. (a)	50,494	1,964,217
LCI Industries	38,721	4,452,140
Motorcar Parts of America, Inc. (a)	29,491	521,106
Standard Motor Products, Inc.	31,130	1,282,556
		20,887,049
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	51,901	3,457,645
BANKS — 7.5%
Allegiance Bancshares, Inc.	29,118	739,306
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Ameris Bancorp	101,231	$ 2,388,039
Banc of California, Inc.	68,593	742,862
Banner Corp.	54,527	2,072,026
Berkshire Hills Bancorp, Inc.	66,876	736,974
Boston Private Financial Holdings, Inc.	126,843	872,680
Brookline Bancorp, Inc.	122,299	1,232,774
Cadence BanCorp	195,197	1,729,445
Central Pacific Financial Corp.	43,592	698,780
City Holding Co.	25,013	1,630,097
Columbia Banking System, Inc.	110,101	3,120,813
Community Bank System, Inc.	80,264	4,576,653
Customers Bancorp, Inc. (a)	45,640	548,593
CVB Financial Corp.	198,165	3,713,612
Dime Community Bancshares, Inc.	44,395	609,543
Eagle Bancorp, Inc.	49,887	1,633,799
First BanCorp	338,225	1,890,678
First Commonwealth Financial Corp.	152,151	1,259,810
First Financial Bancorp	151,926	2,110,252
First Midwest Bancorp, Inc.	175,496	2,342,872
Franklin Financial Network, Inc.	20,924	538,793
Great Western Bancorp, Inc.	85,311	1,173,879
Hanmi Financial Corp.	47,459	460,827
Heritage Financial Corp.	55,606	1,112,120
Hope Bancorp, Inc.	190,958	1,760,633
Independent Bank Corp.	50,669	3,399,383
Independent Bank Group, Inc.	56,725	2,298,497
National Bank Holdings Corp. Class A	47,417	1,280,259
NBT Bancorp, Inc.	67,569	2,078,422
OFG Bancorp	79,595	1,064,185
Old National Bancorp	253,587	3,489,357
Pacific Premier Bancorp, Inc.	124,263	2,694,022
Preferred Bank	21,234	909,877
S&T Bancorp, Inc.	58,968	1,382,800
Seacoast Banking Corp. of Florida (a)	80,963	1,651,645
ServisFirst Bancshares, Inc.	71,756	2,565,995
Simmons First National Corp. Class A	168,927	2,890,341
Southside Bancshares, Inc.	48,072	1,332,556
Tompkins Financial Corp.	18,967	1,228,493
Triumph Bancorp, Inc. (a)	34,419	835,349
United Community Banks, Inc.	121,414	2,442,850
Veritex Holdings, Inc.	71,058	1,257,727
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Westamerica Bancorporation	41,741	$ 2,396,768
		74,894,386
BEVERAGES — 0.4%
Coca-Cola Consolidated, Inc.	7,181	1,645,814
MGP Ingredients, Inc. (b)	20,409	749,112
National Beverage Corp. (a) (b)	17,857	1,089,634
		3,484,560
BIOTECHNOLOGY — 2.5%
Anika Therapeutics, Inc. (a)	21,977	829,192
Coherus Biosciences, Inc. (a) (b)	94,579	1,689,181
Cytokinetics, Inc. (a) (b)	92,208	2,173,343
Eagle Pharmaceuticals, Inc. (a)	15,466	742,059
Emergent BioSolutions, Inc. (a)	68,709	5,433,508
Enanta Pharmaceuticals, Inc. (a)	24,801	1,245,258
Momenta Pharmaceuticals, Inc. (a)	181,694	6,044,959
Myriad Genetics, Inc. (a)	115,617	1,311,097
REGENXBIO, Inc. (a)	48,588	1,789,496
Spectrum Pharmaceuticals, Inc. (a)	176,381	596,168
Vanda Pharmaceuticals, Inc. (a)	82,475	943,514
Xencor, Inc. (a) (b)	76,875	2,489,981
		25,287,756
BUILDING PRODUCTS — 2.7%
AAON, Inc.	62,494	3,392,799
American Woodmark Corp. (a)	24,116	1,824,375
Apogee Enterprises, Inc.	40,834	940,815
Gibraltar Industries, Inc. (a)	50,248	2,412,407
Griffon Corp.	66,947	1,239,858
Insteel Industries, Inc.	28,610	545,593
Patrick Industries, Inc.	34,234	2,096,833
PGT Innovations, Inc. (a)	90,288	1,415,716
Quanex Building Products Corp.	49,906	692,695
Resideo Technologies, Inc. (a)	190,946	2,237,887
Simpson Manufacturing Co., Inc.	60,981	5,144,357
UFP Industries, Inc.	94,160	4,661,862
		26,605,197
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	74,161	846,919
Brightsphere Investment Group, Inc. (a)	96,653	1,204,296
Donnelley Financial Solutions, Inc. (a)	46,142	387,593
Greenhill & Co., Inc.	21,572	215,504
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Piper Sandler Cos.	22,502	$ 1,331,218
Virtus Investment Partners, Inc.	10,902	1,267,793
Waddell & Reed Financial, Inc. Class A (b)	101,760	1,578,298
WisdomTree Investments, Inc.	182,970	634,906
		7,466,527
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	44,292	519,988
American Vanguard Corp.	41,191	566,788
Balchem Corp.	49,805	4,724,502
Ferro Corp. (a)	126,617	1,511,807
FutureFuel Corp.	40,828	487,895
GCP Applied Technologies, Inc. (a)	83,689	1,554,942
Hawkins, Inc.	14,290	608,468
HB Fuller Co.	79,138	3,529,555
Innospec, Inc.	38,079	2,941,603
Koppers Holdings, Inc. (a)	32,332	609,135
Kraton Corp. (a)	49,628	857,572
Livent Corp. (a) (b)	226,667	1,396,269
Quaker Chemical Corp. (b)	20,046	3,721,540
Rayonier Advanced Materials, Inc.	74,640	209,738
Stepan Co.	30,999	3,010,003
Tredegar Corp.	38,389	591,190
Trinseo SA (b)	59,288	1,313,822
		28,154,817
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	102,556	3,722,783
Brady Corp. Class A	74,560	3,490,899
Harsco Corp. (a)	122,323	1,652,584
Interface, Inc.	90,669	738,046
Matthews International Corp. Class A	48,515	926,636
Pitney Bowes, Inc.	263,648	685,485
RR Donnelley & Sons Co.	116,271	138,362
Team, Inc. (a)	47,469	264,402
UniFirst Corp.	23,465	4,199,062
US Ecology, Inc.	39,122	1,325,453
Viad Corp.	31,582	600,690
		17,744,402
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	74,337	812,503
Applied Optoelectronics, Inc. (a) (b)	30,958	336,513
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CalAmp Corp. (a)	51,971	$ 416,288
Comtech Telecommunications Corp.	37,713	636,973
Digi International, Inc. (a)	45,113	525,566
Extreme Networks, Inc. (a)	186,355	808,781
Harmonic, Inc. (a)	147,015	698,321
NETGEAR, Inc. (a)	45,849	1,187,031
Plantronics, Inc. (b)	51,686	758,750
Viavi Solutions, Inc. (a)	351,171	4,473,919
		10,654,645
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	47,930	760,649
Arcosa, Inc.	74,155	3,129,341
Comfort Systems USA, Inc.	56,552	2,304,494
Granite Construction, Inc. (b)	72,505	1,387,746
MYR Group, Inc. (a)	25,957	828,288
		8,410,518
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	24,627	610,750
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	42,600	1,456,068
Enova International, Inc. (a)	45,891	682,399
EZCORP, Inc. Class A (a)	80,722	508,549
Green Dot Corp. Class A (a)	75,010	3,681,491
PRA Group, Inc. (a) (b)	70,026	2,707,205
World Acceptance Corp. (a) (b)	8,081	529,467
		9,565,179
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	54,483	792,728
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	69,891	1,744,130
DIVERSIFIED CONSUMER SERVICES — 0.3%
American Public Education, Inc. (a)	21,806	645,457
Perdoceo Education Corp. (a)	107,076	1,705,721
Regis Corp. (a) (b)	38,811	317,474
		2,668,652
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Calamos Asset Management, Inc. Class A (a) (c)	16,690	—
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
StoneX Group, Inc. (a)	25,316	$ 1,392,380
		1,392,380
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	16,805	1,017,879
Cincinnati Bell, Inc. (a)	77,399	1,149,375
Cogent Communications Holdings, Inc.	64,640	5,000,551
Consolidated Communications Holdings, Inc. (a)	111,403	754,198
Iridium Communications, Inc. (a)	150,660	3,832,790
Vonage Holdings Corp. (a)	355,081	3,572,115
		15,326,908
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	62,726	4,202,642
ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	40,554	1,391,813
Encore Wire Corp.	31,837	1,554,282
Powell Industries, Inc.	14,033	384,364
Sunrun, Inc. (a)	122,083	2,407,477
Vicor Corp. (a)	28,063	2,019,133
		7,757,069
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arlo Technologies, Inc. (a)	122,721	316,620
Badger Meter, Inc.	45,133	2,839,768
Bel Fuse, Inc. Class B	15,060	161,594
Benchmark Electronics, Inc.	56,463	1,219,601
CTS Corp.	50,040	1,002,802
Daktronics, Inc.	57,305	249,277
ePlus, Inc. (a)	20,891	1,476,576
Fabrinet (a)	56,545	3,529,539
FARO Technologies, Inc. (a)	27,499	1,473,946
Insight Enterprises, Inc. (a)	54,009	2,657,243
Itron, Inc. (a)	54,992	3,643,220
Knowles Corp. (a)	133,364	2,035,135
Methode Electronics, Inc.	57,526	1,798,263
MTS Systems Corp.	27,587	485,255
OSI Systems, Inc. (a)	26,007	1,941,162
PC Connection, Inc. (b)	17,006	788,398
Plexus Corp. (a)	44,769	3,158,901
Rogers Corp. (a)	28,703	3,576,394
Sanmina Corp. (a)	105,705	2,646,853
ScanSource, Inc. (a)	38,795	934,571
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TTM Technologies, Inc. (a)	153,135	$ 1,816,181
		37,751,299
ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	197,385	1,281,029
Bristow Group, Inc. (a)	10,725	149,399
Core Laboratories NV	68,359	1,389,055
DMC Global, Inc.	22,944	633,254
Dril-Quip, Inc. (a)	54,339	1,618,759
Exterran Corp. (a)	41,196	222,046
Geospace Technologies Corp. (a)	20,352	153,047
Helix Energy Solutions Group, Inc. (a) (b)	220,874	766,433
Helmerich & Payne, Inc.	165,327	3,225,530
Matrix Service Co. (a)	40,498	393,641
Nabors Industries, Ltd. (b)	10,478	387,896
Newpark Resources, Inc. (a)	144,697	322,674
Oceaneering International, Inc. (a)	151,706	969,401
Oil States International, Inc. (a)	93,499	444,120
Patterson-UTI Energy, Inc.	289,169	1,003,416
ProPetro Holding Corp. (a)	129,179	663,980
RPC, Inc. (b)	79,140	243,751
SEACOR Holdings, Inc. (a)	27,585	781,207
US Silica Holdings, Inc. (b)	115,073	415,414
Valaris PLC (a) (b)	316,924	206,603
		15,270,655
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	204,031	1,891,368
Marcus Corp.	35,701	473,752
		2,365,120
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	133,420	1,731,792
Agree Realty Corp. REIT (b)	83,050	5,457,215
Alexander & Baldwin, Inc. REIT (a)	105,406	1,284,899
American Assets Trust, Inc. REIT	74,532	2,074,971
Armada Hoffler Properties, Inc. REIT	86,468	860,357
Brandywine Realty Trust REIT	262,710	2,860,912
CareTrust REIT, Inc.	148,374	2,546,098
Cedar Realty Trust, Inc. REIT	141,035	139,625
Chatham Lodging Trust REIT	73,885	452,176
Community Healthcare Trust, Inc. REIT	31,203	1,276,203
DiamondRock Hospitality Co. REIT	308,855	1,707,968
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Diversified Healthcare Trust REIT	368,855	$ 1,632,183
Easterly Government Properties, Inc. REIT	116,413	2,691,468
Essential Properties Realty Trust, Inc. REIT	141,363	2,097,827
Four Corners Property Trust, Inc. REIT	108,199	2,640,056
Franklin Street Properties Corp. REIT	166,349	846,716
Getty Realty Corp. REIT	53,282	1,581,410
Global Net Lease, Inc. REIT	138,720	2,320,786
Hersha Hospitality Trust REIT	53,836	310,095
Independence Realty Trust, Inc. REIT (b)	145,299	1,669,485
Industrial Logistics Properties Trust REIT	101,094	2,077,482
Innovative Industrial Properties, Inc. REIT (b)	28,861	2,540,345
Investors Real Estate Trust REIT	18,610	1,311,819
iStar, Inc. REIT (b)	112,640	1,387,725
Kite Realty Group Trust REIT	130,355	1,504,297
Lexington Realty Trust REIT	425,556	4,489,616
LTC Properties, Inc. REIT	60,840	2,291,843
National Storage Affiliates Trust REIT	96,142	2,755,430
NexPoint Residential Trust, Inc. REIT	33,911	1,198,754
Office Properties Income Trust REIT	74,709	1,940,193
Pennsylvania Real Estate Investment Trust (b)	101,632	138,219
Retail Opportunity Investments Corp. REIT	180,353	2,043,399
Retail Properties of America, Inc. Class A REIT	329,910	2,414,941
RPT Realty REIT	125,987	876,869
Safehold, Inc. REIT	20,110	1,156,124
Saul Centers, Inc. REIT	18,320	591,186
SITE Centers Corp. REIT	230,000	1,863,000
Summit Hotel Properties, Inc. REIT	163,715	970,830
Tanger Factory Outlet Centers, Inc. REIT (b)	144,897	1,033,116
Uniti Group, Inc. REIT	300,939	2,813,780
Universal Health Realty Income Trust REIT	19,598	1,557,845
Urstadt Biddle Properties, Inc. Class A REIT	46,460	551,945
Washington Prime Group, Inc. REIT (b)	290,436	244,199
Washington Real Estate Investment Trust	126,632	2,811,230
Whitestone REIT (b)	63,705	463,135
Xenia Hotels & Resorts, Inc. REIT	174,083	1,624,194
		78,833,758
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	50,981	701,499
Chefs' Warehouse, Inc. (a)	47,966	651,378
PriceSmart, Inc.	34,649	2,090,374
SpartanNash Co.	55,359	1,176,379
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
United Natural Foods, Inc. (a)	82,245	$ 1,497,681
		6,117,311
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	99,372	2,422,689
Calavo Growers, Inc.	25,461	1,601,752
Cal-Maine Foods, Inc. (a)	46,925	2,087,224
Fresh Del Monte Produce, Inc. (b)	46,640	1,148,277
J&J Snack Foods Corp.	22,946	2,917,125
John B Sanfilippo & Son, Inc.	13,389	1,142,483
Seneca Foods Corp. Class A (a)	9,997	337,999
		11,657,549
GAS UTILITIES — 0.6%
Northwest Natural Holding Co.	46,959	2,619,843
South Jersey Industries, Inc.	142,377	3,558,001
		6,177,844
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	57,440	584,165
Cardiovascular Systems, Inc. (a)	54,648	1,724,144
CONMED Corp.	43,785	3,152,082
CryoLife, Inc. (a)	57,724	1,106,569
Cutera, Inc. (a)	27,913	339,701
Glaukos Corp. (a) (b)	61,153	2,349,498
Heska Corp. (a) (b)	13,107	1,221,179
Inogen, Inc. (a)	27,949	992,748
Integer Holdings Corp. (a)	50,857	3,715,104
Invacare Corp.	51,973	331,068
Lantheus Holdings, Inc. (a)	102,353	1,463,648
LeMaitre Vascular, Inc.	25,597	675,761
Meridian Bioscience, Inc. (a)	66,267	1,543,358
Merit Medical Systems, Inc. (a)	85,274	3,892,758
Mesa Laboratories, Inc.	6,219	1,348,279
Natus Medical, Inc. (a)	52,386	1,143,063
Neogen Corp. (a)	81,593	6,331,617
OraSure Technologies, Inc. (a)	110,383	1,283,754
Orthofix Medical, Inc. (a)	29,818	954,176
Surmodics, Inc. (a)	20,841	901,165
Tactile Systems Technology, Inc. (a) (b)	29,127	1,206,732
Varex Imaging Corp. (a)	60,112	910,697
Zynex, Inc. (a) (b)	23,819	592,379
		37,763,645
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Addus HomeCare Corp. (a)	20,634	$ 1,909,883
AMN Healthcare Services, Inc. (a)	72,309	3,271,259
BioTelemetry, Inc. (a) (b)	52,935	2,392,133
Community Health Systems, Inc. (a) (b)	183,115	551,176
CorVel Corp. (a)	13,642	967,081
Covetrus, Inc. (a) (b)	150,941	2,700,334
Cross Country Healthcare, Inc. (a)	58,400	359,744
Ensign Group, Inc.	77,451	3,241,324
Hanger, Inc. (a)	58,987	976,825
Magellan Health, Inc. (a)	33,811	2,467,527
Owens & Minor, Inc.	93,306	710,992
Providence Service Corp. (a)	17,715	1,397,891
RadNet, Inc. (a)	64,155	1,018,140
Select Medical Holdings Corp. (a)	166,585	2,453,797
The Pennant Group, Inc. (a)	40,008	904,181
Tivity Health, Inc. (a) (b)	67,319	762,724
US Physical Therapy, Inc.	19,886	1,611,164
		27,696,175
HEALTH CARE TECHNOLOGY — 1.6%
Allscripts Healthcare Solutions, Inc. (a)	251,993	1,705,992
Computer Programs & Systems, Inc.	19,875	452,951
HealthStream, Inc. (a)	39,167	866,766
HMS Holdings Corp. (a)	136,176	4,410,741
NextGen Healthcare, Inc. (a)	75,851	832,844
Omnicell, Inc. (a)	65,608	4,633,237
Simulations Plus, Inc. (b)	18,352	1,097,817
Tabula Rasa HealthCare, Inc. (a) (b)	31,454	1,721,477
		15,721,825
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc.	34,484	722,095
Bloomin' Brands, Inc. (b)	135,683	1,446,381
Brinker International, Inc.	69,012	1,656,288
Cheesecake Factory, Inc. (b)	64,869	1,486,797
Chuy's Holdings, Inc. (a)	25,654	381,731
Dave & Buster's Entertainment, Inc. (b)	73,489	979,608
Dine Brands Global, Inc. (b)	25,503	1,073,676
El Pollo Loco Holdings, Inc. (a)	28,472	420,247
Fiesta Restaurant Group, Inc. (a)	31,356	200,051
Monarch Casino & Resort, Inc. (a)	18,661	635,967
Red Robin Gourmet Burgers, Inc. (a)	20,898	213,160
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Ruth's Hospitality Group, Inc.	48,792	$ 398,143
Shake Shack, Inc. Class A (a) (b)	53,870	2,854,033
Wingstop, Inc.	45,574	6,333,419
		18,801,596
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	13,361	2,576,669
Century Communities, Inc. (a)	43,876	1,345,238
Ethan Allen Interiors, Inc.	35,699	422,319
Installed Building Products, Inc. (a)	32,762	2,253,370
iRobot Corp. (a) (b)	42,923	3,601,240
La-Z-Boy, Inc.	71,319	1,929,892
LGI Homes, Inc. (a)	33,752	2,971,189
M/I Homes, Inc. (a)	43,694	1,504,821
MDC Holdings, Inc.	78,204	2,791,883
Meritage Homes Corp. (a)	54,425	4,142,831
Tupperware Brands Corp.	74,423	353,509
Universal Electronics, Inc. (a)	21,606	1,011,593
		24,904,554
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	13,994	503,644
Central Garden & Pet Co. Class A (a)	60,773	2,053,520
WD-40 Co.	21,034	4,171,042
		6,728,206
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	55,505	1,193,913
INSURANCE — 3.1%
Ambac Financial Group, Inc. (a)	70,009	1,002,529
American Equity Investment Life Holding Co.	140,806	3,479,316
AMERISAFE, Inc.	29,974	1,833,210
eHealth, Inc. (a)	39,460	3,876,550
Employers Holdings, Inc.	47,052	1,418,618
HCI Group, Inc. (b)	9,008	415,989
Horace Mann Educators Corp.	64,023	2,351,565
James River Group Holdings, Ltd.	47,301	2,128,545
Kinsale Capital Group, Inc.	31,850	4,943,438
Palomar Holdings, Inc. (a)	27,460	2,354,970
ProAssurance Corp.	83,432	1,207,261
Safety Insurance Group, Inc.	22,558	1,720,273
Stewart Information Services Corp.	36,723	1,193,865
Third Point Reinsurance, Ltd. (a)	125,286	940,898
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
United Fire Group, Inc.	32,423	$ 898,441
United Insurance Holdings Corp.	32,527	254,361
Universal Insurance Holdings, Inc.	46,257	821,062
		30,840,891
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	69,232	724,167
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	40,947	244,044
PetMed Express, Inc. (b)	30,883	1,100,670
Shutterstock, Inc.	29,956	1,047,561
Stamps.com, Inc. (a)	25,008	4,593,720
		6,985,995
IT SERVICES — 2.2%
Cardtronics PLC Class A (a)	55,811	1,338,348
CSG Systems International, Inc.	51,225	2,120,203
EVERTEC, Inc.	92,476	2,598,576
ExlService Holdings, Inc. (a)	52,976	3,358,678
ManTech International Corp. Class A	41,958	2,873,703
NIC, Inc.	103,793	2,383,087
Perficient, Inc. (a)	51,248	1,833,653
Sykes Enterprises, Inc. (a)	58,411	1,615,648
TTEC Holdings, Inc.	27,117	1,262,568
Unisys Corp. (a)	80,995	883,655
Virtusa Corp. (a)	46,750	1,517,973
		21,786,092
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Callaway Golf Co.	145,911	2,554,902
Sturm Ruger & Co., Inc.	25,737	1,956,012
Vista Outdoor, Inc. (a)	89,894	1,298,968
YETI Holdings, Inc. (a)	103,148	4,407,514
		10,217,396
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Luminex Corp.	65,900	2,143,727
Medpace Holdings, Inc. (a)	41,345	3,845,912
NeoGenomics, Inc. (a)	169,169	5,240,856
		11,230,495
MACHINERY — 5.7%
Alamo Group, Inc.	14,872	1,526,462
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Albany International Corp. Class A	47,224	$ 2,772,521
Astec Industries, Inc.	35,014	1,621,498
Barnes Group, Inc.	72,914	2,884,478
Chart Industries, Inc. (a)	54,552	2,645,227
CIRCOR International, Inc. (a)	31,015	790,262
Enerpac Tool Group Corp.	82,388	1,450,029
EnPro Industries, Inc.	31,804	1,567,619
ESCO Technologies, Inc.	40,328	3,408,926
Federal Signal Corp.	92,625	2,753,741
Franklin Electric Co., Inc.	59,365	3,117,850
Greenbrier Cos., Inc.	50,687	1,153,129
Hillenbrand, Inc.	115,821	3,135,274
John Bean Technologies Corp.	48,783	4,196,314
Lindsay Corp.	16,344	1,507,080
Lydall, Inc. (a)	27,235	369,307
Meritor, Inc. (a)	112,028	2,218,154
Mueller Industries, Inc.	88,068	2,340,847
Proto Labs, Inc. (a)	40,961	4,606,884
SPX Corp. (a)	69,071	2,842,272
SPX FLOW, Inc. (a)	66,149	2,476,619
Standex International Corp.	19,239	1,107,204
Tennant Co.	28,639	1,861,821
Titan International, Inc.	79,720	116,391
Wabash National Corp.	81,904	869,821
Watts Water Technologies, Inc. Class A	42,297	3,426,057
		56,765,787
MARINE — 0.2%
Matson, Inc.	66,732	1,941,901
MEDIA — 0.4%
EW Scripps Co. Class A	85,026	743,978
Gannett Co., Inc. (b)	197,564	272,638
Meredith Corp. (b)	62,982	916,388
Scholastic Corp.	47,036	1,408,258
TechTarget, Inc. (a)	35,412	1,063,422
		4,404,684
METALS & MINING — 1.2%
Arconic Corp. (a)	148,763	2,072,269
Century Aluminum Co. (a)	76,966	548,768
Cleveland-Cliffs, Inc. (b)	613,579	3,386,956
Haynes International, Inc.	19,430	453,885
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Kaiser Aluminum Corp.	24,514	$ 1,804,721
Materion Corp.	31,029	1,907,973
Olympic Steel, Inc.	13,874	163,019
SunCoke Energy, Inc.	128,298	379,762
TimkenSteel Corp. (a)	62,041	241,339
Warrior Met Coal, Inc.	79,345	1,221,120
		12,179,812
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	221,795	2,175,809
ARMOUR Residential REIT, Inc.	100,106	939,995
Capstead Mortgage Corp. REIT	148,746	816,616
Granite Point Mortgage Trust, Inc. REIT (b)	84,706	608,189
Invesco Mortgage Capital, Inc. REIT (b)	278,306	1,040,864
KKR Real Estate Finance Trust, Inc. REIT (b)	36,116	598,803
New York Mortgage Trust, Inc. REIT	580,006	1,513,816
PennyMac Mortgage Investment Trust REIT	153,614	2,692,853
Ready Capital Corp. REIT	59,624	518,133
Redwood Trust, Inc. REIT	176,275	1,233,925
		12,139,003
MULTI-UTILITIES — 0.4%
Avista Corp.	103,612	3,770,441
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	60,363	2,535,246
Macy's, Inc. (b)	476,425	3,277,804
		5,813,050
OIL, GAS & CONSUMABLE FUELS — 1.5%
Bonanza Creek Energy, Inc. (a)	29,069	430,803
Callon Petroleum Co. (a)	603,169	693,644
CONSOL Energy, Inc. (a) (b)	42,113	213,513
Denbury Resources, Inc. (a)	794,013	219,227
Dorian LPG, Ltd. (a)	41,770	323,300
Green Plains, Inc. (a)	52,605	537,360
Gulfport Energy Corp. (a) (b)	227,973	248,491
Laredo Petroleum, Inc. (a)	14,501	200,984
Matador Resources Co. (a)	169,849	1,443,716
Oasis Petroleum, Inc. (a)	452,175	339,131
Par Pacific Holdings, Inc. (a)	58,780	528,432
PDC Energy, Inc. (a)	148,153	1,843,023
Penn Virginia Corp. (a) (b)	20,141	191,944
QEP Resources, Inc.	364,941	470,774
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Range Resources Corp.	323,850	$ 1,823,275
Renewable Energy Group, Inc. (a)	60,533	1,500,008
REX American Resources Corp. (a)	8,306	576,187
Ring Energy, Inc. (a) (b)	102,185	118,535
SM Energy Co.	164,647	617,426
Southwestern Energy Co. (a)	839,747	2,149,752
Talos Energy, Inc. (a)	31,333	288,264
		14,757,789
PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co.	60,776	2,285,785
Clearwater Paper Corp. (a)	25,299	914,053
Mercer International, Inc.	62,213	507,658
Neenah, Inc.	26,047	1,288,285
P.H. Glatfelter Co.	68,715	1,102,876
Schweitzer-Mauduit International, Inc.	48,372	1,616,108
		7,714,765
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	27,412	1,319,888
Medifast, Inc. (b)	18,148	2,518,398
USANA Health Sciences, Inc. (a)	18,931	1,390,103
		5,228,389
PHARMACEUTICALS — 1.4%
AMAG Pharmaceuticals, Inc. (a)	54,450	416,542
Amphastar Pharmaceuticals, Inc. (a)	52,289	1,174,411
ANI Pharmaceuticals, Inc. (a)	14,344	463,885
Corcept Therapeutics, Inc. (a) (b)	159,901	2,689,535
Endo International PLC (a)	316,574	1,085,849
Innoviva, Inc. (a)	103,673	1,449,349
Lannett Co., Inc. (a) (b)	50,438	366,180
Pacira BioSciences, Inc. (a)	64,810	3,400,581
Phibro Animal Health Corp. Class A	31,701	832,785
Supernus Pharmaceuticals, Inc. (a)	81,446	1,934,342
		13,813,459
PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	79,560	6,438,791
Forrester Research, Inc. (a)	16,735	536,189
Heidrick & Struggles International, Inc.	29,910	646,654
Kelly Services, Inc. Class A	51,675	817,240
Korn Ferry	85,362	2,623,174
Resources Connection, Inc.	47,238	565,439
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TrueBlue, Inc. (a)	56,032	$ 855,609
		12,483,096
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a) (b)	36,546	1,054,718
RE/MAX Holdings, Inc. Class A	27,881	876,300
Realogy Holdings Corp.	179,625	1,331,021
St. Joe Co. (a)	48,414	940,200
		4,202,239
ROAD & RAIL — 0.9%
ArcBest Corp.	39,192	1,038,980
Heartland Express, Inc.	71,860	1,496,125
Marten Transport, Ltd.	60,332	1,517,953
Saia, Inc. (a)	40,192	4,468,547
		8,521,605
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Energy Industries, Inc. (a)	58,865	3,990,458
Axcelis Technologies, Inc. (a)	50,837	1,415,810
Brooks Automation, Inc.	113,683	5,029,336
CEVA, Inc. (a)	34,120	1,276,770
Cohu, Inc.	64,928	1,125,852
Diodes, Inc. (a)	64,135	3,251,645
DSP Group, Inc. (a)	34,584	549,194
FormFactor, Inc. (a)	117,198	3,437,417
Ichor Holdings, Ltd. (a)	35,356	939,762
Kulicke & Soffa Industries, Inc.	96,820	2,016,761
MaxLinear, Inc. (a) (b)	102,041	2,189,800
Onto Innovation, Inc. (a)	73,799	2,512,118
PDF Solutions, Inc. (a)	43,975	860,151
Photronics, Inc. (a)	101,001	1,124,141
Power Integrations, Inc.	45,962	5,429,491
Rambus, Inc. (a)	175,628	2,669,546
SMART Global Holdings, Inc. (a)	20,692	562,409
Ultra Clean Holdings, Inc. (a) (b)	61,145	1,383,711
Veeco Instruments, Inc. (a)	75,589	1,019,696
		40,784,068
SOFTWARE — 2.7%
8x8, Inc. (a) (b)	159,369	2,549,904
Agilysys, Inc. (a)	31,670	568,160
Alarm.com Holdings, Inc. (a)	65,360	4,235,982
Bottomline Technologies DE, Inc. (a)	58,810	2,985,784
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Ebix, Inc.	34,800	$ 778,128
LivePerson, Inc. (a) (b)	94,736	3,924,912
MicroStrategy, Inc. Class A (a)	11,996	1,419,007
OneSpan, Inc. (a)	50,027	1,397,254
Progress Software Corp.	69,402	2,689,327
SPS Commerce, Inc. (a)	53,819	4,042,883
Xperi Holding Corp.	178,293	2,631,605
		27,222,946
SPECIALTY RETAIL — 3.4%
Abercrombie & Fitch Co. Class A	95,519	1,016,322
America's Car-Mart, Inc. (a)	9,686	851,109
Asbury Automotive Group, Inc. (a)	29,896	2,311,858
Barnes & Noble Education, Inc. (a)	64,034	102,454
Bed Bath & Beyond, Inc. (b)	196,160	2,079,296
Boot Barn Holdings, Inc. (a) (b)	44,724	964,249
Buckle, Inc. (b)	44,904	704,095
Caleres, Inc.	63,093	526,196
Cato Corp. Class A	32,813	268,410
Chico's FAS, Inc.	193,654	267,243
Children's Place, Inc. (b)	22,254	832,745
Conn's, Inc. (a) (b)	28,764	290,229
Designer Brands, Inc. Class A (b)	84,221	570,176
Express, Inc. (a) (b)	99,920	153,877
GameStop Corp. Class A (a) (b)	101,918	442,324
Genesco, Inc. (a)	21,579	467,401
Group 1 Automotive, Inc.	26,528	1,750,052
Guess?, Inc.	67,946	657,038
Haverty Furniture Cos., Inc.	26,793	428,688
Hibbett Sports, Inc. (a) (b)	25,150	526,641
Lithia Motors, Inc. Class A	34,205	5,176,243
Lumber Liquidators Holdings, Inc. (a)	42,250	585,585
MarineMax, Inc. (a)	31,756	711,017
Michaels Cos., Inc. (a) (b)	118,791	839,852
Monro, Inc.	51,235	2,814,851
Office Depot, Inc.	815,967	1,917,522
Rent-A-Center, Inc.	73,457	2,043,574
Shoe Carnival, Inc.	13,364	391,164
Signet Jewelers, Ltd. (b)	81,813	840,219
Sleep Number Corp. (a)	42,848	1,784,191
Sonic Automotive, Inc. Class A (b)	37,386	1,192,987
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Zumiez, Inc. (a)	29,831	$ 816,773
		34,324,381
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	184,333	1,288,488
Diebold Nixdorf, Inc. (a) (b)	115,585	700,445
		1,988,933
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	229,932	3,593,837
Crocs, Inc. (a)	103,749	3,820,038
Fossil Group, Inc. (a) (b)	70,284	326,821
G-III Apparel Group, Ltd. (a)	67,288	894,258
Kontoor Brands, Inc. (a) (b)	71,740	1,277,689
Movado Group, Inc.	24,936	270,306
Oxford Industries, Inc.	26,033	1,145,712
Steven Madden, Ltd.	117,621	2,904,063
Unifi, Inc. (a)	22,614	291,268
Vera Bradley, Inc. (a)	35,444	157,371
Wolverine World Wide, Inc.	124,901	2,973,893
		17,655,256
THRIFTS & MORTGAGE FINANCE — 1.4%
Axos Financial, Inc. (a)	80,418	1,775,629
Flagstar Bancorp, Inc.	53,690	1,580,097
HomeStreet, Inc.	36,275	892,728
Meta Financial Group, Inc.	49,362	896,907
NMI Holdings, Inc. Class A (a)	130,226	2,094,034
Northfield Bancorp, Inc.	67,579	778,510
Northwest Bancshares, Inc.	183,902	1,880,398
Provident Financial Services, Inc.	92,975	1,343,489
TrustCo Bank Corp. NY	147,741	935,200
Walker & Dunlop, Inc.	44,807	2,276,644
		14,453,636
TOBACCO — 0.3%
Universal Corp.	37,833	1,608,281
Vector Group, Ltd.	183,327	1,844,269
		3,452,550
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	59,567	3,716,385
DXP Enterprises, Inc. (a)	24,716	492,095
Foundation Building Materials, Inc. (a)	27,096	422,969
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
GMS, Inc. (a)	65,601	$ 1,613,129
NOW, Inc. (a)	169,467	1,462,500
Veritiv Corp. (a)	19,394	328,922
		8,036,000
WATER UTILITIES — 0.8%
American States Water Co.	56,805	4,466,577
California Water Service Group	75,028	3,578,836
		8,045,413
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	72,106	3,554,105
Spok Holdings, Inc.	26,038	243,455
		3,797,560
TOTAL COMMON STOCKS (Cost $1,133,481,624)		996,839,712
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	1,340,365	1,340,901
State Street Navigator Securities Lending Portfolio II (f) (g)	41,606,556	41,606,556
TOTAL SHORT-TERM INVESTMENTS (Cost $42,947,457)		42,947,457
TOTAL INVESTMENTS — 104.2% (Cost $1,176,429,081)		1,039,787,169
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(41,513,732)
NET ASSETS — 100.0%		$ 998,273,437
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 996,839,712	$—	$ 0(a)	$ 996,839,712
Short-Term Investments	42,947,457	—	—	42,947,457
TOTAL INVESTMENTS	$1,039,787,169	$—	$ 0	$1,039,787,169
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 50,963,158	$ 49,621,648	$(609)	$—	1,340,365	$ 1,340,901	$ 13,484
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,162,572	1,162,572	7,288,756	8,451,328	—	—	—	—	2,656
State Street Navigator Securities Lending Portfolio II	—	—	219,225,541	177,618,985	—	—	41,606,556	41,606,556	500,054
State Street Navigator Securities Lending Portfolio III	20,936,838	20,936,838	100,062,112	120,998,950	—	—	—	—	134,782
Total		$22,099,410	$377,539,567	$356,690,911	$(609)	$—		$42,947,457	$650,976
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
Aerojet Rocketdyne Holdings, Inc. (a)	316,869	$ 12,560,687
AeroVironment, Inc. (a)	56,810	4,523,780
Cubic Corp. (b)	69,295	3,328,239
Moog, Inc. Class A	65,085	3,448,203
Triumph Group, Inc.	226,647	2,042,090
		25,902,999
AIR FREIGHT & LOGISTICS — 0.4%
Forward Air Corp.	124,215	6,188,391
AIRLINES — 0.4%
Allegiant Travel Co.	58,171	6,352,855
AUTO COMPONENTS — 2.3%
Dorman Products, Inc. (a)	69,021	4,629,238
Fox Factory Holding Corp. (a) (b)	179,912	14,862,530
Gentherm, Inc. (a)	68,783	2,675,659
LCI Industries	110,801	12,739,899
		34,907,326
AUTOMOBILES — 0.6%
Winnebago Industries, Inc. (b)	148,884	9,918,652
BANKS — 4.2%
Ameris Bancorp	127,201	3,000,672
Brookline Bancorp, Inc.	148,134	1,493,191
Central Pacific Financial Corp.	68,614	1,099,882
City Holding Co.	42,565	2,773,961
Community Bank System, Inc.	130,250	7,426,855
CVB Financial Corp.	273,479	5,124,997
First BanCorp	454,656	2,541,527
First Commonwealth Financial Corp.	236,040	1,954,411
Independent Bank Corp.	94,734	6,355,704
Independent Bank Group, Inc.	45,381	1,838,838
National Bank Holdings Corp. Class A	97,540	2,633,580
NBT Bancorp, Inc.	96,342	2,963,480
Preferred Bank	60,051	2,573,185
Seacoast Banking Corp. of Florida (a)	127,954	2,610,262
ServisFirst Bancshares, Inc.	202,500	7,241,400
Tompkins Financial Corp.	29,354	1,901,259
Triumph Bancorp, Inc. (a)	68,672	1,666,669
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
United Community Banks, Inc.	243,068	$ 4,890,528
Veritex Holdings, Inc.	98,222	1,738,529
Westamerica Bancorporation	63,228	3,630,552
		65,459,482
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	20,460	4,689,228
MGP Ingredients, Inc. (b)	26,687	979,546
National Beverage Corp. (a) (b)	23,639	1,442,452
		7,111,226
BIOTECHNOLOGY — 3.0%
Anika Therapeutics, Inc. (a)	62,910	2,373,594
Coherus Biosciences, Inc. (a) (b)	190,736	3,406,545
Cytokinetics, Inc. (a) (b)	141,748	3,341,000
Eagle Pharmaceuticals, Inc. (a)	43,659	2,094,759
Emergent BioSolutions, Inc. (a)	119,044	9,414,000
Enanta Pharmaceuticals, Inc. (a)	71,913	3,610,752
Momenta Pharmaceuticals, Inc. (a)	316,387	10,526,195
REGENXBIO, Inc. (a)	138,136	5,087,549
Spectrum Pharmaceuticals, Inc. (a) (b)	216,381	731,368
Vanda Pharmaceuticals, Inc. (a)	138,614	1,585,744
Xencor, Inc. (a) (b)	125,530	4,065,917
		46,237,423
BUILDING PRODUCTS — 3.8%
AAON, Inc.	177,860	9,656,019
American Woodmark Corp. (a)	68,908	5,212,890
Apogee Enterprises, Inc.	60,549	1,395,049
Gibraltar Industries, Inc. (a)	100,051	4,803,449
Griffon Corp. (b)	189,029	3,500,817
Patrick Industries, Inc.	97,831	5,992,149
Simpson Manufacturing Co., Inc.	173,574	14,642,703
UFP Industries, Inc.	267,983	13,267,838
		58,470,914
CAPITAL MARKETS — 0.6%
Blucora, Inc. (a)	118,608	1,354,503
Brightsphere Investment Group, Inc. (a)	168,349	2,097,629
Greenhill & Co., Inc.	30,574	305,434
Piper Sandler Cos.	30,123	1,782,077
Virtus Investment Partners, Inc.	31,412	3,652,901
		9,192,544
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CHEMICALS — 2.3%
American Vanguard Corp.	64,161	$ 882,855
Balchem Corp.	142,593	13,526,372
HB Fuller Co.	127,908	5,704,697
Innospec, Inc.	108,305	8,366,561
Koppers Holdings, Inc. (a)	94,356	1,777,667
Stepan Co.	48,707	4,729,450
Tredegar Corp.	65,308	1,005,743
		35,993,345
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brady Corp. Class A	145,776	6,825,232
Harsco Corp. (a)	163,201	2,204,845
Interface, Inc.	173,133	1,409,303
RR Donnelley & Sons Co.	323,297	384,723
UniFirst Corp.	67,102	12,007,903
US Ecology, Inc.	55,653	1,885,524
Viad Corp.	55,631	1,058,102
		25,775,632
COMMUNICATIONS EQUIPMENT — 1.3%
Comtech Telecommunications Corp. (b)	111,265	1,879,266
Digi International, Inc. (a)	129,116	1,504,201
Extreme Networks, Inc. (a)	532,114	2,309,375
Harmonic, Inc. (a)	434,946	2,065,993
Viavi Solutions, Inc. (a)	999,817	12,737,669
		20,496,504
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	111,369	4,538,287
MYR Group, Inc. (a)	35,693	1,138,963
		5,677,250
CONSUMER FINANCE — 0.4%
Enova International, Inc. (a)	132,942	1,976,847
PRA Group, Inc. (a)	94,798	3,664,891
		5,641,738
DIVERSIFIED CONSUMER SERVICES — 0.1%
Perdoceo Education Corp. (a)	134,473	2,142,155
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
Cogent Communications Holdings, Inc.	184,821	14,297,752
Iridium Communications, Inc. (a)	204,772	5,209,400
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Vonage Holdings Corp. (a)	457,862	$ 4,606,092
		24,113,244
ELECTRIC UTILITIES — 0.5%
El Paso Electric Co.	104,633	7,010,411
ELECTRICAL EQUIPMENT — 0.8%
Encore Wire Corp.	53,765	2,624,807
Sunrun, Inc. (a)	221,471	4,367,408
Vicor Corp. (a) (b)	80,668	5,804,063
		12,796,278
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Arlo Technologies, Inc. (a)	177,369	457,612
Badger Meter, Inc.	79,995	5,033,285
Benchmark Electronics, Inc.	82,174	1,774,958
CTS Corp.	74,448	1,491,938
ePlus, Inc. (a)	26,680	1,885,742
Fabrinet (a)	162,546	10,146,121
FARO Technologies, Inc. (a)	40,455	2,168,388
Insight Enterprises, Inc. (a)	79,633	3,917,944
Itron, Inc. (a)	158,221	10,482,141
Knowles Corp. (a)	274,145	4,183,453
Methode Electronics, Inc.	111,237	3,477,269
OSI Systems, Inc. (a)	74,101	5,530,899
PC Connection, Inc. (b)	21,492	996,369
Plexus Corp. (a)	128,971	9,100,194
Rogers Corp. (a)	82,114	10,231,405
		70,877,718
ENERGY EQUIPMENT & SERVICES — 0.5%
Core Laboratories NV	78,067	1,586,321
DMC Global, Inc.	66,822	1,844,287
Geospace Technologies Corp. (a)	62,159	467,436
Helix Energy Solutions Group, Inc. (a) (b)	624,636	2,167,487
Newpark Resources, Inc. (a)	208,634	465,254
SEACOR Holdings, Inc. (a)	43,181	1,222,886
		7,753,671
ENTERTAINMENT — 0.3%
Glu Mobile, Inc. (a)	573,579	5,317,077
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Acadia Realty Trust REIT	209,579	2,720,335
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Agree Realty Corp. REIT	236,365	$ 15,531,544
Alexander & Baldwin, Inc. REIT (a)	133,090	1,622,367
American Assets Trust, Inc. REIT	127,580	3,551,827
Armada Hoffler Properties, Inc. REIT	111,231	1,106,748
Brandywine Realty Trust REIT	285,100	3,104,739
CareTrust REIT, Inc.	208,985	3,586,183
Community Healthcare Trust, Inc. REIT	90,537	3,702,963
Easterly Government Properties, Inc. REIT	185,895	4,297,892
Essential Properties Realty Trust, Inc. REIT (b)	407,221	6,043,160
Four Corners Property Trust, Inc. REIT	182,265	4,447,266
Getty Realty Corp. REIT	80,565	2,391,169
Independence Realty Trust, Inc. REIT (b)	236,381	2,716,018
Innovative Industrial Properties, Inc. REIT (b)	81,359	7,161,219
Investors Real Estate Trust REIT	42,035	2,963,047
Lexington Realty Trust REIT	599,214	6,321,708
LTC Properties, Inc. REIT	92,038	3,467,072
National Storage Affiliates Trust REIT	156,420	4,482,997
NexPoint Residential Trust, Inc. REIT	72,560	2,564,996
Retail Opportunity Investments Corp. REIT	277,724	3,146,613
Retail Properties of America, Inc. Class A REIT	348,700	2,552,484
Safehold, Inc. REIT (b)	57,691	3,316,656
Saul Centers, Inc. REIT	30,651	989,108
SITE Centers Corp. REIT	170,000	1,377,000
Universal Health Realty Income Trust REIT	56,049	4,455,335
Urstadt Biddle Properties, Inc. Class A REIT	85,820	1,019,542
Washington Real Estate Investment Trust	174,426	3,872,257
		102,512,245
FOOD & STAPLES RETAILING — 0.2%
PriceSmart, Inc.	43,513	2,625,139
FOOD PRODUCTS — 0.9%
Calavo Growers, Inc.	40,638	2,556,536
J&J Snack Foods Corp.	66,015	8,392,487
John B Sanfilippo & Son, Inc.	39,163	3,341,779
		14,290,802
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	66,388	3,703,786
South Jersey Industries, Inc.	269,318	6,730,257
		10,434,043
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Cardiovascular Systems, Inc. (a)	155,211	4,896,907
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CONMED Corp.	125,530	$ 9,036,905
CryoLife, Inc. (a)	94,016	1,802,287
Cutera, Inc. (a)	77,264	940,303
Glaukos Corp. (a) (b)	174,791	6,715,470
Heska Corp. (a) (b)	19,082	1,777,870
Inogen, Inc. (a)	48,663	1,728,510
Lantheus Holdings, Inc. (a) (b)	160,765	2,298,940
LeMaitre Vascular, Inc.	74,743	1,973,215
Mesa Laboratories, Inc. (b)	10,667	2,312,606
Natus Medical, Inc. (a)	79,247	1,729,170
Neogen Corp. (a)	148,479	11,521,970
Orthofix Medical, Inc. (a)	38,225	1,223,200
Surmodics, Inc. (a)	33,947	1,467,868
Tactile Systems Technology, Inc. (a) (b)	46,830	1,940,167
Varex Imaging Corp. (a)	104,963	1,590,189
Zynex, Inc. (a) (b)	67,066	1,667,931
		54,623,508
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Addus HomeCare Corp. (a)	58,955	5,456,875
AMN Healthcare Services, Inc. (a)	110,976	5,020,554
BioTelemetry, Inc. (a) (b)	150,037	6,780,172
Community Health Systems, Inc. (a) (b)	537,349	1,617,421
CorVel Corp. (a)	38,910	2,758,330
Ensign Group, Inc.	134,877	5,644,602
Hanger, Inc. (a)	163,842	2,713,224
RadNet, Inc. (a) (b)	185,159	2,938,473
Select Medical Holdings Corp. (a)	242,754	3,575,766
The Pennant Group, Inc. (a)	112,755	2,548,263
US Physical Therapy, Inc.	57,042	4,621,543
		43,675,223
HEALTH CARE TECHNOLOGY — 1.5%
HealthStream, Inc. (a)	73,805	1,633,305
HMS Holdings Corp. (a)	213,816	6,925,500
NextGen Healthcare, Inc. (a)	119,237	1,309,222
Omnicell, Inc. (a)	117,842	8,322,002
Simulations Plus, Inc. (b)	53,196	3,182,185
Tabula Rasa HealthCare, Inc. (a) (b)	34,941	1,912,321
		23,284,535
HOTELS, RESTAURANTS & LEISURE — 2.4%
Bloomin' Brands, Inc. (b)	261,486	2,787,441
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Chuy's Holdings, Inc. (a)	72,671	$ 1,081,345
Dave & Buster's Entertainment, Inc. (b)	119,558	1,593,708
Dine Brands Global, Inc. (b)	72,653	3,058,691
El Pollo Loco Holdings, Inc. (a)	47,224	697,026
Monarch Casino & Resort, Inc. (a)	33,186	1,130,979
Ruth's Hospitality Group, Inc.	80,600	657,696
Shake Shack, Inc. Class A (a) (b)	155,443	8,235,370
Wingstop, Inc.	130,006	18,066,934
		37,309,190
HOUSEHOLD DURABLES — 3.3%
Cavco Industries, Inc. (a)	37,938	7,316,343
Century Communities, Inc. (a)	58,778	1,802,133
Installed Building Products, Inc. (a)	93,685	6,443,654
iRobot Corp. (a) (b)	53,314	4,473,045
La-Z-Boy, Inc.	96,754	2,618,163
LGI Homes, Inc. (a)	96,589	8,502,730
M/I Homes, Inc. (a)	67,981	2,341,266
MDC Holdings, Inc.	221,198	7,896,769
Meritage Homes Corp. (a)	89,159	6,786,783
Universal Electronics, Inc. (a)	60,605	2,837,526
		51,018,412
HOUSEHOLD PRODUCTS — 0.8%
WD-40 Co.	59,896	11,877,377
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	155,511	3,345,042
INSURANCE — 2.6%
AMERISAFE, Inc.	40,273	2,463,097
eHealth, Inc. (a)	112,368	11,039,032
James River Group Holdings, Ltd.	86,870	3,909,150
Kinsale Capital Group, Inc. (b)	90,835	14,098,500
Palomar Holdings, Inc. (a)	78,365	6,720,583
Safety Insurance Group, Inc.	30,865	2,353,765
		40,584,127
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	210,245	2,199,163
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Liquidity Services, Inc. (a)	61,423	366,081
PetMed Express, Inc. (b)	44,633	1,590,720
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Shutterstock, Inc. (b)	85,556	$ 2,991,894
Stamps.com, Inc. (a)	39,754	7,302,412
		12,251,107
IT SERVICES — 3.6%
Cardtronics PLC Class A (a)	102,702	2,462,794
CSG Systems International, Inc.	145,377	6,017,154
EVERTEC, Inc.	263,692	7,409,745
ExlService Holdings, Inc. (a)	150,887	9,566,236
ManTech International Corp. Class A	119,037	8,152,844
NIC, Inc.	295,551	6,785,851
Perficient, Inc. (a)	143,500	5,134,430
Sykes Enterprises, Inc. (a)	88,688	2,453,110
TTEC Holdings, Inc.	78,498	3,654,867
Virtusa Corp. (a)	133,345	4,329,712
		55,966,743
LEISURE EQUIPMENT & PRODUCTS — 1.3%
Callaway Golf Co.	414,957	7,265,897
YETI Holdings, Inc. (a)	293,616	12,546,212
		19,812,109
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Medpace Holdings, Inc. (a)	117,859	10,963,244
NeoGenomics, Inc. (a) (b)	482,123	14,936,171
		25,899,415
MACHINERY — 7.3%
Alamo Group, Inc.	43,035	4,417,112
Albany International Corp. Class A	135,740	7,969,295
Barnes Group, Inc.	130,042	5,144,462
Chart Industries, Inc. (a)	91,898	4,456,134
CIRCOR International, Inc. (a)	86,042	2,192,350
Enerpac Tool Group Corp.	108,228	1,904,813
ESCO Technologies, Inc.	115,228	9,740,223
Federal Signal Corp.	263,588	7,836,471
Franklin Electric Co., Inc.	167,771	8,811,333
John Bean Technologies Corp. (b)	138,781	11,937,942
Lindsay Corp.	20,922	1,929,218
Meritor, Inc. (a)	172,755	3,420,549
Mueller Industries, Inc.	165,899	4,409,595
Proto Labs, Inc. (a)	75,426	8,483,162
SPX Corp. (a)	195,035	8,025,690
SPX FLOW, Inc. (a)	187,789	7,030,820
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Tennant Co.	80,344	$ 5,223,164
Watts Water Technologies, Inc. Class A	120,454	9,756,774
		112,689,107
MEDIA — 0.3%
EW Scripps Co. Class A (b)	116,833	1,022,289
TechTarget, Inc. (a)	99,942	3,001,258
		4,023,547
METALS & MINING — 1.0%
Arconic Corp. (a)	207,593	2,891,771
Cleveland-Cliffs, Inc. (b)	972,787	5,369,784
Haynes International, Inc.	26,295	614,251
Kaiser Aluminum Corp.	44,065	3,244,065
Materion Corp.	49,675	3,054,516
		15,174,387
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.7%
ARMOUR Residential REIT, Inc.	102,149	959,179
Granite Point Mortgage Trust, Inc. REIT (b)	250,166	1,796,192
PennyMac Mortgage Investment Trust REIT	441,970	7,747,734
		10,503,105
OIL, GAS & CONSUMABLE FUELS — 0.8%
Callon Petroleum Co. (a)	875,544	1,006,876
Dorian LPG, Ltd. (a)	35,965	278,369
Matador Resources Co. (a)	484,988	4,122,398
Par Pacific Holdings, Inc. (a)	168,106	1,511,273
PDC Energy, Inc. (a)	215,730	2,683,681
Penn Virginia Corp. (a) (b)	61,325	584,427
QEP Resources, Inc.	509,695	657,506
REX American Resources Corp. (a)	12,229	848,326
Ring Energy, Inc. (a) (b)	272,029	315,554
Talos Energy, Inc. (a) (b)	88,728	816,298
		12,824,708
PAPER & FOREST PRODUCTS — 0.5%
Mercer International, Inc.	96,728	789,300
Neenah, Inc.	33,010	1,632,675
Schweitzer-Mauduit International, Inc.	139,069	4,646,295
		7,068,270
PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	76,748	3,695,416
See accompanying notes to financial statements.
76

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Medifast, Inc. (b)	52,066	$ 7,225,199
		10,920,615
PHARMACEUTICALS — 1.6%
Amphastar Pharmaceuticals, Inc. (a)	76,177	1,710,936
ANI Pharmaceuticals, Inc. (a)	42,457	1,373,059
Corcept Therapeutics, Inc. (a) (b)	450,989	7,585,635
Innoviva, Inc. (a)	298,386	4,171,436
Pacira BioSciences, Inc. (a)	124,985	6,557,963
Supernus Pharmaceuticals, Inc. (a)	130,427	3,097,641
		24,496,670
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	226,929	18,365,364
Forrester Research, Inc. (a)	27,084	867,771
		19,233,135
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a) (b)	54,633	1,576,708
RE/MAX Holdings, Inc. Class A	57,725	1,814,297
St. Joe Co. (a)	137,011	2,660,754
		6,051,759
ROAD & RAIL — 1.1%
Heartland Express, Inc.	96,446	2,008,006
Marten Transport, Ltd.	97,808	2,460,849
Saia, Inc. (a)	114,965	12,781,809
		17,250,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.9%
Advanced Energy Industries, Inc. (a)	167,688	11,367,570
Axcelis Technologies, Inc. (a)	76,861	2,140,579
Brooks Automation, Inc.	323,619	14,316,905
CEVA, Inc. (a)	52,575	1,967,357
Cohu, Inc.	81,536	1,413,834
Diodes, Inc. (a)	182,867	9,271,357
DSP Group, Inc. (a)	44,273	703,055
FormFactor, Inc. (a)	334,625	9,814,551
Ichor Holdings, Ltd. (a)	102,611	2,727,400
Kulicke & Soffa Industries, Inc.	138,141	2,877,477
MaxLinear, Inc. (a)	128,326	2,753,876
Onto Innovation, Inc. (a)	113,835	3,874,943
PDF Solutions, Inc. (a)	79,930	1,563,431
Power Integrations, Inc.	131,387	15,520,746
See accompanying notes to financial statements.
77

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Rambus, Inc. (a)	264,426	$ 4,019,275
Ultra Clean Holdings, Inc. (a)	176,889	4,002,998
Veeco Instruments, Inc. (a)	217,181	2,929,772
		91,265,126
SOFTWARE — 4.6%
8x8, Inc. (a) (b)	458,722	7,339,552
Agilysys, Inc. (a)	89,767	1,610,420
Alarm.com Holdings, Inc. (a)	186,877	12,111,498
Bottomline Technologies DE, Inc. (a)	97,475	4,948,806
Ebix, Inc.	64,535	1,443,002
LivePerson, Inc. (a) (b)	269,955	11,184,236
MicroStrategy, Inc. Class A (a)	19,120	2,261,705
OneSpan, Inc. (a)	141,630	3,955,726
Progress Software Corp.	197,857	7,666,959
SPS Commerce, Inc. (a)	153,244	11,511,689
Xperi Holding Corp.	509,053	7,513,622
		71,547,215
SPECIALTY RETAIL — 2.8%
America's Car-Mart, Inc. (a)	20,208	1,775,677
Asbury Automotive Group, Inc. (a)	42,741	3,305,162
Boot Barn Holdings, Inc. (a) (b)	128,394	2,768,175
Buckle, Inc. (b)	82,011	1,285,932
Hibbett Sports, Inc. (a) (b)	38,792	812,304
Lithia Motors, Inc. Class A	97,250	14,716,842
Monro, Inc.	82,538	4,534,638
Rent-A-Center, Inc.	214,207	5,959,239
Sleep Number Corp. (a)	122,288	5,092,072
Zumiez, Inc. (a)	88,895	2,433,945
		42,683,986
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	528,660	3,695,333
Diebold Nixdorf, Inc. (a) (b)	335,066	2,030,500
		5,725,833
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	295,417	10,877,254
Steven Madden, Ltd.	338,676	8,361,910
		19,239,164
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	151,625	3,347,880
See accompanying notes to financial statements.
78

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Flagstar Bancorp, Inc.	86,931	$ 2,558,379
Meta Financial Group, Inc.	140,897	2,560,099
NMI Holdings, Inc. Class A (a)	375,155	6,032,492
Northfield Bancorp, Inc.	92,734	1,068,296
TrustCo Bank Corp. NY	229,765	1,454,412
Walker & Dunlop, Inc.	126,112	6,407,751
		23,429,309
TOBACCO — 0.2%
Vector Group, Ltd.	330,300	3,322,818
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	97,104	6,058,319
Foundation Building Materials, Inc. (a)	41,448	647,003
GMS, Inc. (a)	100,546	2,472,426
		9,177,748
WATER UTILITIES — 1.3%
American States Water Co.	161,731	12,716,909
California Water Service Group	142,310	6,788,187
		19,505,096
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	114,451	5,641,290
TOTAL COMMON STOCKS (Cost $1,628,097,415)		1,536,818,567
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	1,721,160	1,721,848
State Street Navigator Securities Lending Portfolio II (e) (f)	63,902,222	63,902,222
TOTAL SHORT-TERM INVESTMENTS (Cost $65,623,657)		65,624,070
TOTAL INVESTMENTS — 104.0% (Cost $1,693,721,072)		1,602,442,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(61,083,997)
NET ASSETS — 100.0%		$ 1,541,358,640
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
79

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,536,818,567	$—	$—	$1,536,818,567
Short-Term Investments	65,624,070	—	—	65,624,070
TOTAL INVESTMENTS	$1,602,442,637	$—	$—	$1,602,442,637
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 73,453,266	$ 71,732,451	$620	$413	1,721,160	$ 1,721,848	$ 34,006
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,840,199	1,840,199	6,997,115	8,837,314	—	—	—	—	6,214
State Street Navigator Securities Lending Portfolio II	—	—	379,405,571	315,503,349	—	—	63,902,222	63,902,222	320,385
State Street Navigator Securities Lending Portfolio III	48,174,404	48,174,404	160,340,366	208,514,770	—	—	—	—	172,233
Total		$50,014,603	$620,196,318	$604,587,884	$620	$413		$65,624,070	$532,838
See accompanying notes to financial statements.
80

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	216,662	$ 4,478,404
AeroVironment, Inc. (a)	56,645	4,510,641
Cubic Corp. (b)	100,518	4,827,879
Kaman Corp.	176,971	7,361,994
Moog, Inc. Class A	98,014	5,192,782
National Presto Industries, Inc. (b)	33,385	2,917,515
Park Aerospace Corp.	120,632	1,343,840
		30,633,055
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a) (b)	167,831	7,221,768
Echo Global Logistics, Inc. (a)	170,430	3,684,696
Hub Group, Inc. Class A (a)	217,124	10,391,555
		21,298,019
AIRLINES — 0.8%
Hawaiian Holdings, Inc.	294,235	4,131,059
SkyWest, Inc.	321,420	10,484,721
		14,615,780
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	737,790	5,607,204
Cooper Tire & Rubber Co.	322,004	8,890,530
Cooper-Standard Holdings, Inc. (a)	115,398	1,529,024
Dorman Products, Inc. (a)	85,077	5,706,114
Garrett Motion, Inc. (a)	489,739	2,713,154
Gentherm, Inc. (a)	108,515	4,221,233
Motorcar Parts of America, Inc. (a) (b)	120,480	2,128,882
Standard Motor Products, Inc.	128,568	5,297,002
		36,093,143
BANKS — 11.2%
Allegiance Bancshares, Inc.	120,224	3,052,487
Ameris Bancorp	229,919	5,423,789
Banc of California, Inc. (b)	283,118	3,066,168
Banner Corp.	225,156	8,555,928
Berkshire Hills Bancorp, Inc.	283,541	3,124,622
Boston Private Financial Holdings, Inc.	534,679	3,678,592
Brookline Bancorp, Inc.	282,956	2,852,197
Cadence BanCorp	806,300	7,143,818
Central Pacific Financial Corp.	81,542	1,307,118
City Holding Co.	41,313	2,692,368
See accompanying notes to financial statements.
81

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Columbia Banking System, Inc.	459,291	$ 13,018,603
Community Bank System, Inc.	143,434	8,178,607
Customers Bancorp, Inc. (a)	188,178	2,261,900
CVB Financial Corp.	428,630	8,032,526
Dime Community Bancshares, Inc.	183,398	2,518,055
Eagle Bancorp, Inc.	206,155	6,751,576
First BanCorp	749,090	4,187,413
First Commonwealth Financial Corp.	286,933	2,375,805
First Financial Bancorp	634,954	8,819,511
First Midwest Bancorp, Inc.	731,727	9,768,555
Franklin Financial Network, Inc.	87,802	2,260,902
Great Western Bancorp, Inc.	352,303	4,847,689
Hanmi Financial Corp.	203,317	1,974,208
Heritage Financial Corp.	228,497	4,569,940
Hope Bancorp, Inc.	788,774	7,272,496
Independent Bank Corp.	73,794	4,950,839
Independent Bank Group, Inc.	168,678	6,834,833
National Bank Holdings Corp. Class A	54,842	1,480,734
NBT Bancorp, Inc.	138,211	4,251,370
OFG Bancorp	330,481	4,418,531
Old National Bancorp	1,057,843	14,555,920
Pacific Premier Bancorp, Inc.	518,162	11,233,752
S&T Bancorp, Inc.	243,713	5,715,070
Seacoast Banking Corp. of Florida (a)	146,642	2,991,497
Simmons First National Corp. Class A (b)	698,867	11,957,614
Southside Bancshares, Inc.	198,727	5,508,712
Tompkins Financial Corp.	35,811	2,319,479
Triumph Bancorp, Inc. (a)	42,572	1,033,222
United Community Banks, Inc.	150,430	3,026,652
Veritex Holdings, Inc.	146,781	2,598,024
Westamerica Bancorporation	81,128	4,658,370
		215,269,492
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	47,354	1,738,128
National Beverage Corp. (a) (b)	39,689	2,421,823
		4,159,951
BIOTECHNOLOGY — 2.0%
Coherus Biosciences, Inc. (a) (b)	110,286	1,969,708
Cytokinetics, Inc. (a) (b)	172,505	4,065,943
Emergent BioSolutions, Inc. (a)	112,221	8,874,437
Momenta Pharmaceuticals, Inc. (a)	294,481	9,797,383
See accompanying notes to financial statements.
82

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	477,430	$ 5,414,056
Spectrum Pharmaceuticals, Inc. (a) (b)	449,060	1,517,823
Vanda Pharmaceuticals, Inc. (a)	143,765	1,644,671
Xencor, Inc. (a) (b)	136,518	4,421,818
		37,705,839
BUILDING PRODUCTS — 1.3%
Apogee Enterprises, Inc.	84,523	1,947,410
Gibraltar Industries, Inc. (a)	60,993	2,928,274
Insteel Industries, Inc.	119,243	2,273,964
PGT Innovations, Inc. (a)	377,396	5,917,569
Quanex Building Products Corp.	217,149	3,014,028
Resideo Technologies, Inc. (a) (b)	788,905	9,245,967
		25,327,212
CAPITAL MARKETS — 0.9%
Blucora, Inc. (a)	137,026	1,564,837
Brightsphere Investment Group, Inc. (a)	155,711	1,940,159
Donnelley Financial Solutions, Inc. (a)	196,550	1,651,020
Greenhill & Co., Inc.	48,726	486,773
Piper Sandler Cos.	49,176	2,909,252
Waddell & Reed Financial, Inc. Class A (b)	420,240	6,517,922
WisdomTree Investments, Inc. (b)	770,611	2,674,020
		17,743,983
CHEMICALS — 3.4%
AdvanSix, Inc. (a)	184,875	2,170,433
American Vanguard Corp.	85,623	1,178,173
Ferro Corp. (a) (b)	534,994	6,387,828
FutureFuel Corp.	167,309	1,999,343
GCP Applied Technologies, Inc. (a)	345,547	6,420,263
Hawkins, Inc.	61,349	2,612,240
HB Fuller Co.	143,030	6,379,138
Kraton Corp. (a)	207,421	3,584,235
Livent Corp. (a) (b)	936,093	5,766,333
Quaker Chemical Corp. (b)	83,257	15,456,662
Rayonier Advanced Materials, Inc.	342,297	961,855
Stepan Co.	58,823	5,711,713
Tredegar Corp.	71,096	1,094,878
Trinseo SA (b)	244,809	5,424,967
		65,148,061
COMMERCIAL SERVICES & SUPPLIES — 1.9%
ABM Industries, Inc.	427,964	15,535,093
See accompanying notes to financial statements.
83

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Brady Corp. Class A	99,182	$ 4,643,701
Harsco Corp. (a) (b)	267,479	3,613,641
Interface, Inc.	140,091	1,140,341
Matthews International Corp. Class A	204,093	3,898,176
Pitney Bowes, Inc.	1,136,789	2,955,652
Team, Inc. (a)	208,070	1,158,950
US Ecology, Inc.	87,737	2,972,530
Viad Corp.	55,645	1,058,368
		36,976,452
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	311,726	3,407,165
Applied Optoelectronics, Inc. (a) (b)	131,015	1,424,133
CalAmp Corp. (a) (b)	215,055	1,722,591
NETGEAR, Inc. (a)	189,189	4,898,103
Plantronics, Inc. (b)	219,360	3,220,205
		14,672,197
CONSTRUCTION & ENGINEERING — 1.4%
Aegion Corp. (a)	194,059	3,079,716
Arcosa, Inc.	309,349	13,054,528
Comfort Systems USA, Inc.	71,412	2,910,039
Granite Construction, Inc. (b)	304,612	5,830,274
MYR Group, Inc. (a)	55,153	1,759,932
		26,634,489
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a) (b)	101,103	2,507,354
CONSUMER FINANCE — 1.7%
Encore Capital Group, Inc. (a)	180,484	6,168,943
EZCORP, Inc. Class A (a) (b)	334,939	2,110,116
Green Dot Corp. Class A (a)	314,595	15,440,323
PRA Group, Inc. (a) (b)	157,052	6,071,630
World Acceptance Corp. (a) (b)	33,683	2,206,910
		31,997,922
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	230,954	3,360,381
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	288,723	7,205,082
See accompanying notes to financial statements.
84

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.4%
American Public Education, Inc. (a)	94,676	$ 2,802,409
Perdoceo Education Corp. (a)	247,605	3,944,348
Regis Corp. (a) (b)	153,648	1,256,841
		8,003,598
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Calamos Asset Management, Inc. Class A (a) (c)	46,865	—
StoneX Group, Inc. (a)	106,839	5,876,145
		5,876,145
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	70,013	4,240,688
Cincinnati Bell, Inc. (a)	325,612	4,835,338
Consolidated Communications Holdings, Inc. (a)	467,674	3,166,153
Iridium Communications, Inc. (a)	327,534	8,332,465
Vonage Holdings Corp. (a)	821,699	8,266,292
		28,840,936
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	109,548	7,339,716
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	170,478	5,850,804
Encore Wire Corp.	55,777	2,723,033
Powell Industries, Inc.	57,048	1,562,545
Sunrun, Inc. (a) (b)	188,250	3,712,290
		13,848,672
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Arlo Technologies, Inc. (a)	254,329	656,169
Badger Meter, Inc.	68,991	4,340,914
Bel Fuse, Inc. Class B	69,463	745,338
Benchmark Electronics, Inc.	112,421	2,428,294
CTS Corp.	97,363	1,951,154
Daktronics, Inc.	256,812	1,117,132
ePlus, Inc. (a)	47,635	3,366,842
FARO Technologies, Inc. (a)	55,499	2,974,746
Insight Enterprises, Inc. (a) (b)	110,631	5,443,045
Knowles Corp. (a) (b)	157,399	2,401,909
Methode Electronics, Inc.	75,000	2,344,500
MTS Systems Corp.	119,183	2,096,429
PC Connection, Inc. (b)	40,705	1,887,084
Sanmina Corp. (a)	437,437	10,953,422
See accompanying notes to financial statements.
85

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ScanSource, Inc. (a)	162,597	$ 3,916,962
TTM Technologies, Inc. (a)	642,468	7,619,670
		54,243,610
ENERGY EQUIPMENT & SERVICES — 2.8%
Archrock, Inc.	828,914	5,379,652
Bristow Group, Inc. (a)	45,250	630,332
Core Laboratories NV (b)	173,625	3,528,060
Dril-Quip, Inc. (a)	224,495	6,687,706
Exterran Corp. (a)	192,834	1,039,375
Helmerich & Payne, Inc.	689,487	13,451,891
Matrix Service Co. (a)	162,639	1,580,851
Nabors Industries, Ltd. (b)	45,283	1,676,377
Newpark Resources, Inc. (a)	301,328	671,961
Oceaneering International, Inc. (a)	639,268	4,084,923
Oil States International, Inc. (a) (b)	404,697	1,922,311
Patterson-UTI Energy, Inc. (b)	1,194,188	4,143,832
ProPetro Holding Corp. (a)	527,279	2,710,214
RPC, Inc. (b)	352,823	1,086,695
SEACOR Holdings, Inc. (a)	55,370	1,568,078
US Silica Holdings, Inc. (b)	459,796	1,659,864
Valaris PLC (a) (b)	1,338,938	872,854
		52,694,976
ENTERTAINMENT — 0.1%
Marcus Corp.	149,999	1,990,487
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.3%
Acadia Realty Trust REIT	248,022	3,219,326
Alexander & Baldwin, Inc. REIT (a)	253,971	3,095,906
American Assets Trust, Inc. REIT	123,086	3,426,714
Armada Hoffler Properties, Inc. REIT	197,466	1,964,787
Brandywine Realty Trust REIT	680,077	7,406,039
CareTrust REIT, Inc.	318,164	5,459,694
Cedar Realty Trust, Inc. REIT	589,078	583,187
Chatham Lodging Trust REIT	314,207	1,922,947
DiamondRock Hospitality Co. REIT	1,275,742	7,054,853
Diversified Healthcare Trust REIT	1,523,245	6,740,359
Easterly Government Properties, Inc. REIT	213,022	4,925,069
Four Corners Property Trust, Inc. REIT	189,431	4,622,116
Franklin Street Properties Corp. REIT	703,390	3,580,255
Getty Realty Corp. REIT	104,473	3,100,759
Global Net Lease, Inc. REIT	573,251	9,590,489
See accompanying notes to financial statements.
86

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Hersha Hospitality Trust REIT (b)	246,126	$ 1,417,686
Independence Realty Trust, Inc. REIT (b)	255,587	2,936,695
Industrial Logistics Properties Trust REIT	422,480	8,681,964
Investors Real Estate Trust REIT	17,196	1,212,146
iStar, Inc. REIT (b)	465,333	5,732,903
Kite Realty Group Trust REIT (b)	538,615	6,215,617
Lexington Realty Trust REIT	902,879	9,525,373
LTC Properties, Inc. REIT	120,373	4,534,451
National Storage Affiliates Trust REIT	170,721	4,892,864
NexPoint Residential Trust, Inc. REIT	33,608	1,188,043
Office Properties Income Trust REIT	308,631	8,015,147
Pennsylvania Real Estate Investment Trust (b)	409,530	556,961
Retail Opportunity Investments Corp. REIT (b)	335,249	3,798,371
Retail Properties of America, Inc. Class A REIT	867,819	6,352,435
RPT Realty REIT	515,968	3,591,137
Saul Centers, Inc. REIT	34,758	1,121,641
SITE Centers Corp. REIT	706,500	5,722,650
Summit Hotel Properties, Inc. REIT	683,530	4,053,333
Tanger Factory Outlet Centers, Inc. REIT (b)	612,724	4,368,722
Uniti Group, Inc. REIT (b)	1,245,130	11,641,965
Urstadt Biddle Properties, Inc. Class A REIT	75,887	901,538
Washington Prime Group, Inc. REIT (b)	1,278,931	1,075,325
Washington Real Estate Investment Trust	277,284	6,155,705
Whitestone REIT (b)	266,594	1,938,138
Xenia Hotels & Resorts, Inc. REIT	726,504	6,778,282
		179,101,592
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	216,255	2,975,669
Chefs' Warehouse, Inc. (a)	197,893	2,687,387
PriceSmart, Inc.	80,479	4,855,298
SpartanNash Co.	228,511	4,855,858
United Natural Foods, Inc. (a) (b)	345,590	6,293,194
		21,667,406
FOOD PRODUCTS — 1.5%
B&G Foods, Inc. (b)	411,033	10,020,985
Calavo Growers, Inc.	47,800	3,007,098
Cal-Maine Foods, Inc. (a)	193,887	8,624,094
Fresh Del Monte Produce, Inc. (b)	191,441	4,713,277
Seneca Foods Corp. Class A (a)	41,888	1,416,233
		27,781,687
See accompanying notes to financial statements.
87

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
GAS UTILITIES — 0.6%
Northwest Natural Holding Co.	99,541	$ 5,553,392
South Jersey Industries, Inc.	205,219	5,128,423
		10,681,815
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
AngioDynamics, Inc. (a)	245,018	2,491,833
CryoLife, Inc. (a) (b)	110,342	2,115,256
Heska Corp. (a) (b)	26,516	2,470,496
Inogen, Inc. (a)	45,092	1,601,668
Integer Holdings Corp. (a)	210,837	15,401,643
Invacare Corp.	230,875	1,470,674
Lantheus Holdings, Inc. (a)	190,259	2,720,704
Meridian Bioscience, Inc. (a)	278,327	6,482,236
Merit Medical Systems, Inc. (a) (b)	355,693	16,237,385
Mesa Laboratories, Inc.	10,409	2,256,671
Natus Medical, Inc. (a)	104,281	2,275,411
Neogen Corp. (a)	122,701	9,521,597
OraSure Technologies, Inc. (a)	456,121	5,304,687
Orthofix Medical, Inc. (a)	69,712	2,230,784
Surmodics, Inc. (a)	38,159	1,649,995
Tactile Systems Technology, Inc. (a) (b)	56,827	2,354,343
Varex Imaging Corp. (a) (b)	99,592	1,508,819
		78,094,202
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AMN Healthcare Services, Inc. (a)	139,271	6,300,620
Covetrus, Inc. (a) (b)	624,755	11,176,867
Cross Country Healthcare, Inc. (a)	252,779	1,557,119
Ensign Group, Inc.	126,520	5,294,862
Magellan Health, Inc. (a)	142,441	10,395,344
Owens & Minor, Inc.	417,409	3,180,657
Providence Service Corp. (a)	74,178	5,853,386
Select Medical Holdings Corp. (a)	336,403	4,955,216
Tivity Health, Inc. (a) (b)	276,397	3,131,578
		51,845,649
HEALTH CARE TECHNOLOGY — 1.7%
Allscripts Healthcare Solutions, Inc. (a)	1,040,819	7,046,345
Computer Programs & Systems, Inc.	81,215	1,850,890
HealthStream, Inc. (a)	52,771	1,167,822
HMS Holdings Corp. (a)	254,775	8,252,162
NextGen Healthcare, Inc. (a)	152,633	1,675,910
See accompanying notes to financial statements.
88

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Omnicell, Inc. (a)	101,765	$ 7,186,644
Tabula Rasa HealthCare, Inc. (a) (b)	82,032	4,489,612
		31,669,385
HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ's Restaurants, Inc. (b)	142,551	2,985,018
Bloomin' Brands, Inc. (b)	181,521	1,935,014
Brinker International, Inc.	288,998	6,935,952
Cheesecake Factory, Inc. (b)	267,794	6,137,838
Dave & Buster's Entertainment, Inc. (b)	130,445	1,738,832
El Pollo Loco Holdings, Inc. (a)	62,914	928,611
Fiesta Restaurant Group, Inc. (a)	128,508	819,881
Monarch Casino & Resort, Inc. (a)	29,687	1,011,733
Red Robin Gourmet Burgers, Inc. (a)	88,753	905,280
Ruth's Hospitality Group, Inc.	65,142	531,559
		23,929,718
HOUSEHOLD DURABLES — 1.5%
Century Communities, Inc. (a) (b)	94,851	2,908,132
Ethan Allen Interiors, Inc.	155,717	1,842,132
iRobot Corp. (a) (b)	99,994	8,389,496
La-Z-Boy, Inc.	153,324	4,148,947
M/I Homes, Inc. (a)	87,479	3,012,777
Meritage Homes Corp. (a)	97,322	7,408,151
Tupperware Brands Corp. (b)	335,113	1,591,787
		29,301,422
HOUSEHOLD PRODUCTS — 0.6%
Central Garden & Pet Co. (a)	63,852	2,298,033
Central Garden & Pet Co. Class A (a)	251,083	8,484,095
		10,782,128
INSURANCE — 3.6%
Ambac Financial Group, Inc. (a)	297,003	4,253,083
American Equity Investment Life Holding Co.	587,432	14,515,445
AMERISAFE, Inc.	64,282	3,931,487
Employers Holdings, Inc.	194,463	5,863,060
HCI Group, Inc. (b)	40,778	1,883,128
Horace Mann Educators Corp.	264,666	9,721,182
James River Group Holdings, Ltd.	69,273	3,117,285
ProAssurance Corp.	351,205	5,081,936
Safety Insurance Group, Inc.	48,420	3,692,509
Stewart Information Services Corp.	153,064	4,976,111
Third Point Reinsurance, Ltd. (a)	515,298	3,869,888
See accompanying notes to financial statements.
89

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
United Fire Group, Inc.	136,581	$ 3,784,660
United Insurance Holdings Corp.	142,216	1,112,129
Universal Insurance Holdings, Inc.	190,875	3,388,031
		69,189,934
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	92,239	549,745
PetMed Express, Inc. (b)	63,300	2,256,012
Stamps.com, Inc. (a)	45,780	8,409,328
		11,215,085
IT SERVICES — 0.5%
Cardtronics PLC Class A (a) (b)	77,972	1,869,769
Sykes Enterprises, Inc. (a)	113,383	3,136,174
Unisys Corp. (a) (b)	334,672	3,651,271
		8,657,214
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Sturm Ruger & Co., Inc.	106,386	8,085,336
Vista Outdoor, Inc. (a)	371,507	5,368,276
		13,453,612
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Luminex Corp.	274,828	8,940,155
MACHINERY — 3.7%
Astec Industries, Inc.	144,598	6,696,333
Barnes Group, Inc.	117,876	4,663,175
Chart Industries, Inc. (a)	94,302	4,572,704
Enerpac Tool Group Corp.	183,914	3,236,886
EnPro Industries, Inc.	131,329	6,473,206
Greenbrier Cos., Inc. (b)	209,903	4,775,293
Hillenbrand, Inc. (b)	483,072	13,076,759
Lindsay Corp.	38,173	3,519,932
Lydall, Inc. (a)	120,103	1,628,597
Meritor, Inc. (a)	212,867	4,214,767
Mueller Industries, Inc.	123,547	3,283,879
Proto Labs, Inc. (a)	61,350	6,900,035
Standex International Corp.	80,245	4,618,100
Titan International, Inc.	342,915	500,656
Wabash National Corp.	338,361	3,593,394
		71,753,716
See accompanying notes to financial statements.
90

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
MARINE — 0.4%
Matson, Inc.	275,623	$ 8,020,629
MEDIA — 0.6%
EW Scripps Co. Class A (b)	180,814	1,582,123
Gannett Co., Inc. (b)	880,995	1,215,773
Meredith Corp. (b)	258,117	3,755,602
Scholastic Corp.	194,201	5,814,378
		12,367,876
METALS & MINING — 1.5%
Arconic Corp. (a)	307,212	4,279,463
Century Aluminum Co. (a) (b)	314,939	2,245,515
Cleveland-Cliffs, Inc. (b)	1,123,053	6,199,253
Haynes International, Inc.	46,267	1,080,797
Kaiser Aluminum Corp.	38,202	2,812,431
Materion Corp.	57,236	3,519,442
Olympic Steel, Inc.	62,500	734,375
SunCoke Energy, Inc.	554,038	1,639,953
TimkenSteel Corp. (a)	273,363	1,063,382
Warrior Met Coal, Inc. (b)	332,814	5,122,007
		28,696,618
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.9%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	916,638	8,992,219
ARMOUR Residential REIT, Inc. (b)	256,434	2,407,915
Capstead Mortgage Corp. REIT	633,600	3,478,464
Invesco Mortgage Capital, Inc. REIT (b)	1,171,233	4,380,411
KKR Real Estate Finance Trust, Inc. REIT (b)	149,184	2,473,471
New York Mortgage Trust, Inc. REIT	2,414,400	6,301,584
Ready Capital Corp. REIT (b)	252,932	2,197,979
Redwood Trust, Inc. REIT	752,892	5,270,244
		35,502,287
MULTI-UTILITIES — 0.8%
Avista Corp.	432,188	15,727,321
MULTILINE RETAIL — 1.3%
Big Lots, Inc.	254,204	10,676,568
Macy's, Inc. (b)	1,987,066	13,671,014
		24,347,582
OIL, GAS & CONSUMABLE FUELS — 2.2%
Bonanza Creek Energy, Inc. (a)	118,724	1,759,490
See accompanying notes to financial statements.
91

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Callon Petroleum Co. (a)	1,257,862	$ 1,446,541
CONSOL Energy, Inc. (a) (b)	177,417	899,504
Denbury Resources, Inc. (a) (b)	3,377,290	932,470
Dorian LPG, Ltd. (a)	125,957	974,907
Green Plains, Inc. (a)	213,172	2,177,552
Gulfport Energy Corp. (a) (b)	945,879	1,031,008
Laredo Petroleum, Inc. (a)	61,766	856,077
Oasis Petroleum, Inc. (a) (b)	1,867,379	1,400,534
PDC Energy, Inc. (a)	299,831	3,729,898
QEP Resources, Inc.	863,848	1,114,364
Range Resources Corp.	1,368,102	7,702,414
Renewable Energy Group, Inc. (a)	250,082	6,197,032
REX American Resources Corp. (a)	17,594	1,220,496
SM Energy Co.	680,072	2,550,270
Southwestern Energy Co. (a) (b)	3,469,109	8,880,919
		42,873,476
PAPER & FOREST PRODUCTS — 1.1%
Boise Cascade Co.	251,061	9,442,404
Clearwater Paper Corp. (a)	108,138	3,907,026
Mercer International, Inc.	128,956	1,052,281
Neenah, Inc.	59,121	2,924,125
P.H. Glatfelter Co.	283,695	4,553,305
		21,879,141
PERSONAL PRODUCTS — 0.3%
USANA Health Sciences, Inc. (a)	78,027	5,729,523
PHARMACEUTICALS — 1.1%
AMAG Pharmaceuticals, Inc. (a) (b)	216,694	1,657,709
Amphastar Pharmaceuticals, Inc. (a) (b)	107,339	2,410,834
Endo International PLC (a)	1,317,129	4,517,753
Lannett Co., Inc. (a) (b)	218,034	1,582,927
Pacira BioSciences, Inc. (a) (b)	88,686	4,653,354
Phibro Animal Health Corp. Class A	128,632	3,379,163
Supernus Pharmaceuticals, Inc. (a)	146,703	3,484,196
		21,685,936
PROFESSIONAL SERVICES — 1.3%
Forrester Research, Inc. (a)	32,057	1,027,106
Heidrick & Struggles International, Inc.	127,328	2,752,832
Kelly Services, Inc. Class A	220,469	3,486,717
Korn Ferry	352,925	10,845,385
Resources Connection, Inc. (b)	196,060	2,346,838
See accompanying notes to financial statements.
92

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TrueBlue, Inc. (a)	231,274	$ 3,531,554
		23,990,432
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a) (b)	75,050	2,165,943
RE/MAX Holdings, Inc. Class A	35,449	1,114,162
Realogy Holdings Corp. (b)	738,757	5,474,189
		8,754,294
ROAD & RAIL — 0.5%
ArcBest Corp.	161,732	4,287,515
Heartland Express, Inc.	158,324	3,296,306
Marten Transport, Ltd.	106,443	2,678,106
		10,261,927
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Axcelis Technologies, Inc. (a)	101,825	2,835,826
CEVA, Inc. (a)	65,921	2,466,764
Cohu, Inc.	148,493	2,574,869
DSP Group, Inc. (a)	83,506	1,326,075
Kulicke & Soffa Industries, Inc.	204,584	4,261,485
MaxLinear, Inc. (a)	230,577	4,948,182
Onto Innovation, Inc. (a)	137,120	4,667,565
PDF Solutions, Inc. (a)	70,567	1,380,290
Photronics, Inc. (a)	416,943	4,640,575
Rambus, Inc. (a)	338,903	5,151,326
SMART Global Holdings, Inc. (a)	85,787	2,331,691
		36,584,648
SOFTWARE — 0.5%
Bottomline Technologies DE, Inc. (a)	103,503	5,254,847
Ebix, Inc. (b)	48,889	1,093,158
MicroStrategy, Inc. Class A (a)	21,806	2,579,432
		8,927,437
SPECIALTY RETAIL — 4.2%
Abercrombie & Fitch Co. Class A	394,468	4,197,139
America's Car-Mart, Inc. (a)	11,654	1,024,037
Asbury Automotive Group, Inc. (a)	61,119	4,726,332
Barnes & Noble Education, Inc. (a) (b)	264,813	423,701
Bed Bath & Beyond, Inc. (b)	810,320	8,589,392
Buckle, Inc. (b)	72,376	1,134,856
Caleres, Inc.	257,614	2,148,501
Cato Corp. Class A	129,578	1,059,948
See accompanying notes to financial statements.
93

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Chico's FAS, Inc. (b)	813,003	$ 1,121,944
Children's Place, Inc. (b)	93,147	3,485,561
Conn's, Inc. (a) (b)	130,743	1,319,197
Designer Brands, Inc. Class A (b)	347,800	2,354,606
Express, Inc. (a) (b)	460,872	709,743
GameStop Corp. Class A (a) (b)	430,981	1,870,457
Genesco, Inc. (a) (b)	89,361	1,935,559
Group 1 Automotive, Inc.	109,358	7,214,347
Guess?, Inc.	285,818	2,763,860
Haverty Furniture Cos., Inc.	113,572	1,817,152
Hibbett Sports, Inc. (a) (b)	49,751	1,041,786
Lumber Liquidators Holdings, Inc. (a)	181,667	2,517,905
MarineMax, Inc. (a)	137,425	3,076,946
Michaels Cos., Inc. (a) (b)	490,580	3,468,401
Monro, Inc.	95,384	5,240,397
Office Depot, Inc.	3,370,180	7,919,923
Shoe Carnival, Inc. (b)	55,191	1,615,440
Signet Jewelers, Ltd. (b)	335,118	3,441,662
Sonic Automotive, Inc. Class A (b)	154,241	4,921,830
		81,140,622
TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Capri Holdings, Ltd. (a)	959,026	14,989,576
Fossil Group, Inc. (a) (b)	318,506	1,481,053
G-III Apparel Group, Ltd. (a)	278,021	3,694,899
Kontoor Brands, Inc. (a) (b)	304,786	5,428,239
Movado Group, Inc.	112,454	1,219,001
Oxford Industries, Inc. (b)	107,384	4,725,970
Unifi, Inc. (a)	100,120	1,289,546
Vera Bradley, Inc. (a)	160,695	713,486
Wolverine World Wide, Inc.	520,863	12,401,748
		45,943,518
THRIFTS & MORTGAGE FINANCE — 1.3%
Axos Financial, Inc. (a)	110,982	2,450,483
Flagstar Bancorp, Inc.	94,697	2,786,933
HomeStreet, Inc.	149,832	3,687,365
Northfield Bancorp, Inc.	143,197	1,649,629
Northwest Bancshares, Inc.	759,665	7,767,575
Provident Financial Services, Inc.	384,038	5,549,349
TrustCo Bank Corp. NY	295,875	1,872,889
		25,764,223
See accompanying notes to financial statements.
94

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TOBACCO — 0.5%
Universal Corp.	156,464	$ 6,651,285
Vector Group, Ltd. (b)	276,190	2,778,471
		9,429,756
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Applied Industrial Technologies, Inc.	106,551	6,647,717
DXP Enterprises, Inc. (a)	107,941	2,149,105
Foundation Building Materials, Inc. (a)	57,569	898,652
GMS, Inc. (a)	123,972	3,048,472
NOW, Inc. (a)	699,945	6,040,525
Veritiv Corp. (a)	77,208	1,309,448
		20,093,919
WATER UTILITIES — 0.3%
California Water Service Group	102,520	4,890,204
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	132,012	6,506,872
Spok Holdings, Inc.	120,243	1,124,272
		7,631,144
TOTAL COMMON STOCKS (Cost $2,436,107,216)		1,912,493,785
PREFERRED STOCKS — 0.0% (d)
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
WESCO International, Inc. 10.63% (Cost $25)	1	27
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	7,125,758	7,128,608
State Street Navigator Securities Lending Portfolio II (g) (h)	113,878,420	113,878,420
TOTAL SHORT-TERM INVESTMENTS (Cost $121,007,028)		121,007,028
TOTAL INVESTMENTS — 106.1% (Cost $2,557,114,269)		2,033,500,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(116,695,146)
NET ASSETS — 100.0%		$ 1,916,805,694
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
See accompanying notes to financial statements.
95

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,912,493,785	$—	$ 0(a)	$1,912,493,785
Preferred Stocks	27	—	—	27
Short-Term Investments	121,007,028	—	—	121,007,028
TOTAL INVESTMENTS	$2,033,500,840	$—	$ 0	$2,033,500,840
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$121,468,740	$114,335,689	$(4,443)	$—	7,125,758	$ 7,128,608	$ 46,603
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,257,875	2,257,875	22,782,246	25,040,121	—	—	—	—	10,100
State Street Navigator Securities Lending Portfolio II	—	—	486,987,781	373,109,361	—	—	113,878,420	113,878,420	1,463,025
State Street Navigator Securities Lending Portfolio III	28,521,096	28,521,096	138,968,142	167,489,238	—	—	—	—	286,945
Total		$30,778,971	$770,206,909	$679,974,409	$(4,443)	$—		$121,007,028	$1,806,673
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,939,436,889	$ 898,204,288
Investments in affiliated issuers, at value	30,394,895	15,374,402
Total Investments	1,969,831,784	913,578,690
Cash	—	6,808,560
Receivable for investments sold	7,858,018	47,569
Dividends receivable — unaffiliated issuers	1,290,943	1,729,726
Dividends receivable — affiliated issuers	351	1,844
Securities lending income receivable — unaffiliated issuers	9,077	5,596
Securities lending income receivable — affiliated issuers	15,875	11,687
TOTAL ASSETS	1,979,006,048	922,183,672
LIABILITIES
Payable upon return of securities loaned	29,274,001	14,708,452
Payable for investments purchased	8,280,119	6,863,464
Payable for fund shares repurchased	750	4,867
Advisory fee payable	236,472	145,500
Trustees’ fees and expenses payable	787	701
Cash received in advance	—	6,807,460
TOTAL LIABILITIES	37,792,129	28,530,444
NET ASSETS	$1,941,213,919	$ 893,653,228
NET ASSETS CONSIST OF:
Paid-in Capital	$2,132,207,849	$1,337,766,028
Total distributable earnings (loss)	(190,993,930)	(444,112,800)
NET ASSETS	$1,941,213,919	$ 893,653,228
NET ASSET VALUE PER SHARE
Net asset value per share	$ 53.77	$ 42.66
Shares outstanding (unlimited amount authorized, $0.01 par value)	36,100,000	20,950,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,910,060,252	$1,156,900,338
Investments in affiliated issuers	30,394,866	15,374,402
Total cost of investments	$1,940,455,118	$1,172,274,740
* Includes investments in securities on loan, at value	$ 101,015,926	$ 43,533,240
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 996,839,712	$1,536,818,567	$1,912,493,812
Investments in affiliated issuers, at value	42,947,457	65,624,070	121,007,028
Total Investments	1,039,787,169	1,602,442,637	2,033,500,840
Cash	677,892	—	—
Receivable for investments sold	5,660,560	8,963,970	14,604,449
Receivable for fund shares sold	—	—	5,179
Dividends receivable — unaffiliated issuers	1,105,722	1,159,940	2,925,418
Dividends receivable — affiliated issuers	392	660	1,786
Securities lending income receivable — unaffiliated issuers	10,257	7,199	38,404
Securities lending income receivable — affiliated issuers	53,318	25,181	210,430
Receivable from Adviser	85,571	—	—
TOTAL ASSETS	1,047,380,881	1,612,599,587	2,051,286,506
LIABILITIES
Due to custodian	—	—	100,871
Payable upon return of securities loaned	41,606,556	63,902,222	113,878,420
Payable for investments purchased	7,371,298	7,148,059	20,257,420
Payable for fund shares repurchased	2,765	—	—
Advisory fee payable	126,178	189,701	243,016
Trustees’ fees and expenses payable	647	965	1,085
TOTAL LIABILITIES	49,107,444	71,240,947	134,480,812
NET ASSETS	$ 998,273,437	$1,541,358,640	$1,916,805,694
NET ASSETS CONSIST OF:
Paid-in Capital	$1,233,322,166	$2,033,804,332	$2,871,688,887
Total distributable earnings (loss)	(235,048,729)	(492,445,692)	(954,883,193)
NET ASSETS	$ 998,273,437	$1,541,358,640	$1,916,805,694
NET ASSET VALUE PER SHARE
Net asset value per share	$ 59.07	$ 56.77	$ 49.15
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,900,046	27,150,028	39,002,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,133,481,624	$1,628,097,415	$2,436,107,241
Investments in affiliated issuers	42,947,457	65,623,657	121,007,028
Total cost of investments	$1,176,429,081	$1,693,721,072	$2,557,114,269
* Includes investments in securities on loan, at value	$ 79,931,615	$ 128,282,652	$ 238,638,888
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 19,512,432	$ 31,119,252
Dividend income — affiliated issuers	21,203	28,400
Unaffiliated securities lending income	123,062	97,343
Affiliated securities lending income	140,079	336,828
Foreign taxes withheld	(8,831)	(7,330)
TOTAL INVESTMENT INCOME (LOSS)	19,787,945	31,574,493
EXPENSES
Advisory fee	2,487,556	2,076,746
Trustees’ fees and expenses	23,429	20,956
Miscellaneous expenses	1,081	2,515
TOTAL EXPENSES	2,512,066	2,100,217
NET INVESTMENT INCOME (LOSS)	$ 17,275,879	$ 29,474,276
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(80,837,738)	(94,879,227)
Investments — affiliated issuers	1,327	(1,754)
In-kind redemptions — unaffiliated issuers	277,358,458	183,750,449
Net realized gain (loss)	196,522,047	88,869,468
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(148,739,283)	(307,801,106)
Investment — affiliated issuers	29	—
Net change in unrealized appreciation/depreciation	(148,739,254)	(307,801,106)
NET REALIZED AND UNREALIZED GAIN (LOSS)	47,782,793	(218,931,638)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 65,058,672	$(189,457,362)
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 17,410,599	$ 19,916,399	$ 44,360,931
Dividend income — affiliated issuers	16,140	40,220	56,703
Unaffiliated securities lending income	145,665	185,206	307,932
Affiliated securities lending income	634,836	492,618	1,749,970
Foreign taxes withheld	(13,126)	(10,417)	(38,248)
TOTAL INVESTMENT INCOME (LOSS)	18,194,114	20,624,026	46,437,288
EXPENSES
Advisory fee	1,785,376	2,665,911	3,209,839
Trustees’ fees and expenses	17,930	26,800	31,550
Miscellaneous expenses	924	1,555	1,477
TOTAL EXPENSES	1,804,230	2,694,266	3,242,866
Expenses waived/reimbursed by the Adviser	(460,531)	—	—
NET EXPENSES	1,343,699	2,694,266	3,242,866
NET INVESTMENT INCOME (LOSS)	$ 16,850,415	$ 17,929,760	$ 43,194,422
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(76,625,544)	(134,462,896)	(219,326,007)
Investments — affiliated issuers	(609)	620	(4,443)
In-kind redemptions — unaffiliated issuers	126,844,694	201,429,295	367,475,794
Net realized gain (loss)	50,218,541	66,967,019	148,145,344
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(201,461,174)	(208,489,588)	(548,891,628)
Investment — affiliated issuers	—	413	—
Net change in unrealized appreciation/depreciation	(201,461,174)	(208,489,175)	(548,891,628)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(151,242,633)	(141,522,156)	(400,746,284)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(134,392,218)	$(123,592,396)	$(357,551,862)
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,275,879	$ 17,191,170
Net realized gain (loss)	196,522,047	(67,711,988)
Net change in unrealized appreciation/depreciation	(148,739,254)	91,294,224
Net increase (decrease) in net assets resulting from operations	65,058,672	40,773,406
Net equalization credits and charges	(89,722)	508,062
Distributions to shareholders	(19,116,856)	(18,732,749)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,373,597,627	801,796,249
Cost of shares redeemed	(1,159,055,129)	(338,806,856)
Net income equalization	89,722	(508,062)
Net increase (decrease) in net assets from beneficial interest transactions	214,632,220	462,481,331
Net increase (decrease) in net assets during the period	260,484,314	485,030,050
Net assets at beginning of period	1,680,729,605	1,195,699,555
NET ASSETS AT END OF PERIOD	$ 1,941,213,919	$1,680,729,605
SHARES OF BENEFICIAL INTEREST:
Shares sold	26,400,000	15,500,000
Shares redeemed	(21,300,000)	(6,650,000)
Net increase (decrease) from share transactions	5,100,000	8,850,000
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,474,276	$ 21,025,145
Net realized gain (loss)	88,869,468	(25,953,873)
Net change in unrealized appreciation/depreciation	(307,801,106)	21,467,338
Net increase (decrease) in net assets resulting from operations	(189,457,362)	16,538,610
Net equalization credits and charges	60,332	1,394,251
Distributions to shareholders	(31,367,693)	(23,464,052)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,662,533,782	1,202,896,277
Cost of shares redeemed	(2,039,580,941)	(471,630,294)
Net income equalization	(60,332)	(1,394,251)
Net increase (decrease) in net assets from beneficial interest transactions	(377,107,491)	729,871,732
Net increase (decrease) in net assets during the period	(597,872,214)	724,340,541
Net assets at beginning of period	1,491,525,442	767,184,901
NET ASSETS AT END OF PERIOD	$ 893,653,228	$1,491,525,442
SHARES OF BENEFICIAL INTEREST:
Shares sold	34,200,000	24,300,000
Shares redeemed	(42,300,000)	(10,000,000)
Net increase (decrease) from share transactions	(8,100,000)	14,300,000
See accompanying notes to financial statements.
102

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,850,415	$ 16,265,630
Net realized gain (loss)	50,218,541	43,581,465
Net change in unrealized appreciation/depreciation	(201,461,174)	(100,199,169)
Net increase (decrease) in net assets resulting from operations	(134,392,218)	(40,352,074)
Net equalization credits and charges	(338,642)	209,780
Distributions to shareholders	(18,340,619)	(16,957,245)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	266,074,934	465,446,126
Cost of shares redeemed	(403,995,530)	(163,049,691)
Net income equalization	338,642	(209,780)
Net increase (decrease) in net assets from beneficial interest transactions	(137,581,954)	302,186,655
Net increase (decrease) in net assets during the period	(290,653,433)	245,087,116
Net assets at beginning of period	1,288,926,870	1,043,839,754
NET ASSETS AT END OF PERIOD	$ 998,273,437	$1,288,926,870
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,275,000	6,900,000
Shares redeemed	(6,425,000)	(2,300,000)
Net increase (decrease) from share transactions	(2,150,000)	4,600,000
See accompanying notes to financial statements.
103

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,929,760	$ 19,663,932
Net realized gain (loss)	66,967,019	54,313,278
Net change in unrealized appreciation/depreciation	(208,489,175)	(156,461,419)
Net increase (decrease) in net assets resulting from operations	(123,592,396)	(82,484,209)
Net equalization credits and charges	(641,021)	327,271
Distributions to shareholders	(19,559,984)	(20,898,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	835,292,995	1,351,117,383
Cost of shares redeemed	(1,125,960,485)	(1,262,525,039)
Net income equalization	641,021	(327,271)
Net increase (decrease) in net assets from beneficial interest transactions	(290,026,469)	88,265,073
Net increase (decrease) in net assets during the period	(433,819,870)	(14,790,558)
Net assets at beginning of period	1,975,178,510	1,989,969,068
NET ASSETS AT END OF PERIOD	$ 1,541,358,640	$ 1,975,178,510
SHARES OF BENEFICIAL INTEREST:
Shares sold	13,650,000	22,000,000
Shares redeemed	(18,900,000)	(21,100,000)
Net increase (decrease) from share transactions	(5,250,000)	900,000
See accompanying notes to financial statements.
104

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,194,422	$ 33,273,908
Net realized gain (loss)	148,145,344	(75,206,715)
Net change in unrealized appreciation/depreciation	(548,891,628)	(93,732,167)
Net increase (decrease) in net assets resulting from operations	(357,551,862)	(135,664,974)
Net equalization credits and charges	(509,705)	1,758,643
Distributions to shareholders	(42,860,373)	(36,135,663)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,595,265,548	1,413,969,049
Cost of shares redeemed	(1,411,847,631)	(620,318,111)
Net income equalization	509,705	(1,758,643)
Net increase (decrease) in net assets from beneficial interest transactions	183,927,622	791,892,295
Net increase (decrease) in net assets during the period	(216,994,318)	621,850,301
Net assets at beginning of period	2,133,800,012	1,511,949,711
NET ASSETS AT END OF PERIOD	$ 1,916,805,694	$2,133,800,012
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,100,000	23,050,000
Shares redeemed	(23,250,000)	(10,550,000)
Net increase (decrease) from share transactions	3,850,000	12,500,000
See accompanying notes to financial statements.
105

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 54.22	$ 53.98	$ 47.77	$ 41.10	$ 41.68
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.65	0.56	0.51	0.45
Net realized and unrealized gain (loss) (c)	(0.38)	0.26	6.74	6.72	(0.06)
Total from investment operations	0.17	0.91	7.30	7.23	0.39
Net equalization credits and charges (b)	(0.00)(d)	0.02	0.06	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.62)	(0.69)	(0.59)	(0.58)	(0.49)
Net realized gains	—	—	(0.56)	—	(0.49)
Total distributions	(0.62)	(0.69)	(1.15)	(0.58)	(0.98)
Net asset value, end of period	$ 53.77	$ 54.22	$ 53.98	$ 47.77	$ 41.10
Total return (e)	0.35%	1.79%	15.51%	17.74%	1.07%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,941,214	$1,680,730	$1,195,700	$573,287	$345,259
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.04%	1.24%	1.08%	1.14%	1.13%
Portfolio turnover rate (f)	45%	38%	50%	54%	55%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation. Total returns for periods of less than one year if any, are not annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 51.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85
Income (loss) from investment operations:
Net investment income (loss) (b)	1.02	0.93	0.96	0.80	0.80
Net realized and unrealized gain (loss) (c)	(8.59)	(0.69)	4.18	6.72	(0.51)
Total from investment operations	(7.57)	0.24	5.14	7.52	0.29
Net equalization credits and charges (b)	0.00(d)	0.06	0.10	0.03	0.06
Distributions to shareholders from:
Net investment income	(1.11)	(0.97)	(0.95)	(0.88)	(0.81)
Net realized gains	—	—	(0.42)	—	(0.92)
Total distributions	(1.11)	(0.97)	(1.37)	(0.88)	(1.73)
Net asset value, end of period	$ 42.66	$ 51.34	$ 52.01	$ 48.14	$ 41.47
Total return (e)	(14.85)%	0.68%	10.98%	18.31%	1.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$893,653	$1,491,525	$767,185	$346,625	$207,342
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.13%	1.83%	1.90%	1.73%	2.02%
Portfolio turnover rate (f)	45%	35%	45%	51%	40%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation. Total returns for periods of less than one year if any, are not annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 67.66	$ 72.24	$ 61.60	$ 52.17	$ 54.13
Income (loss) from investment operations:
Net investment income (loss) (b)	0.91	0.94	0.87	0.79	0.73
Net realized and unrealized gain (loss) (c)	(8.47)	(4.55)	11.52	10.80	(0.89)
Total from investment operations	(7.56)	(3.61)	12.39	11.59	(0.16)
Net equalization credits and charges (b)	(0.02)	0.01	0.01	0.02	0.02
Distributions to shareholders from:
Net investment income	(1.01)	(0.98)	(0.89)	(0.77)	(0.74)
Net realized gains	—	—	(0.87)	(1.41)	(1.08)
Total distributions	(1.01)	(0.98)	(1.76)	(2.18)	(1.82)
Net asset value, end of period	$ 59.07	$ 67.66	$ 72.24	$ 61.60	$ 52.17
Total return (d)	(11.26)%	(4.95)%	20.38%	22.35%	(0.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$998,273	$1,288,927	$1,043,840	$751,493	$443,392
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net expenses	0.11%	—%	—%	—%	—%
Net investment income (loss)	1.42%	1.37%	1.30%	1.33%	1.44%
Portfolio turnover rate (e)	15%	11%	14%	22%	25%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation. Total returns for periods of less than one year if any, are not annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 60.96	$ 63.17	$ 54.12	$ 44.56	$ 47.46
Income (loss) from investment operations:
Net investment income (loss) (b)	0.59	0.61	0.55	0.55	0.57
Net realized and unrealized gain (loss) (c)	(4.10)	(2.20)	11.19	9.53	(0.99)
Total from investment operations	(3.51)	(1.59)	11.74	10.08	(0.42)
Net equalization credits and charges (b)	(0.02)	0.01	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.66)	(0.63)	(0.60)	(0.54)	(0.60)
Net realized gains	—	—	(2.11)	—	(1.90)
Total distributions	(0.66)	(0.63)	(2.71)	(0.54)	(2.50)
Net asset value, end of period	$ 56.77	$ 60.96	$ 63.17	$ 54.12	$ 44.56
Total return (d)	(5.80)%	(2.47)%	22.28%	22.75%	(0.73)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,541,359	$1,975,179	$1,989,969	$1,298,877	$686,130
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.01%	0.99%	0.95%	1.08%	1.29%
Portfolio turnover rate (e)	50%	37%	44%	59%	57%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation. Total returns for periods of less than one year if any, are not annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
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SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 60.70	$ 66.75	$ 59.60	$ 50.13	$ 53.04
Income (loss) from investment operations:
Net investment income (loss) (b)	1.13	1.10	1.04	0.93	0.79
Net realized and unrealized gain (loss) (c)	(11.53)	(6.06)	9.55	9.89	(0.72)
Total from investment operations	(10.40)	(4.96)	10.590	10.82	0.07
Net equalization credits and charges (b)	(0.01)	0.06	0.07	0.05	0.03
Distributions to shareholders from:
Net investment income	(1.14)	(1.15)	(1.05)	(0.91)	(0.79)
Net realized gains	—	—	(2.46)	(0.49)	(2.22)
Total distributions	(1.14)	(1.15)	(3.51)	(1.40)	(3.01)
Net asset value, end of period	$ 49.15	$ 60.70	$ 66.75	$ 59.60	$ 50.13
Total return (d)	(17.29)%	(7.30)%	18.25%	21.76%	0.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,916,806	$2,133,800	$1,511,950	$1,001,379	$501,368
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.02%	1.76%	1.65%	1.61%	1.63%
Portfolio turnover rate (e)	51%	34%	42%	53%	48%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation. Total returns for periods of less than one year if any, are not annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
111

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
114

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following Funds utilized equalization during the period ended June 30, 2020:
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15 (1)
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
(1)	Beginning January 24, 2020 (the “Effective Date”) SSGA FM ( the Adviser), has voluntarily agreed to waive a portion its management fee so that the total annual Fund operating expenses of the Fund do not exceed 0.05% of its average daily net assets. The Adviser may, in its sole discretion, discontinue this voluntary waiver at any time without any prior notice.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
116

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$ 754,364,710	$ 753,215,125
SPDR S&P 400 Mid Cap Value ETF	622,904,719	611,842,839
SPDR S&P 600 Small Cap ETF	194,759,444	180,341,309
SPDR S&P 600 Small Cap Growth ETF	895,257,790	890,851,622
SPDR S&P 600 Small Cap Value ETF	1,122,389,243	1,082,615,974
117

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$1,348,694,285	$1,134,289,601	$277,358,458
SPDR S&P 400 Mid Cap Value ETF	1,630,778,790	2,011,075,151	183,750,449
SPDR S&P 600 Small Cap ETF	247,217,409	387,356,134	126,844,694
SPDR S&P 600 Small Cap Growth ETF	816,856,303	1,112,652,603	201,429,295
SPDR S&P 600 Small Cap Value ETF	1,554,587,280	1,369,010,818	367,475,794
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, distributions in excess of current earnings and wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$19,116,856	$—	$19,116,856
SPDR S&P 400 Mid Cap Value ETF	31,367,693	—	31,367,693
SPDR S&P 600 Small Cap ETF	18,340,619	—	18,340,619
SPDR S&P 600 Small Cap Growth ETF	19,559,984	—	19,559,984
SPDR S&P 600 Small Cap Value ETF	42,860,373	—	42,860,373
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P 400 Mid Cap Growth ETF	$ 18,732,749	$ —	$ 18,732,749
SPDR S&P 400 Mid Cap Value ETF	23,464,052	—	23,464,052
SPDR S&P 600 Small Cap ETF	16,957,245	—	16,957,245
SPDR S&P 600 Small Cap Growth ETF	20,898,693	—	20,898,693
SPDR S&P 600 Small Cap Value ETF	36,135,663	—	36,135,663
119

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P 400 Mid Cap Growth ETF	$ —	$(218,955,209)	$—	$ 27,961,279	$—	$(190,993,930)
SPDR S&P 400 Mid Cap Value ETF	—	(183,264,443)	—	(260,848,357)	—	(444,112,800)
SPDR S&P 600 Small Cap ETF	—	(96,052,705)	—	(138,996,024)	—	(235,048,729)
SPDR S&P 600 Small Cap Growth ETF	—	(399,712,064)	—	(92,733,628)	—	(492,445,692)
SPDR S&P 600 Small Cap Value ETF	334,049	(421,367,892)	—	(533,849,350)	—	(954,883,193)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR S&P 400 Mid Cap Growth ETF	$127,095,670	$ 91,859,539
SPDR S&P 400 Mid Cap Value ETF	81,426,874	101,837,569
SPDR S&P 600 Small Cap ETF	21,283,662	74,769,043
SPDR S&P 600 Small Cap Growth ETF	268,694,233	131,017,831
SPDR S&P 600 Small Cap Value ETF	180,598,372	240,769,520
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,941,870,505	$180,354,834	$152,393,555	$ 27,961,279
SPDR S&P 400 Mid Cap Value ETF	1,174,427,047	12,220,704	273,069,061	(260,848,357)
SPDR S&P 600 Small Cap ETF	1,178,783,193	118,422,079	257,418,103	(138,996,024)
SPDR S&P 600 Small Cap Growth ETF	1,695,176,265	144,505,246	237,238,874	(92,733,628)
SPDR S&P 600 Small Cap Value ETF	2,567,350,856	109,753,073	643,603,089	(533,850,016)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 101,015,926	$ 29,274,001	$ 74,016,472	$ 103,290,473
SPDR S&P 400 Mid Cap Value ETF	43,533,240	14,708,452	29,767,036	44,475,488
SPDR S&P 600 Small Cap ETF	79,931,615	41,606,556	39,666,349	81,272,905
SPDR S&P 600 Small Cap Growth ETF	128,282,652	63,902,222	65,854,275	129,756,497
SPDR S&P 600 Small Cap Value ETF	238,638,888	113,878,420	130,895,170	244,773,590
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$ 29,274,001	$—	$—	$—	$ 29,274,001	$ 29,274,001
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	14,708,452	—	—	—	14,708,452	14,708,452
SPDR S&P 600 Small Cap ETF	Common Stocks	41,606,556	—	—	—	41,606,556	41,606,556
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	63,902,222	—	—	—	63,902,222	63,902,222
SPDR S&P 600 Small Cap Value ETF	Common Stocks	113,878,420	—	—	—	113,878,420	113,878,420
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
123

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR S&P 400 Mid Cap Growth ETF, SPDR S&P 400 Mid Cap Value ETF, SPDR S&P 600 Small Cap ETF, SPDR S&P 600 Small Cap Growth ETF and SPDR S&P 600 Small Cap Value ETF (collectively referred to as the “Funds”) (five of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (five of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
124

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
125

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
126

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.11%
Actual:
Ending Account Value	$ 946.80	$ 790.10	$ 822.10
Expenses Paid During Period(a)	0.73	0.67	0.50
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10	1,024.30
Expenses Paid During Period(a)	0.75	0.75	0.55
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$ 884.10	$ 756.60
Expenses Paid During Period(a)	0.70	0.66
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.10
Expenses Paid During Period(a)	0.75	0.75
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
127

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
128

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
129

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
130

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
131

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
132

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
133

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
134

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

135

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
136

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
137

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
138

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDR46AR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SPDR Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF)
SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF)
SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over approximately 24 separate industry groups.
The S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index, which is distinct from the large-cap S&P 500®, measures the performance of mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.
The S&P® Small Cap 600® IndexSM measures the performance of the small-capitalization sector in the U.S. equity market. The Index is float-adjusted and market capitalization weighted.
The S&P Composite 1500® Index is designed to measure the performance of the large-, mid-, and small-capitalization segments of the U.S. equity market. The Index consists of those stocks included in the S&P 500® Index, the S&P MidCap 400® IndexTM, and the S&P SmallCap 600® IndexSM. Each underlying index includes common stocks, listed on certain U.S. securities exchanges, that meet specific market capitalization requirements. The Index is float-adjusted market capitalization weighted. Index constituents are added and removed on an as-needed basis.
The S&P 500 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity market. The Index is market capitalization weighted.
The S&P® 500 High Dividend Index is designed to measure the performance of the top 80 high dividend-yielding companies within the S&P 500® Index, based on dividend yield.
The S&P 500 Value Index measures the performance of the large-capitalization value segment in the U.S. equity market. The Index consists of those stocks in the S&P 500 Index exhibiting the strongest value characteristics based on: (i) book value to price ratio; (ii) earnings to price ratio; and (iii) sales to price ratio.
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 500 ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P 500 Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 7.26%, and the Index was 7.38%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses along with cash drag from the dividend distributions between ex-date and pay date contributed to the difference between the Fund’s performance and that of the Index.
The Index swung mildly back and forth during the third quarter of 2019 resulting in a pedestrian return of +1.39% for the Reporting Period. The market swings mirrored the back and forth between U.S. and China on the trade war front. An apparent truce coming out of the G20 Summit in Japan was followed by President Trump applying new tariffs to Chinese goods. In reaction to this, China devalued the Yuan causing the market gains from July to evaporate in August. Another factor at play was the continued strong numbers on the job front and the corresponding concern of the impact on future inflation and Federal Reserve reactions. Comments by Chairman Powell were able to put the market at ease. It also didn’t take long for trade relations to improve again the following month as the Index made its way into positive territory again for the three month period.
The final quarter of 2019 was anything but tepid as the U.S. equity market had a very strong performance resulting in a return of +9.12%. Optimism abound for a Phase 1 trade deal between the U.S. and China and a possible agreement by China to purchase U.S. agricultural products and this helped the quarter get off to a strong start. Stronger than expected employment numbers added fuel to the fire. By quarter’s end, the optimism on the trade talks came to fruition and was further bolstered by tighter protections on U.S. intellectual property and a promise to cut tariffs on $120 billion of Chinese imports. As a result, the Index advanced rather steadily throughout the Reporting Period.
After a somewhat uneventful January, the economy was brought to a grinding halt as the COVID-19 pandemic hit with a vengeance causing government imposed lockdowns globally. No part of the investment world was spared. LIBOR saw its biggest move since the Global Financial Crisis, the 10 year Treasury slid below 1% for the first time in history (and didn’t stop there), and the S&P 500 Index saw its 3rd worst single day return ever only being eclipsed during the Great Depression and Black Monday in 1987. The VIX also soared to its all time high. As if the quick onset of the pandemic wasn’t enough, a breakdown in OPEC discussions led to a massive price war between Saudi Arabia and Russia causing oil prices to plunge to their lowest levels in over 20 years. Market wide circuit breakers on the New York Stock Exchange were triggered several times in March as stock prices fell rapidly. When the carnage was over, the Index ended up falling by a staggering –19.48% by the end of March. This prompted large scale fiscal and monetary stimulus which spared the market from falling further and would kick start a remarkable turnaround in equity prices during the subsequent three month period.
Massive broad-based fiscal stimulus made its way through Congress in record time to support individuals and business impacted by the lockdowns. All told these aid packages amounted to over $9 trillion globally. Central Banks joined the fray with some stimulus of their own by introducing a variety of liquidity and asset purchasing programs. They also committed to zero or near zero interest rate levels for the foreseeable future. These measures helped to stabilize the credit markets. When all was said and done the S&P 500 Index had shot up +12.82% in April almost offsetting the significant losses realized in the previous month and the Index continued this upward path for the remainder of the quarter. This was in spite of the fact that the U.S. shed a mind-blowing 20+ million jobs during April, there were historic declines realized in sectors like retail and housing, the pandemic wasn’t going anywhere soon, and a softening in the lockdowns led many to fear a second wave. In the end, the equity market as measured by the S&P 500 finished with a +20.54% return for the last quarter of the fiscal year.
The Fund used Index equity futures contracts in order to gain exposure to the market for the cash and cash equivalents within the Fund during the Reporting Period. The Fund’s use of these futures contracts did not result in any tracking error between the Fund and the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon, Apple, and Microsoft.. The top negative contributors to the Fund’s performance during the Reporting Period were Berkshire Hathaway, Boeing, and ExxonMobil.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 500 ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Index(2)
ONE YEAR	7.26%	7.12%	7.38%	7.26%	7.12%	7.38%
FIVE YEARS	64.92%	64.74%	65.40%	10.52%	10.50%	10.59%
TEN YEARS	266.66%	266.24%	270.72%	13.87%	13.86%	14.00%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Large Cap Index to the S&P 500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 1000 Index to the SSGA Large Cap Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Total Stock Market Index to the Russell 1000 Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through January 24, 2020 and the S&P 500 Index from January 24, 2020 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 500 ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 500 ETF (Formerly, SPDR Portfolio Large Cap ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp.	6.0%
Apple, Inc.	5.8
Amazon.com, Inc.	4.5
Facebook, Inc. Class A	2.1
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Johnson & Johnson	1.4
Berkshire Hathaway, Inc. Class B	1.3
Visa, Inc. Class A	1.3
Procter & Gamble Co.	1.2
TOTAL	26.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

		% of Net Assets
	Information Technology	27.4%
	Health Care	14.6
	Consumer Discretionary	10.9
	Communication Services	10.8
	Financials	10.1
	Industrials	8.0
	Consumer Staples	7.0
	Utilities	3.0
	Real Estate	2.8
	Energy	2.8
	Materials	2.5
	Short-Term Investments	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 400 Mid Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 400 Mid Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of mid- to small-capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P MidCap 400 Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –6.53%, and the Index was –6.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, Fund fell for the quarter –0.12%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 7.40%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This, combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –29.75%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the S&P Mid Cap ETF increased for the quarter 24.03%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Etsy, Inc., Domino’s Pizza and West Pharmaceutical Services. The top negative contributors to the Fund’s performance during the Reporting Period were National Retail Properties, Alleghany Corporation and Reinsurance Group of America.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 400 Mid Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)	Net Asset Value(1)	Market Value(1)	S&P MidCap 400 Index(2)
ONE YEAR	– 6.53%	– 6.58%	– 6.47%	– 6.53%	– 6.58%	– 6.47%
FIVE YEARS	22.77%	22.70%	23.07%	4.19%	4.18%	4.24%
TEN YEARS	182.75%	182.76%	186.49%	10.95%	10.95%	11.10%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the S&P 1000 Index to the S&P Mid Cap 400 Index. Effective August 31, 2016, the Fund changed its benchmark index from the Russell Small Cap Completeness Index to the S&P 1000 Index. Effective July 13, 2013, the Fund changed its benchmark from the Dow Jones U.S. Mid-Cap Total Stock Market Index to the Russell Small Cap Completeness Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through January 24, 2020 and the S&P Mid Cap 400 Index from January 24, 2020 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 400 Mid Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 400 Mid Cap ETF (Formerly, SPDR Portfolio Mid Cap ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Teradyne, Inc.	0.9%
Etsy, Inc.	0.8
FactSet Research Systems, Inc.	0.8
Fair Isaac Corp.	0.8
Catalent, Inc.	0.7
Masimo Corp.	0.7
Pool Corp.	0.7
Trimble, Inc.	0.7
Molina Healthcare, Inc.	0.7
Cognex Corp.	0.6
TOTAL	7.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	16.5%
Industrials	16.0
Financials	15.0
Consumer Discretionary	14.4
Health Care	11.1
Real Estate	9.9
Materials	6.0
Utilities	4.2
Consumer Staples	3.8
Communication Services	1.8
Energy	1.4
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio S&P 600 Small Cap ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 600 Small Cap ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities. The Fund’s benchmark is the S&P SmallCap 600 Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –11.78%, and the Index was –11.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund fell for the quarter –1.75%.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on the news for the quarter 9.39%.
COVID-19 concerns and a breakdown in OPEC negotiations started off the first quarter of 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This, combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –32.74%.
COVID -19 was the headline during the second quarter of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the ETF increased for the quarter 22.05%.
The Fund used Russell 2000 E-mini CME in order to equitize cash receivables during the Reporting Period. The Fund’s use of CFTC approved index futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wingstop, Inc., Stamps.com, Inc. and Emergent BioSolutions, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Invesco Mortgage Capital, Inc., New York Mortgage Trust, Inc., and Redwood Trust, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Portfolio S&P 600 Small Cap ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1),(2)	Market Value(1),(2)	S&P SmallCap 600 Index(3)	Net Asset Value(1),(2)	Market Value(1),(2)	S&P SmallCap 600 Index(3)
ONE YEAR	– 11.78%	– 11.79%	– 11.73%	– 11.78%	– 11.79%	– 11.73%
FIVE YEARS	17.68%	17.46%	17.50%	3.31%	3.27%	3.28%
SINCE INCEPTION(2)	49.91%	49.79%	49.81%	5.97%	5.96%	5.96%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed its benchmark index from the SSGA Small Cap Index to the S&P SmallCap 600 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 2000 Index to the SSGA Small Cap Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different indices for periods prior to January 24, 2020.
(2)	For the period July 8, 2013 (inception date) to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/8/13, 7/9/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
(3)	Index returns represent the Fund’s prior benchmark indices from July 8, 2013 through January 24, 2020 and the S&P SmallCap 600 Index from January 24, 2020 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 600 Small Cap ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.05%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Portfolio S&P 600 Small Cap ETF (Formerly, SPDR Portfolio Small Cap ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Exponent, Inc.	0.7%
Wingstop, Inc.	0.6
Neogen Corp.	0.6
Momenta Pharmaceuticals, Inc.	0.6
Agree Realty Corp. REIT	0.6
Power Integrations, Inc.	0.6
Emergent BioSolutions, Inc.	0.5
NeoGenomics, Inc.	0.5
Fox Factory Holding Corp.	0.5
Lithia Motors, Inc. Class A	0.5
TOTAL	5.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Industrials	17.9%
Financials	15.1
Consumer Discretionary	14.8
Information Technology	14.0
Health Care	13.2
Real Estate	8.3
Materials	4.9
Consumer Staples	3.7
Energy	3.0
Communication Services	2.7
Utilities	2.2
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 1500 Composite Stock Market ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks a broad universe of exchange traded U.S. equity securities. The Fund’s benchmark is S&P Composite 1500 Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 5.76%, and the Index was 5.94%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began with favorable momentum due to the US/China trade truce at the G20 Summit in Japan, dovish comments from the US Federal Reserve chairman, and earnings beats. However, the reemergence of a trade war between the US and China and a strong jobs report reducing the likelihood of an interest-rate cut dampened returns. Interest-rate sensitive and defensive stocks led performance for the quarter. US equities made upward progress in the fourth quarter, with a better-than-expected jobs report amidst mixed global economic data. By the first quarter of 2020, news of the novel coronavirus shutting down parts of Asia and spreading through Europe weighed on returns, resulting in the WHO declaring a global pandemic. US equities experienced a strong downturn and the economy saw a marked increase in jobless claims. All sectors posted negative returns for the quarter, with small cap stocks underperforming large cap. The market rebounded in the second quarter, as the unprecedented fiscal and monetary policy enacted to support the economy during the COVID-19 crisis took effect and the unemployment rate declined. Consumer discretionary and information technology led the recovery, which contributed to the Fund’s performance.
The Fund used index futures in order to replicate the index during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were L3Harris Technologies, Meridian Bioscience, and Dow. The top negative contributors to the Fund’s performance during the Reporting Period were State Street, Apple, and Microsoft.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)	Net Asset Value(1)	Market Value(1)	S&P Composite 1500 Index(2)
ONE YEAR	5.76%	5.69%	5.94%	5.76%	5.69%	5.94%
FIVE YEARS	61.10%	60.87%	61.14%	10.01%	9.98%	10.01%
TEN YEARS	257.36%	257.15%	262.12%	13.58%	13.58%	13.73%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective January 24, 2020, the Fund changed it's benchmark index from the SSGA Total Stock Market Index to the S&P Composite 1500 Index. Effective November 16, 2017, the Fund changed its benchmark index from the Russell 3000 Index to the SSGA Total Stock Market Index. Effective July 9, 2013, the Fund changed its benchmark index from the Dow Jones U.S. Total Stock Market Index to the Russell 3000 Index. The Fund’s performance is based on the Fund’s prior investment strategy to track different benchmark indices for periods prior to January 24, 2020.
(2)	Index returns represent the Fund’s prior benchmark indices from June 30, 2010 through January 24, 2020 and the S&P Composite 1500 Index from January 24, 2020 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 1500 Composite Stock Market ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.03%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR Portfolio S&P 1500 Composite Stock Market ETF (Formerly, SPDR Portfolio Total Stock Market ETF)
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp.	5.5%
Apple, Inc.	5.3
Amazon.com, Inc.	4.2
Facebook, Inc. Class A	2.0
Alphabet, Inc. Class A	1.5
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.3
Berkshire Hathaway, Inc. Class B	1.3
Visa, Inc. Class A	1.2
Procter & Gamble Co.	1.1
TOTAL	24.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	26.5%
Health Care	14.3
Consumer Discretionary	11.1
Financials	10.5
Communication Services	10.1
Industrials	8.7
Consumer Staples	6.7
Real Estate	3.3
Utilities	3.1
Materials	2.8
Energy	2.7
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 GROWTH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics. The Fund’s benchmark is the S&P 500 Growth Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 17.67%, and the Index was 17.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, S&P 500 Growth ETF climbed .72% for the quarter.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. S&P 500 Growth ETF rose on the news for the quarter 8.29%.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the S&P 500 Growth ETF falling for the quarter –14.51%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the S&P 500 Growth ETF increased for the quarter 26.19%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Apple Inc., and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Boeing Company, Cisco Systems, Inc., and JPMorgan Chase & Co..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR Portfolio S&P 500 Growth ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Growth Index(2)
ONE YEAR	17.67%	17.64%	17.75%	17.67%	17.64%	17.75%
FIVE YEARS	96.84%	96.60%	97.89%	14.50%	14.48%	14.63%
TEN YEARS	362.65%	362.47%	370.23%	16.55%	16.55%	16.74%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large Cap Growth Total Stock Market Index to the S&P 500 Growth Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2010 through December 16, 2010 and the S&P 500 Growth Index from December 17, 2010 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 500 Growth ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp.	10.1%
Apple, Inc.	9.8
Amazon.com, Inc.	7.6
Facebook, Inc. Class A	3.6
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.7
Visa, Inc. Class A	2.1
Mastercard, Inc. Class A	1.7
NVIDIA Corp.	1.5
Adobe, Inc.	1.4
TOTAL	43.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

		% of Net Assets
	Information Technology	40.3%
	Consumer Discretionary	14.6
	Communication Services	12.6
	Health Care	10.5
	Industrials	7.0
	Financials	4.4
	Consumer Staples	4.4
	Real Estate	2.6
	Materials	2.2
	Energy	0.7
	Utilities	0.6
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR Portfolio S&P 500 High Dividend ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 High Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have high dividend yields. The Fund’s benchmark is S&P 500 High Dividend Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –22.55%, and the Index was –22.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unphased by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
Securities with higher dividend yields, which share characteristics with so-called value securities, did not fare well on a relative basis during the Reporting Period. In particular, in both the decline and recovery after the COVID-19 downturn began in mid-February, value securities underperformed.
During the first half of the Reporting Period, the Fund recorded gains, but those gains were approximately 4.5% less than those of the standard S&P 500 Index. By the end of the first quarter of 2020, however, those gains had turned to losses, and the Fund’s losses were more than 21% worse than the S&P 500’s. By the end of June, the S&P 500 had returned to positive territory for the year-long Reporting Period, but the Fund was still down for the year-long period, with returns approximately 30% lower than the S&P 500’s.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kraft Heinz Company, Broadcom Inc., and AbbVie, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Apache Corporation, Macy's Inc, and Coty Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR Portfolio S&P 500 High Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 High Dividend Index	Net Asset Value	Market Value	S&P 500 High Dividend Index
ONE YEAR	– 22.55%	– 22.59%	– 22.56%	– 22.55%	– 22.59%	– 22.56%
SINCE INCEPTION(1)	16.26%	16.17%	16.70%	3.26%	3.24%	3.35%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	For the period October 21, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/21/15, 10/22/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR Portfolio S&P 500 High Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Gilead Sciences, Inc.	2.6%
AbbVie, Inc.	2.5
General Mills, Inc.	2.4
Crown Castle International Corp. REIT	2.4
Digital Realty Trust, Inc. REIT	2.3
Kraft Heinz Co.	2.2
Broadcom, Inc.	2.1
Amcor PLC	2.1
Cardinal Health, Inc.	2.0
Dominion Energy, Inc.	2.0
TOTAL	22.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Real Estate	17.1%
Financials	15.7
Utilities	11.5
Energy	11.4
Consumer Staples	10.0
Health Care	8.8
Materials	8.6
Communication Services	6.6
Information Technology	5.5
Consumer Discretionary	4.6
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 500 VALUE ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio S&P 500 Value ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 500 Value Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –4.54%, and the Index was –4.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
In the third quarter of 2019 a rare sign of a bipartisan compromise led to a Congressional accord to lift the debt ceiling until 2021 and renew higher caps on federal spending encouraging US stocks. But this was short lived as stocks fell sharply on news of tariffs against China from the Trump administration. In this environment, the Fund climbed 2.82% for the quarter.
The fourth quarter of 2019 started with reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced. By the end of the fourth quarter the US and China had announced a Phase One deal that included Chinese agricultural purchases, tightened protection for US intellectual property and bans on the forced transfer of technology from US companies which help lift sentiment in US equities. The Fund rose on this news to end the quarter with a 9.89% return.
COVID-19 concerns and a breakdown in OPEC negotiations started off quarter 1 2020. An oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging and also triggered a market-wide circuit breaker on the New York Stock Exchange shortly after the market opened. Trading would be halted on three more occasions before the end of the month. Covid-19 concerns led to the sell-off on March 23 which would represent the low point for equities for the first quarter 2020 as markets shifted their attention to the massive spending bill (CARES Act) that was ultimately passed and signed into law on March 27. Optimism was derailed in the latter part of January amidst increased risk-aversion over concerns surrounding the spreading coronavirus. This combined with escalating concerns over the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic and the Dow Jones Industrial index had fallen by 20%, technically entering a bear market. These concerns over COVID-19 led to the Fund falling for the quarter –25.31%.
COVID -19 was the headline of Quarter 2 of 2020. The global economy suffered from an unprecedented shock in March and April driven by government-imposed lockdowns to contain the spread of the COVID-19 pandemic. Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Economic indicators collapsed globally during the first half of the quarter. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, more recently, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Lastly, the NAHB Housing Market Index registered record gains in June, indicating a solid rebound in housing. With these factors the Fund increased for the quarter 13.11%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were UnitedHealth Group Incorporated, Intel Corporation, and Apple Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Exxon Mobil Corporation, Berkshire Hathaway Inc. Class B, and Wells Fargo & Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR Portfolio S&P 500 Value ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)	Net Asset Value(1)	Market Value(1)	S&P 500 Value Index(2)
ONE YEAR	– 4.54%	– 4.59%	– 4.50%	– 4.54%	– 4.59%	– 4.50%
FIVE YEARS	33.16%	33.03%	33.72%	5.90%	5.87%	5.98%
TEN YEARS	176.74%	176.73%	180.99%	10.72%	10.71%	10.88%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Dow Jones U.S. Large-Cap Value Total Stock Market Index to the S&P 500 Value Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2010 through December 16, 2010 and the S&P 500 Value Index from December 17, 2010 through June 30, 2020.
The total expense ratio for SPDR Portfolio S&P 500 Value ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.3%
UnitedHealth Group, Inc.	2.7
Verizon Communications, Inc.	2.2
AT&T, Inc.	2.1
Johnson & Johnson	2.1
Cisco Systems, Inc.	1.9
Exxon Mobil Corp.	1.8
Bank of America Corp.	1.8
Pfizer, Inc.	1.7
Walmart, Inc.	1.6
TOTAL	21.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Health Care	20.6%
Financials	18.3
Consumer Staples	10.7
Industrials	9.5
Information Technology	8.7
Communication Services	8.0
Utilities	6.6
Energy	5.9
Consumer Discretionary	5.3
Real Estate	3.2
Materials	3.0
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
Boeing Co.	114,880	$ 21,057,504
General Dynamics Corp.	50,589	7,561,032
Howmet Aerospace, Inc.	87,061	1,379,917
Huntington Ingalls Industries, Inc.	9,279	1,619,093
L3Harris Technologies, Inc.	46,556	7,899,157
Lockheed Martin Corp.	53,169	19,402,431
Northrop Grumman Corp.	33,423	10,275,567
Raytheon Technologies Corp.	313,704	19,330,440
Teledyne Technologies, Inc. (a)	7,932	2,466,455
Textron, Inc.	51,176	1,684,202
TransDigm Group, Inc.	10,833	4,788,728
		97,464,526
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	28,113	2,222,614
Expeditors International of Washington, Inc.	35,240	2,679,650
FedEx Corp.	51,347	7,199,876
United Parcel Service, Inc. Class B	150,291	16,709,353
		28,811,493
AIRLINES — 0.2%
Alaska Air Group, Inc.	28,014	1,015,788
American Airlines Group, Inc. (b)	82,856	1,082,928
Delta Air Lines, Inc.	123,296	3,458,453
Southwest Airlines Co.	112,980	3,861,656
United Airlines Holdings, Inc. (a)	48,832	1,690,075
		11,108,900
AUTO COMPONENTS — 0.1%
Aptiv PLC	54,388	4,237,913
BorgWarner, Inc.	47,132	1,663,760
		5,901,673
AUTOMOBILES — 0.2%
Ford Motor Co.	832,238	5,060,007
General Motors Co.	268,936	6,804,081
		11,864,088
BANKS — 3.7%
Bank of America Corp.	1,683,516	39,983,505
Citigroup, Inc.	448,807	22,934,038
Citizens Financial Group, Inc.	92,674	2,339,092
Comerica, Inc.	32,124	1,223,924
Fifth Third Bancorp	150,891	2,909,178
First Republic Bank	35,960	3,811,400
Huntington Bancshares, Inc.	219,106	1,979,623
JPMorgan Chase & Co.	656,940	61,791,776
KeyCorp	209,959	2,557,301
M&T Bank Corp.	28,497	2,962,833
People's United Financial, Inc.	99,094	1,146,518
PNC Financial Services Group, Inc.	91,474	9,623,979
Regions Financial Corp.	216,600	2,408,592
SVB Financial Group (a)	10,803	2,328,371
Truist Financial Corp.	287,401	10,791,908
US Bancorp	295,578	10,883,182
Security Description	Shares	Value
Wells Fargo & Co.	804,423	$ 20,593,229
Zions Bancorp NA	38,204	1,298,936
		201,567,385
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	38,755	2,467,143
Coca-Cola Co.	823,994	36,816,052
Constellation Brands, Inc. Class A	36,649	6,411,742
Molson Coors Beverage Co. Class B	39,121	1,344,198
Monster Beverage Corp. (a)	81,338	5,638,350
PepsiCo, Inc.	299,146	39,565,050
		92,242,535
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	377,986	37,110,665
Alexion Pharmaceuticals, Inc. (a)	47,535	5,335,328
Amgen, Inc.	126,522	29,841,479
Biogen, Inc. (a)	35,181	9,412,677
Gilead Sciences, Inc.	271,053	20,854,818
Incyte Corp. (a)	37,452	3,893,884
Regeneron Pharmaceuticals, Inc. (a)	21,564	13,448,389
Vertex Pharmaceuticals, Inc. (a)	54,818	15,914,214
		135,811,454
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	28,985	1,365,773
Allegion PLC	20,185	2,063,311
Carrier Global Corp.	173,626	3,857,970
Fortune Brands Home & Security, Inc.	31,924	2,040,901
Johnson Controls International PLC	160,407	5,476,295
Masco Corp.	58,630	2,943,812
Trane Technologies PLC	51,235	4,558,890
		22,306,952
CAPITAL MARKETS — 2.7%
Ameriprise Financial, Inc.	27,007	4,052,130
Bank of New York Mellon Corp.	173,751	6,715,476
BlackRock, Inc.	32,765	17,827,109
Cboe Global Markets, Inc.	24,743	2,308,027
Charles Schwab Corp.	244,900	8,262,926
CME Group, Inc.	76,386	12,415,780
E*TRADE Financial Corp.	47,641	2,369,187
Franklin Resources, Inc.	62,344	1,307,354
Goldman Sachs Group, Inc.	66,763	13,193,704
Intercontinental Exchange, Inc.	118,842	10,885,927
Invesco, Ltd.	84,135	905,293
MarketAxess Holdings, Inc.	8,060	4,037,415
Moody's Corp.	34,546	9,490,823
Morgan Stanley	249,950	12,072,585
MSCI, Inc.	17,854	5,960,022
Nasdaq, Inc.	23,722	2,834,067
Northern Trust Corp.	44,331	3,517,222
Raymond James Financial, Inc.	25,619	1,763,356
S&P Global, Inc.	52,017	17,138,561
State Street Corp. (c)	78,112	4,964,018

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
T Rowe Price Group, Inc.	49,077	$ 6,061,009
		148,081,991
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	47,627	11,500,015
Albemarle Corp.	23,456	1,811,038
Celanese Corp.	25,071	2,164,630
CF Industries Holdings, Inc.	48,873	1,375,286
Corteva, Inc. (a)	159,455	4,271,799
Dow, Inc.	158,573	6,463,436
DuPont de Nemours, Inc.	158,084	8,399,003
Eastman Chemical Co.	31,009	2,159,467
Ecolab, Inc.	53,373	10,618,558
FMC Corp.	28,481	2,837,277
International Flavors & Fragrances, Inc.	22,536	2,759,759
Linde PLC	113,246	24,020,609
LyondellBasell Industries NV Class A	54,490	3,581,083
Mosaic Co.	79,448	993,894
PPG Industries, Inc.	50,819	5,389,863
Sherwin-Williams Co.	17,475	10,097,929
		98,443,646
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	17,980	4,789,153
Copart, Inc. (a)	44,200	3,680,534
Republic Services, Inc.	44,922	3,685,850
Rollins, Inc.	32,158	1,363,178
Waste Management, Inc.	83,972	8,893,474
		22,412,189
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	12,066	2,534,222
Cisco Systems, Inc.	910,341	42,458,304
F5 Networks, Inc. (a)	12,680	1,768,606
Juniper Networks, Inc.	75,010	1,714,729
Motorola Solutions, Inc.	36,176	5,069,343
		53,545,204
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	28,266	2,396,957
Quanta Services, Inc.	31,870	1,250,260
		3,647,217
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	13,381	2,764,113
Vulcan Materials Co.	28,504	3,302,189
		6,066,302
CONSUMER FINANCE — 0.5%
American Express Co.	142,005	13,518,876
Capital One Financial Corp.	99,625	6,235,529
Discover Financial Services	66,645	3,338,248
Synchrony Financial	115,750	2,565,020
		25,657,673
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	344,424	$ 3,516,569
Avery Dennison Corp.	18,754	2,139,644
Ball Corp.	69,593	4,836,018
International Paper Co.	81,890	2,883,347
Packaging Corp. of America	19,670	1,963,066
Sealed Air Corp.	34,643	1,138,022
Westrock Co.	55,726	1,574,817
		18,051,483
DISTRIBUTORS — 0.1%
Genuine Parts Co.	32,053	2,787,329
LKQ Corp. (a)	69,803	1,828,838
		4,616,167
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (b)	40,670	580,768
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	418,102	74,635,388
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	1,536,217	46,439,840
CenturyLink, Inc.	203,167	2,037,765
Verizon Communications, Inc.	887,983	48,954,503
		97,432,108
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	52,787	2,525,330
American Electric Power Co., Inc.	105,775	8,423,921
Duke Energy Corp.	156,274	12,484,730
Edison International	76,179	4,137,282
Entergy Corp.	43,219	4,054,374
Evergy, Inc.	47,457	2,813,726
Eversource Energy	69,289	5,769,695
Exelon Corp.	208,213	7,556,050
FirstEnergy Corp.	115,044	4,461,406
NextEra Energy, Inc.	105,235	25,274,290
NRG Energy, Inc.	55,324	1,801,349
Pinnacle West Capital Corp.	24,705	1,810,629
PPL Corp.	164,973	4,262,902
Southern Co.	224,441	11,637,266
Xcel Energy, Inc.	111,969	6,998,063
		104,011,013
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	48,548	4,338,735
Eaton Corp. PLC	86,251	7,545,237
Emerson Electric Co.	130,195	8,075,996
Rockwell Automation, Inc.	25,268	5,382,084
		25,342,052
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	63,352	6,069,755
CDW Corp.	30,374	3,528,851
Corning, Inc.	163,474	4,233,977

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
FLIR Systems, Inc.	30,383	$ 1,232,638
IPG Photonics Corp. (a)	8,194	1,314,236
Keysight Technologies, Inc. (a)	39,196	3,950,173
TE Connectivity, Ltd.	71,776	5,853,333
Zebra Technologies Corp. Class A (a)	11,414	2,921,413
		29,104,376
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	144,578	2,225,055
Halliburton Co.	186,843	2,425,222
National Oilwell Varco, Inc.	84,597	1,036,313
Schlumberger, Ltd.	296,348	5,449,840
TechnipFMC PLC	88,550	605,682
		11,742,112
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	164,089	12,454,355
Electronic Arts, Inc. (a)	62,739	8,284,685
Live Nation Entertainment, Inc. (a)	31,562	1,399,143
Netflix, Inc. (a)	93,980	42,764,659
Take-Two Interactive Software, Inc. (a)	23,564	3,288,828
Walt Disney Co.	386,761	43,127,719
		111,319,389
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	26,270	4,262,308
American Tower Corp. REIT	95,032	24,569,573
Apartment Investment and Management Co. Class A REIT	33,268	1,252,208
AvalonBay Communities, Inc. REIT	29,918	4,626,520
Boston Properties, Inc. REIT	30,376	2,745,383
Crown Castle International Corp. REIT	88,715	14,846,455
Digital Realty Trust, Inc. REIT	56,435	8,019,978
Duke Realty Corp. REIT	80,785	2,858,981
Equinix, Inc. REIT	19,065	13,389,349
Equity Residential REIT	74,837	4,401,912
Essex Property Trust, Inc. REIT	14,438	3,308,756
Extra Space Storage, Inc. REIT	27,675	2,556,340
Federal Realty Investment Trust REIT	15,860	1,351,431
Healthpeak Properties, Inc. REIT	106,879	2,945,585
Host Hotels & Resorts, Inc. REIT	161,683	1,744,560
Iron Mountain, Inc. REIT (b)	62,219	1,623,916
Kimco Realty Corp. REIT	93,305	1,198,036
Mid-America Apartment Communities, Inc. REIT	23,743	2,722,610
Prologis, Inc. REIT	158,371	14,780,765
Public Storage REIT	32,051	6,150,266
Realty Income Corp. REIT	73,354	4,364,563
Regency Centers Corp. REIT	36,233	1,662,732
SBA Communications Corp. REIT	24,025	7,157,528
Simon Property Group, Inc. REIT	65,960	4,510,345
SL Green Realty Corp. REIT (b)	18,540	913,837
UDR, Inc. REIT	63,379	2,369,107
Security Description	Shares	Value
Ventas, Inc. REIT	78,937	$ 2,890,673
Vornado Realty Trust REIT	35,457	1,354,812
Welltower, Inc. REIT	87,068	4,505,769
Weyerhaeuser Co. REIT	159,155	3,574,621
		152,658,919
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	95,039	28,816,775
Kroger Co.	171,183	5,794,545
Sysco Corp.	108,991	5,957,448
Walmart, Inc.	304,260	36,444,263
Walgreens Boots Alliance, Inc.	160,239	6,792,531
		83,805,562
FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co.	118,367	4,722,843
Campbell Soup Co.	34,728	1,723,551
Conagra Brands, Inc.	102,922	3,619,767
General Mills, Inc.	129,356	7,974,797
Hershey Co.	30,920	4,007,850
Hormel Foods Corp.	58,283	2,813,320
J.M. Smucker Co.	23,738	2,511,718
Kellogg Co.	53,423	3,529,123
Kraft Heinz Co.	132,458	4,224,086
Lamb Weston Holdings, Inc.	31,108	1,988,734
McCormick & Co., Inc.	26,656	4,782,353
Mondelez International, Inc. Class A	308,575	15,777,440
Tyson Foods, Inc. Class A	63,067	3,765,731
		61,441,313
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	24,646	2,454,249
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	379,066	34,658,005
ABIOMED, Inc. (a)	9,747	2,354,485
Align Technology, Inc. (a)	15,168	4,162,706
Baxter International, Inc.	109,104	9,393,854
Becton Dickinson and Co.	63,281	15,141,245
Boston Scientific Corp. (a)	298,613	10,484,302
Cooper Cos., Inc.	11,029	3,128,266
Danaher Corp.	135,094	23,888,672
DENTSPLY SIRONA, Inc.	50,282	2,215,425
DexCom, Inc. (a)	19,492	7,902,057
Edwards Lifesciences Corp. (a)	134,537	9,297,852
Hologic, Inc. (a)	55,105	3,140,985
IDEXX Laboratories, Inc. (a)	18,167	5,998,017
Intuitive Surgical, Inc. (a)	24,560	13,995,025
Medtronic PLC	287,725	26,384,382
ResMed, Inc.	30,500	5,856,000
STERIS PLC	17,930	2,751,179
Stryker Corp.	69,267	12,481,221
Teleflex, Inc.	9,762	3,553,173
Varian Medical Systems, Inc. (a)	18,583	2,276,789
West Pharmaceutical Services, Inc.	15,825	3,594,965
Zimmer Biomet Holdings, Inc.	44,441	5,304,478
		207,963,083

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
AmerisourceBergen Corp.	32,310	$ 3,255,879
Anthem, Inc.	54,395	14,304,797
Cardinal Health, Inc.	62,499	3,261,823
Centene Corp. (a)	125,310	7,963,451
Cigna Corp.	79,642	14,944,821
CVS Health Corp.	278,788	18,112,856
DaVita, Inc. (a)	17,999	1,424,441
HCA Healthcare, Inc.	56,886	5,521,355
Henry Schein, Inc. (a)	32,530	1,899,427
Humana, Inc.	28,198	10,933,774
Laboratory Corp. of America Holdings (a)	20,756	3,447,779
McKesson Corp.	34,595	5,307,565
Quest Diagnostics, Inc.	28,204	3,214,128
UnitedHealth Group, Inc.	203,410	59,995,779
Universal Health Services, Inc. Class B	17,392	1,615,543
		155,203,418
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	65,619	4,498,182
HOTELS, RESTAURANTS & LEISURE — 1.5%
Carnival Corp. (b)	106,554	1,749,617
Chipotle Mexican Grill, Inc. (a)	5,651	5,946,886
Darden Restaurants, Inc.	27,524	2,085,493
Domino's Pizza, Inc.	8,374	3,093,691
Hilton Worldwide Holdings, Inc.	60,299	4,428,961
Las Vegas Sands Corp.	72,107	3,283,753
Marriott International, Inc. Class A	57,752	4,951,079
McDonald's Corp.	160,344	29,578,658
MGM Resorts International	108,027	1,814,854
Norwegian Cruise Line Holdings, Ltd. (a)	47,349	777,944
Royal Caribbean Cruises, Ltd.	37,667	1,894,650
Starbucks Corp.	253,220	18,634,460
Wynn Resorts, Ltd.	21,348	1,590,212
Yum! Brands, Inc.	64,176	5,577,536
		85,407,794
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	71,687	3,975,044
Garmin, Ltd.	30,450	2,968,875
Leggett & Platt, Inc.	28,786	1,011,828
Lennar Corp. Class A	58,001	3,574,022
Mohawk Industries, Inc. (a)	12,727	1,295,099
Newell Brands, Inc.	85,970	1,365,204
NVR, Inc. (a)	641	2,088,859
PulteGroup, Inc.	57,570	1,959,107
Whirlpool Corp.	13,716	1,776,633
		20,014,671
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	51,309	3,966,186
Clorox Co.	26,883	5,897,324
Security Description	Shares	Value
Colgate-Palmolive Co.	183,856	$ 13,469,290
Kimberly-Clark Corp.	73,054	10,326,183
Procter & Gamble Co.	533,718	63,816,661
		97,475,644
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	148,973	2,158,619
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	123,654	19,288,787
General Electric Co.	1,872,282	12,787,686
Honeywell International, Inc.	151,352	21,883,986
Roper Technologies, Inc.	22,181	8,611,995
		62,572,454
INSURANCE — 1.9%
Aflac, Inc.	154,688	5,573,409
Allstate Corp.	67,680	6,564,283
American International Group, Inc.	186,210	5,806,028
Aon PLC Class A	49,691	9,570,487
Arthur J Gallagher & Co.	40,397	3,938,304
Assurant, Inc.	12,519	1,293,088
Chubb, Ltd.	96,960	12,277,075
Cincinnati Financial Corp.	31,845	2,039,035
Everest Re Group, Ltd.	8,765	1,807,343
Globe Life, Inc.	22,326	1,657,259
Hartford Financial Services Group, Inc.	76,799	2,960,601
Lincoln National Corp.	44,845	1,649,848
Loews Corp.	52,875	1,813,084
Marsh & McLennan Cos., Inc.	108,426	11,641,700
MetLife, Inc.	166,818	6,092,193
Principal Financial Group, Inc.	57,750	2,398,935
Progressive Corp.	124,620	9,983,308
Prudential Financial, Inc.	85,476	5,205,488
Travelers Cos., Inc.	54,858	6,256,555
Unum Group	46,812	776,611
Willis Towers Watson PLC	27,295	5,375,750
WR Berkley Corp.	31,687	1,815,348
		106,495,732
INTERACTIVE MEDIA & SERVICES — 5.5%
Alphabet, Inc. Class A (a)	64,516	91,486,914
Alphabet, Inc. Class C (a)	62,855	88,852,457
Facebook, Inc. Class A (a)	517,122	117,422,892
Twitter, Inc. (a)	168,037	5,005,822
		302,768,085
INTERNET & DIRECT MARKETING RETAIL — 4.9%
Amazon.com, Inc. (a)	90,099	248,566,923
Booking Holdings, Inc. (a)	8,860	14,108,133
eBay, Inc.	142,434	7,470,663
Expedia Group, Inc.	29,144	2,395,637
		272,541,356
IT SERVICES — 5.7%
Accenture PLC Class A	136,275	29,260,968

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Akamai Technologies, Inc. (a)	33,593	$ 3,597,474
Automatic Data Processing, Inc.	93,144	13,868,210
Broadridge Financial Solutions, Inc.	23,746	2,996,508
Cognizant Technology Solutions Corp. Class A	117,209	6,659,815
DXC Technology Co.	57,387	946,886
Fidelity National Information Services, Inc.	131,751	17,666,492
Fiserv, Inc. (a)	121,969	11,906,614
FleetCor Technologies, Inc. (a)	18,357	4,617,336
Gartner, Inc. (a)	19,710	2,391,414
Global Payments, Inc.	64,052	10,864,500
International Business Machines Corp.	190,264	22,978,183
Jack Henry & Associates, Inc.	16,310	3,001,529
Leidos Holdings, Inc.	27,322	2,559,252
Mastercard, Inc. Class A	190,035	56,193,350
Paychex, Inc.	68,538	5,191,754
PayPal Holdings, Inc. (a)	251,676	43,849,509
VeriSign, Inc. (a)	21,629	4,473,526
Visa, Inc. Class A	362,838	70,089,416
Western Union Co.	86,490	1,869,914
		314,982,650
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	27,158	2,035,492
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	66,176	5,847,973
Bio-Rad Laboratories, Inc. Class A (a)	4,588	2,071,436
Illumina, Inc. (a)	31,410	11,632,694
IQVIA Holdings, Inc. (a)	38,764	5,499,836
Mettler-Toledo International, Inc. (a)	5,286	4,258,137
PerkinElmer, Inc.	24,999	2,452,152
Thermo Fisher Scientific, Inc.	85,131	30,846,367
Waters Corp. (a)	13,295	2,398,418
		65,007,013
MACHINERY — 1.5%
Caterpillar, Inc.	116,643	14,755,339
Cummins, Inc.	31,767	5,503,950
Deere & Co.	67,050	10,536,908
Dover Corp.	32,128	3,102,280
Flowserve Corp.	28,799	821,347
Fortive Corp.	63,122	4,270,835
IDEX Corp.	16,281	2,573,049
Illinois Tool Works, Inc.	61,956	10,833,007
Ingersoll Rand, Inc. (a)	74,246	2,087,798
Otis Worldwide Corp.	87,111	4,953,131
PACCAR, Inc.	73,693	5,515,921
Parker-Hannifin Corp.	27,307	5,004,554
Pentair PLC	35,460	1,347,125
Snap-on, Inc.	12,293	1,702,703
Stanley Black & Decker, Inc.	32,726	4,561,350
Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	38,922	$ 2,240,740
Xylem, Inc.	37,627	2,444,250
		82,254,287
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	32,530	16,591,601
Comcast Corp. Class A	974,275	37,977,239
Discovery, Inc. Class A (a) (b)	32,298	681,488
Discovery, Inc. Class C (a)	71,032	1,368,076
DISH Network Corp. Class A (a)	52,849	1,823,819
Fox Corp. Class A	78,354	2,101,454
Fox Corp. Class B	35,948	964,844
Interpublic Group of Cos., Inc.	86,642	1,486,777
News Corp. Class A	80,901	959,486
News Corp. Class B	26,144	312,421
Omnicom Group, Inc.	47,603	2,599,124
ViacomCBS, Inc. Class B (b)	114,855	2,678,419
		69,544,748
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	322,972	3,736,786
Newmont Corp.	175,113	10,811,477
Nucor Corp.	63,905	2,646,306
		17,194,569
MULTI-UTILITIES — 1.0%
Ameren Corp.	53,442	3,760,179
CenterPoint Energy, Inc.	109,578	2,045,821
CMS Energy Corp.	59,543	3,478,502
Consolidated Edison, Inc.	71,106	5,114,655
Dominion Energy, Inc.	176,059	14,292,470
DTE Energy Co.	42,178	4,534,135
NiSource, Inc.	76,910	1,748,933
Public Service Enterprise Group, Inc.	108,243	5,321,226
Sempra Energy	59,805	7,010,940
WEC Energy Group, Inc.	66,661	5,842,837
		53,149,698
MULTILINE RETAIL — 0.5%
Dollar General Corp.	54,459	10,374,984
Dollar Tree, Inc. (a)	49,882	4,623,064
Kohl's Corp.	36,037	748,488
Target Corp.	108,569	13,020,680
		28,767,216
OIL, GAS & CONSUMABLE FUELS — 2.6%
Apache Corp.	85,387	1,152,725
Cabot Oil & Gas Corp.	92,269	1,585,181
Chevron Corp.	402,574	35,921,678
Concho Resources, Inc.	44,825	2,308,487
ConocoPhillips	231,215	9,715,654
Devon Energy Corp.	82,823	939,213
Diamondback Energy, Inc.	35,833	1,498,536
EOG Resources, Inc.	124,319	6,298,001
Exxon Mobil Corp.	908,186	40,614,078
Hess Corp.	54,690	2,833,489

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
HollyFrontier Corp.	31,238	$ 912,150
Kinder Morgan, Inc.	416,666	6,320,823
Marathon Oil Corp.	180,000	1,101,600
Marathon Petroleum Corp.	138,813	5,188,830
Noble Energy, Inc.	107,559	963,729
Occidental Petroleum Corp.	190,753	3,490,780
ONEOK, Inc.	87,952	2,921,765
Phillips 66	94,571	6,799,655
Pioneer Natural Resources Co.	35,661	3,484,080
Valero Energy Corp.	87,740	5,160,867
Williams Cos., Inc.	258,925	4,924,753
		144,136,074
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	70,089	313,298
Estee Lauder Cos., Inc. Class A	47,888	9,035,508
		9,348,806
PHARMACEUTICALS — 4.3%
Bristol-Myers Squibb Co.	487,881	28,687,403
Eli Lilly & Co.	181,431	29,787,342
Johnson & Johnson	564,814	79,429,793
Merck & Co., Inc.	544,274	42,088,708
Mylan NV (a)	112,225	1,804,578
Perrigo Co. PLC	29,050	1,605,594
Pfizer, Inc.	1,187,596	38,834,389
Zoetis, Inc.	102,358	14,027,140
		236,264,947
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	25,566	4,394,284
IHS Markit, Ltd.	85,240	6,435,620
Nielsen Holdings PLC	81,132	1,205,622
Robert Half International, Inc.	25,840	1,365,127
Verisk Analytics, Inc.	35,429	6,030,016
		19,430,669
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	71,629	3,239,063
ROAD & RAIL — 1.0%
CSX Corp.	166,457	11,608,711
JB Hunt Transport Services, Inc.	19,112	2,299,938
Kansas City Southern	20,619	3,078,211
Norfolk Southern Corp.	55,414	9,729,036
Old Dominion Freight Line, Inc.	20,037	3,398,075
Union Pacific Corp.	146,263	24,728,685
		54,842,656
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Micro Devices, Inc. (a)	251,496	13,231,205
Analog Devices, Inc.	78,673	9,648,457
Applied Materials, Inc.	197,427	11,934,462
Broadcom, Inc.	84,972	26,818,013
Intel Corp.	912,850	54,615,815
KLA Corp.	33,446	6,504,578
Lam Research Corp.	30,727	9,938,955
Security Description	Shares	Value
Maxim Integrated Products, Inc.	57,391	$ 3,478,468
Microchip Technology, Inc. (b)	51,620	5,436,102
Micron Technology, Inc. (a)	236,750	12,197,360
NVIDIA Corp.	131,444	49,936,890
Qorvo, Inc. (a)	25,852	2,857,422
QUALCOMM, Inc.	242,566	22,124,445
Skyworks Solutions, Inc.	36,271	4,637,610
Texas Instruments, Inc.	197,913	25,129,014
Xilinx, Inc.	53,830	5,296,334
		263,785,130
SOFTWARE — 9.3%
Adobe, Inc. (a)	103,373	44,999,301
ANSYS, Inc. (a)	18,023	5,257,850
Autodesk, Inc. (a)	47,511	11,364,156
Cadence Design Systems, Inc. (a)	59,900	5,748,004
Citrix Systems, Inc.	24,036	3,555,165
Fortinet, Inc. (a)	29,551	4,056,466
Intuit, Inc.	55,674	16,490,082
Microsoft Corp.	1,630,913	331,907,105
NortonLifeLock, Inc.	122,216	2,423,543
Oracle Corp.	448,775	24,803,794
Paycom Software, Inc. (a)	10,835	3,355,925
salesforce.com, Inc. (a)	194,261	36,390,913
ServiceNow, Inc. (a)	40,358	16,347,411
Synopsys, Inc. (a)	32,413	6,320,535
Tyler Technologies, Inc. (a)	8,532	2,959,580
		515,979,830
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	15,679	2,233,474
AutoZone, Inc. (a)	5,097	5,750,028
Best Buy Co., Inc.	48,389	4,222,908
CarMax, Inc. (a)	33,990	3,043,804
Gap, Inc.	47,762	602,756
Home Depot, Inc.	231,877	58,087,507
L Brands, Inc.	47,624	712,931
Lowe's Cos., Inc.	162,753	21,991,185
O'Reilly Automotive, Inc. (a)	16,172	6,819,247
Ross Stores, Inc.	77,823	6,633,633
Tiffany & Co.	22,834	2,784,378
TJX Cos., Inc.	259,935	13,142,314
Tractor Supply Co.	25,982	3,424,168
Ulta Beauty, Inc. (a)	12,176	2,476,842
		131,925,175
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.1%
Apple, Inc.	876,289	319,670,227
Hewlett Packard Enterprise Co.	275,426	2,679,895
HP, Inc.	316,479	5,516,229
NetApp, Inc.	47,065	2,088,274
Seagate Technology PLC	48,680	2,356,599
Western Digital Corp.	65,173	2,877,388
Xerox Holdings Corp.	41,842	639,764
		335,828,376

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc.	79,751	$ 900,389
NIKE, Inc. Class B	266,997	26,179,056
PVH Corp.	16,393	787,683
Ralph Lauren Corp.	10,876	788,727
Tapestry, Inc.	62,810	834,117
Under Armour, Inc. Class A (a)	40,228	391,821
Under Armour, Inc. Class C (a)	40,070	354,219
VF Corp.	69,755	4,250,870
		34,486,882
TOBACCO — 0.7%
Altria Group, Inc.	400,316	15,712,403
Philip Morris International, Inc.	333,561	23,369,284
		39,081,687
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	122,634	5,253,641
United Rentals, Inc. (a)	16,498	2,458,862
W.W. Grainger, Inc.	9,020	2,833,723
		10,546,226
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	38,750	4,985,575
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	118,297	12,320,633
TOTAL COMMON STOCKS (Cost $5,457,843,533)		5,508,364,567
RIGHTS — 0.0% (d)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile US, Inc. (expiring 07/27/20) (a)	81,615	13,711
TOTAL RIGHTS (Cost $30,198)		13,711
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	2,890,138	$ 2,891,294
State Street Navigator Securities Lending Portfolio II (c) (g)	3,788,151	3,788,151
TOTAL SHORT-TERM INVESTMENTS (Cost $6,679,445)		6,679,445
TOTAL INVESTMENTS — 100.0% (Cost $5,464,553,176)		5,515,057,723
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		970,287
NET ASSETS — 100.0%		$ 5,516,028,010
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	09/18/2020	$7,316,233	$7,416,480	$100,247
During the period ended June 30, 2020, average notional value related to futures contracts was $5,321,778.
See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,508,364,567	$—	$—	$5,508,364,567
Rights	13,711	—	—	13,711
Short-Term Investments	6,679,445	—	—	6,679,445
TOTAL INVESTMENTS	$5,515,057,723	$—	$—	$5,515,057,723
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	100,247	—	—	100,247
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 100,247	$—	$—	$ 100,247
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$5,515,157,970	$—	$—	$5,515,157,970
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	—	$ —	$ 6,552,362	$ 620,115	$ (9,110)	$(959,119)	78,112	$ 4,964,018	$ 74,258
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	139,555,426	136,661,960	(2,172)	—	2,890,138	2,891,294	49,922
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,064,633	4,064,633	11,904,096	15,968,729	—	—	—	—	12,456
State Street Navigator Securities Lending Portfolio II	—	—	72,650,807	68,862,656	—	—	3,788,151	3,788,151	40,648
State Street Navigator Securities Lending Portfolio III	2,442,518	2,442,518	26,493,677	28,936,195	—	—	—	—	4,404
Total		$6,507,151	$257,156,368	$251,049,655	$(11,282)	$(959,119)		$11,643,463	$181,688
See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 100.1%
AEROSPACE & DEFENSE — 1.2%
Axon Enterprise, Inc. (a)	93,749	$ 9,199,589
Curtiss-Wright Corp.	62,228	5,555,716
Hexcel Corp. (b)	124,813	5,644,044
Mercury Systems, Inc. (a) (b)	83,051	6,532,792
		26,932,141
AIR FREIGHT & LOGISTICS — 0.4%
XPO Logistics, Inc. (a) (b)	135,773	10,488,464
AIRLINES — 0.2%
JetBlue Airways Corp. (a) (b)	403,094	4,393,725
AUTO COMPONENTS — 1.3%
Adient PLC (a) (b)	129,048	2,118,968
Dana, Inc.	215,976	2,632,747
Delphi Technologies PLC (a) (b)	129,050	1,833,801
Gentex Corp.	364,444	9,391,722
Goodyear Tire & Rubber Co.	347,750	3,110,624
Lear Corp.	81,472	8,882,077
Visteon Corp. (a)	41,568	2,847,408
		30,817,347
AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	228,883	5,440,549
Thor Industries, Inc. (b)	82,116	8,747,817
		14,188,366
BANKS — 6.1%
Associated Banc-Corp.	229,668	3,141,858
BancorpSouth Bank	145,315	3,304,463
Bank of Hawaii Corp. (b)	59,783	3,671,274
Bank OZK	180,630	4,239,386
Cathay General Bancorp	112,959	2,970,822
CIT Group, Inc. (b)	143,822	2,981,430
Commerce Bancshares, Inc.	149,352	8,881,963
Cullen/Frost Bankers, Inc.	85,121	6,359,390
East West Bancorp, Inc.	211,432	7,662,296
First Financial Bankshares, Inc. (b)	212,283	6,132,856
First Horizon National Corp. (b)	466,123	4,642,585
FNB Corp.	482,778	3,620,835
Fulton Financial Corp.	241,753	2,545,659
Glacier Bancorp, Inc.	132,579	4,678,713
Hancock Whitney Corp.	128,990	2,734,588
Home BancShares, Inc.	229,510	3,529,864
International Bancshares Corp.	83,251	2,665,697
PacWest Bancorp	174,053	3,430,585
Pinnacle Financial Partners, Inc.	106,600	4,476,134
Prosperity Bancshares, Inc.	138,437	8,220,389
Signature Bank	79,676	8,518,958
Sterling Bancorp	290,610	3,405,949
Synovus Financial Corp.	220,131	4,519,289
TCF Financial Corp. (b)	227,285	6,686,725
Texas Capital Bancshares, Inc. (a)	75,397	2,327,505
Trustmark Corp.	94,759	2,323,491
UMB Financial Corp.	63,330	3,264,661
Security Description	Shares	Value
Umpqua Holdings Corp.	329,122	$ 3,501,858
United Bankshares, Inc.	190,077	5,257,530
Valley National Bancorp	585,371	4,577,601
Webster Financial Corp.	134,759	3,855,455
Wintrust Financial Corp.	86,019	3,752,149
		141,881,958
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	14,381	7,717,564
BIOTECHNOLOGY — 1.2%
Arrowhead Pharmaceuticals, Inc. (a) (b)	152,070	6,567,904
Exelixis, Inc. (a)	456,530	10,838,022
Ligand Pharmaceuticals, Inc. (a) (b)	23,939	2,677,577
United Therapeutics Corp. (a)	65,493	7,924,653
		28,008,156
BUILDING PRODUCTS — 1.4%
Lennox International, Inc. (b)	51,817	12,072,843
Owens Corning	161,144	8,985,389
Trex Co., Inc. (a) (b)	86,416	11,240,129
		32,298,361
CAPITAL MARKETS — 2.9%
Affiliated Managers Group, Inc.	70,633	5,266,397
Eaton Vance Corp.	170,276	6,572,654
Evercore, Inc. Class A	59,759	3,521,000
FactSet Research Systems, Inc.	56,407	18,528,007
Federated Hermes, Inc.	143,307	3,396,376
Interactive Brokers Group, Inc. Class A	114,720	4,791,854
Janus Henderson Group PLC	229,399	4,854,083
Legg Mason, Inc.	124,551	6,196,412
SEI Investments Co.	184,943	10,168,166
Stifel Financial Corp.	102,434	4,858,445
		68,153,394
CHEMICALS — 2.6%
Ashland Global Holdings, Inc.	90,389	6,245,880
Cabot Corp.	84,349	3,125,130
Chemours Co.	245,413	3,767,090
Ingevity Corp. (a)	61,633	3,240,047
Minerals Technologies, Inc.	50,946	2,390,896
NewMarket Corp.	10,726	4,295,548
Olin Corp. (b)	235,891	2,710,388
PolyOne Corp.	135,541	3,555,240
RPM International, Inc.	192,917	14,480,350
Scotts Miracle-Gro Co.	58,900	7,920,283
Sensient Technologies Corp.	63,290	3,301,206
Valvoline, Inc.	276,526	5,345,248
		60,377,306
COMMERCIAL SERVICES & SUPPLIES — 1.7%
Brink's Co.	75,447	3,433,593
Clean Harbors, Inc. (a)	76,442	4,584,991
Deluxe Corp.	62,552	1,472,474

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Healthcare Services Group, Inc.	111,190	$ 2,719,707
Herman Miller, Inc.	87,826	2,073,572
HNI Corp.	63,750	1,948,838
KAR Auction Services, Inc.	193,136	2,657,551
MSA Safety, Inc.	53,387	6,109,608
Stericycle, Inc. (a)	136,587	7,646,140
Tetra Tech, Inc.	80,779	6,391,235
		39,037,709
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	228,744	12,388,775
InterDigital, Inc.	45,996	2,604,754
Lumentum Holdings, Inc. (a) (b)	111,906	9,112,506
NetScout Systems, Inc. (a)	94,943	2,426,743
ViaSat, Inc. (a)	86,555	3,321,115
		29,853,893
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	238,479	8,962,041
Dycom Industries, Inc. (a) (b)	47,324	1,935,078
EMCOR Group, Inc.	81,974	5,421,760
Fluor Corp.	209,488	2,530,615
MasTec, Inc. (a) (b)	87,101	3,908,222
Valmont Industries, Inc.	31,885	3,622,774
		26,380,490
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	62,205	4,368,035
CONSUMER FINANCE — 0.6%
FirstCash, Inc.	61,941	4,179,779
LendingTree, Inc. (a) (b)	11,453	3,315,987
Navient Corp.	254,926	1,792,130
SLM Corp.	560,569	3,940,800
		13,228,696
CONTAINERS & PACKAGING — 1.1%
AptarGroup, Inc.	95,542	10,698,793
Greif, Inc. Class A	39,559	1,361,225
O-I Glass, Inc.	230,892	2,073,410
Silgan Holdings, Inc.	116,003	3,757,337
Sonoco Products Co.	149,967	7,841,775
		25,732,540
DISTRIBUTORS — 0.7%
Pool Corp.	59,445	16,161,312
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	77,470	2,413,191
Graham Holdings Co. Class B	6,421	2,200,284
Grand Canyon Education, Inc. (a)	70,726	6,402,825
Service Corp. International	265,152	10,311,761
Strategic Education, Inc.	33,242	5,107,633
WW International, Inc. (a)	69,676	1,768,377
		28,204,071
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Calamos Asset Management, Inc. Class A (a) (c)	932	$ —
Jefferies Financial Group, Inc.	337,505	5,248,203
		5,248,203
ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	77,353	4,224,247
Hawaiian Electric Industries, Inc. (b)	163,164	5,883,694
IDACORP, Inc.	75,044	6,556,594
OGE Energy Corp.	297,860	9,043,030
PNM Resources, Inc.	119,007	4,574,629
		30,282,194
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	59,292	5,676,616
EnerSys	63,423	4,083,173
Generac Holdings, Inc. (a)	93,360	11,383,385
Hubbell, Inc.	80,712	10,118,056
nVent Electric PLC	233,559	4,374,560
Regal Beloit Corp.	60,551	5,287,313
		40,923,103
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.0%
Arrow Electronics, Inc. (a)	117,587	8,077,051
Avnet, Inc.	147,562	4,114,766
Belden, Inc.	57,153	1,860,330
Cognex Corp.	255,721	15,271,658
Coherent, Inc. (a)	36,247	4,747,632
II-VI, Inc. (a) (b)	130,893	6,180,768
Jabil, Inc.	205,018	6,576,977
Littelfuse, Inc.	36,292	6,192,504
National Instruments Corp.	175,645	6,799,218
SYNNEX Corp.	61,183	7,327,888
Tech Data Corp. (a)	52,848	7,662,960
Trimble, Inc. (a)	372,071	16,069,747
Vishay Intertechnology, Inc.	198,120	3,025,292
		93,906,791
ENERGY EQUIPMENT & SERVICES — 0.2%
ChampionX Corp. (a)	277,656	2,709,922
Transocean, Ltd. (a) (b)	863,354	1,579,938
		4,289,860
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	158,174	1,826,910
World Wrestling Entertainment, Inc. Class A (b)	69,249	3,008,869
		4,835,779
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.5%
American Campus Communities, Inc. REIT	205,677	7,190,468
Brixmor Property Group, Inc. REIT	443,029	5,679,632

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Camden Property Trust REIT	145,040	$ 13,230,549
CoreCivic, Inc. REIT	176,004	1,647,397
CoreSite Realty Corp. REIT	60,234	7,291,928
Corporate Office Properties Trust REIT	167,668	4,248,707
Cousins Properties, Inc. REIT	221,982	6,621,723
CyrusOne, Inc. REIT	171,560	12,480,990
Douglas Emmett, Inc. REIT	246,374	7,553,827
EastGroup Properties, Inc. REIT	58,150	6,897,172
EPR Properties REIT (b)	115,756	3,834,996
First Industrial Realty Trust, Inc. REIT	190,070	7,306,291
GEO Group, Inc. REIT	179,289	2,120,989
Healthcare Realty Trust, Inc. REIT	201,679	5,907,178
Highwoods Properties, Inc. REIT	155,297	5,797,237
Hudson Pacific Properties, Inc. REIT	229,111	5,764,433
JBG SMITH Properties REIT	175,696	5,195,331
Kilroy Realty Corp. REIT	157,510	9,245,837
Lamar Advertising Co. Class A REIT	128,987	8,611,172
Life Storage, Inc. REIT	70,141	6,659,888
Macerich Co. REIT (b)	173,742	1,558,466
Mack-Cali Realty Corp. REIT	135,386	2,070,052
Medical Properties Trust, Inc. REIT	787,828	14,811,166
National Retail Properties, Inc. REIT	255,915	9,079,864
Omega Healthcare Investors, Inc. REIT	337,712	10,040,178
Park Hotels & Resorts, Inc. REIT	352,075	3,482,022
Pebblebrook Hotel Trust REIT (b)	195,415	2,669,369
Physicians Realty Trust REIT	302,547	5,300,623
PotlatchDeltic Corp. REIT	100,083	3,806,156
PS Business Parks, Inc. REIT	29,961	3,966,836
Rayonier, Inc. REIT	206,928	5,129,745
Sabra Health Care REIT, Inc. (b)	307,237	4,433,430
Service Properties Trust REIT	242,952	1,722,530
Spirit Realty Capital, Inc. REIT (b)	152,021	5,299,452
STORE Capital Corp. REIT (b)	328,011	7,809,942
Taubman Centers, Inc. REIT	92,101	3,477,734
Urban Edge Properties REIT	165,423	1,963,571
Weingarten Realty Investors REIT	179,979	3,407,002
		223,313,883
FOOD & STAPLES RETAILING — 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	184,369	6,871,433
Casey's General Stores, Inc.	54,722	8,182,033
Grocery Outlet Holding Corp. (a)	94,767	3,866,493
Sprouts Farmers Market, Inc. (a)	176,047	4,505,043
		23,425,002
FOOD PRODUCTS — 2.0%
Darling Ingredients, Inc. (a)	245,129	6,035,076
Flowers Foods, Inc.	287,726	6,433,553
Hain Celestial Group, Inc. (a) (b)	117,314	3,696,564
Security Description	Shares	Value
Ingredion, Inc.	100,076	$ 8,306,308
Lancaster Colony Corp.	29,558	4,581,195
Pilgrim's Pride Corp. (a)	77,421	1,307,641
Post Holdings, Inc. (a)	95,770	8,391,367
Sanderson Farms, Inc.	29,613	3,431,851
Tootsie Roll Industries, Inc. (b)	25,568	876,215
TreeHouse Foods, Inc. (a)	84,314	3,692,953
		46,752,723
GAS UTILITIES — 1.6%
National Fuel Gas Co.	135,073	5,663,611
New Jersey Resources Corp.	143,139	4,673,488
ONE Gas, Inc.	78,980	6,085,409
Southwest Gas Holdings, Inc. (a)	82,325	5,684,541
Spire, Inc.	76,539	5,029,378
UGI Corp.	310,008	9,858,255
		36,994,682
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Avanos Medical, Inc. (a) (b)	71,375	2,097,711
Cantel Medical Corp. (b)	55,471	2,453,482
Globus Medical, Inc. Class A (a) (b)	113,069	5,394,522
Haemonetics Corp. (a)	75,330	6,746,555
Hill-Rom Holdings, Inc.	99,067	10,875,575
ICU Medical, Inc. (a)	28,938	5,333,563
Integra LifeSciences Holdings Corp. (a)	105,248	4,945,604
LivaNova PLC (a)	72,655	3,496,885
Masimo Corp. (a)	74,189	16,914,350
NuVasive, Inc. (a)	76,582	4,262,554
Penumbra, Inc. (a) (b)	49,003	8,762,717
Quidel Corp. (a)	56,918	12,734,833
		84,018,351
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	131,946	3,314,484
Amedisys, Inc. (a)	48,338	9,597,026
Chemed Corp.	23,632	10,659,686
Encompass Health Corp.	148,509	9,197,162
HealthEquity, Inc. (a)	106,685	6,259,209
LHC Group, Inc. (a)	44,344	7,730,046
MEDNAX, Inc. (a)	127,599	2,181,943
Molina Healthcare, Inc. (a)	88,216	15,700,684
Patterson Cos., Inc. (b)	127,607	2,807,354
Tenet Healthcare Corp. (a)	156,472	2,833,708
		70,281,302
HOTELS, RESTAURANTS & LEISURE — 3.4%
Boyd Gaming Corp.	119,733	2,502,420
Caesars Entertainment Corp. (a) (b)	838,276	10,168,288
Choice Hotels International, Inc. (b)	47,113	3,717,216
Churchill Downs, Inc.	52,191	6,949,232

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc.	35,398	$ 3,925,992
Dunkin' Brands Group, Inc.	122,705	8,004,047
Eldorado Resorts, Inc. (a) (b)	124,315	4,980,059
Jack in the Box, Inc.	33,914	2,512,688
Marriott Vacations Worldwide Corp.	54,642	4,492,119
Papa John's International, Inc.	32,946	2,616,242
Penn National Gaming, Inc. (a) (b)	192,023	5,864,382
Scientific Games Corp. Class A (a)	80,484	1,244,283
Six Flags Entertainment Corp.	117,687	2,260,767
Texas Roadhouse, Inc.	97,339	5,117,111
Wendy's Co.	266,227	5,798,424
Wyndham Destinations, Inc.	127,250	3,585,905
Wyndham Hotels & Resorts, Inc.	139,148	5,930,488
		79,669,663
HOUSEHOLD DURABLES — 1.4%
Helen of Troy, Ltd. (a)	37,737	7,115,689
KB Home	129,280	3,966,310
Taylor Morrison Home Corp. (a)	193,647	3,735,451
Tempur Sealy International, Inc. (a)	64,699	4,655,093
Toll Brothers, Inc.	172,741	5,629,629
TopBuild Corp. (a)	49,765	5,661,764
TRI Pointe Group, Inc. (a) (b)	194,594	2,858,586
		33,622,522
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	95,176	4,519,908
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	82,024	9,815,812
INSURANCE — 4.6%
Alleghany Corp.	21,369	10,452,433
American Financial Group, Inc.	111,452	7,072,744
Brighthouse Financial, Inc. (a)	140,302	3,903,201
Brown & Brown, Inc.	350,329	14,279,410
CNO Financial Group, Inc.	214,668	3,342,381
First American Financial Corp.	166,507	7,995,666
Genworth Financial, Inc. Class A (a)	752,217	1,737,621
Hanover Insurance Group, Inc.	56,809	5,756,456
Kemper Corp.	91,635	6,645,370
Mercury General Corp.	40,561	1,652,861
Old Republic International Corp.	427,054	6,965,251
Primerica, Inc.	60,675	7,074,705
Reinsurance Group of America, Inc.	101,336	7,948,796
RenaissanceRe Holdings, Ltd.	74,913	12,812,370
RLI Corp.	59,747	4,905,229
Selective Insurance Group, Inc.	89,284	4,708,838
		107,253,332
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc.	150,575	2,862,431
Yelp, Inc. (a)	96,739	2,237,573
		5,100,004
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.2%
Etsy, Inc. (a)	177,166	$ 18,820,344
GrubHub, Inc. (a)	136,816	9,618,165
		28,438,509
IT SERVICES — 2.2%
Alliance Data Systems Corp.	63,362	2,858,893
CACI International, Inc. Class A (a)	37,461	8,124,542
KBR, Inc.	212,713	4,796,678
LiveRamp Holdings, Inc. (a)	97,691	4,148,937
MAXIMUS, Inc.	91,617	6,454,418
Perspecta, Inc.	204,034	4,739,710
Sabre Corp.	408,764	3,294,638
Science Applications International Corp.	73,848	5,736,512
WEX, Inc. (a)	64,994	10,724,660
		50,878,988
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	118,220	7,567,262
Mattel, Inc. (a)	518,406	5,012,986
Polaris, Inc.	86,034	7,962,447
		20,542,695
LIFE SCIENCES TOOLS & SERVICES — 2.2%
Bio-Techne Corp.	56,959	15,041,163
Charles River Laboratories International, Inc. (a)	73,713	12,851,861
PRA Health Sciences, Inc. (a)	95,079	9,250,236
Repligen Corp. (a)	70,339	8,694,604
Syneos Health, Inc. (a)	93,448	5,443,346
		51,281,210
MACHINERY — 4.6%
AGCO Corp.	92,883	5,151,291
Colfax Corp. (a)	124,669	3,478,265
Crane Co.	73,618	4,377,326
Donaldson Co., Inc.	188,476	8,767,904
Graco, Inc.	248,061	11,904,447
ITT, Inc.	128,962	7,575,228
Kennametal, Inc. (b)	123,071	3,533,368
Lincoln Electric Holdings, Inc.	88,754	7,476,637
Middleby Corp. (a)	83,107	6,560,467
Nordson Corp.	76,436	14,500,674
Oshkosh Corp.	101,717	7,284,972
Terex Corp.	95,308	1,788,931
Timken Co.	100,919	4,590,805
Toro Co.	159,545	10,584,215
Trinity Industries, Inc.	140,844	2,998,569
Woodward, Inc. (b)	84,737	6,571,354
		107,144,453
MARINE — 0.2%
Kirby Corp. (a)	89,703	4,804,493

See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	60,606	$ 1,417,574
Cable One, Inc.	7,836	13,907,724
John Wiley & Sons, Inc. Class A	65,299	2,546,661
New York Times Co. Class A	214,756	9,026,195
TEGNA, Inc.	326,641	3,638,781
		30,536,935
METALS & MINING — 1.9%
Allegheny Technologies, Inc. (a) (b)	189,291	1,928,875
Carpenter Technology Corp.	71,413	1,733,908
Commercial Metals Co.	177,982	3,630,833
Compass Minerals International, Inc. (b)	50,153	2,444,959
Reliance Steel & Aluminum Co.	94,740	8,993,668
Royal Gold, Inc.	97,642	12,138,853
Steel Dynamics, Inc.	314,307	8,200,270
United States Steel Corp. (b)	328,525	2,371,950
Worthington Industries, Inc.	54,775	2,043,108
		43,486,424
MULTI-UTILITIES — 0.7%
Black Hills Corp.	93,276	5,285,018
MDU Resources Group, Inc.	299,639	6,645,993
NorthWestern Corp.	75,463	4,114,243
		16,045,254
MULTILINE RETAIL — 0.5%
Nordstrom, Inc. (b)	161,888	2,507,645
Ollie's Bargain Outlet Holdings, Inc. (a)	83,572	8,160,806
		10,668,451
OIL, GAS & CONSUMABLE FUELS — 1.2%
Antero Midstream Corp. (b)	420,186	2,142,949
Cimarex Energy Co.	152,561	4,193,902
CNX Resources Corp. (a)	279,585	2,418,410
EQT Corp.	381,948	4,545,181
Equitrans Midstream Corp. (b)	607,405	5,047,535
Murphy Oil Corp. (b)	218,288	3,012,374
PBF Energy, Inc. Class A (b)	152,419	1,560,771
World Fuel Services Corp.	94,657	2,438,364
WPX Energy, Inc. (a)	610,312	3,893,791
		29,253,277
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	82,512	1,741,829
Louisiana-Pacific Corp.	167,705	4,301,633
		6,043,462
PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co. (a)	81,183	2,529,662
Nu Skin Enterprises, Inc. Class A	77,534	2,964,125
		5,493,787
PHARMACEUTICALS — 1.1%
Catalent, Inc. (a)	242,592	17,781,994
Security Description	Shares	Value
Nektar Therapeutics (a) (b)	266,005	$ 6,160,676
Prestige Consumer Healthcare, Inc. (a) (b)	74,842	2,811,065
		26,753,735
PROFESSIONAL SERVICES — 1.2%
ASGN, Inc. (a)	78,473	5,232,580
CoreLogic, Inc.	118,692	7,978,476
FTI Consulting, Inc. (a)	55,469	6,353,974
Insperity, Inc.	54,498	3,527,656
ManpowerGroup, Inc.	86,771	5,965,506
		29,058,192
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	77,173	7,984,319
ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)	80,072	1,832,848
Knight-Swift Transportation Holdings, Inc. (b)	182,714	7,621,001
Landstar System, Inc.	56,986	6,400,098
Ryder System, Inc.	80,302	3,012,128
Werner Enterprises, Inc.	85,678	3,729,563
		22,595,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Cabot Microelectronics Corp.	43,394	6,055,199
Cirrus Logic, Inc. (a)	87,216	5,388,204
Cree, Inc. (a) (b)	160,983	9,528,584
Enphase Energy, Inc. (a) (b)	121,094	5,760,442
First Solar, Inc. (a) (b)	114,000	5,643,000
MKS Instruments, Inc.	81,615	9,242,083
Monolithic Power Systems, Inc.	61,653	14,611,761
Semtech Corp. (a)	97,359	5,084,087
Silicon Laboratories, Inc. (a)	65,327	6,550,338
SolarEdge Technologies, Inc. (a) (b)	74,128	10,287,484
Synaptics, Inc. (a)	50,449	3,032,994
Teradyne, Inc. (b)	247,001	20,874,054
Universal Display Corp.	63,325	9,474,686
		111,532,916
SOFTWARE — 4.1%
ACI Worldwide, Inc. (a)	173,303	4,677,448
Blackbaud, Inc.	74,190	4,234,765
CDK Global, Inc.	181,641	7,523,570
Ceridian HCM Holding, Inc. (a)	151,183	11,984,276
CommVault Systems, Inc. (a)	63,748	2,467,048
Fair Isaac Corp. (a)	43,227	18,070,615
J2 Global, Inc. (a) (b)	67,764	4,283,363
LogMeIn, Inc.	72,859	6,176,257
Manhattan Associates, Inc. (a)	94,498	8,901,712
Paylocity Holding Corp. (a) (b)	53,715	7,836,481
PTC, Inc. (a)	155,017	12,058,773
Qualys, Inc. (a)	50,063	5,207,553

See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Teradata Corp. (a)	162,191	$ 3,373,573
		96,795,434
SPECIALTY RETAIL — 2.2%
Aaron's, Inc.	100,346	4,555,708
American Eagle Outfitters, Inc.	232,542	2,534,708
AutoNation, Inc. (a)	85,979	3,231,091
Dick's Sporting Goods, Inc.	95,803	3,952,832
Five Below, Inc. (a) (b)	83,284	8,903,892
Foot Locker, Inc.	155,725	4,540,941
Murphy USA, Inc. (a)	40,998	4,615,965
RH (a) (b)	24,766	6,164,257
Sally Beauty Holdings, Inc. (a) (b)	168,684	2,113,611
Urban Outfitters, Inc. (a) (b)	103,750	1,579,075
Williams-Sonoma, Inc.	115,715	9,489,787
		51,681,867
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp. (a) (b)	190,956	3,307,358
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	65,206	5,262,124
Columbia Sportswear Co. (b)	42,488	3,423,683
Deckers Outdoor Corp. (a)	41,827	8,214,405
Skechers U.S.A., Inc. Class A (a)	203,535	6,386,928
		23,287,140
THRIFTS & MORTGAGE FINANCE — 0.7%
Essent Group, Ltd.	165,340	5,996,882
New York Community Bancorp, Inc.	693,347	7,072,139
Washington Federal, Inc.	113,109	3,035,846
		16,104,867
TRADING COMPANIES & DISTRIBUTORS — 0.9%
GATX Corp. (b)	52,134	3,179,131
MSC Industrial Direct Co., Inc. Class A	67,928	4,945,838
Univar Solutions, Inc. (a)	207,018	3,490,323
Watsco, Inc.	48,921	8,693,262
		20,308,554
WATER UTILITIES — 0.6%
Essential Utilities, Inc.	332,105	14,028,115
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	145,931	2,901,108
TOTAL COMMON STOCKS (Cost $2,372,123,930)		2,343,433,823
Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (c)	212	$ —
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	823,084	823,413
State Street Navigator Securities Lending Portfolio II (g) (h)	72,210,726	72,210,726
TOTAL SHORT-TERM INVESTMENTS (Cost $73,034,139)		73,034,139
TOTAL INVESTMENTS — 103.2% (Cost $2,445,158,069)		2,416,467,962
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(75,419,982)
NET ASSETS — 100.0%		$ 2,341,047,980
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly, SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,335,770,863	$7,662,960	$ 0(a)	$2,343,433,823
Rights	—	—	0(a)	0
Short-Term Investments	73,034,139	—	—	73,034,139
TOTAL INVESTMENTS	$2,408,805,002	$7,662,960	$ 0	$2,416,467,962
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 91,280,873	$ 90,457,661	$201	$—	823,084	$ 823,413	$ 24,659
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,540	1,329,540	3,884,458	5,213,998	—	—	—	—	1,870
State Street Navigator Securities Lending Portfolio II	—	—	348,445,524	276,234,798	—	—	72,210,726	72,210,726	296,785
State Street Navigator Securities Lending Portfolio III	22,889,111	22,889,111	83,926,748	106,815,859	—	—	—	—	131,700
Total		$24,218,651	$527,537,603	$478,722,316	$201	$—		$73,034,139	$455,014
See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	242,682	$ 9,619,915
Other Securities		26,054,592
		35,674,507
AIR FREIGHT & LOGISTICS — 0.7%
Other Securities		15,718,043
AIRLINES — 0.6%
Other Securities		12,457,616
AUTO COMPONENTS — 2.1%
Fox Factory Holding Corp. (a)	137,220	11,335,744
LCI Industries	84,167	9,677,522
Other Securities		24,362,039
		45,375,305
AUTOMOBILES — 0.3%
Other Security		7,511,005
BANKS — 7.5%
Community Bank System, Inc.	174,326	9,940,069
CVB Financial Corp.	430,744	8,072,143
Other Securities		144,404,120
		162,416,332
BEVERAGES — 0.3%
Other Securities		7,532,133
BIOTECHNOLOGY — 2.5%
Emergent BioSolutions, Inc. (a)	149,173	11,796,601
Momenta Pharmaceuticals, Inc. (a)	394,135	13,112,871
Other Securities		30,041,013
		54,950,485
BUILDING PRODUCTS — 2.7%
Simpson Manufacturing Co., Inc.	132,556	11,182,424
UFP Industries, Inc.	205,266	10,162,720
Other Securities		36,375,722
		57,720,866
CAPITAL MARKETS — 0.8%
Other Securities		16,230,463
CHEMICALS — 2.8%
Balchem Corp.	108,147	10,258,825
Quaker Chemical Corp. (b)	43,360	8,049,784
Other Securities		42,747,156
		61,055,765
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	222,922	8,092,069
UniFirst Corp.	51,194	9,161,166
Other Securities		21,456,080
		38,709,315
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.1%
Viavi Solutions, Inc. (a)	765,751	$ 9,755,668
Other Securities		13,404,693
		23,160,361
CONSTRUCTION & ENGINEERING — 0.8%
Other Securities		18,251,244
CONSTRUCTION MATERIALS — 0.1%
Other Security		1,311,523
CONSUMER FINANCE — 1.0%
Green Dot Corp. Class A (a)	163,884	8,043,427
Other Securities		12,813,973
		20,857,400
CONTAINERS & PACKAGING — 0.1%
Other Security		1,763,678
DISTRIBUTORS — 0.2%
Other Security		3,758,423
DIVERSIFIED CONSUMER SERVICES — 0.3%
Other Securities		5,835,525
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Calamos Asset Management, Inc. Class A (a)(c)	2,394	—
Other Security		3,024,725
		3,024,725
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Cogent Communications Holdings, Inc.	140,502	10,869,235
Iridium Communications, Inc. (a)	327,431	8,329,845
Other Securities		14,166,077
		33,365,157
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	136,868	9,170,156
ELECTRICAL EQUIPMENT — 0.8%
Other Securities		16,943,499
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Itron, Inc. (a)	120,044	7,952,915
Other Securities		74,022,119
		81,975,034
ENERGY EQUIPMENT & SERVICES — 1.5%
Other Securities		33,282,786
ENTERTAINMENT — 0.2%
Other Securities		5,102,906
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Agree Realty Corp. REIT (b)	180,323	11,849,024
Lexington Realty Trust REIT	928,000	9,790,400

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Other Securities		$ 149,286,496
		170,925,920
FOOD & STAPLES RETAILING — 0.6%
Other Securities		13,254,587
FOOD PRODUCTS — 1.2%
Other Securities		25,323,623
GAS UTILITIES — 0.6%
Other Securities		13,425,926
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Integer Holdings Corp. (a)	110,214	8,051,133
Merit Medical Systems, Inc. (a)	185,295	8,458,717
Neogen Corp. (a)	177,137	13,745,831
Other Securities		51,894,851
		82,150,532
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Other Securities		60,261,276
HEALTH CARE TECHNOLOGY — 1.6%
HMS Holdings Corp. (a)	295,915	9,584,687
Omnicell, Inc. (a)	142,643	10,073,449
Other Securities		14,559,471
		34,217,607
HOTELS, RESTAURANTS & LEISURE — 1.9%
Wingstop, Inc.	99,094	13,771,093
Other Securities		27,182,122
		40,953,215
HOUSEHOLD DURABLES — 2.5%
Meritage Homes Corp. (a)	118,713	9,036,434
Other Securities		44,941,377
		53,977,811
HOUSEHOLD PRODUCTS — 0.7%
WD-40 Co.	45,786	9,079,364
Other Securities		5,578,062
		14,657,426
INDUSTRIAL CONGLOMERATES — 0.1%
Other Security		2,604,108
INSURANCE — 3.1%
eHealth, Inc. (a)	86,049	8,453,454
Kinsale Capital Group, Inc.	69,242	10,747,051
Other Securities		47,874,721
		67,075,226
INTERACTIVE MEDIA & SERVICES — 0.1%
Other Securities		1,629,205
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Stamps.com, Inc. (a)	53,973	9,914,300
Other Securities		5,243,904
		15,158,204
Security Description	Shares	Value
IT SERVICES — 2.2%
Other Securities		$ 47,202,414
LEISURE EQUIPMENT & PRODUCTS — 1.0%
YETI Holdings, Inc. (a)	224,078	9,574,853
Other Securities		12,468,617
		22,043,470
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Medpace Holdings, Inc. (a)	89,934	8,365,661
NeoGenomics, Inc. (a)	367,509	11,385,429
Other Security		4,629,767
		24,380,857
MACHINERY — 5.7%
John Bean Technologies Corp.	106,370	9,149,947
Proto Labs, Inc. (a)	89,057	10,016,241
Other Securities		103,930,429
		123,096,617
MARINE — 0.2%
Other Security		4,184,522
MEDIA — 0.4%
Other Securities		9,518,697
METALS & MINING — 1.2%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	5,429	—
Other Securities		26,453,245
		26,453,245
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Other Securities		26,170,428
MULTI-UTILITIES — 0.4%
Avista Corp.	225,179	8,194,264
MULTILINE RETAIL — 0.6%
Other Securities		12,712,754
OIL, GAS & CONSUMABLE FUELS — 1.5%
Other Securities		32,004,009
PAPER & FOREST PRODUCTS — 0.8%
Other Securities		16,733,148
PERSONAL PRODUCTS — 0.5%
Other Securities		11,363,119
PHARMACEUTICALS — 1.4%
Elanco Animal Health, Inc. (a)(c)	34,895	—
Other Securities		29,814,227
		29,814,227
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	172,597	13,968,275
Other Securities		13,052,477
		27,020,752

See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Other Securities		$ 9,085,565
ROAD & RAIL — 0.9%
Saia, Inc. (a)	87,228	9,698,009
Other Securities		8,774,578
		18,472,587
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Energy Industries, Inc. (a)	128,569	8,715,692
Brooks Automation, Inc.	247,808	10,963,026
Power Integrations, Inc.	99,866	11,797,171
Other Securities		57,177,966
		88,653,855
SOFTWARE — 2.7%
Alarm.com Holdings, Inc. (a)	142,427	9,230,694
LivePerson, Inc. (a)(b)	206,573	8,558,319
SPS Commerce, Inc. (a)	116,892	8,780,927
Other Securities		32,601,810
		59,171,750
SPECIALTY RETAIL — 3.4%
Lithia Motors, Inc. Class A	74,242	11,235,042
Other Securities		63,274,944
		74,509,986
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Other Securities		4,374,804
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (a)	225,390	8,298,860
Other Securities		30,157,078
		38,455,938
THRIFTS & MORTGAGE FINANCE — 1.4%
Other Securities		31,196,945
TOBACCO — 0.3%
Other Securities		7,482,978
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	129,554	8,082,874
Other Securities		9,405,344
		17,488,218
WATER UTILITIES — 0.8%
American States Water Co.	123,869	9,739,820
Other Security		7,772,715
		17,512,535
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Other Securities		$ 8,292,619
TOTAL COMMON STOCKS (Cost $2,451,259,711)		2,164,359,221
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (a)(c)	24	—
Other Securities		18,716
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security		346
MEDIA — 0.0% (d)
Other Security		1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Other Securities		—
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e)(f)	2,059,861	2,060,685
State Street Navigator Securities Lending Portfolio II (g)(h)	91,647,196	91,647,196
TOTAL SHORT-TERM INVESTMENTS (Cost $93,707,881)		93,707,881
TOTAL INVESTMENTS — 104.1% (Cost $2,544,975,866)		2,258,087,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(89,585,724)
NET ASSETS — 100.0%		$ 2,168,501,511
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.

See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	48	09/18/2020	$3,298,597	$3,450,240	$151,643
During the period ended June 30, 2020, average notional value related to futures contracts was $2,138,700
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,164,359,088	$ 133	$ 0(a)	$2,164,359,221
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	93,707,881	—	—	93,707,881
TOTAL INVESTMENTS	$2,258,066,969	$20,266	$ 0	$2,258,087,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	151,643	—	—	151,643
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 151,643	$ —	$—	$ 151,643
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,258,218,612	$20,266	$—	$2,258,238,878
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 87,189,215	$ 85,129,826	$1,296	$—	2,059,861	$ 2,060,685	$ 39,627
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio II	—	—	356,679,371	265,032,175	—	—	91,647,196	91,647,196	857,006
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	137,004,206	173,122,216	—	—	—	—	517,905
Total		$37,892,273	$592,174,744	$536,360,432	$1,296	$—		$93,707,881	$1,423,848
See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
Other Securities		$ 58,543,255
AIR FREIGHT & LOGISTICS — 0.5%
Other Securities		17,897,690
AIRLINES — 0.2%
Other Securities		6,828,507
AUTO COMPONENTS — 0.2%
Other Securities		7,515,897
AUTOMOBILES — 0.2%
Other Securities		8,077,454
BANKS — 3.9%
Bank of America Corp.	952,048	22,611,140
JPMorgan Chase & Co.	371,552	34,948,181
Other Securities		73,304,222
		130,863,543
BEVERAGES — 1.6%
Coca-Cola Co.	467,459	20,886,068
PepsiCo, Inc.	169,026	22,355,379
Other Securities		9,828,332
		53,069,779
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	213,625	20,973,703
Amgen, Inc.	72,146	17,016,356
Other Securities		43,137,574
		81,127,633
BUILDING PRODUCTS — 0.5%
Other Securities		17,446,094
CAPITAL MARKETS — 2.7%
State Street Corp. (a)	43,065	2,736,781
Other Securities		87,919,706
		90,656,487
CHEMICALS — 1.9%
Other Securities		62,748,429
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Other Securities		17,237,067
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	514,145	23,979,723
Other Securities		9,652,357
		33,632,080
CONSTRUCTION & ENGINEERING — 0.2%
Other Securities		4,886,296
CONSTRUCTION MATERIALS — 0.1%
Other Securities		3,852,280
CONSUMER FINANCE — 0.5%
Other Securities		16,486,050
CONTAINERS & PACKAGING — 0.4%
Other Securities		12,425,110
Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Other Securities		$ 3,953,390
DIVERSIFIED CONSUMER SERVICES — 0.1%
Other Securities		2,957,877
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (b)	237,414	42,380,773
Calamos Asset Management, Inc. Class A (b)(c)	340	—
Other Securities		544,725
		42,925,498
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	868,722	26,261,466
Verizon Communications, Inc.	501,135	27,627,573
Other Securities		2,479,221
		56,368,260
ELECTRIC UTILITIES — 1.8%
NextEra Energy, Inc.	59,335	14,250,487
Other Securities		47,259,772
		61,510,259
ELECTRICAL EQUIPMENT — 0.5%
Other Securities		18,411,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Other Securities		27,359,694
ENERGY EQUIPMENT & SERVICES — 0.2%
Other Securities		8,139,682
ENTERTAINMENT — 1.9%
Netflix, Inc. (b)	53,093	24,159,439
Walt Disney Co.	218,391	24,352,780
Other Securities		14,913,400
		63,425,619
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
American Tower Corp. REIT	53,743	13,894,715
Other Securities		95,947,131
		109,841,846
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	53,576	16,244,779
Walmart, Inc.	171,824	20,581,079
Other Securities		12,852,584
		49,678,442
FOOD PRODUCTS — 1.2%
Other Securities		39,688,311
GAS UTILITIES — 0.1%
Other Securities		4,816,630

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	214,352	$ 19,598,203
Medtronic PLC	162,559	14,906,660
Other Securities		93,184,049
		127,688,912
HEALTH CARE PROVIDERS & SERVICES — 2.8%
UnitedHealth Group, Inc.	115,091	33,946,090
Other Securities		61,709,434
		95,655,524
HEALTH CARE TECHNOLOGY — 0.1%
Other Securities		3,817,421
HOTELS, RESTAURANTS & LEISURE — 1.7%
McDonald's Corp.	91,385	16,857,791
Other Securities		39,273,102
		56,130,893
HOUSEHOLD DURABLES — 0.5%
Other Securities		16,263,229
HOUSEHOLD PRODUCTS — 1.7%
Procter & Gamble Co.	302,182	36,131,902
Other Securities		20,086,541
		56,218,443
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
Other Security		1,142,783
INDUSTRIAL CONGLOMERATES — 1.1%
Other Securities		36,429,507
INSURANCE — 2.1%
Other Securities		71,181,249
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class C (b)	35,680	50,437,605
Alphabet, Inc. Class A (b)	36,567	51,853,834
Facebook, Inc. Class A (b)	292,105	66,328,282
Other Securities		3,177,202
		171,796,923
INTERNET & DIRECT MARKETING RETAIL — 4.6%
Amazon.com, Inc. (b)	50,954	140,572,914
Other Securities		16,290,103
		156,863,017
IT SERVICES — 5.4%
Accenture PLC Class A	77,007	16,534,943
Mastercard, Inc. Class A	107,767	31,866,702
PayPal Holdings, Inc. (b)	142,362	24,803,731
Visa, Inc. Class A	205,752	39,745,114
Other Securities		71,595,328
		184,545,818
Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities		$ 3,649,195
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Thermo Fisher Scientific, Inc.	47,868	17,344,491
Other Securities		24,064,130
		41,408,621
MACHINERY — 1.8%
Other Securities		60,255,637
MARINE — 0.0% (d)
Other Securities		515,526
MEDIA — 1.2%
Comcast Corp. Class A	550,386	21,454,046
Other Securities		20,541,812
		41,995,858
METALS & MINING — 0.4%
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	929	—
Other Securities		14,353,188
		14,353,188
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Other Securities		914,752
MULTI-UTILITIES — 0.9%
Other Securities		31,859,558
MULTILINE RETAIL — 0.5%
Other Securities		17,663,710
OIL, GAS & CONSUMABLE FUELS — 2.5%
Chevron Corp.	226,192	20,183,112
Exxon Mobil Corp.	512,904	22,937,067
Other Securities		41,824,898
		84,945,077
PAPER & FOREST PRODUCTS — 0.0% (d)
Other Securities		1,173,608
PERSONAL PRODUCTS — 0.2%
Other Securities		6,174,793
PHARMACEUTICALS — 4.0%
Bristol-Myers Squibb Co.	275,881	16,221,803
Elanco Animal Health, Inc. (b)(c)	6,058	—
Eli Lilly & Co.	102,236	16,785,106
Johnson & Johnson	319,490	44,929,879
Merck & Co., Inc.	308,718	23,873,163
Pfizer, Inc.	670,710	21,932,217
Other Securities		13,308,747
		137,050,915
PROFESSIONAL SERVICES — 0.4%
Other Securities		14,217,511

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Other Securities		$ 2,817,622
ROAD & RAIL — 1.0%
Union Pacific Corp.	82,137	13,886,903
Other Securities		19,513,559
		33,400,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Broadcom, Inc.	48,086	15,176,422
Intel Corp.	516,256	30,887,596
NVIDIA Corp.	74,226	28,199,200
Texas Instruments, Inc.	111,068	14,102,304
Other Securities		72,758,957
		161,124,479
SOFTWARE — 8.9%
Adobe, Inc. (b)	58,620	25,517,872
Microsoft Corp.	921,604	187,555,630
Oracle Corp.	253,801	14,027,581
salesforce.com, Inc. (b)	109,902	20,587,942
Other Securities		54,157,899
		301,846,924
SPECIALTY RETAIL — 2.4%
Home Depot, Inc.	130,462	32,682,036
Other Securities		49,448,742
		82,130,778
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
Apple, Inc.	495,110	180,616,128
Other Securities		9,603,357
		190,219,485
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	151,023	14,807,805
Other Securities		8,021,563
		22,829,368
THRIFTS & MORTGAGE FINANCE — 0.1%
Other Securities		2,506,748
TOBACCO — 0.7%
Other Securities		22,302,360
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Other Securities		8,025,336
WATER UTILITIES — 0.1%
Other Securities		4,561,225
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Other Securities		7,495,434
TOTAL COMMON STOCKS (Cost $3,266,309,344)		3,385,542,865
Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (d)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Other Security (Cost: $14)		$ 26
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
Other Security (Cost: $150)		159
TOTAL PREFERRED STOCKS (Cost $164)		185
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Other Security		2,080
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
Other Security		74
MEDIA — 0.0% (d)
Other Security		132
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Other Security		7,726
TOTAL RIGHTS (Cost $19,095)		10,012
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Other Securities		—
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e)(f)	3,411,166	3,412,531
State Street Navigator Securities Lending Portfolio II (a)(g)	7,437,155	7,437,155
TOTAL SHORT-TERM INVESTMENTS (Cost $10,849,380)		10,849,686
TOTAL INVESTMENTS — 100.1% (Cost $3,277,177,983)		3,396,402,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,445,570)
NET ASSETS — 100.0%		$ 3,391,957,178

See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	09/18/2020	$7,316,233	$7,416,480	$100,247
E-Mini Russell 2000 Index (long)	1	09/18/2020	68,992	71,880	2,888
E-mini S&P MidCap 400 Index (long)	3	09/18/2020	518,162	533,730	15,568
Total unrealized appreciation/depreciation on open futures contracts.					$118,703
During the period ended June 30, 2020, average notional value related to futures contracts was $9,069,822.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,384,894,634	$648,231	$ 0(a)	$3,385,542,865
Preferred Stocks	185	—	—	185
Rights	7,726	2,286	—	10,012
Warrants	—	0(b)	—	0
Short-Term Investments	10,849,686	—	—	10,849,686
TOTAL INVESTMENTS	$3,395,752,231	$650,517	$ 0	$3,396,402,748
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	118,703	—	—	118,703
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 118,703	$ —	$—	$ 118,703
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,395,870,934	$650,517	$—	$3,396,521,451
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	—	$ —	$ 4,414,736	$ 839,974	$(129,147)	$(708,834)	43,065	$ 2,736,781	$ 44,404
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	142,704,830	139,281,828	(10,777)	306	3,411,166	3,412,531	121,145
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,765
State Street Navigator Securities Lending Portfolio II	—	—	113,289,493	105,852,338	—	—	7,437,155	7,437,155	165,358
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	57,854,195	70,260,405	—	—	—	—	120,544
Total		$20,962,575	$335,429,257	$341,956,913	$(139,924)	$(708,528)		$13,586,467	$481,216
See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.	121,712	$ 22,309,810
Howmet Aerospace, Inc.	101,203	1,604,068
Huntington Ingalls Industries, Inc.	12,144	2,119,007
L3Harris Technologies, Inc.	112,626	19,109,253
Lockheed Martin Corp.	127,889	46,669,254
Northrop Grumman Corp.	80,403	24,719,098
Raytheon Technologies Corp.	403,444	24,860,219
Teledyne Technologies, Inc. (a)	18,900	5,876,955
TransDigm Group, Inc.	25,822	11,414,615
		158,682,279
AIR FREIGHT & LOGISTICS — 0.3%
Expeditors International of Washington, Inc.	46,120	3,506,965
United Parcel Service, Inc. Class B	163,733	18,203,835
		21,710,800
BANKS — 1.0%
First Republic Bank	42,932	4,550,362
JPMorgan Chase & Co.	758,582	71,352,223
SVB Financial Group (a)	17,392	3,748,498
		79,651,083
BEVERAGES — 1.2%
Brown-Forman Corp. Class B	95,146	6,056,995
Coca-Cola Co.	801,331	35,803,469
Monster Beverage Corp. (a)	129,888	9,003,836
PepsiCo, Inc.	345,400	45,682,604
		96,546,904
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	485,427	47,659,223
Alexion Pharmaceuticals, Inc. (a)	67,053	7,526,029
Amgen, Inc.	179,908	42,433,101
Incyte Corp. (a)	93,018	9,671,081
Regeneron Pharmaceuticals, Inc. (a)	35,125	21,905,706
Vertex Pharmaceuticals, Inc. (a)	133,504	38,757,546
		167,952,686
BUILDING PRODUCTS — 0.4%
Allegion PLC	48,808	4,989,154
Carrier Global Corp.	225,165	5,003,166
Fortune Brands Home & Security, Inc.	73,287	4,685,238
Masco Corp.	137,630	6,910,402
Trane Technologies PLC	77,614	6,906,094
		28,494,054
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	41,346	6,203,554
BlackRock, Inc.	40,697	22,142,831
Cboe Global Markets, Inc.	57,520	5,365,466
Charles Schwab Corp.	435,829	14,704,870
CME Group, Inc.	94,547	15,367,669
Intercontinental Exchange, Inc.	156,004	14,289,966
MarketAxess Holdings, Inc.	19,562	9,798,997
Security Description	Shares	Value
Moody's Corp.	84,079	$ 23,099,024
MSCI, Inc.	44,123	14,729,140
Nasdaq, Inc.	28,140	3,361,886
S&P Global, Inc.	125,037	41,197,191
T Rowe Price Group, Inc.	87,371	10,790,318
		181,050,912
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	114,671	27,688,460
Celanese Corp.	61,248	5,288,152
Dow, Inc.	383,227	15,620,333
Ecolab, Inc.	65,887	13,108,219
FMC Corp.	67,528	6,727,139
Linde PLC	193,394	41,020,801
PPG Industries, Inc.	63,124	6,694,931
Sherwin-Williams Co.	41,928	24,228,095
		140,376,130
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	43,429	11,567,748
Copart, Inc. (a)	106,804	8,893,569
Republic Services, Inc.	50,303	4,127,361
Rollins, Inc. (b)	34,759	1,473,434
Waste Management, Inc.	116,748	12,364,781
		38,426,893
COMMUNICATIONS EQUIPMENT — 0.2%
Arista Networks, Inc. (a)	28,285	5,940,699
Motorola Solutions, Inc.	88,172	12,355,542
		18,296,241
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	32,902	1,290,745
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	32,361	6,684,812
Vulcan Materials Co.	69,734	8,078,684
		14,763,496
CONSUMER FINANCE — 0.4%
American Express Co.	205,266	19,541,323
Discover Financial Services	98,500	4,933,865
Synchrony Financial	278,426	6,169,920
		30,645,108
CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	31,188	3,558,239
Ball Corp.	120,934	8,403,704
		11,961,943
DISTRIBUTORS — 0.0% (c)
LKQ Corp. (a)	83,679	2,192,390
ELECTRIC UTILITIES — 0.5%
NextEra Energy, Inc.	134,827	32,381,401
NRG Energy, Inc.	126,613	4,122,519
		36,503,920

See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	119,531	$ 10,682,486
Emerson Electric Co.	167,404	10,384,070
Rockwell Automation, Inc.	33,827	7,205,151
		28,271,707
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	153,190	14,677,134
CDW Corp.	74,825	8,693,168
Corning, Inc.	188,744	4,888,470
FLIR Systems, Inc.	34,125	1,384,451
IPG Photonics Corp. (a)	9,683	1,553,056
Keysight Technologies, Inc. (a)	98,246	9,901,232
TE Connectivity, Ltd.	85,505	6,972,933
Zebra Technologies Corp. Class A (a)	27,588	7,061,149
		55,131,593
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
National Oilwell Varco, Inc.	62,798	769,275
ENTERTAINMENT — 2.4%
Electronic Arts, Inc. (a)	79,409	10,485,958
Live Nation Entertainment, Inc. (a)	49,354	2,187,863
Netflix, Inc. (a)	227,473	103,509,314
Take-Two Interactive Software, Inc. (a)	59,398	8,290,179
Walt Disney Co.	571,734	63,754,058
		188,227,372
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	33,943	5,507,252
American Tower Corp. REIT	230,191	59,513,581
Boston Properties, Inc. REIT	32,717	2,956,962
Crown Castle International Corp. REIT	125,270	20,963,934
Duke Realty Corp. REIT	113,132	4,003,741
Equinix, Inc. REIT	45,779	32,150,592
Essex Property Trust, Inc. REIT	17,345	3,974,954
Extra Space Storage, Inc. REIT	39,081	3,609,912
Federal Realty Investment Trust REIT	15,045	1,281,984
Healthpeak Properties, Inc. REIT	121,603	3,351,379
Mid-America Apartment Communities, Inc. REIT	27,171	3,115,699
Prologis, Inc. REIT	217,811	20,328,301
Public Storage REIT	34,739	6,666,067
Realty Income Corp. REIT	77,283	4,598,338
SBA Communications Corp. REIT	58,111	17,312,429
Simon Property Group, Inc. REIT	63,918	4,370,713
UDR, Inc. REIT	71,591	2,676,072
		196,381,910
FOOD & STAPLES RETAILING — 0.6%
Costco Wholesale Corp.	135,396	41,053,421
Security Description	Shares	Value
Sysco Corp.	119,963	$ 6,557,178
		47,610,599
FOOD PRODUCTS — 0.3%
Campbell Soup Co.	38,771	1,924,205
Hershey Co.	52,195	6,765,516
Lamb Weston Holdings, Inc.	42,086	2,690,558
McCormick & Co., Inc.	32,567	5,842,845
Tyson Foods, Inc. Class A	73,981	4,417,406
		21,640,530
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	532,671	48,702,110
ABIOMED, Inc. (a)	13,594	3,283,767
Align Technology, Inc. (a)	36,958	10,142,754
Baxter International, Inc.	119,962	10,328,728
Boston Scientific Corp. (a)	425,941	14,954,788
Cooper Cos., Inc.	14,558	4,129,231
Danaher Corp.	209,180	36,989,299
DENTSPLY SIRONA, Inc.	61,137	2,693,696
DexCom, Inc. (a)	47,425	19,226,095
Edwards Lifesciences Corp. (a)	321,319	22,206,356
Hologic, Inc. (a)	72,378	4,125,546
IDEXX Laboratories, Inc. (a)	44,393	14,656,793
Intuitive Surgical, Inc. (a)	59,982	34,179,543
ResMed, Inc.	74,788	14,359,296
STERIS PLC	24,127	3,702,047
Stryker Corp.	110,188	19,854,776
Teleflex, Inc.	23,852	8,681,651
Varian Medical Systems, Inc. (a)	25,734	3,152,930
West Pharmaceutical Services, Inc.	38,502	8,746,499
		284,115,905
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	99,379	6,812,430
HOTELS, RESTAURANTS & LEISURE — 1.8%
Chipotle Mexican Grill, Inc. (a)	13,206	13,897,466
Darden Restaurants, Inc.	29,244	2,215,818
Domino's Pizza, Inc.	20,010	7,392,494
Hilton Worldwide Holdings, Inc.	143,830	10,564,314
Las Vegas Sands Corp.	100,709	4,586,288
Marriott International, Inc. Class A	139,647	11,971,937
McDonald's Corp.	169,649	31,295,151
MGM Resorts International	155,998	2,620,766
Starbucks Corp.	605,714	44,574,493
Wynn Resorts, Ltd.	50,154	3,735,972
Yum! Brands, Inc.	156,068	13,563,870
		146,418,569
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	171,665	9,518,824
Garmin, Ltd.	75,068	7,319,130
Leggett & Platt, Inc.	45,493	1,599,079
NVR, Inc. (a)	1,781	5,803,834

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
PulteGroup, Inc.	133,376	$ 4,538,785
		28,779,652
HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	69,534	5,374,978
Colgate-Palmolive Co.	201,352	14,751,048
Kimberly-Clark Corp.	86,580	12,238,083
Procter & Gamble Co.	744,292	88,994,994
		121,359,103
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	167,474	24,215,066
Roper Technologies, Inc.	54,217	21,050,292
		45,265,358
INSURANCE — 0.8%
Aon PLC Class A	75,364	14,515,106
Arthur J Gallagher & Co.	49,595	4,835,017
Cincinnati Financial Corp.	36,167	2,315,773
Marsh & McLennan Cos., Inc.	159,701	17,147,096
Progressive Corp.	184,534	14,783,019
Willis Towers Watson PLC	32,149	6,331,746
		59,927,757
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A (a)	155,624	220,682,613
Alphabet, Inc. Class C (a)	151,691	214,431,914
Facebook, Inc. Class A (a)	1,247,109	283,181,041
		718,295,568
INTERNET & DIRECT MARKETING RETAIL — 8.2%
Amazon.com, Inc. (a)	217,341	599,604,698
Booking Holdings, Inc. (a)	21,171	33,711,430
eBay, Inc.	345,028	18,096,718
		651,412,846
IT SERVICES — 7.2%
Accenture PLC Class A	207,545	44,564,062
Akamai Technologies, Inc. (a)	60,585	6,488,048
Automatic Data Processing, Inc.	138,085	20,559,476
Broadridge Financial Solutions, Inc.	42,062	5,307,804
Fiserv, Inc. (a)	291,682	28,473,997
FleetCor Technologies, Inc. (a)	43,342	10,901,813
Gartner, Inc. (a)	46,483	5,639,782
Global Payments, Inc.	76,083	12,905,198
Jack Henry & Associates, Inc.	20,638	3,798,011
Leidos Holdings, Inc.	34,868	3,266,086
Mastercard, Inc. Class A	458,334	135,529,364
Paychex, Inc.	112,075	8,489,681
PayPal Holdings, Inc. (a)	609,463	106,186,738
VeriSign, Inc. (a)	28,536	5,902,101
Visa, Inc. Class A	875,011	169,025,875
Western Union Co.	218,719	4,728,705
		571,766,741
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	91,984	8,128,626
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	7,940	$ 3,584,831
Illumina, Inc. (a)	45,559	16,872,776
IQVIA Holdings, Inc. (a)	63,540	9,015,055
Mettler-Toledo International, Inc. (a)	7,913	6,374,317
PerkinElmer, Inc.	32,692	3,206,758
Thermo Fisher Scientific, Inc.	204,777	74,198,898
Waters Corp. (a)	19,933	3,595,913
		124,977,174
MACHINERY — 1.3%
Caterpillar, Inc.	166,408	21,050,612
Cummins, Inc.	48,254	8,360,488
Deere & Co.	95,685	15,036,898
Dover Corp.	45,093	4,354,180
IDEX Corp.	22,200	3,508,488
Illinois Tool Works, Inc.	91,654	16,025,702
Ingersoll Rand, Inc. (a)	130,861	3,679,811
Otis Worldwide Corp.	112,465	6,394,760
PACCAR, Inc.	180,411	13,503,763
Parker-Hannifin Corp.	36,510	6,691,188
Xylem, Inc.	55,757	3,621,975
		102,227,865
MEDIA — 1.1%
Charter Communications, Inc. Class A (a)	78,074	39,820,863
Comcast Corp. Class A	1,321,702	51,519,944
		91,340,807
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	421,748	4,879,624
MULTI-UTILITIES — 0.1%
Sempra Energy	66,459	7,790,989
MULTILINE RETAIL — 0.6%
Dollar General Corp.	130,538	24,868,794
Target Corp.	165,908	19,897,347
		44,766,141
OIL, GAS & CONSUMABLE FUELS — 0.7%
Apache Corp.	121,932	1,646,082
Cabot Oil & Gas Corp.	133,932	2,300,952
ConocoPhillips	556,138	23,368,919
EOG Resources, Inc.	151,823	7,691,353
Hess Corp.	135,190	7,004,194
Phillips 66	113,193	8,138,577
Pioneer Natural Resources Co.	53,415	5,218,645
		55,368,722
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	73,216	327,276
Estee Lauder Cos., Inc. Class A	115,331	21,760,653
		22,087,929
PHARMACEUTICALS — 3.1%
Bristol-Myers Squibb Co.	645,491	37,954,871
Eli Lilly & Co.	240,121	39,423,066
Johnson & Johnson	573,792	80,692,369

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Merck & Co., Inc.	720,050	$ 55,681,466
Zoetis, Inc.	246,285	33,750,896
		247,502,668
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	38,166	6,559,972
IHS Markit, Ltd.	152,585	11,520,167
Verisk Analytics, Inc.	58,319	9,925,894
		28,006,033
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	175,070	7,916,665
ROAD & RAIL — 1.0%
CSX Corp.	198,599	13,850,294
JB Hunt Transport Services, Inc.	25,887	3,115,242
Kansas City Southern	49,232	7,349,845
Norfolk Southern Corp.	71,698	12,588,018
Old Dominion Freight Line, Inc.	49,572	8,406,915
Union Pacific Corp.	218,180	36,887,693
		82,198,007
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.9%
Advanced Micro Devices, Inc. (a)	607,553	31,963,363
Analog Devices, Inc.	190,772	23,396,278
Applied Materials, Inc.	475,254	28,729,104
Broadcom, Inc.	206,423	65,149,163
Intel Corp.	1,251,613	74,884,006
KLA Corp.	80,469	15,649,611
Lam Research Corp.	75,545	24,435,786
Maxim Integrated Products, Inc.	62,303	3,776,185
Microchip Technology, Inc. (b)	124,683	13,130,367
Micron Technology, Inc. (a)	574,741	29,610,656
NVIDIA Corp.	318,026	120,821,258
Qorvo, Inc. (a)	60,537	6,691,155
QUALCOMM, Inc.	583,383	53,210,363
Skyworks Solutions, Inc.	50,122	6,408,599
Texas Instruments, Inc.	295,170	37,477,735
Xilinx, Inc.	78,152	7,689,375
		543,023,004
SOFTWARE — 15.4%
Adobe, Inc. (a)	249,861	108,766,992
ANSYS, Inc. (a)	44,269	12,914,595
Autodesk, Inc. (a)	114,094	27,290,144
Cadence Design Systems, Inc. (a)	144,936	13,908,059
Citrix Systems, Inc.	30,873	4,566,425
Fortinet, Inc. (a)	69,996	9,608,351
Intuit, Inc.	135,250	40,059,697
Microsoft Corp.	3,933,265	800,458,760
NortonLifeLock, Inc.	174,308	3,456,528
Oracle Corp.	647,591	35,792,355
Paycom Software, Inc. (a)	25,377	7,860,018
salesforce.com, Inc. (a)	467,274	87,534,438
ServiceNow, Inc. (a)	97,968	39,682,918
Synopsys, Inc. (a)	78,257	15,260,115
Security Description	Shares	Value
Tyler Technologies, Inc. (a)	20,620	$ 7,152,666
		1,214,312,061
SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	12,074	13,620,921
CarMax, Inc. (a)	85,557	7,661,629
Home Depot, Inc.	396,101	99,227,262
Lowe's Cos., Inc.	258,502	34,928,790
O'Reilly Automotive, Inc. (a)	38,525	16,244,837
Ross Stores, Inc.	184,188	15,700,185
Tiffany & Co.	56,451	6,883,635
TJX Cos., Inc.	621,268	31,411,310
Tractor Supply Co.	29,267	3,857,098
Ulta Beauty, Inc. (a)	15,996	3,253,906
		232,789,573
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.8%
Apple, Inc.	2,112,991	770,819,117
NetApp, Inc.	55,243	2,451,132
Seagate Technology PLC	70,228	3,399,738
Xerox Holdings Corp.	97,415	1,489,475
		778,159,462
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
NIKE, Inc. Class B	430,975	42,257,099
VF Corp.	87,618	5,339,441
		47,596,540
TOBACCO — 0.5%
Altria Group, Inc.	376,503	14,777,743
Philip Morris International, Inc.	354,665	24,847,830
		39,625,573
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	209,134	8,959,300
United Rentals, Inc. (a)	37,489	5,587,361
		14,546,661
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	46,795	6,020,645
TOTAL COMMON STOCKS (Cost $6,980,995,217)		7,895,868,642
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e) (Cost $4,022,815)	4,021,206	4,022,815
TOTAL INVESTMENTS — 100.0% (Cost $6,985,018,032)		7,899,891,457
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		3,300,273
NET ASSETS — 100.0%		$ 7,903,191,730
(a)	Non-income producing security.

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,895,868,642	$—	$—	$7,895,868,642
Short-Term Investment	4,022,815	—	—	4,022,815
TOTAL INVESTMENTS	$7,899,891,457	$—	$—	$7,899,891,457
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$133,827,881	$129,792,051	$(13,015)	$—	4,021,206	$4,022,815	$ 84,415
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,566,431	2,566,431	32,586,508	35,152,939	—	—	—	—	18,823
State Street Navigator Securities Lending Portfolio II	—	—	42,155,348	42,155,348	—	—	—	—	7,546
State Street Navigator Securities Lending Portfolio III	—	—	6,028,174	6,028,174	—	—	—	—	729
Total		$2,566,431	$214,597,911	$213,128,512	$(13,015)	$—		$4,022,815	$111,513
See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BANKS — 6.9%
Huntington Bancshares, Inc.	2,953,686	$ 26,686,553
KeyCorp	2,100,843	25,588,268
People's United Financial, Inc.	2,556,733	29,581,401
Regions Financial Corp.	2,577,869	28,665,903
Wells Fargo & Co.	851,902	21,808,691
		132,330,816
BEVERAGES — 0.0% (a)
Molson Coors Beverage Co. Class B	508	17,455
BIOTECHNOLOGY — 5.1%
AbbVie, Inc.	485,134	47,630,456
Gilead Sciences, Inc.	641,693	49,371,860
		97,002,316
CAPITAL MARKETS — 3.0%
Franklin Resources, Inc.	1,604,339	33,642,989
Invesco, Ltd.	2,230,293	23,997,953
		57,640,942
CHEMICALS — 3.4%
Dow, Inc.	835,691	34,062,765
LyondellBasell Industries NV Class A	477,019	31,349,689
		65,412,454
CONTAINERS & PACKAGING — 5.2%
Amcor PLC	3,863,191	39,443,180
International Paper Co.	930,976	32,779,665
Westrock Co.	989,896	27,974,461
		100,197,306
DIVERSIFIED CONSUMER SERVICES — 1.3%
H&R Block, Inc.	1,692,749	24,172,456
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
AT&T, Inc.	1,052,600	31,820,098
CenturyLink, Inc. (b)	2,754,938	27,632,028
Verizon Communications, Inc.	672,300	37,063,899
		96,516,025
ELECTRIC UTILITIES — 7.9%
Duke Energy Corp.	420,914	33,626,819
Edison International	526,850	28,613,224
FirstEnergy Corp.	802,949	31,138,362
PPL Corp.	1,109,357	28,665,785
Southern Co.	583,634	30,261,423
		152,305,613
ENERGY EQUIPMENT & SERVICES — 1.1%
Schlumberger, Ltd.	1,132,955	20,835,042
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.1%
Crown Castle International Corp. REIT	270,349	45,242,905
Security Description	Shares	Value
Digital Realty Trust, Inc. REIT	315,921	$ 44,895,533
Healthpeak Properties, Inc. REIT	1,095,256	30,185,255
Host Hotels & Resorts, Inc. REIT	1,671	18,030
Iron Mountain, Inc. REIT (b)	1,284,420	33,523,362
Realty Income Corp. REIT	525,365	31,259,218
Regency Centers Corp. REIT	635,358	29,156,579
Simon Property Group, Inc. REIT	279,830	19,134,775
SL Green Realty Corp. REIT	434,050	21,394,325
Ventas, Inc. REIT	688,799	25,223,819
Vornado Realty Trust REIT	602,098	23,006,165
Welltower, Inc. REIT	466,051	24,118,139
		327,158,105
FOOD PRODUCTS — 6.7%
General Mills, Inc.	754,497	46,514,740
Kellogg Co.	584,426	38,607,181
Kraft Heinz Co.	1,332,621	42,497,284
		127,619,205
HEALTH CARE PROVIDERS & SERVICES — 2.1%
Cardinal Health, Inc.	752,959	39,296,930
HOUSEHOLD DURABLES — 1.7%
Newell Brands, Inc.	2,037,467	32,354,976
INSURANCE — 5.7%
MetLife, Inc.	790,414	28,865,919
Principal Financial Group, Inc.	745,467	30,966,699
Prudential Financial, Inc.	433,372	26,392,355
Unum Group	1,442,169	23,925,584
		110,150,557
IT SERVICES — 1.8%
International Business Machines Corp.	288,306	34,818,716
MEDIA — 1.5%
Interpublic Group of Cos., Inc.	1,731,071	29,705,178
MULTI-UTILITIES — 3.5%
CenterPoint Energy, Inc.	1,531,524	28,593,553
Dominion Energy, Inc.	482,411	39,162,125
		67,755,678
OIL, GAS & CONSUMABLE FUELS — 10.3%
Chevron Corp.	362,354	32,332,847
Exxon Mobil Corp.	611,052	27,326,245
Kinder Morgan, Inc.	1,879,586	28,513,320
Occidental Petroleum Corp.	676	12,371
ONEOK, Inc.	541,522	17,989,361
Phillips 66	403,908	29,040,985
Valero Energy Corp.	453,988	26,703,574
Williams Cos., Inc.	1,826,236	34,735,009
		196,653,712
PHARMACEUTICALS — 1.7%
Pfizer, Inc.	1,017,715	33,279,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Broadcom, Inc.	125,059	39,469,871

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Seagate Technology PLC	640,954	$ 31,028,583
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Hanesbrands, Inc.	2,843,851	32,107,078
TOBACCO — 3.4%
Altria Group, Inc.	806,437	31,652,652
Philip Morris International, Inc.	470,444	32,959,307
		64,611,959
TOTAL COMMON STOCKS (Cost $2,249,063,385)		1,912,440,253
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	3,761,467	3,762,972
State Street Navigator Securities Lending Portfolio II (e) (f)	14,914,753	14,914,753
TOTAL SHORT-TERM INVESTMENTS (Cost $18,677,725)		18,677,725
TOTAL INVESTMENTS — 100.8% (Cost $2,267,741,110)		1,931,117,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(14,811,196)
NET ASSETS — 100.0%		$ 1,916,306,782

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,912,440,253	$—	$—	$1,912,440,253
Short-Term Investments	18,677,725	—	—	18,677,725
TOTAL INVESTMENTS	$1,931,117,978	$—	$—	$1,931,117,978
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$167,139,342	$163,386,069	$9,699	$—	3,761,467	$ 3,762,972	$ 28,486
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,058,759	3,058,759	7,816,910	10,875,669	—	—	—	—	4,399
State Street Navigator Securities Lending Portfolio II	—	—	273,411,919	258,497,166	—	—	14,914,753	14,914,753	72,910
State Street Navigator Securities Lending Portfolio III	19,250	19,250	124,559,853	124,579,103	—	—	—	—	33,929
Total		$3,078,009	$572,928,024	$557,338,007	$9,699	$—		$18,677,725	$139,724
See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.	136,636	$ 25,045,379
General Dynamics Corp.	106,063	15,852,176
Howmet Aerospace, Inc.	88,373	1,400,712
Huntington Ingalls Industries, Inc.	7,504	1,309,373
Raytheon Technologies Corp.	314,661	19,389,411
Textron, Inc.	104,219	3,429,847
		66,426,898
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	61,751	4,882,034
Expeditors International of Washington, Inc.	37,111	2,821,920
FedEx Corp.	109,925	15,413,684
United Parcel Service, Inc. Class B	176,739	19,649,842
		42,767,480
AIRLINES — 0.5%
Alaska Air Group, Inc.	56,127	2,035,165
American Airlines Group, Inc. (a)	226,786	2,964,093
Delta Air Lines, Inc.	259,157	7,269,354
Southwest Airlines Co.	240,421	8,217,590
United Airlines Holdings, Inc. (b)	114,760	3,971,843
		24,458,045
AUTO COMPONENTS — 0.3%
Aptiv PLC	116,367	9,067,317
BorgWarner, Inc.	94,306	3,329,002
		12,396,319
AUTOMOBILES — 0.5%
Ford Motor Co.	1,775,127	10,792,772
General Motors Co.	576,348	14,581,605
		25,374,377
BANKS — 7.5%
Bank of America Corp.	3,555,674	84,447,257
Citigroup, Inc.	947,615	48,423,126
Citizens Financial Group, Inc.	192,431	4,856,958
Comerica, Inc.	63,489	2,418,931
Fifth Third Bancorp	323,542	6,237,890
First Republic Bank	39,212	4,156,080
Huntington Bancshares, Inc.	457,226	4,131,037
JPMorgan Chase & Co.	721,411	67,855,919
KeyCorp	448,667	5,464,764
M&T Bank Corp.	58,506	6,082,869
People's United Financial, Inc.	193,881	2,243,203
PNC Financial Services Group, Inc.	193,651	20,374,022
Regions Financial Corp.	439,613	4,888,497
SVB Financial Group (b)	8,703	1,875,758
Truist Financial Corp.	614,213	23,063,698
US Bancorp	625,760	23,040,483
Wells Fargo & Co.	1,698,140	43,472,384
Zions Bancorp NA	74,837	2,544,458
		355,577,334
Security Description	Shares	Value
BEVERAGES — 2.3%
Coca-Cola Co.	1,055,683	$ 47,167,916
Constellation Brands, Inc. Class A	76,728	13,423,564
Molson Coors Beverage Co. Class B	85,570	2,940,185
Monster Beverage Corp. (b)	55,527	3,849,132
PepsiCo, Inc.	328,385	43,432,200
		110,812,997
BIOTECHNOLOGY — 3.0%
AbbVie, Inc.	377,031	37,016,904
Alexion Pharmaceuticals, Inc. (b)	42,413	4,760,435
Amgen, Inc.	110,139	25,977,384
Biogen, Inc. (b)	74,503	19,933,278
Gilead Sciences, Inc.	570,746	43,913,197
Regeneron Pharmaceuticals, Inc. (b)	15,144	9,444,556
		141,045,754
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	62,487	2,944,387
Carrier Global Corp.	172,995	3,843,949
Johnson Controls International PLC	339,601	11,593,978
Trane Technologies PLC	41,713	3,711,623
		22,093,937
CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	19,567	2,935,833
Bank of New York Mellon Corp.	367,857	14,217,673
BlackRock, Inc.	34,472	18,755,871
Charles Schwab Corp.	140,840	4,751,942
CME Group, Inc.	80,315	13,054,400
E*TRADE Financial Corp.	100,881	5,016,812
Franklin Resources, Inc.	127,284	2,669,145
Goldman Sachs Group, Inc.	141,278	27,919,358
Intercontinental Exchange, Inc.	112,469	10,302,160
Invesco, Ltd.	169,561	1,824,476
Morgan Stanley	546,664	26,403,871
Nasdaq, Inc.	27,519	3,287,695
Northern Trust Corp.	94,929	7,531,667
Raymond James Financial, Inc.	56,260	3,872,376
State Street Corp. (c)	159,632	10,144,614
T Rowe Price Group, Inc.	27,460	3,391,310
		156,079,203
CHEMICALS — 1.8%
Albemarle Corp.	48,520	3,746,229
CF Industries Holdings, Inc.	99,022	2,786,479
Corteva, Inc. (b)	341,112	9,138,391
DuPont de Nemours, Inc.	335,385	17,819,005
Eastman Chemical Co.	62,064	4,322,137
Ecolab, Inc.	55,105	10,963,140
International Flavors & Fragrances, Inc.	48,784	5,974,089
Linde PLC	69,584	14,759,462
LyondellBasell Industries NV Class A	117,045	7,692,197

See accompanying notes to financial statements.
55

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Mosaic Co.	159,334	$ 1,993,268
PPG Industries, Inc.	52,753	5,594,983
		84,789,380
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Republic Services, Inc.	51,985	4,265,369
Rollins, Inc. (a)	33,815	1,433,418
Waste Management, Inc.	74,823	7,924,504
		13,623,291
COMMUNICATIONS EQUIPMENT — 2.0%
Cisco Systems, Inc.	1,931,209	90,071,588
F5 Networks, Inc. (b)	27,510	3,837,095
Juniper Networks, Inc.	152,613	3,488,733
		97,397,416
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	59,350	5,032,880
Quanta Services, Inc.	35,793	1,404,159
		6,437,039
CONSUMER FINANCE — 0.6%
American Express Co.	120,530	11,474,456
Capital One Financial Corp.	207,909	13,013,024
Discover Financial Services	54,012	2,705,461
		27,192,941
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	718,715	7,338,080
Avery Dennison Corp.	10,844	1,237,192
Ball Corp.	43,205	3,002,316
International Paper Co.	178,853	6,297,414
Packaging Corp. of America	43,129	4,304,274
Sealed Air Corp.	70,420	2,313,297
Westrock Co.	117,653	3,324,874
		27,817,447
DISTRIBUTORS — 0.2%
Genuine Parts Co.	66,152	5,752,578
LKQ Corp. (b)	67,270	1,762,474
		7,515,052
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	88,999	1,270,906
DIVERSIFIED FINANCIAL SERVICES — 3.3%
Berkshire Hathaway, Inc. Class B (b)	885,518	158,073,818
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
AT&T, Inc.	3,244,780	98,089,699
CenturyLink, Inc.	447,449	4,487,914
Verizon Communications, Inc.	1,884,515	103,893,312
		206,470,925
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	109,769	5,251,349
Security Description	Shares	Value
American Electric Power Co., Inc.	226,401	$ 18,030,576
Duke Energy Corp.	333,918	26,676,709
Edison International	172,549	9,371,136
Entergy Corp.	90,945	8,531,550
Evergy, Inc.	104,043	6,168,709
Eversource Energy	153,610	12,791,105
Exelon Corp.	445,586	16,170,316
FirstEnergy Corp.	246,321	9,552,328
NextEra Energy, Inc.	104,632	25,129,467
Pinnacle West Capital Corp.	51,416	3,768,279
PPL Corp.	352,433	9,106,869
Southern Co.	480,143	24,895,415
Xcel Energy, Inc.	240,377	15,023,563
		190,467,371
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	182,587	15,972,711
Emerson Electric Co.	125,477	7,783,338
Rockwell Automation, Inc.	22,690	4,832,970
		28,589,019
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	185,455	4,803,284
FLIR Systems, Inc.	31,952	1,296,293
IPG Photonics Corp. (b)	7,862	1,260,986
TE Connectivity, Ltd.	76,100	6,205,955
		13,566,518
ENERGY EQUIPMENT & SERVICES — 0.5%
Baker Hughes Co.	296,323	4,560,411
Halliburton Co.	399,891	5,190,585
National Oilwell Varco, Inc.	121,355	1,486,598
Schlumberger, Ltd.	631,084	11,605,635
TechnipFMC PLC	191,614	1,310,640
		24,153,869
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	351,725	26,695,928
Electronic Arts, Inc. (b)	61,459	8,115,661
Live Nation Entertainment, Inc. (b)	20,977	929,910
Walt Disney Co.	320,545	35,743,973
		71,485,472
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	25,601	4,153,762
Apartment Investment and Management Co. Class A REIT	68,021	2,560,310
AvalonBay Communities, Inc. REIT	63,836	9,871,599
Boston Properties, Inc. REIT	36,607	3,308,541
Crown Castle International Corp. REIT	79,958	13,380,971
Digital Realty Trust, Inc. REIT	120,573	17,134,629
Duke Realty Corp. REIT	68,167	2,412,430
Equity Residential REIT	160,260	9,426,493

See accompanying notes to financial statements.
56

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	14,891	$ 3,412,570
Extra Space Storage, Inc. REIT	24,840	2,294,471
Federal Realty Investment Trust REIT	18,755	1,598,114
Healthpeak Properties, Inc. REIT	130,272	3,590,296
Host Hotels & Resorts, Inc. REIT	327,020	3,528,546
Iron Mountain, Inc. REIT (a)	130,940	3,417,534
Kimco Realty Corp. REIT	192,110	2,466,692
Mid-America Apartment Communities, Inc. REIT	28,825	3,305,363
Prologis, Inc. REIT	144,506	13,486,745
Public Storage REIT	38,512	7,390,068
Realty Income Corp. REIT	87,043	5,179,059
Regency Centers Corp. REIT	76,237	3,498,516
Simon Property Group, Inc. REIT	83,554	5,713,423
SL Green Realty Corp. REIT	34,973	1,723,819
UDR, Inc. REIT	70,577	2,638,168
Ventas, Inc. REIT	170,054	6,227,377
Vornado Realty Trust REIT	72,223	2,759,641
Welltower, Inc. REIT	190,636	9,865,413
Weyerhaeuser Co. REIT	339,734	7,630,426
		151,974,976
FOOD & STAPLES RETAILING — 2.8%
Costco Wholesale Corp.	82,299	24,953,880
Kroger Co.	358,890	12,148,426
Sysco Corp.	127,947	6,993,583
Walmart, Inc.	644,823	77,236,899
Walgreens Boots Alliance, Inc.	336,420	14,260,844
		135,593,632
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	253,837	10,128,096
Campbell Soup Co.	43,040	2,136,075
Conagra Brands, Inc.	221,756	7,799,159
General Mills, Inc.	276,876	17,069,406
Hershey Co.	22,397	2,903,099
Hormel Foods Corp.	126,405	6,101,569
J.M. Smucker Co.	52,090	5,511,643
Kellogg Co.	113,170	7,476,010
Kraft Heinz Co.	283,975	9,055,963
Lamb Weston Holdings, Inc.	29,909	1,912,082
McCormick & Co., Inc.	27,713	4,971,989
Mondelez International, Inc. Class A	651,637	33,318,200
Tyson Foods, Inc. Class A	69,822	4,169,072
		112,552,363
GAS UTILITIES — 0.1%
Atmos Energy Corp.	54,471	5,424,222
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abbott Laboratories	337,947	30,898,494
ABIOMED, Inc. (b)	9,003	2,174,765
Baxter International, Inc.	126,906	10,926,607
Becton Dickinson and Co.	134,111	32,088,739
Boston Scientific Corp. (b)	260,583	9,149,069
Security Description	Shares	Value
Cooper Cos., Inc.	9,691	$ 2,748,755
Danaher Corp.	103,382	18,281,039
DENTSPLY SIRONA, Inc.	47,670	2,100,340
Hologic, Inc. (b)	54,216	3,090,312
Medtronic PLC	610,521	55,984,776
STERIS PLC	17,905	2,747,343
Stryker Corp.	50,196	9,044,817
Varian Medical Systems, Inc. (b)	18,806	2,304,111
Zimmer Biomet Holdings, Inc.	94,464	11,275,223
		192,814,390
HEALTH CARE PROVIDERS & SERVICES — 6.9%
AmerisourceBergen Corp.	67,130	6,764,690
Anthem, Inc.	115,114	30,272,680
Cardinal Health, Inc.	133,046	6,943,671
Centene Corp. (b)	264,344	16,799,061
Cigna Corp.	168,493	31,617,711
CVS Health Corp.	595,326	38,678,330
DaVita, Inc. (b)	38,919	3,080,050
HCA Healthcare, Inc.	120,737	11,718,733
Henry Schein, Inc. (b)	64,162	3,746,419
Humana, Inc.	60,223	23,351,468
Laboratory Corp. of America Holdings (b)	44,270	7,353,690
McKesson Corp.	73,373	11,256,886
Quest Diagnostics, Inc.	61,582	7,017,885
UnitedHealth Group, Inc.	432,001	127,418,695
Universal Health Services, Inc. Class B	35,482	3,295,923
		329,315,892
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	51,416	3,524,567
HOTELS, RESTAURANTS & LEISURE — 1.1%
Carnival Corp. (a)	217,791	3,576,128
Darden Restaurants, Inc.	32,637	2,472,906
Las Vegas Sands Corp.	66,147	3,012,334
McDonald's Corp.	189,441	34,946,181
MGM Resorts International	87,782	1,474,738
Norwegian Cruise Line Holdings, Ltd. (b)	116,638	1,916,362
Royal Caribbean Cruises, Ltd. (a)	78,470	3,947,041
		51,345,690
HOUSEHOLD DURABLES — 0.4%
Leggett & Platt, Inc.	20,326	714,459
Lennar Corp. Class A	125,331	7,722,896
Mohawk Industries, Inc. (b)	26,953	2,742,737
Newell Brands, Inc.	173,755	2,759,230
Whirlpool Corp. (a)	27,936	3,618,550
		17,557,872
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	51,616	3,989,917
Clorox Co.	56,815	12,463,507
Colgate-Palmolive Co.	214,017	15,678,885

See accompanying notes to financial statements.
57

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Kimberly-Clark Corp.	79,312	$ 11,210,751
Procter & Gamble Co.	474,340	56,716,834
		100,059,894
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	302,945	4,389,673
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	262,564	40,957,358
General Electric Co.	3,978,314	27,171,885
Honeywell International, Inc.	173,032	25,018,697
		93,147,940
INSURANCE — 3.6%
Aflac, Inc.	327,596	11,803,284
Allstate Corp.	143,389	13,907,299
American International Group, Inc.	393,169	12,259,009
Aon PLC Class A	39,012	7,513,711
Arthur J Gallagher & Co.	41,824	4,077,422
Assurant, Inc.	27,461	2,836,447
Chubb, Ltd.	206,025	26,086,885
Cincinnati Financial Corp.	37,233	2,384,029
Everest Re Group, Ltd.	18,230	3,759,026
Globe Life, Inc.	45,481	3,376,055
Hartford Financial Services Group, Inc.	164,263	6,332,339
Lincoln National Corp.	90,014	3,311,615
Loews Corp.	110,524	3,789,868
Marsh & McLennan Cos., Inc.	90,148	9,679,191
MetLife, Inc.	352,183	12,861,723
Principal Financial Group, Inc.	117,808	4,893,744
Progressive Corp.	104,075	8,337,448
Prudential Financial, Inc.	180,344	10,982,950
Travelers Cos., Inc.	115,469	13,169,239
Unum Group	94,227	1,563,226
Willis Towers Watson PLC	30,310	5,969,555
WR Berkley Corp.	64,460	3,692,913
		172,586,978
INTERACTIVE MEDIA & SERVICES — 0.2%
Twitter, Inc. (b)	353,447	10,529,186
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group, Inc.	61,857	5,084,645
IT SERVICES — 3.5%
Accenture PLC Class A	107,726	23,130,927
Akamai Technologies, Inc. (b)	20,506	2,195,988
Automatic Data Processing, Inc.	74,123	11,036,173
Broadridge Financial Solutions, Inc.	15,805	1,994,433
Cognizant Technology Solutions Corp. Class A	246,829	14,024,824
DXC Technology Co.	116,337	1,919,560
Fidelity National Information Services, Inc.	281,452	37,739,899
Global Payments, Inc.	69,221	11,741,266
Security Description	Shares	Value
International Business Machines Corp.	404,186	$ 48,813,543
Jack Henry & Associates, Inc.	16,744	3,081,398
Leidos Holdings, Inc.	30,209	2,829,677
Paychex, Inc.	48,080	3,642,060
VeriSign, Inc. (b)	21,807	4,510,342
		166,660,090
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	58,132	4,356,993
LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	60,716	5,365,473
Bio-Rad Laboratories, Inc. Class A (b)	2,771	1,251,079
Illumina, Inc. (b)	26,908	9,965,378
IQVIA Holdings, Inc. (b)	24,764	3,513,516
Mettler-Toledo International, Inc. (b)	4,073	3,281,005
PerkinElmer, Inc.	21,980	2,156,018
Waters Corp. (b)	10,491	1,892,577
		27,425,046
MACHINERY — 1.8%
Caterpillar, Inc.	101,271	12,810,781
Cummins, Inc.	24,929	4,319,199
Deere & Co.	58,886	9,253,935
Dover Corp.	27,028	2,609,824
Flowserve Corp.	59,599	1,699,763
Fortive Corp.	134,715	9,114,817
IDEX Corp.	15,105	2,387,194
Illinois Tool Works, Inc.	51,216	8,955,118
Ingersoll Rand, Inc. (b)	40,782	1,146,790
Otis Worldwide Corp.	86,483	4,917,423
Parker-Hannifin Corp.	26,307	4,821,284
Pentair PLC	76,452	2,904,411
Snap-on, Inc.	25,237	3,495,577
Stanley Black & Decker, Inc.	69,233	9,649,695
Westinghouse Air Brake Technologies Corp.	82,912	4,773,244
Xylem, Inc.	33,510	2,176,810
		85,035,865
MEDIA — 1.4%
Comcast Corp. Class A	914,368	35,642,065
Discovery, Inc. Class A (a) (b)	72,097	1,521,247
Discovery, Inc. Class C (b)	144,369	2,780,547
DISH Network Corp. Class A (b)	115,912	4,000,123
Fox Corp. Class A	156,413	4,194,997
Fox Corp. Class B	73,742	1,979,235
Interpublic Group of Cos., Inc.	176,852	3,034,780
News Corp. Class A	177,111	2,100,536
News Corp. Class B	55,533	663,619
Omnicom Group, Inc.	96,781	5,284,243
ViacomCBS, Inc. Class B (a)	246,293	5,743,553
		66,944,945

See accompanying notes to financial statements.
58

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	297,249	$ 3,439,171
Newmont Corp.	366,363	22,619,252
Nucor Corp.	138,169	5,721,578
		31,780,001
MULTI-UTILITIES — 2.3%
Ameren Corp.	112,039	7,883,064
CenterPoint Energy, Inc.	248,655	4,642,389
CMS Energy Corp.	129,453	7,562,644
Consolidated Edison, Inc.	152,347	10,958,320
Dominion Energy, Inc.	383,081	31,098,516
DTE Energy Co.	87,723	9,430,222
NiSource, Inc.	170,302	3,872,667
Public Service Enterprise Group, Inc.	229,451	11,279,811
Sempra Energy	71,277	8,355,803
WEC Energy Group, Inc.	143,887	12,611,696
		107,695,132
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (b)	108,001	10,009,533
Kohl's Corp.	71,517	1,485,408
Target Corp.	82,178	9,855,607
		21,350,548
OIL, GAS & CONSUMABLE FUELS — 5.4%
Apache Corp.	65,220	880,470
Cabot Oil & Gas Corp.	68,863	1,183,066
Chevron Corp.	850,108	75,855,137
Concho Resources, Inc.	89,812	4,625,318
Devon Energy Corp.	176,499	2,001,499
Diamondback Energy, Inc.	73,322	3,066,326
EOG Resources, Inc.	132,666	6,720,859
Exxon Mobil Corp.	1,925,479	86,107,421
HollyFrontier Corp.	67,921	1,983,293
Kinder Morgan, Inc.	882,985	13,394,882
Marathon Oil Corp.	365,052	2,234,118
Marathon Petroleum Corp.	296,294	11,075,470
Noble Energy, Inc.	218,109	1,954,257
Occidental Petroleum Corp.	407,470	7,456,701
ONEOK, Inc.	188,210	6,252,336
Phillips 66	99,703	7,168,646
Pioneer Natural Resources Co.	28,851	2,818,743
Valero Energy Corp.	184,989	10,881,053
Williams Cos., Inc.	552,663	10,511,650
		256,171,245
PERSONAL PRODUCTS — 0.0% (d)
Coty, Inc. Class A	71,499	319,601
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	464,792	27,329,770
Eli Lilly & Co.	173,053	28,411,842
Johnson & Johnson	695,877	97,861,182
Merck & Co., Inc.	516,878	39,970,176
Mylan NV (b)	234,869	3,776,693
Perrigo Co. PLC	62,073	3,430,775
Security Description	Shares	Value
Pfizer, Inc.	2,531,943	$ 82,794,536
		283,574,974
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	22,183	3,812,814
IHS Markit, Ltd.	49,315	3,723,282
Nielsen Holdings PLC	162,252	2,411,065
Robert Half International, Inc.	53,420	2,822,179
Verisk Analytics, Inc.	23,103	3,932,131
		16,701,471
ROAD & RAIL — 0.9%
CSX Corp.	174,688	12,182,741
JB Hunt Transport Services, Inc.	15,663	1,884,885
Norfolk Southern Corp.	53,785	9,443,033
Union Pacific Corp.	117,663	19,893,283
		43,403,942
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Intel Corp.	828,782	49,586,027
Maxim Integrated Products, Inc.	69,081	4,187,000
Skyworks Solutions, Inc.	31,558	4,035,006
Texas Instruments, Inc.	159,154	20,207,783
Xilinx, Inc.	42,213	4,153,337
		82,169,153
SOFTWARE — 0.6%
Citrix Systems, Inc.	25,208	3,728,515
NortonLifeLock, Inc.	93,959	1,863,207
Oracle Corp.	380,046	21,005,143
		26,596,865
SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	31,736	4,520,793
Best Buy Co., Inc.	103,800	9,058,626
Gap, Inc.	96,625	1,219,408
Home Depot, Inc.	142,412	35,675,630
L Brands, Inc.	105,691	1,582,194
Lowe's Cos., Inc.	117,184	15,833,902
Tractor Supply Co.	27,308	3,598,921
Ulta Beauty, Inc. (b)	11,604	2,360,486
		73,849,960
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Hewlett Packard Enterprise Co.	590,053	5,741,216
HP, Inc.	648,661	11,306,161
NetApp, Inc.	56,117	2,489,911
Seagate Technology PLC	42,240	2,044,838
Western Digital Corp.	135,472	5,981,089
		27,563,215
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc.	164,828	1,860,908
NIKE, Inc. Class B	186,804	18,316,132
PVH Corp.	33,666	1,617,651
Ralph Lauren Corp.	22,679	1,644,681

See accompanying notes to financial statements.
59

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Tapestry, Inc.	125,705	$ 1,669,362
Under Armour, Inc. Class A (b)	85,771	835,410
Under Armour, Inc. Class C (b)	88,681	783,940
VF Corp.	68,421	4,169,576
		30,897,660
TOBACCO — 1.0%
Altria Group, Inc.	517,533	20,313,170
Philip Morris International, Inc.	396,605	27,786,147
		48,099,317
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	78,524	3,363,968
W.W. Grainger, Inc.	19,906	6,253,669
		9,617,637
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	41,341	5,318,933
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile US, Inc. (b)	250,839	26,124,882
TOTAL COMMON STOCKS (Cost $5,280,801,513)		4,743,442,203
RIGHTS — 0.0% (d)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile US, Inc. (expiring 07/27/20) (b)	174,882	29,380
TOTAL RIGHTS (Cost $64,706)		29,380
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	4,135,723	$ 4,137,377
State Street Navigator Securities Lending Portfolio II (c) (g)	12,271,818	12,271,818
TOTAL SHORT-TERM INVESTMENTS (Cost $16,407,952)		16,409,195
TOTAL INVESTMENTS — 100.1% (Cost $5,297,274,171)		4,759,880,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(6,399,842)
NET ASSETS — 100.0%		$ 4,753,480,936
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,743,442,203	$—	$—	$4,743,442,203
Rights	29,380	—	—	29,380
Short-Term Investments	16,409,195	—	—	16,409,195
TOTAL INVESTMENTS	$4,759,880,778	$—	$—	$4,759,880,778
See accompanying notes to financial statements.
60

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	95,369	$5,346,386	$ 11,172,980	$ 7,465,146	$(10,258)	$1,100,652	159,632	$10,144,614	$285,838
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	195,419,498	191,269,210	(14,154)	1,243	4,135,723	4,137,377	71,184
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,628,278	2,628,278	7,024,500	9,652,778	—	—	—	—	11,354
State Street Navigator Securities Lending Portfolio II	—	—	119,120,742	106,848,924	—	—	12,271,818	12,271,818	79,283
State Street Navigator Securities Lending Portfolio III	—	—	13,110,651	13,110,651	—	—	—	—	1,388
Total		$7,974,664	$345,848,371	$328,346,709	$(24,412)	$1,101,895		$26,553,809	$449,047
See accompanying notes to financial statements.
61

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$5,503,414,260	$2,343,433,823	$2,164,379,354
Investments in affiliated issuers, at value	11,643,463	73,034,139	93,707,881
Total Investments	5,515,057,723	2,416,467,962	2,258,087,235
Foreign currency, at value	—	—	15,735
Net cash at broker	577,643	—	189,970
Cash	—	7,706,460	35,768
Receivable from broker — accumulated variation margin on futures contracts	100,345	—	151,755
Receivable for investments sold	—	—	15,173,713
Receivable for fund shares sold	—	5,566	51,358
Dividends receivable — unaffiliated issuers	4,157,213	2,379,644	2,315,688
Dividends receivable — affiliated issuers	42,643	1,176	1,017
Securities lending income receivable — unaffiliated issuers	—	11,065	20,950
Securities lending income receivable — affiliated issuers	14,172	31,936	98,940
Other Receivable	97,921	—	—
TOTAL ASSETS	5,520,047,660	2,426,603,809	2,276,142,129
LIABILITIES
Due to custodian	97,920	—	—
Payable upon return of securities loaned	3,788,151	72,210,726	91,647,196
Payable for investments purchased	—	5,542,428	15,905,095
Payable for fund shares repurchased	1,647	—	—
Advisory fee payable	130,751	95,445	87,642
Trustees’ fees and expenses payable	1,181	770	685
Cash received in advance	—	7,706,460	—
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	4,019,650	85,555,829	107,640,618
NET ASSETS	$5,516,028,010	$2,341,047,980	$2,168,501,511
NET ASSETS CONSIST OF:
Paid-in Capital	$5,529,033,930	$2,522,041,225	$2,707,801,601
Total distributable earnings (loss)	(13,005,920)	(180,993,245)	(539,300,090)
NET ASSETS	$5,516,028,010	$2,341,047,980	$2,168,501,511
NET ASSET VALUE PER SHARE
Net asset value per share	$ 36.30	$ 31.26	$ 26.57
Shares outstanding (unlimited amount authorized, $0.01 par value)	151,950,000	74,900,000	81,600,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$5,451,950,594	$2,372,123,930	$2,451,267,985
Investments in affiliated issuers	12,602,582	73,034,139	93,707,881
Total cost of investments	$5,464,553,176	$2,445,158,069	$2,544,975,866
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 5,588,553	$ 168,529,333	$ 118,754,634
See accompanying notes to financial statements.
62

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$3,382,816,281	$7,895,868,642	$1,912,440,253	$4,733,326,969
13,586,467	4,022,815	18,677,725	26,553,809
3,396,402,748	7,899,891,457	1,931,117,978	4,759,880,778
1	—	—	—
618,298	—	—	—
618,370	—	551	—
118,811	—	—	—
183,443	—	65,226,165	—
5,787	1,407	738	7,157
2,682,449	3,547,768	4,944,968	5,906,697
24,374	1,619	1,012	86,133
1,791	567	2,176	—
14,390	301	3,829	32,497
—	—	—	69
3,400,670,462	7,903,443,119	2,001,297,417	4,765,913,331

—	—	—	69
7,437,155	—	14,914,753	12,271,818
573,068	—	69,964,603	—
—	—	—	—
82,891	249,242	110,445	158,721
1,800	2,147	834	1,787
618,280	—	—	—
90	—	—	—
8,713,284	251,389	84,990,635	12,432,395
$3,391,957,178	$7,903,191,730	$1,916,306,782	$4,753,480,936

$3,347,174,789	$7,292,353,272	$2,638,980,414	$5,538,237,655
44,782,389	610,838,458	(722,673,632)	(784,756,719)
$3,391,957,178	$7,903,191,730	$1,916,306,782	$4,753,480,936

$ 37.81	$ 44.96	$ 27.89	$ 29.04
89,700,216	175,800,108	68,700,000	163,702,864

$3,262,882,988	$6,980,995,217	$2,249,063,385	$5,269,346,898
14,294,995	4,022,815	18,677,725	27,927,273
$3,277,177,983	$6,985,018,032	$2,267,741,110	$5,297,274,171
$ 1	$ —	$ —	$ —
$ 22,829,065	$ 5,233,414	$ 33,854,527	$ 14,409,510
63

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 72,324,376	$ 30,079,512	$ 23,840,316
Dividend income — affiliated issuers	136,636	26,529	48,937
Unaffiliated securities lending income	30,730	155,920	131,296
Affiliated securities lending income	45,052	428,485	1,374,911
Foreign taxes withheld	—	(8,171)	(21,710)
TOTAL INVESTMENT INCOME (LOSS)	72,536,794	30,682,275	25,373,750
EXPENSES
Advisory fee	1,088,803	896,117	793,814
Trustees’ fees and expenses	45,276	24,612	21,066
Miscellaneous expenses	3,099	2,564	1,051
TOTAL EXPENSES	1,137,178	923,293	815,931
NET INVESTMENT INCOME (LOSS)	$ 71,399,616	$ 29,758,982	$ 24,557,819
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(47,432,812)	(145,165,349)	(202,547,800)
Investments — affiliated issuers	(2,172)	201	1,296
In-kind redemptions — unaffiliated issuers	229,637,527	181,656,012	211,115,933
In-kind redemptions — affiliated issuers	(9,110)	—	—
Futures contracts	(6,843)	—	(106,173)
Net realized gain (loss)	182,186,590	36,490,864	8,463,256
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(44,042,093)	(17,709,194)	(167,404,973)
Investments — affiliated issuers	(959,119)	—	—
Foreign currency translations	—	—	(472)
Futures contracts	25,706	—	122,036
Net change in unrealized appreciation/depreciation	(44,975,506)	(17,709,194)	(167,283,409)
NET REALIZED AND UNREALIZED GAIN (LOSS)	137,211,084	18,781,670	(158,820,153)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$208,610,700	$ 48,540,652	$(134,262,334)
See accompanying notes to financial statements.
64

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$ 70,716,859	$ 83,560,459	$ 88,788,489	$ 106,537,565
195,314	103,238	32,885	368,376
92,893	25,406	99,342	28,042
285,902	8,275	106,839	80,671
(2,364)	—	—	—
71,288,604	83,697,378	89,027,555	107,014,654

1,092,858	2,384,022	1,322,697	1,580,547
54,604	80,991	27,793	53,301
3,810	3,016	621	3,367
1,151,272	2,468,029	1,351,111	1,637,215
$ 70,137,332	$ 81,229,349	$ 87,676,444	$ 105,377,439

(50,711,257)	(58,389,469)	(377,625,313)	(81,842,761)
(10,777)	(13,015)	9,699	(750,858)
287,453,511	663,400,092	129,807,518	470,473,926
(129,147)	—	—	726,446
(2,724,983)	—	—	—
233,877,347	604,997,608	(247,808,096)	388,606,753

(104,056,577)	377,841,933	(351,383,948)	(645,045,248)
(708,528)	—	—	1,101,895
—	—	—	—
(50,673)	—	—	—
(104,815,778)	377,841,933	(351,383,948)	(643,943,353)
129,061,569	982,839,541	(599,192,044)	(255,336,600)
$ 199,198,901	$1,064,068,890	$(511,515,600)	$(149,959,161)
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 71,399,616	$ 37,909,308	$ 29,758,982	$ 19,394,473
Net realized gain (loss)	182,186,590	97,904,816	36,490,864	26,959,620
Net change in unrealized appreciation/depreciation	(44,975,506)	70,142,042	(17,709,194)	(41,433,695)
Net increase (decrease) in net assets resulting from operations	208,610,700	205,956,166	48,540,652	4,920,398
Net equalization credits and charges	5,815,303	2,748,077	746,197	1,278,065
Distributions to shareholders	(77,524,435)	(41,793,591)	(32,317,155)	(21,200,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,631,476,386	1,847,633,953	1,755,647,671	1,026,702,460
Cost of shares redeemed	(1,774,495,918)	(846,331,688)	(1,023,290,385)	(198,840,709)
Net income equalization	(5,815,303)	(2,748,077)	(746,197)	(1,278,065)
Net increase (decrease) in net assets from beneficial interest transactions	2,851,165,165	998,554,188	731,611,089	826,583,686
Net increase (decrease) in net assets during the period	2,988,066,733	1,165,464,840	748,580,783	811,582,019
Net assets at beginning of period	2,527,961,277	1,362,496,437	1,592,467,197	780,885,178
NET ASSETS AT END OF PERIOD	$ 5,516,028,010	$2,527,961,277	$ 2,341,047,980	$1,592,467,197
SHARES OF BENEFICIAL INTEREST:
Shares sold	130,900,000	56,550,000	59,000,000	30,550,000
Shares redeemed	(52,150,000)	(26,100,000)	(30,850,000)	(6,200,000)
Net increase (decrease) from share transactions	78,750,000	30,450,000	28,150,000	24,350,000
See accompanying notes to financial statements.
66

SPDR Portfolio S&P 600 Small Cap ETF		SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 24,557,819	$ 21,159,067	$ 70,137,332	$ 54,515,361	$ 81,229,349	$ 56,237,682
8,463,256	103,662,071	233,877,347	93,345,753	604,997,608	87,866,314
(167,283,409)	(193,733,436)	(104,815,778)	144,505,674	377,841,933	296,138,134
(134,262,334)	(68,912,298)	199,198,901	292,366,788	1,064,068,890	440,242,130
1,985,075	316,935	(2,007,066)	5,044,273	(2,168,066)	3,457,615
(28,626,694)	(23,496,929)	(70,931,693)	(54,775,824)	(79,997,956)	(61,135,811)

2,516,622,643	1,418,493,636	1,131,014,081	1,528,063,042	5,383,677,786	4,104,777,798
(1,552,375,300)	(1,147,728,159)	(1,364,546,132)	(466,810,796)	(3,855,447,274)	(1,741,118,144)
(1,985,075)	(316,935)	2,007,066	(5,044,273)	2,168,066	(3,457,615)
962,262,268	270,448,542	(231,524,985)	1,056,207,973	1,530,398,578	2,360,202,039
801,358,315	178,356,250	(105,264,843)	1,298,843,210	2,512,301,446	2,742,765,973
1,367,143,196	1,188,786,946	3,497,222,021	2,198,378,811	5,390,890,284	2,648,124,311
$ 2,168,501,511	$ 1,367,143,196	$ 3,391,957,178	$3,497,222,021	$ 7,903,191,730	$ 5,390,890,284

88,050,000	45,950,000	29,500,000	44,900,000	131,500,000	113,550,000
(51,050,000)	(38,200,000)	(35,650,000)	(13,750,000)	(94,850,000)	(49,800,000)
37,000,000	7,750,000	(6,150,000)	31,150,000	36,650,000	63,750,000
67

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 87,676,444	$ 46,353,742	$ 105,377,439	$ 58,310,803
Net realized gain (loss)	(247,808,096)	45,723,339	388,606,753	(75,763,993)
Net change in unrealized appreciation/depreciation	(351,383,948)	6,879,849	(643,943,353)	163,967,385
Net increase (decrease) in net assets resulting from operations	(511,515,600)	98,956,930	(149,959,161)	146,514,195
Net equalization credits and charges	5,149,300	5,262,154	8,221,100	2,622,801
Distributions to shareholders	(98,950,324)	(52,888,562)	(113,650,900)	(62,334,479)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,845,711,497	1,614,302,630	5,265,229,240	2,959,894,709
Cost of shares redeemed	(1,023,699,734)	(522,147,601)	(3,131,990,673)	(1,516,189,247)
Net income equalization	(5,149,300)	(5,262,154)	(8,221,100)	(2,622,801)
Net increase (decrease) in net assets from beneficial interest transactions	816,862,463	1,086,892,875	2,125,017,467	1,441,082,661
Net increase (decrease) in net assets during the period	211,545,839	1,138,223,397	1,869,628,506	1,527,885,178
Net assets at beginning of period	1,704,760,943	566,537,546	2,883,852,430	1,355,967,252
NET ASSETS AT END OF PERIOD	$ 1,916,306,782	$1,704,760,943	$ 4,753,480,936	$ 2,883,852,430
SHARES OF BENEFICIAL INTEREST:
Shares sold	53,900,000	43,750,000	167,200,000	100,200,000
Shares redeemed	(30,050,000)	(14,100,000)	(95,700,000)	(53,800,000)
Net increase (decrease) from share transactions	23,850,000	29,650,000	71,500,000	46,400,000
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 34.53	$ 31.87	$ 28.36	$ 24.53	$ 24.35
Income (loss) from investment operations:
Net investment income (loss) (b)	0.69	0.65	0.61	0.52	0.50
Net realized and unrealized gain (loss) (c)	1.72	2.64	3.38	3.83	0.17
Total from investment operations	2.41	3.29	3.99	4.35	0.67
Net equalization credits and charges (b)	0.06	0.05	0.11	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.70)	(0.68)	(0.59)	(0.53)	(0.50)
Net asset value, end of period	$ 36.30	$ 34.53	$ 31.87	$ 28.36	$ 24.53
Total return (d)	7.26%	10.65%	14.50%	17.94%	2.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,516,028	$2,527,961	$1,362,496	$147,491	$93,191
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.10%	0.10%
Net investment income (loss)	1.97%	2.00%	1.94%	1.94%	2.08%
Portfolio turnover rate (e)	11%	5%	7%	4%	5%
(a)	On October 16, 2017, the SPDR Portfolio Large Cap ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 34.06	$ 34.86	$ 30.80	$ 26.08	$ 29.00
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.54	0.52	0.42	0.41
Net realized and unrealized gain (loss) (c)	(2.77)	(0.82)	4.16	4.93	(1.94)
Total from investment operations	(2.23)	(0.28)	4.68	5.35	(1.53)
Net equalization credits and charges (b)	0.01	0.04	0.07	—	(0.01)
Distributions to shareholders from:
Net investment income	(0.58)	(0.56)	(0.50)	(0.46)	(0.43)
Net realized gains	—	—	(0.19)	(0.17)	(0.95)
Total distributions	(0.58)	(0.56)	(0.69)	(0.63)	(1.38)
Net asset value, end of period	$ 31.26	$ 34.06	$ 34.86	$ 30.80	$ 26.08
Total return (d)	(6.53)%	(0.60)%	15.56%	20.65%	(5.20)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,341,048	$1,592,467	$780,885	$180,166	$62,580
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.06%	0.10%	0.10%
Net investment income (loss)	1.66%	1.61%	1.56%	1.44%	1.57%
Portfolio turnover rate (e)	30%	8%	11%	37%	16%
(a)	On October 16, 2017, the SPDR Portfolio Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 30.65	$ 32.26	$ 27.69	$ 22.56	$ 24.66
Income (loss) from investment operations:
Net investment income (loss) (b)	0.44	0.48	0.50	0.38	0.37
Net realized and unrealized gain (loss) (c)	(4.07)	(1.57)	4.49	5.12	(2.00)
Total from investment operations	(3.63)	(1.09)	4.99	5.50	(1.63)
Net equalization credits and charges (b)	0.04	0.01	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.49)	(0.53)	(0.46)	(0.40)	(0.38)
Net realized gains	—	—	—	—	(0.12)
Total distributions	(0.49)	(0.53)	(0.46)	(0.40)	(0.50)
Net asset value, end of period	$ 26.57	$ 30.65	$ 32.26	$ 27.69	$ 22.56
Total return (d)	(11.78)%	(3.24)%	18.27%	24.59%	(6.45)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,168,502	$1,367,143	$1,188,787	$224,263	$87,992
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.06%	0.10%	0.12%
Net investment income (loss)	1.55%	1.57%	1.63%	1.47%	1.68%
Portfolio turnover rate (e)	80%	14%	28%	20%	18%
(a)	On October 16, 2017, the SPDR Portfolio Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
71

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 36.49	$ 33.98	$ 30.06	$ 25.88	$ 25.83
Income (loss) from investment operations:
Net investment income (loss) (b)	0.72	0.68	0.64	0.54	0.51
Net realized and unrealized gain (loss) (c)	1.35	2.43	3.72	4.19	0.07
Total from investment operations	2.07	3.11	4.36	4.73	0.58
Net equalization credits and charges (b)	(0.02)	0.06	0.10	(0.01)	(0.01)
Distributions to shareholders from:
Net investment income	(0.73)	(0.66)	(0.54)	(0.54)	(0.52)
Net asset value, end of period	$ 37.81	$ 36.49	$ 33.98	$ 30.06	$ 25.88
Total return (d)	5.76%	9.45%	14.90%	18.37%	2.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,391,957	$3,497,222	$2,198,379	$414,853	$341,640
Ratios to average net assets:
Total expenses	0.03%	0.03%	0.04%	0.10%	0.10%
Net investment income (loss)	1.93%	1.96%	1.92%	1.90%	2.04%
Portfolio turnover rate (e)	12%	4%	8%	3%	4%
(a)	On October 16, 2017, the SPDR Portfolio Total Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
72

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 38.74	$ 35.12	$ 29.56	$ 25.22	$ 24.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.53	0.48	0.42	0.39
Net realized and unrealized gain (loss) (c)	6.24	3.60	5.50	4.36	0.60
Total from investment operations	6.79	4.13	5.98	4.78	0.99
Net equalization credits and charges (b)	(0.01)	0.03	0.05	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.56)	(0.54)	(0.47)	(0.44)	(0.40)
Net asset value, end of period	$ 44.96	$ 38.74	$ 35.12	$ 29.56	$ 25.22
Total return (e)	17.67%	11.96%	20.51%	19.07%(f)	4.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,903,192	$5,390,890	$2,648,124	$839,515	$711,123
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.06%	0.15%	0.15%
Net investment income (loss)	1.36%	1.45%	1.43%	1.52%	1.59%
Portfolio turnover rate (g)	23%	21%	13%	20%	23%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
73

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/22/15*- 6/30/16
Net asset value, beginning of period	$ 38.01	$ 37.27	$ 35.27	$ 33.54	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.64	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	(10.08)	0.61	2.15	1.72	3.26
Total from investment operations	(8.50)	2.25	3.67	3.12	4.24
Net equalization credits and charges (a)	0.09	0.19	0.13	0.18	0.23
Distributions to shareholders from:
Net investment income	(1.71)	(1.70)	(1.49)	(1.41)	(0.93)
Net realized gains	—	—	(0.31)	(0.16)	—
Total distributions	(1.71)	(1.70)	(1.80)	(1.57)	(0.93)
Net asset value, end of period	$ 27.89	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Total return (c)	(22.55)%	6.82%	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,916,307	$1,704,761	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.08%	0.12%	0.12%(d)
Net investment income (loss)	4.64%	4.41%	4.17%	4.00%	4.50%(d)
Portfolio turnover rate (e)	45%	28%	35%	40%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
74

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 31.28	$ 29.60	$ 28.38	$ 25.13	$ 24.98
Income (loss) from investment operations:
Net investment income (loss) (b)	0.84	0.79	0.75	0.65	0.63
Net realized and unrealized gain (loss) (c)	(2.31)	1.68	1.25	3.27	0.14
Total from investment operations	(1.47)	2.47	2.00	3.92	0.77
Net equalization credits and charges (b)	0.07	0.03	0.12	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.84)	(0.82)	(0.73)	(0.66)	(0.63)
Net realized gains	—	—	(0.17)	—	—
Total distributions	(0.84)	(0.82)	(0.90)	(0.66)	(0.63)
Net asset value, end of period	$ 29.04	$ 31.28	$ 29.60	$ 28.38	$ 25.13
Total return (d)	(4.54)%	8.59%	7.49%	15.70%	3.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,753,481	$2,883,852	$1,355,967	$340,648	$246,308
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.06%	0.15%	0.15%
Net investment income (loss)	2.67%	2.63%	2.49%	2.40%	2.61%
Portfolio turnover rate (e)	34%	30%	16%	21%	24%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SPDR Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF)
SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF)
SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
78

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the fiscal year ended June 30, 2020, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 600 Small Cap ETF and the SPDR Portfolio S&P 1500 Composite Stock Market ETF entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$100,345	$—	$100,345
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	151,755	—	151,755
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	118,811	—	118,811
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ (6,843)	$—	$ (6,843)
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(106,173)	—	(106,173)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(2,724,983)	—	(2,724,983)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ 25,706	$—	$ 25,706
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	122,036	—	122,036
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(50,673)	—	(50,673)
79

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio S&P 500 ETF	0.03%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
From time to time, the Adviser may also waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
80

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 418,987,238	$ 405,131,507
SPDR Portfolio S&P 400 Mid Cap ETF	565,383,861	551,115,921
SPDR Portfolio S&P 600 Small Cap ETF	1,289,083,909	1,271,296,040
SPDR Portfolio S&P 1500 Composite Stock Market ETF	459,843,250	441,281,722
SPDR Portfolio S&P 500 Growth ETF	1,411,428,830	1,368,962,185
SPDR Portfolio S&P 500 High Dividend ETF	913,801,819	844,779,862
SPDR Portfolio S&P 500 Value ETF	1,327,382,932	1,326,301,319
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 500 ETF	$4,334,368,565	$1,481,295,231	$229,628,417
SPDR Portfolio S&P 400 Mid Cap ETF	1,650,726,395	925,580,494	181,656,012
SPDR Portfolio S&P 600 Small Cap ETF	2,382,677,921	1,423,735,362	211,115,933
SPDR Portfolio S&P 1500 Composite Stock Market ETF	1,066,705,575	1,302,694,004	287,324,364
SPDR Portfolio S&P 500 Growth ETF	4,893,918,692	3,387,503,066	663,400,092
SPDR Portfolio S&P 500 High Dividend ETF	1,555,330,094	802,585,036	129,807,518
SPDR Portfolio S&P 500 Value ETF	5,078,644,431	2,935,334,746	471,200,372
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
81

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, in-kind transactions, futures contracts, corporate actions, passive foreign investment companies, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio S&P 500 ETF	$ 77,524,435	$—	$ 77,524,435
SPDR Portfolio S&P 400 Mid Cap ETF	32,317,155	—	32,317,155
SPDR Portfolio S&P 600 Small Cap ETF	28,626,694	—	28,626,694
SPDR Portfolio S&P 1500 Composite Stock Market ETF	70,931,693	—	70,931,693
SPDR Portfolio S&P 500 Growth ETF	79,997,956	—	79,997,956
SPDR Portfolio S&P 500 High Dividend ETF	98,950,324	—	98,950,324
SPDR Portfolio S&P 500 Value ETF	113,650,900	—	113,650,900
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio S&P 500 ETF	$ 41,793,591	$ —	$ 41,793,591
SPDR Portfolio S&P 400 Mid Cap ETF	21,200,130	—	21,200,130
SPDR Portfolio S&P 600 Small Cap ETF	23,496,929	—	23,496,929
SPDR Portfolio S&P 1500 Composite Stock Market ETF	54,775,824	—	54,775,824
SPDR Portfolio S&P 500 Growth ETF	61,135,811	—	61,135,811
SPDR Portfolio S&P 500 High Dividend ETF	52,888,562	—	52,888,562
SPDR Portfolio S&P 500 Value ETF	62,334,479	—	62,334,479
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio S&P 500 ETF	$ —	$ (61,330,923)	$—	$ 48,325,003	$—	$ (13,005,920)
SPDR Portfolio S&P 400 Mid Cap ETF	—	(149,218,398)	—	(31,774,847)	—	(180,993,245)
SPDR Portfolio S&P 600 Small Cap ETF	—	(246,667,800)	—	(292,632,290)	—	(539,300,090)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	531,657	(74,073,318)	—	118,324,050	—	44,782,389
82

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio S&P 500 Growth ETF	$1,231,393	$(304,691,439)	$—	$ 914,298,504	$—	$ 610,838,458
SPDR Portfolio S&P 500 High Dividend ETF	—	(380,422,344)	—	(342,251,288)	—	(722,673,632)
SPDR Portfolio S&P 500 Value ETF	—	(245,631,960)	—	(539,124,759)	—	(784,756,719)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio S&P 500 ETF	$ 28,079,573	$ 33,251,350
SPDR Portfolio S&P 400 Mid Cap ETF	37,122,458	112,095,940
SPDR Portfolio S&P 600 Small Cap ETF	85,548,258	161,119,542
SPDR Portfolio S&P 1500 Composite Stock Market ETF	12,555,956	61,517,362
SPDR Portfolio S&P 500 Growth ETF	244,760,610	59,930,829
SPDR Portfolio S&P 500 High Dividend ETF	233,183,209	147,239,135
SPDR Portfolio S&P 500 Value ETF	149,488,001	96,143,959
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio S&P 500 ETF	$5,466,832,967	$ 514,321,096	$465,996,093	$ 48,325,003
SPDR Portfolio S&P 400 Mid Cap ETF	2,448,242,811	188,259,066	220,033,915	(31,774,849)
SPDR Portfolio S&P 600 Small Cap ETF	2,550,870,395	102,638,903	395,270,420	(292,631,517)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,278,197,401	514,270,943	395,946,893	118,324,050
SPDR Portfolio S&P 500 Growth ETF	6,985,592,952	1,153,557,705	239,259,200	914,298,505
SPDR Portfolio S&P 500 High Dividend ETF	2,273,369,266	41,412,416	383,663,704	(342,251,288)
SPDR Portfolio S&P 500 Value ETF	5,299,005,537	122,730,346	661,855,105	(539,124,759)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned
83

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 ETF	$ 5,588,553	$ 3,788,151	$ 1,945,215	$ 5,733,366
SPDR Portfolio S&P 400 Mid Cap ETF	168,529,333	72,210,726	99,346,044	171,556,770
SPDR Portfolio S&P 600 Small Cap ETF	118,754,634	91,647,196	29,398,104	121,045,300
SPDR Portfolio S&P 1500 Composite Stock Market ETF	22,829,065	7,437,155	15,871,813	23,308,968
SPDR Portfolio S&P 500 Growth ETF	5,233,414	—	5,214,444	5,214,444
SPDR Portfolio S&P 500 High Dividend ETF	33,854,527	14,914,753	19,092,465	34,007,218
SPDR Portfolio S&P 500 Value ETF	14,409,510	12,271,818	2,459,860	14,731,678
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 500 ETF	Common Stocks	$ 3,788,151	$—	$—	$—	$ 3,788,151	$ 3,788,151
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	72,210,632	—	—	—	72,210,632	72,210,632
SPDR Portfolio S&P 400 Mid Cap ETF	Rights	94	—	—	—	94	94
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	91,647,196	—	—	—	91,647,196	91,647,196
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	7,437,155	—	—	—	7,437,155	7,437,155
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	14,914,753	—	—	—	14,914,753	14,914,753
SPDR Portfolio S&P 500 Value ETF	Common Stocks	12,271,818	—	—	—	12,271,818	12,271,818
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
84

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
85

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF and SPDR Portfolio S&P 500 Value ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF), SPDR Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF), SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF), SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF), SPDR Portfolio S&P 500 Growth ETF, SPDR Portfolio S&P 500 High Dividend ETF and SPDR Portfolio S&P 500 Value ETF (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF)
SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF)
SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 Value ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
SPDR Portfolio S&P 500 High Dividend ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the four years in the period ended June 30, 2020 and the period from October 22, 2015 (commencement of operations) through June 30, 2016
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
86

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
87

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio S&P 500 ETF	0.03%	$ 969.90	$0.15	$1,024.70	$0.15
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	871.30	0.23	1,024.60	0.25
SPDR Portfolio S&P 600 Small Cap ETF	0.05	820.90	0.23	1,024.60	0.25
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	958.70	0.15	1,024.70	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,078.90	0.21	1,024.70	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	727.80	0.30	1,024.50	0.35
SPDR Portfolio S&P 500 Value ETF	0.04	844.80	0.18	1,024.70	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
88

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
90

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
91

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
92

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

93

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
94

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
95

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRPORTEQAR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Dow Jones U.S. Select REIT Index is designed to provide a measure of real estate securities that serve as proxies for direct real estate investing, in part by excluding securities whose value is not always closely tied to the value of the underlying real estate.
The S&P Biotechnology Select Industry Index represents the biotechnology segment of the S&P Total Market Index.
The S&P High Yield Dividend Aristocrats Index is designed to measure the performance of the highest dividend yielding S&P Composite 1500 Index constituents that have followed a managed-dividends policy of consistently increasing dividends every year for at least 20 consecutive years.
See accompanying notes to financial statements.
1

SPDR DOW JONES REIT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Dow Jones REIT ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts. The Fund’s benchmark is the Dow Jones U.S. Select REIT Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –18.04%, and the Index was –17.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Real Estate Investment Trusts (“REITs”) traded in the U.S. struggled over the past fiscal year and trailed the S&P 500 for three out of the four fiscal quarters, as well as for the Reporting Period overall. Not surprisingly, the COVID-19 outbreak was a significant factor in the downward pressure on REITs. The Index was solidly positive during the first fiscal quarter and even outperformed the S&P 500 during that time as REITs responded well to two Federal Reserve rate cuts. Unfortunately, the Index underperformed the S&P 500 for the remaining three quarters of the fiscal year. In Q4 of 2019, the Index turned slightly negative despite low interest rates and relative stability on the geopolitical front. As we welcomed in 2020, however, the global COVID-19 pandemic hit markets hard and REITs were among the hardest hit. Q1 2020 resulted in significantly negative returns for the Index as offices, businesses, hotels and restaurants all grappled with the new travel and social distancing restrictions. This raised additional concern about rent and mortgage payments at a time when consumer demand for online shopping had already been increasing. The final quarter of the fiscal year brought back some positive performance, but the rebound was not enough to catch up with the S&P 500.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Prologis, Digital Realty Trust and Duke Realty Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Simon Property Group, AvalonBay Communities and Equity Residential.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Dow Jones REIT ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index	Net Asset Value	Market Value	Dow Jones U.S. Select REIT Index
ONE YEAR	– 18.04%	– 18.11%	– 17.71%	– 18.04%	– 18.11%	– 17.71%
FIVE YEARS	11.27%	11.20%	12.85%	2.16%	2.15%	2.45%
TEN YEARS	115.58%	115.27%	121.42%	7.98%	7.97%	8.27%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dow Jones REIT ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Prologis, Inc. REIT	10.0%
Digital Realty Trust, Inc. REIT	5.6
Public Storage REIT	4.2
AvalonBay Communities, Inc. REIT	3.2
Welltower, Inc. REIT	3.1
Simon Property Group, Inc. REIT	3.0
Equity Residential REIT	3.0
Alexandria Real Estate Equities, Inc. REIT	3.0
Realty Income Corp. REIT	3.0
Essex Property Trust, Inc. REIT	2.2
TOTAL	40.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Residential REITS	22.0%
Industrial REITS	17.2
Specialized REITS	14.4
Retail REITS	13.6
Office REITS	13.1
Health Care REITS	10.9
Diversified REITS	4.9
Hotel & Resort REITS	3.5
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P BIOTECH ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Biotech ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the biotechnology segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Biotechnology Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 27.59%, and the Index was 27.70%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses/cash drag/cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Individual company earnings and positive developments towards a coronavirus vaccine were primary drivers of Fund performance during the Reporting Period.
The Fund has outpaced the broader US equity markets over the most recent Reporting Period. While there were some negative months, performance of the Fund was mostly in positive territory. This is especially true from April through June of 2020, when the US economy began reopening after the initial wave of the Corona virus had a serious negative impact on the economy and stock prices.
One driver that has really helped the Fund’s performance is individual company earnings releases. During the Reporting Period, positive earnings releases from companies held in the Fund have had a good impact on underlying stock returns and the Fund’s overall performance.
Another important driver is the hope for a coronavirus vaccine. Some of the Fund’s leading contributors to positive performance are amidst trials to test possible vaccines for the virus that has impacted the entire world. Investors have been very interested in these companies, causing positive investment returns.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Moderna, Inc., Seattle Genetics, Inc., and Immunomedics, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Clovis Oncology, Inc., bluebird bio, Inc., and SAGE Therapeutics, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR S&P Biotech ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index	Net Asset Value	Market Value	S&P Biotechnology Select Industry Index
ONE YEAR	27.59%	27.66%	27.70%	27.59%	27.66%	27.70%
FIVE YEARS	34.60%	34.56%	34.29%	6.12%	6.12%	6.07%
TEN YEARS	568.22%	568.32%	559.95%	20.92%	20.92%	20.77%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Biotech ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Inovio Pharmaceuticals, Inc.	2.0%
Invitae Corp.	1.8
Novavax, Inc.	1.8
Amicus Therapeutics, Inc.	1.3
OPKO Health, Inc.	1.3
Arrowhead Pharmaceuticals, Inc.	1.3
Natera, Inc.	1.2
Alkermes PLC	1.2
Alnylam Pharmaceuticals, Inc.	1.2
Esperion Therapeutics, Inc.	1.2
TOTAL	14.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Biotechnology	99.9%
Short Term Investments	16.0
Liabilities in Excess of Other Assets	(15.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Dividend ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded issuers that have historically followed a policy of making dividend payments. The Fund’s benchmark is the S&P High Yield Dividend Aristocrats Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –6.82%, and the Index was –6.58%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
Markets entered the third quarter of 2019 with a sense of cautious optimism following the G20 summit in Japan, where the United States and China reached a truce on the ongoing trade conflict and also agreed to restart trade negotiations.
In the fourth quarter it did not take long before progress appeared to take shape on a couple of the most prominent geopolitical issues overhanging the market. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced lifted spirits in early October. Around the same time, European assets and currencies received a jolt as progress towards a Brexit deal was reported. Markets headed into the new year near record levels.
However, the spread of the Coronavirus Disease 2019 (COVID-19) wreaked havoc upon capital markets during the first quarter of 2020 and it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets.
Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Markets recovered broadly in April and economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. However, risks to recovery remained with increased geo-political tensions between the United States and China over Hong Kong and concerns around the further handling of COVID-19 crisis across the world.
Dividend yield and large and midcap US equity exposures were primary drivers of Fund performance during the Reporting Period. With its focus on higher yielding, dividend companies, the Fund does tend to own securities which are in industries considered defensive. However, with this market environment in 2020, Technology and Health Care names have performed best and some of the other traditional defensive sectors have been lagging. The Fund’s defensive traits meant that the Fund lagged the broader market over the Reporting Period. In addition, high dividend companies have generally been characterized by significant overlap with value companies, and as a result, their comparative performance has often been similar. In this Reporting Period, value companies underperformed their growth counterparts, and high dividend companies produced similar underperformance to the overall market.
The Fund did not invest in derivatives during the Reporting Period.
See accompanying notes to financial statements.
8

SPDR S&P DIVIDEND ETF
Management's Discussion of Fund Performance (Unaudited)  (continued)
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Clorox Co, Abbvie Inc, and Target Corp. The top negative contributors to the Fund’s performance during the Reporting Period were Kontoor Brands, Exxon Mobil Corp, and Helmerich & Payne.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR S&P Dividend ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index	Net Asset Value	Market Value	S&P High Yield Dividend Aristocrats Index
ONE YEAR	– 6.82%	– 6.89%	– 6.58%	– 6.82%	– 6.89%	– 6.58%
FIVE YEARS	45.88%	45.79%	48.74%	7.84%	7.83%	8.26%
TEN YEARS	196.14%	195.92%	207.70%	11.47%	11.46%	11.90%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P Dividend ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Exxon Mobil Corp.	2.4%
Franklin Resources, Inc.	2.1
National Retail Properties, Inc. REIT	2.0
Polaris, Inc.	1.9
AbbVie, Inc.	1.8
Chevron Corp.	1.8
Bank OZK	1.8
AT&T, Inc.	1.8
Leggett & Platt, Inc.	1.8
Amcor PLC	1.8
TOTAL	19.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	18.9%
Industrials	18.8
Consumer Staples	11.5
Utilities	11.0
Materials	9.9
Consumer Discretionary	8.6
Real Estate	6.2
Health Care	5.0
Energy	4.2
Communication Services	3.4
Information Technology	2.2
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.6%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.6%
Acadia Realty Trust REIT	169,340	$ 2,198,033
Agree Realty Corp. REIT	105,965	6,962,960
Alexandria Real Estate Equities, Inc. REIT	248,886	40,381,754
American Assets Trust, Inc. REIT	94,516	2,631,325
American Campus Communities, Inc. REIT	271,690	9,498,282
American Homes 4 Rent Class A REIT	503,849	13,553,538
Americold Realty Trust REIT	395,352	14,351,278
Apartment Investment and Management Co. Class A REIT	293,894	11,062,170
Apple Hospitality REIT, Inc.	412,668	3,986,373
AvalonBay Communities, Inc. REIT	277,625	42,931,930
Boston Properties, Inc. REIT	285,084	25,765,892
Brandywine Realty Trust REIT	335,369	3,652,168
Brixmor Property Group, Inc. REIT	583,019	7,474,304
Camden Property Trust REIT	192,201	17,532,575
CareTrust REIT, Inc.	188,220	3,229,855
Chatham Lodging Trust REIT	92,377	565,347
City Office REIT, Inc.	93,611	941,727
Columbia Property Trust, Inc. REIT	225,056	2,957,236
Community Healthcare Trust, Inc. REIT	40,477	1,655,509
Corporate Office Properties Trust REIT	220,657	5,591,448
Cousins Properties, Inc. REIT	293,348	8,750,571
CubeSmart REIT	382,235	10,316,523
DiamondRock Hospitality Co. REIT	391,900	2,167,207
Digital Realty Trust, Inc. REIT (a)	529,221	75,207,596
Diversified Healthcare Trust REIT	467,923	2,070,559
Douglas Emmett, Inc. REIT	325,475	9,979,064
Duke Realty Corp. REIT	726,764	25,720,178
Easterly Government Properties, Inc. REIT	147,734	3,415,610
EastGroup Properties, Inc. REIT	77,082	9,142,696
Empire State Realty Trust, Inc. Class A REIT	284,788	1,993,516
EPR Properties REIT	152,366	5,047,886
Equity Commonwealth REIT	238,971	7,694,866
Equity LifeStyle Properties, Inc. REIT	359,381	22,454,125
Equity Residential REIT	690,058	40,589,212
Essential Properties Realty Trust, Inc. REIT	180,892	2,684,437
Essex Property Trust, Inc. REIT	129,058	29,576,222
Extra Space Storage, Inc. REIT	254,661	23,523,037
Federal Realty Investment Trust REIT	138,905	11,836,095
First Industrial Realty Trust, Inc. REIT	251,231	9,657,320
Four Corners Property Trust, Inc. REIT	138,306	3,374,666
See accompanying notes to financial statements.
12

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Franklin Street Properties Corp. REIT	210,953	$ 1,073,751
Front Yard Residential Corp. REIT	96,850	842,595
Getty Realty Corp. REIT	67,597	2,006,279
Global Net Lease, Inc. REIT	175,971	2,943,995
Healthcare Realty Trust, Inc. REIT	265,378	7,772,922
Healthcare Trust of America, Inc. Class A REIT	431,381	11,440,224
Healthpeak Properties, Inc. REIT	1,061,969	29,267,866
Hersha Hospitality Trust REIT	70,832	407,992
Highwoods Properties, Inc. REIT	204,354	7,628,535
Host Hotels & Resorts, Inc. REIT	1,391,356	15,012,731
Hudson Pacific Properties, Inc. REIT	301,552	7,587,048
Independence Realty Trust, Inc. REIT (a)	186,313	2,140,736
Industrial Logistics Properties Trust REIT	128,161	2,633,709
Innovative Industrial Properties, Inc. REIT (a)	36,559	3,217,923
Investors Real Estate Trust REIT	23,905	1,685,063
Invitation Homes, Inc. REIT	1,072,732	29,532,312
JBG SMITH Properties REIT	231,258	6,838,299
Kilroy Realty Corp. REIT	208,955	12,265,659
Kimco Realty Corp. REIT	854,007	10,965,450
Kite Realty Group Trust REIT	165,417	1,908,912
Lexington Realty Trust REIT	543,379	5,732,648
Life Storage, Inc. REIT	92,660	8,798,067
LTC Properties, Inc. REIT	77,148	2,906,165
Macerich Co. REIT (a)	228,705	2,051,484
Mack-Cali Realty Corp. REIT	178,158	2,724,036
Mid-America Apartment Communities, Inc. REIT	225,629	25,872,877
Monmouth Real Estate Investment Corp. REIT	192,543	2,789,948
National Health Investors, Inc. REIT	87,784	5,330,244
National Retail Properties, Inc. REIT	339,482	12,044,821
National Storage Affiliates Trust REIT	121,971	3,495,689
NexPoint Residential Trust, Inc. REIT	42,989	1,519,661
Office Properties Income Trust REIT	94,762	2,460,969
Omega Healthcare Investors, Inc. REIT	447,853	13,314,670
Paramount Group, Inc. REIT	375,125	2,892,214
Park Hotels & Resorts, Inc. REIT	463,351	4,582,541
Pebblebrook Hotel Trust REIT (a)	257,211	3,513,502
Pennsylvania Real Estate Investment Trust (a)	119,502	162,523
Piedmont Office Realty Trust, Inc. Class A REIT	247,639	4,113,284
Prologis, Inc. REIT	1,456,581	135,942,705
PS Business Parks, Inc. REIT	39,492	5,228,741
Public Storage REIT	296,498	56,895,001
QTS Realty Trust, Inc. Class A REIT	119,112	7,633,888
See accompanying notes to financial statements.
13

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Realty Income Corp. REIT	677,458	$ 40,308,751
Regency Centers Corp. REIT	334,753	15,361,815
Retail Opportunity Investments Corp. REIT (a)	228,883	2,593,244
Retail Properties of America, Inc. Class A REIT	421,154	3,082,847
Rexford Industrial Realty, Inc. REIT	242,224	10,035,340
RLJ Lodging Trust REIT	324,775	3,065,876
RPT Realty REIT	158,473	1,102,972
Ryman Hospitality Properties, Inc. REIT	108,155	3,742,163
Seritage Growth Properties Class A REIT (a) (b)	69,099	787,729
Service Properties Trust REIT	323,651	2,294,686
Simon Property Group, Inc. REIT	603,090	41,239,294
SITE Centers Corp. REIT	292,478	2,369,072
SL Green Realty Corp. REIT (a)	150,533	7,419,772
Spirit Realty Capital, Inc. REIT (a)	202,488	7,058,732
STAG Industrial, Inc. REIT	293,681	8,610,727
STORE Capital Corp. REIT	439,312	10,460,019
Summit Hotel Properties, Inc. REIT	207,749	1,231,952
Sun Communities, Inc. REIT	193,894	26,307,538
Sunstone Hotel Investors, Inc. REIT	424,080	3,456,252
Tanger Factory Outlet Centers, Inc. REIT (a)	183,816	1,310,608
Taubman Centers, Inc. REIT	121,216	4,577,116
Terreno Realty Corp. REIT	133,182	7,010,701
UDR, Inc. REIT	581,827	21,748,693
Universal Health Realty Income Trust REIT	24,846	1,975,009
Urban Edge Properties REIT	217,699	2,584,087
Ventas, Inc. REIT	736,054	26,954,298
VEREIT, Inc.	2,127,485	13,679,729
Vornado Realty Trust REIT	313,081	11,962,825
Washington Prime Group, Inc. REIT (a)	368,534	309,863
Washington Real Estate Investment Trust	161,896	3,594,091
Weingarten Realty Investors REIT	236,879	4,484,119
Welltower, Inc. REIT	823,483	42,615,245
WP Carey, Inc. REIT	340,185	23,013,515
Xenia Hotels & Resorts, Inc. REIT	223,136	2,081,859
TOTAL COMMON STOCKS (Cost $1,627,316,815)		1,347,733,308
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	4,097,975	4,099,614
See accompanying notes to financial statements.
14

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	9,665,286	$ 9,665,286
TOTAL SHORT-TERM INVESTMENTS (Cost $13,764,900)		13,764,900
TOTAL INVESTMENTS — 100.6% (Cost $1,641,081,715)		1,361,498,208
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(8,335,532)
NET ASSETS — 100.0%		$ 1,353,162,676
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,347,733,308	$—	$—	$1,347,733,308
Short-Term Investments	13,764,900	—	—	13,764,900
TOTAL INVESTMENTS	$1,361,498,208	$—	$—	$1,361,498,208
See accompanying notes to financial statements.
15

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$149,757,636	$145,655,536	$(2,486)	$—	4,097,975	$ 4,099,614	$ 35,991
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,552,771	6,552,771	9,640,475	16,193,246	—	—	—	—	6,343
State Street Navigator Securities Lending Portfolio II	—	—	244,588,539	234,923,253	—	—	9,665,286	9,665,286	179,230
State Street Navigator Securities Lending Portfolio III	10,224,141	10,224,141	74,155,406	84,379,547	—	—	—	—	29,297
Total		$16,776,912	$478,142,056	$481,151,582	$(2,486)	$—		$13,764,900	$250,861
See accompanying notes to financial statements.
16

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 99.9%
AbbVie, Inc.	573,335	$ 56,290,030
ACADIA Pharmaceuticals, Inc. (a) (b)	1,156,392	56,050,320
Acceleron Pharma, Inc. (a)	555,904	52,960,974
Achillon Pharmace (a) (b)	51,865	57,570
Adverum Biotechnologies, Inc. (a) (b)	1,922,320	40,138,042
Agenus, Inc. (a)	3,814,396	14,990,576
Agios Pharmaceuticals, Inc. (a) (b)	1,124,621	60,144,731
Aimmune Therapeutics, Inc. (a) (b)	2,790,073	46,622,120
Akebia Therapeutics, Inc. (a)	2,380,450	32,326,511
Alector, Inc. (a) (b)	922,919	22,556,140
Alexion Pharmaceuticals, Inc. (a)	485,114	54,449,195
Alkermes PLC (a)	3,240,693	62,885,647
Allakos, Inc. (a) (b)	705,951	50,729,639
Allogene Therapeutics, Inc. (a) (b)	1,268,151	54,302,226
Alnylam Pharmaceuticals, Inc. (a)	422,728	62,610,244
Amgen, Inc.	243,313	57,387,804
Amicus Therapeutics, Inc. (a) (b)	4,850,668	73,148,073
AnaptysBio, Inc. (a)	940,004	20,999,689
Anika Therapeutics, Inc. (a)	408,064	15,396,255
Apellis Pharmaceuticals, Inc. (a) (b)	1,711,369	55,893,312
Arcus Biosciences, Inc. (a)	879,188	21,751,111
Ardelyx, Inc. (a)	1,694,422	11,725,400
Arena Pharmaceuticals, Inc. (a)	864,871	54,443,630
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,619,860	69,961,753
Assembly Biosciences, Inc. (a)	417,242	9,730,083
Atara Biotherapeutics, Inc. (a)	2,004,800	29,209,936
Athenex, Inc. (a) (b)	1,116,296	15,360,233
Athersys, Inc. (a) (b)	8,333,518	23,000,510
Avrobio, Inc. (a) (b)	526,121	9,180,811
BioCryst Pharmaceuticals, Inc. (a) (b) (c)	12,358,764	58,889,511
Biogen, Inc. (a)	189,812	50,784,201
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	803,384	58,735,404
BioMarin Pharmaceutical, Inc. (a)	501,469	61,851,186
Bioxcel Therapeutics, Inc. (a) (b)	774,443	41,053,223
Bluebird Bio, Inc. (a) (b)	829,298	50,620,350
Blueprint Medicines Corp. (a)	758,671	59,176,338
Bridgebio Pharma, Inc. (a) (b)	1,849,182	60,301,825
CareDx, Inc. (a) (b)	1,258,102	44,574,554
Catalyst Pharmaceuticals, Inc. (a) (b)	4,713,118	21,774,605
CEL-SCI Corp. (a) (b) (c)	1,887,669	28,164,022
See accompanying notes to financial statements.
17

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ChemoCentryx, Inc. (a)	814,839	$ 46,885,836
Clovis Oncology, Inc. (a) (b) (c)	7,843,117	52,941,040
Coherus Biosciences, Inc. (a) (b)	3,297,148	58,887,063
Constellation Pharmaceuticals, Inc. (a)	868,118	26,086,946
Corbus Pharmaceuticals Holdings, Inc. (a)	1,770,830	14,857,264
Cue Biopharma, Inc. (a)	497,204	12,186,470
Cytokinetics, Inc. (a) (b)	1,208,765	28,490,591
CytomX Therapeutics, Inc. (a)	1,230,382	10,249,082
Deciphera Pharmaceuticals, Inc. (a)	977,430	58,372,120
Denali Therapeutics, Inc. (a) (b)	944,193	22,830,587
Dicerna Pharmaceuticals, Inc. (a)	1,529,432	38,847,573
Dynavax Technologies Corp. (a) (b)	3,263,799	28,949,897
Eagle Pharmaceuticals, Inc. (a)	446,099	21,403,830
Editas Medicine, Inc. (a) (b)	1,858,382	54,970,940
Emergent BioSolutions, Inc. (a)	770,850	60,958,818
Enanta Pharmaceuticals, Inc. (a)	455,762	22,883,810
Epizyme, Inc. (a) (b)	2,067,203	33,199,280
Esperion Therapeutics, Inc. (a) (b)	1,219,434	62,569,159
Exact Sciences Corp. (a) (b)	621,014	53,990,957
Exelixis, Inc. (a)	2,367,891	56,213,732
Fate Therapeutics, Inc. (a) (b)	1,724,110	59,154,214
FibroGen, Inc. (a) (b)	1,389,371	56,311,207
Flexion Therapeutics, Inc. (a) (b)	1,660,933	21,841,269
G1 Therapeutics, Inc. (a) (b)	661,220	16,041,197
Gilead Sciences, Inc.	724,354	55,731,797
Global Blood Therapeutics, Inc. (a)	846,127	53,415,998
Gossamer Bio, Inc. (a) (b)	932,419	12,121,447
Halozyme Therapeutics, Inc. (a) (b)	2,323,339	62,288,719
Heron Therapeutics, Inc. (a) (b)	2,020,504	29,721,614
Homology Medicines, Inc. (a) (b)	789,698	11,995,513
IGM Biosciences, Inc. (a)	180,482	13,175,186
ImmunoGen, Inc. (a)	5,617,549	25,840,725
Immunomedics, Inc. (a) (b)	1,714,085	60,747,172
Incyte Corp. (a)	575,880	59,874,244
Inovio Pharmaceuticals, Inc. (a) (b)	4,072,007	109,740,589
Insmed, Inc. (a)	1,949,995	53,702,862
Intellia Therapeutics, Inc. (a) (b)	1,351,443	28,407,332
Intercept Pharmaceuticals, Inc. (a) (b)	705,260	33,789,007
Invitae Corp. (a) (b)	3,278,870	99,316,972
Ionis Pharmaceuticals, Inc. (a)	908,243	53,550,007
Iovance Biotherapeutics, Inc. (a) (b)	1,796,615	49,317,082
Ironwood Pharmaceuticals, Inc. (a) (b)	4,906,703	50,637,175
See accompanying notes to financial statements.
18

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Kadmon Holdings, Inc. (a) (b)	4,109,509	$ 21,040,686
Karuna Therapeutics, Inc. (a) (b)	470,299	52,419,527
Karyopharm Therapeutics, Inc. (a) (b)	3,174,804	60,130,788
Kodiak Sciences, Inc. (a) (b)	654,134	35,401,732
Krystal Biotech, Inc. (a) (b)	428,315	17,740,807
Kura Oncology, Inc. (a)	693,561	11,305,044
Ligand Pharmaceuticals, Inc. (a) (b)	485,654	54,320,400
MacroGenics, Inc. (a)	561,751	15,684,088
Madrigal Pharmaceuticals, Inc. (a) (b)	422,083	47,800,900
Mersana Therapeutics, Inc. (a)	649,756	15,204,290
Mirati Therapeutics, Inc. (a) (b)	517,959	59,135,379
Moderna, Inc. (a)	855,213	54,913,227
Momenta Pharmaceuticals, Inc. (a)	1,707,594	56,811,652
Myriad Genetics, Inc. (a)	2,945,020	33,396,527
Natera, Inc. (a) (b)	1,295,358	64,586,550
Neurocrine Biosciences, Inc. (a)	461,868	56,347,896
Novavax, Inc. (a) (b)	1,163,515	96,978,975
OPKO Health, Inc. (a) (b)	21,378,657	72,901,220
PDL BioPharma, Inc. (a)	2,798,988	8,145,055
Portola Pharmaceuticals, Inc. (a) (b)	1,909,705	34,355,593
Principia Biopharma, Inc. (a)	650,331	38,883,291
Prothena Corp. PLC (a)	639,130	6,685,300
PTC Therapeutics, Inc. (a) (b)	1,076,272	54,610,041
Puma Biotechnology, Inc. (a) (b) (c)	2,718,389	28,352,797
Radius Health, Inc. (a) (b)	1,615,815	22,023,558
Regeneron Pharmaceuticals, Inc. (a)	90,196	56,250,735
REGENXBIO, Inc. (a)	1,181,413	43,511,441
Retrophin, Inc. (a)	956,879	19,529,900
Rhythm Pharmaceuticals, Inc. (a) (b)	480,410	10,713,143
Rocket Pharmaceuticals, Inc. (a) (b)	824,382	17,254,315
Sage Therapeutics, Inc. (a) (b)	1,464,297	60,885,469
Sangamo Therapeutics, Inc. (a) (b)	3,985,253	35,707,867
Sarepta Therapeutics, Inc. (a) (b)	333,787	53,519,408
Seattle Genetics, Inc. (a)	350,792	59,606,577
Sorrento Therapeutics, Inc. (a) (b)	6,711,255	42,146,681
Spectrum Pharmaceuticals, Inc. (a)	3,081,655	10,415,994
TG Therapeutics, Inc. (a) (b)	3,084,307	60,082,300
Translate Bio, Inc. (a) (b)	890,020	15,949,158
Turning Point Therapeutics, Inc. (a)	560,562	36,206,700
Twist Bioscience Corp. (a) (b)	978,774	44,338,462
Ultragenyx Pharmaceutical, Inc. (a) (b)	779,018	60,934,788
United Therapeutics Corp. (a)	459,288	55,573,848
See accompanying notes to financial statements.
19

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (a)	1,806,100	$ 20,661,784
Veracyte, Inc. (a) (b)	1,201,467	31,117,995
Vericel Corp. (a) (b)	1,821,646	25,175,148
Vertex Pharmaceuticals, Inc. (a)	197,363	57,296,453
Viela Bio, Inc. (a)	278,311	12,056,433
Viking Therapeutics, Inc. (a) (b)	2,913,435	21,005,866
Voyager Therapeutics, Inc. (a) (b)	777,313	9,809,690
Xencor, Inc. (a) (b)	1,080,070	34,983,467
Y-mAbs Therapeutics, Inc. (a)	392,613	16,960,882
ZIOPHARM Oncology, Inc. (a) (b)	3,550,940	11,647,084
TOTAL COMMON STOCKS (Cost $5,658,705,401)		5,395,241,018
SHORT-TERM INVESTMENTS — 16.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	6,399,493	6,402,053
State Street Navigator Securities Lending Portfolio II (f) (g)	857,417,617	857,417,617
TOTAL SHORT-TERM INVESTMENTS (Cost $863,819,613)		863,819,670
TOTAL INVESTMENTS — 115.9% (Cost $6,522,525,014)		6,259,060,688
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.9)%		(856,413,368)
NET ASSETS — 100.0%		$ 5,402,647,320
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
20

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,395,183,448	$57,570	$—	$5,395,241,018
Short-Term Investments	863,819,670	—	—	863,819,670
TOTAL INVESTMENTS	$6,259,003,118	$57,570	$—	$6,259,060,688
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Acorda Therapeutics, Inc.	2,503,039	$ 19,198,309	$ 3,419,376	$ 12,395,093	$ (36,549,619)	$ —*	—	$ —*	$ —
Adverum Biotechnologies, Inc.	505,070	6,005,282	105,371,860	104,376,136	25,688,139	—*	—	—*	—
AnaptysBio, Inc.	470,813	26,563,269	82,567,730	75,787,869	(29,189,087)	—*	—	—*	—
BioCryst Pharmaceuticals, Inc.	4,513,164	17,104,892	67,916,656	35,624,830	(5,776,904)	15,269,697	12,358,764	58,889,511	—
Catalyst Pharmaceuticals, Inc.	—	—	77,785,908	55,246,512	356,070	—*	—	—*	—
CEL-SCI Corp.	—	—	27,902,164	1,872,662	201,560	1,932,960	1,887,669	28,164,022	—
Clovis Oncology, Inc.	4,344,916	64,608,901	119,271,300	76,125,053	(122,121,378)	67,307,270	7,843,117	52,941,040	—
Puma Biotechnology, Inc.	4,163,214	52,914,450	89,353,026	104,877,027	(56,969,260)	47,931,608	2,718,389	28,352,797	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	250,801,918	244,393,084	(6,838)	57	6,399,493	6,402,053	65,445
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,012,403	2,012,403	102,679,821	104,692,224	—	—	—	—	37,546
State Street Navigator Securities Lending Portfolio II	—	—	2,030,603,981	1,173,186,364	—	—	857,417,617	857,417,617	3,592,381
State Street Navigator Securities Lending Portfolio III	251,159,946	251,159,946	472,618,174	723,778,120	—	—	—	—	1,428,465
Viking Therapeutics, Inc.	5,730,107	47,559,888	61,255,571	80,255,665	(40,323,008)	—*	—	—*	—
Total		$487,127,340	$3,491,547,485	$2,792,610,639	$(264,690,325)	$132,441,592		$1,032,167,040	$5,123,837
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
21

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
General Dynamics Corp.	962,559	$ 143,864,068
Raytheon Technologies Corp.	1,859,986	114,612,338
		258,476,406
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc. (a)	1,651,463	130,564,665
Expeditors International of Washington, Inc.	806,207	61,303,980
		191,868,645
BANKS — 8.6%
Bank OZK (a) (b)	11,770,632	276,256,733
Commerce Bancshares, Inc. (a)	1,458,692	86,748,413
Community Bank System, Inc. (a)	1,772,942	101,093,153
Cullen/Frost Bankers, Inc. (a) (b)	3,189,184	238,263,937
People's United Financial, Inc. (b)	21,697,953	251,045,316
Prosperity Bancshares, Inc.	2,919,314	173,348,865
United Bankshares, Inc. (a)	6,311,500	174,576,090
		1,301,332,507
BEVERAGES — 2.0%
Brown-Forman Corp. Class B	784,439	49,937,387
Coca-Cola Co.	3,106,000	138,776,080
PepsiCo, Inc.	922,297	121,983,001
		310,696,468
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	2,852,138	280,022,909
BUILDING PRODUCTS — 0.9%
A.O. Smith Corp.	2,419,254	113,995,249
Carrier Global Corp. (a)	1,028,037	22,842,982
		136,838,231
CAPITAL MARKETS — 5.7%
Eaton Vance Corp.	5,344,651	206,303,528
FactSet Research Systems, Inc. (a)	152,598	50,123,865
Franklin Resources, Inc. (a)	15,410,655	323,161,435
S&P Global, Inc.	147,745	48,679,023
SEI Investments Co.	1,178,816	64,811,304
T Rowe Price Group, Inc.	1,404,284	173,429,074
		866,508,229
See accompanying notes to financial statements.
22

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CHEMICALS — 5.5%
Air Products & Chemicals, Inc.	480,088	$ 115,922,049
Albemarle Corp. (a)	1,701,137	131,344,788
Ecolab, Inc.	260,380	51,802,601
HB Fuller Co. (b)	2,718,062	121,225,565
Linde PLC	463,901	98,398,041
PPG Industries, Inc.	1,018,224	107,992,837
RPM International, Inc.	1,428,971	107,258,563
Sherwin-Williams Co.	88,306	51,027,622
Stepan Co.	502,197	48,763,329
		833,735,395
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc. (a) (b)	3,496,319	126,916,380
Brady Corp. Class A	1,770,789	82,908,341
Cintas Corp.	278,862	74,277,682
MSA Safety, Inc. (a)	648,112	74,169,937
		358,272,340
CONTAINERS & PACKAGING — 3.2%
Amcor PLC	26,440,260	269,955,055
AptarGroup, Inc.	520,280	58,260,954
Sonoco Products Co.	2,989,816	156,337,479
		484,553,488
DISTRIBUTORS — 1.4%
Genuine Parts Co.	2,425,081	210,885,044
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	9,136,053	276,182,882
ELECTRIC UTILITIES — 1.3%
Eversource Energy	1,266,529	105,463,870
NextEra Energy, Inc.	364,536	87,550,611
		193,014,481
ELECTRICAL EQUIPMENT — 2.3%
Emerson Electric Co.	2,996,334	185,862,598
nVent Electric PLC (b)	9,090,838	170,271,396
		356,133,994
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.2%
Essex Property Trust, Inc. REIT	590,776	135,388,136
Federal Realty Investment Trust REIT (a)	3,029,246	258,122,052
See accompanying notes to financial statements.
23

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
National Retail Properties, Inc. REIT	8,332,186	$ 295,625,959
Realty Income Corp. REIT	4,294,564	255,526,558
		944,662,705
FOOD & STAPLES RETAILING — 2.7%
Casey's General Stores, Inc.	237,527	35,515,037
Sysco Corp.	2,994,921	163,702,382
Walmart, Inc.	558,681	66,918,810
Walgreens Boots Alliance, Inc.	3,473,157	147,227,125
		413,363,354
FOOD PRODUCTS — 3.4%
Archer-Daniels-Midland Co.	4,325,851	172,601,455
Hormel Foods Corp. (a)	1,595,627	77,020,915
J.M. Smucker Co.	1,025,403	108,497,892
Lancaster Colony Corp.	548,895	85,073,236
McCormick & Co., Inc.	437,524	78,496,181
		521,689,679
GAS UTILITIES — 5.8%
Atmos Energy Corp.	863,935	86,030,648
National Fuel Gas Co.	4,312,353	180,816,961
New Jersey Resources Corp.	4,313,668	140,841,260
Northwest Natural Holding Co. (b)	1,853,023	103,380,153
South Jersey Industries, Inc. (a) (b)	6,542,373	163,493,901
UGI Corp.	6,563,679	208,724,992
		883,287,915
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Abbott Laboratories	733,757	67,087,403
Becton Dickinson and Co.	195,935	46,881,367
Medtronic PLC	944,083	86,572,411
West Pharmaceutical Services, Inc.	84,749	19,252,430
		219,793,611
HEALTH CARE PROVIDERS & SERVICES — 1.1%
Cardinal Health, Inc.	3,073,549	160,408,522
HOTELS, RESTAURANTS & LEISURE — 0.8%
McDonald's Corp.	627,452	115,746,070
HOUSEHOLD DURABLES — 1.8%
Leggett & Platt, Inc. (b)	7,856,841	276,167,961
See accompanying notes to financial statements.
24

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 3.3%
Church & Dwight Co., Inc.	799,596	$ 61,808,771
Clorox Co. (a)	486,681	106,763,211
Colgate-Palmolive Co.	1,406,327	103,027,516
Kimberly-Clark Corp.	900,675	127,310,411
Procter & Gamble Co.	858,150	102,608,996
		501,518,905
INDUSTRIAL CONGLOMERATES — 1.7%
3M Co.	1,127,259	175,841,131
Carlisle Cos., Inc.	496,894	59,463,305
Roper Technologies, Inc.	79,106	30,713,696
		266,018,132
INSURANCE — 4.7%
Aflac, Inc.	3,525,986	127,041,276
Brown & Brown, Inc.	1,025,024	41,779,978
Chubb, Ltd.	974,801	123,429,303
Cincinnati Financial Corp.	1,532,452	98,122,901
Old Republic International Corp.	14,028,977	228,812,615
RenaissanceRe Holdings, Ltd.	245,227	41,941,174
RLI Corp. (a)	563,844	46,291,592
		707,418,839
IT SERVICES — 2.2%
Automatic Data Processing, Inc.	740,107	110,194,531
International Business Machines Corp.	1,818,220	219,586,430
		329,780,961
LEISURE EQUIPMENT & PRODUCTS — 1.9%
Polaris, Inc. (b)	3,164,816	292,903,721
MACHINERY — 6.8%
Caterpillar, Inc.	1,187,754	150,250,881
Donaldson Co., Inc.	1,983,857	92,289,028
Dover Corp.	1,002,057	96,758,624
Franklin Electric Co., Inc.	1,026,989	53,937,462
Graco, Inc.	1,218,725	58,486,613
Illinois Tool Works, Inc.	733,332	128,223,100
Lincoln Electric Holdings, Inc.	1,438,761	121,201,226
Nordson Corp.	273,501	51,885,875
Otis Worldwide Corp.	514,041	29,228,371
Pentair PLC	3,152,217	119,752,724
See accompanying notes to financial statements.
25

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Stanley Black & Decker, Inc.	985,087	$ 137,301,426
		1,039,315,330
MEDIA — 0.7%
John Wiley & Sons, Inc. Class A (b)	2,676,536	104,384,904
METALS & MINING — 1.2%
Nucor Corp. (a)	4,475,761	185,341,263
MULTI-UTILITIES — 2.6%
Black Hills Corp.	2,026,321	114,811,348
Consolidated Edison, Inc.	1,811,896	130,329,679
MDU Resources Group, Inc.	6,646,005	147,408,391
		392,549,418
MULTILINE RETAIL — 0.8%
Target Corp.	1,032,651	123,845,834
OIL, GAS & CONSUMABLE FUELS — 4.2%
Chevron Corp.	3,098,728	276,499,499
Exxon Mobil Corp.	7,967,180	356,292,290
		632,791,789
PHARMACEUTICALS — 0.7%
Johnson & Johnson	703,852	98,982,707
SPECIALTY RETAIL — 0.9%
Lowe's Cos., Inc.	1,017,576	137,494,869
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
VF Corp.	2,467,347	150,360,126
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co. (a)	3,461,253	148,280,079
W.W. Grainger, Inc.	338,815	106,442,120
		254,722,199
WATER UTILITIES — 1.3%
American States Water Co.	688,815	54,161,523
California Water Service Group	1,301,335	62,073,680
Essential Utilities, Inc. (a)	2,040,282	86,181,512
		202,416,715
See accompanying notes to financial statements.
26

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc. (b)	7,119,547	$ 141,536,594
TOTAL COMMON STOCKS (Cost $15,601,627,536)		15,155,023,142
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	16,175,997	16,182,467
State Street Navigator Securities Lending Portfolio II (e) (f)	160,240,114	160,240,114
TOTAL SHORT-TERM INVESTMENTS (Cost $176,410,308)		176,422,581
TOTAL INVESTMENTS — 100.9% (Cost $15,778,037,844)		15,331,445,723
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(133,579,889)
NET ASSETS — 100.0%		$ 15,197,865,834
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$15,155,023,142	$—	$—	$15,155,023,142
Short-Term Investments	176,422,581	—	—	176,422,581
TOTAL INVESTMENTS	$15,331,445,723	$—	$—	$15,331,445,723
See accompanying notes to financial statements.
27

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
ABM Industries, Inc.	3,755,454	$ 150,218,160	$ 74,902,209	$ 89,378,792	$ 7,525,804	$ (16,351,001)	3,496,319	$ 126,916,380	$ 2,373,808
Bank OZK	7,011,092	210,963,759	156,821,007	38,351,659	(3,370,687)	(49,805,687)	11,770,632	276,256,733	7,821,851
Brady Corp.	2,701,251	133,225,699	40,207,101	87,278,482	4,966,907	—*	—	—*	1,889,209
Cullen/Frost Bankers, Inc.	1,912,497	179,124,469	166,860,421	65,155,349	8,892,052	(51,457,656)	3,189,184	238,263,937	7,279,560
Eaton Vance Corp.	5,890,022	254,036,649	92,450,906	117,922,762	15,628,948	—*	—	—*	8,138,430
HB Fuller Co.	1,886,785	87,546,824	63,861,591	32,418,598	(852,782)	3,088,530	2,718,062	121,225,565	1,230,642
Helmerich & Payne, Inc.	—	—	457,238,655	233,766,289	(223,472,366)	—*	—	—*	7,593,719
John Wiley & Sons, Inc.	3,190,542	146,318,256	52,866,597	76,479,092	(17,535,338)	(785,519)	2,676,536	104,384,904	3,857,777
Kontoor Brands, Inc.	254,938	7,143,363	332,569,217	162,778,240	(177,059,719)	—*	—	—*	7,536,637
Leggett & Platt, Inc.	6,012,837	230,712,556	262,972,078	230,049,025	48,321,890	(35,789,538)	7,856,841	276,167,961	10,549,572
Meredith Corp.	3,377,760	185,979,466	173,564,742	238,710,977	(131,690,869)	—*	—	—*	6,345,141
National Fuel Gas Co.	3,323,623	175,321,113	179,396,000	120,748,179	(29,071,840)	—*	—	—*	9,247,828
Northwest Natural Holding Co.	—	—	143,352,174	11,435,698	(1,126,491)	(27,409,832)	1,853,023	103,380,153	657,703
nVent Electric PLC	6,616,421	164,021,077	158,242,105	108,177,295	(2,235,294)	(41,579,197)	9,090,838	170,271,396	5,645,000
People’s United Financial, Inc.	18,048,137	302,847,739	133,919,572	80,340,710	(6,220,626)	(99,160,659)	21,697,953	251,045,316	14,065,416
Polaris, Inc.	2,121,915	193,582,305	158,025,240	88,215,093	5,355,225	24,156,044	3,164,816	292,903,721	5,607,644
South Jersey Industries, Inc.	—	—	218,951,489	18,289,389	(2,263,049)	(34,905,150)	6,542,373	163,493,901	3,484,172
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	882,348,819	866,217,433	38,809	12,272	16,175,997	16,182,467	434,245
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,868,771	3,868,771	53,013,411	56,882,182	—	—*	—	—*	79,583
State Street Navigator Securities Lending Portfolio II	—	—	1,854,036,169	1,693,796,055	—	—	160,240,114	160,240,114	1,870,762
State Street Navigator Securities Lending Portfolio III	72,674,127	72,674,127	517,136,810	589,810,937	—	—*	—	—*	489,080
Tanger Factory Outlet Centers, Inc.	12,260,632	198,744,845	169,688,283	334,605,621	(137,923,659)	—*	—	—*	19,426,744
Telephone & Data Systems, Inc.	4,740,780	144,119,712	107,368,919	42,145,833	(10,432,868)	(57,373,336)	7,119,547	141,536,594	4,469,637
Total		$2,840,448,890	$6,449,793,515	$5,382,953,690	$(652,525,953)	$(387,360,729)		$2,442,269,142	$130,094,160
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,347,733,308	$ 5,226,893,648	$12,889,176,581
Investments in affiliated issuers, at value	13,764,900	1,032,167,040	2,442,269,142
Total Investments	1,361,498,208	6,259,060,688	15,331,445,723
Receivable for investments sold	—	428	51,006,771
Receivable for fund shares sold	—	950,652	—
Dividends receivable — unaffiliated issuers	5,073,549	—	33,887,223
Dividends receivable — affiliated issuers	495	1,615	2,024,366
Securities lending income receivable — unaffiliated issuers	2,822	168,213	18,367
Securities lending income receivable — affiliated issuers	19,996	1,243,588	80,630
TOTAL ASSETS	1,366,595,070	6,261,425,184	15,418,463,080
LIABILITIES
Due to custodian	—	429	—
Payable upon return of securities loaned	9,665,286	857,417,617	160,240,114
Payable for investments purchased	3,474,225	—	55,744,558
Payable for fund shares repurchased	—	—	127,652
Advisory fee payable	291,477	1,357,740	4,475,448
Trustees’ fees and expenses payable	1,406	2,078	9,474
TOTAL LIABILITIES	13,432,394	858,777,864	220,597,246
NET ASSETS	$1,353,162,676	$ 5,402,647,320	$15,197,865,834
NET ASSETS CONSIST OF:
Paid-in Capital	$1,823,842,932	$ 8,385,604,445	$16,723,161,488
Total distributable earnings (loss)	(470,680,256)	(2,982,957,125)	(1,525,295,654)
NET ASSETS	$1,353,162,676	$ 5,402,647,320	$15,197,865,834
NET ASSET VALUE PER SHARE
Net asset value per share	$ 78.07	$ 112.03	$ 91.25
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,331,617	48,225,000	166,553,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,627,316,815	$ 5,483,233,969	$12,978,009,966
Investments in affiliated issuers	13,764,900	1,039,291,045	2,800,027,878
Total cost of investments	$1,641,081,715	$ 6,522,525,014	$15,778,037,844
* Includes investments in securities on loan, at value	$ 34,741,389	$ 1,251,274,590	$ 313,928,213
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 63,428,972	$ 8,329,168	$ 446,806,049
Dividend income — affiliated issuers	42,334	102,991	127,734,318
Unaffiliated securities lending income	100,028	1,343,954	1,175,586
Affiliated securities lending income	208,527	5,020,846	2,359,842
Foreign taxes withheld	(11,020)	—	—
TOTAL INVESTMENT INCOME (LOSS)	63,768,841	14,796,959	578,075,795
EXPENSES
Advisory fee	5,568,170	14,442,831	62,433,225
Trustees’ fees and expenses	34,242	54,403	260,879
Miscellaneous expenses	2,046	3,568	13,278
TOTAL EXPENSES	5,604,458	14,500,802	62,707,382
NET INVESTMENT INCOME (LOSS)	$ 58,164,383	$ 296,157	$ 515,368,413
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(167,829,675)	(280,044,086)	(260,556,459)
Investments — affiliated issuers	(2,486)	(293,533,514)	(732,498,747)
In-kind redemptions — unaffiliated issuers	134,816,251	1,115,681,165	2,152,792,855
In-kind redemptions — affiliated issuers	—	28,843,189	79,972,794
Net realized gain (loss)	(33,015,910)	570,946,754	1,239,710,443
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(401,412,206)	284,003,633	(2,943,067,905)
Investment — affiliated issuers	—	193,963,271	(245,392,401)
Net change in unrealized appreciation/depreciation	(401,412,206)	477,966,904	(3,188,460,306)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(434,428,116)	1,048,913,658	(1,948,749,863)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(376,263,733)	$1,049,209,815	$(1,433,381,450)
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 58,164,383	$ 75,636,619
Net realized gain (loss)	(33,015,910)	260,714,090
Net change in unrealized appreciation/depreciation	(401,412,206)	(112,467,319)
Net increase (decrease) in net assets resulting from operations	(376,263,733)	223,883,390
Net equalization credits and charges	(2,277,335)	250,719
Distributions to shareholders	(76,076,130)	(101,343,386)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	491,798,632	999,735,367
Cost of shares redeemed	(1,219,091,891)	(1,153,109,832)
Net income equalization	2,277,335	(250,719)
Net increase (decrease) in net assets from beneficial interest transactions	(725,015,924)	(153,625,184)
Net increase (decrease) in net assets during the period	(1,179,633,122)	(30,834,461)
Net assets at beginning of period	2,532,795,798	2,563,630,259
NET ASSETS AT END OF PERIOD	$ 1,353,162,676	$ 2,532,795,798
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,300,000	10,400,000
Shares redeemed	(13,600,000)	(12,100,000)
Net increase (decrease) from share transactions	(8,300,000)	(1,700,000)
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 296,157	$ 2,330,693
Net realized gain (loss)	570,946,754	(227,333,914)
Net change in unrealized appreciation/depreciation	477,966,904	(314,583,650)
Net increase (decrease) in net assets resulting from operations	1,049,209,815	(539,586,871)
Net equalization credits and charges	35,202	215,871
Distributions to shareholders	(928,142)	(4,996,708)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,679,802,929	14,940,138,891
Cost of shares redeemed	(18,738,305,166)	(15,215,669,669)
Net income equalization	(35,202)	(215,871)
Net increase (decrease) in net assets from beneficial interest transactions	(58,537,439)	(275,746,649)
Net increase (decrease) in net assets during the period	989,779,436	(820,114,357)
Net assets at beginning of period	4,412,867,884	5,232,982,241
NET ASSETS AT END OF PERIOD	$ 5,402,647,320	$ 4,412,867,884
SHARES OF BENEFICIAL INTEREST:
Shares sold	208,575,000	173,950,000
Shares redeemed	(210,600,000)	(178,650,000)
Net increase (decrease) from share transactions	(2,025,000)	(4,700,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 515,368,413	$ 424,527,653
Net realized gain (loss)	1,239,710,443	1,656,443,637
Net change in unrealized appreciation/depreciation	(3,188,460,306)	(65,735,810)
Net increase (decrease) in net assets resulting from operations	(1,433,381,450)	2,015,235,480
Net equalization credits and charges	(7,547,203)	3,640,194
Distributions to shareholders	(509,825,739)	(431,641,309)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	6,522,295,627	6,965,569,606
Cost of shares redeemed	(8,079,251,362)	(5,203,085,444)
Net income equalization	7,547,203	(3,640,194)
Net increase (decrease) in net assets from beneficial interest transactions	(1,549,408,532)	1,758,843,968
Net increase (decrease) in net assets during the period	(3,500,162,924)	3,346,078,333
Net assets at beginning of period	18,698,028,758	15,351,950,425
NET ASSETS AT END OF PERIOD	$15,197,865,834	$18,698,028,758
SHARES OF BENEFICIAL INTEREST:
Shares sold	65,550,000	73,400,000
Shares redeemed	(84,200,000)	(53,900,000)
Net increase (decrease) from share transactions	(18,650,000)	19,500,000
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 98.82	$ 93.80	$ 92.99	$ 99.44	$ 84.38
Income (loss) from investment operations:
Net investment income (loss) (a)	2.50	2.74	2.47	1.62	2.83
Net realized and unrealized gain (loss) (b)	(19.84)	5.92	1.20	(4.28)	15.72
Total from investment operations	(17.34)	8.66	3.67	(2.66)	18.55
Net equalization credits and charges (a)	(0.10)	0.01	(0.04)	(0.09)	0.03
Distributions to shareholders from:
Net investment income	(3.31)	(3.65)	(2.82)	(3.70)	(3.52)
Net asset value, end of period	$ 78.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44
Total return (c)	(18.04)%	9.58%	4.03%	(2.73)%	22.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,353,163	$2,532,796	$2,563,630	$3,015,901	$3,816,521
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.61%	2.89%	2.72%	1.71%	3.14%
Portfolio turnover rate (d)	17%	9%	6%	9%	10%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 87.82	$ 95.23	$ 77.15	$ 54.16	$ 84.11
Income (loss) from investment operations:
Net investment income (loss) (b)	0.01	0.04	0.20	0.20	0.29
Net realized and unrealized gain (loss) (c)	24.22	(7.37)	18.06	22.97	(29.93)
Total from investment operations	24.23	(7.33)	18.26	23.17	(29.64)
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	(0.00)(d)	(0.01)
Distributions to shareholders from:
Net investment income	(0.02)	(0.08)	(0.19)	(0.18)	(0.30)
Net asset value, end of period	$ 112.03	$ 87.82	$ 95.23	$ 77.15	$ 54.16
Total return (e)	27.59%	(7.70)%	23.69%	42.80%	(35.30)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,402,647	$4,412,868	$5,232,982	$3,548,969	$1,873,833
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.01%	0.05%	0.23%	0.30%	0.45%
Portfolio turnover rate (f)	66%	45%	62%	59%	75%
(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 100.96	$ 92.65	$ 88.93	$ 83.91	$ 76.23
Income (loss) from investment operations:
Net investment income (loss) (a)	2.84	2.41	2.31	1.81	2.01
Net realized and unrealized gain (loss) (b)	(9.68)	8.30	6.10	6.01	10.29
Total from investment operations	(6.84)	10.71	8.41	7.82	12.30
Net equalization credits and charges (a)	(0.04)	0.02	(0.03)	0.01	0.01
Distributions to shareholders from:
Net investment income	(2.83)	(2.42)	(2.33)	(2.22)	(2.02)
Net realized gains	—	—	(2.33)	(0.59)	(2.61)
Total distributions	(2.83)	(2.42)	(4.66)	(2.81)	(4.63)
Net asset value, end of period	$ 91.25	$ 100.96	$ 92.65	$ 88.93	$ 83.91
Total return (c)	(6.82)%	11.76%	9.44%	9.46%	16.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,197,866	$18,698,029	$15,351,950	$15,478,187	$14,009,561
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.89%	2.49%	2.51%	2.10%	2.62%
Portfolio turnover rate (d)	31%	20%	24%	32%	32%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2020:
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 387,580,958	$ 375,289,545
SPDR S&P Biotech ETF	2,733,856,145	2,738,326,556
SPDR S&P Dividend ETF	5,681,088,663	5,436,331,455
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 477,378,234	$ 1,207,032,412	$ 134,816,251
SPDR S&P Biotech ETF	12,444,983,213	12,502,414,560	1,144,524,354
SPDR S&P Dividend ETF	6,029,372,909	7,828,741,888	2,232,765,649
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, return of capital basis adjustments, in-kind transactions, wash sale loss deferrals, and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 76,076,130	$—	$ 76,076,130
SPDR S&P Biotech ETF	928,142	—	928,142
SPDR S&P Dividend ETF	509,825,739	—	509,825,739
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Dow Jones REIT ETF	$ 101,343,386	$ —	$ 101,343,386
SPDR S&P Biotech ETF	4,996,708	—	4,996,708
SPDR S&P Dividend ETF	431,641,309	—	431,641,309
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Dow Jones REIT ETF	$ —	$ (185,271,055)	$—	$(285,409,201)	$—	$ (470,680,256)
SPDR S&P Biotech ETF	—	(2,708,235,943)	—	(274,721,182)	—	(2,982,957,125)
SPDR S&P Dividend ETF	5,542,674	(1,064,279,794)	—	(466,558,534)	—	(1,525,295,654)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Dow Jones REIT ETF	$ 37,386,131	$ 147,884,924
SPDR S&P Biotech ETF	1,312,391,683	1,395,844,260
SPDR S&P Dividend ETF	653,578,966	410,700,828
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 1,646,907,409	$ 55,019,363	$ 340,428,564	$(285,409,201)
SPDR S&P Biotech ETF	6,533,781,870	385,116,290	659,837,472	(274,721,182)
SPDR S&P Dividend ETF	15,798,004,257	1,011,214,720	1,477,773,254	(466,558,534)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 34,741,389	$ 9,665,286	$ 25,751,648	$ 35,416,934
SPDR S&P Biotech ETF	1,251,274,590	857,417,617	424,356,522	1,281,774,139
SPDR S&P Dividend ETF	313,928,213	160,240,114	155,150,485	315,390,599
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 9,665,286	$—	$—	$—	$ 9,665,286	$ 9,665,286
SPDR S&P Biotech ETF	Common Stocks	857,417,617	—	—	—	857,417,617	857,417,617
SPDR S&P Dividend ETF	Common Stocks	160,240,114	—	—	—	160,240,114	160,240,114
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
48

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Dow Jones REIT ETF, SPDR S&P Biotech ETF and SPDR S&P Dividend ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our
49

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
50

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
51

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$ 778.10	$1,176.60	$ 862.20
Expenses Paid During Period(a)	1.11	1.89	1.62
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.60	1,023.10	1,023.10
Expenses Paid During Period(a)	1.26	1.76	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
52

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
53

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
54

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares
55

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
56

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
57

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

60

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
61

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
62

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

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SPDR® Series Trust - Equity Funds
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State Street Global Advisors
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SPDRTOPEQAR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The FactSet Innovative Technology Index is designed to represent the performance of U.S.-listed stock and American Depository Receipts of Technology companies and Technology related companies (including Electronic Media companies) within the most innovative segments of the Technology sector and Electronic Media sub-sector of the Media sector, as defined by FactSet Research Systems, Inc.
The Global Dow Index is made up of 150 companies from around the world. The 150 companies are selected not just based on size and reputation, but also on their promise of future growth. The Index has been designed to cover both developed and emerging countries. The Index is equal weighted and will be reset to equal weights annually each September.
The MSCI USA Factor Mix A-Series Capped Index is designed to measure the equity market performance of large-and mid-cap companies across the U.S. equity market. It aims to represent the performance of a combination of three factors: value, quality, and low volatility. The Index is an equal weighted combination of the following three MSCI Factor Indices in a single composite index: the MSCI USA Value Weighted Index, the MSCI USA Quality Index, and the MSCI USA Minimum Volatility Index.
The NYSE Technology Index is composed of 35 leading U.S.-listed technology-related companies. The investible universe of the Index comprises all stocks in the Information Technology sector and technology-related stocks in the Customer Discretionary sector, as defined by the Index Provider.
The S&P 500 Fossil Fuel Free Index is designed to measure the performance of companies in the S&P 500 Index that are “fossil fuel free”, which are defined as companies that do not own fossil fuel reserves. For purposes of the composition of the Index, fossil fuel reserves are defined as economically and technically recoverable sources of crude oil, natural gas and thermal coal but do not include metallurgical or coking coal, which are used in connection with steel production.
The S&P Capital Markets Select Industry Index represents the capital markets segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The capital markets segment of the S&P TMI comprises the following sub-industries: Asset Management & Custody Banks, Diversified Capital Markets, Financial Exchanges & Data and Investment Banking & Brokerage.
The S&P Health Care Equipment Select Industry represents the health care equipment segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care equipment segment of the S&P TMI comprises the following sub-industries: Health Care Equipment and Health Care Supplies.
The S&P Health Care Services Select Industry® Index represents the health care services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The health care services segment of the S&P TMI comprises the following sub-industries: Health Care Distributors, Health Care Facilities, Health Care Services, and Managed Health Care.
The S&P Insurance Select Industry Index represents the insurance segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The insurance segment of the S&P TMI comprises the following sub-industries: Insurance Brokers, Life & Health Insurance, Multi-Line Insurance, Property & Casualty Insurance, and Reinsurance.
The S&P Internet Select Industry Index ("the Index") represents the internet segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The internet segment of the S&P TMI comprises the Internet and Direct Marketing Retail, Internet Services & Infrastructure and Interactive Media & Services sub-industry.
The S&P Metals & Mining Select Industry Index represents the metals and mining segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The metals & mining segment of the S&P TMI comprises the following sub-industries: Aluminum, Coal & Consumable Fuels, Copper, Diversified Metals & Mining, Gold, Precious Metals & Minerals, Silver, and Steel.
The S&P Oil & Gas Equipment & Services Select Industry Index represents the oil and gas equipment and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The oil and gas equipment and services segment of the S&P TMI comprises the Oil & Gas Drilling sub-industry and the Oil & Gas Equipment & Services sub-industry.
The S&P Pharmaceuticals Select Industry Index represents the pharmaceuticals segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The pharmaceuticals segment of the S&P TMI comprises the Pharmaceuticals sub-industry.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The S&P Retail Select Industry Index represents the retail segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The retail segment of the S&P TMI comprises the following sub-industries: Apparel Retail, Automotive Retail, Computer & Electronic Retail, Department Stores, Drug Retail, Food Retailers, General Merchandise Stores, Hypermarkets & Super Centers, Internet & Direct Marketing Retail, and Specialty Stores.
The S&P Semiconductor Select Industry Index represents the semiconductors segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The semiconductors segment of the S&P TMI comprises the Semiconductors sub-industry.
The S&P Software & Services Select Industry Index represents the software and services segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The software and services segment of the S&P TMI comprises the following sub-industries: Application Software, Data Processing & Outsourced Services, Home Entertainment Software, IT Consulting & Other Services, and Systems Software.
The S&P Telecom Select Industry Index represents the telecommunications segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The telecommunications segment of the S& P TMI comprises the following sub-industries: Alternative Carriers, Communications Equipment, Integrated Telecommunication Services, and Wireless Telecommunication Services.
The S&P Transportation Select Industry Index represents the transportation segment of the S&P Total Market Index ("S&P TMI"). The S&P TMI is designed to track the broad U.S. equity market. The transportation segment of the S& P TMI comprises the following sub-industries: Air Freight & Logistics, Airlines, Airport Services, Highways & Rail Tracks, Marine, Marine Ports & Services, Railroads, and Trucking.
The SSGA Gender Diversity Index is designed to measure the performance of U.S. large capitalization companies that are “gender diverse,” which are defined as companies that exhibit gender diversity in their senior leadership positions.
The Wells Fargo® Hybrid and Preferred Securities Aggregate Index is a modified market capitalization weighted index designed to measure the performance of non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment.
See accompanying notes to financial statements.
2

SPDR FactSet Innovative Technology ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR FactSet Innovative Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the FactSet Innovative Technology Index. The Fund’s is benchmark is the FactSet Innovative Technology Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 37.68%, and the Index was 38.29%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began with favorable momentum in the second half of 2019 due to the US/China trade truce at the G20 Summit in Japan, dovish comments from the US Federal Reserve chairman, and corporate earnings beats. However, the reemergence of a trade war between the US and China and a strong jobs report reducing the likelihood of an interest-rate cut dampened returns. Despite interest-rate sensitive and defensive stocks leading performance for the quarter, technology held up with better-than-average returns, supported by strong returns from Apple. US equities made upward progress in the fourth quarter, with a strong jobs report amidst mixed global economic data. Technology was the best performing sector for the quarter and the calendar year, fueled by an improving trade environment. By the first quarter of 2020, news of the novel coronavirus shutting down parts of Asia and spreading through Europe weighed on returns, resulting in the WHO declaring a global pandemic. US equities experienced a strong downturn and the economy saw a marked increase in jobless claims. All sectors posted negative returns for the quarter, with small cap stocks underperforming large cap. The market rebounded in the second quarter, as the unprecedented fiscal and monetary policy enacted to support the economy during the COVID-19 crisis took effect and the unemployment rate declined. Consumer discretionary and information technology led the recovery, which contributed to the Fund’s performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Shopify, Inc. Class A, DocuSign, Inc. and Zoom Video Communications, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Momo Inc Sponsored ADR Class A, LendingTree, Inc. and TrueCar, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR FactSet Innovative Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	FactSet Innovative Technology Index	Net Asset Value	Market Value	FactSet Innovative Technology Index
ONE YEAR	37.68%	37.70%	38.29%	37.68%	37.70%	38.29%
SINCE INCEPTION(1)	206.04%	206.04%	211.48%	28.46%	28.46%	28.99%

(1)	For the period January 13, 2016 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/13/16, 1/14/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Factset Innovative Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Zoom Video Communications, Inc. Class A	3.1%
Sea, Ltd. ADR	2.3
Bilibili, Inc. ADR	2.0
Shopify, Inc. Class A	2.0
Zscaler, Inc.	1.9
DocuSign, Inc.	1.8
Twilio, Inc. Class A	1.7
Wix.com, Ltd.	1.7
Crowdstrike Holdings, Inc. Class A	1.6
Coupa Software, Inc.	1.5
TOTAL	19.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Software	45.3%
Interactive Media & Services	14.6
Entertainment	14.5
IT Services	9.4
Semiconductors & Semiconductor Equipment	6.0
Technology Hardware, Storage & Peripherals	1.9
Health Care Technology	1.9
Electronic Equipment, Instruments & Components	1.5
Internet & Direct Marketing Retail	1.4
Communications Equipment	1.3
Consumer Finance	0.8
Media	0.8
Professional Services	0.6
Short-Term Investments	10.4
Liabilities in Excess of Other Assets	(10.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Global Dow ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Global Dow ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of multinational blue-chip issuers. The Fund’s benchmark is The Global Dow (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –5.97%, and the Index was –6.16%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Tax advantage and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Fund’s performance was driven primarily by uncertainty surrounding COVID-19, including government mandated lockdowns and unprecedented fiscal and monetary stimulus. The reporting period started with weak economic data coming from Europe and uncertainty surrounding trade between the US and China. By the last quarter of 2019, markets were mostly positive, with the US announcement of a Phase One trade deal with China reducing the likelihood of tariffs, stability in the UK with progress that reduced the likelihood of a No-Deal Brexit, and accommodative monetary policy in Asia. However, news of the novel coronavirus stemming from China began weighing on global returns in February, as the virus began to spread throughout Europe. Uncertainty around the economic impact of the virus and each country’s prevention methods drove a risk-off sentiment that led to a decline in equity values through March. A breakdown in OPEC negotiations between Russia and Saudi Arabia in March also hurt global markets, as oil prices plummeted to their lowest levels since 1999. The second quarter saw the start of a rebound for both oil prices and global equities, with increased coordination among OPEC+ countries, support from global central banks, and fiscal stimulus measures to boost the economy. Weak economic indicators, such as job losses and declining retail sales, were reported April, followed by encouraging data in May, signaling lockdowns and stimulus packages were succeeding.
The Fund used index futures in order to replicate the index during the Reporting Period. The Fund’s use of futures helped the Fund track the Index.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were PayPal Holdings Inc, Adobe Inc., and Apple Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were MTN Group Limited, Simon Property Group, Inc., and Carnival Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Global Dow ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Global Dow Index	Net Asset Value	Market Value	Global Dow Index
ONE YEAR	– 5.97%	– 5.68%	– 6.16%	– 5.97%	– 5.68%	– 6.16%
FIVE YEARS	26.28%	25.96%	25.99%	4.78%	4.72%	4.73%
TEN YEARS(1) (2)	105.01%	105.31%	105.34%	7.44%	7.46%	7.46%

(1)	Effective May 2, 2011, the Fund changed its benchmark index to the Global Dow Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to May 2, 2011.
(2)	The Global Dow Index inception date is November 9, 2008. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2010 through May 1, 2011 and the Global Dow Index from May 2, 2011 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Global Dow ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.50%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Apple, Inc.	1.2%
PayPal Holdings, Inc.	1.2
Adobe, Inc.	1.1
Netflix, Inc.	1.1
Amazon.com, Inc.	1.1
Microsoft Corp.	1.1
Tencent Holdings, Ltd.	1.1
eBay, Inc.	1.0
UnitedHealth Group, Inc.	0.9
Roche Holding AG	0.9
TOTAL	10.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
See accompanying notes to financial statements.
8

SPDR MSCI USA StrategicFactorsSMETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR MSCI USA StrategicFactorsSM ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the U.S. equity market. The Fund’s benchmark is the MSCI USA Factor Mix A-Series Capped Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 4.53%, and the Index was 4.73%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
The Fund’s strategy focuses on getting exposure to the quality factor, the value factor and minimum volatility. Although the quality factor produced a positive premium during the Reporting Period, both the value factor and minimum volatility produced negative premiums. This combination produced performance for the Fund that was slightly ahead of the S&P 500 Index for the first three quarters of the Reporting Period, but that could not keep pace with the final quarter’s market rebound.
During the first half of the Reporting Period, the Fund recorded gains that were approximately 0.1% ahead of the standard S&P 500 Index. By the end of the first quarter of 2020, however, those gains had turned to losses, but the Fund’s losses were approximately 0.4% less severe than the S&P 500’s. By the end of June, the S&P 500 had returned to positive territory for the year-long Reporting Period, but the Fund lagged behind, with returns approximately 3% lower than the S&P 500’s.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, NVIDIA Corporation, and Apple Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo & Company, Exxon Mobil Corporation, and Pfizer Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR MSCI USA StrategicFactorsSM ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index	Net Asset Value	Market Value	MSCI USA Factor Mix A-Series Capped Index
ONE YEAR	4.53%	4.48%	4.73%	4.53%	4.48%	4.73%
FIVE YEARS	66.92%	66.68%	68.33%	10.79%	10.76%	10.97%
SINCE INCEPTION(1)	63.62%	63.50%	65.03%	9.91%	9.89%	10.09%

(1)	For the period April 15, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/15/15, 4/16/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR MSCI USA StrategicfactorsSM ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Apple, Inc.	3.0%
Microsoft Corp.	2.9
Visa, Inc. Class A	2.2
Johnson & Johnson	2.2
Mastercard, Inc. Class A	1.8
Procter & Gamble Co.	1.8
UnitedHealth Group, Inc.	1.7
Intel Corp.	1.5
Merck & Co., Inc.	1.5
Coca-Cola Co.	1.4
TOTAL	20.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	27.4%
Health Care	16.1
Financials	12.7
Consumer Staples	10.1
Industrials	8.0
Consumer Discretionary	7.1
Communication Services	7.1
Utilities	3.9
Energy	2.6
Real Estate	2.5
Materials	2.3
Short-Term Investments	0.3
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR NYSE Technology ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR NYSE Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded technology companies. The Fund’s benchmark is the NYSE Technology Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 37.85%, and the Index was 38.42%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began with favorable momentum due to the US/China trade truce at the G20 Summit in Japan, dovish comments from the US Federal Reserve chairman, and corporate earnings beats. However, the reemergence of a trade war between the US and China and a strong jobs report reducing the likelihood of an interest-rate cut dampened returns. Despite interest-rate sensitive and defensive stocks led performance for the quarter, technology held up with better-than-average returns, supported by strong returns from Apple. US equities made upward progress in the fourth quarter, with a strong jobs report amidst mixed global economic data. Technology was the best performing sector for the quarter and the calendar year, fueled by an improving trade environment. By the first quarter of 2020, news of the novel coronavirus shutting down parts of Asia and spreading through Europe weighed on returns, resulting in the WHO declaring a global pandemic. US equities experienced a strong downturn and the economy saw a marked increase in jobless claims. All sectors posted negative returns for the quarter, with small cap stocks underperforming large cap. The market rebounded in the second quarter, as the unprecedented fiscal and monetary policy enacted to support the economy during the COVID-19 crisis took effect and the unemployment rate declined. Consumer discretionary and information technology led the recovery, which contributed to the Fund’s performance.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Square, Inc. Class A, Booking Holdings Inc., and Workday, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Tesla Inc, NVIDIA Corporation, and Shopify, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR NYSE Technology ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	NYSE Technology Index	Net Asset Value	Market Value	NYSE Technology Index
ONE YEAR	37.85%	37.78%	38.42%	37.85%	37.78%	38.42%
FIVE YEARS	166.36%	166.11%	173.39%	21.64%	21.62%	22.27%
TEN YEARS	445.45%	445.27%	472.72%	18.49%	18.48%	19.06%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR NYSE Technology ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Tesla, Inc.	6.8%
Shopify, Inc. Class A	5.6
JD.com, Inc. ADR	4.0
NVIDIA Corp.	3.8
Amazon.com, Inc.	3.6
Netflix, Inc.	3.4
ServiceNow, Inc.	3.4
Adobe, Inc.	3.1
Apple, Inc.	3.0
Microsoft Corp.	3.0
TOTAL	39.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

		% of Net Assets
	Semiconductors & Semiconductor Equipment	32.7%
	Software	22.0
	Internet & Direct Marketing Retail	11.8
	IT Services	7.6
	Interactive Media & Services	7.3
	Automobiles	6.8
	Entertainment	6.4
	Technology Hardware, Storage & Peripherals	3.0
	Communications Equipment	2.3
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P 500 Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the S&P 500 Fossil Fuel Free Index. The Fund’s benchmark is the S&P 500 Fossil Fuel Free Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.77%, and the Index was 9.09%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
During the Reporting Period, the Fund generally performed better than the S&P 500 Index, exceeding its returns by over 1.00%. The companies excluded from the Fund’s Index were mostly oil and energy companies which performed worse than the overall S&P 500 Index over the course of the year.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Amazon.com, Inc., Microsoft Corporation, and Apple Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo & Company, Berkshire Hathaway Inc. Class B, and Boeing Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index	Net Asset Value	Market Value	S&P 500 Fossil Fuel Free Index
ONE YEAR	8.77%	8.71%	9.09%	8.77%	8.71%	9.09%
SINCE INCEPTION(1)	66.11%	66.11%	67.85%	11.70%	11.70%	11.96%

(1)	For the period November 30, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/15, 12/1/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S&P 500 Fossil Fuel Reserves Free ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.25% (0.20% after fee waiver). SSGA Funds Management, Inc. has contractually agreed to limit its management fee to the extent necessary to limit annual operating expenses to 0.20% until October 31, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp.	6.1%
Apple, Inc.	5.9
Amazon.com, Inc.	4.6
Facebook, Inc. Class A	2.2
Alphabet, Inc. Class A	1.7
Alphabet, Inc. Class C	1.6
Johnson & Johnson	1.5
Berkshire Hathaway, Inc. Class B	1.4
Visa, Inc. Class A	1.3
Procter & Gamble Co.	1.2
TOTAL	27.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	28.0%
Health Care	14.9
Consumer Discretionary	11.1
Communication Services	11.0
Financials	10.3
Industrials	8.1
Consumer Staples	7.1
Utilities	3.1
Real Estate	2.9
Materials	2.6
Energy	0.8
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Capital Markets ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Capital Markets ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies that do business as broker-dealers, asset managers, trust and custody banks or exchanges. The Fund’s benchmark is the S&P Capital Markets Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 3.93%, and the Index was 4.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the period slightly in the red for the first few months but rebounded a bit toward the end of 2019 as investors balanced weak manufacturing data and the likelihood of lower interest rates with improved third quarter earnings expectations. An apparent truce in the US/China trade conflict also helped lift sentiment in US equities as the US agreed to delay a tariff hike that was scheduled for mid October. During the first quarter of 2020, the S&P 500 started off the period down 19.69% and it was no surprise given the significant pressure on equity markets, that most sectors and industries following suit. The Index was hit pretty hard with negative returns over 22% during those same three months as the Fed continued to lower interest rates to nearly zero, with an emergency 50 basis point cut in early March. The yield on the 10-Year US Treasury note slid below 1% for the first time. In addition, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic.
Although the S&P 500 managed to gain 20.54% during the second quarter, it was not without its challenges. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. The Index also enjoyed a stronger second quarter with returns over 24% as policymakers delivered on multiple fronts in the context of persistence and spread of the pandemic and supporting the economy. Monetary policy stimulus packages allowed central banks to introduce a variety of liquidity programs to help stabilize the economy. Additional efforts were made with advanced economies announcing US$9 trillion in support overall which helped the Index finish off the period in positive territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Ares Management Corporation, MarketAxess Holdings Inc. and Tradeweb Markets, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Franklin Resources, Inc., Blucora, Inc. and Invesco Ltd..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR S&P Capital Markets ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index	Net Asset Value	Market Value	S&P Capital Markets Select Industry Index
ONE YEAR	3.93%	3.91%	4.10%	3.93%	3.91%	4.10%
FIVE YEARS	25.13%	25.04%	26.52%	4.59%	4.57%	4.81%
TEN YEARS(1) (2)	131.01%	131.01%	N/A	8.73%	8.73%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Capital Markets Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Capital Markets Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Capital Markets Select Industry Index from October 24, 2011 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Capital Markets ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
FactSet Research Systems, Inc.	2.1%
Artisan Partners Asset Management, Inc. Class A	2.0
Hamilton Lane, Inc. Class A	2.0
KKR & Co., Inc.	2.0
Waddell & Reed Financial, Inc. Class A	2.0
Morgan Stanley	2.0
Invesco, Ltd.	2.0
MSCI, Inc.	1.9
S&P Global, Inc.	1.9
E*TRADE Financial Corp.	1.9
TOTAL	19.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Asset Management & Custody Banks	47.4%
Investment Banking & Brokerage	31.8
Financial Exchanges & Data	20.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR S&P Health Care Equipment ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Health Care Equipment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care equipment and supplies segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Equipment Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 9.02%, and the Index was 9.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs, and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the 12 month Reporting Period down a bit over 4% for the first few months but managed to more than reverse those losses toward the end of 2019 with returns over 9%. Increased volatility came at the beginning of 2020 when the S&P 500 started off 2020 down 19.69% in the first quarter and it was no surprise given the significant pressure on equities markets, that most sectors and industries following suit. The Index was no exception with negative returns over 16% during those same three months. As COVID-19 fears started to rise and concern over potential changes in healthcare reform due to the 2020 election, healthcare equipment companies were preserved to be overvalued. In the US, equity markets rebounded at the beginning of February following weak performance at the end of January. While continued positive economic news and earnings information continued into the month, ultimately COVID-19 concerns would go on to dictate the direction of US and global stock markets. At the beginning of March, the markets in the US responded positively to supportive monetary policy in reaction to the economic concerns caused by the expanding virus. Unfortunately, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic.
Although the S&P managed to gain 20.54% during the second quarter, it was not without its challenges. The US alone lost over 20 million jobs in April with historic declines in retail sales, manufacturing and housing. However, by end-May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. The Index also enjoyed a stronger second quarter with returns over 24%. These gains were in large part due to triple digit returns realized by companies that help develop, manufacture and market rapid diagnostic systems which were heavily relied on as a result of the Covid-10 pandemic. Due to the COVID virus, many patients relied on at home healthcare equipment to avoid being treated in public hospitals. More specifically, companies that manufacture equipment that monitors glucose levels for diabetes patients who were at increased risk during this period helped the Index and the Fund finish off the six month period in positive territory.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Quidel Corporation, DexCom, Inc., and STAAR Surgical. The top negative contributors to the Fund’s performance during the Reporting Period were Lantheus Holdings Inc, Cantel Medical Corp., and Glaukos Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR S&P Health Care Equipment ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index	Net Asset Value	Market Value	S&P Health Care Equipment Select Industry Index
ONE YEAR	9.02%	9.13%	9.41%	9.02%	9.13%	9.41%
FIVE YEARS	105.37%	105.38%	108.60%	15.48%	15.48%	15.83%
SINCE INCEPTION(1)	301.25%	301.29%	312.88%	15.88%	15.88%	16.23%

(1)	For the period January 26, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Equipment ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
STAAR Surgical Co.	2.0%
GenMark Diagnostics, Inc.	2.0
Meridian Bioscience, Inc.	2.0
Quidel Corp.	1.8
Tandem Diabetes Care, Inc.	1.7
CryoPort, Inc.	1.7
ResMed, Inc.	1.7
Hill-Rom Holdings, Inc.	1.6
Hologic, Inc.	1.6
West Pharmaceutical Services, Inc.	1.6
TOTAL	17.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Health Care Equipment	71.2%
Health Care Supplies	28.7
Short-Term Investments	6.2
Liabilities in Excess of Other Assets	(6.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR S&P Health Care Services ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Health Care Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the health care providers and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Health Care Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 4.68%, and the Index was 5.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag,and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund experienced modest returns during the Reporting Period, underperforming S&P 500 Index, but outperforming S&P 600 index. Similar to other sectors and industries, 2020 has been a bumpy ride for investors in Health Care Services stocks. Although the Fund took a performance hit in February and March of 2020, there was a significant bounce back in April and May of 2020.
Similar to many other industries, health care service stocks saw negative returns as the Corona virus intensified and cases started spiking in the US. However, many of the underlying constituents of the Fund are companies which provide expansive at home medical attention. As Corona virus fear heightened, so did the desire to stay home and not have to visit medical facilities and nursing homes, which provided solid stock returns for companies who offered these services.
Another impact of the global pandemic that has impacted the performance of the Fund is the demand for medical supplies and solutions. Healthcare service companies, which provide these supplies and services and are involved with their distribution, experienced a spike in demand, helping their bottom lines and underlying stock prices.
Desire for at home health solutions and increased demand for healthcare supplies and services were primary drivers of Fund performance during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Owens & Minor, Inc., LHC Group, Inc., and Amedisys, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were U.S. Physical Therapy, Inc., AMN Healthcare Services, Inc., and Brookdale Senior Living Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR S&P Health Care Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index	Net Asset Value	Market Value	S&P Health Care Services Select Industry Index
ONE YEAR	4.68%	4.69%	5.00%	4.68%	4.69%	5.00%
FIVE YEARS	8.26%	8.14%	10.11%	1.60%	1.58%	1.94%
SINCE INCEPTION(1)	200.51%	200.39%	209.96%	13.39%	13.38%	13.79%

(1)	For the period September 28, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Health Care Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Patterson Cos., Inc.	2.9%
Amedisys, Inc.	2.7
LHC Group, Inc.	2.6
Covetrus, Inc.	2.5
AmerisourceBergen Corp.	2.5
Premier, Inc. Class A	2.5
Magellan Health, Inc.	2.4
Guardant Health, Inc.	2.4
Molina Healthcare, Inc.	2.4
Owens & Minor, Inc.	2.4
TOTAL	25.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Health Care Services	41.4%
Health Care Facilities	21.9
Health Care Distributors	19.2
Managed Health Care	17.4
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR S&P Insurance ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Insurance ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of publicly traded companies in the insurance industry. The Fund’s benchmark is the S&P Insurance Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –17.99%, and the Index was –17.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
Insurance investment pool returns and concerns over the COVID-19 outbreak were the primary drivers of Fund performance during the Reporting Period.
The Fund experienced negative performance during the Reporting Period as investors interest in insurance stocks faded. Similar to many other industries, insurance stock returns were poor in early 2020 as COVID-19 virus fears shook US stock markets. Unfortunately, as investor confidence returned, insurance companies did not experience a similar performance boost that companies from other industries did in April through June of 2020.
One factor that is vital to the bottom line of all insurance companies is the investment returns of their insurance pools, as these are what the companies use to fund claim payouts. A choppy start to global market performance in 2020 negatively impacted these investment pools, which was a drag on profitability results for many companies.
As the COVID-19 global pandemic intensified and spread, investors began to worry about the increase in forecasted claim payouts that insurance companies would endure in the following months and years. Due to this, the performance of the industry did not rebound as well as others across the US.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Kinsale Capital Group, Inc., Marsh & McLennan Companies, Inc. and Erie Indemnity Company Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Kinsale Capital Group, Inc., Marsh & McLennan Companies, Inc. and Erie Indemnity Company Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
27

SPDR S&P Insurance ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Insurance Select Industry Index	Net Asset Value	Market Value	S&P Insurance Select Industry Index
ONE YEAR	– 17.99%	– 17.99%	– 17.67%	– 17.99%	– 17.99%	– 17.67%
FIVE YEARS	31.78%	31.73%	34.22%	5.67%	5.67%	6.06%
TEN YEARS(1) (2)	178.24%	178.15%	N/A	10.78%	10.77%	N/A

(1)	Effective October 24, 2011, the Fund changed its benchmark index to the S&P Insurance Select Industry Index. The Fund’s performance in the tables above is based on the Fund’s prior investment strategy to track a different benchmark index for periods prior to October 24, 2011.
(2)	The S&P Insurance Select Industry Index inception date is September 12, 2011. Index returns in the line graph below represent the Fund’s prior benchmark index from June 30, 2009 through October 23, 2011 and the S&P Insurance Select Industry Index from October 24, 2011 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Insurance ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Kemper Corp.	2.3%
Aon PLC Class A	2.2
Willis Towers Watson PLC	2.2
Cincinnati Financial Corp.	2.2
Progressive Corp.	2.1
Loews Corp.	2.1
RLI Corp.	2.1
Marsh & McLennan Cos., Inc.	2.1
Arthur J Gallagher & Co.	2.1
Kinsale Capital Group, Inc.	2.1
TOTAL	21.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Property & Casualty Insurance	45.6%
Life & Health Insurance	24.9
Insurance Brokers	12.6
Reinsurance	8.6
Multi-line Insurance	8.0
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
29

SPDR S&P Internet ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Internet ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the internet segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Internet Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 14.46%, and the Index was 14.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Securities lending income contributed to the difference between the Fund’s performance and that of the Index.
High demand for internet commerce was the primary driver of Fund performance during the Reporting Period.
The Fund performance during the Reporting Period was generally positive, as it outperformed broader US equity markets. As was the case with most industries, performance of internet companies struggled in early 2020, specifically in February and March as the COVID-19 fears negatively impacted global markets. However, from April through June of 2020, internet stocks performed very well, as the Fund experienced a return of more than 55% during that period.
Although the Fund performance was solid in the first half of the reporting year, internet stocks were some of the best performing companies as global markets rebounded after initial COVID-19 fears. As local retail stores were forced to shut down, consumers had no choice but to do most of their shopping online. The uptick in this activity proved beneficial for companies like Amazon.com and Wayfair Inc.
In addition, many consumers were opting out of doing their essential shopping at local stores that could stay open and utilizing companies that provided goods through delivery. Some examples include: pet supplies and food from Chewy.com and Petmed Express; groceries from Amazon.com; and take out food using services such as Grubhub Inc.
Lastly, with multitudes of Americans staying at home during the global pandemic, internet usage has soared. This has benefited companies who receive ad revenue from their users, such as Facebook, Twitter, Snapchat, etc.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Stamps.com Inc., PetMed Express, Inc., and Wayfair, Inc. Class A. The top negative contributors to the Fund’s performance during the Reporting Period were Cars.com, Inc., TripAdvisor, Inc., and Groupon, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR S&P Internet ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Internet Select Industry Index	Net Asset Value	Market Value	S&P Internet Select Industry Index
ONE YEAR	14.46%	14.35%	14.45%	14.46%	14.35%	14.45%
SINCE INCEPTION(1)	132.99%	132.81%	135.39%	23.49%	23.47%	23.81%

(1)	For the period June 27, 2016 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/27/16, 6/28/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Internet ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Fastly, Inc. Class A	4.2%
Overstock.com, Inc.	3.3
Etsy, Inc.	3.0
Match Group, Inc.	2.8
IAC/InterActiveCorp	2.7
MongoDB, Inc.	2.7
GrubHub, Inc.	2.7
Snap, Inc. Class A	2.7
Twilio, Inc. Class A	2.6
Okta, Inc.	2.5
TOTAL	29.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Internet & Direct Marketing Retail	41.2%
Interactive Media & Services	34.9
Internet Services & Infrastructure	23.7
Short-Term Investments	13.8
Liabilities in Excess of Other Assets	(13.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
32

SPDR S&P Metals & Mining ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Metals & Mining ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the metals and mining segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Metals & Mining Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –23.98%, and the Index was –23.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweight contributed to the difference between the Fund’s performance and that of the Index.
Demand for coal and uncertainty surrounding the COVID-19 pandemic were primary drivers of Fund performance during the Reporting Period.
The Fund had poor performance during the Reporting Period, as Metals and Mining stocks trailed the rest of the US market in returns over this time period. The Fund was down almost 45% from January through March of 2020, mainly due to negative industry trends and weary investor sentiments stemming from the COVID-19 pandemic.
As has been the case for many years, there has been an ongoing shift from coal products to natural gasses and renewable energies. Many of the underlying companies of the Fund are in the business of mining and processing coal and as the desire for other sources of energy heighten, the demand for coal has decreased significantly, causing the underlying stocks to struggle.
Similar to many other industries in the US, Metals and Mining companies have also been negatively impacted by the investor concerns surrounding the COVID-19 pandemic. Constituents of the Fund which supply specialty metals to the aerospace industry were hit especially hard during the Reporting Period, as uncertainty regarding the future of the airline industry increased.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Hecla Mining Company, Royal Gold, Inc., and Newmont Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Peabody Energy Corporation, Allegheny Technologies Incorporated, and Arch Resources, Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR S&P Metals & Mining ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index	Net Asset Value	Market Value	S&P Metals & Mining Select Industry Index
ONE YEAR	– 23.98%	– 23.93%	– 23.76%	– 23.98%	– 23.93%	– 23.76%
FIVE YEARS	– 4.44%	– 4.42%	– 4.42%	– 0.90%	– 0.90%	– 0.90%
TEN YEARS	– 45.60%	– 45.56%	– 45.54%	– 5.91%	– 5.90%	– 5.90%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Metals & Mining ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Worthington Industries, Inc.	5.1%
Materion Corp.	5.1
Commercial Metals Co.	5.0
Newmont Corp.	5.0
Freeport-McMoRan, Inc.	5.0
Hecla Mining Co.	4.8
Allegheny Technologies, Inc.	4.7
Schnitzer Steel Industries, Inc. Class A	4.7
Royal Gold, Inc.	4.7
Coeur Mining, Inc.	4.7
TOTAL	48.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Steel	49.6%
Gold	14.4
Aluminum	12.8
Diversified Metals & Mining	9.4
Copper	5.0
Silver	4.8
Coal & Consumable Fuels	3.9
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
35

SPDR S&P Oil & Gas Equipment & Services ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Oil & Gas Equipment & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the oil and gas equipment and services segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Oil & Gas Equipment & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –64.70%, and the Index was –64.71%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on negative returns. The expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
Oil was well supported entering 2020 with a Phase One trade deal, geopolitical unrest in the Middle East and improved expectations for economic growth. However, prospects changed quickly as the coronavirus continued to spread and fears about the impact on economic growth dimmed the outlook for the energy complex. The coronavirus outbreak triggered one the sharpest declines of commodity prices in recent years. The Fund lost over 71% in the first quarter of 2020 when oil prices fell to their lowest levels since 1999. If COVID-19 concerns were not a sufficient catalyst for heightened market volatility, a breakdown in OPEC negotiations over the first weekend in March led to an oil price war between Saudi Arabia and Russia – a development that sent oil prices plunging. The Fund gained back over 46% in the second quarter of 2020 when crude oil futures saw a record jump on news that China planned to start buying oil for state reserves and President Trump said he expects Saudi Arabia and Russia to cut back oil production. Prices rallied back sharply from the lows recorded early in the quarter on demand recovery and coordinated supply cuts by OPEC+ countries.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Valaris PLC, Diamond Offshore Drilling, Inc., and TechnipFMC Plc. The top negative contributors to the Fund’s performance during the Reporting Period were Halliburton Company, Archrock Inc., and Exterran Corp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
36

SPDR S&P Oil & Gas Equipment & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index	Net Asset Value	Market Value	S&P Oil & Gas Equipment & Services Select Industry Index
ONE YEAR	– 64.70%	– 64.72%	– 64.71%	– 64.70%	– 64.72%	– 64.71%
FIVE YEARS	– 86.32%	– 86.32%	– 86.22%	– 32.82%	– 32.82%	– 32.71%
TEN YEARS	– 85.11%	– 85.10%	– 84.89%	– 17.34%	– 17.34%	– 17.22%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Oil & Gas Equipment & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
37

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Archrock, Inc.	5.3%
Cactus, Inc. Class A	5.1
Halliburton Co.	5.0
Schlumberger, Ltd.	4.8
Baker Hughes Co.	4.8
Matrix Service Co.	4.8
National Oilwell Varco, Inc.	4.7
Dril-Quip, Inc.	4.7
SEACOR Holdings, Inc.	4.7
ChampionX Corp.	4.6
TOTAL	48.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Oil & Gas Equipment & Services	87.7%
Oil & Gas Drilling	12.2
Short-Term Investments	5.4
Liabilities in Excess of Other Assets	(5.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
38

SPDR S&P Pharmaceuticals ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR S&P Pharmaceuticals ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the pharmaceuticals segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Pharmaceuticals Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 9.18%, and the Index was 9.27%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses contributed to the difference between the Fund’s performance and that of the Index.
After an erratic first half of the fiscal year versus the broader US market (down double digits in Q1 as the S&P 500 was up, and then more than tripling the S&P’s 9% gain in Q2), the Pharmaceutical industry mirrored the crazy ride that the overall market took during the last two fiscal quarters. The end result of this roller coaster ride was a gain of just over 9% and approximately 1.5% outperformance against the large-cap index for the overall period. The aforementioned double digit loss during the first fiscal quarter was attributed to ongoing concerns around drug pricing and Medicare reform. Also, during that quarter, news broke that the US Justice Department was pursuing a criminal investigation against Johnson & Johnson over the alleged concealment of potential cancer related risks in their baby powder. The surge of +28% during the last calendar quarter of 2019 erased the previous quarter’s performance as industry focus shifted to an abundance of M&A activity. Specifically, the announcement of deals between Abbvie and Allergan, and Pfizer and Mylan, respectively sparked the industry. The period also brought the closing of a deal between Bristol-Myers Squibb and Celgene. As the calendar turned to 2020, Pharmaceuticals fell with the rest of the market as the global pandemic emerged. However, they then took the spotlight as the race was on to develop vaccines and treatment for COVID-19. The industry gained over 19% during the second calendar quarter of 2020 to finish the fiscal year strong.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Horizon Therapeutics Public Limited Company, Axsome Therapeutics, Inc., and Reata Pharmaceuticals, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Aerie Pharmaceuticals, Inc., Mallinckrodt Plc, and Elanco Animal Health, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
39

SPDR S&P Pharmaceuticals ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index	Net Asset Value	Market Value	S&P Pharmaceuticals Select Industry Index
ONE YEAR	9.18%	9.16%	9.27%	9.18%	9.16%	9.27%
FIVE YEARS	– 24.06%	– 24.10%	– 23.50%	– 5.36%	– 5.37%	– 5.21%
TEN YEARS	175.21%	174.89%	180.02%	10.65%	10.64%	10.84%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Pharmaceuticals ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
40

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Horizon Therapeutics PLC	5.1%
Eli Lilly & Co.	4.9
Axsome Therapeutics, Inc.	4.9
Perrigo Co. PLC	4.6
Jazz Pharmaceuticals PLC	4.5
Catalent, Inc.	4.5
Bristol-Myers Squibb Co.	4.5
Zoetis, Inc.	4.4
Merck & Co., Inc.	4.3
Mylan NV	4.3
TOTAL	46.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	4.2
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
41

SPDR S&P Retail ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Retail ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the retail segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Retail Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.74%, and the Index was 2.35%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) contributed to the difference between the Fund’s performance and that of the Index.
Despite an unprecedented shock to the global economy in Q1 2020, the Retail Industry generated positive performance for this year. In the last 6 months of 2019, the Index generated a return over 9%. This return provided enough support to weather the impacts of a volatile market resulting from government imposed lockdowns associated with the COVID-19 pandemic. With the lockdowns in place at the end of Q1 2020, consumers shifted their buying habits from brick and mortar to online retail. In late-March, the index hit its 12 month low. Policy makers responded with broad-based fiscal and monetary stimulus in March to support affected workers and businesses in record time. As a result, risk assets saw a rebound in April on the back of this fiscal and monetary stimulus. Economic data in May indicated that the stimulus support and re-opening plans were working with an economic recovery beginning.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Wayfair, Inc. Class A, Etsy, Inc., and Stamps.com Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Macy's Inc, Children's Place, Inc., and Designer Brands Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
42

SPDR S&P Retail ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Retail Select Industry Index	Net Asset Value	Market Value	S&P Retail Select Industry Index
ONE YEAR	2.74%	2.76%	2.35%	2.74%	2.76%	2.35%
FIVE YEARS	– 6.49%	– 6.49%	– 6.50%	– 1.33%	– 1.33%	– 1.33%
TEN YEARS	172.98%	173.01%	176.33%	10.56%	10.57%	10.70%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Retail ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
43

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Overstock.com, Inc.	1.8%
Etsy, Inc.	1.7
Rite Aid Corp.	1.7
Big Lots, Inc.	1.6
Grocery Outlet Holding Corp.	1.6
Gap, Inc.	1.5
Lithia Motors, Inc. Class A	1.5
GrubHub, Inc.	1.5
Camping World Holdings, Inc. Class A	1.5
Best Buy Co., Inc.	1.4
TOTAL	15.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Internet & Direct Marketing Retail	22.7%
Automotive Retail	18.7
Apparel Retail	17.4
Specialty Stores	13.0
General Merchandise Stores	6.9
Food Retail	6.8
Hypermarkets & Super Centers	5.0
Department Stores	3.5
Drug Retail	3.0
Computer & Electronics Retail	2.9
Short-Term Investments	7.2
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
44

SPDR S&P Semiconductor ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Semiconductor ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the semiconductor segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Semiconductor Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 33.43%, and the Index was 33.90%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding (the exponential growth of outperformance or underperformance) also contributed to the difference between the Fund’s performance and that of the Index.
The Index started off the Reporting Period down slightly but finished strong at the end of 2019 as more and more consumers continued to depend on digital devices and semiconductor companies continued to increase production efficiencies and reduce costs. S&P 500 fell 19.69% in the first quarter of 2020 and it was no surprise given the significant pressure on equities markets, that most sectors and industries following suit. The Index was no exception with negative returns during those same three months as companies were dealing with the COVID-19 pandemic and the challenging effects it was having on supply chains and technology demands. In the US, equity markets rebounded at the beginning of February following weak performance at the end of January. While continued positive economic news and earnings information continued into the month, ultimately COVID-19 concerns would go on to dictate the direction of US and global stock markets. At the beginning of March, the markets in the US responded positively to supportive monetary policy in reaction to the economic concerns caused by the expanding virus. Unfortunately, the spread of the virus, the beginning of social distancing and worries over the economic fallout, sent markets careening quickly thereafter. By March 11th, the WHO declared the COVID-19 outbreak a global pandemic.
The final quarter of the Reporting Period was a strong one for both the S&P 500 and Index which returned 20.54% and 33.73% respectively. Despite over 20 million jobs lost in April, by the end of May and in June, a steady stream of encouraging data emerged, which suggested economic activity troughed in April. US labor market, retail sales and manufacturing data rebounded strongly in May. Strong demand from cloud service providers helped push pricing and revenue higher. Increased demand for computing needs surged toward the end of the Reporting Period as well, as many more employees continued to work at home and rely on e-commerce, video streaming and gaming technologies.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were NVIDIA Corporation, Lattice Semiconductor Corporation, and Inphi Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Universal Display Corporation, SunPower Corporation, and First Solar, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
45

SPDR S&P Semiconductor ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index	Net Asset Value	Market Value	S&P Semiconductor Select Industry Index
ONE YEAR	33.43%	33.33%	33.90%	33.43%	33.33%	33.90%
FIVE YEARS	169.70%	169.54%	172.77%	21.95%	21.93%	22.21%
TEN YEARS	472.98%	472.58%	485.26%	19.07%	19.06%	19.32%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Semiconductor ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
46

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Monolithic Power Systems, Inc.	3.3%
Lattice Semiconductor Corp.	3.2
Xilinx, Inc.	3.2
Inphi Corp.	3.2
QUALCOMM, Inc.	3.2
NVIDIA Corp.	3.2
Maxim Integrated Products, Inc.	3.2
Power Integrations, Inc.	3.2
Micron Technology, Inc.	3.2
Microchip Technology, Inc.	3.1
TOTAL	32.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Semiconductors	99.9%
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
47

SPDR S&P Software & Services ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Software & Services ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the computer software segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Software & Services Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 16.34%, and the Index was 16.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses and the impact of cash contributed to the difference between the Fund’s performance and that of the Index.
The first half of the Reporting Period saw relative quiet with the fund returning a respectable 5.75%. The industry has historically delivered strong, consistent earnings as businesses continue to transition to cloud-based solutions. Although the first quarter of 2019 and a global pandemic brought negative returns across the board, there was still much to be positive for the Software & Services Industry and the end of the Reporting Period. The last quarter of the period brought things back to positive territory, with a Fund return of over 35%. Social distancing practices and a remote workforce across the globe meant higher demand for cloud-based solutions, video communications software and online education software.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were DocuSign, Inc., Zoom Video Communications, Inc. and Crowdstrike Holdings, Inc. The top negative contributors to the Fund’s performance during the Reporting Period were Alliance Data Systems Corporation, Conduent Inc., and Greensky, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
48

SPDR S&P Software & Services ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Software & Services Select Industry Index	Net Asset Value	Market Value	S&P Software & Services Select Industry Index
ONE YEAR	16.34%	16.39%	16.76%	16.34%	16.39%	16.76%
FIVE YEARS	123.53%	123.41%	126.46%	17.45%	17.44%	17.75%
SINCE INCEPTION(1)	387.29%	387.14%	399.32%	19.82%	19.81%	20.16%

(1)	For the period September 28, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/28/11, 9/29/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Software & Services ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
49

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Digital Turbine, Inc.	0.8%
OneSpan, Inc.	0.7
LivePerson, Inc.	0.7
Avalara, Inc.	0.7
Cloudflare, Inc. Class A	0.7
Coupa Software, Inc.	0.7
Square, Inc. Class A	0.7
Xperi Holding Corp.	0.7
Workiva, Inc.	0.7
Model N, Inc.	0.7
TOTAL	7.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Application Software	51.4%
Data Processing & Outsourced Services	18.9
Systems Software	16.9
IT Consulting & Other Services	9.7
Interactive Home Entertainment	3.0
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
50

SPDR S&P Telecom ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Telecom ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the telecommunications segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Telecom Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 3.98%, and the Index was 4.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Index posted lackluster performance for the Reporting Period falling short of the broader S&P 500 return for three out of the four quarters. The Telecom industry maintained respectable returns at the end of 2019 and also began making progress towards the future 5G space while the Index returned performance for the first two quarters at just over 4%. Then in the 1st quarter of 2020 the spread of the Coronavirus Disease 2019 wreaked havoc on global markets. Social distancing, temporary lock-down, quarantines and other mobility restrictions inflicted significant harm to the global economy and financial markets with the Index posting –14.84% return for the quarter. However, global markets quickly rebounded as policy makers responded with massive broad based fiscal and monetary stimulus to support affected workers and business in record time. Within the Telecom space, companies saw increased demand for broadband and connectivity due to shelter in place from the public as well as the increased demand from front line workers and emergency medical professionals. The Index ended the fiscal year with a 4th quarter return of 17.74%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were CommScope Holding Co., Inc., ViaSat, Inc., and Plantronics, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Ubiquiti Inc., Infinera Corporation, and Bandwidth Inc. Class A.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
51

SPDR S&P Telecom ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Telecom Select Industry Index	Net Asset Value	Market Value	S&P Telecom Select Industry Index
ONE YEAR	3.98%	3.98%	4.31%	3.98%	3.98%	4.31%
FIVE YEARS	30.38%	30.29%	30.15%	5.45%	5.43%	5.41%
SINCE INCEPTION(1)	55.91%	55.85%	57.85%	4.82%	4.82%	4.96%

(1)	For the period January 26, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Telecom ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
52

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Inseego Corp.	3.6%
Infinera Corp.	3.4
Lumentum Holdings, Inc.	3.2
Bandwidth, Inc. Class A	3.2
Vonage Holdings Corp.	3.1
GCI Liberty, Inc. Class A	3.0
Cogent Communications Holdings, Inc.	3.0
Cisco Systems, Inc.	3.0
Ciena Corp.	3.0
Ubiquiti, Inc.	3.0
TOTAL	31.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Communications Equipment	58.4%
Diversified Telecommunication Services	31.2
Wireless Telecommunication Services	10.3
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
53

SPDR S&P Transportation ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P Transportation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index derived from the transportation segment of a U.S. total market composite index. The Fund’s benchmark is the S&P Transportation Select Industry Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –12.74%, and the Index was –12.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund was outpaced by the broader U.S. equity market over the Reporting Period. With the difficult market environment and challenges within the space the index posted a positive performance of 5.88% within the second half of 2019. The trucking industry continued to see a shortage of drivers along with rising insurance rates and increased ELD and technology requirements. Then, in the 1st quarter of 2020 the spread of the Coronavirus Disease 2019 wreaked havoc on global markets. Social distancing, temporary lock-down, quarantines and other mobility restrictions inflicted significant harm to the global economy and financial markets with the Telecom Index posting –31.84% return for the quarter. Within the transportation industry, Airlines saw a material decline in demand for both International and Domestic travel resulting from the spread of novel coronavirus. However, global markets quickly rebounded as policy makers responded with massive broad based fiscal and monetary stimulus to support affected workers and business in record time. The Transportation industry was able to finish the reporting period with a +21.15% 4th quarter return, which contributed to the performance of the Fund.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Atlas Air Worldwide Holdings, Inc., Saia, Inc., and Old Dominion Freight Line, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Spirit Airlines, Inc., American Airlines Group, Inc., and Hertz Global Holdings, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
54

SPDR S&P Transportation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P Transportation Select Industry Index	Net Asset Value	Market Value	S&P Transportation Select Industry Index
ONE YEAR	– 12.74%	– 12.81%	– 12.56%	– 12.74%	– 12.81%	– 12.56%
FIVE YEARS	14.51%	14.43%	16.32%	2.75%	2.73%	3.07%
SINCE INCEPTION(1)	123.58%	123.46%	130.81%	8.91%	8.90%	9.28%

(1)	For the period January 26, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/26/11, 1/27/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P Transportation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
55

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Schneider National, Inc. Class B	2.9%
United Parcel Service, Inc. Class B	2.8
Werner Enterprises, Inc.	2.8
Atlas Air Worldwide Holdings, Inc.	2.8
Old Dominion Freight Line, Inc.	2.8
Knight-Swift Transportation Holdings, Inc.	2.8
Saia, Inc.	2.7
JB Hunt Transport Services, Inc.	2.7
FedEx Corp.	2.7
Landstar System, Inc.	2.7
TOTAL	27.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Trucking	35.2%
Air Freight & Logistics	24.2
Airlines	23.5
Railroads	10.4
Marine	4.0
Airport Services	2.6
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
56

SPDR SSGA Gender Diversity Index ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA Gender Diversity Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks U.S. companies that are leaders in advancing women through gender diversity on their boards of directors and in management. The Fund’s benchmark is the SSGA Gender Diversity Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.71%, and the Index was –1.52%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index
Along with broad equity market, the Fund advanced steadily over the first half of the Reporting Period as a better than expected October jobs report and progress with the Phase One trade agreement helped lift sentiment. 2020 started off relatively calm notwithstanding some geopolitical turbulence between the US and Iran. However, after several European countries started to report their first confirmed cases of COVID-19, markets sold off aggressively at the end of February and into March. The Fund declined over 23% over those two months. Unprecedented fiscal and monetary support helped the Fund rebound about 13% in April. The Fund advanced almost 7% over the last two months of the Reporting Period on positive economic data that the stimulus support and re-opening plans were working.
The Fund, which seeks to track US large-cap companies that are leaders within their sectors in advancing women through gender diversity on their boards of directors and in senior leadership positions, has diversified exposure across sectors. Information technology was the top performing sector over the Reporting Period, fueled by an improving trade environment as well as solid earnings in general. Energy was the worst performing sector. The COVID-19 spread and fears about the impact on economic growth dimmed the outlook for the energy complex, which triggered the sharpest declines of commodity prices in recent years. The decline was further exacerbated in March when a breakdown in production cut talks between Saudi Arabia and Russia led to a supply glut.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Netflix, Inc., Home Depot, Inc., and PayPal Holdings Inc . The top negative contributors to the Fund’s performance during the Reporting Period were Wells Fargo & Company, Walt Disney Company, and U.S. Bancorp.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
57

SPDR SSGA Gender Diversity Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA Gender Diversity Index	Net Asset Value	Market Value	SSGA Gender Diversity Index
ONE YEAR	– 1.71%	– 1.87%	– 1.52%	– 1.71%	– 1.87%	– 1.52%
SINCE INCEPTION(1)	46.90%	46.66%	47.86%	9.32%	9.27%	9.49%

(1)	For the period March 7, 2016 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/7/16, 3/8/16, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR SSGA Gender Diversity Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
58

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
PayPal Holdings, Inc.	7.4%
Visa, Inc. Class A	5.8
Home Depot, Inc.	5.6
Johnson & Johnson	5.3
Texas Instruments, Inc.	4.3
Netflix, Inc.	3.6
Walt Disney Co.	3.4
Gilead Sciences, Inc.	2.9
Wells Fargo & Co.	2.8
Intuit, Inc.	2.8
TOTAL	43.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of June 30, 2020

% of Net Assets
Information Technology	26.6%
Health Care	15.1
Consumer Discretionary	11.3
Communication Services	10.1
Financials	8.8
Industrials	8.5
Consumer Staples	7.9
Real Estate	3.2
Energy	3.0
Utilities	2.8
Materials	2.5
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
59

SPDR Wells Fargo® Preferred Stock ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Wells Fargo® Preferred Stock ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities. Preferred securities are defined as non-convertible preferred stock and securities that are functionally equivalent to preferred stock, including, but not limited to, depositary preferred securities, perpetual subordinated debt and certain securities issued by banks and other financial institutions that are eligible for capital treatment with respect to such instruments akin to that received for issuance of straight preferred stock. The Fund’s benchmark is the Wells Fargo Hybrid and Preferred Securities Aggregate Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 1.67%, and the Index was 1.91%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Cash, security misweights, transaction costs and compounding contributed to the difference between the Fund’s performance and that of the Index.
Markets entered the third quarter of 2019 with a sense of cautious optimism following the G20 summit in Japan, where the United States and China reached a truce on the ongoing trade conflict and also agreed to restart trade negotiations.
In the fourth quarter it did not take long before progress appeared to take shape on a couple of the most prominent geopolitical issues overhanging the market. Reports that China would be willing to accept a limited trade deal so long as no further tariffs were introduced lifted spirits in early October. Around the same time, European assets and currencies received a jolt as progress towards a Brexit deal was reported. Markets headed into the new year near record levels.
However, the spread of the Coronavirus Disease 2019 (COVID-19) wreaked havoc upon capital markets during the first quarter of 2020 and it was the treatment in the form of social distancing, temporary lock-downs and quarantines and other mobility restrictions that inflicted significant harm to the global economy and financial markets.
Policy makers responded with massive, broad-based fiscal and monetary stimulus to support affected workers and businesses in record time. Markets recovered broadly in April and economic data in May indicated that the stimulus support and re-opening plans were working, and the economic recovery had begun. However, risks to recovery remain with increased geo-political tensions between the United States and China over Hong Kong and concerns around the further handling of COVID-19 crisis across the world.
Preferred stocks have historically been less volatile than common stocks and have offered a higher yield with a preference over common stock shareholders in receiving dividends. A hybrid between traditional equities and bonds, preferred stocks provide these benefits in any market climate. As such, when common stocks are providing muted or negative returns, as they did over much of the last year, preferred stocks can generally outperform. Here the dividend yield provides the difference. Such was the case for this Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were MetLife, Inc. Deposit Shs Repr 1/1000th 5.625 % Non-Cum Perp Red Pfd Shs Series E, Citigroup Capital XIII Tr Pfd Secs 2010-30.10.40 Global Fltg Rt, and Duke Energy Corp Depositary Shs Repr 1/1000th Cum Red Perp Pfd Registered Sh Series A. The top negative contributors to the Fund’s performance during the Reporting Period were Capital One Financial Corporation Depositary Shs Repr 1/40th 4.8% Non-Cum Red Perp Pfd Registered Shs Ser J, Ford Motor Co 6 % Notes 2019-01.12.59 Global, and Ford Motor Company 6.2 % Notes 2019-01.06.59 Global.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
60

SPDR Wells Fargo® Preferred Stock ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index	Net Asset Value	Market Value	Wells Fargo Hybrid and Preferred Securities Aggregate Index
ONE YEAR	1.67%	1.96%	1.91%	1.67%	1.96%	1.91%
FIVE YEARS	26.50%	26.86%	28.58%	4.81%	4.87%	5.15%
TEN YEARS	78.72%	79.78%	82.98%	5.98%	6.04%	6.23%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Wells Fargo® Preferred Stock ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.45%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
61

SPDR Wells Fargo® Preferred Stock ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Citigroup Capital XIII 7.13% 10/30/2040	2.8%
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.8
HSBC Holdings PLC 6.20% 12/31/2049	1.7
AT&T, Inc. 5.35% 11/1/2066	1.6
Capital One Financial Corp. 5.00% 1/12/2167	1.6
JPMorgan Chase & Co. 6.00% 3/1/2024	1.4
Allstate Corp. 5.10% 10/15/2168	1.4
US Bancorp 6.50% 1/15/2022	1.3
Duke Energy Corp. 5.75% 9/16/2167	1.3
Capital One Financial Corp. 4.80% 6/1/2025	1.2
TOTAL	16.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	66.7%
Utilities	16.3
Real Estate	8.5
Communication Services	5.8
Information Technology	0.9
Industrials	0.7
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(3.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
62

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 1.3%
Arista Networks, Inc. (a)	6,012	$ 1,262,701
Plantronics, Inc. (b)	48,271	708,618
		1,971,319
CONSUMER FINANCE — 0.8%
LendingTree, Inc. (a) (b)	4,087	1,183,309
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Fitbit, Inc. Class A (a)	175,367	1,132,871
Littelfuse, Inc.	6,092	1,039,478
		2,172,349
ENTERTAINMENT — 14.5%
Bilibili, Inc. ADR (a) (b)	64,573	2,991,022
DouYu International Holdings, Ltd. ADR (a)	144,045	1,662,279
Glu Mobile, Inc. (a)	192,838	1,787,608
HUYA, Inc. ADR (a) (b)	68,124	1,271,875
iQIYI, Inc. ADR (a) (b)	56,596	1,312,461
NetEase, Inc. ADR	3,750	1,610,175
Netflix, Inc. (a)	3,789	1,724,147
Roku, Inc. (a) (b)	8,758	1,020,570
Sea, Ltd. ADR (a)	31,409	3,368,301
Spotify Technology SA (a)	7,865	2,030,664
Take-Two Interactive Software, Inc. (a)	9,591	1,338,616
Tencent Music Entertainment Group ADR (a)	101,248	1,362,798
		21,480,516
HEALTH CARE TECHNOLOGY — 1.9%
Health Catalyst, Inc. (a) (b)	34,576	1,008,582
Veeva Systems, Inc. Class A (a)	7,898	1,851,449
		2,860,031
INTERACTIVE MEDIA & SERVICES — 14.6%
58.com, Inc. ADR (a)	18,450	995,193
Alphabet, Inc. Class A (a)	886	1,256,392
ANGI Homeservices, Inc. Class A (a) (b)	139,006	1,688,923
Autohome, Inc. ADR	15,573	1,175,761
Bitauto Holdings, Ltd. ADR (a)	76,042	1,205,266
Cargurus, Inc. (a)	31,215	791,300
Facebook, Inc. Class A (a)	5,992	1,360,603
JOYY, Inc. ADR (a)	20,754	1,837,767
Momo, Inc. ADR	32,587	569,621
Pinterest, Inc. Class A (a)	66,218	1,468,053
SINA Corp. (a)	31,371	1,126,533
Snap, Inc. Class A (a)	76,480	1,796,515
TrueCar, Inc. (a)	229,068	590,995
Twitter, Inc. (a)	38,139	1,136,161
Weibo Corp. ADR (a) (b)	26,633	894,869
Yandex NV Class A (a)	26,729	1,336,985
Yelp, Inc. (a)	34,513	798,286
Security Description	Shares	Value
Zillow Group, Inc. Class C (a)	27,290	$ 1,572,177
		21,601,400
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Baozun, Inc. ADR (a) (b)	33,133	1,273,964
Quotient Technology, Inc. (a)	105,133	769,573
		2,043,537
IT SERVICES — 9.4%
MongoDB, Inc. (a)	9,093	2,058,110
Okta, Inc. (a)	10,005	2,003,301
Shopify, Inc. Class A (a)	3,076	2,919,739
Square, Inc. Class A (a)	17,914	1,879,895
Twilio, Inc. Class A (a)	11,874	2,605,393
Wix.com, Ltd. (a)	9,713	2,488,665
		13,955,103
MEDIA — 0.8%
Liberty Broadband Corp. Class C (a)	9,588	1,188,528
PROFESSIONAL SERVICES — 0.6%
51job, Inc. ADR (a)	13,406	962,417
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.0%
Advanced Micro Devices, Inc. (a)	28,112	1,478,972
Cohu, Inc.	56,564	980,820
Ichor Holdings, Ltd. (a)	35,143	934,101
Inphi Corp. (a)	15,592	1,832,060
NVIDIA Corp.	5,142	1,953,497
SolarEdge Technologies, Inc. (a)	12,852	1,783,601
		8,963,051
SOFTWARE — 45.3%
2U, Inc. (a) (b)	52,984	2,011,273
Alteryx, Inc. Class A (a) (b)	12,044	1,978,588
Anaplan, Inc. (a)	22,450	1,017,209
Appfolio, Inc. Class A (a)	10,935	1,779,234
Appian Corp. (a) (b)	27,709	1,420,086
Atlassian Corp. PLC Class A (a)	9,680	1,745,014
Blackline, Inc. (a) (b)	23,125	1,917,294
Check Point Software Technologies, Ltd. (a)	10,170	1,092,563
Cloudera, Inc. (a) (b)	104,919	1,334,570
Coupa Software, Inc. (a) (b)	8,256	2,287,242
Crowdstrike Holdings, Inc. Class A (a)	23,457	2,352,502
CyberArk Software, Ltd. (a)	9,175	910,802
Digital Turbine, Inc. (a)	157,417	1,978,732
DocuSign, Inc. (a)	15,670	2,698,531
Dropbox, Inc. Class A (a)	68,870	1,499,300
Elastic NV (a)	18,518	1,707,545
Everbridge, Inc. (a) (b)	14,369	1,988,095
FireEye, Inc. (a)	71,430	869,660
ForeScout Technologies, Inc. (a)	33,549	711,239
J2 Global, Inc. (a)	12,393	783,361
LogMeIn, Inc.	13,924	1,180,337
Mimecast, Ltd. (a)	26,323	1,096,616

See accompanying notes to financial statements.
63

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Pagerduty, Inc. (a)	50,144	$ 1,435,121
Paycom Software, Inc. (a)	4,544	1,407,413
Proofpoint, Inc. (a)	10,156	1,128,535
Qualys, Inc. (a)	13,686	1,423,618
Rapid7, Inc. (a)	20,353	1,038,410
RealPage, Inc. (a)	21,620	1,405,516
SailPoint Technologies Holding, Inc. (a)	48,758	1,290,624
Slack Technologies, Inc. Class A (a) (b)	54,005	1,679,015
Smartsheet, Inc. Class A (a)	27,583	1,404,526
Splunk, Inc. (a)	8,158	1,620,995
SS&C Technologies Holdings, Inc.	19,597	1,106,839
Talend SA ADR (a) (b)	30,439	1,055,016
Tenable Holdings, Inc. (a)	46,580	1,388,550
Teradata Corp. (a)	43,716	909,293
Trade Desk, Inc. Class A (a) (b)	4,590	1,865,835
Upland Software, Inc. (a)	32,317	1,123,339
Varonis Systems, Inc. (a) (b)	15,294	1,353,213
Workday, Inc. Class A (a)	7,301	1,367,915
Yext, Inc. (a) (b)	80,949	1,344,563
Zoom Video Communications, Inc. Class A (a)	18,292	4,637,754
Zscaler, Inc. (a)	25,244	2,764,218
		67,110,101
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	4,199	1,531,795
Pure Storage, Inc. Class A (a)	70,294	1,218,195
		2,749,990
TOTAL COMMON STOCKS (Cost $123,673,313)		148,241,651
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 10.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	4,495	$ 4,497
State Street Navigator Securities Lending Portfolio II (e) (f)	15,310,360	15,310,360
TOTAL SHORT-TERM INVESTMENTS (Cost $15,314,857)		15,314,857
TOTAL INVESTMENTS — 110.4% (Cost $138,988,170)		163,556,508
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(15,349,414)
NET ASSETS — 100.0%		$ 148,207,094
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$148,241,651	$—	$—	$148,241,651
Short-Term Investments	15,314,857	—	—	15,314,857
TOTAL INVESTMENTS	$163,556,508	$—	$—	$163,556,508
See accompanying notes to financial statements.
64

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,551,962	$ 2,547,454	$(11)	$—	4,495	$ 4,497	$ 391
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,929	35,929	26,561	62,490	—	—	—	—	83
State Street Navigator Securities Lending Portfolio II	—	—	71,597,019	56,286,659	—	—	15,310,360	15,310,360	42,274
State Street Navigator Securities Lending Portfolio III	1,780,988	1,780,988	24,977,334	26,758,322	—	—	—	—	5,454
Total		$1,816,917	$99,152,876	$85,654,925	$(11)	$—		$15,314,857	$48,202
See accompanying notes to financial statements.
65

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
BHP Group, Ltd.	22,174	$ 546,857
National Australia Bank, Ltd.	28,324	355,309
		902,166
BELGIUM — 0.4%
Anheuser-Busch InBev SA	5,866	289,000
BRAZIL — 0.4%
Petroleo Brasileiro SA Preference Shares ADR (a)	41,263	328,866
Petroleo Brasileiro SA Preference Shares	3,200	12,559
		341,425
CANADA — 1.1%
Nutrien, Ltd. (a)	10,949	350,658
Royal Bank of Canada	7,119	481,447
		832,105
CHINA — 4.2%
Alibaba Group Holding, Ltd. ADR (b)	3,173	684,416
China Construction Bank Corp. Class H	704,288	569,759
China Petroleum & Chemical Corp. Class H	898,147	374,303
Industrial & Commercial Bank of China, Ltd. Class H	815,110	494,296
PetroChina Co., Ltd. Class H	1,048,601	347,709
Tencent Holdings, Ltd.	12,706	817,399
		3,287,882
DENMARK — 0.9%
Vestas Wind Systems A/S	6,896	701,868
FINLAND — 0.6%
Sampo Oyj Class A	13,387	460,391
FRANCE — 5.5%
Air Liquide SA	4,412	636,265
BNP Paribas SA (b)	11,167	443,618
Carrefour SA	30,536	471,749
Cie de Saint-Gobain (b)	14,098	507,485
Engie SA	37,116	458,555
LVMH Moet Hennessy Louis Vuitton SE	1,345	589,904
Societe Generale SA (b)	19,477	323,759
TOTAL SA	11,029	420,856
Vinci SA	5,170	476,148
		4,328,339
GERMANY — 5.0%
Allianz SE	2,411	492,191
BASF SE	7,704	431,599
Daimler AG	10,536	427,722
Deutsche Bank AG (b)	66,233	629,634
E.ON SE	57,605	647,961
SAP SE	4,715	658,355
Security Description	Shares	Value
Siemens AG	5,247	$ 617,368
		3,904,830
HONG KONG — 1.3%
China Mobile, Ltd.	66,043	445,658
CLP Holdings, Ltd.	53,827	527,821
		973,479
INDIA — 1.6%
Infosys, Ltd. ADR	48,492	468,433
Reliance Industries, Ltd. GDR (c)	8,514	393,347
Reliance Industries, Ltd.	15,768	355,879
		1,217,659
IRELAND — 0.8%
Accenture PLC Class A	2,930	629,130
ITALY — 1.1%
Assicurazioni Generali SpA	29,266	442,760
UniCredit SpA (b)	44,644	410,562
		853,322
JAPAN — 9.7%
Bridgestone Corp. (a)	14,327	460,679
Canon, Inc. (a)	20,883	413,169
Honda Motor Co., Ltd.	20,805	531,382
Komatsu, Ltd.	24,447	499,319
Mitsubishi Corp.	21,911	461,028
Mitsubishi UFJ Financial Group, Inc.	108,489	423,960
Mitsui & Co., Ltd.	33,273	491,763
Mizuho Financial Group, Inc.	366,221	448,760
Nippon Steel Corp.	39,061	366,949
Panasonic Corp.	67,705	589,661
Seven & i Holdings Co., Ltd.	15,018	489,997
SoftBank Group Corp.	12,656	639,340
Sony Corp.	9,329	638,507
Takeda Pharmaceutical Co., Ltd.	16,101	574,284
Toyota Motor Corp.	8,295	519,913
		7,548,711
LUXEMBOURG — 0.4%
ArcelorMittal SA (b)	32,771	344,879
MEXICO — 0.6%
America Movil SAB de CV Series L	768,822	490,766
NETHERLANDS — 0.4%
Royal Dutch Shell PLC Class B	9,390	142,012
Royal Dutch Shell PLC Class A (a)	10,875	175,861
		317,873
RUSSIA — 0.5%
Gazprom PJSC ADR	79,149	427,088
SOUTH AFRICA — 1.8%
Anglo American PLC	22,770	525,949
MTN Group, Ltd. (a)	81,019	246,344
Naspers, Ltd. Class N	3,294	599,671
		1,371,964

See accompanying notes to financial statements.
66

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	518	$ 571,354
Samsung Electronics Co., Ltd.	1,255	55,089
		626,443
SPAIN — 1.3%
Banco Bilbao Vizcaya Argentaria SA	104,063	358,115
Banco Santander SA	132,462	323,511
Telefonica SA	71,626	341,657
		1,023,283
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	70,026	647,598
SWITZERLAND — 4.5%
ABB, Ltd.	27,645	622,308
Credit Suisse Group AG	43,002	444,656
Nestle SA	5,269	582,423
Novartis AG	6,460	561,905
Roche Holding AG	2,049	710,030
UBS Group AG	48,155	554,198
		3,475,520
TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,504	709,852
UNITED KINGDOM — 5.9%
AstraZeneca PLC	6,594	686,105
BAE Systems PLC	80,121	478,554
BP PLC	89,451	339,535
GlaxoSmithKline PLC	27,860	563,380
HSBC Holdings PLC	72,738	340,267
National Grid PLC	54,622	667,621
Rio Tinto PLC	10,222	574,553
Tesco PLC	190,083	535,731
Vodafone Group PLC	279,912	445,675
		4,631,421
UNITED STATES — 47.8%
3M Co.	3,316	517,263
Abbott Laboratories	6,683	611,027
Adobe, Inc. (b)	2,037	886,726
Alphabet, Inc. Class A (b)	227	321,897
Alphabet, Inc. Class C (b)	233	329,371
Amazon.com, Inc. (b)	311	857,993
American Express Co.	4,783	455,342
American International Group, Inc.	9,814	306,001
Amgen, Inc.	2,883	679,984
Apple, Inc.	2,594	946,291
AT&T, Inc.	15,035	454,508
Bank of America Corp.	18,704	444,220
Bank of New York Mellon Corp.	12,018	464,496
Baxter International, Inc.	6,479	557,842
Berkshire Hathaway, Inc. Class B (b)	2,635	470,374
Boeing Co.	1,508	276,416
Security Description	Shares	Value
Booking Holdings, Inc. (b)	276	$ 439,486
Carnival Corp. (a)	11,114	182,492
Caterpillar, Inc.	4,300	543,950
Chevron Corp.	4,673	416,972
Cisco Systems, Inc.	11,298	526,939
Coca-Cola Co.	10,358	462,795
Colgate-Palmolive Co.	7,960	583,150
ConocoPhillips	9,923	416,964
CVS Health Corp.	8,885	577,258
Deere & Co.	3,441	540,753
Duke Energy Corp.	6,068	484,773
DuPont de Nemours, Inc.	7,669	407,454
eBay, Inc.	14,121	740,646
Exxon Mobil Corp.	7,859	351,454
Facebook, Inc. Class A (b)	3,042	690,747
FedEx Corp.	3,228	452,630
General Electric Co.	61,027	416,814
Gilead Sciences, Inc.	8,535	656,683
Goldman Sachs Group, Inc.	2,584	510,650
Home Depot, Inc.	2,411	603,980
Honeywell International, Inc.	3,399	491,461
Howmet Aerospace, Inc.	23,424	371,270
HP, Inc.	29,866	520,564
Intel Corp.	10,746	642,933
International Business Machines Corp.	3,968	479,215
Johnson & Johnson	4,341	610,475
JPMorgan Chase & Co.	4,672	439,448
McDonald's Corp.	2,713	500,467
Medtronic PLC	5,175	474,548
Merck & Co., Inc.	6,887	532,572
Microsoft Corp.	4,139	842,328
Mondelez International, Inc. Class A	10,438	533,695
Netflix, Inc. (b)	1,931	878,682
NextEra Energy, Inc.	2,578	619,158
NIKE, Inc. Class B	6,513	638,600
PayPal Holdings, Inc. (b)	5,276	919,238
Pfizer, Inc.	15,244	498,479
Philip Morris International, Inc.	7,703	539,672
Procter & Gamble Co.	4,612	551,457
QUALCOMM, Inc.	7,238	660,178
Raytheon Technologies Corp.	8,114	499,985
Schlumberger, Ltd.	15,309	281,533
Simon Property Group, Inc. REIT	3,706	253,416
Southwest Airlines Co.	10,221	349,354
Starbucks Corp.	6,303	463,838
Travelers Cos., Inc.	3,897	444,453
Union Pacific Corp.	3,325	562,158
United Parcel Service, Inc. Class B	4,582	509,427
UnitedHealth Group, Inc.	2,434	717,908
Verizon Communications, Inc.	9,462	521,640
Visa, Inc. Class A	3,207	619,496
Walmart, Inc.	4,797	574,585
Walt Disney Co.	4,131	460,648
Wells Fargo & Co.	11,662	298,547

See accompanying notes to financial statements.
67

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Williams Cos., Inc.	23,104	$ 439,438
		37,327,207
TOTAL COMMON STOCKS (Cost $76,458,038)		77,664,201

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Telefonica SA (expiring 7/6/20) (b) (Cost: $16,192)	74,656	14,682
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f)	57,177	57,177
State Street Navigator Securities Lending Portfolio II (g) (h)	868,777	868,777
TOTAL SHORT-TERM INVESTMENTS (Cost $925,954)		925,954
TOTAL INVESTMENTS — 100.7% (Cost $77,400,184)		78,604,837
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(572,007)
NET ASSETS — 100.0%		$ 78,032,830

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	1	09/18/2020	$151,187	$154,510	$3,323
Mini MSCI EAFE (long)	1	09/18/2020	87,093	88,920	1,827
Total unrealized appreciation/depreciation on open futures contracts.					$5,150
During the period ended June 30, 2020, average notional value related to futures contracts was $54,527.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$77,664,201	$—	$—	$77,664,201
Rights	14,682	—	—	14,682
Short-Term Investments	925,954	—	—	925,954
TOTAL INVESTMENTS	$78,604,837	$—	$—	$78,604,837
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	5,150	—	—	5,150
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 5,150	$—	$—	$ 5,150
See accompanying notes to financial statements.
68

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$78,609,987	$—	$—	$78,609,987
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	15.2%
Information Technology	14.3
Industrials	13.3
Consumer Discretionary	12.1
Health Care	11.5
Communication Services	9.1
Consumer Staples	7.2
Energy	6.7
Materials	5.4
Utilities	4.4
Real Estate	0.3
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,327,037	$ 2,327,043	$ 6	$—	—	$ —	$1,305
State Street Institutional U.S. Government Money Market Fund, Class G Shares	102,074	102,074	1,698,315	1,743,212	—	—	57,177	57,177	403
State Street Navigator Securities Lending Portfolio II	—	—	10,345,707	9,476,930	—	—	868,777	868,777	6,241
State Street Navigator Securities Lending Portfolio III	1,907,960	1,907,960	5,769,343	7,677,303	—	—	—	—	1,673
Total		$2,010,034	$20,140,402	$21,224,488	$ 6	$—		$925,954	$9,622
See accompanying notes to financial statements.
69

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Boeing Co.	7,258	$ 1,330,391
General Dynamics Corp.	3,683	550,461
HEICO Corp.	1,533	152,763
HEICO Corp. Class A	2,624	213,174
Howmet Aerospace, Inc.	13,298	210,773
Huntington Ingalls Industries, Inc.	1,944	339,209
L3Harris Technologies, Inc.	9,019	1,530,254
Lockheed Martin Corp.	6,953	2,537,289
Northrop Grumman Corp.	2,089	642,242
Raytheon Technologies Corp.	22,321	1,375,420
Teledyne Technologies, Inc. (a)	166	51,618
Textron, Inc.	7,182	236,360
TransDigm Group, Inc.	210	92,830
		9,262,784
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	30,587	2,418,208
Expeditors International of Washington, Inc.	7,294	554,636
FedEx Corp.	6,898	967,238
United Parcel Service, Inc. Class B	7,112	790,712
XPO Logistics, Inc. (a) (b)	2,160	166,860
		4,897,654
AIRLINES — 0.1%
Delta Air Lines, Inc.	13,670	383,443
Southwest Airlines Co.	8,576	293,128
		676,571
AUTO COMPONENTS — 0.1%
Aptiv PLC	3,235	252,071
Autoliv, Inc.	1,876	121,021
BorgWarner, Inc.	11,793	416,293
Lear Corp.	2,242	244,423
		1,033,808
AUTOMOBILES — 0.5%
Ford Motor Co.	304,072	1,848,758
General Motors Co.	83,449	2,111,260
Tesla, Inc. (a)	176	190,046
		4,150,064
BANKS — 4.5%
Bank of America Corp.	265,378	6,302,728
Citigroup, Inc.	106,139	5,423,703
Citizens Financial Group, Inc.	23,841	601,747
Comerica, Inc.	7,570	288,417
East West Bancorp, Inc.	8,813	319,383
Fifth Third Bancorp	31,666	610,521
First Republic Bank	2,140	226,819
Huntington Bancshares, Inc.	38,348	346,474
JPMorgan Chase & Co.	78,883	7,419,735
KeyCorp	41,235	502,242
M&T Bank Corp.	6,386	663,952
People's United Financial, Inc.	15,531	179,694
PNC Financial Services Group, Inc.	13,324	1,401,818
Security Description	Shares	Value
Regions Financial Corp.	42,098	$ 468,130
Signature Bank	1,458	155,889
SVB Financial Group (a)	2,589	558,007
Truist Financial Corp.	44,729	1,679,574
US Bancorp	62,151	2,288,400
Wells Fargo & Co.	190,354	4,873,062
Zions Bancorp NA	6,574	223,516
		34,533,811
BEVERAGES — 3.0%
Brown-Forman Corp. Class B	14,129	899,452
Coca-Cola Co.	233,647	10,439,348
Constellation Brands, Inc. Class A	1,735	303,538
Keurig Dr. Pepper, Inc.	2,994	85,030
Molson Coors Beverage Co. Class B	5,742	197,295
Monster Beverage Corp. (a)	15,559	1,078,550
PepsiCo, Inc.	77,719	10,279,115
		23,282,328
BIOTECHNOLOGY — 3.2%
AbbVie, Inc.	10,413	1,022,348
Alexion Pharmaceuticals, Inc. (a)	2,269	254,673
Alnylam Pharmaceuticals, Inc. (a) (b)	57	8,442
Amgen, Inc.	26,453	6,239,205
Biogen, Inc. (a)	8,589	2,297,987
BioMarin Pharmaceutical, Inc. (a)	4,145	511,244
Exact Sciences Corp. (a)	490	42,601
Gilead Sciences, Inc.	58,775	4,522,148
Incyte Corp. (a)	5,201	540,748
Ionis Pharmaceuticals, Inc. (a)	593	34,963
Regeneron Pharmaceuticals, Inc. (a)	8,980	5,600,377
Seattle Genetics, Inc. (a)	61	10,365
Vertex Pharmaceuticals, Inc. (a)	13,467	3,909,605
		24,994,706
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	5,717	269,385
Allegion PLC	3,653	373,410
Carrier Global Corp.	76,428	1,698,230
Fortune Brands Home & Security, Inc.	1,839	117,567
Johnson Controls International PLC	16,609	567,031
Lennox International, Inc.	251	58,481
Masco Corp.	2,797	140,437
Owens Corning	2,506	139,735
Trane Technologies PLC	3,145	279,842
		3,644,118
CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc.	5,937	890,788
Apollo Global Management, Inc.	1,022	51,018
Bank of New York Mellon Corp.	20,896	807,630
BlackRock, Inc.	1,404	763,902
Blackstone Group, Inc. Class A	5,141	291,289
Carlyle Group, Inc. (b)	1,387	38,697
Cboe Global Markets, Inc.	9,060	845,117
Charles Schwab Corp.	12,929	436,225
CME Group, Inc.	11,906	1,935,201
E*TRADE Financial Corp.	3,598	178,929

See accompanying notes to financial statements.
70

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,575	$ 517,340
Franklin Resources, Inc.	17,860	374,524
Goldman Sachs Group, Inc.	8,639	1,707,239
Intercontinental Exchange, Inc.	20,210	1,851,236
Invesco, Ltd.	23,071	248,244
KKR & Co., Inc.	8,396	259,269
MarketAxess Holdings, Inc.	1,873	938,223
Moody's Corp.	482	132,420
Morgan Stanley	30,468	1,471,604
MSCI, Inc.	215	71,771
Nasdaq, Inc.	821	98,085
Northern Trust Corp.	3,171	251,587
Raymond James Financial, Inc.	2,532	174,278
S&P Global, Inc.	667	219,763
SEI Investments Co.	5,662	311,297
State Street Corp. (c)	8,485	539,222
T Rowe Price Group, Inc.	10,726	1,324,661
TD Ameritrade Holding Corp.	11,538	419,752
Tradeweb Markets, Inc. Class A	500	29,070
		17,178,381
CHEMICALS — 1.4%
Air Products & Chemicals, Inc.	11,160	2,694,694
Albemarle Corp.	1,853	143,070
Axalta Coating Systems, Ltd. (a)	1,779	40,116
Celanese Corp.	1,807	156,016
CF Industries Holdings, Inc.	3,650	102,711
Corteva, Inc. (a)	14,518	388,937
Dow, Inc.	16,223	661,250
DuPont de Nemours, Inc.	18,673	992,097
Eastman Chemical Co.	3,041	211,775
Ecolab, Inc.	10,473	2,083,603
FMC Corp.	1,055	105,099
International Flavors & Fragrances, Inc.	901	110,337
Linde PLC	4,761	1,009,856
LyondellBasell Industries NV Class A	17,032	1,119,343
Mosaic Co.	14,287	178,730
PPG Industries, Inc.	2,525	267,802
RPM International, Inc.	1,074	80,614
Sherwin-Williams Co.	365	210,915
		10,556,965
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Cintas Corp.	446	118,797
Copart, Inc. (a)	8,458	704,298
Republic Services, Inc.	44,591	3,658,691
Rollins, Inc.	4,926	208,813
Waste Connections, Inc.	34,061	3,194,581
Waste Management, Inc.	38,053	4,030,193
		11,915,373
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	2,229	468,157
Cisco Systems, Inc.	217,498	10,144,107
F5 Networks, Inc. (a)	2,525	352,187
Security Description	Shares	Value
Juniper Networks, Inc.	16,358	$ 373,944
Motorola Solutions, Inc.	15,404	2,158,562
		13,496,957
CONSTRUCTION & ENGINEERING — 0.0% (d)
Jacobs Engineering Group, Inc.	2,090	177,232
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	623	128,693
Vulcan Materials Co.	1,242	143,886
		272,579
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	20,447	405,464
American Express Co.	8,984	855,277
Capital One Financial Corp.	18,110	1,133,505
Discover Financial Services	9,751	488,427
Synchrony Financial	23,898	529,580
		3,412,253
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	68,058	694,872
Avery Dennison Corp.	3,874	441,985
Ball Corp.	5,413	376,149
Crown Holdings, Inc. (a)	1,893	123,291
International Paper Co.	9,785	344,530
Packaging Corp. of America	1,616	161,277
Sealed Air Corp.	2,084	68,459
Westrock Co.	11,610	328,099
		2,538,662
DISTRIBUTORS — 0.1%
Genuine Parts Co.	6,824	593,415
LKQ Corp. (a)	5,404	141,585
		735,000
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Berkshire Hathaway, Inc. Class B (a)	32,703	5,837,812
Equitable Holdings, Inc.	8,440	162,808
Voya Financial, Inc.	3,720	173,538
		6,174,158
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	230,965	6,982,072
CenturyLink, Inc.	38,721	388,372
Liberty Global PLC Class A (a)	3,088	67,504
Liberty Global PLC Class C (a)	8,449	181,738
Verizon Communications, Inc.	127,225	7,013,914
		14,633,600
ELECTRIC UTILITIES — 2.6%
Alliant Energy Corp.	8,574	410,180
American Electric Power Co., Inc.	20,735	1,651,335
Duke Energy Corp.	41,076	3,281,562
Edison International	6,089	330,694
Entergy Corp.	3,078	288,747
Evergy, Inc.	13,521	801,660

See accompanying notes to financial statements.
71

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Eversource Energy	11,852	$ 986,916
Exelon Corp.	22,106	802,227
FirstEnergy Corp.	5,553	215,345
NextEra Energy, Inc.	19,373	4,652,814
NRG Energy, Inc.	3,583	116,663
OGE Energy Corp.	3,189	96,818
Pinnacle West Capital Corp.	1,884	138,078
PPL Corp.	12,469	322,199
Southern Co.	58,986	3,058,424
Xcel Energy, Inc.	48,206	3,012,875
		20,166,537
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	1,748	156,219
Eaton Corp. PLC	5,873	513,770
Emerson Electric Co.	24,947	1,547,462
Rockwell Automation, Inc.	588	125,244
Sensata Technologies Holding PLC (a)	2,043	76,061
		2,418,756
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. Class A	26,079	2,498,629
Arrow Electronics, Inc. (a)	3,808	261,571
CDW Corp.	5,741	666,989
Cognex Corp.	5,520	329,654
Corning, Inc.	13,191	341,647
FLIR Systems, Inc.	8,645	350,728
IPG Photonics Corp. (a)	268	42,985
Keysight Technologies, Inc. (a)	18,707	1,885,291
TE Connectivity, Ltd.	7,311	596,212
Trimble, Inc. (a)	1,926	83,184
Zebra Technologies Corp. Class A (a)	288	73,714
		7,130,604
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	32,773	504,376
Halliburton Co.	29,006	376,498
National Oilwell Varco, Inc.	8,759	107,298
Schlumberger, Ltd.	27,953	514,056
		1,502,228
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc.	3,996	303,296
Electronic Arts, Inc. (a)	1,530	202,037
Liberty Media Corp.-Liberty Formula One Class C (a)	1,749	55,461
Live Nation Entertainment, Inc. (a)	945	41,892
Netflix, Inc. (a)	1,077	490,078
Take-Two Interactive Software, Inc. (a)	12,307	1,717,688
Walt Disney Co.	32,546	3,629,204
		6,439,656
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	848	137,588
American Tower Corp. REIT	10,313	2,666,323
Security Description	Shares	Value
AvalonBay Communities, Inc. REIT	5,569	$ 861,190
Boston Properties, Inc. REIT	1,491	134,757
Camden Property Trust REIT	11,493	1,048,391
Crown Castle International Corp. REIT	11,783	1,971,885
Digital Realty Trust, Inc. REIT	1,193	169,537
Duke Realty Corp. REIT	2,781	98,420
Equinix, Inc. REIT	546	383,456
Equity LifeStyle Properties, Inc. REIT	796	49,734
Equity Residential REIT	28,718	1,689,193
Essex Property Trust, Inc. REIT	3,783	866,950
Extra Space Storage, Inc. REIT	9,009	832,161
Federal Realty Investment Trust REIT	742	63,226
Healthpeak Properties, Inc. REIT	5,359	147,694
Host Hotels & Resorts, Inc. REIT	14,464	156,067
Invitation Homes, Inc. REIT	3,446	94,868
Iron Mountain, Inc. REIT (b)	3,574	93,281
Medical Properties Trust, Inc. REIT	6,113	114,924
Mid-America Apartment Communities, Inc. REIT	6,045	693,180
National Retail Properties, Inc. REIT	1,989	70,570
Omega Healthcare Investors, Inc. REIT	1,941	57,706
Prologis, Inc. REIT	4,773	445,464
Public Storage REIT	17,126	3,286,308
Realty Income Corp. REIT	2,477	147,382
Regency Centers Corp. REIT	2,035	93,386
SBA Communications Corp. REIT	1,465	436,453
Simon Property Group, Inc. REIT	5,022	343,404
Sun Communities, Inc. REIT	540	73,267
UDR, Inc. REIT	23,389	874,281
Ventas, Inc. REIT	5,234	191,669
VEREIT, Inc.	20,240	130,143
VICI Properties, Inc. REIT	7,030	141,936
Vornado Realty Trust REIT	1,973	75,388
Welltower, Inc. REIT	4,620	239,085
Weyerhaeuser Co. REIT	7,756	174,200
WP Carey, Inc. REIT	1,741	117,779
		19,171,246
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	18,047	5,472,031
Kroger Co.	48,187	1,631,130
Sysco Corp.	24,491	1,338,678
Walmart, Inc.	33,714	4,038,263
Walgreens Boots Alliance, Inc.	27,400	1,161,486
		13,641,588
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	18,526	739,188
Bunge, Ltd.	8,396	345,328
Campbell Soup Co.	12,882	639,334
Conagra Brands, Inc.	5,355	188,335
General Mills, Inc.	14,638	902,433
Hershey Co.	28,131	3,646,340
Hormel Foods Corp.	61,996	2,992,547
Ingredion, Inc.	1,607	133,381
J.M. Smucker Co.	7,730	817,911
Kellogg Co.	22,549	1,489,587

See accompanying notes to financial statements.
72

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Kraft Heinz Co.	15,633	$ 498,536
Lamb Weston Holdings, Inc.	9,290	593,910
McCormick & Co., Inc.	8,174	1,466,497
Mondelez International, Inc. Class A	38,646	1,975,970
Tyson Foods, Inc. Class A	9,151	546,406
		16,975,703
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	1,092	108,741
UGI Corp.	4,330	137,694
		246,435
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Abbott Laboratories	15,987	1,461,691
ABIOMED, Inc. (a)	110	26,572
Align Technology, Inc. (a)	3,042	834,846
Baxter International, Inc.	23,045	1,984,175
Becton Dickinson and Co.	4,204	1,005,891
Boston Scientific Corp. (a)	8,632	303,070
Cooper Cos., Inc.	2,689	762,708
Danaher Corp.	16,418	2,903,195
DENTSPLY SIRONA, Inc.	6,421	282,909
DexCom, Inc. (a)	12	4,865
Edwards Lifesciences Corp. (a)	22,648	1,565,203
Hologic, Inc. (a)	1,292	73,644
IDEXX Laboratories, Inc. (a)	163	53,816
Intuitive Surgical, Inc. (a)	3,824	2,179,030
Masimo Corp. (a)	200	45,598
Medtronic PLC	39,425	3,615,272
ResMed, Inc.	4,641	891,072
STERIS PLC	427	65,519
Stryker Corp.	9,416	1,696,669
Teleflex, Inc.	168	61,149
Varian Medical Systems, Inc. (a)	3,289	402,968
West Pharmaceutical Services, Inc.	2,375	539,529
Zimmer Biomet Holdings, Inc.	2,939	350,799
		21,110,190
HEALTH CARE PROVIDERS & SERVICES — 3.4%
AmerisourceBergen Corp.	8,149	821,175
Anthem, Inc.	8,007	2,105,681
Cardinal Health, Inc.	27,887	1,455,423
Centene Corp. (a)	8,207	521,555
Cigna Corp.	6,820	1,279,773
CVS Health Corp.	34,597	2,247,767
DaVita, Inc. (a)	1,525	120,688
HCA Healthcare, Inc.	4,334	420,658
Henry Schein, Inc. (a)	8,996	525,276
Humana, Inc.	4,188	1,623,897
Laboratory Corp. of America Holdings (a)	1,240	205,976
McKesson Corp.	8,622	1,322,787
Molina Healthcare, Inc. (a)	841	149,681
Quest Diagnostics, Inc.	2,983	339,943
UnitedHealth Group, Inc.	43,666	12,879,287
Security Description	Shares	Value
Universal Health Services, Inc. Class B	4,917	$ 456,740
		26,476,307
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	4,158	285,031
Veeva Systems, Inc. Class A (a)	4,183	980,579
		1,265,610
HOTELS, RESTAURANTS & LEISURE — 1.2%
Aramark	4,613	104,115
Carnival Corp. (b)	26,529	435,606
Chipotle Mexican Grill, Inc. (a)	81	85,241
Darden Restaurants, Inc.	5,683	430,601
Domino's Pizza, Inc.	124	45,810
Hilton Worldwide Holdings, Inc.	1,357	99,672
Las Vegas Sands Corp.	13,594	619,071
Marriott International, Inc. Class A	1,638	140,426
McDonald's Corp.	24,280	4,478,931
MGM Resorts International	11,886	199,685
Royal Caribbean Cruises, Ltd. (b)	6,732	338,620
Starbucks Corp.	26,647	1,960,953
Vail Resorts, Inc.	226	41,166
Wynn Resorts, Ltd.	982	73,149
Yum! Brands, Inc.	1,679	145,922
		9,198,968
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	5,196	288,118
Garmin, Ltd.	12,845	1,252,388
Lennar Corp. Class A	5,552	342,114
Mohawk Industries, Inc. (a)	2,134	217,156
Newell Brands, Inc.	9,450	150,066
NVR, Inc. (a)	169	550,729
PulteGroup, Inc.	4,815	163,854
Whirlpool Corp. (b)	1,842	238,594
		3,203,019
HOUSEHOLD PRODUCTS — 2.5%
Church & Dwight Co., Inc.	14,119	1,091,399
Clorox Co.	7,882	1,729,074
Colgate-Palmolive Co.	17,317	1,268,643
Kimberly-Clark Corp.	8,717	1,232,148
Procter & Gamble Co.	114,603	13,703,081
		19,024,345
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	12,395	179,604
Vistra Energy Corp.	7,723	143,802
		323,406
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	22,244	3,469,842
General Electric Co.	196,368	1,341,194
Honeywell International, Inc.	34,331	4,963,919
Roper Technologies, Inc.	536	208,107
		9,983,062

See accompanying notes to financial statements.
73

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
INSURANCE — 4.7%
Aflac, Inc.	36,282	$ 1,307,240
Alleghany Corp.	1,136	555,663
Allstate Corp.	24,621	2,387,991
American Financial Group, Inc.	2,087	132,441
American International Group, Inc.	31,881	994,050
Aon PLC Class A	11,483	2,211,626
Arch Capital Group, Ltd. (a)	35,494	1,016,903
Arthur J Gallagher & Co.	17,637	1,719,431
Assurant, Inc.	1,038	107,215
Athene Holding, Ltd. Class A (a)	6,137	191,413
Brown & Brown, Inc.	29,614	1,207,067
Chubb, Ltd.	27,939	3,537,636
Cincinnati Financial Corp.	8,971	574,413
Erie Indemnity Co. Class A	2,190	420,261
Everest Re Group, Ltd.	8,694	1,792,703
Fidelity National Financial, Inc.	32,994	1,011,596
Globe Life, Inc.	1,722	127,824
Hartford Financial Services Group, Inc.	30,073	1,159,314
Lincoln National Corp.	7,835	288,250
Loews Corp.	12,826	439,803
Markel Corp. (a)	1,287	1,188,120
Marsh & McLennan Cos., Inc.	20,997	2,254,448
MetLife, Inc.	27,774	1,014,306
Principal Financial Group, Inc.	8,364	347,441
Progressive Corp.	40,812	3,269,449
Prudential Financial, Inc.	16,424	1,000,222
Reinsurance Group of America, Inc.	2,439	191,315
RenaissanceRe Holdings, Ltd.	8,715	1,490,526
Travelers Cos., Inc.	17,521	1,998,270
Willis Towers Watson PLC	4,429	872,292
WR Berkley Corp.	30,247	1,732,851
		36,542,080
INTERACTIVE MEDIA & SERVICES — 2.7%
Alphabet, Inc. Class A (a)	6,018	8,533,825
Alphabet, Inc. Class C (a)	6,432	9,092,339
Facebook, Inc. Class A (a)	11,364	2,580,423
IAC/InterActiveCorp (a)	327	105,752
Pinterest, Inc. Class A (a)	93	2,062
Snap, Inc. Class A (a)	55	1,292
Twitter, Inc. (a)	3,551	105,784
Zillow Group, Inc. Class C (a) (b)	696	40,097
		20,461,574
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	965	2,662,261
Booking Holdings, Inc. (a)	2,103	3,348,691
eBay, Inc.	10,630	557,544
Expedia Group, Inc.	1,944	159,797
MercadoLibre, Inc. (a)	52	51,260
Wayfair, Inc. Class A (a) (b)	240	47,426
		6,826,979
Security Description	Shares	Value
IT SERVICES — 9.5%
Accenture PLC Class A	43,316	$ 9,300,811
Akamai Technologies, Inc. (a)	13,296	1,423,869
Automatic Data Processing, Inc.	29,327	4,366,497
Black Knight, Inc. (a)	29,091	2,110,843
Booz Allen Hamilton Holding Corp.	9,627	748,884
Broadridge Financial Solutions, Inc.	11,378	1,435,790
Cognizant Technology Solutions Corp. Class A	41,533	2,359,905
EPAM Systems, Inc. (a)	100	25,201
Fidelity National Information Services, Inc.	24,482	3,282,791
Fiserv, Inc. (a)	23,945	2,337,511
FleetCor Technologies, Inc. (a)	3,026	761,130
Gartner, Inc. (a)	258	31,303
Global Payments, Inc.	1,874	317,868
GoDaddy, Inc. Class A (a)	368	26,985
International Business Machines Corp.	20,940	2,528,924
Jack Henry & Associates, Inc.	17,366	3,195,865
Leidos Holdings, Inc.	1,288	120,647
Mastercard, Inc. Class A	48,297	14,281,423
Paychex, Inc.	49,483	3,748,337
PayPal Holdings, Inc. (a)	2,851	496,730
Square, Inc. Class A (a)	358	37,569
Twilio, Inc. Class A (a)	171	37,521
VeriSign, Inc. (a)	5,050	1,044,491
Visa, Inc. Class A	89,309	17,251,820
Western Union Co.	83,873	1,813,334
		73,086,049
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	1,567	117,447
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	2,047	180,893
Avantor, Inc. (a)	3,072	52,224
Bio-Rad Laboratories, Inc. Class A (a)	166	74,947
Illumina, Inc. (a)	4,911	1,818,789
IQVIA Holdings, Inc. (a)	1,044	148,123
Mettler-Toledo International, Inc. (a)	882	710,495
PerkinElmer, Inc.	944	92,597
Thermo Fisher Scientific, Inc.	1,978	716,709
Waters Corp. (a)	370	66,748
		3,861,525
MACHINERY — 1.1%
Caterpillar, Inc.	8,153	1,031,355
Cummins, Inc.	7,605	1,317,642
Deere & Co.	4,020	631,743
Dover Corp.	1,632	157,586
Fortive Corp.	2,431	164,481
IDEX Corp.	2,749	434,452
Illinois Tool Works, Inc.	13,797	2,412,405
Ingersoll Rand, Inc. (a)	2,142	60,233
Nordson Corp.	311	59,000
Otis Worldwide Corp.	3,300	187,638
PACCAR, Inc.	5,950	445,358

See accompanying notes to financial statements.
74

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Parker-Hannifin Corp.	1,570	$ 287,734
Pentair PLC	1,883	71,535
Snap-on, Inc.	2,366	327,715
Stanley Black & Decker, Inc.	2,090	291,304
Westinghouse Air Brake Technologies Corp.	2,495	143,637
Xylem, Inc.	1,379	89,580
		8,113,398
MEDIA — 1.1%
Altice USA, Inc. Class A (a)	3,087	69,581
Charter Communications, Inc. Class A (a)	2,938	1,498,498
Comcast Corp. Class A	97,961	3,818,520
Discovery, Inc. Class A (a) (b)	3,946	83,261
Discovery, Inc. Class C (a)	11,209	215,885
DISH Network Corp. Class A (a)	5,149	177,692
Fox Corp. Class A	6,172	165,533
Fox Corp. Class B	8,717	233,964
Interpublic Group of Cos., Inc.	8,519	146,186
Liberty Broadband Corp. Class C (a)	626	77,599
Liberty Media Corp.-Liberty SiriusXM Class A (a)	6,283	216,889
Liberty Media Corp.-Liberty SiriusXM Class C (a)	2,810	96,805
News Corp. Class A	8,311	98,568
Omnicom Group, Inc.	17,654	963,908
Sirius XM Holdings, Inc.	56,505	331,684
ViacomCBS, Inc. Class B (b)	19,381	451,965
		8,646,538
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	38,424	444,566
Newmont Corp.	59,386	3,666,492
Nucor Corp.	8,871	367,348
Steel Dynamics, Inc.	6,392	166,767
		4,645,173
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	10,022	129,284
Annaly Capital Management, Inc. REIT	19,101	125,302
		254,586
MULTI-UTILITIES — 1.1%
Ameren Corp.	2,645	186,102
CenterPoint Energy, Inc.	11,851	221,258
CMS Energy Corp.	13,034	761,446
Consolidated Edison, Inc.	39,243	2,822,749
Dominion Energy, Inc.	21,835	1,772,565
DTE Energy Co.	2,845	305,838
NiSource, Inc.	4,851	110,312
Public Service Enterprise Group, Inc.	6,864	337,434
Sempra Energy	3,021	354,152
WEC Energy Group, Inc.	22,674	1,987,376
		8,859,232
Security Description	Shares	Value
MULTILINE RETAIL — 0.6%
Dollar General Corp.	10,600	$ 2,019,406
Dollar Tree, Inc. (a)	11,445	1,060,723
Target Corp.	10,912	1,308,676
		4,388,805
OIL, GAS & CONSUMABLE FUELS — 2.4%
Cabot Oil & Gas Corp.	15,560	267,321
Cheniere Energy, Inc. (a)	9,066	438,069
Chevron Corp.	38,638	3,447,669
Concho Resources, Inc.	4,980	256,470
ConocoPhillips	23,102	970,746
Diamondback Energy, Inc.	4,808	201,070
EOG Resources, Inc.	11,400	577,524
Exxon Mobil Corp.	139,592	6,242,554
Hess Corp.	2,879	149,161
HollyFrontier Corp.	6,913	201,860
Kinder Morgan, Inc.	76,328	1,157,896
Marathon Petroleum Corp.	31,652	1,183,152
Occidental Petroleum Corp.	41,760	764,208
ONEOK, Inc.	6,388	212,209
Phillips 66	14,358	1,032,340
Pioneer Natural Resources Co.	2,644	258,319
Valero Energy Corp.	15,478	910,416
Williams Cos., Inc.	15,087	286,955
		18,557,939
PERSONAL PRODUCTS — 0.3%
Estee Lauder Cos., Inc. Class A	10,468	1,975,102
PHARMACEUTICALS — 6.0%
Bristol-Myers Squibb Co.	31,473	1,850,612
Catalent, Inc. (a)	547	40,095
Elanco Animal Health, Inc. (a)	5,213	111,819
Eli Lilly & Co.	24,061	3,950,335
Jazz Pharmaceuticals PLC (a)	743	81,983
Johnson & Johnson	122,461	17,221,691
Merck & Co., Inc.	148,109	11,453,269
Mylan NV (a)	16,604	266,992
Perrigo Co. PLC	2,090	115,514
Pfizer, Inc.	305,853	10,001,393
Zoetis, Inc.	8,320	1,140,173
		46,233,876
PROFESSIONAL SERVICES — 0.2%
CoStar Group, Inc. (a)	103	73,199
Equifax, Inc.	536	92,127
IHS Markit, Ltd.	2,176	164,288
Nielsen Holdings PLC	6,743	100,201
Robert Half International, Inc.	5,901	311,750
TransUnion	898	78,162
Verisk Analytics, Inc.	5,899	1,004,010
		1,823,737
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	6,735	304,557

See accompanying notes to financial statements.
75

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Jones Lang LaSalle, Inc.	1,621	$ 167,708
		472,265
ROAD & RAIL — 0.9%
AMERCO	1,346	406,748
CSX Corp.	6,968	485,948
JB Hunt Transport Services, Inc.	3,389	407,832
Kansas City Southern	989	147,648
Knight-Swift Transportation Holdings, Inc. (b)	2,036	84,922
Norfolk Southern Corp.	2,609	458,062
Old Dominion Freight Line, Inc.	3,494	592,547
Uber Technologies, Inc. (a)	2,784	86,527
Union Pacific Corp.	24,420	4,128,689
		6,798,923
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	1,209	63,605
Analog Devices, Inc.	2,424	297,279
Applied Materials, Inc.	36,540	2,208,843
Broadcom, Inc.	4,614	1,456,225
Intel Corp.	195,382	11,689,705
KLA Corp.	6,064	1,179,327
Lam Research Corp.	6,196	2,004,158
Marvell Technology Group, Ltd.	3,932	137,856
Maxim Integrated Products, Inc.	12,275	743,988
Microchip Technology, Inc.	1,405	147,961
Micron Technology, Inc. (a)	29,156	1,502,117
NVIDIA Corp.	18,848	7,160,544
NXP Semiconductors NV	2,844	324,330
ON Semiconductor Corp. (a)	7,757	153,744
Qorvo, Inc. (a)	940	103,898
QUALCOMM, Inc.	6,664	607,823
Skyworks Solutions, Inc.	6,769	865,484
Teradyne, Inc.	6,749	570,358
Texas Instruments, Inc.	48,909	6,209,976
Xilinx, Inc.	10,009	984,785
		38,412,006
SOFTWARE — 7.0%
Adobe, Inc. (a)	23,422	10,195,831
ANSYS, Inc. (a)	233	67,973
Autodesk, Inc. (a)	56	13,395
Cadence Design Systems, Inc. (a)	9,437	905,574
CDK Global, Inc.	6,424	266,082
Citrix Systems, Inc.	27,057	4,002,001
Fair Isaac Corp. (a)	1,098	459,008
Fortinet, Inc. (a)	314	43,103
Guidewire Software, Inc. (a)	196	21,727
Intuit, Inc.	13,125	3,887,494
Microsoft Corp.	108,881	22,158,372
NortonLifeLock, Inc.	12,414	246,170
Oracle Corp.	133,500	7,378,545
Palo Alto Networks, Inc. (a)	2,061	473,350
Paycom Software, Inc. (a)	1,861	576,407
PTC, Inc. (a)	70	5,445
Security Description	Shares	Value
salesforce.com, Inc. (a)	2,264	$ 424,115
ServiceNow, Inc. (a)	194	78,582
Splunk, Inc. (a)	65	12,915
SS&C Technologies Holdings, Inc.	1,409	79,580
Synopsys, Inc. (a)	562	109,590
Tyler Technologies, Inc. (a)	6,907	2,395,900
VMware, Inc. Class A (a)	267	41,348
Workday, Inc. Class A (a)	55	10,305
		53,852,812
SPECIALTY RETAIL — 2.1%
Advance Auto Parts, Inc.	1,847	263,105
AutoZone, Inc. (a)	1,305	1,472,197
Best Buy Co., Inc.	13,105	1,143,673
Burlington Stores, Inc. (a)	1,613	317,648
CarMax, Inc. (a)	2,564	229,606
Home Depot, Inc.	14,970	3,750,135
Lowe's Cos., Inc.	6,257	845,446
O'Reilly Automotive, Inc. (a)	2,436	1,027,188
Ross Stores, Inc.	22,923	1,953,957
Tiffany & Co.	1,644	200,469
TJX Cos., Inc.	80,034	4,046,519
Tractor Supply Co.	4,211	554,968
Ulta Beauty, Inc. (a)	2,308	469,493
		16,274,404
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.4%
Apple, Inc.	63,361	23,114,093
Dell Technologies, Inc. Class C (a)	6,246	343,155
Hewlett Packard Enterprise Co.	47,248	459,723
HP, Inc.	34,709	604,978
NetApp, Inc.	11,247	499,029
Seagate Technology PLC	12,065	584,067
Western Digital Corp.	7,230	319,204
		25,924,249
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Lululemon Athletica, Inc. (a)	4,729	1,475,495
NIKE, Inc. Class B	66,971	6,566,507
Ralph Lauren Corp.	2,531	183,548
VF Corp.	14,296	871,198
		9,096,748
TOBACCO — 0.4%
Altria Group, Inc.	41,466	1,627,541
Philip Morris International, Inc.	18,241	1,277,964
		2,905,505
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	23,188	993,374
HD Supply Holdings, Inc. (a)	2,173	75,294
United Rentals, Inc. (a)	1,622	241,743
W.W. Grainger, Inc.	2,047	643,086
		1,953,497

See accompanying notes to financial statements.
76

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,425	$ 312,000
Essential Utilities, Inc.	1,648	69,612
		381,612
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
T-Mobile US, Inc. (a)	40,798	4,249,112
TOTAL COMMON STOCKS (Cost $765,279,491)		770,559,837
RIGHTS — 0.0% (d)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
T-Mobile US, Inc. (expiring 07/27/20) (a)	40,798	6,854
TOTAL RIGHTS (Cost $15,095)		6,854
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	684,342	684,616
State Street Navigator Securities Lending Portfolio II (c) (g)	1,404,448	1,404,448
TOTAL SHORT-TERM INVESTMENTS (Cost $2,089,028)		2,089,064
TOTAL INVESTMENTS — 100.1% (Cost $767,383,614)		772,655,755
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(699,904)
NET ASSETS — 100.0%		$ 771,955,851

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$770,559,837	$—	$—	$770,559,837
Rights	6,854	—	—	6,854
Short-Term Investments	2,089,064	—	—	2,089,064
TOTAL INVESTMENTS	$772,655,755	$—	$—	$772,655,755
See accompanying notes to financial statements.
77

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	3,636	$203,834	$ 457,068	$ 161,612	$15,602	$24,330	8,485	$ 539,222	$13,190
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	28,477,057	27,791,668	(809)	36	684,342	684,616	8,748
State Street Institutional U.S. Government Money Market Fund, Class G Shares	588,319	588,319	1,948,762	2,537,081	—	—	—	—	1,280
State Street Navigator Securities Lending Portfolio II	—	—	19,754,781	18,350,333	—	—	1,404,448	1,404,448	8,106
State Street Navigator Securities Lending Portfolio III	7,963	7,963	4,282,136	4,290,099	—	—	—	—	724
Total		$800,116	$54,919,804	$53,130,793	$14,793	$24,366		$2,628,286	$32,048
See accompanying notes to financial statements.
78

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 6.8%
Tesla, Inc. (a)	25,489	$ 27,523,277
COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	201,815	9,412,651
ENTERTAINMENT — 6.4%
Activision Blizzard, Inc.	155,848	11,828,863
Netflix, Inc. (a)	30,551	13,901,927
		25,730,790
INTERACTIVE MEDIA & SERVICES — 7.3%
Alphabet, Inc. Class A (a)	6,783	9,618,633
Baidu, Inc. ADR (a)	76,710	9,196,762
Facebook, Inc. Class A (a)	47,051	10,683,871
		29,499,266
INTERNET & DIRECT MARKETING RETAIL — 11.8%
Alibaba Group Holding, Ltd. ADR (a)	44,601	9,620,436
Amazon.com, Inc. (a)	5,191	14,321,035
Booking Holdings, Inc. (a)	4,618	7,353,426
JD.com, Inc. ADR (a)	268,830	16,178,189
		47,473,086
IT SERVICES — 7.6%
International Business Machines Corp.	68,093	8,223,592
Shopify, Inc. Class A (a)	23,665	22,462,818
		30,686,410
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 32.7%
Advanced Micro Devices, Inc. (a)	222,109	11,685,154
Analog Devices, Inc.	76,822	9,421,450
Applied Materials, Inc.	152,644	9,227,330
ASML Holding NV	31,545	11,609,506
Broadcom, Inc.	28,970	9,143,222
Intel Corp.	158,208	9,465,585
Lam Research Corp.	32,398	10,479,457
Micron Technology, Inc. (a)	178,502	9,196,423
NVIDIA Corp.	40,782	15,493,490
NXP Semiconductors NV	73,715	8,406,458
QUALCOMM, Inc.	104,110	9,495,873
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	156,904	8,907,440
Security Description	Shares	Value
Texas Instruments, Inc.	72,135	$ 9,158,981
		131,690,369
SOFTWARE — 22.0%
Adobe, Inc. (a)	28,716	12,500,362
Intuit, Inc.	35,144	10,409,301
Microsoft Corp.	59,079	12,023,167
Oracle Corp.	167,692	9,268,337
salesforce.com, Inc. (a)	56,746	10,630,228
ServiceNow, Inc. (a)	33,414	13,534,675
VMware, Inc. Class A (a) (b)	60,381	9,350,602
Workday, Inc. Class A (a)	57,280	10,731,981
		88,448,653
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	33,181	12,104,429
TOTAL COMMON STOCKS (Cost $290,707,113)		402,568,931
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d) (Cost $350,848)	350,772	350,913
TOTAL INVESTMENTS — 100.0% (Cost $291,057,961)		402,919,844
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		32,807
NET ASSETS — 100.0%		$ 402,952,651
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$402,568,931	$—	$—	$402,568,931
Short-Term Investment	350,913	—	—	350,913
TOTAL INVESTMENTS	$402,919,844	$—	$—	$402,919,844
See accompanying notes to financial statements.
79

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,155,914	$ 3,804,324	$(742)	$65	350,772	$350,913	$ 6,329
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,137	161,137	715,352	876,489	—	—	—	—	1,387
State Street Navigator Securities Lending Portfolio II	—	—	9,741,086	9,741,086	—	—	—	—	503
State Street Navigator Securities Lending Portfolio III	1,545,635	1,545,635	11,965,132	13,510,767	—	—	—	—	4,421
Total		$1,706,772	$26,577,484	$27,932,666	$(742)	$65		$350,913	$12,640
See accompanying notes to financial statements.
80

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.8%
Boeing Co.	12,124	$ 2,222,329
General Dynamics Corp.	5,255	785,412
Howmet Aerospace, Inc.	8,682	137,610
Huntington Ingalls Industries, Inc.	893	155,820
L3Harris Technologies, Inc.	4,885	828,838
Lockheed Martin Corp.	5,584	2,037,713
Northrop Grumman Corp.	3,508	1,078,499
Raytheon Technologies Corp.	33,267	2,049,913
Textron, Inc.	5,244	172,580
TransDigm Group, Inc.	1,140	503,937
		9,972,651
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	3,059	241,844
Expeditors International of Washington, Inc.	3,764	286,215
FedEx Corp.	5,435	762,096
United Parcel Service, Inc. Class B	15,923	1,770,319
		3,060,474
AIRLINES — 0.2%
Alaska Air Group, Inc.	2,864	103,849
American Airlines Group, Inc.	11,227	146,737
Delta Air Lines, Inc.	12,838	360,106
Southwest Airlines Co.	12,109	413,885
United Airlines Holdings, Inc. (a)	5,754	199,146
		1,223,723
AUTO COMPONENTS — 0.1%
Aptiv PLC	6,063	472,429
BorgWarner, Inc.	4,721	166,651
		639,080
AUTOMOBILES — 0.2%
Ford Motor Co.	88,349	537,162
General Motors Co.	28,482	720,595
		1,257,757
BANKS — 3.7%
Bank of America Corp.	176,600	4,194,250
Citigroup, Inc.	47,083	2,405,941
Citizens Financial Group, Inc.	9,649	243,541
Comerica, Inc.	3,143	119,748
Fifth Third Bancorp	16,103	310,466
First Republic Bank	3,808	403,610
Huntington Bancshares, Inc.	22,940	207,263
JPMorgan Chase & Co.	68,917	6,482,333
KeyCorp	22,063	268,727
M&T Bank Corp.	2,902	301,721
People's United Financial, Inc.	9,605	111,130
PNC Financial Services Group, Inc.	9,596	1,009,595
Regions Financial Corp.	21,854	243,016
SVB Financial Group (a)	1,167	251,524
Truist Financial Corp.	30,476	1,144,374
US Bancorp	31,004	1,141,567
Wells Fargo & Co.	84,388	2,160,333
Security Description	Shares	Value
Zions Bancorp NA	3,706	$ 126,004
		21,125,143
BEVERAGES — 1.7%
Brown-Forman Corp. Class B	4,146	263,934
Coca-Cola Co.	87,427	3,906,239
Constellation Brands, Inc. Class A	3,798	664,460
Molson Coors Beverage Co. Class B	4,344	149,260
Monster Beverage Corp. (a)	8,454	586,031
PepsiCo, Inc.	31,381	4,150,451
		9,720,375
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	39,862	3,913,651
Alexion Pharmaceuticals, Inc. (a)	4,996	560,751
Amgen, Inc.	13,305	3,138,117
Biogen, Inc. (a)	3,691	987,527
Gilead Sciences, Inc.	28,361	2,182,095
Incyte Corp. (a)	4,083	424,510
Regeneron Pharmaceuticals, Inc. (a)	2,281	1,422,546
Vertex Pharmaceuticals, Inc. (a)	5,865	1,702,668
		14,331,865
BUILDING PRODUCTS — 0.4%
A.O. Smith Corp.	3,107	146,402
Allegion PLC	2,087	213,333
Carrier Global Corp.	18,416	409,203
Fortune Brands Home & Security, Inc.	3,132	200,229
Johnson Controls International PLC	16,826	574,440
Masco Corp.	5,965	299,503
Trane Technologies PLC	5,429	483,072
		2,326,182
CAPITAL MARKETS — 2.8%
Ameriprise Financial, Inc.	2,771	415,761
Bank of New York Mellon Corp.	18,226	704,435
BlackRock, Inc.	3,491	1,899,418
Cboe Global Markets, Inc.	2,480	231,334
Charles Schwab Corp.	25,916	874,406
CME Group, Inc.	8,111	1,318,362
E*TRADE Financial Corp.	5,001	248,700
Franklin Resources, Inc.	6,271	131,503
Goldman Sachs Group, Inc.	6,998	1,382,945
Intercontinental Exchange, Inc.	12,378	1,133,825
Invesco, Ltd.	8,677	93,365
MarketAxess Holdings, Inc.	857	429,288
Moody's Corp.	3,648	1,002,215
Morgan Stanley	27,087	1,308,302
MSCI, Inc.	1,925	642,603
Nasdaq, Inc.	2,600	310,622
Northern Trust Corp.	4,718	374,326
Raymond James Financial, Inc.	2,760	189,971
S&P Global, Inc.	5,447	1,794,678
State Street Corp. (b)	7,962	505,985
T Rowe Price Group, Inc.	5,147	635,654
		15,627,698

See accompanying notes to financial statements.
81

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	4,997	$ 1,206,576
Albemarle Corp.	2,366	182,679
Celanese Corp.	2,676	231,046
CF Industries Holdings, Inc.	4,838	136,141
Corteva, Inc. (a)	16,927	453,474
Dow, Inc.	16,756	682,975
DuPont de Nemours, Inc.	16,595	881,692
Eastman Chemical Co.	3,093	215,397
Ecolab, Inc.	5,596	1,113,324
FMC Corp.	2,928	291,687
International Flavors & Fragrances, Inc.	2,415	295,741
Linde PLC	11,878	2,519,443
LyondellBasell Industries NV Class A	5,813	382,030
Mosaic Co.	8,134	101,756
PPG Industries, Inc.	5,335	565,830
Sherwin-Williams Co.	1,825	1,054,576
		10,314,367
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,908	508,215
Copart, Inc. (a)	4,671	388,954
Republic Services, Inc.	4,728	387,932
Rollins, Inc.	3,147	133,401
Waste Management, Inc.	8,782	930,102
		2,348,604
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	1,218	255,817
Cisco Systems, Inc.	95,918	4,473,615
F5 Networks, Inc. (a)	1,393	194,296
Juniper Networks, Inc.	7,494	171,313
Motorola Solutions, Inc.	3,846	538,940
		5,633,981
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	2,943	249,566
Quanta Services, Inc.	3,112	122,084
		371,650
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,408	290,851
Vulcan Materials Co.	3,013	349,056
		639,907
CONSUMER FINANCE — 0.5%
American Express Co.	14,929	1,421,241
Capital One Financial Corp.	10,299	644,615
Discover Financial Services	6,926	346,923
Synchrony Financial	12,144	269,111
		2,681,890
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	35,610	363,578
Avery Dennison Corp.	1,913	218,254
Ball Corp.	7,374	512,419
Security Description	Shares	Value
International Paper Co.	8,890	$ 313,017
Packaging Corp. of America	2,146	214,171
Sealed Air Corp.	3,587	117,833
Westrock Co.	5,864	165,717
		1,904,989
DISTRIBUTORS — 0.1%
Genuine Parts Co.	3,231	280,968
LKQ Corp. (a)	6,874	180,099
		461,067
DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	4,354	62,175
DIVERSIFIED FINANCIAL SERVICES — 1.4%
Berkshire Hathaway, Inc. Class B (a)	43,968	7,848,728
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	161,150	4,871,564
CenturyLink, Inc.	22,402	224,692
Verizon Communications, Inc.	93,591	5,159,672
		10,255,928
ELECTRIC UTILITIES — 1.9%
Alliant Energy Corp.	5,512	263,694
American Electric Power Co., Inc.	11,208	892,605
Duke Energy Corp.	16,619	1,327,692
Edison International	8,551	464,405
Entergy Corp.	4,521	424,115
Evergy, Inc.	5,129	304,098
Eversource Energy	7,523	626,440
Exelon Corp.	22,040	799,832
FirstEnergy Corp.	12,256	475,288
NextEra Energy, Inc.	11,071	2,658,922
NRG Energy, Inc.	5,518	179,666
Pinnacle West Capital Corp.	2,456	180,000
PPL Corp.	17,385	449,228
Southern Co.	23,882	1,238,282
Xcel Energy, Inc.	11,875	742,188
		11,026,455
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	5,216	466,154
Eaton Corp. PLC	9,046	791,344
Emerson Electric Co.	13,512	838,149
Rockwell Automation, Inc.	2,622	558,486
		2,654,133
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	6,692	641,160
CDW Corp.	3,217	373,751
Corning, Inc.	17,166	444,599
FLIR Systems, Inc.	2,959	120,047
IPG Photonics Corp. (a)	794	127,350
Keysight Technologies, Inc. (a)	4,232	426,501
TE Connectivity, Ltd.	7,460	608,363

See accompanying notes to financial statements.
82

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Zebra Technologies Corp. Class A (a)	1,203	$ 307,908
		3,049,679
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	14,805	227,849
Halliburton Co.	19,924	258,614
National Oilwell Varco, Inc.	8,852	108,437
Schlumberger, Ltd.	31,388	577,225
TechnipFMC PLC	9,616	65,773
		1,237,898
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	17,424	1,322,482
Electronic Arts, Inc. (a)	6,530	862,286
Live Nation Entertainment, Inc. (a)	3,212	142,388
Netflix, Inc. (a)	9,945	4,525,373
Take-Two Interactive Software, Inc. (a)	2,575	359,393
Walt Disney Co.	40,853	4,555,518
		11,767,440
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. REIT	2,855	463,224
American Tower Corp. REIT	10,029	2,592,898
Apartment Investment and Management Co. Class A REIT	3,369	126,809
AvalonBay Communities, Inc. REIT	3,182	492,065
Boston Properties, Inc. REIT	3,266	295,181
Crown Castle International Corp. REIT	9,427	1,577,609
Digital Realty Trust, Inc. REIT	6,034	857,492
Duke Realty Corp. REIT	8,238	291,543
Equinix, Inc. REIT	2,004	1,407,409
Equity Residential REIT	7,913	465,443
Essex Property Trust, Inc. REIT	1,480	339,172
Extra Space Storage, Inc. REIT	2,929	270,552
Federal Realty Investment Trust REIT	1,562	133,098
Healthpeak Properties, Inc. REIT	12,172	335,460
Host Hotels & Resorts, Inc. REIT	15,942	172,014
Iron Mountain, Inc. REIT (d)	6,512	169,963
Kimco Realty Corp. REIT	9,780	125,575
Mid-America Apartment Communities, Inc. REIT	2,594	297,454
Prologis, Inc. REIT	16,707	1,559,264
Public Storage REIT	3,417	655,688
Realty Income Corp. REIT	7,765	462,018
Regency Centers Corp. REIT	3,797	174,244
SBA Communications Corp. REIT	2,523	751,652
Simon Property Group, Inc. REIT	6,914	472,779
SL Green Realty Corp. REIT	1,729	85,222
UDR, Inc. REIT	6,681	249,736
Ventas, Inc. REIT	8,403	307,718
Vornado Realty Trust REIT	3,649	139,428
Welltower, Inc. REIT	9,331	482,879
Weyerhaeuser Co. REIT	16,879	379,102
		16,132,691
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	9,984	$ 3,027,249
Kroger Co.	17,782	601,921
Sysco Corp.	11,479	627,442
Walmart, Inc.	32,025	3,835,954
Walgreens Boots Alliance, Inc.	16,664	706,387
		8,798,953
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	12,564	501,304
Campbell Soup Co.	3,815	189,338
Conagra Brands, Inc.	11,017	387,468
General Mills, Inc.	13,707	845,037
Hershey Co.	3,331	431,764
Hormel Foods Corp.	6,413	309,556
J.M. Smucker Co.	2,569	271,826
Kellogg Co.	5,660	373,900
Kraft Heinz Co.	14,191	452,551
Lamb Weston Holdings, Inc.	3,265	208,731
McCormick & Co., Inc.	2,798	501,989
Mondelez International, Inc. Class A	32,288	1,650,885
Tyson Foods, Inc. Class A	6,657	397,489
		6,521,838
GAS UTILITIES — 0.1%
Atmos Energy Corp.	2,788	277,629
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	40,008	3,657,931
ABIOMED, Inc. (a)	1,015	245,183
Align Technology, Inc. (a)	1,620	444,593
Baxter International, Inc.	11,511	991,097
Becton Dickinson and Co.	6,669	1,595,692
Boston Scientific Corp. (a)	32,245	1,132,122
Cooper Cos., Inc.	1,109	314,557
Danaher Corp.	14,231	2,516,468
DENTSPLY SIRONA, Inc.	4,957	218,405
DexCom, Inc. (a)	2,089	846,881
Edwards Lifesciences Corp. (a)	14,016	968,646
Hologic, Inc. (a)	5,841	332,937
IDEXX Laboratories, Inc. (a)	1,923	634,898
Intuitive Surgical, Inc. (a)	2,640	1,504,351
Medtronic PLC	30,333	2,781,536
ResMed, Inc.	3,282	630,144
STERIS PLC	1,923	295,065
Stryker Corp.	7,292	1,313,945
Teleflex, Inc.	1,051	382,543
Varian Medical Systems, Inc. (a)	2,055	251,779
Zimmer Biomet Holdings, Inc.	4,676	558,127
		21,616,900
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	3,361	338,688
Anthem, Inc.	5,704	1,500,038
Cardinal Health, Inc.	6,605	344,715
Centene Corp. (a)	13,100	832,505

See accompanying notes to financial statements.
83

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Cigna Corp.	8,344	$ 1,565,752
CVS Health Corp.	29,564	1,920,773
DaVita, Inc. (a)	1,930	152,740
HCA Healthcare, Inc.	5,956	578,089
Henry Schein, Inc. (a)	3,227	188,425
Humana, Inc.	2,990	1,159,372
Laboratory Corp. of America Holdings (a)	2,199	365,276
McKesson Corp.	3,661	561,671
Quest Diagnostics, Inc.	3,048	347,350
UnitedHealth Group, Inc.	21,451	6,326,972
Universal Health Services, Inc. Class B	1,755	163,022
		16,345,388
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	6,920	474,366
HOTELS, RESTAURANTS & LEISURE — 1.6%
Carnival Corp. (d)	10,663	175,087
Chipotle Mexican Grill, Inc. (a)	581	611,421
Darden Restaurants, Inc.	2,938	222,612
Domino's Pizza, Inc.	884	326,585
Hilton Worldwide Holdings, Inc.	6,269	460,458
Las Vegas Sands Corp.	7,631	347,516
Marriott International, Inc. Class A	6,086	521,753
McDonald's Corp.	16,819	3,102,601
MGM Resorts International	11,155	187,404
Norwegian Cruise Line Holdings, Ltd. (a)	5,745	94,390
Royal Caribbean Cruises, Ltd.	3,881	195,214
Starbucks Corp.	26,422	1,944,395
Wynn Resorts, Ltd.	2,205	164,251
Yum! Brands, Inc.	6,807	591,596
		8,945,283
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	7,482	414,877
Garmin, Ltd.	3,206	312,585
Leggett & Platt, Inc.	3,068	107,840
Lennar Corp. Class A	6,253	385,310
Mohawk Industries, Inc. (a)	1,346	136,969
Newell Brands, Inc.	8,635	137,124
NVR, Inc. (a)	77	250,924
PulteGroup, Inc.	5,703	194,073
Whirlpool Corp. (d)	1,407	182,248
		2,121,950
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	5,559	429,710
Clorox Co.	2,830	620,817
Colgate-Palmolive Co.	19,372	1,419,193
Kimberly-Clark Corp.	7,700	1,088,395
Procter & Gamble Co.	55,991	6,694,844
		10,252,959
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (c)
AES Corp.	14,940	216,481
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	13,012	$ 2,029,742
General Electric Co.	197,841	1,351,254
Honeywell International, Inc.	15,872	2,294,932
Roper Technologies, Inc.	2,360	916,294
		6,592,222
INSURANCE — 2.0%
Aflac, Inc.	16,229	584,731
Allstate Corp.	7,107	689,308
American International Group, Inc.	19,479	607,355
Aon PLC Class A	5,226	1,006,528
Arthur J Gallagher & Co.	4,315	420,669
Assurant, Inc.	1,350	139,442
Chubb, Ltd.	10,210	1,292,790
Cincinnati Financial Corp.	3,415	218,662
Everest Re Group, Ltd.	903	186,199
Globe Life, Inc.	2,215	164,419
Hartford Financial Services Group, Inc.	8,099	312,216
Lincoln National Corp.	4,371	160,809
Loews Corp.	5,472	187,635
Marsh & McLennan Cos., Inc.	11,542	1,239,265
MetLife, Inc.	17,451	637,311
Principal Financial Group, Inc.	5,762	239,353
Progressive Corp.	13,239	1,060,576
Prudential Financial, Inc.	8,934	544,081
Travelers Cos., Inc.	5,720	652,366
Unum Group	4,678	77,608
Willis Towers Watson PLC	2,912	573,518
WR Berkley Corp.	3,192	182,870
		11,177,711
INTERACTIVE MEDIA & SERVICES — 5.6%
Alphabet, Inc. Class A (a)	6,786	9,622,887
Alphabet, Inc. Class C (a)	6,615	9,351,030
Facebook, Inc. Class A (a)	54,384	12,348,975
Twitter, Inc. (a)	17,723	527,968
		31,850,860
INTERNET & DIRECT MARKETING RETAIL — 5.0%
Amazon.com, Inc. (a)	9,477	26,145,337
Booking Holdings, Inc. (a)	925	1,472,914
eBay, Inc.	14,939	783,551
Expedia Group, Inc.	3,063	251,779
		28,653,581
IT SERVICES — 5.9%
Accenture PLC Class A	14,406	3,093,256
Akamai Technologies, Inc. (a)	3,671	393,127
Automatic Data Processing, Inc.	9,720	1,447,211
Broadridge Financial Solutions, Inc.	2,599	327,968
Cognizant Technology Solutions Corp. Class A	12,224	694,568
DXC Technology Co.	5,741	94,726
Fidelity National Information Services, Inc.	13,975	1,873,908

See accompanying notes to financial statements.
84

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Fiserv, Inc. (a)	12,719	$ 1,241,629
FleetCor Technologies, Inc. (a)	1,898	477,404
Gartner, Inc. (a)	2,018	244,844
Global Payments, Inc.	6,764	1,147,310
International Business Machines Corp.	20,082	2,425,303
Jack Henry & Associates, Inc.	1,738	319,844
Leidos Holdings, Inc.	3,020	282,883
Mastercard, Inc. Class A	19,990	5,911,043
Paychex, Inc.	7,222	547,066
PayPal Holdings, Inc. (a)	26,558	4,627,200
VeriSign, Inc. (a)	2,299	475,502
Visa, Inc. Class A	38,156	7,370,595
Western Union Co.	9,296	200,980
		33,196,367
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Hasbro, Inc.	2,883	216,081
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	6,982	616,999
Illumina, Inc. (a)	3,322	1,230,303
IQVIA Holdings, Inc. (a)	4,015	569,648
Mettler-Toledo International, Inc. (a)	542	436,608
PerkinElmer, Inc.	2,466	241,890
Thermo Fisher Scientific, Inc.	8,933	3,236,783
Waters Corp. (a)	1,415	255,266
		6,587,497
MACHINERY — 1.5%
Caterpillar, Inc.	12,244	1,548,866
Cummins, Inc.	3,334	577,649
Deere & Co.	7,078	1,112,308
Dover Corp.	3,254	314,206
Flowserve Corp.	3,021	86,159
Fortive Corp.	6,711	454,066
IDEX Corp.	1,704	269,300
Illinois Tool Works, Inc.	6,504	1,137,224
Ingersoll Rand, Inc. (a)	7,823	219,983
Otis Worldwide Corp.	9,205	523,396
PACCAR, Inc.	7,822	585,477
Parker-Hannifin Corp.	2,904	532,216
Pentair PLC	3,748	142,387
Snap-on, Inc.	1,231	170,506
Stanley Black & Decker, Inc.	3,488	486,157
Westinghouse Air Brake Technologies Corp.	4,091	235,519
Xylem, Inc.	4,067	264,192
		8,659,611
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	3,411	1,739,746
Comcast Corp. Class A	103,018	4,015,641
Discovery, Inc. Class A (a) (d)	3,719	78,471
Discovery, Inc. Class C (a)	7,157	137,844
DISH Network Corp. Class A (a)	5,729	197,708
Fox Corp. Class A	7,748	207,801
Security Description	Shares	Value
Fox Corp. Class B	3,714	$ 99,684
Interpublic Group of Cos., Inc.	8,873	152,261
News Corp. Class A	8,987	106,586
News Corp. Class B	2,845	33,998
Omnicom Group, Inc.	4,849	264,755
ViacomCBS, Inc. Class B (d)	12,224	285,064
		7,319,559
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	32,953	381,266
Newmont Corp.	18,150	1,120,581
Nucor Corp.	6,868	284,404
		1,786,251
MULTI-UTILITIES — 1.0%
Ameren Corp.	5,586	393,031
CenterPoint Energy, Inc.	12,322	230,052
CMS Energy Corp.	6,475	378,270
Consolidated Edison, Inc.	7,556	543,503
Dominion Energy, Inc.	18,873	1,532,110
DTE Energy Co.	4,357	468,377
NiSource, Inc.	8,377	190,493
Public Service Enterprise Group, Inc.	11,434	562,095
Sempra Energy	6,537	766,333
WEC Energy Group, Inc.	7,136	625,470
		5,689,734
MULTILINE RETAIL — 0.5%
Dollar General Corp.	5,695	1,084,955
Dollar Tree, Inc. (a)	5,364	497,136
Kohl's Corp.	3,681	76,454
Target Corp.	11,308	1,356,168
		3,014,713
OIL, GAS & CONSUMABLE FUELS — 0.6%
HollyFrontier Corp.	3,371	98,433
Kinder Morgan, Inc.	43,987	667,283
Marathon Petroleum Corp.	14,708	549,785
ONEOK, Inc.	9,950	330,539
Phillips 66	9,875	710,013
Valero Energy Corp.	9,219	542,262
Williams Cos., Inc.	27,620	525,332
		3,423,647
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	6,939	31,017
Estee Lauder Cos., Inc. Class A	5,100	962,268
		993,285
PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	51,177	3,009,208
Eli Lilly & Co.	19,050	3,127,629
Johnson & Johnson	59,587	8,379,720
Merck & Co., Inc.	57,090	4,414,770
Mylan NV (a)	11,678	187,782
Perrigo Co. PLC	3,050	168,573
Pfizer, Inc.	125,636	4,108,297

See accompanying notes to financial statements.
85

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Zoetis, Inc.	10,740	$ 1,471,810
		24,867,789
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	2,747	472,154
IHS Markit, Ltd.	9,022	681,161
Nielsen Holdings PLC	8,145	121,035
Robert Half International, Inc.	2,590	136,830
Verisk Analytics, Inc.	3,670	624,634
		2,035,814
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	7,580	342,768
ROAD & RAIL — 1.0%
CSX Corp.	17,311	1,207,269
JB Hunt Transport Services, Inc.	1,910	229,849
Kansas City Southern	2,150	320,974
Norfolk Southern Corp.	5,795	1,017,428
Old Dominion Freight Line, Inc.	2,135	362,075
Union Pacific Corp.	15,349	2,595,055
		5,732,650
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Micro Devices, Inc. (a)	26,491	1,393,692
Analog Devices, Inc.	8,332	1,021,836
Applied Materials, Inc.	20,729	1,253,068
Broadcom, Inc.	9,041	2,853,430
Intel Corp.	95,763	5,729,500
KLA Corp.	3,508	682,236
Lam Research Corp.	3,281	1,061,272
Maxim Integrated Products, Inc.	6,030	365,478
Microchip Technology, Inc.	5,460	574,993
Micron Technology, Inc. (a)	25,156	1,296,037
NVIDIA Corp.	13,914	5,286,068
Qorvo, Inc. (a)	2,593	286,604
QUALCOMM, Inc.	25,442	2,320,565
Skyworks Solutions, Inc.	3,773	482,416
Texas Instruments, Inc.	20,758	2,635,643
Xilinx, Inc.	5,520	543,113
		27,785,951
SOFTWARE — 9.5%
Adobe, Inc. (a)	10,899	4,744,444
ANSYS, Inc. (a)	1,945	567,415
Autodesk, Inc. (a)	4,959	1,186,143
Cadence Design Systems, Inc. (a)	6,317	606,179
Citrix Systems, Inc.	2,647	391,518
Fortinet, Inc. (a)	3,034	416,477
Intuit, Inc.	5,898	1,746,928
Microsoft Corp.	171,519	34,905,832
NortonLifeLock, Inc.	12,259	243,096
Oracle Corp.	47,073	2,601,725
Paycom Software, Inc. (a)	1,089	337,296
salesforce.com, Inc. (a)	20,376	3,817,036
ServiceNow, Inc. (a)	4,314	1,747,429
Security Description	Shares	Value
Synopsys, Inc. (a)	3,413	$ 665,535
		53,977,053
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	1,562	222,507
AutoZone, Inc. (a)	530	597,904
Best Buy Co., Inc.	5,142	448,742
CarMax, Inc. (a)	3,681	329,634
Gap, Inc.	4,983	62,885
Home Depot, Inc.	24,327	6,094,157
L Brands, Inc.	5,277	78,997
Lowe's Cos., Inc.	17,076	2,307,309
O'Reilly Automotive, Inc. (a)	1,678	707,562
Ross Stores, Inc.	8,039	685,244
Tiffany & Co.	2,466	300,704
TJX Cos., Inc.	27,096	1,369,974
Tractor Supply Co.	2,618	345,026
Ulta Beauty, Inc. (a)	1,275	259,361
		13,810,006
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	92,150	33,616,320
Hewlett Packard Enterprise Co.	29,057	282,725
HP, Inc.	32,344	563,756
NetApp, Inc.	5,004	222,027
Seagate Technology PLC	5,108	247,278
Western Digital Corp.	6,778	299,249
Xerox Holdings Corp.	4,144	63,362
		35,294,717
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc.	7,874	88,898
NIKE, Inc. Class B	28,047	2,750,008
PVH Corp.	1,633	78,466
Ralph Lauren Corp.	1,078	78,177
Tapestry, Inc.	6,433	85,430
Under Armour, Inc. Class A (a)	4,382	42,681
Under Armour, Inc. Class C (a)	4,541	40,142
VF Corp.	7,213	439,560
		3,603,362
TOBACCO — 0.7%
Altria Group, Inc.	42,034	1,649,834
Philip Morris International, Inc.	35,216	2,467,233
		4,117,067
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	12,954	554,950
United Rentals, Inc. (a)	1,629	242,786
W.W. Grainger, Inc.	988	310,390
		1,108,126
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	4,097	527,120

See accompanying notes to financial statements.
86

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (a)	12,867	$ 1,340,098
TOTAL COMMON STOCKS (Cost $493,855,274)		566,951,917
RIGHTS — 0.0% (c)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (c)
T-Mobile US, Inc. (expiring 07/27/20) (a)	8,606	1,446
TOTAL RIGHTS (Cost $3,184)		1,446
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	262,746	262,851
State Street Navigator Securities Lending Portfolio II (b) (g)	680,077	680,077
TOTAL SHORT-TERM INVESTMENTS (Cost $942,919)		942,928
TOTAL INVESTMENTS — 100.1% (Cost $494,801,377)		567,896,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(316,922)
NET ASSETS — 100.0%		$ 567,579,369

(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	All or a portion of the shares of the security are on loan at June 30, 2020.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$566,951,917	$—	$—	$566,951,917
Rights	1,446	—	—	1,446
Short-Term Investments	942,928	—	—	942,928
TOTAL INVESTMENTS	$567,896,291	$—	$—	$567,896,291
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	5,689	$318,925	$ 225,294	$ 68,117	$(14,250)	$44,133	7,962	$ 505,985	$14,506
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	14,716,063	14,452,690	(531)	9	262,746	262,851	4,850
State Street Institutional U.S. Government Money Market Fund, Class G Shares	555,441	555,441	1,136,437	1,691,878	—	—	—	—	1,273
State Street Navigator Securities Lending Portfolio II	—	—	12,237,852	11,557,775	—	—	680,077	680,077	6,111
State Street Navigator Securities Lending Portfolio III	—	—	1,281,439	1,281,439	—	—	—	—	131
Total		$874,366	$29,597,085	$29,051,899	$(14,781)	$44,142		$1,448,913	$26,871
See accompanying notes to financial statements.
87

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 47.4%
Affiliated Managers Group, Inc.	5,732	$ 427,378
Ameriprise Financial, Inc.	2,846	427,014
Apollo Global Management, Inc.	8,516	425,119
Ares Management Corp. Class A	10,900	432,730
Artisan Partners Asset Management, Inc. Class A	13,993	454,772
Bank of New York Mellon Corp.	10,854	419,507
BlackRock, Inc.	796	433,096
Blackstone Group, Inc. Class A	7,522	426,196
Blucora, Inc. (a)	17,773	202,968
Brightsphere Investment Group, Inc. (a)	20,096	250,396
Cohen & Steers, Inc.	6,090	414,424
Diamond Hill Investment Group, Inc.	930	105,713
Eaton Vance Corp.	10,573	408,118
Federated Hermes, Inc.	17,831	422,595
Focus Financial Partners, Inc. Class A (a)	10,780	356,279
Franklin Resources, Inc.	19,148	401,534
Hamilton Lane, Inc. Class A	6,687	450,503
Invesco, Ltd.	40,533	436,135
Janus Henderson Group PLC	18,470	390,825
KKR & Co., Inc.	14,378	443,993
Legg Mason, Inc.	8,365	416,159
Northern Trust Corp.	4,990	395,907
SEI Investments Co.	7,412	407,512
State Street Corp. (b)	6,641	422,036
T Rowe Price Group, Inc.	3,450	426,075
Virtus Investment Partners, Inc.	2,118	246,302
Waddell & Reed Financial, Inc. Class A (c)	28,322	439,274
WisdomTree Investments, Inc.	45,369	157,430
		10,639,990
FINANCIAL EXCHANGES & DATA — 20.6%
Cboe Global Markets, Inc.	4,177	389,631
CME Group, Inc.	2,400	390,096
FactSet Research Systems, Inc.	1,454	477,595
Intercontinental Exchange, Inc.	4,495	411,742
MarketAxess Holdings, Inc.	847	424,279
Moody's Corp.	1,563	429,403
Morningstar, Inc.	2,901	408,954
MSCI, Inc.	1,306	435,969
Nasdaq, Inc.	3,640	434,871
S&P Global, Inc.	1,323	435,902
Tradeweb Markets, Inc. Class A	6,673	387,968
		4,626,410
INVESTMENT BANKING & BROKERAGE — 31.8%
BGC Partners, Inc. Class A	141,920	388,861
Security Description	Shares	Value
Charles Schwab Corp.	11,413	$ 385,075
Cowen, Inc. Class A	12,271	198,913
E*TRADE Financial Corp.	8,751	435,187
Evercore, Inc. Class A	7,147	421,101
Goldman Sachs Group, Inc.	2,078	410,654
Houlihan Lokey, Inc.	7,287	405,449
Interactive Brokers Group, Inc. Class A	10,044	419,538
Lazard, Ltd. Class A	14,630	418,857
LPL Financial Holdings, Inc.	5,240	410,816
Moelis & Co. Class A	12,045	375,322
Morgan Stanley	9,058	437,501
Piper Sandler Cos.	4,105	242,852
PJT Partners, Inc. Class A	7,830	401,992
Raymond James Financial, Inc.	5,828	401,141
Stifel Financial Corp.	8,668	411,123
StoneX Group, Inc. (a)	3,016	165,880
TD Ameritrade Holding Corp.	10,623	386,465
Virtu Financial, Inc. Class A	17,801	420,104
		7,136,831
TOTAL COMMON STOCKS (Cost $26,024,853)		22,403,231
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	46,213	46,232
State Street Navigator Securities Lending Portfolio II (b) (f)	335,668	335,668
TOTAL SHORT-TERM INVESTMENTS (Cost $381,883)		381,900
TOTAL INVESTMENTS — 101.5% (Cost $26,406,736)		22,785,131
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(326,085)
NET ASSETS — 100.0%		$ 22,459,046
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
88

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,403,231	$—	$—	$22,403,231
Short-Term Investments	381,900	—	—	381,900
TOTAL INVESTMENTS	$22,785,131	$—	$—	$22,785,131
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	14,146	$793,025	$ 118,618	$ 607,187	$(161,429)	$279,009	6,641	$422,036	$18,923
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,563,146	1,516,890	(41)	17	46,213	46,232	992
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,001	47,001	44,070	91,071	—	—	—	—	186
State Street Navigator Securities Lending Portfolio II	—	—	4,739,341	4,403,673	—	—	335,668	335,668	952
State Street Navigator Securities Lending Portfolio III	—	—	1,235,015	1,235,015	—	—	—	—	201
Total		$840,026	$7,700,190	$7,853,836	$(161,470)	$279,026		$803,936	$21,254
See accompanying notes to financial statements.
89

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE EQUIPMENT — 71.2%
Abbott Laboratories	80,590	$ 7,368,344
ABIOMED, Inc. (a)	29,867	7,214,673
AngioDynamics, Inc. (a)	273,281	2,779,268
AtriCure, Inc. (a)	161,864	7,275,787
AxoGen, Inc. (a) (b)	498,890	4,609,744
Axonics Modulation Technologies, Inc. (a) (b)	199,399	7,000,899
Baxter International, Inc.	85,438	7,356,212
Becton Dickinson and Co.	31,071	7,434,358
Boston Scientific Corp. (a)	202,949	7,125,539
Cantel Medical Corp. (b)	173,896	7,691,420
Cardiovascular Systems, Inc. (a)	219,602	6,928,443
CONMED Corp.	101,921	7,337,293
CryoLife, Inc. (a)	235,882	4,521,858
CryoPort, Inc. (a) (b)	290,881	8,799,150
Danaher Corp.	42,608	7,534,373
DexCom, Inc. (a)	19,493	7,902,462
Edwards Lifesciences Corp. (a)	105,533	7,293,386
Envista Holdings Corp. (a)	367,158	7,743,362
GenMark Diagnostics, Inc. (a)	696,295	10,242,499
Glaukos Corp. (a) (b)	186,816	7,177,471
Globus Medical, Inc. Class A (a)	150,026	7,157,740
Heska Corp. (a) (b)	52,574	4,898,320
Hill-Rom Holdings, Inc.	75,403	8,277,741
Hologic, Inc. (a)	143,926	8,203,782
IDEXX Laboratories, Inc. (a)	23,839	7,870,684
Inogen, Inc. (a) (b)	219,724	7,804,596
Insulet Corp. (a)	39,975	7,765,543
Integer Holdings Corp. (a)	98,710	7,210,766
Integra LifeSciences Holdings Corp. (a)	148,350	6,970,967
Intuitive Surgical, Inc. (a)	12,928	7,366,762
iRhythm Technologies, Inc. (a) (b)	64,940	7,525,897
LeMaitre Vascular, Inc.	143,772	3,795,581
LivaNova PLC (a)	151,786	7,305,460
Masimo Corp. (a)	33,207	7,570,864
Medtronic PLC	76,969	7,058,057
Mesa Laboratories, Inc. (b)	31,875	6,910,500
Natus Medical, Inc. (a)	326,257	7,118,928
Nevro Corp. (a)	60,300	7,204,041
NuVasive, Inc. (a)	123,694	6,884,808
Orthofix Medical, Inc. (a)	144,684	4,629,888
Penumbra, Inc. (a) (b)	43,043	7,696,949
ResMed, Inc.	44,915	8,623,680
STERIS PLC	47,257	7,251,114
Stryker Corp.	38,202	6,883,618
Surmodics, Inc. (a)	64,037	2,768,960
Tactile Systems Technology, Inc. (a) (b)	175,970	7,290,437
Tandem Diabetes Care, Inc. (a)	89,145	8,818,223
Teleflex, Inc.	20,493	7,459,042
Varex Imaging Corp. (a)	383,224	5,805,844
Varian Medical Systems, Inc. (a)	62,225	7,623,807
Security Description	Shares	Value
Wright Medical Group NV (a) (b)	242,254	$ 7,199,789
Zimmer Biomet Holdings, Inc.	57,308	6,840,283
		365,129,212
HEALTH CARE SUPPLIES — 28.7%
Align Technology, Inc. (a)	28,713	7,879,996
Antares Pharma, Inc. (a)	1,363,415	3,749,391
Atrion Corp.	6,566	4,182,608
Avanos Medical, Inc. (a)	251,287	7,385,325
Cerus Corp. (a)	1,195,056	7,887,369
Cooper Cos., Inc.	25,030	7,099,509
DENTSPLY SIRONA, Inc.	165,381	7,286,687
Haemonetics Corp. (a)	80,523	7,211,640
ICU Medical, Inc. (a)	40,290	7,425,850
Lantheus Holdings, Inc. (a)	369,210	5,279,703
Meridian Bioscience, Inc. (a)	427,514	9,956,801
Merit Medical Systems, Inc. (a)	171,264	7,818,202
Neogen Corp. (a)	105,235	8,166,236
OraSure Technologies, Inc. (a)	692,498	8,053,752
OrthoPediatrics Corp. (a) (b)	97,570	4,269,663
Quidel Corp. (a)	42,001	9,397,304
Silk Road Medical, Inc. (a) (b)	194,432	8,144,756
SmileDirectClub, Inc. (a) (b)	974,766	7,700,651
STAAR Surgical Co. (a) (b)	168,818	10,389,060
West Pharmaceutical Services, Inc.	35,959	8,168,806
		147,453,309
TOTAL COMMON STOCKS (Cost $534,578,042)		512,582,521
SHORT-TERM INVESTMENTS — 6.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	573,200	573,429
State Street Navigator Securities Lending Portfolio II (e) (f)	31,250,159	31,250,159
TOTAL SHORT-TERM INVESTMENTS (Cost $31,823,553)		31,823,588
TOTAL INVESTMENTS — 106.1% (Cost $566,401,595)		544,406,109
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(31,235,494)
NET ASSETS — 100.0%		$ 513,170,615
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to financial statements.
90

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$512,582,521	$—	$—	$512,582,521
Short-Term Investments	31,823,588	—	—	31,823,588
TOTAL INVESTMENTS	$544,406,109	$—	$—	$544,406,109
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 5,024,702	$ 4,451,264	$(44)	$35	573,200	$ 573,429	$ 1,807
State Street Institutional U.S. Government Money Market Fund, Class G Shares	189,166	189,166	250,344	439,510	—	—	—	—	600
State Street Navigator Securities Lending Portfolio II	—	—	112,318,311	81,068,152	—	—	31,250,159	31,250,159	68,329
State Street Navigator Securities Lending Portfolio III	693,265	693,265	77,353,193	78,046,458	—	—	—	—	16,869
Total		$882,431	$194,946,550	$164,005,384	$(44)	$35		$31,823,588	$87,605
See accompanying notes to financial statements.
91

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 41.4%
Addus HomeCare Corp. (a)	21,237	$ 1,965,697
Amedisys, Inc. (a)	11,383	2,259,981
AMN Healthcare Services, Inc. (a)	41,759	1,889,177
BioTelemetry, Inc. (a)	41,750	1,886,682
Chemed Corp.	4,445	2,005,006
Cigna Corp.	10,182	1,910,652
CorVel Corp. (a)	8,628	611,639
CVS Health Corp.	30,159	1,959,430
DaVita, Inc. (a)	24,725	1,956,736
Guardant Health, Inc. (a) (b)	25,097	2,036,120
Laboratory Corp. of America Holdings (a)	11,535	1,916,079
LHC Group, Inc. (a)	12,440	2,168,541
MEDNAX, Inc. (a)	116,760	1,996,596
Option Care Health, Inc. (a) (b)	36,461	506,079
Premier, Inc. Class A (a)	59,843	2,051,418
Providence Service Corp. (a)	10,646	840,076
Quest Diagnostics, Inc.	17,493	1,993,502
R1 RCM, Inc. (a)	152,705	1,702,661
RadNet, Inc. (a)	71,925	1,141,450
Tivity Health, Inc. (a) (b)	160,960	1,823,677
		34,621,199
HEALTH CARE DISTRIBUTORS — 19.2%
AmerisourceBergen Corp.	20,393	2,055,002
Cardinal Health, Inc.	36,580	1,909,110
Covetrus, Inc. (a)	116,409	2,082,557
Henry Schein, Inc. (a)	34,164	1,994,836
McKesson Corp.	13,050	2,002,131
Owens & Minor, Inc.	265,393	2,022,295
Patterson Cos., Inc. (b)	108,906	2,395,932
PetIQ, Inc. (a) (b)	46,369	1,615,496
		16,077,359
HEALTH CARE FACILITIES — 21.9%
Acadia Healthcare Co., Inc. (a)	73,985	1,858,503
Brookdale Senior Living, Inc. (a)	558,441	1,647,401
Encompass Health Corp.	29,314	1,815,416
Ensign Group, Inc.	46,076	1,928,281
Hanger, Inc. (a)	41,660	689,890
HCA Healthcare, Inc.	19,241	1,867,532
National HealthCare Corp.	10,344	656,223
Select Medical Holdings Corp. (a)	123,152	1,814,029
Tenet Healthcare Corp. (a)	97,911	1,773,168
The Pennant Group, Inc. (a)	17,564	396,946
Security Description	Shares	Value
Universal Health Services, Inc. Class B	20,242	$ 1,880,279
US Physical Therapy, Inc.	24,146	1,956,309
		18,283,977
MANAGED HEALTH CARE — 17.4%
Anthem, Inc.	7,280	1,914,494
Centene Corp. (a)	31,235	1,984,984
HealthEquity, Inc. (a)	33,455	1,962,805
Humana, Inc.	5,109	1,981,015
Magellan Health, Inc. (a)	27,970	2,041,251
Molina Healthcare, Inc. (a)	11,388	2,026,836
Triple-S Management Corp. Class B (a)	35,721	679,413
UnitedHealth Group, Inc.	6,785	2,001,237
		14,592,035
TOTAL COMMON STOCKS (Cost $90,292,680)		83,574,570
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	104,863	104,904
State Street Navigator Securities Lending Portfolio II (e) (f)	1,401,093	1,401,093
TOTAL SHORT-TERM INVESTMENTS (Cost $1,505,931)		1,505,997
TOTAL INVESTMENTS — 101.7% (Cost $91,798,611)		85,080,567
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(1,381,249)
NET ASSETS — 100.0%		$ 83,699,318
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
92

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$83,574,570	$—	$—	$83,574,570
Short-Term Investments	1,505,997	—	—	1,505,997
TOTAL INVESTMENTS	$85,080,567	$—	$—	$85,080,567
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 6,179,013	$ 6,074,169	$ (6)	$66	104,863	$ 104,904	$ 3,525
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,438	286,438	107,745	394,183	—	—	—	—	537
State Street Navigator Securities Lending Portfolio II	—	—	29,764,775	28,363,682	—	—	1,401,093	1,401,093	26,393
State Street Navigator Securities Lending Portfolio III	1,155,133	1,155,133	10,561,909	11,717,042	—	—	—	—	1,251
Total		$1,441,571	$46,613,442	$46,549,076	$ (6)	$66		$1,505,997	$31,706
See accompanying notes to financial statements.
93

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 12.6%
Aon PLC Class A	63,935	$ 12,313,881
Arthur J Gallagher & Co.	121,921	11,886,078
Brown & Brown, Inc.	285,900	11,653,284
eHealth, Inc. (a)	110,293	10,835,184
Marsh & McLennan Cos., Inc.	111,413	11,962,414
Willis Towers Watson PLC	62,278	12,265,652
		70,916,493
LIFE & HEALTH INSURANCE — 24.9%
Aflac, Inc.	317,335	11,433,580
American Equity Investment Life Holding Co.	382,803	9,459,062
Athene Holding, Ltd. Class A (a)	375,020	11,696,874
Brighthouse Financial, Inc. (a)	362,498	10,084,694
CNO Financial Group, Inc.	731,620	11,391,323
Genworth Financial, Inc. Class A (a)	3,346,742	7,730,974
Globe Life, Inc.	153,149	11,368,250
Lincoln National Corp.	285,769	10,513,442
MetLife, Inc.	310,429	11,336,867
Primerica, Inc.	101,625	11,849,475
Principal Financial Group, Inc.	277,649	11,533,540
Prudential Financial, Inc.	184,083	11,210,655
Unum Group	680,698	11,292,780
		140,901,516
MULTI-LINE INSURANCE — 8.0%
American Financial Group, Inc.	186,532	11,837,321
American International Group, Inc.	351,880	10,971,618
Assurant, Inc.	108,601	11,217,397
Hartford Financial Services Group, Inc.	290,476	11,197,850
		45,224,186
PROPERTY & CASUALTY INSURANCE — 45.6%
Allstate Corp.	121,481	11,782,442
Arch Capital Group, Ltd. (a)	379,863	10,883,075
Argo Group International Holdings, Ltd.	172,516	6,008,732
Assured Guaranty, Ltd.	430,955	10,519,612
Axis Capital Holdings, Ltd.	290,070	11,765,239
Chubb, Ltd.	92,511	11,713,743
Cincinnati Financial Corp.	190,475	12,196,114
Erie Indemnity Co. Class A	60,094	11,532,039
Security Description	Shares	Value
Fidelity National Financial, Inc.	364,789	$ 11,184,431
First American Financial Corp.	230,777	11,081,911
Hanover Insurance Group, Inc.	115,387	11,692,165
Kemper Corp.	176,887	12,827,845
Kinsale Capital Group, Inc.	76,562	11,883,188
Loews Corp.	352,076	12,072,686
Markel Corp. (a)	12,240	11,299,601
Mercury General Corp.	202,095	8,235,371
Old Republic International Corp.	707,651	11,541,788
Progressive Corp.	151,825	12,162,701
RLI Corp.	145,861	11,975,188
Selective Insurance Group, Inc.	208,662	11,004,834
Travelers Cos., Inc.	102,586	11,699,933
White Mountains Insurance Group, Ltd.	12,005	10,660,080
WR Berkley Corp.	203,889	11,680,801
		257,403,519
REINSURANCE — 8.6%
Alleghany Corp.	23,039	11,269,296
Enstar Group, Ltd. (a)	32,163	4,913,542
Everest Re Group, Ltd.	54,122	11,159,956
Reinsurance Group of America, Inc.	132,127	10,364,042
RenaissanceRe Holdings, Ltd.	63,416	10,846,039
		48,552,875
TOTAL COMMON STOCKS (Cost $706,232,632)		562,998,589
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c) (Cost $1,176,754)	1,176,534	1,177,005
TOTAL INVESTMENTS — 99.9% (Cost $707,409,386)		564,175,594
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		334,418
NET ASSETS — 100.0%		$ 564,510,012
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.

See accompanying notes to financial statements.
94

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$562,998,589	$—	$—	$562,998,589
Short-Term Investment	1,177,005	—	—	1,177,005
TOTAL INVESTMENTS	$564,175,594	$—	$—	$564,175,594
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$26,248,087	$25,069,131	$(2,202)	$251	1,176,534	$1,177,005	$23,224
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,110,898	2,110,898	1,576,062	3,686,960	—	—	—	—	3,692
State Street Navigator Securities Lending Portfolio II	—	—	9,022,562	9,022,562	—	—	—	—	1,069
State Street Navigator Securities Lending Portfolio III	—	—	16,788,777	16,788,777	—	—	—	—	1,864
Total		$2,110,898	$53,635,488	$54,567,430	$(2,202)	$251		$1,177,005	$29,849
See accompanying notes to financial statements.
95

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTERACTIVE MEDIA & SERVICES — 34.9%
Alphabet, Inc. Class C (a)	394	$ 556,962
ANGI Homeservices, Inc. Class A (a) (b)	45,614	554,210
Cargurus, Inc. (a)	21,868	554,354
Cars.com, Inc. (a)	58,903	339,281
Eventbrite, Inc. Class A (a)	54,275	465,137
EverQuote, Inc. Class A (a)	10,047	584,334
Facebook, Inc. Class A (a)	2,439	553,824
IAC/InterActiveCorp (a)	2,032	657,149
Match Group, Inc. (a) (b)	6,389	683,942
Pinterest, Inc. Class A (a)	26,683	591,562
QuinStreet, Inc. (a)	18,983	198,562
Snap, Inc. Class A (a)	27,622	648,841
TripAdvisor, Inc.	27,311	519,182
Twitter, Inc. (a)	16,689	497,165
Yelp, Inc. (a)	23,719	548,621
Zillow Group, Inc. Class C (a)	9,815	565,442
		8,518,568
INTERNET & DIRECT MARKETING RETAIL — 41.2%
1-800-Flowers.com, Inc. Class A (a)	24,675	493,993
Amazon.com, Inc. (a)	219	604,181
Booking Holdings, Inc. (a)	343	546,173
Chewy, Inc. Class A (a) (b)	11,581	517,555
eBay, Inc.	11,696	613,455
Etsy, Inc. (a)	6,989	742,441
Expedia Group, Inc.	6,755	555,261
Groupon, Inc. (a) (b)	22,292	403,931
GrubHub, Inc. (a) (b)	9,232	649,010
Overstock.com, Inc. (a)	28,223	802,380
PetMed Express, Inc. (b)	16,462	586,706
Quotient Technology, Inc. (a)	27,071	198,160
Qurate Retail, Inc. Class A (a)	63,162	600,039
Rubicon Project, Inc. (a)	79,858	532,653
Shutterstock, Inc.	11,280	394,462
Stamps.com, Inc. (a)	3,264	599,564
Stitch Fix, Inc. Class A (a) (b)	23,780	593,073
Wayfair, Inc. Class A (a) (b)	3,017	596,189
		10,029,226
INTERNET SERVICES & INFRASTRUCTURE — 23.7%
Akamai Technologies, Inc. (a)	5,555	594,885
Security Description	Shares	Value
Fastly, Inc. Class A (a) (b)	11,905	$ 1,013,473
GoDaddy, Inc. Class A (a)	7,309	535,969
Limelight Networks, Inc. (a)	76,931	566,212
MongoDB, Inc. (a)	2,878	651,407
Okta, Inc. (a)	3,110	622,715
Switch, Inc. Class A	32,673	582,233
Twilio, Inc. Class A (a)	2,905	637,415
VeriSign, Inc. (a)	2,730	564,646
		5,768,955
TOTAL COMMON STOCKS (Cost $24,962,303)		24,316,749
SHORT-TERM INVESTMENTS — 13.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	44,245	44,263
State Street Navigator Securities Lending Portfolio II (e) (f)	3,307,256	3,307,256
TOTAL SHORT-TERM INVESTMENTS (Cost $3,351,500)		3,351,519
TOTAL INVESTMENTS — 113.6% (Cost $28,313,803)		27,668,268
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.6)%		(3,305,179)
NET ASSETS — 100.0%		$ 24,363,089
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
96

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,316,749	$—	$—	$24,316,749
Short-Term Investments	3,351,519	—	—	3,351,519
TOTAL INVESTMENTS	$27,668,268	$—	$—	$27,668,268
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,445,894	$ 1,401,624	$(26)	$19	44,245	$ 44,263	$ 721
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,294	119,294	31,195	150,489	—	—	—	—	190
State Street Navigator Securities Lending Portfolio II	—	—	29,538,381	26,231,125	—	—	3,307,256	3,307,256	31,617
State Street Navigator Securities Lending Portfolio III	1,990,374	1,990,374	17,200,036	19,190,410	—	—	—	—	32,274
Total		$2,109,668	$48,215,506	$46,973,648	$(26)	$19		$3,351,519	$64,802
See accompanying notes to financial statements.
97

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 12.8%
Alcoa Corp. (a)	1,551,235	$ 17,435,882
Arconic Corp. (a)	1,085,301	15,118,243
Kaiser Aluminum Corp.	243,736	17,943,844
		50,497,969
COAL & CONSUMABLE FUELS — 3.9%
Arch Resources, Inc. (b)	541,840	15,393,674
COPPER — 5.0%
Freeport-McMoRan, Inc.	1,704,997	19,726,815
DIVERSIFIED METALS & MINING — 9.4%
Compass Minerals International, Inc. (b)	354,315	17,272,856
Materion Corp.	324,933	19,980,130
		37,252,986
GOLD — 14.4%
Coeur Mining, Inc. (a)	3,635,342	18,467,538
Newmont Corp.	322,568	19,915,348
Royal Gold, Inc.	148,576	18,470,968
		56,853,854
SILVER — 4.8%
Hecla Mining Co.	5,769,634	18,866,703
STEEL — 49.6%
Allegheny Technologies, Inc. (a)	1,834,464	18,693,188
Carpenter Technology Corp.	738,427	17,929,007
Cleveland-Cliffs, Inc. (b)	2,830,077	15,622,025
Commercial Metals Co.	978,475	19,960,890
Nucor Corp.	434,103	17,976,205
Reliance Steel & Aluminum Co.	192,017	18,228,174
Schnitzer Steel Industries, Inc. Class A	1,057,690	18,657,652
Steel Dynamics, Inc.	676,977	17,662,330
Security Description	Shares	Value
United States Steel Corp. (b)	1,937,789	$ 13,990,837
Warrior Met Coal, Inc.	1,143,618	17,600,281
Worthington Industries, Inc.	538,872	20,099,926
		196,420,515
TOTAL COMMON STOCKS (Cost $558,932,504)		395,012,516
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	244,308	244,406
State Street Navigator Securities Lending Portfolio II (e) (f)	15,717,149	15,717,149
TOTAL SHORT-TERM INVESTMENTS (Cost $15,961,518)		15,961,555
TOTAL INVESTMENTS — 103.9% (Cost $574,894,022)		410,974,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(15,450,398)
NET ASSETS — 100.0%		$ 395,523,673
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$395,012,516	$—	$—	$395,012,516
Short-Term Investments	15,961,555	—	—	15,961,555
TOTAL INVESTMENTS	$410,974,071	$—	$—	$410,974,071
See accompanying notes to financial statements.
98

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 25,472,309	$ 25,226,860	$(1,080)	$37	244,308	$ 244,406	$ 11,275
State Street Institutional U.S. Government Money Market Fund, Class G Shares	175,963	175,963	983,040	1,159,003	—	—	—	—	1,464
State Street Navigator Securities Lending Portfolio II	—	—	227,982,672	212,265,523	—	—	15,717,149	15,717,149	305,311
State Street Navigator Securities Lending Portfolio III	16,696,772	16,696,772	96,307,106	113,003,878	—	—	—	—	93,047
Total		$16,872,735	$350,745,127	$351,655,264	$(1,080)	$37		$15,961,555	$411,097
See accompanying notes to financial statements.
99

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
OIL & GAS DRILLING — 12.2%
Helmerich & Payne, Inc.	212,644	$ 4,148,685
Patterson-UTI Energy, Inc.	1,070,845	3,715,832
Transocean, Ltd. (a) (b)	2,161,069	3,954,756
		11,819,273
OIL & GAS EQUIPMENT & SERVICES — 87.7%
Archrock, Inc.	786,814	5,106,423
Baker Hughes Co.	299,622	4,611,183
Cactus, Inc. Class A	237,729	4,904,349
ChampionX Corp. (a)	458,345	4,473,447
Core Laboratories NV (b)	200,082	4,065,666
DMC Global, Inc.	156,795	4,327,542
Dril-Quip, Inc. (a)	153,175	4,563,083
Halliburton Co.	373,707	4,850,717
Helix Energy Solutions Group, Inc. (a)	1,156,408	4,012,736
Liberty Oilfield Services, Inc. Class A	802,682	4,398,698
Matrix Service Co. (a)	473,807	4,605,404
National Oilwell Varco, Inc.	374,000	4,581,500
NexTier Oilfield Solutions, Inc. (a)	1,608,068	3,939,767
Oceaneering International, Inc. (a)	683,257	4,366,012
ProPetro Holding Corp. (a)	799,995	4,111,974
Schlumberger, Ltd.	251,367	4,622,639
SEACOR Holdings, Inc. (a)	160,214	4,537,261
Select Energy Services, Inc. Class A (a)	907,978	4,449,092
TechnipFMC PLC	600,751	4,109,137
		84,636,630
TOTAL COMMON STOCKS (Cost $186,716,599)		96,455,903
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	80,412	$ 80,444
State Street Navigator Securities Lending Portfolio II (e) (f)	5,102,766	5,102,766
TOTAL SHORT-TERM INVESTMENTS (Cost $5,183,178)		5,183,210
TOTAL INVESTMENTS — 105.3% (Cost $191,899,777)		101,639,113
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(5,077,771)
NET ASSETS — 100.0%		$ 96,561,342
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 96,455,903	$—	$—	$ 96,455,903
Short-Term Investments	5,183,210	—	—	5,183,210
TOTAL INVESTMENTS	$101,639,113	$—	$—	$101,639,113
See accompanying notes to financial statements.
100

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 7,108,776	$ 7,028,214	$(150)	$32	80,412	$ 80,444	$ 2,001
State Street Institutional U.S. Government Money Market Fund, Class G Shares	147,149	147,149	271,886	419,035	—	—	—	—	712
State Street Navigator Securities Lending Portfolio II	—	—	105,427,630	100,324,864	—	—	5,102,766	5,102,766	255,639
State Street Navigator Securities Lending Portfolio III	17,160,423	17,160,423	45,024,251	62,184,674	—	—	—	—	26,847
Total		$17,307,572	$157,832,543	$169,956,787	$(150)	$32		$5,183,210	$285,199
See accompanying notes to financial statements.
101

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a)	255,476	$ 3,770,826
Amneal Pharmaceuticals, Inc. (a) (b)	412,911	1,965,456
Amphastar Pharmaceuticals, Inc. (a)	63,981	1,437,013
Arvinas Holding Co. LLC (a) (b)	169,206	5,675,169
Axsome Therapeutics, Inc. (a) (b)	144,090	11,855,725
BioDelivery Sciences International, Inc. (a)	255,983	1,116,086
Bristol-Myers Squibb Co.	185,392	10,901,050
Cara Therapeutics, Inc. (a) (b)	134,822	2,305,456
Catalent, Inc. (a)	149,684	10,971,837
Collegium Pharmaceutical, Inc. (a) (b)	142,295	2,490,162
Corcept Therapeutics, Inc. (a)	253,776	4,268,512
Elanco Animal Health, Inc. (a)	471,844	10,121,054
Eli Lilly & Co.	72,545	11,910,438
Endo International PLC (a)	1,613,698	5,534,984
Horizon Therapeutics PLC (a)	226,036	12,563,081
Innoviva, Inc. (a)	207,925	2,906,791
Intersect ENT, Inc. (a)	157,837	2,137,113
Intra-Cellular Therapies, Inc. (a) (b)	192,227	4,934,467
Jazz Pharmaceuticals PLC (a)	99,479	10,976,513
Johnson & Johnson	73,258	10,302,273
Merck & Co., Inc.	136,481	10,554,076
Mylan NV (a)	653,287	10,504,855
MyoKardia, Inc. (a)	81,546	7,878,975
Nektar Therapeutics (a) (b)	350,393	8,115,102
Omeros Corp. (a) (b)	153,204	2,255,163
Pacira BioSciences, Inc. (a)	159,515	8,369,752
Perrigo Co. PLC	202,241	11,177,860
Pfizer, Inc.	308,544	10,089,389
Phathom Pharmaceuticals, Inc. (a)	10,910	359,048
Phibro Animal Health Corp. Class A	49,554	1,301,784
Prestige Consumer Healthcare, Inc. (a) (b)	133,598	5,017,941
Provention Bio, Inc. (a)	105,848	1,493,515
Reata Pharmaceuticals, Inc. Class A (a) (b)	63,789	9,952,360
Security Description	Shares	Value
Relmada Therapeutics, Inc. (a)	24,290	$ 1,086,978
Revance Therapeutics, Inc. (a) (b)	152,358	3,720,582
Supernus Pharmaceuticals, Inc. (a)	152,008	3,610,190
Theravance Biopharma, Inc. (a) (b)	83,080	1,743,849
Tricida, Inc. (a) (b)	72,429	1,990,349
Zoetis, Inc.	77,672	10,644,171
Zogenix, Inc. (a)	194,808	5,261,764
TOTAL COMMON STOCKS (Cost $275,270,594)		243,271,709
SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	149,811	149,871
State Street Navigator Securities Lending Portfolio II (e) (f)	10,117,542	10,117,542
TOTAL SHORT-TERM INVESTMENTS (Cost $10,267,250)		10,267,413
TOTAL INVESTMENTS — 104.1% (Cost $285,537,844)		253,539,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(10,096,522)
NET ASSETS — 100.0%		$ 243,442,600
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,271,709	$—	$—	$243,271,709
Short-Term Investments	10,267,413	—	—	10,267,413
TOTAL INVESTMENTS	$253,539,122	$—	$—	$253,539,122
See accompanying notes to financial statements.
102

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 12,162,034	$ 12,011,844	$(482)	$163	149,811	$ 149,871	$ 3,623
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,121	234,121	193,805	427,926	—	—	—	—	808
State Street Navigator Securities Lending Portfolio II	—	—	88,527,390	78,409,848	—	—	10,117,542	10,117,542	89,955
State Street Navigator Securities Lending Portfolio III	3,760,406	3,760,406	43,683,085	47,443,491	—	—	—	—	166,778
Total		$3,994,527	$144,566,314	$138,293,109	$(482)	$163		$10,267,413	$261,164
See accompanying notes to financial statements.
103

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPAREL RETAIL — 17.4%
Abercrombie & Fitch Co. Class A	304,816	$ 3,243,242
American Eagle Outfitters, Inc.	283,643	3,091,709
Boot Barn Holdings, Inc. (a) (b)	147,553	3,181,243
Buckle, Inc. (b)	153,710	2,410,173
Burlington Stores, Inc. (a)	16,678	3,284,399
Children's Place, Inc. (b)	72,106	2,698,206
Designer Brands, Inc. Class A	394,833	2,673,019
Foot Locker, Inc.	114,856	3,349,201
Gap, Inc.	322,168	4,065,760
Guess?, Inc.	347,152	3,356,960
L Brands, Inc.	216,952	3,247,771
Ross Stores, Inc.	36,747	3,132,314
TJX Cos., Inc.	64,717	3,272,091
Urban Outfitters, Inc. (a) (b)	194,798	2,964,826
Zumiez, Inc. (a)	81,623	2,234,838
		46,205,752
AUTOMOTIVE RETAIL — 18.7%
Advance Auto Parts, Inc.	25,015	3,563,387
America's Car-Mart, Inc. (a)	15,653	1,375,429
Asbury Automotive Group, Inc. (a)	44,667	3,454,099
AutoNation, Inc. (a)	86,331	3,244,319
AutoZone, Inc. (a)	3,084	3,479,122
Camping World Holdings, Inc. Class A (b)	145,288	3,946,022
CarMax, Inc. (a)	37,730	3,378,722
Carvana Co. (a) (b)	30,525	3,669,105
Group 1 Automotive, Inc.	51,501	3,397,521
Lithia Motors, Inc. Class A	26,594	4,024,470
Monro, Inc.	59,831	3,287,115
Murphy USA, Inc. (a)	30,988	3,488,939
O'Reilly Automotive, Inc. (a)	8,272	3,488,054
Penske Automotive Group, Inc. (b)	85,485	3,309,124
Sonic Automotive, Inc. Class A	77,604	2,476,344
		49,581,772
COMPUTER & ELECTRONICS RETAIL — 2.9%
Best Buy Co., Inc.	43,659	3,810,121
Rent-A-Center, Inc.	136,360	3,793,535
		7,603,656
DEPARTMENT STORES — 3.5%
Kohl's Corp.	146,221	3,037,010
Macy's, Inc. (b)	465,137	3,200,143
Nordstrom, Inc. (b)	192,590	2,983,219
		9,220,372
DRUG RETAIL — 3.0%
Rite Aid Corp. (a)	257,805	4,398,154
Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	82,016	$ 3,476,658
		7,874,812
FOOD RETAIL — 6.8%
Casey's General Stores, Inc.	22,447	3,356,276
Grocery Outlet Holding Corp. (a) (b)	104,059	4,245,607
Ingles Markets, Inc. Class A	30,461	1,311,955
Kroger Co.	105,247	3,562,611
Sprouts Farmers Market, Inc. (a)	147,553	3,775,881
Weis Markets, Inc.	37,613	1,885,164
		18,137,494
GENERAL MERCHANDISE STORES — 6.9%
Big Lots, Inc.	101,205	4,250,610
Dollar General Corp.	18,453	3,515,481
Dollar Tree, Inc. (a)	38,689	3,585,697
Ollie's Bargain Outlet Holdings, Inc. (a)	37,211	3,633,654
Target Corp.	29,039	3,482,647
		18,468,089
HYPERMARKETS & SUPER CENTERS — 5.0%
BJ's Wholesale Club Holdings, Inc. (a)	101,689	3,789,949
Costco Wholesale Corp.	11,364	3,445,678
PriceSmart, Inc.	42,675	2,574,583
Walmart, Inc.	28,836	3,453,976
		13,264,186
INTERNET & DIRECT MARKETING RETAIL — 22.7%
1-800-Flowers.com, Inc. Class A (a)	140,004	2,802,880
Amazon.com, Inc. (a)	1,331	3,671,989
Booking Holdings, Inc. (a)	2,089	3,326,398
Chewy, Inc. Class A (a) (b)	70,540	3,152,433
eBay, Inc.	71,244	3,736,748
Etsy, Inc. (a)	42,566	4,521,786
Expedia Group, Inc.	41,149	3,382,448
Groupon, Inc. (a) (b)	126,522	2,292,579
GrubHub, Inc. (a)	56,234	3,953,250
Overstock.com, Inc. (a)	171,945	4,888,396
PetMed Express, Inc. (b)	100,272	3,573,694
Quotient Technology, Inc. (a)	153,637	1,124,623
Qurate Retail, Inc. Class A (a)	384,737	3,655,002
Rubicon Project, Inc. (a) (b)	486,463	3,244,708
Shutterstock, Inc.	64,000	2,238,080
Stamps.com, Inc. (a)	19,875	3,650,839
Stitch Fix, Inc. Class A (a) (b)	144,848	3,612,509
Wayfair, Inc. Class A (a) (b)	18,382	3,632,467
		60,460,829
SPECIALTY STORES — 13.0%
Dick's Sporting Goods, Inc.	86,150	3,554,549
Five Below, Inc. (a) (b)	30,744	3,286,841

See accompanying notes to financial statements.
104

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Hibbett Sports, Inc. (a)	83,612	$ 1,750,835
MarineMax, Inc. (a)	48,687	1,090,102
National Vision Holdings, Inc. (a)	120,639	3,681,902
Office Depot, Inc.	1,347,420	3,166,437
Sally Beauty Holdings, Inc. (a)	252,252	3,160,718
Signet Jewelers, Ltd. (b)	299,968	3,080,671
Sportsman's Warehouse Holdings, Inc. (a)	108,105	1,540,496
Tiffany & Co.	28,506	3,476,022
Tractor Supply Co.	28,698	3,782,109
Ulta Beauty, Inc. (a)	14,982	3,047,639
		34,618,321
TOTAL COMMON STOCKS (Cost $308,301,323)		265,435,283
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	219,636	219,724
State Street Navigator Securities Lending Portfolio II (e) (f)	19,064,864	19,064,864
TOTAL SHORT-TERM INVESTMENTS (Cost $19,284,466)		19,284,588
TOTAL INVESTMENTS — 107.1% (Cost $327,585,789)		284,719,871
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(18,932,540)
NET ASSETS — 100.0%		$ 265,787,331

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$265,435,283	$—	$—	$265,435,283
Short-Term Investments	19,284,588	—	—	19,284,588
TOTAL INVESTMENTS	$284,719,871	$—	$—	$284,719,871
See accompanying notes to financial statements.
105

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 64,156,503	$ 63,935,866	$(1,035)	$122	219,636	$ 219,724	$ 9,570
State Street Institutional U.S. Government Money Market Fund, Class G Shares	658,052	658,052	849,546	1,507,598	—	—	—	—	1,231
State Street Navigator Securities Lending Portfolio II	—	—	200,382,378	181,317,514	—	—	19,064,864	19,064,864	773,376
State Street Navigator Securities Lending Portfolio III	11,554,461	11,554,461	80,346,442	91,900,903	—	—	—	—	376,608
Total		$12,212,513	$345,734,869	$338,661,881	$(1,035)	$122		$19,284,588	$1,160,785
See accompanying notes to financial statements.
106

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	278,165	$ 14,634,261
Ambarella, Inc. (a)	294,421	13,484,482
Analog Devices, Inc.	125,711	15,417,197
Broadcom, Inc.	49,548	15,637,844
CEVA, Inc. (a)	117,337	4,390,750
Cirrus Logic, Inc. (a)	224,724	13,883,449
Cree, Inc. (a)	243,935	14,438,513
Diodes, Inc. (a)	284,020	14,399,814
DSP Group, Inc. (a)	198,600	3,153,768
First Solar, Inc. (a) (b)	301,111	14,904,994
Impinj, Inc. (a) (b)	255,906	7,029,738
Inphi Corp. (a)	136,274	16,012,195
Intel Corp.	250,792	15,004,885
Lattice Semiconductor Corp. (a) (b)	570,156	16,186,729
MACOM Technology Solutions Holdings, Inc. (a) (b)	420,148	14,432,084
Marvell Technology Group, Ltd.	441,179	15,467,736
Maxim Integrated Products, Inc.	260,423	15,784,238
MaxLinear, Inc. (a) (b)	401,488	8,615,932
Microchip Technology, Inc.	149,412	15,734,578
Micron Technology, Inc. (a)	305,645	15,746,830
Monolithic Power Systems, Inc.	69,581	16,490,697
NVIDIA Corp.	41,672	15,831,609
ON Semiconductor Corp. (a)	783,651	15,531,963
Power Integrations, Inc.	133,348	15,752,399
Qorvo, Inc. (a)	136,652	15,104,146
QUALCOMM, Inc.	174,552	15,920,888
Rambus, Inc. (a)	706,672	10,741,414
Semtech Corp. (a)	294,198	15,363,019
Silicon Laboratories, Inc. (a)	154,560	15,497,731
Skyworks Solutions, Inc.	117,295	14,997,339
SMART Global Holdings, Inc. (a)	241,197	6,555,734
SunPower Corp. (a) (b)	2,019,256	15,467,501
Security Description	Shares	Value
Synaptics, Inc. (a)	237,680	$ 14,289,322
Texas Instruments, Inc.	120,012	15,237,924
Universal Display Corp.	96,668	14,463,466
Xilinx, Inc.	164,094	16,145,209
TOTAL COMMON STOCKS (Cost $474,757,193)		497,750,378
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	761,303	761,608
State Street Navigator Securities Lending Portfolio II (e) (f)	12,851,418	12,851,418
TOTAL SHORT-TERM INVESTMENTS (Cost $13,613,026)		13,613,026
TOTAL INVESTMENTS — 102.6% (Cost $488,370,219)		511,363,404
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(12,951,336)
NET ASSETS — 100.0%		$ 498,412,068
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$497,750,378	$—	$—	$497,750,378
Short-Term Investments	13,613,026	—	—	13,613,026
TOTAL INVESTMENTS	$511,363,404	$—	$—	$511,363,404
See accompanying notes to financial statements.
107

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 27,745,617	$ 26,983,560	$(449)	$—	761,303	$ 761,608	$ 6,395
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,646	293,646	268,374	562,020	—	—	—	—	1,082
State Street Navigator Securities Lending Portfolio II	—	—	81,434,911	68,583,493	—	—	12,851,418	12,851,418	34,006
State Street Navigator Securities Lending Portfolio III	6,434,582	6,434,582	71,842,961	78,277,543	—	—	—	—	16,320
Total		$6,728,228	$181,291,863	$174,406,616	$(449)	$—		$13,613,026	$57,803
See accompanying notes to financial statements.
108

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 51.4%
2U, Inc. (a) (b)	42,245	$ 1,603,620
8x8, Inc. (a) (b)	97,189	1,555,024
ACI Worldwide, Inc. (a)	52,375	1,413,601
Adobe, Inc. (a)	3,411	1,484,842
Agilysys, Inc. (a)	68,387	1,226,863
Alarm.com Holdings, Inc. (a)	23,908	1,549,477
Altair Engineering, Inc. Class A (a) (b)	37,463	1,489,154
Alteryx, Inc. Class A (a) (b)	9,827	1,614,380
Anaplan, Inc. (a)	30,950	1,402,345
ANSYS, Inc. (a)	5,131	1,496,867
Appfolio, Inc. Class A (a)	8,995	1,463,576
Aspen Technology, Inc. (a)	13,919	1,442,148
Autodesk, Inc. (a)	6,220	1,487,762
Avalara, Inc. (a)	13,090	1,742,148
Avaya Holdings Corp. (a)	108,690	1,343,408
Benefitfocus, Inc. (a) (b)	125,114	1,346,227
Blackbaud, Inc.	24,477	1,397,147
Blackline, Inc. (a) (b)	19,043	1,578,855
Bottomline Technologies DE, Inc. (a)	27,956	1,419,326
Box, Inc. Class A (a) (b)	75,952	1,576,764
Cadence Design Systems, Inc. (a)	15,503	1,487,668
CDK Global, Inc.	33,443	1,385,209
Cerence, Inc. (a) (b)	37,626	1,536,646
Ceridian HCM Holding, Inc. (a)	19,101	1,514,136
Citrix Systems, Inc.	9,854	1,457,505
Cloudera, Inc. (a) (b)	119,559	1,520,790
Cornerstone OnDemand, Inc. (a)	36,560	1,409,754
Coupa Software, Inc. (a) (b)	6,191	1,715,155
Datadog, Inc. Class A (a)	17,769	1,545,015
Digital Turbine, Inc. (a)	147,856	1,858,550
DocuSign, Inc. (a)	9,209	1,585,882
Domo, Inc. Class B (a)	44,623	1,435,522
Dropbox, Inc. Class A (a)	65,948	1,435,688
Dynatrace, Inc. (a)	38,643	1,568,906
Ebix, Inc.	57,404	1,283,553
Elastic NV (a) (b)	16,611	1,531,700
Envestnet, Inc. (a)	18,603	1,368,065
Everbridge, Inc. (a) (b)	10,801	1,494,426
Fair Isaac Corp. (a)	3,354	1,402,106
Five9, Inc. (a)	13,742	1,520,827
Guidewire Software, Inc. (a)	13,381	1,483,284
HubSpot, Inc. (a)	6,782	1,521,542
Intuit, Inc.	4,941	1,463,475
J2 Global, Inc. (a) (b)	18,509	1,169,954
LivePerson, Inc. (a) (b)	42,078	1,743,292
LogMeIn, Inc.	16,374	1,388,024
Manhattan Associates, Inc. (a)	16,469	1,551,380
Medallia, Inc. (a) (b)	53,321	1,345,822
MicroStrategy, Inc. Class A (a)	11,751	1,390,026
MobileIron, Inc. (a)	307,514	1,516,044
Model N, Inc. (a)	46,854	1,628,645
Security Description	Shares	Value
New Relic, Inc. (a)	20,199	$ 1,391,711
Nuance Communications, Inc. (a) (b)	61,285	1,550,817
Nutanix, Inc. Class A (a) (b)	61,585	1,459,872
Paycom Software, Inc. (a)	4,580	1,418,563
Paylocity Holding Corp. (a)	10,830	1,579,989
Pegasystems, Inc. (b)	14,955	1,512,997
Pluralsight, Inc. Class A (a)	77,264	1,394,615
PROS Holdings, Inc. (a)	33,548	1,490,538
PTC, Inc. (a)	18,452	1,435,381
Q2 Holdings, Inc. (a) (b)	17,676	1,516,424
QAD, Inc. Class A	23,470	968,842
RealPage, Inc. (a)	21,526	1,399,405
RingCentral, Inc. Class A (a)	5,296	1,509,413
Rosetta Stone, Inc. (a)	73,179	1,233,798
salesforce.com, Inc. (a)	7,920	1,483,654
Slack Technologies, Inc. Class A (a) (b)	44,941	1,397,216
Smartsheet, Inc. Class A (a)	29,909	1,522,966
Splunk, Inc. (a)	7,753	1,540,521
SPS Commerce, Inc. (a)	20,489	1,539,134
SS&C Technologies Holdings, Inc.	24,482	1,382,743
SVMK, Inc. (a)	66,200	1,558,348
Synopsys, Inc. (a)	7,722	1,505,790
Trade Desk, Inc. Class A (a) (b)	3,912	1,590,228
Tyler Technologies, Inc. (a)	4,047	1,403,823
Upland Software, Inc. (a) (b)	43,449	1,510,287
Verint Systems, Inc. (a)	31,708	1,432,567
VirnetX Holding Corp.	229,617	1,492,510
Workday, Inc. Class A (a)	7,991	1,497,194
Workiva, Inc. (a)	30,548	1,634,013
Yext, Inc. (a) (b)	89,535	1,487,176
Zendesk, Inc. (a)	17,312	1,532,631
Zix Corp. (a) (b)	214,026	1,476,779
Zoom Video Communications, Inc. Class A (a)	6,318	1,601,866
		124,343,936
DATA PROCESSING & OUTSOURCED SERVICES — 18.9%
Alliance Data Systems Corp.	26,625	1,201,320
Automatic Data Processing, Inc.	9,434	1,404,628
Black Knight, Inc. (a)	19,236	1,395,764
Broadridge Financial Solutions, Inc.	11,403	1,438,945
Cardtronics PLC Class A (a)	58,667	1,406,835
Cass Information Systems, Inc.	30,201	1,178,745
Conduent, Inc. (a)	529,347	1,265,139
CSG Systems International, Inc.	31,138	1,288,802
Euronet Worldwide, Inc. (a)	13,297	1,274,119
EVERTEC, Inc.	48,006	1,348,969
Evo Payments, Inc. Class A (a)	58,692	1,339,938
ExlService Holdings, Inc. (a)	23,403	1,483,750
Fidelity National Information Services, Inc.	10,117	1,356,589
Fiserv, Inc. (a)	13,822	1,349,304

See accompanying notes to financial statements.
109

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
FleetCor Technologies, Inc. (a)	5,355	$ 1,346,943
Genpact, Ltd.	38,740	1,414,785
Global Payments, Inc.	7,766	1,317,269
I3 Verticals, Inc. Class A (a) (b)	49,373	1,493,533
Jack Henry & Associates, Inc.	8,052	1,481,810
Mastercard, Inc. Class A	4,657	1,377,075
MAXIMUS, Inc.	20,354	1,433,939
NIC, Inc.	58,642	1,346,420
Paychex, Inc.	18,803	1,424,327
PayPal Holdings, Inc. (a)	8,933	1,556,397
Repay Holdings Corp. (a)	56,515	1,391,964
Sabre Corp.	162,972	1,313,554
Square, Inc. Class A (a)	15,993	1,678,305
Sykes Enterprises, Inc. (a)	51,347	1,420,258
TTEC Holdings, Inc.	32,321	1,504,866
Verra Mobility Corp. (a) (b)	122,517	1,259,475
Visa, Inc. Class A	7,214	1,393,528
Western Union Co.	61,585	1,331,468
WEX, Inc. (a)	8,734	1,441,197
		45,659,960
INTERACTIVE HOME ENTERTAINMENT — 3.0%
Activision Blizzard, Inc.	19,348	1,468,513
Electronic Arts, Inc. (a)	11,371	1,501,541
Glu Mobile, Inc. (a)	164,129	1,521,476
Take-Two Interactive Software, Inc. (a)	10,350	1,444,549
Zynga, Inc. Class A (a)	152,238	1,452,351
		7,388,430
IT CONSULTING & OTHER SERVICES — 9.7%
Accenture PLC Class A	6,880	1,477,274
Booz Allen Hamilton Holding Corp.	18,019	1,401,698
CACI International, Inc. Class A (a)	5,747	1,246,409
Cognizant Technology Solutions Corp. Class A	25,308	1,438,001
DXC Technology Co.	85,242	1,406,493
EPAM Systems, Inc. (a)	5,902	1,487,363
Gartner, Inc. (a)	11,681	1,417,256
International Business Machines Corp.	11,376	1,373,879
KBR, Inc.	55,968	1,262,078
Leidos Holdings, Inc.	14,022	1,313,441
LiveRamp Holdings, Inc. (a)	33,451	1,420,664
ManTech International Corp. Class A	19,748	1,352,541
Perficient, Inc. (a)	40,375	1,444,617
Perspecta, Inc.	55,079	1,279,485
Science Applications International Corp.	16,423	1,275,739
Unisys Corp. (a) (b)	124,273	1,355,818
Virtusa Corp. (a)	45,487	1,476,963
		23,429,719
Security Description	Shares	Value
SYSTEMS SOFTWARE — 16.9%
A10 Networks, Inc. (a)	182,026	$ 1,239,597
Appian Corp. (a)	26,589	1,362,686
Cloudflare, Inc. Class A (a)	48,122	1,729,986
CommVault Systems, Inc. (a)	35,763	1,384,028
Crowdstrike Holdings, Inc. Class A (a)	14,894	1,493,719
FireEye, Inc. (a) (b)	113,773	1,385,186
ForeScout Technologies, Inc. (a) (b)	61,749	1,309,079
Fortinet, Inc. (a)	10,641	1,460,690
Microsoft Corp.	7,387	1,503,328
NortonLifeLock, Inc.	69,868	1,385,482
OneSpan, Inc. (a)	62,755	1,752,747
Oracle Corp.	26,743	1,478,086
Palo Alto Networks, Inc. (a)	6,251	1,435,667
Ping Identity Holding Corp. (a) (b)	47,956	1,538,908
Progress Software Corp.	36,061	1,397,364
Proofpoint, Inc. (a)	12,925	1,436,226
Qualys, Inc. (a)	13,451	1,399,173
Rapid7, Inc. (a) (b)	29,334	1,496,621
SailPoint Technologies Holding, Inc. (a) (b)	59,651	1,578,962
ServiceNow, Inc. (a)	3,601	1,458,621
SolarWinds Corp. (a) (b)	75,704	1,337,690
Tenable Holdings, Inc. (a)	47,205	1,407,181
Teradata Corp. (a)	65,574	1,363,939
Varonis Systems, Inc. (a) (b)	16,270	1,439,570
VMware, Inc. Class A (a) (b)	10,209	1,580,966
Xperi Holding Corp.	111,666	1,648,190
Zscaler, Inc. (a)	13,535	1,482,082
Zuora, Inc. Class A (a)	111,666	1,423,742
		40,909,516
TOTAL COMMON STOCKS (Cost $234,869,291)		241,731,561
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	608,731	608,974
State Street Navigator Securities Lending Portfolio II (e) (f)	10,181,710	10,181,710
TOTAL SHORT-TERM INVESTMENTS (Cost $10,790,612)		10,790,684
TOTAL INVESTMENTS — 104.4% (Cost $245,659,903)		252,522,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(10,697,733)
NET ASSETS — 100.0%		$ 241,824,512
(a)	Non-income producing security.

See accompanying notes to financial statements.
110

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$241,731,561	$—	$—	$241,731,561
Short-Term Investments	10,790,684	—	—	10,790,684
TOTAL INVESTMENTS	$252,522,245	$—	$—	$252,522,245
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 7,695,181	$ 7,086,028	$(251)	$72	608,731	$ 608,974	$ 3,243
State Street Institutional U.S. Government Money Market Fund, Class G Shares	168,220	168,220	433,655	601,875	—	—	—	—	621
State Street Navigator Securities Lending Portfolio II	—	—	102,633,309	92,451,599	—	—	10,181,710	10,181,710	58,458
State Street Navigator Securities Lending Portfolio III	1,553,958	1,553,958	34,394,308	35,948,266	—	—	—	—	61,749
Total		$1,722,178	$145,156,453	$136,087,768	$(251)	$72		$10,790,684	$124,071
See accompanying notes to financial statements.
111

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 24.1%
Anterix, Inc. (a)	11,944	$ 541,541
Bandwidth, Inc. Class A (a)	12,322	1,564,894
CenturyLink, Inc.	141,631	1,420,559
Cogent Communications Holdings, Inc.	19,181	1,483,842
GCI Liberty, Inc. Class A (a)	20,950	1,489,964
Iridium Communications, Inc. (a)	55,514	1,412,276
Liberty Global PLC Class C (a)	65,600	1,411,056
Liberty Latin America, Ltd. Class C (a)	100,800	951,552
Vonage Holdings Corp. (a)	149,138	1,500,329
		11,776,013
COMMUNICATIONS EQUIPMENT — 58.4%
Acacia Communications, Inc. (a)	21,129	1,419,658
ADTRAN, Inc.	28,390	310,303
Arista Networks, Inc. (a)	6,401	1,344,402
Calix, Inc. (a)	23,000	342,700
Ciena Corp. (a)	27,068	1,466,003
Cisco Systems, Inc.	31,657	1,476,482
CommScope Holding Co., Inc. (a)	147,756	1,230,807
Comtech Telecommunications Corp.	32,205	543,942
Digi International, Inc. (a)	18,415	214,535
EchoStar Corp. Class A (a)	43,230	1,208,711
Extreme Networks, Inc. (a)	101,175	439,100
F5 Networks, Inc. (a)	10,155	1,416,419
Harmonic, Inc. (a)	75,702	359,585
Infinera Corp. (a)	278,799	1,650,490
Inseego Corp. (a) (b)	149,600	1,735,360
InterDigital, Inc.	21,006	1,189,570
Juniper Networks, Inc.	59,769	1,366,319
Lumentum Holdings, Inc. (a)	19,254	1,567,853
Motorola Solutions, Inc.	10,160	1,423,721
NETGEAR, Inc. (a)	32,303	836,325
NetScout Systems, Inc. (a)	52,815	1,349,951
Plantronics, Inc. (b)	92,558	1,358,751
Ubiquiti, Inc.	8,373	1,461,591
ViaSat, Inc. (a)	35,603	1,366,087
Viavi Solutions, Inc. (a)	112,261	1,430,205
		28,508,870
INTEGRATED TELECOMMUNICATION SERVICES — 7.1%
AT&T, Inc.	46,776	1,414,038
Security Description	Shares	Value
ATN International, Inc.	5,235	$ 317,084
Consolidated Communications Holdings, Inc. (a)	48,700	329,699
Verizon Communications, Inc.	25,206	1,389,607
		3,450,428
WIRELESS TELECOMMUNICATION SERVICES — 10.3%
Boingo Wireless, Inc. (a)	60,804	809,909
Shenandoah Telecommunications Co.	16,765	826,347
Telephone & Data Systems, Inc.	70,786	1,407,226
T-Mobile US, Inc. (a)	13,942	1,452,059
United States Cellular Corp. (a) (b)	17,572	542,448
		5,037,989
TOTAL COMMON STOCKS (Cost $53,869,927)		48,773,300
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	74,038	74,068
State Street Navigator Securities Lending Portfolio II (e) (f)	1,586,316	1,586,316
TOTAL SHORT-TERM INVESTMENTS (Cost $1,660,358)		1,660,384
TOTAL INVESTMENTS — 103.3% (Cost $55,530,285)		50,433,684
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(1,591,673)
NET ASSETS — 100.0%		$ 48,842,011
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
112

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$48,773,300	$—	$—	$48,773,300
Short-Term Investments	1,660,384	—	—	1,660,384
TOTAL INVESTMENTS	$50,433,684	$—	$—	$50,433,684
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,505,226	$ 1,431,127	$(57)	$26	74,038	$ 74,068	$1,053
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,647	62,647	194,748	257,395	—	—	—	—	228
State Street Navigator Securities Lending Portfolio II	—	—	11,786,877	10,200,561	—	—	1,586,316	1,586,316	3,949
State Street Navigator Securities Lending Portfolio III	1,471,588	1,471,588	13,109,925	14,581,513	—	—	—	—	947
Total		$1,534,235	$26,596,776	$26,470,596	$(57)	$26		$1,660,384	$6,177
See accompanying notes to financial statements.
113

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 24.2%
Air Transport Services Group, Inc. (a)	201,435	$ 4,485,958
Atlas Air Worldwide Holdings, Inc. (a)	117,632	5,061,705
C.H. Robinson Worldwide, Inc.	59,704	4,720,198
Echo Global Logistics, Inc. (a)	76,070	1,644,634
Expeditors International of Washington, Inc.	63,053	4,794,550
FedEx Corp.	34,901	4,893,818
Forward Air Corp.	64,840	3,230,329
Hub Group, Inc. Class A (a)	100,526	4,811,174
United Parcel Service, Inc. Class B	45,689	5,079,703
XPO Logistics, Inc. (a)	62,020	4,791,045
		43,513,114
AIRLINES — 23.5%
Alaska Air Group, Inc.	120,605	4,373,137
Allegiant Travel Co.	40,981	4,475,535
American Airlines Group, Inc. (b)	277,213	3,623,174
Delta Air Lines, Inc.	152,482	4,277,120
Hawaiian Holdings, Inc.	286,477	4,022,137
JetBlue Airways Corp. (a)	379,791	4,139,722
SkyWest, Inc.	134,265	4,379,724
Southwest Airlines Co.	129,380	4,422,209
Spirit Airlines, Inc. (a) (b)	246,592	4,389,338
United Airlines Holdings, Inc. (a)	116,984	4,048,816
		42,150,912
AIRPORT SERVICES — 2.6%
Macquarie Infrastructure Corp.	154,451	4,740,101
MARINE — 4.0%
Kirby Corp. (a)	86,076	4,610,231
Matson, Inc.	86,575	2,519,332
		7,129,563
RAILROADS — 10.4%
CSX Corp.	66,715	4,652,704
Kansas City Southern	31,494	4,701,739
Norfolk Southern Corp.	26,065	4,576,232
Union Pacific Corp.	27,847	4,708,093
		18,638,768
TRUCKING — 35.2%
AMERCO	14,720	4,448,237
ArcBest Corp.	67,944	1,801,195
Avis Budget Group, Inc. (a)	177,206	4,056,245
Security Description	Shares	Value
Heartland Express, Inc.	126,570	$ 2,635,187
JB Hunt Transport Services, Inc.	40,699	4,897,718
Knight-Swift Transportation Holdings, Inc. (b)	119,014	4,964,074
Landstar System, Inc.	43,540	4,889,977
Lyft, Inc. Class A (a) (b)	125,803	4,152,757
Marten Transport, Ltd.	90,956	2,288,453
Old Dominion Freight Line, Inc.	29,400	4,985,946
Ryder System, Inc.	124,020	4,651,990
Saia, Inc. (a)	44,264	4,921,272
Schneider National, Inc. Class B	207,032	5,107,480
Uber Technologies, Inc. (a)	143,904	4,472,536
Werner Enterprises, Inc.	116,385	5,066,239
		63,339,306
TOTAL COMMON STOCKS (Cost $197,959,443)		179,511,764
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	187,689	187,764
State Street Navigator Securities Lending Portfolio II (e) (f)	4,645,273	4,645,273
TOTAL SHORT-TERM INVESTMENTS (Cost $4,832,910)		4,833,037
TOTAL INVESTMENTS — 102.6% (Cost $202,792,353)		184,344,801
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(4,622,793)
NET ASSETS — 100.0%		$ 179,722,008
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
114

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$179,511,764	$—	$—	$179,511,764
Short-Term Investments	4,833,037	—	—	4,833,037
TOTAL INVESTMENTS	$184,344,801	$—	$—	$184,344,801
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 6,513,119	$ 6,325,184	$(298)	$127	187,689	$ 187,764	$ 2,664
State Street Institutional U.S. Government Money Market Fund, Class G Shares	145,241	145,241	2,039,264	2,184,505	—	—	—	—	679
State Street Navigator Securities Lending Portfolio II	—	—	34,483,941	29,838,668	—	—	4,645,273	4,645,273	16,773
State Street Navigator Securities Lending Portfolio III	2,332,056	2,332,056	6,051,468	8,383,524	—	—	—	—	3,399
Total		$2,477,297	$49,087,792	$46,731,881	$(298)	$127		$4,833,037	$23,515
See accompanying notes to financial statements.
115

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Hexcel Corp.	2,196	$ 99,303
Northrop Grumman Corp.	4,510	1,386,554
Teledyne Technologies, Inc. (a)	969	301,311
		1,787,168
AIRLINES — 0.5%
Alaska Air Group, Inc.	3,209	116,358
Southwest Airlines Co.	14,466	494,448
		610,806
BANKS — 5.2%
Bank of Hawaii Corp.	1,334	81,921
BankUnited, Inc.	3,179	64,375
Comerica, Inc.	5,020	191,262
East West Bancorp, Inc.	4,819	174,640
Prosperity Bancshares, Inc.	2,241	133,070
SVB Financial Group (a)	1,692	364,677
US Bancorp	51,452	1,894,463
Wells Fargo & Co.	132,287	3,386,547
		6,290,955
BEVERAGES — 4.8%
Coca-Cola Co.	60,011	2,681,292
Monster Beverage Corp. (a)	7,697	533,556
PepsiCo, Inc.	19,717	2,607,770
		5,822,618
BIOTECHNOLOGY — 5.8%
Alexion Pharmaceuticals, Inc. (a)	7,986	896,349
Alkermes PLC (a)	5,497	106,669
Biogen, Inc. (a)	6,892	1,843,954
Gilead Sciences, Inc.	45,076	3,468,147
Ionis Pharmaceuticals, Inc. (a)	4,910	289,494
Sarepta Therapeutics, Inc. (a)	2,667	427,627
		7,032,240
CAPITAL MARKETS — 0.9%
Franklin Resources, Inc.	16,586	347,809
Legg Mason, Inc.	2,831	140,842
Northern Trust Corp.	7,053	559,585
		1,048,236
CHEMICALS — 1.8%
Celanese Corp.	2,471	213,346
Corteva, Inc. (a)	14,684	393,384
Dow, Inc.	14,768	601,944
DuPont de Nemours, Inc.	14,841	788,502
Mosaic Co.	7,340	91,824
Valvoline, Inc.	3,640	70,361
WR Grace & Co.	1,290	65,545
		2,224,906
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc.	8,746	370,743
Security Description	Shares	Value
Waste Management, Inc.	11,289	$ 1,195,618
		1,566,361
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope Holding Co., Inc. (a)	8,698	72,454
CONSTRUCTION & ENGINEERING — 0.0% (b)
Arcosa, Inc.	1,261	53,214
CONSUMER FINANCE — 0.7%
Discover Financial Services	10,508	526,346
Navient Corp.	7,882	55,410
Santander Consumer USA Holdings, Inc.	11,155	205,364
		787,120
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	1,270	142,215
Ball Corp.	6,649	462,039
Graphic Packaging Holding Co.	5,742	80,330
		684,584
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	1,431	167,713
Graham Holdings Co. Class B	111	38,037
		205,750
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	23,445	235,153
ELECTRIC UTILITIES — 0.7%
Alliant Energy Corp.	6,036	288,762
Edison International	8,297	450,610
Hawaiian Electric Industries, Inc.	2,700	97,362
		836,734
ELECTRICAL EQUIPMENT — 0.3%
GrafTech International, Ltd. (c)	7,611	60,736
Hubbell, Inc.	1,410	176,757
nVent Electric PLC	4,568	85,559
		323,052
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	6,433	747,386
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
ChampionX Corp. (a)	2,230	21,765
RPC, Inc. (c)	6,927	21,335
		43,100
ENTERTAINMENT — 7.0%
Netflix, Inc. (a)	9,552	4,346,542
Walt Disney Co.	36,814	4,105,129
		8,451,671

See accompanying notes to financial statements.
116

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	3,490	$ 566,253
American Campus Communities, Inc. REIT	4,117	143,930
American Homes 4 Rent Class A REIT	9,257	249,013
Apartment Investment and Management Co. Class A REIT	4,489	168,966
Brandywine Realty Trust REIT	5,300	57,717
Brixmor Property Group, Inc. REIT	9,012	115,534
Camden Property Trust REIT	2,987	272,474
Columbia Property Trust, Inc. REIT	3,520	46,253
Equity LifeStyle Properties, Inc. REIT	5,448	340,391
Healthcare Trust of America, Inc. Class A REIT	6,152	163,151
Host Hotels & Resorts, Inc. REIT	22,344	241,092
JBG SMITH Properties REIT	4,019	118,842
National Retail Properties, Inc. REIT	4,983	176,797
Realty Income Corp. REIT	9,731	578,995
Service Properties Trust REIT	4,946	35,067
STORE Capital Corp. REIT	6,814	162,241
Sun Communities, Inc. REIT	2,793	378,954
Taubman Centers, Inc. REIT	1,863	70,347
		3,886,017
FOOD & STAPLES RETAILING — 0.4%
Kroger Co.	11,327	383,419
Sprouts Farmers Market, Inc. (a)	1,640	41,968
US Foods Holding Corp. (a)	3,050	60,146
		485,533
FOOD PRODUCTS — 1.3%
General Mills, Inc.	8,470	522,175
J.M. Smucker Co.	1,574	166,545
Kellogg Co.	4,834	319,334
Lamb Weston Holdings, Inc.	2,050	131,057
McCormick & Co., Inc.	1,739	311,994
Post Holdings, Inc. (a)	1,050	92,001
		1,543,106
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
IDEXX Laboratories, Inc. (a)	3,064	1,011,610
Penumbra, Inc. (a) (c)	1,211	216,551
		1,228,161
HEALTH CARE PROVIDERS & SERVICES — 0.8%
McKesson Corp.	6,630	1,017,175
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	5,971	134,765
Choice Hotels International, Inc.	1,310	103,359
Hyatt Hotels Corp. Class A	940	47,273
Starbucks Corp.	29,923	2,202,033
Yum China Holdings, Inc.	9,381	450,945
		2,938,375
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.9%
Clorox Co.	1,795	$ 393,769
Energizer Holdings, Inc.	1,046	49,675
Kimberly-Clark Corp.	4,861	687,102
		1,130,546
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Energy Corp.	12,044	224,259
INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	15,309	2,388,051
INSURANCE — 1.7%
Brighthouse Financial, Inc. (a)	3,814	106,105
Hartford Financial Services Group, Inc.	11,571	446,062
MetLife, Inc.	30,742	1,122,698
Principal Financial Group, Inc.	8,900	369,706
		2,044,571
INTERACTIVE MEDIA & SERVICES — 0.5%
IAC/InterActiveCorp (a)	1,728	558,835
IT SERVICES — 17.6%
Alliance Data Systems Corp.	2,269	102,377
Amdocs, Ltd.	5,982	364,184
Booz Allen Hamilton Holding Corp.	6,179	480,665
GoDaddy, Inc. Class A (a)	7,746	568,014
Okta, Inc. (a)	4,587	918,455
Paychex, Inc.	15,811	1,197,683
PayPal Holdings, Inc. (a)	51,524	8,977,027
Switch, Inc. Class A	3,370	60,053
Twilio, Inc. Class A (a)	5,128	1,125,186
Visa, Inc. Class A	36,230	6,998,549
Western Union Co.	19,035	411,537
		21,203,730
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (c)	8,404	81,267
MACHINERY — 1.6%
Illinois Tool Works, Inc.	8,658	1,513,851
Pentair PLC	4,523	171,829
Toro Co.	2,857	189,534
		1,875,214
MEDIA — 2.5%
Charter Communications, Inc. Class A (a)	4,927	2,512,967
Discovery, Inc. Class A (a) (c)	3,416	72,078
Discovery, Inc. Class C (a)	7,746	149,188
ViacomCBS, Inc. Class B (c)	12,155	283,454
		3,017,687
METALS & MINING — 0.0% (b)
Alcoa Corp. (a)	3,640	40,914
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Annaly Capital Management, Inc. REIT	47,460	311,337

See accompanying notes to financial statements.
117

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	8,669	$ 43,692
		355,029
MULTI-UTILITIES — 1.7%
Consolidated Edison, Inc.	8,312	597,882
Public Service Enterprise Group, Inc.	12,874	632,886
Sempra Energy	6,943	813,928
		2,044,696
MULTILINE RETAIL — 0.1%
Macy's, Inc. (c)	8,527	58,666
Nordstrom, Inc. (c)	3,941	61,046
		119,712
OIL, GAS & CONSUMABLE FUELS — 2.9%
CNX Resources Corp. (a)	5,621	48,622
Marathon Petroleum Corp.	19,330	722,556
Noble Energy, Inc.	13,797	123,621
Occidental Petroleum Corp.	22,103	404,485
Parsley Energy, Inc. Class A	8,130	86,828
Phillips 66	13,338	959,002
Pioneer Natural Resources Co.	4,963	484,885
Valero Energy Corp.	12,157	715,075
		3,545,074
PAPER & FOREST PRODUCTS — 0.0% (b)
Domtar Corp.	1,270	26,810
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	3,105	585,851
PHARMACEUTICALS — 7.4%
Jazz Pharmaceuticals PLC (a)	2,030	223,990
Johnson & Johnson	45,144	6,348,601
Zoetis, Inc.	17,022	2,332,695
		8,905,286
PROFESSIONAL SERVICES — 0.3%
ManpowerGroup, Inc.	1,593	109,519
Nielsen Holdings PLC	9,286	137,990
Robert Half International, Inc.	3,092	163,350
		410,859
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
Realogy Holdings Corp. (c)	3,420	25,342
ROAD & RAIL — 0.3%
Kansas City Southern	2,683	400,545
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
MKS Instruments, Inc.	2,407	272,569
Texas Instruments, Inc.	41,132	5,222,530
Universal Display Corp.	2,067	309,264
		5,804,363
SOFTWARE — 3.5%
FireEye, Inc. (a)	9,246	112,570
Intuit, Inc.	11,394	3,374,789
Manhattan Associates, Inc. (a)	2,801	263,854
Security Description	Shares	Value
Pluralsight, Inc. Class A (a)	4,110	$ 74,186
Zendesk, Inc. (a)	4,785	423,616
		4,249,015
SPECIALTY RETAIL — 7.5%
Gap, Inc.	9,196	116,054
Home Depot, Inc.	27,114	6,792,328
L Brands, Inc.	6,738	100,868
Michaels Cos., Inc. (a) (c)	3,840	27,149
TJX Cos., Inc.	29,970	1,515,283
Ulta Beauty, Inc. (a)	1,456	296,180
Urban Outfitters, Inc. (a)	2,352	35,797
Williams-Sonoma, Inc.	1,899	155,737
		9,039,396
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Capri Holdings, Ltd. (a)	3,651	57,065
Lululemon Athletica, Inc. (a)	3,043	949,446
PVH Corp.	1,863	89,517
Ralph Lauren Corp.	1,232	89,345
Tapestry, Inc.	7,017	93,186
		1,278,559
THRIFTS & MORTGAGE FINANCE — 0.1%
TFS Financial Corp.	8,901	127,373
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	2,903	85,029
HD Supply Holdings, Inc. (a)	4,464	154,678
W.W. Grainger, Inc.	1,474	463,072
Watsco, Inc.	840	149,268
WESCO International, Inc.	1,186	41,640
		893,687
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	5,372	226,913
TOTAL COMMON STOCKS (Cost $130,534,336)		120,525,459
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	114,982	115,028
State Street Navigator Securities Lending Portfolio II (f) (g)	403,993	403,993
TOTAL SHORT-TERM INVESTMENTS (Cost $518,995)		519,021
TOTAL INVESTMENTS — 100.2% (Cost $131,053,331)		121,044,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(301,513)
NET ASSETS — 100.0%		$ 120,742,967
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
118

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$120,525,459	$—	$—	$120,525,459
Short-Term Investments	519,021	—	—	519,021
TOTAL INVESTMENTS	$121,044,480	$—	$—	$121,044,480
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 6,871,807	$ 6,756,897	$92	$26	114,982	$115,028	$2,349
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,173,067	1,173,067	532,536	1,705,603	—	—	—	—	1,491
State Street Navigator Securities Lending Portfolio II	—	—	8,435,788	8,031,795	—	—	403,993	403,993	1,776
State Street Navigator Securities Lending Portfolio III	699,732	699,732	5,914,883	6,614,615	—	—	—	—	1,130
Total		$1,872,799	$21,755,014	$23,108,910	$92	$26		$519,021	$6,746
See accompanying notes to financial statements.
119

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
PREFERRED STOCKS — 98.9%
BANKS — 35.1%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	216,945	$ 5,605,859
Bank of America Corp. 6.20% 1/29/2166 (a) (b)	268,994	6,886,246
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (c)	100,651	2,198,218
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (a) (c)	74,928	1,410,145
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	75,720	1,762,004
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	329,708	8,984,543
Bank of America Corp. 5.88% 7/24/2023 (a)	205,816	5,412,961
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (b) (c)	256,626	6,631,216
Bank of America Corp. 5.38% 12/26/2167 (a)	341,561	8,778,118
Bank of America Corp. 5.00% 12/17/2167 (a) (b)	319,990	8,082,947
Bank of New York Mellon Corp. 5.20% 12/31/2049 (b)	305,134	7,677,171
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 7.13% 10/30/2040 (c)	1,176,528	31,177,992
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (b) (c)	235,723	6,225,444
Fifth Third Bancorp 4.95% 12/31/2168	130,960	3,192,805
First Citizens BancShares, Inc. 5.38% 3/15/2025	158,413	3,908,049
First Republic Bank 5.50% 6/30/2023 (b)	157,151	4,045,067
First Republic Bank 4.70% 1/30/2168 (b)	206,912	5,046,584
HSBC Holdings PLC 6.20% 12/31/2049 (b)	759,559	19,330,777
Huntington Bancshares, Inc. 6.25% 4/15/2021 (b)	314,298	7,873,165
JPMorgan Chase & Co. 6.15% 9/1/2020 (b)	352,722	8,962,666
JPMorgan Chase & Co. 6.10% 9/1/2020	436,572	11,093,294
JPMorgan Chase & Co. 5.75% 12/1/2023 (b)	519,221	13,717,819
JPMorgan Chase & Co. 6.00% 3/1/2024 (b)	566,074	15,510,428
JPMorgan Chase & Co. 4.75% 3/2/2168 (b)	276,594	6,936,978
Security Description	Shares	Value
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (c)	261,915	$ 6,657,879
KeyCorp 5.65% 12/15/2023 (b)	224,238	5,605,950
KeyCorp 5.63% 9/15/2167 (b)	237,375	5,946,244
Northern Trust Corp. 4.70% 4/1/2168 (b)	211,253	5,348,926
PNC Financial Services Group, Inc. 5.38% 12/31/2049 (b)	251,440	6,338,802
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (b) (c)	785,750	20,665,225
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (b) (c) (d)	392,875	10,305,111
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (c) (d)	261,915	6,862,173
SVB Financial Group 5.25% 2/15/2168	183,340	4,445,995
Truist Financial Corp. 5.63% 12/2/2168 (a) (b)	245,225	6,199,288
Truist Financial Corp. 5.20% 12/2/2168 (a) (b)	261,915	6,471,920
Truist Financial Corp. 5.20% 12/2/2168 (a) (b)	237,375	5,898,769
Truist Financial Corp. 5.25% 6/1/2025 (a)	297,754	7,765,424
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 12/31/2049 (a) (b) (c)	523,834	10,251,431
US Bancorp 5.15% 12/31/2049 (a) (b)	261,915	6,500,730
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (b) (c)	576,215	15,027,687
US Bancorp 5.50% 10/15/2023 (a)	301,204	7,861,424
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (a) (c)	179,758	4,774,372
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (a) (c)	372,452	9,221,912
Wells Fargo & Co. 5.25% 12/31/2049 (a)	133,729	3,320,491
Wells Fargo & Co. 5.13% 12/31/2049 (a) (b)	139,114	3,455,592
Wells Fargo & Co. 5.20% 12/31/2049 (a) (b)	160,495	3,993,116
Wells Fargo & Co. 5.63% 6/15/2022 (a)	147,658	3,744,607
Wells Fargo & Co. 5.50% 9/15/2021 (a)	246,083	6,184,066
Wells Fargo & Co. 5.70% 3/15/2021 (a) (b)	213,998	5,431,269
Wells Fargo & Co. 6.00% 12/15/2020 (a) (b)	213,998	5,450,529

See accompanying notes to financial statements.
120

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Wells Fargo & Co. 4.75% 3/15/2025 (a)	431,164	$ 10,020,251
		394,199,679
DIVERSIFIED FINANCIAL SERVICES — 9.0%
Affiliated Managers Group, Inc. 5.88% 3/30/2059	157,151	4,216,361
Apollo Global Management, Inc. 6.38% 9/16/2168 (a) (b)	144,056	3,699,358
Apollo Global Management, Inc. 6.38% 9/16/2168 (a)	157,151	4,045,067
Ares Management Corp. 7.00% 6/30/2021 (b)	162,389	4,114,937
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	261,915	6,532,160
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	314,298	7,640,585
Capital One Financial Corp. 6.20% 12/1/2020 (a) (b)	261,915	6,600,258
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	785,750	17,585,085
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	654,791	13,724,419
Charles Schwab Corp. 6.00% 12/1/2020 (b)	314,298	8,011,456
Charles Schwab Corp. 5.95% 6/1/2021 (b)	392,875	10,167,605
KKR & Co., Inc. 6.75% 6/15/2021 (b)	180,723	4,662,654
Legg Mason, Inc. 6.38% 3/15/2056 (b)	130,960	3,310,669
Legg Mason, Inc. 5.45% 9/15/2056 (b)	261,915	6,495,492
		100,806,106
ELECTRIC — 16.3%
Alabama Power Co. 5.00% 10/1/2022	130,960	3,368,291
CMS Energy Corp. 5.88% 10/15/2078	146,675	3,751,947
CMS Energy Corp. 5.88% 3/1/2079	330,014	8,649,667
Dominion Energy, Inc. 5.25% 7/30/2076	419,067	10,665,255
DTE Energy Co. 5.38% 6/1/2076	157,151	3,952,348
DTE Energy Co. 6.00% 12/15/2076	146,675	3,785,682
DTE Energy Co. 5.25% 12/1/2077	209,531	5,263,419
Duke Energy Corp. 5.13% 1/15/2073	261,915	6,673,594
Duke Energy Corp. 5.63% 9/15/2078	261,915	6,948,605
Duke Energy Corp. 5.75% 9/16/2167	523,834	14,101,611
Entergy Arkansas, Inc. 4.88% 9/1/2066	216,501	5,436,340
Security Description	Shares	Value
Entergy Louisiana LLC 4.88% 9/1/2066	141,438	$ 3,543,022
Entergy Mississippi, Inc. 4.90% 10/1/2066	136,198	3,394,054
Georgia Power Co. 5.00% 10/1/2077	141,438	3,630,713
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064 (b)	130,960	3,435,081
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076	298,585	7,560,172
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072	261,915	6,639,545
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073	237,375	5,996,093
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (b)	360,135	9,640,814
NiSource, Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167	261,915	6,760,026
PPL Capital Funding, Inc. 5.90% 4/30/2073	237,275	6,036,276
Sempra Energy 5.75% 7/1/2079	396,802	10,146,227
Southern Co. 6.25% 10/15/2075	523,834	13,373,482
Southern Co. 5.25% 10/1/2076	419,067	10,506,010
Southern Co. 5.25% 12/1/2077	235,723	5,942,577
Southern Co. 4.95% 1/30/2080 (b)	523,834	13,148,233
		182,349,084
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	130,960	3,401,031
INSURANCE — 22.0%
AEGON Funding Co. LLC 5.10% 12/15/2049	484,546	11,134,867
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 12/31/2049 (b) (c)	129,697	2,814,425
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (b) (c)	261,915	6,670,975
Allstate Corp. 5.63% 4/15/2023 (b)	301,204	7,912,629
Allstate Corp. 5.10% 10/15/2168	602,408	15,277,067
Allstate Corp. 4.75% 1/15/2169 (b)	157,151	3,950,776
American International Group, Inc. 5.85% 3/15/2024 (b)	261,915	6,733,835
Arch Capital Group, Ltd. 5.25% 9/29/2021 (b)	237,475	5,689,901
Arch Capital Group, Ltd. 5.45% 8/17/2022 (b)	172,866	4,233,488

See accompanying notes to financial statements.
121

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b) (c)	144,056	$ 3,480,393
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a)	130,960	2,885,049
Aspen Insurance Holdings, Ltd. 5.63% 1/10/2168 (a)	130,960	2,881,120
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (b) (c)	451,805	11,015,006
Athene Holding, Ltd. 5.63% 12/30/2168	180,723	4,201,810
Athene Holding, Ltd. 5 year CMT + 5.97% 6.38% 6/30/2025 (c)	310,698	7,845,124
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (b)	288,107	6,782,039
Brighthouse Financial, Inc. 6.25% 9/15/2058 (b)	196,437	4,934,497
Brighthouse Financial, Inc. 6.60% 6/25/2168	224,238	5,639,586
Brighthouse Financial, Inc. 6.75% 6/30/2025	210,526	5,334,729
Equitable Holdings, Inc. 5.25% 12/15/2024 (b)	419,067	9,605,016
Globe Life, Inc. 6.13% 6/15/2056 (b)	155,349	3,975,381
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (b) (c)	314,298	8,366,613
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (b)	182,430	4,909,191
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 12/31/2049 (b) (c)	314,298	7,231,997
MetLife, Inc. 5.63% 6/15/2023 (b)	421,688	11,035,575
MetLife, Inc. 4.75% 3/15/2025	523,834	12,870,601
PartnerRe, Ltd. 7.25% 4/29/2021	155,773	4,032,963
Prudential Financial, Inc. 5.75% 12/15/2052 (b)	301,204	7,596,365
Prudential Financial, Inc. 5.70% 3/15/2053 (b)	371,923	9,383,617
Prudential Financial, Inc. 5.63% 8/15/2058 (b)	295,966	7,813,502
Prudential PLC 6.75% 12/31/2049 (b)	130,960	3,353,886
Prudential PLC 6.50% 12/31/2049 (b)	158,931	4,157,635
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (c)	209,531	5,261,323
Security Description	Shares	Value
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (b) (c)	209,531	$ 5,089,508
RenaissanceRe Holdings, Ltd. 5.38% 12/31/2049 (b)	144,056	3,569,708
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (b)	130,960	3,390,554
Unum Group 6.25% 6/15/2058	598	14,801
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (c)	157,151	3,834,484
WR Berkley Corp. 5.75% 6/1/2056 (b)	151,913	3,775,038
WR Berkley Corp. 5.63% 4/30/2053 (b)	183,340	4,561,499
WR Berkley Corp. 5.10% 12/30/2059	157,151	3,759,052
		247,005,625
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056	392,875	10,187,249
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (c)	314,298	7,637,442
REAL ESTATE INVESTMENT TRUSTS — 8.5%
Digital Realty Trust, Inc. 6.35% 8/24/2020 (b)	130,960	3,288,406
Digital Realty Trust, Inc. 5.88% 12/31/2049 (b)	130,960	3,296,263
Digital Realty Trust, Inc. 5.20% 12/31/2168	180,723	4,548,798
Diversified Healthcare Trust 5.63% 8/1/2042 (b)	183,340	3,223,117
Diversified Healthcare Trust 6.25% 2/1/2046	129,697	2,429,225
Kimco Realty Corp. 5.25% 12/20/2022 (b)	138,553	3,261,538
National Retail Properties, Inc. 5.20% 10/11/2021 (b)	180,723	4,310,243
Office Properties Income Trust 5.88% 5/1/2046	162,389	3,773,920
PS Business Parks, Inc. 4.88% 12/30/2168 (b)	170,247	4,060,391
Public Storage 5.15% 6/2/2022 (a)	146,675	3,744,613
Public Storage 4.90% 10/14/2021 (a)	183,340	4,579,833
Public Storage 4.95% 7/20/2021 (a) (b)	172,135	4,329,195
Public Storage 5.40% 1/20/2021 (a)	157,151	4,012,065
Public Storage 5.38% 12/31/2049 (a)	259,296	6,487,586
Public Storage 5.20% 12/31/2049 (a)	261,915	6,558,351

See accompanying notes to financial statements.
122

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Public Storage 5.05% 8/9/2022 (a) (b)	157,151	$ 4,037,209
Public Storage 5.60% 3/11/2024 (a)	149,294	3,981,671
Public Storage 4.88% 12/31/2167 (a) (b)	165,663	4,191,274
Public Storage 4.70% 3/31/2168 (a) (b)	135,540	3,407,476
Public Storage 4.63% 6/17/2025 (a)	292,576	7,437,282
Vornado Realty Trust 5.40% 12/31/2049 (b)	157,151	3,474,609
Vornado Realty Trust 5.70% 12/31/2049 (b)	157,151	3,576,757
Vornado Realty Trust 5.25% 4/1/2166	167,364	3,651,882
		95,661,704
SOVEREIGN — 0.3%
Tennessee Valley Authority 2.13% 6/1/2028 (c)	143,220	3,616,305
TELECOMMUNICATIONS — 5.8%
AT&T, Inc. 5.35% 11/1/2066	692,768	17,963,474
AT&T, Inc. 5.63% 8/1/2067	432,163	11,465,284
Qwest Corp. 6.50% 9/1/2056	512,047	11,848,768
Qwest Corp. 6.88% 10/1/2054 (b)	48,903	1,203,503
Qwest Corp. 6.13% 6/1/2053	405,972	8,951,683
Qwest Corp. 6.63% 9/15/2055 (b)	214,769	5,019,151
Qwest Corp. 6.75% 6/15/2057 (b)	345,730	8,352,837
		64,804,700
TOTAL PREFERRED STOCKS (Cost $1,145,842,659)		1,109,668,925
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	10,224,363	10,228,453
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	38,730,444	$ 38,730,444
TOTAL SHORT-TERM INVESTMENTS (Cost $48,958,065)		48,958,897
TOTAL INVESTMENTS — 103.3% (Cost $1,194,800,724)		1,158,627,822
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(37,112,412)
NET ASSETS — 100.0%		$ 1,121,515,410
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,109,668,925	$—	$—	$1,109,668,925
Short-Term Investments	48,958,897	—	—	48,958,897
TOTAL INVESTMENTS	$1,158,627,822	$—	$—	$1,158,627,822
See accompanying notes to financial statements.
123

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Allstate Corp.	731,540	$ 18,593,681	$ 29,514,246	$ 23,926,151	$ (949,421)	$ —*	—	$ —*	$ 1,335,076
Apollo Global Management, Inc.	228,856	5,890,861	4,714,865	2,589,183	(153,118)	(119,000)	301,207	7,744,425	444,707
Aspen Insurance Holdings, Ltd.	206,365	5,318,221	8,917,753	3,277,861	(472,745)	(1,238,806)	405,976	9,246,562	532,547
Bank of America Corp.	1,200,405	30,507,882	48,532,639	28,547,205	(1,069,788)	(302,487)	1,934,313	49,121,041	2,432,569
Capital One Financial Corp.	1,369,654	34,815,121	69,601,606	45,785,098	(2,380,245)	(4,168,878)	2,278,669	52,082,506	2,736,444
Public Storage	1,234,102	30,861,054	41,666,668	19,264,256	(398,878)	(98,032)	2,080,736	52,766,556	2,125,892
State Street Corp	985,360	25,448,892	16,848,821	24,350,617	(674,783)	(105,031)	654,790	17,167,284	1,345,717
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	154,064,462	143,834,040	(2,801)	832	10,224,363	10,228,453	43,558
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,525,268	9,525,268	5,087,329	14,612,597	—	—	—	—	8,447
State Street Navigator Securities Lending Portfolio II	—	—	204,651,511	165,921,067	—	—	38,730,444	38,730,444	833,170
State Street Navigator Securities Lending Portfolio III	22,700,391	22,700,391	127,466,829	150,167,220	—	—	—	—	688,296
Truist Financial Corp.	557,718	14,020,836	19,740,158	6,893,742	(233,373)	(298,478)	1,042,269	26,335,401	894,668
US Bancorp	1,251,414	30,219,376	26,489,502	15,575,429	(556,183)	(935,994)	1,663,168	39,641,272	2,000,580
Wells Fargo & Co.	1,703,655	44,148,931	47,914,634	33,417,022	(1,314,355)	(1,735,983)	2,238,449	55,596,205	2,984,108
Total		$272,050,514	$805,211,023	$678,161,488	$(8,205,690)	$(9,001,857)		$358,660,149	$18,405,779
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
124

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125

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$148,241,651	$77,678,883	$770,027,469
Investments in affiliated issuers, at value	15,314,857	925,954	2,628,286
Total Investments	163,556,508	78,604,837	772,655,755
Foreign currency, at value	—	177,017	—
Net cash at broker	—	17,606	—
Cash	—	2,775	2,169
Receivable from broker — accumulated variation margin on futures contracts	—	5,155	—
Receivable for investments sold	—	182	—
Dividends receivable — unaffiliated issuers	—	167,666	788,769
Dividends receivable — affiliated issuers	3	14	5,079
Securities lending income receivable — unaffiliated issuers	1,182	—	4,037
Securities lending income receivable — affiliated issuers	8,925	2,452	—
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	120,491	—
TOTAL ASSETS	163,566,618	79,098,195	773,455,809
LIABILITIES
Payable upon return of securities loaned	15,310,360	868,777	1,404,448
Payable for investments purchased	—	147,908	—
Payable for fund shares repurchased	2,778	—	—
Deferred foreign taxes payable	—	16,278	—
Advisory fee payable	46,360	32,355	95,295
Trustees’ fees and expenses payable	26	47	215
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	15,359,524	1,065,365	1,499,958
NET ASSETS	$148,207,094	$78,032,830	$771,955,851
NET ASSETS CONSIST OF:
Paid-in Capital	$134,265,816	$86,350,179	$786,890,219
Total distributable earnings (loss)**	13,941,278	(8,317,349)	(14,934,368)
NET ASSETS	$148,207,094	$78,032,830	$771,955,851
NET ASSET VALUE PER SHARE
Net asset value per share	$ 145.30	$ 78.00	$ 88.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,020,000	1,000,464	8,730,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$123,673,313	$76,474,230	$764,734,009
Investments in affiliated issuers	15,314,857	925,954	2,649,605
Total cost of investments	$138,988,170	$77,400,184	$767,383,614
Foreign currency, at cost	$ —	$ 178,760	$ —
* Includes investments in securities on loan, at value	$ 22,768,986	$ 1,909,720	$ 1,479,157
** Includes deferred foreign taxes	$ —	$ 16,278	$ —
See accompanying notes to financial statements.
126

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$402,568,931	$566,447,378	$ 21,981,195	$ 512,582,521	$ 83,574,570	$ 562,998,589
350,913	1,448,913	803,936	31,823,588	1,505,997	1,177,005
402,919,844	567,896,291	22,785,131	544,406,109	85,080,567	564,175,594
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
111,862	449,763	12,770	143,969	43,169	501,001
104	4,324	3,463	82	38	277
20	50	1	—	515	—
—	1,855	45	20,315	926	—
—	23,064	—	—	—	—
31,219	—	—	—	—	—
403,063,049	568,375,347	22,801,410	544,570,475	85,125,215	564,676,872

—	680,077	335,668	31,250,159	1,401,093	—
—	—	—	—	—	—
50	—	—	—	—	—
—	—	—	—	—	—
110,093	115,318	6,664	149,440	24,758	166,386
255	181	32	261	46	474
—	402	—	—	—	—
110,398	795,978	342,364	31,399,860	1,425,897	166,860
$402,952,651	$567,579,369	$ 22,459,046	$ 513,170,615	$ 83,699,318	$ 564,510,012

$323,400,402	$499,973,619	$ 70,152,084	$ 626,459,344	$132,682,412	$ 773,985,835
79,552,249	67,605,750	(47,693,038)	(113,288,729)	(48,983,094)	(209,475,823)
$402,952,651	$567,579,369	$ 22,459,046	$ 513,170,615	$ 83,699,318	$ 564,510,012

$ 99.49	$ 76.39	$ 56.15	$ 89.25	$ 68.05	$ 27.34
4,050,012	7,430,000	400,000	5,750,000	1,230,000	20,650,000

$290,707,113	$493,277,707	$ 25,416,892	$ 534,578,042	$ 90,292,680	$ 706,232,632
350,848	1,523,670	989,844	31,823,553	1,505,931	1,176,754
$291,057,961	$494,801,377	$ 26,406,736	$ 566,401,595	$ 91,798,611	$ 707,409,386
$ —	$ —	$ —	$ —	$ —	$ —
$ 207,977	$ 798,391	$ 353,395	$ 58,218,788	$ 4,822,851	$ —
$ —	$ —	$ —	$ —	$ —	$ —
127

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$24,316,749	$ 395,012,516	$ 96,455,903
Investments in affiliated issuers, at value	3,351,519	15,961,555	5,183,210
Total Investments	27,668,268	410,974,071	101,639,113
Cash	—	—	—
Receivable for investments sold	—	—	4,939,117
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	—	353,199	31,327
Dividends receivable — affiliated issuers	12	210	50
Securities lending income receivable — unaffiliated issuers	4,371	2,849	3,907
Securities lending income receivable — affiliated issuers	4,316	33,820	19,683
TOTAL ASSETS	27,676,967	411,364,149	106,633,197
LIABILITIES
Payable upon return of securities loaned	3,307,256	15,717,149	5,102,766
Payable for investments purchased	—	—	—
Payable for fund shares repurchased	—	4,842	4,939,082
Advisory fee payable	6,611	118,191	29,897
Trustees’ fees and expenses payable	11	294	110
TOTAL LIABILITIES	3,313,878	15,840,476	10,071,855
NET ASSETS	$24,363,089	$ 395,523,673	$ 96,561,342
NET ASSETS CONSIST OF:
Paid-in Capital	$33,221,599	$ 1,802,743,509	$ 724,513,979
Total distributable earnings (loss)	(8,858,510)	(1,407,219,836)	(627,952,637)
NET ASSETS	$24,363,089	$ 395,523,673	$ 96,561,342
NET ASSET VALUE PER SHARE
Net asset value per share	$ 101.51	$ 21.21	$ 33.13
Shares outstanding (unlimited amount authorized, $0.01 par value)	240,000	18,650,230	2,915,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$24,962,303	$ 558,932,504	$ 186,716,599
Investments in affiliated issuers	3,351,500	15,961,518	5,183,178
Total cost of investments	$28,313,803	$ 574,894,022	$ 191,899,777
* Includes investments in securities on loan, at value	$ 4,258,794	$ 19,699,343	$ 5,854,169
See accompanying notes to financial statements.
128

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF	SPDR S&P Transportation ETF

$ 243,271,709	$ 265,435,283	$497,750,378	$241,731,561	$ 48,773,300	$179,511,764
10,267,413	19,284,588	13,613,026	10,790,684	1,660,384	4,833,037
253,539,122	284,719,871	511,363,404	252,522,245	50,433,684	184,344,801
—	59,270	—	—	—	—
—	—	—	—	—	—
291	18,795	—	—	—	—
77,916	144,866	34,791	23,230	7,824	49,541
116	149	134	517	31	81
1,655	6,547	8,136	9,023	1,216	20,617
10,682	63,108	—	—	—	—
253,629,782	285,012,606	511,406,465	252,555,015	50,442,755	184,415,040

10,117,542	19,064,864	12,851,418	10,181,710	1,586,316	4,645,273
—	59,270	—	480,015	—	—
—	—	—	—	—	—
69,528	100,993	142,788	68,681	14,393	47,681
112	148	191	97	35	78
10,187,182	19,225,275	12,994,397	10,730,503	1,600,744	4,693,032
$ 243,442,600	$ 265,787,331	$498,412,068	$241,824,512	$ 48,842,011	$179,722,008

$ 595,245,210	$ 744,956,180	$529,475,634	$244,107,619	$ 81,761,936	$246,491,990
(351,802,610)	(479,168,849)	(31,063,566)	(2,283,107)	(32,919,925)	(66,769,982)
$ 243,442,600	$ 265,787,331	$498,412,068	$241,824,512	$ 48,842,011	$179,722,008

$ 43.09	$ 42.87	$ 112.00	$ 111.44	$ 69.77	$ 52.86
5,650,270	6,200,226	4,450,000	2,170,000	700,000	3,400,000

$ 275,270,594	$ 308,301,323	$474,757,193	$234,869,291	$ 53,869,927	$197,959,443
10,267,250	19,284,466	13,613,026	10,790,612	1,660,358	4,832,910
$ 285,537,844	$ 327,585,789	$488,370,219	$245,659,903	$ 55,530,285	$202,792,353
$ 29,801,357	$ 36,471,671	$ 50,180,133	$ 35,434,940	$ 2,587,675	$ 11,021,766
129

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$120,525,459	$ 799,967,673
Investments in affiliated issuers, at value	519,021	358,660,149
Total Investments	121,044,480	1,158,627,822
Cash	—	45,730
Receivable for investments sold	—	22,710,253
Receivable for fund shares sold	—	28,485
Dividends receivable — unaffiliated issuers	122,385	1,817,932
Dividends receivable — affiliated issuers	49	963,544
Securities lending income receivable — unaffiliated issuers	169	—
Securities lending income receivable — affiliated issuers	135	98,971
TOTAL ASSETS	121,167,218	1,184,292,737
LIABILITIES
Payable upon return of securities loaned	403,993	38,730,444
Payable for investments purchased	—	23,625,131
Advisory fee payable	20,087	421,331
Trustees’ fees and expenses payable	126	421
Accrued expenses and other liabilities	45	—
TOTAL LIABILITIES	424,251	62,777,327
NET ASSETS	$120,742,967	$1,121,515,410
NET ASSETS CONSIST OF:
Paid-in Capital	$141,937,407	$1,211,918,274
Total distributable earnings (loss)	(21,194,440)	(90,402,864)
NET ASSETS	$120,742,967	$1,121,515,410
NET ASSET VALUE PER SHARE
Net asset value per share	$ 71.03	$ 41.54
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,700,000	27,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$130,534,336	$ 824,924,089
Investments in affiliated issuers	518,995	369,876,635
Total cost of investments	$131,053,331	$1,194,800,724
* Includes investments in securities on loan, at value	$ 625,657	$ 38,258,475
See accompanying notes to financial statements.
130

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131

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 116,525	$ 2,709,337	$ 12,916,695
Dividend income — affiliated issuers	474	1,708	23,218
Unaffiliated securities lending income	14,219	653	5,690
Affiliated securities lending income	47,728	7,914	8,830
Foreign taxes withheld	—	(119,249)	(2,391)
TOTAL INVESTMENT INCOME (LOSS)	178,946	2,600,363	12,952,042
EXPENSES
Advisory fee	323,783	428,694	892,794
Trustees’ fees and expenses	1,034	1,233	7,457
Miscellaneous expenses	53	11	133
TOTAL EXPENSES	324,870	429,938	900,384
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	324,870	429,938	900,384
NET INVESTMENT INCOME (LOSS)	$ (145,924)	$ 2,170,425	$ 12,051,658
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,940,364)	(1,270,430)	(16,320,884)
Investments — affiliated issuers	(11)	6	(8,136)
In-kind redemptions — unaffiliated issuers	10,593,651	3,723,243	47,503,619
In-kind redemptions — affiliated issuers	—	—	22,929
Foreign currency transactions	—	(6,135)	—
Futures contracts	—	22,468	—
Net realized gain (loss)	8,653,276	2,469,152	31,197,528
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	18,373,712	(10,439,113)	(15,219,119)
Investments — affiliated issuers	—	—	24,367
Foreign currency translations	—	(360)	9
Futures contracts	—	5,150	—
Net change in unrealized appreciation/depreciation	18,373,712	(10,434,323)	(15,194,743)
NET REALIZED AND UNREALIZED GAIN (LOSS)	27,026,988	(7,965,171)	16,002,785
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$26,881,064	$ (5,794,746)	$ 28,054,443
* Includes foreign capital gain taxes	$ —	$ (787)	$ —
** Includes foreign deferred taxes	$ —	$ (9,126)	$ —
See accompanying notes to financial statements.
132

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$ 3,610,282	$ 8,543,013	$ 763,133	$ 1,428,483	$ 557,351	$ 18,200,835
7,716	20,629	20,101	2,407	4,062	26,916
5,851	3,518	1,523	47,958	8,051	6,381
4,924	6,242	1,153	85,198	27,644	2,933
(94,457)	—	—	—	—	—
3,534,316	8,573,402	785,910	1,564,046	597,108	18,237,065

1,276,411	1,109,451	117,376	1,902,544	305,713	2,868,121
4,348	5,793	309	8,325	1,231	12,373
501	—	56	482	85	589
1,281,260	1,115,244	117,741	1,911,351	307,029	2,881,083
—	(221,890)	—	—	—	—
1,281,260	893,354	117,741	1,911,351	307,029	2,881,083
$ 2,253,056	$ 7,680,048	$ 668,169	$ (347,305)	$ 290,079	$ 15,355,982

(1,243,860)	(3,310,996)	(146,882)	(36,292,744)	(3,851,978)	(18,317,844)
(742)	(20,366)	(108,064)	(44)	(6)	(2,202)
79,446,270	17,692,143	(1,073,519)	88,692,957	3,387,813	30,986,156
—	5,585	(53,406)	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
78,201,668	14,366,366	(1,381,871)	52,400,169	(464,171)	12,666,110

42,722,664	16,127,936	(34,395)	(19,588,030)	3,062,490	(179,039,146)
65	44,142	279,026	35	66	251
—	—	—	—	—	—
—	—	—	—	—	—
42,722,729	16,172,078	244,631	(19,587,995)	3,062,556	(179,038,895)
120,924,397	30,538,444	(1,137,240)	32,812,174	2,598,385	(166,372,785)
$123,177,453	$38,218,492	$ (469,071)	$ 32,464,869	$ 2,888,464	$(151,016,803)
$ —	$ —	$ —	$ —	$ —	$ —
$ —	$ —	$ —	$ —	$ —	$ —
133

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 100,293	$ 7,742,824	$ 2,618,998
Dividend income — affiliated issuers	911	12,739	2,713
Unaffiliated securities lending income	16,912	84,402	103,767
Affiliated securities lending income	63,891	398,358	282,486
Foreign taxes withheld	—	—	(29,514)
TOTAL INVESTMENT INCOME (LOSS)	182,007	8,238,323	2,978,450
EXPENSES
Advisory fee	75,240	1,493,010	444,512
Trustees’ fees and expenses	411	5,357	1,741
Miscellaneous expenses	39	454	217
TOTAL EXPENSES	75,690	1,498,821	446,470
NET INVESTMENT INCOME (LOSS)	$ 106,317	$ 6,739,502	$ 2,531,980
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(5,720,356)	(155,664,138)	(140,258,043)
Investments — affiliated issuers	(26)	(1,080)	(150)
In-kind redemptions — unaffiliated issuers	2,378,501	8,255,133	7,446,654
Net realized gain (loss)	(3,341,881)	(147,410,085)	(132,811,539)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,616,417	232,048	10,869,110
Investments — affiliated issuers	19	37	32
Net change in unrealized appreciation/depreciation	4,616,436	232,085	10,869,142
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,274,555	(147,178,000)	(121,942,397)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 1,380,872	$(140,438,498)	$(119,410,417)
See accompanying notes to financial statements.
134

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Telecom ETF

$ 1,810,631	$ 4,212,924	$ 3,598,191	$ 1,472,644	$ 548,023
4,431	10,801	7,477	3,864	1,281
39,268	53,746	44,075	39,151	5,292
256,733	1,149,984	50,326	120,207	4,896
—	—	—	—	—
2,111,063	5,427,455	3,700,069	1,635,866	559,492

726,692	934,068	1,434,307	781,414	172,671
2,545	3,446	5,405	3,443	732
226	377	230	124	97
729,463	937,891	1,439,942	784,981	173,500
$ 1,381,600	$ 4,489,564	$ 2,260,127	$ 850,885	$ 385,992

(54,010,445)	(38,161,059)	(4,310,268)	(6,850,921)	(2,707,825)
(482)	(1,035)	(449)	(251)	(57)
48,091,105	17,238,646	81,906,003	36,657,468	1,550,414
(5,919,822)	(20,923,448)	77,595,286	29,806,296	(1,157,468)

21,489,904	6,213,124	24,449,440	(317,906)	3,485,482
163	122	—	72	26
21,490,067	6,213,246	24,449,440	(317,834)	3,485,508
15,570,245	(14,710,202)	102,044,726	29,488,462	2,328,040
$ 16,951,845	$(10,220,638)	$104,304,853	$30,339,347	$ 2,714,032
135

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 1,605,589	$ 3,633,673	$ 41,307,832
Dividend income — affiliated issuers	3,343	3,840	16,884,313
Unaffiliated securities lending income	64,139	2,813	12,885
Affiliated securities lending income	20,172	2,906	1,521,466
TOTAL INVESTMENT INCOME (LOSS)	1,693,243	3,643,232	59,726,496
EXPENSES
Advisory fee	442,067	369,461	4,601,714
Trustees’ fees and expenses	1,641	2,834	13,688
Miscellaneous expenses	142	—	524
TOTAL EXPENSES	443,850	372,295	4,615,926
NET INVESTMENT INCOME (LOSS)	$ 1,249,393	$ 3,270,937	$ 55,110,570
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(7,150,381)	(9,549,140)	(13,282,681)
Investments — affiliated issuers	(298)	92	(4,025,565)
In-kind redemptions — unaffiliated issuers	4,079,420	46,082,418	(10,962,063)
In-kind redemptions — affiliated issuers	—	—	(4,180,125)
Net realized gain (loss)	(3,071,259)	36,533,370	(32,450,434)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(6,467,405)	(40,033,652)	(26,135,207)
Investments — affiliated issuers	127	26	(10,534,822)
Net change in unrealized appreciation/depreciation	(6,467,278)	(40,033,626)	(36,670,029)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(9,538,537)	(3,500,256)	(69,120,463)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(8,289,144)	$ (229,319)	$(14,009,893)
See accompanying notes to financial statements.
136

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137

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (145,924)	$ 52,200	$ 2,170,425	$ 2,381,236
Net realized gain (loss)	8,653,276	(1,681,975)	2,469,152	6,069,207
Net change in unrealized appreciation/depreciation	18,373,712	4,486,509	(10,434,323)	(3,096,170)
Net increase (decrease) in net assets resulting from operations	26,881,064	2,856,734	(5,794,746)	5,354,273
Net equalization credits and charges	(250,150)	(76,967)	(9,733)	(26,916)
Distributions to shareholders	(88,201)	(928,241)	(2,189,039)	(2,331,114)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	90,018,047	78,126,624	4,261,663	12,794,235
Cost of shares redeemed	(42,582,029)	(44,190,909)	(9,794,647)	(14,999,406)
Net income equalization	250,150	76,967	9,733	26,916
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	47,686,168	34,012,682	(5,523,251)	(2,178,255)
Contribution from Affiliate (Note 4)	—	—	—	21,290
Net increase (decrease) in net assets during the period	74,228,881	35,864,208	(13,516,769)	839,278
Net assets at beginning of period	73,978,213	38,114,005	91,549,599	90,710,321
NET ASSETS AT END OF PERIOD	$148,207,094	$ 73,978,213	$ 78,032,830	$ 91,549,599
SHARES OF BENEFICIAL INTEREST:
Shares sold	720,000	800,000	50,000	150,000
Shares redeemed	(400,000)	(500,000)	(125,000)	(175,000)
Net increase (decrease) from share transactions	320,000	300,000	(75,000)	(25,000)
See accompanying notes to financial statements.
138

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 12,051,658	$ 3,507,909	$ 2,253,056	$ 4,355,794	$ 7,680,048	$ 5,406,466
31,197,528	6,042,548	78,201,668	160,162,730	14,366,366	11,650,238
(15,194,743)	16,585,506	42,722,729	(243,313,146)	16,172,078	18,160,137
28,054,443	26,135,963	123,177,453	(78,794,622)	38,218,492	35,216,841
2,287,093	1,088,783	(106,350)	(575,672)	419,680	115,694
(13,681,742)	(4,267,560)	(2,423,946)	(101,484,175)	(8,142,058)	(5,768,140)

687,923,876	284,125,031	115,309,221	203,355,952	220,607,983	90,803,013
(278,579,888)	(50,945,737)	(261,789,799)	(569,292,828)	(48,375,742)	(36,866,106)
(2,287,093)	(1,088,783)	106,350	575,672	(419,680)	(115,694)
—	—	—	10,545	—	—
407,056,895	232,090,511	(146,374,228)	(365,350,659)	171,812,561	53,821,213
11,452	—	—	—	—	—
423,728,141	255,047,697	(25,727,071)	(546,205,128)	202,308,675	83,385,608
348,227,710	93,180,013	428,679,722	974,884,850	365,270,694	281,885,086
$ 771,955,851	$348,227,710	$ 402,952,651	$ 428,679,722	$567,579,369	$365,270,694

7,870,000	3,460,000	1,425,000	2,650,000	3,020,000	1,350,000
(3,180,000)	(620,000)	(3,275,000)	(7,200,000)	(700,000)	(540,000)
4,690,000	2,840,000	(1,850,000)	(4,550,000)	2,320,000	810,000
139

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 668,169	$ 1,250,300	$ (347,305)	$ 822,684
Net realized gain (loss)	(1,381,871)	10,235,411	52,400,169	46,433,249
Net change in unrealized appreciation/depreciation	244,631	(18,998,818)	(19,587,995)	(54,241,461)
Net increase (decrease) in net assets resulting from operations	(469,071)	(7,513,107)	32,464,869	(6,985,528)
Net equalization credits and charges	(58,727)	(279,473)	76,408	10,700
Distributions to shareholders	(818,832)	(1,350,764)	(21,306)	(854,556)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	2,910,559	5,832,585	318,390,226	631,643,403
Cost of shares redeemed	(17,993,093)	(94,248,268)	(447,581,179)	(479,379,205)
Net income equalization	58,727	279,473	(76,408)	(10,700)
Net increase (decrease) in net assets from beneficial interest transactions	(15,023,807)	(88,136,210)	(129,267,361)	152,253,498
Net increase (decrease) in net assets during the period	(16,370,437)	(97,279,554)	(96,747,390)	144,424,114
Net assets at beginning of period	38,829,483	136,109,037	609,918,005	465,493,891
NET ASSETS AT END OF PERIOD	$ 22,459,046	$ 38,829,483	$ 513,170,615	$ 609,918,005
SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	100,000	3,750,000	7,750,000
Shares redeemed	(350,000)	(1,750,000)	(5,450,000)	(6,250,000)
Net increase (decrease) from share transactions	(300,000)	(1,650,000)	(1,700,000)	1,500,000
See accompanying notes to financial statements.
140

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 290,079	$ 357,807	$ 15,355,982	$ 13,433,129	$ 106,317	$ 203,139
(464,171)	5,474,577	12,666,110	42,535,720	(3,341,881)	3,401,608
3,062,556	(13,788,449)	(179,038,895)	53,788,874	4,616,436	(4,666,528)
2,888,464	(7,956,065)	(151,016,803)	109,757,723	1,380,872	(1,061,781)
196,820	6,124	(524,720)	599,385	(2,059)	(15,478)
(2,347,773)	(349,354)	(14,871,757)	(14,170,201)	(102,807)	(888,555)

25,693,340	89,684,194	300,889,332	769,943,829	11,270,284	49,529,295
(33,095,815)	(87,828,208)	(636,833,348)	(507,289,092)	(22,956,875)	(47,858,227)
(196,820)	(6,124)	524,720	(599,385)	2,059	15,478
(7,599,295)	1,849,862	(335,419,296)	262,055,352	(11,684,532)	1,686,546
(6,861,784)	(6,449,433)	(501,832,576)	358,242,259	(10,408,526)	(279,268)
90,561,102	97,010,535	1,066,342,588	708,100,329	34,771,615	35,050,883
$ 83,699,318	$ 90,561,102	$ 564,510,012	$1,066,342,588	$ 24,363,089	$ 34,771,615

390,000	1,290,000	9,650,000	23,800,000	120,000	540,000
(520,000)	(1,330,000)	(20,350,000)	(16,200,000)	(270,000)	(550,000)
(130,000)	(40,000)	(10,700,000)	7,600,000	(150,000)	(10,000)
141

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,739,502	$ 11,054,944	$ 2,531,980	$ 2,025,326
Net realized gain (loss)	(147,410,085)	(98,255,758)	(132,811,539)	(94,159,483)
Net change in unrealized appreciation/depreciation	232,085	(59,974,372)	10,869,142	(75,699,703)
Net increase (decrease) in net assets resulting from operations	(140,438,498)	(147,175,186)	(119,410,417)	(167,833,860)
Net equalization credits and charges	676,801	755,022	144,376	(30,952)
Distributions to shareholders	(7,430,357)	(11,743,879)	(2,674,734)	(1,966,106)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,179,751,823	1,572,087,539	219,850,958	277,149,812
Cost of shares redeemed	(1,171,338,205)	(1,730,695,271)	(187,902,681)	(323,574,687)
Net income equalization	(676,801)	(755,022)	(144,376)	30,952
Net increase (decrease) in net assets from beneficial interest transactions	7,736,817	(159,362,754)	31,803,901	(46,393,923)
Net increase (decrease) in net assets during the period	(139,455,237)	(317,526,797)	(90,136,874)	(216,224,841)
Net assets at beginning of period	534,978,910	852,505,707	186,698,216	402,923,057
NET ASSETS AT END OF PERIOD	$ 395,523,673	$ 534,978,910	$ 96,561,342	$ 186,698,216
SHARES OF BENEFICIAL INTEREST:
Shares sold	47,000,000	51,600,000	4,240,000	2,185,000
Shares redeemed	(47,200,000)	(56,750,000)	(3,265,000)	(2,620,000)
Net increase (decrease) from share transactions	(200,000)	(5,150,000)	975,000	(435,000)
(a)	On March 31, 2020 the SPDR SPDR S&P Oil & Gas Equipment & Services ETF underwent a 1-for-10 reverse stock split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
142

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 1,381,600	$ 1,641,206	$ 4,489,564	$ 7,053,567	$ 2,260,127	$ 2,599,005
(5,919,822)	(10,453,155)	(20,923,448)	(109,885,901)	77,595,286	23,211,936
21,490,067	(15,868,275)	6,213,246	8,487,945	24,449,440	5,350,003
16,951,845	(24,680,224)	(10,220,638)	(94,344,389)	104,304,853	31,160,944
(95,153)	30,720	37,250	(40,809)	(20,698)	(115,201)
(1,459,576)	(1,938,034)	(4,532,965)	(7,159,538)	(2,299,154)	(2,713,146)

442,635,457	187,283,499	6,042,901,703	9,102,710,896	516,633,916	331,262,324
(427,401,545)	(283,258,786)	(6,025,398,637)	(9,107,297,001)	(411,413,279)	(386,690,838)
95,153	(30,720)	(37,250)	40,809	20,698	115,201
15,329,065	(96,006,007)	17,465,816	(4,545,296)	105,241,335	(55,313,313)
30,726,181	(122,593,545)	2,749,463	(106,090,032)	207,226,336	(26,980,716)
212,716,419	335,309,964	263,037,868	369,127,900	291,185,732	318,166,448
$ 243,442,600	$ 212,716,419	$ 265,787,331	$ 263,037,868	$ 498,412,068	$ 291,185,732

10,900,000	4,350,000	149,500,000	197,000,000	5,150,000	4,400,000
(10,600,000)	(6,800,000)	(149,500,000)	(198,400,000)	(4,150,000)	(5,350,000)
300,000	(2,450,000)	—	(1,400,000)	1,000,000	(950,000)
143

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Telecom ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 850,885	$ 334,454	$ 385,992	$ 1,373,257
Net realized gain (loss)	29,806,296	31,589,618	(1,157,468)	460,510
Net change in unrealized appreciation/depreciation	(317,834)	(8,990,085)	3,485,508	(5,804,451)
Net increase (decrease) in net assets resulting from operations	30,339,347	22,933,987	2,714,032	(3,970,684)
Net equalization credits and charges	(22,367)	(41,664)	(11,318)	(153,927)
Distributions to shareholders	(877,722)	(396,979)	(418,542)	(1,243,213)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	152,968,302	247,616,693	11,180,111	100,076,082
Cost of shares redeemed	(189,866,199)	(109,872,274)	(22,178,529)	(199,777,651)
Net income equalization	22,367	41,664	11,318	153,927
Net increase (decrease) in net assets from beneficial interest transactions	(36,875,530)	137,786,083	(10,987,100)	(99,547,642)
Contribution from Affiliate (Note 4)	—	—	—	—
Net increase (decrease) in net assets during the period	(7,436,272)	160,281,427	(8,702,928)	(104,915,466)
Net assets at beginning of period	249,260,784	88,979,357	57,544,939	162,460,405
NET ASSETS AT END OF PERIOD	$ 241,824,512	$ 249,260,784	$ 48,842,011	$ 57,544,939
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,520,000	2,730,000	175,000	1,400,000
Shares redeemed	(1,940,000)	(1,240,000)	(325,000)	(2,800,000)
Net increase (decrease) from share transactions	(420,000)	1,490,000	(150,000)	(1,400,000)
See accompanying notes to financial statements.
144

SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF		SPDR Wells Fargo® Preferred Stock ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 1,249,393	$ 1,977,250	$ 3,270,937	$ 6,439,543	$ 55,110,570	$ 38,503,828
(3,071,259)	9,792,024	36,533,370	34,691,027	(32,450,434)	(10,559,966)
(6,467,278)	(18,964,162)	(40,033,626)	(18,638,512)	(36,670,029)	8,711,226
(8,289,144)	(7,194,888)	(229,319)	22,492,058	(14,009,893)	36,655,088
22,651	(41,525)	(231,908)	112,813	(701,076)	(184,618)
(1,271,073)	(1,947,157)	(3,221,571)	(23,505,805)	(54,540,154)	(40,198,624)

89,420,779	48,855,475	167,046,079	102,457,293	602,198,275	362,219,105
(48,293,142)	(124,987,972)	(326,734,556)	(149,699,224)	(241,945,544)	(117,654,854)
(22,651)	41,525	231,908	(112,813)	701,076	184,618
41,104,986	(76,090,972)	(159,456,569)	(47,354,744)	360,953,807	244,748,869
—	—	—	—	—	757
31,567,420	(85,274,542)	(163,139,367)	(48,255,678)	291,702,684	241,021,472
148,154,588	233,429,130	283,882,334	332,138,012	829,812,726	588,791,254
$179,722,008	$ 148,154,588	$ 120,742,967	$ 283,882,334	$1,121,515,410	$ 829,812,726

1,800,000	750,000	2,250,000	1,450,000	13,950,000	8,500,000
(820,000)	(2,030,000)	(4,400,000)	(2,200,000)	(6,200,000)	(2,850,000)
980,000	(1,280,000)	(2,150,000)	(750,000)	7,750,000	5,650,000
145

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16*- 6/30/16
Net asset value, beginning of period	$ 105.68	$ 95.29	$ 69.83	$54.83	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.23)	0.08	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	40.41	11.66	27.36	15.99	4.86
Total from investment operations	40.18	11.74	27.56	15.95	4.83
Net equalization credits and charges (a)	(0.40)	(0.11)	(0.74)	0.15	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.10)	(0.26)	(0.29)	—
Net realized gains	—	(1.14)	(1.10)	(0.81)	—
Total distributions	(0.16)	(1.24)	(1.36)	(1.10)	—
Net asset value, end of period	$ 145.30	$105.68	$ 95.29	$69.83	$54.83
Total return (c)	37.68%	12.58%	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$148,207	$73,978	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	(0.20)%	0.08%	0.24%	(0.06)%	(0.12)%(d)
Portfolio turnover rate (e)	35%	43%	34%	78%	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
146

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 85.13	$ 82.43	$ 76.65	$ 64.07	$ 69.67
Income (loss) from investment operations:
Net investment income (loss) (a)	2.07	2.15	1.75	1.54	1.55
Net realized and unrealized gain (loss) (b)	(7.10)	2.67	5.81	12.69	(5.53)
Total from investment operations	(5.03)	4.82	7.56	14.23	(3.98)
Net equalization credits and charges (a)	(0.01)	(0.02)	0.00(c)	(0.03)	(0.03)
Contribution from Affiliate	—	0.02	—	—	—
Distributions to shareholders from:
Net investment income	(2.09)	(2.12)	(1.78)	(1.62)	(1.59)
Net asset value, end of period	$ 78.00	$ 85.13	$ 82.43	$ 76.65	$ 64.07
Total return (d)	(5.97)%	5.94%(e)	9.86%	22.34%	(5.68)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$78,033	$91,550	$90,710	$88,185	$86,521
Ratios to average net assets:
Total expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.53%	2.60%	2.11%	2.18%	2.39%
Portfolio turnover rate (f)	8%	11%	10%	10%	15%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
147

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 86.19	$ 77.65	$ 69.73	$ 61.57	$58.58
Income (loss) from investment operations:
Net investment income (loss) (a)	1.79	1.67	1.44	1.38	1.27
Net realized and unrealized gain (loss) (b)	1.88	7.99	7.82	7.93	3.00
Total from investment operations	3.67	9.66	9.26	9.31	4.27
Net equalization credits and charges (a)	0.34	0.52	0.06	0.22	0.01
Contribution from Affiliate (a)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.77)	(1.64)	(1.36)	(1.37)	(1.28)
Net realized gains	—	—	(0.04)	—	(0.01)
Total distributions	(1.77)	(1.64)	(1.40)	(1.37)	(1.29)
Net asset value, end of period	$ 88.43	$ 86.19	$ 77.65	$ 69.73	$61.57
Total return (d)	4.53%(e)	13.35%	13.41%	15.61%	7.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$771,956	$348,228	$93,180	$41,839	$6,157
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.02%	2.04%	1.90%	2.06%	2.16%
Portfolio turnover rate (f)	21%	18%	18%	23%	17%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2020, the total return would have remained 4.53%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
148

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 72.66	$ 93.29	$ 72.80	$ 52.63	$ 50.26
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	0.56	0.55	0.54	0.49
Net realized and unrealized gain (loss) (c)	26.90	(3.48)	20.98	20.17	2.31
Total from investment operations	27.39	(2.92)	21.53	20.71	2.80
Net equalization credits and charges (b)	(0.02)	(0.07)	0.00(d)	0.00(d)	0.00(d)
Voluntary contribution from Adviser	—	—	—	—	0.06
Other capital	—	0.00(d)	—	—	—
Distributions to shareholders from:
Net investment income	(0.54)	(0.58)	(0.48)	(0.54)	(0.49)
Net realized gains	—	(17.06)	(0.56)	—	—
Total distributions	(0.54)	(17.64)	(1.04)	(0.54)	(0.49)
Net asset value, end of period	$ 99.49	$ 72.66	$ 93.29	$ 72.80	$ 52.63
Total return (e)	37.85%	1.04%	29.71%	39.46%	5.73%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$402,953	$428,680	$974,885	$711,637	$489,477
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.62%	0.68%	0.64%	0.85%	0.94%
Portfolio turnover rate (g)	20%	10%	36%	14%	32%
(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have remained 5.62%.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
149

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 11/30/15*- 6/30/16
Net asset value, beginning of period	$ 71.48	$ 65.55	$ 58.69	$ 50.16	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.28	1.17	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	4.85	5.96	6.84	8.52	0.11
Total from investment operations	6.13	7.13	7.94	9.54	0.69
Net equalization credits and charges (a)	0.07	0.03	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(1.29)	(1.23)	(1.10)	(1.04)	(0.56)
Net realized gains	—	—	(0.02)	0.00(c)	—
Total distributions	(1.29)	(1.23)	(1.12)	(1.04)	(0.56)
Net asset value, end of period	$ 76.39	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Total return (d)	8.77%	11.04%	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$567,579	$365,271	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%	0.25%	0.25%	0.25%	0.25%(e)
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.73%	1.74%	1.72%	1.86%	2.05%(e)
Portfolio turnover rate (f)	4%	6%	5%	4%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
150

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 55.47	$ 57.92	$ 49.10	$ 36.17	$ 50.69
Income (loss) from investment operations:
Net investment income (loss) (a)	1.11	0.97	1.21	1.08	0.94
Net realized and unrealized gain (loss) (b)	1.09	(1.91)	8.83	12.90(c)	(14.51)
Total from investment operations	2.20	(0.94)	10.04	13.98	(13.57)
Net equalization credits and charges (a)	(0.10)	(0.22)	(0.02)	0.03	0.09
Distributions to shareholders from:
Net investment income	(1.42)	(1.29)	(1.20)	(1.08)	(1.04)
Net asset value, end of period	$ 56.15	$ 55.47	$ 57.92	$ 49.10	$ 36.17
Total return (d)	3.93%	(1.86)%	20.43%	39.07%(c)	(26.75)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,459	$38,829	$136,109	$103,116	$84,998
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.99%	1.75%	2.14%	2.45%	2.17%
Portfolio turnover rate (e)	20%	24%	24%	43%	29%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
151

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 81.87	$ 78.23	$ 61.27	$ 47.36	$ 47.03
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.05)	0.11	0.02	0.05	0.13
Net realized and unrealized gain (loss) (c)	7.42	3.64	17.45	13.91	3.41
Total from investment operations	7.37	3.75	17.47	13.96	3.54
Net equalization credits and charges (b)	0.01	0.00(d)	(0.02)	(0.00)(d)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.00)(d)	(0.11)	(0.01)	(0.05)	(0.13)
Net realized gains	—	—	(0.48)	—	(3.08)
Total distributions	(0.00)(d)	(0.11)	(0.49)	(0.05)	(3.21)
Net asset value, end of period	$ 89.25	$ 81.87	$ 78.23	$ 61.27	$ 47.36
Total return (e)	9.02%	4.79%	28.66%	29.49%	7.91%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$513,171	$609,918	$465,494	$140,927	$47,364
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.06)%	0.13%	0.03%	0.09%	0.28%
Portfolio turnover rate (f)	25%	32%	41%	40%	39%
(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
152

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 66.59	$ 69.29	$ 64.40	$ 57.28	$ 65.55
Income (loss) from investment operations:
Net investment income (loss) (b)	0.22	0.23	0.16	0.13	0.13
Net realized and unrealized gain (loss) (c)	2.83	(2.71)	4.89	7.15	(7.83)
Total from investment operations	3.05	(2.48)	5.05	7.28	(7.70)
Net equalization credits and charges (b)	0.15	0.00(d)	(0.00)(d)	(0.03)	(0.00)(d)
Distributions to shareholders from:
Net investment income	(1.74)	(0.22)	(0.16)	(0.13)	(0.11)
Net realized gains	—	—	—	—	(0.46)
Total distributions	(1.74)	(0.22)	(0.16)	(0.13)	(0.57)
Net asset value, end of period	$ 68.05	$ 66.59	$ 69.29	$ 64.40	$ 57.28
Total return (e)	4.68%	(3.59)%	7.87%	12.69%	(11.74)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$83,699	$90,561	$97,011	$115,913	$283,542
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.33%	0.33%	0.25%	0.22%	0.23%
Portfolio turnover rate (f)	25%	35%	32%	34%	36%
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
153

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 34.01	$ 29.81	$ 29.37	$ 23.71	$ 22.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.61	0.55	0.52	0.46	0.43
Net realized and unrealized gain (loss) (c)	(6.65)	4.19	0.43	5.63	0.99
Total from investment operations	(6.04)	4.74	0.95	6.09	1.42
Net equalization credits and charges (b)	(0.02)	0.02	0.02	0.02	0.01
Distributions to shareholders from:
Net investment income	(0.61)	(0.56)	(0.53)	(0.45)	(0.41)
Net asset value, end of period	$ 27.34	$ 34.01	$ 29.81	$ 29.37	$ 23.71
Total return (d)	(17.99)%	16.16%	3.28%	25.92%	6.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$564,510	$1,066,343	$708,100	$885,536	$594,003
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.87%	1.77%	1.71%	1.68%	1.87%
Portfolio turnover rate (e)	19%	21%	24%	26%	32%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
154

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16*- 6/30/16
Net asset value, beginning of period	$ 89.16	$ 87.63	$ 67.40	$52.65	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.36	(0.06)	(0.05)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	12.39	2.84	27.23	15.85	2.65
Total from investment operations	12.80	3.20	27.17	15.80	2.65
Net equalization credits and charges (a)	(0.01)	(0.03)	(0.25)	0.02	—
Distributions to shareholders from:
Net investment income	(0.44)	(0.37)	—	—	—
Net realized gains	—	(1.27)	(6.69)	(1.07)	—
Total distributions	(0.44)	(1.64)	(6.69)	(1.07)	—
Net asset value, end of period	$101.51	$ 89.16	$ 87.63	$67.40	$52.65
Total return (d)	14.46%	3.90%	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,363	$34,772	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	0.49%	0.41%	(0.07)%	(0.08)%	(0.35)%(e)
Portfolio turnover rate (f)	57%	85%	67%	63%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Amount is less than 0.5%.
(h)	Not annualized.
See accompanying notes to financial statements.
155

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 28.38	$ 35.52	$ 29.96	$ 24.37	$ 24.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.39	0.59	0.73	0.23	0.39
Net realized and unrealized gain (loss) (b)	(7.21)	(7.11)	5.51	5.61	(0.04)
Total from investment operations	(6.82)	(6.52)	6.24	5.84	0.35
Net equalization credits and charges (a)	0.04	0.04	0.07	(0.01)	0.09
Distributions to shareholders from:
Net investment income	(0.39)	(0.66)	(0.75)	(0.24)	(0.41)
Net asset value, end of period	$ 21.21	$ 28.38	$ 35.52	$ 29.96	$ 24.37
Total return (c)	(23.98)%	(18.25)%	21.01%	23.93%	2.53%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$395,524	$534,979	$852,506	$692,084	$665,428
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.58%	1.90%	2.12%	0.77%	2.03%
Portfolio turnover rate (d)	41%	28%	32%	51%	57%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
156

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 96.20	$ 169.70	$ 155.00	$ 187.40	$ 260.50
Income (loss) from investment operations:
Net investment income (loss) (b)	1.15	0.90	2.60	1.00	2.70
Net realized and unrealized gain (loss) (c)	(63.13)	(73.50)	14.90	(32.40)	(73.00)
Total from investment operations	(61.98)	(72.60)	17.50	(31.40)	(70.30)
Net equalization credits and charges (b)	0.07	(0.00)(d)	0.20	(0.00)(d)	0.10
Contribution from Affiliate	—	—	0.00(d)	—	—
Distributions to shareholders from:
Net investment income	(1.16)	(0.90)	(3.00)	(1.00)	(2.90)
Net asset value, end of period	$ 33.13	$ 96.20	$ 169.70	$ 155.00	$ 187.40
Total return (e)	(64.70)%	(42.79)%	11.48%	(16.88)%	(26.87)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$96,561	$186,698	$402,923	$258,000	$238,941
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.99%	0.73%	1.62%	0.50%	1.45%
Portfolio turnover rate (f)	51%	34%	44%	34%	51%
(a)	On March 30, 2020. SPDR S&P Oil & Gas Equipment & Services ETF underwent 1-for-10 reverse stock split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
157

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 39.76	$ 42.99	$ 43.04	$ 41.84	$ 62.34
Income (loss) from investment operations:
Net investment income (loss) (b)	0.27	0.24	0.25	0.25	0.26
Net realized and unrealized gain (loss) (c)	3.37	(3.17)	(0.04)	1.21	(17.20)
Total from investment operations	3.64	(2.93)	0.21	1.46	(16.94)
Net equalization credits and charges (b)	(0.02)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Voluntary contribution from Adviser	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.29)	(0.30)	(0.26)	(0.26)	(0.24)
Net realized gains	—	—	—	—	(3.32)
Total distributions	(0.29)	(0.30)	(0.26)	(0.26)	(3.56)
Net asset value, end of period	$ 43.09	$ 39.76	$ 42.99	$ 43.04	$ 41.84
Total return (e)	9.18%	(6.83)%	0.46%	3.50%	(28.21)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$243,443	$212,716	$335,310	$454,110	$508,393
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.67%	0.57%	0.60%	0.58%	0.51%
Portfolio turnover rate (f)	31%	42%	46%	41%	69%
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
158

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 42.42	$ 48.57	$ 40.72	$ 41.97	$ 49.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.68	0.69	0.73	0.61	0.53
Net realized and unrealized gain (loss) (c)	0.42	(6.18)	7.85	(1.17)	(7.36)
Total from investment operations	1.10	(5.49)	8.58	(0.56)	(6.83)
Net equalization credits and charges (b)	0.01	(0.00)(d)	(0.06)	(0.09)	0.01
Distributions to shareholders from:
Net investment income	(0.66)	(0.66)	(0.67)	(0.60)	(0.54)
Net asset value, end of period	$ 42.87	$ 42.42	$ 48.57	$ 40.72	$ 41.97
Total return (e)	2.74%	(11.33)%	21.07%	(1.59)%	(13.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$265,787	$263,038	$369,128	$443,807	$491,027
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.68%	1.47%	1.66%	1.40%	1.16%
Portfolio turnover rate (f)	43%	45%	43%	33%	41%
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
159

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 84.40	$ 72.31	$ 61.70	$ 44.48	$ 43.06
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.66	0.55	0.41	0.30
Net realized and unrealized gain (loss) (c)	27.60	12.18	10.59	17.21	1.41
Total from investment operations	28.14	12.84	11.14	17.62	1.71
Net equalization credits and charges (b)	(0.00)	(0.03)	(0.01)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.54)	(0.72)	(0.52)	(0.39)	(0.30)
Net asset value, end of period	$ 112.00	$ 84.40	$ 72.31	$ 61.70	$ 44.48
Total return (d)	33.43%	17.86%	18.04%	39.67%	4.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$498,412	$291,186	$318,166	$311,598	$195,692
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.55%	0.88%	0.79%	0.72%	0.72%
Portfolio turnover rate (e)	21%	32%	29%	37%	50%
(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
160

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 96.24	$ 80.89	$ 62.58	$ 50.60	$ 51.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.37	0.19	0.14	0.42	0.24
Net realized and unrealized gain (loss) (c)	15.25	15.40	18.48	11.98	(0.49)
Total from investment operations	15.62	15.59	18.62	12.40	(0.25)
Net equalization credits and charges (b)	(0.01)	(0.02)	0.00(d)	0.01	(0.00)(d)
Distributions to shareholders from:
Net investment income	(0.41)	(0.22)	(0.13)	(0.43)	(0.23)
Net realized gains	—	—	(0.18)	—	(0.09)
Total distributions	(0.41)	(0.22)	(0.31)	(0.43)	(0.32)
Net asset value, end of period	$ 111.44	$ 96.24	$ 80.89	$ 62.58	$ 50.60
Total return (e)	16.34%	19.30%	29.83%	24.62%	(0.46)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$241,825	$249,261	$88,979	$59,450	$45,542
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.38%	0.21%	0.19%	0.74%	0.49%
Portfolio turnover rate (f)	31%	47%	29%	29%	62%
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
161

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 67.70	$ 72.20	$ 70.47	$ 58.39	$ 57.47
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.80	1.56	1.02	0.76
Net realized and unrealized gain (loss) (b)	2.15	(4.43)	1.75	11.92	1.05
Total from investment operations	2.68	(3.63)	3.31	12.94	1.81
Net equalization credits and charges (a)	(0.02)	(0.09)	0.12	0.04	(0.10)
Distributions to shareholders from:
Net investment income	(0.59)	(0.78)	(1.70)	(0.90)	(0.79)
Net asset value, end of period	$ 69.77	$ 67.70	$ 72.20	$ 70.47	$ 58.39
Total return (c)	3.98%	(5.17)%	4.97%	22.25%	3.04%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,842	$57,545	$162,460	$77,517	$23,355
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.78%	1.12%	2.21%	1.47%	1.37%
Portfolio turnover rate (d)	44%	35%	33%	46%	33%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
162

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 61.22	$ 63.09	$ 55.40	$ 43.63	$ 48.48
Income (loss) from investment operations:
Net investment income (loss) (b)	0.57	0.67	0.49	0.37	0.30
Net realized and unrealized gain (loss) (c)	(8.36)	(1.82)	7.68	11.76	(4.63)
Total from investment operations	(7.79)	(1.15)	8.17	12.13	(4.33)
Net equalization credits and charges (b)	0.01	(0.01)	(0.00)(d)	0.01	(0.01)
Distributions to shareholders from:
Net investment income	(0.58)	(0.71)	(0.48)	(0.37)	(0.31)
Net realized gains	—	—	—	—	(0.20)
Total distributions	(0.58)	(0.71)	(0.48)	(0.37)	(0.51)
Net asset value, end of period	$ 52.86	$ 61.22	$ 63.09	$ 55.40	$ 43.63
Total return (e)	(12.74)%	(1.80)%	14.74%	27.87%	(8.92)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$179,722	$148,155	$233,429	$182,818	$170,163
Ratios to average net assets:
Total expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.99%	1.09%	0.79%	0.71%	0.66%
Portfolio turnover rate (f)	29%	18%	27%	29%	32%
(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
163

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16*- 6/30/16
Net asset value, beginning of period	$ 73.74	$ 72.20	$ 66.97	$ 62.82	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.29	1.48	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	(2.51)	4.78	7.73	7.12	2.78
Total from investment operations	(1.22)	6.26	9.11	8.37	3.13
Net equalization credits and charges (a)	(0.09)	0.03	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(1.40)	(1.74)	(1.38)	(1.26)	(0.35)
Net realized gains	—	(3.01)	(2.51)	(2.97)	—
Total distributions	(1.40)	(4.75)	(3.89)	(4.23)	(0.35)
Net asset value, end of period	$ 71.03	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Total return (c)	(1.71)%	9.60%	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$120,743	$283,882	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.77%	2.06%	1.95%	1.93%	1.79%(d)
Portfolio turnover rate (e)	69%	53%	46%	49%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
164

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 43.11	$ 43.29	$ 45.00	$ 45.98	$ 43.32
Income (loss) from investment operations:
Net investment income (loss) (a)	2.31	2.41	2.46	2.41	2.51
Net realized and unrealized gain (loss) (b)	(1.53)	(0.02)	(1.93)	(0.93)	2.48
Total from investment operations	0.78	2.39	0.53	1.48	4.99
Net equalization credits and charges (a)	(0.03)	(0.01)	0.04	(0.01)	0.12
Contribution from Affiliate	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(2.32)	(2.56)	(2.28)	(2.45)	(2.45)
Net asset value, end of period	$ 41.54	$ 43.11	$ 43.29	$ 45.00	$ 45.98
Total return (d)	1.67%	5.86%(e)	1.34%	3.45%	12.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,121,515	$829,813	$588,791	$537,704	$565,508
Ratios to average net assets:
Total expenses	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.39%	5.72%	5.60%	5.41%	5.61%
Portfolio turnover rate (f)	36%	35%	52%	31%	31%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
165

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act, with the exception of SPDR Wells Fargo Preferred Stock ETF which is a diversified investment company
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a
166

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain
167

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2020:
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactorsSM ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more
168

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
Certain Funds may enter into futures contracts to meet their objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2020, the SPDR Global Dow ETF entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$5,155	$—	$5,155
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$22,468	$—	$22,468
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Global Dow ETF
Futures Contracts	$—	$—	$—	$5,150	$—	$5,150
169

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2020. The waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2020, so that the net annual fund operating expenses before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Fund's Board.
170

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
On September 25, 2018, State Street agreed to make a contribution of $21,290 to the SPDR Global Dow ETF in connection with a portfolio accounting matter.
On March 14, 2019, State Street agreed to make a contribution of $757 to the SPDR Wells Fargo Preferred Stock ETF in connection with a portfolio accounting matter.
On July 8, 2019, State Street agreed to make a contribution of $11,452 to the SPDR MSCI USA Strategicfactors ETF in connection with a corporate action processing adjustment.
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
171

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 26,305,917	$ 26,026,002
SPDR Global Dow ETF	7,352,553	7,034,077
SPDR MSCI USA StrategicFactorsSM ETF	134,933,596	122,880,417
SPDR NYSE Technology ETF	72,279,839	72,185,668
SPDR S&P 500 Fossil Fuel Reserves Free ETF	20,112,966	16,242,949
SPDR S&P Capital Markets ETF	6,744,765	6,588,879
SPDR S&P Health Care Equipment ETF	136,915,850	135,273,178
SPDR S&P Health Care Services ETF	21,990,673	22,796,299
SPDR S&P Insurance ETF	155,011,289	154,200,141
SPDR S&P Internet ETF	12,975,215	12,435,353
SPDR S&P Metals & Mining ETF	167,801,173	168,578,330
SPDR S&P Oil & Gas Equipment & Services ETF	65,696,628	65,642,691
SPDR S&P Pharmaceuticals ETF	73,790,428	64,322,648
SPDR S&P Retail ETF	118,715,925	117,474,007
SPDR S&P Semiconductor ETF	87,947,659	86,869,733
SPDR S&P Software & Services ETF	71,565,302	69,745,535
SPDR S&P Telecom ETF	22,813,067	21,751,394
SPDR S&P Transportation ETF	37,014,624	38,972,834
SPDR SSGA Gender Diversity Index ETF	126,389,144	123,439,523
SPDR Wells Fargo® Preferred Stock ETF	367,944,152	371,390,614
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 90,071,079	$ 43,085,028	$ 10,593,651
SPDR Global Dow ETF	4,182,196	9,962,424	3,723,243
SPDR MSCI USA StrategicFactorsSM ETF	664,649,829	268,020,078	47,526,548
SPDR NYSE Technology ETF	111,174,297	257,763,423	79,446,270
SPDR S&P 500 Fossil Fuel Reserves Free ETF	217,958,554	48,189,727	17,697,728
SPDR S&P Capital Markets ETF	2,910,152	17,990,166	(1,126,925)
SPDR S&P Health Care Equipment ETF	314,330,130	445,933,992	88,692,957
SPDR S&P Health Care Services ETF	23,158,162	30,750,935	3,387,813
SPDR S&P Insurance ETF	275,312,582	610,066,141	30,986,156
SPDR S&P Internet ETF	11,281,896	23,431,407	2,378,501
SPDR S&P Metals & Mining ETF	981,561,871	973,125,752	8,255,133
SPDR S&P Oil & Gas Equipment & Services ETF	181,985,802	150,043,940	7,446,654
SPDR S&P Pharmaceuticals ETF	414,828,912	402,058,150	48,091,105
SPDR S&P Retail ETF	4,162,598,351	4,144,824,100	17,238,646
SPDR S&P Semiconductor ETF	494,741,384	390,918,996	81,906,003
SPDR S&P Software & Services ETF	148,082,039	186,626,302	36,657,468
SPDR S&P Telecom ETF	11,073,573	21,968,779	1,550,414
172

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Transportation ETF	$ 83,526,459	$ 42,398,974	$ 4,079,420
SPDR SSGA Gender Diversity Index ETF	165,190,886	326,381,296	46,082,418
SPDR Wells Fargo® Preferred Stock ETF	587,186,894	228,303,860	(15,142,188)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, corporate actions, interest accrual on bonds, preferred securities interest sold, passive foreign investment companies, foreign currencies, distributions in excess of current earnings, wash sale loss deferrals, partnership basis adjustments and return of capital basis adjustment.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 88,201	$—	$ 88,201
SPDR Global Dow ETF	2,189,039	—	2,189,039
SPDR MSCI USA StrategicFactorsSM ETF	13,681,742	—	13,681,742
SPDR NYSE Technology ETF	2,423,946	—	2,423,946
SPDR S&P 500 Fossil Fuel Reserves Free ETF	8,142,058	—	8,142,058
SPDR S&P Capital Markets ETF	818,832	—	818,832
SPDR S&P Health Care Equipment ETF	21,306	—	21,306
173

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Ordinary Income	Long-Term Capital Gains	Total
SPDR S&P Health Care Services ETF	$ 2,347,773	$—	$ 2,347,773
SPDR S&P Insurance ETF	14,871,757	—	14,871,757
SPDR S&P Internet ETF	102,807	—	102,807
SPDR S&P Metals & Mining ETF	7,430,357	—	7,430,357
SPDR S&P Oil & Gas Equipment & Services ETF	2,674,734	—	2,674,734
SPDR S&P Pharmaceuticals ETF	1,459,576	—	1,459,576
SPDR S&P Retail ETF	4,532,965	—	4,532,965
SPDR S&P Semiconductor ETF	2,299,154	—	2,299,154
SPDR S&P Software & Services ETF	877,722	—	877,722
SPDR S&P Telecom ETF	418,542	—	418,542
SPDR S&P Transportation ETF	1,271,073	—	1,271,073
SPDR SSGA Gender Diversity Index ETF	3,221,571	—	3,221,571
SPDR Wells Fargo® Preferred Stock ETF	54,540,154	—	54,540,154
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR FactSet Innovative Technology ETF	$ 799,182	$ 129,059	$ 928,241
SPDR Global Dow ETF	2,331,114	—	2,331,114
SPDR MSCI USA StrategicFactorsSM ETF	4,267,560	—	4,267,560
SPDR NYSE Technology ETF	24,053,334	77,430,841	101,484,175
SPDR S&P 500 Fossil Fuel Reserves Free ETF	5,768,140	—	5,768,140
SPDR S&P Capital Markets ETF	1,350,764	—	1,350,764
SPDR S&P Health Care Equipment ETF	854,556	—	854,556
SPDR S&P Health Care Services ETF	349,354	—	349,354
SPDR S&P Insurance ETF	14,170,201	—	14,170,201
SPDR S&P Internet ETF	888,555	—	888,555
SPDR S&P Metals & Mining ETF	11,743,879	—	11,743,879
SPDR S&P Oil & Gas Equipment & Services ETF	1,966,106	—	1,966,106
SPDR S&P Pharmaceuticals ETF	1,938,034	—	1,938,034
SPDR S&P Retail ETF	7,159,538	—	7,159,538
SPDR S&P Semiconductor ETF	2,713,146	—	2,713,146
SPDR S&P Software & Services ETF	396,979	—	396,979
SPDR S&P Telecom ETF	1,243,213	—	1,243,213
SPDR S&P Transportation ETF	1,947,157	—	1,947,157
SPDR SSGA Gender Diversity Index ETF	15,420,086	8,085,719	23,505,805
SPDR Wells Fargo® Preferred Stock ETF	40,198,624	—	40,198,624
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR FactSet Innovative Technology ETF	$227,994	$(10,204,741)	$—	$ 23,918,025	$—	$ 13,941,278
SPDR Global Dow ETF	92,690	(8,558,468)	—	148,429	—	(8,317,349)
SPDR MSCI USA StrategicFactorsSM ETF	—	(19,963,044)	—	5,028,676	—	(14,934,368)
SPDR NYSE Technology ETF	170,063	(32,421,789)	—	111,803,975	—	79,552,249
174

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P 500 Fossil Fuel Reserves Free ETF	$ —	$ (5,263,766)	$—	$ 72,869,516	$—	$ 67,605,750
SPDR S&P Capital Markets ETF	—	(44,049,485)	—	(3,643,553)	—	(47,693,038)
SPDR S&P Health Care Equipment ETF	—	(91,151,235)	—	(22,137,494)	—	(113,288,729)
SPDR S&P Health Care Services ETF	177,269	(42,343,547)	—	(6,816,816)	—	(48,983,094)
SPDR S&P Insurance ETF	484,225	(66,154,644)	—	(143,805,404)	—	(209,475,823)
SPDR S&P Internet ETF	3,510	(8,191,194)	—	(670,826)	—	(8,858,510)
SPDR S&P Metals & Mining ETF	—	(1,242,259,840)	—	(164,959,996)	—	(1,407,219,836)
SPDR S&P Oil & Gas Equipment & Services ETF	—	(537,225,008)	—	(90,727,629)	—	(627,952,637)
SPDR S&P Pharmaceuticals ETF	—	(319,734,753)	—	(32,067,857)	—	(351,802,610)
SPDR S&P Retail ETF	1,397,667	(437,650,216)	—	(42,916,300)	—	(479,168,849)
SPDR S&P Semiconductor ETF	—	(54,008,329)	—	22,944,763	—	(31,063,566)
SPDR S&P Software & Services ETF	123,834	(8,943,658)	—	6,536,717	—	(2,283,107)
SPDR S&P Telecom ETF	—	(27,783,643)	—	(5,136,282)	—	(32,919,925)
SPDR S&P Transportation ETF	—	(48,087,301)	—	(18,682,681)	—	(66,769,982)
SPDR SSGA Gender Diversity Index ETF	49,366	(11,153,242)	—	(10,090,564)	—	(21,194,440)
SPDR Wells Fargo® Preferred Stock ETF	7,021,705	(56,820,873)	—	(40,603,696)	—	(90,402,864)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR FactSet Innovative Technology ETF	$ 8,018,633	$ 2,186,108
SPDR Global Dow ETF	—	8,558,468
SPDR MSCI USA StrategicFactorsSM ETF	13,499,066	6,463,978
SPDR NYSE Technology ETF	14,193,915	18,227,874
SPDR S&P 500 Fossil Fuel Reserves Free ETF	2,516,362	2,747,404
SPDR S&P Capital Markets ETF	5,983,313	38,066,172
SPDR S&P Health Care Equipment ETF	61,420,937	29,730,298
SPDR S&P Health Care Services ETF	11,800,655	30,542,892
SPDR S&P Insurance ETF	18,873,981	47,280,663
SPDR S&P Internet ETF	3,627,053	4,564,141
SPDR S&P Metals & Mining ETF	381,931,597	860,328,243
SPDR S&P Oil & Gas Equipment & Services ETF	170,527,954	366,697,054
SPDR S&P Pharmaceuticals ETF	97,322,461	222,412,292
SPDR S&P Retail ETF	200,956,067	236,694,149
SPDR S&P Semiconductor ETF	21,056,793	32,951,536
SPDR S&P Software & Services ETF	4,416,237	4,527,421
SPDR S&P Telecom ETF	10,344,559	17,439,084
SPDR S&P Transportation ETF	9,996,513	38,090,788
SPDR SSGA Gender Diversity Index ETF	7,232,903	3,920,339
SPDR Wells Fargo® Preferred Stock ETF	30,585,865	26,235,008
175

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and derivative instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 139,638,483	$ 29,304,547	$ 5,386,522	$ 23,918,025
SPDR Global Dow ETF	78,445,069	17,987,014	17,822,096	164,918
SPDR MSCI USA StrategicFactorsSM ETF	767,627,079	51,419,352	46,390,676	5,028,676
SPDR NYSE Technology ETF	291,115,869	120,314,422	8,510,447	111,803,975
SPDR S&P 500 Fossil Fuel Reserves Free ETF	495,026,775	105,572,430	32,702,914	72,869,516
SPDR S&P Capital Markets ETF	26,428,684	2,332,484	5,976,037	(3,643,553)
SPDR S&P Health Care Equipment ETF	566,543,604	49,473,280	71,610,775	(22,137,495)
SPDR S&P Health Care Services ETF	91,897,384	5,884,857	12,701,674	(6,816,817)
SPDR S&P Insurance ETF	707,980,998	11,900,124	155,705,528	(143,805,404)
SPDR S&P Internet ETF	28,339,094	3,280,792	3,951,618	(670,826)
SPDR S&P Metals & Mining ETF	575,934,067	8,705,413	173,665,409	(164,959,996)
SPDR S&P Oil & Gas Equipment & Services ETF	192,366,742	32	90,727,661	(90,727,629)
SPDR S&P Pharmaceuticals ETF	285,606,979	11,813,804	43,881,661	(32,067,857)
SPDR S&P Retail ETF	327,636,171	4,190,956	47,107,256	(42,916,300)
SPDR S&P Semiconductor ETF	488,418,641	41,749,615	18,804,852	22,944,763
SPDR S&P Software & Services ETF	245,985,528	29,306,146	22,769,429	6,536,717
SPDR S&P Telecom ETF	55,569,967	4,794,435	9,930,718	(5,136,283)
SPDR S&P Transportation ETF	203,027,482	11,169,194	29,851,875	(18,682,681)
SPDR SSGA Gender Diversity Index ETF	131,135,044	9,553,109	19,643,673	(10,090,564)
SPDR Wells Fargo® Preferred Stock ETF	1,199,231,518	2,334,682	42,938,378	(40,603,696)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
176

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 22,768,986	$ 15,310,360	$ 7,654,016	$ 22,964,376
SPDR Global Dow ETF	1,909,720	868,777	1,155,717	2,024,494
SPDR MSCI USA StrategicFactorsSM ETF	1,479,157	1,404,448	109,039	1,513,487
SPDR NYSE Technology ETF	207,977	—	207,158	207,158
SPDR S&P 500 Fossil Fuel Reserves Free ETF	798,391	680,077	134,288	814,365
SPDR S&P Capital Markets ETF	353,395	335,668	17,500	353,168
SPDR S&P Health Care Equipment ETF	58,218,788	31,250,159	26,976,181	58,226,340
SPDR S&P Health Care Services ETF	4,822,851	1,401,093	3,526,856	4,927,949
SPDR S&P Internet ETF	4,258,794	3,307,256	959,493	4,266,749
SPDR S&P Metals & Mining ETF	19,699,343	15,717,149	4,848,796	20,565,945
SPDR S&P Oil & Gas Equipment & Services ETF	5,854,169	5,102,766	950,098	6,052,864
SPDR S&P Pharmaceuticals ETF	29,801,357	10,117,542	19,280,089	29,397,631
SPDR S&P Retail ETF	36,471,671	19,064,864	18,502,195	37,567,059
SPDR S&P Semiconductor ETF	50,180,133	12,851,418	37,421,810	50,273,228
SPDR S&P Software & Services ETF	35,434,940	10,181,710	25,357,530	35,539,240
SPDR S&P Telecom ETF	2,587,675	1,586,316	1,089,033	2,675,349
SPDR S&P Transportation ETF	11,021,766	4,645,273	6,683,008	11,328,281
SPDR SSGA Gender Diversity Index ETF	625,657	403,993	236,168	640,161
SPDR Wells Fargo® Preferred Stock ETF	38,258,475	38,730,444	710,182	39,440,626
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$15,310,360	$—	$—	$—	$15,310,360	$15,310,360
SPDR Global Dow ETF	Common Stocks	868,777	—	—	—	868,777	868,777
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	1,404,448	—	—	—	1,404,448	1,404,448
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	680,077	—	—	—	680,077	680,077
SPDR S&P Capital Markets ETF	Common Stocks	335,668	—	—	—	335,668	335,668
SPDR S&P Health Care Equipment ETF	Common Stocks	31,250,159	—	—	—	31,250,159	31,250,159
SPDR S&P Health Care Services ETF	Common Stocks	1,401,093	—	—	—	1,401,093	1,401,093
SPDR S&P Internet ETF	Common Stocks	3,307,256	—	—	—	3,307,256	3,307,256
SPDR S&P Metals & Mining ETF	Common Stocks	15,717,149	—	—	—	15,717,149	15,717,149
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	5,102,766	—	—	—	5,102,766	5,102,766
SPDR S&P Pharmaceuticals ETF	Common Stocks	10,117,542	—	—	—	10,117,542	10,117,542
SPDR S&P Retail ETF	Common Stocks	19,064,864	—	—	—	19,064,864	19,064,864
SPDR S&P Semiconductor ETF	Common Stocks	12,851,418	—	—	—	12,851,418	12,851,418
SPDR S&P Software & Services ETF	Common Stocks	10,181,710	—	—	—	10,181,710	10,181,710
SPDR S&P Telecom ETF	Common Stocks	1,586,316	—	—	—	1,586,316	1,586,316
SPDR S&P Transportation ETF	Common Stocks	4,645,273	—	—	—	4,645,273	4,645,273
177

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR SSGA Gender Diversity Index ETF	Common Stocks	$ 403,993	$—	$—	$—	$ 403,993	$ 403,993
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	38,730,444	—	—	—	38,730,444	38,730,444
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Reverse Stock Split
The Board authorized a 1-for-10 reverse stock split for the SPDR S&P Oil & Gas Equipment and Services ETF effective after the close of trading on March 30, 2020. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of ten, while increasing the net asset value of shares outstanding by a factor of ten, resulting in no effect to the net assets of the Fund. The financial statements and financial highlights for the Funds have been adjusted to reflect the reverse stock split.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
178

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S& P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR FactSet Innovative Technology ETF, SPDR Global Dow ETF, SPDR MSCI USA StrategicFactorsSM ETF, SPDR NYSE Technology ETF, SPDR S&P 500 Fossil Fuel Reserves Free ETF, SPDR S&P Capital Markets ETF, SPDR S&P Health Care Equipment ETF, SPDR S&P Health Care Services ETF, SPDR S&P Insurance ETF, SPDR S&P Internet ETF, SPDR S&P Metals & Mining ETF, SPDR S&P Oil & Gas Equipment & Services ETF, SPDR S&P Pharmaceuticals ETF, SPDR S&P Retail ETF, SPDR S&P Semiconductor ETF, SPDR S&P Software & Services ETF, SPDR S&P Telecom ETF, SPDR S&P Transportation ETF, SPDR SSGA Gender Diversity Index ETF and SPDR Wells Fargo® Preferred Stock ETF (collectively referred to as the “Funds”) (twenty of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (twenty of the funds constituting SPDR® Series Trust), at June 30, 2020, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR FactSet Innovative Technology ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30,2020	For each of the four years in the period ended June 30, 2020 and the period from January 14, 2016 (commencement of operations) through June 30, 2016
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR Wells Fargo® Preferred Stock ETF	For the year ended June 30,2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
179

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR S&P 500 Fossil Fuel Reserves Free ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the four years in the period ended June 30, 2020 and the period from November 30, 2015 (commencement of operations) through June 30, 2016
SPDR S&P Internet ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the four years in the period ended June 30, 2020 and the period from June 28, 2016 (commencement of operations) through June 30, 2016
SPDR SSGA Gender Diversity Index ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the four years in the period ended June 30, 2020 and the period from March 8, 2016 (commencement of operations) through June 30, 2016
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
180

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,281.00	$2.55	$1,022.60	$2.26
SPDR Global Dow ETF	0.50	879.90	2.34	1,022.40	2.51
SPDR MSCI USA StrategicFactorsSM ETF	0.15	941.60	0.72	1,024.10	0.75
SPDR NYSE Technology ETF	0.35	1,221.60	1.93	1,023.10	1.76
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	976.80	0.98	1,023.90	1.01
SPDR S&P Capital Markets ETF	0.35	959.30	1.71	1,023.10	1.76
SPDR S&P Health Care Equipment ETF	0.35	1,040.60	1.78	1,023.10	1.76
SPDR S&P Health Care Services ETF	0.35	936.50	1.69	1,023.10	1.76
SPDR S&P Insurance ETF	0.35	779.80	1.55	1,023.10	1.76
SPDR S&P Internet ETF	0.35	1,241.50	1.95	1,023.10	1.76
SPDR S&P Metals & Mining ETF	0.35	731.70	1.51	1,023.10	1.76
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	415.90	1.23	1,023.10	1.76
SPDR S&P Pharmaceuticals ETF	0.35	945.30	1.69	1,023.10	1.76
SPDR S&P Retail ETF	0.35	938.60	1.69	1,023.10	1.76
SPDR S&P Semiconductor ETF	0.35	1,060.10	1.79	1,023.10	1.76
SPDR S&P Software & Services ETF	0.35	1,100.10	1.83	1,023.10	1.76
SPDR S&P Telecom ETF	0.35	1,001.20	1.74	1,023.10	1.76
SPDR S&P Transportation ETF	0.35	825.10	1.59	1,023.10	1.76
SPDR SSGA Gender Diversity Index ETF	0.20	928.60	0.96	1,023.90	1.01
SPDR Wells Fargo® Preferred Stock ETF	0.45	966.70	2.20	1,022.60	2.26

181

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
182

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Foreign Tax Credit
The Trust has made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by a Fund to its shareholders. For the year ended June 30, 2020, the total amount of foreign taxes that will be passed through are:
Amount
SPDR Global Dow ETF	$90,093
The amount of foreign source income earned on the following Fund during the year ended June 30, 2020 was as follows:
Amount
SPDR Global Dow ETF	$1,548,150
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
183

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
184

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
185

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
186

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

187

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
188

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
189

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRLEGACYEQAR

Annual Report
June 30, 2020
SPDR® Series Trust - Equity Funds
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Note to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Russell 1000 Yield Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high yield characteristics.
The Russell 1000 Momentum Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising high momentum characteristics.
The Russell 1000 Low Volatility Focused Factor Index is designed to reflect the performance of a segment of large-capitalization U.S. equity securities demonstrating a combination of core factors (high value, high quality, and low size characteristics), with a focus factor comprising low volatility characteristics.
The S&P 1500 Low Valuation Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively low valuations (i.e., relatively “cheap”) are overweight relative to the S&P Composite 1500 Index and stocks with relatively high valuations (i.e., relatively “rich”) are underweight.
The S&P 1500 Positive Momentum Tilt Index applies an alternative weighting methodology to the S&P Composite 1500 Index so that stocks with relatively high momentum are overweight relative to the S&P 1500 Index and stocks with relatively low momentum are underweight.
The SSGA US Large Cap Low Volatility Index is designed to track the performance of U.S. large capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock’s price over time.
The SSGA US Small Cap Low Volatility Index is designed to track the performance of U.S. small capitalization companies that exhibit low volatility. Volatility is a statistical measurement of the magnitude of movements in a stock's price over time.
See accompanying notes to financial statements.
1

SPDR RUSSELL 1000 YIELD FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Yield Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Yield Focused Factor Index. The Fund’s benchmark is the Russell 1000 Yield Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –13.74%, and the Index was –13.48%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and the cumulative effect of security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
The Fund’s performance was directionally similar to broader markets, but with significant performance differences driven primarily by the Fund’s focus on higher yielding equity securities. Higher yielding equity securities, which share characteristics with so-called value securities, did not fare well on a relative basis during the Reporting Period. In particular, in both the decline and recovery after the COVID-19 downturn began in mid-February, value securities underperformed.
During the first half of the Reporting Period, the Fund recorded gains, but those gains were approximately 0.7% less than those of the standard Russell 1000 Index. By the end of the first quarter of 2020, however, those gains had turned to losses, and the Fund’s losses were more than 18% worse than the Russell 1000’s. By the end of June, the Russell 1000 had returned to positive territory for the year-long Reporting Period, but the Fund was still down for the year-long period, with returns more than 21% lower than the Russell 1000’s.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Skyworks Solutions, Inc., Lam Research Corporation and KLA Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were Valero Energy Corporation, HP Inc. and Occidental Petroleum Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Russell 1000 Yield Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Yield Focused Factor Index
ONE YEAR	– 13.74%	– 13.75%	– 13.48%	– 13.74%	– 13.75%	– 13.48%
SINCE INCEPTION(1)	26.48%	26.45%	27.98%	5.26%	5.26%	5.54%

(1)	For the period December 2, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Yield Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
HP, Inc.	1.8%
Marathon Petroleum Corp.	1.8
Ford Motor Co.	1.6
Simon Property Group, Inc. REIT	1.5
Dow, Inc.	1.4
Walgreens Boots Alliance, Inc.	1.4
Delta Air Lines, Inc.	1.3
LyondellBasell Industries NV Class A	1.2
Johnson Controls International PLC	1.2
Maxim Integrated Products, Inc.	1.2
TOTAL	14.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	15.3%
Consumer Discretionary	14.4
Industrials	11.7
Real Estate	10.6
Energy	10.2
Materials	9.4
Information Technology	9.4
Utilities	9.1
Consumer Staples	4.6
Communication Services	3.6
Health Care	1.4
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Momentum Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Momentum Focused Factor Index. The Fund’s benchmark is the Russell 1000 Momentum Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –4.59%, and the Index was –4.37%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
Global equity markets continued to exhibit very strong returns during the 2nd half of 2019, on the back of record low unemployment rate and record corporate profits. In particular, the US market achieved historic highs during this Reporting Period. The trade war between the US and China seemed to be entering a phase of mutual agreement and the prospects of continued economic growth was the consensus among most of Wall Street economists.
However, as we entered 2020, the spread of a new virus, COVID-19, that originated in China but started spreading across the globe, initiated a global pandemic with unprecedented proportions. This new pandemic sent equity markets to a downward spiral with incredible speed, as governments around the world mandated their populations to social distance, enact temporary lock-downs and quarantines, with severed economic and social consequences. Unemployment rates soared in the US, where almost 20 million jobs were lost in the month of April alone, and economic growth contracted to levels not seen since the great depression. At the same time, the Fed reacted by lowering interest rates and the Federal Government provided unprecedented fiscal stimulus to support the economy.
During this Reporting Period, the Fund lagged behind the broad market capitalization weighted index, represented by the Russell 10000 Index. The Fund’s exposure to smaller cap securities, as well as negative exposure to growth stocks played a significant role in contributing to the negative relative return to the Russell 1000 Index. The main drivers of negative active returns were Information Technology, Consumer Discretionary and Industrial. The sectors that contributed the least to negative returns were Health Care, Consumer Staples and Energy.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Lam Research Corporation, Dollar General Corporation and Teradyne, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Valero Energy Corporation, Phillips 66 and Delta Air Lines, Inc..
The Fund employed exchanged-traded Index equity futures in order to provide exposure to the broad market during the Reporting Period. The Fund’s use of futures allows for cash and receivable equitization and helps reduce tracking error, relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Russell 1000 Momentum Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Momentum Focused Factor Index
ONE YEAR	– 4.59%	– 4.51%	– 4.37%	– 4.59%	– 4.51%	– 4.37%
SINCE INCEPTION(1)	30.83%	30.92%	32.19%	6.04%	6.06%	6.29%

(1)	For the period December 2, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Momentum Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
McKesson Corp.	0.8%
Micron Technology, Inc.	0.8
Cardinal Health, Inc.	0.8
Humana, Inc.	0.6
Biogen, Inc.	0.6
Cigna Corp.	0.6
Best Buy Co., Inc.	0.6
NortonLifeLock, Inc.	0.6
AmerisourceBergen Corp.	0.6
Target Corp.	0.6
TOTAL	6.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	19.6%
Health Care	16.2
Industrials	15.5
Consumer Discretionary	12.2
Financials	9.9
Consumer Staples	5.7
Materials	5.6
Utilities	5.0
Communication Services	4.4
Real Estate	3.5
Energy	2.1
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Russell 1000 Low Volatility Focus ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Russell 1000 Low Volatility Focused Factor Index. The Fund’s benchmark is the Russell 1000 Low Volatility Focused Factor Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –6.10%, and the Index was –5.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Management fees, cash drag, and cumulative effects of security mis-weights contributed to the difference between the Fund’s performance and that of the Index and were primary drivers of Fund performance during the Reporting Period.
Global equity markets continued to exhibit very strong returns during the 2nd half of 2019, on the back of record low unemployment rate and record corporate profits. In particular, the US market achieved all-time highs during this Reporting Period. The trade war between the US and China seemed to be entering a phase of mutual agreement and the prospects of continued economic growth was the consensus among most of Wall Street economists.
However, as we entered 2020, the spread of a new virus, COVID-19, that originated in China but started spreading across the globe, initiated a global pandemic with unprecedented proportions. This new pandemic sent equity markets to a downward spiral with incredible speed, as governments around the world mandated their populations to social distance, enact temporary lock-downs and quarantines, with severed economic and social consequences. Unemployment rates soared in the US, where almost 20 million jobs were lost in the month of April alone, and economic growth contracted to levels not seen since the great depression. At the same time, the Fed reacted by lowering interest rates and the Federal Government provided unprecedented fiscal stimulus to support the economy.
During this Reporting Period, the Fund lagged behind the broad market capitalization weighted index, represented by the Russell 1000 Index. The Fund’s exposure to high dividend yielding securities, coupled with small and mid-cap, as well as lack of exposure to growth stocks played a significant role in explaining the more negative relative return as compared to the Russell 1000 Index. The main drivers of negative returns were Information Technology, Consumer Discretionary and Utilities. The sectors that contributed more positively to returns were Energy, Consumer Staples and Industrials.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were KLA Corporation, Synopsys, Inc. and Citrix Systems, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Carnival Corporation, UGI Corporation and Occidental Petroleum Corporation.
The Fund employed exchanged-traded Index equity futures in order to provide exposure to the broad market during the Reporting Period. The Fund’s use of futures allows for cash and receivable equitization and helps reduce tracking error, relative to the Index.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Russell 1000 Low Volatility Focus ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index	Net Asset Value	Market Value	Russell 1000 Low Volatility Focused Factor Index
ONE YEAR	– 6.10%	– 6.13%	– 5.86%	– 6.10%	– 6.13%	– 5.86%
SINCE INCEPTION(1)	43.87%	43.82%	45.42%	8.26%	8.26%	8.53%

(1)	For the period December 2, 2015 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/2/15, 12/3/15, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Russell 1000 Low Volatility Focus ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
HP, Inc.	1.3%
Cognizant Technology Solutions Corp. Class A	1.1
Progressive Corp.	1.0
McKesson Corp.	0.8
AmerisourceBergen Corp.	0.8
CDW Corp.	0.8
Walgreens Boots Alliance, Inc.	0.7
Cardinal Health, Inc.	0.7
Cerner Corp.	0.7
Maxim Integrated Products, Inc.	0.7
TOTAL	8.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	19.2%
Industrials	16.5
Financials	14.5
Health Care	10.2
Utilities	8.8
Consumer Discretionary	8.0
Real Estate	6.6
Consumer Staples	6.4
Materials	5.8
Communication Services	3.4
Energy	0.4
Short-Term Investments	0.2
Liabilities in Excess of Other Assets	(0.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P 1500 VALUE TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Value Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting “value” characteristics. The Fund’s benchmark is the S&P 1500 Low Valuation Tilt Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –3.68%, and the Index was –3.31%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights, fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
The Fund’s performance was directionally similar to broader markets, but with significant performance variation driven primarily by the Fund’s tilt towards value securities. Value securities did not fare well on a relative basis during the Reporting Period. In particular, in both the decline and recovery after the COVID-19 downturn began in mid-February, value securities underperformed.
During the first half of the Reporting Period, the Fund recorded gains, but those gains were approximately 0.3% less than those of the standard S&P 1500 Composite Index. By the end of the first quarter of 2020, however, those gains had turned to losses, and the Fund’s losses were more than 7% worse than the S&P 1500’s. By the end of June, the S&P 1500 had returned to positive territory, but the Fund was still down for the year-long period, with returns more than 9% lower than the S&P 1500’s.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Microsoft Corporation, Apple Inc., and Walmart Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Berkshire Hathaway Inc. Class B, Wells Fargo & Company, and Exxon Mobil Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
11

SPDR S&P 1500 Value Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index	Net Asset Value	Market Value	S&P 1500 Low Valuation Tilt Index
ONE YEAR	– 3.68%	– 3.50%	– 3.31%	– 3.68%	– 3.50%	– 3.31%
FIVE YEARS	36.92%	37.11%	37.98%	6.49%	6.52%	6.65%
SINCE INCEPTION(1)	111.25%	111.55%	115.12%	10.22%	10.24%	10.49%

(1)	For the period October 24, 2012 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Value Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
12

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Exxon Mobil Corp.	3.3%
Berkshire Hathaway, Inc. Class B	2.3
Apple, Inc.	2.3
Bank of America Corp.	1.8
Wells Fargo & Co.	1.7
Walmart, Inc.	1.6
Amazon.com, Inc.	1.6
AT&T, Inc.	1.5
JPMorgan Chase & Co.	1.2
Microsoft Corp.	1.2
TOTAL	18.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	20.9%
Information Technology	12.9
Consumer Discretionary	10.7
Health Care	10.2
Energy	9.7
Industrials	9.6
Communication Services	8.8
Consumer Staples	7.3
Materials	3.9
Utilities	3.1
Real Estate	2.8
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P 1500 MOMENTUM TILT ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR S&P 1500 Momentum Tilt ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of U.S. equity securities exhibiting price momentum. The Fund’s benchmark is the S&P 1500 Positive Momentum Tilt Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 6.64%, and the Index was 6.76%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
The Fund’s performance was directionally similar to broader markets, but with significant performance differences driven primarily by the Fund’s tilt towards momentum securities. The performance of momentum securities wavered in the first half of the Reporting Period, putting in stronger performance in the third quarter of 2019, followed by weaker performance in the next quarter. But momentum remained consistently strong in the first two quarters of 2020, and as such, the Fund was able to slightly outperform the S&P 1500 Composite Index by approximately 0.6%.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Apple Inc., Microsoft Corporation, and Amazon.com, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Citigroup Inc., JPMorgan Chase & Co., and Walt Disney Company.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
14

SPDR S&P 1500 Momentum Tilt ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index	Net Asset Value	Market Value	S&P 1500 Positive Momentum Tilt Index
ONE YEAR	6.64%	6.64%	6.76%	6.64%	6.64%	6.76%
FIVE YEARS	66.09%	65.96%	67.07%	10.68%	10.66%	10.81%
SINCE INCEPTION(1)	155.66%	155.47%	159.66%	12.99%	12.98%	13.22%

(1)	For the period October 24, 2012 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/24/12, 10/25/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR S& P 1500 Momentum Tilt ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
15

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Apple, Inc.	9.9%
Microsoft Corp.	9.7
Amazon.com, Inc.	5.2
Alphabet, Inc. Class C	1.7
NVIDIA Corp.	1.6
Alphabet, Inc. Class A	1.6
UnitedHealth Group, Inc.	1.6
Procter & Gamble Co.	1.6
Visa, Inc. Class A	1.4
Intel Corp.	1.3
TOTAL	35.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Information Technology	35.2%
Health Care	17.8
Consumer Discretionary	9.6
Communication Services	9.6
Consumer Staples	7.4
Financials	5.6
Industrials	5.5
Utilities	3.4
Real Estate	3.4
Materials	2.1
Energy	0.3
Short-Term Investments	0.1
Liabilities in Excess of Other Assets	(0.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Large Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a large cap, low volatility index. The Fund’s benchmark is the SSGA US Large Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –3.05%, and the Index was –3.07%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and fund expenses detracted from the fund’s performance, but positive cash and dividend receivables, coupled with the cumulative effect of security misweights contributed positively to the difference between the Fund’s performance and the index.
Large Cap low volatility securities underperformed in the first half of the Reporting Period, with the Fund’s returns lagging those of the Russell 1000 Index by more than 3%. As markets turned down in response to COVID-19, low volatility securities were generally able to keep pace. However, when markets rebounded off their lows established towards the end of the first quarter of 2020, low volatility securities lagged significantly behind and could not keep pace with broader markets. By the end of the Reporting Period, the Fund’s returns for the year-long period were more than 10% worse than those of the Russell 1000 Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Synopsis Inc, Crown Castle International Corp and Citrix System. The top negative contributors to the Fund’s performance during the Reporting Period were Cincinnati Financial Corp, Aflac and Hartford Financial Services Group.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
17

SPDR SSGA US Large Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Large Cap Low Volatility Index(1)
ONE YEAR	– 3.05%	– 3.08%	– 3.07%	– 3.05%	– 3.08%	– 3.07%
FIVE YEARS	62.29%	62.17%	63.41%	10.17%	10.15%	10.32%
SINCE INCEPTION(2)	119.02%	118.90%	121.74%	11.24%	11.23%	11.43%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Large Cap Low Volatility Index reflects linked performance returns of both the SSGA US Large Cap Low Volatility Index and the Russell 1000 Low Volatility Index. The index returns are reflective of the Russell 1000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Large Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Large Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
18

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
Republic Services, Inc.	1.7%
Marsh & McLennan Cos., Inc.	1.7
Chubb, Ltd.	1.6
Aon PLC Class A	1.4
Intercontinental Exchange, Inc.	1.4
Arthur J Gallagher & Co.	1.4
Aflac, Inc.	1.4
Visa, Inc. Class A	1.3
Berkshire Hathaway, Inc. Class B	1.3
Crown Castle International Corp. REIT	1.3
TOTAL	14.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	23.4%
Information Technology	16.5
Real Estate	13.7
Industrials	13.3
Consumer Discretionary	7.7
Health Care	7.2
Utilities	5.8
Consumer Staples	4.5
Materials	3.4
Communication Services	3.0
Energy	1.2
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR SSGA US Small Cap Low Volatility Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a small cap, low volatility index. The Fund’s benchmark is the SSGA US Small Cap Low Volatility Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –15.68%, and the Index was –15.25%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. The cumulative effect of security misweights, fees and expenses, and cash drag contributed to the difference between the Fund’s performance and that of the Index.
The Reporting Period began amidst an escalating trade war between the U.S. and China and evidence of wavering global growth, prompting the Federal Reserve to cut interest rates at the end of July 2019 for the first time since the financial crisis of the previous decade. Markets were somewhat shaken by this, and indeed, the yield curve inverted for a brief period in August (based on the 10-year/2-year Treasury spread). Markets slowly recovered, but a drone attack on Saudi Aramco oil facilities in September put a halt to any gains.
But further rate cuts by the Fed, with the European Central Bank joining in with cuts as well, bolstered market confidence and set markets back on an optimistic track. An agreement between the U.S. and China that prevented tariffs from going into effect in December also contributed to further gains.
As 2020 began, markets were on a strong footing and seemed to be unfazed by President Trump’s impeachment trial in Congress. However, as January’s news of the COVID-19 virus in China worsened and images of the lockdown in Wuhan circulated, markets became wary of the contagion and the risks it would present to the entire world if it became a global pandemic.
In mid-February, these fears were realized as Italy became the first hotspot for the coronavirus outside of China, and markets responded with sharp sell-offs. By the time the World Health Organization declared COVID-19 to be a global pandemic in early March, markets were well into their declines, a path which markets continued to follow into the end of the first quarter.
As the second quarter began, New York City became the new global hotspot for COVID-19 and U.S. cities and states began to enact their own quarantining policies to prevent the spread of the virus, but markets also began to rise off their lows. Despite escalating numbers of coronavirus infections in the U.S. and around the world, markets seemed to predict that the negative economic impact, while sharp, would not be as devastating as previously feared.
Amidst continuing COVID-19 headlines and unprecedented unemployment numbers, markets continued to slowly rise in May, shrugging off both the COVID news and continued uncertainty regarding trade agreements between the U.S. and China. But markets were mostly flat in the final month of the Reporting Period, perhaps in response to the wave of civil unrest taking place across the country.
Low volatility securities performed well in the first half of the Reporting Period, with the Fund’s returns exceeding those of the Russell 2000 Index by more than 1.5%. As markets turned down in response to COVID-19, low volatility securities were generally able to keep pace. However, when markets rebounded off their lows established towards the end of the first quarter of 2020, low volatility securities lagged significantly behind and could not keep pace with broader markets. By the end of the Reporting Period, the Fund’s returns for the year-long period were more than 9% worse than those of the Russell 2000 Index.
The Fund did not invest in derivatives during the Reporting Period.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were Two Harbors Investment Corp., Invesco Mortgage Capital Inc., and MFA Financial, Inc.. The top negative contributors to the Fund’s performance during the Reporting Period were Meridian Bioscience, Inc., Ellington Financial Inc., and TPG RE Finance Trust, Inc..
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
20

SPDR SSGA US Small Cap Low Volatility Index ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)	Net Asset Value	Market Value	SSGA US Small Cap Low Volatility Index(1)
ONE YEAR	– 15.68%	– 15.64%	– 15.25%	– 15.68%	– 15.64%	– 15.25%
FIVE YEARS	21.22%	21.16%	21.70%	3.92%	3.91%	4.00%
SINCE INCEPTION(2)	67.62%	67.58%	68.80%	7.27%	7.27%	7.38%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
(1)	The SSGA US Small Cap Low Volatility Index reflects linked performance returns of both the SSGA US Small Cap Low Volatility Index and the Russell 2000 Low Volatility Index. The index returns are reflective of the Russell 2000 Low Volatility Index from fund inception until 12/13/2016 and of the SSGA US Small Cap Low Volatility Index effective 12/13/2016.
(2)	For the period February 20, 2013 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/20/13, 2/21/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
The total expense ratio for SPDR SSGA US Small Cap Low Volatility Index ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
21

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of June 30, 2020

Description	% of Net Assets
TPG RE Finance Trust, Inc. REIT	1.2%
Ellington Financial, Inc. REIT	1.1
Granite Point Mortgage Trust, Inc. REIT	1.0
Apollo Commercial Real Estate Finance, Inc. REIT	0.9
KKR Real Estate Finance Trust, Inc. REIT	0.9
White Mountains Insurance Group, Ltd.	0.8
PennyMac Mortgage Investment Trust REIT	0.7
Apple Hospitality REIT, Inc. REIT	0.7
Getty Realty Corp. REIT	0.6
Ares Commercial Real Estate Corp. REIT	0.6
TOTAL	8.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financials	34.1%
Real Estate	12.6
Industrials	11.1
Consumer Discretionary	10.3
Information Technology	9.2
Health Care	8.5
Materials	3.2
Consumer Staples	3.1
Communication Services	3.0
Utilities	2.3
Energy	2.2
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.5%
Hexcel Corp.	13,733	$ 621,006
Huntington Ingalls Industries, Inc.	5,258	917,469
Spirit AeroSystems Holdings, Inc. Class A	16,200	387,828
		1,926,303
AIR FREIGHT & LOGISTICS — 0.3%
C.H. Robinson Worldwide, Inc.	13,526	1,069,366
AIRLINES — 3.2%
Alaska Air Group, Inc.	31,251	1,133,161
American Airlines Group, Inc.	128,593	1,680,710
Copa Holdings SA Class A	8,125	410,800
Delta Air Lines, Inc.	166,156	4,660,676
Southwest Airlines Co.	99,731	3,408,806
		11,294,153
AUTO COMPONENTS — 1.1%
BorgWarner, Inc.	46,737	1,649,816
Gentex Corp.	24,587	633,607
Lear Corp.	15,594	1,700,058
		3,983,481
AUTOMOBILES — 2.9%
Ford Motor Co.	945,762	5,750,233
General Motors Co.	138,498	3,504,000
Harley-Davidson, Inc.	39,873	947,781
		10,202,014
BANKS — 4.5%
Associated Banc-Corp.	26,628	364,271
Bank of Hawaii Corp.	3,414	209,654
Bank OZK	20,910	490,758
Citizens Financial Group, Inc.	48,551	1,225,427
Comerica, Inc.	35,165	1,339,786
Cullen/Frost Bankers, Inc.	4,498	336,046
East West Bancorp, Inc.	12,864	466,191
Fifth Third Bancorp	69,104	1,332,325
First Hawaiian, Inc.	22,360	385,486
First Horizon National Corp.	61,223	609,781
FNB Corp.	58,339	437,543
Huntington Bancshares, Inc.	136,765	1,235,672
KeyCorp	112,191	1,366,486
M&T Bank Corp.	9,600	998,112
PacWest Bancorp	30,114	593,547
People's United Financial, Inc.	39,352	455,303
Popular, Inc.	10,727	398,723
Regions Financial Corp.	105,801	1,176,507
Sterling Bancorp	13,300	155,876
Synovus Financial Corp.	35,543	729,698
TCF Financial Corp.	12,746	374,987
Umpqua Holdings Corp.	29,182	310,496
Webster Financial Corp.	15,300	437,733
Wintrust Financial Corp.	3,400	148,308
Zions Bancorp NA	16,674	566,916
		16,145,632
Security Description	Shares	Value
BEVERAGES — 0.4%
Molson Coors Beverage Co. Class B	45,434	$ 1,561,112
BUILDING PRODUCTS — 1.6%
A.O. Smith Corp.	16,597	782,051
Johnson Controls International PLC	122,947	4,197,410
Owens Corning	11,314	630,869
		5,610,330
CAPITAL MARKETS — 2.8%
Apollo Global Management, Inc.	44,383	2,215,599
Carlyle Group, Inc.	7,200	200,880
Eaton Vance Corp.	28,852	1,113,687
Evercore, Inc. Class A	10,216	601,927
Franklin Resources, Inc.	70,538	1,479,182
Invesco, Ltd.	98,273	1,057,418
Lazard, Ltd. Class A	26,375	755,116
Legg Mason, Inc.	10,604	527,549
LPL Financial Holdings, Inc.	6,324	495,802
TD Ameritrade Holding Corp.	38,453	1,398,920
		9,846,080
CHEMICALS — 5.1%
Cabot Corp.	14,406	533,742
Celanese Corp.	18,969	1,637,784
CF Industries Holdings, Inc.	55,584	1,564,134
Chemours Co.	42,736	655,998
Dow, Inc.	124,862	5,089,375
Eastman Chemical Co.	30,266	2,107,724
Huntsman Corp.	44,855	806,044
LyondellBasell Industries NV Class A	66,840	4,392,725
Olin Corp.	36,784	422,648
Valvoline, Inc.	24,796	479,307
Westlake Chemical Corp.	4,011	215,190
WR Grace & Co.	4,300	218,483
		18,123,154
COMMERCIAL SERVICES & SUPPLIES — 0.0% (a)
ADT, Inc.	10,470	83,551
COMMUNICATIONS EQUIPMENT — 0.4%
Juniper Networks, Inc.	59,385	1,357,541
CONSUMER FINANCE — 1.8%
Ally Financial, Inc.	43,758	867,721
Discover Financial Services	36,822	1,844,414
OneMain Holdings, Inc.	16,800	412,272
Santander Consumer USA Holdings, Inc.	19,070	351,079
Synchrony Financial	129,529	2,870,362
		6,345,848
CONTAINERS & PACKAGING — 2.6%
Ardagh Group SA	4,774	61,632
Graphic Packaging Holding Co.	40,984	573,366
International Paper Co.	102,267	3,600,821
Packaging Corp. of America	20,642	2,060,072
Sonoco Products Co.	18,402	962,241

See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Westrock Co.	66,767	$ 1,886,835
		9,144,967
DISTRIBUTORS — 0.5%
Genuine Parts Co.	20,823	1,810,768
DIVERSIFIED CONSUMER SERVICES — 0.2%
Graham Holdings Co. Class B	400	137,068
H&R Block, Inc.	50,468	720,683
		857,751
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	42,531	661,357
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
CenturyLink, Inc.	284,579	2,854,327
ELECTRIC UTILITIES — 3.9%
Avangrid, Inc.	8,704	365,394
Entergy Corp.	19,530	1,832,109
Evergy, Inc.	29,836	1,768,977
Exelon Corp.	72,621	2,635,416
Hawaiian Electric Industries, Inc.	26,349	950,145
IDACORP, Inc.	6,798	593,941
OGE Energy Corp.	52,018	1,579,267
Pinnacle West Capital Corp.	19,308	1,415,083
PPL Corp.	107,087	2,767,128
		13,907,460
ELECTRICAL EQUIPMENT — 0.7%
GrafTech International, Ltd.	17,541	139,977
Hubbell, Inc.	10,758	1,348,623
nVent Electric PLC	40,631	761,019
Regal Beloit Corp.	3,206	279,948
		2,529,567
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Avnet, Inc.	25,642	715,027
Corning, Inc.	93,451	2,420,381
National Instruments Corp.	33,558	1,299,030
		4,434,438
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	100,712	1,549,958
Halliburton Co.	151,233	1,963,004
Helmerich & Payne, Inc.	26,920	525,209
Schlumberger, Ltd.	94,543	1,738,646
		5,776,817
ENTERTAINMENT — 0.1%
Lions Gate Entertainment Corp. Class A (b)	10,300	76,323
Lions Gate Entertainment Corp. Class B (b)	22,200	151,626
		227,949
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.6%
American Campus Communities, Inc. REIT	7,900	$ 276,184
Apartment Investment and Management Co. Class A REIT	38,544	1,450,796
Apple Hospitality REIT, Inc.	54,076	522,374
Brandywine Realty Trust REIT	16,995	185,076
Brixmor Property Group, Inc. REIT	77,207	989,794
Brookfield Property REIT, Inc. Class A	9,077	90,407
CoreSite Realty Corp. REIT	3,077	372,502
Corporate Office Properties Trust REIT	28,593	724,547
Cousins Properties, Inc. REIT	10,200	304,266
CubeSmart REIT	22,780	614,832
Douglas Emmett, Inc. REIT	23,898	732,713
Empire State Realty Trust, Inc. Class A REIT	26,873	188,111
EPR Properties REIT	20,394	675,653
Extra Space Storage, Inc. REIT	9,405	868,740
Federal Realty Investment Trust REIT	16,153	1,376,397
First Industrial Realty Trust, Inc. REIT	13,056	501,873
Gaming and Leisure Properties, Inc. REIT	45,367	1,569,698
Highwoods Properties, Inc. REIT	11,841	442,025
Host Hotels & Resorts, Inc. REIT	181,907	1,962,777
Iron Mountain, Inc. REIT (c)	40,548	1,058,303
Kimco Realty Corp. REIT	107,547	1,380,903
Lamar Advertising Co. Class A REIT	22,374	1,493,688
Life Storage, Inc. REIT	9,809	931,365
Medical Properties Trust, Inc. REIT	42,024	790,051
National Retail Properties, Inc. REIT	32,675	1,159,309
Omega Healthcare Investors, Inc. REIT	36,628	1,088,950
Outfront Media, Inc. REIT	37,058	525,112
Park Hotels & Resorts, Inc. REIT	62,660	619,707
Rayonier, Inc. REIT	9,325	231,167
Regency Centers Corp. REIT	12,500	573,625
Simon Property Group, Inc. REIT	79,293	5,422,055
SL Green Realty Corp. REIT	14,668	722,986
Spirit Realty Capital, Inc. REIT	24,575	856,684
STORE Capital Corp. REIT	47,073	1,120,808
Taubman Centers, Inc. REIT	15,511	585,695
Ventas, Inc. REIT	25,220	923,556
VICI Properties, Inc. REIT	70,452	1,422,426
Vornado Realty Trust REIT	45,663	1,744,783
Weingarten Realty Investors REIT	31,751	601,046
WP Carey, Inc. REIT	11,104	751,186
		37,852,170
FOOD & STAPLES RETAILING — 2.3%
Sysco Corp.	62,606	3,422,044
Walgreens Boots Alliance, Inc.	115,453	4,894,053
		8,316,097
FOOD PRODUCTS — 1.5%
Flowers Foods, Inc.	39,955	893,394
Ingredion, Inc.	17,474	1,450,342

See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
J.M. Smucker Co.	13,088	$ 1,384,841
Tyson Foods, Inc. Class A	27,385	1,635,158
		5,363,735
GAS UTILITIES — 0.7%
National Fuel Gas Co.	21,564	904,179
UGI Corp.	54,130	1,721,334
		2,625,513
HEALTH CARE PROVIDERS & SERVICES — 1.4%
AmerisourceBergen Corp.	11,468	1,155,630
Cardinal Health, Inc.	76,068	3,969,989
		5,125,619
HOTELS, RESTAURANTS & LEISURE — 4.0%
Aramark	19,700	444,629
Carnival Corp. (c)	122,472	2,010,990
Darden Restaurants, Inc.	33,834	2,563,602
Extended Stay America, Inc.	45,578	510,018
Las Vegas Sands Corp.	30,019	1,367,065
MGM Resorts International	120,572	2,025,610
Royal Caribbean Cruises, Ltd.	44,517	2,239,205
Six Flags Entertainment Corp.	19,655	377,573
Vail Resorts, Inc.	7,131	1,298,912
Wyndham Destinations, Inc.	21,990	619,678
Wynn Resorts, Ltd.	9,456	704,377
		14,161,659
HOUSEHOLD DURABLES — 1.7%
Garmin, Ltd.	12,118	1,181,505
Leggett & Platt, Inc.	34,391	1,208,844
Newell Brands, Inc.	99,976	1,587,619
Whirlpool Corp.	15,871	2,055,770
		6,033,738
HOUSEHOLD PRODUCTS — 0.1%
Spectrum Brands Holdings, Inc.	11,115	510,178
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.3%
AES Corp.	171,995	2,492,208
Vistra Energy Corp.	118,689	2,209,989
		4,702,197
INSURANCE — 5.3%
American Financial Group, Inc.	6,908	438,382
American National Insurance Co.	1,906	137,365
Assured Guaranty, Ltd.	7,335	179,047
Axis Capital Holdings, Ltd.	11,200	454,272
Cincinnati Financial Corp.	38,948	2,493,841
CNA Financial Corp.	3,827	123,038
Erie Indemnity Co. Class A	1,800	345,420
Everest Re Group, Ltd.	6,969	1,437,008
Fidelity National Financial, Inc.	71,506	2,192,374
First American Financial Corp.	28,247	1,356,421
Hanover Insurance Group, Inc.	5,625	569,981
Hartford Financial Services Group, Inc.	44,188	1,703,447
Security Description	Shares	Value
Kemper Corp.	5,100	$ 369,852
Mercury General Corp.	7,038	286,799
Old Republic International Corp.	73,721	1,202,390
Principal Financial Group, Inc.	26,906	1,117,675
Progressive Corp.	37,247	2,983,857
Reinsurance Group of America, Inc.	6,200	486,328
Unum Group	53,136	881,526
		18,759,023
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Expedia Group, Inc.	12,629	1,038,104
IT SERVICES — 2.4%
Alliance Data Systems Corp.	12,255	552,946
Amdocs, Ltd.	27,624	1,681,749
DXC Technology Co.	66,079	1,090,303
Paychex, Inc.	24,120	1,827,090
Sabre Corp.	71,106	573,114
Science Applications International Corp.	8,400	652,512
Western Union Co.	106,672	2,306,249
		8,683,963
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Hasbro, Inc.	17,707	1,327,140
Polaris, Inc.	15,126	1,399,911
		2,727,051
MACHINERY — 3.2%
Allison Transmission Holdings, Inc.	14,696	540,519
Crane Co.	11,750	698,655
Cummins, Inc.	23,337	4,043,369
Donaldson Co., Inc.	9,528	443,243
Flowserve Corp.	30,722	876,191
Lincoln Electric Holdings, Inc.	10,384	874,748
Oshkosh Corp.	11,385	815,394
Snap-on, Inc.	13,999	1,939,001
Timken Co.	16,560	753,314
Trinity Industries, Inc.	23,430	498,825
		11,483,259
MEDIA — 2.6%
Fox Corp. Class A	59,653	1,599,893
Fox Corp. Class B	33,822	907,783
Interpublic Group of Cos., Inc.	101,131	1,735,408
John Wiley & Sons, Inc. Class A	11,108	433,212
News Corp. Class A	37,400	443,564
News Corp. Class B	11,900	142,205
Omnicom Group, Inc.	55,308	3,019,817
ViacomCBS, Inc. Class A	1,200	30,720
ViacomCBS, Inc. Class B	40,506	944,600
		9,257,202
METALS & MINING — 1.8%
Nucor Corp.	78,375	3,245,509
Reliance Steel & Aluminum Co.	16,509	1,567,199
Southern Copper Corp.	5,844	232,416

See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Steel Dynamics, Inc.	52,772	$ 1,376,821
		6,421,945
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	54,609	704,456
New Residential Investment Corp. REIT	53,725	399,177
Starwood Property Trust, Inc. REIT	30,803	460,813
		1,564,446
MULTI-UTILITIES — 3.1%
CenterPoint Energy, Inc.	131,045	2,446,610
Consolidated Edison, Inc.	27,853	2,003,466
DTE Energy Co.	15,975	1,717,312
MDU Resources Group, Inc.	51,937	1,151,963
NiSource, Inc.	69,980	1,591,345
Public Service Enterprise Group, Inc.	45,760	2,249,562
		11,160,258
MULTILINE RETAIL — 0.4%
Kohl's Corp.	40,487	840,915
Nordstrom, Inc.	28,110	435,424
		1,276,339
OIL, GAS & CONSUMABLE FUELS — 8.6%
Apache Corp.	98,325	1,327,388
Cabot Oil & Gas Corp.	47,335	813,215
Cimarex Energy Co.	22,227	611,020
ConocoPhillips	77,816	3,269,828
Devon Energy Corp.	99,475	1,128,047
Diamondback Energy, Inc.	24,066	1,006,440
EOG Resources, Inc.	44,555	2,257,156
Equitrans Midstream Corp.	76,909	639,114
HollyFrontier Corp.	38,899	1,135,851
Marathon Oil Corp.	205,248	1,256,118
Marathon Petroleum Corp.	168,662	6,304,586
Murphy Oil Corp. (c)	34,008	469,310
Noble Energy, Inc.	96,989	869,021
Occidental Petroleum Corp.	82,333	1,506,694
ONEOK, Inc.	38,988	1,295,181
Phillips 66	28,085	2,019,311
Targa Resources Corp.	42,024	843,422
Valero Energy Corp.	41,912	2,465,264
Williams Cos., Inc.	74,982	1,426,158
		30,643,124
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	74,261	331,947
Nu Skin Enterprises, Inc. Class A	13,263	507,044
		838,991
PROFESSIONAL SERVICES — 1.1%
ManpowerGroup, Inc.	15,088	1,037,300
Nielsen Holdings PLC	92,788	1,378,830
Robert Half International, Inc.	29,063	1,535,398
		3,951,528
Security Description	Shares	Value
ROAD & RAIL — 0.1%
Ryder System, Inc.	13,491	$ 506,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Maxim Integrated Products, Inc.	69,202	4,194,333
SOFTWARE — 0.5%
NortonLifeLock, Inc.	86,703	1,719,320
SPECIALTY RETAIL — 1.6%
Best Buy Co., Inc.	22,902	1,998,658
Dick's Sporting Goods, Inc. (c)	16,133	665,648
Foot Locker, Inc.	27,049	788,749
Gap, Inc.	47,791	603,122
L Brands, Inc.	40,323	603,635
Penske Automotive Group, Inc.	2,585	100,065
Williams-Sonoma, Inc.	11,440	938,194
		5,698,071
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.7%
Hewlett Packard Enterprise Co.	335,526	3,264,668
HP, Inc.	372,991	6,501,233
NetApp, Inc.	57,589	2,555,224
Xerox Holdings Corp.	47,307	723,324
		13,044,449
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Carter's, Inc.	7,938	640,597
Hanesbrands, Inc.	90,563	1,022,456
Ralph Lauren Corp.	12,455	903,237
Tapestry, Inc.	72,094	957,408
		3,523,698
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	88,337	723,480
New York Community Bancorp, Inc.	40,903	417,211
		1,140,691
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	12,100	354,409
MSC Industrial Direct Co., Inc. Class A	11,650	848,236
Watsco, Inc.	8,481	1,507,074
		2,709,719
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	18,966	582,067
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	25,907	515,031
TOTAL COMMON STOCKS (Cost $392,619,529)		355,883,531

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	3,502,062	$ 3,503,463
State Street Navigator Securities Lending Portfolio II (f) (g)	1,835,959	1,835,959
TOTAL SHORT-TERM INVESTMENTS (Cost $5,339,395)		5,339,422
TOTAL INVESTMENTS — 101.2% (Cost $397,958,924)		361,222,953
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(4,394,503)
NET ASSETS — 100.0%		$ 356,828,450

(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$355,883,531	$—	$—	$355,883,531
Short-Term Investments	5,339,422	—	—	5,339,422
TOTAL INVESTMENTS	$361,222,953	$—	$—	$361,222,953
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	21,200	$1,188,472	$ 530,449	$ 1,795,963	$76,830	$212	—	$ —	$32,988
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	28,839,934	25,335,209	(1,289)	27	3,502,062	3,503,463	5,945
State Street Institutional U.S. Government Money Market Fund, Class G Shares	436,619	436,619	1,233,225	1,669,844	—	—	—	—	1,009
State Street Navigator Securities Lending Portfolio II	—	—	59,994,557	58,158,598	—	—	1,835,959	1,835,959	24,255
State Street Navigator Securities Lending Portfolio III	1,432,183	1,432,183	18,384,131	19,816,314	—	—	—	—	3,139
Total		$3,057,274	$108,982,296	$106,775,928	$75,541	$239		$5,339,422	$67,336
See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.3%
Axon Enterprise, Inc. (a)	1,958	$ 192,139
BWX Technologies, Inc.	5,406	306,196
Curtiss-Wright Corp.	2,216	197,844
General Dynamics Corp.	2,148	321,040
HEICO Corp.	600	59,790
HEICO Corp. Class A	1,347	109,430
Hexcel Corp.	1,282	57,972
Howmet Aerospace, Inc.	9,495	150,496
Huntington Ingalls Industries, Inc.	2,779	484,908
L3Harris Technologies, Inc.	1,641	278,428
Lockheed Martin Corp.	1,078	393,384
Mercury Systems, Inc. (a)	2,780	218,675
Northrop Grumman Corp.	1,423	437,487
Raytheon Technologies Corp.	2,296	141,480
Spirit AeroSystems Holdings, Inc. Class A	569	13,622
Teledyne Technologies, Inc. (a)	1,317	409,521
Textron, Inc.	3,528	116,106
TransDigm Group, Inc.	346	152,949
		4,041,467
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	5,846	462,185
Expeditors International of Washington, Inc.	10,460	795,378
FedEx Corp.	2,666	373,826
United Parcel Service, Inc. Class B	3,653	406,141
XPO Logistics, Inc. (a) (b)	6,436	497,181
		2,534,711
AIRLINES — 0.3%
Alaska Air Group, Inc.	4,432	160,704
American Airlines Group, Inc.	3,240	42,347
Copa Holdings SA Class A	996	50,358
Delta Air Lines, Inc.	7,135	200,137
JetBlue Airways Corp. (a)	10,778	117,480
Southwest Airlines Co.	11,814	403,802
United Airlines Holdings, Inc. (a)	1,482	51,292
		1,026,120
AUTO COMPONENTS — 0.8%
Aptiv PLC	6,736	524,869
BorgWarner, Inc.	16,121	569,071
Gentex Corp.	33,593	865,692
Lear Corp.	4,248	463,117
		2,422,749
AUTOMOBILES — 0.3%
Ford Motor Co.	35,368	215,037
General Motors Co.	11,541	291,987
Harley-Davidson, Inc.	4,975	118,256
Tesla, Inc. (a)	92	99,343
Thor Industries, Inc. (b)	1,856	197,720
		922,343
Security Description	Shares	Value
BANKS — 0.9%
Associated Banc-Corp.	2,544	$ 34,802
Bank of America Corp.	2,003	47,571
Bank of Hawaii Corp.	680	41,759
Bank OZK	3,594	84,351
Citigroup, Inc.	908	46,399
Citizens Financial Group, Inc.	4,161	105,024
Comerica, Inc.	1,215	46,291
Commerce Bancshares, Inc. (b)	2,076	123,460
Cullen/Frost Bankers, Inc.	919	68,658
East West Bancorp, Inc.	3,395	123,035
Fifth Third Bancorp	7,017	135,288
First Citizens BancShares, Inc. Class A	159	64,398
First Hawaiian, Inc.	1,619	27,912
First Horizon National Corp. (b)	4,197	41,802
First Republic Bank	1,267	134,289
FNB Corp.	4,120	30,900
Huntington Bancshares, Inc.	10,266	92,753
JPMorgan Chase & Co.	287	26,995
KeyCorp	8,974	109,303
M&T Bank Corp.	900	93,573
PacWest Bancorp	1,153	22,726
People's United Financial, Inc.	4,689	54,252
Pinnacle Financial Partners, Inc.	1,273	53,453
PNC Financial Services Group, Inc.	1,362	143,296
Popular, Inc.	2,275	84,562
Prosperity Bancshares, Inc.	1,310	77,788
Regions Financial Corp.	11,980	133,218
Signature Bank	1,087	116,222
Sterling Bancorp	2,032	23,815
SVB Financial Group (a)	875	188,589
Synovus Financial Corp.	1,712	35,147
TCF Financial Corp.	1,315	38,687
Truist Financial Corp.	1,278	47,989
Umpqua Holdings Corp.	2,401	25,547
US Bancorp	2,030	74,745
Webster Financial Corp.	838	23,975
Wells Fargo & Co.	1,194	30,566
Western Alliance Bancorp	2,686	101,719
Wintrust Financial Corp.	404	17,622
Zions Bancorp NA	2,232	75,888
		2,848,369
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a)	305	163,678
Brown-Forman Corp. Class A	658	37,881
Brown-Forman Corp. Class B	3,214	204,603
Coca-Cola Co.	1,916	85,607
Constellation Brands, Inc. Class A	1,532	268,024
Keurig Dr. Pepper, Inc.	2,831	80,400
Molson Coors Beverage Co. Class B	7,086	243,475
Monster Beverage Corp. (a)	6,328	438,657
PepsiCo, Inc.	1,321	174,716
		1,697,041
BIOTECHNOLOGY — 2.6%
AbbVie, Inc.	3,873	380,251

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ACADIA Pharmaceuticals, Inc. (a)	1,497	$ 72,560
Acceleron Pharma, Inc. (a)	1,266	120,612
Alexion Pharmaceuticals, Inc. (a)	5,683	637,860
Alkermes PLC (a)	998	19,366
Alnylam Pharmaceuticals, Inc. (a)	1,390	205,873
Amgen, Inc.	1,948	459,455
Biogen, Inc. (a)	7,391	1,977,462
BioMarin Pharmaceutical, Inc. (a)	1,300	160,342
Exelixis, Inc. (a)	30,230	717,660
Gilead Sciences, Inc.	5,614	431,941
Incyte Corp. (a)	5,798	602,818
Ionis Pharmaceuticals, Inc. (a)	5,798	341,850
Neurocrine Biosciences, Inc. (a)	2,869	350,018
Regeneron Pharmaceuticals, Inc. (a)	1,241	773,950
Seattle Genetics, Inc. (a)	1,432	243,325
United Therapeutics Corp. (a)	229	27,709
Vertex Pharmaceuticals, Inc. (a)	1,816	527,203
		8,050,255
BUILDING PRODUCTS — 2.1%
A.O. Smith Corp.	11,778	554,979
Allegion PLC	3,694	377,601
Armstrong World Industries, Inc.	1,707	133,078
Carrier Global Corp.	67,420	1,498,072
Fortune Brands Home & Security, Inc.	10,503	671,457
Johnson Controls International PLC	20,535	701,065
Lennox International, Inc.	669	155,870
Masco Corp.	18,106	909,102
Owens Corning	8,093	451,266
Trane Technologies PLC	5,461	485,920
Trex Co., Inc. (a)	4,567	594,030
		6,532,440
CAPITAL MARKETS — 4.4%
Affiliated Managers Group, Inc.	651	48,538
Ameriprise Financial, Inc.	1,859	278,924
Apollo Global Management, Inc.	25,959	1,295,873
Bank of New York Mellon Corp.	3,001	115,989
BlackRock, Inc.	362	196,961
Carlyle Group, Inc.	3,334	93,019
Cboe Global Markets, Inc.	4,937	460,523
Charles Schwab Corp.	4,327	145,993
CME Group, Inc.	731	118,817
E*TRADE Financial Corp.	5,698	283,361
Eaton Vance Corp.	15,851	611,849
Evercore, Inc. Class A	3,777	222,541
FactSet Research Systems, Inc.	1,828	600,443
Franklin Resources, Inc.	7,257	152,179
Goldman Sachs Group, Inc.	1,093	215,999
Interactive Brokers Group, Inc. Class A	1,241	51,837
Intercontinental Exchange, Inc.	1,705	156,178
Invesco, Ltd.	2,322	24,985
KKR & Co., Inc.	6,019	185,867
Lazard, Ltd. Class A	12,462	356,787
Legg Mason, Inc.	8,618	428,745
LPL Financial Holdings, Inc.	10,269	805,090
MarketAxess Holdings, Inc.	1,446	724,330
Security Description	Shares	Value
Moody's Corp.	2,601	$ 714,573
Morgan Stanley	3,422	165,283
Morningstar, Inc.	976	137,587
MSCI, Inc.	2,648	883,955
Nasdaq, Inc.	3,689	440,725
Northern Trust Corp.	2,322	184,227
Raymond James Financial, Inc.	3,118	214,612
S&P Global, Inc.	1,933	636,885
SEI Investments Co.	11,137	612,312
State Street Corp. (c)	5,997	381,109
T Rowe Price Group, Inc.	10,478	1,294,033
TD Ameritrade Holding Corp.	8,471	308,175
Tradeweb Markets, Inc. Class A	4,414	256,630
		13,804,934
CHEMICALS — 2.8%
Air Products & Chemicals, Inc.	2,722	657,254
Albemarle Corp.	4,539	350,456
Ashland Global Holdings, Inc.	2,275	157,203
Axalta Coating Systems, Ltd. (a)	5,330	120,192
Cabot Corp.	5,717	211,815
Celanese Corp.	5,574	481,259
CF Industries Holdings, Inc.	7,024	197,655
Chemours Co.	1,671	25,650
Corteva, Inc. (a)	17,023	456,046
Dow, Inc.	13,946	568,439
DuPont de Nemours, Inc.	2,237	118,852
Eastman Chemical Co.	7,344	511,436
Ecolab, Inc.	1,511	300,613
Element Solutions, Inc. (a)	12,476	135,365
FMC Corp.	5,185	516,530
Huntsman Corp.	10,203	183,348
International Flavors & Fragrances, Inc.	2,525	309,212
Linde PLC	1,342	284,652
LyondellBasell Industries NV Class A	7,595	499,143
Mosaic Co.	2,588	32,376
NewMarket Corp.	676	270,724
Olin Corp.	4,052	46,557
PPG Industries, Inc.	3,908	414,482
RPM International, Inc.	5,778	433,697
Scotts Miracle-Gro Co.	5,782	777,506
Sherwin-Williams Co.	596	344,399
Valvoline, Inc.	13,891	268,513
Westlake Chemical Corp.	965	51,772
WR Grace & Co.	1,351	68,644
		8,793,790
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT, Inc.	10,167	81,133
Cintas Corp.	1,684	448,550
Clean Harbors, Inc. (a)	1,923	115,341
Copart, Inc. (a)	7,409	616,947
IAA, Inc. (a)	8,603	331,818
MSA Safety, Inc.	2,347	268,591
Republic Services, Inc.	3,206	263,052

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Rollins, Inc.	4,045	$ 171,468
Stericycle, Inc. (a)	1,212	67,848
Waste Management, Inc.	3,021	319,954
		2,684,702
COMMUNICATIONS EQUIPMENT — 1.1%
Arista Networks, Inc. (a)	1,995	419,010
Ciena Corp. (a)	27,423	1,485,230
Cisco Systems, Inc.	3,415	159,276
CommScope Holding Co., Inc. (a)	2,139	17,818
EchoStar Corp. Class A (a)	3,438	96,126
F5 Networks, Inc. (a)	4,910	684,847
Juniper Networks, Inc.	10,697	244,533
Lumentum Holdings, Inc. (a)	522	42,506
Motorola Solutions, Inc.	2,176	304,923
Ubiquiti, Inc.	623	108,751
ViaSat, Inc. (a)	406	15,578
		3,578,598
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (a)	11,613	436,416
Jacobs Engineering Group, Inc.	1,854	157,219
Quanta Services, Inc.	9,725	381,512
Valmont Industries, Inc.	1,903	216,219
		1,191,366
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	821	57,651
Martin Marietta Materials, Inc.	1,463	302,212
Vulcan Materials Co.	2,196	254,406
		614,269
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	3,570	70,793
American Express Co.	1,613	153,558
Capital One Financial Corp.	2,687	168,179
Credit Acceptance Corp. (a) (b)	578	242,188
Discover Financial Services	2,863	143,408
OneMain Holdings, Inc.	4,984	122,307
Santander Consumer USA Holdings, Inc.	2,123	39,085
SLM Corp.	16,073	112,993
Synchrony Financial	8,645	191,573
		1,244,084
CONTAINERS & PACKAGING — 1.4%
AptarGroup, Inc.	2,581	289,021
Avery Dennison Corp.	3,025	345,122
Ball Corp.	5,315	369,339
Berry Global Group, Inc. (a)	2,353	104,285
Crown Holdings, Inc. (a)	7,956	518,174
Graphic Packaging Holding Co.	28,210	394,658
International Paper Co.	19,827	698,109
Packaging Corp. of America	7,559	754,388
Sealed Air Corp.	3,206	105,317
Silgan Holdings, Inc.	8,666	280,692
Sonoco Products Co.	3,010	157,393
Security Description	Shares	Value
Westrock Co.	10,532	$ 297,634
		4,314,132
DISTRIBUTORS — 0.5%
Genuine Parts Co.	3,675	319,578
LKQ Corp. (a)	24,189	633,752
Pool Corp.	1,956	531,777
		1,485,107
DIVERSIFIED CONSUMER SERVICES — 0.4%
Bright Horizons Family Solutions, Inc. (a)	776	90,947
Chegg, Inc. (a)	1,294	87,035
frontdoor, Inc. (a)	5,137	227,723
Graham Holdings Co. Class B	100	34,267
Grand Canyon Education, Inc. (a)	2,964	268,331
H&R Block, Inc.	12,022	171,674
Service Corp. International	5,473	212,845
ServiceMaster Global Holdings, Inc. (a)	1,172	41,829
		1,134,651
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Berkshire Hathaway, Inc. Class B (a)	1,696	302,753
Jefferies Financial Group, Inc.	10,061	156,448
Voya Financial, Inc.	1,126	52,528
		511,729
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	6,976	210,884
CenturyLink, Inc.	65,750	659,473
GCI Liberty, Inc. Class A (a)	9,450	672,084
Verizon Communications, Inc.	3,259	179,669
		1,722,110
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	7,440	355,930
American Electric Power Co., Inc.	4,764	379,405
Avangrid, Inc.	1,731	72,667
Duke Energy Corp.	5,564	444,508
Edison International	4,106	222,997
Entergy Corp.	6,595	618,677
Evergy, Inc.	11,927	707,152
Eversource Energy	5,274	439,166
Exelon Corp.	12,451	451,847
FirstEnergy Corp.	12,574	487,620
Hawaiian Electric Industries, Inc.	7,913	285,343
IDACORP, Inc.	2,444	213,532
NextEra Energy, Inc.	872	209,428
NRG Energy, Inc.	49,570	1,613,999
OGE Energy Corp.	7,175	217,833
PG&E Corp. (a)	11,098	98,439
Pinnacle West Capital Corp.	3,645	267,142
PPL Corp.	16,595	428,815
Southern Co.	8,901	461,517
Xcel Energy, Inc.	7,849	490,562
		8,466,579

See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	2,451	$ 234,659
AMETEK, Inc.	3,885	347,202
Eaton Corp. PLC	7,777	680,332
Emerson Electric Co.	10,341	641,452
Generac Holdings, Inc. (a)	4,337	528,810
GrafTech International, Ltd. (b)	4,068	32,463
Hubbell, Inc.	3,998	501,189
nVent Electric PLC	8,101	151,732
Regal Beloit Corp.	3,805	332,253
Rockwell Automation, Inc.	4,216	898,008
Sensata Technologies Holding PLC (a)	4,299	160,052
Vertiv Holdings Co. (a)	40,279	546,183
		5,054,335
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.6%
Amphenol Corp. Class A	3,382	324,029
Arrow Electronics, Inc. (a)	8,195	562,915
Avnet, Inc.	8,040	224,195
CDW Corp.	6,952	807,683
Cognex Corp.	8,734	521,595
Coherent, Inc. (a)	1,111	145,519
Corning, Inc.	8,808	228,127
Dolby Laboratories, Inc. Class A	5,242	345,291
FLIR Systems, Inc.	4,476	181,591
IPG Photonics Corp. (a)	1,763	282,768
Jabil, Inc.	27,798	891,760
Keysight Technologies, Inc. (a)	10,845	1,092,959
Littelfuse, Inc.	829	141,452
National Instruments Corp.	10,650	412,262
SYNNEX Corp.	8,756	1,048,706
Trimble, Inc. (a)	6,781	292,871
Zebra Technologies Corp. Class A (a)	2,259	578,191
		8,081,914
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	10,044	154,577
Halliburton Co.	6,041	78,412
Helmerich & Payne, Inc.	3,117	60,813
National Oilwell Varco, Inc.	6,588	80,703
Schlumberger, Ltd.	2,917	53,644
		428,149
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	9,318	707,236
Electronic Arts, Inc. (a)	11,489	1,517,122
Liberty Media Corp.-Liberty Formula One Class C (a)	1,668	52,892
Lions Gate Entertainment Corp. Class A (a)	2,768	20,511
Lions Gate Entertainment Corp. Class B (a)	5,497	37,545
Live Nation Entertainment, Inc. (a)	594	26,332
Madison Square Garden Co. (a)	901	132,348
Madison Square Garden Entertainment Corp. (a)	1,450	108,750
Netflix, Inc. (a)	64	29,123
Security Description	Shares	Value
Spotify Technology SA (a)	1,936	$ 499,856
Take-Two Interactive Software, Inc. (a)	6,664	930,094
Zynga, Inc. Class A (a)	24,959	238,109
		4,299,918
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	969	157,220
American Campus Communities, Inc. REIT	817	28,562
American Homes 4 Rent Class A REIT	2,807	75,508
American Tower Corp. REIT	640	165,466
Americold Realty Trust REIT	2,531	91,875
Apartment Investment and Management Co. Class A REIT	6,946	261,447
Apple Hospitality REIT, Inc.	4,716	45,557
AvalonBay Communities, Inc. REIT	1,227	189,743
Boston Properties, Inc. REIT	768	69,412
Brixmor Property Group, Inc. REIT	5,717	73,292
Camden Property Trust REIT	1,562	142,486
CoreSite Realty Corp. REIT	1,487	180,016
Corporate Office Properties Trust REIT	6,541	165,749
Cousins Properties, Inc. REIT	1,554	46,356
Crown Castle International Corp. REIT	745	124,676
CubeSmart REIT	3,863	104,262
CyrusOne, Inc. REIT	1,123	81,698
Digital Realty Trust, Inc. REIT	1,203	170,958
Douglas Emmett, Inc. REIT	3,648	111,848
Duke Realty Corp. REIT	11,146	394,457
EPR Properties REIT	424	14,047
Equinix, Inc. REIT	218	153,101
Equity Commonwealth REIT	21,256	684,443
Equity LifeStyle Properties, Inc. REIT	6,287	392,812
Equity Residential REIT	4,019	236,398
Essex Property Trust, Inc. REIT	708	162,252
Extra Space Storage, Inc. REIT	2,394	221,134
Federal Realty Investment Trust REIT	1,206	102,763
First Industrial Realty Trust, Inc. REIT	9,240	355,186
Gaming and Leisure Properties, Inc. REIT	5,530	191,338
Healthcare Trust of America, Inc. Class A REIT	1,529	40,549
Healthpeak Properties, Inc. REIT	1,283	35,359
Highwoods Properties, Inc. REIT	2,132	79,588
Host Hotels & Resorts, Inc. REIT	29,555	318,898
Hudson Pacific Properties, Inc. REIT	599	15,071
Invitation Homes, Inc. REIT	2,707	74,524
Iron Mountain, Inc. REIT (b)	5,008	130,709
JBG SMITH Properties REIT	613	18,126
Kilroy Realty Corp. REIT	1,081	63,455
Kimco Realty Corp. REIT	5,590	71,776
Lamar Advertising Co. Class A REIT	4,444	296,681
Life Storage, Inc. REIT	3,152	299,282
Medical Properties Trust, Inc. REIT	10,748	202,062

See accompanying notes to financial statements.
31

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	1,806	$ 207,094
National Retail Properties, Inc. REIT	1,931	68,512
Omega Healthcare Investors, Inc. REIT	4,685	139,285
Outfront Media, Inc. REIT	2,223	31,500
Park Hotels & Resorts, Inc. REIT	1,368	13,530
Prologis, Inc. REIT	2,280	212,792
Public Storage REIT	1,712	328,516
Rayonier, Inc. REIT	1,581	39,193
Realty Income Corp. REIT	1,649	98,115
Regency Centers Corp. REIT	911	41,806
Rexford Industrial Realty, Inc. REIT	1,521	63,015
SBA Communications Corp. REIT	429	127,808
Simon Property Group, Inc. REIT	1,702	116,383
SL Green Realty Corp. REIT	595	29,328
Spirit Realty Capital, Inc. REIT (b)	1,922	67,001
STORE Capital Corp. REIT	2,401	57,168
Sun Communities, Inc. REIT	1,003	136,087
Taubman Centers, Inc. REIT	6,218	234,792
UDR, Inc. REIT	2,140	79,993
Ventas, Inc. REIT	499	18,273
VICI Properties, Inc. REIT	9,458	190,957
Vornado Realty Trust REIT	11,884	454,088
Weingarten Realty Investors REIT	7,219	136,656
Welltower, Inc. REIT	579	29,963
Weyerhaeuser Co. REIT	1,190	26,727
WP Carey, Inc. REIT	1,197	80,977
		9,869,701
FOOD & STAPLES RETAILING — 1.2%
Casey's General Stores, Inc.	4,699	702,594
Costco Wholesale Corp.	1,812	549,417
Kroger Co.	14,965	506,565
Sprouts Farmers Market, Inc. (a)	18,938	484,623
Sysco Corp.	12,495	682,977
US Foods Holding Corp. (a)	1,580	31,158
Walmart, Inc.	505	60,489
Walgreens Boots Alliance, Inc.	19,360	820,670
		3,838,493
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	861	34,354
Campbell Soup Co.	8,311	412,475
Conagra Brands, Inc.	1,542	54,232
Flowers Foods, Inc.	17,381	388,639
General Mills, Inc.	12,344	761,008
Hain Celestial Group, Inc. (a) (b)	2,704	85,203
Hershey Co.	5,080	658,470
Hormel Foods Corp.	11,919	575,330
Ingredion, Inc.	9,032	749,656
J.M. Smucker Co.	5,866	620,682
Kellogg Co.	8,429	556,820
Kraft Heinz Co.	9,219	293,994
Lamb Weston Holdings, Inc.	7,974	509,778
McCormick & Co., Inc.	3,022	542,177
Mondelez International, Inc. Class A	5,724	292,668
Pilgrim's Pride Corp. (a)	2,789	47,106
Security Description	Shares	Value
Post Holdings, Inc. (a)	2,676	$ 234,471
Seaboard Corp.	10	29,338
TreeHouse Foods, Inc. (a)	878	38,456
Tyson Foods, Inc. Class A	8,255	492,906
		7,377,763
GAS UTILITIES — 0.3%
Atmos Energy Corp.	3,480	346,539
National Fuel Gas Co.	7,172	300,722
UGI Corp.	4,323	137,471
		784,732
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	1,533	140,162
ABIOMED, Inc. (a)	1,083	261,609
Align Technology, Inc. (a)	1,265	347,167
Baxter International, Inc.	5,207	448,323
Becton Dickinson and Co.	975	233,288
Boston Scientific Corp. (a)	1,580	55,474
Cooper Cos., Inc.	1,220	346,041
Danaher Corp.	1,535	271,434
DENTSPLY SIRONA, Inc.	4,129	181,924
DexCom, Inc. (a)	319	129,323
Edwards Lifesciences Corp. (a)	8,068	557,580
Envista Holdings Corp. (a)	14,211	299,710
Globus Medical, Inc. Class A (a)	6,980	333,016
Haemonetics Corp. (a)	1,915	171,507
Hill-Rom Holdings, Inc.	3,108	341,196
Hologic, Inc. (a)	5,615	320,055
ICU Medical, Inc. (a)	738	136,021
IDEXX Laboratories, Inc. (a)	1,607	530,567
Insulet Corp. (a)	2,340	454,568
Integra LifeSciences Holdings Corp. (a)	2,184	102,626
Intuitive Surgical, Inc. (a)	647	368,680
Masimo Corp. (a)	2,743	625,377
Medtronic PLC	1,791	164,235
Novocure, Ltd. (a)	1,020	60,486
Penumbra, Inc. (a) (b)	1,516	271,091
Quidel Corp. (a)	2,689	601,637
ResMed, Inc.	3,098	594,816
STERIS PLC	3,630	556,987
Stryker Corp.	955	172,081
Tandem Diabetes Care, Inc. (a)	3,479	344,143
Teleflex, Inc.	937	341,049
Varian Medical Systems, Inc. (a)	3,256	398,925
West Pharmaceutical Services, Inc.	3,841	872,560
Zimmer Biomet Holdings, Inc.	3,187	380,400
		11,414,058
HEALTH CARE PROVIDERS & SERVICES — 6.7%
Acadia Healthcare Co., Inc. (a)	3,608	90,633
Amedisys, Inc. (a)	1,851	367,497
AmerisourceBergen Corp.	17,354	1,748,763
Anthem, Inc.	2,858	751,597

See accompanying notes to financial statements.
32

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Cardinal Health, Inc.	46,120	$ 2,407,003
Centene Corp. (a)	15,970	1,014,893
Chemed Corp.	1,446	652,247
Cigna Corp.	10,330	1,938,424
CVS Health Corp.	20,362	1,322,919
DaVita, Inc. (a)	17,971	1,422,225
Encompass Health Corp.	6,867	425,273
Guardant Health, Inc. (a)	1,135	92,082
HCA Healthcare, Inc.	4,799	465,791
Henry Schein, Inc. (a)	10,900	636,451
Humana, Inc.	5,157	1,999,627
Laboratory Corp. of America Holdings (a)	3,106	515,938
McKesson Corp.	16,614	2,548,920
Molina Healthcare, Inc. (a)	4,296	764,602
Premier, Inc. Class A (a)	3,895	133,521
Quest Diagnostics, Inc.	7,070	805,697
UnitedHealth Group, Inc.	508	149,835
Universal Health Services, Inc. Class B	5,728	532,074
		20,786,012
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	9,415	645,398
Change Healthcare, Inc. (a)	10,319	115,573
Livongo Health, Inc. (a)	274	20,602
Teladoc Health, Inc. (a)	1,157	220,802
Veeva Systems, Inc. Class A (a)	2,390	560,264
		1,562,639
HOTELS, RESTAURANTS & LEISURE — 1.9%
Aramark	12,363	279,033
Caesars Entertainment Corp. (a)	12,553	152,268
Carnival Corp.	3,961	65,040
Chipotle Mexican Grill, Inc. (a)	526	553,541
Choice Hotels International, Inc.	1,520	119,928
Darden Restaurants, Inc.	5,535	419,387
Domino's Pizza, Inc.	2,108	778,779
Dunkin' Brands Group, Inc.	2,378	155,117
Extended Stay America, Inc.	7,069	79,102
Hilton Worldwide Holdings, Inc.	3,010	221,084
Hyatt Hotels Corp. Class A	1,908	95,953
Las Vegas Sands Corp.	4,218	192,088
Marriott International, Inc. Class A	1,216	104,248
McDonald's Corp.	730	134,663
MGM Resorts International	10,142	170,386
Norwegian Cruise Line Holdings, Ltd. (a)	1,337	21,967
Planet Fitness, Inc. Class A (a)	2,161	130,892
Royal Caribbean Cruises, Ltd.	1,557	78,317
Six Flags Entertainment Corp.	1,050	20,170
Starbucks Corp.	5,495	404,377
Vail Resorts, Inc.	1,498	272,861
Wendy's Co.	9,197	200,311
Wyndham Destinations, Inc.	3,514	99,025
Wyndham Hotels & Resorts, Inc.	1,966	83,791
Wynn Resorts, Ltd.	1,001	74,564
Yum China Holdings, Inc.	13,978	671,922
Security Description	Shares	Value
Yum! Brands, Inc.	4,045	$ 351,551
		5,930,365
HOUSEHOLD DURABLES — 2.0%
D.R. Horton, Inc.	16,465	912,984
Garmin, Ltd.	7,377	719,257
Leggett & Platt, Inc.	5,487	192,868
Lennar Corp. Class A	14,543	896,140
Lennar Corp. Class B	944	43,509
Mohawk Industries, Inc. (a)	2,334	237,508
Newell Brands, Inc.	37,407	594,023
NVR, Inc. (a)	249	811,429
PulteGroup, Inc.	24,268	825,840
Tempur Sealy International, Inc. (a)	2,558	184,048
Toll Brothers, Inc.	6,596	214,964
Whirlpool Corp.	5,353	693,374
		6,325,944
HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	7,088	547,902
Clorox Co.	4,768	1,045,956
Colgate-Palmolive Co.	5,203	381,172
Energizer Holdings, Inc.	1,076	51,099
Kimberly-Clark Corp.	4,706	665,193
Procter & Gamble Co.	761	90,993
Reynolds Consumer Products, Inc.	2,677	92,999
Spectrum Brands Holdings, Inc.	6,231	286,003
		3,161,317
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	33,975	492,298
Vistra Energy Corp.	45,071	839,222
		1,331,520
INDUSTRIAL CONGLOMERATES — 0.3%
3M Co.	1,087	169,561
Carlisle Cos., Inc.	2,895	346,445
General Electric Co.	15,126	103,311
Honeywell International, Inc.	1,026	148,349
Roper Technologies, Inc.	806	312,937
		1,080,603
INSURANCE — 3.9%
Aflac, Inc.	5,052	182,024
Alleghany Corp.	449	219,624
Allstate Corp.	10,912	1,058,355
American Financial Group, Inc.	1,000	63,460
American International Group, Inc.	1,753	54,658
American National Insurance Co.	264	19,026
Aon PLC Class A	2,191	421,987
Arch Capital Group, Ltd. (a)	12,018	344,316
Arthur J Gallagher & Co.	4,671	455,376
Assurant, Inc.	1,852	191,293
Assured Guaranty, Ltd.	1,248	30,464
Athene Holding, Ltd. Class A (a)	2,005	62,536
Axis Capital Holdings, Ltd.	1,203	48,794
Brighthouse Financial, Inc. (a)	1,169	32,522

See accompanying notes to financial statements.
33

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Brown & Brown, Inc.	11,710	$ 477,300
Chubb, Ltd.	1,245	157,642
Cincinnati Financial Corp.	4,720	302,222
Erie Indemnity Co. Class A	760	145,844
Everest Re Group, Ltd.	1,726	355,901
Fidelity National Financial, Inc.	16,835	516,161
First American Financial Corp.	13,608	653,456
Globe Life, Inc.	3,951	293,283
Hanover Insurance Group, Inc.	1,905	193,034
Hartford Financial Services Group, Inc.	7,036	271,238
Kemper Corp.	3,449	250,121
Lincoln National Corp.	736	27,077
Loews Corp.	2,085	71,495
Markel Corp. (a)	654	603,753
Marsh & McLennan Cos., Inc.	5,556	596,548
Mercury General Corp.	2,523	102,812
MetLife, Inc.	3,748	136,877
Old Republic International Corp.	21,476	350,273
Primerica, Inc.	1,626	189,592
Principal Financial Group, Inc.	2,445	101,565
Progressive Corp.	17,895	1,433,568
Prudential Financial, Inc.	1,337	81,423
Reinsurance Group of America, Inc.	853	66,909
RenaissanceRe Holdings, Ltd.	2,906	497,013
Travelers Cos., Inc.	1,792	204,378
Unum Group	2,270	37,659
White Mountains Insurance Group, Ltd.	384	340,980
Willis Towers Watson PLC	1,655	325,952
WR Berkley Corp.	2,730	156,402
		12,124,913
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	62	87,919
Alphabet, Inc. Class C (a)	64	90,471
Facebook, Inc. Class A (a)	439	99,684
IAC/InterActiveCorp (a)	1,711	553,337
Match Group, Inc. (a) (b)	6,743	721,838
TripAdvisor, Inc.	1,963	37,317
Twitter, Inc. (a)	12,573	374,550
		1,965,116
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	49	135,182
Booking Holdings, Inc. (a)	258	410,824
eBay, Inc.	27,112	1,422,024
Etsy, Inc. (a)	3,758	399,212
Expedia Group, Inc.	3,511	288,604
GrubHub, Inc. (a)	2,292	161,128
Qurate Retail, Inc. Class A (a)	14,608	138,776
		2,955,750
IT SERVICES — 4.1%
Accenture PLC Class A	1,467	314,994
Akamai Technologies, Inc. (a)	4,749	508,570
Security Description	Shares	Value
Amdocs, Ltd.	15,472	$ 941,935
Automatic Data Processing, Inc.	2,073	308,649
Black Knight, Inc. (a)	3,392	246,124
Booz Allen Hamilton Holding Corp.	6,250	486,188
Broadridge Financial Solutions, Inc.	5,722	722,059
CACI International, Inc. Class A (a)	1,705	369,780
Cognizant Technology Solutions Corp. Class A	16,182	919,461
DXC Technology Co.	1,594	26,301
EPAM Systems, Inc. (a)	2,949	743,177
Euronet Worldwide, Inc. (a)	522	50,018
FleetCor Technologies, Inc. (a)	984	247,506
Gartner, Inc. (a)	1,074	130,308
Genpact, Ltd.	6,790	247,971
GoDaddy, Inc. Class A (a)	5,112	374,863
International Business Machines Corp.	1,567	189,247
Jack Henry & Associates, Inc.	3,845	707,595
Leidos Holdings, Inc.	10,006	937,262
Mastercard, Inc. Class A	274	81,022
MongoDB, Inc. (a)	400	90,536
Okta, Inc. (a)	144	28,833
Paychex, Inc.	4,386	332,240
PayPal Holdings, Inc. (a)	999	174,056
Sabre Corp.	1,954	15,749
Science Applications International Corp.	9,710	754,273
Square, Inc. Class A (a)	4,761	499,619
Switch, Inc. Class A	7,536	134,292
VeriSign, Inc. (a)	2,891	597,946
Visa, Inc. Class A	428	82,677
Western Union Co. (b)	72,877	1,575,601
WEX, Inc. (a)	445	73,429
		12,912,281
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Brunswick Corp.	5,877	376,187
Hasbro, Inc.	2,099	157,320
Mattel, Inc. (a)	6,360	61,501
Peloton Interactive, Inc. Class A (a)	1,048	60,543
Polaris, Inc.	6,237	577,234
		1,232,785
LIFE SCIENCES TOOLS & SERVICES — 1.8%
10X Genomics, Inc. Class A (a)	462	41,261
Adaptive Biotechnologies Corp. (a)	661	31,979
Agilent Technologies, Inc.	5,506	486,565
Bio-Rad Laboratories, Inc. Class A (a)	3,039	1,372,078
Bio-Techne Corp.	1,251	330,352
Bruker Corp.	3,931	159,913
Charles River Laboratories International, Inc. (a)	2,399	418,266
Illumina, Inc. (a)	1,057	391,460
IQVIA Holdings, Inc. (a)	1,273	180,613
Mettler-Toledo International, Inc. (a)	465	374,581
PerkinElmer, Inc.	2,442	239,536
PPD, Inc. (a)	2,023	54,216
PRA Health Sciences, Inc. (a)	2,994	291,286

See accompanying notes to financial statements.
34

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
QIAGEN NV (a)	4,915	$ 210,411
Repligen Corp. (a)	1,344	166,132
Syneos Health, Inc. (a)	3,459	201,487
Thermo Fisher Scientific, Inc.	554	200,736
Waters Corp. (a)	2,395	432,058
		5,582,930
MACHINERY — 3.7%
AGCO Corp.	3,051	169,209
Allison Transmission Holdings, Inc.	10,176	374,273
Caterpillar, Inc.	3,220	407,330
Crane Co.	1,430	85,028
Cummins, Inc.	8,381	1,452,092
Deere & Co.	1,480	232,582
Donaldson Co., Inc.	7,489	348,388
Dover Corp.	4,311	416,270
Flowserve Corp.	1,710	48,769
Fortive Corp.	1,632	110,421
Gates Industrial Corp. PLC (a)	3,161	32,495
Graco, Inc.	8,727	418,809
IDEX Corp.	2,479	391,781
Illinois Tool Works, Inc.	3,273	572,284
Ingersoll Rand, Inc. (a)	3,329	93,612
ITT, Inc.	5,885	345,685
Lincoln Electric Holdings, Inc.	5,633	474,524
Middleby Corp. (a)	714	56,363
Nordson Corp.	2,296	435,574
Oshkosh Corp.	8,429	603,685
Otis Worldwide Corp.	13,817	785,635
PACCAR, Inc.	12,046	901,643
Parker-Hannifin Corp.	3,546	649,875
Pentair PLC	8,308	315,621
Snap-on, Inc.	3,552	491,988
Stanley Black & Decker, Inc.	3,188	444,343
Timken Co.	5,181	235,684
Toro Co.	1,942	128,832
Trinity Industries, Inc.	8,027	170,895
Westinghouse Air Brake Technologies Corp.	381	21,934
Woodward, Inc.	1,008	78,170
Xylem, Inc.	3,261	211,835
		11,505,629
MARINE — 0.0% (d)
Kirby Corp. (a)	1,663	89,070
MEDIA — 1.7%
Altice USA, Inc. Class A (a)	15,400	347,116
Cable One, Inc.	164	291,075
Charter Communications, Inc. Class A (a)	422	215,237
Comcast Corp. Class A	4,332	168,861
Discovery, Inc. Class A (a)	6,716	141,708
Discovery, Inc. Class C (a)	14,349	276,362
DISH Network Corp. Class A (a)	5,392	186,078
Fox Corp. Class A	20,860	559,465
Fox Corp. Class B	11,194	300,447
Interpublic Group of Cos., Inc.	30,775	528,099
Security Description	Shares	Value
John Wiley & Sons, Inc. Class A	4,693	$ 183,027
Liberty Broadband Corp. Class A (a)	62	7,576
Liberty Broadband Corp. Class C (a)	506	62,724
Liberty Media Corp.-Liberty SiriusXM Class A (a)	3,509	121,131
Liberty Media Corp.-Liberty SiriusXM Class C (a)	6,542	225,372
New York Times Co. Class A (b)	14,061	590,984
News Corp. Class A	37,930	449,850
News Corp. Class B	11,056	132,119
Nexstar Media Group, Inc. Class A	821	68,710
Omnicom Group, Inc.	7,799	425,825
Sirius XM Holdings, Inc.	20,268	118,973
ViacomCBS, Inc. Class B	989	23,063
		5,423,802
METALS & MINING — 1.2%
Freeport-McMoRan, Inc.	14,923	172,659
Newmont Corp.	3,790	233,995
Nucor Corp.	17,624	729,810
Reliance Steel & Aluminum Co.	13,737	1,304,053
Royal Gold, Inc.	4,518	561,678
Southern Copper Corp.	1,438	57,189
Steel Dynamics, Inc.	20,774	541,994
		3,601,378
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
AGNC Investment Corp. REIT	8,066	104,051
Starwood Property Trust, Inc. REIT	1,651	24,699
		128,750
MULTI-UTILITIES — 1.4%
Ameren Corp.	7,497	527,489
CenterPoint Energy, Inc.	8,184	152,795
CMS Energy Corp.	8,643	504,924
Consolidated Edison, Inc.	6,237	448,627
Dominion Energy, Inc.	2,559	207,740
DTE Energy Co.	3,310	355,825
MDU Resources Group, Inc.	12,967	287,608
NiSource, Inc.	16,955	385,557
Public Service Enterprise Group, Inc.	9,299	457,139
Sempra Energy	2,888	338,560
WEC Energy Group, Inc.	6,153	539,311
		4,205,575
MULTILINE RETAIL — 0.8%
Dollar General Corp.	2,779	529,427
Dollar Tree, Inc. (a)	1,055	97,778
Kohl's Corp.	2,519	52,320
Nordstrom, Inc. (b)	1,898	29,400
Ollie's Bargain Outlet Holdings, Inc. (a)	2,031	198,327
Target Corp.	14,427	1,730,230
		2,637,482
OIL, GAS & CONSUMABLE FUELS — 2.0%
Apache Corp.	2,592	34,992

See accompanying notes to financial statements.
35

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Cabot Oil & Gas Corp.	40,948	$ 703,487
Cheniere Energy, Inc. (a)	2,848	137,615
Chevron Corp.	2,205	196,752
Cimarex Energy Co.	1,608	44,204
Concho Resources, Inc.	2,690	138,535
ConocoPhillips	18,239	766,403
Continental Resources, Inc.	463	8,116
Devon Energy Corp.	8,212	93,124
Diamondback Energy, Inc.	2,007	83,933
EOG Resources, Inc.	8,180	414,399
EQT Corp.	16,019	190,626
Equitrans Midstream Corp.	2,081	17,293
Exxon Mobil Corp.	1,969	88,054
Hess Corp.	2,439	126,364
HollyFrontier Corp.	9,162	267,530
Kinder Morgan, Inc.	11,463	173,894
Marathon Oil Corp.	15,525	95,013
Marathon Petroleum Corp.	17,222	643,758
Murphy Oil Corp. (b)	1,462	20,175
Noble Energy, Inc.	3,509	31,441
Occidental Petroleum Corp.	1,022	18,703
ONEOK, Inc.	1,865	61,955
Parsley Energy, Inc. Class A	9,422	100,627
Phillips 66	7,199	517,608
Pioneer Natural Resources Co.	3,937	384,645
Targa Resources Corp.	1,127	22,619
Valero Energy Corp.	7,674	451,385
Williams Cos., Inc.	10,285	195,621
WPX Energy, Inc. (a)	14,742	94,054
		6,122,925
PERSONAL PRODUCTS — 0.4%
Estee Lauder Cos., Inc. Class A	3,695	697,173
Herbalife Nutrition, Ltd. (a)	6,310	283,824
Nu Skin Enterprises, Inc. Class A	3,537	135,219
		1,116,216
PHARMACEUTICALS — 1.0%
Catalent, Inc. (a)	1,499	109,877
Elanco Animal Health, Inc. (a)	1,610	34,535
Eli Lilly & Co.	2,392	392,719
Horizon Therapeutics PLC (a)	12,059	670,239
Jazz Pharmaceuticals PLC (a)	4,575	504,805
Johnson & Johnson	545	76,643
Merck & Co., Inc.	2,373	183,504
Mylan NV (a)	26,553	426,972
Perrigo Co. PLC	6,379	352,567
Pfizer, Inc.	3,262	106,667
Zoetis, Inc.	2,740	375,490
		3,234,018
PROFESSIONAL SERVICES — 1.1%
CoreLogic, Inc.	3,958	266,057
CoStar Group, Inc. (a)	865	614,730
Equifax, Inc.	791	135,957
FTI Consulting, Inc. (a)	5,441	623,266
IHS Markit, Ltd.	3,587	270,818
Security Description	Shares	Value
ManpowerGroup, Inc.	4,671	$ 321,131
Nielsen Holdings PLC	5,396	80,185
Robert Half International, Inc.	10,332	545,840
TransUnion	3,755	326,835
Verisk Analytics, Inc.	1,692	287,978
		3,472,797
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
CBRE Group, Inc. Class A (a)	18,806	850,407
Jones Lang LaSalle, Inc.	2,302	238,165
		1,088,572
ROAD & RAIL — 1.6%
AMERCO	400	120,876
CSX Corp.	4,141	288,793
JB Hunt Transport Services, Inc.	7,613	916,149
Kansas City Southern	4,091	610,745
Knight-Swift Transportation Holdings, Inc. (b)	17,533	731,302
Landstar System, Inc.	4,852	544,928
Norfolk Southern Corp.	1,938	340,255
Old Dominion Freight Line, Inc.	4,702	797,412
Ryder System, Inc.	1,961	73,557
Schneider National, Inc. Class B	12,917	318,662
Union Pacific Corp.	1,280	216,410
		4,959,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.5%
Advanced Micro Devices, Inc. (a)	4,542	238,955
Analog Devices, Inc.	3,092	379,203
Applied Materials, Inc.	13,330	805,798
Broadcom, Inc.	604	190,628
Cirrus Logic, Inc. (a)	10,837	669,510
Cree, Inc. (a)	495	29,299
Enphase Energy, Inc. (a)	10,182	484,358
Entegris, Inc.	8,169	482,379
First Solar, Inc. (a)	1,190	58,905
Inphi Corp. (a)	1,471	172,843
Intel Corp.	5,193	310,697
KLA Corp.	1,942	377,680
Lam Research Corp.	5,228	1,691,049
Marvell Technology Group, Ltd.	14,652	513,699
Maxim Integrated Products, Inc.	13,754	833,630
Microchip Technology, Inc. (b)	3,191	336,044
Micron Technology, Inc. (a)	48,126	2,479,452
MKS Instruments, Inc.	959	108,597
Monolithic Power Systems, Inc.	2,759	653,883
NVIDIA Corp.	497	188,815
ON Semiconductor Corp. (a)	6,919	137,135
Qorvo, Inc. (a)	8,948	989,022
QUALCOMM, Inc.	4,397	401,050
Skyworks Solutions, Inc.	11,937	1,526,265
SolarEdge Technologies, Inc. (a)	4,952	687,239
Teradyne, Inc.	16,281	1,375,907
Texas Instruments, Inc.	3,665	465,345

See accompanying notes to financial statements.
36

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Universal Display Corp.	1,198	$ 179,245
Xilinx, Inc.	4,889	481,029
		17,247,661
SOFTWARE — 5.0%
Adobe, Inc. (a)	507	220,702
Alteryx, Inc. Class A (a)	1,279	210,114
ANSYS, Inc. (a)	2,232	651,141
Aspen Technology, Inc. (a)	1,160	120,188
Atlassian Corp. PLC Class A (a)	1,024	184,596
Autodesk, Inc. (a)	2,141	512,106
Avalara, Inc. (a)	1,305	173,682
Bill.Com Holdings, Inc. (a)	459	41,406
Cadence Design Systems, Inc. (a)	9,402	902,216
CDK Global, Inc.	2,032	84,165
Ceridian HCM Holding, Inc. (a)	1,371	108,679
Citrix Systems, Inc.	8,300	1,227,653
Coupa Software, Inc. (a)	253	70,091
Crowdstrike Holdings, Inc. Class A (a)	694	69,601
Datadog, Inc. Class A (a)	645	56,083
DocuSign, Inc. (a)	690	118,825
Dropbox, Inc. Class A (a)	8,049	175,227
Everbridge, Inc. (a)	430	59,495
Fair Isaac Corp. (a)	919	384,179
Five9, Inc. (a)	1,119	123,840
Fortinet, Inc. (a)	5,178	710,784
Globant SA (a)	1,072	160,639
Guidewire Software, Inc. (a)	900	99,765
HubSpot, Inc. (a)	128	28,717
Intuit, Inc.	1,565	463,537
LogMeIn, Inc.	6,154	521,675
Manhattan Associates, Inc. (a)	4,723	444,907
Microsoft Corp.	1,350	274,739
New Relic, Inc. (a)	319	21,979
NortonLifeLock, Inc.	93,478	1,853,669
Nuance Communications, Inc. (a)	14,100	356,800
Oracle Corp.	3,197	176,698
Palo Alto Networks, Inc. (a)	931	213,823
Paycom Software, Inc. (a)	1,544	478,223
Paylocity Holding Corp. (a)	1,697	247,575
Pegasystems, Inc.	1,570	158,837
Proofpoint, Inc. (a)	1,407	156,346
PTC, Inc. (a)	636	49,474
RealPage, Inc. (a)	2,205	143,347
salesforce.com, Inc. (a)	335	62,756
ServiceNow, Inc. (a)	1,057	428,148
Slack Technologies, Inc. Class A (a)	818	25,432
SS&C Technologies Holdings, Inc.	5,545	313,182
Synopsys, Inc. (a)	4,224	823,680
Teradata Corp. (a)	1,486	30,909
Trade Desk, Inc. Class A (a) (b)	1,465	595,522
Tyler Technologies, Inc. (a)	1,768	613,284
VMware, Inc. Class A (a)	636	98,491
Workday, Inc. Class A (a)	514	96,303
Zendesk, Inc. (a)	516	45,681
Zoom Video Communications, Inc. Class A (a)	555	140,715
Security Description	Shares	Value
Zscaler, Inc. (a)	1,329	$ 145,526
		15,475,152
SPECIALTY RETAIL — 3.4%
Advance Auto Parts, Inc.	4,928	701,994
AutoNation, Inc. (a)	8,881	333,748
AutoZone, Inc. (a)	852	961,158
Best Buy Co., Inc.	21,375	1,865,396
Burlington Stores, Inc. (a)	2,544	500,990
CarMax, Inc. (a)	3,946	353,364
Dick's Sporting Goods, Inc. (b)	9,588	395,601
Five Below, Inc. (a)	959	102,527
Floor & Decor Holdings, Inc. Class A (a)	4,391	253,141
Foot Locker, Inc.	8,309	242,291
Gap, Inc.	4,866	61,409
Home Depot, Inc.	567	142,039
L Brands, Inc.	1,264	18,922
Lowe's Cos., Inc.	2,535	342,529
O'Reilly Automotive, Inc. (a)	1,496	630,818
Ross Stores, Inc.	5,763	491,238
Tiffany & Co.	6,653	811,267
TJX Cos., Inc.	10,160	513,690
Tractor Supply Co.	6,562	864,806
Ulta Beauty, Inc. (a)	830	168,839
Williams-Sonoma, Inc.	10,232	839,126
		10,594,893
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	1,157	422,074
Dell Technologies, Inc. Class C (a)	5,984	328,761
Hewlett Packard Enterprise Co.	48,804	474,863
HP, Inc.	93,802	1,634,969
NCR Corp. (a) (b)	3,701	64,101
NetApp, Inc.	14,045	623,177
Pure Storage, Inc. Class A (a)	2,564	44,434
Western Digital Corp.	5,717	252,405
Xerox Holdings Corp.	5,535	84,630
		3,929,414
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	978	15,286
Carter's, Inc.	3,285	265,100
Columbia Sportswear Co.	1,555	125,302
Hanesbrands, Inc. (b)	12,960	146,318
Lululemon Athletica, Inc. (a)	1,946	607,172
NIKE, Inc. Class B	3,433	336,606
PVH Corp.	1,748	83,991
Ralph Lauren Corp.	2,529	183,403
Skechers U.S.A., Inc. Class A (a)	11,416	358,234
Tapestry, Inc.	7,348	97,581
Under Armour, Inc. Class A (a)	1,588	15,467
Under Armour, Inc. Class C (a)	1,410	12,464
VF Corp.	1,221	74,408
		2,321,332

See accompanying notes to financial statements.
37

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	23,969	$ 196,306
New York Community Bancorp, Inc.	11,292	115,178
		311,484
TOBACCO — 0.2%
Altria Group, Inc.	5,987	234,990
Philip Morris International, Inc.	4,619	323,607
		558,597
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	2,759	80,811
Fastenal Co.	24,571	1,052,622
HD Supply Holdings, Inc. (a)	7,174	248,579
MSC Industrial Direct Co., Inc. Class A	6,669	485,570
United Rentals, Inc. (a)	6,717	1,001,102
Univar Solutions, Inc. (a)	1,601	26,993
W.W. Grainger, Inc.	2,461	773,148
Watsco, Inc.	2,835	503,779
		4,172,604
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	3,490	107,108
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	3,330	428,438
Essential Utilities, Inc.	4,879	206,089
		634,527
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	4,929	97,989
T-Mobile US, Inc. (a)	642	66,864
United States Cellular Corp. (a)	793	24,480
		189,333
TOTAL COMMON STOCKS (Cost $296,537,479)		310,850,192
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	616,325	$ 616,572
State Street Navigator Securities Lending Portfolio II (c) (g)	1,282,619	1,282,619
TOTAL SHORT-TERM INVESTMENTS (Cost $1,899,191)		1,899,191
TOTAL INVESTMENTS — 100.3% (Cost $298,436,670)		312,749,383
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(942,674)
NET ASSETS — 100.0%		$ 311,806,709
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	09/18/2020	$606,946	$618,040	$11,094
During the period ended June 30, 2020, average notional value related to futures contracts was $295,692.
See accompanying notes to financial statements.
38

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$310,850,192	$—	$—	$310,850,192
Short-Term Investments	1,899,191	—	—	1,899,191
TOTAL INVESTMENTS	$312,749,383	$—	$—	$312,749,383
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	11,094	—	—	11,094
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 11,094	$—	$—	$ 11,094
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$312,760,477	$—	$—	$312,760,477
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	942	$ 52,809	$ 401,944	$ 27,083	$7,008	$(53,569)	5,997	$ 381,109	$ 8,357
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	13,453,120	12,836,371	(177)	—	616,325	616,572	8,452
State Street Institutional U.S. Government Money Market Fund, Class G Shares	274,047	274,047	2,190,101	2,464,148	—	—	—	—	1,101
State Street Navigator Securities Lending Portfolio II	—	—	36,730,146	35,447,527	—	—	1,282,619	1,282,619	17,092
State Street Navigator Securities Lending Portfolio III	594,467	594,467	13,728,486	14,322,953	—	—	—	—	1,578
Total		$921,323	$66,503,797	$65,098,082	$6,831	$(53,569)		$2,280,300	$36,580
See accompanying notes to financial statements.
39

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BWX Technologies, Inc.	8,995	$ 509,477
Curtiss-Wright Corp.	7,345	655,761
General Dynamics Corp.	9,122	1,363,374
HEICO Corp. Class A	2,185	177,509
Hexcel Corp.	11,512	520,573
Huntington Ingalls Industries, Inc.	8,753	1,527,311
Textron, Inc.	24,558	808,204
		5,562,209
AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	16,819	1,329,710
Expeditors International of Washington, Inc.	27,490	2,090,340
FedEx Corp.	9,879	1,385,233
		4,805,283
AIRLINES — 1.1%
Alaska Air Group, Inc.	18,622	675,234
Delta Air Lines, Inc.	39,765	1,115,408
Southwest Airlines Co.	95,318	3,257,969
		5,048,611
AUTO COMPONENTS — 0.7%
BorgWarner, Inc.	24,148	852,424
Gentex Corp.	74,219	1,912,624
Lear Corp.	5,699	621,305
		3,386,353
AUTOMOBILES — 0.4%
Ford Motor Co.	235,497	1,431,822
Harley-Davidson, Inc.	18,678	443,976
		1,875,798
BANKS — 0.9%
Associated Banc-Corp.	14,300	195,624
Bank of Hawaii Corp.	3,115	191,292
Comerica, Inc.	5,849	222,847
Commerce Bancshares, Inc.	5,091	302,762
East West Bancorp, Inc.	6,858	248,534
First Citizens BancShares, Inc. Class A	512	207,370
First Hawaiian, Inc.	10,203	175,900
First Horizon National Corp. (a)	19,619	195,405
FNB Corp.	18,838	141,285
Huntington Bancshares, Inc.	47,789	431,774
M&T Bank Corp.	8,045	836,439
PacWest Bancorp	6,965	137,280
People's United Financial, Inc.	25,513	295,185
Pinnacle Financial Partners, Inc.	4,547	190,929
Signature Bank	2,344	250,620
Umpqua Holdings Corp.	11,656	124,020
Zions Bancorp NA	10,331	351,254
		4,498,520
BEVERAGES — 0.2%
Molson Coors Beverage Co. Class B	31,645	1,087,322
Security Description	Shares	Value
BIOTECHNOLOGY — 0.2%
Alexion Pharmaceuticals, Inc. (b)	9,610	$ 1,078,626
BUILDING PRODUCTS — 2.4%
A.O. Smith Corp.	25,698	1,210,890
Allegion PLC	10,476	1,070,857
Armstrong World Industries, Inc.	5,266	410,537
Carrier Global Corp.	67,880	1,508,294
Fortune Brands Home & Security, Inc.	12,769	816,322
Johnson Controls International PLC	78,321	2,673,879
Lennox International, Inc.	3,278	763,741
Masco Corp.	24,907	1,250,580
Owens Corning	7,875	439,110
Trane Technologies PLC	16,424	1,461,408
		11,605,618
CAPITAL MARKETS — 4.0%
Apollo Global Management, Inc.	19,460	971,443
Cboe Global Markets, Inc.	13,407	1,250,605
Eaton Vance Corp.	37,144	1,433,759
Evercore, Inc. Class A	12,317	725,718
FactSet Research Systems, Inc.	5,445	1,788,519
Franklin Resources, Inc.	63,573	1,333,126
Interactive Brokers Group, Inc. Class A	4,962	207,263
Invesco, Ltd.	41,661	448,272
Lazard, Ltd. Class A	28,013	802,012
Legg Mason, Inc.	11,790	586,553
LPL Financial Holdings, Inc.	4,803	376,555
MarketAxess Holdings, Inc.	1,623	812,993
Morningstar, Inc.	2,565	361,588
MSCI, Inc.	4,054	1,353,306
Nasdaq, Inc.	8,685	1,037,597
Raymond James Financial, Inc.	9,881	680,109
SEI Investments Co.	28,163	1,548,402
T Rowe Price Group, Inc.	21,084	2,603,874
TD Ameritrade Holding Corp.	21,801	793,120
		19,114,814
CHEMICALS — 2.4%
Albemarle Corp.	5,919	457,006
Ashland Global Holdings, Inc.	8,741	604,003
Axalta Coating Systems, Ltd. (b)	21,481	484,396
Cabot Corp.	15,458	572,719
Celanese Corp.	14,252	1,230,518
Eastman Chemical Co.	14,974	1,042,789
International Flavors & Fragrances, Inc.	7,668	939,023
LyondellBasell Industries NV Class A	15,287	1,004,662
NewMarket Corp.	1,643	657,989
Olin Corp.	7,229	83,061
PPG Industries, Inc.	15,893	1,685,612
RPM International, Inc.	13,229	992,969
Scotts Miracle-Gro Co.	8,013	1,077,508
Valvoline, Inc.	7,734	149,498
Westlake Chemical Corp.	1,731	92,868
WR Grace & Co.	4,562	231,795
		11,306,416

See accompanying notes to financial statements.
40

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.1%
Cintas Corp.	2,561	$ 682,148
Copart, Inc. (b)	13,127	1,093,085
IAA, Inc. (b)	10,332	398,505
MSA Safety, Inc.	2,775	317,571
Republic Services, Inc.	10,189	836,008
Rollins, Inc.	10,243	434,201
Waste Management, Inc.	12,075	1,278,863
		5,040,381
COMMUNICATIONS EQUIPMENT — 1.7%
Ciena Corp. (b)	35,052	1,898,416
EchoStar Corp. Class A (b)	15,807	441,964
F5 Networks, Inc. (b)	16,447	2,294,028
Juniper Networks, Inc.	51,929	1,187,097
Motorola Solutions, Inc.	15,057	2,109,937
		7,931,442
CONSTRUCTION & ENGINEERING — 0.4%
AECOM (b)	8,740	328,449
Jacobs Engineering Group, Inc.	4,068	344,966
Quanta Services, Inc.	13,838	542,865
Valmont Industries, Inc.	4,187	475,727
		1,692,007
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	2,144	150,552
Martin Marietta Materials, Inc.	2,791	576,537
Vulcan Materials Co.	4,056	469,887
		1,196,976
CONSUMER FINANCE — 0.2%
Credit Acceptance Corp. (b)	910	381,299
SLM Corp.	17,476	122,856
Synchrony Financial	25,658	568,582
		1,072,737
CONTAINERS & PACKAGING — 2.3%
AptarGroup, Inc.	9,162	1,025,961
Ardagh Group SA	1,818	23,470
Avery Dennison Corp.	8,057	919,223
Ball Corp.	12,708	883,079
Berry Global Group, Inc. (b)	5,361	237,600
Crown Holdings, Inc. (b)	13,769	896,775
Graphic Packaging Holding Co.	55,424	775,382
International Paper Co.	73,011	2,570,717
Packaging Corp. of America	13,554	1,352,689
Sealed Air Corp.	7,391	242,794
Silgan Holdings, Inc.	17,954	581,530
Sonoco Products Co.	15,850	828,797
Westrock Co.	17,366	490,763
		10,828,780
DISTRIBUTORS — 0.7%
Genuine Parts Co.	18,911	1,644,500
LKQ Corp. (b)	26,709	699,776
Security Description	Shares	Value
Pool Corp.	4,001	$ 1,087,752
		3,432,028
DIVERSIFIED CONSUMER SERVICES — 0.7%
Bright Horizons Family Solutions, Inc. (b)	2,953	346,092
Graham Holdings Co. Class B	1,112	381,049
Grand Canyon Education, Inc. (b)	7,559	684,316
H&R Block, Inc.	55,188	788,085
Service Corp. International	25,633	996,867
ServiceMaster Global Holdings, Inc. (b)	6,373	227,452
		3,423,861
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	30,287	470,963
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	75,103	753,283
GCI Liberty, Inc. Class A (b)	13,120	933,094
		1,686,377
ELECTRIC UTILITIES — 4.0%
Alliant Energy Corp.	24,218	1,158,589
Avangrid, Inc.	7,876	330,635
Entergy Corp.	19,677	1,845,899
Evergy, Inc.	36,235	2,148,373
Eversource Energy	14,723	1,225,984
Exelon Corp.	67,801	2,460,498
FirstEnergy Corp.	38,661	1,499,274
Hawaiian Electric Industries, Inc.	26,174	943,834
IDACORP, Inc.	10,843	947,353
NRG Energy, Inc.	14,166	461,245
OGE Energy Corp.	46,035	1,397,623
Pinnacle West Capital Corp.	17,450	1,278,911
PPL Corp.	71,224	1,840,428
Xcel Energy, Inc.	25,684	1,605,250
		19,143,896
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	5,957	570,323
AMETEK, Inc.	10,005	894,147
Eaton Corp. PLC	17,307	1,514,016
Emerson Electric Co.	22,789	1,413,602
Generac Holdings, Inc. (b)	3,199	390,054
Hubbell, Inc.	8,498	1,065,309
Regal Beloit Corp.	6,398	558,673
Rockwell Automation, Inc.	4,378	932,514
Sensata Technologies Holding PLC (b)	7,577	282,092
		7,620,730
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Amphenol Corp. Class A	9,549	914,890
Arrow Electronics, Inc. (b)	11,892	816,861
Avnet, Inc.	32,882	916,915
CDW Corp.	30,729	3,570,095
Corning, Inc.	51,855	1,343,044

See accompanying notes to financial statements.
41

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Dolby Laboratories, Inc. Class A	15,897	$ 1,047,135
FLIR Systems, Inc.	10,429	423,105
Jabil, Inc.	17,732	568,843
Keysight Technologies, Inc. (b)	14,863	1,497,893
Littelfuse, Inc.	1,342	228,985
National Instruments Corp.	22,946	888,240
SYNNEX Corp.	12,395	1,484,549
		13,700,555
ENTERTAINMENT — 0.7%
Electronic Arts, Inc. (b)	12,544	1,656,435
Madison Square Garden Co. (b)	3,327	488,703
Madison Square Garden Entertainment Corp. (b)	1,776	133,200
Take-Two Interactive Software, Inc. (b)	6,854	956,613
		3,234,951
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.0%
Apartment Investment and Management Co. Class A REIT	43,212	1,626,500
AvalonBay Communities, Inc. REIT	7,104	1,098,563
Boston Properties, Inc. REIT	6,888	622,538
Brandywine Realty Trust REIT	8,554	93,153
Brixmor Property Group, Inc. REIT	19,031	243,977
Camden Property Trust REIT	6,991	637,719
CoreSite Realty Corp. REIT	3,464	419,352
Corporate Office Properties Trust REIT	19,575	496,031
Cousins Properties, Inc. REIT	8,352	249,140
CubeSmart REIT	22,098	596,425
Douglas Emmett, Inc. REIT	27,540	844,376
Duke Realty Corp. REIT	33,513	1,186,025
Empire State Realty Trust, Inc. Class A REIT	16,792	117,544
Equity Commonwealth REIT	39,151	1,260,662
Equity LifeStyle Properties, Inc. REIT	18,025	1,126,202
Equity Residential REIT	23,077	1,357,389
Essex Property Trust, Inc. REIT	3,456	792,012
Extra Space Storage, Inc. REIT	11,313	1,044,982
Federal Realty Investment Trust REIT	9,582	816,482
First Industrial Realty Trust, Inc. REIT	27,310	1,049,796
Highwoods Properties, Inc. REIT	8,086	301,850
Host Hotels & Resorts, Inc. REIT	132,769	1,432,578
Iron Mountain, Inc. REIT (a)	23,492	613,141
Kilroy Realty Corp. REIT	6,538	383,781
Kimco Realty Corp. REIT	19,711	253,089
Lamar Advertising Co. Class A REIT	11,653	777,954
Life Storage, Inc. REIT	10,354	983,112
Medical Properties Trust, Inc. REIT	21,573	405,572
Mid-America Apartment Communities, Inc. REIT	6,014	689,625
National Retail Properties, Inc. REIT	12,689	450,206
Public Storage REIT	9,808	1,882,057
Rayonier, Inc. REIT	7,982	197,874
Rexford Industrial Realty, Inc. REIT	5,009	207,523
SL Green Realty Corp. REIT	5,123	252,513
Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT (a)	4,244	$ 147,946
STORE Capital Corp. REIT	9,889	235,457
Taubman Centers, Inc. REIT	4,119	155,533
Vornado Realty Trust REIT	58,507	2,235,553
Weingarten Realty Investors REIT	26,968	510,504
WP Carey, Inc. REIT	7,618	515,358
		28,310,094
FOOD & STAPLES RETAILING — 1.5%
Casey's General Stores, Inc.	12,349	1,846,422
Sprouts Farmers Market, Inc. (b)	16,035	410,336
Sysco Corp.	24,603	1,344,800
Walgreens Boots Alliance, Inc.	82,901	3,514,173
		7,115,731
FOOD PRODUCTS — 3.3%
Campbell Soup Co.	13,699	679,881
Flowers Foods, Inc.	36,077	806,682
General Mills, Inc.	27,032	1,666,523
Hershey Co.	16,281	2,110,343
Hormel Foods Corp.	26,224	1,265,833
Ingredion, Inc.	21,838	1,812,554
J.M. Smucker Co.	18,236	1,929,551
Kellogg Co.	19,055	1,258,773
Lamb Weston Holdings, Inc.	12,057	770,804
McCormick & Co., Inc.	7,212	1,293,905
Pilgrim's Pride Corp. (b)	5,408	91,341
Post Holdings, Inc. (b)	9,319	816,531
Seaboard Corp.	44	129,088
Tyson Foods, Inc. Class A	18,111	1,081,408
		15,713,217
GAS UTILITIES — 0.8%
Atmos Energy Corp.	12,959	1,290,457
National Fuel Gas Co.	27,742	1,163,222
UGI Corp.	42,863	1,363,044
		3,816,723
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Cooper Cos., Inc.	3,963	1,124,065
DENTSPLY SIRONA, Inc.	22,342	984,389
Envista Holdings Corp. (b)	17,412	367,219
Globus Medical, Inc. Class A (b)	8,714	415,745
Haemonetics Corp. (b)	2,896	259,366
Hill-Rom Holdings, Inc.	8,596	943,669
ICU Medical, Inc. (b)	2,090	385,208
Integra LifeSciences Holdings Corp. (b)	5,272	247,731
Masimo Corp. (b)	3,512	800,701
STERIS PLC	8,926	1,369,605
Varian Medical Systems, Inc. (b)	11,618	1,423,437
West Pharmaceutical Services, Inc.	6,333	1,438,668
		9,759,803
HEALTH CARE PROVIDERS & SERVICES — 5.2%
Amedisys, Inc. (b)	1,426	283,118

See accompanying notes to financial statements.
42

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
AmerisourceBergen Corp.	35,701	$ 3,597,590
Cardinal Health, Inc.	67,291	3,511,917
Chemed Corp.	2,678	1,207,965
DaVita, Inc. (b)	25,517	2,019,415
Encompass Health Corp.	11,030	683,088
Henry Schein, Inc. (b)	47,587	2,778,605
Humana, Inc.	6,006	2,328,827
Laboratory Corp. of America Holdings (b)	5,744	954,136
McKesson Corp.	25,686	3,940,746
Premier, Inc. Class A (b)	20,647	707,779
Quest Diagnostics, Inc.	15,248	1,737,662
Universal Health Services, Inc. Class B	12,373	1,149,328
		24,900,176
HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp.	51,127	3,504,756
Change Healthcare, Inc. (b)	21,399	239,669
		3,744,425
HOTELS, RESTAURANTS & LEISURE — 1.2%
Choice Hotels International, Inc.	3,037	239,619
Domino's Pizza, Inc.	2,826	1,044,037
Dunkin' Brands Group, Inc.	7,515	490,203
Extended Stay America, Inc.	16,942	189,581
Hyatt Hotels Corp. Class A	3,336	167,767
Vail Resorts, Inc.	5,517	1,004,922
Wyndham Destinations, Inc.	5,490	154,708
Yum China Holdings, Inc.	18,366	882,854
Yum! Brands, Inc.	15,739	1,367,877
		5,541,568
HOUSEHOLD DURABLES — 1.4%
Garmin, Ltd.	17,789	1,734,427
Leggett & Platt, Inc.	10,387	365,103
Mohawk Industries, Inc. (b)	5,389	548,385
Newell Brands, Inc.	35,192	558,849
NVR, Inc. (b)	469	1,528,354
PulteGroup, Inc.	18,537	630,814
Whirlpool Corp.	8,981	1,163,309
		6,529,241
HOUSEHOLD PRODUCTS — 0.8%
Church & Dwight Co., Inc.	22,114	1,709,412
Clorox Co.	9,932	2,178,783
Reynolds Consumer Products, Inc.	3,278	113,878
		4,002,073
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp.	75,233	1,090,126
Vistra Energy Corp.	83,495	1,554,677
		2,644,803
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	11,002	1,316,609
INSURANCE — 9.0%
Alleghany Corp.	3,085	1,508,997
Security Description	Shares	Value
Allstate Corp.	33,499	$ 3,249,068
American Financial Group, Inc.	3,345	212,274
American National Insurance Co.	2,178	156,968
Arch Capital Group, Ltd. (b)	88,486	2,535,124
Arthur J Gallagher & Co.	13,522	1,318,260
Assurant, Inc.	4,860	501,989
Assured Guaranty, Ltd.	4,267	104,158
Axis Capital Holdings, Ltd.	11,119	450,987
Brown & Brown, Inc.	30,806	1,255,653
Cincinnati Financial Corp.	50,001	3,201,564
CNA Financial Corp.	3,579	115,065
Erie Indemnity Co. Class A	5,016	962,570
Everest Re Group, Ltd.	10,497	2,164,481
Fidelity National Financial, Inc.	74,482	2,283,618
First American Financial Corp.	27,261	1,309,073
Globe Life, Inc.	17,408	1,292,196
Hanover Insurance Group, Inc.	12,113	1,227,410
Hartford Financial Services Group, Inc.	34,545	1,331,710
Kemper Corp.	12,864	932,897
Loews Corp.	24,084	825,840
Markel Corp. (b)	3,175	2,931,065
Mercury General Corp.	9,159	373,229
Old Republic International Corp.	94,942	1,548,504
Primerica, Inc.	3,533	411,948
Progressive Corp.	57,733	4,624,991
Reinsurance Group of America, Inc.	6,134	481,151
RenaissanceRe Holdings, Ltd.	9,682	1,655,912
Travelers Cos., Inc.	15,525	1,770,626
Unum Group	9,324	154,685
White Mountains Insurance Group, Ltd.	1,012	898,626
WR Berkley Corp.	16,444	942,077
		42,732,716
INTERNET & DIRECT MARKETING RETAIL — 0.6%
eBay, Inc.	49,893	2,616,888
Qurate Retail, Inc. Class A (b)	16,594	157,643
		2,774,531
IT SERVICES — 6.0%
Amdocs, Ltd.	44,269	2,695,097
Black Knight, Inc. (b)	11,128	807,448
Booz Allen Hamilton Holding Corp.	11,710	910,921
Broadridge Financial Solutions, Inc.	20,095	2,535,788
CACI International, Inc. Class A (b)	3,584	777,298
Cognizant Technology Solutions Corp. Class A	93,076	5,288,578
EPAM Systems, Inc. (b)	6,249	1,574,810
Euronet Worldwide, Inc. (b)	1,848	177,075
Gartner, Inc. (b)	8,110	983,986
Genpact, Ltd.	16,140	589,433
Jack Henry & Associates, Inc.	6,495	1,195,275
Leidos Holdings, Inc.	25,453	2,384,183
Paychex, Inc.	20,015	1,516,136
Sabre Corp.	11,793	95,052

See accompanying notes to financial statements.
43

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Science Applications International Corp.	19,461	$ 1,511,730
VeriSign, Inc. (b)	12,485	2,582,273
Western Union Co.	136,898	2,959,735
		28,584,818
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	2,216	141,846
Hasbro, Inc.	5,697	426,990
Polaris, Inc.	3,591	332,347
		901,183
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	9,035	798,423
Bio-Rad Laboratories, Inc. Class A (b)	4,422	1,996,489
Bio-Techne Corp.	1,986	524,443
Bruker Corp.	8,451	343,787
Charles River Laboratories International, Inc. (b)	2,396	417,742
Mettler-Toledo International, Inc. (b)	1,367	1,101,187
PerkinElmer, Inc.	5,820	570,884
PRA Health Sciences, Inc. (b)	3,916	380,987
Waters Corp. (b)	7,340	1,324,136
		7,458,078
MACHINERY — 4.2%
AGCO Corp.	9,477	525,595
Allison Transmission Holdings, Inc.	33,230	1,222,199
Crane Co.	6,227	370,258
Cummins, Inc.	17,393	3,013,511
Donaldson Co., Inc.	18,423	857,038
Dover Corp.	8,238	795,461
Flowserve Corp.	5,338	152,240
Graco, Inc.	24,186	1,160,686
IDEX Corp.	6,860	1,084,154
ITT, Inc.	8,741	513,446
Lincoln Electric Holdings, Inc.	9,835	828,500
Middleby Corp. (b)	3,161	249,529
Nordson Corp.	2,278	432,159
Oshkosh Corp.	12,900	923,898
Otis Worldwide Corp.	13,971	794,391
PACCAR, Inc.	25,736	1,926,340
Parker-Hannifin Corp.	3,580	656,107
Pentair PLC	11,459	435,327
Snap-on, Inc.	12,213	1,691,623
Stanley Black & Decker, Inc.	4,830	673,205
Timken Co.	3,634	165,311
Toro Co.	5,214	345,897
Trinity Industries, Inc.	3,524	75,026
Woodward, Inc.	4,667	361,926
Xylem, Inc.	14,203	922,627
		20,176,454
MARINE — 0.0% (c)
Kirby Corp. (b)	3,953	211,723
MEDIA — 2.3%
Cable One, Inc.	237	420,640
Security Description	Shares	Value
Discovery, Inc. Class A (b)	17,241	$ 363,785
Discovery, Inc. Class C (b)	37,270	717,820
DISH Network Corp. Class A (b)	10,305	355,626
Interpublic Group of Cos., Inc.	113,815	1,953,065
John Wiley & Sons, Inc. Class A	14,473	564,447
Liberty Media Corp.-Liberty SiriusXM Class A (b)	5,569	192,242
Liberty Media Corp.-Liberty SiriusXM Class C (b)	12,705	437,687
New York Times Co. Class A (a)	20,020	841,441
News Corp. Class A	105,642	1,252,914
News Corp. Class B	34,817	416,063
Omnicom Group, Inc.	57,195	3,122,847
Sirius XM Holdings, Inc.	50,892	298,736
		10,937,313
METALS & MINING — 0.9%
Nucor Corp.	46,665	1,932,398
Reliance Steel & Aluminum Co.	21,136	2,006,440
Steel Dynamics, Inc.	17,642	460,280
		4,399,118
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (c)
Starwood Property Trust, Inc. REIT	12,733	190,486
MULTI-UTILITIES — 3.0%
Ameren Corp.	27,044	1,902,816
CenterPoint Energy, Inc.	52,652	983,013
CMS Energy Corp.	29,932	1,748,627
Consolidated Edison, Inc.	26,626	1,915,208
DTE Energy Co.	14,681	1,578,208
MDU Resources Group, Inc.	27,460	609,063
NiSource, Inc.	78,572	1,786,727
Public Service Enterprise Group, Inc.	43,775	2,151,979
WEC Energy Group, Inc.	16,359	1,433,866
		14,109,507
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cabot Oil & Gas Corp.	65,225	1,120,566
HollyFrontier Corp.	10,358	302,454
Pioneer Natural Resources Co.	7,232	706,566
		2,129,586
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	10,598	1,999,631
Herbalife Nutrition, Ltd. (b)	5,436	244,511
		2,244,142
PHARMACEUTICALS — 0.4%
Jazz Pharmaceuticals PLC (b)	11,426	1,260,745
Mylan NV (b)	29,547	475,116
		1,735,861
PROFESSIONAL SERVICES — 0.8%
CoreLogic, Inc.	5,826	391,624
FTI Consulting, Inc. (b)	5,072	580,998
ManpowerGroup, Inc.	12,826	881,787
Nielsen Holdings PLC	28,042	416,704

See accompanying notes to financial statements.
44

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Robert Half International, Inc.	25,013	$ 1,321,437
		3,592,550
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. Class A (b)	47,896	2,165,857
Jones Lang LaSalle, Inc.	7,408	766,432
		2,932,289
ROAD & RAIL — 1.3%
AMERCO	1,991	601,660
JB Hunt Transport Services, Inc.	12,899	1,552,266
Kansas City Southern	5,388	804,374
Knight-Swift Transportation Holdings, Inc. (a)	14,840	618,976
Landstar System, Inc.	10,328	1,159,938
Old Dominion Freight Line, Inc.	4,067	689,723
Ryder System, Inc.	5,047	189,313
Schneider National, Inc. Class B	17,105	421,980
		6,038,230
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Cirrus Logic, Inc. (b)	6,656	411,208
Entegris, Inc.	10,154	599,594
Maxim Integrated Products, Inc.	54,375	3,295,669
Monolithic Power Systems, Inc.	5,476	1,297,812
Skyworks Solutions, Inc.	12,640	1,616,150
Teradyne, Inc.	17,595	1,486,953
Xilinx, Inc.	23,371	2,299,473
		11,006,859
SOFTWARE — 3.6%
ANSYS, Inc. (b)	6,721	1,960,717
Aspen Technology, Inc. (b)	8,005	829,398
Bill.Com Holdings, Inc. (b)	457	41,226
Cadence Design Systems, Inc. (b)	27,660	2,654,254
CDK Global, Inc.	13,925	576,774
Citrix Systems, Inc.	22,152	3,276,502
LogMeIn, Inc.	8,286	702,404
NortonLifeLock, Inc.	126,095	2,500,464
Synopsys, Inc. (b)	14,017	2,733,315
Teradata Corp. (b)	13,649	283,899
Tyler Technologies, Inc. (b)	4,703	1,631,377
		17,190,330
SPECIALTY RETAIL — 1.7%
Advance Auto Parts, Inc.	9,110	1,297,719
AutoNation, Inc. (b)	4,827	181,399
AutoZone, Inc. (b)	2,082	2,348,746
Best Buy Co., Inc.	15,597	1,361,150
Foot Locker, Inc.	8,385	244,507
Tiffany & Co.	7,159	872,968
Tractor Supply Co.	12,492	1,646,321
		7,952,810
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
Hewlett Packard Enterprise Co.	321,430	3,127,514
Security Description	Shares	Value
HP, Inc.	356,919	$ 6,221,098
NetApp, Inc.	55,439	2,459,829
Xerox Holdings Corp.	48,877	747,329
		12,555,770
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter's, Inc.	7,936	640,435
Columbia Sportswear Co.	7,106	572,602
Hanesbrands, Inc. (a)	34,421	388,613
Ralph Lauren Corp.	6,012	435,990
Tapestry, Inc.	21,924	291,151
		2,328,791
THRIFTS & MORTGAGE FINANCE — 0.1%
MGIC Investment Corp.	44,244	362,358
New York Community Bancorp, Inc.	24,948	254,470
		616,828
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Fastenal Co.	40,338	1,728,080
HD Supply Holdings, Inc. (b)	17,168	594,871
MSC Industrial Direct Co., Inc. Class A	12,640	920,318
W.W. Grainger, Inc.	3,344	1,050,551
Watsco, Inc.	6,291	1,117,911
		5,411,731
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	9,470	1,218,410
Essential Utilities, Inc.	14,976	632,586
		1,850,996
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	20,936	416,208
United States Cellular Corp. (b)	2,512	77,545
		493,753
TOTAL COMMON STOCKS (Cost $451,282,862)		473,796,170
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	318,479	318,607
State Street Navigator Securities Lending Portfolio II (f) (g)	874,965	874,965
TOTAL SHORT-TERM INVESTMENTS (Cost $1,193,572)		1,193,572
TOTAL INVESTMENTS — 100.0% (Cost $452,476,434)		474,989,742
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(147,731)
NET ASSETS — 100.0%		$ 474,842,011
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.

See accompanying notes to financial statements.
45

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	09/18/2020	0.00	$909,041	$927,060	$18,019
					$18,019
During the period ended June 30, 2020, average notional value related to futures contracts was $543,634.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$473,796,170	$—	$—	$473,796,170
Short-Term Investments	1,193,572	—	—	1,193,572
TOTAL INVESTMENTS	$474,989,742	$—	$—	$474,989,742
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	18,019	—	—	18,019
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 18,019	$—	$—	$ 18,019
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$475,007,761	$—	$—	$475,007,761
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$20,163,821	$19,844,558	$(656)	$—	318,479	$ 318,607	$ 8,129
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,687	367,687	1,020,369	1,388,056	—	—	—	—	424
State Street Navigator Securities Lending Portfolio II	—	—	51,303,374	50,428,409	—	—	874,965	874,965	20,795
State Street Navigator Securities Lending Portfolio III	90,960	90,960	15,728,514	15,819,474	—	—	—	—	1,522
Total		$458,647	$88,216,078	$87,480,497	$(656)	$—		$1,193,572	$30,870
See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	40	$ 827
Aerojet Rocketdyne Holdings, Inc. (a)	36	1,427
AeroVironment, Inc. (a)	8	637
Axon Enterprise, Inc. (a)	8	785
Boeing Co.	477	87,434
Cubic Corp.	13	624
Curtiss-Wright Corp.	26	2,321
General Dynamics Corp.	287	42,895
Howmet Aerospace, Inc.	470	7,449
Huntington Ingalls Industries, Inc.	34	5,933
Kaman Corp.	28	1,165
L3Harris Technologies, Inc.	64	10,859
Lockheed Martin Corp.	141	51,454
Mercury Systems, Inc. (a)	19	1,494
Moog, Inc. Class A	18	954
National Presto Industries, Inc.	8	699
Northrop Grumman Corp.	88	27,055
Park Aerospace Corp.	19	212
Raytheon Technologies Corp.	1,232	75,916
Teledyne Technologies, Inc. (a)	14	4,353
Textron, Inc.	444	14,612
TransDigm Group, Inc.	18	7,957
Triumph Group, Inc.	170	1,532
		348,594
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	84	3,615
C.H. Robinson Worldwide, Inc.	120	9,487
Echo Global Logistics, Inc. (a)	95	2,054
Expeditors International of Washington, Inc.	79	6,007
FedEx Corp.	336	47,114
Forward Air Corp.	20	996
Hub Group, Inc. Class A (a)	45	2,154
United Parcel Service, Inc. Class B	624	69,376
XPO Logistics, Inc. (a) (b)	178	13,751
		154,554
AIRLINES — 0.9%
Alaska Air Group, Inc.	440	15,954
Allegiant Travel Co.	44	4,805
American Airlines Group, Inc. (b)	1,812	23,683
Delta Air Lines, Inc.	2,056	57,671
Hawaiian Holdings, Inc.	167	2,345
JetBlue Airways Corp. (a)	1,026	11,183
SkyWest, Inc.	182	5,937
Southwest Airlines Co.	726	24,815
United Airlines Holdings, Inc. (a)	893	30,907
		177,300
AUTO COMPONENTS — 0.5%
Adient PLC (a)	300	4,926
American Axle & Manufacturing Holdings, Inc. (a)	358	2,721
Aptiv PLC	228	17,766
Security Description	Shares	Value
BorgWarner, Inc.	401	$ 14,155
Cooper Tire & Rubber Co.	165	4,556
Cooper-Standard Holdings, Inc. (a)	56	742
Dana, Inc.	495	6,034
Delphi Technologies PLC (a)	306	4,348
Dorman Products, Inc. (a)	20	1,341
Fox Factory Holding Corp. (a)	19	1,570
Garrett Motion, Inc. (a)	255	1,413
Gentex Corp.	130	3,350
Gentherm, Inc. (a)	40	1,556
Goodyear Tire & Rubber Co.	777	6,950
LCI Industries	24	2,760
Lear Corp.	195	21,259
Standard Motor Products, Inc.	22	906
Visteon Corp. (a) (b)	47	3,219
		99,572
AUTOMOBILES — 1.2%
Ford Motor Co.	13,996	85,096
General Motors Co.	4,512	114,153
Harley-Davidson, Inc.	550	13,073
Thor Industries, Inc. (b)	196	20,880
Winnebago Industries, Inc.	43	2,865
		236,067
BANKS — 8.8%
Ameris Bancorp	40	944
Associated Banc-Corp.	300	4,104
Banc of California, Inc.	140	1,516
BancorpSouth Bank	134	3,047
Bank of America Corp.	15,252	362,235
Bank of Hawaii Corp.	29	1,781
Bank OZK	433	10,163
Banner Corp.	27	1,026
Berkshire Hills Bancorp, Inc.	193	2,127
Boston Private Financial Holdings, Inc.	105	722
Brookline Bancorp, Inc.	79	796
Cadence BanCorp	458	4,058
Cathay General Bancorp	147	3,866
Central Pacific Financial Corp.	43	689
CIT Group, Inc.	338	7,007
Citigroup, Inc.	4,067	207,824
Citizens Financial Group, Inc.	1,553	39,198
City Holding Co.	18	1,173
Columbia Banking System, Inc.	86	2,438
Comerica, Inc.	517	19,698
Commerce Bancshares, Inc.	71	4,222
Community Bank System, Inc.	36	2,053
Cullen/Frost Bankers, Inc.	79	5,902
Customers Bancorp, Inc. (a)	140	1,683
CVB Financial Corp.	68	1,274
Dime Community Bancshares, Inc.	71	975
Eagle Bancorp, Inc.	29	950
East West Bancorp, Inc.	286	10,365
Fifth Third Bancorp	2,535	48,875
First BanCorp	426	2,381
First Commonwealth Financial Corp.	80	662

See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
First Financial Bancorp	98	$ 1,361
First Financial Bankshares, Inc.	50	1,445
First Horizon National Corp.	606	6,036
First Midwest Bancorp, Inc.	158	2,109
First Republic Bank	97	10,281
FNB Corp.	545	4,088
Fulton Financial Corp.	235	2,475
Glacier Bancorp, Inc.	58	2,047
Great Western Bancorp, Inc.	69	949
Hancock Whitney Corp.	312	6,614
Hanmi Financial Corp.	65	631
Home BancShares, Inc.	168	2,584
Hope Bancorp, Inc.	454	4,186
Huntington Bancshares, Inc.	2,012	18,178
Independent Bank Corp.	15	1,006
International Bancshares Corp.	61	1,953
JPMorgan Chase & Co.	2,716	255,467
KeyCorp	1,920	23,386
M&T Bank Corp.	183	19,027
NBT Bancorp, Inc.	48	1,476
OFG Bancorp	60	802
Old National Bancorp	167	2,298
Pacific Premier Bancorp, Inc.	144	3,122
PacWest Bancorp	426	8,396
People's United Financial, Inc.	523	6,051
Pinnacle Financial Partners, Inc.	97	4,073
PNC Financial Services Group, Inc.	586	61,653
Prosperity Bancshares, Inc.	92	5,463
Regions Financial Corp.	3,448	38,342
S&T Bancorp, Inc.	29	680
Seacoast Banking Corp. of Florida (a)	49	1,000
ServisFirst Bancshares, Inc.	29	1,037
Signature Bank	65	6,950
Simmons First National Corp. Class A	138	2,361
Southside Bancshares, Inc.	29	804
Sterling Bancorp	394	4,618
SVB Financial Group (a)	63	13,578
Synovus Financial Corp.	287	5,892
TCF Financial Corp.	187	5,502
Texas Capital Bancshares, Inc. (a)	99	3,056
Tompkins Financial Corp.	4	259
Truist Financial Corp.	1,126	42,281
Trustmark Corp.	71	1,741
UMB Financial Corp.	46	2,371
Umpqua Holdings Corp.	370	3,937
United Bankshares, Inc.	173	4,785
United Community Banks, Inc.	91	1,831
US Bancorp	1,893	69,700
Valley National Bancorp	760	5,943
Veritex Holdings, Inc.	80	1,416
Webster Financial Corp.	181	5,178
Wells Fargo & Co.	13,368	342,221
Westamerica Bancorporation	15	861
Wintrust Financial Corp.	110	4,798
Zions Bancorp NA	333	11,322
		1,793,375
Security Description	Shares	Value
BEVERAGES — 0.9%
Boston Beer Co., Inc. Class A (a)	2	$ 1,073
Brown-Forman Corp. Class B	98	6,239
Coca-Cola Co.	1,355	60,541
Coca-Cola Consolidated, Inc.	7	1,604
Constellation Brands, Inc. Class A	105	18,370
Molson Coors Beverage Co. Class B	674	23,159
Monster Beverage Corp. (a)	132	9,150
National Beverage Corp. (a) (b)	42	2,563
PepsiCo, Inc.	488	64,543
		187,242
BIOTECHNOLOGY — 1.5%
AbbVie, Inc.	938	92,093
Alexion Pharmaceuticals, Inc. (a)	119	13,357
Amgen, Inc.	298	70,286
Biogen, Inc. (a)	87	23,277
Emergent BioSolutions, Inc. (a)	26	2,056
Exelixis, Inc. (a)	172	4,083
Gilead Sciences, Inc.	671	51,627
Incyte Corp. (a)	48	4,991
Ligand Pharmaceuticals, Inc. (a) (b)	34	3,803
Momenta Pharmaceuticals, Inc. (a)	8	266
Myriad Genetics, Inc. (a)	57	646
Regeneron Pharmaceuticals, Inc. (a)	36	22,451
Spectrum Pharmaceuticals, Inc. (a)	17	58
United Therapeutics Corp. (a)	23	2,783
Vertex Pharmaceuticals, Inc. (a)	55	15,967
		307,744
BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	86	4,052
AAON, Inc.	13	706
Allegion PLC	26	2,658
American Woodmark Corp. (a)	36	2,723
Apogee Enterprises, Inc.	37	852
Carrier Global Corp.	682	15,154
Fortune Brands Home & Security, Inc.	113	7,224
Gibraltar Industries, Inc. (a)	29	1,392
Griffon Corp.	84	1,556
Johnson Controls International PLC	1,028	35,096
Lennox International, Inc.	15	3,495
Masco Corp.	165	8,285
Owens Corning	211	11,765
Patrick Industries, Inc.	38	2,328
PGT Innovations, Inc. (a)	72	1,129
Quanex Building Products Corp.	42	583
Resideo Technologies, Inc. (a)	368	4,313
Simpson Manufacturing Co., Inc.	22	1,856
Trane Technologies PLC	151	13,436
Trex Co., Inc. (a)	21	2,731
UFP Industries, Inc.	90	4,456
		125,790
CAPITAL MARKETS — 3.7%
Affiliated Managers Group, Inc.	95	7,083
Ameriprise Financial, Inc.	174	26,107

See accompanying notes to financial statements.
48

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Bank of New York Mellon Corp.	1,113	$ 43,017
BlackRock, Inc.	130	70,732
Blucora, Inc. (a)	39	445
Cboe Global Markets, Inc.	42	3,918
Charles Schwab Corp.	960	32,390
CME Group, Inc.	126	20,480
Donnelley Financial Solutions, Inc. (a)	100	840
E*TRADE Financial Corp.	275	13,676
Eaton Vance Corp.	83	3,204
Evercore, Inc. Class A	78	4,596
FactSet Research Systems, Inc.	8	2,628
Federated Hermes, Inc.	107	2,536
Franklin Resources, Inc.	1,003	21,033
Goldman Sachs Group, Inc.	605	119,560
Greenhill & Co., Inc.	45	450
Interactive Brokers Group, Inc. Class A	102	4,261
Intercontinental Exchange, Inc.	195	17,862
Invesco, Ltd.	1,361	14,644
Janus Henderson Group PLC	558	11,807
Legg Mason, Inc.	101	5,025
MarketAxess Holdings, Inc.	5	2,505
Moody's Corp.	26	7,143
Morgan Stanley	4,291	207,255
MSCI, Inc.	10	3,338
Nasdaq, Inc.	73	8,721
Northern Trust Corp.	191	15,154
Piper Sandler Cos.	17	1,006
Raymond James Financial, Inc.	138	9,498
S&P Global, Inc.	27	8,896
SEI Investments Co.	71	3,904
State Street Corp. (c)	501	31,839
Stifel Financial Corp.	95	4,506
T Rowe Price Group, Inc.	129	15,931
Virtus Investment Partners, Inc.	14	1,628
Waddell & Reed Financial, Inc. Class A (b)	259	4,017
		751,635
CHEMICALS — 2.5%
AdvanSix, Inc. (a)	26	305
Air Products & Chemicals, Inc.	79	19,075
Albemarle Corp.	89	6,872
American Vanguard Corp.	21	289
Ashland Global Holdings, Inc.	74	5,113
Balchem Corp.	8	759
Cabot Corp.	110	4,076
Celanese Corp.	147	12,692
CF Industries Holdings, Inc.	262	7,373
Chemours Co.	585	8,980
Corteva, Inc. (a)	649	17,387
Dow, Inc.	1,445	58,898
DuPont de Nemours, Inc.	2,624	139,413
Eastman Chemical Co.	272	18,942
Ecolab, Inc.	94	18,701
Ferro Corp. (a)	101	1,206
FMC Corp.	50	4,981
FutureFuel Corp.	85	1,016
Security Description	Shares	Value
GCP Applied Technologies, Inc. (a)	66	$ 1,226
Hawkins, Inc.	16	681
HB Fuller Co.	60	2,676
Ingevity Corp. (a)	37	1,945
Innospec, Inc.	17	1,313
International Flavors & Fragrances, Inc.	54	6,613
Koppers Holdings, Inc. (a)	45	848
Kraton Corp. (a)	114	1,970
Linde PLC	169	35,847
Livent Corp. (a)	128	788
LyondellBasell Industries NV Class A	921	60,528
Minerals Technologies, Inc.	55	2,581
Mosaic Co.	1,251	15,650
NewMarket Corp.	6	2,403
Olin Corp.	570	6,549
PolyOne Corp.	106	2,780
PPG Industries, Inc.	149	15,803
Quaker Chemical Corp. (b)	5	928
Rayonier Advanced Materials, Inc.	170	478
RPM International, Inc.	65	4,879
Scotts Miracle-Gro Co.	25	3,362
Sensient Technologies Corp.	23	1,200
Sherwin-Williams Co.	23	13,291
Stepan Co.	23	2,233
Tredegar Corp.	62	955
Trinseo SA	141	3,125
Valvoline, Inc.	92	1,778
		518,508
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	108	3,920
Brady Corp. Class A	39	1,826
Brink's Co.	23	1,047
Cintas Corp.	42	11,187
Clean Harbors, Inc. (a)	35	2,099
Copart, Inc. (a)	61	5,080
Deluxe Corp.	71	1,671
Harsco Corp. (a)	279	3,769
Healthcare Services Group, Inc.	27	660
Herman Miller, Inc.	65	1,535
HNI Corp.	71	2,170
Interface, Inc.	210	1,709
KAR Auction Services, Inc.	460	6,330
Matthews International Corp. Class A	49	936
Mobile Mini, Inc.	39	1,151
MSA Safety, Inc.	19	2,174
Pitney Bowes, Inc.	643	1,672
Republic Services, Inc.	175	14,359
Rollins, Inc. (b)	57	2,416
RR Donnelley & Sons Co.	264	314
Stericycle, Inc. (a)	58	3,247
Team, Inc. (a)	50	279
Tetra Tech, Inc.	39	3,086
UniFirst Corp.	15	2,684
Viad Corp.	19	361

See accompanying notes to financial statements.
49

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Waste Management, Inc.	226	$ 23,936
		99,618
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	50	546
Applied Optoelectronics, Inc. (a) (b)	104	1,130
Arista Networks, Inc. (a)	26	5,461
Ciena Corp. (a)	103	5,578
Cisco Systems, Inc.	2,253	105,080
Comtech Telecommunications Corp.	27	456
Digi International, Inc. (a)	29	338
F5 Networks, Inc. (a)	35	4,882
Harmonic, Inc. (a)	92	437
InterDigital, Inc.	27	1,529
Juniper Networks, Inc.	378	8,641
Lumentum Holdings, Inc. (a)	19	1,547
Motorola Solutions, Inc.	48	6,726
NETGEAR, Inc. (a)	29	751
NetScout Systems, Inc. (a)	55	1,406
Plantronics, Inc. (b)	120	1,762
ViaSat, Inc. (a)	71	2,724
Viavi Solutions, Inc. (a)	113	1,440
		150,434
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	308	11,575
Aegion Corp. (a)	71	1,127
Arcosa, Inc.	31	1,308
Comfort Systems USA, Inc.	26	1,060
Dycom Industries, Inc. (a) (b)	125	5,111
EMCOR Group, Inc.	67	4,431
Fluor Corp.	481	5,810
Granite Construction, Inc. (b)	167	3,196
Jacobs Engineering Group, Inc.	70	5,936
MasTec, Inc. (a)	214	9,602
MYR Group, Inc. (a)	39	1,245
Quanta Services, Inc.	192	7,532
Valmont Industries, Inc.	19	2,159
		60,092
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	19	1,334
Martin Marietta Materials, Inc.	34	7,023
US Concrete, Inc. (a)	26	645
Vulcan Materials Co.	50	5,793
		14,795
CONSUMER FINANCE — 1.5%
American Express Co.	818	77,874
Capital One Financial Corp.	1,645	102,961
Discover Financial Services	1,097	54,949
Encore Capital Group, Inc. (a)	88	3,008
Enova International, Inc. (a)	112	1,665
EZCORP, Inc. Class A (a) (b)	214	1,348
FirstCash, Inc.	21	1,417
Green Dot Corp. Class A (a)	60	2,945
Navient Corp.	656	4,612
PRA Group, Inc. (a) (b)	58	2,242
Security Description	Shares	Value
SLM Corp.	244	$ 1,715
Synchrony Financial	1,924	42,636
World Acceptance Corp. (a) (b)	8	524
		297,896
CONTAINERS & PACKAGING — 0.5%
Amcor PLC	1,023	10,445
AptarGroup, Inc.	24	2,687
Avery Dennison Corp.	44	5,020
Ball Corp.	96	6,671
Greif, Inc. Class A	85	2,925
International Paper Co.	766	26,971
Myers Industries, Inc.	39	567
O-I Glass, Inc.	558	5,011
Packaging Corp. of America	92	9,182
Sealed Air Corp.	111	3,646
Silgan Holdings, Inc.	130	4,211
Sonoco Products Co.	87	4,549
Westrock Co.	916	25,886
		107,771
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	151	3,768
Genuine Parts Co.	175	15,218
LKQ Corp. (a)	422	11,057
Pool Corp.	8	2,175
		32,218
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	50	1,558
American Public Education, Inc. (a)	16	474
Graham Holdings Co. Class B	17	5,825
Grand Canyon Education, Inc. (a)	26	2,354
H&R Block, Inc. (b)	380	5,426
Perdoceo Education Corp. (a)	66	1,051
Regis Corp. (a)	42	344
Service Corp. International	99	3,850
Strategic Education, Inc.	3	461
WW International, Inc. (a) (b)	64	1,624
		22,967
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. Class B (a)	2,685	479,299
Calamos Asset Management, Inc. Class A (a) (d)	22	—
Jefferies Financial Group, Inc.	878	13,653
StoneX Group, Inc. (a)	57	3,135
		496,087
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc.	9,842	297,524
ATN International, Inc.	18	1,090
CenturyLink, Inc.	3,512	35,225
Cincinnati Bell, Inc. (a)	62	921
Cogent Communications Holdings, Inc.	9	696

See accompanying notes to financial statements.
50

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (a)	254	$ 1,720
Iridium Communications, Inc. (a)	66	1,679
Verizon Communications, Inc.	3,679	202,823
Vonage Holdings Corp. (a)	112	1,127
		542,805
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	36	1,966
Alliant Energy Corp.	161	7,702
American Electric Power Co., Inc.	312	24,848
Duke Energy Corp.	611	48,813
Edison International	318	17,271
El Paso Electric Co.	23	1,541
Entergy Corp.	167	15,666
Evergy, Inc.	139	8,241
Eversource Energy	171	14,239
Exelon Corp.	1,358	49,282
FirstEnergy Corp.	340	13,185
Hawaiian Electric Industries, Inc.	63	2,272
IDACORP, Inc.	35	3,058
NextEra Energy, Inc.	186	44,672
NRG Energy, Inc.	348	11,331
OGE Energy Corp.	246	7,469
Pinnacle West Capital Corp.	99	7,256
PNM Resources, Inc.	55	2,114
PPL Corp.	941	24,315
Southern Co.	880	45,628
Xcel Energy, Inc.	277	17,312
		368,181
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	27	2,585
AMETEK, Inc.	89	7,954
AZZ, Inc.	24	824
Eaton Corp. PLC	334	29,218
Emerson Electric Co.	509	31,573
Encore Wire Corp.	17	830
EnerSys	41	2,640
Generac Holdings, Inc. (a)	19	2,317
Hubbell, Inc.	39	4,889
nVent Electric PLC	191	3,577
Powell Industries, Inc.	26	712
Regal Beloit Corp.	50	4,366
Rockwell Automation, Inc.	41	8,733
Sunrun, Inc. (a)	97	1,913
Vicor Corp. (a)	6	432
		102,563
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	107	10,252
Arrow Electronics, Inc. (a)	287	19,714
Avnet, Inc.	380	10,596
Badger Meter, Inc.	8	503
Bel Fuse, Inc. Class B	26	279
Belden, Inc.	40	1,302
Security Description	Shares	Value
Benchmark Electronics, Inc.	71	$ 1,534
CDW Corp.	82	9,527
Cognex Corp.	28	1,672
Coherent, Inc. (a)	14	1,834
Corning, Inc.	677	17,534
CTS Corp.	36	721
Daktronics, Inc.	89	387
ePlus, Inc. (a)	8	565
Fabrinet (a)	20	1,248
FARO Technologies, Inc. (a)	8	429
FLIR Systems, Inc.	50	2,029
II-VI, Inc. (a) (b)	57	2,692
Insight Enterprises, Inc. (a)	113	5,560
IPG Photonics Corp. (a)	21	3,368
Itron, Inc. (a)	23	1,524
Jabil, Inc.	502	16,104
Keysight Technologies, Inc. (a)	55	5,543
Knowles Corp. (a)	107	1,633
Littelfuse, Inc.	16	2,730
Methode Electronics, Inc.	45	1,407
MTS Systems Corp.	17	299
National Instruments Corp.	43	1,665
OSI Systems, Inc. (a)	18	1,344
PC Connection, Inc.	39	1,808
Plexus Corp. (a)	27	1,905
Rogers Corp. (a)	8	997
Sanmina Corp. (a)	133	3,330
ScanSource, Inc. (a)	84	2,024
SYNNEX Corp.	147	17,606
TE Connectivity, Ltd.	297	24,220
Tech Data Corp. (a)	126	18,270
Trimble, Inc. (a)	123	5,312
TTM Technologies, Inc. (a)	320	3,795
Vishay Intertechnology, Inc.	145	2,214
Zebra Technologies Corp. Class A (a)	19	4,863
		210,339
ENERGY EQUIPMENT & SERVICES — 1.1%
Archrock, Inc.	459	2,979
Baker Hughes Co.	2,323	35,751
Bristow Group, Inc. (a)	18	251
ChampionX Corp. (a)	756	7,379
Core Laboratories NV	160	3,251
Dril-Quip, Inc. (a)	41	1,221
Exterran Corp. (a)	108	582
Geospace Technologies Corp. (a)	8	60
Halliburton Co.	3,137	40,718
Helix Energy Solutions Group, Inc. (a)	511	1,773
Helmerich & Payne, Inc.	387	7,550
Matrix Service Co. (a)	62	603
Nabors Industries, Ltd. (b)	20	740
National Oilwell Varco, Inc.	1,379	16,893
Newpark Resources, Inc. (a)	99	221
Oceaneering International, Inc. (a)	356	2,275
Oil States International, Inc. (a)	109	518
Patterson-UTI Energy, Inc.	646	2,242

See accompanying notes to financial statements.
51

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
ProPetro Holding Corp. (a)	295	$ 1,516
Schlumberger, Ltd.	4,948	90,994
SEACOR Holdings, Inc. (a)	44	1,246
TechnipFMC PLC	1,503	10,281
Transocean, Ltd. (a) (b)	2,087	3,819
US Silica Holdings, Inc. (b)	71	256
Valaris PLC (a) (b)	644	420
		233,539
ENTERTAINMENT — 0.9%
Activision Blizzard, Inc.	225	17,077
Cinemark Holdings, Inc.	380	4,389
Electronic Arts, Inc. (a)	147	19,411
Live Nation Entertainment, Inc. (a)	100	4,433
Marcus Corp.	29	385
Netflix, Inc. (a)	51	23,207
Take-Two Interactive Software, Inc. (a)	33	4,606
Walt Disney Co.	1,020	113,740
World Wrestling Entertainment, Inc. Class A	8	348
		187,596
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.6%
Acadia Realty Trust REIT	62	805
Agree Realty Corp. REIT	17	1,117
Alexander & Baldwin, Inc. REIT (a)	65	792
Alexandria Real Estate Equities, Inc. REIT	39	6,328
American Assets Trust, Inc. REIT	27	752
American Campus Communities, Inc. REIT	168	5,873
American Tower Corp. REIT	50	12,927
Apartment Investment and Management Co. Class A REIT	107	4,027
Armada Hoffler Properties, Inc. REIT	59	587
AvalonBay Communities, Inc. REIT	80	12,371
Boston Properties, Inc. REIT	82	7,411
Brixmor Property Group, Inc. REIT	581	7,448
Camden Property Trust REIT	56	5,108
CareTrust REIT, Inc.	55	944
Cedar Realty Trust, Inc. REIT	181	179
Chatham Lodging Trust REIT	85	520
CoreCivic, Inc. REIT	387	3,622
CoreSite Realty Corp. REIT	8	968
Corporate Office Properties Trust REIT	98	2,483
Cousins Properties, Inc. REIT	79	2,357
Crown Castle International Corp. REIT	118	19,747
CyrusOne, Inc. REIT	31	2,255
DiamondRock Hospitality Co. REIT	715	3,954
Digital Realty Trust, Inc. REIT	78	11,085
Diversified Healthcare Trust REIT	773	3,421
Douglas Emmett, Inc. REIT	90	2,759
Duke Realty Corp. REIT	186	6,583
Easterly Government Properties, Inc. REIT	58	1,341
Security Description	Shares	Value
EastGroup Properties, Inc. REIT	18	$ 2,135
EPR Properties REIT	152	5,036
Equinix, Inc. REIT	15	10,535
Equity Residential REIT	186	10,941
Essex Property Trust, Inc. REIT	33	7,563
Extra Space Storage, Inc. REIT	46	4,249
Federal Realty Investment Trust REIT	28	2,386
First Industrial Realty Trust, Inc. REIT	67	2,575
Four Corners Property Trust, Inc. REIT	46	1,122
Franklin Street Properties Corp. REIT	184	937
GEO Group, Inc. REIT	435	5,146
Getty Realty Corp. REIT	23	683
Global Net Lease, Inc. REIT	175	2,928
Healthcare Realty Trust, Inc. REIT	86	2,519
Healthpeak Properties, Inc. REIT	453	12,485
Hersha Hospitality Trust REIT	119	685
Highwoods Properties, Inc. REIT	110	4,106
Host Hotels & Resorts, Inc. REIT	1,398	15,084
Independence Realty Trust, Inc. REIT	118	1,356
Industrial Logistics Properties Trust REIT	80	1,644
Investors Real Estate Trust REIT	15	1,057
Iron Mountain, Inc. REIT (b)	351	9,161
iStar, Inc. REIT (b)	100	1,232
JBG SMITH Properties REIT	41	1,212
Kilroy Realty Corp. REIT	59	3,463
Kimco Realty Corp. REIT	529	6,792
Kite Realty Group Trust REIT	202	2,331
Lamar Advertising Co. Class A REIT	79	5,274
Lexington Realty Trust REIT	234	2,469
Life Storage, Inc. REIT	23	2,184
LTC Properties, Inc. REIT	44	1,657
Macerich Co. REIT (b)	411	3,687
Mack-Cali Realty Corp. REIT	99	1,514
Medical Properties Trust, Inc. REIT	274	5,151
Mid-America Apartment Communities, Inc. REIT	66	7,568
National Retail Properties, Inc. REIT	144	5,109
National Storage Affiliates Trust REIT	47	1,347
Office Properties Income Trust REIT	67	1,740
Omega Healthcare Investors, Inc. REIT	268	7,968
Park Hotels & Resorts, Inc. REIT	856	8,466
Pebblebrook Hotel Trust REIT (b)	466	6,366
Pennsylvania Real Estate Investment Trust	115	156
PotlatchDeltic Corp. REIT	59	2,244
Prologis, Inc. REIT	232	21,653
PS Business Parks, Inc. REIT	19	2,516
Public Storage REIT	85	16,311
Rayonier, Inc. REIT	89	2,206
Realty Income Corp. REIT	193	11,484
Regency Centers Corp. REIT	149	6,838
Retail Opportunity Investments Corp. REIT	148	1,677
RPT Realty REIT	166	1,155
Sabra Health Care REIT, Inc.	284	4,098

See accompanying notes to financial statements.
52

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Saul Centers, Inc. REIT	20	$ 645
SBA Communications Corp. REIT	13	3,873
Service Properties Trust REIT	588	4,169
Simon Property Group, Inc. REIT	600	41,028
SL Green Realty Corp. REIT (b)	111	5,471
Spirit Realty Capital, Inc. REIT (b)	139	4,846
Summit Hotel Properties, Inc. REIT	378	2,242
Tanger Factory Outlet Centers, Inc. REIT (b)	333	2,374
Taubman Centers, Inc. REIT	48	1,812
UDR, Inc. REIT	104	3,888
Uniti Group, Inc. REIT	206	1,926
Universal Health Realty Income Trust REIT	8	636
Urban Edge Properties REIT	105	1,246
Urstadt Biddle Properties, Inc. Class A REIT	57	677
Ventas, Inc. REIT	727	26,623
Vornado Realty Trust REIT	310	11,845
Washington Prime Group, Inc. REIT (b)	733	616
Washington Real Estate Investment Trust	55	1,221
Weingarten Realty Investors REIT	235	4,449
Welltower, Inc. REIT	339	17,543
Weyerhaeuser Co. REIT	907	20,371
Whitestone REIT	151	1,098
Xenia Hotels & Resorts, Inc. REIT	387	3,611
		540,175
FOOD & STAPLES RETAILING — 3.3%
Andersons, Inc.	86	1,183
BJ's Wholesale Club Holdings, Inc. (a)	149	5,553
Casey's General Stores, Inc.	31	4,635
Chefs' Warehouse, Inc. (a)	111	1,507
Costco Wholesale Corp.	224	67,919
Kroger Co.	2,817	95,356
PriceSmart, Inc.	29	1,750
SpartanNash Co.	164	3,485
Sprouts Farmers Market, Inc. (a)	186	4,760
Sysco Corp.	624	34,108
United Natural Foods, Inc. (a) (b)	192	3,496
Walmart, Inc.	2,764	331,072
Walgreens Boots Alliance, Inc.	2,642	111,994
		666,818
FOOD PRODUCTS — 1.6%
Archer-Daniels-Midland Co.	1,085	43,291
B&G Foods, Inc. (b)	125	3,048
Calavo Growers, Inc.	6	377
Cal-Maine Foods, Inc. (a)	49	2,180
Campbell Soup Co.	207	10,273
Conagra Brands, Inc.	309	10,868
Darling Ingredients, Inc. (a)	191	4,702
Flowers Foods, Inc.	162	3,622
Fresh Del Monte Produce, Inc.	108	2,659
General Mills, Inc.	381	23,489
Security Description	Shares	Value
Hain Celestial Group, Inc. (a) (b)	66	$ 2,080
Hershey Co.	76	9,851
Hormel Foods Corp.	233	11,247
Ingredion, Inc.	91	7,553
J&J Snack Foods Corp.	14	1,780
J.M. Smucker Co.	97	10,264
John B Sanfilippo & Son, Inc.	13	1,109
Kellogg Co.	223	14,731
Kraft Heinz Co.	2,233	71,210
Lamb Weston Holdings, Inc.	37	2,365
Lancaster Colony Corp.	14	2,170
McCormick & Co., Inc.	36	6,459
Mondelez International, Inc. Class A	727	37,172
Pilgrim's Pride Corp. (a)	188	3,175
Post Holdings, Inc. (a)	58	5,082
Sanderson Farms, Inc.	24	2,781
Seneca Foods Corp. Class A (a)	22	744
Tootsie Roll Industries, Inc. (b)	33	1,131
TreeHouse Foods, Inc. (a)	77	3,373
Tyson Foods, Inc. Class A	573	34,214
		333,000
GAS UTILITIES — 0.2%
Atmos Energy Corp.	69	6,871
National Fuel Gas Co.	92	3,857
New Jersey Resources Corp.	61	1,992
Northwest Natural Holding Co.	27	1,506
ONE Gas, Inc.	39	3,005
South Jersey Industries, Inc.	40	1,000
Southwest Gas Holdings, Inc. (a)	59	4,074
Spire, Inc.	48	3,154
UGI Corp.	289	9,190
		34,649
HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Abbott Laboratories	495	45,258
ABIOMED, Inc. (a)	13	3,140
Align Technology, Inc. (a)	18	4,940
Avanos Medical, Inc. (a)	61	1,793
Baxter International, Inc.	143	12,312
Becton Dickinson and Co.	86	20,577
Boston Scientific Corp. (a)	500	17,555
Cantel Medical Corp.	15	663
CONMED Corp.	15	1,080
Cooper Cos., Inc.	14	3,971
CryoLife, Inc. (a)	8	153
Danaher Corp.	180	31,829
DENTSPLY SIRONA, Inc.	130	5,728
Edwards Lifesciences Corp. (a)	183	12,647
Globus Medical, Inc. Class A (a)	34	1,622
Haemonetics Corp. (a)	20	1,791
Hill-Rom Holdings, Inc.	25	2,745
Hologic, Inc. (a)	100	5,700
ICU Medical, Inc. (a)	7	1,290
IDEXX Laboratories, Inc. (a)	19	6,273
Integer Holdings Corp. (a)	28	2,045

See accompanying notes to financial statements.
53

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Integra LifeSciences Holdings Corp. (a)	27	$ 1,269
Intuitive Surgical, Inc. (a)	35	19,944
Invacare Corp.	113	720
LivaNova PLC (a)	19	914
Masimo Corp. (a)	19	4,332
Medtronic PLC	674	61,806
Meridian Bioscience, Inc. (a)	55	1,281
Merit Medical Systems, Inc. (a)	21	959
Natus Medical, Inc. (a)	29	633
Neogen Corp. (a)	15	1,164
NuVasive, Inc. (a)	28	1,558
Penumbra, Inc. (a)	8	1,431
ResMed, Inc.	18	3,456
STERIS PLC	29	4,450
Stryker Corp.	92	16,577
Surmodics, Inc. (a)	5	216
Teleflex, Inc.	10	3,640
Varex Imaging Corp. (a)	26	394
Varian Medical Systems, Inc. (a)	26	3,186
West Pharmaceutical Services, Inc.	9	2,045
Zimmer Biomet Holdings, Inc.	118	14,084
		327,171
HEALTH CARE PROVIDERS & SERVICES — 4.3%
Acadia Healthcare Co., Inc. (a)	138	3,467
Addus HomeCare Corp. (a)	15	1,388
Amedisys, Inc. (a)	8	1,588
AmerisourceBergen Corp.	537	54,113
AMN Healthcare Services, Inc. (a)	41	1,855
Anthem, Inc.	310	81,524
Cardinal Health, Inc.	1,041	54,330
Centene Corp. (a)	488	31,012
Chemed Corp.	4	1,804
Cigna Corp.	333	62,487
Community Health Systems, Inc. (a)	476	1,433
CorVel Corp. (a)	8	567
Covetrus, Inc. (a)	350	6,261
Cross Country Healthcare, Inc. (a)	154	949
CVS Health Corp.	2,553	165,868
DaVita, Inc. (a)	124	9,813
Encompass Health Corp.	69	4,273
Ensign Group, Inc.	23	963
HCA Healthcare, Inc.	363	35,233
HealthEquity, Inc. (a)	21	1,232
Henry Schein, Inc. (a)	164	9,576
Humana, Inc.	84	32,571
Laboratory Corp. of America Holdings (a)	87	14,452
LHC Group, Inc. (a)	16	2,789
Magellan Health, Inc. (a)	83	6,057
McKesson Corp.	580	88,984
MEDNAX, Inc. (a)	295	5,045
Molina Healthcare, Inc. (a)	57	10,145
Owens & Minor, Inc.	316	2,408
Patterson Cos., Inc.	339	7,458
Security Description	Shares	Value
Providence Service Corp. (a)	4	$ 316
Quest Diagnostics, Inc.	112	12,764
Select Medical Holdings Corp. (a)	210	3,093
Tenet Healthcare Corp. (a)	362	6,556
The Pennant Group, Inc. (a)	13	294
Tivity Health, Inc. (a) (b)	89	1,008
UnitedHealth Group, Inc.	537	158,388
Universal Health Services, Inc. Class B	95	8,825
		890,889
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	169	1,144
Cerner Corp.	90	6,170
Computer Programs & Systems, Inc.	8	182
HMS Holdings Corp. (a)	46	1,490
NextGen Healthcare, Inc. (a)	36	395
Omnicell, Inc. (a)	15	1,059
		10,440
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc.	80	1,675
Bloomin' Brands, Inc. (b)	311	3,315
Boyd Gaming Corp.	287	5,998
Brinker International, Inc.	126	3,024
Caesars Entertainment Corp. (a)	686	8,321
Carnival Corp. (b)	1,691	27,766
Cheesecake Factory, Inc. (b)	147	3,369
Chipotle Mexican Grill, Inc. (a)	7	7,367
Choice Hotels International, Inc.	20	1,578
Churchill Downs, Inc.	10	1,332
Cracker Barrel Old Country Store, Inc.	33	3,660
Darden Restaurants, Inc.	149	11,290
Dave & Buster's Entertainment, Inc. (b)	170	2,266
Dine Brands Global, Inc. (b)	60	2,526
Domino's Pizza, Inc.	6	2,217
Dunkin' Brands Group, Inc.	29	1,892
El Pollo Loco Holdings, Inc. (a)	70	1,033
Eldorado Resorts, Inc. (a)	163	6,530
Fiesta Restaurant Group, Inc. (a)	108	689
Hilton Worldwide Holdings, Inc.	81	5,949
Jack in the Box, Inc.	15	1,111
Las Vegas Sands Corp.	1,209	55,058
Marriott International, Inc. Class A	171	14,660
Marriott Vacations Worldwide Corp.	58	4,768
McDonald's Corp.	222	40,952
MGM Resorts International	1,767	29,686
Monarch Casino & Resort, Inc. (a)	15	511
Norwegian Cruise Line Holdings, Ltd. (a)	874	14,360
Papa John's International, Inc.	23	1,826
Penn National Gaming, Inc. (a) (b)	450	13,743
Red Robin Gourmet Burgers, Inc. (a)	45	459
Royal Caribbean Cruises, Ltd. (b)	613	30,834
Ruth's Hospitality Group, Inc.	16	131
Scientific Games Corp. Class A (a)	191	2,953

See accompanying notes to financial statements.
54

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Six Flags Entertainment Corp.	279	$ 5,360
Starbucks Corp.	417	30,687
Texas Roadhouse, Inc.	55	2,891
Wendy's Co.	131	2,853
Wyndham Destinations, Inc.	322	9,074
Wyndham Hotels & Resorts, Inc.	36	1,534
Wynn Resorts, Ltd.	132	9,833
Yum! Brands, Inc.	106	9,213
		384,294
HOUSEHOLD DURABLES — 1.1%
Cavco Industries, Inc. (a)	8	1,543
Century Communities, Inc. (a)	102	3,127
D.R. Horton, Inc.	411	22,790
Ethan Allen Interiors, Inc.	45	532
Garmin, Ltd.	90	8,775
Helen of Troy, Ltd. (a)	18	3,394
Installed Building Products, Inc. (a)	26	1,788
iRobot Corp. (a)	15	1,259
KB Home	165	5,062
La-Z-Boy, Inc.	63	1,705
Leggett & Platt, Inc.	162	5,694
Lennar Corp. Class A	337	20,766
LGI Homes, Inc. (a)	20	1,761
M/I Homes, Inc. (a)	102	3,513
MDC Holdings, Inc.	162	5,783
Meritage Homes Corp. (a)	124	9,439
Mohawk Industries, Inc. (a)	212	21,573
Newell Brands, Inc.	1,335	21,200
NVR, Inc. (a)	2	6,517
PulteGroup, Inc.	497	16,913
Taylor Morrison Home Corp. (a)	474	9,143
Tempur Sealy International, Inc. (a)	41	2,950
Toll Brothers, Inc.	433	14,111
TopBuild Corp. (a)	28	3,186
TRI Pointe Group, Inc. (a)	498	7,316
Tupperware Brands Corp.	168	798
Universal Electronics, Inc. (a)	19	890
Whirlpool Corp. (b)	230	29,792
		231,320
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. Class A (a)	45	1,521
Church & Dwight Co., Inc.	69	5,334
Clorox Co.	38	8,336
Colgate-Palmolive Co.	251	18,388
Energizer Holdings, Inc.	29	1,377
Kimberly-Clark Corp.	172	24,312
Procter & Gamble Co.	726	86,808
WD-40 Co.	4	793
		146,869
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	799	11,577
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	307	47,889
Security Description	Shares	Value
Carlisle Cos., Inc.	29	$ 3,470
General Electric Co.	10,658	72,794
Honeywell International, Inc.	358	51,763
Roper Technologies, Inc.	29	11,260
		187,176
INSURANCE — 4.4%
Aflac, Inc.	1,429	51,487
Alleghany Corp.	17	8,315
Allstate Corp.	432	41,900
Ambac Financial Group, Inc. (a)	159	2,277
American Equity Investment Life Holding Co.	296	7,314
American Financial Group, Inc.	146	9,265
American International Group, Inc.	3,111	97,001
AMERISAFE, Inc.	19	1,162
Aon PLC Class A	65	12,519
Arthur J Gallagher & Co.	94	9,164
Assurant, Inc.	71	7,334
Brighthouse Financial, Inc. (a)	336	9,348
Brown & Brown, Inc.	83	3,383
Chubb, Ltd.	551	69,768
Cincinnati Financial Corp.	186	11,910
CNO Financial Group, Inc.	540	8,408
eHealth, Inc. (a)	8	786
Employers Holdings, Inc.	36	1,085
Everest Re Group, Ltd.	57	11,753
First American Financial Corp.	148	7,107
Genworth Financial, Inc. Class A (a)	1,633	3,772
Globe Life, Inc.	120	8,908
Hanover Insurance Group, Inc.	50	5,067
Hartford Financial Services Group, Inc.	704	27,139
HCI Group, Inc.	13	600
Horace Mann Educators Corp.	67	2,461
James River Group Holdings, Ltd.	61	2,745
Kemper Corp.	41	2,973
Lincoln National Corp.	705	25,937
Loews Corp.	893	30,621
Marsh & McLennan Cos., Inc.	193	20,722
Mercury General Corp.	89	3,627
MetLife, Inc.	2,768	101,087
Old Republic International Corp.	558	9,101
Primerica, Inc.	29	3,381
Principal Financial Group, Inc.	899	37,345
ProAssurance Corp.	85	1,230
Progressive Corp.	489	39,174
Prudential Financial, Inc.	1,421	86,539
Reinsurance Group of America, Inc.	241	18,904
RenaissanceRe Holdings, Ltd.	58	9,920
RLI Corp.	27	2,217
Safety Insurance Group, Inc.	16	1,220
Selective Insurance Group, Inc.	57	3,006
Stewart Information Services Corp.	85	2,763
Third Point Reinsurance, Ltd. (a)	287	2,155
Travelers Cos., Inc.	347	39,575
United Fire Group, Inc.	44	1,219

See accompanying notes to financial statements.
55

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	41	$ 728
Unum Group	734	12,177
Willis Towers Watson PLC	63	12,408
WR Berkley Corp.	159	9,109
		899,116
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	114	161,658
Alphabet, Inc. Class C (a)	112	158,324
Facebook, Inc. Class A (a)	844	191,647
QuinStreet, Inc. (a)	65	680
TripAdvisor, Inc.	123	2,338
Twitter, Inc. (a)	392	11,678
Yelp, Inc. (a)	44	1,018
		527,343
INTERNET & DIRECT MARKETING RETAIL — 2.0%
Amazon.com, Inc. (a)	118	325,541
Booking Holdings, Inc. (a)	23	36,624
eBay, Inc.	418	21,924
Etsy, Inc. (a)	36	3,824
Expedia Group, Inc.	192	15,782
GrubHub, Inc. (a)	32	2,250
Liquidity Services, Inc. (a)	19	113
PetMed Express, Inc. (b)	37	1,319
Stamps.com, Inc. (a)	14	2,572
		409,949
IT SERVICES — 2.6%
Accenture PLC Class A	243	52,177
Akamai Technologies, Inc. (a)	57	6,104
Alliance Data Systems Corp.	146	6,587
Automatic Data Processing, Inc.	126	18,760
Broadridge Financial Solutions, Inc.	36	4,543
CACI International, Inc. Class A (a)	21	4,554
Cardtronics PLC Class A (a)	55	1,319
Cognizant Technology Solutions Corp. Class A	348	19,773
CSG Systems International, Inc.	22	911
DXC Technology Co.	916	15,114
EVERTEC, Inc.	27	759
ExlService Holdings, Inc. (a)	20	1,268
Fidelity National Information Services, Inc.	129	17,298
Fiserv, Inc. (a)	167	16,303
FleetCor Technologies, Inc. (a)	30	7,546
Gartner, Inc. (a)	25	3,033
Global Payments, Inc.	35	5,937
International Business Machines Corp.	1,088	131,398
Jack Henry & Associates, Inc.	13	2,392
KBR, Inc.	174	3,924
Leidos Holdings, Inc.	77	7,213
LiveRamp Holdings, Inc. (a)	43	1,826
ManTech International Corp. Class A	23	1,575
Mastercard, Inc. Class A	104	30,753
MAXIMUS, Inc.	38	2,677
Security Description	Shares	Value
NIC, Inc.	29	$ 666
Paychex, Inc.	162	12,271
PayPal Holdings, Inc. (a)	329	57,322
Perficient, Inc. (a)	27	966
Perspecta, Inc.	269	6,249
Sabre Corp.	980	7,899
Science Applications International Corp.	36	2,796
Sykes Enterprises, Inc. (a)	65	1,798
TTEC Holdings, Inc.	48	2,235
Unisys Corp. (a)	180	1,964
VeriSign, Inc. (a)	26	5,378
Virtusa Corp. (a)	15	487
Visa, Inc. Class A	279	53,894
Western Union Co.	336	7,264
WEX, Inc. (a)	25	4,125
		529,058
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	92	5,889
Callaway Golf Co.	115	2,014
Hasbro, Inc.	68	5,097
Mattel, Inc. (a) (b)	375	3,626
Polaris, Inc.	111	10,273
Sturm Ruger & Co., Inc.	8	608
Vista Outdoor, Inc. (a)	189	2,731
		30,238
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	88	7,777
Bio-Rad Laboratories, Inc. Class A (a)	18	8,127
Bio-Techne Corp.	6	1,584
Charles River Laboratories International, Inc. (a)	26	4,533
Illumina, Inc. (a)	43	15,925
IQVIA Holdings, Inc. (a)	92	13,053
Luminex Corp.	35	1,139
Medpace Holdings, Inc. (a)	22	2,046
Mettler-Toledo International, Inc. (a)	7	5,639
PerkinElmer, Inc.	27	2,648
PRA Health Sciences, Inc. (a)	25	2,432
Repligen Corp. (a)	17	2,101
Syneos Health, Inc. (a)	71	4,136
Thermo Fisher Scientific, Inc.	85	30,799
Waters Corp. (a)	24	4,330
		106,269
MACHINERY — 1.9%
AGCO Corp.	109	6,045
Alamo Group, Inc.	8	821
Albany International Corp. Class A	15	881
Astec Industries, Inc.	41	1,899
Barnes Group, Inc.	29	1,147
Caterpillar, Inc.	463	58,569
Chart Industries, Inc. (a)	21	1,018
CIRCOR International, Inc. (a)	72	1,835
Colfax Corp. (a)	160	4,464

See accompanying notes to financial statements.
56

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Crane Co.	49	$ 2,914
Cummins, Inc.	179	31,014
Deere & Co.	166	26,087
Donaldson Co., Inc.	63	2,931
Dover Corp.	77	7,435
Enerpac Tool Group Corp.	42	739
EnPro Industries, Inc.	49	2,415
ESCO Technologies, Inc.	15	1,268
Federal Signal Corp.	41	1,219
Flowserve Corp.	161	4,592
Fortive Corp.	167	11,299
Franklin Electric Co., Inc.	29	1,523
Graco, Inc.	46	2,208
Greenbrier Cos., Inc.	101	2,298
Hillenbrand, Inc.	91	2,463
IDEX Corp.	24	3,793
Illinois Tool Works, Inc.	147	25,703
Ingersoll Rand, Inc. (a)	102	2,868
ITT, Inc.	61	3,583
John Bean Technologies Corp.	8	688
Kennametal, Inc.	115	3,302
Lincoln Electric Holdings, Inc.	37	3,117
Lindsay Corp.	6	553
Lydall, Inc. (a)	41	556
Meritor, Inc. (a)	266	5,267
Mueller Industries, Inc.	81	2,153
Nordson Corp.	20	3,794
Oshkosh Corp.	83	5,944
Otis Worldwide Corp.	339	19,276
PACCAR, Inc.	421	31,512
Parker-Hannifin Corp.	107	19,610
Pentair PLC	171	6,496
Proto Labs, Inc. (a)	8	900
Snap-on, Inc.	66	9,142
SPX Corp. (a)	41	1,687
SPX FLOW, Inc. (a)	69	2,583
Standex International Corp.	6	345
Stanley Black & Decker, Inc.	127	17,701
Tennant Co.	8	520
Terex Corp.	234	4,392
Timken Co.	131	5,959
Titan International, Inc.	306	447
Toro Co.	40	2,654
Trinity Industries, Inc.	358	7,622
Wabash National Corp.	215	2,283
Watts Water Technologies, Inc. Class A	19	1,539
Westinghouse Air Brake Technologies Corp.	113	6,505
Woodward, Inc.	25	1,939
Xylem, Inc.	71	4,612
		386,129
MARINE — 0.0% (e)
Kirby Corp. (a)	68	3,642
Matson, Inc.	71	2,066
		5,708
Security Description	Shares	Value
MEDIA — 2.1%
AMC Networks, Inc. Class A (a)	159	$ 3,719
Cable One, Inc.	1	1,775
Charter Communications, Inc. Class A (a)	127	64,775
Comcast Corp. Class A	4,076	158,882
Discovery, Inc. Class A (a) (b)	309	6,520
Discovery, Inc. Class C (a)	653	12,577
DISH Network Corp. Class A (a)	934	32,232
EW Scripps Co. Class A	92	805
Fox Corp. Class A	1,220	32,720
Fox Corp. Class B	581	15,594
Gannett Co., Inc. (b)	481	664
Interpublic Group of Cos., Inc.	484	8,305
John Wiley & Sons, Inc. Class A	83	3,237
Meredith Corp. (b)	144	2,095
New York Times Co. Class A (b)	56	2,354
News Corp. Class A	760	9,014
News Corp. Class B	226	2,701
Omnicom Group, Inc.	247	13,486
Scholastic Corp.	47	1,407
TEGNA, Inc.	362	4,033
ViacomCBS, Inc. Class B	1,930	45,008
		421,903
METALS & MINING — 0.7%
Allegheny Technologies, Inc. (a)	452	4,606
Arconic Corp. (a)	100	1,393
Carpenter Technology Corp.	170	4,128
Century Aluminum Co. (a)	138	984
Cleveland-Cliffs, Inc. (b)	773	4,267
Commercial Metals Co.	231	4,712
Compass Minerals International, Inc.	37	1,804
Freeport-McMoRan, Inc.	2,827	32,708
Haynes International, Inc.	18	420
Kaiser Aluminum Corp.	16	1,178
Materion Corp.	19	1,168
Newmont Corp.	312	19,263
Nucor Corp.	590	24,432
Olympic Steel, Inc.	37	435
Reliance Steel & Aluminum Co.	88	8,354
Royal Gold, Inc.	24	2,984
Steel Dynamics, Inc.	420	10,958
SunCoke Energy, Inc.	362	1,071
TimkenSteel Corp. (a)	91	354
United States Steel Corp.	789	5,696
Warrior Met Coal, Inc.	184	2,832
Worthington Industries, Inc.	132	4,924
		138,671
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	478	4,689
ARMOUR Residential REIT, Inc.	195	1,831
Capstead Mortgage Corp. REIT	295	1,619

See accompanying notes to financial statements.
57

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Granite Point Mortgage Trust, Inc. REIT (b)	254	$ 1,824
Invesco Mortgage Capital, Inc. REIT (b)	611	2,285
KKR Real Estate Finance Trust, Inc. REIT	83	1,376
New York Mortgage Trust, Inc. REIT	1,352	3,529
PennyMac Mortgage Investment Trust REIT	181	3,173
Ready Capital Corp. REIT	136	1,182
Redwood Trust, Inc. REIT	404	2,828
		24,336
MULTI-UTILITIES — 1.0%
Ameren Corp.	154	10,835
Avista Corp.	60	2,183
Black Hills Corp.	55	3,116
CenterPoint Energy, Inc.	1,064	19,865
CMS Energy Corp.	162	9,464
Consolidated Edison, Inc.	278	19,996
Dominion Energy, Inc.	437	35,476
DTE Energy Co.	172	18,490
MDU Resources Group, Inc.	216	4,791
NiSource, Inc.	268	6,094
NorthWestern Corp.	61	3,326
Public Service Enterprise Group, Inc.	617	30,332
Sempra Energy	185	21,688
WEC Energy Group, Inc.	180	15,777
		201,433
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	166	6,972
Dollar General Corp.	89	16,955
Dollar Tree, Inc. (a)	201	18,629
Kohl's Corp.	561	11,652
Macy's, Inc. (b)	1,061	7,300
Nordstrom, Inc. (b)	376	5,824
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	29	2,832
Target Corp.	620	74,356
		144,520
OIL, GAS & CONSUMABLE FUELS — 8.6%
Antero Midstream Corp. (b)	1,063	5,421
Apache Corp.	1,343	18,131
Bonanza Creek Energy, Inc. (a)	64	948
Cabot Oil & Gas Corp.	256	4,398
Callon Petroleum Co. (a)	988	1,136
Chevron Corp.	2,579	230,124
Cimarex Energy Co.	362	9,951
CNX Resources Corp. (a)	684	5,917
Concho Resources, Inc.	181	9,322
ConocoPhillips	2,095	88,032
CONSOL Energy, Inc. (a)	91	461
Denbury Resources, Inc. (a)	1,374	379
Devon Energy Corp.	1,383	15,683
Diamondback Energy, Inc.	578	24,172
EOG Resources, Inc.	1,133	57,398
Security Description	Shares	Value
EQT Corp.	879	$ 10,460
Equitrans Midstream Corp.	1,456	12,099
Exxon Mobil Corp.	15,149	677,463
Green Plains, Inc. (a)	127	1,297
Gulfport Energy Corp. (a) (b)	517	564
Hess Corp.	316	16,372
HollyFrontier Corp.	542	15,826
Kinder Morgan, Inc.	2,720	41,262
Laredo Petroleum, Inc. (a)	25	347
Marathon Oil Corp.	2,860	17,503
Marathon Petroleum Corp.	2,321	86,759
Matador Resources Co. (a)	443	3,766
Murphy Oil Corp. (b)	536	7,397
Noble Energy, Inc.	1,711	15,331
Oasis Petroleum, Inc. (a)	931	698
Occidental Petroleum Corp.	3,194	58,450
ONEOK, Inc.	859	28,536
Par Pacific Holdings, Inc. (a)	143	1,286
PBF Energy, Inc. Class A	393	4,024
PDC Energy, Inc. (a)	349	4,342
Penn Virginia Corp. (a)	46	438
Phillips 66	1,565	112,524
Pioneer Natural Resources Co.	204	19,931
QEP Resources, Inc.	860	1,109
Range Resources Corp.	716	4,031
Renewable Energy Group, Inc. (a)	129	3,197
REX American Resources Corp. (a)	8	555
SM Energy Co.	338	1,268
Southwestern Energy Co. (a)	1,917	4,908
Valero Energy Corp.	1,448	85,171
Williams Cos., Inc.	1,671	31,782
World Fuel Services Corp.	223	5,744
WPX Energy, Inc. (a)	1,486	9,481
		1,755,394
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	146	5,491
Clearwater Paper Corp. (a)	50	1,806
Domtar Corp.	207	4,370
Louisiana-Pacific Corp.	167	4,284
Mercer International, Inc.	148	1,208
Neenah, Inc.	16	791
P.H. Glatfelter Co.	119	1,910
Schweitzer-Mauduit International, Inc.	45	1,503
		21,363
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	982	4,389
Edgewell Personal Care Co. (a)	65	2,025
Estee Lauder Cos., Inc. Class A	79	14,906
Inter Parfums, Inc.	17	819
Medifast, Inc. (b)	4	555
Nu Skin Enterprises, Inc. Class A	107	4,091
USANA Health Sciences, Inc. (a)	17	1,248
		28,033

See accompanying notes to financial statements.
58

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
PHARMACEUTICALS — 2.1%
AMAG Pharmaceuticals, Inc. (a)	120	$ 918
Bristol-Myers Squibb Co.	664	39,043
Catalent, Inc. (a)	56	4,105
Corcept Therapeutics, Inc. (a)	83	1,396
Eli Lilly & Co.	248	40,717
Endo International PLC (a)	653	2,240
Innoviva, Inc. (a)	92	1,286
Johnson & Johnson	926	130,223
Lannett Co., Inc. (a) (b)	113	820
Merck & Co., Inc.	898	69,442
Mylan NV (a)	1,005	16,161
Nektar Therapeutics (a)	71	1,644
Perrigo Co. PLC	112	6,190
Pfizer, Inc.	3,495	114,287
Prestige Consumer Healthcare, Inc. (a) (b)	62	2,329
Supernus Pharmaceuticals, Inc. (a)	44	1,045
Zoetis, Inc.	57	7,811
		439,657
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	73	4,868
CoreLogic, Inc.	86	5,781
Equifax, Inc.	35	6,016
Exponent, Inc.	15	1,214
Forrester Research, Inc. (a)	8	256
FTI Consulting, Inc. (a)	19	2,176
Heidrick & Struggles International, Inc.	22	476
IHS Markit, Ltd.	118	8,909
Insperity, Inc.	60	3,884
Kelly Services, Inc. Class A	102	1,613
Korn Ferry	36	1,106
ManpowerGroup, Inc.	208	14,300
Nielsen Holdings PLC	693	10,298
Resources Connection, Inc.	39	467
Robert Half International, Inc.	144	7,607
TrueBlue, Inc. (a)	139	2,123
Verisk Analytics, Inc.	19	3,234
		74,328
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	410	18,540
Jones Lang LaSalle, Inc.	76	7,863
Marcus & Millichap, Inc. (a)	39	1,125
Realogy Holdings Corp. (b)	392	2,905
		30,433
ROAD & RAIL — 0.8%
ArcBest Corp.	81	2,147
Avis Budget Group, Inc. (a)	212	4,853
CSX Corp.	414	28,872
Heartland Express, Inc.	63	1,312
JB Hunt Transport Services, Inc.	77	9,266
Kansas City Southern	36	5,374
Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc. (b)	170	$ 7,091
Landstar System, Inc.	16	1,797
Marten Transport, Ltd.	65	1,635
Norfolk Southern Corp.	165	28,969
Old Dominion Freight Line, Inc.	27	4,579
Ryder System, Inc.	174	6,527
Saia, Inc. (a)	20	2,224
Union Pacific Corp.	384	64,923
Werner Enterprises, Inc.	61	2,655
		172,224
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	26	1,763
Advanced Micro Devices, Inc. (a)	138	7,260
Analog Devices, Inc.	130	15,943
Applied Materials, Inc.	464	28,049
Broadcom, Inc.	225	71,012
Brooks Automation, Inc.	27	1,194
Cabot Microelectronics Corp.	8	1,116
CEVA, Inc. (a)	18	674
Cirrus Logic, Inc. (a)	34	2,101
Cohu, Inc.	37	642
Cree, Inc. (a)	44	2,604
Diodes, Inc. (a)	45	2,281
DSP Group, Inc. (a)	49	778
First Solar, Inc. (a)	92	4,554
FormFactor, Inc. (a)	66	1,936
Ichor Holdings, Ltd. (a)	46	1,223
Intel Corp.	2,680	160,344
KLA Corp.	45	8,752
Kulicke & Soffa Industries, Inc.	71	1,479
Lam Research Corp.	49	15,850
Maxim Integrated Products, Inc.	138	8,364
Microchip Technology, Inc.	125	13,164
Micron Technology, Inc. (a)	1,526	78,619
MKS Instruments, Inc.	28	3,171
Monolithic Power Systems, Inc.	6	1,422
NVIDIA Corp.	70	26,594
Onto Innovation, Inc. (a)	11	374
Photronics, Inc. (a)	112	1,247
Power Integrations, Inc.	8	945
Qorvo, Inc. (a)	65	7,184
QUALCOMM, Inc.	646	58,922
Rambus, Inc. (a)	92	1,398
Semtech Corp. (a)	25	1,305
Silicon Laboratories, Inc. (a)	12	1,203
Skyworks Solutions, Inc.	85	10,868
SMART Global Holdings, Inc. (a)	59	1,604
SolarEdge Technologies, Inc. (a)	16	2,220
Synaptics, Inc. (a)	18	1,082
Teradyne, Inc.	49	4,141
Texas Instruments, Inc.	330	41,900
Ultra Clean Holdings, Inc. (a)	49	1,109
Universal Display Corp.	6	898
Veeco Instruments, Inc. (a)	106	1,430

See accompanying notes to financial statements.
59

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Xilinx, Inc.	76	$ 7,478
		606,197
SOFTWARE — 2.6%
ACI Worldwide, Inc. (a)	65	1,754
Adobe, Inc. (a)	103	44,837
Agilysys, Inc. (a)	23	413
ANSYS, Inc. (a)	25	7,293
Autodesk, Inc. (a)	26	6,219
Blackbaud, Inc.	16	913
Bottomline Technologies DE, Inc. (a)	15	762
Cadence Design Systems, Inc. (a)	70	6,717
CDK Global, Inc.	46	1,905
Ceridian HCM Holding, Inc. (a)	29	2,299
Citrix Systems, Inc.	24	3,550
CommVault Systems, Inc. (a)	19	735
Ebix, Inc.	80	1,789
Fair Isaac Corp. (a)	5	2,090
Fortinet, Inc. (a)	45	6,177
Intuit, Inc.	30	8,886
J2 Global, Inc. (a) (b)	35	2,213
LivePerson, Inc. (a) (b)	16	663
LogMeIn, Inc.	29	2,458
Manhattan Associates, Inc. (a)	25	2,355
Microsoft Corp.	1,244	253,167
MicroStrategy, Inc. Class A (a)	7	828
NortonLifeLock, Inc.	698	13,841
OneSpan, Inc. (a)	11	307
Oracle Corp.	1,751	96,778
Paycom Software, Inc. (a)	6	1,859
Progress Software Corp.	15	581
PTC, Inc. (a)	29	2,256
Qualys, Inc. (a)	17	1,768
salesforce.com, Inc. (a)	188	35,218
ServiceNow, Inc. (a)	22	8,911
Synopsys, Inc. (a)	44	8,580
Teradata Corp. (a)	50	1,040
Tyler Technologies, Inc. (a)	8	2,775
Xperi Holding Corp.	159	2,347
		534,284
SPECIALTY RETAIL — 2.3%
Aaron's, Inc.	143	6,492
Abercrombie & Fitch Co. Class A	221	2,351
Advance Auto Parts, Inc.	62	8,832
American Eagle Outfitters, Inc. (b)	567	6,180
Asbury Automotive Group, Inc. (a)	67	5,181
AutoNation, Inc. (a)	196	7,366
AutoZone, Inc. (a)	12	13,537
Barnes & Noble Education, Inc. (a)	113	181
Bed Bath & Beyond, Inc. (b)	460	4,876
Best Buy Co., Inc.	443	38,661
Buckle, Inc. (b)	113	1,772
Caleres, Inc.	70	584
CarMax, Inc. (a)	202	18,089
Cato Corp. Class A	55	450
Chico's FAS, Inc.	235	324
Security Description	Shares	Value
Children's Place, Inc. (b)	49	$ 1,834
Conn's, Inc. (a)	84	848
Designer Brands, Inc. Class A (b)	113	765
Dick's Sporting Goods, Inc. (b)	216	8,912
Express, Inc. (a) (b)	244	376
Five Below, Inc. (a)	16	1,711
Foot Locker, Inc.	381	11,110
GameStop Corp. Class A (a) (b)	334	1,450
Gap, Inc.	776	9,793
Genesco, Inc. (a)	65	1,408
Group 1 Automotive, Inc.	62	4,090
Guess?, Inc.	186	1,799
Haverty Furniture Cos., Inc.	62	992
Hibbett Sports, Inc. (a) (b)	79	1,654
Home Depot, Inc.	382	95,695
L Brands, Inc.	851	12,739
Lithia Motors, Inc. Class A	78	11,804
Lowe's Cos., Inc.	405	54,724
Lumber Liquidators Holdings, Inc. (a)	128	1,774
MarineMax, Inc. (a)	44	985
Michaels Cos., Inc. (a)	379	2,679
Monro, Inc.	19	1,044
Murphy USA, Inc. (a)	58	6,530
Office Depot, Inc.	1,818	4,272
O'Reilly Automotive, Inc. (a)	39	16,445
Rent-A-Center, Inc.	174	4,841
RH (a) (b)	21	5,227
Ross Stores, Inc.	145	12,360
Sally Beauty Holdings, Inc. (a)	416	5,212
Shoe Carnival, Inc.	35	1,024
Signet Jewelers, Ltd. (b)	170	1,746
Sleep Number Corp. (a)	54	2,249
Sonic Automotive, Inc. Class A (b)	86	2,744
Tiffany & Co.	42	5,121
TJX Cos., Inc.	610	30,842
Tractor Supply Co.	60	7,907
Ulta Beauty, Inc. (a)	30	6,103
Urban Outfitters, Inc. (a)	252	3,835
Williams-Sonoma, Inc.	107	8,775
Zumiez, Inc. (a)	72	1,971
		470,266
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Apple, Inc.	1,286	469,133
Diebold Nixdorf, Inc. (a)	300	1,818
Hewlett Packard Enterprise Co.	4,519	43,970
HP, Inc.	1,962	34,197
NCR Corp. (a) (b)	203	3,516
NetApp, Inc.	191	8,475
Seagate Technology PLC	280	13,555
Western Digital Corp.	362	15,982
Xerox Holdings Corp.	689	10,535
		601,181

See accompanying notes to financial statements.
60

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	542	$ 8,471
Carter's, Inc.	60	4,842
Columbia Sportswear Co.	40	3,223
Crocs, Inc. (a)	38	1,399
Deckers Outdoor Corp. (a)	18	3,535
Fossil Group, Inc. (a) (b)	149	693
G-III Apparel Group, Ltd. (a)	155	2,060
Hanesbrands, Inc. (b)	1,294	14,609
Kontoor Brands, Inc. (a) (b)	167	2,974
Movado Group, Inc.	22	238
NIKE, Inc. Class B	361	35,396
Oxford Industries, Inc.	17	748
PVH Corp.	266	12,781
Ralph Lauren Corp.	180	13,054
Skechers U.S.A., Inc. Class A (a)	146	4,582
Steven Madden, Ltd.	64	1,580
Tapestry, Inc.	986	13,094
Under Armour, Inc. Class A (a)	71	692
Under Armour, Inc. Class C (a)	71	628
Unifi, Inc. (a)	22	283
Vera Bradley, Inc. (a)	124	551
VF Corp.	207	12,615
Wolverine World Wide, Inc.	76	1,810
		139,858
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	46	1,016
Flagstar Bancorp, Inc.	100	2,943
HomeStreet, Inc.	62	1,526
Meta Financial Group, Inc.	61	1,108
New York Community Bancorp, Inc.	906	9,241
NMI Holdings, Inc. Class A (a)	117	1,881
Northfield Bancorp, Inc.	65	749
Northwest Bancshares, Inc.	118	1,206
Provident Financial Services, Inc.	113	1,633
TrustCo Bank Corp. NY	204	1,291
Walker & Dunlop, Inc.	39	1,982
Washington Federal, Inc.	121	3,248
		27,824
TOBACCO — 0.7%
Altria Group, Inc.	1,681	65,979
Philip Morris International, Inc.	983	68,869
Universal Corp.	42	1,785
Vector Group, Ltd.	226	2,274
		138,907
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	49	3,057
DXP Enterprises, Inc. (a)	37	737
Fastenal Co.	181	7,754
Foundation Building Materials, Inc. (a)	89	1,389
GATX Corp.	62	3,781
GMS, Inc. (a)	150	3,688
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	63	$ 4,587
NOW, Inc. (a)	389	3,357
United Rentals, Inc. (a)	146	21,760
Veritiv Corp. (a)	19	322
W.W. Grainger, Inc.	36	11,310
Watsco, Inc.	21	3,732
		65,474
WATER UTILITIES — 0.1%
American States Water Co.	15	1,180
American Water Works Co., Inc.	55	7,076
California Water Service Group	19	906
Essential Utilities, Inc.	61	2,577
		11,739
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Spok Holdings, Inc.	59	552
Telephone & Data Systems, Inc.	362	7,197
T-Mobile US, Inc. (a)	1,103	114,877
		122,626
TOTAL COMMON STOCKS (Cost $22,943,961)		20,456,121
RIGHTS — 0.0% (e)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
T-Mobile US, Inc. (expiring 07/27/20) (a)	740	124
TOTAL RIGHTS (Cost $274)		124
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	8,792	8,796
State Street Navigator Securities Lending Portfolio II (c) (h)	152,346	152,346
TOTAL SHORT-TERM INVESTMENTS (Cost $161,135)		161,142
TOTAL INVESTMENTS — 100.7% (Cost $23,105,370)		20,617,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(134,397)
NET ASSETS — 100.0%		$ 20,482,990
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.

See accompanying notes to financial statements.
61

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,437,851	$18,270	$ 0(a)	$20,456,121
Rights	124	—	—	124
Short-Term Investments	161,142	—	—	161,142
TOTAL INVESTMENTS	$20,599,117	$18,270	$ 0	$20,617,387
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	545	$30,553	$ 17,955	$ 15,369	$(8,093)	$6,793	501	$ 31,839	$1,123
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	992,271	983,442	(41)	8	8,792	8,796	297
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,124	27,124	81,893	109,017	—	—	—	—	80
State Street Navigator Securities Lending Portfolio II	—	—	963,007	810,661	—	—	152,346	152,346	1,387
State Street Navigator Securities Lending Portfolio III	36,403	36,403	204,399	240,802	—	—	—	—	371
Total		$94,080	$2,259,525	$2,159,291	$(8,134)	$6,801		$192,981	$3,258
See accompanying notes to financial statements.
62

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
AAR Corp.	3	$ 62
Aerojet Rocketdyne Holdings, Inc. (a)	319	12,645
AeroVironment, Inc. (a)	2	159
Axon Enterprise, Inc. (a)	243	23,846
Boeing Co.	62	11,365
Cubic Corp.	23	1,105
Curtiss-Wright Corp.	57	5,089
General Dynamics Corp.	196	29,294
Howmet Aerospace, Inc.	322	5,104
Huntington Ingalls Industries, Inc.	55	9,597
Kaman Corp.	42	1,747
L3Harris Technologies, Inc.	816	138,451
Lockheed Martin Corp.	806	294,125
Mercury Systems, Inc. (a)	144	11,327
Moog, Inc. Class A	35	1,854
Northrop Grumman Corp.	541	166,325
Raytheon Technologies Corp.	875	53,917
Teledyne Technologies, Inc. (a)	142	44,155
Textron, Inc.	26	856
TransDigm Group, Inc.	41	18,124
Triumph Group, Inc.	205	1,847
		830,994
AIR FREIGHT & LOGISTICS — 0.3%
Atlas Air Worldwide Holdings, Inc. (a)	7	301
C.H. Robinson Worldwide, Inc.	178	14,073
Echo Global Logistics, Inc. (a)	22	476
Expeditors International of Washington, Inc.	259	19,694
FedEx Corp.	92	12,900
Forward Air Corp.	35	1,744
Hub Group, Inc. Class A (a)	122	5,839
United Parcel Service, Inc. Class B	1,448	160,988
XPO Logistics, Inc. (a)	56	4,326
		220,341
AIRLINES — 0.0% (b)
Alaska Air Group, Inc.	16	580
Allegiant Travel Co.	4	437
American Airlines Group, Inc. (c)	75	980
Delta Air Lines, Inc.	66	1,851
Hawaiian Holdings, Inc.	62	871
JetBlue Airways Corp. (a)	32	349
SkyWest, Inc.	4	130
Southwest Airlines Co.	166	5,674
United Airlines Holdings, Inc. (a)	24	831
		11,703
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	18	137
Aptiv PLC	93	7,247
BorgWarner, Inc.	75	2,647
Cooper Tire & Rubber Co.	21	580
Cooper-Standard Holdings, Inc. (a)	2	27
Security Description	Shares	Value
Dana, Inc.	76	$ 926
Delphi Technologies PLC (a)	17	242
Dorman Products, Inc. (a)	2	134
Fox Factory Holding Corp. (a)	3	248
Garrett Motion, Inc. (a)	184	1,019
Gentex Corp.	634	16,338
Gentherm, Inc. (a)	33	1,284
LCI Industries	25	2,874
Standard Motor Products, Inc.	22	906
Visteon Corp. (a)	24	1,644
		36,253
AUTOMOBILES — 0.0% (b)
Ford Motor Co.	466	2,833
General Motors Co.	152	3,845
Harley-Davidson, Inc.	84	1,997
Thor Industries, Inc. (c)	20	2,131
Winnebago Industries, Inc.	37	2,465
		13,271
BANKS — 1.1%
Ameris Bancorp	24	566
Associated Banc-Corp.	76	1,040
Banc of California, Inc.	100	1,083
BancorpSouth Bank	121	2,752
Bank of America Corp.	4,723	112,171
Bank of Hawaii Corp.	23	1,412
Bank OZK	101	2,370
Banner Corp.	44	1,672
Berkshire Hills Bancorp, Inc.	142	1,565
Brookline Bancorp, Inc.	62	625
Cathay General Bancorp	55	1,447
Citigroup, Inc.	783	40,011
Citizens Financial Group, Inc.	54	1,363
City Holding Co.	43	2,802
Columbia Banking System, Inc.	136	3,855
Comerica, Inc.	24	914
Commerce Bancshares, Inc.	177	10,526
Community Bank System, Inc.	135	7,698
Cullen/Frost Bankers, Inc. (c)	21	1,569
CVB Financial Corp.	351	6,578
Dime Community Bancshares, Inc.	135	1,854
East West Bancorp, Inc.	75	2,718
Fifth Third Bancorp	83	1,600
First BanCorp	184	1,029
First Commonwealth Financial Corp.	45	373
First Financial Bancorp	45	625
First Financial Bankshares, Inc.	196	5,662
First Horizon National Corp.	113	1,125
First Midwest Bancorp, Inc.	151	2,016
First Republic Bank	180	19,078
FNB Corp.	362	2,715
Fulton Financial Corp.	183	1,927
Glacier Bancorp, Inc.	120	4,235
Great Western Bancorp, Inc.	6	83
Hancock Whitney Corp.	42	890
Heritage Financial Corp.	25	500

See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Home BancShares, Inc.	163	$ 2,507
Huntington Bancshares, Inc.	371	3,352
Independent Bank Corp.	25	1,677
International Bancshares Corp.	95	3,042
JPMorgan Chase & Co.	3,318	312,091
KeyCorp	354	4,312
M&T Bank Corp.	45	4,679
NBT Bancorp, Inc.	47	1,446
OFG Bancorp	126	1,685
Old National Bancorp	212	2,917
Pacific Premier Bancorp, Inc.	77	1,669
PacWest Bancorp	54	1,064
People's United Financial, Inc.	154	1,782
Pinnacle Financial Partners, Inc.	24	1,008
PNC Financial Services Group, Inc.	260	27,355
Prosperity Bancshares, Inc.	56	3,325
Regions Financial Corp.	343	3,814
S&T Bancorp, Inc.	54	1,266
Seacoast Banking Corp. of Florida (a)	54	1,102
ServisFirst Bancshares, Inc.	44	1,573
Signature Bank	19	2,031
Simmons First National Corp. Class A	201	3,439
Sterling Bancorp	23	270
SVB Financial Group (a)	19	4,095
Synovus Financial Corp.	18	370
TCF Financial Corp.	19	559
Texas Capital Bancshares, Inc. (a)	45	1,389
Tompkins Financial Corp.	27	1,749
Truist Financial Corp.	479	17,986
Trustmark Corp.	40	981
UMB Financial Corp.	43	2,217
Umpqua Holdings Corp.	27	287
United Bankshares, Inc.	37	1,023
United Community Banks, Inc.	45	905
US Bancorp	848	31,223
Valley National Bancorp	529	4,137
Webster Financial Corp.	44	1,259
Wells Fargo & Co.	1,379	35,302
Westamerica Bancorporation	47	2,699
Wintrust Financial Corp.	6	262
Zions Bancorp NA	61	2,074
		744,372
BEVERAGES — 1.4%
Boston Beer Co., Inc. Class A (a)	38	20,393
Brown-Forman Corp. Class B	631	40,169
Coca-Cola Co.	7,934	354,491
Coca-Cola Consolidated, Inc.	1	229
Constellation Brands, Inc. Class A	100	17,495
MGP Ingredients, Inc.	1	37
Molson Coors Beverage Co. Class B	22	756
Monster Beverage Corp. (a)	867	60,100
PepsiCo, Inc.	3,525	466,217
		959,887
BIOTECHNOLOGY — 3.7%
AbbVie, Inc.	5,317	522,023
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	79	$ 8,867
Amgen, Inc.	2,348	553,799
Anika Therapeutics, Inc. (a)	74	2,792
Arrowhead Pharmaceuticals, Inc. (a)	458	19,781
Biogen, Inc. (a)	770	206,014
Cytokinetics, Inc. (a) (c)	362	8,532
Eagle Pharmaceuticals, Inc. (a)	60	2,879
Emergent BioSolutions, Inc. (a)	161	12,732
Enanta Pharmaceuticals, Inc. (a)	25	1,255
Exelixis, Inc. (a)	546	12,962
Gilead Sciences, Inc.	5,026	386,701
Incyte Corp. (a)	403	41,900
Ligand Pharmaceuticals, Inc. (a) (c)	6	671
Momenta Pharmaceuticals, Inc. (a)	493	16,402
Myriad Genetics, Inc. (a)	7	79
Regeneron Pharmaceuticals, Inc. (a)	474	295,610
REGENXBIO, Inc. (a)	3	111
Spectrum Pharmaceuticals, Inc. (a)	19	64
United Therapeutics Corp. (a)	91	11,011
Vanda Pharmaceuticals, Inc. (a)	5	57
Vertex Pharmaceuticals, Inc. (a)	1,216	353,017
Xencor, Inc. (a)	109	3,531
		2,460,790
BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	80	3,770
AAON, Inc.	117	6,352
Allegion PLC	190	19,422
Apogee Enterprises, Inc.	74	1,705
Carrier Global Corp.	486	10,799
Fortune Brands Home & Security, Inc.	182	11,635
Gibraltar Industries, Inc. (a)	94	4,513
Griffon Corp.	114	2,111
Johnson Controls International PLC	646	22,054
Lennox International, Inc.	18	4,194
Masco Corp.	510	25,607
Owens Corning	93	5,186
PGT Innovations, Inc. (a)	25	392
Quanex Building Products Corp.	33	458
Resideo Technologies, Inc. (a)	55	645
Simpson Manufacturing Co., Inc.	110	9,279
Trane Technologies PLC	431	38,350
Trex Co., Inc. (a)	228	29,656
UFP Industries, Inc.	200	9,902
		206,030
CAPITAL MARKETS — 2.4%
Affiliated Managers Group, Inc.	17	1,268
Ameriprise Financial, Inc.	77	11,553
Bank of New York Mellon Corp.	499	19,286
BlackRock, Inc.	317	172,477
Blucora, Inc. (a)	38	434
Cboe Global Markets, Inc.	198	18,469
Charles Schwab Corp.	954	32,188
CME Group, Inc.	985	160,102
E*TRADE Financial Corp.	135	6,714
Eaton Vance Corp.	121	4,671

See accompanying notes to financial statements.
64

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Evercore, Inc. Class A	35	$ 2,062
FactSet Research Systems, Inc.	94	30,876
Federated Hermes, Inc.	36	853
Franklin Resources, Inc.	33	692
Goldman Sachs Group, Inc.	268	52,962
Interactive Brokers Group, Inc. Class A	40	1,671
Intercontinental Exchange, Inc.	1,662	152,239
Invesco, Ltd.	86	925
Janus Henderson Group PLC	57	1,206
Legg Mason, Inc.	379	18,855
MarketAxess Holdings, Inc.	152	76,140
Moody's Corp.	599	164,563
Morgan Stanley	972	46,948
MSCI, Inc.	395	131,859
Nasdaq, Inc.	371	44,323
Northern Trust Corp.	225	17,851
Piper Sandler Cos.	24	1,420
Raymond James Financial, Inc.	75	5,162
S&P Global, Inc.	904	297,850
SEI Investments Co.	196	10,776
State Street Corp. (d)	477	30,313
Stifel Financial Corp.	41	1,945
T Rowe Price Group, Inc.	474	58,539
Virtus Investment Partners, Inc.	13	1,512
Waddell & Reed Financial, Inc. Class A (c)	55	853
WisdomTree Investments, Inc.	27	94
		1,579,651
CHEMICALS — 1.3%
AdvanSix, Inc. (a)	7	82
Air Products & Chemicals, Inc.	607	146,566
Albemarle Corp.	79	6,100
American Vanguard Corp.	26	358
Ashland Global Holdings, Inc.	36	2,488
Balchem Corp.	67	6,356
Cabot Corp.	6	222
Celanese Corp.	74	6,389
CF Industries Holdings, Inc.	78	2,195
Chemours Co.	25	384
Corteva, Inc. (a)	984	26,361
Dow, Inc.	90	3,668
DuPont de Nemours, Inc.	86	4,569
Eastman Chemical Co.	80	5,571
Ecolab, Inc.	389	77,392
FMC Corp.	450	44,829
HB Fuller Co.	63	2,810
Ingevity Corp. (a)	27	1,419
Innospec, Inc.	34	2,626
International Flavors & Fragrances, Inc.	99	12,123
Koppers Holdings, Inc. (a)	3	56
Kraton Corp. (a)	3	52
Linde PLC	1,334	282,955
LyondellBasell Industries NV Class A	94	6,178
Minerals Technologies, Inc.	19	892
Mosaic Co.	41	513
NewMarket Corp.	18	7,209
Security Description	Shares	Value
Olin Corp.	25	$ 287
PolyOne Corp.	79	2,072
PPG Industries, Inc.	198	21,000
Quaker Chemical Corp. (c)	4	743
Rayonier Advanced Materials, Inc.	5	14
RPM International, Inc.	356	26,721
Scotts Miracle-Gro Co.	162	21,784
Sensient Technologies Corp.	35	1,826
Sherwin-Williams Co.	263	151,974
Stepan Co.	24	2,330
Tredegar Corp.	54	832
Valvoline, Inc.	66	1,276
		881,222
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ABM Industries, Inc.	23	835
Brady Corp. Class A	145	6,789
Brink's Co.	18	819
Cintas Corp.	92	24,505
Clean Harbors, Inc. (a)	33	1,979
Copart, Inc. (a)	658	54,792
Deluxe Corp.	53	1,248
Harsco Corp. (a)	135	1,824
Healthcare Services Group, Inc.	55	1,345
Herman Miller, Inc.	21	496
HNI Corp.	21	642
Interface, Inc.	6	49
KAR Auction Services, Inc. (c)	47	647
Matthews International Corp. Class A	3	57
Mobile Mini, Inc.	4	118
MSA Safety, Inc.	74	8,469
Republic Services, Inc.	420	34,461
Rollins, Inc.	319	13,522
Stericycle, Inc. (a)	119	6,662
Tetra Tech, Inc.	227	17,960
UniFirst Corp.	36	6,442
US Ecology, Inc.	3	102
Viad Corp.	74	1,407
Waste Management, Inc.	697	73,819
		258,989
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN, Inc.	18	197
Arista Networks, Inc. (a)	19	3,991
CalAmp Corp. (a)	3	24
Ciena Corp. (a)	498	26,972
Cisco Systems, Inc.	3,543	165,245
Comtech Telecommunications Corp.	100	1,689
Extreme Networks, Inc. (a)	153	664
F5 Networks, Inc. (a)	36	5,021
Harmonic, Inc. (a)	403	1,914
InterDigital, Inc.	18	1,019
Juniper Networks, Inc.	143	3,269
Lumentum Holdings, Inc. (a)	299	24,348
Motorola Solutions, Inc.	350	49,045
NETGEAR, Inc. (a)	53	1,372

See accompanying notes to financial statements.
65

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
NetScout Systems, Inc. (a)	23	$ 588
Plantronics, Inc. (c)	3	44
ViaSat, Inc. (a)	5	192
Viavi Solutions, Inc. (a)	301	3,835
		289,429
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	280	10,522
Aegion Corp. (a)	18	286
Arcosa, Inc.	199	8,398
Comfort Systems USA, Inc.	43	1,752
Dycom Industries, Inc. (a) (c)	3	123
EMCOR Group, Inc.	45	2,976
Fluor Corp.	23	278
Granite Construction, Inc. (c)	23	440
Jacobs Engineering Group, Inc.	436	36,973
MasTec, Inc. (a)	21	942
MYR Group, Inc. (a)	1	32
Quanta Services, Inc.	154	6,041
Valmont Industries, Inc.	22	2,500
		71,263
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	16	1,124
Martin Marietta Materials, Inc.	97	20,037
US Concrete, Inc. (a)	27	670
Vulcan Materials Co.	237	27,456
		49,287
CONSUMER FINANCE — 0.1%
American Express Co.	559	53,217
Capital One Financial Corp.	57	3,568
Discover Financial Services	38	1,903
Encore Capital Group, Inc. (a)	56	1,914
Enova International, Inc. (a)	3	45
FirstCash, Inc.	16	1,080
Green Dot Corp. Class A (a)	5	245
LendingTree, Inc. (a) (c)	4	1,158
Navient Corp.	61	429
PRA Group, Inc. (a) (c)	127	4,910
SLM Corp.	44	309
Synchrony Financial	65	1,440
World Acceptance Corp. (a)	1	66
		70,284
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	1,471	15,019
AptarGroup, Inc.	113	12,654
Avery Dennison Corp.	172	19,623
Ball Corp.	1,210	84,083
Greif, Inc. Class A	27	929
International Paper Co.	224	7,887
Myers Industries, Inc.	67	975
O-I Glass, Inc.	18	162
Packaging Corp. of America	212	21,158
Sealed Air Corp.	84	2,759
Silgan Holdings, Inc.	164	5,312
Sonoco Products Co.	121	6,327
Security Description	Shares	Value
Westrock Co.	273	$ 7,715
		184,603
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	20	499
Genuine Parts Co.	85	7,392
LKQ Corp. (a)	182	4,768
Pool Corp.	139	37,790
		50,449
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	25	779
Graham Holdings Co. Class B	1	343
Grand Canyon Education, Inc. (a)	41	3,712
H&R Block, Inc. (c)	140	1,999
Perdoceo Education Corp. (a)	162	2,581
Regis Corp. (a)	43	352
Service Corp. International	415	16,139
Strategic Education, Inc.	60	9,219
WW International, Inc. (a)	93	2,360
		37,484
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	2,590	462,341
Calamos Asset Management, Inc. Class A (a)	3	—
Jefferies Financial Group, Inc.	232	3,608
		465,949
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
AT&T, Inc.	19,825	599,310
ATN International, Inc.	2	121
CenturyLink, Inc.	1,758	17,633
Cincinnati Bell, Inc. (a)	239	3,549
Cogent Communications Holdings, Inc.	198	15,317
Iridium Communications, Inc. (a)	125	3,180
Verizon Communications, Inc.	10,513	579,582
Vonage Holdings Corp. (a)	180	1,811
		1,220,503
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	55	3,004
Alliant Energy Corp.	774	37,028
American Electric Power Co., Inc.	1,121	89,276
Duke Energy Corp.	1,511	120,714
Edison International	644	34,976
El Paso Electric Co.	145	9,715
Entergy Corp.	594	55,723
Evergy, Inc.	628	37,234
Eversource Energy	1,262	105,087
Exelon Corp.	812	29,468
FirstEnergy Corp.	1,484	57,550
Hawaiian Electric Industries, Inc.	319	11,503
IDACORP, Inc.	106	9,261
NextEra Energy, Inc.	2,191	526,212
NRG Energy, Inc.	95	3,093
OGE Energy Corp.	165	5,009

See accompanying notes to financial statements.
66

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Pinnacle West Capital Corp.	145	$ 10,627
PNM Resources, Inc.	103	3,959
PPL Corp.	1,009	26,073
Southern Co.	3,704	192,052
Xcel Energy, Inc.	1,940	121,250
		1,488,814
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	16	1,532
AMETEK, Inc.	299	26,722
Eaton Corp. PLC	1,035	90,542
Emerson Electric Co.	362	22,455
Encore Wire Corp.	6	293
EnerSys	21	1,352
Generac Holdings, Inc. (a)	293	35,725
Hubbell, Inc.	112	14,040
nVent Electric PLC	176	3,296
Regal Beloit Corp.	61	5,327
Rockwell Automation, Inc.	179	38,127
Vicor Corp. (a)	77	5,540
		244,951
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Amphenol Corp. Class A	250	23,952
Arrow Electronics, Inc. (a)	27	1,855
Avnet, Inc.	59	1,645
Badger Meter, Inc.	67	4,216
Belden, Inc.	3	98
Benchmark Electronics, Inc.	33	713
CDW Corp.	257	29,858
Cognex Corp.	223	13,318
Coherent, Inc. (a)	20	2,620
Corning, Inc.	272	7,045
CTS Corp.	19	381
Daktronics, Inc.	55	239
ePlus, Inc. (a)	1	71
Fabrinet (a)	81	5,056
FARO Technologies, Inc. (a)	5	268
FLIR Systems, Inc.	48	1,947
II-VI, Inc. (a) (c)	25	1,180
Insight Enterprises, Inc. (a)	32	1,574
IPG Photonics Corp. (a)	15	2,406
Itron, Inc. (a)	117	7,751
Jabil, Inc.	181	5,806
Keysight Technologies, Inc. (a)	427	43,033
Knowles Corp. (a)	52	793
Littelfuse, Inc.	22	3,754
Methode Electronics, Inc.	76	2,376
MTS Systems Corp.	22	387
National Instruments Corp.	100	3,871
OSI Systems, Inc. (a)	36	2,687
Plexus Corp. (a)	95	6,703
Rogers Corp. (a)	6	748
Sanmina Corp. (a)	114	2,855
ScanSource, Inc. (a)	7	169
SYNNEX Corp.	23	2,755
Security Description	Shares	Value
TE Connectivity, Ltd.	199	$ 16,228
Tech Data Corp. (a)	145	21,025
Trimble, Inc. (a)	262	11,316
TTM Technologies, Inc. (a)	304	3,605
Vishay Intertechnology, Inc.	224	3,420
Zebra Technologies Corp. Class A (a)	97	24,827
		262,551
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
Baker Hughes Co.	78	1,200
Bristow Group, Inc. (a)	7	98
ChampionX Corp. (a)	23	224
Core Laboratories NV	5	102
DMC Global, Inc.	67	1,849
Dril-Quip, Inc. (a)	78	2,324
Exterran Corp. (a)	120	647
Geospace Technologies Corp. (a)	20	150
Halliburton Co.	135	1,752
Helix Energy Solutions Group, Inc. (a)	236	819
Helmerich & Payne, Inc.	44	858
Matrix Service Co. (a)	22	214
National Oilwell Varco, Inc.	61	747
Newpark Resources, Inc. (a)	18	40
Oceaneering International, Inc. (a)	18	115
Oil States International, Inc. (a)	6	29
ProPetro Holding Corp. (a)	4	21
Schlumberger, Ltd.	164	3,016
SEACOR Holdings, Inc. (a)	22	623
TechnipFMC PLC	151	1,033
Transocean, Ltd. (a) (c)	77	141
Valaris PLC (a) (c)	28	18
		16,020
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	3,449	261,779
Cinemark Holdings, Inc.	13	150
Electronic Arts, Inc. (a)	1,010	133,371
Live Nation Entertainment, Inc. (a)	83	3,679
Marcus Corp.	19	252
Netflix, Inc. (a)	1,437	653,893
Take-Two Interactive Software, Inc. (a)	499	69,645
Walt Disney Co.	1,074	119,762
World Wrestling Entertainment, Inc. Class A	5	217
		1,242,748
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Acadia Realty Trust REIT	27	350
Agree Realty Corp. REIT (c)	127	8,345
Alexander & Baldwin, Inc. REIT (a)	23	280
Alexandria Real Estate Equities, Inc. REIT	351	56,950
American Assets Trust, Inc. REIT	47	1,309
American Campus Communities, Inc. REIT	80	2,797
American Tower Corp. REIT	1,769	457,357

See accompanying notes to financial statements.
67

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Apartment Investment and Management Co. Class A REIT	122	$ 4,592
Armada Hoffler Properties, Inc. REIT	34	338
AvalonBay Communities, Inc. REIT	117	18,093
Boston Properties, Inc. REIT	84	7,592
Brixmor Property Group, Inc. REIT	37	474
Camden Property Trust REIT	124	11,311
CareTrust REIT, Inc.	34	583
Cedar Realty Trust, Inc. REIT	504	499
Community Healthcare Trust, Inc. REIT	64	2,618
CoreCivic, Inc. REIT	95	889
CoreSite Realty Corp. REIT	139	16,827
Corporate Office Properties Trust REIT	145	3,674
Cousins Properties, Inc. REIT	158	4,713
Crown Castle International Corp. REIT	1,663	278,303
CyrusOne, Inc. REIT	447	32,519
DiamondRock Hospitality Co. REIT	282	1,560
Digital Realty Trust, Inc. REIT	1,071	152,200
Diversified Healthcare Trust REIT	38	168
Douglas Emmett, Inc. REIT	138	4,231
Duke Realty Corp. REIT	1,271	44,981
Easterly Government Properties, Inc. REIT	340	7,861
EastGroup Properties, Inc. REIT	78	9,252
EPR Properties REIT	45	1,491
Equinix, Inc. REIT	415	291,455
Equity Residential REIT	458	26,940
Essential Properties Realty Trust, Inc. REIT	34	505
Essex Property Trust, Inc. REIT	73	16,729
Extra Space Storage, Inc. REIT	295	27,249
Federal Realty Investment Trust REIT	41	3,494
First Industrial Realty Trust, Inc. REIT	373	14,338
Four Corners Property Trust, Inc. REIT	40	976
Franklin Street Properties Corp. REIT	214	1,089
GEO Group, Inc. REIT	95	1,124
Getty Realty Corp. REIT	27	801
Global Net Lease, Inc. REIT	76	1,272
Healthcare Realty Trust, Inc. REIT	305	8,933
Healthpeak Properties, Inc. REIT	730	20,119
Highwoods Properties, Inc. REIT	158	5,898
Host Hotels & Resorts, Inc. REIT	257	2,773
Independence Realty Trust, Inc. REIT	359	4,125
Industrial Logistics Properties Trust REIT	134	2,754
Innovative Industrial Properties, Inc. REIT (c)	55	4,841
Iron Mountain, Inc. REIT (c)	311	8,117
iStar, Inc. REIT (c)	374	4,608
JBG SMITH Properties REIT	96	2,839
Kilroy Realty Corp. REIT	153	8,981
Kimco Realty Corp. REIT	153	1,965
Kite Realty Group Trust REIT	119	1,373
Lamar Advertising Co. Class A REIT	33	2,203
Lexington Realty Trust REIT	1,072	11,310
Life Storage, Inc. REIT	152	14,432
LTC Properties, Inc. REIT	44	1,658
Macerich Co. REIT (c)	82	736
Mack-Cali Realty Corp. REIT	191	2,920
Security Description	Shares	Value
Medical Properties Trust, Inc. REIT	1,666	$ 31,321
Mid-America Apartment Communities, Inc. REIT	258	29,585
National Retail Properties, Inc. REIT	101	3,584
National Storage Affiliates Trust REIT	141	4,041
Office Properties Income Trust REIT	162	4,207
Omega Healthcare Investors, Inc. REIT	281	8,354
Park Hotels & Resorts, Inc. REIT	61	603
Pennsylvania Real Estate Investment Trust (c)	20	27
PotlatchDeltic Corp. REIT	144	5,476
Prologis, Inc. REIT	2,591	241,818
PS Business Parks, Inc. REIT	36	4,766
Public Storage REIT	303	58,143
Rayonier, Inc. REIT	99	2,454
Realty Income Corp. REIT	288	17,136
Regency Centers Corp. REIT	98	4,497
Retail Opportunity Investments Corp. REIT	123	1,394
RPT Realty REIT	75	522
Sabra Health Care REIT, Inc.	75	1,082
Safehold, Inc. REIT	33	1,897
Saul Centers, Inc. REIT	44	1,420
SBA Communications Corp. REIT	526	156,706
Service Properties Trust REIT	58	411
Simon Property Group, Inc. REIT	36	2,462
SL Green Realty Corp. REIT	42	2,070
Spirit Realty Capital, Inc. REIT (c)	59	2,057
Summit Hotel Properties, Inc. REIT	120	712
Taubman Centers, Inc. REIT	146	5,513
UDR, Inc. REIT	392	14,653
Uniti Group, Inc. REIT	26	243
Universal Health Realty Income Trust REIT	47	3,736
Urban Edge Properties REIT	120	1,424
Urstadt Biddle Properties, Inc. Class A REIT	122	1,449
Ventas, Inc. REIT	45	1,648
Vornado Realty Trust REIT	104	3,974
Washington Prime Group, Inc. REIT (c)	55	46
Washington Real Estate Investment Trust	163	3,619
Weingarten Realty Investors REIT	16	303
Welltower, Inc. REIT	144	7,452
Weyerhaeuser Co. REIT	268	6,019
Xenia Hotels & Resorts, Inc. REIT	122	1,138
		2,266,676
FOOD & STAPLES RETAILING — 2.0%
Andersons, Inc.	43	592
BJ's Wholesale Club Holdings, Inc. (a)	254	9,467
Casey's General Stores, Inc.	106	15,849
Chefs' Warehouse, Inc. (a)	64	869
Costco Wholesale Corp.	1,755	532,133
Kroger Co.	3,160	106,966
PriceSmart, Inc.	42	2,534
SpartanNash Co.	27	574
Sprouts Farmers Market, Inc. (a)	210	5,374
Sysco Corp.	182	9,948
United Natural Foods, Inc. (a) (c)	19	346

See accompanying notes to financial statements.
68

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Walmart, Inc.	5,294	$ 634,115
Walgreens Boots Alliance, Inc.	1,343	56,930
		1,375,697
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	731	29,167
B&G Foods, Inc. (c)	15	366
Calavo Growers, Inc.	35	2,202
Cal-Maine Foods, Inc. (a)	112	4,982
Campbell Soup Co.	679	33,699
Conagra Brands, Inc.	1,221	42,943
Darling Ingredients, Inc. (a)	294	7,238
Flowers Foods, Inc.	479	10,710
General Mills, Inc.	2,093	129,034
Hain Celestial Group, Inc. (a)	312	9,831
Hershey Co.	514	66,625
Hormel Foods Corp.	1,094	52,807
Ingredion, Inc.	83	6,889
J&J Snack Foods Corp.	32	4,068
J.M. Smucker Co.	233	24,654
John B Sanfilippo & Son, Inc.	23	1,963
Kellogg Co.	804	53,112
Kraft Heinz Co.	670	21,366
Lamb Weston Holdings, Inc.	193	12,339
Lancaster Colony Corp.	56	8,679
McCormick & Co., Inc.	252	45,211
Mondelez International, Inc. Class A	4,295	219,603
Pilgrim's Pride Corp. (a)	33	557
Post Holdings, Inc. (a)	57	4,994
Sanderson Farms, Inc.	24	2,781
Seneca Foods Corp. Class A (a)	45	1,522
Tootsie Roll Industries, Inc. (c)	7	240
TreeHouse Foods, Inc. (a)	6	263
Tyson Foods, Inc. Class A	317	18,928
		816,773
GAS UTILITIES — 0.1%
Atmos Energy Corp.	330	32,861
National Fuel Gas Co.	38	1,593
New Jersey Resources Corp.	34	1,110
Northwest Natural Holding Co.	75	4,184
ONE Gas, Inc.	130	10,017
South Jersey Industries, Inc.	141	3,524
Southwest Gas Holdings, Inc. (a)	96	6,629
Spire, Inc.	100	6,571
UGI Corp.	24	763
		67,252
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abbott Laboratories	5,350	489,151
ABIOMED, Inc. (a)	4	966
Align Technology, Inc. (a)	6	1,647
AngioDynamics, Inc. (a)	67	681
Avanos Medical, Inc. (a)	38	1,117
Baxter International, Inc.	1,766	152,053
Becton Dickinson and Co.	747	178,735
Security Description	Shares	Value
Boston Scientific Corp. (a)	2,593	$ 91,040
Cantel Medical Corp.	17	752
Cardiovascular Systems, Inc. (a)	153	4,827
CONMED Corp.	23	1,656
Cooper Cos., Inc.	114	32,335
CryoLife, Inc. (a)	56	1,074
Cutera, Inc. (a)	1	12
Danaher Corp.	2,060	364,270
DENTSPLY SIRONA, Inc.	184	8,107
Edwards Lifesciences Corp. (a)	2,171	150,038
Globus Medical, Inc. Class A (a)	175	8,349
Haemonetics Corp. (a)	199	17,822
Hill-Rom Holdings, Inc.	199	21,846
Hologic, Inc. (a)	222	12,654
ICU Medical, Inc. (a)	36	6,635
IDEXX Laboratories, Inc. (a)	277	91,454
Inogen, Inc. (a)	1	36
Integer Holdings Corp. (a)	64	4,675
Integra LifeSciences Holdings Corp. (a)	113	5,310
Intuitive Surgical, Inc. (a)	292	166,390
Lantheus Holdings, Inc. (a)	158	2,259
LivaNova PLC (a)	5	241
Masimo Corp. (a)	231	52,666
Medtronic PLC	4,359	399,720
Meridian Bioscience, Inc. (a)	122	2,841
Merit Medical Systems, Inc. (a)	6	274
Natus Medical, Inc. (a)	3	65
Neogen Corp. (a)	195	15,132
NuVasive, Inc. (a)	66	3,674
OraSure Technologies, Inc. (a)	191	2,221
Orthofix Medical, Inc. (a)	18	576
Penumbra, Inc. (a)	125	22,353
ResMed, Inc.	670	128,640
STERIS PLC	292	44,805
Stryker Corp.	576	103,789
Tactile Systems Technology, Inc. (a) (c)	2	83
Teleflex, Inc.	151	54,961
Varex Imaging Corp. (a)	3	45
Varian Medical Systems, Inc. (a)	75	9,189
West Pharmaceutical Services, Inc.	328	74,512
Zimmer Biomet Holdings, Inc.	272	32,466
		2,764,144
HEALTH CARE PROVIDERS & SERVICES — 3.9%
Acadia Healthcare Co., Inc. (a)	34	854
Addus HomeCare Corp. (a)	46	4,258
Amedisys, Inc. (a)	152	30,178
AmerisourceBergen Corp.	593	59,757
AMN Healthcare Services, Inc. (a)	174	7,872
Anthem, Inc.	454	119,393
BioTelemetry, Inc. (a)	38	1,717
Cardinal Health, Inc.	944	49,267
Centene Corp. (a)	2,299	146,101
Chemed Corp.	72	32,477
Cigna Corp.	1,383	259,520
CorVel Corp. (a)	35	2,481

See accompanying notes to financial statements.
69

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Covetrus, Inc. (a)	18	$ 322
CVS Health Corp.	4,886	317,443
DaVita, Inc. (a)	417	33,001
Encompass Health Corp.	295	18,269
Ensign Group, Inc.	91	3,808
Hanger, Inc. (a)	159	2,633
HCA Healthcare, Inc.	158	15,336
HealthEquity, Inc. (a)	59	3,462
Henry Schein, Inc. (a)	143	8,350
Humana, Inc.	587	227,609
Laboratory Corp. of America Holdings (a)	103	17,109
LHC Group, Inc. (a)	141	24,579
Magellan Health, Inc. (a)	15	1,095
McKesson Corp.	635	97,422
MEDNAX, Inc. (a)	17	291
Molina Healthcare, Inc. (a)	217	38,622
Quest Diagnostics, Inc.	211	24,046
RadNet, Inc. (a)	76	1,206
Select Medical Holdings Corp. (a)	441	6,496
Tenet Healthcare Corp. (a)	38	688
The Pennant Group, Inc. (a)	54	1,220
Tivity Health, Inc. (a) (c)	5	57
UnitedHealth Group, Inc.	3,557	1,049,137
Universal Health Services, Inc. Class B	84	7,803
US Physical Therapy, Inc.	20	1,620
		2,615,499
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	76	515
Cerner Corp.	712	48,808
Computer Programs & Systems, Inc.	22	501
HMS Holdings Corp. (a)	67	2,170
NextGen Healthcare, Inc. (a)	79	867
Omnicell, Inc. (a)	56	3,955
Tabula Rasa HealthCare, Inc. (a) (c)	18	985
		57,801
HOTELS, RESTAURANTS & LEISURE — 0.9%
BJ's Restaurants, Inc.	6	126
Bloomin' Brands, Inc. (c)	194	2,068
Boyd Gaming Corp.	17	355
Brinker International, Inc.	75	1,800
Caesars Entertainment Corp. (a)	468	5,677
Carnival Corp. (c)	55	903
Cheesecake Factory, Inc. (c)	55	1,261
Chipotle Mexican Grill, Inc. (a)	58	61,037
Choice Hotels International, Inc.	25	1,972
Churchill Downs, Inc.	115	15,312
Cracker Barrel Old Country Store, Inc.	16	1,775
Darden Restaurants, Inc.	16	1,212
Dave & Buster's Entertainment, Inc. (c)	19	253
Dine Brands Global, Inc. (c)	18	758
Domino's Pizza, Inc.	154	56,894
Dunkin' Brands Group, Inc.	70	4,566
Eldorado Resorts, Inc. (a)	6	240
Hilton Worldwide Holdings, Inc.	302	22,182
Jack in the Box, Inc.	15	1,111
Security Description	Shares	Value
Las Vegas Sands Corp.	201	$ 9,153
Marriott International, Inc. Class A	34	2,915
Marriott Vacations Worldwide Corp.	3	247
McDonald's Corp.	1,181	217,859
MGM Resorts International	61	1,025
Norwegian Cruise Line Holdings, Ltd. (a)	24	394
Papa John's International, Inc.	84	6,670
Penn National Gaming, Inc. (a) (c)	19	580
Royal Caribbean Cruises, Ltd.	20	1,006
Ruth's Hospitality Group, Inc.	42	343
Scientific Games Corp. Class A (a)	6	93
Shake Shack, Inc. Class A (a) (c)	13	689
Six Flags Entertainment Corp.	27	519
Starbucks Corp.	1,834	134,964
Texas Roadhouse, Inc.	33	1,735
Wendy's Co.	241	5,249
Wingstop, Inc.	117	16,259
Wyndham Destinations, Inc.	13	366
Wyndham Hotels & Resorts, Inc.	35	1,492
Wynn Resorts, Ltd.	14	1,043
Yum! Brands, Inc.	180	15,644
		597,747
HOUSEHOLD DURABLES — 0.2%
Cavco Industries, Inc. (a)	21	4,050
Century Communities, Inc. (a)	47	1,441
D.R. Horton, Inc.	359	19,907
Ethan Allen Interiors, Inc.	101	1,195
Garmin, Ltd.	258	25,155
Helen of Troy, Ltd. (a)	76	14,331
Installed Building Products, Inc. (a)	18	1,238
iRobot Corp. (a)	3	252
KB Home	53	1,626
La-Z-Boy, Inc.	17	460
Leggett & Platt, Inc.	79	2,777
Lennar Corp. Class A	235	14,481
LGI Homes, Inc. (a)	8	704
MDC Holdings, Inc.	55	1,963
Meritage Homes Corp. (a)	21	1,598
Mohawk Industries, Inc. (a)	35	3,562
Newell Brands, Inc.	1,047	16,626
NVR, Inc. (a)	5	16,294
PulteGroup, Inc.	214	7,282
Tempur Sealy International, Inc. (a)	25	1,799
TopBuild Corp. (a)	101	11,491
TRI Pointe Group, Inc. (a) (c)	79	1,160
Tupperware Brands Corp.	115	546
Universal Electronics, Inc. (a)	65	3,043
Whirlpool Corp.	22	2,850
		155,831
HOUSEHOLD PRODUCTS — 2.2%
Central Garden & Pet Co. Class A (a)	113	3,818
Church & Dwight Co., Inc.	438	33,857
Clorox Co.	466	102,227
Colgate-Palmolive Co.	1,740	127,472
Energizer Holdings, Inc.	9	428

See accompanying notes to financial statements.
70

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Kimberly-Clark Corp.	1,106	$ 156,333
Procter & Gamble Co.	8,686	1,038,585
WD-40 Co.	55	10,907
		1,473,627
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (b)
AES Corp.	872	12,635
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	479	74,719
Carlisle Cos., Inc.	101	12,087
General Electric Co.	9,386	64,106
Honeywell International, Inc.	768	111,045
Raven Industries, Inc.	19	409
Roper Technologies, Inc.	184	71,440
		333,806
INSURANCE — 1.3%
Aflac, Inc.	437	15,745
Alleghany Corp.	22	10,761
Allstate Corp.	734	71,191
American Equity Investment Life Holding Co.	18	445
American Financial Group, Inc.	43	2,729
American International Group, Inc.	103	3,211
AMERISAFE, Inc.	35	2,141
Aon PLC Class A	475	91,485
Arthur J Gallagher & Co.	513	50,012
Assurant, Inc.	235	24,273
Brighthouse Financial, Inc. (a)	64	1,780
Brown & Brown, Inc.	920	37,499
Chubb, Ltd.	489	61,917
Cincinnati Financial Corp.	162	10,373
CNO Financial Group, Inc.	101	1,572
eHealth, Inc. (a)	117	11,494
Employers Holdings, Inc.	27	814
Everest Re Group, Ltd.	55	11,341
First American Financial Corp.	95	4,562
Genworth Financial, Inc. Class A (a)	235	543
Globe Life, Inc.	133	9,872
Hanover Insurance Group, Inc.	42	4,256
Hartford Financial Services Group, Inc.	216	8,327
Horace Mann Educators Corp.	34	1,249
James River Group Holdings, Ltd.	33	1,485
Kemper Corp.	82	5,947
Kinsale Capital Group, Inc.	95	14,745
Lincoln National Corp.	24	883
Loews Corp.	154	5,281
Marsh & McLennan Cos., Inc.	1,049	112,631
Mercury General Corp.	4	163
MetLife, Inc.	468	17,091
Old Republic International Corp.	238	3,882
Primerica, Inc.	23	2,682
Principal Financial Group, Inc.	94	3,905
ProAssurance Corp.	5	72
Progressive Corp.	1,465	117,361
Prudential Financial, Inc.	46	2,801
Security Description	Shares	Value
Reinsurance Group of America, Inc.	22	$ 1,726
RenaissanceRe Holdings, Ltd.	113	19,326
RLI Corp.	138	11,330
Safety Insurance Group, Inc.	14	1,068
Selective Insurance Group, Inc.	55	2,901
Stewart Information Services Corp.	15	488
Travelers Cos., Inc.	155	17,678
United Fire Group, Inc.	23	637
Universal Insurance Holdings, Inc.	45	799
Unum Group	47	780
Willis Towers Watson PLC	260	51,207
WR Berkley Corp.	259	14,838
		849,299
INTERACTIVE MEDIA & SERVICES — 4.6%
Alphabet, Inc. Class A (a)	762	1,080,554
Alphabet, Inc. Class C (a)	814	1,150,678
Facebook, Inc. Class A (a)	3,781	858,552
QuinStreet, Inc. (a)	117	1,224
TripAdvisor, Inc.	55	1,046
Twitter, Inc. (a)	274	8,162
Yelp, Inc. (a)	7	162
		3,100,378
INTERNET & DIRECT MARKETING RETAIL — 5.4%
Amazon.com, Inc. (a)	1,267	3,495,425
Booking Holdings, Inc. (a)	34	54,140
eBay, Inc.	719	37,712
Etsy, Inc. (a)	14	1,487
Expedia Group, Inc.	17	1,397
PetMed Express, Inc. (c)	95	3,386
Stamps.com, Inc. (a)	76	13,960
		3,607,507
IT SERVICES — 5.0%
Accenture PLC Class A	1,310	281,283
Akamai Technologies, Inc. (a)	636	68,109
Alliance Data Systems Corp.	4	180
Automatic Data Processing, Inc.	672	100,054
Broadridge Financial Solutions, Inc.	153	19,307
CACI International, Inc. Class A (a)	85	18,435
Cardtronics PLC Class A (a)	15	360
Cognizant Technology Solutions Corp. Class A	197	11,194
CSG Systems International, Inc.	76	3,146
DXC Technology Co.	44	726
EVERTEC, Inc.	52	1,461
ExlService Holdings, Inc. (a)	67	4,248
Fidelity National Information Services, Inc.	2,150	288,293
Fiserv, Inc. (a)	2,114	206,369
FleetCor Technologies, Inc. (a)	54	13,583
Gartner, Inc. (a)	34	4,125
Global Payments, Inc.	827	140,276
International Business Machines Corp.	1,164	140,576
Jack Henry & Associates, Inc.	268	49,320
KBR, Inc.	320	7,216

See accompanying notes to financial statements.
71

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Leidos Holdings, Inc.	577	$ 54,048
LiveRamp Holdings, Inc. (a)	46	1,954
ManTech International Corp. Class A	97	6,643
Mastercard, Inc. Class A	2,031	600,567
MAXIMUS, Inc.	53	3,734
NIC, Inc.	259	5,947
Paychex, Inc.	264	19,998
PayPal Holdings, Inc. (a)	1,849	322,151
Perficient, Inc. (a)	130	4,651
Perspecta, Inc.	145	3,368
Sabre Corp.	160	1,290
Science Applications International Corp.	156	12,118
Sykes Enterprises, Inc. (a)	78	2,157
TTEC Holdings, Inc.	36	1,676
VeriSign, Inc. (a)	212	43,848
Virtusa Corp. (a)	17	552
Visa, Inc. Class A	4,695	906,933
Western Union Co.	1,051	22,723
WEX, Inc. (a)	4	660
		3,373,279
LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Brunswick Corp.	46	2,944
Callaway Golf Co.	35	613
Hasbro, Inc.	77	5,771
Mattel, Inc. (a)	522	5,048
Polaris, Inc.	5	463
Sturm Ruger & Co., Inc.	24	1,824
Vista Outdoor, Inc. (a)	2	29
		16,692
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Agilent Technologies, Inc.	628	55,496
Bio-Rad Laboratories, Inc. Class A (a)	84	37,925
Bio-Techne Corp.	78	20,597
Charles River Laboratories International, Inc. (a)	85	14,820
Illumina, Inc. (a)	267	98,883
IQVIA Holdings, Inc. (a)	195	27,667
Luminex Corp.	213	6,929
Medpace Holdings, Inc. (a)	122	11,348
Mettler-Toledo International, Inc. (a)	47	37,861
NeoGenomics, Inc. (a)	453	14,034
PerkinElmer, Inc.	104	10,201
PRA Health Sciences, Inc. (a)	109	10,605
Repligen Corp. (a)	203	25,093
Syneos Health, Inc. (a)	78	4,544
Thermo Fisher Scientific, Inc.	1,290	467,419
Waters Corp. (a)	100	18,040
		861,462
MACHINERY — 1.0%
AGCO Corp.	38	2,107
Alamo Group, Inc.	16	1,642
Albany International Corp. Class A	40	2,348
Astec Industries, Inc.	79	3,658
Security Description	Shares	Value
Barnes Group, Inc.	44	$ 1,741
Caterpillar, Inc.	842	106,513
Chart Industries, Inc. (a)	22	1,067
CIRCOR International, Inc. (a)	86	2,191
Colfax Corp. (a)	32	893
Crane Co.	54	3,211
Cummins, Inc.	200	34,652
Deere & Co.	490	77,003
Donaldson Co., Inc.	104	4,838
Dover Corp.	259	25,009
Enerpac Tool Group Corp.	122	2,147
EnPro Industries, Inc.	7	345
ESCO Technologies, Inc.	100	8,453
Federal Signal Corp.	204	6,065
Flowserve Corp.	17	485
Fortive Corp.	104	7,037
Franklin Electric Co., Inc.	53	2,784
Graco, Inc.	372	17,852
Greenbrier Cos., Inc.	3	68
Hillenbrand, Inc.	27	731
IDEX Corp.	137	21,651
Illinois Tool Works, Inc.	594	103,861
Ingersoll Rand, Inc. (a)	291	8,183
ITT, Inc.	75	4,406
John Bean Technologies Corp.	19	1,634
Kennametal, Inc.	55	1,579
Lincoln Electric Holdings, Inc.	94	7,919
Lindsay Corp.	41	3,781
Lydall, Inc. (a)	2	27
Mueller Industries, Inc.	140	3,721
Nordson Corp.	103	19,540
Oshkosh Corp.	75	5,372
Otis Worldwide Corp.	241	13,703
PACCAR, Inc.	618	46,257
Parker-Hannifin Corp.	105	19,243
Pentair PLC	202	7,674
Proto Labs, Inc. (a)	22	2,474
Snap-on, Inc.	33	4,571
SPX Corp. (a)	79	3,251
SPX FLOW, Inc. (a)	44	1,647
Standex International Corp.	1	58
Stanley Black & Decker, Inc.	93	12,962
Tennant Co.	56	3,641
Terex Corp.	6	113
Timken Co.	40	1,820
Toro Co.	217	14,396
Trinity Industries, Inc.	21	447
Wabash National Corp.	25	266
Watts Water Technologies, Inc. Class A	77	6,237
Westinghouse Air Brake Technologies Corp.	64	3,684
Woodward, Inc.	5	388
Xylem, Inc.	223	14,486
		651,832
MARINE — 0.0% (b)
Kirby Corp. (a)	5	268

See accompanying notes to financial statements.
72

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Matson, Inc.	114	$ 3,317
		3,585
MEDIA — 0.9%
AMC Networks, Inc. Class A (a)	55	1,286
Cable One, Inc.	25	44,371
Charter Communications, Inc. Class A (a)	602	307,044
Comcast Corp. Class A	4,959	193,302
Discovery, Inc. Class A (a) (c)	57	1,203
Discovery, Inc. Class C (a)	120	2,311
DISH Network Corp. Class A (a)	94	3,244
EW Scripps Co. Class A	6	53
Fox Corp. Class A	146	3,916
Fox Corp. Class B	67	1,798
Gannett Co., Inc. (c)	74	102
Interpublic Group of Cos., Inc.	226	3,878
John Wiley & Sons, Inc. Class A	5	195
Meredith Corp. (c)	67	975
New York Times Co. Class A (c)	293	12,315
News Corp. Class A	501	5,942
News Corp. Class B	216	2,581
Omnicom Group, Inc.	169	9,227
TechTarget, Inc. (a)	114	3,423
TEGNA, Inc.	132	1,471
ViacomCBS, Inc. Class B	74	1,726
		600,363
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	15	153
Arconic Corp. (a)	80	1,114
Carpenter Technology Corp.	39	947
Century Aluminum Co. (a)	122	870
Cleveland-Cliffs, Inc. (c)	24	132
Commercial Metals Co.	352	7,181
Compass Minerals International, Inc.	21	1,024
Freeport-McMoRan, Inc.	174	2,013
Kaiser Aluminum Corp.	26	1,914
Newmont Corp.	3,817	235,662
Nucor Corp.	140	5,797
Reliance Steel & Aluminum Co.	165	15,663
Royal Gold, Inc.	213	26,480
Steel Dynamics, Inc.	111	2,896
SunCoke Energy, Inc.	20	59
TimkenSteel Corp. (a)	67	261
United States Steel Corp.	26	188
Worthington Industries, Inc.	43	1,604
		303,958
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (b)
Apollo Commercial Real Estate Finance, Inc. REIT	17	167
ARMOUR Residential REIT, Inc.	46	432
Granite Point Mortgage Trust, Inc. REIT (c)	33	237
Invesco Mortgage Capital, Inc. REIT (c)	399	1,492
New York Mortgage Trust, Inc. REIT	571	1,490
Security Description	Shares	Value
PennyMac Mortgage Investment Trust REIT	12	$ 211
Redwood Trust, Inc. REIT	119	833
		4,862
MULTI-UTILITIES — 0.9%
Ameren Corp.	793	55,795
Avista Corp.	208	7,569
Black Hills Corp.	111	6,289
CenterPoint Energy, Inc.	59	1,102
CMS Energy Corp.	984	57,485
Consolidated Edison, Inc.	662	47,618
Dominion Energy, Inc.	2,132	173,076
DTE Energy Co.	204	21,930
MDU Resources Group, Inc.	399	8,850
NiSource, Inc.	757	17,214
NorthWestern Corp.	95	5,179
Public Service Enterprise Group, Inc.	541	26,596
Sempra Energy	602	70,572
WEC Energy Group, Inc.	1,244	109,037
		608,312
MULTILINE RETAIL — 0.7%
Big Lots, Inc.	14	588
Dollar General Corp.	1,005	191,463
Dollar Tree, Inc. (a)	83	7,692
Kohl's Corp.	24	499
Macy's, Inc. (c)	140	963
Nordstrom, Inc. (c)	13	201
Ollie's Bargain Outlet Holdings, Inc. (a) (c)	6	586
Target Corp.	2,238	268,403
		470,395
OIL, GAS & CONSUMABLE FUELS — 0.2%
Apache Corp.	56	756
Cabot Oil & Gas Corp.	243	4,175
Callon Petroleum Co. (a)	18	21
Chevron Corp.	676	60,319
Cimarex Energy Co.	19	522
CNX Resources Corp. (a)	27	234
Concho Resources, Inc.	35	1,802
ConocoPhillips	133	5,589
CONSOL Energy, Inc. (a)	131	664
Denbury Resources, Inc. (a)	72	20
Devon Energy Corp.	67	760
Diamondback Energy, Inc.	6	251
EOG Resources, Inc.	95	4,813
EQT Corp.	102	1,214
Equitrans Midstream Corp.	27	224
Exxon Mobil Corp.	506	22,628
Green Plains, Inc. (a)	54	552
Hess Corp.	33	1,710
HollyFrontier Corp.	23	672
Kinder Morgan, Inc.	1,626	24,666
Marathon Oil Corp.	125	765
Marathon Petroleum Corp.	78	2,916
Matador Resources Co. (a) (c)	19	161

See accompanying notes to financial statements.
73

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Murphy Oil Corp. (c)	25	$ 345
Noble Energy, Inc.	58	520
Oasis Petroleum, Inc. (a)	43	32
Occidental Petroleum Corp.	138	2,525
ONEOK, Inc.	47	1,561
Par Pacific Holdings, Inc. (a)	184	1,654
PBF Energy, Inc. Class A	54	553
PDC Energy, Inc. (a)	62	771
Penn Virginia Corp. (a)	18	172
Phillips 66	159	11,432
Pioneer Natural Resources Co.	20	1,954
QEP Resources, Inc.	33	43
Renewable Energy Group, Inc. (a)	44	1,090
SM Energy Co.	47	176
Southwestern Energy Co. (a)	145	371
Valero Energy Corp.	47	2,765
Williams Cos., Inc.	143	2,720
World Fuel Services Corp.	84	2,164
		166,282
PAPER & FOREST PRODUCTS — 0.0% (b)
Boise Cascade Co.	71	2,670
Domtar Corp.	6	127
Louisiana-Pacific Corp.	72	1,847
Neenah, Inc.	5	247
P.H. Glatfelter Co.	49	786
Schweitzer-Mauduit International, Inc.	75	2,506
		8,183
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	36	161
Estee Lauder Cos., Inc. Class A	453	85,472
Inter Parfums, Inc.	22	1,059
Medifast, Inc.	1	139
Nu Skin Enterprises, Inc. Class A	6	229
		87,060
PHARMACEUTICALS — 4.7%
ANI Pharmaceuticals, Inc. (a)	41	1,326
Bristol-Myers Squibb Co.	10,128	595,526
Catalent, Inc. (a)	652	47,792
Corcept Therapeutics, Inc. (a)	84	1,413
Eli Lilly & Co.	3,355	550,824
Endo International PLC (a)	35	120
Innoviva, Inc. (a)	95	1,328
Johnson & Johnson	6,042	849,686
Lannett Co., Inc. (a) (c)	19	138
Merck & Co., Inc.	7,663	592,580
Mylan NV (a)	77	1,238
Nektar Therapeutics (a)	25	579
Perrigo Co. PLC	438	24,208
Pfizer, Inc.	7,376	241,195
Phibro Animal Health Corp. Class A	2	53
Prestige Consumer Healthcare, Inc. (a) (c)	205	7,700
Supernus Pharmaceuticals, Inc. (a)	5	119
Zoetis, Inc.	1,877	257,224
		3,173,049
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	24	$ 1,600
CoreLogic, Inc.	65	4,369
Equifax, Inc.	275	47,267
Exponent, Inc.	200	16,186
FTI Consulting, Inc. (a)	163	18,672
Heidrick & Struggles International, Inc.	35	757
IHS Markit, Ltd.	1,291	97,471
Insperity, Inc.	18	1,165
Korn Ferry	25	768
ManpowerGroup, Inc.	21	1,444
Nielsen Holdings PLC	42	624
Resources Connection, Inc.	138	1,652
Robert Half International, Inc.	75	3,962
Verisk Analytics, Inc.	451	76,760
		272,697
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (b)
CBRE Group, Inc. Class A (a)	279	12,616
Jones Lang LaSalle, Inc.	19	1,966
Marcus & Millichap, Inc. (a)	2	58
		14,640
ROAD & RAIL — 0.7%
ArcBest Corp.	67	1,776
Avis Budget Group, Inc. (a)	7	160
CSX Corp.	651	45,401
Heartland Express, Inc.	19	396
JB Hunt Transport Services, Inc.	235	28,280
Kansas City Southern	319	47,624
Knight-Swift Transportation Holdings, Inc. (c)	365	15,224
Landstar System, Inc.	79	8,872
Marten Transport, Ltd.	137	3,447
Norfolk Southern Corp.	218	38,274
Old Dominion Freight Line, Inc.	447	75,807
Ryder System, Inc.	26	975
Saia, Inc. (a)	113	12,563
Union Pacific Corp.	911	154,023
Werner Enterprises, Inc.	257	11,187
		444,009
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Advanced Energy Industries, Inc. (a)	53	3,593
Advanced Micro Devices, Inc. (a)	5,499	289,302
Analog Devices, Inc.	396	48,565
Applied Materials, Inc.	3,199	193,380
Broadcom, Inc.	428	135,081
Brooks Automation, Inc.	96	4,247
Cabot Microelectronics Corp.	59	8,233
Cirrus Logic, Inc. (a)	264	16,310
Cohu, Inc.	177	3,069
Cree, Inc. (a)	13	769
Diodes, Inc. (a)	195	9,886
DSP Group, Inc. (a)	24	381

See accompanying notes to financial statements.
74

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
First Solar, Inc. (a) (c)	28	$ 1,386
FormFactor, Inc. (a)	332	9,738
Ichor Holdings, Ltd. (a)	98	2,605
Intel Corp.	14,854	888,715
KLA Corp.	620	120,578
Kulicke & Soffa Industries, Inc.	113	2,354
Lam Research Corp.	572	185,019
Maxim Integrated Products, Inc.	356	21,577
MaxLinear, Inc. (a) (c)	54	1,159
Microchip Technology, Inc.	142	14,954
Micron Technology, Inc. (a)	3,363	173,262
MKS Instruments, Inc.	113	12,796
Monolithic Power Systems, Inc.	157	37,209
NVIDIA Corp.	2,903	1,102,879
Onto Innovation, Inc. (a)	132	4,493
Photronics, Inc. (a)	413	4,597
Power Integrations, Inc.	121	14,294
Qorvo, Inc. (a)	401	44,323
QUALCOMM, Inc.	1,501	136,906
Rambus, Inc. (a)	353	5,366
Semtech Corp. (a)	64	3,342
Silicon Laboratories, Inc. (a)	45	4,512
Skyworks Solutions, Inc.	550	70,323
SolarEdge Technologies, Inc. (a)	222	30,809
Synaptics, Inc. (a)	145	8,717
Teradyne, Inc.	618	52,227
Texas Instruments, Inc.	1,675	212,675
Ultra Clean Holdings, Inc. (a)	182	4,119
Universal Display Corp.	57	8,528
Veeco Instruments, Inc. (a)	54	728
Xilinx, Inc.	103	10,134
		3,903,140
SOFTWARE — 13.5%
8x8, Inc. (a)	59	944
ACI Worldwide, Inc. (a)	67	1,808
Adobe, Inc. (a)	1,806	786,170
Agilysys, Inc. (a)	22	395
Alarm.com Holdings, Inc. (a)	6	389
ANSYS, Inc. (a)	337	98,313
Autodesk, Inc. (a)	394	94,241
Blackbaud, Inc.	63	3,596
Bottomline Technologies DE, Inc. (a)	20	1,015
Cadence Design Systems, Inc. (a)	636	61,031
CDK Global, Inc.	16	663
Ceridian HCM Holding, Inc. (a)	231	18,311
Citrix Systems, Inc.	535	79,132
CommVault Systems, Inc. (a)	27	1,045
Ebix, Inc.	2	45
Fair Isaac Corp. (a)	105	43,894
Fortinet, Inc. (a)	470	64,517
Intuit, Inc.	530	156,981
J2 Global, Inc. (a) (c)	74	4,678
LivePerson, Inc. (a) (c)	64	2,651
LogMeIn, Inc.	158	13,394
Manhattan Associates, Inc. (a)	55	5,181
Security Description	Shares	Value
Microsoft Corp.	32,110	$ 6,534,706
MicroStrategy, Inc. Class A (a)	7	828
NortonLifeLock, Inc.	2,669	52,926
OneSpan, Inc. (a)	96	2,681
Oracle Corp.	3,777	208,755
Paycom Software, Inc. (a)	136	42,123
Progress Software Corp.	79	3,061
PTC, Inc. (a)	63	4,901
Qualys, Inc. (a)	77	8,009
salesforce.com, Inc. (a)	1,635	306,285
ServiceNow, Inc. (a)	669	270,985
SPS Commerce, Inc. (a)	95	7,136
Synopsys, Inc. (a)	519	101,205
Teradata Corp. (a)	14	291
Tyler Technologies, Inc. (a)	175	60,704
Xperi Holding Corp.	5	74
		9,043,064
SPECIALTY RETAIL — 1.7%
Abercrombie & Fitch Co. Class A	6	64
Advance Auto Parts, Inc.	25	3,561
American Eagle Outfitters, Inc.	25	272
Asbury Automotive Group, Inc. (a)	14	1,083
AutoNation, Inc. (a)	36	1,353
AutoZone, Inc. (a)	31	34,972
Bed Bath & Beyond, Inc. (c)	253	2,682
Best Buy Co., Inc.	243	21,207
Buckle, Inc. (c)	47	737
Caleres, Inc.	5	42
CarMax, Inc. (a)	98	8,776
Children's Place, Inc.	1	37
Designer Brands, Inc. Class A (c)	115	779
Dick's Sporting Goods, Inc. (c)	22	908
Express, Inc. (a) (c)	206	317
Five Below, Inc. (a)	7	748
Foot Locker, Inc.	13	379
Gap, Inc.	24	303
Genesco, Inc. (a)	43	931
Group 1 Automotive, Inc.	5	330
Guess?, Inc.	44	425
Haverty Furniture Cos., Inc.	102	1,632
Home Depot, Inc.	2,472	619,261
L Brands, Inc.	55	823
Lithia Motors, Inc. Class A	19	2,875
Lowe's Cos., Inc.	824	111,339
MarineMax, Inc. (a)	27	604
Michaels Cos., Inc. (a) (c)	22	156
Monro, Inc.	44	2,417
Murphy USA, Inc. (a)	79	8,895
Office Depot, Inc.	256	602
O'Reilly Automotive, Inc. (a)	81	34,155
Rent-A-Center, Inc.	18	501
RH (a) (c)	38	9,458
Ross Stores, Inc.	648	55,235
Sally Beauty Holdings, Inc. (a)	55	689
Signet Jewelers, Ltd. (c)	20	205

See accompanying notes to financial statements.
75

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Sleep Number Corp. (a)	4	$ 167
Tiffany & Co.	489	59,629
TJX Cos., Inc.	2,172	109,816
Tractor Supply Co.	163	21,482
Ulta Beauty, Inc. (a)	14	2,848
Urban Outfitters, Inc. (a)	7	107
Williams-Sonoma, Inc.	63	5,167
Zumiez, Inc. (a)	75	2,053
		1,130,022
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 10.1%
3D Systems Corp. (a) (c)	20	140
Apple, Inc.	18,237	6,652,858
Diebold Nixdorf, Inc. (a)	339	2,054
Hewlett Packard Enterprise Co.	461	4,485
HP, Inc.	2,653	46,242
NCR Corp. (a) (c)	44	762
NetApp, Inc.	134	5,945
Seagate Technology PLC	802	38,825
Western Digital Corp.	392	17,307
Xerox Holdings Corp.	65	994
		6,769,612
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	23	360
Carter's, Inc.	17	1,372
Columbia Sportswear Co.	44	3,546
Crocs, Inc. (a)	23	847
Deckers Outdoor Corp. (a)	42	8,248
Fossil Group, Inc. (a) (c)	33	153
G-III Apparel Group, Ltd. (a)	4	53
Hanesbrands, Inc. (c)	165	1,863
Kontoor Brands, Inc. (a) (c)	4	71
NIKE, Inc. Class B	2,869	281,306
Oxford Industries, Inc.	5	220
PVH Corp.	7	336
Ralph Lauren Corp.	6	435
Skechers U.S.A., Inc. Class A (a)	114	3,577
Steven Madden, Ltd.	26	642
Tapestry, Inc.	45	598
Under Armour, Inc. Class A (a)	77	750
Under Armour, Inc. Class C (a)	136	1,202
VF Corp.	118	7,191
Wolverine World Wide, Inc.	43	1,024
		313,794
THRIFTS & MORTGAGE FINANCE — 0.0% (b)
Axos Financial, Inc. (a)	25	552
Flagstar Bancorp, Inc.	84	2,472
HomeStreet, Inc.	22	541
Meta Financial Group, Inc.	151	2,744
New York Community Bancorp, Inc.	494	5,039
NMI Holdings, Inc. Class A (a)	10	161
Northwest Bancshares, Inc.	21	215
Provident Financial Services, Inc.	54	780
Security Description	Shares	Value
TrustCo Bank Corp. NY	111	$ 703
Walker & Dunlop, Inc.	23	1,168
Washington Federal, Inc.	161	4,321
		18,696
TOBACCO — 0.4%
Altria Group, Inc.	1,533	60,170
Philip Morris International, Inc.	2,816	197,289
Universal Corp.	26	1,105
Vector Group, Ltd.	473	4,759
		263,323
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	43	2,683
Fastenal Co.	1,165	49,909
GATX Corp.	62	3,781
GMS, Inc. (a)	45	1,106
MSC Industrial Direct Co., Inc. Class A	38	2,767
NOW, Inc. (a)	185	1,596
United Rentals, Inc. (a)	62	9,240
W.W. Grainger, Inc.	81	25,447
Watsco, Inc.	107	19,014
		115,543
WATER UTILITIES — 0.2%
American States Water Co.	148	11,638
American Water Works Co., Inc.	670	86,202
California Water Service Group	156	7,441
Essential Utilities, Inc.	788	33,285
		138,566
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	183	9,020
Spok Holdings, Inc.	22	206
Telephone & Data Systems, Inc.	42	835
T-Mobile US, Inc. (a)	2,309	240,482
		250,543
TOTAL COMMON STOCKS (Cost $61,010,740)		66,999,473
RIGHTS — 0.0% (b)
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (b)
T-Mobile US, Inc. (expiring 07/27/20) (a)	1,606	270
TOTAL RIGHTS (Cost $594)		270
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	47,960	47,979

See accompanying notes to financial statements.
76

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	56,790	$ 56,790
TOTAL SHORT-TERM INVESTMENTS (Cost $104,766)		104,769
TOTAL INVESTMENTS — 100.0% (Cost $61,116,100)		67,104,512
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(19,036)
NET ASSETS — 100.0%		$ 67,085,476
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$66,978,448	$21,025	$—	$66,999,473
Rights	270	—	—	270
Short-Term Investments	104,769	—	—	104,769
TOTAL INVESTMENTS	$67,083,487	$21,025	$—	$67,104,512
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	35	$ 1,962	$ 48,348	$ 11,965	$(3,804)	$(4,228)	477	$ 30,313	$ 512
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	2,464,043	2,416,017	(50)	3	47,960	47,979	198
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,303	39,303	162,762	202,065	—	—	—	—	703
State Street Navigator Securities Lending Portfolio II	—	—	1,284,197	1,227,407	—	—	56,790	56,790	359
State Street Navigator Securities Lending Portfolio III	35,537	35,537	323,638	359,175	—	—	—	—	84
Total		$76,802	$4,282,988	$4,216,629	$(3,854)	$(4,225)		$135,082	$1,856
See accompanying notes to financial statements.
77

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.6%
Teledyne Technologies, Inc. (a)	12,960	$ 4,029,912
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	52,616	4,159,821
Expeditors International of Washington, Inc.	59,784	4,545,975
		8,705,796
BEVERAGES — 2.0%
Coca-Cola Co.	157,412	7,033,168
PepsiCo, Inc.	48,724	6,444,236
		13,477,404
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	18,164	4,232,030
CAPITAL MARKETS — 3.3%
CME Group, Inc.	39,856	6,478,194
FactSet Research Systems, Inc.	14,123	4,638,982
Intercontinental Exchange, Inc.	99,679	9,130,596
Morningstar, Inc.	11,484	1,618,900
		21,866,672
CHEMICALS — 2.0%
Ecolab, Inc.	35,507	7,064,117
Linde PLC	29,607	6,279,941
		13,344,058
COMMERCIAL SERVICES & SUPPLIES — 3.5%
Cintas Corp.	19,858	5,289,377
Republic Services, Inc.	138,070	11,328,644
Waste Management, Inc.	58,218	6,165,868
		22,783,889
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	1	10
AptarGroup, Inc.	28,238	3,162,091
Ball Corp.	50,295	3,495,000
Sonoco Products Co.	44,028	2,302,224
		8,959,325
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (a)	38,002	4,453,834
Service Corp. International	87,693	3,410,381
		7,864,215
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	48,450	8,648,810
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Verizon Communications, Inc.	75,367	4,154,983
ELECTRIC UTILITIES — 2.4%
Duke Energy Corp.	81,177	6,485,230
Hawaiian Electric Industries, Inc. (b)	40,932	1,476,008
Security Description	Shares	Value
NextEra Energy, Inc.	33,299	$ 7,997,421
		15,958,659
ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	51,828	4,631,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.2%
Amphenol Corp. Class A	58,026	5,559,471
Dolby Laboratories, Inc. Class A	36,716	2,418,483
		7,977,954
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.7%
Alexandria Real Estate Equities, Inc. REIT	49,576	8,043,706
Apartment Investment and Management Co. Class A REIT	81,376	3,062,993
AvalonBay Communities, Inc. REIT	41,236	6,376,735
Camden Property Trust REIT	50,690	4,623,942
Crown Castle International Corp. REIT	51,653	8,644,129
Douglas Emmett, Inc. REIT	91,999	2,820,689
EastGroup Properties, Inc. REIT	20,716	2,457,125
Equity Commonwealth REIT	52,325	1,684,865
Equity LifeStyle Properties, Inc. REIT	93,026	5,812,264
Equity Residential REIT	95,612	5,623,898
Essex Property Trust, Inc. REIT	31,509	7,220,917
Federal Realty Investment Trust REIT	39,656	3,379,088
Invitation Homes, Inc. REIT	301,634	8,303,984
Mid-America Apartment Communities, Inc. REIT	55,767	6,394,802
National Health Investors, Inc. REIT	38,680	2,348,650
PS Business Parks, Inc. REIT	10,979	1,453,620
Sun Communities, Inc. REIT	47,090	6,389,171
UDR, Inc. REIT	147,349	5,507,906
		90,148,484
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	12,852	3,896,855
Sysco Corp.	118,790	6,493,061
		10,389,916
GAS UTILITIES — 0.8%
Atmos Energy Corp.	49,676	4,946,736
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Danaher Corp.	35,206	6,225,477
Medtronic PLC	50,724	4,651,391
STERIS PLC	27,269	4,184,155
Stryker Corp.	30,007	5,406,961
		20,467,984
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Laboratory Corp. of America Holdings (a)	28,472	4,729,484
HOTELS, RESTAURANTS & LEISURE — 2.6%
McDonald's Corp.	39,991	7,377,140
Starbucks Corp.	63,999	4,709,686

See accompanying notes to financial statements.
78

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Yum! Brands, Inc.	61,559	$ 5,350,093
		17,436,919
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	48,684	5,821,146
INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	25,598	3,993,032
Honeywell International, Inc.	39,456	5,704,943
Roper Technologies, Inc.	11,556	4,486,733
		14,184,708
INSURANCE — 16.3%
Aflac, Inc.	245,728	8,853,580
Alleghany Corp.	7,127	3,486,101
American Financial Group, Inc.	47,294	3,001,277
Aon PLC Class A	49,287	9,492,676
Arch Capital Group, Ltd. (a)	224,218	6,423,846
Arthur J Gallagher & Co.	91,237	8,894,695
Brown & Brown, Inc.	107,798	4,393,847
Chubb, Ltd.	84,083	10,646,590
CNA Financial Corp.	150,082	4,825,136
Everest Re Group, Ltd.	21,267	4,385,255
Globe Life, Inc.	58,792	4,364,130
Loews Corp.	131,618	4,513,181
Markel Corp. (a)	7,979	7,365,973
Marsh & McLennan Cos., Inc.	102,969	11,055,782
Old Republic International Corp.	146,167	2,383,984
RenaissanceRe Holdings, Ltd.	22,311	3,815,850
Willis Towers Watson PLC	26,719	5,262,307
WR Berkley Corp.	77,304	4,428,746
		107,592,956
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	2,850	4,041,443
IT SERVICES — 9.6%
Accenture PLC Class A	24,936	5,354,258
Amdocs, Ltd.	70,903	4,316,575
Automatic Data Processing, Inc.	32,082	4,776,689
Black Knight, Inc. (a)	69,494	5,042,485
Broadridge Financial Solutions, Inc.	31,826	4,016,123
Fidelity National Information Services, Inc.	44,404	5,954,132
Fiserv, Inc. (a)	54,959	5,365,097
Genpact, Ltd.	105,588	3,856,074
GoDaddy, Inc. Class A (a)	74,786	5,484,057
Jack Henry & Associates, Inc.	26,062	4,796,190
Paychex, Inc.	71,373	5,406,505
Visa, Inc. Class A	45,053	8,702,888
		63,071,073
MACHINERY — 3.0%
Fortive Corp.	61,841	4,184,162
Graco, Inc.	77,361	3,712,554
IDEX Corp.	25,920	4,096,397
Illinois Tool Works, Inc.	23,880	4,175,418
Toro Co.	55,043	3,651,553
		19,820,084
Security Description	Shares	Value
MEDIA — 1.8%
Cable One, Inc.	2,357	$ 4,183,322
Comcast Corp. Class A	89,054	3,471,325
Omnicom Group, Inc.	71,599	3,909,305
		11,563,952
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.5%
AGNC Investment Corp. REIT	337,981	4,359,955
Annaly Capital Management, Inc. REIT	833,588	5,468,337
Blackstone Mortgage Trust, Inc. Class A REIT (b)	92,358	2,224,904
Chimera Investment Corp. REIT	131,277	1,261,572
Starwood Property Trust, Inc. REIT	187,873	2,810,580
		16,125,348
MULTI-UTILITIES — 2.6%
Ameren Corp.	98,232	6,911,604
Dominion Energy, Inc.	93,312	7,575,068
MDU Resources Group, Inc.	117,995	2,617,129
		17,103,801
OIL, GAS & CONSUMABLE FUELS — 1.2%
Chevron Corp.	42,068	3,753,727
Exxon Mobil Corp.	87,419	3,909,378
		7,663,105
PHARMACEUTICALS — 3.4%
Eli Lilly & Co.	24,368	4,000,738
Johnson & Johnson	41,768	5,873,834
Merck & Co., Inc.	51,898	4,013,272
Pfizer, Inc.	131,845	4,311,332
Zoetis, Inc.	31,712	4,345,812
		22,544,988
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	36,124	6,148,305
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Texas Instruments, Inc.	31,182	3,959,179
SOFTWARE — 5.2%
Adobe, Inc. (a)	11,535	5,021,301
Check Point Software Technologies, Ltd. (a)	38,014	4,083,844
Citrix Systems, Inc.	25,565	3,781,319
Intuit, Inc.	15,125	4,479,874
J2 Global, Inc. (a) (b)	23,524	1,486,952
Microsoft Corp.	22,746	4,629,038
Oracle Corp.	88,084	4,868,403
Synopsys, Inc. (a)	28,835	5,622,825
		33,973,556
SPECIALTY RETAIL — 3.9%
AutoZone, Inc. (a)	3,528	3,980,007
Home Depot, Inc.	25,763	6,453,889
O'Reilly Automotive, Inc. (a)	11,456	4,830,652
Ross Stores, Inc.	50,452	4,300,529

See accompanying notes to financial statements.
79

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TJX Cos., Inc.	122,409	$ 6,188,999
		25,754,076
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Watsco, Inc.	16,100	2,860,970
TOTAL COMMON STOCKS (Cost $686,843,143)		656,983,788
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	608,425	608,669
State Street Navigator Securities Lending Portfolio II (e) (f)	2,070,090	2,070,090
TOTAL SHORT-TERM INVESTMENTS (Cost $2,678,619)		2,678,759
TOTAL INVESTMENTS — 100.1% (Cost $689,521,762)		659,662,547
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(698,199)
NET ASSETS — 100.0%		$ 658,964,348

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$656,983,788	$—	$—	$656,983,788
Short-Term Investments	2,678,759	—	—	2,678,759
TOTAL INVESTMENTS	$659,662,547	$—	$—	$659,662,547
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$29,176,812	$28,568,994	$711	$140	608,425	$ 608,669	$23,147
State Street Institutional U.S. Government Money Market Fund, Class G Shares	819,961	819,961	1,505,576	2,325,537	—	—	—	—	4,709
State Street Navigator Securities Lending Portfolio II	—	—	47,712,762	45,642,672	—	—	2,070,090	2,070,090	7,847
State Street Navigator Securities Lending Portfolio III	—	—	16,284,967	16,284,967	—	—	—	—	2,638
Total		$819,961	$94,680,117	$92,822,170	$711	$140		$2,678,759	$38,341
See accompanying notes to financial statements.
80

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.6%
Kaman Corp.	17,954	$ 746,887
National Presto Industries, Inc.	8,734	763,264
		1,510,151
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	9,833	489,880
AUTO COMPONENTS — 0.9%
Cooper Tire & Rubber Co.	17,122	472,738
Dorman Products, Inc. (a)	6,523	437,498
Gentherm, Inc. (a)	9,870	383,943
LCI Industries	4,110	472,568
Standard Motor Products, Inc.	10,604	436,885
		2,203,632
BANKS — 14.6%
1st Constitution Bancorp	31,941	396,068
1st Source Corp.	23,479	835,383
Arrow Financial Corp.	28,596	850,159
Bank of Commerce Holdings	52,131	395,153
Bank of Hawaii Corp.	12,578	772,415
Bank of Marin Bancorp	25,524	850,715
BankFinancial Corp.	42,495	356,958
Banner Corp.	19,265	732,070
Baycom Corp. (a)	39,782	513,586
BCB Bancorp, Inc.	42,625	395,560
Brookline Bancorp, Inc.	73,948	745,396
Central Pacific Financial Corp.	45,623	731,337
City Holding Co.	11,574	754,278
Community Bank System, Inc.	12,278	700,092
Community Bankers Trust Corp.	76,559	421,075
Community Trust Bancorp, Inc.	23,896	782,833
Financial Institutions, Inc.	42,310	787,389
First Bancshares, Inc.	37,004	832,590
First Bank (b)	51,967	338,825
First Busey Corp.	40,111	748,070
First Financial Corp.	20,699	762,551
First Interstate BancSystem, Inc. Class A	24,042	744,340
First Mid-Illinois Bancshares, Inc.	32,560	854,049
Fulton Financial Corp.	53,270	560,933
Guaranty Bancshares, Inc.	20,056	518,849
HarborOne Bancorp, Inc. (a)	102,638	876,529
HomeTrust Bancshares, Inc.	52,982	847,712
Howard Bancorp, Inc. (a)	40,147	426,361
Independent Bank Corp.	67,091	996,301
Investar Holding Corp.	40,669	589,700
Investors Bancorp, Inc.	122,729	1,043,196
LCNB Corp. (b)	28,093	448,364
Macatawa Bank Corp.	78,664	615,152
NBT Bancorp, Inc.	23,880	734,549
Nicolet Bankshares, Inc. (a)	17,563	962,452
Old National Bancorp	46,807	644,064
Orrstown Financial Services, Inc.	33,210	489,848
Park National Corp.	9,304	654,816
Security Description	Shares	Value
PCB Bancorp	33,384	$ 343,855
Peoples Bancorp, Inc.	31,195	663,830
QCR Holdings, Inc.	24,870	775,447
Reliant Bancorp, Inc.	47,011	765,809
Republic Bancorp, Inc. Class A	21,506	703,461
Sandy Spring Bancorp, Inc.	32,465	804,483
SB One Bancorp	27,310	538,007
Select Bancorp, Inc. (a)	46,899	381,758
Shore Bancshares, Inc.	30,656	339,975
Southern National Bancorp of Virginia, Inc.	67,028	649,501
Southside Bancshares, Inc.	24,269	672,737
Stock Yards Bancorp, Inc.	23,827	957,845
Tompkins Financial Corp.	9,330	604,304
TriCo Bancshares	27,610	840,724
Washington Trust Bancorp, Inc.	19,148	627,097
West Bancorporation, Inc.	39,592	692,464
		36,071,015
BIOTECHNOLOGY — 0.8%
Alkermes PLC (a)	10,710	207,827
Anika Therapeutics, Inc. (a)	6,278	236,869
BioSpecifics Technologies Corp. (a)	3,925	240,524
Emergent BioSolutions, Inc. (a)	3,307	261,518
Ironwood Pharmaceuticals, Inc. (a) (b)	17,432	179,898
Ligand Pharmaceuticals, Inc. (a) (b)	1,975	220,904
Myriad Genetics, Inc. (a)	12,422	140,865
PDL BioPharma, Inc. (a)	58,414	169,985
Sinovac Biotech, Ltd. (a)	30,008	194,152
Vanda Pharmaceuticals, Inc. (a)	17,110	195,738
		2,048,280
BUILDING PRODUCTS — 0.4%
AAON, Inc.	9,573	519,718
CSW Industrials, Inc.	6,834	472,298
		992,016
CAPITAL MARKETS — 0.4%
Diamond Hill Investment Group, Inc.	8,751	994,726
CHEMICALS — 1.6%
Balchem Corp.	5,143	487,865
Cabot Corp.	11,345	420,332
Chase Corp.	5,262	539,355
HB Fuller Co.	15,458	689,427
Innospec, Inc.	4,666	360,449
Quaker Chemical Corp. (b)	2,446	454,100
Sensient Technologies Corp.	14,413	751,782
Stepan Co.	3,564	346,064
		4,049,374
COMMERCIAL SERVICES & SUPPLIES — 3.5%
ABM Industries, Inc.	26,728	970,227
Advanced Disposal Services, Inc. (a)	32,093	968,246
Brady Corp. Class A	11,093	519,374
Casella Waste Systems, Inc. Class A (a)	7,950	414,354

See accompanying notes to financial statements.
81

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Covanta Holding Corp.	37,774	$ 362,253
Deluxe Corp.	14,167	333,491
Ennis, Inc.	38,195	692,857
Healthcare Services Group, Inc.	21,067	515,299
KAR Auction Services, Inc.	36,955	508,501
Kimball International, Inc. Class B	29,818	344,696
Matthews International Corp. Class A	15,272	291,695
McGrath RentCorp	7,629	412,042
SP Plus Corp. (a)	20,892	432,673
UniFirst Corp.	5,315	951,119
US Ecology, Inc.	16,380	554,954
Viad Corp.	25,925	493,094
		8,764,875
COMMUNICATIONS EQUIPMENT — 1.2%
EchoStar Corp. Class A (a)	15,501	433,408
InterDigital, Inc.	10,130	573,662
Ituran Location and Control, Ltd.	44,262	709,077
NetScout Systems, Inc. (a)	13,355	341,354
Radware, Ltd. (a)	26,105	615,817
Viavi Solutions, Inc. (a)	30,380	387,041
		3,060,359
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (a)	8,590	238,630
Valmont Industries, Inc.	4,365	495,952
		734,582
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,900	484,518
CONTAINERS & PACKAGING — 0.7%
Silgan Holdings, Inc.	37,693	1,220,876
UFP Technologies, Inc. (a)	13,565	597,674
		1,818,550
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	11,597	250,379
DIVERSIFIED CONSUMER SERVICES — 0.7%
Carriage Services, Inc.	24,624	446,187
Graham Holdings Co. Class B	2,590	887,515
Laureate Education, Inc. Class A (a)	33,657	335,392
		1,669,094
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp. (b)	38,537	761,491
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	7,271	440,404
ORBCOMM, Inc. (a)	219,027	843,254
		1,283,658
ELECTRIC UTILITIES — 1.1%
El Paso Electric Co.	14,804	991,868
MGE Energy, Inc.	14,499	935,331
Otter Tail Corp.	22,371	867,771
		2,794,970
Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	5,950	$ 519,554
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.4%
Avnet, Inc.	17,750	494,959
Badger Meter, Inc.	9,386	590,567
Benchmark Electronics, Inc.	19,682	425,131
CTS Corp.	16,241	325,470
ePlus, Inc. (a)	6,151	434,753
Plexus Corp. (a)	10,098	712,515
ScanSource, Inc. (a)	20,940	504,444
		3,487,839
ENERGY EQUIPMENT & SERVICES — 0.5%
Core Laboratories NV	23,664	480,853
Dril-Quip, Inc. (a) (b)	5,236	155,980
Oceaneering International, Inc. (a)	64,211	410,308
Patterson-UTI Energy, Inc.	56,880	197,374
		1,244,515
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc.	61,832	714,160
Manchester United PLC Class A (b)	32,245	510,438
Marcus Corp.	52,371	694,963
Reading International, Inc. Class A (a)	78,947	335,525
		2,255,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.1%
Acadia Realty Trust REIT	50,742	658,631
Agree Realty Corp. REIT (b)	15,557	1,022,251
American Assets Trust, Inc. REIT	47,219	1,314,577
Apple Hospitality REIT, Inc.	179,266	1,731,710
Armada Hoffler Properties, Inc. REIT	132,305	1,316,435
Brandywine Realty Trust REIT	76,942	837,898
City Office REIT, Inc.	96,847	974,281
Columbia Property Trust, Inc. REIT	91,280	1,199,419
Community Healthcare Trust, Inc. REIT	26,710	1,092,439
Easterly Government Properties, Inc. REIT	56,126	1,297,633
Empire State Realty Trust, Inc. Class A REIT	112,995	790,965
Four Corners Property Trust, Inc. REIT	48,757	1,189,671
Getty Realty Corp. REIT	54,396	1,614,473
Gladstone Commercial Corp. REIT	72,012	1,350,225
Independence Realty Trust, Inc. REIT	68,381	785,698
Lexington Realty Trust REIT	81,146	856,090
LTC Properties, Inc. REIT	30,598	1,152,627
Monmouth Real Estate Investment Corp. REIT	80,878	1,171,922
National Storage Affiliates Trust REIT	36,302	1,040,415
One Liberty Properties, Inc. REIT	57,210	1,008,040
Paramount Group, Inc. REIT	128,241	988,738
Piedmont Office Realty Trust, Inc. Class A REIT	73,202	1,215,885
Rayonier, Inc. REIT	39,134	970,132

See accompanying notes to financial statements.
82

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	89,589	$ 1,015,043
Retail Properties of America, Inc. Class A REIT	165,752	1,213,305
RPT Realty REIT	86,477	601,880
UMH Properties, Inc. REIT	66,128	855,035
Washington Real Estate Investment Trust	30,175	669,885
		29,935,303
FOOD & STAPLES RETAILING — 0.7%
PriceSmart, Inc.	7,905	476,909
Village Super Market, Inc. Class A	17,573	487,124
Weis Markets, Inc.	12,462	624,595
		1,588,628
FOOD PRODUCTS — 1.4%
Alico, Inc.	13,540	421,906
Cal-Maine Foods, Inc. (a)	8,882	395,071
Farmer Brothers Co. (a)	45,843	336,488
Hostess Brands, Inc. (a)	35,039	428,176
J&J Snack Foods Corp.	7,729	982,588
Landec Corp. (a)	39,904	317,636
Simply Good Foods Co. (a)	23,784	441,907
		3,323,772
GAS UTILITIES — 0.6%
Chesapeake Utilities Corp.	8,690	729,960
Northwest Natural Holding Co.	13,166	734,531
		1,464,491
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	43,999	447,470
AtriCure, Inc. (a)	8,678	390,076
Atrion Corp.	640	407,686
Avanos Medical, Inc. (a)	6,637	195,061
Cantel Medical Corp.	10,204	451,323
CONMED Corp.	8,142	586,143
CryoLife, Inc. (a)	14,215	272,502
Cutera, Inc. (a)	10,454	127,225
Heska Corp. (a) (b)	2,311	215,316
iRhythm Technologies, Inc. (a)	2,357	273,153
LeMaitre Vascular, Inc.	7,876	207,926
LivaNova PLC (a)	6,870	330,653
Meridian Bioscience, Inc. (a)	36,550	851,250
Merit Medical Systems, Inc. (a)	5,274	240,758
Natus Medical, Inc. (a)	11,039	240,871
Neogen Corp. (a)	5,280	409,728
NuVasive, Inc. (a)	7,094	394,852
OraSure Technologies, Inc. (a)	23,404	272,189
Orthofix Medical, Inc. (a)	15,071	482,272
Oxford Immunotec Global PLC (a)	18,425	239,525
Quidel Corp. (a)	2,138	478,356
SeaSpine Holdings Corp. (a)	21,320	223,220
Surmodics, Inc. (a)	6,866	296,886
Varex Imaging Corp. (a)	11,080	167,862
		8,202,303
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	13,012	$ 326,861
Addus HomeCare Corp. (a)	3,671	339,788
BioTelemetry, Inc. (a) (b)	4,310	194,769
Brookdale Senior Living, Inc. (a)	97,022	286,215
CorVel Corp. (a)	5,402	382,948
Ensign Group, Inc.	9,855	412,432
InfuSystem Holdings, Inc. (a)	21,050	242,917
Magellan Health, Inc. (a)	5,448	397,595
MEDNAX, Inc. (a)	28,522	487,726
National HealthCare Corp.	16,095	1,021,067
National Research Corp.	5,760	335,289
Patterson Cos., Inc. (b)	16,576	364,672
Premier, Inc. Class A (a)	15,456	529,831
Providence Service Corp. (a)	6,870	542,112
RadNet, Inc. (a)	16,936	268,774
Select Medical Holdings Corp. (a)	17,716	260,957
US Physical Therapy, Inc.	6,596	534,408
		6,928,361
HEALTH CARE TECHNOLOGY — 0.7%
Allscripts Healthcare Solutions, Inc. (a)	53,222	360,313
HealthStream, Inc. (a)	18,844	417,018
HMS Holdings Corp. (a)	8,790	284,708
Omnicell, Inc. (a)	4,874	344,202
Vocera Communications, Inc. (a)	15,560	329,872
		1,736,113
HOTELS, RESTAURANTS & LEISURE — 4.5%
BJ's Restaurants, Inc.	28,730	601,606
Bloomin' Brands, Inc. (b)	61,902	659,875
Brinker International, Inc.	39,412	945,888
Century Casinos, Inc. (a)	161,315	669,457
Cheesecake Factory, Inc. (b)	34,539	791,634
Chuy's Holdings, Inc. (a)	22,330	332,270
Cracker Barrel Old Country Store, Inc.	8,222	911,902
Denny's Corp. (a)	68,177	688,588
Hyatt Hotels Corp. Class A (b)	12,407	623,948
Jack in the Box, Inc.	15,169	1,123,871
Lindblad Expeditions Holdings, Inc. (a)	95,459	736,944
Monarch Casino & Resort, Inc. (a)	27,208	927,249
Playa Hotels & Resorts NV (a)	174,352	631,154
Ruth's Hospitality Group, Inc.	82,818	675,795
Six Flags Entertainment Corp.	22,970	441,254
Wyndham Destinations, Inc.	15,994	450,711
		11,212,146
HOUSEHOLD DURABLES — 2.0%
Century Communities, Inc. (a)	22,134	678,629
Ethan Allen Interiors, Inc.	29,004	343,117
KB Home	23,980	735,706
MDC Holdings, Inc.	24,573	877,256
Meritage Homes Corp. (a)	10,626	808,851
Taylor Morrison Home Corp. (a)	41,493	800,400

See accompanying notes to financial statements.
83

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TRI Pointe Group, Inc. (a)	43,981	$ 646,081
		4,890,040
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co.	4,853	962,350
INSURANCE — 4.2%
American National Insurance Co.	13,810	995,287
AMERISAFE, Inc.	13,240	809,758
Argo Group International Holdings, Ltd.	23,655	823,904
Donegal Group, Inc. Class A	38,563	548,366
Enstar Group, Ltd. (a)	8,157	1,246,145
Horace Mann Educators Corp.	22,788	837,003
Protective Insurance Corp. Class B	25,667	386,802
Safety Insurance Group, Inc.	15,137	1,154,347
Selective Insurance Group, Inc.	14,833	782,292
Stewart Information Services Corp.	29,115	946,529
White Mountains Insurance Group, Ltd.	2,200	1,953,534
		10,483,967
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Qurate Retail, Inc. Class A (a)	66,042	627,399
IT SERVICES — 2.0%
Cass Information Systems, Inc.	13,762	537,131
CSG Systems International, Inc.	10,557	436,954
ExlService Holdings, Inc. (a)	12,021	762,131
ManTech International Corp. Class A	6,971	477,444
NIC, Inc.	20,573	472,356
Perficient, Inc. (a)	13,852	495,625
Sykes Enterprises, Inc. (a)	22,691	627,633
Verra Mobility Corp. (a)	107,748	1,107,649
		4,916,923
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co.	46,060	806,511
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	11,552	375,787
Medpace Holdings, Inc. (a)	2,020	187,900
NeoGenomics, Inc. (a)	7,240	224,295
		787,982
MACHINERY — 2.4%
Alamo Group, Inc.	3,991	409,636
Albany International Corp. Class A	9,535	559,800
Barnes Group, Inc.	9,610	380,172
Chart Industries, Inc. (a)	5,860	284,151
Douglas Dynamics, Inc.	11,309	397,172
ESCO Technologies, Inc.	6,410	541,837
Franklin Electric Co., Inc.	7,368	386,967
Hillenbrand, Inc.	22,862	618,874
Lindsay Corp.	7,327	675,623
Mueller Water Products, Inc. Class A	57,472	541,961
TriMas Corp. (a)	15,190	363,801
Security Description	Shares	Value
Watts Water Technologies, Inc. Class A	7,874	$ 637,794
		5,797,788
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	15,935	372,720
Gannett Co., Inc. (b)	114,422	157,902
John Wiley & Sons, Inc. Class A	15,960	622,440
Loral Space & Communications, Inc.	25,667	501,020
Meredith Corp. (b)	15,435	224,579
MSG Networks, Inc. Class A (a) (b)	25,924	257,944
Scholastic Corp.	22,007	658,890
TEGNA, Inc.	21,380	238,173
		3,033,668
METALS & MINING — 0.4%
Compass Minerals International, Inc.	7,802	380,348
Kaiser Aluminum Corp.	6,871	505,843
		886,191
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 10.7%
AG Mortgage Investment Trust, Inc. REIT (b)	140,247	447,388
Anworth Mortgage Asset Corp. REIT	457,122	777,107
Apollo Commercial Real Estate Finance, Inc. REIT	222,241	2,180,184
Ares Commercial Real Estate Corp. REIT (b)	174,622	1,592,553
ARMOUR Residential REIT, Inc.	94,477	887,139
Capstead Mortgage Corp. REIT	189,080	1,038,049
Cherry Hill Mortgage Investment Corp. REIT	68,794	620,522
Dynex Capital, Inc. REIT (b)	81,285	1,162,376
Ellington Financial, Inc. REIT (b)	233,108	2,746,012
Granite Point Mortgage Trust, Inc. REIT (b)	335,149	2,406,370
Great Ajax Corp. REIT (b)	65,680	604,256
Invesco Mortgage Capital, Inc. REIT (b)	148,904	556,901
KKR Real Estate Finance Trust, Inc. REIT	129,019	2,139,135
MFA Financial, Inc. REIT	415,357	1,034,239
New York Mortgage Trust, Inc. REIT	368,377	961,464
PennyMac Mortgage Investment Trust REIT	101,422	1,777,928
Ready Capital Corp. REIT	124,738	1,083,973
Redwood Trust, Inc. REIT	151,239	1,058,673
TPG RE Finance Trust, Inc. REIT	338,535	2,911,401
Western Asset Mortgage Capital Corp. REIT (b)	185,472	508,193
		26,493,863
MULTI-UTILITIES — 0.6%
Avista Corp.	15,560	566,229
Unitil Corp.	20,826	933,421
		1,499,650
OIL, GAS & CONSUMABLE FUELS — 1.7%
Arch Resources, Inc. (b)	8,690	246,883

See accompanying notes to financial statements.
84

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Cimarex Energy Co.	16,004	$ 439,950
EQT Corp.	20,214	240,547
Green Plains, Inc. (a)	30,876	315,398
Magnolia Oil & Gas Corp. Class A (a)	67,594	409,620
NextDecade Corp. (a)	74,573	161,078
Par Pacific Holdings, Inc. (a)	41,146	369,902
PBF Energy, Inc. Class A	19,300	197,632
PDC Energy, Inc. (a)	21,594	268,629
Permian Basin Royalty Trust (b)	85,612	282,519
REX American Resources Corp. (a)	5,348	370,991
Sabine Royalty Trust (b)	16,376	453,943
SFL Corp., Ltd.	58,110	539,842
		4,296,934
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	12,282	607,468
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	9,820	305,991
Inter Parfums, Inc.	8,214	395,504
		701,495
PHARMACEUTICALS — 0.5%
Amphastar Pharmaceuticals, Inc. (a)	13,674	307,118
Evofem Biosciences, Inc. (a)	6,770	19,159
Innoviva, Inc. (a)	17,110	239,198
Intersect ENT, Inc. (a)	14,614	197,873
Prestige Consumer Healthcare, Inc. (a) (b)	13,528	508,112
		1,271,460
PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (a)	29,491	706,899
Forrester Research, Inc. (a)	12,753	408,606
ICF International, Inc.	7,980	517,344
Kelly Services, Inc. Class A	34,491	545,475
Resources Connection, Inc.	34,131	408,548
		2,586,872
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CTO Realty Growth, Inc.	16,250	641,875
Kennedy-Wilson Holdings, Inc.	45,533	693,012
		1,334,887
ROAD & RAIL — 0.7%
Heartland Express, Inc.	31,658	659,119
Marten Transport, Ltd.	17,210	433,004
Werner Enterprises, Inc.	15,178	660,698
		1,752,821
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advanced Energy Industries, Inc. (a)	5,872	398,063
DSP Group, Inc. (a)	38,471	610,920
Kulicke & Soffa Industries, Inc.	13,094	272,748
Nova Measuring Instruments, Ltd. (a)	11,081	533,993
Power Integrations, Inc.	3,648	430,938
Security Description	Shares	Value
Rambus, Inc. (a)	32,475	$ 493,620
		2,740,282
SOFTWARE — 3.3%
8x8, Inc. (a)	22,397	358,352
ACI Worldwide, Inc. (a)	17,026	459,532
Agilysys, Inc. (a)	18,253	327,459
Allot, Ltd. (a) (b)	43,913	459,769
American Software, Inc. Class A	30,590	482,098
Blackbaud, Inc.	9,430	538,264
Bottomline Technologies DE, Inc. (a)	10,114	513,488
CommVault Systems, Inc. (a)	11,660	451,242
GTY Technology Holdings, Inc. (a) (b)	110,949	462,103
Magic Software Enterprises, Ltd.	69,153	781,429
MicroStrategy, Inc. Class A (a)	3,893	460,503
Model N, Inc. (a)	14,841	515,873
Progress Software Corp.	12,788	495,535
Sapiens International Corp. NV	20,474	572,863
SPS Commerce, Inc. (a)	7,036	528,544
Teradata Corp. (a)	15,364	319,571
Verint Systems, Inc. (a)	10,949	494,676
		8,221,301
SPECIALTY RETAIL — 0.9%
American Eagle Outfitters, Inc.	35,297	384,738
Asbury Automotive Group, Inc. (a)	6,502	502,800
Haverty Furniture Cos., Inc.	19,337	309,392
Monro, Inc. (b)	6,846	376,119
Murphy USA, Inc. (a)	2,997	337,432
Sally Beauty Holdings, Inc. (a)	28,057	351,554
		2,262,035
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	21,482	372,068
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Steven Madden, Ltd.	22,945	566,512
Superior Group of Cos., Inc.	22,870	306,458
Wolverine World Wide, Inc.	23,336	555,630
		1,428,600
THRIFTS & MORTGAGE FINANCE — 3.9%
Capitol Federal Financial, Inc.	108,330	1,192,713
ESSA Bancorp, Inc.	25,643	356,951
Home Bancorp, Inc.	24,790	663,132
Kearny Financial Corp.	123,566	1,010,770
Meridian Bancorp, Inc.	87,913	1,019,791
Northfield Bancorp, Inc.	76,995	886,982
Northwest Bancshares, Inc.	87,164	891,252
PCSB Financial Corp.	43,970	557,540
Provident Financial Services, Inc.	69,935	1,010,561
Washington Federal, Inc.	26,814	719,688
Waterstone Financial, Inc.	68,010	1,008,588
Western New England Bancorp, Inc.	67,056	388,254
		9,706,222

See accompanying notes to financial statements.
85

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
TOBACCO — 0.4%
Standard Diversified, Inc. Class A (a)	18,520	$ 238,908
Universal Corp.	7,596	322,906
Vector Group, Ltd.	40,659	409,030
		970,844
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Applied Industrial Technologies, Inc.	10,282	641,494
GATX Corp.	7,382	450,154
MRC Global, Inc. (a)	39,427	233,014
MSC Industrial Direct Co., Inc. Class A	7,310	532,241
NOW, Inc. (a)	34,300	296,009
Rush Enterprises, Inc. Class A	12,231	507,097
Transcat, Inc. (a)	18,564	480,065
		3,140,074
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	17,650	541,679
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	38,954	364,220
Telephone & Data Systems, Inc.	22,171	440,759
		804,979
TOTAL COMMON STOCKS (Cost $278,069,616)		245,806,014
LIMITED PARTNERSHIPS — 0.3%
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fortress Transportation & Infrastructure Investors LLC (cost $409,631)	51,492	668,881
TOTAL LIMITED PARTNERSHIPS (Cost $409,631)		668,881
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c) (d)	271,901	$ 272,010
State Street Navigator Securities Lending Portfolio II (e) (f)	5,030,689	5,030,689
TOTAL SHORT-TERM INVESTMENTS (Cost $5,302,699)		5,302,699
TOTAL INVESTMENTS — 101.7% (Cost $283,781,946)		251,777,594
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(4,200,320)
NET ASSETS — 100.0%		$ 247,577,274
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$245,611,862	$194,152	$—	$245,806,014
Limited Partnerships	668,881	—	—	668,881
Short-Term Investments	5,302,699	—	—	5,302,699
TOTAL INVESTMENTS	$251,583,442	$194,152	$—	$251,777,594
See accompanying notes to financial statements.
86

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$17,093,928	$16,822,792	$874	$—	271,901	$ 272,010	$ 4,715
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,161	440,161	896,980	1,337,141	—	—	—	—	1,131
State Street Navigator Securities Lending Portfolio II	—	—	38,738,938	33,708,249	—	—	5,030,689	5,030,689	61,643
State Street Navigator Securities Lending Portfolio III	1,651,979	1,651,979	8,273,991	9,925,970	—	—	—	—	7,732
Total		$2,092,140	$65,003,837	$61,794,152	$874	$—		$5,302,699	$75,221
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 355,883,531	$310,469,083	$473,796,170
Investments in affiliated issuers, at value	5,339,422	2,280,300	1,193,572
Total Investments	361,222,953	312,749,383	474,989,742
Net cash at broker	—	45,391	66,704
Cash	147,334	492,012	93,307
Receivable from broker — accumulated variation margin on futures contracts	—	11,102	18,033
Receivable for investments sold	865,515	105,092	11,174
Receivable for fund shares sold	—	1,623	—
Dividends receivable — unaffiliated issuers	818,598	322,884	723,389
Dividends receivable — affiliated issuers	278	6,163	200
Securities lending income receivable — unaffiliated issuers	3,576	5,448	269
Securities lending income receivable — affiliated issuers	6,913	1,827	4,184
TOTAL ASSETS	363,065,167	313,740,925	475,907,002
LIABILITIES
Payable upon return of securities loaned	1,835,959	1,282,619	874,965
Payable for investments purchased	4,338,131	597,104	105,630
Payable for fund shares repurchased	—	—	—
Advisory fee payable	61,878	52,352	81,966
Trustees’ fees and expenses payable	226	244	286
Cash received in advance	—	—	—
Accrued expenses and other liabilities	523	1,897	2,144
TOTAL LIABILITIES	6,236,717	1,934,216	1,064,991
NET ASSETS	$ 356,828,450	$311,806,709	$474,842,011
NET ASSETS CONSIST OF:
Paid-in Capital	$ 467,339,652	$391,180,381	$512,829,516
Total distributable earnings (loss)	(110,511,202)	(79,373,672)	(37,987,505)
NET ASSETS	$ 356,828,450	$311,806,709	$474,842,011
NET ASSET VALUE PER SHARE
Net asset value per share	$ 58.69	$ 68.38	$ 73.50
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,080,000	4,560,000	6,460,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 392,619,529	$296,086,721	$451,282,862
Investments in affiliated issuers	5,339,395	2,349,949	1,193,572
Total cost of investments	$ 397,958,924	$298,436,670	$452,476,434
* Includes investments in securities on loan, at value	$ 3,610,166	$ 4,041,100	$ 2,033,465
See accompanying notes to financial statements.
88

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$20,424,406	$66,969,430	$656,983,788	$246,474,895
192,981	135,082	2,678,759	5,302,699
20,617,387	67,104,512	659,662,547	251,777,594
—	—	—	—
18,270	22,040	—	2,068
—	—	—	—
—	—	—	—
—	2,854	—	74
19,258	41,435	1,437,984	876,467
270	271	430	199
8	55	1,779	1,679
367	—	—	31,733
20,655,560	67,171,167	661,102,740	252,689,814

152,346	56,790	2,070,090	5,030,689
—	—	—	56,609
—	—	745	—
1,944	6,835	67,188	25,104
10	26	369	138
18,270	22,040	—	—
—	—	—	—
172,570	85,691	2,138,392	5,112,540
$20,482,990	$67,085,476	$658,964,348	$247,577,274

$23,742,197	$68,302,509	$741,779,867	$317,414,312
(3,259,207)	(1,217,033)	(82,815,519)	(69,837,038)
$20,482,990	$67,085,476	$658,964,348	$247,577,274

$ 97.54	$ 134.17	$ 102.17	$ 76.41
210,000	500,000	6,450,000	3,240,000

$22,905,091	$60,976,213	$686,843,143	$278,479,247
200,279	139,887	2,678,619	5,302,699
$23,105,370	$61,116,100	$689,521,762	$283,781,946
$ 261,164	$ 101,525	$ 4,698,032	$ 12,485,949
89

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 13,927,490	$ 6,876,764	$ 11,600,172
Dividend income — affiliated issuers	39,942	17,910	8,553
Unaffiliated securities lending income	9,269	28,649	7,781
Affiliated securities lending income	27,394	18,670	22,317
Foreign taxes withheld	(1,385)	(1,053)	(1,470)
TOTAL INVESTMENT INCOME (LOSS)	14,002,710	6,940,940	11,637,353
EXPENSES
Advisory fee	807,460	738,382	1,049,681
Trustees’ fees and expenses	5,891	5,251	7,548
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	813,351	743,633	1,057,229
NET INVESTMENT INCOME (LOSS)	$ 13,189,359	$ 6,197,307	$ 10,580,124
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(51,586,342)	(36,815,003)	(45,749,080)
Investments — affiliated issuers	(33,997)	(177)	(656)
In-kind redemptions — unaffiliated issuers	28,194,923	50,834,431	43,724,077
In-kind redemptions — affiliated issuers	109,538	7,008	—
Futures contracts	—	(14,547)	(77,245)
Net realized gain (loss)	(23,315,878)	14,011,712	(2,102,904)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(49,381,182)	(27,900,840)	(36,846,579)
Investments — affiliated issuers	239	(53,569)	—
Futures contracts	—	11,094	18,019
Net change in unrealized appreciation/depreciation	(49,380,943)	(27,943,315)	(36,828,560)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(72,696,821)	(13,931,603)	(38,931,464)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(59,507,462)	$ (7,734,296)	$(28,351,340)
See accompanying notes to financial statements.
90

SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$ 502,773	$ 967,737	$ 18,067,154	$ 7,238,072
1,500	1,413	27,856	5,846
514	702	14,205	21,035
1,758	443	10,485	69,375
(8)	(10)	—	(9,601)
506,537	970,285	18,119,700	7,324,727

23,558	66,947	1,004,754	328,189
286	785	11,814	3,773
18	31	176	158
23,862	67,763	1,016,744	332,120
$ 482,675	$ 902,522	$ 17,102,956	$ 6,992,607

(305,891)	(3,871,780)	(51,299,292)	(26,029,387)
(4,408)	(1,446)	711	874
(947,135)	3,587,697	32,745,609	5,236,284
(3,726)	(2,408)	—	—
—	—	—	—
(1,261,160)	(287,937)	(18,552,972)	(20,792,229)

(1,678,343)	1,843,166	(71,809,811)	(37,827,082)
6,801	(4,225)	140	—
—	—	—	—
(1,671,542)	1,838,941	(71,809,671)	(37,827,082)
(2,932,702)	1,551,004	(90,362,643)	(58,619,311)
$(2,450,027)	$ 2,453,526	$(73,259,687)	$(51,626,704)
91

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 13,189,359	$ 13,258,732	$ 6,197,307	$ 7,448,458
Net realized gain (loss)	(23,315,878)	25,586,585	14,011,712	7,007,988
Net change in unrealized appreciation/depreciation	(49,380,943)	(21,183,067)	(27,943,315)	(6,104,353)
Net increase (decrease) in net assets resulting from operations	(59,507,462)	17,662,250	(7,734,296)	8,352,093
Net equalization credits and charges	47,826	(131,296)	(406,262)	(122,214)
Distributions to shareholders	(14,437,962)	(13,861,913)	(6,200,424)	(7,805,210)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	131,471,094	187,030,800	114,366,138	115,679,597
Cost of shares redeemed	(127,247,274)	(169,260,215)	(224,431,088)	(281,990,931)
Net income equalization	(47,826)	131,296	406,262	122,214
Net increase (decrease) in net assets from beneficial interest transactions	4,175,994	17,901,881	(109,658,688)	(166,189,120)
Net increase (decrease) in net assets during the period	(69,721,604)	21,570,922	(123,999,670)	(165,764,451)
Net assets at beginning of period	426,550,054	404,979,132	435,806,379	601,570,830
NET ASSETS AT END OF PERIOD	$ 356,828,450	$ 426,550,054	$ 311,806,709	$ 435,806,379
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,200,000	2,700,000	1,560,000	1,660,000
Shares redeemed	(2,160,000)	(2,410,000)	(2,970,000)	(3,940,000)
Net increase (decrease) from share transactions	40,000	290,000	(1,410,000)	(2,280,000)
See accompanying notes to financial statements.
92

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 1500 Value Tilt ETF		SPDR S&P 1500 Momentum Tilt ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 10,580,124	$ 9,124,611	$ 482,675	$ 541,596	$ 902,522	$ 632,639
(2,102,904)	42,445,745	(1,261,160)	601,782	(287,937)	324,024
(36,828,560)	7,640,277	(1,671,542)	(417,390)	1,838,941	2,328,241
(28,351,340)	59,210,633	(2,450,027)	725,988	2,453,526	3,284,904
41,219	(60,844)	(1,202)	(11,824)	(20,569)	48,571
(12,253,684)	(9,571,909)	(488,967)	(558,185)	(900,718)	(685,819)

176,705,263	175,844,482	9,651,681	15,821,797	48,556,294	36,732,110
(186,365,436)	(156,073,729)	(4,935,962)	(12,514,688)	(34,203,169)	(17,889,150)
(41,219)	60,844	1,202	11,824	20,569	(48,571)
(9,701,392)	19,831,597	4,716,921	3,318,933	14,373,694	18,794,389
(50,265,197)	69,409,477	1,776,725	3,474,912	15,905,933	21,442,045
525,107,208	455,697,731	18,706,265	15,231,353	51,179,543	29,737,498
$ 474,842,011	$ 525,107,208	$20,482,990	$ 18,706,265	$ 67,085,476	$ 51,179,543

2,390,000	2,250,000	90,000	150,000	375,000	300,000
(2,480,000)	(1,950,000)	(60,000)	(120,000)	(275,000)	(150,000)
(90,000)	300,000	30,000	30,000	100,000	150,000
93

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR SSGA US Large Cap Low Volatility Index ETF		SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 17,102,956	$ 5,030,742	$ 6,992,607	$ 5,432,806
Net realized gain (loss)	(18,552,972)	22,820,077	(20,792,229)	6,384,072
Net change in unrealized appreciation/depreciation	(71,809,671)	32,184,844	(37,827,082)	(6,689,060)
Net increase (decrease) in net assets resulting from operations	(73,259,687)	60,035,663	(51,626,704)	5,127,818
Net equalization credits and charges	95,290	914,623	215,375	(25,275)
Distributions to shareholders	(17,517,934)	(5,400,389)	(7,860,770)	(6,092,139)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	673,851,402	551,982,616	129,749,336	100,120,769
Cost of shares redeemed	(492,701,569)	(141,679,159)	(53,269,989)	(68,309,739)
Net income equalization	(95,290)	(914,623)	(215,375)	25,275
Net increase (decrease) in net assets from beneficial interest transactions	181,054,543	409,388,834	76,263,972	31,836,305
Net increase (decrease) in net assets during the period	90,372,212	464,938,731	16,991,873	30,846,709
Net assets at beginning of period	568,592,136	103,653,405	230,585,401	199,738,692
NET ASSETS AT END OF PERIOD	$ 658,964,348	$ 568,592,136	$247,577,274	$230,585,401
SHARES OF BENEFICIAL INTEREST:
Shares sold	6,050,000	5,550,000	1,490,000	1,110,000
Shares redeemed	(4,880,000)	(1,420,000)	(720,000)	(740,000)
Net increase (decrease) from share transactions	1,170,000	4,130,000	770,000	370,000
See accompanying notes to financial statements.
94

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 70.62	$ 70.43	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.16	2.23	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	(11.73)	0.32	6.14	8.30	3.48
Total from investment operations	(9.57)	2.55	8.35	10.38	4.69
Net equalization credits and charges (a)	0.01	(0.02)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(2.37)	(2.34)	(2.36)	(2.15)	(1.13)
Net realized gains	—	—	(5.26)	(2.10)	—
Total distributions	(2.37)	(2.34)	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 58.69	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Total return (d)	(13.74)%	3.79%	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$356,828	$426,550	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	3.27%	3.22%	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	34%	42%	36%	42%	44%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
95

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 73.00	$ 72.92	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	1.08	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	(4.46)	0.17	8.38	7.80	1.19
Total from investment operations	(3.26)	1.25	9.54	8.91	1.84
Net equalization credits and charges (a)	(0.08)	(0.02)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.28)	(1.15)	(1.19)	(1.15)	(0.61)
Net realized gains	—	—	(4.44)	—	—
Total distributions	(1.28)	(1.15)	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 68.38	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Total return (d)	(4.59)%	1.78%	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$311,807	$435,806	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.68%	1.51%	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	42%	40%	112%	101%	55%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
96

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 80.17	$ 72.91	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.58	1.45	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	(6.42)	7.34	6.31	7.69	3.73
Total from investment operations	(4.84)	8.79	7.67	8.95	4.52
Net equalization credits and charges (a)	0.01	(0.01)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.84)	(1.52)	(1.41)	(1.29)	(0.75)
Net realized gains	—	—	(3.66)	(1.13)	—
Total distributions	(1.84)	(1.52)	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 73.50	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Total return (d)	(6.10)%	12.23%	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$474,842	$525,107	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.02%	1.93%	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	28%	33%	31%	37%	68%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
97

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$103.92	$101.54	$ 92.28	$78.89	$83.36
Income (loss) from investment operations:
Net investment income (loss) (a)	2.53	2.41	2.11	1.89	1.88
Net realized and unrealized gain (loss) (b)	(6.33)	2.54	9.18	13.40	(1.28)
Total from investment operations	(3.80)	4.95	11.29	15.29	0.60
Net equalization credits and charges (a)	(0.01)	(0.05)	0.08	(0.01)	(0.05)
Distributions to shareholders from:
Net investment income	(2.57)	(2.52)	(2.11)	(1.89)	(1.92)
Net realized gains	—	—	—	—	(3.10)
Total distributions	(2.57)	(2.52)	(2.11)	(1.89)	(5.02)
Net asset value, end of period	$ 97.54	$103.92	$101.54	$92.28	$78.89
Total return (c)	(3.68)%	4.93%	12.38%	19.51%	0.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,483	$18,706	$15,231	$9,228	$3,944
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.13%	0.12%	0.13%
Net investment income (loss)	2.46%	2.37%	2.11%	2.14%	2.37%
Portfolio turnover rate (d)	16%	13%	14%	18%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
98

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$127.95	$118.95	$101.56	$ 90.70	$ 88.05
Income (loss) from investment operations:
Net investment income (loss) (a)	2.11	1.93	1.68	1.85	1.58
Net realized and unrealized gain (loss) (b)	6.32	8.87	17.44	10.81	2.72
Total from investment operations	8.43	10.80	19.12	12.66	4.30
Net equalization credits and charges (a)	(0.05)	0.15	(0.01)	0.10	(0.04)
Distributions to shareholders from:
Net investment income	(2.16)	(1.95)	(1.72)	(1.90)	(1.61)
Total distributions	(2.16)	(1.95)	(1.72)	(1.90)	(1.61)
Net asset value, end of period	$134.17	$127.95	$118.95	$101.56	$ 90.70
Total return (c)	6.64%	9.31%	18.91%	14.20%	4.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,085	$51,180	$29,737	$20,311	$18,139
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	1.62%	1.60%	1.48%	1.95%	1.82%
Portfolio turnover rate (d)	65%	58%	55%	75%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
99

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 107.69	$ 90.13	$ 86.29	$ 79.85	$ 72.41
Income (loss) from investment operations:
Net investment income (loss) (a)	2.20	2.17	1.83	1.75	1.97
Net realized and unrealized gain (loss) (b)	(5.49)	16.96	6.01	6.61	7.50
Total from investment operations	(3.29)	19.13	7.84	8.36	9.47
Net equalization credits and charges (a)	0.01	0.40	0.02	(0.02)	0.26
Distributions to shareholders from:
Net investment income	(2.24)	(1.97)	(1.85)	(1.82)	(1.94)
Net realized gains	—	—	(2.17)	(0.08)	(0.35)
Total distributions	(2.24)	(1.97)	(4.02)	(1.90)	(2.29)
Net asset value, end of period	$ 102.17	$ 107.69	$ 90.13	$ 86.29	$ 79.85
Total return (c)	(3.05)%	21.94%	9.16%	10.59%	13.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$658,964	$568,592	$103,653	$77,661	$67,869
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.04%	2.19%	2.04%	2.14%	2.64%
Portfolio turnover rate (d)	25%	32%	20%	108%	68%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
100

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 93.35	$ 95.11	$ 92.05	$ 77.70	$ 77.00
Income (loss) from investment operations:
Net investment income (loss) (a)	2.24	2.48	2.35	1.94	2.23
Net realized and unrealized gain (loss) (b)	(16.77)	(1.46)	8.23	14.83	0.49
Total from investment operations	(14.53)	1.02	10.58	16.77	2.72
Net equalization credits and charges (a)	0.07	(0.01)	(0.09)	0.33	0.23
Distributions to shareholders from:
Net investment income	(2.48)	(2.77)	(2.48)	(2.45)	(2.15)
Net realized gains	—	—	(4.95)	(0.30)	(0.10)
Total distributions	(2.48)	(2.77)	(7.43)	(2.75)	(2.25)
Net asset value, end of period	$ 76.41	$ 93.35	$ 95.11	$ 92.05	$ 77.70
Total return (c)	(15.68)%	1.24%	11.80%	22.11%	4.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$247,577	$230,585	$199,739	$211,717	$66,045
Ratios to average net assets:
Total expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Net investment income (loss)	2.56%	2.68%	2.54%	2.17%	2.97%
Portfolio turnover rate (d)	32%	34%	41%	158%	62%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
101

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
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June 30, 2020

•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
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June 30, 2020

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

For the period ended June 30, 2020, the following Funds entered into futures contracts for the strategies listed below:
Fund	Strategies
SPDR Russell 1000 Momentum Focus ETF	Equitization of cash
SPDR Russell 1000 Low Volatility Focus ETF	Equitization of cash
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2020, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	$—	$—	$—	$11,102	$—	$11,102
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	18,033	—	18,033
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	$—	$—	$—	$(14,547)	$—	$(14,547)
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	(77,245)	—	(77,245)
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Russell 1000 Momentum Focus ETF
Futures Contracts	$—	$—	$—	$11,094	$—	$11,094
SPDR Russell 1000 Low Volatility Focus ETF
Futures Contracts	—	—	—	18,019	—	18,019
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June 30, 2020

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended..
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$144,862,807	$137,333,154
SPDR Russell 1000 Momentum Focus ETF	157,134,425	155,771,590
SPDR Russell 1000 Low Volatility Focus ETF	145,091,018	145,961,616
SPDR S&P 1500 Value Tilt ETF	3,120,658	3,038,066
SPDR S&P 1500 Momentum Tilt ETF	36,288,931	35,930,119
SPDR SSGA US Large Cap Low Volatility Index ETF	214,451,721	206,711,687
SPDR SSGA US Small Cap Low Volatility Index ETF	92,611,063	87,549,757
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$124,457,412	$128,772,451	$28,304,461
SPDR Russell 1000 Momentum Focus ETF	114,449,465	224,729,390	50,841,439
SPDR Russell 1000 Low Volatility Focus ETF	176,376,390	186,841,923	43,724,077
SPDR S&P 1500 Value Tilt ETF	9,623,715	4,894,319	(950,861)
SPDR S&P 1500 Momentum Tilt ETF	48,571,235	34,222,937	3,585,289
SPDR SSGA US Large Cap Low Volatility Index ETF	613,148,316	439,515,792	32,745,609
SPDR SSGA US Small Cap Low Volatility Index ETF	121,915,657	50,012,418	5,236,284
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
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June 30, 2020

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, corpoarate actions, return of capital basis adjustments, in-kind transactions, distributions in excess of current earnings, wash sale loss deferrals and partnership basis adjustments.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$14,437,962	$—	$14,437,962
SPDR Russell 1000 Momentum Focus ETF	6,200,424	—	6,200,424
SPDR Russell 1000 Low Volatility Focus ETF	12,253,684	—	12,253,684
SPDR S&P 1500 Value Tilt ETF	488,967	—	488,967
SPDR S&P 1500 Momentum Tilt ETF	900,718	—	900,718
SPDR SSGA US Large Cap Low Volatility Index ETF	17,517,934	—	17,517,934
SPDR SSGA US Small Cap Low Volatility Index ETF	7,860,770	—	7,860,770
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Russell 1000 Yield Focus ETF	$ 13,861,913	$ —	$ 13,861,913
SPDR Russell 1000 Momentum Focus ETF	7,805,210	—	7,805,210
SPDR Russell 1000 Low Volatility Focus ETF	9,571,909	—	9,571,909
SPDR S&P 1500 Value Tilt ETF	558,185	—	558,185
SPDR S&P 1500 Momentum Tilt ETF	685,819	—	685,819
SPDR SSGA US Large Cap Low Volatility Index ETF	5,400,389	—	5,400,389
SPDR SSGA US Small Cap Low Volatility Index ETF	6,092,139	—	6,092,139
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Russell 1000 Yield Focus ETF	$—	$(72,330,415)	$—	$(38,180,787)	$—	$(110,511,202)
SPDR Russell 1000 Momentum Focus ETF	—	(93,261,007)	—	13,887,335	—	(79,373,672)
SPDR Russell 1000 Low Volatility Focus ETF	—	(60,213,126)	—	22,225,621	—	(37,987,505)
SPDR S&P 1500 Value Tilt ETF	—	(752,981)	—	(2,506,226)	—	(3,259,207)
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR S&P 1500 Momentum Tilt ETF	$11,212	$ (7,195,910)	$—	$ 5,967,665	$—	$ (1,217,033)
SPDR SSGA US Large Cap Low Volatility Index ETF	—	(52,773,990)	—	(30,041,529)	—	(82,815,519)
SPDR SSGA US Small Cap Low Volatility Index ETF	—	(37,651,263)	—	(32,185,775)	—	(69,837,038)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Russell 1000 Yield Focus ETF	$26,930,835	$45,399,580
SPDR Russell 1000 Momentum Focus ETF	57,374,004	35,887,003
SPDR Russell 1000 Low Volatility Focus ETF	26,327,062	33,886,064
SPDR S&P 1500 Value Tilt ETF	262,246	490,735
SPDR S&P 1500 Momentum Tilt ETF	6,786,933	408,977
SPDR SSGA US Large Cap Low Volatility Index ETF	47,601,877	5,172,113
SPDR SSGA US Small Cap Low Volatility Index ETF	20,849,745	16,801,518
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$399,403,738	$10,421,568	$48,602,353	$(38,180,785)
SPDR Russell 1000 Momentum Focus ETF	298,873,142	29,549,145	15,661,810	13,887,335
SPDR Russell 1000 Low Volatility Focus ETF	452,782,140	45,039,433	22,813,812	22,225,621
SPDR S&P 1500 Value Tilt ETF	23,123,613	1,292,452	3,798,678	(2,506,226)
SPDR S&P 1500 Momentum Tilt ETF	61,136,847	7,273,172	1,305,507	5,967,665
SPDR SSGA US Large Cap Low Volatility Index ETF	689,704,076	38,043,915	68,085,444	(30,041,529)
SPDR SSGA US Small Cap Low Volatility Index ETF	283,963,369	18,054,703	50,240,478	(32,185,775)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 3,610,166	$ 1,835,959	$ 1,859,894	$ 3,695,853
SPDR Russell 1000 Momentum Focus ETF	4,041,100	1,282,619	2,827,898	4,110,517
SPDR Russell 1000 Low Volatility Focus ETF	2,033,465	874,965	1,191,592	2,066,557
SPDR S&P 1500 Value Tilt ETF	261,164	152,346	115,256	267,602
SPDR S&P 1500 Momentum Tilt ETF	101,525	56,790	47,266	104,056
SPDR SSGA US Large Cap Low Volatility Index ETF	4,698,032	2,070,090	2,874,657	4,944,747
SPDR SSGA US Small Cap Low Volatility Index ETF	12,485,949	5,030,689	7,818,365	12,849,054
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$1,835,959	$—	$—	$—	$1,835,959	$1,835,959
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	1,282,619	—	—	—	1,282,619	1,282,619
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	874,965	—	—	—	874,965	874,965
SPDR S&P 1500 Value Tilt ETF	Common Stocks	152,346	—	—	—	152,346	152,346
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	56,790	—	—	—	56,790	56,790
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	2,070,090	—	—	—	2,070,090	2,070,090
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	5,030,689	—	—	—	5,030,689	5,030,689
10.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Russell 1000 Yield Focus ETF, SPDR Russell 1000 Momentum Focus ETF, SPDR Russell 1000 Low Volatility Focus ETF, SPDR S&P 1500 Value Tilt ETF, SPDR S&P 1500 Momentum Tilt ETF, SPDR SSGA US Large Cap Low Volatility Index ETF and SPDR SSGA US Small Cap Low Volatility Index ETF (collectively referred to as the “Funds”) (seven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting SPDR® Series Trust) at June 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Russell 1000 Yield Focus ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the three years in the period ended June 30, 2020 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Momentum Focus ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the three years in the period ended June 30, 2020 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR Russell 1000 Low Volatility Focus ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the three years in the period ended June 30, 2020 and the period from December 3, 2015 (commencement of operations) through June 30, 2016
SPDR S&P 500 Buyback ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the four years in the period ended June 30, 2020 and the period from February 4, 2015 (commencement of operations) through June 30, 2015
SPDR S&P 1500 Value Tilt ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
SPDR S&P 1500 Momentum Tilt ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
112

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Individual fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR SSGA US Large Cap Low Volatility Index ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
SPDR SSGA US Small Cap Low Volatility Index ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
113

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$785.10	$0.89	$1,023.90	$1.01
SPDR Russell 1000 Momentum Focus ETF	0.20	882.90	0.94	1,023.90	1.01
SPDR Russell 1000 Low Volatility Focus ETF	0.20	861.30	0.93	1,023.90	1.01
SPDR S&P 1500 Value Tilt ETF	0.12	873.00	0.56	1,024.30	0.60
SPDR S&P 1500 Momentum Tilt ETF	0.12	981.60	0.59	1,024.30	0.60
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	903.80	0.57	1,024.30	0.60
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	774.30	0.53	1,024.30	0.60
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
114

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Business Income Deduction
Each Fund reports the maximum amount allowable of qualified REIT dividends eligible for the 20% qualified business income deduction under Section 199A.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
115

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the equity series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested, and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing equity exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
116

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar equity indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
117

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
118

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

119

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
120

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
121

[This Page Intentionally Left Blank]

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRFACTORAR

Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Convertible Liquid Bond Index (the "Index") is designed to represent the market of U.S. convertible securities, such as convertible bonds. Convertible bonds are bonds that can be exchanged, at the option of the holder, for a specific number of shares of the issuer's preferred stock ("Preferred Securities") or common stock. The index components are a subset of issues in the Barclays Convertible Composite Index.
The Bloomberg Barclays High Yield Very Liquid Index is designed to measure the performance of publicly issued U.S. dollar denominated high yield corporate bonds with above-average liquidity. High yield securities are generally rated below investment grade and are commonly referred to as "junk bonds."
The Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index is designed to measure the performance of short-term publicly issued U.S. dollar-denominated high yield corporate bonds. High yield securities are generally rated below investment-grade and are commonly referred to as “junk” bonds.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Convertible Securities ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Convertible Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks United States convertible securities markets. The Fund’s benchmark is the Bloomberg Barclays U.S. Convertible Liquid Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 17.45%, and the Index was 18.01%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and a strong risk rally following the initial onset of the pandemic were the primary drivers of Fund performance during the Reporting Period.
In Q1 2020, COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. The convertible fixed income sector was negatively impacted as investor risk-off sentiment made the convertible feature of the securities unattractive during the volatile period.
The Fund’s performance recovered substantially into Q2 2020 on the back of the fiscal and monetary policy support that caused markets to rally. The Federal Reserve implemented timely easy monetary policy in the form of rate cuts to zero percent, quantitative easing, and the establishment of lending and liquidity facilities. As equity markets rallied, Fund performance improved as the embedded convertible feature became more valuable in the strong risk-on environment.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Convertible Securities ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Convertible Liquid Bond Index
ONE YEAR	17.45%	17.85%	18.01%	17.45%	17.85%	18.01%
FIVE YEARS	63.48%	63.70%	66.95%	10.33%	10.36%	10.79%
TEN YEARS	172.70%	173.78%	188.52%	10.55%	10.60%	11.18%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Convertible Securities ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Tesla, Inc. 2.00% 5/15/2024	2.7%
Wells Fargo & Co. 7.50% 12/31/2049	2.1
Broadcom, Inc. 8.00% 9/30/2022	1.7
Tesla, Inc. 1.25% 3/1/2021	1.7
Bank of America Corp. 7.25% 12/31/2049	1.7
TOTAL	9.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	78.1%
Convertible Preferred Stocks	21.1
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Technology	28.2%
Communications	21.1
Consumer, Non-cyclical	16.7
Consumer, Cyclical	13.9
Financial	7.4
Utilities	6.4
Industrial	3.0
Energy	1.5
Basic Materials	1.0
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield corporate bond market. The Fund’s benchmark is the Bloomberg Barclays High Yield Very Liquid Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –1.78%, and the Index was –0.60%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally into Q2 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. The high yield sector was hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads to historical wides of 1,100bps.
The Fund’s performance recovered in Q2 2020 as high yield spreads retraced their wides on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including US High Yield, tighter, improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Bloomberg Barclays High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index	Net Asset Value	Market Value	Bloomberg Barclays High Yield Very Liquid Index
ONE YEAR	– 1.78%(1)	– 1.89%	– 0.60%	– 1.78%	– 1.89%	– 0.60%
FIVE YEARS	17.31%	17.18%	23.96%	3.24%	3.22%	4.39%
TEN YEARS	69.82%	70.57%	87.64%	5.44%	5.49%	6.50%

(1)	The total return on the financial highlights has been adjusted for the as of trades for the Fund for the period ended June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.6%
TransDigm, Inc. 6.25% 3/15/2026	0.5
Centene Corp. 4.63% 12/15/2029	0.4
Carnival Corp. 11.50% 4/1/2023	0.4
Altice Financing SA 7.50% 5/15/2026	0.3
TOTAL	2.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	98.8%
Common Stocks	0.0 *
Short-Term Investments	12.4
Liabilities in Excess of Other Assets	(11.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Consumer, Non-cyclical	19.9%
Consumer, Cyclical	19.0
Communications	18.4
Energy	11.4
Financial	9.8
Industrial	8.4
Basic Materials	4.7
Technology	4.4
Utilities	2.7
Diversified	0.1
Short-Term Investments	12.4
Liabilities in Excess of Other Assets	(11.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Short Term High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield short term corporate bond market. The Fund’s benchmark is the Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –2.02%, and the Index was –2.56%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally into Q2 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. The high yield sector was hit particularly hard as investor risk-off sentiment initially shifted allocations out of the asset class and volatility caused option adjusted spreads to increase to historical wides of 1,100bps.
The Fund’s performance recovered in Q2 2020 as high yield spreads retraced their wides on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including US High Yield, tighter, improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
8

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	Net Asset Value	Market Value	Bloomberg Barclays US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
ONE YEAR	– 2.02%(1)	– 2.09%	– 2.56%	– 2.02%	– 2.09%	– 2.56%
FIVE YEARS	15.87%	15.62%	18.67%	2.99%	2.94%	3.48%
SINCE INCEPTION(2)	32.92%	32.98%	41.77%	3.49%	3.49%	4.30%

(1)	The total return on the financial highlights has been adjusted for the as of trades for the Fund for the period ended June 30, 2020.
(2)	For the period March 14, 2012 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/14/12, 3/15/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Short Term High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.40%.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Sprint Corp. 7.88% 9/15/2023	0.8%
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.7
Bausch Health Cos., Inc. 6.13% 4/15/2025	0.7
Carnival Corp. 11.50% 4/1/2023	0.6
Occidental Petroleum Corp. 2.90% 8/15/2024	0.6
TOTAL	3.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	97.3%
Common Stocks	0.0 *
Warrants	0.0 *
Senior Floating Rate Loans	0.0 *
Short-Term Investments	15.5
Liabilities in Excess of Other Assets	(12.8)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Consumer, Cyclical	20.6%
Communications	16.4
Consumer, Non-cyclical	16.0
Energy	12.5
Financial	12.0
Industrial	8.9
Basic Materials	5.5
Technology	4.1
Utilities	1.0
Diversified	0.3
Short-Term Investments	15.5
Liabilities in Excess of Other Assets	(12.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 78.1%
AIRLINES — 1.8%
American Airlines Group, Inc. 6.50%, 7/1/2025 (a)	$ 19,000,000	$ 17,838,720
Copa Holdings SA 4.50%, 4/15/2025 (b)	6,500,000	7,415,525
GOL Equity Finance SA 3.75%, 7/15/2024 (b)	9,350,000	4,756,158
Southwest Airlines Co. 1.25%, 5/1/2025 (a)	44,700,000	53,506,347
		83,516,750
APPAREL — 0.3%
Under Armour, Inc. 1.50%, 6/1/2024 (b)	11,600,000	13,171,916
AUTO MANUFACTURERS — 6.1%
NIO, Inc. 4.50%, 2/1/2024	15,300,000	14,859,054
Tesla, Inc.:
1.25%, 3/1/2021	26,645,000	80,026,659
2.00%, 5/15/2024	35,601,000	124,918,569
2.38%, 3/15/2022 (a)	18,883,000	62,427,764
		282,232,046
BANKS — 0.3%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (b)	11,148,000	11,871,282
BEVERAGES — 0.0% (c)
Luckin Coffee, Inc. 0.75%, 1/15/2025 (b)	9,372,000	1,999,141
BIOTECHNOLOGY — 4.0%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (a)	8,500,000	10,440,125
1.25%, 5/15/2027 (b)	11,500,000	13,451,435
1.50%, 10/15/2020 (a)	7,650,000	10,045,980
Bridgebio Pharma, Inc. 2.50%, 3/15/2027 (b)	11,430,000	11,592,877
Exact Sciences Corp.:
0.38%, 3/15/2027 (a)	15,725,000	16,331,985
0.38%, 3/1/2028	21,588,000	20,663,818
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
1.00%, 1/15/2025	$ 6,690,000	$ 9,080,471
Halozyme Therapeutics, Inc. 1.25%, 12/1/2024 (a) (b)	8,700,000	11,044,128
Illumina, Inc.:
Zero Coupon, 8/15/2023 (a)	14,673,000	15,929,302
0.50%, 6/15/2021 (a)	9,460,000	14,032,964
Insmed, Inc. 1.75%, 1/15/2025 (a)	8,423,000	8,191,873
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	8,488,000	6,375,761
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024 (a) (b)	4,025,000	3,927,555
1.00%, 11/15/2021	11,740,000	12,918,579
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	10,000,000	8,691,800
Livongo Health, Inc. 0.88%, 6/1/2025 (b)	9,800,000	11,803,022
		184,521,675
COMMERCIAL SERVICES — 2.1%
2U, Inc. 2.25%, 5/1/2025 (b)	7,000,000	10,418,660
Chegg, Inc. 0.13%, 3/15/2025	15,914,000	22,577,192
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a)	9,270,000	8,913,754
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	8,175,000	7,139,718
Square, Inc.:
0.13%, 3/1/2025 (a) (b)	21,100,000	23,897,860
0.50%, 5/15/2023 (a)	16,277,000	24,159,951
		97,107,135
COMPUTERS — 2.3%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (b)	12,819,000	11,949,102
Insight Enterprises, Inc. 0.75%, 2/15/2025 (a) (b)	8,230,000	7,779,819
Lumentum Holdings, Inc.:
0.25%, 3/15/2024	8,438,000	12,341,841
Series QIB, 0.50%, 12/15/2026 (b)	19,696,000	20,785,189
Pure Storage, Inc. 0.13%, 4/15/2023	11,458,000	11,297,932
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Western Digital Corp. 1.50%, 2/1/2024 (a)	$ 20,298,000	$ 19,115,438
Zscaler, Inc. 0.13%, 7/1/2025 (b)	21,000,000	21,449,820
		104,719,141
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Ares Capital Corp.:
3.75%, 2/1/2022 (a)	6,625,000	6,574,716
4.63%, 3/1/2024 (a)	7,283,000	7,200,265
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (b)	11,220,000	10,900,230
		24,675,211
ELECTRIC — 0.2%
NRG Energy, Inc. 2.75%, 6/1/2048	10,765,000	10,896,979
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
SunPower Corp.:
0.88%, 6/1/2021	125,000	114,417
4.00%, 1/15/2023	14,570,000	11,680,915
		11,795,332
ELECTRONICS — 0.8%
Fortive Corp. 0.88%, 2/15/2022 (a)	25,937,000	25,432,526
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (a)	11,570,000	10,802,793
		36,235,319
ENGINEERING & CONSTRUCTION — 0.2%
KBR, Inc. 2.50%, 11/1/2023 (a)	6,850,000	7,678,370
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (b)	8,696,000	7,450,559
2.50%, 3/15/2023	9,760,000	9,947,977
		17,398,536
HEALTH CARE PRODUCTS — 2.4%
Envista Holdings Corp. 2.38%, 6/1/2025 (b)	9,250,000	11,264,743
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Insulet Corp.:
0.38%, 9/1/2026 (a) (b)	$ 15,800,000	$ 17,257,550
1.38%, 11/15/2024 (a)	8,075,000	17,170,115
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (b)	11,509,000	10,493,791
NuVasive, Inc.:
0.38%, 3/15/2025 (b)	9,550,000	8,425,392
1.00%, 6/1/2023 (a) (b)	6,750,000	6,531,840
2.25%, 3/15/2021	12,419,000	13,596,942
Wright Medical Group NV 2.25%, 11/15/2021 (a)	7,563,000	10,673,132
Wright Medical Group, Inc. 1.63%, 6/15/2023	16,815,000	17,395,286
		112,808,791
HEALTH CARE SERVICES — 0.6%
Invitae Corp. 2.00%, 9/1/2024 (b)	7,011,000	8,544,867
Teladoc Health, Inc. 1.25%, 6/1/2027 (a) (b)	19,424,000	21,452,642
		29,997,509
INSURANCE — 0.5%
AXA SA 7.25%, 5/15/2021 (b)	17,075,000	15,437,678
MGIC Investment Corp. 9.00%, 4/1/2063 (b)	7,625,000	9,023,120
		24,460,798
INTERNET — 16.0%
8x8, Inc. 0.50%, 2/1/2024	7,211,000	6,491,270
Booking Holdings, Inc.:
0.75%, 5/1/2025 (a) (b)	17,600,000	21,860,960
0.90%, 9/15/2021 (a)	18,700,000	19,827,610
Etsy, Inc. 0.13%, 10/1/2026 (a) (b)	12,221,000	16,687,287
Farfetch, Ltd. 3.75%, 5/1/2027 (a) (b)	7,450,000	10,055,340
FireEye, Inc.:
0.88%, 6/1/2024	11,671,000	10,567,507
Series B, 1.63%, 6/1/2035	8,630,000	8,173,214
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (b)	$ 9,503,000	$ 11,690,781
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (b)	12,090,000	15,626,204
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (b)	10,324,000	21,958,219
iQIYI, Inc.:
2.00%, 4/1/2025	22,701,000	22,560,935
3.75%, 12/1/2023	15,064,000	16,504,872
JOYY, Inc.:
0.75%, 6/15/2025	9,390,000	10,387,124
1.38%, 6/15/2026 (a)	10,785,000	11,760,935
Lyft, Inc. 1.50%, 5/15/2025 (b)	12,850,000	14,247,438
MercadoLibre, Inc. 2.00%, 8/15/2028	17,666,000	40,385,536
Momo, Inc. 1.25%, 7/1/2025 (a)	13,772,000	10,613,392
Okta, Inc.:
0.13%, 9/1/2025 (b)	20,985,000	26,053,927
0.38%, 6/15/2026 (b)	22,000,000	23,768,360
Palo Alto Networks, Inc.:
0.38%, 6/1/2025 (b)	37,000,000	36,867,540
0.75%, 7/1/2023	34,021,000	36,636,194
Pinduoduo, Inc. Zero Coupon, 10/1/2024 (b)	19,315,000	39,087,572
Proofpoint, Inc. 0.25%, 8/15/2024 (b)	18,985,000	18,660,736
Snap, Inc.:
0.25%, 5/1/2025 (b)	17,490,000	22,247,280
0.75%, 8/1/2026 (b)	27,100,000	33,950,609
Trip.com Group, Ltd.:
1.00%, 7/1/2020	13,289,000	13,195,445
1.99%, 7/1/2025	7,665,000	7,602,760
Twitter, Inc.:
0.25%, 6/15/2024	21,415,000	20,174,429
1.00%, 9/15/2021 (a)	20,180,000	19,774,987
Wayfair, Inc.:
0.38%, 9/1/2022	8,919,000	17,021,733
1.00%, 8/15/2026 (b)	18,050,000	26,500,107
Wayfair, Inc. 1.13%, 11/1/2024	10,974,000	19,603,185
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Weibo Corp. 1.25%, 11/15/2022 (a)	$ 18,094,000	$ 16,876,093
Wix.com, Ltd. Zero Coupon, 7/1/2023 (a)	7,895,000	14,641,120
Zendesk, Inc. 0.63%, 6/15/2025 (a) (b)	21,750,000	23,350,148
Zillow Group, Inc.:
0.75%, 9/1/2024 (b)	15,375,000	21,995,321
1.38%, 9/1/2026 (a) (b)	8,441,000	12,059,319
1.50%, 7/1/2023	7,330,000	7,639,912
2.00%, 12/1/2021 (a)	7,820,000	9,612,891
2.75%, 5/15/2025 (a)	7,500,000	8,761,050
		745,479,342
IRON/STEEL — 0.1%
United States Steel Corp. 5.00%, 11/1/2026 (b)	7,336,000	5,884,426
LEISURE TIME — 2.4%
Carnival Corp. 5.75%, 4/1/2023 (b)	39,700,000	63,788,769
NCL Corp., Ltd. 6.00%, 5/15/2024 (b)	19,100,000	25,448,076
Royal Caribbean Cruises, Ltd. 4.25%, 6/15/2023 (b)	21,600,000	20,062,512
		109,299,357
LODGING — 1.2%
Caesars Entertainment Corp. 5.00%, 10/1/2024	21,431,020	36,044,618
Huazhu Group, Ltd.:
0.38%, 11/1/2022	9,440,000	9,377,791
3.00%, 5/1/2026 (a) (b)	8,900,000	9,441,921
		54,864,330
MEDIA — 3.4%
DISH Network Corp.:
2.38%, 3/15/2024	20,272,000	18,266,896
3.38%, 8/15/2026	57,697,000	53,188,556
Liberty Interactive LLC:
1.75%, 9/30/2046 (a) (b)	6,307,000	9,554,096
3.75%, 2/15/2030	9,050,000	6,155,539
4.00%, 11/15/2029	10,407,000	7,109,230
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a) (b)	$ 9,425,000	$ 7,473,742
Liberty Media Corp.:
1.38%, 10/15/2023	19,052,000	19,936,203
2.13%, 3/31/2048 (b)	8,410,000	8,175,782
2.25%, 12/1/2048 (b)	8,898,000	9,071,778
2.75%, 12/1/2049 (a) (b)	12,740,000	11,888,458
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023 (a)	8,550,000	9,336,857
		160,157,137
OIL & GAS — 1.1%
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024	21,030,000	2,944,410
EQT Corp. 1.75%, 5/1/2026 (a) (b)	9,500,000	9,852,070
Nabors Industries, Inc. 0.75%, 1/15/2024	11,000,000	3,781,690
Pioneer Natural Resources Co. 0.25%, 5/15/2025 (b)	25,250,000	29,635,673
Transocean, Inc. 0.50%, 1/30/2023	15,825,000	6,503,917
		52,717,760
PHARMACEUTICALS — 3.7%
Aphria, Inc. 5.25%, 6/1/2024 (b)	4,475,000	3,315,438
DexCom, Inc.:
0.25%, 11/15/2025 (a) (b)	23,000,000	23,506,000
0.75%, 12/1/2023	16,590,000	41,155,974
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	10,450,000	10,280,187
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	10,650,000	9,803,112
2.00%, 6/15/2026 (b)	19,500,000	19,629,090
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	10,637,000	17,629,445
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	11,620,000	26,717,634
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (a)	7,350,000	6,473,512
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026 (a)	10,237,000	9,994,793
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Tilray, Inc. 5.00%, 10/1/2023	$ 9,697,000	$ 4,355,020
		172,860,205
PIPELINES — 0.2%
Cheniere Energy, Inc. 4.25%, 3/15/2045	11,606,000	7,345,670
REAL ESTATE INVESTMENT TRUSTS — 0.7%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (a)	7,600,000	7,106,152
Colony Capital, Inc. 3.88%, 1/15/2021	7,512,000	6,992,245
Extra Space Storage L.P. 3.13%, 10/1/2035 (b)	12,480,000	13,412,131
VEREIT, Inc. 3.75%, 12/15/2020 (a)	6,340,000	6,282,496
		33,793,024
RETAIL — 1.4%
American Eagle Outfitters, Inc. 3.75%, 4/15/2025 (b)	9,700,000	13,917,560
Burlington Stores, Inc. 2.25%, 4/15/2025 (b)	14,850,000	16,990,627
Dick's Sporting Goods, Inc. 3.25%, 4/15/2025 (b)	11,100,000	15,284,811
National Vision Holdings, Inc. 2.50%, 5/15/2025 (a) (b)	7,750,000	9,288,065
RH Zero Coupon, 9/15/2024 (b)	6,025,000	7,895,522
		63,376,585
SEMICONDUCTORS — 6.0%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	5,022,000	32,778,895
Cree, Inc.:
0.88%, 9/1/2023	8,494,000	10,010,009
1.75%, 5/1/2026 (b)	10,860,000	15,331,714
Inphi Corp. 0.75%, 4/15/2025 (b)	11,000,000	13,279,530
Microchip Technology, Inc.:
1.63%, 2/15/2025	21,471,000	47,759,019
1.63%, 2/15/2027 (a)	39,775,000	58,688,410
2.25%, 2/15/2037	13,335,000	19,420,827
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ON Semiconductor Corp.:
1.00%, 12/1/2020 (a)	$ 13,360,000	$ 15,591,922
1.63%, 10/15/2023 (a)	10,485,000	12,742,630
Silicon Laboratories, Inc.:
0.63%, 6/15/2025 (b)	10,000,000	10,728,200
1.38%, 3/1/2022 (a)	8,087,000	9,790,122
Synaptics, Inc. 0.50%, 6/15/2022	9,983,000	10,610,032
Teradyne, Inc. 1.25%, 12/15/2023	8,818,000	23,561,961
		280,293,271
SOFTWARE — 18.2%
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (a)	22,493,000	28,028,752
0.38%, 9/1/2027 (b)	22,445,000	24,456,745
Alteryx, Inc.:
0.50%, 8/1/2024 (a) (b)	8,325,000	9,441,216
1.00%, 8/1/2026 (b)	8,493,000	9,684,653
Atlassian, Inc. 0.63%, 5/1/2023 (a)	20,400,000	45,462,216
Avaya Holdings Corp. 2.25%, 6/15/2023	6,833,000	5,593,152
Bandwidth, Inc. 0.25%, 3/1/2026 (b)	8,549,000	12,746,132
Bilibili, Inc.:
1.25%, 6/15/2027 (b)	14,000,000	17,793,020
1.38%, 4/1/2026	10,425,000	20,002,239
Blackline, Inc. 0.13%, 8/1/2024 (a) (b)	9,675,000	12,317,146
Cloudflare, Inc. 0.75%, 5/15/2025 (b)	11,000,000	13,253,350
Coupa Software, Inc.:
0.13%, 6/15/2025	15,377,000	27,865,431
0.38%, 6/15/2026 (b)	27,950,000	32,272,747
Datadog, Inc. 0.13%, 6/15/2025 (b)	15,000,000	17,689,200
DocuSign, Inc. 0.50%, 9/15/2023	11,656,000	28,355,901
Everbridge, Inc. 0.13%, 12/15/2024 (a) (b)	8,767,000	12,036,740
Five9, Inc. 0.50%, 6/1/2025 (b)	14,000,000	15,026,480
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Guidewire Software, Inc. 1.25%, 3/15/2025 (a)	$ 8,698,000	$ 10,128,995
HubSpot, Inc. 0.38%, 6/1/2025 (a) (b)	7,150,000	7,624,474
j2 Global, Inc.:
1.75%, 11/1/2026 (a) (b)	9,650,000	8,115,264
3.25%, 6/15/2029	7,397,000	8,073,382
MongoDB, Inc. 0.25%, 1/15/2026 (b)	22,541,000	28,438,853
New Relic, Inc. 0.50%, 5/1/2023 (a)	10,575,000	10,282,072
Nuance Communications, Inc.:
1.00%, 12/15/2035 (a)	13,695,000	16,165,578
1.25%, 4/1/2025	4,615,000	6,431,418
Nutanix, Inc. Zero Coupon, 1/15/2023 (a)	11,455,000	10,179,486
Pegasystems, Inc. 0.75%, 3/1/2025 (b)	11,805,000	12,038,857
Pluralsight, Inc. 0.38%, 3/1/2024	12,021,000	10,573,672
RingCentral, Inc.:
Zero Coupon, 3/15/2023 (a)	5,368,000	18,648,003
Zero Coupon, 3/1/2025 (a) (b)	20,062,000	21,395,320
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (a) (b)	7,542,000	8,464,085
Sea, Ltd.:
1.00%, 12/1/2024 (b)	22,247,000	48,050,405
2.25%, 7/1/2023	8,635,000	46,725,367
2.38%, 12/1/2025 (b)	19,000,000	26,385,300
ServiceNow, Inc. Zero Coupon, 6/1/2022	15,290,000	45,848,288
Slack Technologies, Inc. 0.50%, 4/15/2025 (b)	15,500,000	19,115,840
Splunk, Inc.:
0.50%, 9/15/2023	14,823,000	21,254,848
1.13%, 9/15/2025 (a)	18,352,000	26,959,455
1.13%, 6/15/2027 (a) (b)	12,100,000	12,898,600
Twilio, Inc. 0.25%, 6/1/2023 (a)	10,450,000	32,443,070
Verint Systems, Inc. 1.50%, 6/1/2021 (a)	7,575,000	7,542,806
Workday, Inc. 0.25%, 10/1/2022	21,748,000	29,963,524
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Zynga, Inc. 0.25%, 6/1/2024 (a)	$ 13,475,000	$ 17,296,914
		843,068,996
TELECOMMUNICATIONS — 0.8%
GCI Liberty, Inc. 1.75%, 9/30/2046 (b)	9,050,000	12,640,497
Infinera Corp. 2.13%, 9/1/2024	7,431,000	6,333,739
InterDigital, Inc. 2.00%, 6/1/2024 (a) (b)	8,228,000	8,172,214
Viavi Solutions, Inc. 1.00%, 3/1/2024 (a)	8,535,000	9,827,199
		36,973,649
TRANSPORTATION — 0.1%
Golar LNG, Ltd. 2.75%, 2/15/2022	8,385,000	6,088,265
TOTAL CORPORATE BONDS & NOTES (Cost $3,128,050,586)		3,627,287,948
	Shares
CONVERTIBLE PREFERRED STOCKS — 21.1%
AGRICULTURE — 0.3%
Bunge, Ltd. 4.88%, 12/31/2049	153,450	14,115,866
AUTO PARTS & EQUIPMENT — 0.5%
Aptiv PLC Series A, 5.50%, 6/15/2023 (a)	211,000	21,686,580
BANKS — 3.8%
Bank of America Corp. Series L, 7.25%, 12/31/2049	59,287	79,575,011
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	76,521	99,247,737
		178,822,748
CHEMICALS — 0.3%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	329,250	14,585,775
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.5%
2020 Mandatory Exchangeable Trust 6.50%, 5/16/2023 (b)	12,000	$ 13,503,480
AMG Capital Trust II 5.15%, 10/15/2037	179,188	7,782,135
		21,285,615
ELECTRIC — 5.9%
American Electric Power Co., Inc. 6.13%, 3/15/2022 (a)	422,400	20,448,384
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (d)	306,171	16,288,603
Series B, 7.00%, 9/1/2021	424,500	15,095,220
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	312,000	31,618,080
DTE Energy Co. 6.25%, 11/1/2022	527,000	22,302,640
NextEra Energy, Inc.:
4.87%, 9/1/2022	574,150	27,869,241
5.28%, 3/1/2023	956,300	40,594,935
PG&E Corp. 5.50%, 8/16/2023 (e)	250,000	24,000,000
Sempra Energy:
Series A, 6.00%, 1/15/2021	374,400	36,590,112
Series B, 6.75%, 7/15/2021 (a)	87,000	8,548,620
Southern Co. Series 2019, 6.75%, 8/1/2022	669,000	29,476,140
		272,831,975
ELECTRONICS — 0.6%
Fortive Corp. Series A, 5.00%, 7/1/2021	30,560	26,318,578
ENVIRONMENTAL CONTROL — 0.3%
GFL Environmental, Inc. 6.00%, 3/15/2023 (a)	327,500	15,959,075
HAND & MACHINE TOOLS — 1.0%
Colfax Corp. 5.75%, 1/15/2022	110,700	13,506,507
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022	175,500	$ 15,703,740
Series C, 5.00%, 12/31/2049 (d)	14,000	15,946,136
		45,156,383
HEALTH CARE PRODUCTS — 2.6%
Avantor, Inc. Series A, 6.25%, 5/15/2022	398,500	22,873,900
Boston Scientific Corp. Series A, 5.50%, 6/1/2023	200,000	20,938,000
Danaher Corp.:
Series A, 4.75%, 4/15/2022	34,900	43,515,763
Series B, 5.00%, 4/15/2023 (a)	33,300	35,751,879
		123,079,542
IRON/STEEL — 0.6%
ArcelorMittal SA 5.50%, 5/18/2023 (a)	995,000	28,496,800
PHARMACEUTICALS — 0.9%
Becton Dickinson and Co. Series B, 6.00%, 6/1/2023 (a)	603,000	32,079,600
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (a)	243,200	9,348,608
		41,428,208
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	32,400	48,123,396
SEMICONDUCTORS — 1.7%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	73,000	81,347,550
TELECOMMUNICATIONS — 0.8%
2020 Cash Mandatory Exchangeable Trust 5.25%, 6/1/2023 (b)	35,000	35,701,750
See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
WATER — 0.3%
Essential Utilities, Inc. 6.00%, 4/30/2022	229,800	$ 12,992,892
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $815,833,521)		981,932,733
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	25,651,670	25,661,930
State Street Navigator Securities Lending Portfolio II (h) (i)	233,003,345	233,003,345
TOTAL SHORT-TERM INVESTMENTS (Cost $258,665,275)		258,665,275
TOTAL INVESTMENTS — 104.8% (Cost $4,202,549,382)		4,867,885,956
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(223,809,820)
NET ASSETS — 100.0%		$ 4,644,076,136
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 32.8% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,627,287,948	$—	$3,627,287,948
Convertible Preferred Stocks	965,644,130	16,288,603	—	981,932,733
Short-Term Investments	258,665,275	—	—	258,665,275
TOTAL INVESTMENTS	$1,224,309,405	$3,643,576,551	$—	$4,867,885,956
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Sempra Energy	440,150	$ 49,072,324	$ 30,273,165	$ 36,442,636	$ (255,539)	$—*	—	$ —*	$2,505,525
Sempra Energy	148,000	16,430,960	12,491,410	18,454,114	(166,006)	—*	—	—*	899,438
Stanley Black & Decker, Inc.	—	—	27,909,078	9,163,206	(1,147,334)	—*	—	—*	459,580
Stanley Black & Decker, Inc.	188,129	19,025,486	25,542,195	40,814,471	(5,250,150)	—*	—	—*	787,958
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	492,435,159	466,790,690	17,461	—	25,651,670	25,661,930	107,272
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,244,269	5,244,269	28,149,764	33,394,033	—	—	—	—	17,989
State Street Navigator Securities Lending Portfolio II	—	—	1,444,238,563	1,211,235,218	—	—	233,003,345	233,003,345	1,033,867
State Street Navigator Securities Lending Portfolio III	153,968,683	153,968,683	318,309,071	472,277,754	—	—	—	—	456,798
Total		$243,741,722	$2,379,348,405	$2,288,572,122	$(6,801,568)	$—		$258,665,275	$6,268,427
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended June 30, 2020.
*	As of June 30, 2020, no longer an affiliate.
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.5%
Other Securities		$ 51,108,580
AEROSPACE & DEFENSE — 2.1%
TransDigm, Inc.:
5.50%, 11/15/2027	$ 32,875,000	28,687,054
6.25%, 3/15/2026 (a)	54,417,000	54,257,014
6.38%, 6/15/2026	12,573,000	11,471,102
7.50%, 3/15/2027 (b)	7,037,000	6,761,361
8.00%, 12/15/2025 (a)	13,629,000	14,315,765
Other Securities		103,209,383
		218,701,679
AGRICULTURE — 0.4%
Other Securities		47,488,534
AIRLINES — 0.8%
American Airlines, Inc. 11.75%, 7/15/2025 (a)	26,600,000	25,256,966
Other Securities		60,215,199
		85,472,165
APPAREL — 0.5%
Other Securities		56,454,613
AUTO MANUFACTURERS — 2.7%
Ford Motor Co.:
8.50%, 4/21/2023	24,017,000	25,393,414
9.00%, 4/22/2025 (b)	26,062,000	28,174,586
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	6,104,000	5,853,736
3.09%, 1/9/2023	10,106,000	9,629,300
3.10%, 5/4/2023	6,710,000	6,356,383
3.34%, 3/28/2022 (b)	5,713,000	5,555,378
3.35%, 11/1/2022	8,887,000	8,566,179
3.81%, 10/12/2021	8,872,000	8,790,821
3.81%, 1/9/2024	4,776,000	4,588,924
3.82%, 11/2/2027	4,385,000	3,988,464
4.06%, 11/1/2024 (b)	10,085,000	9,610,501
4.13%, 8/4/2025	9,568,000	9,077,736
4.14%, 2/15/2023 (b)	6,309,000	6,172,095
4.27%, 1/9/2027	6,024,000	5,619,910
4.54%, 8/1/2026	5,283,000	5,027,039
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.69%, 6/9/2025	$ 3,445,000	$ 3,366,936
5.11%, 5/3/2029 (b)	9,449,000	9,222,507
5.13%, 6/16/2025	811,000	813,620
5.58%, 3/18/2024 (b)	9,317,000	9,409,425
5.60%, 1/7/2022	9,960,000	10,036,094
Series GMTN, 4.39%, 1/8/2026	7,882,000	7,501,615
Series MTN, 3.55%, 10/7/2022 (b)	4,290,000	4,160,828
Other Securities		94,732,703
		281,648,194
AUTO PARTS & EQUIPMENT — 1.3%
Clarios Global L.P./Clarios US Finance Co. 8.50%, 5/15/2027 (a)(b)	24,938,000	25,095,608
Other Securities		116,468,263
		141,563,871
BANKS — 1.0%
Other Securities		109,373,238
BEVERAGES — 0.1%
Other Security		9,978,875
BUILDING MATERIALS — 1.0%
Other Securities		101,642,858
CHEMICALS — 2.0%
Other Securities		212,610,196
COAL — 0.1%
Other Securities		12,020,970
COMMERCIAL SERVICES — 4.2%
Other Securities		445,579,808
COMPUTERS — 1.0%
Western Digital Corp. 4.75%, 2/15/2026 (b)	28,476,000	29,434,217
Other Securities		76,154,278
		105,588,495
COSMETICS/PERSONAL CARE — 0.2%
Other Securities		22,415,531
DISTRIBUTION & WHOLESALE — 0.9%
Other Securities		97,514,176
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Other Securities		375,631,867
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ELECTRIC — 2.4%
Other Securities		$ 253,098,490
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Other Securities		53,133,355
ENERGY-ALTERNATE SOURCES — 0.3%
Other Securities		33,783,692
ENGINEERING & CONSTRUCTION — 0.4%
Other Securities		45,983,459
ENTERTAINMENT — 3.1%
Colt Merger Sub, Inc. 6.25%, 7/1/2025 (a)(c)	$ 28,940,000	28,915,112
Other Securities		300,288,613
		329,203,725
ENVIRONMENTAL CONTROL — 0.4%
Other Securities		45,823,750
FOOD — 4.1%
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	25,407,000	25,752,027
3.75%, 4/1/2030 (a)(b)	12,301,000	12,703,243
3.88%, 5/15/2027 (a)	16,637,000	17,384,168
3.95%, 7/15/2025 (b)	19,145,000	20,452,029
4.25%, 3/1/2031 (a)	16,900,000	17,905,212
4.63%, 1/30/2029	12,360,000	13,389,588
5.00%, 7/15/2035	324,000	356,387
Other Securities		324,865,128
		432,807,782
FOOD SERVICE — 0.4%
Other Securities		47,299,375
FOREST PRODUCTS & PAPER — 0.1%
Other Security		8,187,035
GAS — 0.3%
Other Securities		32,630,987
HAND & MACHINE TOOLS — 0.1%
Other Security		7,675,094
HEALTH CARE PRODUCTS — 0.8%
Avantor, Inc. 9.00%, 10/1/2025 (a)	25,117,000	26,984,700
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Other Securities		$ 52,990,102
		79,974,802
HEALTH CARE SERVICES — 7.3%
Centene Corp.:
3.38%, 2/15/2030	$ 25,093,000	25,317,833
4.25%, 12/15/2027	31,091,000	32,070,367
4.63%, 12/15/2029	43,564,000	45,964,376
4.75%, 1/15/2025	13,442,000	13,757,484
4.75%, 1/15/2025	12,458,000	12,740,423
5.25%, 4/1/2025 (a)	14,592,000	15,016,773
5.38%, 8/15/2026 (a)	9,557,000	9,943,676
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,227,000	23,132,306
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	33,241,000	31,286,429
6.63%, 2/15/2025 (a)(b)	18,841,000	17,966,966
6.88%, 4/1/2028 (a)	22,603,000	8,927,733
8.00%, 3/15/2026 (a)(b)	26,803,000	25,339,020
8.00%, 12/15/2027 (a)(b)	8,477,000	8,091,551
8.13%, 6/30/2024 (a)(b)	18,661,000	12,616,702
8.63%, 1/15/2024 (a)(b)	13,869,000	13,570,955
9.88%, 6/30/2023 (a)(b)(d)	22,081,971	17,718,574
DaVita, Inc. 4.63%, 6/1/2030 (a)	23,053,000	22,939,810
HCA, Inc. 3.50%, 9/1/2030 (b)	33,856,000	32,454,023
Tenet Healthcare Corp.:
4.63%, 7/15/2024	23,424,000	22,943,574
4.63%, 9/1/2024 (a)(b)	7,597,000	7,501,050
4.63%, 6/15/2028 (a)	6,995,000	6,845,237
4.88%, 1/1/2026 (a)	26,253,000	25,725,052
5.13%, 5/1/2025 (b)	17,052,000	16,477,348
5.13%, 11/1/2027 (a)(b)	18,465,000	18,266,686
6.25%, 2/1/2027 (a)(b)	19,217,000	19,059,805
7.50%, 4/1/2025 (a)(b)	8,617,000	9,162,111
Other Securities		272,514,139
		767,350,003
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Other Security		6,166,782
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HOME BUILDERS — 0.8%
Other Securities		$ 86,619,399
HOME FURNISHINGS — 0.1%
Other Security		7,683,077
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		15,923,718
HOUSEWARES — 0.5%
Newell Brands, Inc. 4.70%, 4/1/2026	$ 25,412,000	26,652,105
Other Securities		28,213,897
		54,866,002
INSURANCE — 0.9%
Other Securities		95,509,484
INTERNET — 2.1%
Netflix, Inc. 5.88%, 11/15/2028 (b)	23,619,000	26,876,296
Other Securities		197,945,521
		224,821,817
INVESTMENT COMPANY SECURITY — 0.1%
Other Security		8,978,216
IRON/STEEL — 1.0%
Other Securities		104,798,274
LEISURE TIME — 1.1%
Carnival Corp. 11.50%, 4/1/2023 (a)	40,610,000	44,059,007
Other Securities		67,708,108
		111,767,115
LODGING — 2.9%
Other Securities		308,715,936
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		7,279,627
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		21,348,614
MEDIA — 9.6%
Altice Financing SA 7.50%, 5/15/2026 (a)(b)	34,289,000	35,953,731
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)(b)	$ 4,915,000	$ 4,959,972
4.50%, 8/15/2030 (a)	26,814,000	27,347,330
4.50%, 5/1/2032 (a)(b)	13,877,000	14,062,535
4.75%, 3/1/2030 (a)	29,861,000	30,571,692
5.00%, 2/1/2028 (a)(b)	24,798,000	25,609,639
5.13%, 5/1/2027 (a)	32,382,000	33,499,827
5.38%, 6/1/2029 (a)	14,951,000	15,772,258
5.50%, 5/1/2026 (a)	15,531,000	16,084,059
5.75%, 2/15/2026 (a)(b)	24,688,000	25,593,556
5.88%, 4/1/2024 (a)	16,731,000	17,249,326
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (b)	25,674,000	23,817,000
CSC Holdings LLC:
4.13%, 12/1/2030 (a)	10,051,000	9,991,197
4.63%, 12/1/2030 (a)	5,817,000	5,670,004
5.38%, 2/1/2028 (a)	13,238,000	13,749,516
5.50%, 5/15/2026 (a)	19,965,000	20,547,179
5.50%, 4/15/2027 (a)	16,927,000	17,590,200
5.75%, 1/15/2030 (a)	29,762,000	30,970,635
6.50%, 2/1/2029 (a)	23,958,000	26,229,698
6.63%, 10/15/2025 (a)(b)	13,136,000	13,645,020
7.50%, 4/1/2028 (a)	13,357,650	14,573,597
7.75%, 7/15/2025 (a)	8,629,250	8,975,456
10.88%, 10/15/2025 (a)	20,368,700	21,900,223
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	38,266,000	27,658,665
DISH DBS Corp. 7.75%, 7/1/2026 (b)	26,082,000	27,640,921
Ziggo B.V. 5.50%, 1/15/2027 (a)	23,264,000	23,532,467
Other Securities		477,227,181
		1,010,422,884
METAL FABRICATE & HARDWARE — 0.1%
Other Security		11,491,272
MINING — 1.6%
Other Securities		171,586,651
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		29,189,950
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.3%
Other Securities		$ 35,410,728
OIL & GAS — 7.0%
Occidental Petroleum Corp.:
2.60%, 8/13/2021	$ 18,753,000	18,350,373
2.70%, 8/15/2022 (b)	25,004,000	23,279,474
2.90%, 8/15/2024	37,445,000	32,000,497
3.00%, 2/15/2027 (b)	8,987,000	6,961,330
3.20%, 8/15/2026 (b)	13,010,000	10,586,107
3.40%, 4/15/2026 (b)	15,475,000	12,663,038
3.50%, 8/15/2029 (b)	18,526,000	13,558,624
5.55%, 3/15/2026 (b)	13,226,000	12,038,437
6.95%, 7/1/2024	8,091,000	7,933,630
7.50%, 5/1/2031	11,817,000	10,988,865
8.00%, 7/15/2025 (c)	4,790,000	4,813,998
8.50%, 7/15/2027 (c)	6,850,000	6,881,716
8.88%, 7/15/2030 (c)	9,070,000	9,104,647
Other Securities		565,453,676
		734,614,412
OIL & GAS SERVICES — 0.5%
Other Securities		51,763,302
PACKAGING & CONTAINERS — 2.6%
Other Securities		276,191,663
PHARMACEUTICALS — 2.6%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	22,402,000	23,887,477
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	15,977,000	15,054,967
5.25%, 1/30/2030 (a)	16,136,000	15,290,796
5.50%, 11/1/2025 (a)(b)	20,523,000	21,030,123
5.75%, 8/15/2027 (a)(b)	5,304,000	5,619,535
5.88%, 5/15/2023 (a)	58,040	58,040
6.25%, 2/15/2029 (a)	17,789,000	17,888,085
7.00%, 3/15/2024 (a)	22,453,000	23,283,985
7.00%, 1/15/2028 (a)	9,527,000	9,824,814
7.25%, 5/30/2029 (a)	9,903,000	10,397,061
9.00%, 12/15/2025 (a)	20,642,000	22,260,746
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)(b)	24,289,000	24,914,442
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Other Securities		$ 85,758,339
		275,268,410
PIPELINES — 3.5%
Other Securities		369,043,628
REAL ESTATE — 0.6%
Other Securities		68,179,041
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	$ 28,684,000	29,129,749
Other Securities		371,188,568
		400,318,317
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	34,023,000	33,828,048
Other Securities		341,422,717
		375,250,765
SEMICONDUCTORS — 0.6%
Other Securities		62,700,862
SOFTWARE — 2.5%
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)(b)	26,108,000	26,562,018
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	25,454,000	25,980,898
Other Securities		211,564,521
		264,107,437
TELECOMMUNICATIONS — 6.0%
Altice France SA:
7.38%, 5/1/2026 (a)	65,631,000	68,332,372
8.13%, 2/1/2027 (a)	21,497,000	23,557,917
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	26,683,000	25,210,632
T-Mobile USA, Inc. 6.50%, 1/15/2026	25,316,000	26,486,105
Vodafone Group PLC 5 year USD Swap + 4.87% 7.00%, 4/4/2079 (b)(e)	24,916,000	29,302,213
Other Securities		461,672,838
		634,562,077
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.3%
Other Securities		$ 27,485,715
TRANSPORTATION — 0.5%
Other Securities		57,356,518
TRUCKING & LEASING — 0.1%
Other Security		8,523,219
TOTAL CORPORATE BONDS & NOTES (Cost $10,896,989,204)		10,429,690,111
	Shares
COMMON STOCKS — 0.0%(f)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (g) (h)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Other Security		100,427
HEALTH CARE PROVIDERS & SERVICES — 0.0% (f)
Other Security		602,000
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (g) (h)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Other Security		167,298
PHARMACEUTICALS — 0.0% (f)
Other Security		114,485
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (g) (h)	35,050	473,175
TOTAL COMMON STOCKS (Cost $16,508,625)		1,658,766
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (i) (j)	81,385,275	81,417,830
See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	1,224,907,425	$ 1,224,907,425
TOTAL SHORT-TERM INVESTMENTS (Cost $1,306,325,196)		1,306,325,255
TOTAL INVESTMENTS — 111.2% (Cost $12,219,823,025)		11,737,674,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(1,182,487,092)
NET ASSETS — 100.0%		$ 10,555,187,040
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	When-issued security.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(e)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $674,556, representing less than 0.05% of the Fund's net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
MTN	Medium Term Note
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$10,429,690,111	$ —	$10,429,690,111
Common Stocks	984,210	—	674,556	1,658,766
Short-Term Investments	1,306,325,255	—	—	1,306,325,255
TOTAL INVESTMENTS	$1,307,309,465	$10,429,690,111	$674,556	$11,737,674,132
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$2,388,533,861	$2,307,108,855	$(7,235)	$59	81,385,275	$ 81,417,830	$ 882,611
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio II	—	—	3,558,957,020	2,334,049,595	—	—	1,224,907,425	1,224,907,425	3,816,543
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	1,074,441,525	1,636,513,192	—	—	—	—	1,426,858
Total		$627,252,497	$7,324,550,491	$6,645,470,557	$(7,235)	$59		$1,306,325,255	$6,277,130
See accompanying notes to financial statements.
36

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.5%
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK 0.30%, 12/31/2023 (a)(b)	$ 1,172,481	$ 1,017,127
Other Securities		13,491,474
		14,508,601
AEROSPACE & DEFENSE — 1.8%
Other Securities		54,935,493
AGRICULTURE — 0.2%
Other Securities		7,312,092
AIRLINES — 1.4%
American Airlines, Inc. 11.75%, 7/15/2025 (a)	11,120,000	10,558,551
Other Securities		32,790,030
		43,348,581
APPAREL — 0.4%
Other Securities		12,076,946
AUTO MANUFACTURERS — 2.7%
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	20,000	20,002
2.98%, 8/3/2022	2,559,000	2,454,081
3.09%, 1/9/2023 (c)	125,000	119,104
3.10%, 5/4/2023	3,273,000	3,100,513
3.20%, 1/15/2021 (c)	10,258,000	10,116,645
3.22%, 1/9/2022 (c)	1,742,000	1,694,095
3.34%, 3/18/2021	942,000	932,542
3.34%, 3/28/2022 (c)	1,681,000	1,634,621
3.35%, 11/1/2022	3,723,000	3,588,600
3.47%, 4/5/2021	3,883,000	3,844,170
3.66%, 9/8/2024 (c)	1,312,000	1,236,534
3.81%, 10/12/2021	7,089,000	7,024,136
3.81%, 1/9/2024	1,553,000	1,492,169
4.06%, 11/1/2024	3,677,000	3,503,997
4.14%, 2/15/2023 (c)	963,000	942,103
4.25%, 9/20/2022	2,737,000	2,683,136
4.54%, 8/1/2026 (c)	343,000	326,382
4.69%, 6/9/2025	3,899,000	3,810,649
5.09%, 1/7/2021	788,000	789,284
5.58%, 3/18/2024	933,000	942,255
See accompanying notes to financial statements.
37

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.88%, 8/2/2021	$ 930,000	$ 939,216
Other Securities		31,516,543
		82,710,777
AUTO PARTS & EQUIPMENT — 1.2%
Other Securities		37,082,868
BANKS — 1.5%
CIT Group, Inc. 5.00%, 8/15/2022 (c)	9,611,000	9,818,213
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	10,586,000	10,874,786
Other Securities		26,238,159
		46,931,158
BEVERAGES — 0.3%
Other Securities		7,555,719
BUILDING MATERIALS — 0.7%
Other Securities		21,291,615
CHEMICALS — 2.7%
Other Securities		83,280,042
COAL — 0.1%
Other Securities		3,003,609
COMMERCIAL SERVICES — 3.5%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)(c)	13,393,000	12,454,151
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	15,344,000	15,288,608
Other Securities		79,692,565
		107,435,324
COMPUTERS — 1.6%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	11,188,000	11,190,238
7.13%, 6/15/2024 (a)	12,034,000	12,484,072
Other Securities		25,995,900
		49,670,210
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		19,547,426
DISTRIBUTION & WHOLESALE — 0.3%
Other Securities		10,129,793
See accompanying notes to financial statements.
38

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Navient Corp.:
5.00%, 10/26/2020	$ 3,111,000	$ 3,100,392
5.50%, 1/25/2023 (c)	4,818,000	4,627,015
5.88%, 3/25/2021	5,005,000	4,918,414
5.88%, 10/25/2024 (c)	4,666,000	4,384,127
6.50%, 6/15/2022	4,396,000	4,318,015
6.63%, 7/26/2021	3,338,000	3,271,240
6.75%, 6/25/2025 (c)	3,039,000	2,908,870
7.25%, 9/25/2023	8,488,000	8,293,370
Series MTN, 6.13%, 3/25/2024 (c)	1,749,000	1,664,908
Series MTN, 7.25%, 1/25/2022 (c)	2,128,000	2,136,533
Springleaf Finance Corp.:
5.63%, 3/15/2023 (c)	4,808,000	4,861,321
6.13%, 5/15/2022	3,382,000	3,446,326
6.13%, 3/15/2024	13,256,000	13,455,105
6.88%, 3/15/2025	2,724,000	2,798,747
7.75%, 10/1/2021	2,800,000	2,916,284
8.25%, 12/15/2020	6,085,000	6,261,039
8.88%, 6/1/2025	2,692,000	2,876,940
Other Securities		56,811,660
		133,050,306
ELECTRIC — 0.9%
Other Securities		27,488,546
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Other Securities		11,442,892
ELECTRONICS — 0.2%
Other Securities		6,720,370
ENERGY-ALTERNATE SOURCES — 0.2%
Other Securities		4,713,945
ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a)(b)	4,407,135	22,036
Other Securities		7,762,180
		7,784,216
ENTERTAINMENT — 2.9%
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	9,581,000	9,620,282
See accompanying notes to financial statements.
39

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Other Securities		$ 77,232,158
		86,852,440
ENVIRONMENTAL CONTROL — 0.5%
Other Securities		15,608,767
FOOD — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 6.63%, 6/15/2024 (c)	$ 11,073,000	11,423,239
US Foods, Inc. 6.25%, 4/15/2025 (a)	11,163,000	11,357,460
Other Securities		51,852,692
		74,633,391
FOOD SERVICE — 0.3%
Other Securities		10,101,493
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		5,064,689
GAS — 0.1%
Other Securities		3,607,998
HAND & MACHINE TOOLS — 0.1%
Other Security		4,383,705
HEALTH CARE PRODUCTS — 0.4%
Other Securities		11,699,993
HEALTH CARE SERVICES — 6.2%
Centene Corp. 4.75%, 1/15/2025	10,767,000	11,011,088
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	23,762,000	22,364,794
6.63%, 2/15/2025 (a)(c)	2,093,000	1,995,906
6.88%, 2/1/2022	75,500	60,919
8.13%, 6/30/2024 (a)(c)	15,784,000	10,671,562
8.63%, 1/15/2024 (a)	10,036,000	9,820,326
9.88%, 6/30/2023 (a)(c)(d)	2,549,000	2,045,318
DaVita, Inc. 5.13%, 7/15/2024	9,266,000	9,427,970
HCA, Inc. 5.38%, 2/1/2025	15,998,000	17,121,859
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (c)	13,913,000	13,627,644
4.63%, 9/1/2024 (a)	6,616,000	6,532,440
See accompanying notes to financial statements.
40

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.13%, 5/1/2025 (c)	$ 8,852,000	$ 8,553,688
6.75%, 6/15/2023	6,701,000	6,649,335
7.50%, 4/1/2025 (a)	4,336,000	4,610,295
8.13%, 4/1/2022	17,113,000	17,930,659
Other Securities		45,154,692
		187,578,495
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Other Securities		8,321,219
HOME BUILDERS — 1.6%
Other Securities		50,054,065
HOME FURNISHINGS — 0.0% (e)
Other Security		754,773
HOUSEHOLD PRODUCTS & WARES — 0.4%
Other Securities		12,470,928
HOUSEWARES — 0.3%
Other Securities		9,614,420
INSURANCE — 1.4%
Other Securities		41,309,626
INTERNET — 1.3%
Other Securities		40,480,951
IRON/STEEL — 0.7%
Other Securities		20,363,177
LEISURE TIME — 1.6%
Carnival Corp. 11.50%, 4/1/2023 (a)	18,185,000	19,729,452
Other Securities		29,219,693
		48,949,145
LODGING — 2.7%
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (c)	11,741,000	11,356,717
MGM Resorts International 6.00%, 3/15/2023 (c)	10,958,000	11,053,006
Other Securities		59,640,199
		82,049,922
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Security		3,565,007
See accompanying notes to financial statements.
41

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		$ 7,782,771
MEDIA — 6.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.88%, 4/1/2024 (a)	$ 12,729,000	13,123,344
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	10,044,000	9,317,518
DISH DBS Corp.:
5.00%, 3/15/2023	11,382,000	11,369,252
5.88%, 7/15/2022	7,821,000	7,963,733
5.88%, 11/15/2024	12,411,000	12,349,566
6.75%, 6/1/2021	12,213,000	12,441,505
Sirius XM Radio, Inc. 4.63%, 7/15/2024 (a)	13,835,000	14,179,353
Other Securities		116,691,625
		197,435,896
METAL FABRICATE & HARDWARE — 0.2%
Other Security		6,060,138
MINING — 1.9%
Freeport-McMoRan, Inc. 3.88%, 3/15/2023 (c)	11,656,000	11,653,436
Other Securities		46,915,885
		58,569,321
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		10,043,986
OFFICE & BUSINESS EQUIPMENT — 1.0%
Xerox Corp. 4.13%, 3/15/2023 (c)	10,498,000	10,498,840
Other Securities		19,309,754
		29,808,594
OIL & GAS — 8.4%
Occidental Petroleum Corp.:
2.60%, 8/13/2021 (c)	8,187,000	8,011,225
2.60%, 4/15/2022	4,865,000	4,641,210
2.70%, 8/15/2022 (c)	12,154,000	11,315,739
2.70%, 2/15/2023 (c)	4,897,000	4,508,276
2.90%, 8/15/2024	22,407,000	19,149,022
3.13%, 2/15/2022 (c)	4,535,000	4,369,473
3.50%, 6/15/2025 (c)	735,000	622,038
See accompanying notes to financial statements.
42

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.85%, 3/15/2021 (c)	$ 9,584,000	$ 9,572,787
6.95%, 7/1/2024	2,605,000	2,554,333
8.00%, 7/15/2025 (f)	2,145,000	2,155,746
Series 1, 4.10%, 2/1/2021 (c)	1,972,000	1,976,476
Other Securities		185,323,850
		254,200,175
OIL & GAS SERVICES — 0.7%
Other Securities		21,446,702
PACKAGING & CONTAINERS — 2.7%
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	14,210,000	13,970,561
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.13%, 7/15/2023 (a)	13,336,000	13,401,880
Other Securities		53,895,625
		81,268,066
PHARMACEUTICALS — 1.9%
Bausch Health Cos., Inc.:
6.13%, 4/15/2025 (a)(c)	20,711,951	20,985,142
7.00%, 3/15/2024 (a)(c)	15,761,000	16,344,315
Other Securities		19,607,534
		56,936,991
PIPELINES — 3.1%
Other Securities		94,321,618
REAL ESTATE — 0.8%
Other Securities		23,298,305
REAL ESTATE INVESTMENT TRUSTS — 3.9%
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)(c)	12,765,000	12,963,368
Other Securities		104,055,505
		117,018,873
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	13,017,000	13,026,503
PetSmart, Inc. 7.13%, 3/15/2023 (a)	11,481,000	11,318,314
Other Securities		132,805,547
		157,150,364
See accompanying notes to financial statements.
43

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.0% (e)
Other Security		$ 437,023
SOFTWARE — 1.5%
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$ 11,132,000	11,325,586
Other Securities		33,922,859
		45,248,445
STORAGE & WAREHOUSING — 0.0% (e)
Other Security		994,891
TELECOMMUNICATIONS — 8.1%
CenturyLink, Inc.:
5.63%, 4/1/2025 (c)	2,561,000	2,648,817
Series S, 6.45%, 6/15/2021 (c)	10,033,000	10,259,746
Series T, 5.80%, 3/15/2022	6,866,000	7,054,884
Series W, 6.75%, 12/1/2023 (c)	6,552,000	7,049,100
Series Y, 7.50%, 4/1/2024 (c)	5,083,000	5,590,741
CommScope, Inc. 5.50%, 3/1/2024 (a)	11,081,000	11,219,512
Sprint Corp.:
7.13%, 6/15/2024	10,402,000	11,731,168
7.25%, 9/15/2021	8,846,000	9,268,927
7.63%, 2/15/2025	808,000	932,125
7.88%, 9/15/2023	22,224,000	25,055,560
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (c)	2,110,000	2,169,629
5.13%, 4/15/2025 (c)	1,738,000	1,775,975
6.00%, 3/1/2023	13,818,000	13,901,184
6.00%, 4/15/2024	7,952,000	8,113,744
6.38%, 3/1/2025 (c)	9,595,000	9,841,400
6.50%, 1/15/2024 (c)	3,483,000	3,558,477
Other Securities		114,673,660
		244,844,649
TRANSPORTATION — 1.1%
XPO Logistics, Inc. 6.50%, 6/15/2022 (a)	10,760,000	10,773,450
Other Securities		22,355,620
		33,129,070
See accompanying notes to financial statements.
44

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
Other Security		$ 5,048,908
TOTAL CORPORATE BONDS & NOTES (Cost $3,077,703,262)		2,954,529,519
	Shares
COMMON STOCKS — 0.0%(e)
CONSTRUCTION & ENGINEERING — 0.0% (e)
Other Securities		59,481
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (b) (g)	8,448,041	—
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (e)
Other Security		165
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (b) (g)	9,870	98,700
MEDIA — 0.0% (e)
Other Securities		102,012
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Other Security		57,394
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (b) (g)	41,112	555,012
Erickson, Inc. (b) (g)	7,423	37,115
		592,127
TOTAL COMMON STOCKS (Cost $16,810,170)		909,879
Principal Amount
Senior Floating Rate Loans — 0.0% (e)
MEDIA — 0.0% (e)
Other Security		682,017
Shares
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (c)	11,802	—
See accompanying notes to financial statements.
45

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (Cost $0)(a) (b)	4,407,135	$ —
MEDIA — 0.0% (e)
Other Security		201,019
TOTAL WARRANTS (Cost $421,746)		201,019
SHORT-TERM INVESTMENTS — 15.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (h) (i)	82,287,603	82,320,518
State Street Navigator Securities Lending Portfolio II (j) (k)	388,958,936	388,958,936
TOTAL SHORT-TERM INVESTMENTS (Cost $471,264,917)		471,279,454
TOTAL INVESTMENTS — 112.8% (Cost $3,566,936,933)		3,427,601,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(390,261,270)
NET ASSETS — 100.0%		$ 3,037,340,618
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 49.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $1,729,990, representing 0.10% of the Fund's net assets.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	When-issued security.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
46

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(i)	The rate shown is the annualized seven-day yield at June 30, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
PIK	Payment in Kind
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,953,490,356	$1,039,163	$2,954,529,519
Common Stocks	218,887	165	690,827	909,879
Senior Floating Rate Loans	—	682,017	—	682,017
Warrants	—	201,019	0(a)	201,019
Short-Term Investments	471,279,454	—	—	471,279,454
TOTAL INVESTMENTS	$471,498,341	$2,954,373,557	$1,729,990	$3,427,601,888
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$1,115,300,666	$1,032,935,609	$(59,076)	$14,537	82,287,603	$ 82,320,518	$ 624,467
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio II	—	—	1,277,489,491	888,530,555	—	—	388,958,936	388,958,936	1,578,170
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	227,489,009	441,434,440	—	—	—	—	689,055
Total		$281,472,084	$2,735,371,137	$2,545,519,228	$(59,076)	$14,537		$471,279,454	$2,965,057
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,609,220,681	$10,431,348,877	$2,956,322,434
Investments in affiliated issuers, at value	258,665,275	1,306,325,255	471,279,454
Total Investments	4,867,885,956	11,737,674,132	3,427,601,888
Cash	83,861	20,523,766	—
Receivable for investments sold	119,939,083	1,169,101,270	175,354,308
Receivable for fund shares sold	72,283,608	40,426,039	83,111,342
Dividends receivable — unaffiliated issuers	2,327,147	—	—
Dividends receivable — affiliated issuers	717,631	20,991	26,899
Interest receivable — unaffiliated issuers	10,349,728	172,396,295	46,954,396
Securities lending income receivable — unaffiliated issuers	3,128	20,255	8,969
Securities lending income receivable — affiliated issuers	84,189	464,899	164,092
Receivable for foreign taxes recoverable	—	323,352	10,599
Other Receivable	—	26,498	1,050
TOTAL ASSETS	5,073,674,331	13,140,977,497	3,733,233,543
LIABILITIES
Due to custodian	—	—	2,066,218
Payable upon return of securities loaned	233,003,345	1,224,907,425	388,958,936
Payable for investments purchased	195,145,582	306,634,242	137,544,285
Payable for fund shares repurchased	—	1,050,209,129	166,194,133
Advisory fee payable	1,447,156	4,034,400	1,127,666
Trustees’ fees and expenses payable	2,112	5,261	1,687
TOTAL LIABILITIES	429,598,195	2,585,790,457	695,892,925
NET ASSETS	$4,644,076,136	$10,555,187,040	$3,037,340,618
NET ASSETS CONSIST OF:
Paid-in Capital	$4,071,883,330	$12,469,326,630	$3,762,430,391
Total distributable earnings (loss)	572,192,806	(1,914,139,590)	(725,089,773)
NET ASSETS	$4,644,076,136	$10,555,187,040	$3,037,340,618
NET ASSET VALUE PER SHARE
Net asset value per share	$ 60.23	$ 101.03	$ 25.16
Shares outstanding (unlimited amount authorized, $0.01 par value)	77,100,000	104,474,605	120,700,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,943,884,107	$10,913,497,829	$3,095,672,016
Investments in affiliated issuers	258,665,275	1,306,325,196	471,264,917
Total cost of investments	$4,202,549,382	$12,219,823,025	$3,566,936,933
* Includes investments in securities on loan, at value	$ 253,849,285	$ 1,473,665,095	$ 475,470,538
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (10,783,219)	$ 541,526,203	$ 175,131,815
Dividend income — unaffiliated issuers	47,042,451	104,442	36,862
Dividend income — affiliated issuers	4,777,762	1,033,729	697,832
Unaffiliated securities lending income	65,896	382,686	101,614
Affiliated securities lending income	1,490,665	5,243,401	2,267,225
Foreign taxes withheld	—	(2,335)	(965)
TOTAL INVESTMENT INCOME (LOSS)	42,593,555	548,288,126	178,234,383
EXPENSES
Advisory fee	16,645,867	39,653,831	12,569,703
Trustees’ fees and expenses	56,928	130,064	41,759
Miscellaneous expenses	3,305	6,839	2,558
TOTAL EXPENSES	16,706,100	39,790,734	12,614,020
NET INVESTMENT INCOME (LOSS)	$ 25,887,455	$ 508,497,392	$ 165,620,363
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	118,239,368	(322,150,878)	(172,488,653)
Investments — affiliated issuers	(6,801,568)	(7,235)	(59,076)
In-kind redemptions — unaffiliated issuers	95,125,912	459,975,257	53,932,654
Net realized gain (loss)	206,563,712	137,817,144	(118,615,075)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	381,067,459	(286,004,342)	(78,736,958)
Investment — affiliated issuers	(3,429,251)	59	14,537
Net change in unrealized appreciation/depreciation	377,638,208	(286,004,283)	(78,722,421)
NET REALIZED AND UNREALIZED GAIN (LOSS)	584,201,920	(148,187,139)	(197,337,496)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$610,089,375	$ 360,310,253	$ (31,717,133)
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,887,455	$ (24,708,391)
Net realized gain (loss)	206,563,712	289,862,075
Net change in unrealized appreciation/depreciation	377,638,208	(104,836,108)
Net increase (decrease) in net assets resulting from operations	610,089,375	160,317,576
Net equalization credits and charges	9,534,426	3,239,652
Distributions to shareholders	(133,938,198)	(232,294,018)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,632,985,641	1,294,000,771
Cost of shares redeemed	(1,323,542,708)	(1,839,526,219)
Net income equalization	(9,534,426)	(3,239,652)
Other Capital	84,568	10,335
Net increase (decrease) in net assets from beneficial interest transactions	299,993,075	(548,754,765)
Net increase (decrease) in net assets during the period	785,678,678	(617,491,555)
Net assets at beginning of period	3,858,397,458	4,475,889,013
NET ASSETS AT END OF PERIOD	$ 4,644,076,136	$ 3,858,397,458
SHARES OF BENEFICIAL INTEREST:
Shares sold	29,200,000	25,000,000
Shares redeemed	(25,000,000)	(36,400,000)
Net increase (decrease) from share transactions	4,200,000	(11,400,000)
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 508,497,392	$ 501,109,256
Net realized gain (loss)	137,817,144	(165,104,248)
Net change in unrealized appreciation/depreciation	(286,004,283)	293,375,955
Net increase (decrease) in net assets resulting from operations	360,310,253	629,380,963
Net equalization credits and charges	379,758	4,600,515
Distributions to shareholders	(540,633,941)	(506,773,400)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	36,255,805,290	29,165,145,088
Cost of shares redeemed	(34,925,935,814)	(29,394,147,248)
Net income equalization	(379,758)	(4,600,515)
Other Capital	3,402,318	2,107,432
Net increase (decrease) in net assets from beneficial interest transactions	1,332,892,036	(231,495,243)
Net increase (decrease) in net assets during the period	1,152,948,106	(104,287,165)
Net assets at beginning of period	9,402,238,934	9,506,526,099
NET ASSETS AT END OF PERIOD	$ 10,555,187,040	$ 9,402,238,934
SHARES OF BENEFICIAL INTEREST:
Shares sold	350,800,001	274,466,667
Shares redeemed	(332,800,000)	(277,000,000)
Net increase (decrease) from share transactions	18,000,001	(2,533,333)
(a)On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
51

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 165,620,363	$ 185,743,059
Net realized gain (loss)	(118,615,075)	(67,938,617)
Net change in unrealized appreciation/depreciation	(78,722,421)	45,979,497
Net increase (decrease) in net assets resulting from operations	(31,717,133)	163,783,939
Net equalization credits and charges	(1,533,368)	(1,587,606)
Distributions to shareholders	(176,399,855)	(186,601,669)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	5,810,390,428	4,327,408,255
Cost of shares redeemed	(5,604,012,147)	(4,810,818,700)
Net income equalization	1,533,368	1,587,606
Other Capital	266,785	254,002
Net increase (decrease) in net assets from beneficial interest transactions	208,178,434	(481,568,837)
Net increase (decrease) in net assets during the period	(1,471,922)	(505,974,173)
Net assets at beginning of period	3,038,812,540	3,544,786,713
NET ASSETS AT END OF PERIOD	$ 3,037,340,618	$ 3,038,812,540
SHARES OF BENEFICIAL INTEREST:
Shares sold	226,500,000	160,200,000
Shares redeemed	(217,500,000)	(178,200,000)
Net increase (decrease) from share transactions	9,000,000	(18,000,000)
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44
Income (loss) from investment operations:
Net investment income (loss) (a)	0.34	(0.30)	0.23	0.98	0.82
Net realized and unrealized gain (loss) (b)	8.56	2.88	5.40	7.17	(1.38)
Total from investment operations	8.90	2.58	5.63	8.15	(0.56)
Net equalization credits and charges (a)	0.12	0.04	0.01	(0.33)	0.34
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(1.72)	(2.78)	(2.08)	(2.09)	(2.32)
Net realized gains	—	—	—	—	(1.12)
Total distributions	(1.72)	(2.78)	(2.08)	(2.09)	(3.44)
Net asset value, end of period	$ 60.23	$ 52.93	$ 53.09	$ 49.53	$ 43.78
Total return (d)	17.45%	5.51%	11.62%	18.34%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,644,076	$3,858,397	$4,475,889	$3,873,400	$2,197,606
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	0.62%	(0.58)%	0.44%	2.12%	1.84%
Portfolio turnover rate (e)	41%	36%	40%	32%	30%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02
Income (loss) from investment operations:
Net investment income (loss) (b)	5.40	6.08	5.85	6.54	6.66
Net realized and unrealized gain (loss) (c)	(7.31)	1.84	(4.53)	5.49	(9.30)
Total from investment operations	(1.91)	7.92	1.32	12.03	(2.64)
Net equalization credits and charges (b)	0.00(d)	0.06	0.00(d)	0.00(d)	0.09
Other capital (b)	0.04	0.03	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(5.83)	(6.08)	(5.85)	(6.60)	(6.66)
Net asset value, end of period	$ 101.03	$ 108.73	$ 106.80	$ 111.30	$ 105.84
Total return (e)	(1.81)%	7.81%	1.23%	11.65%	(1.99)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$10,555,187	$9,402,239	$9,506,526	$11,613,180	$11,238,281
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.13%	5.72%	5.34%	5.97%	6.32%
Portfolio turnover rate (f)	50%	44%	38%	46%	59%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
54

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82
Income (loss) from investment operations:
Net investment income (loss) (a)	1.37	1.54	1.48	1.62	1.51
Net realized and unrealized gain (loss) (b)	(1.93)	(0.11)	(0.58)	1.10	(2.02)
Total from investment operations	(0.56)	1.43	0.90	2.72	(0.51)
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.01)	0.02	(0.01)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.48)	(1.54)	(1.48)	(1.62)	(1.50)
Net asset value, end of period	$ 25.16	$ 27.21	$ 27.33	$ 27.92	$ 26.80
Total return (d)	(2.10)%	5.37%	3.30%	10.43%	(1.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,037,341	$3,038,813	$3,544,787	$4,022,599	$3,138,527
Ratios to average net assets:
Total expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.27%	5.67%	5.37%	5.85%	5.66%
Portfolio turnover rate (e)	90%	65%	53%	57%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2020:
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. Each contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Adviser may continue each waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and each waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2020. Each waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Funds' Board.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$1,702,575,562	$1,669,852,073
SPDR Bloomberg Barclays High Yield Bond ETF	5,464,268,886	4,804,786,801
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	2,691,032,873	2,672,299,243
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 1,594,758,681	$ 1,316,580,718	$ 95,125,912
SPDR Bloomberg Barclays High Yield Bond ETF	34,582,530,479	33,843,116,307	459,975,257
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,685,353,979	5,459,180,752	53,932,654
62

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (the "IRS") for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, contingent payment debt instruments, wash sale loss deferrals,
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

defaulted bonds, deemed dividends on convertible debt and distributions in excess of current earnings.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$133,938,198	$—	$133,938,198
SPDR Bloomberg Barclays High Yield Bond ETF	540,633,941	—	540,633,941
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	176,399,855	—	176,399,855
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$ 232,294,018	$ —	$ 232,294,018
SPDR Bloomberg Barclays High Yield Bond ETF	506,773,400	—	506,773,400
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	186,601,669	—	186,601,669
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays Convertible Securities ETF	$68,851,123	$ (79,119,947)	$—	$ 582,461,631	$—	$ 572,192,807
SPDR Bloomberg Barclays High Yield Bond ETF	4,692,768	(1,408,652,341)	—	(510,180,017)	—	(1,914,139,590)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	12,195,219	(589,540,616)	—	(147,744,376)	—	(725,089,773)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Convertible Securities ETF	$ 36,440,693	$ 42,679,254
SPDR Bloomberg Barclays High Yield Bond ETF	347,436,684	1,061,215,657
64

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	$226,921,366	$ 362,619,250
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 4,285,424,325	$764,641,079	$182,179,448	$ 582,461,631
SPDR Bloomberg Barclays High Yield Bond ETF	12,247,854,149	38,622,164	548,802,181	(510,180,017)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,575,346,264	26,902,137	174,646,513	(147,744,376)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the
65

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 253,849,285	$ 233,003,345	$ 24,257,175	$ 257,260,520
SPDR Bloomberg Barclays High Yield Bond ETF	1,473,665,095	1,224,907,425	281,057,867	1,505,965,292
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	475,470,538	388,958,936	96,567,306	485,526,242
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 43,142,717	$—	$—	$—	$ 43,142,717	$ 43,142,717
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	189,860,628	—	—	—	189,860,628	189,860,628
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	97,500	—	—	—	97,500	97,500
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	1,224,809,925	—	—	—	1,224,809,925	1,224,809,925
66

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Common Stocks	$ 3,255,190	$—	$—	$—	$ 3,255,190	$ 3,255,190
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	385,697,895	—	—	—	385,697,895	385,697,895
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Funds had no outstanding loans as of June 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
67

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
11.    Reverse Stock Split
The Board authorized a 1-for-3 reverse stock split for the SPDR Bloomberg Barclays High Yield Bond ETF effective after the close of trading on May 6, 2019. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of three, while increasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements for the Fund has been adjusted to reflect the reverse stock split.
12.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $15,331,225 and $5,380,732, respectively.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
69

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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Convertible Securities ETF, SPDR Bloomberg Barclays High Yield Bond ETF and SPDR Bloomberg Barclays Short Term High Yield Bond ETF (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedule of investments or summary schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2020 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
72

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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,096.60	$ 945.20	$ 959.50
Expenses Paid During Period(a)	2.09	1.93	1.95
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(a)	2.01	2.01	2.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global
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OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
77

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
78

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
79

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
80

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

81

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
82

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
83

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRTOPFIAR

Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Aggregate Bond Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Standard & Poor's Financial Services, LLC, and Fitch Inc.) government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The securities in the Index must have at least 1 year remaining to maturity and must have $300 million or more of outstanding face value. Asset backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. For commercial mortgage backed securities, the original aggregate transaction must have a minimum deal size of $500 million, and a minimum tranche size of $25 million; the aggregate outstanding transaction sizes must be at least $300 million to remain in the Index. In addition, the securities must be U.S. dollar denominated, fixed rate, non-convertible, and taxable. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. Intermediate Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 1 year and less than 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating- rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays U.S. Long Term Corporate Bond Index is designed to measure the performance of U.S. corporate bonds that have a maturity of greater than or equal to 10 years. The Index is a component of the Bloomberg Barclays U.S. Corporate Index and includes investment grade, fixed-rate, taxable, U.S. dollar-denominated debt with $300 million or more of par amount outstanding, issued by U.S. and non-U.S. industrial, utility, and financial institutions. Subordinated issues, securities with normal call and put provisions and sinking funds, medium-term notes (if they are publicly underwritten), 144A securities with registration rights, and global issues that are SEC-registered are included. Structured notes with embedded swaps or other special features, as well as private placements, floating-rate securities, and Eurobonds are excluded from the Index.
The Bloomberg Barclays Long U.S. Treasury Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of 10 years or more. The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 years or more, are rated investment grade, and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed rate and non-convertible. Excluded from the Index are certain special issues, such as flower bonds, targeted investor notes, state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted.
The Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index is designed to measure the performance of the short term U.S. corporate bond market. The Index includes publicly issued U.S. dollar denominated corporate issues that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade (must be Baa3/BBB- or higher using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC), and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and nonconvertible. The Index includes only corporate sectors. The corporate sectors are Industrial, Utility, and Financial Institutions, which include both U.S. and non-U.S. corporations. The following instruments are excluded from the Index: structured notes with embedded swaps or other special features; private placements; floating rate securities; and Eurobonds. The Index is market capitalization weighted.
The Bloomberg Barclays 1-3 Year U.S. Treasury Index is designed to measure the performance of short term (1-3 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 1 year and less than 3 years, are rated investment grade and have $300 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars, fixed rate and non-convertible. Securities excluded from the Index include state and local government series bonds, inflation protected public obligations of the U.S. Treasury, commonly known as "TIPS," floating rate bonds and coupon issues that have been stripped from bonds included in the Index. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
See accompanying notes to financial statements.
1

Notes to Performance Summaries (Unaudited)  (continued)
The Bloomberg Barclays U.S. Government Inflation-Linked Bond Index includes publicly issued, U.S. Treasury inflation protected securities that have at least 1 year remaining to maturity on index rebalancing date, with an issue size equal to or in excess of $500 million. Bonds must be capital-indexed and linked to an eligible inflation index. The securities must be denominated in U.S. dollars and pay coupon and principal in U.S. dollars. The notional coupon of a bond must be fixed or zero. Bonds must settle on or before the index rebalancing date.
The Bloomberg Barclays 3-10 Year U.S. Treasury Index is designed to measure the performance of intermediate term (3-10 years) public obligations of the U.S. Treasury. The Index includes all publicly issued U.S. Treasury securities that have a remaining maturity of greater than or equal to 3 years and less than 10 years, are rated investment grade and have $300 million or more of outstanding face value.
The ICE BofA US High Yield Index is market capitalization weighted and is designed to measure the performance of U.S. dollar denominated below investment grade (commonly referred to as "junk") corporate debt publicly issued in the U.S. domestic market. The Index includes securities rated below investment grade (based on an average of Moody's Investors Service, Inc., Fitch, Inc., and Standard & Poor's Financial Services, LLC) with at least 18 months remaining to final maturity at the time of issuance and at least one year remaining term to final maturity as of the Index's rebalancing date. In addition, individual securities of qualifying issuers must have a fixed coupon schedule and a minimum amount outstanding of $250 million.
The Bloomberg Barclays U.S. Corporate Bond Index is designed to measure the performance of the investment grade corporate bond market. The Index includes publicly issued, investment grade, fixed-rate, taxable, U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. industrial, utility, and financial institutions. Bonds included in the Index must have $300 million or more of par amount outstanding and a remaining maturity of at least 1 year. The Index considers investment grade securities to be rated Baa3/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Inc., or Standard & Poor's Financial Services, LLC.
The Bloomberg Barclays U.S. MBS Index (the “MBS Index”) measures the performance of the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government-sponsored enterprises: Government National Mortgage Association (“GNMA”); Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”).
See accompanying notes to financial statements.
2

SPDR Portfolio Aggregate Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Aggregate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. dollar denominated investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.53%, and the Index was 8.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the strong risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. All fixed income asset classes were negatively impacted as investor risk-off sentiment shifted allocations out of spread sectors and even impacted “safe haven” Treasuries and Government securities. We saw option adjusted spreads across sectors increase to historical wides and combined with increased costs of trading in an illiquid market, the volatile environment hurt performance.
The Fund’s performance recovered in Q2 2020 as sector spreads retraced their wides on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across most fixed income sectors tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record corporate bond new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
3

SPDR Portfolio Aggregate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Aggregate Bond Index
ONE YEAR	8.53%	8.74%	8.74%	8.53%	8.74%	8.74%
FIVE YEARS	22.93%	23.31%	23.45%	4.22%	4.28%	4.30%
TEN YEARS	44.08%	44.46%	45.55%	3.72%	3.75%	3.82%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Aggregate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.04%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Bonds 4.63% 2/15/2040	1.5%
Federal National Mortgage Association TBA 3.00% 7/1/2050	1.0
Federal National Mortgage Association TBA 2.50% 7/1/2050	0.9
Treasury Notes 1.38% 1/31/2025	0.7
Treasury Notes 1.38% 1/31/2022	0.7
TOTAL	4.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	36.9%
U.S. Government Agency Obligations	29.1
Corporate Bonds & Notes	27.5
Foreign Government Obligations	3.5
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.4
Short-Term Investments	12.7
Liabilities in Excess of Other Assets	(11.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Intermediate Term Corporate Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Intermediate Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate term (1-10 years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Intermediate Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 7.37%, and the Index was 7.21%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Spread sectors like corporates were hit particularly hard as investor risk-off sentiment initially prompted flows out of the asset class and volatility drove investment grade corporate spreads to historical wides of 373bps.
The Fund’s performance recovered into Q2 2020 on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including corporates, tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record corporate bond new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Portfolio Intermediate Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Intermediate Corporate Bond Index
ONE YEAR	7.37%	7.56%	7.21%	7.37%	7.56%	7.21%
FIVE YEARS	23.92%	24.04%	24.20%	4.38%	4.40%	4.43%
TEN YEARS(1) (2)	52.14%	51.62%	54.73%	4.29%	4.25%	4.44%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Barclays Capital U.S. Intermediate Credit Index to the Bloomberg Barclays U.S. Intermediate Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2010 through December 16, 2010 and the Bloomberg Barclays U.S. Intermediate Corporate Bond Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
CVS Health Corp. 4.30% 3/25/2028	0.3%
T-Mobile USA, Inc. 3.88% 4/15/2030	0.2
Goldman Sachs Group, Inc. 3.50% 4/1/2025	0.2
Capital One Financial Corp. 3.80% 1/31/2028	0.2
Wells Fargo & Co. 2.16% 2/11/2026	0.2
TOTAL	1.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Total Investments
Financial	36.0%
Consumer, Non-cyclical	15.6
Technology	7.8
Energy	7.5
Industrial	7.2
Communications	6.5
Consumer, Cyclical	5.9
Utilities	5.1
Basic Materials	2.0
Unknown B1	0.1
Short-Term Investments	6.3
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio Long Term Corporate Bond ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Long Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Long Term Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 13.51%, and the Index was 13.79%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Spread sectors like corporates were hit particularly hard as investor risk-off sentiment initially prompted flows out of the asset class and volatility drove investment grade corporate spreads to historical wides of 373bps.
The Fund’s performance recovered into Q2 2020 on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including corporates, tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record corporate bond new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

SPDR Portfolio Long Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Long Term Corporate Bond Index
ONE YEAR	13.51%	14.24%	13.79%	13.51%	14.24%	13.79%
FIVE YEARS	51.61%	53.11%	52.19%	8.68%	8.89%	8.76%
TEN YEARS(1) (2)	107.84%	107.43%	112.34%	7.59%	7.57%	7.80%

(1)	Effective December 17, 2010, the Fund changed its benchmark index from the Barclays Capital U.S. Long Credit Index to the Bloomberg Barclays U.S. Long Term Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to December 17, 2010.
(2)	Index returns represent the Fund’s prior benchmark index from June 30, 2009 through December 16, 2010 and the Bloomberg Barclays U.S. Long Term Corporate Bond Index from December 17, 2010 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
10

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Microsoft Corp. 2.53% 6/1/2050	0.5%
GE Capital International Funding Co. 4.42% 11/15/2035	0.4
Novartis Capital Corp. 2.20% 8/14/2030	0.4
Amgen, Inc. 4.66% 6/15/2051	0.3
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.3
TOTAL	1.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Total Investments
Consumer, Non-cyclical	22.4%
Financial	15.2
Communications	14.9
Utilities	12.0
Industrial	9.7
Energy	8.7
Technology	7.1
Consumer, Cyclical	4.8
Basic Materials	3.2
Short-Term Investments	2.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR Portfolio Long Term Treasury ETF (SPTL)
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Long Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the long term (10+ years) sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays Long U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 25.37%, and the Index was 25.41%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.. From July to October 2019, the Federal Reserve cut the federal funds rate three times for a total of 75 bps; interest rates followed suit, positively impacting Fund performance. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, the Fed cut rates another 150 bps to the effective zero lower bound. Subsequently, the Treasury market rallied and performance benefited from the risk-off environment as the Fund’s NAV rose from $38.87 on December 31, 2019 to $47.24 on March 31, 2020. Treasuries remained relatively unchanged into Q2 2020 as the Fed supported the sector through substantial quantitative easing.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
12

SPDR Portfolio Long Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays Long U.S. Treasury Index
ONE YEAR	25.37%	25.54%	25.41%	25.37%	25.54%	25.41%
FIVE YEARS	55.12%	55.75%	55.69%	9.18%	9.27%	9.26%
TEN YEARS	108.78%	108.87%	110.76%	7.64%	7.64%	7.74%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Long Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
13

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Bonds 3.38% 11/15/2048	3.7%
Treasury Bonds 2.88% 5/15/2049	3.6
Treasury Bonds 2.00% 2/15/2050	3.6
Treasury Bonds 3.00% 2/15/2049	3.5
Treasury Bonds 3.00% 8/15/2048	3.4
TOTAL	17.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.3%
Short-Term Investments	16.2
Liabilities in Excess of Other Assets	(15.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR Portfolio Short Term Corporate Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Short Term Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 4.41%, and the Index was 4.36%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Spread sectors like corporates were hit particularly hard as investor risk-off sentiment initially prompted flows out of the asset class and volatility drove investment grade corporate spreads to historical wides of 373bps.
The Fund’s performance recovered into Q2 2020 on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including US corporates, tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record corporate bond new issuance, narrowing spreads, lowering transaction costs, and easing liquidity strain.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
15

SPDR Portfolio Short Term Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. 1-3 Year Corporate Bond Index
ONE YEAR	4.41%	4.49%	4.36%	4.41%	4.49%	4.36%
FIVE YEARS	13.81%	13.92%	14.44%	2.62%	2.64%	2.73%
TEN YEARS	25.69%	25.68%	28.83%	2.31%	2.31%	2.57%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
16

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
CVS Health Corp. 3.70% 3/9/2023	0.8%
Bank of America Corp. 3.00% 12/20/2023	0.7
HSBC Holdings PLC 3.03% 11/22/2023	0.6
AbbVie, Inc. 2.30% 11/21/2022	0.6
Wells Fargo & Co. 3.07% 1/24/2023	0.6
TOTAL	3.3%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	97.7%
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

% of Net Assets
Financial	41.8%
Consumer, Non-cyclical	16.2
Technology	8.4
Energy	7.2
Industrial	6.8
Consumer, Cyclical	6.1
Utilities	4.7
Communications	4.7
Basic Materials	1.8
Short-Term Investments	4.5
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR Portfolio Short Term Treasury ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Short Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term sector of the United States Treasury market. The Fund’s benchmark is Bloomberg Barclays 1-3 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 4.12%, and the Index was 4.14%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Policy action and the exogenous shock of COVID-19 were the primary drivers of Fund performance during the Reporting Period. From July to October 2019, the Federal Reserve (Fed) cut the federal funds rate three times and a total of 75bps; interest rates followed suit, positively impacting Fund performance. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. This negatively impacted all fixed income sectors, including “safe havens” like Treasuries. In response, the Fed cut rates another 150 bps to the effective zero lower bound and rates followed suit, settling into their low and range-bound environment, and positively impacting performance. Treasuries remained relatively unchanged into Q2 2020 as the Fed supported the sector through substantial quantitative easing.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
18

SPDR Portfolio Short Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Year U.S. Treasury Index
ONE YEAR	4.12%	4.13%	4.14%	4.12%	4.13%	4.14%
FIVE YEARS(1) (2)	9.42%	9.36%	9.77%	1.82%	1.81%	1.88%
SINCE INCEPTION(1) (2) (3)	12.31%	12.33%	13.10%	1.36%	1.36%	1.44%

(1)	Effective April 30, 2018 the Fund changed its benchmark index from the Bloomberg Barclays 1-5 Year U.S. Treasury Index to the Bloomberg Barclays 1-3 Year U.S. Treasury Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track a different benchmark index prior to April, 30, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from November 30, 2011 through April 29, 2018 and the Bloomberg Barclays 1-3 Year U.S. Treasury Index from April 30, 2018 through June 30, 2020.
(3)	For the period November 30, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Short Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
19

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Notes 1.63% 11/15/2022	2.7%
Treasury Notes 2.00% 11/30/2022	1.9
Treasury Notes 2.13% 12/31/2022	1.8
Treasury Notes 1.38% 2/15/2023	1.8
Treasury Notes 1.50% 1/15/2023	1.8
TOTAL	10.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	8.7
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR Portfolio TIPS ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 8.66%, and the Index was 8.74%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, the Fed cut rates another 150 bps to the effective lower bound. US real yields declined significantly in the first quarter, benefiting Fund performance, as the Fund’s NAV climbed from $28.55 on December 31, 2019, to a peak of $30.10 in early March. The US TIPS market sold off sharply at the height of the market dislocations in March, reaching a low of $26.89, as investors sought safety in nominal US Treasuries versus TIPS. However, real yields subsequently rallied and longer-term inflation expectations recovered to an extent, and the Fund’s NAV recovered approximately back to its peak by the end of the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
21

SPDR Portfolio TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Government Inflation-Linked Bond Index
ONE YEAR	8.66%	8.73%	8.74%	8.66%	8.73%	8.74%
FIVE YEARS	20.34%	20.61%	21.16%	3.77%	3.82%	3.91%
TEN YEARS	40.85%	40.77%	43.13%	3.48%	3.48%	3.65%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.12%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
22

SPDR Portfolio TIPS ETF (Formerly, SPDR Bloomberg Barclays TIPS ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.3%
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.2
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	3.2
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	3.1
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	3.1
TOTAL	15.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investment	27.0
Liabilities in Excess of Other Assets	(26.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
23

SPDR Portfolio Intermediate Term Treasury ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Portfolio Intermediate Term Treasury ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the intermediate-term sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 3-10 Year U.S. Treasury Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 9.18%, and the Index was 9.20%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period. From July to October 2019, the Federal Reserve cut the federal funds rate three times for a total of 75 bps; interest rates followed suit, positively impacting Fund performance. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, the Fed cut rates another 150 bps to the effective lower bound. Subsequently, the Treasury market rallied in the first quarter and performance benefited from the risk-off environment as the Fund’s NAV rose from $30.93 on December 31, 2019 to $33.13 on March 31, 2020. Treasuries remained relatively unchanged into Q2 2020 as the Fed supported the sector through substantial quantitative easing.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
24

SPDR Portfolio Intermediate Term Treasury ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index	Net Asset Value	Market Value	Bloomberg Barclays 3-10 Year U.S. Treasury Index
ONE YEAR	9.18%	9.23%	9.20%	9.18%	9.23%	9.20%
FIVE YEARS(1) (2)	19.69%	19.77%	20.16%	3.66%	3.67%	3.74%
TEN YEARS(1) (2)	32.32%	32.37%	33.57%	2.84%	2.84%	2.94%

(1)	Effective April 30, 2018, the Fund changed its benchmark from the Bloomberg Barclays Intermediate U.S. Treasury Index to the Bloomberg Barclays 3-10 Year U.S. Treasury Index. The Fund's performance is based on the Fund's prior investments strategy to track a different benchmark index prior to April 30, 2018.
(2)	Index returns represent the Fund's prior benchmark index from June 30, 2010 through April 29, 2018 and the Bloomberg Barclays 3-10 Year U.S. Treasury Index from April 30, 2018 through June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Intermediate Term Treasury ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
25

SPDR Portfolio Intermediate Term Treasury ETF (Formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Notes 2.88% 5/15/2028	2.0%
Treasury Notes 3.13% 11/15/2028	1.9
Treasury Notes 2.88% 8/15/2028	1.8
Treasury Notes 2.75% 2/15/2028	1.8
Treasury Notes 2.63% 2/15/2029	1.7
TOTAL	9.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(4.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
26

SPDR Portfolio High Yield Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio High Yield Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the broad U.S. corporate high yield market. The Fund’s benchmark is the ICE BofA US High Yield Index (the “Index”)*.
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was –0.78%, and the Index was –1.10%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally into Q2 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. The high yield sector was hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove spreads to historical wides of 1,100bps.
The Fund’s performance recovered in Q2 2020 as high yield spreads retraced their wides on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including US High Yield, tighter, improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective December 20, 2019 the Fund changed its benchmark index from the ICE BofAML US High Yield Index to the ICE BofA US High Yield Index. Performance of the Fund prior to December 20, 2019 is therefore based on the Fund’s investment strategy to track an index different from the ICE BofA US High Yield Index.
See accompanying notes to financial statements.
27

SPDR Portfolio High Yield Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	ICE BofA US High Yield Index	Net Asset Value	Market Value	ICE BofA US High Yield Index
ONE YEAR	– 0.78%	– 0.09%	– 1.10%	– 0.78%	– 0.09%	– 1.10%
FIVE YEARS(1) (2)	20.29%	21.34%	21.38%	3.76%	3.94%	3.95%
SINCE INCEPTION(1) (2) (3)	39.35%	40.26%	42.19%	4.22%	4.30%	4.48%

(1)	Effective April 1, 2019, the Fund changed its benchmark from the ICE BofAML US Diversified Crossover Corporate Index to the ICE BofA US High Yield Index . The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to April 1, 2019.
(2)	Index returns represent the Fund’s prior benchmark index from inception through March 31, 2019 and the ICE BofA US High Yield Index from April 1, 2019 through June 30, 2020.
(3)	For the period June 18, 2012 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/18/12, 6/19/12, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio High Yield Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
28

SPDR Portfolio High Yield Bond ETF (Formerly, SPDR ICE Bofaml Broad High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Occidental Petroleum Corp. 2.70% 8/15/2022	0.5%
Centene Corp. 5.25% 4/1/2025	0.4
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/2024	0.4
Sprint Capital Corp. 6.88% 11/15/2028	0.3
Occidental Petroleum Corp. 2.90% 8/15/2024	0.3
TOTAL	1.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	98.7%
Common Stocks	0.0 *
Senior Floating Rate Loans	0.0 *
Preferred Stocks	0.0 *
Short-Term Investments	9.5
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of June 30, 2020

		% of Total Investments
	Consumer, Cyclical	18.1%
	Communications	16.3
	Consumer, Non-cyclical	15.3
	Energy	12.6
	Financial	9.6
	Industrial	8.7
	Basic Materials	5.1
	Technology	3.2
	Utilities	2.3
	Diversified	0.0*
	Short-Term Investments	8.8
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of total investments.
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
29

SPDR Portfolio Corporate Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Corporate Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. corporate bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. Corporate Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 9.89%, and the Index was 9.50%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
In Q1 2020, COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Spread sectors like corporates were hit particularly hard as investor risk-off sentiment initially prompted flows out of the asset class and volatility drove investment grade corporate spreads to historical wides of 373bps.
The Fund’s performance recovered into Q2 2020 on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including corporates, tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record corporate new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
30

SPDR Portfolio Corporate Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Corporate Bond Index
ONE YEAR	9.89%	10.03%	9.50%	9.89%	10.03%	9.50%
FIVE YEARS(1) (2)	31.25%	32.03%	32.15%	5.59%	5.71%	5.73%
SINCE INCEPTION(1) (2) (3)	59.28%	59.84%	62.66%	5.17%	5.21%	5.41%

(1)	Effective July 31, 2018, the Fund changed its benchmark from the Bloomberg Barclays Issuer Scored Corporate Index to the Bloomberg Barclays U.S. Corporate Bond Index. The Fund’s performance is based on the Fund’s prior investment strategy to track a different benchmark index prior to July 31, 2018.
(2)	Index returns represent the Fund’s prior benchmark index from inception through July 30, 2018 and the Bloomberg Barclays U.S. Corporate Bond Index from July 31, 2018 through June 30, 2020.
(3)	For the period April 6, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/6/11, 4/7/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Corporate Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.06%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
31

SPDR Portfolio Corporate Bond ETF (Formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Amazon.com, Inc. 4.05% 8/22/2047	0.4%
Bank of America Corp. 5.00% 1/21/2044	0.4
Barclays PLC 4.61% 2/15/2023	0.4
Verizon Communications, Inc. 4.86% 8/21/2046	0.3
Comcast Corp. 4.75% 3/1/2044	0.3
TOTAL	1.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	3.2
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
Sector Breakdown as of June 30, 2020

% of Total Investments
Financial	29.1%
Consumer, Non-cyclical	18.3
Communications	10.1
Industrial	8.4
Utilities	8.1
Energy	7.6
Technology	6.9
Consumer, Cyclical	5.7
Basic Materials	2.6
Short-Term Investments	3.2
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
32

SPDR Portfolio Mortgage Backed Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Portfolio Mortgage Backed Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. agency mortgage pass-through sector of the U.S. investment grade bond market. The Fund’s benchmark is the Bloomberg Barclays U.S. MBS Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 5.69%, and the Index was 5.67%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Security misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. All fixed income sectors were negatively impacted, including MBS, which saw option adjusted spreads increase to historical wides of 132bps.
The Fund’s performance recovered sharply into Q2 2020 as the markets anticipated monetary policy support from the Federal Reserve (Fed) with quantitative easing efforts focused on the MBS sector. The Fed delivered, driving MBS spreads back to their tights and positively impacting performance. Additionally in the Reporting Period and as part of its policy easing, the Fed cut rates 5 times from 2.25% to 0%, positively impacting performance.
The Fund employed exchange-traded index futures during the Reporting Period for duration management, to reduce tracking error and to facilitate daily liquidity.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
33

SPDR Portfolio Mortgage Backed Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. MBS Index
ONE YEAR	5.69%	5.53%	5.67%	5.69%	5.53%	5.67%
FIVE YEARS	16.22%	16.47%	17.21%	3.05%	3.10%	3.23%
TEN YEARS	32.79%	32.76%	35.18%	2.88%	2.88%	3.06%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Portfolio Mortgage Backed Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.07%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
34

SPDR Portfolio Mortgage Backed Bond ETF (Formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Federal Home Loan Mortgage Corp. 3.00% 12/1/2049	4.1%
Federal National Mortgage Association TBA 2.50% 7/1/2050	3.9
Government National Mortgage Association 3.00% 1/20/2050	2.6
Government National Mortgage Association 4.00% 7/20/2049	2.1
Federal Home Loan Mortgage Corp. 3.50% 12/1/2049	2.1
TOTAL	14.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of June 30, 2020

Description	% of Total Investments
Federal National Mortgage Association	40.5%
Federal Home Loan Mortgage Corp.	26.5
Government National Mortgage Association	24.2
TOTAL	91.2%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
35

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.5%
ADVERTISING — 0.0% (a)
Other Securities		$ 1,923,571
AEROSPACE & DEFENSE — 0.6%
Other Securities		28,226,588
AGRICULTURE — 0.4%
Other Securities		18,249,008
AIRLINES — 0.1%
Other Securities		3,608,646
APPAREL — 0.1%
Other Securities		3,340,135
AUTO MANUFACTURERS — 0.4%
Other Securities		19,639,972
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		1,830,216
BANKS — 5.6%
Other Securities		287,226,688
BEVERAGES — 0.8%
Other Securities		41,465,173
BIOTECHNOLOGY — 0.3%
Other Securities		15,689,285
BUILDING MATERIALS — 0.1%
Other Securities		5,917,090
CHEMICALS — 0.4%
Other Securities		21,926,309
COMMERCIAL SERVICES — 0.3%
Other Securities		15,446,975
COMPUTERS — 0.7%
Other Securities		37,507,245
COSMETICS/PERSONAL CARE — 0.2%
Other Securities		7,807,950
DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities		671,319
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Other Securities		45,508,215
ELECTRIC — 2.0%
Other Securities		101,030,362
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		639,230
Security Description	Principal Amount	Value
ELECTRONICS — 0.2%
Other Securities		$ 8,965,579
ENGINEERING & CONSTRUCTION — 0.0% (a)
Other Securities		595,209
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		4,709,220
FOOD — 0.3%
Other Securities		17,789,348
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		4,700,202
GAS — 0.2%
Other Securities		8,737,114
HAND & MACHINE TOOLS — 0.0% (a)
Other Securities		1,800,064
HEALTH CARE PRODUCTS — 0.3%
Other Securities		15,439,126
HEALTH CARE SERVICES — 0.7%
Other Securities		35,189,611
HOME BUILDERS — 0.0% (a)
Other Securities		526,461
HOME FURNISHINGS — 0.0% (a)
Other Securities		1,594,407
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities		2,285,735
INSURANCE — 0.9%
Other Securities		45,989,987
INTERNET — 0.4%
Other Securities		19,271,395
INVESTMENT COMPANY SECURITY — 0.0% (a)
Other Securities		1,829,531
IRON/STEEL — 0.1%
Other Securities		4,244,759
LEISURE TIME — 0.0% (a)
Other Security		104,862
LODGING — 0.1%
Other Securities		4,006,522

See accompanying notes to financial statements.
36

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities		$ 6,834,004
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		10,026,665
MEDIA — 1.0%
Other Securities		52,082,230
METAL FABRICATE & HARDWARE — 0.0% (a)
Other Securities		2,291,989
MINING — 0.1%
Other Securities		6,821,100
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		14,656,348
OFFICE FURNISHINGS — 0.0% (a)
Other Security		388,765
OIL & GAS — 1.3%
Other Securities		66,070,692
OIL & GAS SERVICES — 0.1%
Other Securities		4,327,703
PACKAGING & CONTAINERS — 0.1%
Other Securities		2,777,905
PHARMACEUTICALS — 1.8%
Other Securities		93,166,137
PIPELINES — 1.0%
Other Securities		50,280,530
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Other Securities		48,445,006
RETAIL — 0.9%
Other Securities		44,480,249
SAVINGS & LOANS — 0.0% (a)
Other Security		108,160
SEMICONDUCTORS — 0.6%
Other Securities		29,613,009
SHIPBUILDING — 0.0% (a)
Other Security		169,512
SOFTWARE — 0.8%
Other Securities		40,130,737
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.4%
Other Securities		$ 72,536,980
TEXTILES — 0.0% (a)
Other Securities		430,488
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		760,368
TRANSPORTATION — 0.6%
Other Securities		30,719,427
TRUCKING & LEASING — 0.0% (a)
Other Securities		983,927
WATER — 0.0% (a)
Other Securities		2,354,907
TOTAL CORPORATE BONDS & NOTES (Cost $1,331,670,932)		1,415,889,947
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Other Security		302,746
AUTOMOBILE — 0.2%
Other Securities		10,057,049
CREDIT CARD — 0.2%
Other Securities		8,242,930
TOTAL ASSET-BACKED SECURITIES (Cost $18,058,709)		18,602,725
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
AUSTRIA — 0.0% (a)
Other Securities		1,613,511
CANADA — 0.3%
Other Securities		16,711,183
CHILE — 0.1%
Other Securities		2,502,720
COLOMBIA — 0.1%
Other Securities		6,727,406
GERMANY — 0.4%
Other Securities		19,170,281
HUNGARY — 0.0% (a)
Other Security		227,920
INDONESIA — 0.1%
Other Securities		3,783,928
ISRAEL — 0.1%
Other Securities		4,589,203

See accompanying notes to financial statements.
37

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ITALY — 0.1%
Other Securities		$ 2,900,749
JAPAN — 0.2%
Other Securities		9,501,892
MEXICO — 0.3%
Other Securities		13,196,917
PANAMA — 0.1%
Other Securities		4,409,352
PERU — 0.1%
Other Securities		3,373,975
PHILIPPINES — 0.1%
Other Securities		6,319,253
POLAND — 0.0% (a)
Other Securities		2,221,100
SOUTH KOREA — 0.1%
Other Securities		6,774,722
SUPRANATIONAL — 1.3%
Other Securities		69,257,269
SWEDEN — 0.0% (a)
Other Securities		1,730,396
URUGUAY — 0.1%
Other Securities		3,828,826
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $169,025,117)		178,840,603

U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Home Loan Mortgage Corp.:
0.38%, 5/5/2023	$ 1,000,000	1,002,800
1.13%, 8/12/2021	197,000	199,065
1.50%, 2/12/2025	3,000,000	3,144,330
2.38%, 1/13/2022	4,015,000	4,149,623
2.50%, 9/1/2028	163,976	171,907
2.50%, 10/1/2029	441,545	463,391
2.50%, 1/1/2031	539,176	565,839
2.50%, 5/1/2031	1,653,958	1,735,164
2.50%, 6/1/2031	644,042	675,663
2.50%, 11/1/2032	1,621,443	1,701,572
2.50%, 12/1/2032	1,280,047	1,343,305
2.50%, 2/1/2033	2,652,362	2,783,437
2.50%, 3/1/2033	4,559,353	4,783,489
2.50%, 9/1/2046	1,735,365	1,823,013
2.75%, 6/19/2023	645,000	692,756
3.00%, 11/1/2027	1,639,388	1,725,810
3.00%, 2/1/2029	304,643	321,491
3.00%, 7/1/2029	303,327	320,311
3.00%, 9/1/2029	463,087	489,015
Security Description	Principal Amount	Value
3.00%, 4/1/2030	$ 444,984	$ 469,383
3.00%, 12/1/2030	1,174,526	1,238,972
3.00%, 2/1/2031	2,521,865	2,659,155
3.00%, 5/1/2031	925,700	976,324
3.00%, 9/1/2032	2,684,800	2,826,256
3.00%, 4/1/2033	6,635,772	7,021,421
3.00%, 5/1/2033	5,801,639	6,100,651
3.00%, 7/1/2035	495,462	525,738
3.00%, 4/1/2036	1,043,742	1,107,568
3.00%, 8/1/2036	1,667,265	1,768,829
3.00%, 3/1/2043	870,069	930,636
3.00% 4/1/2043	1,578,839	1,688,743
3.00% 7/1/2043	571,383	611,157
3.00%, 8/1/2043	254,866	272,607
3.00%, 9/1/2043	323,227	345,727
3.00%, 10/1/2043	264,304	282,702
3.00%, 6/1/2045	1,112,907	1,177,680
3.00% 8/1/2045	3,105,024	3,303,789
3.00%, 4/1/2046	1,836,577	1,938,886
3.00%, 9/1/2046	1,271,536	1,342,369
3.00%, 10/1/2046	6,980,513	7,369,370
3.00%, 11/1/2046	1,253,886	1,323,735
3.00%, 12/1/2046	3,741,373	3,949,790
3.00%, 2/1/2047	3,456,359	3,648,899
3.00%, 7/1/2047	8,087,867	8,535,923
3.00%, 12/1/2047	8,967,987	9,460,405
3.00%, 1/1/2048	2,388,007	2,519,129
3.00%, 2/1/2048	5,351,982	5,645,851
3.00%, 3/1/2048	254,573	268,541
3.00%, 10/1/2049	6,784,814	7,143,531
3.00%, 12/1/2049	4,711,173	4,960,256
3.00%, 1/1/2050	13,307,578	14,011,158
3.00%, 2/1/2050	14,462,380	15,227,015
3.50%, 5/1/2026	402,993	424,293
3.50%, 1/1/2029	103,701	109,923
3.50%, 11/1/2029	335,788	356,010
3.50%, 2/1/2030	157,975	167,717
3.50%, 3/1/2032	384,756	413,380
3.50%, 6/1/2033	1,128,652	1,184,848
3.50%, 1/1/2034	2,803,716	2,943,315
3.50%, 3/1/2038	1,539,581	1,636,280
3.50%, 10/1/2041	193,292	209,356
3.50%, 4/1/2043	307,702	333,685
3.50% 5/1/2043	551,224	597,159
3.50% 8/1/2043	1,185,980	1,283,059
3.50%, 6/1/2044	295,268	316,647
3.50%, 8/1/2044	582,709	624,900
3.50%, 10/1/2044	338,669	363,190
3.50%, 11/1/2044	522,932	560,795
3.50%, 12/1/2044	574,709	616,321
3.50%, 1/1/2045	547,831	587,497
3.50%, 2/1/2045	738,277	791,732
3.50% 7/1/2045	7,539,853	8,158,247
3.50%, 10/1/2045	730,269	779,080
3.50% 12/1/2045	1,140,986	1,225,949

See accompanying notes to financial statements.
38

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 3/1/2046	$ 1,542,900	$ 1,637,300
3.50%, 5/1/2046	704,424	747,522
3.50%, 8/1/2046	3,812,770	4,067,476
3.50%, 9/1/2046	8,317,406	8,826,292
3.50%, 12/1/2046	1,011,781	1,073,685
3.50%, 4/1/2047	142,655	150,584
3.50%, 9/1/2047	6,863,799	7,245,300
3.50%, 10/1/2047	962,765	1,016,277
3.50%, 11/1/2047	409,157	431,899
3.50%, 12/1/2047	996,609	1,052,003
3.50%, 1/1/2048	2,280,549	2,407,306
3.50%, 2/1/2048	6,893,164	7,276,298
3.50%, 5/1/2048	4,732,970	4,987,866
3.50%, 7/1/2048	1,837,153	1,936,094
3.50%, 11/1/2048	4,792,383	5,050,478
3.50%, 6/1/2049	6,133,589	6,439,394
3.50%, 7/1/2049	3,723,743	3,913,512
4.00%, 4/1/2024	31,359	33,222
4.00%, 5/1/2025	25,909	27,534
4.00%, 6/1/2025	60,986	64,811
4.00%, 8/1/2025	15,238	16,193
4.00%, 9/1/2025	16,528	17,565
4.00%, 6/1/2026	162,157	172,228
4.00%, 7/1/2029	4,173,951	4,434,844
4.00%, 10/1/2040	202,180	222,224
4.00%, 12/1/2041	635,971	697,264
4.00%, 4/1/2042	423,051	463,823
4.00%, 6/1/2042	900,384	990,019
4.00%, 12/1/2043	211,385	231,105
4.00% 5/1/2044	502,832	545,184
4.00%, 7/1/2044	788,618	855,042
4.00%, 12/1/2044	263,518	285,714
4.00%, 4/1/2045	583,490	634,385
4.00%, 5/1/2045	2,741,976	3,006,258
4.00%, 10/1/2045	900,145	978,626
4.00%, 1/1/2046	645,787	702,091
4.00%, 3/1/2046	517,520	565,974
4.00%, 1/1/2047	9,506,099	10,246,108
4.00%, 9/1/2047	500,797	533,890
4.00%, 11/1/2047	3,210,367	3,422,512
4.00%, 12/1/2047	1,206,068	1,285,766
4.00%, 1/1/2048	1,863,778	1,986,939
4.00%, 4/1/2048	3,089,813	3,267,242
4.00% 5/1/2048	5,593,813	5,915,030
4.00%, 7/1/2048	4,073,112	4,307,004
4.00%, 10/1/2048	7,143,775	7,553,996
4.00%, 12/1/2048	3,488,184	3,688,488
4.00%, 9/1/2049	2,898,067	3,069,675
4.50%, 10/1/2024	10,738	10,994
4.50%, 2/1/2039	2,104	2,358
4.50%, 6/1/2039	145,222	162,772
4.50%, 12/1/2039	116,157	130,195
4.50%, 6/1/2040	2,962	3,300
4.50%, 12/1/2040	449,493	500,709
4.50%, 4/1/2041	5,345	5,970
Security Description	Principal Amount	Value
4.50%, 7/1/2041	$ 323,271	$ 361,043
4.50%, 8/1/2041	26,973	30,124
4.50%, 9/1/2041	116,952	130,613
4.50%, 10/1/2041	842,441	938,395
4.50%, 10/1/2043	15,426	17,206
4.50%, 8/1/2044	16,248	17,992
4.50%, 9/1/2044	376,130	416,512
4.50%, 4/1/2047	167,914	180,842
4.50%, 10/1/2047	159,382	171,653
4.50%, 12/1/2047	475,790	512,439
4.50% 1/1/2048	1,815,519	1,955,291
4.50%, 5/1/2048	1,867,391	2,006,167
4.50%, 6/1/2048	1,110,889	1,196,503
4.50%, 7/1/2048	2,048,372	2,201,395
4.50%, 12/1/2048	1,462,633	1,571,899
4.50%, 3/1/2049	2,149,839	2,310,442
4.50%, 7/1/2049	9,904,807	10,680,020
5.00%, 11/1/2035	14,559	16,763
5.00% 12/1/2036	3,264	3,760
5.00% 2/1/2038	243,312	278,402
5.00% 3/1/2038	165,696	189,595
5.00%, 6/1/2038	39,568	45,267
5.00% 11/1/2038	319,897	366,053
5.00%, 1/1/2039	47,186	53,982
5.00%, 2/1/2039	108,195	123,773
5.00%, 3/1/2039	333,844	381,187
5.00%, 10/1/2039	31,239	35,736
5.00%, 7/1/2048	2,515,871	2,747,297
5.00%, 9/1/2048	499,343	545,275
5.00%, 11/1/2048	2,551,993	2,785,801
5.00%, 3/1/2049	1,042,864	1,138,794
5.00%, 3/1/2050	3,010,165	3,293,441
5.50%, 2/1/2022	1,361	1,391
5.50%, 11/1/2026	30,893	34,040
5.50%, 6/1/2027	8,560	9,464
5.50%, 4/1/2028	13,659	15,094
5.50%, 7/1/2028	20,623	22,790
5.50%, 7/1/2033	717	838
5.50% 1/1/2037	111,103	129,581
5.50%, 9/1/2037	1,038	1,203
5.50%, 11/1/2037	6,084	7,052
5.50%, 1/1/2038	53,381	61,869
5.50%, 4/1/2038	181,934	210,905
5.50% 7/1/2038	261,995	303,726
5.50%, 10/1/2038	4,702	5,451
5.50%, 11/1/2038	7,571	8,777
6.00%, 8/1/2031	7,186	8,349
6.00%, 3/1/2036	8,352	9,999
6.00%, 8/1/2036	48,094	57,471
6.00%, 1/1/2037	4,465	5,316
6.00%, 12/1/2037	4,547	5,423
6.00%, 10/1/2038	3,837	4,415
6.00%, 3/1/2040	2,503	3,011
6.00%, 5/1/2040	478,384	568,800
6.25%, 7/15/2032 (b)	2,410,000	3,790,568

See accompanying notes to financial statements.
39

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
6.50%, 11/1/2037	$ 52,681	$ 63,853
6.50%, 2/1/2038	9,559	10,988
6.50%, 9/1/2038	129,397	157,058
6.50%, 9/1/2039	69,788	84,066
6.75%, 3/15/2031	601,000	946,617
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,090,664
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	824,583
Series K049, Class A2, 3.01%, 7/25/2025	350,000	385,659
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	386,425
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,090,898
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	906,595
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	570,839
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,710,660
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,724,494
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,332,505
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,378,966
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,657,024
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	962,288
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	323,094
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,962,387
Series K092, Class A2, 3.30%, 4/25/2029	500,000	584,198
Series K093, Class A2, 2.98%, 5/25/2029	500,000	571,184
Series K094, Class A2, 2.90%, 6/25/2029	531,291	605,785
Series K101, Class A2, 2.52%, 10/25/2029	500,000	556,733
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	924,112
Series K109, Class A2, 1.56%, 4/25/2030	600,000	626,007
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	160,714	166,913
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	682,276
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,111,537
Series K735, Class A2, 2.86%, 5/25/2026	500,000	553,049
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,404,730
Security Description	Principal Amount	Value
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	$ 1,250,000	$ 1,370,757
Series K030, Class A2, Class A2, VRN 3.25%, 4/25/2023 (c)	1,000,000	1,064,329
Series K159, Class A3, Class A3, VRN 3.95%, 11/25/2033 (c)	666,667	820,837
Federal National Mortgage Association:
0.25%, 5/22/2023	1,000,000	999,300
0.63%, 4/22/2025 (b)	1,055,000	1,064,126
1.25%, 8/17/2021 (b)	1,491,000	1,509,026
1.38%, 10/7/2021	437,000	443,516
1.38%, 9/6/2022	3,800,000	3,894,164
1.63%, 10/15/2024	550,000	578,083
1.75%, 7/2/2024	500,000	527,970
1.88%, 4/5/2022 (b)	305,000	313,967
1.88%, 9/24/2026 (b)	846,000	910,753
2.00%, 1/5/2022	2,315,000	2,377,528
2.00%, 10/5/2022 (b)	1,200,000	1,248,072
2.13%, 4/24/2026 (b)	475,000	517,598
2.50%, 7/1/2028	490,003	513,613
2.50% 8/1/2028	1,458,027	1,528,281
2.50%, 10/1/2028	340,171	356,562
2.50%, 3/1/2029	1,249,302	1,308,211
2.50%, 2/1/2030	539,512	566,072
2.50%, 5/1/2030	880,652	924,006
2.50% 7/1/2030	4,683,018	4,908,983
2.50%, 2/1/2031	1,048,523	1,100,142
2.50%, 8/1/2031	2,554,662	2,679,383
2.50%, 6/1/2032	6,540,602	6,859,921
2.50%, 12/1/2032	2,063,022	2,164,836
2.50%, 1/1/2033	3,040,548	3,190,605
2.50%, 12/1/2033	5,021,677	5,268,893
2.50%, 2/1/2035	6,708,964	7,022,487
2.50%, 4/1/2038	2,780,965	2,907,071
2.50%, 2/1/2040	1,443,448	1,507,073
2.50%, 5/1/2040	3,963,386	4,142,134
2.50%, 10/1/2042	351,613	373,028
2.50%, 11/1/2049	2,322,856	2,422,582
2.50%, 1/1/2050	7,176,752	7,484,870
2.50%, 7/1/2050	12,550,000	13,092,648
2.63%, 9/6/2024	2,375,000	2,600,934
2.88%, 9/12/2023	1,365,000	1,478,773
3.00%, 8/1/2027	277,537	291,834
3.00%, 11/1/2028	566,827	598,635
3.00%, 6/1/2029	163,283	172,538
3.00% 8/1/2029	811,091	856,340
3.00%, 9/1/2029	300,592	317,360
3.00%, 6/1/2030	472,576	498,414
3.00%, 9/1/2030	86,095	90,802
3.00%, 11/1/2030	195,156	205,826
3.00%, 12/1/2030	654,570	690,358
3.00%, 6/1/2032	4,158,761	4,377,446
3.00%, 10/1/2032	1,219,569	1,283,699
3.00%, 1/1/2033	857,323	902,405

See accompanying notes to financial statements.
40

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.00%, 2/1/2033	$ 1,951,563	$ 2,054,184
3.00%, 2/1/2034	2,752,747	2,893,924
3.00%, 2/1/2035	345,699	366,757
3.00%, 3/1/2035	286,109	303,532
3.00%, 2/1/2036	746,266	791,712
3.00%, 11/1/2036	1,774,634	1,882,593
3.00%, 1/1/2037	1,967,482	2,087,173
3.00%, 9/1/2037	1,830,715	1,935,713
3.00%, 1/1/2038	2,933,734	3,101,994
3.00%, 12/1/2042	476,720	509,821
3.00%, 1/1/2043	915,360	978,918
3.00%, 3/1/2043	992,054	1,060,860
3.00%, 4/1/2043	254,583	272,240
3.00% 5/1/2043	2,647,654	2,831,287
3.00% 6/1/2043	1,867,466	1,996,988
3.00% 7/1/2043	1,702,682	1,820,776
3.00%, 8/1/2043	782,465	839,194
3.00%, 2/1/2044	7,709,309	8,244,003
3.00%, 5/1/2045	6,453,021	6,900,583
3.00%, 8/1/2045	10,238,774	10,948,905
3.00%, 9/1/2045	862,016	911,930
3.00% 11/1/2045	1,915,807	2,026,739
3.00%, 5/1/2046	1,831,884	1,933,501
3.00%, 8/1/2046	2,055,827	2,169,866
3.00%, 9/1/2046	2,002,062	2,113,119
3.00%, 10/1/2046	753,079	794,854
3.00% 11/1/2046	6,154,657	6,558,050
3.00% 1/1/2047	6,193,445	6,537,002
3.00% 3/1/2047	7,003,244	7,407,781
3.00%, 7/1/2047	5,199,748	5,488,184
3.00%, 10/1/2047	6,594,579	6,960,388
3.00%, 12/1/2047	10,221,618	10,788,623
3.00%, 2/1/2048	6,625,924	6,989,663
3.00%, 1/1/2050	7,078,486	7,452,729
3.50%, 10/1/2025	90,977	95,603
3.50%, 11/1/2025	116,111	122,015
3.50%, 3/1/2026	72,659	76,483
3.50%, 1/1/2027	362,079	380,491
3.50%, 5/1/2029	155,931	165,290
3.50%, 1/1/2030	255,878	271,236
3.50%, 3/1/2031	723,785	767,304
3.50%, 6/1/2033	2,321,598	2,436,878
3.50%, 6/1/2034	629,837	675,437
3.50%, 7/1/2034	1,141,065	1,223,677
3.50%, 11/1/2034	3,967,073	4,254,287
3.50%, 2/1/2037	588,644	627,145
3.50%, 2/1/2038	367,272	396,395
3.50%, 4/1/2038	2,469,979	2,600,798
3.50%, 5/1/2038	894,652	942,036
3.50%, 12/1/2040	679,436	736,025
3.50%, 1/1/2042	186,458	204,567
3.50%, 3/1/2042	394,635	430,302
3.50%, 5/1/2042	1,443,608	1,564,050
3.50%, 8/1/2042	558,054	604,613
3.50%, 10/1/2042	613,870	665,086
Security Description	Principal Amount	Value
3.50%, 1/1/2043	$ 189,509	$ 205,320
3.50%, 5/1/2043	195,916	211,911
3.50%, 7/1/2043	704,192	761,684
3.50%, 1/1/2044	680,016	735,534
3.50%, 10/1/2044	484,786	519,751
3.50% 1/1/2045	811,582	870,117
3.50% 2/1/2045	17,934,444	19,430,743
3.50%, 4/1/2045	902,275	962,354
3.50% 8/1/2045	1,932,257	2,068,718
3.50% 11/1/2045	5,505,179	5,871,750
3.50% 12/1/2045	4,304,173	4,590,773
3.50%, 1/1/2046	1,445,361	1,541,603
3.50% 2/1/2046	4,855,169	5,170,060
3.50%, 10/1/2046	1,882,362	2,005,081
3.50%, 2/1/2047	577,608	612,831
3.50% 5/1/2047	9,306,330	9,896,443
3.50% 7/1/2047	3,668,756	3,968,282
3.50%, 10/1/2047	627,981	662,733
3.50% 11/1/2047	27,281,295	28,883,491
3.50% 1/1/2048	7,747,955	8,176,718
3.50% 2/1/2048	9,855,164	10,413,989
3.50%, 6/1/2048	4,314,040	4,545,082
3.50%, 8/1/2048	588,185	619,686
3.50%, 9/1/2048	1,807,883	1,905,252
3.50%, 11/1/2048	2,250,418	2,387,649
3.50%, 7/1/2049	8,810,196	9,259,180
3.50%, 8/1/2049	6,326,882	6,649,312
3.50%, 6/1/2050	5,661,442	5,980,419
4.00%, 4/1/2024	47,655	50,480
4.00%, 1/1/2025	43,974	46,582
4.00%, 3/1/2026	40,926	43,464
4.00%, 12/1/2034	340,472	370,469
4.00%, 3/1/2037	1,056,133	1,124,426
4.00%, 3/1/2038	1,257,745	1,338,477
4.00%, 6/1/2038	869,348	925,149
4.00%, 8/1/2039	459,967	505,519
4.00%, 9/1/2040	4,339,255	4,768,703
4.00% 12/1/2040	959,198	1,054,127
4.00%, 3/1/2041	710,895	779,140
4.00%, 12/1/2041	792,014	868,046
4.00%, 1/1/2042	219,921	241,033
4.00%, 2/1/2042	199,386	218,527
4.00%, 10/1/2043	517,066	565,391
4.00%, 12/1/2043	72,786	79,589
4.00%, 5/1/2044	1,635,648	1,797,525
4.00%, 6/1/2044	444,737	482,067
4.00% 7/1/2044	2,442,515	2,647,535
4.00%, 9/1/2044	360,166	390,397
4.00% 10/1/2044	585,641	634,798
4.00%, 12/1/2044	496,365	538,029
4.00%, 1/1/2045	1,271,047	1,397,328
4.00%, 3/1/2045	351,958	382,544
4.00%, 5/1/2045	706,929	768,363
4.00%, 6/1/2045	1,102,513	1,195,056
4.00%, 7/1/2045	668,618	726,722

See accompanying notes to financial statements.
41

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 9/1/2045	$ 976,325	$ 1,061,170
4.00%, 12/1/2045	572,767	622,541
4.00%, 2/1/2046	186,731	202,959
4.00%, 4/1/2046	724,673	780,961
4.00%, 11/1/2046	624,736	673,262
4.00% 4/1/2047	12,681,140	13,545,554
4.00%, 7/1/2047	262,211	279,510
4.00%, 8/1/2047	1,092,324	1,164,386
4.00%, 9/1/2047	5,656,002	6,029,134
4.00%, 12/1/2047	10,800,694	11,513,225
4.00%, 1/1/2048	4,123,836	4,395,889
4.00%, 2/1/2048	1,808,253	1,927,545
4.00%, 5/1/2048	270,145	285,649
4.00%, 6/1/2048	3,693,488	3,905,460
4.00%, 7/1/2048	1,972,245	2,087,769
4.00%, 8/1/2048	3,632,691	3,841,174
4.00%, 9/1/2048	4,677,830	4,946,293
4.00%, 10/1/2048	9,355,850	10,168,894
4.00% 11/1/2048	5,196,742	5,525,082
4.00%, 3/1/2049	1,220,337	1,292,599
4.00%, 5/1/2049	3,539,687	3,749,289
4.00%, 7/1/2049	3,988,776	4,224,970
4.50% 4/1/2023	94,315	97,555
4.50%, 8/1/2023	175	178
4.50%, 4/1/2031	195,399	214,376
4.50%, 4/1/2039	426,916	478,422
4.50%, 4/1/2040	418,996	466,600
4.50%, 10/1/2040	238,384	265,468
4.50%, 2/1/2041	538,711	601,588
4.50%, 5/1/2041	250,906	279,412
4.50%, 1/1/2042	853,388	952,994
4.50%, 9/1/2043	196,026	218,557
4.50% 12/1/2043	581,158	647,954
4.50%, 1/1/2044	128,428	143,189
4.50%, 2/1/2044	270,800	301,926
4.50% 6/1/2044	660,139	732,344
4.50%, 3/1/2046	967,419	1,077,330
4.50%, 9/1/2047	316,232	340,477
4.50%, 11/1/2047	2,246,230	2,418,446
4.50%, 4/1/2048	1,169,180	1,256,213
4.50% 8/1/2048	6,892,699	7,419,925
4.50%, 11/1/2048	6,120,967	6,576,608
4.50%, 12/1/2048	1,756,733	1,887,504
4.50% 1/1/2049	4,060,205	4,362,445
4.50%, 5/1/2049	3,675,759	3,949,380
5.00%, 7/1/2035	378,189	435,292
5.00%, 7/1/2040	170,652	194,560
5.00%, 1/1/2042	550,849	628,024
5.00%, 3/1/2042	487,211	555,470
5.00%, 12/1/2043	122,147	139,693
5.00%, 7/1/2044	394,316	436,575
5.00%, 6/1/2048	1,363,528	1,488,871
5.00%, 9/1/2048	3,205,587	3,500,252
5.00%, 8/1/2049	2,201,364	2,403,726
5.00%, 10/1/2049	3,076,812	3,367,629
Security Description	Principal Amount	Value
5.50%, 7/1/2035	$ 161,545	$ 189,587
5.50% 6/1/2038	51,447	59,622
5.50%, 12/1/2038	178,851	207,170
5.50%, 12/1/2039	277,499	321,598
5.50%, 4/1/2040	119,666	139,200
5.50%, 9/1/2040	23,055	26,719
5.50%, 7/1/2041	307,121	358,019
5.50%, 5/1/2044	3,727,415	4,374,461
6.00%, 2/1/2037	163,714	191,206
6.00%, 10/1/2039	216,522	257,857
6.00%, 4/1/2040	302,223	360,771
6.25%, 5/15/2029 (b)	80,000	115,934
6.63%, 11/15/2030	1,849,000	2,862,862
7.13%, 1/15/2030	325,000	506,717
7.25%, 5/15/2030 (b)	1,125,000	1,784,992
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (c)	548,363	566,571
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (c)	289,162	315,810
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	188,925	219,764
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (c)	500,000	563,214
Series 2017-M14, Class A2, Class A2, 2.97%, 11/25/2027 (c)	600,000	671,328
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	449,550	467,573
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (c)	600,000	673,696
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (c)	750,000	840,711
Series 2019-M1, Class A2, Class A2, 3.67%, 9/25/2028 (c)	861,702	1,015,189
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,201,642
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	665,975
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	572,851
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	842,792
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,530,691
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	1,008,318
TBA 2.00%, 7/1/2035 (d)	18,969,207	19,623,645
TBA 2.00%, 7/1/2050 (d)	6,000,000	6,139,020
TBA 2.50%, 7/1/2035 (d)	11,500,000	12,039,005
TBA 2.50%, 7/1/2050 (d)	45,400,000	47,327,684
TBA 3.00%, 7/1/2050 (d)	48,325,000	50,896,373
TBA 3.50%, 7/1/2050 (d)	18,325,000	19,270,936
TBA 4.00%, 7/1/2050 (d)	7,500,000	7,947,375
TBA 4.50%, 7/1/2050 (d)	10,000,000	10,745,100

See accompanying notes to financial statements.
42

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series 2013-M14, Class APT, Class APT, VRN 2.71%, 4/25/2023 (c)	$ 152,902	$ 158,529
Series 2014-M2, Class A2, Class A2, VRN 3.51%, 12/25/2023 (c)	692,047	754,978
Series 2017-M15, Class ATS2, Class ATS2, VRN 3.20%, 11/25/2027 (c)	700,000	797,106
Series 2018-M1, Class A2, Class A2, VRN 3.08%, 12/25/2027 (c)	130,000	144,316
Government National Mortgage Association:
2.50%, 2/20/2043	2,114,597	2,245,092
2.50%, 12/20/2049	2,256,900	2,378,142
3.00% 12/15/2042	617,476	660,588
3.00% 12/20/2042	1,163,209	1,250,091
3.00%, 2/20/2043	1,099,196	1,196,295
3.00%, 4/20/2043	1,025,617	1,102,455
3.00%, 6/20/2043	701,937	754,526
3.00%, 11/20/2044	786,394	837,767
3.00%, 12/20/2044	340,769	363,030
3.00%, 3/20/2045	380,220	404,480
3.00%, 4/20/2045	587,401	624,882
3.00%, 8/20/2045	871,666	927,284
3.00%, 1/20/2046	482,865	513,675
3.00%, 2/20/2046	5,985,741	6,434,191
3.00%, 4/20/2046	926,005	983,598
3.00%, 5/20/2046	2,045,787	2,173,025
3.00%, 6/20/2046	5,823,432	6,185,621
3.00%, 9/20/2046	1,830,211	1,944,041
3.00%, 10/20/2046	6,456,504	6,858,067
3.00%, 11/20/2046	1,023,480	1,087,135
3.00%, 1/20/2047	1,776,851	1,887,362
3.00%, 6/20/2047	619,801	657,457
3.00%, 7/20/2047	5,505,376	5,839,848
3.00%, 10/20/2047	3,927,960	4,166,597
3.00%, 11/20/2047	2,544,668	2,699,266
3.00%, 12/20/2047	2,291,426	2,430,639
3.00%, 1/20/2048	2,070,786	2,196,594
3.00%, 2/20/2048	2,424,247	2,571,529
3.00%, 3/20/2048	9,445,179	10,019,007
3.00%, 12/20/2049	4,899,594	5,201,333
3.00%, 6/20/2050	14,500,000	15,381,256
3.50%, 2/15/2042	647,661	708,580
3.50%, 6/20/2042	617,886	671,757
3.50%, 1/20/2043	2,520,281	2,740,015
3.50%, 4/15/2043	140,692	153,737
3.50%, 4/20/2043	630,558	685,534
3.50%, 7/20/2043	1,567,658	1,702,395
3.50%, 10/20/2043	300,730	326,577
3.50%, 12/20/2043	128,399	139,435
3.50%, 1/20/2044	263,689	286,352
3.50%, 3/20/2044	251,533	273,152
3.50%, 6/20/2044	10,970,074	11,836,166
Security Description	Principal Amount	Value
3.50%, 9/20/2044	$ 3,980,850	$ 4,295,140
3.50%, 10/20/2044	480,397	518,324
3.50%, 12/20/2044	361,318	389,844
3.50%, 2/20/2045	277,383	299,282
3.50%, 3/20/2045	325,849	349,570
3.50% 4/20/2045	2,079,106	2,234,386
3.50%, 6/20/2045	1,951,759	2,093,844
3.50%, 10/20/2045	8,329,709	8,936,099
3.50%, 11/20/2045	197,436	211,809
3.50%, 1/20/2046	2,531,959	2,716,282
3.50%, 3/20/2046	1,626,387	1,737,738
3.50%, 4/20/2046	9,226,472	9,858,167
3.50%, 5/20/2046	1,448,009	1,547,148
3.50%, 10/20/2046	888,296	949,114
3.50%, 2/20/2047	4,365,285	4,664,157
3.50%, 3/20/2047	936,973	996,191
3.50%, 5/20/2047	949,570	1,009,584
3.50%, 6/20/2047	583,423	620,296
3.50%, 8/20/2047	863,529	918,105
3.50%, 9/20/2047	913,352	971,077
3.50%, 10/20/2047	761,265	809,378
3.50%, 11/20/2047	2,995,833	3,185,174
3.50%, 12/20/2047	11,543,791	12,273,374
3.50%, 1/20/2048	14,535,869	15,454,555
3.50%, 2/20/2048	3,650,014	3,880,700
3.50%, 3/20/2048	6,304,195	6,694,587
3.50%, 4/20/2048	3,673,957	3,901,470
3.50%, 6/20/2048	2,201,106	2,337,411
3.50%, 2/20/2049	964,752	1,024,495
3.50%, 5/20/2049	785,606	829,487
3.50%, 7/20/2049	260,408	274,954
3.50%, 9/20/2049	4,168,065	4,400,880
4.00%, 4/15/2040	555,636	612,864
4.00%, 6/15/2040	35,562	39,224
4.00%, 3/20/2044	94,455	103,622
4.00%, 4/20/2044	475,463	521,611
4.00%, 6/20/2044	445,124	488,327
4.00%, 8/20/2044	465,131	510,276
4.00%, 9/20/2044	372,704	408,879
4.00%, 10/20/2044	549,509	602,844
4.00%, 12/20/2044	472,547	518,413
4.00%, 2/20/2045	336,700	369,380
4.00%, 5/15/2045	416,145	452,703
4.00%, 7/20/2045	2,428,075	2,639,203
4.00%, 8/20/2045	325,277	353,561
4.00%, 9/20/2045	6,110,954	6,642,319
4.00%, 10/20/2045	465,855	506,362
4.00%, 11/20/2045	1,691,424	1,838,498
4.00%, 4/20/2046	287,062	312,023
4.00%, 5/20/2046	107,023	115,282
4.00%, 10/20/2046	201,400	216,942
4.00%, 3/20/2047	1,014,574	1,092,865
4.00%, 4/20/2047	399,391	428,458
4.00%, 6/20/2047	2,880,901	3,090,571
4.00%, 7/20/2047	803,041	861,485

See accompanying notes to financial statements.
43

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 8/20/2047	$ 1,258,392	$ 1,349,976
4.00%, 9/20/2047	525,933	564,210
4.00%, 2/20/2048	4,225,766	4,533,314
4.00%, 3/20/2048	3,413,378	3,661,801
4.00%, 7/20/2048	796,288	849,943
4.00%, 8/20/2048	6,307,744	6,732,766
4.00%, 9/20/2048	1,652,292	1,763,625
4.00%, 5/20/2049	2,903,009	3,079,892
4.00%, 7/20/2049	12,423,655	13,180,639
4.50%, 6/15/2039	31,352	35,151
4.50%, 7/15/2039	122,844	137,730
4.50%, 4/15/2040	432,196	487,014
4.50% 6/15/2040	278,177	313,461
4.50%, 3/15/2041	147,805	166,552
4.50%, 6/15/2041	125,556	141,452
4.50%, 9/20/2041	127,633	143,607
4.50%, 12/15/2041	36,349	40,950
4.50%, 1/15/2042	102,104	114,477
4.50%, 10/20/2043	83,463	93,779
4.50%, 4/20/2044	214,398	240,900
4.50%, 6/20/2044	179,680	201,891
4.50%, 11/20/2044	460,904	516,653
4.50%, 12/20/2044	140,853	157,891
4.50%, 7/20/2045	2,893,960	3,244,003
4.50%, 8/20/2045	251,021	281,384
4.50%, 9/20/2045	125,452	140,626
4.50%, 10/20/2045	469,350	526,121
4.50%, 4/20/2046	251,623	282,058
4.50%, 9/20/2047	255,047	275,285
4.50%, 11/20/2047	1,133,391	1,223,326
4.50%, 12/20/2047	986,890	1,065,200
4.50%, 1/20/2048	896,181	967,293
4.50%, 6/20/2048	2,716,748	2,922,674
4.50%, 7/20/2048	1,522,617	1,638,029
4.50%, 8/20/2048	4,253,253	4,575,644
4.50%, 10/20/2048	2,165,676	2,329,832
4.50%, 1/20/2049	4,396,365	4,729,605
4.50%, 7/20/2049	4,059,275	4,335,673
5.00%, 12/15/2038	151,080	173,027
5.00% 4/15/2039	302,614	343,573
5.00%, 5/15/2039	26,464	29,453
5.00%, 11/20/2041	722,890	821,975
5.00%, 5/20/2044	139,405	159,367
5.00%, 11/20/2044	166,582	190,520
5.00%, 1/20/2048	1,101,980	1,203,592
5.00%, 5/20/2048	1,519,242	1,656,331
5.00%, 7/20/2048	202,563	219,643
5.00%, 9/20/2048	1,096,472	1,188,925
5.00%, 11/20/2048	1,248,609	1,353,891
5.00%, 1/20/2049	3,163,519	3,430,263
5.00%, 7/20/2049	585,338	634,693
5.50%, 6/15/2038	220,409	249,975
5.50%, 7/15/2038	218,423	253,320
5.50%, 2/15/2039	38,576	45,286
5.50%, 5/20/2044	208,318	235,514
Security Description	Principal Amount	Value
6.00%, 1/15/2038	$ 18,328	$ 21,207
6.00%, 4/15/2038	71,630	85,191
6.00%, 6/15/2041	103,164	122,687
TBA 2.50%, 7/1/2050 (d)	16,800,000	17,681,496
TBA 3.00%, 7/1/2050 (d)	30,675,000	32,492,800
TBA 3.50%, 7/1/2050 (d)	1,000,000	1,055,080
TBA 4.00%, 7/1/2050 (d)	1,500,000	1,590,270
Other Securities		34,062,513
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,448,235,046)		1,501,186,460
U.S. TREASURY OBLIGATIONS — 36.9%
Treasury Bonds:
1.13%, 5/15/2040	2,800,000	2,774,188
1.25%, 5/15/2050	8,100,000	7,783,594
2.00%, 2/15/2050 (b)	10,550,000	12,083,047
2.25%, 8/15/2046	2,506,000	2,971,568
2.25%, 8/15/2049	12,370,000	14,874,925
2.38%, 11/15/2049 (b)	7,967,000	9,839,245
2.50%, 2/15/2045	3,399,000	4,191,923
2.50%, 2/15/2046	3,681,800	4,559,679
2.50%, 5/15/2046	2,850,000	3,534,891
2.75%, 8/15/2042 (b)	5,251,000	6,731,126
2.75%, 11/15/2042	15,482,000	19,831,474
2.75%, 8/15/2047	7,400,000	9,668,563
2.75%, 11/15/2047	17,200,000	22,499,750
2.88%, 5/15/2043	1,900,000	2,481,281
2.88%, 8/15/2045	3,700,000	4,874,750
2.88%, 11/15/2046	5,109,700	6,794,304
2.88%, 5/15/2049	12,436,000	16,823,576
3.00%, 11/15/2044	1,464,000	1,960,159
3.00%, 5/15/2045	2,100,000	2,819,578
3.00%, 11/15/2045 (b)	2,900,000	3,908,656
3.00%, 2/15/2047	6,450,000	8,785,102
3.00%, 5/15/2047 (b)	10,200,000	13,902,281
3.00%, 2/15/2048	13,150,000	18,001,117
3.00%, 8/15/2048 (b)	17,450,000	23,996,477
3.00%, 2/15/2049	11,425,000	15,773,641
3.13%, 11/15/2041	2,518,000	3,408,743
3.13%, 2/15/2042	2,197,000	2,981,054
3.13%, 2/15/2043	1,240,000	1,680,975
3.13%, 8/15/2044	2,078,000	2,833,873
3.13%, 5/15/2048	14,000,000	19,619,687
3.38%, 5/15/2044	2,164,000	3,060,708
3.38%, 11/15/2048	9,310,000	13,678,427
3.50%, 2/15/2039	700,000	990,281
3.63%, 8/15/2043	3,950,000	5,769,469
3.63%, 2/15/2044	1,940,000	2,839,978
3.75%, 8/15/2041	150,000	220,969
3.75%, 11/15/2043 (b)	3,762,000	5,599,502
3.88%, 8/15/2040	150,000	223,477
4.25%, 11/15/2040	400,000	624,938
4.38%, 2/15/2038	2,235,000	3,473,679

See accompanying notes to financial statements.
44

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.38%, 11/15/2039	$ 375,000	$ 589,629
4.38%, 5/15/2040	5,350,000	8,452,164
4.38%, 5/15/2041	1,500,000	2,385,234
4.50%, 2/15/2036 (b)	502,000	768,452
4.63%, 2/15/2040	48,970,000	79,415,567
4.75%, 2/15/2037	546,000	870,870
4.75%, 2/15/2041	5,400,000	8,958,094
5.25%, 11/15/2028	262,000	362,624
5.25%, 2/15/2029 (b)	250,000	348,555
5.50%, 8/15/2028	452,000	630,187
6.13%, 11/15/2027	686,000	966,617
6.25%, 8/15/2023 (b)	300,000	356,578
6.50%, 11/15/2026	1,054,000	1,457,320
6.88%, 8/15/2025	50,000	66,656
7.13%, 2/15/2023	524,000	619,384
7.50%, 11/15/2024 (b)	6,100,000	8,015,781
Treasury Notes:
0.13%, 5/31/2022	8,600,000	8,593,953
0.13%, 5/15/2023 (b)	9,691,000	9,677,372
0.25%, 4/15/2023	5,825,000	5,838,197
0.25%, 6/15/2023	2,300,000	2,305,031
0.25%, 5/31/2025 (b)	23,400,000	23,367,094
0.25%, 6/30/2025	2,300,000	2,295,688
0.38%, 3/31/2022	5,600,000	5,620,563
0.38%, 4/30/2025 (b)	17,250,000	17,325,469
0.50%, 3/15/2023	3,200,000	3,228,500
0.50%, 4/30/2027	5,700,000	5,708,016
0.50%, 6/30/2027	6,000,000	6,003,750
0.63%, 5/15/2030 (b)	10,200,000	10,172,906
1.13%, 8/31/2021	6,000,000	6,066,328
1.13%, 9/30/2021	3,199,600	3,237,595
1.13%, 2/28/2022	9,100,000	9,245,742
1.13%, 2/28/2025 (b)	31,323,000	32,571,026
1.13%, 2/28/2027	18,500,000	19,300,703
1.25%, 10/31/2021	1,750,000	1,775,088
1.25%, 8/31/2024	11,000,000	11,459,766
1.38%, 1/31/2022	34,850,000	35,515,689
1.38%, 10/15/2022	14,725,000	15,131,088
1.38%, 2/15/2023	13,847,000	14,284,046
1.38%, 6/30/2023	4,000,000	4,143,125
1.38%, 1/31/2025	34,175,000	35,897,100
1.38%, 8/31/2026	3,000,000	3,174,141
1.50%, 8/31/2021	14,550,000	14,774,502
1.50%, 9/30/2021	8,000,000	8,132,500
1.50%, 10/31/2021 (b)	14,660,000	14,919,413
1.50%, 11/30/2021 (b)	15,700,000	15,996,215
1.50%, 1/31/2022 (b)	850,000	867,863
1.50%, 8/15/2022	16,350,000	16,813,676
1.50%, 9/15/2022	12,650,000	13,024,559
1.50%, 1/15/2023	19,700,000	20,363,336
1.50%, 3/31/2023	1,796,000	1,861,526
1.50%, 9/30/2024	10,000,000	10,529,688
1.50%, 10/31/2024	11,250,000	11,854,687
1.50%, 11/30/2024 (b)	11,300,000	11,918,852
1.50%, 8/15/2026	2,392,000	2,548,601
Security Description	Principal Amount	Value
1.50%, 1/31/2027	$ 13,400,000	$ 14,304,500
1.50%, 2/15/2030 (b)	13,950,000	15,081,258
1.63%, 12/31/2021 (b)	19,650,000	20,079,076
1.63%, 8/15/2022	1,972,000	2,033,009
1.63%, 8/31/2022	9,000,000	9,283,359
1.63%, 11/15/2022 (b)	3,964,000	4,100,882
1.63%, 12/15/2022	13,200,000	13,673,344
1.63%, 4/30/2023 (b)	1,100,000	1,144,945
1.63%, 5/31/2023 (b)	884,000	921,294
1.63%, 10/31/2023	4,730,000	4,955,414
1.63%, 5/15/2026 (b)	300,000	321,445
1.63%, 10/31/2026	11,125,000	11,950,684
1.63%, 11/30/2026	11,700,000	12,573,844
1.63%, 8/15/2029 (b)	16,627,000	18,141,616
1.75%, 7/31/2021 (b)	18,355,000	18,666,892
1.75%, 2/28/2022	1,800,000	1,847,180
1.75%, 3/31/2022	500,000	513,789
1.75%, 5/15/2022	3,432,000	3,533,351
1.75%, 5/31/2022	3,650,000	3,759,928
1.75%, 6/15/2022 (b)	6,675,000	6,882,029
1.75%, 6/30/2022	8,450,000	8,716,703
1.75%, 7/15/2022	16,700,000	17,237,531
1.75%, 9/30/2022	2,470,000	2,557,801
1.75%, 1/31/2023	2,100,000	2,185,148
1.75%, 6/30/2024	18,200,000	19,303,375
1.75%, 7/31/2024	2,500,000	2,654,102
1.75%, 12/31/2024	15,300,000	16,318,406
1.75%, 12/31/2026	8,150,000	8,827,469
1.75%, 11/15/2029 (b)	17,000,000	18,769,062
1.88%, 1/31/2022	5,399,600	5,544,925
1.88%, 2/28/2022	3,750,000	3,856,201
1.88%, 3/31/2022	2,600,000	2,677,289
1.88%, 4/30/2022	4,850,000	5,001,184
1.88%, 7/31/2022 (b)	8,200,000	8,491,484
1.88%, 8/31/2022	2,330,000	2,415,919
1.88%, 9/30/2022	14,900,000	15,471,555
1.88%, 10/31/2022	47,000	48,869
1.88%, 8/31/2024	2,150,000	2,295,797
1.88%, 6/30/2026 (b)	16,500,000	17,938,594
2.00%, 8/31/2021	1,913,600	1,954,264
2.00%, 10/31/2021	2,800,000	2,868,031
2.00%, 11/15/2021	1,103,800	1,131,352
2.00%, 12/31/2021	6,275,000	6,446,582
2.00%, 2/15/2022 (b)	780,000	803,065
2.00%, 10/31/2022	22,050,000	22,990,570
2.00%, 11/30/2022	5,045,000	5,267,689
2.00%, 2/15/2023	9,040,000	9,472,225
2.00%, 5/31/2024	2,500,000	2,673,047
2.00%, 6/30/2024	1,125,000	1,204,189
2.00%, 2/15/2025	3,206,000	3,460,727
2.00%, 8/15/2025	200,000	217,156
2.13%, 8/15/2021	3,201,600	3,271,260
2.13%, 9/30/2021	475,000	486,541
2.13%, 12/31/2021	809,800	833,430
2.13%, 5/15/2022	7,342,000	7,610,155

See accompanying notes to financial statements.
45

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.13%, 6/30/2022	$ 500,000	$ 519,551
2.13%, 12/31/2022	3,000,000	3,146,484
2.13%, 11/30/2023	2,000,000	2,131,250
2.13%, 2/29/2024	4,000,000	4,279,688
2.13%, 3/31/2024	1,200,000	1,285,594
2.13%, 7/31/2024	2,600,000	2,799,469
2.13%, 9/30/2024	1,550,000	1,673,031
2.13%, 11/30/2024	7,000,000	7,574,219
2.13%, 5/15/2025	4,549,000	4,952,368
2.13%, 5/31/2026	15,715,000	17,303,688
2.25%, 7/31/2021	800,000	817,906
2.25%, 4/15/2022	9,000,000	9,334,688
2.25%, 12/31/2023	1,854,000	1,986,242
2.25%, 1/31/2024	3,600,000	3,862,969
2.25%, 4/30/2024	20,850,000	22,464,246
2.25%, 10/31/2024	10,000,000	10,860,156
2.25%, 11/15/2024	12,344,000	13,414,456
2.25%, 12/31/2024	12,350,000	13,448,957
2.25%, 11/15/2025	1,400,000	1,542,406
2.25%, 3/31/2026	550,000	608,566
2.25%, 8/15/2027	6,600,000	7,411,594
2.25%, 11/15/2027	19,050,000	21,452,086
2.38%, 3/15/2022	8,125,000	8,430,322
2.38%, 1/31/2023	14,900,000	15,745,109
2.38%, 2/29/2024 (b)	13,250,000	14,297,578
2.38%, 8/15/2024	2,955,000	3,213,793
2.38%, 4/30/2026	13,300,000	14,826,383
2.38%, 5/15/2027	12,600,000	14,218,312
2.38%, 5/15/2029	16,150,000	18,638,109
2.50%, 1/15/2022	10,750,000	11,135,068
2.50%, 2/15/2022	12,450,000	12,919,307
2.50%, 3/31/2023	7,300,000	7,765,945
2.50%, 8/15/2023	2,308,000	2,474,789
2.50%, 1/31/2024	20,700,000	22,394,812
2.50%, 5/15/2024	9,694,000	10,544,497
2.50%, 1/31/2025	11,150,000	12,283,293
2.50%, 2/28/2026	14,838,000	16,611,605
2.63%, 12/15/2021	10,025,000	10,382,924
2.63%, 2/28/2023	13,334,000	14,202,793
2.63%, 6/30/2023	7,700,000	8,263,063
2.63%, 12/31/2023	12,200,000	13,231,281
2.63%, 3/31/2025	3,210,000	3,565,106
2.63%, 12/31/2025	11,000,000	12,361,250
2.63%, 2/15/2029	9,650,000	11,308,594
2.75%, 8/15/2021	6,350,000	6,533,555
2.75%, 9/15/2021	6,300,000	6,495,398
2.75%, 7/31/2023	4,250,000	4,585,684
2.75%, 8/31/2023	17,100,000	18,482,695
2.75%, 11/15/2023	10,383,000	11,274,478
2.75%, 2/15/2024	4,618,000	5,041,557
2.75%, 6/30/2025	10,500,000	11,775,586
2.75%, 8/31/2025	6,600,000	7,423,453
2.75%, 2/15/2028	5,550,000	6,474,422
2.88%, 10/15/2021	7,050,000	7,295,373
2.88%, 11/15/2021	10,000,000	10,369,922
Security Description	Principal Amount	Value
2.88%, 9/30/2023	$ 14,100,000	$ 15,326,039
2.88%, 10/31/2023	7,750,000	8,440,234
2.88%, 11/30/2023	11,750,000	12,821,270
2.88%, 4/30/2025	7,100,000	7,981,398
2.88%, 5/31/2025	10,200,000	11,484,563
2.88%, 7/31/2025	7,050,000	7,962,645
2.88%, 11/30/2025	6,925,000	7,865,826
2.88%, 5/15/2028	12,950,000	15,283,023
2.88%, 8/15/2028	13,300,000	15,752,187
3.00%, 9/30/2025	5,200,000	5,923,938
3.00%, 10/31/2025	2,300,000	2,624,156
3.13%, 11/15/2028	13,100,000	15,838,719
U. S. Treasury Notes 0.13%, 4/30/2022	16,000,000	15,989,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,743,365,252)		1,903,776,340

MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Other Securities	8,950,434
CONNECTICUT — 0.0% (a)
Other Security	119,662
FLORIDA — 0.0% (a)
Other Security	199,654
GEORGIA — 0.0% (a)
Other Securities	818,382
ILLINOIS — 0.1%
Other Securities	2,714,073
KANSAS — 0.0% (a)
Other Security	65,725
MASSACHUSETTS — 0.0% (a)
Other Securities	920,843
MICHIGAN — 0.0% (a)
Other Securities	762,761
MISSISSIPPI — 0.0% (a)
Other Security	135,540
MISSOURI — 0.0% (a)
Other Security	352,294
NEBRASKA — 0.0% (a)
Other Security	111,507
NEW JERSEY — 0.0% (a)
Other Securities	2,078,297
NEW YORK — 0.1%
Other Securities	3,608,827
OHIO — 0.0% (a)
Other Securities	556,695

See accompanying notes to financial statements.
46

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
OREGON — 0.0% (a)
Other Securities		$ 322,843
PENNSYLVANIA — 0.0% (a)
Other Securities		981,848
TENNESSEE — 0.0% (a)
Other Security		10,905
TEXAS — 0.1%
Other Securities		2,818,935
VIRGINIA — 0.0% (a)
Other Security		371,371
WASHINGTON — 0.0% (a)
Other Security		291,708
WISCONSIN — 0.0% (a)
Other Security		177,715
TOTAL MUNICIPAL BONDS & NOTES (Cost $23,105,808)		26,370,019

MORTGAGE-BACKED SECURITIES — 1.2%
Other Securities	62,039,975
TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,408,488)	62,039,975
	Shares
SHORT-TERM INVESTMENTS — 12.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	250,021,887	250,121,896
State Street Navigator Securities Lending Portfolio II (g) (h)	403,278,489	403,278,489
TOTAL SHORT-TERM INVESTMENTS (Cost $653,328,813)		653,400,385
TOTAL INVESTMENTS — 111.8% (Cost $5,445,198,165)		5,760,106,454
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(606,360,127)
NET ASSETS — 100.0%		$ 5,153,746,327

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Security, or a portion of the security has been designated as collateral for TBA securities.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
TBA	To Be Announced
VRN	Variable Rate Note

See accompanying notes to financial statements.
47

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,415,889,947	$—	$1,415,889,947
Asset-Backed Securities	—	18,602,725	—	18,602,725
Foreign Government Obligations	—	178,840,603	—	178,840,603
U.S. Government Agency Obligations	—	1,501,186,460	—	1,501,186,460
U.S. Treasury Obligations	—	1,903,776,340	—	1,903,776,340
Municipal Bonds & Notes	—	26,370,019	—	26,370,019
Mortgage-Backed Securities	—	62,039,975	—	62,039,975
Short-Term Investments	653,400,385	—	—	653,400,385
TOTAL INVESTMENTS	$653,400,385	$5,106,706,069	$—	$5,760,106,454
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$1,541,482,795	$1,291,308,850	$(123,621)	$71,572	250,021,887	$250,121,896	$1,853,856
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio II	—	—	2,044,708,078	1,641,429,589	—	—	403,278,489	403,278,489	984,362
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	310,421,434	330,664,510	—	—	—	—	48,845
Total		$163,239,778	$4,003,433,571	$3,513,220,915	$(123,621)	$71,572		$653,400,385	$3,313,351
See accompanying notes to financial statements.
48

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Other Securities		$ 13,042,349
AEROSPACE & DEFENSE — 1.7%
Boeing Co. 5.15%, 5/1/2030	$ 6,642,000	7,401,048
Other Securities		101,870,387
		109,271,435
AGRICULTURE — 1.2%
Other Securities		76,967,584
AIRLINES — 0.3%
Other Securities		18,149,484
APPAREL — 0.3%
Other Securities		19,232,036
AUTO MANUFACTURERS — 1.9%
General Motors Financial Co., Inc. 3.55%, 7/8/2022	8,405,000	8,607,897
Other Securities		110,931,348
		119,539,245
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		8,672,092
BANKS — 26.9%
Bank of America Corp.:
4.10%, 7/24/2023 (a)	4,995,000	5,485,759
5.70%, 1/24/2022	1,337,000	1,443,305
6.22%, 9/15/2026 (a)	495,000	612,266
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	4,474,000	4,776,621
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	9,516,000	9,991,229
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	5,829,000	6,361,771
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	4,537,000	4,698,517
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	9,052,000	10,079,583
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	2,348,000	2,655,541
SOFR + 2.15%, 2.59%, 4/29/2031 (b)	3,767,000	3,992,342
Series GMTN, 3.30%, 1/11/2023	3,610,000	3,850,534
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 4/19/2026	$ 3,585,000	$ 4,034,702
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	2,324,000	2,413,985
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	3,889,000	4,365,947
Series L, 3.95%, 4/21/2025	4,046,000	4,479,691
Series L, 4.18%, 11/25/2027	5,327,000	6,090,199
Series MTN, 2.50%, 10/21/2022	3,316,000	3,394,423
Series MTN, 3.25%, 10/21/2027	5,538,000	6,120,321
Series MTN, 3.88%, 8/1/2025 (a)	3,799,000	4,303,621
Series MTN, 4.00%, 4/1/2024 (a)	2,500,000	2,772,975
Series MTN, 4.00%, 1/22/2025	4,887,000	5,398,376
Series MTN, 4.13%, 1/22/2024	2,366,000	2,625,787
Series MTN, 4.20%, 8/26/2024	3,522,000	3,907,377
Series MTN, 4.25%, 10/22/2026	2,303,000	2,639,583
Series MTN, 4.45%, 3/3/2026	3,746,000	4,309,099
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a)(b)	5,268,000	5,447,850
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	3,214,000	3,378,203
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,408,000	3,699,009
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	5,354,000	5,805,985
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (b)	3,123,000	3,277,151
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	6,869,000	7,672,261
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	3,313,000	3,797,460
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	3,181,000	3,429,086
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	4,354,000	4,507,870
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	2,718,000	2,999,096

See accompanying notes to financial statements.
49

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	$ 4,844,000	$ 5,619,428
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	6,196,000	7,284,389
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	2,474,000	2,800,989
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a)(b)	3,250,000	3,264,430
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (b)	3,729,000	3,788,291
Barclays Bank PLC 1.70%, 5/12/2022	9,809,000	9,986,543
Barclays PLC 4.84%, 5/9/2028	7,134,000	7,818,151
Citigroup, Inc.:
2.70%, 10/27/2022	3,469,000	3,616,849
2.75%, 4/25/2022	5,127,000	5,311,264
2.90%, 12/8/2021	1,079,000	1,111,143
3.20%, 10/21/2026	3,642,000	3,995,747
3.30%, 4/27/2025	1,786,000	1,966,082
3.38%, 3/1/2023	849,000	900,415
3.40%, 5/1/2026	3,956,000	4,388,509
3.50%, 5/15/2023	1,851,000	1,970,852
3.70%, 1/12/2026	3,016,000	3,369,083
3.75%, 6/16/2024 (a)	748,000	825,478
3.88%, 10/25/2023	1,088,000	1,194,700
3.88%, 3/26/2025	4,437,000	4,854,211
4.00%, 8/5/2024	1,579,000	1,723,968
4.05%, 7/30/2022	1,391,000	1,474,891
4.13%, 7/25/2028	1,879,000	2,124,642
4.30%, 11/20/2026	3,720,000	4,229,975
4.40%, 6/10/2025	7,401,000	8,288,750
4.45%, 9/29/2027	3,930,000	4,470,218
4.50%, 1/14/2022	3,888,000	4,111,754
4.60%, 3/9/2026	2,175,000	2,480,065
5.50%, 9/13/2025	2,469,000	2,925,098
6.63%, 1/15/2028	91,000	118,492
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	3,823,000	3,954,435
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	5,272,000	5,691,282
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	5,198,000	5,407,895
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	3,258,000	3,539,850
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	3,154,000	3,494,222
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	$ 7,055,000	$ 8,052,930
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	2,507,000	2,865,476
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,254,000	3,632,928
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	2,238,000	2,519,093
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	1,241,000	1,266,763
SOFR + 1.15%, 2.67%, 1/29/2031 (b)	2,139,000	2,215,063
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	1,750,000	1,859,392
SOFR + 1.67%, 1.68%, 5/15/2024 (b)	3,872,000	3,946,110
SOFR + 2.11%, 2.57%, 6/3/2031 (a)(b)	7,133,000	7,371,742
SOFR + 2.75%, 3.11%, 4/8/2026 (b)	6,064,000	6,518,800
SOFR + 3.91%, 4.41%, 3/31/2031 (b)	5,234,000	6,210,403
Credit Suisse Group Funding Guernsey, Ltd. 3.80%, 9/15/2022	7,557,000	8,021,151
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	3,821,000	4,006,471
3.00%, 4/26/2022	4,159,000	4,235,068
3.20%, 2/23/2023	2,604,000	2,759,745
3.50%, 1/23/2025	4,013,000	4,382,517
3.50%, 4/1/2025 (a)	10,465,000	11,476,861
3.50%, 11/16/2026	5,949,000	6,533,965
3.63%, 1/22/2023	9,430,000	10,089,723
3.63%, 2/20/2024	2,518,000	2,738,224
3.75%, 5/22/2025	3,599,000	3,984,309
3.75%, 2/25/2026	3,689,000	4,128,249
3.80%, 3/15/2030	2,501,000	2,841,111
3.85%, 1/26/2027	5,108,000	5,740,626
4.00%, 3/3/2024	2,352,000	2,598,866
4.25%, 10/21/2025	2,342,000	2,635,312
5.75%, 1/24/2022	6,484,000	6,994,356
5.95%, 1/15/2027	1,183,000	1,475,556
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	5,526,000	5,668,460
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	3,404,000	3,536,211
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	1,742,000	1,805,583

See accompanying notes to financial statements.
50

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	$ 2,301,000	$ 2,599,808
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	4,564,000	5,292,141
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	2,404,000	2,690,220
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	5,449,000	5,864,759
Series MTN, 3.85%, 7/8/2024	1,981,000	2,175,792
HSBC Holdings PLC:
2.65%, 1/5/2022	3,587,000	3,686,360
3.60%, 5/25/2023	2,980,000	3,190,865
3.90%, 5/25/2026	4,797,000	5,327,500
4.00%, 3/30/2022	1,827,000	1,929,440
4.25%, 3/14/2024	4,527,000	4,880,921
4.25%, 8/18/2025	2,617,000	2,845,202
4.30%, 3/8/2026	190,000	214,476
4.38%, 11/23/2026	5,892,000	6,558,444
4.88%, 1/14/2022	1,472,000	1,565,516
4.95%, 3/31/2030	5,589,000	6,715,407
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	416,000	434,221
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	2,552,000	2,742,047
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	3,793,000	3,927,538
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (b)	4,082,000	4,225,441
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a)(b)	1,524,000	1,645,600
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	1,855,000	2,068,306
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	5,313,000	6,126,420
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,517,000	3,881,713
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (b)	6,694,000	7,435,695
SOFR + 1.93%, 2.10%, 6/4/2026 (b)	7,283,000	7,358,161
SOFR + 2.39%, 2.85%, 6/4/2031 (b)	2,076,000	2,120,945
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,314,000	2,436,341
Security Description	Principal Amount	Value
2.95%, 10/1/2026	$ 4,571,000	$ 5,010,045
2.97%, 1/15/2023	5,309,000	5,501,664
3.13%, 1/23/2025	2,315,000	2,521,012
3.20%, 1/25/2023	3,064,000	3,256,143
3.20%, 6/15/2026	2,325,000	2,578,076
3.25%, 9/23/2022	4,540,000	4,797,009
3.30%, 4/1/2026	2,598,000	2,894,484
3.38%, 5/1/2023	2,394,000	2,557,319
3.63%, 5/13/2024 (a)	2,116,000	2,335,260
3.63%, 12/1/2027	916,000	1,010,714
3.88%, 2/1/2024 (a)	1,849,000	2,049,635
3.88%, 9/10/2024	5,657,000	6,263,544
3.90%, 7/15/2025	4,981,000	5,632,863
4.13%, 12/15/2026	3,685,000	4,288,750
4.25%, 10/1/2027	1,387,000	1,610,460
4.35%, 8/15/2021	4,533,000	4,730,231
4.50%, 1/24/2022	5,150,000	5,464,974
7.63%, 10/15/2026	459,000	613,201
7.75%, 7/15/2025	55,000	70,215
8.00%, 4/29/2027	433,000	599,203
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	6,480,000	6,743,282
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	1,773,000	1,897,996
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	3,348,000	3,631,609
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	2,217,000	2,294,772
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,691,000	3,032,326
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	9,281,000	10,225,435
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	3,947,000	4,551,957
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	5,371,000	5,778,874
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	2,312,000	2,649,552
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	4,013,000	4,566,353
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	6,583,000	7,704,414
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (b)	2,431,000	2,903,197

See accompanying notes to financial statements.
51

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	$ 3,653,000	$ 4,133,077
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	2,919,000	3,260,611
SOFR + 1.46%, 1.51%, 6/1/2024 (b)	4,457,000	4,531,209
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	2,627,000	2,815,382
SOFR + 1.59%, 2.01%, 3/13/2026 (b)	4,294,000	4,454,553
SOFR + 1.85%, 2.08%, 4/22/2026 (b)	7,990,000	8,304,486
SOFR + 1.89%, 2.18%, 6/1/2028 (b)	2,383,000	2,470,933
SOFR + 2.04%, 2.52%, 4/22/2031 (b)	4,688,000	4,952,263
SOFR + 2.52%, 2.96%, 5/13/2031 (b)	2,146,000	2,276,369
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,242,000	2,350,446
Series MTN, 2.30%, 8/15/2021	3,016,000	3,022,303
Mitsubishi UFJ Financial Group, Inc. 2.67%, 7/25/2022	8,725,000	9,068,329
Morgan Stanley:
2.75%, 5/19/2022	4,506,000	4,678,039
3.63%, 1/20/2027	4,346,000	4,895,291
3.95%, 4/23/2027	1,587,000	1,779,868
4.88%, 11/1/2022	5,103,000	5,548,849
5.00%, 11/24/2025	2,153,000	2,530,249
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	5,141,000	5,539,119
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	4,670,000	5,244,457
SOFR + 1.99%, 2.19%, 4/28/2026 (a)(b)	4,227,000	4,405,210
Series F, 3.88%, 4/29/2024	4,972,000	5,494,209
Series GMTN, 3.13%, 1/23/2023	4,336,000	4,598,718
Series GMTN, 3.70%, 10/23/2024	6,206,000	6,876,434
Series GMTN, 3.75%, 2/25/2023	5,064,000	5,459,498
Series GMTN, 3.88%, 1/27/2026	6,912,000	7,844,982
Series GMTN, 4.00%, 7/23/2025	7,473,000	8,468,703
Series GMTN, 4.35%, 9/8/2026	2,166,000	2,493,283
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	5,328,000	6,065,608
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	$ 2,929,000	$ 3,489,874
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (b)	2,795,000	2,966,641
Series MTN, 2.63%, 11/17/2021	4,816,000	4,947,669
Series MTN, 3.13%, 7/27/2026	5,459,000	6,020,567
Series MTN, 4.10%, 5/22/2023	2,131,000	2,302,247
Series MTN, 6.25%, 8/9/2026	2,249,000	2,873,795
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (a)(b)	3,513,000	3,718,967
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a)(b)	3,798,000	4,341,266
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025 (c)	7,150,000	7,161,011
2.13%, 7/8/2030	10,000,000	10,025,800
US Bank NA Series BKNT, 3.40%, 7/24/2023	7,653,000	8,274,424
Wells Fargo & Co.:
2.10%, 7/26/2021	3,870,000	3,932,887
3.00%, 4/22/2026	1,823,000	1,988,638
3.00%, 10/23/2026	5,964,000	6,515,312
3.07%, 1/24/2023	5,193,000	5,382,441
4.13%, 8/15/2023	1,460,000	1,587,137
4.48%, 1/16/2024 (a)	814,000	902,555
SOFR + 2.00%, 2.19%, 4/30/2026 (b)	9,490,000	9,812,945
Series B, 7.95%, 11/15/2029	171,000	224,841
Series GMTN, 4.30%, 7/22/2027	3,886,000	4,445,234
Series M, 3.45%, 2/13/2023	2,246,000	2,383,523
Series MTN, 2.63%, 7/22/2022	5,521,000	5,744,490
Series MTN, 3.00%, 2/19/2025	4,550,000	4,912,862
Series MTN, 3.30%, 9/9/2024	4,422,000	4,843,328
Series MTN, 3.50%, 3/8/2022	4,316,000	4,520,751
Series MTN, 3.55%, 9/29/2025	3,119,000	3,478,153
Series MTN, 3.75%, 1/24/2024	5,131,000	5,606,746
Series MTN, 4.10%, 6/3/2026	3,825,000	4,312,764
Series MTN, 4.15%, 1/24/2029 (a)	4,205,000	4,935,114
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (b)	9,977,000	10,289,480
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	6,426,000	6,687,859

See accompanying notes to financial statements.
52

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (b)	$ 2,679,000	$ 2,800,975
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	3,591,000	3,833,392
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	4,813,000	5,211,565
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	2,489,000	2,761,994
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (b)	2,603,000	3,145,673
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (b)	3,728,000	3,785,486
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (a)(b)	5,272,000	5,446,925
Wells Fargo Bank NA Series BKNT, 3.55%, 8/14/2023	6,538,000	7,085,950
Other Securities		742,821,782
		1,703,820,069
BEVERAGES — 2.2%
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	6,341,000	7,653,270
Other Securities		131,592,094
		139,245,364
BIOTECHNOLOGY — 0.7%
Other Securities		46,970,763
BUILDING MATERIALS — 0.4%
Other Securities		24,497,930
CHEMICALS — 1.6%
Other Securities		98,324,428
COMMERCIAL SERVICES — 0.9%
Other Securities		55,025,934
COMPUTERS — 3.1%
Apple, Inc.:
0.75%, 5/11/2023 (a)	2,715,000	2,739,326
1.13%, 5/11/2025	4,656,000	4,747,770
1.65%, 5/11/2030 (a)	2,884,000	2,947,852
1.70%, 9/11/2022 (a)	3,204,000	3,299,255
1.80%, 9/11/2024	1,194,000	1,250,727
2.05%, 9/11/2026	2,767,000	2,953,053
2.10%, 9/12/2022	1,629,000	1,688,361
2.15%, 2/9/2022	3,321,000	3,416,778
2.20%, 9/11/2029	1,881,000	2,017,655
2.30%, 5/11/2022	2,761,000	2,855,316
2.40%, 1/13/2023 (a)	926,000	972,865
2.40%, 5/3/2023	6,338,000	6,699,519
Security Description	Principal Amount	Value
2.45%, 8/4/2026	$ 3,101,000	$ 3,367,469
2.50%, 2/9/2022	1,889,000	1,951,564
2.50%, 2/9/2025	1,829,000	1,974,003
2.70%, 5/13/2022	2,068,000	2,158,434
2.75%, 1/13/2025	2,714,000	2,948,761
2.85%, 2/23/2023	2,773,000	2,941,432
2.85%, 5/11/2024	3,248,000	3,506,281
2.90%, 9/12/2027 (a)	961,000	1,074,869
3.00%, 2/9/2024	4,029,000	4,357,726
3.00%, 6/20/2027	793,000	888,128
3.00%, 11/13/2027	2,526,000	2,840,967
3.20%, 5/13/2025	3,082,000	3,439,450
3.20%, 5/11/2027	3,061,000	3,467,011
3.25%, 2/23/2026	4,607,000	5,169,607
3.35%, 2/9/2027	3,554,000	4,035,638
3.45%, 5/6/2024	5,060,000	5,595,905
Dell International LLC/EMC Corp. 6.02%, 6/15/2026 (d)	6,992,000	7,999,198
Other Securities		102,124,308
		195,429,228
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		35,292,606
DISTRIBUTION & WHOLESALE — 0.0% (e)
Other Security		842,294
DIVERSIFIED FINANCIAL SERVICES — 4.1%
Capital One Financial Corp. 3.80%, 1/31/2028 (a)	10,155,000	11,254,583
Other Securities		244,928,450
		256,183,033
ELECTRIC — 5.0%
Virginia Electric & Power Co. Series A, 3.15%, 1/15/2026	6,758,000	7,525,236
Other Securities		307,187,754
		314,712,990
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (e)
Other Securities		2,646,812
ELECTRONICS — 0.8%
Other Securities		52,444,367
ENGINEERING & CONSTRUCTION — 0.0% (e)
Other Securities		1,381,190
ENVIRONMENTAL CONTROL — 0.3%
Other Securities		21,137,530

See accompanying notes to financial statements.
53

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
FOOD — 1.5%
Other Securities		$ 94,718,564
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		14,251,519
GAS — 0.4%
Other Securities		23,218,328
HAND & MACHINE TOOLS — 0.1%
Other Securities		5,706,137
HEALTH CARE PRODUCTS — 1.1%
Other Securities		71,791,834
HEALTH CARE SERVICES — 1.7%
Other Securities		109,403,041
HOME BUILDERS — 0.1%
Other Securities		4,747,422
HOME FURNISHINGS — 0.1%
Other Securities		5,830,413
HOUSEHOLD PRODUCTS — 0.0% (e)
Other Security		1,172,700
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		13,586,202
INSURANCE — 2.5%
Other Securities		157,318,019
INTERNET — 1.3%
Other Securities		82,932,814
INVESTMENT COMPANY SECURITY — 0.2%
Other Securities		15,009,265
IRON/STEEL — 0.2%
Other Securities		9,288,459
LEISURE TIME — 0.0% (e)
Other Security		521,164
LODGING — 0.4%
Other Securities		27,102,256
MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities		28,269,255
MACHINERY-DIVERSIFIED — 0.9%
Other Securities		58,547,563
MEDIA — 2.4%
Other Securities		154,692,076
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		$ 3,855,368
MINING — 0.2%
Other Securities		14,523,450
MISCELLANEOUS MANUFACTURER — 0.8%
Other Securities		50,375,204
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Other Security		157,120
OFFICE FURNISHINGS — 0.0% (e)
Other Security		1,919,395
OIL & GAS — 4.1%
Chevron Corp. 3.19%, 6/24/2023 (a)	$ 6,786,000	7,276,017
Other Securities		251,843,258
		259,119,275
OIL & GAS SERVICES — 0.3%
Other Securities		18,294,401
PACKAGING & CONTAINERS — 0.3%
Other Securities		16,367,778
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
2.15%, 11/19/2021 (d)	4,296,000	4,377,839
2.30%, 11/21/2022 (d)	4,615,000	4,774,217
2.60%, 11/21/2024 (d)	3,424,000	3,633,001
2.80%, 3/15/2023 (d)	823,000	854,562
2.85%, 5/14/2023	1,556,000	1,641,004
2.90%, 11/6/2022	4,307,000	4,516,406
2.95%, 11/21/2026 (d)	5,786,000	6,289,787
3.20%, 11/6/2022	85,000	89,383
3.20%, 5/14/2026	8,598,000	9,449,202
3.20%, 11/21/2029 (d)	9,071,000	9,957,146
3.25%, 10/1/2022 (a)(d)	4,749,000	4,973,580
3.38%, 11/14/2021	2,956,000	3,062,534
3.45%, 3/15/2022 (d)	5,288,000	5,499,467
3.60%, 5/14/2025	3,606,000	3,986,685
3.75%, 11/14/2023	1,900,000	2,075,902
3.80%, 3/15/2025 (d)	3,798,000	4,209,741
3.85%, 6/15/2024 (d)	1,792,000	1,967,903
4.25%, 11/14/2028 (a)	3,037,000	3,582,719
AstraZeneca PLC 3.50%, 8/17/2023	6,738,000	7,291,325
Bristol-Myers Squibb Co. 2.90%, 7/26/2024 (d)	8,501,000	9,180,570
CVS Health Corp.:
2.63%, 8/15/2024	2,319,000	2,466,071
2.75%, 12/1/2022 (a)	2,267,000	2,364,073

See accompanying notes to financial statements.
54

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.88%, 6/1/2026	$ 2,137,000	$ 2,312,255
3.00%, 8/15/2026 (a)	2,681,000	2,926,231
3.25%, 8/15/2029	2,379,000	2,624,798
3.38%, 8/12/2024 (a)	1,036,000	1,127,665
3.50%, 7/20/2022	2,645,000	2,785,873
3.63%, 4/1/2027	2,096,000	2,362,150
3.70%, 3/9/2023	8,234,000	8,838,129
3.75%, 4/1/2030 (a)	2,722,000	3,122,951
3.88%, 7/20/2025	4,394,000	4,928,706
4.00%, 12/5/2023 (a)	2,498,000	2,740,955
4.10%, 3/25/2025	7,289,000	8,237,226
4.30%, 3/25/2028 (a)	13,579,000	15,847,236
4.75%, 12/1/2022	967,000	1,047,667
6.25%, 6/1/2027	336,000	425,641
Other Securities		247,381,446
		402,952,046
PIPELINES — 3.5%
Enbridge, Inc. 4.00%, 10/1/2023	7,202,000	7,815,322
Other Securities		210,915,644
		218,730,966
REAL ESTATE — 0.0% (e)
Other Securities		1,559,935
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Other Securities		281,417,384
RETAIL — 2.8%
Other Securities		179,177,218
SAVINGS & LOANS — 0.0% (e)
Other Security		881,092
SEMICONDUCTORS — 2.4%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	7,781,000	8,403,947
Broadcom, Inc. 5.00%, 4/15/2030 (d)	6,331,000	7,266,975
Other Securities		137,859,317
		153,530,239
SHIPBUILDING — 0.0% (e)
Other Securities		1,909,324
SOFTWARE — 2.7%
Microsoft Corp. 3.13%, 11/3/2025	8,152,000	9,133,501
Oracle Corp. 2.50%, 5/15/2022	7,145,000	7,387,215
Other Securities		154,260,181
		170,780,897
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
2.30%, 6/1/2027	$ 5,195,000	$ 5,380,046
2.63%, 12/1/2022	2,081,000	2,167,819
2.95%, 7/15/2026	1,107,000	1,199,877
3.00%, 2/15/2022	2,917,000	3,037,355
3.00%, 6/30/2022	2,412,000	2,520,612
3.20%, 3/1/2022	2,685,000	2,801,153
3.40%, 6/15/2022	695,000	731,550
3.40%, 5/15/2025	9,210,000	10,107,607
3.55%, 6/1/2024	1,281,000	1,401,529
3.60%, 2/17/2023	2,286,000	2,451,964
3.60%, 7/15/2025	1,458,000	1,617,578
3.80%, 3/15/2022	1,367,000	1,442,048
3.80%, 3/1/2024	436,000	479,264
3.80%, 2/15/2027	2,260,000	2,538,048
3.88%, 1/15/2026	2,235,000	2,511,916
3.90%, 3/11/2024 (a)	1,253,000	1,377,536
3.95%, 1/15/2025	1,363,000	1,520,290
4.00%, 1/15/2022	2,296,000	2,419,571
4.05%, 12/15/2023	867,000	961,434
4.10%, 2/15/2028	2,339,000	2,671,606
4.13%, 2/17/2026	5,347,000	6,080,020
4.25%, 3/1/2027	2,169,000	2,480,447
4.30%, 2/15/2030	2,045,000	2,394,899
4.35%, 3/1/2029	2,948,000	3,434,361
4.45%, 4/1/2024	2,151,000	2,410,561
7.13%, 3/15/2026	151,000	189,964
T-Mobile USA, Inc.:
3.50%, 4/15/2025 (d)	6,685,000	7,285,514
3.88%, 4/15/2030 (d)	11,403,000	12,692,109
Verizon Communications, Inc. 4.02%, 12/3/2029	7,247,000	8,664,296
Other Securities		94,642,382
		189,613,356
TEXTILES — 0.1%
Other Securities		2,751,343
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		5,208,952
TRANSPORTATION — 1.5%
Other Securities		97,338,031
TRUCKING & LEASING — 0.1%
Other Securities		4,997,703
WATER — 0.1%
Other Securities		8,862,045
TOTAL CORPORATE BONDS & NOTES (Cost $6,104,396,038)		6,275,258,316

See accompanying notes to financial statements.
55

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	20,267,202	$ 20,275,308
State Street Navigator Securities Lending Portfolio II (h) (i)	403,145,498	403,145,498
TOTAL SHORT-TERM INVESTMENTS (Cost $423,420,806)		423,420,806
TOTAL INVESTMENTS — 105.7% (Cost $6,527,816,844)		6,698,679,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(363,932,566)
NET ASSETS — 100.0%		$ 6,334,746,556
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,275,258,316	$—	$6,275,258,316
Short-Term Investments	423,420,806	—	—	423,420,806
TOTAL INVESTMENTS	$423,420,806	$6,275,258,316	$—	$6,698,679,122
See accompanying notes to financial statements.
56

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 649,668,929	$ 629,399,318	$5,697	$—	20,267,202	$ 20,275,308	$128,289
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,352
State Street Navigator Securities Lending Portfolio II	—	—	996,070,635	592,925,137	—	—	403,145,498	403,145,498	720,725
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	230,373,433	251,708,196	—	—	—	—	58,780
Total		$25,060,856	$1,963,206,708	$1,564,852,455	$5,697	$—		$423,420,806	$934,146
See accompanying notes to financial statements.
57

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Other Security		$ 96,202
AEROSPACE & DEFENSE — 2.9%
Boeing Co.:
3.25%, 2/1/2035	$ 259,000	233,307
3.50%, 3/1/2039	136,000	120,489
3.60%, 5/1/2034	452,000	426,561
3.63%, 3/1/2048	179,000	155,030
3.65%, 3/1/2047	292,000	255,155
3.83%, 3/1/2059	175,000	148,614
3.85%, 11/1/2048	50,000	44,476
3.90%, 5/1/2049	170,000	153,444
5.71%, 5/1/2040	1,000,000	1,131,070
5.81%, 5/1/2050	1,600,000	1,893,920
5.88%, 2/15/2040	829,000	960,222
5.93%, 5/1/2060	1,235,000	1,456,386
6.13%, 2/15/2033	259,000	306,615
6.63%, 2/15/2038	723,000	861,368
6.88%, 3/15/2039	320,000	395,322
Other Securities		12,717,268
		21,259,247
AGRICULTURE — 1.6%
BAT Capital Corp. 5.28%, 4/2/2050	1,139,000	1,379,181
Other Securities		10,377,669
		11,756,850
AIRLINES — 0.2%
Other Securities		1,161,515
APPAREL — 0.2%
Other Securities		1,305,136
AUTO MANUFACTURERS — 0.5%
Other Securities		3,353,726
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		305,251
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	210,000	298,074
7.75%, 5/14/2038	489,000	805,207
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	1,428,000	1,726,409
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	186,000	226,875
Series MTN, 4.88%, 4/1/2044	91,000	122,687
Series MTN, 5.00%, 1/21/2044	722,000	987,725
Series MTN, 5.88%, 2/7/2042	667,000	987,020
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	68,000	82,591
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	$ 1,033,000	$ 1,323,779
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	684,000	883,386
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (b)	1,068,000	1,320,966
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (b)	1,150,000	1,184,431
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	340,000	446,094
5.15%, 5/22/2045	1,016,000	1,323,818
6.13%, 2/15/2033	378,000	528,682
6.25%, 2/1/2041	752,000	1,127,940
6.45%, 5/1/2036	267,000	369,616
6.75%, 10/1/2037	1,671,000	2,406,992
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	941,000	1,087,815
Series MTN, 4.80%, 7/8/2044	495,000	644,950
JPMorgan Chase & Co.:
4.85%, 2/1/2044	36,000	48,965
4.95%, 6/1/2045	243,000	330,116
5.40%, 1/6/2042	370,000	525,692
5.50%, 10/15/2040	317,000	463,448
5.60%, 7/15/2041	431,000	624,959
5.63%, 8/16/2043	391,000	567,939
6.40%, 5/15/2038	513,000	791,923
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	1,150,000	1,387,302
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	914,000	1,080,147
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	938,000	1,131,050
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	518,000	626,345
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	841,000	1,057,507
SOFR + 2.44%, 3.11%, 4/22/2051 (b)	955,000	1,019,596
SOFR + 2.46%, 3.11%, 4/22/2041 (b)	390,000	420,533
Wells Fargo & Co.:
3.90%, 5/1/2045	622,000	728,007
5.38%, 11/2/2043	744,000	1,002,175
5.61%, 1/15/2044	649,000	890,155
SOFR + 2.53%, 3.07%, 4/30/2041 (b)	740,000	772,368
Series GMTN, 4.90%, 11/17/2045	481,000	616,238
Series MTN, 4.40%, 6/14/2046	437,000	526,205
Series MTN, 4.65%, 11/4/2044	512,000	631,670
Series MTN, 4.75%, 12/7/2046	525,000	672,746
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (b)	1,643,000	2,280,238

See accompanying notes to financial statements.
58

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Other Securities		$ 25,277,647
		61,358,028
BEVERAGES — 3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036	$ 1,474,000	1,730,166
Anheuser-Busch InBev Finance, Inc. 4.90%, 2/1/2046	1,278,000	1,552,527
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	180,000	205,657
4.38%, 4/15/2038	396,000	448,751
4.44%, 10/6/2048	262,000	301,777
4.50%, 6/1/2050	25,000	29,703
4.60%, 4/15/2048	1,004,000	1,173,636
4.60%, 6/1/2060	700,000	835,429
4.75%, 4/15/2058	827,000	996,378
4.90%, 1/23/2031	199,000	249,208
4.95%, 1/15/2042	1,098,000	1,318,380
5.45%, 1/23/2039	731,000	922,814
5.55%, 1/23/2049	906,000	1,203,105
5.80%, 1/23/2059	931,000	1,314,386
5.88%, 6/15/2035	95,000	128,996
8.00%, 11/15/2039	236,000	370,631
8.20%, 1/15/2039	338,000	541,084
Other Securities		14,122,278
		27,444,906
BIOTECHNOLOGY — 1.5%
Amgen, Inc. 4.66%, 6/15/2051	1,824,000	2,428,765
Gilead Sciences, Inc. 4.75%, 3/1/2046	1,298,000	1,750,807
Other Securities		7,104,124
		11,283,696
BUILDING MATERIALS — 0.5%
Other Securities		3,390,980
CHEMICALS — 1.5%
Other Securities		10,977,626
COMMERCIAL SERVICES — 1.4%
Other Securities		9,979,532
COMPUTERS — 2.1%
Apple, Inc.:
2.65%, 5/11/2050	676,000	709,252
2.95%, 9/11/2049	244,000	266,743
3.45%, 2/9/2045	233,000	271,149
3.75%, 9/12/2047	723,000	884,945
3.75%, 11/13/2047	752,000	921,140
3.85%, 5/4/2043	719,000	887,282
3.85%, 8/4/2046	810,000	1,006,838
Security Description	Principal Amount	Value
4.25%, 2/9/2047	$ 340,000	$ 442,887
4.38%, 5/13/2045	629,000	830,966
4.45%, 5/6/2044	555,000	740,231
4.50%, 2/23/2036	480,000	637,858
4.65%, 2/23/2046	328,000	450,961
Other Securities		7,271,563
		15,321,815
COSMETICS/PERSONAL CARE — 0.4%
Other Securities		2,773,767
DISTRIBUTION & WHOLESALE — 0.1%
Other Securities		496,170
DIVERSIFIED FINANCIAL SERVICES — 1.8%
GE Capital International Funding Co. 4.42%, 11/15/2035	3,143,000	3,182,916
Visa, Inc. 4.30%, 12/14/2045	1,217,000	1,606,830
Other Securities		8,556,690
		13,346,436
ELECTRIC — 10.9%
Berkshire Hathaway Energy Co. 6.13%, 4/1/2036	1,179,000	1,699,576
Other Securities		77,979,960
		79,679,536
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		950,184
ELECTRONICS — 0.1%
Other Securities		1,004,385
ENVIRONMENTAL CONTROL — 0.2%
Other Securities		1,519,036
FOOD — 1.3%
Other Securities		9,504,448
FOREST PRODUCTS & PAPER — 0.3%
Other Securities		2,491,625
GAS — 0.9%
Other Securities		6,447,886
HAND & MACHINE TOOLS — 0.1%
Other Securities		574,200
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories 4.90%, 11/30/2046	1,003,000	1,435,313
Other Securities		7,731,203
		9,166,516

See accompanying notes to financial statements.
59

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 3.7%
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	$ 150,000	$ 160,576
2.90%, 5/15/2050	365,000	384,922
3.13%, 5/15/2060	270,000	288,611
3.50%, 8/15/2039	78,000	90,694
3.70%, 8/15/2049	442,000	525,229
3.75%, 10/15/2047	110,000	131,112
3.88%, 8/15/2059	338,000	413,276
3.95%, 10/15/2042	70,000	82,768
4.20%, 1/15/2047	362,000	455,772
4.25%, 3/15/2043	26,000	32,368
4.25%, 4/15/2047	333,000	422,630
4.25%, 6/15/2048	338,000	433,461
4.38%, 3/15/2042	158,000	199,399
4.45%, 12/15/2048	465,000	613,628
4.63%, 7/15/2035	1,219,000	1,587,528
4.63%, 11/15/2041	75,000	97,477
4.75%, 7/15/2045	498,000	666,638
5.70%, 10/15/2040	93,000	135,370
5.80%, 3/15/2036	229,000	325,572
5.95%, 2/15/2041	51,000	74,587
6.50%, 6/15/2037	116,000	177,327
6.63%, 11/15/2037	138,000	213,453
6.88%, 2/15/2038	223,000	349,769
Other Securities		19,425,468
		27,287,635
HOME FURNISHINGS — 0.1%
Other Securities		419,410
HOUSEHOLD PRODUCTS — 0.1%
Other Securities		841,329
HOUSEHOLD PRODUCTS & WARES — 0.1%
Other Securities		1,027,993
INSURANCE — 3.7%
Other Securities		27,442,846
INTERNET — 1.0%
Amazon.com, Inc. 2.70%, 6/3/2060	1,345,000	1,386,318
Other Securities		5,592,484
		6,978,802
IRON/STEEL — 0.2%
Other Securities		1,608,969
MACHINERY, CONSTRUCTION & MINING — 0.4%
Other Securities		2,688,574
MACHINERY-DIVERSIFIED — 0.3%
Other Securities		2,526,615
Security Description	Principal Amount	Value
MEDIA — 6.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	$ 315,000	$ 319,804
3.70%, 4/1/2051	356,000	350,147
4.80%, 3/1/2050	1,345,000	1,518,868
5.13%, 7/1/2049	243,000	281,744
5.38%, 4/1/2038	552,000	666,098
5.38%, 5/1/2047	638,000	757,453
5.75%, 4/1/2048	833,000	1,033,553
6.38%, 10/23/2035	1,301,000	1,713,612
6.48%, 10/23/2045	703,000	932,403
6.83%, 10/23/2055	102,000	139,565
Comcast Corp.:
1.95%, 1/15/2031	295,000	300,602
2.80%, 1/15/2051	220,000	224,996
3.20%, 7/15/2036	147,000	162,914
3.25%, 11/1/2039	339,000	373,395
3.40%, 7/15/2046	1,036,000	1,151,328
3.45%, 2/1/2050	263,000	298,074
3.75%, 4/1/2040	382,000	446,661
3.90%, 3/1/2038	436,000	517,811
3.97%, 11/1/2047	281,000	334,865
4.00%, 8/15/2047	101,000	121,471
4.00%, 3/1/2048	184,000	225,413
4.00%, 11/1/2049	813,000	987,641
4.05%, 11/1/2052	588,000	721,229
4.20%, 8/15/2034	239,000	295,139
4.25%, 10/15/2030	930,000	1,136,386
4.25%, 1/15/2033	1,536,000	1,890,401
4.40%, 8/15/2035	1,288,000	1,600,971
4.50%, 1/15/2043	171,000	215,927
4.60%, 8/15/2045	479,000	621,598
4.65%, 7/15/2042	240,000	310,519
4.70%, 10/15/2048	921,000	1,232,049
4.75%, 3/1/2044	335,000	440,408
4.95%, 10/15/2058	581,000	828,988
6.40%, 5/15/2038	154,000	228,662
6.45%, 3/15/2037	89,000	133,156
6.50%, 11/15/2035	70,000	105,632
6.55%, 7/1/2039	237,000	360,216
6.95%, 8/15/2037	595,000	935,090
7.05%, 3/15/2033	164,000	251,081
Other Securities		21,886,194
		46,052,064
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		596,625
MINING — 1.2%
Other Securities		8,487,945

See accompanying notes to financial statements.
60

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 1.4%
General Electric Co. Series A, 6.75%, 3/15/2032	$ 1,529,000	$ 1,862,031
Other Securities		8,042,338
		9,904,369
OIL & GAS — 4.2%
ConocoPhillips 6.50%, 2/1/2039	1,195,000	1,733,395
Exxon Mobil Corp. 4.33%, 3/19/2050	1,766,000	2,209,831
Shell International Finance B.V.:
4.00%, 5/10/2046	1,187,000	1,395,295
6.38%, 12/15/2038	906,000	1,356,110
Other Securities		23,870,045
		30,564,676
OIL & GAS SERVICES — 0.5%
Other Securities		3,437,881
PACKAGING & CONTAINERS — 0.1%
Other Securities		661,097
PHARMACEUTICALS — 7.6%
AbbVie, Inc.:
4.05%, 11/21/2039 (c)	1,141,000	1,334,023
4.25%, 11/21/2049 (c)	1,381,000	1,671,604
4.30%, 5/14/2036	124,000	146,273
4.40%, 11/6/2042	664,000	799,735
4.45%, 5/14/2046	1,215,000	1,484,402
4.50%, 5/14/2035	809,000	977,280
4.55%, 3/15/2035 (c)	475,000	575,757
4.63%, 10/1/2042 (c)	330,000	404,035
4.75%, 3/15/2045 (c)	857,000	1,064,540
4.85%, 6/15/2044 (c)	223,000	277,236
4.88%, 11/14/2048	174,000	226,983
Bristol-Myers Squibb Co. 4.55%, 2/20/2048 (c)	1,253,000	1,689,871
Cigna Corp. 4.80%, 8/15/2038	1,416,000	1,794,058
CVS Health Corp.:
4.25%, 4/1/2050 (d)	205,000	246,804
4.78%, 3/25/2038	1,148,000	1,420,409
4.88%, 7/20/2035	589,000	738,712
5.05%, 3/25/2048	1,655,000	2,163,416
5.13%, 7/20/2045	988,000	1,275,982
5.30%, 12/5/2043	263,000	342,510
6.13%, 9/15/2039	833,000	1,173,264
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	1,580,000	2,397,840
Novartis Capital Corp. 2.20%, 8/14/2030	2,518,000	2,661,627
Other Securities		30,565,935
		55,432,296
Security Description	Principal Amount	Value
PIPELINES — 4.2%
Other Securities		$ 30,443,649
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Other Securities		10,606,908
RETAIL — 3.7%
Home Depot, Inc.:
3.13%, 12/15/2049	$ 287,000	314,340
3.35%, 4/15/2050	832,000	958,231
3.50%, 9/15/2056	250,000	289,897
3.90%, 6/15/2047	429,000	521,055
4.20%, 4/1/2043	203,000	250,654
4.25%, 4/1/2046	303,000	382,747
4.40%, 3/15/2045	509,000	648,827
4.50%, 12/6/2048	556,000	743,439
4.88%, 2/15/2044	951,000	1,294,292
5.40%, 9/15/2040	198,000	282,350
5.88%, 12/16/2036	822,000	1,216,437
5.95%, 4/1/2041	290,000	434,548
Other Securities		19,404,687
		26,741,504
SEMICONDUCTORS — 1.7%
Intel Corp. 3.73%, 12/8/2047	1,290,000	1,544,272
Other Securities		10,813,805
		12,358,077
SOFTWARE — 3.3%
Microsoft Corp.:
2.53%, 6/1/2050	3,225,000	3,363,320
2.68%, 6/1/2060	1,845,000	1,924,409
3.45%, 8/8/2036	112,000	134,946
3.50%, 2/12/2035	360,000	438,171
3.50%, 11/15/2042	779,000	933,304
3.70%, 8/8/2046	1,348,000	1,685,458
3.95%, 8/8/2056	640,000	824,275
4.00%, 2/12/2055	100,000	129,354
4.10%, 2/6/2037	424,000	547,672
4.20%, 11/3/2035	704,000	922,839
4.45%, 11/3/2045	110,000	150,888
4.50%, 10/1/2040	218,000	297,945
4.75%, 11/3/2055	365,000	537,163
5.30%, 2/8/2041	105,000	157,716
Oracle Corp.:
3.60%, 4/1/2040	150,000	169,545
3.60%, 4/1/2050	1,045,000	1,171,769
3.80%, 11/15/2037	706,000	817,442
3.85%, 7/15/2036	167,000	195,736
3.85%, 4/1/2060	1,490,000	1,743,449
3.90%, 5/15/2035	404,000	489,050
4.00%, 7/15/2046	966,000	1,136,692
4.00%, 11/15/2047	742,000	874,640
4.13%, 5/15/2045	563,000	670,257
4.30%, 7/8/2034	1,499,000	1,864,171

See accompanying notes to financial statements.
61

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.50%, 7/8/2044 (d)	$ 474,000	$ 596,671
5.38%, 7/15/2040	462,000	638,535
6.13%, 7/8/2039	356,000	526,973
6.50%, 4/15/2038 (d)	356,000	545,616
Other Securities		995,189
		24,483,195
TELECOMMUNICATIONS — 7.8%
AT&T, Inc.:
2.75%, 6/1/2031	600,000	624,924
3.50%, 6/1/2041	200,000	209,582
3.65%, 6/1/2051	870,000	912,839
3.85%, 6/1/2060	235,000	250,588
4.30%, 12/15/2042	667,000	746,960
4.35%, 6/15/2045	448,000	501,415
4.50%, 5/15/2035	1,181,000	1,392,954
4.50%, 3/9/2048	488,000	568,496
4.55%, 3/9/2049	385,000	454,108
4.65%, 6/1/2044	11,000	12,622
4.75%, 5/15/2046	1,116,000	1,314,871
4.80%, 6/15/2044	1,412,000	1,635,689
4.85%, 3/1/2039	57,000	68,846
4.85%, 7/15/2045	780,000	932,006
4.90%, 8/15/2037	276,000	331,931
4.90%, 6/15/2042	203,000	242,283
5.15%, 3/15/2042	25,000	31,196
5.15%, 11/15/2046	940,000	1,156,078
5.25%, 3/1/2037	831,000	1,029,991
5.30%, 8/15/2058	34,000	43,561
5.35%, 9/1/2040	508,000	639,089
5.35%, 12/15/2043	639,000	806,437
5.38%, 10/15/2041	565,000	708,126
5.45%, 3/1/2047	583,000	763,917
5.55%, 8/15/2041	208,000	268,792
5.65%, 2/15/2047	513,000	677,740
5.70%, 3/1/2057	626,000	867,423
6.00%, 8/15/2040	149,000	199,600
6.15%, 9/15/2034	139,000	188,612
6.20%, 3/15/2040	50,000	66,530
6.25%, 3/29/2041	39,000	52,939
6.30%, 1/15/2038	70,000	96,780
6.35%, 3/15/2040	1,279,000	1,782,261
6.38%, 3/1/2041	209,000	296,278
6.50%, 9/1/2037 (d)	455,000	627,859
6.55%, 2/15/2039	81,000	112,926
Orange SA 5.38%, 1/13/2042	1,682,000	2,364,757
T-Mobile USA, Inc. 4.50%, 4/15/2050 (c)	1,167,000	1,374,901
Verizon Communications, Inc.:
3.85%, 11/1/2042	1,073,000	1,274,059
4.13%, 8/15/2046	320,000	396,973
4.27%, 1/15/2036	1,037,000	1,279,150
4.40%, 11/1/2034	197,000	244,249
4.50%, 8/10/2033	1,519,000	1,901,423
Security Description	Principal Amount	Value
4.52%, 9/15/2048	$ 1,085,000	$ 1,434,153
4.67%, 3/15/2055	674,000	917,590
4.75%, 11/1/2041	576,000	762,751
4.81%, 3/15/2039	50,000	65,255
4.86%, 8/21/2046	862,000	1,168,691
5.01%, 4/15/2049	1,177,000	1,639,031
5.01%, 8/21/2054	108,000	157,152
5.25%, 3/16/2037	559,000	759,491
5.50%, 3/16/2047	458,000	675,848
6.55%, 9/15/2043	149,000	237,820
Vodafone Group PLC 4.88%, 6/19/2049	1,242,000	1,576,918
Other Securities		18,124,927
		56,971,388
TEXTILES — 0.0% (a)
Other Security		224,412
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		140,275
TRANSPORTATION — 3.5%
Other Securities		25,629,248
TRUCKING & LEASING — 0.0% (a)
Other Securities		242,751
WATER — 0.3%
Other Securities		2,513,512
TOTAL CORPORATE BONDS & NOTES (Cost $701,282,396)		723,262,744
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	605,978	606,220
State Street Navigator Securities Lending Portfolio II (g) (h)	14,414,590	14,414,590
TOTAL SHORT-TERM INVESTMENTS (Cost $15,020,810)		15,020,810
TOTAL INVESTMENTS — 101.0% (Cost $716,303,206)		738,283,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(7,184,983)
NET ASSETS — 100.0%		$ 731,098,571

See accompanying notes to financial statements.
62

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at June 30, 2020.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$723,262,744	$—	$723,262,744
Short-Term Investments	15,020,810	—	—	15,020,810
TOTAL INVESTMENTS	$15,020,810	$723,262,744	$—	$738,283,554
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 64,195,532	$ 63,589,507	$195	$—	605,978	$ 606,220	$17,706
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio II	—	—	56,938,610	42,524,020	—	—	14,414,590	14,414,590	29,325
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	11,064,790	12,369,410	—	—	—	—	2,712
Total		$2,703,963	$140,839,599	$128,522,947	$195	$—		$15,020,810	$53,907
See accompanying notes to financial statements.
63

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
1.13%, 5/15/2040	$ 35,888,700	$ 35,557,851
1.25%, 5/15/2050	37,461,000	35,997,680
2.00%, 2/15/2050 (a)	75,217,900	86,148,001
2.25%, 8/15/2046	44,522,500	52,793,946
2.25%, 8/15/2049	62,244,200	74,848,650
2.38%, 11/15/2049 (a)	59,740,100	73,779,023
2.50%, 2/15/2045	48,334,700	59,610,279
2.50%, 2/15/2046	49,118,300	60,829,945
2.50%, 5/15/2046	42,087,000	52,201,032
2.75%, 8/15/2042 (a)	24,369,100	31,238,140
2.75%, 11/15/2042 (a)	31,005,600	39,716,236
2.75%, 8/15/2047	43,183,800	56,422,334
2.75%, 11/15/2047	42,217,900	55,226,290
2.88%, 5/15/2043	45,606,700	59,559,500
2.88%, 8/15/2045	38,365,200	50,546,151
2.88%, 11/15/2046	41,761,500	55,529,745
2.88%, 5/15/2049 (a)	65,010,400	87,946,882
3.00%, 5/15/2042	16,743,400	22,292,267
3.00%, 11/15/2044 (a)	41,400,900	55,431,924
3.00%, 5/15/2045	45,914,300	61,647,122
3.00%, 11/15/2045 (a)	25,474,800	34,335,254
3.00%, 2/15/2047	40,876,200	55,674,662
3.00%, 5/15/2047	43,489,400	59,274,693
3.00%, 2/15/2048	53,885,900	73,764,745
3.00%, 8/15/2048 (a)	60,513,500	83,215,518
3.00%, 2/15/2049	61,992,600	85,588,533
3.13%, 11/15/2041	16,961,100	22,961,089
3.13%, 2/15/2042	20,065,700	27,226,647
3.13%, 2/15/2043	32,281,100	43,761,066
3.13%, 8/15/2044	44,218,400	60,302,843
3.13%, 5/15/2048	52,886,800	74,115,892
3.38%, 5/15/2044	44,266,500	62,609,431
3.38%, 11/15/2048	60,179,200	88,416,409
3.50%, 2/15/2039 (a)	12,184,500	17,237,260
3.63%, 8/15/2043	34,140,000	49,865,737
3.63%, 2/15/2044	42,422,300	62,102,270
3.75%, 8/15/2041	14,164,300	20,865,784
3.75%, 11/15/2043 (a)	34,588,600	51,482,969
3.88%, 8/15/2040	17,861,800	26,611,291
4.25%, 5/15/2039	15,057,800	23,264,301
4.25%, 11/15/2040	16,940,100	26,466,259
Security Description	Principal Amount	Value
4.38%, 2/15/2038 (a)	$ 6,308,300	$ 9,804,478
4.38%, 11/15/2039	16,818,700	26,444,778
4.38%, 5/15/2040	18,106,700	28,605,757
4.38%, 5/15/2041	15,540,900	24,712,459
4.50%, 2/15/2036 (a)	10,322,700	15,801,796
4.50%, 5/15/2038	9,912,800	15,637,442
4.50%, 8/15/2039	16,454,300	26,193,189
4.63%, 2/15/2040	16,698,200	27,079,784
4.75%, 2/15/2037	6,368,700	10,158,077
4.75%, 2/15/2041	16,837,800	27,932,332
5.00%, 5/15/2037 (a)	7,735,400	12,687,265
5.38%, 2/15/2031 (a)	9,077,100	13,485,167
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,189,737,867)		2,395,008,175
	Shares
SHORT-TERM INVESTMENTS — 16.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c)	796,152	796,152
State Street Navigator Securities Lending Portfolio II (d) (e)	389,640,906	389,640,906
TOTAL SHORT-TERM INVESTMENTS (Cost $390,437,058)		390,437,058
TOTAL INVESTMENTS — 115.5% (Cost $2,580,174,925)		2,785,445,233
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.5)%		(373,116,461)
NET ASSETS — 100.0%		$ 2,412,328,772
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
64

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$2,395,008,175	$—	$2,395,008,175
Short-Term Investments	390,437,058	—	—	390,437,058
TOTAL INVESTMENTS	$390,437,058	$2,395,008,175	$—	$2,785,445,233
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,705	$97,705	$ 81,862,946	$ 81,164,499	$—	$—	796,152	$ 796,152	$ 48,317
State Street Navigator Securities Lending Portfolio II	—	—	2,238,679,331	1,849,038,425	—	—	389,640,906	389,640,906	698,679
State Street Navigator Securities Lending Portfolio III	—	—	138,899,686	138,899,686	—	—	—	—	1,782
Total		$97,705	$2,459,441,963	$2,069,102,610	$—	$—		$390,437,058	$748,778
See accompanying notes to financial statements.
65

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.4%
Interpublic Group of Cos., Inc. 3.75%, 10/1/2021	$ 5,032,000	$ 5,214,058
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	13,952,000	14,709,454
WPP Finance 2010 3.63%, 9/7/2022 (a)	4,692,000	4,888,407
		24,811,919
AEROSPACE & DEFENSE — 1.3%
Boeing Co 8.75%, 8/15/2021 (a)	471,000	506,047
Boeing Co.:
2.13%, 3/1/2022 (a)	5,123,000	5,143,492
2.30%, 8/1/2021 (a)	4,127,000	4,154,403
2.35%, 10/30/2021	2,772,000	2,808,507
2.70%, 5/1/2022 (a)	3,855,000	3,906,696
4.51%, 5/1/2023	25,768,000	27,231,107
General Dynamics Corp.:
2.25%, 11/15/2022	2,377,000	2,466,518
3.38%, 5/15/2023	5,338,000	5,756,126
3.88%, 7/15/2021	1,138,000	1,169,807
Howmet Aerospace, Inc. 5.87%, 2/23/2022 (a)	300,000	314,724
Lockheed Martin Corp.:
3.10%, 1/15/2023	4,638,000	4,932,977
3.35%, 9/15/2021	1,874,000	1,937,322
Northrop Grumman Corp.:
2.55%, 10/15/2022	10,218,000	10,657,783
3.50%, 3/15/2021	3,105,000	3,169,894
Raytheon Technologies Corp.:
2.50%, 12/15/2022 (b)	3,557,000	3,686,546
2.80%, 3/15/2022 (b)	6,388,000	6,588,264
		84,430,213
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.85%, 8/9/2022	10,631,000	11,073,887
3.49%, 2/14/2022	7,943,000	8,289,712
4.75%, 5/5/2021	4,350,000	4,506,426
Archer-Daniels-Midland Co. 3.38%, 3/15/2022	3,355,000	3,509,967
BAT Capital Corp. 2.76%, 8/15/2022	11,963,000	12,389,840
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	7,825,000	8,152,320
Philip Morris International, Inc.:
1.13%, 5/1/2023	6,729,000	6,837,337
2.38%, 8/17/2022	8,630,000	8,938,781
2.50%, 8/22/2022	795,000	826,387
2.50%, 11/2/2022	4,795,000	5,002,240
2.63%, 2/18/2022	5,818,000	5,997,543
Security Description	Principal Amount	Value
2.90%, 11/15/2021	$ 4,340,000	$ 4,491,857
4.13%, 5/17/2021	1,210,000	1,246,845
Reynolds American, Inc. 4.00%, 6/12/2022	7,613,000	8,036,816
		89,299,958
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	24,286	22,587
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	877,358	856,381
Southwest Airlines Co.:
2.75%, 11/16/2022 (a)	1,260,000	1,279,706
4.75%, 5/4/2023	8,595,000	8,829,128
		10,987,802
APPAREL — 0.2%
Ralph Lauren Corp. 1.70%, 6/15/2022	1,010,000	1,027,847
Tapestry, Inc. 3.00%, 7/15/2022 (a)	3,214,000	3,157,498
VF Corp. 2.05%, 4/23/2022	8,160,000	8,367,427
		12,552,772
AUTO MANUFACTURERS — 3.2%
American Honda Finance Corp.:
1.95%, 5/20/2022	2,709,000	2,772,201
Series GMTN, 1.70%, 9/9/2021	5,840,000	5,918,606
Series MTN, 1.65%, 7/12/2021 (a)	2,654,000	2,684,017
Series MTN, 1.95%, 5/10/2023	7,052,000	7,277,311
Series MTN, 2.05%, 1/10/2023 (a)	1,058,000	1,094,893
Series MTN, 2.20%, 6/27/2022	8,249,000	8,483,354
Series MTN, 2.60%, 11/16/2022	3,172,000	3,305,573
Series MTN, 3.38%, 12/10/2021	4,262,000	4,429,965
General Motors Co. 5.40%, 10/2/2023	2,460,000	2,663,344
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	7,407,000	7,528,104
3.20%, 7/13/2020	4,213,000	4,214,053
3.20%, 7/6/2021	9,288,000	9,391,375
3.25%, 1/5/2023	1,615,000	1,647,833
3.45%, 1/14/2022	7,121,000	7,240,063
3.45%, 4/10/2022	8,036,000	8,186,354
3.55%, 7/8/2022	8,503,000	8,708,262

See accompanying notes to financial statements.
66

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.70%, 5/9/2023	$ 536,000	$ 551,233
4.15%, 6/19/2023	5,726,000	5,976,054
4.20%, 11/6/2021	8,025,000	8,247,212
4.38%, 9/25/2021	7,311,000	7,508,616
5.20%, 3/20/2023	6,790,000	7,255,930
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,108,000	3,199,624
Series MTN, 0.80%, 6/8/2023	1,575,000	1,582,686
Series MTN, 1.90%, 2/7/2023	2,412,000	2,484,987
Series MTN, 2.00%, 9/26/2022	2,024,000	2,087,554
Series MTN, 2.25%, 2/25/2021	245,000	247,800
Series MTN, 2.50%, 8/14/2020 (a)	419,000	420,039
Series MTN, 2.65%, 5/10/2022 (a)	4,201,000	4,376,602
Series MTN, 2.65%, 4/6/2023	2,638,000	2,783,855
Series MTN, 2.85%, 3/1/2022 (a)	527,000	547,790
Toyota Motor Corp.:
2.16%, 7/2/2022 (a)	4,093,000	4,215,831
3.18%, 7/20/2021	4,175,000	4,290,063
Toyota Motor Credit Corp.:
Series GMTN, 2.70%, 1/11/2023 (a)	2,976,000	3,126,258
Series GMTN, 2.80%, 7/13/2022 (a)	1,860,000	1,941,245
Series MTN, 1.15%, 5/26/2022 (a)	19,400,000	19,612,236
Series MTN, 1.35%, 8/25/2023	7,861,000	8,005,957
Series MTN, 1.80%, 10/7/2021 (a)	5,135,000	5,216,647
Series MTN, 2.15%, 9/8/2022	84,000	86,705
Series MTN, 2.60%, 1/11/2022	6,651,000	6,851,594
Series MTN, 2.63%, 1/10/2023 (a)	1,633,000	1,710,470
Series MTN, 2.65%, 4/12/2022	3,090,000	3,199,788
Series MTN, 2.90%, 3/30/2023	6,805,000	7,202,344
Series MTN, 2.95%, 4/13/2021	5,542,000	5,650,291
Series MTN, 3.30%, 1/12/2022	4,503,000	4,688,839
Series MTN, 3.40%, 9/15/2021	3,385,000	3,500,665
		212,114,223
BANKS — 34.5%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,006,000	2,046,561
Security Description	Principal Amount	Value
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	$ 2,265,000	$ 2,331,636
2.63%, 5/19/2022 (a)	3,122,000	3,249,752
3.30%, 5/17/2021 (a)	4,798,000	4,919,054
Series MTN, 2.05%, 11/21/2022	9,132,000	9,469,610
Series MTN, 2.30%, 6/1/2021 (a)	4,269,000	4,344,049
Series MTN, 2.63%, 11/9/2022 (a)	3,728,000	3,918,053
Banco Santander SA:
3.13%, 2/23/2023	6,377,000	6,636,735
3.50%, 4/11/2022	5,384,000	5,581,324
3.85%, 4/12/2023	7,303,000	7,765,061
Bank of America Corp.:
4.10%, 7/24/2023 (a)	597,000	655,655
5.70%, 1/24/2022	6,587,000	7,110,732
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	26,350,000	28,132,314
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	42,812,000	44,950,031
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	11,607,000	12,020,209
Series GMTN, 3.30%, 1/11/2023	19,210,000	20,489,962
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	5,958,000	6,188,694
Series MTN, 2.50%, 10/21/2022	11,391,000	11,660,397
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	10,367,000	10,733,370
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	11,280,000	11,459,352
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	2,866,000	2,990,442
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	10,838,000	11,025,281
Series MTN, 2.05%, 11/1/2022	15,099,000	15,598,022
Series MTN, 2.35%, 9/11/2022 (a)	1,459,000	1,519,651
Series MTN, 2.55%, 11/6/2022	4,038,000	4,220,800
Series MTN, 2.90%, 3/26/2022	11,966,000	12,467,016
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	8,459,000	8,754,811
Series MTN, 1.60%, 4/24/2025 (a)	1,015,000	1,051,926

See accompanying notes to financial statements.
67

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 1.85%, 1/27/2023 (a)	$ 5,579,000	$ 5,754,181
Series MTN, 1.95%, 8/23/2022	13,716,000	14,129,949
Series MTN, 2.60%, 2/7/2022	8,186,000	8,448,771
Series MTN, 2.95%, 1/29/2023	7,362,000	7,821,389
Series MTN, 3.50%, 4/28/2023 (a)	250,000	269,960
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	5,138,000	5,327,438
Bank of Nova Scotia:
1.63%, 5/1/2023	13,169,000	13,475,574
1.95%, 2/1/2023	19,913,000	20,514,771
2.00%, 11/15/2022	2,466,000	2,541,262
2.38%, 1/18/2023	2,964,000	3,084,546
2.70%, 3/7/2022	6,964,000	7,222,643
2.80%, 7/21/2021	25,000	25,642
Series BKNT, 2.45%, 9/19/2022	3,772,000	3,932,914
Barclays Bank PLC 1.70%, 5/12/2022	9,430,000	9,600,683
Barclays PLC:
3.20%, 8/10/2021	4,461,000	4,593,179
3.68%, 1/10/2023	5,785,000	6,000,665
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	13,287,000	14,314,085
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	19,419,000	20,443,158
BB&T Corp. Series MTN, 2.75%, 4/1/2022	3,362,000	3,483,973
BBVA USA Series BKNT, 2.88%, 6/29/2022 (a)	3,200,000	3,281,280
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	14,017,000	15,090,422
BPCE SA Series MTN, 2.75%, 12/2/2021	4,449,000	4,590,345
Branch Banking & Trust Co.:
2.63%, 1/15/2022	5,318,000	5,480,678
Series BKNT, 2.85%, 4/1/2021	2,971,000	3,017,080
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	7,210,000	7,241,724
2.55%, 6/16/2022	6,804,000	7,072,758
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	11,373,000	11,757,066
Citibank NA Series BKNT, 3.40%, 7/23/2021	9,169,000	9,438,202
Security Description	Principal Amount	Value
Citigroup, Inc.:
2.35%, 8/2/2021	$ 5,959,000	$ 6,073,234
2.70%, 10/27/2022	5,168,000	5,388,260
2.75%, 4/25/2022	14,394,000	14,911,320
2.90%, 12/8/2021	14,379,000	14,807,350
3.38%, 3/1/2023	100,000	106,056
3.50%, 5/15/2023	232,000	247,022
4.05%, 7/30/2022	9,629,000	10,209,725
4.50%, 1/14/2022	16,956,000	17,931,818
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	13,294,000	13,751,048
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	23,776,000	24,736,075
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	12,476,000	12,735,002
SOFR + 1.67%, 1.68%, 5/15/2024 (a) (c)	22,510,000	22,940,841
Citizens Bank NA/Providence RI:
Series BKNT, 2.65%, 5/26/2022	695,000	717,775
Series BKNT, 3.25%, 2/14/2022	4,047,000	4,197,063
Series BKNT, 3.70%, 3/29/2023	1,380,000	1,463,628
Citizens Financial Group, Inc. 2.38%, 7/28/2021	2,641,000	2,679,295
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	7,415,000	7,665,701
2.75%, 1/10/2023	3,786,000	4,000,969
3.13%, 4/26/2021	3,978,000	4,066,590
3.88%, 2/8/2022 (a)	14,615,000	15,423,063
3.95%, 11/9/2022	8,788,000	9,303,592
Series GMTN, 1.88%, 7/19/2021	36,000	36,503
Credit Suisse AG:
1.00%, 5/5/2023	7,390,000	7,437,813
2.10%, 11/12/2021 (a)	12,220,000	12,475,154
2.80%, 4/8/2022	11,379,000	11,802,868
3.00%, 10/29/2021	13,869,000	14,329,451
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	5,199,000	5,321,592
3.80%, 9/15/2022	16,051,000	17,036,852
3.80%, 6/9/2023	15,148,000	16,289,402
Deutsche Bank AG:
3.30%, 11/16/2022	5,453,000	5,595,378
3.95%, 2/27/2023	1,065,000	1,105,566
4.25%, 10/14/2021	14,148,000	14,473,970
Series D, 5.00%, 2/14/2022	5,993,000	6,270,356
Discover Bank:
Series BKNT, 3.20%, 8/9/2021	3,689,000	3,766,580

See accompanying notes to financial statements.
68

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series BKNT, 3.35%, 2/6/2023	$ 815,000	$ 863,802
Fifth Third Bancorp:
1.63%, 5/5/2023 (a)	5,135,000	5,258,497
2.60%, 6/15/2022	3,855,000	3,998,792
3.50%, 3/15/2022	3,175,000	3,327,083
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	3,879,000	3,981,056
Series BKNT, 2.25%, 6/14/2021	4,536,000	4,605,537
Series BKNT, 2.88%, 10/1/2021	3,334,000	3,424,852
Series BKNT, 3.35%, 7/26/2021 (a)	3,527,000	3,621,594
First Horizon National Corp. 3.55%, 5/26/2023	4,820,000	4,963,106
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	1,869,000	1,921,369
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	2,883,000	2,948,848
FNB Corp. 2.20%, 2/24/2023	4,680,000	4,638,067
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	7,625,000	7,671,818
3.00%, 4/26/2022	16,923,000	17,232,522
3.20%, 2/23/2023 (a)	11,447,000	12,131,645
3.63%, 1/22/2023	15,292,000	16,361,828
5.25%, 7/27/2021	16,142,000	16,942,320
5.75%, 1/24/2022	33,033,000	35,633,027
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	22,426,000	23,004,142
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	19,912,000	20,685,382
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	12,614,000	13,074,411
HSBC Holdings PLC:
2.65%, 1/5/2022	7,659,000	7,871,154
2.95%, 5/25/2021	5,609,000	5,727,126
3.60%, 5/25/2023	10,319,000	11,049,172
4.00%, 3/30/2022	2,959,000	3,124,911
4.88%, 1/14/2022 (a)	2,842,000	3,022,552
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	38,840,000	40,541,192
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	20,370,000	21,092,524
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	5,640,000	5,791,716
7.00%, 12/15/2020 (a)	2,644,000	2,717,926
Huntington National Bank:
1.80%, 2/3/2023	4,373,000	4,493,083
Security Description	Principal Amount	Value
Series BKNT, 2.50%, 8/7/2022	$ 516,000	$ 535,752
Series BKNT, 3.13%, 4/1/2022	3,777,000	3,937,296
ING Groep NV 3.15%, 3/29/2022	5,514,000	5,729,928
JPMorgan Chase & Co.:
2.40%, 6/7/2021	8,728,000	8,875,416
2.70%, 5/18/2023 (a)	2,491,000	2,622,699
2.97%, 1/15/2023	11,465,000	11,881,065
3.20%, 1/25/2023	17,843,000	18,961,935
3.25%, 9/23/2022	20,287,000	21,435,447
3.38%, 5/1/2023	349,000	372,809
4.35%, 8/15/2021	13,045,000	13,612,588
4.50%, 1/24/2022	17,355,000	18,416,432
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	10,455,000	10,736,344
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	13,040,000	13,569,815
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	9,979,000	10,682,519
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	9,831,000	10,175,871
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	30,650,000	31,160,322
Series MTN, 2.30%, 8/15/2021	10,653,000	10,675,265
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023 (a)	15,685,000	15,914,001
Series BKNT, 2.30%, 9/14/2022 (a)	2,692,000	2,791,819
Series BKNT, 2.40%, 6/9/2022	1,401,000	1,449,222
Series BKNT, 2.50%, 11/22/2021	4,566,000	4,689,876
Series BKNT, 3.18%, 10/15/2027	1,385,000	1,441,785
Series BKNT, 3.30%, 2/1/2022	3,630,000	3,784,021
Series BKNT, 3.35%, 6/15/2021	3,799,000	3,905,068
Lloyds Bank PLC 2.25%, 8/14/2022	235,000	242,922
Lloyds Banking Group PLC:
3.00%, 1/11/2022	10,275,000	10,602,362
3.10%, 7/6/2021	6,684,000	6,834,256
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	4,565,000	4,595,996
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	17,161,000	17,831,995

See accompanying notes to financial statements.
69

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	$ 8,585,000	$ 8,843,494
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	4,302,000	4,447,752
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	3,655,000	3,719,986
2.62%, 7/18/2022	21,519,000	22,362,330
2.67%, 7/25/2022	12,548,000	13,041,764
3.00%, 2/22/2022	3,317,000	3,435,450
3.22%, 3/7/2022	5,732,000	5,963,286
3.46%, 3/2/2023	12,904,000	13,767,020
3.54%, 7/26/2021	3,719,000	3,839,570
3.76%, 7/26/2023	170,000	184,460
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	4,364,000	4,446,916
2.60%, 9/11/2022	5,211,000	5,407,350
2.95%, 2/28/2022	9,206,000	9,538,613
3.55%, 3/5/2023	3,865,000	4,136,168
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	12,060,000	12,457,980
Morgan Stanley:
2.75%, 5/19/2022	25,694,000	26,674,997
4.88%, 11/1/2022	10,727,000	11,664,218
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	36,208,000	39,011,948
Series GMTN, 3.13%, 1/23/2023	15,969,000	16,936,562
Series GMTN, 3.75%, 2/25/2023 (a)	15,216,000	16,404,370
Series MTN, 2.63%, 11/17/2021	20,669,000	21,234,090
Series MTN, 4.10%, 5/22/2023	1,654,000	1,786,915
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	3,148,000	3,309,618
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022 (a)	3,554,000	3,665,702
Series BKNT, 3.15%, 4/1/2022	6,568,000	6,846,483
National Australia Bank, Ltd.:
1.88%, 12/13/2022	7,235,000	7,459,357
2.80%, 1/10/2022	6,864,000	7,099,435
3.00%, 1/20/2023	477,000	505,639
3.38%, 9/20/2021	4,740,000	4,906,848
3.70%, 11/4/2021	5,238,000	5,461,505
Series BKNT, 1.88%, 7/12/2021 (a)	5,135,000	5,210,382
Series GMTN, 2.50%, 5/22/2022	7,693,000	7,975,487
Security Description	Principal Amount	Value
National Bank of Canada Series MTN, 2.10%, 2/1/2023	$ 15,846,000	$ 16,288,420
Northern Trust Corp.:
2.38%, 8/2/2022 (a)	104,000	108,342
3.38%, 8/23/2021 (a)	3,039,000	3,142,417
PNC Bank NA:
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (c)	4,305,000	4,361,525
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (a) (c)	6,189,000	6,296,132
Series BKNT, 2.45%, 7/28/2022	1,370,000	1,422,567
Series BKNT, 2.55%, 12/9/2021	3,968,000	4,079,104
Series BKNT, 2.63%, 2/17/2022	6,108,000	6,312,435
Series BKNT, 2.70%, 11/1/2022	9,132,000	9,548,145
Series BKNT, 2.95%, 1/30/2023	843,000	886,474
Series BKNT, 3.50%, 6/8/2023	250,000	270,520
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (c)	5,749,000	5,846,446
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (d)	3,402,000	3,579,278
3.30%, 3/8/2022	10,753,000	11,223,121
Regions Financial Corp. 2.75%, 8/14/2022 (a)	5,788,000	6,030,112
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	10,045,000	10,294,417
Series GMTN, 1.95%, 1/17/2023	8,809,000	9,088,862
Series GMTN, 2.75%, 2/1/2022 (a)	6,355,000	6,589,817
Series GMTN, 2.80%, 4/29/2022	8,218,000	8,553,377
Royal Bank of Scotland Group PLC:
6.10%, 6/10/2023	15,000,000	16,595,100
6.13%, 12/15/2022	13,436,000	14,652,227
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	4,055,000	4,159,416
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	11,190,000	11,621,934
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	5,234,000	5,455,765
3.70%, 3/28/2022	7,717,000	7,955,224
4.45%, 12/3/2021 (a)	3,327,000	3,457,951

See accompanying notes to financial statements.
70

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	$ 8,286,000	$ 8,472,435
3.13%, 1/8/2021	3,132,000	3,170,618
3.57%, 1/10/2023	926,000	958,512
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	947,000	993,109
Santander UK PLC:
2.10%, 1/13/2023	8,547,000	8,807,085
3.40%, 6/1/2021	4,776,000	4,901,848
3.75%, 11/15/2021	4,084,000	4,251,730
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	6,501,000	6,601,896
2.80%, 3/11/2022	3,323,000	3,445,486
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,589
3.20%, 7/18/2022 (a)	5,000,000	5,251,400
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	6,461,000	6,569,739
2.44%, 10/19/2021	5,462,000	5,593,416
2.78%, 7/12/2022	11,352,000	11,822,086
2.78%, 10/18/2022	6,739,000	7,047,579
2.85%, 1/11/2022	5,609,000	5,793,536
3.10%, 1/17/2023	12,817,000	13,540,520
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	7,249,000	7,458,641
Svenska Handelsbanken AB Series BKNT, 1.88%, 9/7/2021	5,664,000	5,758,022
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	3,874,000	3,950,589
Series BKNT, 3.65%, 5/24/2021	3,840,000	3,898,982
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	1,475,000	1,487,272
Synovus Financial Corp. 3.13%, 11/1/2022	720,000	731,585
Toronto-Dominion Bank:
1.80%, 7/13/2021	7,285,000	7,395,076
Series MTN, 0.75%, 6/12/2023 (a)	10,355,000	10,424,586
Series MTN, 1.90%, 12/1/2022	10,265,000	10,591,324
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	7,768,000	7,879,315
Series BKNT, 2.45%, 8/1/2022	1,046,000	1,083,918
Series BKNT, 2.75%, 5/1/2023	250,000	263,685
Security Description	Principal Amount	Value
Series BKNT, 2.80%, 5/17/2022	$ 14,117,000	$ 14,690,715
Truist Financial Corp.:
2.70%, 1/27/2022	5,928,000	6,112,064
Series MTN, 2.20%, 3/16/2023	7,501,000	7,786,638
Series MTN, 3.05%, 6/20/2022	13,298,000	13,925,001
Series MTN, 3.20%, 9/3/2021 (a)	4,059,000	4,180,689
Series MTN, 3.95%, 3/22/2022	1,118,000	1,164,721
US Bancorp:
Series MTN, 2.95%, 7/15/2022	11,356,000	11,896,773
Series MTN, 3.00%, 3/15/2022	6,526,000	6,803,420
Series V, 2.63%, 1/24/2022	4,421,000	4,563,931
US Bank NA:
1.95%, 1/9/2023 (a)	3,324,000	3,442,102
Series BKNT, 1.80%, 1/21/2022	10,928,000	11,149,511
Series BKNT, 2.65%, 5/23/2022 (a)	6,284,000	6,541,518
Series BKNT, 2.85%, 1/23/2023	1,034,000	1,092,835
Series BKNT, 3.45%, 11/16/2021	7,209,000	7,494,981
Wells Fargo & Co.:
2.10%, 7/26/2021	2,339,000	2,377,009
3.07%, 1/24/2023	37,681,000	39,055,603
Series M, 3.45%, 2/13/2023 (a)	12,506,000	13,271,742
Series MTN, 2.63%, 7/22/2022	31,870,000	33,160,098
Series MTN, 3.50%, 3/8/2022	14,805,000	15,507,349
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	24,665,000	25,045,334
Wells Fargo Bank NA:
Series BKNT, 3.63%, 10/22/2021	11,659,000	12,095,163
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	10,935,000	11,101,649
Westpac Banking Corp.:
2.00%, 8/19/2021	5,736,000	5,840,625
2.00%, 1/13/2023	9,588,000	9,916,101
2.50%, 6/28/2022	4,274,000	4,439,831
2.75%, 1/11/2023	9,186,000	9,674,420
2.80%, 1/11/2022	10,129,000	10,478,045
3.65%, 5/15/2023	100,000	108,451
		2,298,364,351
BEVERAGES — 2.1%
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	50,000	52,371

See accompanying notes to financial statements.
71

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.30%, 2/1/2023	$ 23,219,000	$ 24,591,243
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/2022 (a)	2,163,000	2,243,355
Beam Suntory, Inc. 3.25%, 5/15/2022	1,043,000	1,076,898
Coca-Cola Co.:
1.55%, 9/1/2021	5,945,000	6,023,950
2.20%, 5/25/2022	2,988,000	3,090,100
2.50%, 4/1/2023 (a)	1,755,000	1,862,037
3.30%, 9/1/2021	8,364,000	8,647,289
Constellation Brands, Inc.:
2.65%, 11/7/2022	4,651,000	4,850,714
2.70%, 5/9/2022	4,555,000	4,716,748
3.20%, 2/15/2023	1,290,000	1,366,407
3.75%, 5/1/2021	3,251,000	3,334,908
Diageo Investment Corp.:
2.88%, 5/11/2022	6,795,000	7,089,767
8.00%, 9/15/2022	447,000	516,473
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	6,041,000	6,209,423
4.06%, 5/25/2023	11,751,000	12,799,424
Molson Coors Brewing Co.:
2.10%, 7/15/2021	5,271,000	5,341,473
3.50%, 5/1/2022	2,830,000	2,951,916
PepsiCo, Inc.:
0.75%, 5/1/2023	9,290,000	9,358,932
1.70%, 10/6/2021	1,558,000	1,583,162
2.25%, 5/2/2022	4,218,000	4,354,832
2.75%, 3/5/2022 (a)	8,779,000	9,136,920
2.75%, 3/1/2023	5,148,000	5,444,370
3.00%, 8/25/2021	3,195,000	3,288,038
3.10%, 7/17/2022 (a)	7,840,000	8,237,253
		138,168,003
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.65%, 5/11/2022	10,232,000	10,623,067
2.70%, 5/1/2022 (a)	3,176,000	3,288,367
3.63%, 5/15/2022	3,864,000	4,050,361
3.88%, 11/15/2021	8,726,517	9,052,277
Biogen, Inc. 3.63%, 9/15/2022	7,055,000	7,494,738
Celgene Corp.:
2.88%, 8/15/2020	23,000	22,975
3.95%, 10/15/2020	2,053,000	2,059,877
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (a)	3,118,000	3,187,750
3.25%, 9/1/2022 (a)	4,840,000	5,115,348
4.40%, 12/1/2021	4,434,000	4,641,378
4.50%, 4/1/2021 (a)	3,090,000	3,153,747
		52,689,885
Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.2%
Carrier Global Corp. 1.92%, 2/15/2023 (b)	$ 14,387,000	$ 14,669,417
CHEMICALS — 1.5%
Air Products & Chemicals, Inc. 3.00%, 11/3/2021 (a)	543,000	559,703
Cabot Corp. 3.70%, 7/15/2022 (a)	2,570,000	2,665,630
Celanese US Holdings LLC:
4.63%, 11/15/2022	77,000	81,802
5.88%, 6/15/2021	2,377,000	2,479,853
DuPont de Nemours, Inc. 2.17%, 5/1/2023	17,193,000	17,521,042
Eastman Chemical Co.:
3.50%, 12/1/2021	6,821,000	7,036,612
3.60%, 8/15/2022	3,466,000	3,615,177
Ecolab, Inc.:
2.38%, 8/10/2022	3,932,000	4,083,146
4.35%, 12/8/2021	6,339,000	6,702,542
FMC Corp. 3.95%, 2/1/2022	1,315,000	1,363,602
LyondellBasell Industries NV 6.00%, 11/15/2021	9,124,000	9,641,604
Mosaic Co.:
3.25%, 11/15/2022	13,789,000	14,113,317
3.75%, 11/15/2021	2,446,000	2,504,998
NewMarket Corp. 4.10%, 12/15/2022	2,380,000	2,528,036
Nutrien, Ltd.:
1.90%, 5/13/2023	5,730,000	5,897,087
3.15%, 10/1/2022	2,635,000	2,749,728
PPG Industries, Inc. 3.20%, 3/15/2023	1,000,000	1,058,060
Praxair, Inc.:
2.20%, 8/15/2022	2,620,000	2,696,792
2.45%, 2/15/2022 (a)	4,505,000	4,621,860
2.70%, 2/21/2023	634,000	663,259
3.00%, 9/1/2021	3,176,000	3,268,199
RPM International, Inc. 3.45%, 11/15/2022	2,865,000	2,953,901
Sherwin-Williams Co. 4.20%, 1/15/2022	685,000	713,667
		99,519,617
COMMERCIAL SERVICES — 0.6%
Block Financial LLC 5.50%, 11/1/2022	1,752,000	1,864,216
Cintas Corp. No. 2 2.90%, 4/1/2022	3,155,000	3,277,320
Equifax, Inc. 3.60%, 8/15/2021	2,977,000	3,064,524
Global Payments, Inc. 4.00%, 6/1/2023	4,797,000	5,197,981

See accompanying notes to financial statements.
72

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Moody's Corp.:
2.75%, 12/15/2021	$ 1,472,000	$ 1,515,306
4.50%, 9/1/2022	8,364,000	8,969,386
PayPal Holdings, Inc.:
1.35%, 6/1/2023 (a)	4,535,000	4,621,437
2.20%, 9/26/2022 (a)	8,200,000	8,485,852
RELX Capital, Inc. 3.50%, 3/16/2023	3,155,000	3,361,179
Verisk Analytics, Inc. 5.80%, 5/1/2021	2,573,000	2,681,272
		43,038,473
COMPUTERS — 3.8%
Apple, Inc.:
0.75%, 5/11/2023	26,930,000	27,171,293
1.55%, 8/4/2021 (a)	8,066,000	8,164,728
1.70%, 9/11/2022 (a)	12,191,000	12,553,438
2.10%, 9/12/2022 (a)	4,160,000	4,311,590
2.15%, 2/9/2022	8,079,000	8,311,998
2.30%, 5/11/2022 (a)	9,160,000	9,472,905
2.40%, 1/13/2023 (a)	4,760,000	5,000,904
2.40%, 5/3/2023	14,493,000	15,319,681
2.50%, 2/9/2022	10,298,000	10,639,070
2.70%, 5/13/2022	6,257,000	6,530,619
2.85%, 2/23/2023	10,064,000	10,675,287
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	19,011,000	19,538,175
5.45%, 6/15/2023 (b)	7,531,000	8,239,893
DXC Technology Co. 4.00%, 4/15/2023 (a)	16,950,000	17,780,550
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	3,114,000	3,208,230
3.50%, 10/5/2021	4,598,000	4,743,343
3.60%, 10/15/2020	3,006,000	3,024,667
4.40%, 10/15/2022	8,448,000	9,042,486
4.45%, 10/2/2023	10,559,000	11,541,515
HP, Inc. 4.05%, 9/15/2022 (a)	2,629,000	2,810,401
IBM Credit LLC:
2.20%, 9/8/2022	496,000	513,633
3.00%, 2/6/2023 (a)	5,845,000	6,202,422
3.60%, 11/30/2021	4,685,000	4,898,683
International Business Machines Corp.:
1.88%, 8/1/2022	10,111,000	10,388,041
2.50%, 1/27/2022	5,896,000	6,083,375
2.85%, 5/13/2022	19,992,000	20,896,238
2.88%, 11/9/2022	5,532,000	5,839,579
Leidos, Inc. 2.95%, 5/15/2023 (b)	2,090,000	2,193,957
		255,096,701
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022 (a)	$ 63,000	$ 65,716
Series MTN, 2.30%, 5/3/2022	1,292,000	1,339,326
Series MTN, 2.45%, 11/15/2021	120,000	123,506
Procter & Gamble Co.:
1.70%, 11/3/2021	4,646,000	4,729,349
1.90%, 10/23/2020	2,845,000	2,859,367
2.15%, 8/11/2022	10,102,000	10,487,694
2.30%, 2/6/2022 (a)	3,032,000	3,126,811
Unilever Capital Corp.:
1.38%, 7/28/2021	4,443,000	4,492,273
2.20%, 5/5/2022	11,112,000	11,440,915
3.00%, 3/7/2022	5,741,000	5,989,758
3.13%, 3/22/2023 (a)	695,000	741,697
		45,396,412
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	7,773,000	7,594,843
3.50%, 5/26/2022	3,442,000	3,395,774
3.95%, 2/1/2022	6,219,000	6,208,303
4.13%, 7/3/2023	2,195,000	2,145,481
4.45%, 12/16/2021	3,374,000	3,407,403
4.50%, 9/15/2023 (e)	5,135,000	5,140,649
4.63%, 7/1/2022	4,370,000	4,415,623
5.00%, 10/1/2021	4,348,000	4,397,132
Air Lease Corp.:
2.25%, 1/15/2023	3,594,000	3,547,745
2.50%, 3/1/2021	3,123,000	3,122,500
2.63%, 7/1/2022	3,433,000	3,406,429
2.75%, 1/15/2023	1,031,000	1,019,494
3.50%, 1/15/2022 (a)	7,036,000	7,087,785
3.75%, 2/1/2022 (a)	2,468,000	2,498,504
Aircastle, Ltd.:
5.00%, 4/1/2023	2,898,000	2,838,446
5.50%, 2/15/2022	3,331,000	3,347,955
Ally Financial, Inc.:
3.05%, 6/5/2023	8,010,000	8,116,373
4.13%, 2/13/2022	5,057,000	5,197,382
4.25%, 4/15/2021	1,979,000	2,015,176
4.63%, 5/19/2022	3,286,000	3,419,214
American Express Co.:
2.50%, 8/1/2022	14,282,000	14,805,721
2.65%, 12/2/2022	6,777,000	7,093,350
2.75%, 5/20/2022	15,582,000	16,186,582
3.40%, 2/27/2023	10,577,000	11,297,188
3.70%, 11/5/2021	9,356,000	9,727,340

See accompanying notes to financial statements.
73

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
American Express Credit Corp. Series MTN, 2.70%, 3/3/2022 (a)	$ 7,128,000	$ 7,375,056
Ameriprise Financial, Inc. 3.00%, 3/22/2022	3,300,000	3,432,297
BGC Partners, Inc. 5.38%, 7/24/2023	3,308,000	3,434,134
BlackRock, Inc. 3.38%, 6/1/2022	4,670,000	4,931,660
Capital One Bank USA NA 3.38%, 2/15/2023	13,856,000	14,544,505
Capital One Financial Corp.:
2.60%, 5/11/2023 (a)	6,400,000	6,681,664
3.05%, 3/9/2022	5,878,000	6,092,547
3.20%, 1/30/2023	6,507,000	6,868,073
3.50%, 6/15/2023	528,000	566,291
4.75%, 7/15/2021	4,308,000	4,491,348
Charles Schwab Corp. 2.65%, 1/25/2023	5,859,000	6,165,953
CME Group, Inc. 3.00%, 9/15/2022	4,175,000	4,401,953
Discover Financial Services:
3.85%, 11/21/2022	2,742,000	2,906,246
5.20%, 4/27/2022	3,519,000	3,757,623
Franklin Resources, Inc. 2.80%, 9/15/2022 (a)	450,000	468,936
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	4,180,000	4,340,010
International Lease Finance Corp.:
5.88%, 8/15/2022	5,018,000	5,266,592
8.63%, 1/15/2022	1,612,000	1,734,609
Jefferies Group LLC 5.13%, 1/20/2023	2,897,000	3,145,939
Mastercard, Inc. 2.00%, 11/21/2021 (a)	4,341,000	4,434,549
ORIX Corp. 2.90%, 7/18/2022 (a)	175,000	181,232
Synchrony Financial:
2.85%, 7/25/2022	4,111,000	4,179,736
3.75%, 8/15/2021	3,442,000	3,496,005
Visa, Inc.:
2.15%, 9/15/2022 (a)	13,511,000	14,027,931
2.80%, 12/14/2022	11,559,000	12,200,062
Western Union Co. 3.60%, 3/15/2022	4,479,000	4,657,578
		275,214,921
ELECTRIC — 4.6%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	2,913,000	3,005,371
Ameren Corp. 2.70%, 11/15/2020	2,075,000	2,087,222
American Electric Power Co., Inc.:
2.15%, 11/13/2020 (a)	2,522,000	2,537,510
Series I, 3.65%, 12/1/2021	3,296,000	3,436,805
Security Description	Principal Amount	Value
Appalachian Power Co. 4.60%, 3/30/2021	$ 2,094,000	$ 2,135,671
Baltimore Gas & Electric Co. 3.50%, 11/15/2021	20,000	20,604
Berkshire Hathaway Energy Co. 2.80%, 1/15/2023	2,115,000	2,228,597
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	4,669,000	4,825,832
3.60%, 11/1/2021	3,866,000	4,013,411
CMS Energy Corp. 5.05%, 3/15/2022	2,515,000	2,655,739
Commonwealth Edison Co. 3.40%, 9/1/2021 (a)	2,547,000	2,614,776
Connecticut Light & Power Co. 2.50%, 1/15/2023	25,000	26,004
Consumers Energy Co. 2.85%, 5/15/2022 (a)	2,467,000	2,561,091
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	6,796,000	6,938,104
4.10%, 4/1/2021 (d)	3,128,000	3,200,570
Series B, 2.75%, 1/15/2022	5,387,000	5,553,189
Series B, 2.75%, 9/15/2022	2,105,000	2,181,285
Series C, 2.00%, 8/15/2021	4,136,000	4,194,359
DTE Electric Co. 3.90%, 6/1/2021	189,000	193,143
DTE Energy Co.:
2.25%, 11/1/2022	3,152,000	3,255,764
Series B, 2.60%, 6/15/2022	3,261,000	3,371,059
Series B, 3.30%, 6/15/2022 (a)	2,911,000	3,038,269
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	1,000,000	1,047,220
3.35%, 5/15/2022 (a)	3,293,000	3,465,092
Duke Energy Corp.:
1.80%, 9/1/2021	5,881,000	5,958,629
2.40%, 8/15/2022	9,338,000	9,681,919
3.05%, 8/15/2022	5,858,000	6,113,350
3.55%, 9/15/2021	3,852,000	3,958,084
Duke Energy Florida LLC 3.10%, 8/15/2021	978,000	998,929
Duke Energy Progress LLC:
2.80%, 5/15/2022 (a)	3,308,000	3,435,126
3.00%, 9/15/2021	547,000	559,838
Edison International:
2.40%, 9/15/2022 (a)	4,745,000	4,801,513
2.95%, 3/15/2023 (a)	19,000	19,434
3.13%, 11/15/2022 (a)	3,665,000	3,770,735
Entergy Corp. 4.00%, 7/15/2022	4,509,000	4,788,829
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	501,235
Evergy Metro, Inc. 3.15%, 3/15/2023	500,000	527,650
Eversource Energy:
2.50%, 3/15/2021	3,260,000	3,300,163

See accompanying notes to financial statements.
74

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.80%, 5/1/2023	$ 36,000	$ 37,747
Series K, 2.75%, 3/15/2022	4,468,000	4,628,803
Exelon Corp.:
3.50%, 6/1/2022	4,019,000	4,202,146
5.15%, 12/1/2020	3,219,000	3,242,402
Exelon Generation Co. LLC:
3.40%, 3/15/2022	3,256,000	3,382,854
4.00%, 10/1/2020	3,148,000	3,148,000
4.25%, 6/15/2022	3,329,000	3,519,619
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022 (a)	2,650,000	2,749,667
Series B, 4.25%, 3/15/2023	8,977,000	9,704,137
Georgia Power Co.:
2.40%, 4/1/2021	3,141,000	3,179,163
2.85%, 5/15/2022	4,811,000	4,995,646
Series A, 2.10%, 7/30/2023	4,984,000	5,186,301
ITC Holdings Corp. 2.70%, 11/15/2022	5,018,000	5,232,520
LG&E & KU Energy LLC 3.75%, 11/15/2020	2,204,000	2,212,067
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	4,589,000	4,729,928
3.05%, 2/15/2022	1,461,000	1,509,096
Series MTN, 1.75%, 1/21/2022	3,209,000	3,277,512
Series MTN, 2.30%, 9/15/2022	975,000	1,007,975
Series MTN, 2.90%, 3/15/2021	3,277,000	3,336,346
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	250,000	256,575
2.40%, 9/1/2021	9,830,000	10,046,260
2.80%, 1/15/2023	13,000	13,655
2.90%, 4/1/2022 (a)	8,291,000	8,622,806
3.20%, 2/25/2022	39,000	40,646
3.30%, 8/15/2022 (a)	5,207,000	5,495,207
NSTAR Electric Co. 2.38%, 10/15/2022	293,000	302,754
NV Energy, Inc. 6.25%, 11/15/2020	3,150,000	3,217,316
Ohio Power Co. Series M, 5.38%, 10/1/2021	3,123,000	3,307,351
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022	1,279,000	1,344,459
7.00%, 9/1/2022 (a)	55,000	62,307
Pacific Gas & Electric Co. 1.75%, 6/16/2022	7,690,000	7,705,303
PacifiCorp 2.95%, 2/1/2022	2,878,000	2,976,341
PECO Energy Co. 1.70%, 9/15/2021	2,518,000	2,554,813
Security Description	Principal Amount	Value
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	$ 279,000	$ 294,772
4.20%, 6/15/2022	6,656,000	7,056,292
PPL Electric Utilities Corp. 3.00%, 9/15/2021	130,000	133,011
Progress Energy, Inc.:
3.15%, 4/1/2022	2,822,000	2,928,502
4.40%, 1/15/2021 (a)	3,002,000	3,036,013
PSEG Power LLC:
3.00%, 6/15/2021	1,727,000	1,762,455
3.85%, 6/1/2023	5,381,000	5,803,893
Public Service Co. of Colorado 2.25%, 9/15/2022	354,000	363,675
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	3,509,000	3,562,091
2.65%, 11/15/2022	4,128,000	4,307,857
Puget Energy, Inc.:
5.63%, 7/15/2022	519,000	554,531
6.00%, 9/1/2021 (a)	3,856,000	4,047,258
San Diego Gas & Electric Co. 3.00%, 8/15/2021	3,581,000	3,651,438
Sempra Energy:
2.85%, 11/15/2020	2,057,000	2,067,264
2.88%, 10/1/2022	4,642,000	4,812,547
2.90%, 2/1/2023 (a)	1,178,000	1,232,907
Southern California Edison Co.:
3.88%, 6/1/2021	3,260,000	3,332,437
Series B, 2.40%, 2/1/2022	2,308,000	2,343,266
Southern Co. 2.35%, 7/1/2021	6,771,000	6,887,190
Southern Power Co. Series E, 2.50%, 12/15/2021	942,000	965,493
Virginia Electric & Power Co.:
2.95%, 1/15/2022	1,388,000	1,425,712
Series C, 2.75%, 3/15/2023	194,000	203,312
WEC Energy Group, Inc. 3.10%, 3/8/2022	3,083,000	3,208,139
Wisconsin Electric Power Co. 2.95%, 9/15/2021 (a)	1,633,000	1,666,117
Wisconsin Public Service Corp. 3.35%, 11/21/2021	2,283,000	2,377,288
Xcel Energy, Inc.:
2.40%, 3/15/2021	2,748,000	2,777,156
2.60%, 3/15/2022	355,000	365,476
		303,395,935
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co. 2.63%, 12/1/2021	3,132,000	3,224,049
ELECTRONICS — 0.4%
Agilent Technologies, Inc. 3.20%, 10/1/2022	280,000	292,656

See accompanying notes to financial statements.
75

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Arrow Electronics, Inc.:
3.50%, 4/1/2022	$ 2,338,000	$ 2,400,845
4.50%, 3/1/2023	371,000	393,957
Avnet, Inc.:
3.75%, 12/1/2021	2,445,000	2,501,553
4.88%, 12/1/2022	732,000	779,946
Flex, Ltd. 5.00%, 2/15/2023	60,000	64,771
Honeywell International, Inc.:
1.85%, 11/1/2021	7,905,000	8,063,416
2.15%, 8/8/2022	6,372,000	6,586,800
4.25%, 3/1/2021	1,090,000	1,117,893
Jabil, Inc.:
4.70%, 9/15/2022	1,557,000	1,654,157
5.63%, 12/15/2020	1,034,000	1,054,101
Roper Technologies, Inc.:
2.80%, 12/15/2021	3,584,000	3,685,284
3.13%, 11/15/2022	5,000	5,237
Tyco Electronics Group SA 3.50%, 2/3/2022	1,065,000	1,104,064
		29,704,680
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
3.55%, 6/1/2022	4,311,000	4,524,308
4.75%, 5/15/2023	300,000	333,537
5.25%, 11/15/2021	46,000	48,863
Waste Management, Inc. 2.90%, 9/15/2022 (a)	11,266,000	11,774,435
		16,681,143
FOOD — 1.4%
Campbell Soup Co.:
2.50%, 8/2/2022	3,857,000	3,970,704
3.65%, 3/15/2023	3,276,000	3,500,635
Conagra Brands, Inc.:
3.20%, 1/25/2023 (a)	2,743,000	2,899,461
3.80%, 10/22/2021	12,622,000	13,121,957
Flowers Foods, Inc. 4.38%, 4/1/2022	2,587,000	2,695,654
General Mills, Inc.:
2.60%, 10/12/2022	2,753,000	2,863,203
3.15%, 12/15/2021	2,526,000	2,602,816
JM Smucker Co.:
3.00%, 3/15/2022 (a)	4,138,000	4,288,872
3.50%, 10/15/2021	4,516,000	4,687,292
Kellogg Co.:
3.13%, 5/17/2022	1,500,000	1,564,245
4.00%, 12/15/2020 (a)	642,000	651,771
Kraft Heinz Foods Co. 2.80%, 7/2/2020	266,000	266,000
Kroger Co.:
2.60%, 2/1/2021	1,332,000	1,345,240
2.80%, 8/1/2022	2,186,000	2,280,370
2.95%, 11/1/2021	974,000	1,001,886
Security Description	Principal Amount	Value
3.40%, 4/15/2022	$ 3,885,000	$ 4,044,984
McCormick & Co., Inc. 2.70%, 8/15/2022	5,470,000	5,699,904
Mondelez International, Inc.:
0.63%, 7/1/2022	10,135,000	10,133,581
2.13%, 4/13/2023	2,756,000	2,854,251
Sysco Corp.:
2.50%, 7/15/2021	3,489,000	3,547,825
2.60%, 6/12/2022	2,771,000	2,856,956
Tyson Foods, Inc.:
2.25%, 8/23/2021 (a)	5,513,000	5,601,318
4.50%, 6/15/2022	6,971,000	7,409,615
		89,888,540
FOREST PRODUCTS & PAPER — 0.0% (f)
International Paper Co. 7.50%, 8/15/2021	534,000	572,630
GAS — 0.1%
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,472,000	2,485,942
NiSource, Inc.:
2.65%, 11/17/2022	2,043,000	2,133,382
3.65%, 6/15/2023	1,446,000	1,561,926
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	1,050,000	1,078,287
		7,259,537
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories 2.55%, 3/15/2022	4,810,000	4,986,383
Baxter International, Inc. 1.70%, 8/15/2021 (a)	1,154,000	1,162,551
Boston Scientific Corp. 3.38%, 5/15/2022	3,156,000	3,295,685
Covidien International Finance SA 3.20%, 6/15/2022	4,862,000	5,085,944
DH Europe Finance II Sarl 2.05%, 11/15/2022	5,335,000	5,509,188
Medtronic, Inc. 3.15%, 3/15/2022 (a)	10,585,000	11,096,255
Thermo Fisher Scientific, Inc. 3.00%, 4/15/2023	15,897,000	16,829,041
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	9,024,000	9,360,505
3.38%, 11/30/2021	4,616,000	4,747,002
		62,072,554
HEALTH CARE SERVICES — 1.5%
Aetna, Inc.:
2.75%, 11/15/2022	7,764,000	8,083,644
2.80%, 6/15/2023	1,786,000	1,879,515

See accompanying notes to financial statements.
76

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Anthem, Inc.:
2.95%, 12/1/2022	$ 7,701,000	$ 8,111,617
3.13%, 5/15/2022	4,331,000	4,534,470
3.30%, 1/15/2023	10,509,000	11,189,248
3.70%, 8/15/2021	3,239,000	3,325,416
Cigna Holding Co. 4.38%, 12/15/2020 (a)	250,000	251,735
CommonSpirit Health 2.95%, 11/1/2022 (a)	2,465,000	2,542,549
Dignity Health 3.13%, 11/1/2022	497,000	512,024
Humana, Inc.:
2.90%, 12/15/2022	4,205,000	4,395,865
3.15%, 12/1/2022 (a)	4,758,000	5,005,035
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	2,671,000	2,770,388
3.75%, 8/23/2022	5,156,000	5,440,353
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	2,788,000	2,905,431
2.75%, 2/15/2023 (a)	4,059,000	4,277,821
2.88%, 12/15/2021	5,171,000	5,351,313
2.88%, 3/15/2022	5,934,000	6,139,138
2.88%, 3/15/2023	6,680,000	7,083,205
3.15%, 6/15/2021	3,283,000	3,371,969
3.35%, 7/15/2022	11,411,000	12,066,448
3.38%, 11/15/2021	2,959,000	3,053,718
		102,290,902
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,361,000	2,376,110
4.38%, 9/15/2022 (a)	1,520,000	1,611,094
NVR, Inc. 3.95%, 9/15/2022	3,558,000	3,775,287
		7,762,491
HOME FURNISHINGS — 0.1%
Whirlpool Corp. 4.70%, 6/1/2022 (a)	3,899,000	4,161,949
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	1,000	1,032
Clorox Co.:
3.05%, 9/15/2022	3,117,000	3,279,489
3.80%, 11/15/2021 (a)	3,095,000	3,229,757
Kimberly-Clark Corp. 2.40%, 3/1/2022 (a)	2,271,000	2,335,769
		8,846,047
HOUSEWARES — 0.0% (f)
Newell Brands, Inc. 3.65%, 4/1/2021	27,000	26,984
Security Description	Principal Amount	Value
INSURANCE — 1.4%
Alleghany Corp. 4.95%, 6/27/2022 (a)	$ 59,000	$ 63,604
American International Group, Inc. 4.88%, 6/1/2022	9,059,000	9,773,302
Aon Corp. 2.20%, 11/15/2022	4,247,000	4,410,000
Aon PLC 2.80%, 3/15/2021	1,164,000	1,179,551
Assurant, Inc. 4.00%, 3/15/2023	225,000	238,336
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020 (a)	1,463,000	1,473,812
3.00%, 5/15/2022	5,052,000	5,295,304
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	3,060,000	3,095,282
2.75%, 3/15/2023	10,154,000	10,753,492
3.00%, 2/11/2023 (a)	3,772,000	4,021,744
3.40%, 1/31/2022 (a)	3,424,000	3,587,119
3.75%, 8/15/2021 (a)	1,729,000	1,793,872
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	4,305,000	4,546,037
2.88%, 11/3/2022	6,326,000	6,647,740
CNA Financial Corp. 5.75%, 8/15/2021	2,336,000	2,464,854
Enstar Group, Ltd. 4.50%, 3/10/2022	2,129,000	2,159,211
Lincoln National Corp. 4.20%, 3/15/2022 (a)	1,619,000	1,707,446
Loews Corp. 2.63%, 5/15/2023	133,000	140,429
Markel Corp. 4.90%, 7/1/2022	3,459,000	3,704,416
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	3,535,000	3,647,943
3.30%, 3/14/2023	100,000	106,147
3.50%, 12/29/2020	2,959,000	3,002,704
4.80%, 7/15/2021 (a)	1,600,000	1,654,944
MetLife, Inc. 3.05%, 12/15/2022	3,393,000	3,586,706
Primerica, Inc. 4.75%, 7/15/2022	270,000	286,030
Progressive Corp. 3.75%, 8/23/2021	762,000	786,879
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020 (a)	522,000	529,616
Series MTN, 4.50%, 11/16/2021	3,422,000	3,609,115
Trinity Acquisition PLC 3.50%, 9/15/2021	1,097,000	1,123,811
Unum Group 5.63%, 9/15/2020	949,000	956,317
W R Berkley Corp. 4.63%, 3/15/2022 (a)	2,586,000	2,741,393

See accompanying notes to financial statements.
77

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Willis Towers Watson PLC 5.75%, 3/15/2021	$ 1,052,000	$ 1,085,096
		90,172,252
INTERNET — 1.1%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021 (a)	5,435,000	5,567,234
Amazon.com, Inc.:
0.40%, 6/3/2023	8,165,000	8,174,471
2.40%, 2/22/2023	4,668,000	4,903,361
2.50%, 11/29/2022	7,640,000	7,994,954
3.30%, 12/5/2021	8,234,000	8,545,986
Baidu, Inc.:
2.88%, 7/6/2022	935,000	957,515
3.50%, 11/28/2022 (a)	4,837,000	5,053,117
Booking Holdings, Inc. 2.75%, 3/15/2023 (a)	2,515,000	2,637,279
E*TRADE Financial Corp. 2.95%, 8/24/2022	5,220,000	5,431,410
eBay, Inc.:
2.60%, 7/15/2022	4,902,000	5,061,266
2.75%, 1/30/2023	7,888,000	8,256,764
3.80%, 3/9/2022	6,050,000	6,350,020
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	4,562,000	4,739,872
		73,673,249
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.50%, 2/10/2023	645,000	647,786
3.63%, 1/19/2022	6,090,000	6,196,271
FS KKR Capital Corp. 4.75%, 5/15/2022	3,088,000	3,066,322
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	100,000	99,585
		10,009,964
IRON/STEEL — 0.1%
Nucor Corp. 4.13%, 9/15/2022	4,184,000	4,457,341
LEISURE TIME — 0.0% (f)
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020 (a)	1,945,000	1,886,669
LODGING — 0.1%
Choice Hotels International, Inc. 5.75%, 7/1/2022	2,869,000	3,001,634
Marriott International, Inc.:
2.88%, 3/1/2021	2,012,000	2,022,020
Series N, 3.13%, 10/15/2021 (a)	748,000	749,084
		5,772,738
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 1.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$ 9,808,000	$ 10,204,930
3.38%, 4/3/2023	134,000	142,320
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021 (a)	4,276,000	4,334,025
1.93%, 10/1/2021	2,550,000	2,595,212
Series MTN, 0.95%, 5/13/2022	10,995,000	11,106,929
Series MTN, 1.90%, 9/6/2022	10,195,000	10,497,180
Series MTN, 1.95%, 11/18/2022	6,324,000	6,545,467
Series MTN, 2.40%, 6/6/2022	6,598,000	6,845,821
Series MTN, 2.55%, 11/29/2022	2,434,000	2,556,162
Series MTN, 2.63%, 3/1/2023	298,000	313,296
Series MTN, 2.85%, 6/1/2022	2,775,000	2,893,798
Series MTN, 2.95%, 2/26/2022	7,544,000	7,848,174
Series MTN, 3.15%, 9/7/2021	6,032,000	6,225,205
Series MTN, 3.45%, 5/15/2023	282,000	305,668
		72,414,187
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
1.95%, 7/2/2023 (e)	2,060,000	2,078,313
3.88%, 10/15/2021	812,000	832,073
4.38%, 4/5/2022 (a)	1,080,000	1,132,855
4.88%, 4/1/2021	3,230,000	3,314,303
CNH Industrial NV 4.50%, 8/15/2023	6,402,000	6,872,995
Deere & Co. 2.60%, 6/8/2022	6,918,000	7,175,488
John Deere Capital Corp.:
2.80%, 1/27/2023	2,773,000	2,938,714
Series MTN, 0.55%, 7/5/2022	4,305,000	4,318,561
Series MTN, 0.70%, 7/5/2023	3,730,000	3,746,114
Series MTN, 1.20%, 4/6/2023	4,490,000	4,573,739
Series MTN, 1.95%, 6/13/2022	6,209,000	6,383,411
Series MTN, 2.15%, 9/8/2022	685,000	710,372
Series MTN, 2.30%, 6/7/2021 (a)	3,808,000	3,876,696
Series MTN, 2.65%, 1/6/2022 (a)	1,516,000	1,565,331
Series MTN, 2.70%, 1/6/2023	3,929,000	4,142,030
Series MTN, 2.75%, 3/15/2022	2,865,000	2,974,701
Series MTN, 2.80%, 3/6/2023	5,799,000	6,173,094
Series MTN, 2.95%, 4/1/2022	4,066,000	4,240,960
Series MTN, 3.13%, 9/10/2021	3,334,000	3,439,454

See accompanying notes to financial statements.
78

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.15%, 10/15/2021	$ 456,000	$ 471,623
Series MTN, 3.20%, 1/10/2022	4,374,000	4,554,296
Series MTN, 3.90%, 7/12/2021 (a)	1,108,000	1,147,533
Xylem, Inc. 4.88%, 10/1/2021	4,316,000	4,537,756
		81,200,412
MEDIA — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/2022	9,511,000	10,145,669
Class USD, 4.50%, 2/1/2024	4,182,000	4,626,212
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	9,565,000	11,568,294
Comcast Corp.:
2.75%, 3/1/2023	5,415,000	5,715,803
2.85%, 1/15/2023	1,468,000	1,556,697
3.13%, 7/15/2022	10,457,000	11,039,455
Discovery Communications LLC 2.95%, 3/20/2023 (a)	4,588,000	4,819,419
Fox Corp. 3.67%, 1/25/2022	4,038,000	4,225,484
NBCUniversal Media LLC 2.88%, 1/15/2023	5,247,000	5,562,607
Time Warner Cable LLC:
4.00%, 9/1/2021	1,020,000	1,047,152
4.13%, 2/15/2021	5,133,000	5,185,870
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,165,000	1,376,832
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	9,190,000	9,418,555
Series MTN, 2.35%, 12/1/2022 (a)	3,608,000	3,759,283
Series MTN, 2.45%, 3/4/2022	654,000	673,953
Series MTN, 2.55%, 2/15/2022	980,000	1,011,017
Series MTN, 3.75%, 6/1/2021	6,452,000	6,651,109
Viacom, Inc. 3.88%, 12/15/2021	100,000	104,893
Walt Disney Co.:
1.65%, 9/1/2022 (a)	5,465,000	5,591,078
3.00%, 9/15/2022	6,297,000	6,645,980
		100,725,362
METAL FABRICATE & HARDWARE — 0.0% (f)
Precision Castparts Corp. 2.50%, 1/15/2023 (a)	260,000	272,345
Security Description	Principal Amount	Value
MINING — 0.2%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	$ 5,878,000	$ 6,086,787
3.25%, 11/21/2021 (a)	3,036,000	3,142,503
Kinross Gold Corp. 5.13%, 9/1/2021	2,634,000	2,706,804
Newmont Corp. 3.50%, 3/15/2022 (a)	437,000	451,941
Newmont Goldcorp Corp. 3.63%, 6/9/2021	2,629,000	2,683,105
Southern Copper Corp. 3.50%, 11/8/2022 (a)	5,000	5,239
		15,076,379
MISCELLANEOUS MANUFACTURER — 0.9%
3M Co.:
1.75%, 2/14/2023	1,500,000	1,548,600
Series MTN, 1.63%, 9/19/2021	8,030,000	8,135,434
Series MTN, 2.00%, 6/26/2022	2,500,000	2,578,050
Series MTN, 2.25%, 3/15/2023	3,362,000	3,518,199
Series MTN, 2.75%, 3/1/2022	4,377,000	4,538,074
Series MTN, 3.00%, 9/14/2021	3,207,000	3,298,592
Eaton Corp. 2.75%, 11/2/2022	8,411,000	8,879,997
General Electric Co.:
2.70%, 10/9/2022	2,702,000	2,808,513
Series GMTN, 3.10%, 1/9/2023 (a)	12,569,000	13,144,660
Series GMTN, 3.15%, 9/7/2022	10,346,000	10,813,225
Series MTN, 4.38%, 9/16/2020	300	302
Illinois Tool Works, Inc. 3.38%, 9/15/2021 (a)	875,000	898,747
		60,162,393
OIL & GAS — 4.3%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,529,000	2,575,609
2.52%, 9/19/2022	2,377,000	2,465,733
2.75%, 5/10/2023 (a)	1,551,000	1,637,530
2.94%, 4/6/2023	10,975,000	11,611,879
3.25%, 5/6/2022	10,889,000	11,410,692
4.50%, 10/1/2020	5,533,000	5,585,619
BP Capital Markets PLC:
2.50%, 11/6/2022	2,751,000	2,861,013
3.06%, 3/17/2022 (a)	6,534,000	6,793,531
3.25%, 5/6/2022	409,000	428,198
3.56%, 11/1/2021	6,439,000	6,685,807

See accompanying notes to financial statements.
79

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	$ 9,474,000	$ 9,785,126
3.45%, 11/15/2021	5,467,000	5,603,019
Chevron Corp.:
1.14%, 5/11/2023 (a)	6,270,000	6,377,468
2.36%, 12/5/2022	11,537,000	12,010,940
2.41%, 3/3/2022	3,578,000	3,682,442
2.50%, 3/3/2022 (a)	7,508,000	7,760,119
2.57%, 5/16/2023 (a)	2,456,000	2,588,354
EOG Resources, Inc. 2.63%, 3/15/2023 (a)	10,004,000	10,476,889
Exxon Mobil Corp.:
1.57%, 4/15/2023	28,195,000	28,932,299
1.90%, 8/16/2022 (a)	8,911,000	9,169,597
2.40%, 3/6/2022 (a)	5,542,000	5,709,590
2.73%, 3/1/2023	7,268,000	7,647,099
Husky Energy, Inc. 3.95%, 4/15/2022	5,383,000	5,507,401
Marathon Oil Corp. 2.80%, 11/1/2022 (a)	10,035,000	10,127,623
Marathon Petroleum Corp.:
3.40%, 12/15/2020 (a)	3,019,000	3,047,258
4.50%, 5/1/2023	13,045,000	14,060,814
Newfield Exploration Co. 5.75%, 1/30/2022	4,826,000	4,829,764
Ovintiv, Inc. 3.90%, 11/15/2021 (a)	785,000	780,015
Phillips 66:
3.70%, 4/6/2023	8,081,000	8,661,054
4.30%, 4/1/2022	17,409,000	18,471,297
Shell International Finance B.V.:
1.75%, 9/12/2021 (a)	4,661,000	4,725,135
2.25%, 11/10/2020	3,177,000	3,196,952
2.25%, 1/6/2023	4,248,000	4,428,625
2.38%, 8/21/2022	6,043,000	6,299,646
3.50%, 11/13/2023	4,000,000	4,355,880
Suncor Energy, Inc.:
2.80%, 5/15/2023	3,430,000	3,580,714
9.25%, 10/15/2021	1,534,000	1,675,696
Total Capital International SA:
2.22%, 7/12/2021	5,603,000	5,697,747
2.70%, 1/25/2023	6,139,000	6,463,815
2.88%, 2/17/2022 (a)	6,930,000	7,185,371
Total Capital SA:
4.13%, 1/28/2021	2,648,000	2,704,694
4.25%, 12/15/2021	4,311,000	4,551,338
Valero Energy Corp. 2.70%, 4/15/2023	6,879,000	7,139,026
		289,288,419
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	$ 11,335,000	$ 11,817,078
Halliburton Co. 3.25%, 11/15/2021	4,780,000	4,883,487
National Oilwell Varco, Inc. 2.60%, 12/1/2022	2,338,000	2,353,220
		19,053,785
PACKAGING & CONTAINERS — 0.0% (f)
Bemis Co., Inc. 4.50%, 10/15/2021	202,000	208,300
WestRock RKT LLC 4.90%, 3/1/2022	273,000	289,730
		498,030
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
2.15%, 11/19/2021 (a) (b)	10,930,000	11,138,216
2.30%, 11/21/2022 (a) (b)	39,159,000	40,509,985
2.85%, 5/14/2023	1,200,000	1,265,556
2.90%, 11/6/2022	24,181,000	25,356,680
3.20%, 11/6/2022	1,472,000	1,547,896
3.25%, 10/1/2022 (b)	2,566,000	2,687,346
3.38%, 11/14/2021	7,458,000	7,726,786
3.45%, 3/15/2022 (b)	17,563,000	18,265,344
AstraZeneca PLC:
2.38%, 6/12/2022	10,049,000	10,395,490
3.50%, 8/17/2023	838,000	906,817
Becton Dickinson and Co.:
2.89%, 6/6/2022	12,201,000	12,629,865
3.13%, 11/8/2021	4,760,000	4,900,420
3.25%, 11/12/2020	479,000	483,642
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	120,000	123,565
2.25%, 8/15/2021 (b)	8,010,000	8,163,472
2.60%, 5/16/2022 (a) (b)	17,042,000	17,698,969
2.75%, 2/15/2023 (b)	600,000	632,052
2.88%, 2/19/2021 (b)	3,272,000	3,323,436
3.25%, 8/15/2022 (a) (b)	4,723,000	4,985,835
3.25%, 2/20/2023 (b)	1,132,000	1,206,587
3.55%, 8/15/2022 (b)	2,905,000	3,086,853
Cardinal Health, Inc.:
2.62%, 6/15/2022	8,372,000	8,650,453
3.20%, 3/15/2023	25,000	26,401
Cigna Corp.:
3.00%, 7/15/2023 (b)	6,692,000	7,071,236
3.05%, 11/30/2022 (b)	102,000	107,306
3.40%, 9/17/2021	6,684,000	6,905,040
3.75%, 7/15/2023	592,000	642,622
3.90%, 2/15/2022 (b)	2,020,000	2,120,434

See accompanying notes to financial statements.
80

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CVS Health Corp.:
2.75%, 12/1/2022 (a)	$ 5,127,000	$ 5,346,538
2.80%, 7/20/2020	378,000	378,318
3.50%, 7/20/2022	14,172,000	14,926,801
3.70%, 3/9/2023	49,999,000	53,667,427
4.75%, 12/1/2022	2,179,000	2,360,772
Eli Lilly & Co. 2.35%, 5/15/2022 (a)	6,374,000	6,602,189
Express Scripts Holding Co. 3.90%, 2/15/2022	2,103,000	2,160,896
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	10,595,000	11,050,585
2.88%, 6/1/2022	19,278,000	20,103,677
3.13%, 5/14/2021	4,377,000	4,483,230
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	4,320,000	4,572,288
3.38%, 5/15/2023 (a)	5,290,000	5,703,625
Johnson & Johnson:
1.95%, 11/10/2020	2,657,000	2,673,314
2.05%, 3/1/2023	305,000	317,499
2.25%, 3/3/2022	4,610,000	4,750,467
2.45%, 12/5/2021	858,000	883,045
McKesson Corp.:
2.70%, 12/15/2022	986,000	1,027,027
2.85%, 3/15/2023	1,178,000	1,232,400
3.65%, 11/30/2020	3,020,000	3,057,539
Merck & Co., Inc.:
2.35%, 2/10/2022	10,732,000	11,067,375
2.40%, 9/15/2022	6,147,000	6,397,183
2.80%, 5/18/2023	5,432,000	5,786,221
Novartis Capital Corp.:
2.40%, 5/17/2022	3,550,000	3,682,450
2.40%, 9/21/2022	9,385,000	9,774,384
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	927,000	943,278
Pfizer, Inc.:
1.95%, 6/3/2021	3,967,000	4,028,885
2.20%, 12/15/2021	6,133,000	6,287,920
2.80%, 3/11/2022	4,111,000	4,278,112
3.00%, 9/15/2021	5,211,000	5,376,553
3.00%, 6/15/2023	250,000	268,075
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	20,367,000	20,759,065
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	7,925,000	8,265,933
Upjohn, Inc. 1.13%, 6/22/2022 (b)	2,795,000	2,813,419
Zoetis, Inc.:
3.25%, 8/20/2021	3,233,000	3,321,487
3.25%, 2/1/2023	8,295,000	8,752,718
		449,658,999
PIPELINES — 2.6%
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	2,815,000	2,902,547
Security Description	Principal Amount	Value
Enbridge, Inc. 2.90%, 7/15/2022	$ 3,642,000	$ 3,776,244
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	2,565,000	2,659,572
4.25%, 3/15/2023	927,000	975,612
4.65%, 6/1/2021	9,261,000	9,454,184
5.20%, 2/1/2022	8,702,000	9,115,084
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.00%, 10/1/2022	120,000	127,652
5.88%, 3/1/2022	4,848,000	5,115,707
Enterprise Products Operating LLC:
2.85%, 4/15/2021 (a)	3,854,000	3,914,508
3.35%, 3/15/2023	3,843,000	4,074,579
3.50%, 2/1/2022	8,649,000	9,025,491
4.05%, 2/15/2022	3,181,000	3,358,754
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,910,000	4,118,012
3.50%, 3/1/2021	3,551,000	3,594,216
3.95%, 9/1/2022 (a)	1,703,000	1,796,307
4.15%, 3/1/2022	3,367,000	3,532,185
5.00%, 10/1/2021	4,217,000	4,383,698
Kinder Morgan, Inc. 3.15%, 1/15/2023	16,713,000	17,507,536
MPLX L.P.:
3.38%, 3/15/2023	6,834,000	7,136,746
3.50%, 12/1/2022	400,000	416,576
ONEOK Partners L.P. 3.38%, 10/1/2022 (a)	14,743,000	15,255,319
ONEOK, Inc. 4.25%, 2/1/2022	3,162,000	3,288,259
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023 (a)	7,034,000	7,111,093
3.65%, 6/1/2022	2,975,000	3,037,802
Sabine Pass Liquefaction LLC 6.25%, 3/15/2022	7,408,000	7,893,668
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023 (a)	1,543,000	1,595,246
4.65%, 2/15/2022 (a)	3,606,000	3,764,952
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,354,000	4,490,846
3.80%, 10/1/2020	3,225,000	3,249,187
9.88%, 1/1/2021	1,020,000	1,063,095
Williams Cos., Inc.:
3.35%, 8/15/2022	932,000	970,548
3.60%, 3/15/2022	9,403,000	9,762,101
3.70%, 1/15/2023	3,296,000	3,485,190
4.00%, 11/15/2021	3,151,000	3,253,597
7.88%, 9/1/2021	4,631,000	4,977,677
		170,183,790

See accompanying notes to financial statements.
81

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Campus Communities Operating Partnership L.P. 3.75%, 4/15/2023	$ 144,000	$ 147,548
American Tower Corp.:
2.25%, 1/15/2022	5,219,000	5,346,239
3.00%, 6/15/2023	2,772,000	2,958,140
3.45%, 9/15/2021	2,433,000	2,521,513
3.50%, 1/31/2023	5,419,000	5,788,305
4.70%, 3/15/2022	3,368,000	3,598,236
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	551,000	574,621
Boston Properties L.P. 3.85%, 2/1/2023	4,838,000	5,169,403
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	851,000	918,340
Crown Castle International Corp.:
2.25%, 9/1/2021	4,334,000	4,402,044
3.40%, 2/15/2021	2,590,000	2,630,663
4.88%, 4/15/2022	5,463,000	5,854,315
5.25%, 1/15/2023	10,495,000	11,669,390
Digital Realty Trust L.P.:
3.63%, 10/1/2022	1,000,000	1,058,530
3.95%, 7/1/2022 (a)	2,549,000	2,700,411
ERP Operating L.P. 4.63%, 12/15/2021	3,864,000	4,046,651
Essex Portfolio L.P. 3.63%, 8/15/2022 (a)	5,000	5,232
Healthpeak Properties, Inc. 3.15%, 8/1/2022 (a)	1,467,000	1,538,472
Host Hotels & Resorts L.P. Series C, 4.75%, 3/1/2023	1,299,000	1,346,491
Kimco Realty Corp. 3.40%, 11/1/2022 (a)	350,000	366,314
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	390,000	386,041
4.15%, 2/1/2022 (a)	942,000	935,227
Public Storage 2.37%, 9/15/2022 (a)	1,717,000	1,785,371
Rayonier, Inc. 3.75%, 4/1/2022	100,000	100,936
Realty Income Corp. 3.25%, 10/15/2022	3,899,000	4,108,376
Regency Centers Corp. 3.75%, 11/15/2022	650,000	680,108
Simon Property Group L.P.:
2.35%, 1/30/2022	5,369,000	5,469,615
2.50%, 7/15/2021	4,100,000	4,148,749
2.63%, 6/15/2022 (a)	6,587,000	6,765,178
2.75%, 2/1/2023 (a)	4,505,000	4,666,639
2.75%, 6/1/2023	135,000	140,368
Security Description	Principal Amount	Value
SL Green Operating Partnership L.P. 3.25%, 10/15/2022 (a)	$ 5,486,000	$ 5,489,895
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	61,000	62,485
Ventas Realty L.P. 3.10%, 1/15/2023 (a)	2,420,000	2,481,444
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	6,065,000	6,221,295
Welltower, Inc. 3.75%, 3/15/2023	3,039,000	3,208,759
Weyerhaeuser Co. 3.25%, 3/15/2023	50,000	52,458
		109,343,802
RETAIL — 2.2%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	2,723,000	2,847,768
AutoZone, Inc. 3.70%, 4/15/2022	4,091,000	4,280,577
Costco Wholesale Corp. 2.30%, 5/18/2022 (a)	3,949,000	4,087,412
Dollar General Corp. 3.25%, 4/15/2023	8,648,000	9,229,319
Dollar Tree, Inc. 3.70%, 5/15/2023	7,383,000	7,908,374
Home Depot, Inc.:
2.00%, 4/1/2021	5,982,000	6,049,716
2.63%, 6/1/2022	4,367,000	4,555,261
2.70%, 4/1/2023	7,000	7,391
3.25%, 3/1/2022	6,878,000	7,219,974
4.40%, 4/1/2021	3,324,000	3,390,846
Lowe's Cos., Inc.:
3.12%, 4/15/2022	4,903,000	5,097,649
3.75%, 4/15/2021 (a)	3,241,000	3,298,819
3.80%, 11/15/2021	982,000	1,017,666
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	7,893,000	8,155,758
Series MTN, 3.35%, 4/1/2023	6,220,000	6,666,036
Series MTN, 3.63%, 5/20/2021	2,540,000	2,612,212
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	3,218,000	3,208,636
O'Reilly Automotive, Inc.:
3.80%, 9/1/2022	288,000	303,299
4.63%, 9/15/2021	2,859,000	2,964,955
Starbucks Corp.:
1.30%, 5/7/2022	5,370,000	5,441,582
2.70%, 6/15/2022 (a)	3,137,000	3,257,712
3.10%, 3/1/2023	6,084,000	6,467,474
Target Corp. 2.90%, 1/15/2022	3,661,000	3,807,550
TJX Cos., Inc.:
2.50%, 5/15/2023	2,810,000	2,945,892
2.75%, 6/15/2021	3,383,000	3,446,262

See accompanying notes to financial statements.
82

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Walgreen Co. 3.10%, 9/15/2022	$ 7,282,000	$ 7,623,453
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	4,849,000	4,997,476
Walmart, Inc.:
2.35%, 12/15/2022	5,090,000	5,328,772
2.55%, 4/11/2023 (a)	10,683,000	11,258,707
3.13%, 6/23/2021	10,522,000	10,812,723
		148,289,271
SAVINGS & LOANS — 0.0% (f)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	105,000	113,568
People's United Financial, Inc. 3.65%, 12/6/2022	354,000	368,248
		481,816
SEMICONDUCTORS — 1.7%
Analog Devices, Inc.:
2.50%, 12/5/2021	4,753,000	4,865,218
2.95%, 1/12/2021	3,208,000	3,244,828
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	500,000	519,295
3.00%, 1/15/2022	100,000	102,623
Broadcom, Inc.:
2.25%, 11/15/2023 (b)	6,540,000	6,756,147
3.13%, 10/15/2022 (b)	15,017,000	15,638,704
Intel Corp.:
2.35%, 5/11/2022	8,798,000	9,100,123
2.70%, 12/15/2022	8,048,000	8,507,702
3.10%, 7/29/2022	2,848,000	3,007,687
3.30%, 10/1/2021	13,874,000	14,400,380
Microchip Technology, Inc. 3.92%, 6/1/2021	4,990,000	5,086,457
Micron Technology, Inc. 2.50%, 4/24/2023	3,915,000	4,068,820
NVIDIA Corp. 2.20%, 9/16/2021	6,853,000	6,987,182
QUALCOMM, Inc.:
2.60%, 1/30/2023	8,796,000	9,229,819
3.00%, 5/20/2022	17,133,000	17,925,230
Texas Instruments, Inc.:
1.85%, 5/15/2022	2,904,000	2,976,803
2.75%, 3/12/2021	1,281,000	1,299,664
		113,716,682
SOFTWARE — 2.9%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	3,180,000	3,231,802
2.60%, 6/15/2022	5,709,000	5,923,544
Adobe, Inc. 1.70%, 2/1/2023	12,154,000	12,586,439
Autodesk, Inc. 3.60%, 12/15/2022	1,060,000	1,112,481
Security Description	Principal Amount	Value
Fidelity National Information Services, Inc. 3.50%, 4/15/2023	$ 4,890,000	$ 5,229,855
Fiserv, Inc. 3.50%, 10/1/2022	4,017,000	4,242,354
Intuit, Inc. 0.65%, 7/15/2023 (a)	2,305,000	2,311,592
Microsoft Corp.:
1.55%, 8/8/2021	11,570,000	11,728,972
2.00%, 11/3/2020	3,192,000	3,205,470
2.00%, 8/8/2023	8,639,000	9,041,664
2.13%, 11/15/2022 (a)	1,677,000	1,747,250
2.38%, 2/12/2022	10,538,000	10,881,328
2.38%, 5/1/2023	1,365,000	1,435,939
2.40%, 2/6/2022	9,870,000	10,183,570
2.65%, 11/3/2022	5,024,000	5,278,968
Oracle Corp.:
1.90%, 9/15/2021	28,618,000	29,096,779
2.50%, 5/15/2022	23,822,000	24,629,566
2.50%, 10/15/2022	13,171,000	13,761,719
2.63%, 2/15/2023	7,396,000	7,777,560
2.80%, 7/8/2021	8,512,000	8,731,780
salesforce.com, Inc. 3.25%, 4/11/2023	4,675,000	5,019,360
VMware, Inc. 2.95%, 8/21/2022	12,931,000	13,379,447
		190,537,439
TELECOMMUNICATIONS — 1.7%
America Movil SAB de CV 3.13%, 7/16/2022	5,806,000	6,005,146
AT&T, Inc.:
2.63%, 12/1/2022	1,100,000	1,145,892
3.00%, 2/15/2022	2,914,000	3,034,232
3.00%, 6/30/2022	12,775,000	13,350,258
3.20%, 3/1/2022	10,763,000	11,228,607
3.40%, 6/15/2022	1,344,000	1,414,681
3.60%, 2/17/2023 (a)	12,056,000	12,931,266
3.80%, 3/15/2022	8,263,000	8,716,639
4.00%, 1/15/2022	3,105,000	3,272,111
British Telecommunications PLC 4.50%, 12/4/2023	3,130,000	3,466,037
Cisco Systems, Inc.:
1.85%, 9/20/2021	9,789,000	9,958,937
2.60%, 2/28/2023	504,000	532,320
3.00%, 6/15/2022 (a)	6,104,000	6,426,535
Corning, Inc. 2.90%, 5/15/2022	3,014,000	3,119,189
Motorola Solutions, Inc.:
3.50%, 3/1/2023	1,115,000	1,180,863
3.75%, 5/15/2022	862,000	904,514
Orange SA 4.13%, 9/14/2021 (a)	4,846,000	5,060,532
Rogers Communications, Inc. 3.00%, 3/15/2023	90,000	95,616

See accompanying notes to financial statements.
83

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Telefonica Emisiones SA 4.57%, 4/27/2023 (a)	$ 6,136,000	$ 6,729,903
Verizon Communications, Inc.:
2.45%, 11/1/2022	3,650,000	3,798,373
2.95%, 3/15/2022 (a)	8,355,000	8,710,087
Vodafone Group PLC:
2.50%, 9/26/2022 (a)	3,937,000	4,092,197
2.95%, 2/19/2023	923,000	973,137
		116,147,072
TEXTILES — 0.0% (f)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	1,143,000	1,208,745
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc. 2.60%, 11/19/2022 (a)	995,000	1,023,935
TRANSPORTATION — 1.4%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	162,000	171,322
3.05%, 3/15/2022 (a)	518,000	538,570
3.05%, 9/1/2022	4,970,000	5,211,890
3.45%, 9/15/2021	5,326,000	5,476,033
Canadian National Railway Co. 2.85%, 12/15/2021	5,586,000	5,737,604
Canadian Pacific Railway Co. 4.45%, 3/15/2023	15,000	16,328
FedEx Corp.:
2.63%, 8/1/2022 (a)	4,541,000	4,717,236
3.40%, 1/14/2022	6,493,000	6,757,200
Norfolk Southern Corp.:
2.90%, 2/15/2023	426,000	449,302
3.00%, 4/1/2022	1,854,000	1,926,084
3.25%, 12/1/2021	4,725,000	4,866,183
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	100,000	101,338
Series MTN, 2.50%, 9/1/2022	356,000	364,071
Series MTN, 2.80%, 3/1/2022	2,104,000	2,159,020
Series MTN, 2.88%, 6/1/2022	2,797,000	2,901,943
Series MTN, 3.40%, 3/1/2023	5,073,000	5,325,128
Series MTN, 3.45%, 11/15/2021	3,280,000	3,377,088
Series MTN, 3.50%, 6/1/2021	4,457,000	4,553,182
Union Pacific Corp.:
2.95%, 3/1/2022	3,756,000	3,908,193
2.95%, 1/15/2023	300,000	316,032
3.20%, 6/8/2021	3,684,000	3,780,926
4.16%, 7/15/2022	5,043,000	5,364,390
United Parcel Service, Inc.:
2.05%, 4/1/2021	3,301,000	3,343,352
2.35%, 5/16/2022	7,627,000	7,893,106
2.45%, 10/1/2022	8,991,000	9,379,141
Security Description	Principal Amount	Value
2.50%, 4/1/2023	$ 5,793,000	$ 6,084,562
		94,719,224
TOTAL CORPORATE BONDS & NOTES (Cost $6,397,729,863)		6,512,216,408
	Shares
SHORT-TERM INVESTMENTS — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (g) (h)	133,086,797	133,086,797
State Street Navigator Securities Lending Portfolio II (i) (j)	166,487,328	166,487,328
TOTAL SHORT-TERM INVESTMENTS (Cost $299,574,125)		299,574,125
TOTAL INVESTMENTS — 102.2% (Cost $6,697,303,988)		6,811,790,533
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(148,779,487)
NET ASSETS — 100.0%		$ 6,663,011,046
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
84

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,512,216,408	$—	$6,512,216,408
Short-Term Investments	299,574,125	—	—	299,574,125
TOTAL INVESTMENTS	$299,574,125	$6,512,216,408	$—	$6,811,790,533
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 560,399,457	$ 560,400,837	$1,380	$—	—	$ —	$244,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,320,381	83,320,381	1,154,164,264	1,104,397,848	—	—	133,086,797	133,086,797	164,778
State Street Navigator Securities Lending Portfolio II	—	—	654,762,850	488,275,522	—	—	166,487,328	166,487,328	415,796
State Street Navigator Securities Lending Portfolio III	27,959,848	27,959,848	162,138,638	190,098,486	—	—	—	—	37,919
Total		$111,280,229	$2,531,465,209	$2,343,172,693	$1,380	$—		$299,574,125	$863,342
See accompanying notes to financial statements.
85

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.13%, 2/15/2023	$ 6,245,600	$ 7,382,494
7.25%, 8/15/2022	3,524,600	4,051,913
7.63%, 11/15/2022 (a)	3,140,400	3,692,669
8.00%, 11/15/2021 (a)	6,691,700	7,406,091
8.13%, 8/15/2021 (a)	6,215,700	6,769,286
Treasury Notes:
0.13%, 5/31/2022 (a)	34,056,600	34,032,654
0.13%, 6/30/2022	36,208,200	36,186,984
0.13%, 5/15/2023 (a)	33,015,600	32,969,172
0.25%, 4/15/2023	47,812,900	47,921,226
0.25%, 6/15/2023	39,225,600	39,311,406
0.38%, 3/31/2022	45,469,200	45,636,157
0.50%, 3/15/2023	37,407,200	37,740,358
1.13%, 7/31/2021	31,111,400	31,431,021
1.13%, 8/31/2021	38,009,700	38,429,885
1.13%, 9/30/2021	29,364,800	29,713,507
1.13%, 2/28/2022 (a)	46,267,900	47,008,910
1.25%, 10/31/2021	29,014,300	29,430,247
1.38%, 1/31/2022	33,415,100	34,053,381
1.38%, 10/15/2022	49,351,300	50,712,317
1.38%, 2/15/2023	56,199,900	57,973,709
1.38%, 6/30/2023	18,104,400	18,752,198
1.50%, 8/31/2021	35,332,900	35,878,076
1.50%, 9/30/2021	37,489,700	38,110,623
1.50%, 10/31/2021	45,217,600	46,017,739
1.50%, 11/30/2021 (a)	52,113,300	53,096,532
1.50%, 1/31/2022 (a)	25,220,800	25,750,831
1.50%, 8/15/2022	34,515,300	35,494,133
1.50%, 9/15/2022	45,840,700	47,198,015
1.50%, 1/15/2023	54,418,300	56,250,666
1.50%, 2/28/2023	24,476,400	25,340,723
1.50%, 3/31/2023	24,195,100	25,077,843
1.63%, 12/31/2021 (a)	36,832,000	37,636,261
1.63%, 8/15/2022 (a)	17,222,900	17,755,733
1.63%, 8/31/2022	46,638,700	48,107,091
1.63%, 11/15/2022 (a)	83,619,700	86,507,193
1.63%, 12/15/2022	52,322,700	54,198,960
1.63%, 4/30/2023 (a)	26,745,500	27,838,305
1.63%, 5/31/2023	25,935,700	27,029,862
1.75%, 7/31/2021 (a)	39,243,800	39,910,638
1.75%, 11/30/2021	27,572,800	28,189,957
1.75%, 2/28/2022	23,126,300	23,732,462
1.75%, 3/31/2022	25,004,600	25,694,180
1.75%, 4/30/2022	24,201,600	24,903,068
1.75%, 5/15/2022	33,911,500	34,912,949
1.75%, 5/31/2022	31,496,500	32,445,086
1.75%, 6/15/2022	51,320,100	52,911,825
1.75%, 6/30/2022	32,324,300	33,344,536
1.75%, 7/15/2022	30,490,200	31,471,603
1.75%, 9/30/2022	23,613,100	24,452,472
1.75%, 1/31/2023	23,135,100	24,073,156
1.75%, 5/15/2023	51,984,000	54,331,403
Security Description	Principal Amount	Value
1.88%, 11/30/2021 (a)	$ 29,786,200	$ 30,502,930
1.88%, 1/31/2022	27,510,800	28,251,227
1.88%, 2/28/2022	32,038,800	32,946,149
1.88%, 3/31/2022	35,605,200	36,663,620
1.88%, 4/30/2022	27,626,800	28,487,979
1.88%, 5/31/2022	27,825,100	28,731,590
1.88%, 7/31/2022	25,555,500	26,463,918
1.88%, 8/31/2022	20,880,100	21,650,054
1.88%, 9/30/2022	26,921,000	27,953,673
1.88%, 10/31/2022	26,981,100	28,054,020
2.00%, 8/31/2021	25,867,600	26,417,287
2.00%, 10/31/2021	23,586,100	24,159,169
2.00%, 11/15/2021	36,202,900	37,106,558
2.00%, 12/31/2021	26,741,300	27,472,507
2.00%, 2/15/2022	28,769,700	29,620,429
2.00%, 7/31/2022 (a)	29,065,600	30,173,726
2.00%, 10/31/2022	28,534,200	29,751,362
2.00%, 11/30/2022	56,818,100	59,326,087
2.00%, 2/15/2023	49,417,400	51,780,169
2.13%, 8/15/2021	31,554,000	32,240,546
2.13%, 9/30/2021	30,542,800	31,284,895
2.13%, 12/31/2021	26,865,000	27,648,912
2.13%, 5/15/2022	42,164,900	43,704,907
2.13%, 6/30/2022	27,732,700	28,817,092
2.13%, 12/31/2022	55,641,500	58,358,370
2.25%, 7/31/2021	30,993,200	31,686,915
2.25%, 4/15/2022	40,758,200	42,273,896
2.38%, 3/15/2022	34,338,500	35,628,877
2.38%, 1/31/2023	35,130,600	37,123,164
2.50%, 1/15/2022	34,167,900	35,391,805
2.50%, 2/15/2022	32,621,700	33,851,385
2.50%, 3/31/2023	26,844,700	28,558,147
2.63%, 7/15/2021	29,794,800	30,550,145
2.63%, 12/15/2021	28,503,200	29,520,853
2.63%, 2/28/2023	32,400,300	34,511,382
2.63%, 6/30/2023	20,115,800	21,586,768
2.75%, 8/15/2021	31,702,100	32,618,489
2.75%, 9/15/2021	32,311,500	33,313,662
2.75%, 4/30/2023	30,684,700	32,914,135
2.75%, 5/31/2023	28,423,900	30,549,031
2.88%, 10/15/2021	33,893,300	35,072,946
2.88%, 11/15/2021	30,808,700	31,948,381
U. S. Treasury Notes 0.13%, 4/30/2022	42,070,100	42,042,163
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,170,328,945)		3,184,976,826
Shares
SHORT-TERM INVESTMENTS — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c)	2,379,258	2,379,258

See accompanying notes to financial statements.
86

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (e)	276,433,451	$ 276,433,451
TOTAL SHORT-TERM INVESTMENTS (Cost $278,812,709)		278,812,709
TOTAL INVESTMENTS — 108.2% (Cost $3,449,141,654)		3,463,789,535
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(263,861,403)
NET ASSETS — 100.0%		$ 3,199,928,132

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$3,184,976,826	$—	$3,184,976,826
Short-Term Investments	278,812,709	—	—	278,812,709
TOTAL INVESTMENTS	$278,812,709	$3,184,976,826	$—	$3,463,789,535
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	969,950	$ 969,950	$ 171,047,875	$ 169,638,567	$—	$—	2,379,258	$ 2,379,258	$ 33,341
State Street Navigator Securities Lending Portfolio II	—	—	1,766,714,135	1,490,280,684	—	—	276,433,451	276,433,451	559,903
State Street Navigator Securities Lending Portfolio III	3,552,500	3,552,500	50,267,173	53,819,673	—	—	—	—	7,590
Total		$4,522,450	$1,988,029,183	$1,713,738,924	$—	$—		$278,812,709	$600,834
See accompanying notes to financial statements.
87

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.25%, 2/15/2050 (a)	$ 9,328,932	$ 10,484,826
0.63%, 2/15/2043	29,852,189	35,175,700
0.75%, 2/15/2042 (a)	30,342,486	36,361,692
0.75%, 2/15/2045	29,323,311	35,904,151
0.88%, 2/15/2047	22,952,474	29,304,080
1.00%, 2/15/2046 (a)	23,732,245	30,775,903
1.00%, 2/15/2048	22,624,618	29,941,837
1.00%, 2/15/2049 (a)	18,685,871	24,961,726
1.38%, 2/15/2044	27,197,556	37,153,377
1.75%, 1/15/2028 (a)	21,674,578	25,883,833
2.00%, 1/15/2026	31,716,038	36,860,795
2.13%, 2/15/2040	20,950,272	30,912,456
2.13%, 2/15/2041 (a)	32,936,316	49,225,072
2.38%, 1/15/2025 (a)	43,249,932	49,807,732
2.38%, 1/15/2027	25,538,920	31,028,062
2.50%, 1/15/2029	20,570,996	26,392,816
3.38%, 4/15/2032	8,855,124	13,189,809
3.63%, 4/15/2028	30,699,707	41,354,303
3.88%, 4/15/2029 (a)	36,033,251	50,981,569
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022 (a)	52,101,145	52,832,281
0.13%, 4/15/2022 (a)	55,436,121	56,268,189
0.13%, 7/15/2022	52,438,615	53,690,793
0.13%, 1/15/2023 (a)	52,354,236	53,650,665
0.13%, 7/15/2024	52,445,220	54,803,381
0.13%, 10/15/2024 (a)	39,463,838	41,356,335
0.13%, 4/15/2025	33,555,725	35,214,242
0.13%, 7/15/2026	45,391,242	48,239,368
0.13%, 1/15/2030	45,618,257	49,343,220
0.25%, 1/15/2025	50,801,006	53,480,383
Security Description	Principal Amount	Value
0.25%, 7/15/2029	$ 45,905,762	$ 50,269,640
0.38%, 7/15/2023 (a)	54,591,649	56,868,729
0.38%, 7/15/2025	51,550,771	55,082,750
0.38%, 1/15/2027 (a)	48,055,213	51,833,781
0.38%, 7/15/2027	43,736,114	47,579,691
0.50%, 4/15/2024	36,098,637	37,962,480
0.50%, 1/15/2028	44,527,898	48,854,662
0.63%, 7/15/2021	44,443,967	45,230,741
0.63%, 4/15/2023	55,772,411	58,012,842
0.63%, 1/15/2024 (a)	51,655,851	54,429,591
0.63%, 1/15/2026 (a)	54,839,831	59,409,977
0.75%, 7/15/2028 (a)	44,764,455	50,511,174
0.88%, 1/15/2029	39,316,135	44,865,752
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,651,161,459)		1,785,490,406
	Shares
SHORT-TERM INVESTMENT — 27.0%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $483,423,801)	483,423,801	483,423,801
TOTAL INVESTMENTS — 126.7% (Cost $2,134,585,260)		2,268,914,207
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.7)%		(477,948,790)
NET ASSETS — 100.0%		$ 1,790,965,417
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,785,490,406	$—	$1,785,490,406
Short-Term Investment	483,423,801	—	—	483,423,801
TOTAL INVESTMENTS	$483,423,801	$1,785,490,406	$—	$2,268,914,207
See accompanying notes to financial statements.
88

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,317	$581,317	$ 98,423,696	$ 99,005,013	$—	$—	—	$ —	$ 27,209
State Street Navigator Securities Lending Portfolio II	—	—	2,152,570,334	1,669,146,533	—	—	483,423,801	483,423,801	670,756
State Street Navigator Securities Lending Portfolio III	—	—	243,598,301	243,598,301	—	—	—	—	37,029
Total		$581,317	$2,494,592,331	$2,011,749,847	$—	$—		$483,423,801	$734,994
See accompanying notes to financial statements.
89

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
5.25%, 11/15/2028	$ 7,427,200	$ 10,279,709
5.25%, 2/15/2029 (a)	7,655,200	10,673,023
5.50%, 8/15/2028	6,543,600	9,123,210
6.00%, 2/15/2026	5,996,200	7,870,949
6.13%, 11/15/2027	9,150,800	12,894,049
6.13%, 8/15/2029 (a)	5,908,500	8,823,052
6.25%, 8/15/2023 (a)	4,646,800	5,523,157
6.25%, 5/15/2030	7,051,300	10,857,900
6.38%, 8/15/2027 (a)	2,034,900	2,876,204
6.50%, 11/15/2026	3,653,500	5,051,535
6.63%, 2/15/2027	3,624,000	5,086,058
6.75%, 8/15/2026	3,286,800	4,549,907
6.88%, 8/15/2025	2,786,000	3,714,086
7.50%, 11/15/2024 (a)	6,291,700	8,267,687
7.63%, 2/15/2025 (a)	7,549,800	10,096,678
Treasury Notes:
0.25%, 5/31/2025 (a)	42,412,600	42,352,957
0.25%, 6/30/2025	34,330,300	34,265,931
0.38%, 4/30/2025 (a)	42,810,700	42,997,997
0.50%, 3/31/2025 (a)	40,806,400	41,233,592
0.50%, 4/30/2027	33,987,400	34,035,195
0.50%, 5/31/2027	33,990,900	34,022,766
0.50%, 6/30/2027	23,333,100	23,347,683
0.63%, 3/31/2027 (a)	30,500,400	30,805,404
0.63%, 5/15/2030 (a)	51,232,200	51,096,114
1.13%, 2/28/2025 (a)	40,758,500	42,382,471
1.13%, 2/28/2027	39,180,000	40,875,759
1.25%, 7/31/2023	26,080,600	26,940,445
1.25%, 8/31/2024	29,499,500	30,732,487
1.38%, 8/31/2023	24,483,900	25,407,785
1.38%, 9/30/2023	23,228,300	24,126,582
1.38%, 1/31/2025	33,656,400	35,352,367
1.38%, 8/31/2026	26,697,500	28,247,207
1.50%, 9/30/2024	30,859,400	32,493,984
1.50%, 10/31/2024	35,141,300	37,030,145
1.50%, 11/30/2024 (a)	35,413,800	37,353,259
1.50%, 8/15/2026	57,246,900	60,994,783
1.50%, 1/31/2027	25,595,200	27,322,876
1.50%, 2/15/2030 (a)	58,340,300	63,071,334
1.63%, 10/31/2023	25,600,600	26,820,629
1.63%, 2/15/2026	52,804,400	56,488,332
1.63%, 5/15/2026 (a)	61,745,600	66,159,446
1.63%, 9/30/2026	27,764,100	29,809,533
1.63%, 10/31/2026	20,568,000	22,094,531
1.63%, 11/30/2026	30,493,300	32,770,768
1.63%, 8/15/2029 (a)	58,762,200	64,115,069
1.75%, 6/30/2024	37,230,800	39,487,917
1.75%, 7/31/2024	30,527,700	32,409,447
1.75%, 12/31/2024	31,378,500	33,467,131
1.75%, 12/31/2026	33,612,400	36,406,431
1.75%, 11/15/2029 (a)	59,609,700	65,812,834
1.88%, 8/31/2024	28,972,800	30,937,518
Security Description	Principal Amount	Value
1.88%, 6/30/2026	$ 30,473,700	$ 33,130,626
1.88%, 7/31/2026	21,984,000	23,916,188
2.00%, 4/30/2024	25,695,200	27,439,663
2.00%, 5/31/2024	56,878,300	60,815,345
2.00%, 6/30/2024	22,222,600	23,786,863
2.00%, 2/15/2025	61,895,400	66,813,183
2.00%, 8/15/2025	60,099,100	65,254,476
2.00%, 11/15/2026	50,594,900	55,551,619
2.13%, 11/30/2023	29,995,200	31,963,635
2.13%, 2/29/2024	27,602,800	29,532,840
2.13%, 3/31/2024	60,201,600	64,495,668
2.13%, 7/31/2024	21,069,100	22,685,495
2.13%, 9/30/2024	21,193,800	22,876,058
2.13%, 11/30/2024	19,457,600	21,053,731
2.13%, 5/15/2025	54,328,500	59,145,910
2.13%, 5/31/2026	30,886,400	34,008,822
2.25%, 12/31/2023	25,726,200	27,561,202
2.25%, 1/31/2024	26,968,700	28,938,679
2.25%, 4/30/2024	34,258,000	36,910,319
2.25%, 10/31/2024	23,603,800	25,634,096
2.25%, 11/15/2024	60,351,800	65,585,433
2.25%, 12/31/2024	26,478,600	28,834,782
2.25%, 11/15/2025	61,832,900	68,122,465
2.25%, 3/31/2026	24,627,700	27,250,165
2.25%, 2/15/2027	50,788,100	56,723,959
2.25%, 8/15/2027	55,617,000	62,456,153
2.25%, 11/15/2027	51,979,300	58,533,565
2.38%, 2/29/2024	31,982,800	34,511,440
2.38%, 8/15/2024	59,478,500	64,687,516
2.38%, 4/30/2026	37,777,400	42,112,947
2.38%, 5/15/2027	58,579,500	66,103,305
2.38%, 5/15/2029	55,694,900	64,275,396
2.50%, 8/15/2023	41,811,800	44,833,356
2.50%, 1/31/2024	34,275,300	37,081,590
2.50%, 5/15/2024	61,114,700	66,476,560
2.50%, 1/31/2025	22,453,100	24,735,247
2.50%, 2/28/2026	25,936,300	29,036,498
2.63%, 12/31/2023	37,522,000	40,693,782
2.63%, 3/31/2025	23,094,800	25,649,662
2.63%, 12/31/2025	28,570,600	32,106,212
2.63%, 1/31/2026	28,618,300	32,202,295
2.63%, 2/15/2029	61,511,300	72,083,555
2.75%, 7/31/2023	29,109,800	31,409,019
2.75%, 8/31/2023	24,244,700	26,205,111
2.75%, 11/15/2023	56,499,200	61,350,186
2.75%, 2/15/2024	43,928,800	47,957,895
2.75%, 2/28/2025 (a)	23,678,000	26,393,571
2.75%, 6/30/2025	22,483,500	25,214,894
2.75%, 8/31/2025	35,548,500	39,983,731
2.75%, 2/15/2028	63,756,900	74,376,409
2.88%, 9/30/2023	30,882,200	33,567,504
2.88%, 10/31/2023	29,522,400	32,151,739
2.88%, 11/30/2023	32,877,900	35,875,440
2.88%, 4/30/2025	26,352,300	29,623,691
2.88%, 5/31/2025	24,375,500	27,445,290

See accompanying notes to financial statements.
90

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.88%, 7/31/2025	$ 28,341,900	$ 32,010,848
2.88%, 11/30/2025	25,096,400	28,505,981
2.88%, 5/15/2028	70,673,100	83,405,301
2.88%, 8/15/2028	64,283,100	76,135,297
3.00%, 9/30/2025	24,109,800	27,466,336
3.00%, 10/31/2025	24,325,300	27,753,647
3.13%, 11/15/2028	67,041,400	81,057,243
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,110,386,670)		4,152,455,347
	Shares
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c)	3,372,677	3,372,677
State Street Navigator Securities Lending Portfolio II (d) (e)	212,738,390	212,738,390
TOTAL SHORT-TERM INVESTMENTS (Cost $216,111,067)		216,111,067
TOTAL INVESTMENTS — 104.7% (Cost $4,326,497,737)		4,368,566,414
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(194,664,870)
NET ASSETS — 100.0%		$ 4,173,901,544

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$4,152,455,347	$—	$4,152,455,347
Short-Term Investments	216,111,067	—	—	216,111,067
TOTAL INVESTMENTS	$216,111,067	$4,152,455,347	$—	$4,368,566,414
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,279	$ 207,279	$ 71,087,409	$ 67,922,011	$—	$—	3,372,677	$ 3,372,677	$ 19,297
State Street Navigator Securities Lending Portfolio II	—	—	966,279,961	753,541,571	—	—	212,738,390	212,738,390	392,535
State Street Navigator Securities Lending Portfolio III	9,073,350	9,073,350	147,172,605	156,245,955	—	—	—	—	19,781
Total		$9,280,629	$1,184,539,975	$977,709,537	$—	$—		$216,111,067	$431,613
See accompanying notes to financial statements.
91

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.6%
Lamar Media Corp.:
3.75%, 2/15/2028 (a)	$ 20,000	$ 18,950
4.88%, 1/15/2029 (a)	65,000	65,699
5.00%, 5/1/2023	36,000	36,197
5.75%, 2/1/2026	73,000	75,432
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	75,000	69,657
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a) (b)	68,000	62,131
5.00%, 8/15/2027 (a)	50,000	45,130
5.63%, 2/15/2024 (b)	75,000	75,223
6.25%, 6/15/2025 (a)	50,000	50,749
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	120,000	115,387
		614,555
AEROSPACE & DEFENSE — 2.2%
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	110,000	75,329
7.50%, 12/1/2024 (a)	125,000	81,211
7.50%, 3/15/2025 (a)	150,000	97,740
7.88%, 4/15/2027 (a)	175,000	114,068
8.75%, 12/1/2021 (a)	100,000	81,397
Howmet Aerospace, Inc.:
6.75%, 1/15/2028 (b)	95,000	103,565
6.88%, 5/1/2025	25,000	27,126
Howmet Aerospace,Inc.:
5.13%, 10/1/2024 (b)	76,000	78,635
5.95%, 2/1/2037	31,000	31,994
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	86,000	89,780
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	24,384
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	79,000	71,379
5.38%, 5/1/2026 (a)	45,000	45,036
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	50,000	45,666
3.95%, 6/15/2023	75,000	63,433
4.60%, 6/15/2028	28,000	22,647
7.50%, 4/15/2025 (a)	80,000	79,378
SSL Robotics LLC 9.75%, 12/31/2023 (a)	131,000	140,318
TransDigm UK Holdings PLC 6.88%, 5/15/2026 (b)	100,000	93,150
TransDigm, Inc.:
5.50%, 11/15/2027	193,000	168,414
6.25%, 3/15/2026 (a)	280,000	279,177
Security Description	Principal Amount	Value
6.50%, 7/15/2024 (b)	$ 175,000	$ 167,256
7.50%, 3/15/2027	38,000	36,512
8.00%, 12/15/2025 (a)	65,000	68,275
6.50%, 5/15/2025	66,000	61,792
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	82,000	69,700
7.75%, 8/15/2025	55,000	41,889
		2,259,251
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	43,000	42,784
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	41,150
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	90,000	86,424
10.50%, 11/1/2026 (a)	54,000	54,259
		224,617
AIRLINES — 0.6%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	80,000	46,349
American Airlines, Inc. 11.75%, 7/15/2025 (a)	150,000	142,427
Delta Air Lines, Inc.:
2.90%, 10/28/2024	100,000	80,857
3.63%, 3/15/2022	228,000	215,813
3.80%, 4/19/2023	50,000	44,466
7.38%, 1/15/2026	30,000	29,113
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	55,000	46,747
5.00%, 2/1/2024 (b)	49,000	39,898
		645,670
APPAREL — 0.3%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	56,000	56,163
4.88%, 5/15/2026 (a) (b)	65,000	65,500
5.38%, 5/15/2025 (a)	30,000	30,358
Levi Strauss & Co. 5.00%, 5/1/2025 (b)	35,000	35,638
Under Armour, Inc. 3.25%, 6/15/2026 (b)	10,000	8,820
William Carter Co.:
5.50%, 5/15/2025 (a)	15,000	15,454
5.63%, 3/15/2027 (a)	27,000	27,804
Wolverine World Wide, Inc. 6.38%, 5/15/2025 (a)	100,000	105,024
		344,761
AUTO MANUFACTURERS — 3.9%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	50,211
5.88%, 6/1/2029 (a)	48,000	49,945

See accompanying notes to financial statements.
92

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	$ 100,000	$ 89,947
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	103,000	99,482
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	100,000	103,345
Ford Holdings LLC 9.30%, 3/1/2030 (b)	100,000	112,263
Ford Motor Co.:
4.35%, 12/8/2026 (b)	120,000	111,701
4.75%, 1/15/2043	150,000	118,305
5.29%, 12/8/2046	100,000	82,406
6.38%, 2/1/2029	150,000	146,578
6.63%, 10/1/2028	100,000	100,616
7.45%, 7/16/2031	150,000	157,501
8.50%, 4/21/2023	275,000	290,760
9.00%, 4/22/2025	275,000	297,291
9.63%, 4/22/2030 (b)	35,000	41,488
Ford Motor Credit Co. LLC:
3.22%, 1/9/2022	50,000	48,625
3.34%, 3/28/2022	50,000	48,621
3.35%, 11/1/2022	275,000	265,072
3.81%, 10/12/2021	271,000	268,520
4.06%, 11/1/2024	200,000	190,590
4.14%, 2/15/2023	100,000	97,830
4.25%, 9/20/2022	200,000	196,064
5.58%, 3/18/2024	250,000	252,480
5.60%, 1/7/2022	200,000	201,528
5.88%, 8/2/2021	225,000	227,230
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	50,000	44,571
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	27,000	27,201
Navistar International Corp.:
6.63%, 11/1/2025 (a)	100,000	94,814
9.50%, 5/1/2025 (a)	35,000	37,617
Tesla, Inc. 5.30%, 8/15/2025 (a)	125,000	124,992
Wabash National Corp. 5.50%, 10/1/2025 (a) (b)	40,000	36,802
		4,014,396
AUTO PARTS & EQUIPMENT — 1.7%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	50,000	41,064
Adient US LLC:
7.00%, 5/15/2026 (a)	72,000	74,443
9.00%, 4/15/2025 (a)	10,000	10,770
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	35,000	34,740
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	50,000	49,123
6.25%, 3/15/2026	100,000	97,006
6.50%, 4/1/2027 (b)	25,000	24,250
Security Description	Principal Amount	Value
6.63%, 10/15/2022	$ 13,000	$ 13,157
6.88%, 7/1/2028	100,000	99,278
Clarios Global L.P. 6.75%, 5/15/2025 (a)	30,000	31,224
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a)	89,000	91,761
8.50%, 5/15/2027 (a)	144,000	144,910
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	35,000	22,215
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	70,000	71,065
6.50%, 6/1/2026 (a) (b)	45,000	46,623
Dana, Inc.:
5.38%, 11/15/2027	25,000	24,971
5.50%, 12/15/2024 (b)	44,000	44,352
5.63%, 6/15/2028	40,000	39,825
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	50,000	46,480
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	49,000	52,616
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	25,000	22,891
5.00%, 5/31/2026 (b)	25,000	23,286
5.13%, 11/15/2023	160,000	153,632
9.50%, 5/31/2025	40,000	42,801
IHO Verwaltungs GmbH PIK:
6.38%, 5/15/2029 (a)	50,000	50,832
6.00%, 5/15/2027 (a)	50,000	50,809
Meritor, Inc.:
6.25%, 2/15/2024	50,000	50,799
6.25%, 6/1/2025 (a)	50,000	50,848
Tenneco, Inc. 5.00%, 7/15/2026 (b)	50,000	34,033
Titan International, Inc. 6.50%, 11/30/2023	25,000	16,355
ZF North America Capital, Inc. 4.75%, 4/29/2025 (a)	150,000	151,924
		1,708,083
BANKS — 1.5%
Barclays Bank PLC 3 Month USD LIBOR + 1.55%, 6.28%, 12/15/2034 (c)	63,000	68,915
CIT Group, Inc.:
5.00%, 8/15/2022	267,000	272,757
5.25%, 3/7/2025 (b)	35,000	36,309
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	45,000	43,733
Commerzbank AG 8.13%, 9/19/2023 (a)	150,000	171,204
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	216,000	212,196
5.88%, 7/8/2031	50,000	49,876
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	8,000	7,443

See accompanying notes to financial statements.
93

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a)	$ 39,000	$ 37,572
8.25%, 4/15/2025 (a)	75,000	74,159
10.75%, 4/1/2024 (a)	25,000	25,698
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	175,000	179,774
5.71%, 1/15/2026 (a)	100,000	105,505
Popular, Inc. 6.13%, 9/14/2023	6,000	6,156
RBS Capital Trust II 3 Month USD LIBOR + 1.94%, 6.43%, 1/3/2034 (c)	23,000	33,804
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 2.500%, 7.65%, 9/30/2031 (c)	50,000	72,375
Standard Chartered PLC 3 Month USD LIBOR + 1.46%, 7.01%, 7/30/2037 (a) (b) (c)	135,000	150,506
Synovus Financial Corp. 5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	30,000	29,324
		1,577,306
BUILDING MATERIALS — 1.1%
American Woodmark Corp. 4.88%, 3/15/2026 (a)	50,000	48,949
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	17,000	16,017
6.75%, 6/1/2027 (a)	98,000	100,321
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a)	130,000	131,245
Griffon Corp. 5.75%, 3/1/2028	34,000	33,604
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	26,000	24,957
4.88%, 12/15/2027 (a) (b)	25,000	24,011
Louisiana-Pacific Corp. 4.88%, 9/15/2024	95,000	96,132
Masonite International Corp.:
5.38%, 2/1/2028 (a)	48,000	49,137
5.75%, 9/15/2026 (a)	45,000	45,972
Norbord, Inc.:
5.75%, 7/15/2027 (a)	83,000	85,061
6.25%, 4/15/2023 (a)	29,000	30,598
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	20,452
Standard Industries, Inc.:
4.38%, 7/15/2030 (a)	60,000	60,001
4.75%, 1/15/2028 (a)	63,000	63,872
5.00%, 2/15/2027 (a)	60,000	61,259
5.38%, 11/15/2024 (a)	170,000	174,673
6.00%, 10/15/2025 (a)	5,000	5,139
		1,071,400
Security Description	Principal Amount	Value
CHEMICALS — 2.4%
Ashland LLC:
4.75%, 8/15/2022 (b)	$ 3,000	$ 3,156
6.88%, 5/15/2043	48,000	55,439
Blue Cube Spinco LLC:
9.75%, 10/15/2023	100,000	103,112
10.00%, 10/15/2025	56,000	58,355
CF Industries, Inc.:
4.95%, 6/1/2043	55,000	59,341
5.15%, 3/15/2034	66,000	70,648
5.38%, 3/15/2044	60,000	64,948
Chemours Co.:
5.38%, 5/15/2027	30,000	27,184
6.63%, 5/15/2023	155,000	148,361
7.00%, 5/15/2025 (b)	20,000	19,112
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	52,000	46,699
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	94,000	93,651
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	50,000	52,290
Ingevity Corp. 4.50%, 2/1/2026 (a)	25,000	24,676
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	50,000	49,160
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	42,000	42,212
Methanex Corp.:
4.25%, 12/1/2024	50,000	45,353
5.25%, 3/1/2022	100,000	99,155
5.25%, 12/15/2029	61,000	53,790
5.65%, 12/1/2044	25,000	19,722
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	50,000	50,828
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a) (b)	130,000	120,965
5.00%, 5/1/2025 (a)	75,000	70,009
5.25%, 8/1/2023 (a) (b)	55,000	52,905
5.25%, 6/1/2027 (a)	10,000	8,798
Nufarm Australia, Ltd./Nufarm Americas, Inc. 5.75%, 4/30/2026 (a)	50,000	48,356
OCI NV 5.25%, 11/1/2024 (a)	50,000	48,122
Olin Corp.:
5.00%, 2/1/2030	45,000	39,834
5.63%, 8/1/2029	62,000	57,056
9.50%, 6/1/2025 (a)	30,000	33,451
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	50,000	50,549
PolyOne Corp.:
5.25%, 3/15/2023 (b)	23,000	24,935
5.75%, 5/15/2025 (a)	40,000	41,171

See accompanying notes to financial statements.
94

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
PQ Corp. 6.75%, 11/15/2022 (a)	$ 50,000	$ 50,927
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	100,000	97,543
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	41,000	24,478
SPCM SA 4.88%, 9/15/2025 (a)	35,000	35,403
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	100,000	102,759
TPC Group, Inc. 10.50%, 8/1/2024 (a)	113,000	101,612
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a)	50,000	47,581
Tronox Finance PLC 5.75%, 10/1/2025 (a)	27,000	24,925
Tronox, Inc.:
6.50%, 5/1/2025 (a)	25,000	25,275
6.50%, 4/15/2026 (a)	50,000	46,785
Valvoline, Inc. 4.25%, 2/15/2030 (a)	30,000	29,414
Venator Finance Sarl/Venator Materials LLC 5.75%, 7/15/2025 (a)	30,000	21,372
WR Grace & Co-Conn:
4.88%, 6/15/2027 (a)	35,000	35,530
5.13%, 10/1/2021 (a)	25,000	26,360
5.63%, 10/1/2024 (a)	29,000	30,534
		2,483,841
COAL — 0.3%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a) (b)	55,000	37,374
CONSOL Energy, Inc. 11.00%, 11/15/2025 (a)	25,000	10,690
Natural Resource Partners L.P./NRP Finance Corp. 9.13%, 6/30/2025 (a)	25,000	20,983
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	50,000	32,511
6.38%, 3/31/2025 (a)	50,000	27,350
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	75,000	63,935
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	65,000	64,545
		257,388
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 3.8%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	$ 14,000	$ 9,996
ADT Security Corp.:
3.50%, 7/15/2022	75,000	74,652
4.13%, 6/15/2023	50,000	50,432
4.88%, 7/15/2032 (a) (b)	71,000	64,944
6.25%, 10/15/2021	75,000	77,332
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	22,659
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	200,000	191,906
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	105,000	110,190
9.75%, 7/15/2027 (a)	89,000	93,764
AMN Healthcare, Inc.:
4.63%, 10/1/2027 (a) (b)	24,000	23,377
5.13%, 10/1/2024 (a)	55,000	54,973
APTIM Corp. 7.75%, 6/15/2025 (a)	45,000	17,100
APX Group, Inc.:
6.75%, 2/15/2027 (a)	15,000	14,046
7.63%, 9/1/2023	25,000	23,034
7.88%, 12/1/2022	78,000	77,575
ASGN, Inc. 4.63%, 5/15/2028 (a)	35,000	34,161
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	50,000	38,866
5.75%, 7/15/2027 (a) (b)	50,000	38,201
10.50%, 5/15/2025 (a) (b)	35,000	39,103
Brink's Co.:
4.63%, 10/15/2027 (a) (b)	35,000	33,556
5.50%, 7/15/2025 (a)	50,000	51,060
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	55,000	53,219
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	46,000	48,323
Cimpress NV 7.00%, 6/15/2026 (a)	50,000	46,164
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	55,000	58,290
8.25%, 11/15/2026 (a)	110,000	119,067
Garda World Security Corp. 4.63%, 2/15/2027 (a)	130,000	128,047
Gartner, Inc. 4.50%, 7/1/2028 (a)	50,000	50,651
Graham Holdings Co. 5.75%, 6/1/2026 (a) (b)	100,000	103,830
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	49,000	51,868
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	70,000	70,343

See accompanying notes to financial statements.
95

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	$ 10,000	$ 10,168
5.00%, 6/15/2028 (a)	20,000	20,471
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	24,249
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	25,000	25,995
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	125,000	116,237
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	25,000	24,679
5.50%, 10/1/2021 (a)	50,000	49,975
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	193,000	192,303
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	135,000	138,251
5.75%, 4/15/2026 (a)	117,000	121,303
6.25%, 1/15/2028 (a)	55,000	51,851
RR Donnelley & Sons Co. 6.00%, 4/1/2024	5,000	4,445
Service Corp. International:
4.63%, 12/15/2027	75,000	78,152
5.13%, 6/1/2029 (b)	75,000	80,632
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	50,665
Sotheby's 7.38%, 10/15/2027 (a) (b)	100,000	93,473
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	75,000	44,642
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	30,000	24,486
United Rentals North America, Inc.:
3.88%, 11/15/2027	33,000	33,002
4.00%, 7/15/2030	42,000	40,666
4.63%, 10/15/2025	100,000	100,469
4.88%, 1/15/2028	100,000	102,467
5.25%, 1/15/2030	42,000	43,413
5.50%, 7/15/2025	125,000	128,215
5.50%, 5/15/2027	50,000	51,760
5.88%, 9/15/2026	90,000	94,299
6.50%, 12/15/2026	75,000	78,765
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	80,000	86,192
WEX, Inc. 4.75%, 2/1/2023 (a)	73,000	72,492
		3,854,446
COMPUTERS — 1.2%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	100,737
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)	296,000	307,070
Security Description	Principal Amount	Value
Dell, Inc.:
5.40%, 9/10/2040	$ 16,000	$ 16,154
6.50%, 4/15/2038 (b)	75,000	80,986
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	25,000	20,242
Everi Payments, Inc. 7.50%, 12/15/2025 (a)	4,000	3,880
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	60,000	15,250
Matthews International Corp. 5.25%, 12/1/2025 (a)	25,000	22,793
NCR Corp.:
5.00%, 7/15/2022	50,000	49,899
5.75%, 9/1/2027 (a)	45,000	44,942
6.13%, 9/1/2029 (a)	45,000	44,924
6.38%, 12/15/2023	50,000	50,869
8.13%, 4/15/2025 (a) (b)	30,000	31,810
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	100,000	97,708
Science Applications International Corp. 4.88%, 4/1/2028 (a)	15,000	14,902
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	92,000	93,312
Vericast Corp. 8.38%, 8/15/2022 (a)	100,000	83,721
Western Digital Corp. 4.75%, 2/15/2026 (b)	170,000	175,720
		1,254,919
COSMETICS/PERSONAL CARE — 0.3%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	51,000	50,453
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	75,000	75,024
Avon Products, Inc. 7.00%, 3/15/2023	37,000	36,743
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	50,000	43,938
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	50,000	51,227
		257,385
DISTRIBUTION & WHOLESALE — 0.7%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	43,000	41,750
5.88%, 5/15/2026 (a)	85,000	85,167
Anixter, Inc. 5.13%, 10/1/2021	20,000	21,063
Core & Main L.P. 6.13%, 8/15/2025 (a)	85,000	84,622
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	55,697

See accompanying notes to financial statements.
96

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HD Supply, Inc. 5.38%, 10/15/2026 (a)	$ 55,000	$ 56,248
IAA, Inc. 5.50%, 6/15/2027 (a)	51,000	52,724
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	86,000	82,992
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	34,000	34,348
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	125,000	91,544
9.00%, 11/15/2026 (a)	90,000	65,898
13.13%, 11/15/2027 (a)	50,000	32,921
		704,974
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AG Issuer LLC 6.25%, 3/1/2028 (a)	40,000	37,898
Ally Financial, Inc. 5.75%, 11/20/2025	79,000	84,513
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	85,000	82,362
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	50,000	39,995
Enova International, Inc. 8.50%, 9/1/2024 (a)	9,000	8,045
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	25,000	24,868
Fly Leasing, Ltd. 6.38%, 10/15/2021 (b)	100,000	91,833
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	75,000	64,179
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	150,000	105,909
goeasy, Ltd. 5.38%, 12/1/2024 (a)	74,000	73,614
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	69,000	64,860
5.25%, 5/15/2027	43,000	41,492
6.25%, 5/15/2026	115,000	115,005
6.38%, 12/15/2025	50,000	49,503
6.75%, 2/1/2024 (b)	60,000	60,718
INTL FCSTONE,Inc. 8.63%, 6/15/2025 (a)	25,000	26,092
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	200,000	177,992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 10/1/2025 (a)	50,000	43,060
5.88%, 8/1/2021 (a)	20,000	19,802
LPL Holdings, Inc.:
4.63%, 11/15/2027 (a)	30,000	29,750
5.75%, 9/15/2025 (a)	150,000	151,902
Security Description	Principal Amount	Value
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	$ 35,000	$ 33,625
8.13%, 7/15/2023 (a)	75,000	76,909
Navient Corp.:
5.00%, 3/15/2027	120,000	102,192
5.50%, 1/25/2023	125,000	120,045
5.88%, 10/25/2024	50,000	46,979
6.50%, 6/15/2022	75,000	73,669
6.63%, 7/26/2021	85,000	83,300
6.75%, 6/25/2025	50,000	47,859
6.75%, 6/15/2026	55,000	52,150
7.25%, 9/25/2023	25,000	24,427
Series MTN, 5.63%, 8/1/2033	29,000	22,713
Series MTN, 6.13%, 3/25/2024 (b)	85,000	80,913
Series MTN, 7.25%, 1/25/2022	10,000	10,040
NFP Corp. 8.00%, 7/15/2025 (a)	50,000	49,464
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	6,005
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.38%, 12/15/2022 (a)	50,000	46,292
Quicken Loans LLC:
5.25%, 1/15/2028 (a)	80,000	82,460
5.75%, 5/1/2025 (a)	100,000	102,287
Springleaf Finance Corp.:
5.38%, 11/15/2029	55,000	51,490
5.63%, 3/15/2023	90,000	90,998
6.13%, 5/15/2022	66,000	67,255
6.13%, 3/15/2024	119,000	120,787
6.63%, 1/15/2028	75,000	74,650
6.88%, 3/15/2025	140,000	143,842
7.13%, 3/15/2026	165,000	170,709
7.75%, 10/1/2021	50,000	52,076
8.25%, 10/1/2023	10,000	10,532
8.88%, 6/1/2025	35,000	37,405
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	77,000	64,648
Vertical Holdco GMBH Co. 7.63%, 7/15/2028	200,000	200,000
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	23,000	17,096
Wand Merger Corp. 9.13%, 7/15/2026 (a)	75,000	79,294
		3,635,503
ELECTRIC — 2.3%
AES Corp.:
5.13%, 9/1/2027	50,000	51,896
5.50%, 4/15/2025 (b)	75,000	76,942
6.00%, 5/15/2026 (b)	4,000	4,163

See accompanying notes to financial statements.
97

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Calpine Corp.:
4.50%, 2/15/2028 (a)	$ 94,000	$ 92,309
5.13%, 3/15/2028 (a)	172,000	168,366
5.25%, 6/1/2026 (a)	130,000	131,286
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	59,000	60,102
5.00%, 9/15/2026 (b)	25,000	25,573
5.75%, 10/15/2025	50,000	51,861
DPL, Inc.:
4.13%, 7/1/2025 (a)	50,000	50,169
4.35%, 4/15/2029	69,000	69,942
7.25%, 10/15/2021	30,000	31,966
Drax Finco PLC 6.63%, 11/1/2025 (a)	100,000	103,803
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	81,000	87,503
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	55,000	55,013
4.25%, 9/15/2024 (a)	49,000	49,299
4.50%, 9/15/2027 (a)	48,000	50,209
NRG Energy, Inc.:
5.25%, 6/15/2029 (a)	25,000	26,322
5.75%, 1/15/2028 (b)	50,000	52,861
6.63%, 1/15/2027	150,000	157,116
7.25%, 5/15/2026	150,000	158,262
PG&E Corp.:
5.00%, 7/1/2028	35,000	35,049
5.25%, 7/1/2030	35,000	35,299
Talen Energy Supply LLC:
6.50%, 6/1/2025	97,000	65,009
7.25%, 5/15/2027 (a)	80,000	80,282
7.63%, 6/1/2028 (a)	65,000	65,202
10.50%, 1/15/2026 (a)	50,000	39,743
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	135,000	132,612
TransAlta Corp. 6.50%, 3/15/2040	50,000	50,136
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	72,000	72,749
5.50%, 9/1/2026 (a)	105,000	107,471
5.63%, 2/15/2027 (a)	110,000	112,870
		2,351,385
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
4.75%, 6/15/2028 (a) (d)	40,000	39,326
6.38%, 7/15/2026 (a)	80,000	82,800
7.75%, 1/15/2027 (a)	40,000	42,733
EnerSys:
4.38%, 12/15/2027 (a)	20,000	19,843
5.00%, 4/30/2023 (a)	19,000	19,465
Security Description	Principal Amount	Value
WESCO Distribution, Inc. 5.38%, 6/15/2024	$ 154,000	$ 154,046
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	35,000	37,026
7.25%, 6/15/2028 (a)	35,000	37,198
		432,437
ELECTRONICS — 0.3%
Ingram Micro, Inc.:
5.00%, 8/10/2022	25,000	25,154
5.45%, 12/15/2024	35,000	35,270
Itron, Inc. 5.00%, 1/15/2026 (a)	32,000	31,885
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	40,000	41,636
5.63%, 11/1/2024 (a)	35,000	37,242
Sensata Technologies, Inc. 4.38%, 2/15/2030	94,000	93,021
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	33,000	32,739
		296,947
ENERGY-ALTERNATE SOURCES — 0.4%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	147,000	152,870
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	80,000	80,446
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	94,000	95,257
4.75%, 1/15/2030 (a)	39,000	39,746
5.00%, 1/31/2028 (a)	50,000	52,544
		420,863
ENGINEERING & CONSTRUCTION — 0.6%
AECOM:
5.13%, 3/15/2027	65,000	69,834
5.88%, 10/15/2024 (b)	53,000	57,326
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	100,000	90,272
Fluor Corp. 3.50%, 12/15/2024	50,000	42,302
frontdoor, Inc. 6.75%, 8/15/2026 (a)	25,000	26,596
MasTec, Inc. 4.88%, 3/15/2023	101,000	100,923
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	51,000	51,746
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	85,000	86,595
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	54,000	52,110
		577,704

See accompanying notes to financial statements.
98

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
ENTERTAINMENT — 2.2%
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	$ 15,000	$ 13,761
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	27,000	8,535
5.88%, 11/15/2026	62,000	19,796
10.50%, 4/15/2025 (a) (b)	55,000	44,606
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	75,000	78,563
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	30,000	27,134
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	47,331
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	143,000	143,586
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	31,315
Cinemark USA, Inc.:
4.88%, 6/1/2023	50,000	43,301
8.75%, 5/1/2025 (a)	35,000	36,675
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	50,000	46,437
Colt Merger Sub, Inc.:
5.75%, 7/1/2025 (a) (d)	30,000	30,280
6.25%, 7/1/2025 (a) (d)	125,000	124,892
8.13%, 7/1/2027 (a) (d)	75,000	72,740
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	185,000	160,989
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	50,000	41,929
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	50,000	52,270
7.00%, 8/1/2023	100,000	101,500
Enterprise Development Authority 12.00%, 7/15/2024 (a)	20,000	20,137
International Game Technology PLC:
6.25%, 2/15/2022 (a)	86,000	86,857
6.50%, 2/15/2025 (a)	100,000	102,160
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	43,179
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	95,000	92,569
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	67,000	57,819
4.88%, 11/1/2024 (a)	50,000	45,030
5.63%, 3/15/2026 (a)	50,000	47,387
6.50%, 5/15/2027 (a)	25,000	25,754
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	100,000	92,728
Security Description	Principal Amount	Value
7.00%, 5/15/2028 (a)	$ 14,000	$ 11,178
7.25%, 11/15/2029 (a)	14,000	11,233
8.25%, 3/15/2026 (a) (b)	75,000	67,246
8.63%, 7/1/2025 (a) (d)	35,000	32,794
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	115,000	102,896
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	15,000	15,571
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	85,000	89,657
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	35,000	36,608
WMG Acquisition Corp. 5.50%, 4/15/2026 (a)	70,000	72,450
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	112,000	100,091
7.75%, 4/15/2025 (a)	5,000	5,037
		2,284,021
ENVIRONMENTAL CONTROL — 0.4%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,186
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a)	40,000	41,094
5.13%, 7/15/2029 (a)	30,000	31,092
Covanta Holding Corp. 5.88%, 7/1/2025	56,000	56,643
GFL Environmental, Inc.:
4.25%, 6/1/2025 (a)	15,000	15,116
5.13%, 12/15/2026 (a)	36,000	37,164
7.00%, 6/1/2026 (a)	16,000	16,679
8.50%, 5/1/2027 (a)	29,000	31,539
Harsco Corp. 5.75%, 7/31/2027 (a)	40,000	40,164
Stericycle, Inc. 5.38%, 7/15/2024 (a)	65,000	66,770
Tervita Corp. 7.63%, 12/1/2021 (a)	48,000	38,518
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	49,612
		429,577
FOOD — 3.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a)	29,000	29,365
4.63%, 1/15/2027 (a)	76,000	75,995
4.88%, 2/15/2030 (a)	26,000	26,697
5.75%, 3/15/2025	150,000	153,210
6.63%, 6/15/2024	75,000	77,372
7.50%, 3/15/2026 (a)	75,000	81,249
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	50,000	50,291

See accompanying notes to financial statements.
99

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.25%, 9/15/2027	$ 32,000	$ 32,028
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	50,000	48,651
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	19,000	18,734
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	80,000	80,868
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	49,000	47,124
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	140,000	120,858
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	250,000	253,395
3.88%, 5/15/2027 (a)	60,000	62,695
3.95%, 7/15/2025	112,000	119,646
4.25%, 3/1/2031 (a)	60,000	63,569
4.38%, 6/1/2046	200,000	196,228
4.63%, 1/30/2029	200,000	216,660
5.00%, 7/15/2035	100,000	109,996
5.00%, 6/4/2042	250,000	260,775
5.20%, 7/15/2045	200,000	216,710
5.50%, 6/1/2050 (a)	150,000	161,367
6.88%, 1/26/2039	100,000	124,383
7.13%, 8/1/2039 (a)	50,000	63,911
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	50,000	51,866
4.88%, 11/1/2026 (a)	40,000	41,455
4.88%, 5/15/2028 (a)	21,000	22,236
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	100,000	99,697
5.88%, 9/30/2027 (a)	50,000	50,030
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	50,000	49,024
5.00%, 8/15/2026 (a)	230,000	231,090
5.50%, 12/15/2029 (a)	55,000	57,063
5.63%, 1/15/2028 (a)	75,000	77,451
5.75%, 3/1/2027 (a)	4,000	4,126
Safeway, Inc. 7.25%, 2/1/2031 (b)	35,000	37,262
Simmons Foods, Inc.:
5.75%, 11/1/2024 (a)	125,000	120,060
7.75%, 1/15/2024 (a)	7,000	7,297
US Foods, Inc.:
5.88%, 6/15/2024 (a)	100,000	95,067
6.25%, 4/15/2025 (a)	50,000	50,871
		3,686,372
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	25,000	24,280
5.00%, 4/1/2025 (a)	150,000	147,677
6.38%, 5/1/2025 (a)	145,000	149,718
		321,675
Security Description	Principal Amount	Value
FOREST PRODUCTS & PAPER — 0.3%
Clearwater Paper Corp.:
4.50%, 2/1/2023 (b)	$ 21,000	$ 20,949
5.38%, 2/1/2025 (a) (b)	25,000	25,264
Mercer International, Inc.:
5.50%, 1/15/2026 (b)	46,000	43,248
6.50%, 2/1/2024	79,000	77,960
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	75,000	76,742
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	17,432
		261,595
GAS — 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	51,000	52,629
5.63%, 5/20/2024	40,000	41,512
5.75%, 5/20/2027	40,000	42,386
5.88%, 8/20/2026	60,000	63,784
		200,311
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	18,000	12,596
Colfax Corp.:
6.00%, 2/15/2024 (a)	15,000	15,472
6.38%, 2/15/2026 (a)	25,000	26,125
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	30,000	25,343
		79,536
HEALTH CARE PRODUCTS — 0.6%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	60,000	62,544
9.00%, 10/1/2025 (a)	150,000	161,154
Hologic, Inc.:
4.38%, 10/15/2025 (a)	65,000	65,744
4.63%, 2/1/2028 (a)	25,000	26,099
Immucor, Inc. 11.13%, 2/15/2022 (a)	33,000	29,448
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
7.25%, 2/1/2028 (a)	30,000	30,461
7.38%, 6/1/2025 (a)	75,000	76,328
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	65,000	66,730
4.88%, 6/1/2026	70,000	72,094
		590,602

See accompanying notes to financial statements.
100

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 5.8%
Acadia Healthcare Co., Inc.:
5.13%, 7/1/2022	$ 30,000	$ 30,006
5.50%, 7/1/2028 (a)	65,000	65,675
5.63%, 2/15/2023	50,000	50,003
6.50%, 3/1/2024	10,000	10,167
AHP Health Partners, Inc. 9.75%, 7/15/2026 (a) (b)	58,000	59,561
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	50,000	47,194
Air Methods Corp. 8.00%, 5/15/2025 (a)	49,000	34,616
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	35,000	36,044
Catalent Pharma Solutions, Inc.:
4.88%, 1/15/2026 (a)	27,000	27,532
5.00%, 7/15/2027 (a)	35,000	36,355
Centene Corp.:
3.38%, 2/15/2030	63,000	63,564
4.25%, 12/15/2027	92,000	94,898
4.63%, 12/15/2029	308,000	324,971
4.75%, 1/15/2025	150,000	153,520
5.25%, 4/1/2025 (a)	350,000	360,188
5.38%, 8/15/2026 (a)	65,000	67,630
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	37,000	36,978
5.50%, 4/1/2026 (a)	55,000	57,546
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	250,000	235,300
6.63%, 2/15/2025 (a)	52,000	49,588
6.88%, 2/1/2022	225,000	181,546
6.88%, 4/1/2028 (a)	118,000	46,608
8.00%, 3/15/2026 (a)	100,000	94,538
8.00%, 12/15/2027 (a)	76,000	72,544
8.63%, 1/15/2024 (a)	75,000	73,388
9.88%, 6/30/2023 (a) (e)	150,000	120,360
DaVita, Inc.:
4.63%, 6/1/2030 (a)	175,000	174,141
5.00%, 5/1/2025 (b)	100,000	102,240
5.13%, 7/15/2024	120,000	122,098
Encompass Health Corp.:
4.50%, 2/1/2028	55,000	52,769
4.75%, 2/1/2030	56,000	53,708
5.13%, 3/15/2023	24,000	24,123
5.75%, 9/15/2025	26,000	26,652
HCA, Inc.:
3.50%, 9/1/2030	300,000	287,577
5.38%, 2/1/2025	100,000	107,025
5.38%, 9/1/2026	60,000	65,185
5.63%, 9/1/2028 (b)	100,000	111,524
5.88%, 5/1/2023	68,000	73,694
5.88%, 2/15/2026	90,000	98,647
5.88%, 2/1/2029	65,000	73,487
Security Description	Principal Amount	Value
7.69%, 6/15/2025	$ 46,000	$ 52,015
IQVIA, Inc. 5.00%, 10/15/2026 (a)	100,000	102,869
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	25,000	23,557
6.75%, 4/15/2025 (a)	15,000	15,403
Magellan Health, Inc. 4.90%, 9/22/2024	100,000	101,572
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	59,668
6.25%, 1/15/2027 (a)	105,000	105,013
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	50,000	50,023
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,590
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	130,000	114,379
Quorum Health Corp. 11.63%, 4/15/2023 (f)	3,000	420
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	20,000	18,843
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	150,000	154,731
Select Medical Corp. 6.25%, 8/15/2026 (a)	101,000	102,100
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	65,000	65,702
Tenet Healthcare Corp.:
4.63%, 7/15/2024	125,000	122,436
4.63%, 9/1/2024 (a)	50,000	49,368
4.63%, 6/15/2028 (a)	35,000	34,251
4.88%, 1/1/2026 (a)	161,000	157,762
5.13%, 5/1/2025	100,000	96,630
5.13%, 11/1/2027 (a)	100,000	98,926
6.25%, 2/1/2027 (a)	100,000	99,182
6.75%, 6/15/2023	200,000	198,458
7.00%, 8/1/2025 (b)	50,000	48,724
8.13%, 4/1/2022	230,000	240,989
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	50,000	48,494
		5,967,295
HOLDING COMPANIES-DIVERSIFIED — 0.0% (g)
Stena International SA 6.13%, 2/1/2025 (a)	49,000	45,732
HOME BUILDERS — 2.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	10,000	9,838
6.75%, 8/1/2025 (a)	25,000	24,888
9.88%, 4/1/2027 (a)	65,000	68,949
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	22,924

See accompanying notes to financial statements.
101

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
6.75%, 3/15/2025	$ 50,000	$ 49,680
7.25%, 10/15/2029	25,000	24,253
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	20,000	16,682
6.25%, 9/15/2027 (a)	81,000	77,413
6.38%, 5/15/2025 (a)	31,000	30,763
Century Communities, Inc.:
5.88%, 7/15/2025	28,000	27,907
6.75%, 6/1/2027	46,000	47,439
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	25,000	24,145
8.00%, 4/15/2024 (a)	70,000	72,432
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	50,000	50,453
KB Home:
4.80%, 11/15/2029	25,000	24,548
7.00%, 12/15/2021	50,000	52,527
7.50%, 9/15/2022	25,000	27,163
7.63%, 5/15/2023	75,000	81,738
Lennar Corp.:
4.13%, 1/15/2022	40,000	40,551
4.50%, 4/30/2024	50,000	52,124
4.75%, 11/15/2022	20,000	20,716
4.75%, 5/30/2025 (b)	25,000	26,718
4.88%, 12/15/2023	10,000	10,568
5.25%, 6/1/2026 (b)	42,000	45,527
5.88%, 11/15/2024	50,000	54,627
6.25%, 12/15/2021	50,000	51,647
M/I Homes, Inc.:
4.95%, 2/1/2028	50,000	49,951
5.63%, 8/1/2025	70,000	71,393
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	45,000	43,386
5.25%, 12/15/2027 (a)	83,000	82,736
MDC Holdings, Inc.:
3.85%, 1/15/2030	25,000	24,030
5.50%, 1/15/2024	14,000	14,990
6.00%, 1/15/2043	49,000	51,586
Meritage Homes Corp.:
6.00%, 6/1/2025	77,000	82,196
7.00%, 4/1/2022	20,000	21,175
New Home Co., Inc. 7.25%, 4/1/2022	25,000	23,246
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	50,000	51,247
PulteGroup, Inc.:
5.00%, 1/15/2027	25,000	26,748
5.50%, 3/1/2026	50,000	54,558
6.00%, 2/15/2035	40,000	46,088
6.38%, 5/15/2033	27,000	32,105
7.88%, 6/15/2032	10,000	12,791
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	25,000	23,652
Security Description	Principal Amount	Value
6.13%, 4/1/2025 (a)	$ 103,000	$ 104,431
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	25,000	25,904
6.00%, 9/1/2023 (a)	1,000	1,028
6.63%, 7/15/2027 (a)	5,000	5,241
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	50,000	51,666
5.88%, 4/15/2023 (a)	125,000	128,674
Toll Brothers Finance Corp.:
4.35%, 2/15/2028 (b)	64,000	66,455
4.38%, 4/15/2023	25,000	25,978
4.88%, 11/15/2025	25,000	26,760
4.88%, 3/15/2027	25,000	26,924
5.63%, 1/15/2024	29,000	31,281
TRI Pointe Group, Inc.:
5.25%, 6/1/2027	23,000	22,933
5.70%, 6/15/2028	25,000	25,625
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	25,000	25,809
Williams Scotsman International, Inc.:
6.88%, 8/15/2023 (a)	50,000	51,551
7.88%, 12/15/2022 (a)	27,000	28,063
		2,396,421
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	64,000	65,318
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	50,000	50,773
Central Garden & Pet Co. 6.13%, 11/15/2023	50,000	51,117
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	125,000	119,269
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	25,000	25,096
Spectrum Brands, Inc.:
5.75%, 7/15/2025	25,000	25,653
6.13%, 12/15/2024	38,000	39,083
		310,991
HOUSEWARES — 0.4%
American Greetings Corp. 8.75%, 4/15/2025 (a)	20,000	17,074
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (d)	15,000	15,658
Newell Brands, Inc.:
4.70%, 4/1/2026	267,000	280,029
4.88%, 6/1/2025	45,000	47,082
		359,843

See accompanying notes to financial statements.
102

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	$ 50,000	$ 47,764
8.13%, 2/15/2024 (a)	130,000	135,117
10.13%, 8/1/2026 (a)	25,000	26,893
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	58,000	57,586
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	62,000	65,100
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	36,000	37,079
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	25,000	24,967
Genworth Holdings, Inc.:
4.80%, 2/15/2024 (b)	20,000	16,870
4.90%, 8/15/2023	40,000	34,098
6.50%, 6/15/2034	10,000	7,823
7.63%, 9/24/2021 (b)	129,000	120,441
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	45,000	46,286
HUB International, Ltd. 7.00%, 5/1/2026 (a)	184,000	183,479
MGIC Investment Corp. 5.75%, 8/15/2023	12,000	12,399
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	38,000	39,832
Radian Group, Inc.:
4.50%, 10/1/2024	580	563
4.88%, 3/15/2027	50,000	47,438
6.63%, 3/15/2025	35,000	36,086
USI, Inc. 6.88%, 5/1/2025 (a)	70,000	70,560
		1,010,381
INTERNET — 1.3%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	30,000	30,827
Getty Images, Inc. 9.75%, 3/1/2027 (a)	2,000	1,894
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	28,000	28,624
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	39,000	39,937
Match Group, Inc.:
4.13%, 8/1/2030 (a)	50,000	49,001
4.63%, 6/1/2028 (a)	75,000	75,970
5.00%, 12/15/2027 (a)	39,000	40,590
Netflix, Inc.:
3.63%, 6/15/2025 (a)	45,000	45,334
4.38%, 11/15/2026 (b)	75,000	78,042
4.88%, 4/15/2028	35,000	37,346
4.88%, 6/15/2030 (a)	75,000	80,405
Security Description	Principal Amount	Value
5.38%, 11/15/2029 (a)	$ 19,000	$ 20,813
5.50%, 2/15/2022	65,000	67,982
5.88%, 2/15/2025	110,000	122,100
5.88%, 11/15/2028	130,000	147,928
NortonLifeLock Inc. 3.95%, 6/15/2022 (b)	50,000	51,039
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	75,000	75,998
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	50,000	47,244
Twitter, Inc. 3.88%, 12/15/2027 (a)	33,000	33,007
Uber Technologies, Inc.:
7.50%, 5/15/2025 (a)	50,000	50,397
7.50%, 9/15/2027 (a)	75,000	75,145
VeriSign, Inc.:
4.63%, 5/1/2023	75,000	75,599
4.75%, 7/15/2027	40,000	42,045
5.25%, 4/1/2025	31,000	34,372
		1,351,639
INVESTMENT COMPANY SECURITY — 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	115,000	117,302
IRON/STEEL — 1.3%
AK Steel Corp. 7.00%, 3/15/2027	240	203
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	45,000	41,734
7.88%, 8/15/2023	100,000	102,372
ArcelorMittal SA:
3.60%, 7/16/2024	65,000	64,334
4.55%, 3/11/2026	150,000	151,917
7.25%, 10/15/2039	100,000	119,419
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	100,000	99,425
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a) (b)	50,000	46,695
Carpenter Technology Corp. 4.45%, 3/1/2023	25,000	24,771
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	15,000	14,279
5.75%, 3/1/2025 (b)	186,000	158,418
5.88%, 6/1/2027 (b)	25,000	20,625
6.75%, 3/15/2026 (a)	30,000	29,071
7.00%, 3/15/2027 (a)	25,000	18,750
9.88%, 10/17/2025 (a)	50,000	52,345
Commercial Metals Co.:
4.88%, 5/15/2023	36,000	36,732
5.75%, 4/15/2026	100,000	102,511
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	50,000	46,668

See accompanying notes to financial statements.
103

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	$ 68,000	$ 72,297
United States Steel Corp.:
6.25%, 3/15/2026 (b)	42,000	26,562
6.65%, 6/1/2037	25,000	15,723
6.88%, 8/15/2025 (b)	75,000	51,016
12.00%, 6/1/2025 (a)	50,000	51,235
		1,347,102
LEISURE TIME — 0.8%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (f)	50,000	1,017
Carlson Travel, Inc. 6.75%, 12/15/2023 (a) (b)	75,000	48,892
Carnival Corp. 11.50%, 4/1/2023 (a)	160,000	173,589
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	45,000	35,975
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	18,000	11,005
12.25%, 5/15/2024 (a)	50,000	52,250
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022	125,000	98,225
7.50%, 10/15/2027	25,000	18,932
9.13%, 6/15/2023 (a)	45,000	44,727
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	100,000	91,966
5.38%, 4/15/2023 (a)	50,000	47,165
9.25%, 4/15/2025 (a)	15,000	15,793
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	75,000	44,744
6.25%, 5/15/2025 (a)	10,000	5,838
13.00%, 5/15/2025 (a)	15,000	15,752
Vista Outdoor, Inc. 5.88%, 10/1/2023	21,000	20,720
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	50,000	37,649
Winnebago Industries,Inc. 6.25%, 7/15/2028	100,000	100,000
		864,239
LODGING — 1.8%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	59,000	45,809
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	50,000	43,003
6.38%, 4/1/2026	125,000	118,794
8.63%, 6/1/2025 (a)	15,000	15,682
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a)	50,000	48,461
10.75%, 9/1/2024 (a) (b)	50,000	44,889
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	50,000	48,363
4.88%, 1/15/2030	80,000	78,778
5.13%, 5/1/2026	145,000	144,350
5.38%, 5/1/2025 (a)	25,000	24,896
5.75%, 5/1/2028 (a)	35,000	35,469
Security Description	Principal Amount	Value
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	$ 46,000	$ 46,460
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	50,000	48,872
4.88%, 4/1/2027	100,000	97,622
Marriott Ownership Resorts, Inc.:
4.75%, 1/15/2028 (a)	15,000	13,678
6.13%, 9/15/2025 (a)	15,000	15,319
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026 (b)	75,000	75,796
MGM Resorts International:
4.63%, 9/1/2026 (b)	39,000	35,920
5.50%, 4/15/2027 (b)	55,000	53,157
5.75%, 6/15/2025	81,000	80,362
6.00%, 3/15/2023	70,000	70,607
6.75%, 5/1/2025	50,000	49,563
7.75%, 3/15/2022	65,000	66,314
Station Casinos LLC 4.50%, 2/15/2028 (a)	65,000	55,401
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	21,000	20,680
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	25,000	23,326
4.25%, 3/1/2022	8,000	7,864
4.63%, 3/1/2030 (a)	25,000	23,248
5.40%, 4/1/2024	68,000	65,589
5.75%, 4/1/2027	35,000	33,814
6.35%, 10/1/2025 (b)	25,000	25,231
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	56,000	54,407
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	57,000	53,499
5.25%, 5/15/2027 (a)	50,000	43,228
5.50%, 3/1/2025 (a) (b)	150,000	137,826
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a) (b)	24,000	23,472
		1,869,749
MACHINERY, CONSTRUCTION & MINING — 0.1%
BWX Technologies, Inc. 4.13%, 6/30/2028 (a)	50,000	50,047
Terex Corp. 5.63%, 2/1/2025 (a)	50,000	45,894
		95,941

See accompanying notes to financial statements.
104

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.3%
Clark Equipment Co. 5.88%, 6/1/2025 (a)	$ 50,000	$ 51,153
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	70,000	59,478
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	10,000	9,839
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	75,000	75,345
SPX FLOW, Inc.:
5.63%, 8/15/2024 (a)	50,000	51,087
5.88%, 8/15/2026 (a)	15,000	15,410
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	75,000	71,021
		333,333
MEDIA — 8.6%
Altice Financing SA 7.50%, 5/15/2026 (a)	200,000	209,710
Altice Finco SA 7.63%, 2/15/2025 (a) (b)	78,000	81,137
AMC Networks, Inc.:
4.75%, 12/15/2022	39,000	39,122
4.75%, 8/1/2025	75,000	73,872
5.00%, 4/1/2024	50,000	49,613
Block Communications, Inc. 4.88%, 3/1/2028 (a)	75,000	74,278
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	50,000	50,458
4.50%, 8/15/2030 (a)	115,000	117,287
4.50%, 5/1/2032 (a)	66,000	66,882
4.75%, 3/1/2030 (a)	218,000	223,188
5.00%, 2/1/2028 (a)	170,000	175,564
5.13%, 5/1/2027 (a)	200,000	206,904
5.38%, 6/1/2029 (a)	103,000	108,658
5.50%, 5/1/2026 (a)	150,000	155,341
5.75%, 2/15/2026 (a)	240,000	248,803
5.88%, 4/1/2024 (a)	300,000	309,294
5.88%, 5/1/2027 (a)	100,000	104,284
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	65,000	44,667
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	90,000	86,435
9.25%, 2/15/2024	388,000	359,936
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	265,000	268,731
5.38%, 2/1/2028 (a)	90,000	93,478
5.50%, 5/15/2026 (a)	200,000	205,832
5.75%, 1/15/2030 (a)	175,000	182,107
6.50%, 2/1/2029 (a)	150,000	164,223
6.63%, 10/15/2025 (a)	200,000	207,750
6.75%, 11/15/2021	100,000	104,936
Security Description	Principal Amount	Value
7.50%, 4/1/2028 (a)	$ 75,000	$ 81,827
10.88%, 10/15/2025 (a)	100,000	107,519
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	105,000	96,908
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	255,000	184,314
6.63%, 8/15/2027 (a)	175,000	93,665
DISH DBS Corp.:
5.00%, 3/15/2023	100,000	99,888
5.88%, 7/15/2022	176,000	179,212
5.88%, 11/15/2024	90,000	89,554
7.38%, 7/1/2028 (a) (d)	45,000	45,146
7.75%, 7/1/2026 (b)	156,000	165,324
Dolya Holdco 18 DAC 5.00%, 7/15/2028 (a)	200,000	199,170
Entercom Media Corp.:
6.50%, 5/1/2027 (a)	45,000	40,466
7.25%, 11/1/2024 (a) (b)	14,000	12,168
EW Scripps Co. 5.13%, 5/15/2025 (a)	20,000	19,120
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	50,000	49,915
5.88%, 7/15/2026 (a) (b)	65,000	64,751
7.00%, 5/15/2027 (a) (b)	70,000	72,215
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	41,000	37,881
5.25%, 8/15/2027 (a)	50,000	47,900
6.38%, 5/1/2026	75,000	74,724
8.38%, 5/1/2027	100,000	91,555
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	88,000	89,868
Liberty Interactive LLC:
8.25%, 2/1/2030	36,000	35,214
8.50%, 7/15/2029	50,000	48,574
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a)	57,000	38,190
Meredith Corp.:
6.50%, 7/1/2025 (a)	50,000	50,046
6.88%, 2/1/2026 (b)	142,000	118,678
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	207,000	209,691
5.63%, 7/15/2027 (a)	157,000	155,877
Quebecor Media, Inc. 5.75%, 1/15/2023	50,000	52,423
Radiate Holdco LLC/Radiate Finance, Inc.:
6.63%, 2/15/2025 (a)	20,000	20,020
6.88%, 2/15/2023 (a)	61,000	61,924
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	33,164

See accompanying notes to financial statements.
105

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a)	$ 13,000	$ 11,831
5.50%, 3/1/2030 (a) (b)	25,000	23,083
5.63%, 8/1/2024 (a) (b)	84,000	80,785
5.88%, 3/15/2026 (a)	45,000	44,266
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	50,000	50,289
4.13%, 7/1/2030 (a)	110,000	109,123
4.63%, 5/15/2023 (a)	100,000	100,774
4.63%, 7/15/2024 (a)	91,000	93,265
5.00%, 8/1/2027 (a)	115,000	117,377
5.38%, 4/15/2025 (a)	75,000	77,063
5.50%, 7/1/2029 (a)	88,000	92,645
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	35,000	32,140
5.00%, 9/15/2029 (a)	159,000	148,896
5.50%, 9/15/2024 (a) (b)	12,000	12,210
Townsquare Media, Inc. 6.50%, 4/1/2023 (a)	35,000	30,554
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (b)	80,000	80,734
5.13%, 2/15/2025 (a)	105,000	98,932
6.63%, 6/1/2027 (a)	85,000	81,393
9.50%, 5/1/2025 (a)	50,000	53,506
Urban One, Inc. 7.38%, 4/15/2022 (a)	75,000	66,452
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	22,000	21,771
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	25,581
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	102,661
5.38%, 6/15/2024 (a) (b)	50,000	53,236
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	25,000	24,471
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	150,000	157,131
Ziggo B.V. 5.50%, 1/15/2027 (a)	250,000	252,885
		8,822,435
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	75,000	74,644
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	51,000	47,344
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	35,000	28,787
		150,775
MINING — 1.7%
Alcoa Nederland Holding B.V. 7.00%, 9/30/2026 (a)	200,000	207,074
Security Description	Principal Amount	Value
Arconic Corp.:
6.00%, 5/15/2025 (a)	$ 85,000	$ 87,885
6.13%, 2/15/2028 (a) (b)	19,000	19,073
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	95,000	101,395
Constellium SE 5.75%, 5/15/2024 (a)	116,000	115,493
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	53,000	53,075
4.75%, 5/15/2022 (a)	60,000	61,112
5.13%, 3/15/2023 (a)	35,000	36,085
5.13%, 5/15/2024 (a)	50,000	51,866
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	135,000	134,970
4.13%, 3/1/2028	50,000	48,249
4.25%, 3/1/2030	50,000	48,500
4.55%, 11/14/2024	75,000	76,272
5.25%, 9/1/2029 (b)	20,000	20,460
5.40%, 11/14/2034 (b)	95,000	95,834
5.45%, 3/15/2043	147,000	144,498
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	50,000	49,296
7.63%, 1/15/2025 (a)	50,000	47,786
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	50,000	51,038
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	29,000	27,753
New Gold, Inc. 7.50%, 7/15/2027 (a)	35,000	36,171
Novelis Corp.:
4.75%, 1/30/2030 (a)	55,000	52,543
5.88%, 9/30/2026 (a)	140,000	139,804
		1,706,232
MISCELLANEOUS MANUFACTURER — 0.6%
Amsted Industries, Inc.:
4.63%, 5/15/2030 (a) (b)	50,000	49,459
5.63%, 7/1/2027 (a)	50,000	51,598
EnPro Industries, Inc. 5.75%, 10/15/2026	85,000	84,996
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a)	50,000	43,525
12.25%, 11/15/2026 (a)	74,000	71,814
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	50,000	49,366
Hillenbrand, Inc. 5.75%, 6/15/2025	45,000	46,691
Koppers, Inc. 6.00%, 2/15/2025 (a)	138,000	134,230
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	41,000	39,697
		571,376

See accompanying notes to financial statements.
106

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	$ 30,000	$ 30,190
4.25%, 4/1/2028	83,000	84,340
5.00%, 9/1/2025	4,000	4,114
Pitney Bowes, Inc.:
4.63%, 3/15/2024	1,000	712
5.70%, 4/1/2023	57,000	43,024
Xerox Corp.:
3.80%, 5/15/2024 (b)	36,000	35,156
4.07%, 3/17/2022	50,000	49,721
4.13%, 3/15/2023	55,000	55,004
4.50%, 5/15/2021	50,000	50,348
4.80%, 3/1/2035	5,000	4,665
6.75%, 12/15/2039	25,000	25,941
		383,215
OIL & GAS — 7.8%
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	25,000	14,839
5.13%, 12/1/2022	80,000	57,786
5.38%, 11/1/2021 (b)	80,000	73,979
5.63%, 6/1/2023 (b)	50,000	32,308
Apache Corp.:
4.75%, 4/15/2043	100,000	80,270
5.10%, 9/1/2040	200,000	165,302
6.00%, 1/15/2037	100,000	89,803
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	120,000	77,860
10.00%, 4/1/2022 (a)	73,000	62,757
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	50,000	20,374
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	16,000	10,057
8.75%, 4/1/2027 (a)	50,000	24,876
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	72,000	55,801
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	25,000	501
California Resources Corp. 8.00%, 12/15/2022 (a)	14,000	551
Callon Petroleum Co.:
6.13%, 10/1/2024	50,000	18,726
6.25%, 4/15/2023	50,000	19,021
6.38%, 7/1/2026	23,000	7,630
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.63%, 1/15/2022	66,000	62,880
7.75%, 4/15/2023	10,000	9,470
11.00%, 4/15/2025 (a) (b)	44,000	42,437
Cenovus Energy, Inc.:
3.00%, 8/15/2022	50,000	48,549
4.25%, 4/15/2027	100,000	90,534
Security Description	Principal Amount	Value
5.25%, 6/15/2037	$ 60,000	$ 52,082
6.75%, 11/15/2039	100,000	98,134
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a)	4,000	372
Chesapeake Energy Corp. 5.75%, 3/15/2023 (f)	7,000	206
CNX Resources Corp.:
5.88%, 4/15/2022	20,000	19,746
7.25%, 3/14/2027 (a) (b)	100,000	92,029
Comstock Resources, Inc.:
9.75%, 8/15/2026	64,000	59,843
9.75%, 8/15/2026	35,000	32,853
Continental Resources, Inc.:
3.80%, 6/1/2024	50,000	47,467
4.50%, 4/15/2023	219,000	209,620
4.90%, 6/1/2044	50,000	39,920
5.00%, 9/15/2022	100,000	98,322
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	100,000	90,600
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	67,255
CVR Energy, Inc.:
5.25%, 2/15/2025 (a)	25,000	22,924
5.75%, 2/15/2028 (a)	67,000	58,881
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	40,000	15,242
9.25%, 3/31/2022 (a)	45,000	17,559
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	45,000	43,192
5.75%, 1/30/2028 (a)	76,000	73,230
6.63%, 7/15/2025 (a)	50,000	50,567
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	22,000	18,354
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	53,000	23,206
EQT Corp.:
3.00%, 10/1/2022 (b)	55,000	51,636
3.90%, 10/1/2027	139,000	113,021
4.88%, 11/15/2021	150,000	146,962
6.13%, 2/1/2025 (b)	70,000	69,747
Global Marine, Inc. 7.00%, 6/1/2028	33,000	14,702
Gulfport Energy Corp.:
6.00%, 10/15/2024	25,000	12,959
6.38%, 5/15/2025	50,000	24,954
6.38%, 1/15/2026	20,000	9,618
6.63%, 5/1/2023	11,000	6,489
HighPoint Operating Corp.:
7.00%, 10/15/2022	2,000	493
8.75%, 6/15/2025	55,000	13,345

See accompanying notes to financial statements.
107

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	$ 55,000	$ 46,249
6.25%, 11/1/2028 (a)	35,000	27,809
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	50,000	46,437
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	26,303
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	20,000	13,812
10.13%, 1/15/2028 (b)	25,000	17,354
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	1,372
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	31,000	29,613
Matador Resources Co. 5.88%, 9/15/2026	65,000	48,217
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	54,000	50,247
7.00%, 3/31/2024 (a)	40,000	34,273
7.13%, 2/1/2027 (a)	90,000	74,770
Montage Resources Corp. 8.88%, 7/15/2023	50,000	39,529
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	50,000	24,983
Murphy Oil Corp.:
4.00%, 6/1/2022 (b)	70,000	67,299
5.75%, 8/15/2025	75,000	67,462
5.88%, 12/1/2027	67,000	59,513
6.38%, 12/1/2042 (b)	5,000	3,884
6.88%, 8/15/2024	50,000	46,811
Nabors Industries, Inc. 5.75%, 2/1/2025	60,000	24,277
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	10,000	6,244
7.50%, 1/15/2028 (a)	100,000	61,759
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	121,000	105,497
Noble Holding International, Ltd.:
7.75%, 1/15/2024	50,000	1,029
7.88%, 2/1/2026 (a)	45,000	10,736
7.95%, 4/1/2025	15,000	357
8.95%, 4/1/2045	25,000	641
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	30,383	25,981
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	25,000	4,319
6.88%, 3/15/2022	75,000	13,632
6.88%, 1/15/2023	36,000	6,068
Occidental Petroleum Corp.:
2.60%, 8/13/2021	150,000	146,779
2.70%, 8/15/2022	525,000	488,791
2.90%, 8/15/2024	400,000	341,840
Security Description	Principal Amount	Value
3.13%, 2/15/2022	$ 50,000	$ 48,175
3.20%, 8/15/2026	400,000	325,476
3.40%, 4/15/2026	100,000	81,829
3.50%, 6/15/2025 (b)	100,000	84,631
3.50%, 8/15/2029	100,000	73,187
4.20%, 3/15/2048	50,000	33,904
4.30%, 8/15/2039	50,000	34,582
4.40%, 4/15/2046	100,000	69,784
4.50%, 7/15/2044	50,000	34,872
4.63%, 6/15/2045	50,000	35,193
5.55%, 3/15/2026	100,000	91,021
6.20%, 3/15/2040	50,000	41,809
6.60%, 3/15/2046	100,000	87,107
7.50%, 5/1/2031	100,000	92,992
8.00%, 7/15/2025 (d)	35,000	35,175
8.50%, 7/15/2027 (d)	50,000	50,231
8.88%, 7/15/2030 (d)	65,000	65,248
Pacific Drilling SA 8.38%, 10/1/2023 (a)	50,000	10,271
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	38,000	39,321
6.00%, 4/1/2026 (a)	75,000	77,126
Parsley Energy LLC/Parsley Finance Corp.:
4.13%, 2/15/2028 (a)	50,000	45,292
5.25%, 8/15/2025 (a)	50,000	48,015
5.38%, 1/15/2025 (a)	50,000	48,643
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a)	150,000	125,229
7.25%, 6/15/2025	45,000	40,996
9.25%, 5/15/2025 (a)	43,000	45,880
PDC Energy, Inc.:
5.75%, 5/15/2026	50,000	45,467
6.13%, 9/15/2024	30,000	28,239
Precision Drilling Corp. 7.75%, 12/15/2023	50,000	34,886
Pride International LLC 7.88%, 8/15/2040	8,000	558
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	16,993
5.38%, 10/1/2022	55,000	42,046
5.63%, 3/1/2026	45,000	28,454
Range Resources Corp.:
4.88%, 5/15/2025 (b)	50,000	37,736
5.00%, 8/15/2022 (b)	75,000	68,308
5.00%, 3/15/2023 (b)	170,000	147,516
9.25%, 2/1/2026 (a)	40,000	36,010
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	43,568
6.75%, 5/1/2023 (a)	50,000	48,451
6.88%, 6/30/2023 (a)	25,000	24,451
SM Energy Co.:
5.63%, 6/1/2025 (b)	25,000	13,251
6.63%, 1/15/2027	64,000	31,610

See accompanying notes to financial statements.
108

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Southwestern Energy Co.:
7.50%, 4/1/2026	$ 59,000	$ 51,681
7.75%, 10/1/2027	95,000	83,064
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	36,000	36,032
4.88%, 1/15/2023	175,000	174,314
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	62,625	54,405
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	62,625	57,447
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	34,893
Transocean, Inc.:
6.80%, 3/15/2038	65,000	17,876
7.50%, 1/15/2026 (a)	79,000	43,057
7.50%, 4/15/2031	75,000	21,016
8.00%, 2/1/2027 (a)	30,000	16,570
Ultra Resources, Inc. PIK 11.00%, 7/12/2024 (f)	16,577	890
Valaris PLC:
4.75%, 1/15/2024	50,000	5,164
5.75%, 10/1/2044	51,000	3,789
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	14,000	8,434
9.75%, 4/15/2023 (a)	28,000	16,948
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	25,000	24,469
WPX Energy, Inc.:
4.50%, 1/15/2030	50,000	43,995
5.25%, 9/15/2024	20,000	19,767
5.25%, 10/15/2027	50,000	46,767
5.75%, 6/1/2026	15,000	14,488
5.88%, 6/15/2028	20,000	19,281
8.25%, 8/1/2023	85,000	94,791
		8,028,399
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	30,000	27,624
6.88%, 4/1/2027 (a)	56,000	52,826
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,000	2,487
Hi-Crush, Inc. 9.50%, 8/1/2026 (a)	40,000	1,976
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	43,000	20,963
Oceaneering International, Inc.:
4.65%, 11/15/2024	35,000	26,408
6.00%, 2/1/2028	25,000	18,406
SESI LLC 7.75%, 9/15/2024	25,000	8,911
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	48,750	45,654
Security Description	Principal Amount	Value
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	$ 32,500	$ 29,869
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	75,000	72,822
6.88%, 9/1/2027	35,000	33,373
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	225,000	155,844
Welltec A/S 9.50%, 12/1/2022 (a)	60,000	53,756
		550,919
PACKAGING & CONTAINERS — 2.5%
ARD Finance SA 6.50%, 6/30/2027 (a)	100,000	99,011
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 5.25%, 8/15/2027 (a)	150,000	147,277
Ball Corp.:
4.88%, 3/15/2026	95,000	102,985
5.00%, 3/15/2022	50,000	52,003
5.25%, 7/1/2025	75,000	82,182
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	50,000	49,283
4.88%, 7/15/2026 (a)	92,000	92,884
5.63%, 7/15/2027 (a) (b)	48,000	49,399
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	50,000	50,918
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	24,000	24,606
4.50%, 1/15/2023	65,000	66,755
4.75%, 2/1/2026	50,000	51,105
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	50,000	48,077
7.88%, 7/15/2026 (a)	50,000	48,450
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	98,000	101,684
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	64,000	65,271
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a) (b)	3,000	3,083
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	80,000	83,388
10.50%, 7/15/2027 (a)	55,000	58,517
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	100,000	98,315
7.25%, 4/15/2025 (a)	125,000	113,179
MTS Systems Corp. 5.75%, 8/15/2027 (a)	50,000	46,122
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	8,000	8,021

See accompanying notes to financial statements.
109

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.88%, 8/15/2023 (a) (b)	$ 50,000	$ 51,500
6.38%, 8/15/2025 (a) (b)	25,000	26,267
6.63%, 5/13/2027 (a) (b)	60,000	62,742
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	75,000	72,854
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	130,000	130,642
7.00%, 7/15/2024 (a)	40,000	40,175
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	10,000	9,999
4.88%, 12/1/2022 (a)	150,000	155,143
5.13%, 12/1/2024 (a)	84,000	89,674
5.50%, 9/15/2025 (a)	25,000	27,063
6.88%, 7/15/2033 (a)	25,000	29,571
Silgan Holdings, Inc.:
4.13%, 2/1/2028 (a)	40,000	39,732
4.75%, 3/15/2025	25,000	25,425
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	200,000	203,188
		2,506,490
PHARMACEUTICALS — 2.0%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	161,000	171,676
9.25%, 4/1/2026 (a)	125,000	135,507
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	156,000	146,997
5.25%, 1/30/2030 (a)	89,000	84,338
5.50%, 11/1/2025 (a)	139,000	142,435
6.13%, 4/15/2025 (a)	215,000	217,836
6.25%, 2/15/2029 (a)	50,000	50,279
7.00%, 3/15/2024 (a)	125,000	129,626
7.00%, 1/15/2028 (a)	39,000	40,219
7.25%, 5/30/2029 (a)	89,000	93,440
9.00%, 12/15/2025 (a)	250,000	269,605
Elanco Animal Health, Inc.:
5.65%, 8/28/2028	31,000	34,372
5.02%, 8/28/2023	65,000	68,295
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 2/1/2025 (a)	100,000	77,392
6.00%, 6/30/2028 (a)	68,000	43,860
9.50%, 7/31/2027 (a)	54,000	57,116
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	75,000	77,378
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a) (b)	60,000	60,314
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	50,000	52,019
Security Description	Principal Amount	Value
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	$ 25,000	$ 4,866
5.75%, 8/1/2022 (a)	25,000	6,359
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	104,000	106,678
		2,070,607
PIPELINES — 4.3%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	75,000	68,236
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	75,000	63,957
5.75%, 3/1/2027 (a)	95,000	77,169
5.75%, 1/15/2028 (a) (b)	74,000	58,996
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	100,000	99,451
Buckeye Partners L.P.:
3.95%, 12/1/2026	40,000	37,740
4.13%, 3/1/2025 (a)	56,000	53,674
4.15%, 7/1/2023	50,000	48,705
4.50%, 3/1/2028 (a)	20,000	18,673
5.60%, 10/15/2044	60,000	49,313
5.85%, 11/15/2043	50,000	43,455
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	100,000	99,646
5.63%, 10/1/2026	70,000	69,474
Series WI, 4.50%, 10/1/2029	92,000	92,000
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	50,000	45,992
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	41,573
5.75%, 4/1/2025 (b)	50,000	43,447
6.25%, 4/1/2023	80,000	71,178
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	50,000	48,492
4.75%, 9/30/2021 (a)	35,000	35,548
4.95%, 4/1/2022	25,000	25,232
5.13%, 5/15/2029	50,000	47,862
5.38%, 7/15/2025	55,000	54,367
5.60%, 4/1/2044	57,000	45,844
5.63%, 7/15/2027	70,000	70,614
6.45%, 11/3/2036 (a)	50,000	45,005
6.75%, 9/15/2037 (a)	50,000	44,918
8.13%, 8/16/2030	25,000	27,012
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	2,100

See accompanying notes to financial statements.
110

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Energy Transfer Operating L.P.:
Series A, 3 Month USD LIBOR + 4.03%, 6.25%, 2/15/2023 (c)	$ 110,000	$ 84,954
Series B, 3 Month USD LIBOR + 4.16%, 6.63%, 2/15/2028 (c)	115,000	90,850
EnLink Midstream LLC 5.38%, 6/1/2029	24,000	18,004
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	75,000	57,624
4.40%, 4/1/2024	50,000	41,588
4.85%, 7/15/2026	50,000	37,073
5.05%, 4/1/2045	25,000	15,601
5.45%, 6/1/2047	42,000	26,089
5.60%, 4/1/2044	12,000	7,338
EQM Midstream Partners L.P.:
4.75%, 7/15/2023	170,000	171,295
5.50%, 7/15/2028	121,000	115,233
6.00%, 7/1/2025 (a) (b)	35,000	35,596
6.50%, 7/1/2027 (a) (b)	40,000	41,106
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	75,000	65,904
6.00%, 5/15/2023	75,000	68,181
6.50%, 10/1/2025	100,000	85,891
Global Partners L.P./GLP Finance Corp. 7.00%, 6/15/2023 (b)	57,000	54,756
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	40,000	38,474
5.63%, 2/15/2026 (a)	100,000	99,063
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	44,000	41,915
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	46,000	34,793
7.50%, 11/1/2023	50,000	41,629
7.50%, 4/15/2026	25,000	19,048
NuStar Logistics L.P.:
5.63%, 4/28/2027	65,000	62,817
6.00%, 6/1/2026	36,000	34,613
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	40,000	38,537
Plains All American Pipeline L.P. Series B, 3 Month USD LIBOR + 4.11%, 6.13%, 11/15/2022 (c)	90,000	65,971
Rockies Express Pipeline LLC:
3.60%, 5/15/2025 (a)	100,000	92,399
6.88%, 4/15/2040 (a)	100,000	96,076
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	2,000	1,330
5.75%, 4/15/2025	60,000	33,864
Security Description	Principal Amount	Value
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	$ 91,000	$ 84,226
5.50%, 9/15/2024 (a)	50,000	45,383
5.50%, 1/15/2028 (a)	50,000	42,752
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	15,285
5.00%, 1/15/2028	25,000	23,499
5.13%, 2/1/2025	30,000	28,847
5.25%, 5/1/2023	50,000	49,050
5.38%, 2/1/2027 (b)	50,000	48,239
5.50%, 3/1/2030 (a)	55,000	52,945
5.88%, 4/15/2026 (b)	175,000	173,920
6.50%, 7/15/2027	45,000	45,510
Western Midstream Operating L.P.:
4.00%, 7/1/2022	150,000	149,602
4.05%, 2/1/2030	100,000	96,190
5.25%, 2/1/2050	150,000	129,892
5.38%, 6/1/2021	100,000	100,003
Western Midstream Operating LP 5.45%, 4/1/2044	50,000	41,682
		4,374,310
REAL ESTATE — 0.7%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	80,000	83,873
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	49,000	46,880
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	73,000	73,061
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	75,000	69,743
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	100,000	91,125
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	134,000	133,329
Newmark Group, Inc. 6.13%, 11/15/2023	65,000	64,648
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	50,000	47,493
7.63%, 6/15/2025 (a)	60,000	60,239
9.38%, 4/1/2027 (a)	54,000	50,393
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	75,000	36,341
		757,125
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	91,000	76,882

See accompanying notes to financial statements.
111

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
CBL & Associates L.P. 4.60%, 10/15/2024	$ 15,000	$ 4,289
CoreCivic, Inc.:
4.63%, 5/1/2023	40,000	38,236
4.75%, 10/15/2027	31,000	25,983
5.00%, 10/15/2022	76,000	74,501
Diversified Healthcare Trust 9.75%, 6/15/2025	70,000	75,232
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	89,000	83,761
5.25%, 5/1/2025 (a)	50,000	48,135
FelCor Lodging L.P. 6.00%, 6/1/2025	45,000	43,713
GEO Group Inc.:
5.13%, 4/1/2023	15,000	13,085
5.88%, 10/15/2024	20,000	15,704
6.00%, 4/15/2026 (b)	8,000	6,181
HAT Holdings I LLC/HAT Holdings II LLC:
5.25%, 7/15/2024 (a)	94,000	96,123
6.00%, 4/15/2025 (a)	25,000	26,298
Iron Mountain US Holdings, Inc. 5.38%, 6/1/2026 (a)	47,000	47,424
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a)	45,000	43,872
4.88%, 9/15/2029 (a)	90,000	87,465
5.00%, 7/15/2028 (a)	35,000	34,397
5.25%, 3/15/2028 (a)	130,000	129,342
5.25%, 7/15/2030 (a)	75,000	74,132
5.63%, 7/15/2032 (a)	35,000	35,011
5.75%, 8/15/2024	100,000	100,958
iStar, Inc.:
4.25%, 8/1/2025	35,000	31,897
4.75%, 10/1/2024	81,000	75,992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	60,000	47,971
5.25%, 3/15/2022 (a)	80,000	76,715
Mack-Cali Realty L.P. 3.15%, 5/15/2023 (b)	21,000	18,265
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	49,244
4.50%, 1/15/2028	66,000	64,030
4.63%, 6/15/2025 (a)	10,000	9,841
5.75%, 2/1/2027	70,000	72,415
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	73,000	73,513
5.00%, 10/15/2027	90,000	92,608
5.50%, 5/1/2024	25,000	25,512
6.38%, 3/1/2024	83,000	85,490
Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	$ 170,000	$ 173,822
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	50,000	47,203
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	205,000	182,329
SBA Communications Corp.:
3.88%, 2/15/2027 (a)	65,000	64,793
4.00%, 10/1/2022	35,000	35,354
4.88%, 9/1/2024	150,000	153,559
Senior Housing Properties Trust:
4.75%, 5/1/2024	50,000	45,160
4.75%, 2/15/2028	50,000	41,450
Service Properties Trust:
3.95%, 1/15/2028	50,000	40,897
4.35%, 10/1/2024	50,000	45,058
4.50%, 6/15/2023 (b)	25,000	23,923
4.50%, 3/15/2025 (b)	25,000	22,799
4.65%, 3/15/2024	25,000	22,636
4.95%, 2/15/2027	100,000	87,785
4.95%, 10/1/2029 (b)	75,000	64,085
5.00%, 8/15/2022	25,000	24,509
5.25%, 2/15/2026	50,000	45,380
7.50%, 9/15/2025	15,000	15,866
Starwood Property Trust, Inc.:
4.75%, 3/15/2025	100,000	91,465
5.00%, 12/15/2021	120,000	116,834
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	195,000	198,030
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	76,000	74,380
8.25%, 10/15/2023	19,000	18,071
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	45,000	42,324
3.75%, 2/15/2027 (a)	30,000	28,161
4.13%, 8/15/2030 (a)	77,000	73,411
4.25%, 12/1/2026 (a)	146,000	140,272
4.63%, 12/1/2029 (a) (b)	43,000	42,156
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	50,000	28,812
		3,894,741
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	51,000	49,474
4.25%, 5/15/2024 (a)	125,000	125,091
4.38%, 1/15/2028 (a)	71,000	69,587
5.00%, 10/15/2025 (a)	200,000	198,854

See accompanying notes to financial statements.
112

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a) (d)	$ 45,000	$ 44,550
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	39,000	37,838
4.75%, 3/1/2030 (a)	23,000	22,428
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (b)	33,000	32,238
4.88%, 11/1/2025 (a) (b)	120,000	107,333
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	25,000	20,679
4.92%, 8/1/2034	25,000	15,837
5.17%, 8/1/2044	75,000	42,405
Brinker International, Inc.:
3.88%, 5/15/2023	25,000	23,120
5.00%, 10/1/2024 (a)	5,000	4,668
Carvana Co. 8.88%, 10/1/2023 (a)	64,000	64,310
eG Global Finance PLC 8.50%, 10/30/2025 (a)	100,000	102,788
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	50,000	41,637
6.75%, 1/15/2022	25,000	20,798
10.00%, 4/15/2025 (a)	80,000	86,045
FirstCash, Inc. 5.38%, 6/1/2024 (a)	25,000	25,095
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	20,000	21,725
8.63%, 5/15/2025 (a)	30,000	31,872
8.88%, 5/15/2027 (a) (b)	85,000	91,069
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	95,000	68,020
8.75%, 10/1/2025 (a) (b)	155,000	91,168
Group 1 Automotive, Inc. 5.00%, 6/1/2022	75,000	74,815
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	75,000	55,248
IRB Holding Corp.:
6.75%, 2/15/2026 (a)	31,000	29,625
7.00%, 6/15/2025 (a)	30,000	30,895
JC Penney Corp., Inc. 8.63%, 3/15/2025 (a) (f)	19,000	376
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	60,000	61,631
5.00%, 6/1/2024 (a)	61,000	62,147
5.25%, 6/1/2026 (a)	125,000	128,061
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	13,970
L Brands, Inc.:
5.25%, 2/1/2028	55,000	43,476
5.63%, 10/15/2023	30,000	28,374
6.69%, 1/15/2027	25,000	21,500
6.75%, 7/1/2036	75,000	62,465
Security Description	Principal Amount	Value
6.88%, 7/1/2025 (a)	$ 15,000	$ 15,552
6.88%, 11/1/2035	112,000	93,386
6.95%, 3/1/2033	40,000	28,116
7.50%, 6/15/2029	50,000	43,945
7.60%, 7/15/2037	31,000	21,043
9.38%, 7/1/2025 (a)	20,000	20,091
Lithia Motors, Inc.:
4.63%, 12/15/2027 (a)	25,000	24,747
5.25%, 8/1/2025 (a)	69,000	69,455
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	50,000	39,271
3.88%, 1/15/2022	50,000	44,800
4.50%, 12/15/2034	100,000	59,402
Macy's, Inc. 8.38%, 6/15/2025 (a)	75,000	74,659
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	55,000	47,832
Murphy Oil USA, Inc. 4.75%, 9/15/2029	20,000	20,441
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	29,000	6,120
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	52,000	52,081
5.75%, 10/1/2022	35,000	35,131
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	71,000	71,250
7.13%, 3/15/2023 (a)	150,000	147,874
8.88%, 6/1/2025 (a) (b)	50,000	50,061
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a) (b)	86,000	76,369
QVC, Inc.:
4.38%, 3/15/2023	75,000	75,116
4.45%, 2/15/2025	91,000	89,309
4.85%, 4/1/2024	50,000	50,437
5.45%, 8/15/2034	35,000	31,598
5.95%, 3/15/2043	25,000	20,980
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	177,000	172,009
7.50%, 7/1/2025 (a)	23,000	23,067
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	45,000	43,717
Staples, Inc.:
7.50%, 4/15/2026 (a)	210,000	165,398
10.75%, 4/15/2027 (a)	90,000	53,401
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	65,000	64,526
5.75%, 3/1/2025	50,000	50,156
5.88%, 3/1/2027	26,000	25,857
Yum! Brands, Inc.:
3.88%, 11/1/2023	20,000	20,478
4.75%, 1/15/2030 (a)	91,000	92,992
5.35%, 11/1/2043 (b)	5,000	4,968

See accompanying notes to financial statements.
113

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
7.75%, 4/1/2025 (a)	$ 20,000	$ 21,569
		4,098,416
SEMICONDUCTORS — 0.2%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	10,000	11,092
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	67,000	71,865
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	35,000	35,163
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	70,000	71,787
5.50%, 7/15/2026	8,000	8,320
		198,227
SOFTWARE — 1.6%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	26,034
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	20,000	20,969
Camelot Finance SA 4.50%, 11/1/2026 (a)	21,000	21,000
CDK Global, Inc.:
5.00%, 10/15/2024 (b)	35,000	37,322
5.25%, 5/15/2029 (a)	11,000	11,383
5.88%, 6/15/2026	50,000	52,037
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	105,000	103,666
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	115,000	127,638
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	25,000	25,007
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	49,000	50,838
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	40,000	40,721
MSCI, Inc.:
3.88%, 2/15/2031 (a)	50,000	50,968
4.00%, 11/15/2029 (a)	17,000	17,340
5.38%, 5/15/2027 (a) (b)	35,000	37,143
Nuance Communications, Inc. 5.63%, 12/15/2026	35,000	36,414
Open Text Corp. 5.88%, 6/1/2026 (a)	98,000	101,586
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	50,000	49,060
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	26,000	25,781
4.00%, 2/15/2028 (a)	21,000	20,851
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	146,000	146,263
Security Description	Principal Amount	Value
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$ 200,000	$ 203,478
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	158,000	161,271
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	25,000	26,400
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	200,000	198,226
10.50%, 2/1/2024 (a)	100,000	86,809
		1,678,205
STORAGE & WAREHOUSING — 0.0% (g)
Mobile Mini, Inc. 5.88%, 7/1/2024	35,000	36,028
TELECOMMUNICATIONS — 7.1%
Altice France Holding SA 6.00%, 2/15/2028 (a)	250,000	236,332
Altice France SA:
7.38%, 5/1/2026 (a)	300,000	312,348
8.13%, 2/1/2027 (a)	225,000	246,571
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	100,000	98,987
7.50%, 10/15/2026 (a)	50,000	50,764
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	38,838
5.13%, 12/15/2026 (a)	42,000	41,942
Series G, 6.88%, 1/15/2028	25,000	26,565
Series P, 7.60%, 9/15/2039	50,000	53,818
Series T, 5.80%, 3/15/2022	175,000	179,814
Series U, 7.65%, 3/15/2042 (b)	85,000	91,233
Series W, 6.75%, 12/1/2023	50,000	53,794
Series Y, 7.50%, 4/1/2024 (b)	100,000	109,989
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	75,000	76,610
8.00%, 10/15/2025 (a)	20,000	20,814
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	120,000	108,158
6.00%, 6/15/2025 (a)	50,000	48,237
CommScope, Inc.:
5.50%, 3/1/2024 (a)	100,000	101,250
5.50%, 6/15/2024 (a)	50,000	50,917
6.00%, 3/1/2026 (a)	65,000	66,602
7.13%, 7/1/2028 (a) (d)	28,000	28,039
8.25%, 3/1/2027 (a) (b)	136,000	139,695
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	201,000	189,909
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	50,000	46,052
Embarq Corp. 8.00%, 6/1/2036	250,000	280,900

See accompanying notes to financial statements.
114

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	$ 84,000	$ 71,353
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	72,000	37,823
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	75,000	77,501
7.63%, 6/15/2021	105,000	108,207
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (b) (c)	35,000	37,647
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	50,000	50,119
4.63%, 9/15/2027 (a)	75,000	75,440
5.25%, 3/15/2026	50,000	51,355
5.38%, 8/15/2022	100,000	100,066
5.38%, 1/15/2024	105,000	105,847
5.63%, 2/1/2023	62,000	61,939
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,638
Nokia Oyj 4.38%, 6/12/2027	41,000	43,404
ORBCOMM, Inc. 8.00%, 4/1/2024 (a) (b)	50,000	47,748
Plantronics, Inc. 5.50%, 5/31/2023 (a)	75,000	65,675
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	51,253
Qwest Corp. 6.75%, 12/1/2021	90,000	94,875
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	27,000	27,550
Sprint Capital Corp.:
6.88%, 11/15/2028	284,000	346,375
8.75%, 3/15/2032	75,000	107,273
Sprint Communications, Inc.:
6.00%, 11/15/2022	180,000	189,779
11.50%, 11/15/2021	100,000	110,877
Sprint Corp.:
7.13%, 6/15/2024	135,000	152,250
7.25%, 9/15/2021	170,000	178,128
7.63%, 2/15/2025	200,000	230,724
7.88%, 9/15/2023	225,000	253,667
Telecom Italia Capital SA:
6.00%, 9/30/2034	81,000	88,113
6.38%, 11/15/2033 (b)	50,000	56,380
7.20%, 7/18/2036	61,000	72,671
7.72%, 6/4/2038	55,000	69,199
Telecom Italia SpA 5.30%, 5/30/2024 (a)	125,000	130,857
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	50,000	49,196
6.50%, 10/15/2027 (a) (b)	34,000	33,364
T-Mobile USA, Inc.:
4.50%, 2/1/2026	75,000	75,887
Security Description	Principal Amount	Value
4.75%, 2/1/2028	$ 95,000	$ 100,350
5.13%, 4/15/2025	125,000	127,731
5.38%, 4/15/2027	50,000	52,890
6.00%, 3/1/2023	256,000	257,541
6.50%, 1/15/2026	145,000	151,702
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	45,000	40,581
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	70,000	67,941
5.63%, 4/15/2027 (a)	35,000	35,902
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	157,000	184,638
West Corp. 8.50%, 10/15/2025 (a)	75,000	59,745
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	130,000	123,626
6.13%, 3/1/2028 (a)	60,000	58,323
		7,237,328
TEXTILES — 0.1%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	100,000	69,399
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.45%, 11/1/2041	23,000	19,059
5.88%, 12/15/2027 (a)	47,000	48,437
6.20%, 10/1/2040	25,000	21,501
6.75%, 12/31/2025 (a) (b)	124,000	128,613
		217,610
TRANSPORTATION — 0.6%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	50,000	44,329
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	50,000	49,654
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	48,000	45,041
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a)	57,000	50,717
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	75,000	31,892
Teekay Corp. 9.25%, 11/15/2022 (a)	13,000	12,544
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	50,000	51,327
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	40,000	40,502
6.25%, 5/1/2025 (a)	75,000	78,537

See accompanying notes to financial statements.
115

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
6.50%, 6/15/2022 (a)	$ 75,000	$ 75,094
6.75%, 8/15/2024 (a)	75,000	78,564
		558,201
TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	50,000	37,533
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	50,000	45,210
6.75%, 3/15/2022 (a)	35,000	33,666
		116,409
TOTAL CORPORATE BONDS & NOTES (Cost $103,759,419)		101,003,253
	Shares
COMMON STOCKS — 0.0%(g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Tapstone Energy Holdings (h) (i)	158	—
Weatherford International PLC (b) (i)	2,574	5,071
TOTAL COMMON STOCKS (Cost $59,218)		5,071
PREFERRED STOCKS — 0.0% (g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Tapstone Energy Holdings LLC 0.00% (Cost $854)	324	855
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Tapstone Energy Holdings III, LLC Senior Secured Term Loan, 5.00%, 4/17/2024 (Cost $121)	121	121
Shares
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (j) (k)	1,087,305	1,087,740
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (l) (m)	8,645,524	$ 8,645,524
TOTAL SHORT-TERM INVESTMENTS (Cost $9,733,264)		9,733,264
TOTAL INVESTMENTS — 108.2% (Cost $113,552,876)		110,742,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(8,352,000)
NET ASSETS — 100.0%		$ 102,390,564
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 55.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of this security is $0, representing less than 0.05% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
116

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$101,003,253	$—	$101,003,253
Common Stocks	5,071	—	0(a)	5,071
Preferred Stocks	—	855	—	855
Senior Floating Rate Loans	—	121	—	121
Short-Term Investments	9,733,264	—	—	9,733,264
TOTAL INVESTMENTS	$9,738,335	$101,004,229	$ 0	$110,742,564
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$26,401,725	$25,313,663	$(322)	$—	1,087,305	$1,087,740	$ 9,156
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,016,031	1,016,031	2,202,272	3,218,303	—	—	—	—	1,336
State Street Navigator Securities Lending Portfolio II	—	—	35,528,637	26,883,113	—	—	8,645,524	8,645,524	39,573
State Street Navigator Securities Lending Portfolio III	3,063,450	3,063,450	6,139,695	9,203,145	—	—	—	—	10,729
Total		$4,079,481	$70,272,329	$64,618,224	$(322)	$—		$9,733,264	$60,794
See accompanying notes to financial statements.
117

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 100,000	$ 103,618
4.00%, 3/15/2022	11,000	11,514
4.20%, 4/15/2024	13,000	14,197
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	50,000	50,701
4.20%, 6/1/2030	225,000	261,360
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	85,000	89,615
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,795
3.75%, 9/19/2024	50,000	53,889
		604,689
AEROSPACE & DEFENSE — 2.0%
Boeing Co.:
2.30%, 8/1/2021 (a)	15,000	15,100
2.60%, 10/30/2025	43,000	42,710
2.80%, 3/1/2027	188,000	181,161
2.95%, 2/1/2030	25,000	24,472
3.10%, 5/1/2026	165,000	168,115
3.25%, 2/1/2035	25,000	22,520
3.50%, 3/1/2039	25,000	22,149
3.75%, 2/1/2050	25,000	22,446
3.85%, 11/1/2048	63,000	56,039
3.90%, 5/1/2049	15,000	13,539
4.88%, 5/1/2025	55,000	59,958
5.15%, 5/1/2030	50,000	55,714
5.71%, 5/1/2040	50,000	56,554
5.81%, 5/1/2050	100,000	118,370
5.88%, 2/15/2040	400,000	463,316
General Dynamics Corp.:
2.13%, 8/15/2026 (a)	150,000	160,234
2.25%, 11/15/2022	22,000	22,829
2.63%, 11/15/2027	37,000	40,128
3.63%, 4/1/2030	200,000	233,864
Harris Corp. 5.05%, 4/27/2045	38,000	49,831
Hexcel Corp. 3.95%, 2/15/2027	79,000	84,159
Howmet Aerospace, Inc. 6.88%, 5/1/2025	135,000	146,483
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	16,138
3.85%, 6/15/2023	8,000	8,702
3.85%, 12/15/2026	19,000	21,775
Lockheed Martin Corp.:
1.85%, 6/15/2030	20,000	20,573
2.80%, 6/15/2050	220,000	230,996
3.35%, 9/15/2021	24,000	24,811
3.80%, 3/1/2045	125,000	152,008
Security Description	Principal Amount	Value
4.07%, 12/15/2042	$ 16,000	$ 20,339
Northrop Grumman Corp.:
2.93%, 1/15/2025	15,000	16,209
3.20%, 2/1/2027	215,000	237,562
Raytheon Technologies Corp.:
2.50%, 12/15/2022 (b)	200,000	207,284
4.15%, 5/15/2045	397,000	475,546
4.63%, 11/16/2048	79,000	102,250
4.88%, 10/15/2040 (b)	4,000	5,120
5.70%, 4/15/2040	8,000	11,085
6.13%, 7/15/2038	140,000	202,681
		3,812,770
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.35%, 5/6/2025	10,000	10,509
3.40%, 5/6/2030	5,000	5,382
3.88%, 9/16/2046	50,000	49,820
4.00%, 1/31/2024	78,000	85,991
4.50%, 5/2/2043	155,000	166,157
4.80%, 2/14/2029	145,000	169,200
5.38%, 1/31/2044	116,000	139,500
5.80%, 2/14/2039	35,000	43,490
5.95%, 2/14/2049 (a)	20,000	26,079
6.20%, 2/14/2059	105,000	139,963
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	138,000	149,901
4.02%, 4/16/2043	19,000	22,486
BAT Capital Corp.:
3.56%, 8/15/2027	185,000	199,204
4.70%, 4/2/2027	25,000	28,671
4.76%, 9/6/2049	25,000	28,039
4.91%, 4/2/2030	25,000	29,259
5.28%, 4/2/2050	25,000	30,272
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	122,000	127,710
4.35%, 3/15/2024	18,000	19,658
Philip Morris International, Inc.:
1.13%, 5/1/2023	10,000	10,161
1.50%, 5/1/2025	15,000	15,341
2.10%, 5/1/2030	10,000	10,319
2.75%, 2/25/2026	40,000	43,472
2.90%, 11/15/2021	88,000	91,079
3.88%, 8/21/2042	43,000	48,826
4.25%, 11/10/2044	125,000	151,094
4.88%, 11/15/2043 (a)	75,000	96,352
Reynolds American, Inc.:
4.45%, 6/12/2025	350,000	394,411
5.85%, 8/15/2045	109,000	133,360
		2,465,706
AIRLINES — 0.3%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	0	0

See accompanying notes to financial statements.
118

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	$ 12,791	$ 10,689
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	68,922	63,523
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	16,863	15,243
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	50,000	47,683
Southwest Airlines Co.:
2.63%, 2/10/2030	25,000	22,521
4.75%, 5/4/2023	125,000	128,405
5.13%, 6/15/2027	35,000	36,306
5.25%, 5/4/2025	15,000	15,796
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	37,291	33,127
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,888	8,628
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	169,000	152,217
		534,138
APPAREL — 0.2%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,968
2.85%, 3/27/2030	15,000	16,698
3.25%, 3/27/2040	25,000	27,975
3.38%, 3/27/2050	15,000	17,272
Ralph Lauren Corp.:
1.70%, 6/15/2022	25,000	25,442
2.95%, 6/15/2030	25,000	25,755
Tapestry, Inc. 3.00%, 7/15/2022	25,000	24,560
VF Corp.:
2.40%, 4/23/2025	250,000	263,485
2.95%, 4/23/2030	30,000	31,986
		460,141
AUTO MANUFACTURERS — 1.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	15,000	15,350
Series GMTN, 3.55%, 1/12/2024	50,000	54,428
Series MTN, 2.15%, 9/10/2024	21,000	22,018
Series MTN, 2.35%, 1/8/2027 (a)	50,000	52,833
Series MTN, 2.40%, 6/27/2024	25,000	26,318
Series MTN, 3.38%, 12/10/2021	200,000	207,882
Security Description	Principal Amount	Value
Cummins, Inc.:
3.65%, 10/1/2023	$ 266,000	$ 289,815
7.13%, 3/1/2028	5,000	6,566
Daimler Finance North America LLC 8.50%, 1/18/2031	26,000	39,621
General Motors Co.:
4.88%, 10/2/2023	200,000	212,380
5.00%, 10/1/2028 (a)	25,000	26,821
5.40%, 4/1/2048	80,000	80,199
6.13%, 10/1/2025	100,000	112,374
6.60%, 4/1/2036	150,000	161,565
General Motors Financial Co., Inc.:
2.75%, 6/20/2025	25,000	24,732
3.50%, 11/7/2024	50,000	50,906
3.60%, 6/21/2030	25,000	24,388
3.70%, 5/9/2023	117,000	120,325
4.00%, 1/15/2025	10,000	10,379
4.20%, 11/6/2021	180,000	184,984
4.35%, 4/9/2025	20,000	21,079
5.10%, 1/17/2024	325,000	348,156
PACCAR Financial Corp.:
3.15%, 8/9/2021	25,000	25,737
Series MTN, 0.80%, 6/8/2023	5,000	5,024
Series MTN, 1.80%, 2/6/2025	20,000	20,823
Series MTN, 1.90%, 2/7/2023	15,000	15,454
Series MTN, 2.15%, 8/15/2024	25,000	26,306
Toyota Motor Corp. 2.16%, 7/2/2022	15,000	15,450
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (a)	27,000	31,522
Series GMTN, 2.70%, 1/11/2023	25,000	26,262
Series GMTN, 3.45%, 9/20/2023	160,000	173,510
Series MTN, 1.15%, 5/26/2022	100,000	101,094
Series MTN, 1.35%, 8/25/2023	100,000	101,844
Series MTN, 1.80%, 2/13/2025	125,000	129,469
Series MTN, 2.00%, 10/7/2024	50,000	52,075
Series MTN, 2.15%, 2/13/2030	25,000	26,279
Series MTN, 2.65%, 4/12/2022	125,000	129,441
Series MTN, 2.90%, 3/30/2023	5,000	5,292
Series MTN, 3.00%, 4/1/2025	10,000	10,887
Series MTN, 3.38%, 4/1/2030 (a)	5,000	5,747
		2,995,335
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	42,251
BorgWarner, Inc.:
2.65%, 7/1/2027	15,000	15,420
4.38%, 3/15/2045	69,000	70,295
Lear Corp. 4.25%, 5/15/2029	50,000	51,278
Magna International, Inc. 4.15%, 10/1/2025	38,000	42,609
		221,853

See accompanying notes to financial statements.
119

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
BANKS — 19.6%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	$ 150,000	$ 157,647
Banco Santander SA:
2.71%, 6/27/2024	200,000	210,390
2.75%, 5/28/2025	200,000	206,982
3.50%, 4/11/2022	75,000	77,749
Bank of America Corp.:
6.11%, 1/29/2037	250,000	354,850
7.75%, 5/14/2038	200,000	329,328
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	132,000	138,592
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	50,000	60,449
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	150,000	158,973
Series GMTN, 3.50%, 4/19/2026	100,000	112,544
Series MTN, 2.50%, 10/21/2022	250,000	255,912
Series MTN, 4.00%, 4/1/2024	11,000	12,201
Series MTN, 4.00%, 1/22/2025	187,000	206,568
Series MTN, 4.20%, 8/26/2024	100,000	110,942
Series MTN, 4.45%, 3/3/2026	100,000	115,032
Series MTN, 5.00%, 1/21/2044	583,000	797,567
Series MTN, 5.88%, 2/7/2042	100,000	147,979
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	25,000	25,854
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	25,000	26,277
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	200,000	216,884
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	25,000	26,234
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	25,000	28,656
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	488,000	505,246
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	25,000	27,002
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	130,000	166,594
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	25,000	32,288
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	100,000	100,444
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a) (c)	55,000	58,835
Security Description	Principal Amount	Value
Series MTN, 1.85%, 5/1/2025 (a)	$ 25,000	$ 25,868
Series MTN, 1.90%, 8/27/2021	21,000	21,363
Series MTN, 2.05%, 11/1/2022	160,000	165,288
Series MTN, 2.50%, 6/28/2024	15,000	15,915
Series MTN, 2.90%, 3/26/2022	30,000	31,256
Bank of New York Mellon Corp.:
Series MTN, 1.60%, 4/24/2025 (a)	60,000	62,183
Series MTN, 1.85%, 1/27/2023	20,000	20,628
Series MTN, 2.45%, 8/17/2026	100,000	108,802
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	310,000	349,965
Bank of Nova Scotia:
1.30%, 6/11/2025	150,000	151,234
1.63%, 5/1/2023	50,000	51,164
2.00%, 11/15/2022	100,000	103,052
2.70%, 8/3/2026	25,000	27,260
3.40%, 2/11/2024	100,000	108,586
BankUnited, Inc. 5.13%, 6/11/2030	25,000	25,576
Barclays PLC:
3.65%, 3/16/2025	233,000	252,600
5.20%, 5/12/2026	200,000	223,838
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	705,000	742,182
BB&T Corp. Series MTN, 2.75%, 4/1/2022	10,000	10,363
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	66,651
BPCE SA Series MTN, 3.38%, 12/2/2026	125,000	139,001
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	40,000	40,176
3.10%, 4/2/2024	25,000	26,767
Series BKNT, 3.50%, 9/13/2023	100,000	109,165
Citibank NA Series BKNT, 3.40%, 7/23/2021	206,000	212,048
Citigroup, Inc.:
2.35%, 8/2/2021	70,000	71,342
2.75%, 4/25/2022	105,000	108,774
3.20%, 10/21/2026	410,000	449,823
3.88%, 3/26/2025	123,000	134,566
4.13%, 7/25/2028	265,000	299,643
4.45%, 9/29/2027	50,000	56,873
4.50%, 1/14/2022	362,000	382,833
4.60%, 3/9/2026	250,000	285,065
6.68%, 9/13/2043	100,000	153,209
8.13%, 7/15/2039	165,000	285,749
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	50,000	54,326
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	240,000	265,889
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	177,000	197,612

See accompanying notes to financial statements.
120

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	$ 25,000	$ 30,822
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	350,000	357,266
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	50,000	50,957
SOFR + 2.11%, 2.57%, 6/3/2031 (c) (d)	100,000	103,347
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	140,000	151,148
3.25%, 4/30/2030	130,000	139,689
Comerica, Inc. 4.00%, 2/1/2029	125,000	140,471
Cooperatieve Rabobank UA:
3.88%, 2/8/2022	262,000	276,486
4.38%, 8/4/2025	80,000	89,969
Credit Suisse AG:
2.80%, 4/8/2022	250,000	259,312
3.00%, 10/29/2021	250,000	258,300
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	138,000	182,633
Deutsche Bank AG 3.70%, 5/30/2024 (a)	100,000	103,955
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	21,406
Fifth Third Bancorp 4.30%, 1/16/2024	18,000	19,859
Fifth Third Bank NA:
Series BKNT, 3.85%, 3/15/2026	160,000	179,746
Series BKNT, 3.95%, 7/28/2025	150,000	171,588
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	25,000	26,262
First Republic Bank Series BKNT, 4.63%, 2/13/2047	35,000	41,987
FNB Corp. 2.20%, 2/24/2023	10,000	9,910
Goldman Sachs Group, Inc.:
3.00%, 4/26/2022	530,000	539,694
3.50%, 4/1/2025	235,000	257,722
3.50%, 11/16/2026	100,000	109,833
3.63%, 1/22/2023	248,000	265,350
3.63%, 2/20/2024	65,000	70,685
3.85%, 1/26/2027	205,000	230,389
4.75%, 10/21/2045	160,000	209,926
5.25%, 7/27/2021	578,000	606,657
6.45%, 5/1/2036	100,000	138,433
6.75%, 10/1/2037	190,000	273,685
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	113,000	131,028
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	300,000	362,169
HSBC Holdings PLC:
3.90%, 5/25/2026	350,000	388,706
4.00%, 3/30/2022	11,000	11,617
4.88%, 1/14/2022	406,000	431,793
Security Description	Principal Amount	Value
6.50%, 5/2/2036	$ 348,000	$ 470,402
6.80%, 6/1/2038	158,000	221,222
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	400,000	404,128
Huntington Bancshares, Inc. 2.63%, 8/6/2024	125,000	132,227
ING Groep NV:
3.15%, 3/29/2022	50,000	51,958
3.95%, 3/29/2027	230,000	264,254
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	105,085
JPMorgan Chase & Co.:
3.20%, 1/25/2023	111,000	117,961
3.20%, 6/15/2026	166,000	184,069
3.25%, 9/23/2022	175,000	184,907
3.38%, 5/1/2023	116,000	123,914
3.63%, 12/1/2027	400,000	441,360
4.50%, 1/24/2022	219,000	232,394
6.40%, 5/15/2038	267,000	412,171
7.63%, 10/15/2026	150,000	200,392
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	297,000	309,067
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	130,000	139,165
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	161,000	166,648
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	175,000	200,550
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	50,000	58,518
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	78,000	93,151
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	278,000	310,534
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	500,000	602,905
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	50,000	62,872
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	20,000	20,748
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	300,000	311,808
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	100,000	103,690
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	100,000	106,764
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	65,000	70,089
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	35,000	37,126
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	175,000	183,465
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	104,671
Series MTN, 2.55%, 10/1/2029	50,000	51,715
Series MTN, 4.15%, 10/29/2025	65,000	74,852

See accompanying notes to financial statements.
121

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Lloyds Banking Group PLC:
3.10%, 7/6/2021	$ 226,000	$ 231,080
4.38%, 3/22/2028	250,000	288,680
4.45%, 5/8/2025	100,000	112,593
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	200,000	206,276
M&T Bank Corp. 3.55%, 7/26/2023	41,000	44,497
Mitsubishi UFJ Financial Group, Inc.:
2.56%, 2/25/2030 (a)	200,000	207,962
2.76%, 9/13/2026	211,000	225,036
3.46%, 3/2/2023	25,000	26,672
3.68%, 2/22/2027	50,000	55,417
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	75,000	77,710
3.17%, 9/11/2027	300,000	320,130
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	200,000	205,268
Morgan Stanley:
4.38%, 1/22/2047	95,000	123,484
5.00%, 11/24/2025	150,000	176,283
6.38%, 7/24/2042	283,000	442,052
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	215,000	224,064
Series F, 3.88%, 4/29/2024	114,000	125,973
Series GMTN, 3.13%, 1/23/2023	75,000	79,544
Series GMTN, 3.70%, 10/23/2024	101,000	111,911
Series GMTN, 3.88%, 1/27/2026	470,000	533,441
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	50,000	59,575
Series MTN, 3.13%, 7/27/2026	500,000	551,435
Series MTN, 6.25%, 8/9/2026	73,000	93,280
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (a) (c)	15,000	15,879
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	200,000	228,608
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,565
National Australia Bank, Ltd.:
3.00%, 1/20/2023	100,000	106,004
Series GMTN, 2.50%, 5/22/2022	25,000	25,918
Northern Trust Corp.:
1.95%, 5/1/2030	40,000	41,277
2.38%, 8/2/2022	25,000	26,044
3.38%, 8/23/2021	21,000	21,715
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	276,832
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	166,000	185,490
3.30%, 3/8/2022	25,000	26,093
3.45%, 4/23/2029	15,000	17,204
3.90%, 4/29/2024	116,000	127,895
Security Description	Principal Amount	Value
Regions Financial Corp. 2.75%, 8/14/2022	$ 200,000	$ 208,366
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	20,000	20,497
Series GMTN, 2.55%, 7/16/2024	50,000	53,121
Series GMTN, 2.80%, 4/29/2022	175,000	182,142
Series GMTN, 3.70%, 10/5/2023	100,000	109,226
Series MTN, 1.15%, 6/10/2025	35,000	35,118
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	25,000	28,928
5.13%, 5/28/2024	5,000	5,456
6.00%, 12/19/2023	48,000	53,768
6.10%, 6/10/2023	108,000	119,485
6.13%, 12/15/2022	227,000	247,548
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (c)	200,000	231,772
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	50,000	52,104
3.70%, 3/28/2022	138,000	142,260
3.50%, 6/7/2024	15,000	15,765
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	282,000	295,731
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025 (e)	200,000	200,308
2.06%, 7/14/2021	95,000	96,599
2.13%, 7/8/2030	200,000	200,516
2.35%, 1/15/2025	200,000	209,046
2.63%, 7/14/2026	38,000	40,499
2.78%, 7/12/2022	80,000	83,313
3.20%, 9/17/2029	50,000	53,411
3.36%, 7/12/2027	100,000	110,037
3.45%, 1/11/2027	50,000	55,028
4.31%, 10/16/2028	25,000	29,299
SVB Financial Group 3.13%, 6/5/2030	15,000	16,155
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	50,000	54,377
Series MTN, 1.15%, 6/12/2025 (a)	200,000	202,728
Series MTN, 1.90%, 12/1/2022	100,000	103,179
Truist Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,979
Series BKNT, 2.80%, 5/17/2022	232,000	241,428
Series BNKT, 3.20%, 4/1/2024	100,000	108,720
Truist Financial Corp.:
Series MTN, 1.20%, 8/5/2025 (a)	35,000	35,511
Series MTN, 2.50%, 8/1/2024	50,000	53,196
Series MTN, 3.05%, 6/20/2022	250,000	261,787
Series MTN, 3.75%, 12/6/2023	100,000	109,515
US Bancorp:
Series DMTN, 3.00%, 7/30/2029	250,000	272,007
Series MTN, 3.60%, 9/11/2024	100,000	111,192
Series MTN, 3.95%, 11/17/2025	50,000	57,882
Series V, 2.63%, 1/24/2022	8,000	8,259

See accompanying notes to financial statements.
122

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Wells Fargo & Co.:
2.10%, 7/26/2021	$ 494,000	$ 502,027
3.00%, 10/23/2026	425,000	464,287
3.07%, 1/24/2023	300,000	310,944
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	65,000	67,212
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	85,000	88,718
Series MTN, 2.63%, 7/22/2022	200,000	208,096
Series MTN, 3.55%, 9/29/2025	103,000	114,860
Series MTN, 3.75%, 1/24/2024	100,000	109,272
Series MTN, 4.15%, 1/24/2029	200,000	234,726
Series MTN, 4.65%, 11/4/2044	256,000	315,835
Series MTN, 4.75%, 12/7/2046	125,000	160,177
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	190,000	197,742
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	250,000	266,875
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	400,000	483,392
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	150,000	208,177
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (a) (c)	80,000	82,654
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	100,000	101,524
Westpac Banking Corp.:
2.00%, 1/13/2023	5,000	5,171
2.35%, 2/19/2025	100,000	106,141
2.65%, 1/16/2030 (a)	120,000	131,401
2.85%, 5/13/2026	160,000	175,637
3.30%, 2/26/2024	25,000	27,212
3.65%, 5/15/2023	12,000	13,014
		38,253,475
BEVERAGES — 2.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026 (a)	370,000	414,814
4.90%, 2/1/2046	154,000	186,743
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	188,000	199,111
3.65%, 2/1/2026	275,000	308,212
4.63%, 2/1/2044	250,000	288,990
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (a)	25,000	28,108
3.75%, 7/15/2042	8,000	8,502
4.00%, 4/13/2028	105,000	121,182
Security Description	Principal Amount	Value
4.35%, 6/1/2040	$ 225,000	$ 257,071
4.44%, 10/6/2048	9,000	10,366
4.50%, 6/1/2050	15,000	17,822
4.60%, 4/15/2048	285,000	333,154
4.75%, 1/23/2029	65,000	78,452
8.00%, 11/15/2039	23,000	36,121
8.20%, 1/15/2039	50,000	80,042
Coca-Cola Co.:
1.55%, 9/1/2021	150,000	151,992
1.65%, 6/1/2030 (a)	335,000	341,268
2.50%, 6/1/2040	25,000	25,787
2.60%, 6/1/2050	50,000	50,460
2.75%, 6/1/2060	50,000	50,424
2.88%, 10/27/2025	196,000	217,237
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	125,000	131,315
5.25%, 11/26/2043	25,000	33,860
Constellation Brands, Inc.:
2.88%, 5/1/2030	15,000	15,912
3.20%, 2/15/2023	50,000	52,961
3.60%, 2/15/2028	25,000	27,551
4.50%, 5/9/2047	110,000	130,483
4.65%, 11/15/2028	15,000	17,714
Diageo Capital PLC:
2.13%, 4/29/2032	100,000	103,651
2.63%, 4/29/2023	169,000	178,243
Diageo Investment Corp. 2.88%, 5/11/2022	188,000	196,155
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	100,000	103,071
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050 (a)	20,000	22,630
4.06%, 5/25/2023	100,000	108,922
4.42%, 5/25/2025	50,000	57,654
7.45%, 5/1/2038	6,000	8,947
Molson Coors Brewing Co.:
3.00%, 7/15/2026	155,000	160,597
4.20%, 7/15/2046	175,000	169,958
PepsiCo, Inc.:
1.63%, 5/1/2030	10,000	10,187
1.70%, 10/6/2021	143,000	145,309
2.63%, 7/29/2029	25,000	27,664
2.88%, 10/15/2049	165,000	178,659
3.00%, 10/15/2027	100,000	112,173
3.38%, 7/29/2049	95,000	108,983
3.45%, 10/6/2046	15,000	17,395
3.50%, 3/19/2040	200,000	236,532
3.60%, 3/1/2024	8,000	8,821
4.60%, 7/17/2045	8,000	10,777
		5,581,982
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	15,661
2.20%, 2/21/2027	240,000	252,259

See accompanying notes to financial statements.
123

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.30%, 2/25/2031	$ 50,000	$ 52,026
2.45%, 2/21/2030	25,000	26,432
3.15%, 2/21/2040	50,000	53,623
3.38%, 2/21/2050	50,000	55,277
3.63%, 5/15/2022	100,000	104,823
3.63%, 5/22/2024	95,000	104,166
4.66%, 6/15/2051	102,000	135,819
Baxalta, Inc.:
4.00%, 6/23/2025	221,000	253,297
5.25%, 6/23/2045	55,000	76,824
Biogen, Inc.:
3.63%, 9/15/2022	130,000	138,103
5.20%, 9/15/2045	206,000	267,510
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (a)	50,000	51,119
2.50%, 9/1/2023	50,000	52,838
3.25%, 9/1/2022	75,000	79,267
4.00%, 9/1/2036	32,000	39,531
4.50%, 2/1/2045	114,000	148,233
5.65%, 12/1/2041	250,000	362,500
		2,269,308
BUILDING MATERIALS — 0.6%
Carrier Global Corp.:
1.92%, 2/15/2023 (b)	5,000	5,098
2.24%, 2/15/2025 (b)	15,000	15,367
2.72%, 2/15/2030 (b)	25,000	25,052
3.38%, 4/5/2040 (b)	100,000	97,354
3.58%, 4/5/2050 (b)	100,000	97,634
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	113,000	123,260
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	12,541
3.63%, 7/2/2024 (f)	8,000	8,515
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	135,000	148,836
Masco Corp. 4.38%, 4/1/2026	241,000	273,769
Owens Corning:
3.40%, 8/15/2026	137,000	143,451
3.88%, 6/1/2030	125,000	131,865
Vulcan Materials Co.:
3.50%, 6/1/2030	50,000	54,416
4.70%, 3/1/2048	25,000	28,558
		1,165,716
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	10,000	10,329
2.05%, 5/15/2030	10,000	10,490
2.70%, 5/15/2040 (a)	25,000	26,283
2.80%, 5/15/2050	20,000	21,027
3.00%, 11/3/2021	50,000	51,538
Security Description	Principal Amount	Value
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b)	$ 15,000	$ 14,485
Celanese US Holdings LLC 3.50%, 5/8/2024	70,000	74,017
Dow Chemical Co.:
3.63%, 5/15/2026	105,000	115,426
4.25%, 10/1/2034	165,000	184,166
4.80%, 11/30/2028	100,000	119,407
4.80%, 5/15/2049	10,000	11,884
5.25%, 11/15/2041	50,000	60,037
DowDuPont, Inc.:
4.73%, 11/15/2028	115,000	138,359
5.32%, 11/15/2038	50,000	63,314
5.42%, 11/15/2048	60,000	78,938
DuPont de Nemours, Inc. 2.17%, 5/1/2023	45,000	45,859
Eastman Chemical Co.:
3.60%, 8/15/2022	150,000	156,456
4.65%, 10/15/2044	114,000	131,341
Ecolab, Inc.:
3.25%, 12/1/2027	85,000	95,962
4.35%, 12/8/2021	59,000	62,384
4.80%, 3/24/2030	10,000	12,668
5.50%, 12/8/2041	3,000	4,201
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	10,000	10,311
FMC Corp.:
3.45%, 10/1/2029	15,000	16,235
4.50%, 10/1/2049	15,000	17,626
Huntsman International LLC 4.50%, 5/1/2029	63,000	66,314
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	17,311
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	23,852
5.25%, 7/15/2043	231,000	278,103
LYB International Finance III LLC:
2.88%, 5/1/2025	25,000	26,599
3.38%, 5/1/2030	25,000	26,732
4.20%, 5/1/2050	25,000	26,907
Mosaic Co.:
4.05%, 11/15/2027 (a)	100,000	105,961
4.88%, 11/15/2041	5,000	4,869
Nutrien, Ltd.:
3.38%, 3/15/2025 (a)	250,000	272,435
4.90%, 6/1/2043	25,000	29,300
5.25%, 1/15/2045	47,000	58,582
PPG Industries, Inc. 2.80%, 8/15/2029	25,000	26,545
Praxair, Inc. 2.65%, 2/5/2025	94,000	100,583
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,341
4.55%, 3/1/2029	115,000	128,972

See accompanying notes to financial statements.
124

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Sherwin-Williams Co.:
3.45%, 8/1/2025	$ 12,000	$ 13,239
3.80%, 8/15/2049	75,000	82,537
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	158,041
5.00%, 8/15/2046	75,000	79,310
		3,070,276
COMMERCIAL SERVICES — 1.0%
California Institute of Technology 3.65%, 9/1/2119	10,000	11,068
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	12,647
Duke University Series 2020, 2.83%, 10/1/2055	20,000	21,023
Equifax, Inc.:
2.60%, 12/1/2024	60,000	63,465
3.10%, 5/15/2030	15,000	15,958
3.30%, 12/15/2022	22,000	23,118
Georgetown University Series B, 4.32%, 4/1/2049	100,000	127,805
Global Payments, Inc.:
2.65%, 2/15/2025	100,000	106,196
2.90%, 5/15/2030	45,000	47,139
4.00%, 6/1/2023	50,000	54,179
IHS Markit, Ltd. 4.25%, 5/1/2029	40,000	45,943
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	10,484
Massachusetts Institute of Technology Series G, 2.29%, 7/1/2051	15,000	14,629
Moody's Corp.:
3.25%, 5/20/2050	100,000	107,883
4.88%, 12/17/2048	25,000	32,979
Northeastern University Series 2020, 2.89%, 10/1/2050 (e)	15,000	15,314
Northwestern University Series 2020, 2.64%, 12/1/2050	25,000	25,667
PayPal Holdings, Inc.:
1.65%, 6/1/2025	15,000	15,519
2.20%, 9/26/2022	160,000	165,578
2.30%, 6/1/2030	15,000	15,660
2.40%, 10/1/2024	120,000	127,511
2.85%, 10/1/2029	120,000	130,717
3.25%, 6/1/2050 (a)	15,000	16,230
President & Fellows of Harvard College 2.52%, 10/15/2050	35,000	36,544
RELX Capital, Inc.:
3.00%, 5/22/2030	15,000	16,181
3.50%, 3/16/2023	30,000	31,961
S&P Global, Inc.:
3.25%, 12/1/2049	15,000	16,503
4.40%, 2/15/2026	136,000	160,540
Security Description	Principal Amount	Value
Trustees of Boston College 3.13%, 7/1/2052	$ 20,000	$ 22,660
Trustees of Princeton University 5.70%, 3/1/2039	70,000	108,599
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	29,191
University of Chicago Series 20B, 2.76%, 4/1/2045	5,000	5,138
University of Southern California Series A, 3.23%, 10/1/2120	20,000	20,874
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	18,092
4.13%, 3/15/2029	228,000	267,380
Yale University Series 2020, 2.40%, 4/15/2050	50,000	51,783
		1,992,158
COMPUTERS — 2.6%
Amdocs, Ltd. 2.54%, 6/15/2030 (a)	25,000	24,835
Apple, Inc.:
1.70%, 9/11/2022	15,000	15,446
1.80%, 9/11/2024	25,000	26,188
2.45%, 8/4/2026	150,000	162,889
2.65%, 5/11/2050	50,000	52,459
2.70%, 5/13/2022	430,000	448,804
2.95%, 9/11/2049	15,000	16,398
3.00%, 2/9/2024	296,000	320,151
3.00%, 6/20/2027	90,000	100,796
3.20%, 5/11/2027	464,000	525,545
3.75%, 11/13/2047	368,000	450,771
3.85%, 5/4/2043	100,000	123,405
4.25%, 2/9/2047	275,000	358,218
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	50,000	53,952
5.85%, 7/15/2025 (b)	25,000	28,704
6.02%, 6/15/2026 (b)	125,000	143,006
8.10%, 7/15/2036 (b)	84,000	108,713
8.35%, 7/15/2046 (b)	150,000	199,092
DXC Technology Co. 4.75%, 4/15/2027	100,000	109,273
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	25,937
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	292,000	359,239
HP, Inc.:
2.20%, 6/17/2025	50,000	51,716
3.00%, 6/17/2027	50,000	52,555
3.40%, 6/17/2030	50,000	51,654
International Business Machines Corp.:
3.00%, 5/15/2024	500,000	540,680
3.50%, 5/15/2029	100,000	115,335
3.63%, 2/12/2024	83,000	91,357
4.25%, 5/15/2049	160,000	198,736

See accompanying notes to financial statements.
125

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.70%, 2/19/2046 (a)	$ 62,000	$ 80,968
6.22%, 8/1/2027	11,000	14,357
Leidos, Inc. 3.63%, 5/15/2025 (b)	5,000	5,446
Seagate HDD Cayman 4.13%, 1/15/2031 (b)	100,000	105,690
		4,962,315
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	22,948
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	115,000	125,318
3.70%, 8/15/2042	19,000	21,114
6.00%, 5/15/2037	11,000	15,744
Procter & Gamble Co.:
2.30%, 2/6/2022	103,000	106,221
2.70%, 2/2/2026 (a)	127,000	141,736
Unilever Capital Corp.:
3.13%, 3/22/2023	115,000	122,727
5.90%, 11/15/2032	203,000	294,127
		849,935
DISTRIBUTION & WHOLESALE — 0.0% (d)
WW Grainger, Inc.:
1.85%, 2/15/2025	25,000	26,126
4.60%, 6/15/2045	24,000	30,144
		56,270
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.13%, 7/3/2023	51,000	49,849
4.50%, 9/15/2023 (e)	150,000	150,165
4.63%, 7/1/2022	225,000	227,349
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	15,000	15,407
Air Lease Corp.:
2.63%, 7/1/2022	30,000	29,768
3.00%, 9/15/2023	43,000	42,499
3.25%, 3/1/2025 (a)	75,000	75,184
3.50%, 1/15/2022	15,000	15,110
3.75%, 2/1/2022	55,000	55,680
4.25%, 9/15/2024	243,000	246,740
Series MTN, 3.00%, 2/1/2030	25,000	23,170
Aircastle, Ltd.:
4.25%, 6/15/2026	135,000	123,268
4.40%, 9/25/2023	25,000	23,988
5.50%, 2/15/2022	16,000	16,081
Ally Financial, Inc.:
3.05%, 6/5/2023	65,000	65,863
5.80%, 5/1/2025	35,000	39,064
Security Description	Principal Amount	Value
8.00%, 11/1/2031	$ 100,000	$ 129,140
American Express Co.:
2.75%, 5/20/2022	100,000	103,880
3.40%, 2/27/2023	359,000	383,444
4.20%, 11/6/2025	70,000	81,304
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	21,699
3.00%, 4/2/2025	25,000	27,154
4.00%, 10/15/2023	127,000	139,963
BGC Partners, Inc. 5.38%, 7/24/2023	5,000	5,191
BlackRock, Inc.:
1.90%, 1/28/2031	20,000	20,471
2.40%, 4/30/2030	20,000	21,550
3.20%, 3/15/2027	52,000	58,698
3.50%, 3/18/2024	19,000	21,004
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	24,196
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	23,894
Brookfield Finance, Inc.:
4.00%, 4/1/2024	138,000	149,689
4.35%, 4/15/2030	25,000	28,360
Capital One Financial Corp.:
2.60%, 5/11/2023	15,000	15,660
3.20%, 2/5/2025	200,000	214,758
3.65%, 5/11/2027	25,000	27,501
3.90%, 1/29/2024	200,000	217,656
4.20%, 10/29/2025	100,000	111,150
4.75%, 7/15/2021	93,000	96,958
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,603
3.25%, 5/22/2029	115,000	129,351
3.55%, 2/1/2024	15,000	16,411
4.63%, 3/22/2030	100,000	124,955
CME Group, Inc.:
3.00%, 3/15/2025	90,000	99,220
5.30%, 9/15/2043	11,000	16,231
Discover Financial Services 4.50%, 1/30/2026	265,000	299,037
GE Capital Funding LLC 3.45%, 5/15/2025 (b)	200,000	209,444
GE Capital International Funding Co. 4.42%, 11/15/2035	325,000	329,127
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	8,000	8,929
3.75%, 9/21/2028	12,000	14,058
4.00%, 10/15/2023	119,000	131,759
4.25%, 9/21/2048	405,000	512,689
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	4,401
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,687
6.50%, 1/20/2043	3,000	3,440

See accompanying notes to financial statements.
126

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	$ 50,000	$ 53,573
4.85%, 1/15/2027	75,000	82,183
Lazard Group LLC 4.50%, 9/19/2028	165,000	185,869
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	50,576
5.63%, 1/15/2044	8,000	9,843
Mastercard, Inc.:
2.00%, 3/3/2025	25,000	26,453
3.95%, 2/26/2048	134,000	167,702
Nasdaq, Inc.:
3.25%, 4/28/2050	10,000	10,467
3.85%, 6/30/2026	188,000	210,910
ORIX Corp.:
2.90%, 7/18/2022	30,000	31,068
3.25%, 12/4/2024	50,000	53,907
3.70%, 7/18/2027	25,000	27,906
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	42,205
4.95%, 7/15/2046	125,000	151,319
Stifel Financial Corp. 4.25%, 7/18/2024	25,000	26,556
Synchrony Financial:
3.95%, 12/1/2027	125,000	129,752
4.25%, 8/15/2024	208,000	218,163
5.15%, 3/19/2029	50,000	56,066
Visa, Inc.:
1.90%, 4/15/2027	25,000	26,139
2.05%, 4/15/2030	15,000	15,732
2.80%, 12/14/2022	128,000	135,099
3.15%, 12/14/2025	188,000	209,718
VISA, Inc. 2.70%, 4/15/2040	10,000	10,731
Western Union Co. 4.25%, 6/9/2023	50,000	53,981
		7,027,765
ELECTRIC — 7.4%
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	21,214
3.80%, 6/15/2049	45,000	52,753
4.25%, 9/15/2048	20,000	24,644
Alabama Power Co.:
3.45%, 10/1/2049	175,000	193,436
4.15%, 8/15/2044	3,000	3,568
Series A, 4.30%, 7/15/2048	115,000	143,020
Ameren Corp.:
2.50%, 9/15/2024	75,000	79,586
3.65%, 2/15/2026	50,000	55,837
Ameren Illinois Co.:
3.25%, 3/15/2050	75,000	82,975
4.30%, 7/1/2044	16,000	19,393
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	15,000	15,641
Security Description	Principal Amount	Value
Arizona Public Service Co. 4.50%, 4/1/2042	$ 100,000	$ 121,898
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	29,247
Avangrid, Inc.:
3.20%, 4/15/2025	125,000	136,784
3.80%, 6/1/2029	25,000	28,956
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049 (a)	35,000	37,109
4.25%, 9/15/2048	69,000	85,193
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	21,161
5.95%, 5/15/2037	137,000	194,003
6.13%, 4/1/2036	174,000	250,828
Black Hills Corp.:
3.88%, 10/15/2049	25,000	26,780
4.35%, 5/1/2033	110,000	121,826
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	3,080
3.95%, 3/1/2048	15,000	18,243
4.50%, 4/1/2044	141,000	180,345
Series AC, 4.25%, 2/1/2049	15,000	19,088
Series AD, 2.90%, 7/1/2050	30,000	31,572
CenterPoint Energy, Inc. 2.50%, 9/1/2024 (a)	75,000	79,219
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	26,388
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	48,000	61,147
CMS Energy Corp. 5 year CMT + 4.12%, 4.75%, 6/1/2050 (c)	25,000	25,466
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	13,037
3.70%, 8/15/2028	24,000	27,884
4.00%, 3/1/2048	35,000	43,085
4.00%, 3/1/2049	15,000	18,514
Series 127, 3.20%, 11/15/2049	60,000	65,245
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	12,264
Series A, 3.20%, 3/15/2027	125,000	139,382
Consolidated Edison Co. of New York, Inc.:
5.70%, 6/15/2040	205,000	284,345
Series 20A, 3.35%, 4/1/2030	10,000	11,375
Series 20B, 3.95%, 4/1/2050	107,000	129,331
Consumers Energy Co.:
2.50%, 5/1/2060	40,000	38,337
3.38%, 8/15/2023	25,000	26,961
4.05%, 5/15/2048 (a)	65,000	81,922
4.35%, 4/15/2049	36,000	47,676
Dayton Power & Light Co. 3.95%, 6/15/2049	15,000	15,533
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	12,046

See accompanying notes to financial statements.
127

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	$ 11,000	$ 15,893
Dominion Energy, Inc.:
2.72%, 8/15/2021 (f)	400,000	408,364
3.07%, 8/15/2024 (f)	20,000	21,497
4.25%, 6/1/2028	100,000	115,130
4.70%, 12/1/2044	125,000	154,989
Series C, 3.38%, 4/1/2030	160,000	177,278
DTE Electric Co.:
2.25%, 3/1/2030 (a)	25,000	26,326
2.95%, 3/1/2050	50,000	51,872
3.70%, 3/15/2045	11,000	12,747
3.95%, 3/1/2049	25,000	30,608
Series A, 4.00%, 4/1/2043	3,000	3,587
Series A, 6.63%, 6/1/2036	19,000	27,865
Series C, 2.63%, 3/1/2031	15,000	16,314
DTE Energy Co. 2.85%, 10/1/2026	195,000	207,090
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	25,000	26,903
3.20%, 8/15/2049	25,000	27,956
3.95%, 11/15/2028	85,000	101,178
3.95%, 3/15/2048	116,000	143,962
6.05%, 4/15/2038	25,000	36,617
6.10%, 6/1/2037	5,000	7,091
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	141,106
3.55%, 9/15/2021	200,000	205,508
3.75%, 4/15/2024	8,000	8,764
4.20%, 6/15/2049	100,000	122,304
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	26,964
6.35%, 9/15/2037	50,000	74,158
Duke Energy Indiana LLC 2.75%, 4/1/2050	45,000	45,553
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	17,373
3.70%, 6/15/2046	10,000	11,340
4.30%, 2/1/2049	55,000	70,273
Duke Energy Progress LLC:
3.38%, 9/1/2023	115,000	124,159
3.45%, 3/15/2029	20,000	23,005
3.70%, 10/15/2046	13,000	15,166
4.20%, 8/15/2045	45,000	55,663
Edison International:
4.13%, 3/15/2028	50,000	52,493
5.75%, 6/15/2027	5,000	5,747
Emera US Finance L.P. 3.55%, 6/15/2026	85,000	95,531
Enel Chile SA 4.88%, 6/12/2028	44,000	49,317
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	39,510
Entergy Corp. 2.80%, 6/15/2030	50,000	52,869
Security Description	Principal Amount	Value
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	$ 13,000	$ 15,150
Entergy Louisiana LLC:
2.90%, 3/15/2051	5,000	5,164
3.05%, 6/1/2031	6,000	6,691
3.12%, 9/1/2027	50,000	54,822
Entergy Mississippi LLC 3.85%, 6/1/2049	35,000	41,991
Entergy Texas, Inc.:
3.55%, 9/30/2049	50,000	54,950
4.00%, 3/30/2029	25,000	29,173
4.50%, 3/30/2039	25,000	30,320
Evergy Kansas Central, Inc. 3.25%, 9/1/2049	25,000	26,779
Evergy Metro, Inc.:
Series 2019, 4.13%, 4/1/2049	125,000	153,725
Series 2020, 2.25%, 6/1/2030	25,000	26,244
Evergy, Inc. 2.90%, 9/15/2029	75,000	80,457
Eversource Energy:
3.45%, 1/15/2050	50,000	54,039
Series N, 3.80%, 12/1/2023	50,000	54,752
Exelon Corp.:
3.40%, 4/15/2026	125,000	139,204
3.50%, 6/1/2022	576,000	602,248
5.10%, 6/15/2045	49,000	63,190
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	325,000	368,033
Series C, 4.85%, 7/15/2047	25,000	31,784
Florida Power & Light Co.:
3.15%, 10/1/2049	130,000	147,360
4.13%, 2/1/2042	5,000	6,259
5.95%, 2/1/2038	125,000	190,425
Fortis, Inc. 3.06%, 10/4/2026	75,000	80,868
Georgia Power Co.:
4.30%, 3/15/2043	7,000	8,350
Series A, 2.10%, 7/30/2023	25,000	26,015
Series B, 2.65%, 9/15/2029	20,000	21,108
Indiana Michigan Power Co. 4.25%, 8/15/2048	50,000	61,239
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	54,333
4.10%, 9/26/2028	25,000	28,973
IPALCO Enterprises, Inc. 4.25%, 5/1/2030 (b)	25,000	27,196
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	41,694
3.35%, 11/15/2027	50,000	55,433
Kentucky Utilities Co.:
3.30%, 6/1/2050	50,000	53,200
5.13%, 11/1/2040	50,000	65,178
MidAmerican Energy Co.:
3.10%, 5/1/2027 (a)	2,000	2,241
3.15%, 4/15/2050	25,000	28,329
4.25%, 7/15/2049	25,000	32,430

See accompanying notes to financial statements.
128

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.80%, 9/15/2043	$ 70,000	$ 92,294
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	89,000	91,733
2.40%, 3/15/2030	20,000	21,418
4.40%, 11/1/2048	40,000	51,039
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	91,000	90,112
Series MTN, 1.75%, 1/21/2022	10,000	10,214
Nevada Power Co. Series CC, 3.70%, 5/1/2029	40,000	46,507
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	80,000	82,562
2.75%, 5/1/2025	250,000	270,965
2.75%, 11/1/2029	15,000	16,179
2.90%, 4/1/2022	100,000	104,002
3.15%, 4/1/2024 (a)	115,000	124,877
Northern States Power Co.:
2.60%, 6/1/2051	50,000	51,026
4.85%, 8/15/2040	8,000	10,184
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	28,492
4.40%, 3/1/2044	8,000	9,953
Oglethorpe Power Corp. 5.05%, 10/1/2048	15,000	17,041
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	15,000	16,419
3.85%, 8/15/2047	8,000	8,905
4.55%, 3/15/2044	11,000	12,846
5.25%, 5/15/2041	5,000	6,178
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	45,000	48,405
3.70%, 11/15/2028	60,000	70,358
3.80%, 6/1/2049	25,000	30,343
7.00%, 5/1/2032	89,000	130,769
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	25,000	25,050
2.50%, 2/1/2031	50,000	49,061
3.30%, 8/1/2040 (a)	50,000	48,938
3.50%, 8/1/2050	50,000	48,534
PacifiCorp:
6.00%, 1/15/2039	195,000	286,978
6.35%, 7/15/2038	25,000	37,158
PECO Energy Co.:
2.80%, 6/15/2050	25,000	25,822
3.00%, 9/15/2049	20,000	21,364
3.90%, 3/1/2048	15,000	18,336
4.15%, 10/1/2044	11,000	13,607
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	100,000	108,254
3.95%, 3/15/2024	119,000	129,781
PPL Electric Utilities Corp.:
3.00%, 9/15/2021	10,000	10,232
3.00%, 10/1/2049	20,000	21,212
3.95%, 6/1/2047	5,000	6,004
Security Description	Principal Amount	Value
4.13%, 6/15/2044	$ 8,000	$ 9,718
Progress Energy, Inc. 6.00%, 12/1/2039	82,000	111,168
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	29,074
4.05%, 9/15/2049	80,000	99,558
4.30%, 3/15/2044	16,000	20,304
Series 35, 1.90%, 1/15/2031	50,000	51,015
Series 36, 2.70%, 1/15/2051	25,000	25,575
Public Service Co. of New Hampshire 3.60%, 7/1/2049	125,000	143,955
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	25,000	26,833
Series MTN, 2.45%, 1/15/2030	35,000	37,510
Series MTN, 2.70%, 5/1/2050	25,000	25,720
Series MTN, 3.15%, 1/1/2050	30,000	33,252
Series MTN, 3.20%, 5/15/2029	25,000	28,271
Series MTN, 3.20%, 8/1/2049	15,000	16,692
Series MTN, 3.25%, 9/1/2023	25,000	27,017
Series MTN, 3.85%, 5/1/2049	20,000	24,668
Series MTN, 5.50%, 3/1/2040	10,000	14,152
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	120,000	128,276
Puget Energy, Inc.:
3.65%, 5/15/2025	45,000	48,080
4.10%, 6/15/2030 (b)	65,000	71,984
San Diego Gas & 1st Mortgage Series UUU, 3.32%, 4/15/2050	30,000	32,923
Sempra Energy:
3.25%, 6/15/2027	75,000	82,330
3.80%, 2/1/2038	130,000	140,483
6.00%, 10/15/2039	5,000	6,896
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	19,000	23,920
Southern California Edison Co.:
2.85%, 8/1/2029	20,000	21,192
4.00%, 4/1/2047	164,000	187,769
4.65%, 10/1/2043	72,000	88,163
6.05%, 3/15/2039	150,000	203,034
Series 13-A, 3.90%, 3/15/2043	25,000	27,718
Series A, 4.20%, 3/1/2029	25,000	28,972
Series C, 3.60%, 2/1/2045	35,000	37,744
Series C, 4.13%, 3/1/2048	103,000	119,689
Series E, 3.70%, 8/1/2025	174,000	192,263
Southern Co.:
2.35%, 7/1/2021	200,000	203,432
Series A, 3.70%, 4/30/2030	100,000	113,925
Southern Power Co.:
5.15%, 9/15/2041	25,000	28,543
5.25%, 7/15/2043	48,000	54,982
Southwestern Electric Power Co.:
6.20%, 3/15/2040	160,000	218,278
Series M, 4.10%, 9/15/2028	160,000	183,051

See accompanying notes to financial statements.
129

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Southwestern Public Service Co.:
3.70%, 8/15/2047	$ 35,000	$ 39,968
Series 6, 4.40%, 11/15/2048	55,000	69,613
Tampa Electric Co.:
2.60%, 9/15/2022	16,000	16,533
3.63%, 6/15/2050 (a)	10,000	11,551
Tucson Electric Power Co. 4.00%, 6/15/2050	10,000	11,640
Union Electric Co. 3.25%, 10/1/2049	25,000	27,145
Virginia Electric & Power Co. 3.30%, 12/1/2049 (a)	50,000	55,936
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,203
Westar Energy, Inc. 4.63%, 9/1/2043	22,000	27,181
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	20,779
4.30%, 10/15/2048	5,000	6,157
5.70%, 12/1/2036	5,000	6,888
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	17,410
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	21,901
3.67%, 12/1/2042	2,000	2,214
Xcel Energy, Inc.:
3.30%, 6/1/2025	86,000	94,343
3.40%, 6/1/2030	15,000	17,096
		14,489,593
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (d)
Emerson Electric Co.:
1.95%, 10/15/2030	25,000	25,603
2.63%, 2/15/2023	27,000	28,417
2.75%, 10/15/2050	10,000	10,040
5.25%, 11/15/2039	11,000	14,845
		78,905
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	15,000	16,293
3.05%, 9/22/2026	11,000	11,983
3.20%, 10/1/2022	100,000	104,520
Allegion PLC 3.50%, 10/1/2029	15,000	15,769
Amphenol Corp.:
2.05%, 3/1/2025	110,000	114,530
2.80%, 2/15/2030	25,000	26,707
4.35%, 6/1/2029	10,000	11,853
Arrow Electronics, Inc. 3.88%, 1/12/2028	125,000	131,066
Flex, Ltd.:
4.75%, 6/15/2025	66,000	73,354
5.00%, 2/15/2023	76,000	82,043
Fortive Corp. 3.15%, 6/15/2026	79,000	86,675
Security Description	Principal Amount	Value
Honeywell International, Inc.:
1.95%, 6/1/2030	$ 50,000	$ 52,243
2.30%, 8/15/2024 (a)	175,000	186,321
3.81%, 11/21/2047	25,000	30,537
Jabil, Inc. 3.95%, 1/12/2028 (a)	106,000	113,430
Keysight Technologies, Inc. 3.00%, 10/30/2029	25,000	27,121
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	16,068
Roper Technologies, Inc.:
2.95%, 9/15/2029	10,000	10,894
3.65%, 9/15/2023	208,000	226,260
4.20%, 9/15/2028	50,000	58,513
Trimble, Inc. 4.90%, 6/15/2028	150,000	172,101
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,933
4.88%, 1/15/2021	11,000	11,245
		1,591,459
ENGINEERING & CONSTRUCTION — 0.0% (d)
Fluor Corp. 4.25%, 9/15/2028	75,000	64,569
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	24,054
3.38%, 11/15/2027	183,000	206,096
5.25%, 11/15/2021	4,000	4,249
Waste Connections, Inc.:
3.05%, 4/1/2050	10,000	10,119
3.50%, 5/1/2029 (a)	175,000	196,651
Waste Management, Inc.:
2.90%, 9/15/2022	176,000	183,943
3.45%, 6/15/2029	10,000	10,269
4.00%, 7/15/2039	11,000	11,412
4.15%, 7/15/2049	110,000	137,617
		784,410
FOOD — 1.3%
Campbell Soup Co.:
2.38%, 4/24/2030	15,000	15,535
3.13%, 4/24/2050	15,000	15,314
3.95%, 3/15/2025	50,000	56,145
4.80%, 3/15/2048	20,000	26,223
Conagra Brands, Inc.:
4.30%, 5/1/2024	250,000	277,455
5.30%, 11/1/2038	65,000	84,958
General Mills, Inc.:
2.88%, 4/15/2030	20,000	21,780
3.20%, 2/10/2027 (a)	150,000	169,013
3.65%, 2/15/2024	10,000	10,939
Hershey Co.:
1.70%, 6/1/2030	20,000	20,426

See accompanying notes to financial statements.
130

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.05%, 11/15/2024	$ 50,000	$ 52,792
2.65%, 6/1/2050	15,000	15,216
Hormel Foods Corp. 1.80%, 6/11/2030	30,000	30,619
Ingredion, Inc. 3.20%, 10/1/2026	19,000	20,620
JM Smucker Co.:
2.38%, 3/15/2030	130,000	133,078
3.55%, 3/15/2050	25,000	26,007
Kellogg Co.:
3.25%, 4/1/2026	50,000	55,578
Series B, 7.45%, 4/1/2031	65,000	94,445
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	21,528
Kroger Co 3.95%, 1/15/2050	25,000	28,707
Kroger Co.:
2.20%, 5/1/2030 (a)	65,000	67,541
2.95%, 11/1/2021	3,000	3,086
4.50%, 1/15/2029	40,000	48,812
5.15%, 8/1/2043	50,000	63,542
5.40%, 7/15/2040	63,000	79,597
McCormick & Co., Inc.:
2.50%, 4/15/2030	20,000	21,012
3.25%, 11/15/2025	19,000	20,457
Mondelez International, Inc.:
1.50%, 5/4/2025	215,000	218,995
2.13%, 4/13/2023	10,000	10,357
2.75%, 4/13/2030	25,000	26,973
4.00%, 2/1/2024	50,000	54,845
Sysco Corp.:
2.40%, 2/15/2030 (a)	110,000	108,691
3.25%, 7/15/2027	64,000	67,709
3.30%, 2/15/2050	10,000	9,441
4.50%, 4/1/2046	79,000	85,564
5.95%, 4/1/2030	5,000	6,283
6.60%, 4/1/2040	5,000	6,765
6.60%, 4/1/2050	5,000	6,912
Tyson Foods, Inc.:
4.50%, 6/15/2022	329,000	349,701
4.55%, 6/2/2047	50,000	60,007
5.15%, 8/15/2044	26,000	32,809
		2,525,477
FOREST PRODUCTS & PAPER — 0.4%
Georgia-Pacific LLC 8.00%, 1/15/2024	300,000	372,753
International Paper Co.:
3.00%, 2/15/2027 (a)	25,000	26,941
4.40%, 8/15/2047	75,000	88,148
5.15%, 5/15/2046	50,000	62,259
7.30%, 11/15/2039	95,000	133,900
		684,001
Security Description	Principal Amount	Value
GAS — 0.6%
Atmos Energy Corp.:
3.00%, 6/15/2027	$ 22,000	$ 24,287
4.13%, 10/15/2044	50,000	61,398
4.15%, 1/15/2043	21,000	25,585
CenterPoint Energy Resources Corp. 4.00%, 4/1/2028	20,000	22,582
Dominion Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	21,150
Series B, 3.00%, 11/15/2029	70,000	74,939
National Fuel Gas Co.:
3.75%, 3/1/2023	29,000	29,626
5.50%, 1/15/2026	25,000	26,562
NiSource, Inc.:
2.95%, 9/1/2029 (a)	107,000	116,680
3.60%, 5/1/2030	25,000	28,644
3.95%, 3/30/2048	93,000	107,433
5.65%, 2/1/2045	5,000	6,827
5.95%, 6/15/2041	5,000	6,879
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	90,000	102,676
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,676
Series UU, 4.13%, 6/1/2048	120,000	150,084
Series VV, 4.30%, 1/15/2049	145,000	183,434
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,081
5.88%, 3/15/2041	100,000	132,852
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	27,628
		1,156,023
HAND & MACHINE TOOLS — 0.2%
Snap-on, Inc.:
3.10%, 5/1/2050	15,000	15,442
4.10%, 3/1/2048	43,000	50,973
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	50,000	51,951
3.40%, 3/1/2026	135,000	151,705
4.25%, 11/15/2028	15,000	17,922
4.85%, 11/15/2048	15,000	20,343
		308,336
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	25,000	25,166
1.40%, 6/30/2030 (a)	50,000	49,869
2.95%, 3/15/2025	100,000	109,951
4.90%, 11/30/2046	215,000	307,669
6.15%, 11/30/2037	5,000	7,650
Baxter International, Inc. 2.60%, 8/15/2026	125,000	136,611

See accompanying notes to financial statements.
131

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Boston Scientific Corp.:
3.38%, 5/15/2022	$ 123,000	$ 128,444
3.45%, 3/1/2024	115,000	125,074
4.55%, 3/1/2039	15,000	18,353
7.38%, 1/15/2040	3,000	4,607
Danaher Corp. 3.35%, 9/15/2025 (a)	138,000	153,475
Dentsply Sirona, Inc. 3.25%, 6/1/2030	10,000	10,506
Koninklijke Philips NV:
5.00%, 3/15/2042	48,000	62,015
6.88%, 3/11/2038	5,000	7,528
Medtronic, Inc.:
3.50%, 3/15/2025	111,000	125,140
4.63%, 3/15/2045	154,000	206,790
Stryker Corp.:
3.38%, 5/15/2024	77,000	83,798
4.10%, 4/1/2043	8,000	9,454
4.63%, 3/15/2046	154,000	198,682
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	100,000	108,044
3.65%, 12/15/2025	188,000	211,158
4.15%, 2/1/2024	78,000	86,453
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,539
3.55%, 4/1/2025	123,000	133,834
		2,329,810
HEALTH CARE SERVICES — 2.6%
Adventist Health System 3.63%, 3/1/2049	15,000	14,939
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	27,746
Aetna, Inc.:
2.80%, 6/15/2023	88,000	92,608
6.63%, 6/15/2036	149,000	209,904
Anthem, Inc.:
2.25%, 5/15/2030	215,000	220,986
2.38%, 1/15/2025	120,000	127,189
3.13%, 5/15/2022	11,000	11,517
3.13%, 5/15/2050	30,000	31,193
3.30%, 1/15/2023	390,000	415,245
Ascension Health:
Series B, 2.53%, 11/15/2029	15,000	16,093
Series B, 3.11%, 11/15/2039	20,000	21,533
Banner Health Series 2020, 3.18%, 1/1/2050	25,000	26,322
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	62,737
Children's Hospital Corp. 2.59%, 2/1/2050	15,000	15,110
Cigna Holding Co. 5.38%, 2/15/2042	25,000	30,675
CommonSpirit Health:
3.35%, 10/1/2029	5,000	5,143
Security Description	Principal Amount	Value
3.82%, 10/1/2049	$ 110,000	$ 117,311
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	12,393
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	22,110
HCA, Inc.:
4.13%, 6/15/2029	93,000	102,612
4.50%, 2/15/2027	30,000	33,407
4.75%, 5/1/2023	110,000	119,085
5.00%, 3/15/2024	20,000	22,216
5.25%, 4/15/2025	15,000	17,188
5.25%, 6/15/2026	215,000	248,063
5.25%, 6/15/2049 (a)	145,000	173,745
5.50%, 6/15/2047	15,000	18,312
Humana, Inc.:
4.80%, 3/15/2047	81,000	104,458
4.95%, 10/1/2044	72,000	93,617
8.15%, 6/15/2038	5,000	7,316
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	50,000	62,797
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	25,000	29,998
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	175,000	196,418
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	26,313
2.95%, 12/1/2029	125,000	132,559
3.60%, 2/1/2025 (a)	95,000	104,771
Memorial Sloan-Kettering Cancer Center Series 2020, 2.96%, 1/1/2050	50,000	53,816
Montefiore Obligated Group 4.29%, 9/1/2050	25,000	24,738
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	20,000	21,486
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	15,000	16,136
Northwell Healthcare, Inc. 3.81%, 11/1/2049	125,000	129,806
NYU Langone Hospitals 4.78%, 7/1/2044	30,000	34,524
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	15,000	16,029
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060 (a)	15,000	15,919
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	20,884
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	20,000	21,018
2.95%, 6/30/2030	10,000	10,610
3.45%, 6/1/2026	128,000	143,594
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	26,458

See accompanying notes to financial statements.
132

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	$ 10,000	$ 11,310
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,368
Toledo Hospital 6.02%, 11/15/2048	15,000	16,485
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	20,000	20,347
2.00%, 5/15/2030	25,000	26,169
2.38%, 8/15/2024	70,000	74,511
2.75%, 2/15/2023	40,000	42,156
2.88%, 12/15/2021	37,000	38,290
2.88%, 8/15/2029	40,000	44,699
2.90%, 5/15/2050	25,000	26,364
3.50%, 6/15/2023	25,000	27,123
3.50%, 8/15/2039	30,000	34,882
3.70%, 8/15/2049 (a)	15,000	17,825
3.75%, 7/15/2025	105,000	119,777
3.85%, 6/15/2028	200,000	236,818
4.25%, 3/15/2043	19,000	23,654
4.25%, 6/15/2048	290,000	371,905
4.63%, 7/15/2035	216,000	281,301
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	50,000	62,492
		4,990,123
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	50,883
Whirlpool Corp.:
4.60%, 5/15/2050	50,000	56,911
4.75%, 2/26/2029	15,000	17,696
		125,490
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	29,932
Clorox Co.:
1.80%, 5/15/2030	5,000	5,059
3.10%, 10/1/2027	19,000	21,197
3.50%, 12/15/2024	58,000	64,635
3.80%, 11/15/2021	11,000	11,479
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	59,749
3.20%, 4/25/2029	137,000	155,648
3.70%, 6/1/2043	3,000	3,447
		351,146
INSURANCE — 3.0%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	41,844
3.25%, 3/17/2025	136,000	150,934
3.60%, 4/1/2030	15,000	17,455
3.63%, 11/15/2024	16,000	18,103
6.45%, 8/15/2040	4,000	5,596
Security Description	Principal Amount	Value
Allstate Corp.:
3.15%, 6/15/2023	$ 8,000	$ 8,611
3.28%, 12/15/2026 (a)	38,000	43,296
4.20%, 12/15/2046	38,000	47,181
4.50%, 6/15/2043	166,000	211,826
American Financial Group, Inc. 5.25%, 4/2/2030	25,000	29,596
American International Group, Inc.:
2.50%, 6/30/2025	50,000	52,938
3.88%, 1/15/2035	50,000	56,160
4.38%, 6/30/2050	35,000	40,448
6.25%, 5/1/2036	300,000	403,026
Aon Corp. 2.20%, 11/15/2022	20,000	20,768
Aon PLC:
3.50%, 6/14/2024	19,000	20,629
3.88%, 12/15/2025	138,000	156,895
4.60%, 6/14/2044	57,000	69,757
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	64,692
Assurant, Inc. 4.00%, 3/15/2023	50,000	52,963
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	35,000	39,070
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	102,874
AXA SA 8.60%, 12/15/2030	100,000	144,680
AXIS Specialty Finance LLC 3.90%, 7/15/2029	15,000	16,082
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	150,000	189,852
4.25%, 1/15/2049	25,000	32,031
4.30%, 5/15/2043	166,000	215,199
4.40%, 5/15/2042	95,000	124,293
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	86,000	96,197
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	200,000	203,818
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	5,280
3.35%, 5/15/2024 (a)	3,000	3,301
3.35%, 5/3/2026	10,000	11,359
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	85,690
5.75%, 8/15/2021	5,000	5,276
Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	34,172
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030 (b)	25,000	26,928
Fidelity National Financial, Inc. 3.40%, 6/15/2030	50,000	52,507
First American Financial Corp. 4.00%, 5/15/2030	20,000	21,804
Globe Life, Inc. 4.55%, 9/15/2028	25,000	28,858

See accompanying notes to financial statements.
133

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	$ 15,000	$ 15,964
4.30%, 4/15/2043	15,000	17,286
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	17,368
3.80%, 3/1/2028	50,000	55,426
4.00%, 9/1/2023	3,000	3,258
4.20%, 3/15/2022	41,000	43,240
4.38%, 6/15/2050	15,000	17,101
Loews Corp.:
3.75%, 4/1/2026	155,000	174,336
6.00%, 2/1/2035	5,000	6,822
Manulife Financial Corp.:
2.48%, 5/19/2027	35,000	36,710
4.15%, 3/4/2026	48,000	56,612
Markel Corp.:
4.15%, 9/17/2050	25,000	27,748
5.00%, 5/20/2049	10,000	12,382
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	20,000	20,801
2.75%, 1/30/2022	55,000	56,757
3.50%, 3/10/2025	200,000	221,426
3.75%, 3/14/2026	25,000	28,348
4.38%, 3/15/2029	75,000	90,238
4.80%, 7/15/2021	123,000	127,224
4.90%, 3/15/2049	15,000	20,387
MetLife, Inc.:
3.60%, 4/10/2024 (a)	4,000	4,433
4.05%, 3/1/2045	52,000	61,287
4.13%, 8/13/2042	125,000	146,615
5.70%, 6/15/2035	3,000	4,331
Series D, 4.37%, 9/15/2023	201,000	224,459
Principal Financial Group, Inc.:
2.13%, 6/15/2030	100,000	101,006
3.70%, 5/15/2029	25,000	28,556
Progressive Corp.:
2.45%, 1/15/2027 (a)	88,000	93,962
3.75%, 8/23/2021	11,000	11,359
4.35%, 4/25/2044	19,000	24,133
Prudential Financial, Inc.:
3.94%, 12/7/2049	185,000	210,476
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (c)	174,000	178,096
Series MTN, 4.42%, 3/27/2048	45,000	53,328
Series MTN, 4.60%, 5/15/2044	16,000	19,311
Series MTN, 5.70%, 12/14/2036	65,000	88,624
Prudential PLC 3.13%, 4/14/2030	25,000	26,841
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	20,000	20,814
3.90%, 5/15/2029	15,000	16,277
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (a)	15,000	16,443
Security Description	Principal Amount	Value
Travelers Cos., Inc.:
2.55%, 4/27/2050	$ 20,000	$ 19,730
4.10%, 3/4/2049	65,000	81,709
4.60%, 8/1/2043	50,000	65,272
5.35%, 11/1/2040	5,000	7,023
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	26,352
Unum Group:
4.00%, 3/15/2024	3,000	3,186
4.00%, 6/15/2029 (a)	50,000	51,638
Willis North America, Inc. 2.95%, 9/15/2029	145,000	153,809
WR Berkley Corp. 4.00%, 5/12/2050 (a)	5,000	5,465
XLIT, Ltd. 5.50%, 3/31/2045	56,000	74,617
		5,820,575
INTERNET — 1.4%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	112,000	123,920
3.60%, 11/28/2024	190,000	206,665
4.50%, 11/28/2034	19,000	23,315
Alphabet, Inc. 3.38%, 2/25/2024	38,000	41,776
Amazon.com, Inc.:
0.40%, 6/3/2023	15,000	15,017
0.80%, 6/3/2025	35,000	35,290
1.50%, 6/3/2030	85,000	86,298
2.50%, 11/29/2022	79,000	82,670
2.50%, 6/3/2050	20,000	20,456
2.70%, 6/3/2060	10,000	10,307
3.15%, 8/22/2027	10,000	11,421
4.05%, 8/22/2047	644,000	837,509
4.95%, 12/5/2044	192,000	271,550
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,602
3.08%, 4/7/2025	200,000	210,020
4.13%, 6/30/2025	25,000	27,498
Booking Holdings, Inc.:
3.55%, 3/15/2028	138,000	151,041
4.10%, 4/13/2025	25,000	28,065
4.50%, 4/13/2027	15,000	17,232
4.63%, 4/13/2030	25,000	29,441
E*TRADE Financial Corp. 2.95%, 8/24/2022	26,000	27,053
eBay, Inc.:
2.60%, 7/15/2022	104,000	107,379
2.70%, 3/11/2030	20,000	21,161
2.75%, 1/30/2023	70,000	73,273
3.45%, 8/1/2024	23,000	25,042
4.00%, 7/15/2042	19,000	20,668
Expedia Group, Inc.:
3.80%, 2/15/2028	138,000	132,216
4.50%, 8/15/2024	53,000	54,945

See accompanying notes to financial statements.
134

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	$ 13,000	$ 14,278
3.75%, 4/1/2024 (a)	25,000	27,583
		2,758,691
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.63%, 1/19/2022	76,000	77,326
4.20%, 6/10/2024	25,000	25,570
FS KKR Capital Corp. 4.63%, 7/15/2024	150,000	149,500
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	125,000	128,754
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	10,000	9,769
Owl Rock Capital Corp.:
3.75%, 7/22/2025	25,000	24,328
5.25%, 4/15/2024	10,000	10,357
		425,604
IRON/STEEL — 0.2%
Nucor Corp.:
5.20%, 8/1/2043	76,000	97,231
6.40%, 12/1/2037	37,000	51,278
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	12,457
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,217
3.45%, 4/15/2030	100,000	104,805
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	58,820
6.88%, 11/21/2036	51,000	66,617
6.88%, 11/10/2039	5,000	6,525
		402,950
LODGING — 0.2%
Choice Hotels International, Inc. 3.70%, 12/1/2029	25,000	24,983
Hyatt Hotels Corp.:
4.38%, 9/15/2028	95,000	96,413
5.38%, 4/23/2025	15,000	15,837
Las Vegas Sands Corp.:
2.90%, 6/25/2025	30,000	29,119
3.20%, 8/8/2024	110,000	109,289
3.50%, 8/18/2026	5,000	4,986
3.90%, 8/8/2029	10,000	9,864
Marriott International, Inc.:
3.75%, 3/15/2025	3,000	3,008
4.63%, 6/15/2030	50,000	51,903
Series R, 3.13%, 6/15/2026	109,000	106,455
Series X, 4.00%, 4/15/2028	8,000	7,929
		459,786
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$ 8,000	$ 8,324
4.38%, 5/8/2042	143,000	180,254
Caterpillar Financial Services Corp.:
2.40%, 8/9/2026 (a)	65,000	69,800
Series MTN, 0.95%, 5/13/2022	25,000	25,255
Series MTN, 1.95%, 11/18/2022	25,000	25,876
Series MTN, 2.15%, 11/8/2024	25,000	26,470
Series MTN, 2.85%, 5/17/2024	50,000	53,906
Series MTN, 3.15%, 9/7/2021	75,000	77,402
Caterpillar, Inc.:
3.25%, 9/19/2049	120,000	133,471
3.40%, 5/15/2024	88,000	96,521
3.80%, 8/15/2042	55,000	65,153
Oshkosh Corp. 4.60%, 5/15/2028	35,000	39,195
		801,627
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
1.95%, 7/2/2023 (e)	15,000	15,133
4.38%, 4/5/2022	25,000	26,224
CNH Industrial NV Series MTN, 3.85%, 11/15/2027 (a)	25,000	26,211
Deere & Co. 5.38%, 10/16/2029	5,000	6,446
Dover Corp.:
3.15%, 11/15/2025	35,000	37,842
5.38%, 3/1/2041	8,000	10,139
IDEX Corp. 3.00%, 5/1/2030	10,000	10,449
John Deere Capital Corp.:
3.65%, 10/12/2023	50,000	54,921
Series MTN, 0.55%, 7/5/2022	50,000	50,158
Series MTN, 1.75%, 3/9/2027	15,000	15,600
Series MTN, 1.95%, 6/13/2022	20,000	20,562
Series MTN, 2.45%, 1/9/2030 (a)	20,000	21,689
Series MTN, 2.60%, 3/7/2024	40,000	42,620
Series MTN, 2.65%, 6/24/2024	122,000	131,030
Series MTN, 2.65%, 6/10/2026	25,000	27,565
Series MTN, 2.95%, 4/1/2022	10,000	10,430
Series MTN, 3.13%, 9/10/2021	350,000	361,071
Series MTN, 3.45%, 1/10/2024	15,000	16,407
Series MTN, 3.45%, 3/13/2025	75,000	84,141
Otis Worldwide Corp.:
2.06%, 4/5/2025 (a) (b)	110,000	115,337
2.29%, 4/5/2027 (b)	10,000	10,452
2.57%, 2/15/2030 (b)	10,000	10,502
3.11%, 2/15/2040 (b)	25,000	25,677
3.36%, 2/15/2050 (a) (b)	15,000	15,805
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	17,016

See accompanying notes to financial statements.
135

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.20%, 3/1/2049	$ 10,000	$ 12,552
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	125,000	139,284
Xylem, Inc.:
2.25%, 1/30/2031	45,000	45,352
3.25%, 11/1/2026	3,000	3,271
4.88%, 10/1/2021	27,000	28,387
		1,392,273
MEDIA — 3.8%
CBS Corp.:
2.90%, 1/15/2027	13,000	13,599
4.00%, 1/15/2026	195,000	217,326
4.20%, 6/1/2029	15,000	16,905
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	10,000	10,153
3.70%, 4/1/2051	20,000	19,671
4.80%, 3/1/2050	85,000	95,988
4.91%, 7/23/2025	250,000	286,447
5.05%, 3/30/2029	15,000	17,712
5.13%, 7/1/2049	50,000	57,972
5.38%, 5/1/2047	318,000	377,539
6.83%, 10/23/2055	155,000	212,083
Comcast Corp.:
1.95%, 1/15/2031	35,000	35,665
2.80%, 1/15/2051	55,000	56,249
3.15%, 3/1/2026	140,000	155,651
3.20%, 7/15/2036 (a)	310,000	343,561
3.55%, 5/1/2028	12,000	13,747
3.70%, 4/15/2024	196,000	217,066
3.75%, 4/1/2040	240,000	280,625
4.15%, 10/15/2028	145,000	173,726
4.20%, 8/15/2034	125,000	154,361
4.25%, 1/15/2033	350,000	430,755
4.65%, 7/15/2042	11,000	14,232
4.70%, 10/15/2048	5,000	6,689
4.75%, 3/1/2044	470,000	617,885
Discovery Communications LLC:
3.63%, 5/15/2030	30,000	32,787
4.65%, 5/15/2050	50,000	56,762
4.88%, 4/1/2043	120,000	136,946
4.90%, 3/11/2026	13,000	14,960
4.95%, 5/15/2042	100,000	113,722
6.35%, 6/1/2040	25,000	33,606
Fox Corp.:
3.05%, 4/7/2025	15,000	16,219
4.03%, 1/25/2024	25,000	27,661
4.71%, 1/25/2029	155,000	186,161
5.48%, 1/25/2039	60,000	80,189
5.58%, 1/25/2049	15,000	20,819
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	20,966
Security Description	Principal Amount	Value
8.50%, 3/11/2032	$ 3,000	$ 4,357
NBCUniversal Media LLC 4.45%, 1/15/2043	266,000	334,567
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	48,218
Time Warner Cable LLC:
4.50%, 9/15/2042	108,000	115,213
6.55%, 5/1/2037	161,000	210,675
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	191,000	195,750
3.00%, 2/13/2026	100,000	110,798
Series GMTN, 4.13%, 6/1/2044 (a)	11,000	13,265
Viacom, Inc.:
4.20%, 5/19/2032	25,000	27,895
4.95%, 1/15/2031 (a)	125,000	146,849
4.95%, 5/19/2050	25,000	27,799
5.85%, 9/1/2043	51,000	60,062
7.88%, 7/30/2030	5,000	7,109
Walt Disney Co.:
1.75%, 8/30/2024 (a)	25,000	25,887
1.75%, 1/13/2026	35,000	35,995
2.00%, 9/1/2029	467,000	476,840
2.65%, 1/13/2031	60,000	63,781
3.00%, 9/15/2022	225,000	237,469
3.50%, 5/13/2040	500,000	547,365
3.60%, 1/13/2051	25,000	27,748
3.80%, 5/13/2060	30,000	34,687
4.75%, 11/15/2046	50,000	63,258
Series E, 4.13%, 12/1/2041	11,000	13,076
		7,395,068
METAL FABRICATE & HARDWARE — 0.0% (d)
Timken Co. 4.50%, 12/15/2028	20,000	21,562
MINING — 0.5%
Barrick Gold Corp. 5.25%, 4/1/2042	125,000	162,291
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	59,269
BHP Billiton Finance USA, Ltd.:
3.25%, 11/21/2021	50,000	51,754
5.00%, 9/30/2043	72,000	99,088
Kinross Gold Corp. 4.50%, 7/15/2027 (a)	5,000	5,461
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,266
5.88%, 4/1/2035	5,000	6,970
6.25%, 10/1/2039	3,000	4,257
Newmont Mining Corp. 4.88%, 3/15/2042	111,000	141,705
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	66,685

See accompanying notes to financial statements.
136

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	$ 188,000	$ 212,908
Southern Copper Corp.:
5.88%, 4/23/2045 (a)	10,000	12,776
6.75%, 4/16/2040	19,000	25,786
Teck Resources, Ltd.:
3.90%, 7/15/2030 (b)	10,000	10,028
6.13%, 10/1/2035	80,000	90,922
		957,166
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
1.75%, 2/14/2023 (a)	25,000	25,810
2.00%, 2/14/2025	25,000	26,296
2.38%, 8/26/2029	100,000	107,636
3.05%, 4/15/2030	65,000	73,480
3.25%, 8/26/2049	15,000	16,525
Series MTN, 3.25%, 2/14/2024	28,000	30,512
Series MTN, 3.38%, 3/1/2029	25,000	28,801
Series MTN, 3.63%, 9/14/2028	19,000	22,074
Series MTN, 3.88%, 6/15/2044	8,000	9,659
Series MTN, 4.00%, 9/14/2048	69,000	85,799
Series MTN, 5.70%, 3/15/2037	50,000	69,376
Carlisle Cos., Inc. 3.75%, 11/15/2022	30,000	31,068
Eaton Corp. 2.75%, 11/2/2022	177,000	186,870
General Electric Co.:
3.45%, 5/1/2027	20,000	20,459
3.63%, 5/1/2030	25,000	25,008
4.25%, 5/1/2040	30,000	29,432
4.35%, 5/1/2050 (a)	85,000	83,847
Series GMTN, 6.15%, 8/7/2037	88,000	101,627
Series GMTN, 6.88%, 1/10/2039	220,000	268,246
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,794
3.90%, 9/1/2042	19,000	23,180
4.88%, 9/15/2041	30,000	40,377
Parker-Hannifin Corp.:
4.00%, 6/14/2049 (a)	76,000	87,212
4.10%, 3/1/2047	37,000	42,338
Series MTN, 3.30%, 11/21/2024	98,000	106,530
Series MTN, 4.20%, 11/21/2034	68,000	81,028
Series MTN, 6.25%, 5/15/2038	5,000	6,729
Textron, Inc.:
3.00%, 6/1/2030	25,000	24,938
3.90%, 9/17/2029	25,000	26,429
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	107,000	117,496
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	15,000	17,690
		1,837,266
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.1%
Steelcase, Inc. 5.13%, 1/18/2029	$ 89,000	$ 94,536
OIL & GAS — 3.9%
BP Capital Markets America, Inc.:
2.52%, 9/19/2022	151,000	156,637
2.94%, 4/6/2023	15,000	15,870
3.00%, 2/24/2050	15,000	14,699
3.02%, 1/16/2027	150,000	162,576
3.19%, 4/6/2025	50,000	54,503
3.22%, 4/14/2024	46,000	49,450
3.25%, 5/6/2022	300,000	314,373
3.41%, 2/11/2026	15,000	16,594
3.63%, 4/6/2030	50,000	56,715
3.79%, 2/6/2024	37,000	40,453
3.94%, 9/21/2028	75,000	85,867
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	50,000	50,089
2.95%, 7/15/2030	50,000	49,965
3.85%, 6/1/2027	100,000	106,926
3.90%, 2/1/2025	16,000	17,173
6.25%, 3/15/2038	50,000	59,297
6.50%, 2/15/2037	11,000	13,103
Chevron Corp.:
1.55%, 5/11/2025	15,000	15,427
2.24%, 5/11/2030	15,000	15,762
2.41%, 3/3/2022	75,000	77,189
2.90%, 3/3/2024	13,000	13,981
2.95%, 5/16/2026 (a)	70,000	77,602
2.98%, 5/11/2040	5,000	5,360
3.19%, 6/24/2023 (a)	151,000	161,904
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	25,362
4.38%, 6/1/2024	100,000	105,586
Concho Resources, Inc.:
3.75%, 10/1/2027	143,000	152,675
4.88%, 10/1/2047	55,000	61,808
ConocoPhillips:
5.90%, 10/15/2032	80,000	108,977
6.50%, 2/1/2039	146,000	211,779
ConocoPhillips Co. 4.95%, 3/15/2026	113,000	135,208
Devon Energy Corp.:
4.75%, 5/15/2042	48,000	42,275
5.00%, 6/15/2045	60,000	53,608
Diamondback Energy, Inc.:
2.88%, 12/1/2024	15,000	15,006
3.25%, 12/1/2026	60,000	60,202
3.50%, 12/1/2029	25,000	24,195
EOG Resources, Inc.:
4.38%, 4/15/2030 (a)	115,000	137,090
4.95%, 4/15/2050	120,000	153,150
Exxon Mobil Corp.:
1.57%, 4/15/2023	25,000	25,654
1.90%, 8/16/2022	10,000	10,290

See accompanying notes to financial statements.
137

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.02%, 8/16/2024	$ 125,000	$ 130,477
2.44%, 8/16/2029 (a)	25,000	26,551
2.61%, 10/15/2030	25,000	26,787
2.71%, 3/6/2025	15,000	16,096
2.73%, 3/1/2023	200,000	210,432
2.99%, 3/19/2025	400,000	434,520
3.00%, 8/16/2039	15,000	15,771
3.10%, 8/16/2049	25,000	25,752
3.45%, 4/15/2051	15,000	16,602
3.48%, 3/19/2030	50,000	57,061
3.57%, 3/6/2045 (a)	25,000	27,900
4.11%, 3/1/2046	100,000	120,225
4.23%, 3/19/2040	20,000	24,178
4.33%, 3/19/2050	100,000	125,132
Hess Corp.:
4.30%, 4/1/2027 (a)	38,000	39,350
5.60%, 2/15/2041	61,000	63,998
7.13%, 3/15/2033	78,000	91,001
7.88%, 10/1/2029	15,000	18,005
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	55,045
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	24,975
Marathon Oil Corp.:
2.80%, 11/1/2022	89,000	89,821
3.85%, 6/1/2025	20,000	20,255
Marathon Petroleum Corp.:
4.70%, 5/1/2025	25,000	27,987
4.75%, 9/15/2044	25,000	26,398
6.50%, 3/1/2041	268,000	331,977
Newfield Exploration Co. 5.63%, 7/1/2024	50,000	47,998
Noble Energy, Inc.:
3.25%, 10/15/2029	50,000	45,506
3.85%, 1/15/2028	50,000	48,213
4.20%, 10/15/2049	50,000	41,903
Ovintiv, Inc. 6.50%, 2/1/2038	40,000	33,878
Phillips 66:
3.85%, 4/9/2025	25,000	27,740
4.30%, 4/1/2022	100,000	106,102
4.65%, 11/15/2034	100,000	119,226
4.88%, 11/15/2044	22,000	27,220
Pioneer Natural Resources Co. 4.45%, 1/15/2026 (a)	25,000	28,924
Shell International Finance B.V.:
2.00%, 11/7/2024	25,000	26,177
2.38%, 8/21/2022	329,000	342,973
2.38%, 11/7/2029	50,000	52,531
2.88%, 5/10/2026	100,000	109,832
3.13%, 11/7/2049	25,000	26,202
3.25%, 5/11/2025	18,000	19,933
4.00%, 5/10/2046	488,000	573,634
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	27,114
4.00%, 11/15/2047	140,000	144,158
Security Description	Principal Amount	Value
7.15%, 2/1/2032	$ 50,000	$ 63,066
Total Capital International SA:
2.43%, 1/10/2025	25,000	26,541
2.88%, 2/17/2022	13,000	13,479
2.99%, 6/29/2041	100,000	102,542
3.13%, 5/29/2050	50,000	51,232
3.39%, 6/29/2060	100,000	102,843
3.46%, 2/19/2029	100,000	113,124
Total Capital SA:
3.88%, 10/11/2028	39,000	45,205
4.25%, 12/15/2021	50,000	52,788
Valero Energy Corp.:
2.70%, 4/15/2023	15,000	15,567
2.85%, 4/15/2025	15,000	15,848
4.00%, 4/1/2029	35,000	39,031
4.35%, 6/1/2028	20,000	22,618
4.90%, 3/15/2045 (a)	16,000	18,835
6.63%, 6/15/2037	25,000	32,707
		7,565,366
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	15,689
4.08%, 12/15/2047	127,000	132,229
4.49%, 5/1/2030	20,000	23,068
Halliburton Co.:
2.92%, 3/1/2030	25,000	23,697
3.80%, 11/15/2025	4,000	4,314
4.50%, 11/15/2041	5,000	4,794
5.00%, 11/15/2045	100,000	103,174
6.70%, 9/15/2038	150,000	177,714
National Oilwell Varco, Inc. 3.95%, 12/1/2042	55,000	45,651
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	62,275
		592,605
PACKAGING & CONTAINERS — 0.3%
Bemis Co., Inc. 2.63%, 6/19/2030 (a)	25,000	25,711
Packaging Corp. of America:
3.40%, 12/15/2027	188,000	206,888
4.05%, 12/15/2049 (a)	5,000	5,896
4.50%, 11/1/2023	86,000	94,940
Sonoco Products Co. 3.13%, 5/1/2030	25,000	26,178
WestRock MWV LLC 8.20%, 1/15/2030	33,000	46,163
WestRock RKT LLC 4.90%, 3/1/2022	16,000	16,981
WRKCo, Inc.:
3.00%, 6/15/2033	100,000	104,562
3.90%, 6/1/2028	25,000	27,642
		554,961

See accompanying notes to financial statements.
138

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
PHARMACEUTICALS — 6.7%
AbbVie, Inc.:
2.30%, 11/21/2022 (b)	$ 125,000	$ 129,312
2.60%, 11/21/2024 (b)	125,000	132,630
2.90%, 11/6/2022	174,000	182,460
2.95%, 11/21/2026 (b)	100,000	108,707
3.20%, 11/21/2029 (b)	70,000	76,838
3.38%, 11/14/2021	160,000	165,766
4.05%, 11/21/2039 (b)	95,000	111,071
4.25%, 11/14/2028	210,000	247,735
4.25%, 11/21/2049 (b)	275,000	332,868
4.40%, 11/6/2042	398,000	479,359
4.55%, 3/15/2035 (b)	200,000	242,424
4.85%, 6/15/2044 (b)	38,000	47,242
4.88%, 11/14/2048	60,000	78,270
AmerisourceBergen Corp. 3.25%, 3/1/2025	48,000	52,461
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	25,862
3.13%, 6/12/2027	175,000	194,010
4.00%, 9/18/2042	3,000	3,670
4.38%, 11/16/2045	125,000	162,179
Becton Dickinson & Co.:
3.70%, 6/6/2027	181,000	202,065
3.73%, 12/15/2024	8,000	8,831
3.79%, 5/20/2050	20,000	22,214
4.69%, 12/15/2044	51,000	62,729
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (b)	315,000	327,143
2.90%, 7/26/2024 (b)	165,000	178,190
3.25%, 11/1/2023	19,000	20,579
3.40%, 7/26/2029 (b)	175,000	202,064
3.55%, 8/15/2022 (b)	50,000	53,130
3.63%, 5/15/2024 (b)	182,000	200,280
3.88%, 8/15/2025 (b)	56,000	63,745
4.13%, 6/15/2039 (b)	55,000	69,912
4.25%, 10/26/2049 (b)	194,000	255,756
4.63%, 5/15/2044 (b)	38,000	50,133
Cardinal Health, Inc.:
3.08%, 6/15/2024	127,000	135,592
4.50%, 11/15/2044	108,000	116,841
Cigna Corp.:
2.40%, 3/15/2030	15,000	15,569
3.00%, 7/15/2023 (b)	200,000	211,334
3.05%, 10/15/2027 (b)	300,000	325,464
3.20%, 3/15/2040	10,000	10,632
3.40%, 3/15/2050 (a)	10,000	10,787
3.75%, 7/15/2023	68,000	73,815
3.88%, 10/15/2047 (b)	75,000	84,759
4.38%, 10/15/2028	110,000	130,266
4.90%, 12/15/2048	5,000	6,591
6.13%, 11/15/2041 (b)	85,000	120,624
CVS Health Corp.:
2.63%, 8/15/2024	15,000	15,951
2.75%, 12/1/2022	229,000	238,806
Security Description	Principal Amount	Value
3.38%, 8/12/2024	$ 11,000	$ 11,973
3.70%, 3/9/2023	150,000	161,005
3.75%, 4/1/2030 (a)	25,000	28,683
4.13%, 4/1/2040 (a)	10,000	11,803
4.25%, 4/1/2050	15,000	18,059
4.30%, 3/25/2028	304,000	354,780
4.75%, 12/1/2022	150,000	162,513
4.78%, 3/25/2038	400,000	494,916
5.05%, 3/25/2048	205,000	267,976
Eli Lilly & Co.:
2.25%, 5/15/2050	25,000	23,932
3.38%, 3/15/2029	10,000	11,543
3.95%, 3/15/2049	190,000	242,392
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	52,142
3.38%, 6/1/2029	40,000	45,978
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	155,821
3.88%, 5/15/2028	232,000	273,498
5.38%, 4/15/2034	5,000	6,924
Johnson & Johnson:
2.90%, 1/15/2028	25,000	28,101
2.95%, 3/3/2027	100,000	111,490
3.70%, 3/1/2046	185,000	230,712
3.75%, 3/3/2047	45,000	56,732
5.85%, 7/15/2038	174,000	264,233
McKesson Corp.:
3.80%, 3/15/2024	26,000	28,579
4.75%, 5/30/2029	122,000	147,138
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	16,491
5.90%, 11/1/2039	150,000	210,172
Merck & Co., Inc.:
1.45%, 6/24/2030	25,000	25,052
2.75%, 2/10/2025	113,000	122,672
2.80%, 5/18/2023	84,000	89,478
2.90%, 3/7/2024	10,000	10,787
3.40%, 3/7/2029	50,000	57,826
3.60%, 9/15/2042	80,000	95,616
3.70%, 2/10/2045	218,000	263,660
4.00%, 3/7/2049	15,000	19,379
Mylan, Inc. 4.55%, 4/15/2028	210,000	242,842
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	26,134
2.20%, 8/14/2030	125,000	132,130
2.40%, 9/21/2022	300,000	312,447
2.75%, 8/14/2050	15,000	15,848
3.40%, 5/6/2024	219,000	241,204
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	54,618
Pfizer, Inc.:
0.80%, 5/28/2025	30,000	30,133
1.70%, 5/28/2030	25,000	25,422
2.95%, 3/15/2024	15,000	16,248

See accompanying notes to financial statements.
139

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.00%, 6/15/2023	$ 155,000	$ 166,206
3.45%, 3/15/2029	25,000	29,165
3.60%, 9/15/2028	25,000	29,469
3.90%, 3/15/2039	35,000	43,105
4.00%, 3/15/2049	434,000	554,153
4.10%, 9/15/2038	100,000	124,562
7.20%, 3/15/2039	13,000	21,951
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	100,000	101,925
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	200,218
4.40%, 11/26/2023	25,000	27,833
Upjohn, Inc.:
1.65%, 6/22/2025 (a) (b)	50,000	50,996
2.70%, 6/22/2030 (a) (b)	50,000	51,510
4.00%, 6/22/2050 (b)	50,000	53,748
Wyeth LLC 5.95%, 4/1/2037	65,000	95,552
Zoetis, Inc.:
2.00%, 5/15/2030	50,000	51,400
3.25%, 2/1/2023	99,000	104,463
4.70%, 2/1/2043	178,000	234,339
		13,126,343
PIPELINES — 3.6%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,243
4.45%, 7/15/2027	38,000	39,694
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (b)	10,000	10,222
5.13%, 6/30/2027	75,000	82,415
5.88%, 3/31/2025	200,000	224,558
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	61,537
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,785
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	166,000	162,675
4.40%, 3/15/2027	71,000	65,727
5.00%, 5/15/2044	19,000	15,157
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	19,000	19,591
5.88%, 10/15/2025	80,000	95,444
7.38%, 10/15/2045	40,000	55,484
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	29,066
4.00%, 10/1/2023	32,000	34,725
4.25%, 12/1/2026	50,000	56,742
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	220,000	225,467
3.75%, 5/15/2030	20,000	19,869
4.75%, 1/15/2026	123,000	134,220
5.00%, 5/15/2050	100,000	94,799
5.20%, 2/1/2022	122,000	127,791
Security Description	Principal Amount	Value
5.25%, 4/15/2029	$ 71,000	$ 77,517
5.88%, 1/15/2024	50,000	55,746
6.05%, 6/1/2041	5,000	5,251
6.63%, 10/15/2036	37,000	40,756
Series 20Y, 5.80%, 6/15/2038	167,000	171,375
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	15,000	15,639
3.35%, 3/15/2023	61,000	64,676
3.70%, 1/31/2051	125,000	130,797
3.90%, 2/15/2024	65,000	71,148
3.95%, 2/15/2027	100,000	113,677
3.95%, 1/31/2060	168,000	174,873
4.25%, 2/15/2048	30,000	33,000
4.85%, 3/15/2044	88,000	102,176
5.10%, 2/15/2045	127,000	150,712
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	100,000	87,338
Series H, 6.65%, 10/15/2034	5,000	6,752
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	39,000	41,137
4.30%, 5/1/2024	16,000	17,511
6.38%, 3/1/2041	104,000	130,447
6.50%, 9/1/2039	3,000	3,773
Kinder Morgan, Inc.:
4.30%, 3/1/2028	65,000	73,631
5.05%, 2/15/2046	120,000	137,668
5.20%, 3/1/2048 (a)	100,000	120,235
5.55%, 6/1/2045	109,000	133,055
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	25,000	26,467
3.95%, 3/1/2050	81,000	81,164
4.20%, 3/15/2045	19,000	18,009
4.20%, 10/3/2047	20,000	20,612
MPLX L.P.:
4.13%, 3/1/2027	287,000	306,281
5.50%, 2/15/2049	25,000	27,695
6.38%, 5/1/2024	100,000	103,370
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	59,080
ONEOK Partners L.P.:
3.38%, 10/1/2022	185,000	191,429
6.13%, 2/1/2041	25,000	26,907
6.85%, 10/15/2037	20,000	22,406
ONEOK, Inc.:
3.10%, 3/15/2030	25,000	23,926
3.40%, 9/1/2029	50,000	48,667
4.00%, 7/13/2027	50,000	50,732
4.35%, 3/15/2029	15,000	15,714
4.50%, 3/15/2050	25,000	23,124
5.20%, 7/15/2048	50,000	50,746
5.85%, 1/15/2026	15,000	17,145
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	25,000	25,728
3.61%, 2/15/2025 (a)	3,000	3,201
3.75%, 3/1/2028	45,000	48,063

See accompanying notes to financial statements.
140

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	$ 150,000	$ 145,546
4.65%, 10/15/2025	100,000	106,830
4.70%, 6/15/2044	61,000	54,841
4.90%, 2/15/2045	25,000	23,293
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	80,545
5.00%, 3/15/2027	150,000	167,512
5.88%, 6/30/2026	105,000	123,410
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,227
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	115,186
4.75%, 3/15/2024	36,000	40,240
Sunoco Logistics Partners Operations L.P.:
4.65%, 2/15/2022	18,000	18,793
4.95%, 1/15/2043	11,000	10,099
5.35%, 5/15/2045	101,000	98,457
5.40%, 10/1/2047	25,000	24,542
TC PipeLines L.P. 3.90%, 5/25/2027	74,000	77,810
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	13,181
TransCanada PipeLines, Ltd.:
4.10%, 4/15/2030 (a)	100,000	114,145
4.88%, 1/15/2026 (a)	150,000	176,479
5.00%, 10/16/2043	13,000	15,395
6.10%, 6/1/2040	150,000	196,866
6.20%, 10/15/2037	5,000	6,695
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (b)	25,000	26,715
3.95%, 5/15/2050 (b)	50,000	53,905
4.00%, 3/15/2028	90,000	99,885
5.40%, 8/15/2041	100,000	119,133
Valero Energy Partners L.P. 4.38%, 12/15/2026	107,000	121,313
Williams Cos., Inc.:
3.50%, 11/15/2030	25,000	26,207
3.60%, 3/15/2022	111,000	115,239
3.70%, 1/15/2023	5,000	5,287
4.00%, 9/15/2025	3,000	3,323
5.75%, 6/24/2044	39,000	45,049
		6,982,715
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	138,491
REAL ESTATE INVESTMENT TRUSTS — 3.2%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	25,000	26,535
3.45%, 4/30/2025	125,000	138,927
Security Description	Principal Amount	Value
4.00%, 1/15/2024	$ 96,000	$ 106,116
4.00%, 2/1/2050	25,000	30,419
4.50%, 7/30/2029	8,000	9,617
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	58,192
American Tower Corp.:
2.90%, 1/15/2030 (a)	10,000	10,663
3.00%, 6/15/2023	50,000	53,357
3.38%, 5/15/2024	205,000	222,739
3.80%, 8/15/2029	15,000	16,998
4.00%, 6/1/2025	150,000	168,381
AvalonBay Communities, Inc.:
Series MTN, 2.30%, 3/1/2030 (a)	40,000	42,086
Series MTN, 3.30%, 6/1/2029	165,000	185,965
Boston Properties L.P.:
2.90%, 3/15/2030	20,000	20,891
3.40%, 6/21/2029	50,000	55,140
3.80%, 2/1/2024	19,000	20,690
3.85%, 2/1/2023	173,000	184,850
4.50%, 12/1/2028	10,000	11,953
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,011
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	101,000	104,395
4.13%, 6/15/2026	38,000	39,789
Camden Property Trust:
2.80%, 5/15/2030	5,000	5,413
3.15%, 7/1/2029	10,000	11,105
3.35%, 11/1/2049	15,000	16,138
4.10%, 10/15/2028 (a)	5,000	5,881
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	185,000	199,639
Crown Castle International Corp.:
2.25%, 9/1/2021	150,000	152,355
3.65%, 9/1/2027	180,000	200,203
3.80%, 2/15/2028	24,000	26,983
4.00%, 11/15/2049	10,000	11,303
CubeSmart L.P. 3.13%, 9/1/2026	75,000	79,684
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	15,000	15,776
3.45%, 11/15/2029	15,000	15,606
Digital Realty Trust L.P.:
3.63%, 10/1/2022	35,000	37,049
4.45%, 7/15/2028	50,000	59,735
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	5,229
3.38%, 12/15/2027	15,000	16,724
4.00%, 9/15/2028	25,000	29,199
EPR Properties 3.75%, 8/15/2029	57,000	50,097

See accompanying notes to financial statements.
141

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Equinix, Inc.:
2.15%, 7/15/2030	$ 15,000	$ 14,935
2.90%, 11/18/2026	50,000	53,884
3.00%, 7/15/2050 (a)	10,000	9,823
3.20%, 11/18/2029	10,000	10,851
5.38%, 5/15/2027	15,000	16,343
5.88%, 1/15/2026	182,000	191,995
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	26,685
3.00%, 7/1/2029	25,000	27,591
3.50%, 3/1/2028	25,000	28,272
4.50%, 7/1/2044	16,000	20,864
Essex Portfolio L.P.:
2.65%, 3/15/2032	65,000	68,778
3.00%, 1/15/2030	25,000	27,255
3.50%, 4/1/2025	25,000	27,322
4.00%, 3/1/2029	15,000	17,443
Federal Realty Investment Trust:
3.20%, 6/15/2029	25,000	25,864
3.50%, 6/1/2030	25,000	26,387
3.95%, 1/15/2024	25,000	26,640
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	155,000	168,522
5.38%, 11/1/2023	5,000	5,342
5.38%, 4/15/2026	60,000	65,649
5.75%, 6/1/2028	5,000	5,540
HCP, Inc.:
3.40%, 2/1/2025	105,000	113,977
4.20%, 3/1/2024	49,000	53,385
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	23,923
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	30,000	32,422
Healthpeak Properties, Inc. 3.00%, 1/15/2030	25,000	26,123
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	16,220
Host Hotels & Resorts L.P. Series H, 3.38%, 12/15/2029	25,000	23,847
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	25,000	24,099
Kilroy Realty L.P.:
3.05%, 2/15/2030	25,000	24,864
3.45%, 12/15/2024	40,000	41,396
4.75%, 12/15/2028	15,000	16,822
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	102,205
Life Storage L.P. 3.88%, 12/15/2027	25,000	27,159
Mid-America Apartments L.P.:
2.75%, 3/15/2030 (a)	25,000	26,437
3.95%, 3/15/2029	15,000	17,247
4.00%, 11/15/2025	22,000	24,662
Security Description	Principal Amount	Value
National Retail Properties, Inc.:
2.50%, 4/15/2030	$ 25,000	$ 23,884
3.10%, 4/15/2050	25,000	21,019
4.80%, 10/15/2048	15,000	16,378
Office Properties Income Trust 4.50%, 2/1/2025	52,000	50,443
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	50,000	49,166
5.25%, 1/15/2026	51,000	54,893
Physicians Realty L.P. 4.30%, 3/15/2027	20,000	20,906
Prologis L.P.:
3.00%, 4/15/2050	10,000	10,556
3.75%, 11/1/2025	62,000	71,172
4.38%, 2/1/2029	15,000	18,367
Public Storage:
2.37%, 9/15/2022 (a)	112,000	116,460
3.39%, 5/1/2029	10,000	11,553
Realty Income Corp.:
3.25%, 6/15/2029 (a)	100,000	107,637
3.25%, 1/15/2031	10,000	10,852
3.88%, 7/15/2024	16,000	17,471
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	25,254
3.70%, 6/15/2030	15,000	16,140
4.65%, 3/15/2049	15,000	17,079
Sabra Health Care L.P. 5.13%, 8/15/2026	75,000	75,887
Simon Property Group L.P.:
2.45%, 9/13/2029 (a)	25,000	24,604
3.25%, 11/30/2026	10,000	10,798
3.25%, 9/13/2049 (a)	25,000	22,845
3.38%, 10/1/2024	240,000	258,055
3.38%, 6/15/2027 (a)	72,000	76,310
4.25%, 10/1/2044	3,000	3,211
SITE Centers Corp. 3.63%, 2/1/2025	36,000	36,292
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	50,790
STORE Capital Corp. 4.63%, 3/15/2029	15,000	15,511
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030 (a)	50,000	53,883
Series MTN, 4.40%, 1/26/2029	25,000	29,137
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,290
3.10%, 1/15/2023	25,000	25,635
3.25%, 10/15/2026	263,000	269,443
4.75%, 11/15/2030	100,000	112,638
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	160,000	166,075
Welltower, Inc.:
3.95%, 9/1/2023	226,000	243,481
4.13%, 3/15/2029	25,000	27,538
5.13%, 3/15/2043	3,000	3,338

See accompanying notes to financial statements.
142

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Weyerhaeuser Co.:
4.00%, 11/15/2029	$ 25,000	$ 28,162
4.63%, 9/15/2023	16,000	17,845
7.38%, 3/15/2032	61,000	83,666
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	25,955
4.60%, 4/1/2024	30,000	32,128
		6,310,353
RETAIL — 3.3%
Advance Auto Parts, Inc. 3.90%, 4/15/2030 (b)	25,000	26,734
AutoNation, Inc.:
3.50%, 11/15/2024	35,000	36,086
4.50%, 10/1/2025	56,000	60,236
AutoZone, Inc.:
2.88%, 1/15/2023	11,000	11,475
3.13%, 7/15/2023	83,000	88,280
3.63%, 4/15/2025	25,000	27,896
4.00%, 4/15/2030	25,000	29,049
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	34,764
Costco Wholesale Corp.:
1.38%, 6/20/2027	150,000	153,553
1.60%, 4/20/2030	35,000	35,453
1.75%, 4/20/2032	15,000	15,201
Darden Restaurants, Inc. 3.85%, 5/1/2027	200,000	205,482
Dollar General Corp. 3.25%, 4/15/2023	185,000	197,436
Dollar Tree, Inc. 4.00%, 5/15/2025	201,000	226,014
Home Depot, Inc.:
2.95%, 6/15/2029	120,000	134,692
3.00%, 4/1/2026 (a)	200,000	223,966
3.13%, 12/15/2049	160,000	175,242
3.30%, 4/15/2040	100,000	113,154
3.35%, 4/15/2050	25,000	28,793
3.75%, 2/15/2024	226,000	249,574
3.90%, 6/15/2047	25,000	30,365
4.40%, 3/15/2045	108,000	137,669
5.40%, 9/15/2040	88,000	125,489
5.95%, 4/1/2041	50,000	74,922
Kohl's Corp. 3.25%, 2/1/2023	50,000	48,558
Lowe's Cos., Inc.:
3.38%, 9/15/2025 (a)	19,000	21,257
4.00%, 4/15/2025	50,000	56,991
4.25%, 9/15/2044	195,000	228,842
4.38%, 9/15/2045	72,000	85,964
4.65%, 4/15/2042	40,000	49,895
5.13%, 4/15/2050	100,000	137,664
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	15,391
Series MTN, 3.80%, 4/1/2028	75,000	87,696
Series MTN, 4.20%, 4/1/2050	100,000	121,008
Security Description	Principal Amount	Value
Series MTN, 4.88%, 12/9/2045	$ 200,000	$ 256,950
Series MTN, 6.30%, 3/1/2038	80,000	116,419
Nordstrom, Inc.:
4.00%, 10/15/2021	11,000	10,968
4.38%, 4/1/2030	10,000	7,840
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	28,000	31,484
3.90%, 6/1/2029	25,000	28,737
Ross Stores, Inc.:
4.60%, 4/15/2025	20,000	22,992
4.80%, 4/15/2030	25,000	29,887
5.45%, 4/15/2050	25,000	32,261
Starbucks Corp.:
1.30%, 5/7/2022	15,000	15,200
2.00%, 3/12/2027	25,000	26,199
2.25%, 3/12/2030	25,000	25,989
2.55%, 11/15/2030	225,000	236,252
3.10%, 3/1/2023	175,000	186,030
3.35%, 3/12/2050	15,000	15,316
3.50%, 11/15/2050	25,000	26,336
3.55%, 8/15/2029 (a)	50,000	56,914
4.50%, 11/15/2048	50,000	59,439
Target Corp.:
2.25%, 4/15/2025	25,000	26,742
2.35%, 2/15/2030	10,000	10,754
2.65%, 9/15/2030	10,000	11,005
3.90%, 11/15/2047 (a)	150,000	191,269
4.00%, 7/1/2042	82,000	103,151
TJX Cos., Inc.:
2.25%, 9/15/2026	69,000	73,491
3.50%, 4/15/2025	50,000	55,639
3.88%, 4/15/2030	40,000	47,024
Walgreen Co. 4.40%, 9/15/2042	90,000	93,064
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	215,000	222,205
3.80%, 11/18/2024 (a)	53,000	58,302
4.10%, 4/15/2050	25,000	25,204
4.80%, 11/18/2044	102,000	110,304
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,900
2.85%, 7/8/2024	65,000	70,521
3.05%, 7/8/2026	25,000	28,207
3.25%, 7/8/2029 (a)	19,000	22,042
3.55%, 6/26/2025	275,000	311,462
3.70%, 6/26/2028	150,000	177,238
4.05%, 6/29/2048	100,000	131,235
4.30%, 4/22/2044	100,000	132,193
		6,391,956
SEMICONDUCTORS — 1.7%
Analog Devices, Inc.:
2.50%, 12/5/2021	65,000	66,535
3.90%, 12/15/2025	48,000	54,467
Applied Materials, Inc.:
1.75%, 6/1/2030	5,000	5,109

See accompanying notes to financial statements.
143

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
2.75%, 6/1/2050	$ 15,000	$ 15,275
5.85%, 6/15/2041	75,000	109,994
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	93,000	98,374
3.88%, 1/15/2027	250,000	270,015
Broadcom, Inc.:
2.25%, 11/15/2023 (b)	20,000	20,661
3.15%, 11/15/2025 (b)	40,000	42,580
3.46%, 9/15/2026 (b)	5,000	5,362
4.11%, 9/15/2028 (b)	171,000	186,956
4.15%, 11/15/2030 (b)	250,000	271,877
4.30%, 11/15/2032 (b)	30,000	33,116
4.75%, 4/15/2029 (b)	75,000	85,119
Intel Corp.:
2.35%, 5/11/2022	25,000	25,859
2.45%, 11/15/2029	120,000	129,536
3.10%, 2/15/2060	20,000	22,134
3.15%, 5/11/2027 (a)	25,000	28,048
3.25%, 11/15/2049	115,000	130,563
3.73%, 12/8/2047	100,000	119,711
4.80%, 10/1/2041	50,000	67,320
KLA Corp. 3.30%, 3/1/2050	25,000	25,828
Lam Research Corp.:
1.90%, 6/15/2030	25,000	25,491
2.88%, 6/15/2050	20,000	20,460
3.13%, 6/15/2060	20,000	20,977
3.80%, 3/15/2025	22,000	24,879
Maxim Integrated Products, Inc. 3.38%, 3/15/2023 (a)	76,000	79,824
Micron Technology, Inc.:
2.50%, 4/24/2023	5,000	5,196
4.64%, 2/6/2024	55,000	60,475
4.66%, 2/15/2030	28,000	32,569
NVIDIA Corp. 3.20%, 9/16/2026	176,000	199,311
NXP B.V./NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029 (b)	250,000	284,440
QUALCOMM, Inc.:
2.15%, 5/20/2030	50,000	52,178
2.90%, 5/20/2024	150,000	161,443
3.25%, 5/20/2027	213,000	241,474
3.25%, 5/20/2050	20,000	21,972
Texas Instruments, Inc.:
1.38%, 3/12/2025	115,000	118,365
1.75%, 5/4/2030	65,000	66,085
2.25%, 9/4/2029	30,000	32,006
2.63%, 5/15/2024	18,000	19,334
3.88%, 3/15/2039	10,000	12,396
Xilinx, Inc.:
2.38%, 6/1/2030	25,000	25,861
2.95%, 6/1/2024	38,000	40,821
		3,359,996
Security Description	Principal Amount	Value
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.30%, 9/15/2021	$ 119,000	$ 120,939
Adobe, Inc. 3.25%, 2/1/2025	286,000	318,135
Autodesk, Inc. 2.85%, 1/15/2030	115,000	126,792
Citrix Systems, Inc. 3.30%, 3/1/2030	125,000	133,561
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,278
Series 10Y, 4.25%, 5/15/2028	20,000	23,572
Fiserv, Inc.:
2.75%, 7/1/2024	25,000	26,673
3.50%, 7/1/2029	110,000	123,596
3.80%, 10/1/2023	165,000	180,315
4.20%, 10/1/2028	25,000	29,345
4.40%, 7/1/2049	65,000	78,749
Intuit, Inc.:
0.95%, 7/15/2025	15,000	15,052
1.65%, 7/15/2030	15,000	15,025
Microsoft Corp.:
2.40%, 8/8/2026	100,000	109,138
2.53%, 6/1/2050	429,000	447,400
2.65%, 11/3/2022	300,000	315,225
2.68%, 6/1/2060	176,000	183,575
3.45%, 8/8/2036	69,000	83,136
3.50%, 2/12/2035	50,000	60,857
3.95%, 8/8/2056	50,000	64,397
4.10%, 2/6/2037	51,000	65,876
Oracle Corp.:
1.90%, 9/15/2021	200,000	203,346
2.40%, 9/15/2023	190,000	199,945
2.50%, 4/1/2025	50,000	53,603
2.63%, 2/15/2023	397,000	417,481
2.65%, 7/15/2026	62,000	67,059
2.95%, 5/15/2025	345,000	376,436
2.95%, 4/1/2030 (a)	50,000	55,686
3.25%, 5/15/2030 (a)	60,000	68,022
3.40%, 7/8/2024	8,000	8,765
3.60%, 4/1/2040	50,000	56,515
3.60%, 4/1/2050	350,000	392,458
3.80%, 11/15/2037	30,000	34,736
3.85%, 4/1/2060	225,000	263,272
4.00%, 7/15/2046	100,000	117,670
4.13%, 5/15/2045	150,000	178,576
5.38%, 7/15/2040	50,000	69,106
salesforce.com, Inc. 3.25%, 4/11/2023	100,000	107,366
VMware, Inc. 2.95%, 8/21/2022	100,000	103,468
		5,299,146

See accompanying notes to financial statements.
144

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 4.8%
America Movil SAB de CV:
2.88%, 5/7/2030	$ 200,000	$ 211,134
3.13%, 7/16/2022	8,000	8,274
6.13%, 3/30/2040	8,000	11,444
6.38%, 3/1/2035	38,000	55,526
AT&T, Inc.:
2.30%, 6/1/2027	25,000	25,891
2.75%, 6/1/2031	100,000	104,154
2.95%, 7/15/2026	120,000	130,068
3.50%, 6/1/2041	50,000	52,396
3.55%, 6/1/2024	3,000	3,282
3.65%, 6/1/2051	100,000	104,924
3.85%, 6/1/2060	25,000	26,658
3.88%, 1/15/2026	250,000	280,975
3.95%, 1/15/2025	300,000	334,620
4.35%, 3/1/2029	160,000	186,397
4.75%, 5/15/2046	300,000	353,460
4.80%, 6/15/2044	285,000	330,150
5.25%, 3/1/2037	249,000	308,626
5.45%, 3/1/2047	200,000	262,064
5.55%, 8/15/2041	90,000	116,304
6.38%, 3/1/2041	90,000	127,584
Bell Canada, Inc. 4.30%, 7/29/2049	10,000	12,249
Cisco Systems, Inc.:
2.95%, 2/28/2026	11,000	12,379
3.63%, 3/4/2024	26,000	28,999
5.90%, 2/15/2039 (a)	307,000	458,756
Corning, Inc.:
3.90%, 11/15/2049	100,000	108,323
4.38%, 11/15/2057	100,000	115,428
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	75,000	117,348
9.25%, 6/1/2032	100,000	165,184
Juniper Networks, Inc.:
3.75%, 8/15/2029 (a)	25,000	28,018
4.50%, 3/15/2024	10,000	11,072
Motorola Solutions, Inc.:
3.75%, 5/15/2022	11,000	11,543
4.00%, 9/1/2024	138,000	152,153
Orange SA 5.50%, 2/6/2044	102,000	148,877
Rogers Communications, Inc.:
4.30%, 2/15/2048	100,000	121,200
4.35%, 5/1/2049	174,000	212,694
5.00%, 3/15/2044	111,000	142,925
Telefonica Emisiones SA:
4.10%, 3/8/2027	200,000	228,618
4.57%, 4/27/2023	151,000	165,615
7.05%, 6/20/2036	60,000	87,034
TELUS Corp.:
2.80%, 2/16/2027	115,000	121,756
Security Description	Principal Amount	Value
4.30%, 6/15/2049	$ 15,000	$ 17,717
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (b)	50,000	50,077
3.50%, 4/15/2025 (b)	50,000	54,492
3.75%, 4/15/2027 (b)	50,000	55,431
3.88%, 4/15/2030 (b)	325,000	361,741
4.38%, 4/15/2040 (b)	115,000	133,138
4.50%, 4/15/2050 (b)	215,000	253,302
Verizon Communications, Inc.:
2.63%, 8/15/2026	270,000	293,746
3.50%, 11/1/2024	132,000	145,939
3.88%, 2/8/2029 (a)	75,000	88,421
4.02%, 12/3/2029	33,000	39,454
4.13%, 3/16/2027	455,000	535,066
4.33%, 9/21/2028	8,000	9,646
4.75%, 11/1/2041	57,000	75,481
4.86%, 8/21/2046	460,000	623,663
5.01%, 4/15/2049	200,000	278,510
5.15%, 9/15/2023	24,000	27,376
6.55%, 9/15/2043	76,000	121,304
Vodafone Group PLC:
2.50%, 9/26/2022	217,000	225,554
4.25%, 9/17/2050	111,000	129,351
4.38%, 5/30/2028	50,000	59,422
4.38%, 2/19/2043	138,000	160,201
4.88%, 6/19/2049	50,000	63,483
5.00%, 5/30/2038	50,000	62,722
5.13%, 6/19/2059	25,000	32,701
		9,382,040
TEXTILES — 0.0% (d)
Mohawk Industries, Inc. 3.63%, 5/15/2030	25,000	27,373
TOYS/GAMES/HOBBIES — 0.0% (d)
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	22,791
6.35%, 3/15/2040	19,000	21,728
		44,519
TRANSPORTATION — 2.3%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	50,000	56,492
3.40%, 9/1/2024	58,000	63,806
3.90%, 8/1/2046	25,000	30,284
4.15%, 12/15/2048	25,000	31,423
4.45%, 3/15/2043	100,000	127,056
4.55%, 9/1/2044	180,000	232,762
4.70%, 9/1/2045	20,000	26,491
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	14,531
2.85%, 12/15/2021	11,000	11,299
3.65%, 2/3/2048	63,000	74,027
6.20%, 6/1/2036	130,000	193,614
6.90%, 7/15/2028	20,000	27,298

See accompanying notes to financial statements.
145

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	$ 11,000	$ 11,974
5.75%, 3/15/2033	8,000	10,326
6.13%, 9/15/2115	165,000	255,456
CSX Corp.:
3.25%, 6/1/2027	175,000	196,194
3.35%, 11/1/2025 (a)	8,000	8,984
3.35%, 9/15/2049	15,000	16,646
3.80%, 11/1/2046	25,000	29,045
3.80%, 4/15/2050	50,000	59,456
4.50%, 3/15/2049	85,000	110,010
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,621
3.10%, 8/5/2029	25,000	26,588
3.40%, 1/14/2022	110,000	114,476
3.88%, 8/1/2042	25,000	24,845
3.90%, 2/1/2035	49,000	52,934
4.10%, 4/15/2043	35,000	35,950
4.20%, 10/17/2028	125,000	142,911
4.55%, 4/1/2046	125,000	134,776
4.95%, 10/17/2048	25,000	29,009
5.25%, 5/15/2050	150,000	182,085
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	165,000	188,435
Kansas City Southern:
3.00%, 5/15/2023	50,000	51,034
3.50%, 5/1/2050	50,000	54,110
Norfolk Southern Corp.:
3.05%, 5/15/2050	25,000	26,067
3.15%, 6/1/2027	58,000	64,104
3.16%, 5/15/2055 (b)	60,000	62,018
3.25%, 12/1/2021	2,000	2,060
3.40%, 11/1/2049	25,000	27,560
3.65%, 8/1/2025	180,000	203,069
3.80%, 8/1/2028	15,000	17,330
3.94%, 11/1/2047	5,000	5,915
4.15%, 2/28/2048	10,000	12,118
4.80%, 8/15/2043	3,000	3,756
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	170,000	175,110
Series MTN, 2.90%, 12/1/2026	20,000	20,536
Series MTN, 3.65%, 3/18/2024	25,000	26,619
Union Pacific Corp.:
3.70%, 3/1/2029 (a)	30,000	35,042
3.80%, 10/1/2051	200,000	238,262
3.88%, 2/1/2055	30,000	35,248
4.05%, 3/1/2046	15,000	17,702
4.16%, 7/15/2022	161,000	171,261
4.30%, 6/15/2042	105,000	126,287
Series MTN, 3.55%, 8/15/2039	125,000	139,941
United Parcel Service, Inc.:
2.35%, 5/16/2022	102,000	105,559
2.80%, 11/15/2024	166,000	179,982
3.40%, 9/1/2049	15,000	16,537
Security Description	Principal Amount	Value
4.25%, 3/15/2049	$ 25,000	$ 31,384
		4,384,415
TRUCKING & LEASING — 0.0% (d)
GATX Corp.:
4.00%, 6/30/2030 (a)	30,000	31,890
4.35%, 2/15/2024	25,000	27,096
		58,986
WATER — 0.2%
American Water Capital Corp.:
2.80%, 5/1/2030	25,000	27,293
3.40%, 3/1/2025	5,000	5,521
3.45%, 5/1/2050	25,000	28,244
3.75%, 9/1/2028	150,000	173,775
4.15%, 6/1/2049	25,000	31,024
4.30%, 12/1/2042	8,000	9,809
Aqua America, Inc. 4.28%, 5/1/2049	15,000	17,975
Essential Utilities, Inc. 2.70%, 4/15/2030	81,000	84,769
United Utilities PLC 6.88%, 8/15/2028	11,000	14,404
		392,814
TOTAL CORPORATE BONDS & NOTES (Cost $181,016,379)		192,782,357
	Shares
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	476,090	476,280
State Street Navigator Securities Lending Portfolio II (i) (j)	5,850,283	5,850,283
TOTAL SHORT-TERM INVESTMENTS (Cost $6,326,563)		6,326,563
TOTAL INVESTMENTS — 102.2% (Cost $187,342,942)		199,108,920
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(4,296,077)
NET ASSETS — 100.0%		$ 194,812,843
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.7% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
146

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$192,782,357	$—	$192,782,357
Short-Term Investments	6,326,563	—	—	6,326,563
TOTAL INVESTMENTS	$6,326,563	$192,782,357	$—	$199,108,920
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$15,909,206	$15,433,538	$612	$—	476,090	$ 476,280	$ 4,185
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,976	320,976	1,423,028	1,744,004	—	—	—	—	763
State Street Navigator Securities Lending Portfolio II	—	—	17,495,808	11,645,525	—	—	5,850,283	5,850,283	9,352
State Street Navigator Securities Lending Portfolio III	427,668	427,668	5,565,115	5,992,783	—	—	—	—	887
Total		$748,644	$40,393,157	$34,815,850	$612	$—		$6,326,563	$15,187
See accompanying notes to financial statements.
147

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.4%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2032	$ 3,815,401	$ 3,968,896
2.50%, 5/1/2028	285,003	298,506
2.50% 6/1/2028	142,023	148,892
2.50%, 10/1/2029	52,985	55,607
2.50%, 1/1/2031	186,914	196,157
2.50%, 6/1/2031	952,646	999,419
2.50%, 2/1/2033	226,847	238,057
2.50%, 1/1/2035	3,269,370	3,468,934
2.50%, 2/1/2040	9,026,201	9,424,164
2.50%, 9/1/2046	253,074	265,856
3.00%, 10/1/2026	196,910	207,018
3.00%, 3/1/2027	355,799	374,567
3.00%, 2/1/2029	40,374	42,607
3.00%, 7/1/2029	81,898	86,484
3.00%, 8/1/2029	233,182	246,238
3.00%, 9/1/2029	55,864	58,992
3.00%, 10/1/2030	211,689	224,216
3.00%, 11/1/2030	287,369	303,673
3.00%, 2/1/2031	1,010,958	1,065,994
3.00%, 11/1/2031	383,458	404,848
3.00%, 2/1/2032	211,006	222,546
3.00%, 5/1/2032	703,859	740,769
3.00%, 12/1/2032	6,403,338	6,739,128
3.00%, 2/1/2033	338,779	356,629
3.00%, 4/1/2033	4,168,626	4,410,893
3.00%, 5/1/2033	219,248	230,548
3.00%, 9/1/2034	2,709,115	2,903,609
3.00%, 12/1/2034	5,920,172	6,331,790
3.00%, 1/1/2035	5,642,801	5,986,871
3.00%, 4/1/2035	593,549	629,819
3.00%, 6/1/2035	655,879	695,958
3.00%, 7/1/2035	381,505	404,818
3.00%, 4/1/2036	372,550	395,316
3.00%, 8/1/2036	833,633	884,415
3.00%, 9/1/2036	483,697	513,257
3.00%, 1/1/2038	336,994	356,339
3.00% 2/1/2038	1,923,790	2,036,617
3.00% 11/1/2042	1,362,629	1,464,552
3.00%, 1/1/2043	826,808	884,428
3.00% 2/1/2043	1,162,526	1,243,484
3.00%, 3/1/2043	343,265	367,161
3.00%, 6/1/2043	95,182	101,808
3.00%, 7/1/2043	181,535	194,172
3.00%, 8/1/2043	93,044	99,521
3.00%, 9/1/2043	99,443	106,365
3.00%, 10/1/2043	100,935	107,961
3.00%, 12/1/2044	262,317	278,264
3.00%, 1/1/2045	1,097,377	1,164,426
3.00%, 6/1/2045	127,984	135,433
3.00% 7/1/2045	1,054,062	1,115,409
Security Description	Principal Amount	Value
3.00%, 8/1/2045	$ 961,531	$ 1,028,483
3.00%, 5/1/2046	330,528	348,940
3.00% 6/1/2046	5,546,070	5,927,442
3.00%, 7/1/2046	1,341,424	1,415,737
3.00%, 8/1/2046	245,838	259,533
3.00% 9/1/2046	3,594,164	3,794,381
3.00%, 10/1/2046	1,440,932	1,521,200
3.00%, 11/1/2046	420,221	443,630
3.00%, 12/1/2046	895,091	952,254
3.00%, 1/1/2047	685,643	723,837
3.00% 2/1/2047	3,129,752	3,376,818
3.00% 7/1/2047	2,102,199	2,218,808
3.00%, 2/1/2048	361,345	381,075
3.00%, 8/1/2048	1,774,648	1,894,496
3.00% 10/1/2049	10,301,423	10,901,611
3.00% 12/1/2049	113,553,859	120,799,690
3.00%, 1/1/2050	2,821,395	2,970,564
3.00% 2/1/2050	28,854,357	30,526,087
3.50%, 3/1/2021	24,396	24,515
3.50%, 2/1/2026	148,228	156,063
3.50%, 10/1/2026	124,613	131,189
3.50%, 1/1/2029	38,888	41,221
3.50%, 3/1/2029	805,919	854,214
3.50%, 4/1/2029	309,171	327,698
3.50%, 6/1/2029	65,829	69,793
3.50%, 8/1/2029	38,542	40,863
3.50%, 9/1/2029	787,228	834,403
3.50%, 2/1/2030	24,815	26,314
3.50%, 1/1/2034	307,425	322,732
3.50%, 3/1/2034	1,026,114	1,077,915
3.50%, 8/1/2034	358,130	376,725
3.50%, 7/1/2035	218,545	234,334
3.50%, 2/1/2039	235,061	247,489
3.50%, 3/1/2039	712,760	750,226
3.50%, 4/1/2039	345,352	362,715
3.50%, 10/1/2041	1,612,853	1,747,492
3.50%, 2/1/2042	966,154	1,046,807
3.50%, 7/1/2042	21,935	23,771
3.50%, 9/1/2042	326,817	354,061
3.50%, 3/1/2043	167,129	180,809
3.50%, 5/1/2043	427,469	462,461
3.50%, 11/1/2043	81,171	87,816
3.50%, 12/1/2043	878,911	975,967
3.50%, 1/1/2044	821,181	889,636
3.50%, 5/1/2044	294,574	315,794
3.50%, 6/1/2044	168,303	180,489
3.50%, 8/1/2044	76,585	82,130
3.50%, 10/1/2044	1,215,822	1,303,854
3.50%, 11/1/2044	127,465	136,694
3.50%, 12/1/2044	310,343	332,813
3.50% 1/1/2045	644,945	691,430
3.50%, 2/1/2045	284,237	304,817
3.50% 7/1/2045	250,791	268,932
3.50%, 8/1/2045	285,458	304,537
3.50%, 10/1/2045	284,584	303,605

See accompanying notes to financial statements.
148

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 11/1/2045	$ 210,041	$ 224,080
3.50% 12/1/2045	826,641	889,514
3.50% 1/1/2046	578,313	619,848
3.50% 3/1/2046	1,590,317	1,696,553
3.50% 5/1/2046	722,837	768,124
3.50%, 7/1/2046	1,451,795	1,576,695
3.50% 12/1/2046	786,528	834,651
3.50% 2/1/2047	3,002,834	3,234,189
3.50%, 6/1/2047	537,677	567,562
3.50%, 8/1/2047	576,143	608,165
3.50%, 9/1/2047	516,700	563,555
3.50%, 10/1/2047	2,984,570	3,150,458
3.50% 11/1/2047	3,283,966	3,554,778
3.50%, 12/1/2047	498,305	526,001
3.50% 2/1/2048	1,621,333	1,719,990
3.50% 5/1/2048	505,313	541,055
3.50% 6/1/2048	925,522	975,457
3.50%, 11/1/2048	222,384	234,361
3.50% 4/1/2049	2,801,893	2,941,654
3.50%, 6/1/2049	341,479	359,821
3.50%, 7/1/2049	2,233,736	2,347,572
3.50%, 8/1/2049	380,042	400,693
3.50%, 9/1/2049	956,118	1,004,844
3.50%, 10/1/2049	572,859	602,053
3.50% 12/1/2049	93,782,244	101,969,758
3.50% 1/1/2050	39,967,611	43,178,538
4.00%, 5/1/2021	1,856	1,861
4.00%, 2/1/2027	393,893	418,594
4.00%, 11/1/2033	114,543	121,131
4.00%, 6/1/2035	149,705	162,851
4.00% 10/1/2040	1,257,669	1,381,969
4.00%, 12/1/2041	96,359	105,646
4.00%, 2/1/2042	261,292	286,389
4.00%, 4/1/2042	46,597	51,088
4.00%, 6/1/2042	160,381	176,347
4.00%, 10/1/2043	222,108	243,516
4.00% 5/1/2044	110,005	119,270
4.00%, 7/1/2044	198,732	215,470
4.00%, 8/1/2044	193,981	210,256
4.00%, 10/1/2044	168,682	182,889
4.00%, 11/1/2044	320,632	347,534
4.00%, 12/1/2044	45,517	49,351
4.00%, 2/1/2045	385,235	418,711
4.00%, 4/1/2045	67,101	72,954
4.00% 5/1/2045	1,836,422	2,005,090
4.00%, 10/1/2045	218,859	237,940
4.00% 12/1/2045	501,530	545,207
4.00%, 1/1/2046	853,915	928,365
4.00%, 9/1/2046	266,541	298,227
4.00%, 1/1/2047	4,807,061	5,181,271
4.00%, 5/1/2047	373,413	397,981
4.00%, 6/1/2047	295,503	315,030
4.00%, 7/1/2047	158,124	168,573
4.00%, 8/1/2047	554,456	591,094
4.00%, 9/1/2047	270,701	288,589
Security Description	Principal Amount	Value
4.00%, 12/1/2047	$ 301,517	$ 321,441
4.00%, 2/1/2048	648,626	691,301
4.00%, 3/1/2048	559,312	596,110
4.00%, 4/1/2048	525,268	555,431
4.00%, 5/1/2048	528,130	558,457
4.00% 7/1/2048	545,754	577,093
4.00%, 9/1/2048	626,116	665,723
4.00%, 10/1/2048	2,486,911	2,629,719
4.00%, 11/1/2048	250,487	264,870
4.00%, 12/1/2048	1,969,031	2,131,605
4.00% 1/1/2049	2,426,608	2,658,144
4.00% 3/1/2049	9,249,483	9,839,839
4.00%, 4/1/2049	6,721,346	7,225,878
4.00%, 6/1/2049	2,340,641	2,476,707
4.00% 7/1/2049	11,923,621	12,817,500
4.00%, 8/1/2049	776,045	821,998
4.00%, 9/1/2049	1,666,388	1,765,063
4.00% 1/1/2050	16,700,139	17,834,180
4.50%, 2/1/2039	72,452	79,189
4.50%, 7/1/2041	173,513	193,787
4.50%, 9/1/2041	45,718	51,058
4.50%, 10/1/2041	357,276	397,970
4.50%, 10/1/2043	104,406	116,447
4.50%, 3/1/2044	150,142	166,255
4.50%, 7/1/2044	440,237	487,485
4.50%, 9/1/2044	219,021	252,149
4.50%, 10/1/2044	246,359	272,703
4.50%, 7/1/2045	403,849	449,847
4.50%, 8/1/2045	44,515	49,084
4.50%, 8/1/2046	230,831	262,909
4.50%, 7/1/2047	661,161	732,091
4.50%, 12/1/2047	420,281	452,655
4.50%, 7/1/2048	186,216	200,127
4.50%, 8/1/2048	571,539	614,014
4.50%, 11/1/2048	111,834	120,188
4.50% 1/1/2049	1,538,208	1,673,847
4.50%, 3/1/2049	151,070	162,355
4.50%, 5/1/2049	1,144,494	1,231,623
4.50%, 8/1/2049	7,797,749	8,632,983
5.00%, 12/1/2033	393,208	451,089
5.00%, 9/1/2038	32,984	37,734
5.00%, 9/1/2039	148,340	169,376
5.00%, 12/1/2041	103,636	118,199
5.00%, 12/1/2044	369,850	421,802
5.00%, 7/1/2048	559,083	610,510
5.00% 8/1/2048	2,620,180	2,868,028
5.00% 9/1/2048	6,091,980	6,650,271
5.00%, 9/1/2049	18,261,579	20,359,023
5.00%, 3/1/2050	7,002,371	7,661,337
5.50%, 9/1/2035	3,655	4,290
5.50%, 6/1/2036	8,352	9,741
5.50%, 12/1/2036	15,333	17,884
5.50%, 7/1/2037	205,235	239,360
5.50%, 4/1/2038	178,114	206,484
5.50%, 5/1/2038	2,969	3,442

See accompanying notes to financial statements.
149

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.50%, 8/1/2038	$ 235,229	$ 274,351
6.00%, 7/1/2040	448,287	533,653
Federal National Mortgage Association:
2.00%, 11/1/2031	175,941	183,026
2.00%, 5/1/2035	2,965,120	3,071,083
2.50% 12/1/2027	1,421,199	1,488,214
2.50% 7/1/2028	401,841	421,204
2.50%, 8/1/2028	194,404	203,771
2.50%, 9/1/2028	1,036,729	1,085,614
2.50%, 10/1/2028	91,846	96,272
2.50% 3/1/2029	525,659	550,674
2.50%, 6/1/2029	9,213,313	9,647,755
2.50%, 2/1/2030	70,695	74,175
2.50%, 4/1/2030	354,610	372,652
2.50%, 5/1/2030	101,275	106,261
2.50%, 6/1/2030	1,796,373	1,884,808
2.50% 7/1/2030	2,628,941	2,755,708
2.50%, 8/1/2030	2,160,062	2,266,401
2.50%, 11/1/2030	337,642	354,820
2.50%, 8/1/2031	561,774	589,200
2.50%, 9/1/2031	1,150,958	1,210,157
2.50% 10/1/2031	1,112,578	1,166,895
2.50% 11/1/2031	1,126,850	1,182,040
2.50%, 12/1/2031	394,591	413,855
2.50%, 2/1/2032	972,985	1,025,958
2.50%, 4/1/2032	648,166	680,154
2.50%, 6/1/2032	2,648,944	2,778,268
2.50%, 10/1/2032	97,785	102,611
2.50%, 12/1/2032	240,686	252,564
2.50%, 12/1/2033	6,055,146	6,353,240
2.50%, 6/1/2034	711,719	744,979
2.50%, 8/1/2034	3,697,852	3,878,385
2.50%, 12/1/2034	3,384,459	3,542,621
2.50%, 1/1/2035	2,528,553	2,682,898
2.50%, 2/1/2035	5,414,252	5,667,271
2.50%, 2/1/2040	10,681,513	11,152,343
2.50%, 5/1/2040	4,954,232	5,177,668
2.50%, 11/1/2049	1,672,456	1,744,259
2.50%, 12/1/2049	3,496,468	3,646,581
2.50%, 1/1/2050	1,913,801	1,995,965
2.50%, 2/1/2050	2,420,472	2,524,390
2.50%, 7/1/2050	14,450,000	15,074,802
3.00%, 12/1/2026	52,060	54,724
3.00%, 2/1/2027	28,038	29,472
3.00% 8/1/2027	876,870	922,410
3.00%, 6/1/2028	1,411,436	1,485,654
3.00%, 10/1/2028	78,717	82,940
3.00%, 11/1/2028	116,108	122,624
3.00%, 6/1/2029	62,047	65,564
3.00%, 7/1/2029	114,115	120,481
3.00% 8/1/2029	145,028	153,119
3.00%, 9/1/2029	57,112	60,298
3.00%, 10/1/2029	196,213	207,335
3.00%, 2/1/2030	6,906,336	7,276,855
Security Description	Principal Amount	Value
3.00%, 4/1/2030	$ 173,007	$ 182,466
3.00% 5/1/2030	1,734,141	1,825,328
3.00%, 6/1/2030	76,276	80,446
3.00%, 9/1/2030	66,962	70,624
3.00%, 11/1/2030	427,932	451,328
3.00%, 12/1/2030	82,912	87,445
3.00%, 1/1/2031	434,070	459,663
3.00% 4/1/2031	425,882	450,429
3.00%, 7/1/2032	635,229	671,096
3.00% 11/1/2032	8,881,582	9,377,734
3.00% 12/1/2032	1,107,407	1,166,437
3.00%, 1/1/2033	291,166	306,477
3.00%, 2/1/2034	265,493	279,109
3.00%, 10/1/2034	2,216,049	2,328,313
3.00%, 12/1/2034	2,860,064	3,065,396
3.00% 1/1/2035	2,098,930	2,206,714
3.00%, 2/1/2035	197,758	209,805
3.00%, 2/1/2036	194,029	205,845
3.00%, 9/1/2036	472,596	501,346
3.00%, 12/1/2036	368,060	397,361
3.00%, 8/1/2037	310,991	328,827
3.00%, 3/1/2038	2,826,056	2,988,140
3.00%, 8/1/2038	5,246,340	5,565,498
3.00%, 11/1/2039	614,482	648,041
3.00%, 2/1/2040	4,825,832	5,089,357
3.00%, 9/1/2042	208,926	223,433
3.00%, 10/1/2042	401,684	433,243
3.00%, 12/1/2042	182,187	196,921
3.00%, 2/1/2043	515,131	550,900
3.00%, 3/1/2043	998,468	1,053,855
3.00% 4/1/2043	745,068	796,743
3.00% 5/1/2043	614,752	657,389
3.00% 6/1/2043	775,274	829,044
3.00% 7/1/2043	273,756	292,742
3.00% 8/1/2043	733,680	784,566
3.00%, 9/1/2043	160,646	171,788
3.00%, 1/1/2044	95,762	102,404
3.00%, 10/1/2044	2,740,068	2,930,327
3.00%, 1/1/2045	508,601	539,319
3.00% 4/1/2045	608,831	649,416
3.00%, 5/1/2045	175,022	185,156
3.00%, 8/1/2045	778,147	832,117
3.00% 11/1/2045	495,640	524,340
3.00%, 12/1/2045	211,691	223,949
3.00%, 4/1/2046	8,642,091	9,142,501
3.00%, 5/1/2046	223,261	235,645
3.00% 9/1/2046	4,528,927	4,831,029
3.00% 10/1/2046	3,058,681	3,267,107
3.00% 11/1/2046	5,856,782	6,196,777
3.00% 12/1/2046	791,715	842,222
3.00% 1/1/2047	5,755,105	6,225,100
3.00% 3/1/2047	1,304,083	1,378,386
3.00% 4/1/2047	9,040,836	9,544,426
3.00%, 7/1/2047	9,019,267	9,519,576
3.00%, 8/1/2047	910,135	960,621

See accompanying notes to financial statements.
150

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.00%, 10/1/2047	$ 12,164,069	$ 12,838,824
3.00%, 12/1/2047	5,195,989	5,484,217
3.00%, 2/1/2048	428,179	451,684
3.00%, 4/1/2048	17,577,677	18,796,812
3.00%, 11/1/2049	11,348,016	11,947,993
3.00% 1/1/2050	19,024,057	20,045,972
3.00%, 2/1/2050	5,855,311	6,337,323
3.50%, 12/1/2025	92,745	97,610
3.50%, 1/1/2026	12,592	13,233
3.50%, 1/1/2027	77,633	81,581
3.50%, 1/1/2028	134,804	142,388
3.50%, 1/1/2029	92,866	98,408
3.50%, 5/1/2029	136,939	145,158
3.50%, 10/1/2029	43,364	45,967
3.50%, 9/1/2030	10,629,717	11,334,065
3.50%, 12/1/2030	134,137	142,202
3.50%, 3/1/2031	788,740	836,164
3.50%, 6/1/2031	639,140	682,192
3.50%, 4/1/2032	345,241	371,846
3.50% 5/1/2032	5,753,216	6,111,925
3.50%, 9/1/2032	1,145,200	1,229,446
3.50%, 11/1/2032	5,287,636	5,657,141
3.50%, 2/1/2033	254,464	272,123
3.50%, 3/1/2033	375,335	403,603
3.50%, 5/1/2033	453,607	487,604
3.50%, 6/1/2033	258,573	271,413
3.50%, 3/1/2034	783,068	830,069
3.50%, 4/1/2034	605,999	645,827
3.50% 6/1/2034	431,632	460,767
3.50%, 7/1/2034	166,450	175,092
3.50% 11/1/2034	1,911,560	2,018,922
3.50%, 7/1/2037	284,619	302,387
3.50%, 11/1/2037	254,820	270,721
3.50%, 2/1/2038	1,615,671	1,716,535
3.50%, 12/1/2038	280,330	295,177
3.50%, 9/1/2040	1,013,514	1,086,614
3.50%, 12/1/2040	221,518	239,968
3.50%, 1/1/2041	213,371	231,143
3.50% 5/1/2042	826,267	895,204
3.50%, 6/1/2042	350,763	380,028
3.50%, 7/1/2042	177,463	192,270
3.50%, 1/1/2043	103,066	111,665
3.50%, 2/1/2043	1,217,673	1,337,874
3.50%, 4/1/2043	267,603	290,243
3.50% 5/1/2043	444,295	480,917
3.50%, 6/1/2043	814,680	881,192
3.50%, 1/1/2044	115,603	125,041
3.50%, 5/1/2044	524,414	578,386
3.50%, 8/1/2044	199,503	219,711
3.50%, 9/1/2044	334,691	362,530
3.50%, 10/1/2044	65,792	70,538
3.50% 1/1/2045	305,747	327,799
3.50% 2/1/2045	4,340,994	4,714,626
3.50%, 3/1/2045	180,479	196,584
3.50%, 4/1/2045	152,994	163,182
Security Description	Principal Amount	Value
3.50% 5/1/2045	$ 713,366	$ 771,261
3.50%, 7/1/2045	2,467,213	2,631,497
3.50% 8/1/2045	7,552,024	8,145,467
3.50%, 9/1/2045	888,555	962,507
3.50% 11/1/2045	3,327,727	3,566,088
3.50% 12/1/2045	691,225	737,251
3.50% 2/1/2046	1,171,291	1,246,658
3.50%, 3/1/2046	174,732	189,274
3.50% 4/1/2046	1,080,166	1,148,383
3.50% 6/1/2046	772,626	822,997
3.50% 8/1/2046	7,318,202	7,859,564
3.50%, 10/1/2046	638,089	679,688
3.50% 2/1/2047	1,905,205	2,051,205
3.50%, 3/1/2047	764,204	806,494
3.50% 4/1/2047	866,040	930,364
3.50% 5/1/2047	21,151,270	22,566,014
3.50%, 7/1/2047	9,729,082	10,540,795
3.50% 9/1/2047	1,847,858	1,993,142
3.50%, 10/1/2047	313,991	331,367
3.50% 11/1/2047	9,017,063	9,564,635
3.50% 12/1/2047	1,014,980	1,081,063
3.50% 1/1/2048	3,780,220	4,012,464
3.50% 2/1/2048	4,979,003	5,399,177
3.50% 3/1/2048	9,977,285	10,875,946
3.50%, 4/1/2048	228,756	249,803
3.50% 5/1/2048	2,429,537	2,635,715
3.50%, 6/1/2048	690,195	727,159
3.50%, 7/1/2048	14,111,511	15,051,150
3.50%, 8/1/2048	296,294	321,172
3.50%, 9/1/2048	120,526	127,017
3.50%, 11/1/2048	4,748,321	5,011,087
3.50% 4/1/2049	5,205,681	5,634,117
3.50%, 8/1/2049	12,077,005	12,692,472
3.50%, 9/1/2049	933,901	993,150
3.50%, 10/1/2049	5,186,188	5,450,486
3.50%, 11/1/2049	2,798,428	2,941,041
4.00%, 7/1/2021	4,575	4,616
4.00%, 8/1/2026	41,315	43,899
4.00%, 11/1/2033	143,872	152,189
4.00%, 1/1/2034	191,928	208,704
4.00%, 8/1/2034	1,122,168	1,225,525
4.00%, 5/1/2037	152,846	162,730
4.00%, 9/1/2038	350,671	373,180
4.00%, 2/1/2039	1,469,129	1,563,430
4.00%, 12/1/2039	3,634,297	3,994,212
4.00%, 9/1/2040	1,175,660	1,292,013
4.00%, 10/1/2040	222,141	244,125
4.00%, 12/1/2040	186,304	204,743
4.00%, 2/1/2041	261,108	286,949
4.00% 10/1/2041	890,443	976,140
4.00%, 12/1/2041	90,332	99,004
4.00%, 2/1/2042	400,180	438,596
4.00%, 4/1/2042	362,960	399,021
4.00%, 9/1/2043	392,000	428,636
4.00% 10/1/2043	568,402	621,525

See accompanying notes to financial statements.
151

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 12/1/2043	$ 120,378	$ 131,628
4.00%, 2/1/2044	115,845	126,672
4.00%, 5/1/2044	423,045	467,682
4.00%, 6/1/2044	81,099	87,906
4.00% 7/1/2044	3,277,288	3,552,376
4.00%, 8/1/2044	398,370	450,041
4.00%, 9/1/2044	55,225	59,861
4.00% 10/1/2044	71,641	77,655
4.00%, 11/1/2044	631,554	684,566
4.00% 12/1/2044	1,956,603	2,204,956
4.00%, 3/1/2045	3,189,952	3,506,882
4.00% 6/1/2045	989,705	1,074,037
4.00%, 7/1/2045	1,418,609	1,541,890
4.00%, 8/1/2045	752,641	822,983
4.00% 9/1/2045	441,091	479,422
4.00% 12/1/2045	1,281,771	1,413,663
4.00%, 2/1/2046	183,919	199,902
4.00% 3/1/2046	18,382,365	20,144,841
4.00% 4/1/2046	1,162,607	1,259,681
4.00%, 6/1/2046	220,474	246,664
4.00%, 7/1/2046	552,830	595,771
4.00%, 9/1/2046	243,013	274,513
4.00%, 11/1/2046	6,306,104	6,932,630
4.00%, 2/1/2047	272,683	302,557
4.00%, 3/1/2047	249,111	269,735
4.00% 4/1/2047	22,531,784	24,996,538
4.00% 5/1/2047	1,623,665	1,742,163
4.00%, 6/1/2047	153,572	163,703
4.00% 7/1/2047	5,038,613	5,505,956
4.00% 8/1/2047	1,633,002	1,755,732
4.00%, 9/1/2047	523,180	557,695
4.00% 10/1/2047	16,237,864	17,309,091
4.00%, 1/1/2048	303,223	323,227
4.00%, 4/1/2048	230,289	251,149
4.00% 5/1/2048	670,520	709,001
4.00% 7/1/2048	5,578,014	5,898,523
4.00%, 8/1/2048	621,621	657,296
4.00%, 9/1/2048	712,806	758,066
4.00%, 10/1/2048	4,677,925	5,084,447
4.00% 11/1/2048	3,774,388	3,991,593
4.00% 12/1/2048	8,261,068	8,735,175
4.00%, 2/1/2049	172,705	183,671
4.00%, 3/1/2049	235,717	249,675
4.00%, 4/1/2049	491,818	533,461
4.00%, 5/1/2049	306,773	324,938
4.00%, 6/1/2049	720,887	768,445
4.00% 7/1/2049	10,896,547	12,090,576
4.00% 8/1/2049	13,733,133	14,713,912
4.50%, 11/1/2024	19,615	20,578
4.50%, 3/1/2029	1,598,949	1,680,024
4.50%, 4/1/2031	57,787	63,400
4.50%, 9/1/2040	2,801,115	3,119,357
4.50%, 5/1/2041	150,544	167,647
4.50%, 9/1/2041	88,287	98,591
4.50%, 1/1/2042	176,469	197,066
Security Description	Principal Amount	Value
4.50% 9/1/2043	$ 374,767	$ 417,428
4.50%, 10/1/2043	160,049	178,445
4.50% 12/1/2043	1,098,633	1,245,870
4.50%, 3/1/2044	63,538	70,328
4.50%, 4/1/2044	55,981	61,963
4.50%, 5/1/2044	169,735	189,244
4.50% 6/1/2044	246,894	273,276
4.50%, 10/1/2044	183,252	202,834
4.50%, 5/1/2045	423,137	481,919
4.50%, 7/1/2046	197,088	224,467
4.50%, 8/1/2046	365,604	408,258
4.50%, 5/1/2047	3,115,981	3,479,673
4.50%, 8/1/2047	214,038	230,448
4.50%, 9/1/2047	421,643	453,970
4.50%, 12/1/2047	385,856	415,439
4.50%, 6/1/2048	476,324	513,094
4.50% 7/1/2048	255,840	275,589
4.50% 8/1/2048	1,126,812	1,223,213
4.50% 9/1/2048	3,692,343	3,977,060
4.50% 10/1/2048	15,486,292	16,639,083
4.50% 11/1/2048	11,813,765	12,873,998
4.50%, 12/1/2048	493,329	530,052
4.50% 2/1/2049	16,354,845	17,770,238
4.50%, 4/1/2049	872,551	939,184
4.50% 5/1/2049	7,939,520	8,599,377
4.50%, 9/1/2049	3,851,076	4,145,166
5.00%, 6/1/2039	358,602	411,231
5.00%, 8/1/2039	425,502	485,778
5.00%, 6/1/2040	228,087	260,042
5.00%, 7/1/2040	112,320	128,056
5.00%, 9/1/2040	112,214	127,935
5.00%, 2/1/2041	76,130	86,795
5.00%, 3/1/2042	184,412	210,248
5.00%, 7/1/2044	60,206	66,658
5.00%, 1/1/2045	61,299	67,868
5.00%, 5/1/2048	1,828,401	2,001,220
5.00%, 7/1/2048	713,773	779,387
5.00% 8/1/2048	585,602	660,629
5.00%, 9/1/2048	1,882,646	2,055,703
5.00%, 1/1/2049	310,157	338,668
5.00%, 8/1/2049	3,018,511	3,295,989
5.00%, 10/1/2049	2,298,342	2,515,578
5.50%, 1/1/2035	283,484	331,788
5.50%, 4/1/2036	142,586	167,338
5.50%, 11/1/2038	57,467	66,599
5.50%, 12/1/2038	26,828	31,075
5.50%, 12/1/2039	57,192	66,280
5.50%, 7/1/2041	124,465	145,092
6.00%, 1/1/2037	23,293	26,720
6.00%, 9/1/2037	40,924	48,964
6.00%, 9/1/2039	32,057	38,170
6.00%, 6/1/2040	74,868	89,218
6.00%, 10/1/2040	98,443	117,363
TBA, 2.00%, 7/1/2035 (a)	6,850,000	7,086,325
TBA, 2.00%, 7/1/2050 (a)	8,000,000	8,185,360

See accompanying notes to financial statements.
152

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TBA, 2.50%, 7/1/2035 (a)	$ 15,500,000	$ 16,226,485
TBA, 2.50%, 7/1/2050 (a)	74,425,000	77,585,085
TBA, 3.00%, 7/1/2035 (a)	571,372	600,512
TBA, 3.00%, 7/1/2050 (a)	22,640,000	23,844,674
TBA, 4.50%, 7/1/2050 (a)	5,000,000	5,372,550
Government National Mortgage Association:
2.50%, 1/20/2043	65,921	70,018
2.50%, 3/20/2043	401,270	426,033
2.50%, 12/20/2046	1,027,307	1,089,398
2.50%, 12/20/2049	2,453,153	2,584,937
2.50%, 1/20/2050	2,561,666	2,699,279
2.50%, 2/20/2050	2,868,825	3,022,682
3.00%, 5/20/2032	385,362	406,388
3.00%, 5/15/2042	115,331	123,383
3.00%, 7/20/2042	209,606	224,922
3.00%, 8/20/2042	262,032	281,179
3.00%, 9/20/2042	318,314	341,574
3.00%, 12/20/2042	267,052	286,566
3.00%, 1/20/2043	404,681	434,251
3.00%, 3/20/2043	319,650	343,598
3.00%, 4/20/2043	194,525	209,099
3.00%, 8/20/2043	563,374	605,581
3.00%, 10/20/2043	1,244,447	1,337,681
3.00%, 11/20/2044	224,684	239,362
3.00%, 12/20/2044	514,561	548,176
3.00%, 2/15/2045	104,850	112,807
3.00%, 3/15/2045	95,437	101,306
3.00%, 3/20/2045	55,642	59,192
3.00%, 4/20/2045	171,130	182,049
3.00%, 5/20/2045	222,034	236,201
3.00%, 6/20/2045	10,268,656	10,923,868
3.00%, 7/20/2045	2,240,934	2,383,921
3.00%, 8/20/2045	92,009	97,880
3.00%, 9/20/2045	571,846	608,333
3.00%, 12/20/2045	252,503	268,614
3.00%, 1/20/2046	374,220	398,098
3.00% 2/20/2046	9,833,061	10,521,015
3.00%, 5/20/2046	313,182	332,661
3.00%, 6/20/2046	4,161,464	4,420,287
3.00%, 7/20/2046	227,681	241,841
3.00%, 8/20/2046	14,699,815	15,614,071
3.00%, 9/20/2046	1,493,273	1,586,148
3.00%, 10/20/2046	1,265,475	1,344,181
3.00%, 12/20/2046	759,892	807,154
3.00%, 1/20/2047	2,108,128	2,239,243
3.00%, 2/20/2047	472,678	502,076
3.00%, 6/20/2047	142,554	151,215
3.00%, 7/20/2047	10,174,287	10,792,411
3.00%, 10/20/2047	1,015,277	1,076,959
3.00%, 11/20/2047	716,176	759,686
3.00%, 1/20/2048	1,909,915	2,025,950
3.00%, 9/20/2048	635,161	673,749
3.00%, 12/20/2048	292,004	309,744
3.00%, 6/20/2049	315,242	334,088
Security Description	Principal Amount	Value
3.00%, 9/20/2049	$ 9,138,397	$ 9,701,181
3.00%, 12/20/2049	4,997,586	5,305,360
3.00%, 1/20/2050	48,217,216	51,186,654
3.00%, 6/20/2050	7,000,000	7,425,434
3.50%, 12/20/2041	199,653	217,996
3.50%, 2/15/2042	180,632	197,622
3.50%, 4/15/2042	77,577	84,874
3.50%, 6/20/2042	456,285	496,067
3.50%, 10/20/2042	1,145,787	1,245,684
3.50%, 11/20/2042	50,987	55,432
3.50%, 2/20/2043	166,904	181,249
3.50% 3/20/2043	205,386	224,055
3.50% 4/20/2043	241,178	262,093
3.50%, 5/20/2043	191,246	207,684
3.50%, 7/20/2043	1,026,453	1,114,674
3.50%, 9/20/2043	233,222	253,267
3.50%, 10/20/2043	1,202,920	1,306,308
3.50%, 3/20/2044	1,770,795	1,922,991
3.50%, 4/20/2044	188,433	203,309
3.50%, 5/20/2044	200,513	216,343
3.50%, 6/20/2044	4,941,408	5,331,534
3.50%, 7/20/2044	101,446	109,456
3.50%, 8/20/2044	147,627	159,282
3.50%, 10/20/2044	3,793,636	4,093,145
3.50%, 12/20/2044	41,691	44,982
3.50%, 1/20/2045	1,492,923	1,610,790
3.50%, 2/20/2045	451,016	486,624
3.50%, 3/20/2045	51,840	55,613
3.50% 4/20/2045	174,607	187,629
3.50%, 5/20/2045	451,260	484,111
3.50%, 6/20/2045	93,270	100,060
3.50%, 7/20/2045	797,568	855,630
3.50%, 8/20/2045	481,542	516,597
3.50%, 9/20/2045	251,827	270,160
3.50%, 10/20/2045	847,734	909,448
3.50%, 11/20/2045	582,437	624,838
3.50%, 12/20/2045	61,302	65,765
3.50%, 1/20/2046	209,335	224,574
3.50%, 2/20/2046	103,797	111,354
3.50%, 4/20/2046	4,817,304	5,147,123
3.50%, 5/20/2046	1,571,482	1,679,075
3.50%, 6/20/2046	1,396,830	1,492,465
3.50%, 7/20/2046	21,954,556	23,457,687
3.50%, 8/20/2046	869,490	929,021
3.50%, 9/20/2046	970,410	1,036,849
3.50%, 10/20/2046	1,073,569	1,147,072
3.50%, 12/20/2046	586,480	626,633
3.50%, 1/20/2047	214,019	228,672
3.50%, 2/20/2047	570,314	609,361
3.50%, 3/20/2047	758,927	806,893
3.50%, 5/20/2047	801,549	852,208
3.50%, 6/20/2047	449,235	477,628
3.50%, 7/20/2047	546,023	580,533
3.50%, 8/20/2047	956,050	1,016,474
3.50%, 9/20/2047	1,430,918	1,521,353

See accompanying notes to financial statements.
153

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 10/20/2047	$ 495,132	$ 526,425
3.50%, 12/20/2047	3,837,488	4,080,023
3.50%, 1/20/2048	2,495,428	2,653,143
3.50%, 2/20/2048	2,531,356	2,691,341
3.50%, 6/20/2048	203,234	215,820
3.50%, 8/20/2048	149,937	159,222
3.50%, 2/20/2049	226,088	240,089
3.50%, 6/20/2049	1,004,072	1,060,156
3.50%, 7/20/2049	3,300,459	3,484,813
3.50%, 8/20/2049	4,958,846	5,235,832
3.50%, 9/20/2049	8,565,373	9,043,808
3.50%, 10/20/2049	37,139,786	39,214,297
3.50%, 11/20/2049	20,700,109	21,856,351
3.50%, 1/20/2050	14,619,938	15,436,562
4.00%, 2/15/2040	7,889	8,700
4.00%, 4/15/2040	99,864	110,150
4.00%, 11/20/2041	93,403	103,291
4.00%, 2/20/2042	103,169	114,092
4.00%, 5/20/2042	89,415	98,598
4.00%, 8/20/2042	41,374	45,623
4.00%, 8/20/2043	107,268	117,945
4.00%, 11/20/2043	661,745	727,612
4.00%, 3/20/2044	117,124	128,492
4.00%, 7/15/2044	116,165	124,892
4.00%, 7/20/2044	117,895	129,337
4.00%, 8/20/2044	281,193	308,485
4.00%, 12/20/2044	294,161	322,712
4.00%, 1/20/2045	103,029	113,029
4.00%, 2/20/2045	313,079	343,466
4.00%, 5/15/2045	57,108	62,125
4.00%, 6/15/2045	76,034	82,713
4.00%, 7/20/2045	407,913	443,382
4.00%, 8/20/2045	79,964	86,917
4.00%, 10/20/2045	154,807	168,268
4.00%, 11/20/2045	413,372	449,316
4.00%, 1/20/2046	98,564	107,134
4.00%, 4/20/2046	334,070	363,119
4.00%, 5/20/2046	725,974	781,995
4.00%, 1/20/2047	624,758	672,968
4.00%, 3/20/2047	437,869	471,658
4.00%, 4/20/2047	110,942	119,016
4.00%, 5/20/2047	273,104	292,980
4.00%, 6/20/2047	288,090	309,057
4.00%, 8/20/2047	308,178	330,606
4.00%, 9/20/2047	988,753	1,060,714
4.00%, 11/20/2047	1,627,551	1,746,002
4.00%, 2/20/2048	3,500,958	3,755,755
4.00%, 3/20/2048	5,494,083	5,893,937
4.00%, 6/20/2048	599,361	639,746
4.00%, 8/20/2048	282,436	301,467
4.00%, 9/20/2048	612,947	654,248
4.00%, 11/20/2048	818,782	873,952
4.00%, 3/20/2049	892,639	947,029
4.00%, 4/20/2049	378,685	401,759
4.00%, 5/20/2049	2,757,859	2,925,897
Security Description	Principal Amount	Value
4.00%, 6/20/2049	$ 12,704,879	$ 13,478,998
4.00%, 7/20/2049	38,792,229	41,155,872
4.00%, 1/20/2050	475,775	504,765
4.50%, 6/15/2039	21,669	24,295
4.50%, 4/15/2040	97,111	109,428
4.50%, 6/15/2040	75,424	84,990
4.50%, 9/20/2040	91,285	102,683
4.50%, 3/15/2041	51,385	57,903
4.50%, 6/15/2041	23,716	26,719
4.50%, 7/15/2041	38,127	42,954
4.50%, 7/20/2041	170,983	192,383
4.50%, 12/20/2041	147,809	166,264
4.50%, 10/20/2043	38,842	43,644
4.50%, 12/20/2043	105,241	118,250
4.50%, 1/20/2044	82,697	92,919
4.50%, 4/20/2044	118,991	133,699
4.50%, 5/20/2045	64,518	72,322
4.50%, 10/20/2045	95,439	106,983
4.50%, 11/20/2045	245,948	275,697
4.50%, 1/20/2046	4,785,988	5,364,884
4.50%, 6/20/2046	200,887	225,186
4.50%, 7/20/2046	113,129	126,813
4.50%, 12/20/2046	440,220	494,636
4.50%, 6/20/2047	1,426,892	1,550,931
4.50%, 8/20/2047	207,629	224,105
4.50%, 12/20/2047	114,755	123,860
4.50%, 1/20/2048	233,099	251,596
4.50%, 3/20/2048	138,952	149,977
4.50%, 4/20/2048	3,038,184	3,279,265
4.50%, 6/20/2048	203,756	219,201
4.50%, 8/20/2048	236,292	254,202
4.50%, 9/20/2048	446,340	480,172
4.50%, 11/20/2048	296,894	319,398
4.50%, 12/20/2048	6,510,429	7,003,912
4.50%, 2/20/2049	165,234	177,759
4.50%, 4/20/2049	806,320	867,438
4.50%, 5/20/2049	659,411	704,311
4.50%, 6/20/2049	10,999,295	11,748,243
4.50%, 7/20/2049	3,721,003	3,974,367
4.50%, 9/20/2049	1,562,730	1,669,136
5.00%, 12/15/2038	33,426	38,282
5.00%, 5/15/2039	36,179	40,183
5.00%, 11/20/2042	144,197	163,772
5.00%, 3/20/2043	29,602	33,660
5.00%, 4/20/2043	69,258	78,660
5.00%, 5/20/2043	24,183	27,466
5.00%, 8/20/2043	116,906	133,646
5.00%, 5/20/2044	61,803	70,653
5.00%, 6/20/2044	37,752	43,158
5.00%, 7/20/2044	94,977	108,626
5.00%, 12/20/2045	468,099	535,128
5.00%, 4/20/2048	85,599	93,323
5.00%, 5/20/2048	569,716	621,124
5.00%, 7/20/2048	202,563	219,643
5.00%, 10/20/2048	324,420	351,774

See accompanying notes to financial statements.
154

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 1/20/2049	$ 2,304,550	$ 2,498,867
5.00%, 4/20/2049	1,011,905	1,097,227
5.00%, 6/20/2049	6,698,078	7,262,852
5.00%, 7/20/2049	939,412	1,018,622
5.50%, 9/15/2035	29,916	32,703
5.50%, 7/15/2038	12,164	13,678
5.50%, 3/15/2039	76,601	90,390
5.50%, 2/20/2049	209,824	225,081
6.00%, 8/15/2040	27,968	33,214
6.00%, 9/15/2040	48,439	57,815
6.00%, 1/20/2046	153,424	170,888
TBA, 2.50%, 7/1/2050 (a)	20,150,000	21,207,270
TBA, 3.00%, 7/1/2050 (a)	22,750,000	24,098,165
TBA, 3.50%, 7/1/2050 (a)	1,500,000	1,582,620
TBA, 4.00%, 7/1/2050 (a)	4,500,000	4,770,810
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,948,171,491)		1,988,301,507

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (b) (c) (Cost $191,174,278)	191,180,088	$ 191,256,560
TOTAL INVESTMENTS — 109.0% (Cost $2,139,345,769)		2,179,558,067
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(179,536,252)
NET ASSETS — 100.0%		$ 2,000,021,815
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
TBA	To Be Announced

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes Futures	452	09/21/2020	$62,706,128	$62,905,688	$199,560
During the period ended June 30, 2020, average notional value related to futures contracts was $18,399,957.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$1,988,301,507	$—	$1,988,301,507
Short-Term Investment	191,256,560	—	—	191,256,560
TOTAL INVESTMENTS	$191,256,560	$1,988,301,507	$—	$2,179,558,067
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	199,560	—	—	199,560
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 199,560	$ —	$—	$ 199,560
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$191,456,120	$1,988,301,507	$—	$2,179,757,627
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
155

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$1,258,885,686	$1,067,461,803	$(249,605)	$82,282	191,180,088	$191,256,560	$1,665,425
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,526,747	9,526,747	28,319,640	37,846,387	—	—	—	—	62,504
Total		$9,526,747	$1,287,205,326	$1,105,308,190	$(249,605)	$82,282		$191,256,560	$1,727,929
See accompanying notes to financial statements.
156

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157

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$5,106,706,069	$6,275,258,316	$723,262,744
Investments in affiliated issuers, at value	653,400,385	423,420,806	15,020,810
Total Investments	5,760,106,454	6,698,679,122	738,283,554
Cash	—	2,461,478	528
Receivable for investments sold	83,585,757	12,798,462	2,599,614
Receivable for fund shares sold	6,157,395	58,317,430	9,433,493
Dividends receivable — affiliated issuers	80,638	3,242	425
Interest receivable — unaffiliated issuers	26,611,290	50,184,083	6,854,598
Securities lending income receivable — unaffiliated issuers	1,096	4,439	68
Securities lending income receivable — affiliated issuers	117,412	108,364	4,602
Receivable for foreign taxes recoverable	3,258	17,284	—
Other Receivable	—	—	—
TOTAL ASSETS	5,876,663,300	6,822,573,904	757,176,882
LIABILITIES
Due to Broker	320,000	—	—
Due to custodian	626,949	—	—
Payable upon return of securities loaned	403,278,489	403,145,498	14,414,590
Payable for investments purchased	318,168,576	84,314,521	11,621,626
Payable for fund shares repurchased	—	—	—
Advisory fee payable	171,375	365,102	41,285
Trustees’ fees and expenses payable	2,049	2,227	282
Accrued expenses and other liabilities	349,535	—	528
TOTAL LIABILITIES	722,916,973	487,827,348	26,078,311
NET ASSETS	$5,153,746,327	$6,334,746,556	$731,098,571
NET ASSETS CONSIST OF:
Paid-in Capital	$4,854,586,603	$6,199,287,447	$716,130,631
Total distributable earnings (loss)	299,159,724	135,459,109	14,967,940
NET ASSETS	$5,153,746,327	$6,334,746,556	$731,098,571
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.79	$ 36.45	$ 31.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	167,400,264	173,800,072	23,249,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,791,869,352	$6,104,396,038	$701,282,396
Investments in affiliated issuers	653,328,813	423,420,806	15,020,810
Total cost of investments	$5,445,198,165	$6,527,816,844	$716,303,206
* Includes investments in securities on loan, at value	$ 413,438,131	$ 465,212,210	$ 15,306,885
See accompanying notes to financial statements.
158

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$2,395,008,175	$6,512,216,408	$3,184,976,826	$1,785,490,406	$4,152,455,347
390,437,058	299,574,125	278,812,709	483,423,801	216,111,067
2,785,445,233	6,811,790,533	3,463,789,535	2,268,914,207	4,368,566,414
—	25,837,089	—	—	—
29,108,299	13,463,014	3,068,519	15,323,438	70,009,800
56,318,848	50,073,824	21,496,628	—	1,744,156,116
145	258,471	288	—	174
13,569,400	49,330,289	12,647,948	4,825,899	18,707,470
82,634	1,084	296	—	—
—	49,749	60,164	97,124	69,967
—	27,268	—	—	—
—	—	—	—	1,086
2,884,524,559	6,950,831,321	3,501,063,378	2,289,160,668	6,201,511,027

—	—	—	—	—
—	—	—	12,681	—
389,640,906	166,487,328	276,433,451	483,423,801	212,738,390
82,445,716	108,427,354	21,480,631	14,586,732	1,814,760,421
—	12,524,360	3,070,947	—	—
108,341	378,483	149,743	171,281	110,273
824	2,750	474	756	399
—	—	—	—	—
472,195,787	287,820,275	301,135,246	498,195,251	2,027,609,483
$2,412,328,772	$6,663,011,046	$3,199,928,132	$1,790,965,417	$4,173,901,544

$2,225,125,342	$6,566,647,944	$3,185,280,251	$1,677,043,461	$4,136,443,548
187,203,430	96,363,102	14,647,881	113,921,956	37,457,996
$2,412,328,772	$6,663,011,046	$3,199,928,132	$1,790,965,417	$4,173,901,544

$ 46.93	$ 31.31	$ 30.71	$ 30.10	$ 33.21
51,400,000	212,800,000	104,200,000	59,500,450	125,700,336

$2,189,737,867	$6,397,729,863	$3,170,328,945	$1,651,161,459	$4,110,386,670
390,437,058	299,574,125	278,812,709	483,423,801	216,111,067
$2,580,174,925	$6,697,303,988	$3,449,141,654	$2,134,585,260	$4,326,497,737
$ 380,193,773	$ 178,970,981	$ 282,078,476	$ 474,314,716	$ 208,437,805
159

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
June 30, 2020

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$101,009,300	$192,782,357	$1,988,301,507
Investments in affiliated issuers, at value	9,733,264	6,326,563	191,256,560
Total Investments	110,742,564	199,108,920	2,179,558,067
Net cash at broker	—	—	57,880
Cash	30,922	25,660	—
Receivable from broker — accumulated variation margin on futures contracts	—	—	199,899
Receivable for investments sold	698,485	530,905	—
Receivable for fund shares sold	2,438,597	3,510,136	5,347,650
Dividends receivable — affiliated issuers	260	125	56,993
Interest receivable — unaffiliated issuers	1,653,868	1,652,493	4,984,456
Securities lending income receivable — unaffiliated issuers	53	125	—
Securities lending income receivable — affiliated issuers	3,421	1,392	—
Receivable from Adviser	26	—	32,618
Receivable for foreign taxes recoverable	1,247	1,180	—
TOTAL ASSETS	115,569,443	204,830,936	2,190,237,563
LIABILITIES
Payable upon return of securities loaned	8,645,524	5,850,283	—
Payable for investments purchased	4,501,908	4,133,086	190,117,819
Advisory fee payable	11,951	9,032	97,856
Trustees’ fees and expenses payable	36	32	73
Accrued expenses and other liabilities	19,460	25,660	—
TOTAL LIABILITIES	13,178,879	10,018,093	190,215,748
NET ASSETS	$102,390,564	$194,812,843	$2,000,021,815
NET ASSETS CONSIST OF:
Paid-in Capital	$108,523,348	$183,367,604	$1,972,786,710
Total distributable earnings (loss)	(6,132,784)	11,445,239	27,235,105
NET ASSETS	$102,390,564	$194,812,843	$2,000,021,815
NET ASSET VALUE PER SHARE
Net asset value per share	$ 24.38	$ 35.10	$ 26.74
Shares outstanding (unlimited amount authorized, $0.01 par value)	4,200,000	5,550,000	74,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$103,819,612	$181,016,379	$1,948,171,491
Investments in affiliated issuers	9,733,264	6,326,563	191,174,278
Total cost of investments	$113,552,876	$187,342,942	$2,139,345,769
* Includes investments in securities on loan, at value	$ 8,757,755	$ 8,083,742	$ —
See accompanying notes to financial statements.
160

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161

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$122,165,974	$144,359,937	$23,893,605
Dividend income — affiliated issuers	2,280,144	154,641	21,870
Unaffiliated securities lending income	25,327	84,773	2,949
Affiliated securities lending income	1,033,207	779,505	32,037
TOTAL INVESTMENT INCOME (LOSS)	125,504,652	145,378,856	23,950,461
EXPENSES
Advisory fee	1,933,244	3,661,257	457,728
Trustees’ fees and expenses	66,137	70,846	9,119
Miscellaneous expenses	2,680	3,105	330
TOTAL EXPENSES	2,002,061	3,735,208	467,177
NET INVESTMENT INCOME (LOSS)	$123,502,591	$141,643,648	$23,483,284
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	5,896,099	(14,995,483)	(835,921)
Investments — affiliated issuers	(123,621)	5,697	195
In-kind redemptions — unaffiliated issuers	66,739,937	200,904,995	56,355,607
Net realized gain (loss)	72,512,415	185,915,209	55,519,881
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	185,644,888	55,047,941	(9,932,909)
Investments — affiliated issuers	71,572	—	—
Net change in unrealized appreciation/depreciation	185,716,460	55,047,941	(9,932,909)
NET REALIZED AND UNREALIZED GAIN (LOSS)	258,228,875	240,963,150	45,586,972
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$381,731,466	$382,606,798	$69,070,256
See accompanying notes to financial statements.
162

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$ 46,076,481	$154,274,569	$30,757,208	$ 14,955,786	$ 21,993,162
48,317	409,627	33,341	27,209	19,297
—	26,498	12,757	5,270	189
700,461	453,715	567,493	707,785	412,316
46,825,259	155,164,409	31,370,799	15,696,050	22,424,964

1,294,061	4,300,946	1,301,377	2,176,672	882,962
31,127	84,539	25,794	24,058	18,311
1,138	3,701	624	1,173	558
1,326,326	4,389,186	1,327,795	2,201,903	901,831
$ 45,498,933	$150,775,223	$30,043,004	$ 13,494,147	$ 21,523,133

4,061,908	9,274,943	5,438,006	(491,293)	3,582,162
—	1,380	—	—	—
333,951,473	30,294,497	52,477,299	33,886,821	98,030,443
338,013,381	39,570,820	57,915,305	33,395,528	101,612,605

101,619,034	60,402,454	1,808,651	99,639,238	18,314,844
—	—	—	—	—
101,619,034	60,402,454	1,808,651	99,639,238	18,314,844
439,632,415	99,973,274	59,723,956	133,034,766	119,927,449
$485,131,348	$250,748,497	$89,766,960	$146,528,913	$141,450,582
163

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Year Ended June 30, 2020

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 5,300,177	$ 3,675,249	$20,971,017
Dividend income — affiliated issuers	10,492	4,948	1,727,929
Unaffiliated securities lending income	2,071	1,743	—
Affiliated securities lending income	50,302	10,239	—
TOTAL INVESTMENT INCOME (LOSS)	5,363,042	3,692,179	22,698,946
EXPENSES
Advisory fee	129,450	67,671	659,466
Trustees’ fees and expenses	1,151	1,341	10,079
Miscellaneous expenses	55	36	181
TOTAL EXPENSES	130,656	69,048	669,726
Expenses waived/reimbursed by the Adviser	—	—	(219,822)
NET EXPENSES	130,656	69,048	449,904
NET INVESTMENT INCOME (LOSS)	$ 5,232,386	$ 3,623,131	$22,249,042
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(3,020,519)	(166,008)	4,664,166
Investments — affiliated issuers	(322)	612	(249,605)
In-kind redemptions — unaffiliated issuers	(2,355,685)	—	—
Futures contracts	—	—	2,235,926
Net realized gain (loss)	(5,376,526)	(165,396)	6,650,487
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(3,282,593)	8,551,104	38,930,060
Investments — affiliated issuers	—	—	82,282
Futures contracts	—	—	199,560
Net change in unrealized appreciation/depreciation	(3,282,593)	8,551,104	39,211,902
NET REALIZED AND UNREALIZED GAIN (LOSS)	(8,659,119)	8,385,708	45,862,389
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,426,733)	$12,008,839	$68,111,431
See accompanying notes to financial statements.
164

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165

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 123,502,591	$ 103,971,842	$ 141,643,648	$ 131,011,782
Net realized gain (loss)	72,512,415	1,539,150	185,915,209	19,000,484
Net change in unrealized appreciation/depreciation	185,716,460	179,126,622	55,047,941	195,119,035
Net increase (decrease) in net assets resulting from operations	381,731,466	284,637,614	382,606,798	345,131,301
Net equalization credits and charges	901,035	925,766	1,599,094	1,947,052
Distributions to shareholders	(132,275,229)	(104,552,985)	(145,543,429)	(128,933,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	3,305,612,103	1,538,940,962	10,008,994,048	6,158,422,510
Cost of shares redeemed	(2,478,968,421)	(636,645,879)	(8,698,579,617)	(4,894,232,835)
Net income equalization	(901,035)	(925,766)	(1,599,094)	(1,947,052)
Other Capital	912,941	343,812	465,995	89,243
Net increase (decrease) in net assets from beneficial interest transactions	826,655,588	901,713,129	1,309,281,332	1,262,331,866
Net increase (decrease) in net assets during the period	1,077,012,860	1,082,723,524	1,547,943,795	1,480,477,047
Net assets at beginning of period	4,076,733,467	2,994,009,943	4,786,802,761	3,306,325,714
NET ASSETS AT END OF PERIOD	$ 5,153,746,327	$4,076,733,467	$ 6,334,746,556	$ 4,786,802,761
SHARES OF BENEFICIAL INTEREST:
Shares sold	110,600,000	55,000,000	282,600,000	183,300,000
Shares redeemed	(83,000,000)	(22,600,000)	(245,900,000)	(145,600,000)
Net increase (decrease) from share transactions	27,600,000	32,400,000	36,700,000	37,700,000
See accompanying notes to financial statements.
166

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 23,483,284	$ 18,738,977	$ 45,498,933	$ 40,999,607	$ 150,775,223	$ 132,641,516
55,519,881	5,744,229	338,013,381	16,155,984	39,570,820	(4,411,100)
(9,932,909)	49,652,553	101,619,034	142,880,660	60,402,454	101,321,370
69,070,256	74,135,759	485,131,348	200,036,251	250,748,497	229,551,786
(267,420)	418,574	(644,686)	673,200	1,305,942	1,075,967
(23,426,297)	(18,203,823)	(46,533,203)	(38,941,692)	(155,616,369)	(129,947,147)

1,768,980,568	908,593,912	2,105,798,548	2,429,973,084	4,402,229,121	3,653,656,953
(1,725,722,971)	(653,432,023)	(2,510,897,594)	(1,190,031,423)	(3,098,412,693)	(2,784,798,044)
267,420	(418,574)	644,686	(673,200)	(1,305,942)	(1,075,967)
189,676	87,613	3,309	816	146,525	38,381
43,714,693	254,830,928	(404,451,051)	1,239,269,277	1,302,657,011	867,821,323
89,091,232	311,181,438	33,502,408	1,401,037,036	1,399,095,081	968,501,929
642,007,339	330,825,901	2,378,826,364	977,789,328	5,263,915,965	4,295,414,036
$ 731,098,571	$ 642,007,339	$ 2,412,328,772	$ 2,378,826,364	$ 6,663,011,046	$ 5,263,915,965

58,700,000	34,300,000	48,800,000	68,200,000	142,700,000	120,600,000
(57,800,000)	(24,600,000)	(59,600,000)	(33,900,000)	(101,000,000)	(91,900,000)
900,000	9,700,000	(10,800,000)	34,300,000	41,700,000	28,700,000
167

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,043,004	$ 19,268,495	$ 13,494,147	$ 35,766,185
Net realized gain (loss)	57,915,305	1,538,140	33,395,528	2,746,578
Net change in unrealized appreciation/depreciation	1,808,651	15,263,867	99,639,238	44,962,137
Net increase (decrease) in net assets resulting from operations	89,766,960	36,070,502	146,528,913	83,474,900
Net equalization credits and charges	617,316	629,902	(823,104)	(3,353,894)
Distributions to shareholders	(32,020,234)	(18,269,257)	(35,942,292)	(40,418,451)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	4,015,840,451	1,167,403,081	542,906,646	650,422,709
Cost of shares redeemed	(2,193,790,392)	(352,594,231)	(509,361,191)	(290,347,663)
Net income equalization	(617,316)	(629,902)	823,104	3,353,894
Other Capital	6,328	479	6,376	169
Net increase (decrease) in net assets from beneficial interest transactions	1,821,439,071	814,179,427	34,374,935	363,429,109
Net increase (decrease) in net assets during the period	1,879,803,113	832,610,574	144,138,452	403,131,664
Net assets at beginning of period	1,320,125,019	487,514,445	1,646,826,965	1,243,695,301
NET ASSETS AT END OF PERIOD	$ 3,199,928,132	$1,320,125,019	$1,790,965,417	$1,646,826,965
SHARES OF BENEFICIAL INTEREST:
Shares sold	131,800,000	39,400,000	18,800,000	24,000,000
Shares redeemed	(71,600,000)	(11,900,000)	(17,500,000)	(10,600,000)
Net increase (decrease) from share transactions	60,200,000	27,500,000	1,300,000	13,400,000
(a)	After the close of trading on September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 13.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The historical share activity presented here has been retroactively adjusted to reflect this split. See Note 13.
See accompanying notes to financial statements.
168

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Year Ended 6/30/20	Year Ended 6/30/19(b)	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19

$ 21,523,133	$ 16,152,614	$ 5,232,386	$ 3,414,534	$ 3,623,131	$ 1,776,292
101,612,605	750,334	(5,376,526)	149,839	(165,396)	30,412
18,314,844	37,074,953	(3,282,593)	2,038,131	8,551,104	3,574,599
141,450,582	53,977,901	(3,426,733)	5,602,504	12,008,839	5,381,303
1,568,516	(49,843)	23,364	6,876	114,261	110,344
(23,417,493)	(14,401,057)	(5,350,396)	(3,276,538)	(3,513,586)	(1,705,771)

4,749,482,858	1,992,037,812	76,291,386	20,630,330	112,029,681	55,101,060
(2,399,816,644)	(906,555,687)	(41,042,318)	(12,926,207)	—	—
(1,568,516)	49,843	(23,364)	(6,876)	(114,261)	(110,344)
3,091	203	17,213	2,694	2,513	13,278
2,348,100,789	1,085,532,171	35,242,917	7,699,941	111,917,933	55,003,994
2,467,702,394	1,125,059,172	26,489,152	10,032,783	120,527,447	58,789,870
1,706,199,150	581,139,978	75,901,412	65,868,629	74,285,396	15,495,526
$ 4,173,901,544	$1,706,199,150	$102,390,564	$ 75,901,412	$194,812,843	$74,285,396

145,500,000	66,000,000	3,000,000	800,000	3,300,000	1,750,000
(75,000,000)	(30,600,000)	(1,700,000)	(500,000)	—	—
70,500,000	35,400,000	1,300,000	300,000	3,300,000	1,750,000
169

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 22,249,042	$ 6,843,846
Net realized gain (loss)	6,650,487	(356,342)
Net change in unrealized appreciation/depreciation	39,211,902	8,240,664
Net increase (decrease) in net assets resulting from operations	68,111,431	14,728,168
Net equalization credits and charges	2,434,936	11,992
Distributions to shareholders	(31,330,879)	(7,994,169)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,970,679,714	160,263,657
Cost of shares redeemed	(232,870,166)	(171,617,008)
Net income equalization	(2,434,936)	(11,992)
Other Capital	1,029,994	161,156
Net increase (decrease) in net assets from beneficial interest transactions	1,736,404,606	(11,204,187)
Net increase (decrease) in net assets during the period	1,775,620,094	(4,458,196)
Net assets at beginning of period	224,401,721	228,859,917
NET ASSETS AT END OF PERIOD	$2,000,021,815	$ 224,401,721
SHARES OF BENEFICIAL INTEREST:
Shares sold	75,000,000	6,300,000
Shares redeemed	(8,800,000)	(6,700,000)
Net increase (decrease) from share transactions	66,200,000	(400,000)
See accompanying notes to financial statements.
170

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75
Income (loss) from investment operations:
Net investment income (loss) (b)	0.76	0.85	0.76	0.67	0.75
Net realized and unrealized gain (loss) (c)	1.67	1.28	(0.95)	(0.80)	0.92
Total from investment operations	2.43	2.13	(0.19)	(0.13)	1.67
Net equalization credits and charges (b)	0.01	0.01	0.04	(0.01)	0.01
Other capital (b)	0.01	0.00(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.82)	(0.86)	(0.78)	(0.76)	(0.75)
Net asset value, end of period	$ 30.79	$ 29.16	$ 27.88	$ 28.80	$ 29.69
Total return (e)	8.53%	7.88%	(0.52)%	(0.40)%	5.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,153,746	$4,076,733	$2,994,010	$1,077,191	$1,377,335
Ratios to average net assets:
Total expenses	0.04%	0.04%	0.05%	0.08%	0.08%
Net expenses	0.04%	0.04%	0.05%	0.08%	0.07%
Net investment income (loss)	2.56%	3.02%	2.67%	2.31%	2.58%
Portfolio turnover rate (f)	101%	82%	150%	46%	105%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
171

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.96	1.10	0.96	0.91	0.91
Net realized and unrealized gain (loss) (b)	1.56	1.62	(1.14)	(0.37)	0.81
Total from investment operations	2.52	2.72	(0.18)	0.54	1.72
Net equalization credits and charges (a)	0.01	0.02	0.01	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.99)	(1.09)	(0.95)	(0.91)	(0.91)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(0.99)	(1.09)	(0.95)	(0.91)	(0.91)
Net asset value, end of period	$ 36.45	$ 34.91	$ 33.26	$ 34.38	$ 34.73
Total return (d)	7.37%	8.45%	(0.51)%	1.65%	5.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,334,747	$4,786,803	$3,306,326	$2,090,046	$1,343,962
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	2.71%	3.29%	2.85%	2.65%	2.70%
Portfolio turnover rate (e)	35%	24%	30%	33%	26%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
172

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59
Income (loss) from investment operations:
Net investment income (loss) (b)	1.08	1.16	1.15	1.15	1.18
Net realized and unrealized gain (loss) (c)	2.73	2.54	(1.58)	(0.23)	2.40
Total from investment operations	3.81	3.70	(0.43)	0.92	3.58
Net equalization credits and charges (b)	(0.01)	0.03	(0.00)(d)	0.01	(0.05)
Other capital (b)	0.01	0.01	0.00(d)	0.00(d)	0.01
Distributions to shareholders from:
Net investment income	(1.09)	(1.16)	(1.15)	(1.15)	(1.18)
Net asset value, end of period	$ 31.45	$ 28.73	$ 26.15	$ 27.73	$ 27.95
Total return (e)	13.51%	14.81%	(1.67)%	3.50%	14.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$731,099	$642,007	$330,826	$232,916	$150,896
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	3.59%	4.41%	4.19%	4.22%	4.58%
Portfolio turnover rate (f)	22%	18%	21%	20%	14%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
173

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28
Income (loss) from investment operations:
Net investment income (loss) (b)	0.89	0.98	0.94	0.88	0.90
Net realized and unrealized gain (loss) (c)	8.71	3.17	(1.03)	(3.80)	5.52
Total from investment operations	9.60	4.15	(0.09)	(2.92)	6.42
Net equalization credits and charges (b)	(0.01)	0.02	0.02	0.02	0.04
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—
Distributions to shareholders from:
Net investment income	(0.90)	(0.98)	(0.93)	(0.88)	(0.91)
Net asset value, end of period	$ 46.93	$ 38.24	$ 35.05	$ 36.05	$ 39.83
Total return (e)	25.37%	12.24%	(0.18)%	(7.31)%	19.14%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,412,329	$2,378,826	$977,789	$555,074	$446,122
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.10%	0.10%
Net investment income (loss)	2.11%	2.79%	2.66%	2.39%	2.46%
Portfolio turnover rate (f)	12%	12%	9%	10%	22%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
174

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.76	0.85	0.63	0.53	0.48
Net realized and unrealized gain (loss) (b)	0.56	0.58	(0.49)	(0.14)	0.17
Total from investment operations	1.32	1.43	0.14	0.39	0.65
Net equalization credits and charges (a)	0.01	0.01	0.01	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	—
Distributions to shareholders from:
Net investment income	(0.79)	(0.83)	(0.61)	(0.52)	(0.47)
Net asset value, end of period	$ 31.31	$ 30.77	$ 30.16	$ 30.62	$ 30.76
Total return (d)	4.41%	4.83%	0.50%	1.25%	2.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,663,011	$5,263,916	$4,295,414	$2,982,413	$3,965,398
Ratios to average net assets:
Total expenses	0.07%	0.07%	0.08%	0.12%	0.12%
Net investment income (loss)	2.45%	2.80%	2.08%	1.72%	1.56%
Portfolio turnover rate (e)	54%	46%	56%	67%	56%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
175

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23
Income (loss) from investment operations:
Net investment income (loss) (a)	0.42	0.71	0.50	0.30	0.28
Net realized and unrealized gain (loss) (b)	0.80	0.42	(0.69)	(0.50)	0.42
Total from investment operations	1.22	1.13	(0.19)	(0.20)	0.70
Net equalization credits and charges (a)	0.01	0.02	0.02	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.52)	(0.70)	(0.43)	(0.30)	(0.28)
Net realized gains	—	—	—	—	(0.00)(c)
Total distributions	(0.52)	(0.70)	(0.43)	(0.30)	(0.28)
Net asset value, end of period	$ 30.71	$ 30.00	$ 29.55	$ 30.15	$ 30.65
Total return (d)	4.12%	3.97%	(0.57)%	(0.67)%	2.33%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,199,928	$1,320,125	$487,514	$138,690	$91,957
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.07%	0.10%	0.10%
Net investment income (loss)	1.39%	2.39%	1.67%	1.00%	0.93%
Portfolio turnover rate (e)	55%	52%	96%	33%	40%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
176

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 28.30	$ 27.76	$ 28.09	$ 29.05	$ 27.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.23	0.65	0.75	0.64	0.34
Net realized and unrealized gain (loss) (c)	2.19	0.70	(0.11)	(0.87)	0.90
Total from investment operations	2.42	1.35	0.64	(0.23)	1.24
Net equalization credits and charges (b)	(0.01)	(0.06)	(0.06)	(0.00)(d)	(0.01)
Other capital (b)	0.00(d)	0.00(d)	—	(0.00)(d)	—
Distributions to shareholders from:
Net investment income	(0.61)	(0.75)	(0.91)	(0.73)	(0.12)
Net asset value, end of period	$ 30.10	$ 28.30	$ 27.76	$ 28.09	$ 29.05
Total return (e)	8.66%	4.74%	2.10%	(0.82)%	4.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,790,965	$1,646,827	$1,243,695	$921,344	$691,343
Ratios to average net assets:
Total expenses	0.13%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.79%	2.38%	2.69%	2.22%	1.21%
Portfolio turnover rate (f)	16%	14%	15%	18%	17%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
177

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Year Ended 6/30/20(a)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 30.91	$ 29.35	$ 30.02	$ 30.83	$ 30.03
Income (loss) from investment operations:
Net investment income (loss) (b)	0.47	0.66	0.49	0.38	0.38
Net realized and unrealized gain (loss) (c)	2.31	1.57	(0.70)	(0.81)	0.79
Total from investment operations	2.78	2.23	(0.21)	(0.43)	1.17
Net equalization credits and charges (b)	0.03	(0.00)(d)	0.01	0.00(d)	—(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.51)	(0.67)	(0.47)	(0.38)	(0.37)
Net asset value, end of period	$ 33.21	$ 30.91	$ 29.35	$ 30.02	$ 30.83
Total return (e)	9.18%	7.73%	(0.67)%	(1.42)%	3.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,173,902	$1,706,199	$581,140	$444,299	$437,789
Ratios to average net assets:
Total expenses	0.06%	0.09%	0.10%	0.10%	0.10%
Net investment income (loss)	1.46%	2.22%	1.65%	1.26%	1.24%
Portfolio turnover rate (f)	22%	24%	61%	25%	33%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 13.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
178

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68
Income (loss) from investment operations:
Net investment income (loss) (a)	1.53	1.24	1.08	1.11	1.07
Net realized and unrealized gain (loss) (b)	(1.74)	0.80	(1.09)	0.52	0.28
Total from investment operations	(0.21)	2.04	(0.01)	1.63	1.35
Net equalization credits and charges (a)	0.01	0.00(c)	(0.03)	0.00(c)	(0.01)
Other capital (a)	0.01	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.60)	(1.20)	(1.08)	(1.11)	(1.09)
Net asset value, end of period	$ 24.38	$ 26.17	$ 25.33	$ 26.45	$ 25.93
Total return (d)	(0.78)%	8.30%	(0.19)%	6.42%	5.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,391	$75,901	$65,869	$44,964	$36,296
Ratios to average net assets:
Total expenses	0.15%	0.34%	0.40%	0.40%	0.40%
Net expenses	0.15%	0.26%	0.30%	0.30%	0.30%
Net investment income (loss)	6.06%	4.89%	4.15%	4.25%	4.27%
Portfolio turnover rate (e)	53%	75%	29%	24%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
179

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	1.19	1.03	0.99	0.97
Net realized and unrealized gain (loss) (b)	2.08	1.93	(1.25)	(0.33)	1.04
Total from investment operations	3.17	3.12	(0.22)	0.66	2.01
Net equalization credits and charges (a)	0.03	0.07	(0.01)	0.01	0.00(c)
Other capital (a)	0.00(c)	0.01	—	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(1.12)	(1.17)	(1.03)	(0.99)	(0.97)
Net asset value, end of period	$ 35.10	$ 33.02	$ 30.99	$ 32.25	$ 32.57
Total return (d)	9.89%	10.61%	(0.76)%	2.11%	6.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$194,813	$74,285	$15,496	$29,029	$26,060
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.16%	0.16%	0.16%
Net investment income (loss)	3.21%	3.81%	3.23%	3.09%	3.09%
Portfolio turnover rate (e)	24%	29%	41%	36%	20%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
180

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.54	0.75	0.64	0.54	0.82
Net realized and unrealized gain (loss) (b)	0.85	0.76	(0.67)	(0.68)	0.23
Total from investment operations	1.39	1.51	(0.03)	(0.14)	1.05
Net equalization credits and charges (a)	0.06	0.00(c)	(0.00)(c)	0.01	0.02
Other capital (a)	0.02	0.02	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.82)	(0.87)	(0.82)	(0.79)	(0.79)
Return of Capital	—	—	—	—	(0.04)
Total distributions	(0.82)	(0.87)	(0.82)	(0.79)	(0.83)
Net asset value, end of period	$ 26.74	$ 26.09	$ 25.43	$ 26.27	$ 27.18
Total return (d)	5.69%	6.21%	(0.07)%	(0.44)%	4.08%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,000,022	$224,402	$228,860	$225,933	$225,585
Ratios to average net assets:
Total expenses	0.06%	0.06%	0.19%	0.20%	0.20%
Net expenses	0.04%	0.05%	0.18%	0.18%	0.16%
Net investment income (loss)	2.02%	2.96%	2.47%	2.03%	3.05%
Portfolio turnover rate (e)	298%	245%	175%	323%	356%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
181

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services
182

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
183

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
184

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Derivative Financial Instruments
Futures Contracts
Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
The SPDR Portfolio Mortgage Backed Bond ETF invested in futures during the Reporting Period for duration management, to reduce tracking error and to facilitate daily liquidity. The following tables summarize the value of the Fund's derivative instruments as of June 30, 2020, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$199,899	$—	$—	$—	$—	$199,899
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$2,235,926	$—	$—	$—	$—	$2,235,926

185

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio Mortgage Backed Bond ETF
Futures Contracts	$199,560	$—	$—	$—	$—	$199,560
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12 (1)
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.15
SPDR Portfolio Corporate Bond ETF	0.06
SPDR Portfolio Mortgage Backed Bond ETF	0.06
(1)	Effective September 23, 2019, the management fee of the Fund was reduced from 0.15% to 0.12% of the Fund’s average daily net assets.
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
The amounts waived or reimbursed are presented on the Statements of Operations.
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses,litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
186

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$ 808,725,141	$ 799,518,484	$ 385,820,389	$ 249,330,956
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	1,823,763,190	1,857,413,274
SPDR Portfolio Long Term Corporate Bond ETF	—	—	152,958,580	141,906,628
SPDR Portfolio Long Term Treasury ETF	278,807,284	268,618,571	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	3,246,697,763	3,379,853,596
SPDR Portfolio Short Term Treasury ETF	1,220,665,080	1,173,797,007	—	—
SPDR Portfolio TIPS ETF	265,378,974	287,932,086	—	—
SPDR Portfolio Intermediate Term Treasury ETF	379,310,990	364,791,367	—	—
SPDR Portfolio High Yield Bond ETF	—	—	51,490,408	44,526,325
SPDR Portfolio Corporate Bond ETF	—	—	29,782,659	27,433,368
187

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Mortgage Backed Bond ETF	$ 944,589,753	$ 289,345,700	$ —	$ —
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$2,272,296,220	$1,703,243,900	$ 66,739,937
SPDR Portfolio Intermediate Term Corporate Bond ETF	9,803,914,296	8,434,582,384	200,904,995
SPDR Portfolio Long Term Corporate Bond ETF	1,744,607,579	1,705,806,780	56,355,607
SPDR Portfolio Long Term Treasury ETF	2,089,997,723	2,492,400,452	333,951,473
SPDR Portfolio Short Term Corporate Bond ETF	4,366,108,291	2,985,178,556	30,294,497
SPDR Portfolio Short Term Treasury ETF	3,983,417,747	2,180,932,344	52,477,299
SPDR Portfolio TIPS ETF	544,639,117	503,114,140	33,886,821
SPDR Portfolio Intermediate Term Treasury ETF	4,719,944,008	2,385,288,089	98,030,443
SPDR Portfolio High Yield Bond ETF	68,717,014	40,342,349	(2,355,685)
SPDR Portfolio Corporate Bond ETF	109,326,078	—	—
SPDR Portfolio Mortgage Backed Bond ETF	899,962,623	—	—
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cashexcept for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
188

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, wash sale loss deferrals, defaulted bonds, pay-down gains and losses, mortgage dollar roll income, tips adjustment, premium amortization, futures contracts, and equalization.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$132,275,229	$—	$132,275,229
SPDR Portfolio Intermediate Term Corporate Bond ETF	145,543,429	—	145,543,429
SPDR Portfolio Long Term Corporate Bond ETF	23,426,297	—	23,426,297
SPDR Portfolio Long Term Treasury ETF	46,533,203	—	46,533,203
SPDR Portfolio Short Term Corporate Bond ETF	155,616,369	—	155,616,369
SPDR Portfolio Short Term Treasury ETF	32,020,234	—	32,020,234
SPDR Portfolio TIPS ETF	35,942,292	—	35,942,292
SPDR Portfolio Intermediate Term Treasury ETF	23,417,493	—	23,417,493
SPDR Portfolio High Yield Bond ETF	5,350,396	—	5,350,396
SPDR Portfolio Corporate Bond ETF	3,513,586	—	3,513,586
SPDR Portfolio Mortgage Backed Bond ETF	31,330,879	—	31,330,879
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Portfolio Aggregate Bond ETF	$ 104,552,985	$ —	$ 104,552,985
SPDR Portfolio Intermediate Term Corporate Bond ETF	128,933,172	—	128,933,172
SPDR Portfolio Long Term Corporate Bond ETF	18,203,823	—	18,203,823
SPDR Portfolio Long Term Treasury ETF	38,941,692	—	38,941,692
SPDR Portfolio Short Term Corporate Bond ETF	129,947,147	—	129,947,147
SPDR Portfolio Short Term Treasury ETF	18,269,257	—	18,269,257
SPDR Portfolio TIPS ETF	40,418,451	—	40,418,451
SPDR Portfolio Intermediate Term Treasury ETF	14,401,057	—	14,401,057
SPDR Portfolio High Yield Bond ETF	3,276,538	—	3,276,538
SPDR Portfolio Corporate Bond ETF	1,705,771	—	1,705,771
SPDR Portfolio Mortgage Backed Bond ETF	7,994,169	—	7,994,169
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Portfolio Aggregate Bond ETF	$5,764,897	$(20,875,987)	$—	$314,270,814	$—	$299,159,724
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,985,220	(39,592,645)	—	170,066,534	—	135,459,109
SPDR Portfolio Long Term Corporate Bond ETF	1,464,972	(8,430,079)	—	21,933,047	—	14,967,940
SPDR Portfolio Long Term Treasury ETF	2,066,350	(20,133,228)	—	205,270,308	—	187,203,430
SPDR Portfolio Short Term Corporate Bond ETF	6,613,312	(23,480,020)	—	113,229,810	—	96,363,102
SPDR Portfolio Short Term Treasury ETF	—	—	—	14,647,881	—	14,647,881
SPDR Portfolio TIPS ETF	—	(18,095,029)	—	132,016,985	—	113,921,956
SPDR Portfolio Intermediate Term Treasury ETF	470,661	(5,081,342)	—	42,068,677	—	37,457,996
SPDR Portfolio High Yield Bond ETF	444,341	(3,645,540)	—	(2,931,585)	—	(6,132,784)
SPDR Portfolio Corporate Bond ETF	209,504	(512,166)	—	11,747,901	—	11,445,239
SPDR Portfolio Mortgage Backed Bond ETF	2,188,692	(14,951,271)	—	39,997,685	—	27,235,106
189

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Portfolio Aggregate Bond ETF	$16,046,553	$ 4,829,434
SPDR Portfolio Intermediate Term Corporate Bond ETF	28,832,234	10,760,411
SPDR Portfolio Long Term Corporate Bond ETF	5,465,436	2,964,643
SPDR Portfolio Long Term Treasury ETF	2,953,148	17,180,080
SPDR Portfolio Short Term Corporate Bond ETF	8,482,710	14,997,310
SPDR Portfolio TIPS ETF	5,370,978	12,724,051
SPDR Portfolio Intermediate Term Treasury ETF	—	5,081,342
SPDR Portfolio High Yield Bond ETF	2,117,452	1,528,088
SPDR Portfolio Corporate Bond ETF	512,166	—
SPDR Portfolio Mortgage Backed Bond ETF	8,513,471	6,437,800
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$5,445,835,640	$319,740,015	$5,469,201	$314,270,814
SPDR Portfolio Intermediate Term Corporate Bond ETF	6,528,612,588	177,969,094	7,902,560	170,066,534
SPDR Portfolio Long Term Corporate Bond ETF	716,350,507	25,705,093	3,772,046	21,933,047
SPDR Portfolio Long Term Treasury ETF	2,580,174,925	206,595,260	1,324,952	205,270,308
SPDR Portfolio Short Term Corporate Bond ETF	6,698,560,723	115,440,948	2,211,138	113,229,810
SPDR Portfolio Short Term Treasury ETF	3,449,141,654	14,661,539	13,658	14,647,881
SPDR Portfolio TIPS ETF	2,136,897,222	132,016,985	—	132,016,985
SPDR Portfolio Intermediate Term Treasury ETF	4,326,497,737	42,075,005	6,328	42,068,677
SPDR Portfolio High Yield Bond ETF	113,674,149	1,909,097	4,840,682	(2,931,585)
SPDR Portfolio Corporate Bond ETF	187,361,019	12,041,272	293,371	11,747,901
SPDR Portfolio Mortgage Backed Bond ETF	2,139,759,942	40,223,388	225,703	39,997,685
10.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned
190

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 413,438,131	$ 403,278,489	$ 18,852,308	$ 422,130,797
SPDR Portfolio Intermediate Term Corporate Bond ETF	465,212,210	403,145,498	71,501,540	474,647,038
SPDR Portfolio Long Term Corporate Bond ETF	15,306,885	14,414,590	1,248,097	15,662,687
SPDR Portfolio Long Term Treasury ETF	380,193,773	389,640,906	—	389,640,906
SPDR Portfolio Short Term Corporate Bond ETF	178,970,981	166,487,328	16,160,427	182,647,755
SPDR Portfolio Short Term Treasury ETF	282,078,476	276,433,451	11,341,330	287,774,781
SPDR Portfolio TIPS ETF	474,314,716	483,423,801	—	483,423,801
SPDR Portfolio Intermediate Term Treasury ETF	208,437,805	212,738,390	—	212,738,390
SPDR Portfolio High Yield Bond ETF	8,757,755	8,645,524	314,855	8,960,379
SPDR Portfolio Corporate Bond ETF	8,083,742	5,850,283	2,400,282	8,250,565
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 89,867,892	$—	$—	$—	$ 89,867,892	$ 89,867,892
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	17,502,688	—	—	—	17,502,688	17,502,688
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	18,360,874	—	—	—	18,360,874	18,360,874
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	277,547,035	—	—	—	277,547,035	277,547,035
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	403,145,498	—	—	—	403,145,498	403,145,498
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	14,414,590	—	—	—	14,414,590	14,414,590
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	389,640,906	—	—	—	389,640,906	389,640,906
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	166,487,328	—	—	—	166,487,328	166,487,328
SPDR Portfolio Short Term Treasury ETF	U.S. Treasury Obligations	276,433,451	—	—	—	276,433,451	276,433,451
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	483,423,801	—	—	—	483,423,801	483,423,801
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	212,738,390	—	—	—	212,738,390	212,738,390
SPDR Portfolio High Yield Bond ETF	Common Stocks	5,211	—	—	—	5,211	5,211
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	8,640,313	—	—	—	8,640,313	8,640,313
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	5,850,283	—	—	—	5,850,283	5,850,283
191

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

11.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2020:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2020.
12.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds’ invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
192

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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
13.    Stock Split
The Board authorized a 2-for-1 stock split, for both the SPDR Portfolio TIPS ETF and SPDR Portfolio Intermediate Term Treasury ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
14.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio High Yield Bond ETF and SPDR Portfolio Corporate Bond ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $58,700, $409,678, $19,296, $287,309, $55,789 and $3,526, respectively.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
15.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
193

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF, SPDR Portfolio Intermediate Term Treasury ETF, SPDR Portfolio High Yield Bond ETF, SPDR Portfolio Corporate Bond ETF, and SPDR Portfolio Mortgage Backed Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF, SPDR Portfolio Long Term Corporate Bond ETF, SPDR Portfolio Long Term Treasury ETF, SPDR Portfolio Short Term Corporate Bond ETF, SPDR Portfolio Short Term Treasury ETF, SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF), SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF), SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF), and SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF), SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF) (collectively referred to as the “Funds”) (eleven of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments or summary schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2020 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
194

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
195

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$1,059.70	$0.20	$1,024.70	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	1,044.30	0.36	1,024.50	0.35
SPDR Portfolio Long Term Corporate Bond ETF	0.07	1,061.40	0.36	1,024.50	0.35
SPDR Portfolio Long Term Treasury ETF	0.06	1,212.10	0.33	1,024.60	0.30
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,026.00	0.35	1,024.50	0.35
SPDR Portfolio Short Term Treasury ETF	0.06	1,030.30	0.30	1,024.60	0.30
SPDR Portfolio TIPS ETF	0.12	1,063.60	0.62	1,024.30	0.60
SPDR Portfolio Intermediate Term Treasury ETF	0.06	1,078.50	0.31	1,024.60	0.30
SPDR Portfolio High Yield Bond ETF	0.15	952.70	0.73	1,024.10	0.75
SPDR Portfolio Corporate Bond ETF	0.06	1,053.50	0.31	1,024.60	0.30
SPDR Portfolio Mortgage Backed Bond ETF	0.04	1,036.40	0.20	1,024.70	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
196

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
197

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
198

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
199

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
200

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

201

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
202

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY
AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRPORTFIAR

Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summaries (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index is designed to measure the performance of the inflation protected public obligations of the U.S. Treasury commonly known as “TIPS” that have a remaining maturity greater than or equal to 1 year and less than 10 years. TIPS are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors.
The Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued zero coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, are rated investment-grade, and have $300 million or more of outstanding face value.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-10 Year TIPS ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-10 year inflation protected sector of the United States Treasury market. The Fund’s benchmark is the Bloomberg Barclays 1-10 Year U.S. Government Inflation-Linked Bond Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 5.74%, and the Index was 5.86%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses, cash drag and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action and the exogenous shock of COVID-19 were the primary drivers of Fund performance during the Reporting Period. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, the Fed cut rates another 150 bps to the effective zero lower bound. US real yields declined significantly in the first quarter, contributing positively to Fund performance. The US TIPS market sold off sharply at the height of the market dislocations in March as investors sought safety in nominal US Treasuries versus TIPS. However, real yields subsequently rallied and longer-term inflation expectations recovered somewhat given the strong US monetary and fiscal policy response, aiding the Fund’s performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index	Net Asset Value	Market Value	Bloomberg Barclays 1-10 Year Government Inflation-Linked Bond Index
ONE YEAR	5.74%	5.80%	5.86%	5.74%	5.80%	5.86%
FIVE YEARS	15.08%	15.21%	15.92%	2.85%	2.87%	3.00%
SINCE INCEPTION(1)	12.94%	12.99%	14.09%	1.73%	1.74%	1.88%

(1)	For the period May 29, 2013 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/29/13, 5/30/13, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-10 Year TIPS ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Performance Summary (Unaudited)  (continued)
pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	4.0%
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	4.0
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2023	3.9
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2022	3.9
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.9
TOTAL	19.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.4)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF (BIL)
Management Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the 1-3 month sector of the United States Treasury Bill market. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 1.32%, and the Index was 1.47%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees, expenses and misweights contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period. From July to October 2019, the Federal Reserve cut the federal funds rate three times for a total of 75bps; interest rates followed suit, positively impacting Fund performance. In Q1 2020, COVID-19 created volatility and dislocation in the markets with the global economic outlook shifting from modest above-trend growth in early 2020 to severe economic recession. In response, the Fed cut rates another 150 bps to the effective zero lower bound. Subsequently, the Treasury market rallied in the first quarter and Fund performance benefited from the risk-off environment.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index	Net Asset Value	Market Value	Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index
ONE YEAR	1.32%	1.31%	1.47%	1.32%	1.31%	1.47%
FIVE YEARS	5.00%	5.02%	5.73%	0.98%	0.98%	1.12%
TEN YEARS	4.68%	4.63%	6.05%	0.46%	0.45%	0.59%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays 1-3 Month T-Bill ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.14%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
U.S. Treasury Bill 0.12% 7/9/2020	9.7%
U.S. Treasury Bill 1.51% 8/13/2020	9.5
U.S. Treasury Bill 0.11% 7/2/2020	9.1
U.S. Treasury Bill 0.12% 8/6/2020	8.7
U.S. Treasury Bill 0.13% 8/20/2020	8.5
TOTAL	45.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investment	0.3
Liabilities in Excess of Other Assets	(0.0) *
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 6,344,807	$ 7,576,984
2.00%, 1/15/2026	7,427,046	8,631,810
2.38%, 1/15/2025	11,709,643	13,485,125
2.38%, 1/15/2027	6,861,188	8,335,879
2.50%, 1/15/2029	4,734,641	6,074,596
3.63%, 4/15/2028	8,659,481	11,664,828
3.88%, 4/15/2029	9,753,338	13,799,490
Treasury Inflation Protected Indexed Notes:
0.13%, 1/15/2022	14,327,064	14,528,116
0.13%, 4/15/2022 (a)	14,978,187	15,203,002
0.13%, 7/15/2022	14,545,255	14,892,580
0.13%, 1/15/2023	14,912,532	15,281,805
0.13%, 7/15/2024	14,081,949	14,715,134
0.13%, 10/15/2024 (a)	11,147,170	11,681,735
0.13%, 4/15/2025 (a)	9,967,915	10,460,587
0.13%, 7/15/2026	12,903,474	13,713,118
0.13%, 1/15/2030	12,247,198	13,247,244
0.25%, 1/15/2025	13,650,501	14,370,464
0.25%, 7/15/2029	12,293,068	13,461,667
0.38%, 7/15/2023 (a)	14,789,958	15,406,864
0.38%, 7/15/2025	13,982,394	14,940,392
0.38%, 1/15/2027	12,681,701	13,678,860
0.38%, 7/15/2027	12,931,187	14,067,594
0.50%, 4/15/2024	10,179,286	10,704,863
0.50%, 1/15/2028	13,183,074	14,464,070
0.63%, 7/15/2021	12,140,312	12,355,227
0.63%, 4/15/2023	14,928,973	15,528,684
0.63%, 1/15/2024	13,786,512	14,526,800
0.63%, 1/15/2026 (a)	13,866,353	15,021,923
0.75%, 7/15/2028	12,412,089	14,005,514
0.88%, 1/15/2029	11,240,171	12,826,762
TOTAL U.S. TREASURY OBLIGATIONS (Cost $368,020,405)		388,651,717

See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c)	50,733	$ 50,733
State Street Navigator Securities Lending Portfolio II (d) (e)	37,732,171	37,732,171
TOTAL SHORT-TERM INVESTMENTS (Cost $37,782,904)		37,782,904
TOTAL INVESTMENTS — 109.4% (Cost $405,803,309)		426,434,621
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(36,650,479)
NET ASSETS — 100.0%		$ 389,784,142
(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$388,651,717	$—	$388,651,717
Short-Term Investments	37,782,904	—	—	37,782,904
TOTAL INVESTMENTS	$37,782,904	$388,651,717	$—	$426,434,621
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,377	$52,377	$ 22,939,707	$ 22,941,351	$—	$—	50,733	$ 50,733	$ 5,856
State Street Navigator Securities Lending Portfolio II	—	—	192,542,910	154,810,739	—	—	37,732,171	37,732,171	51,136
State Street Navigator Securities Lending Portfolio III	—	—	28,078,351	28,078,351	—	—	—	—	6,797
Total		$52,377	$243,560,968	$205,830,441	$—	$—		$37,782,904	$63,789
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7% (a)
U.S. Treasury Bill:
0.11%, 7/2/2020	$ 1,472,151,000	$ 1,472,147,217
0.11%, 7/7/2020	732,726,000	732,711,499
0.11%, 7/28/2020	1,047,035,000	1,046,930,946
0.12%, 7/9/2020	1,565,837,000	1,565,796,977
0.12%, 8/6/2020	1,398,390,000	1,398,222,193
0.13%, 7/14/2020	1,151,638,000	1,151,592,257
0.13%, 7/21/2020	1,151,622,000	1,151,546,822
0.13%, 7/23/2020	873,386,000	873,320,618
0.13%, 8/20/2020	1,371,791,000	1,371,543,309
0.13%, 8/27/2020	1,301,471,000	1,301,182,503
0.15%, 7/30/2020	1,341,941,000	1,341,800,472
0.28%, 7/16/2020	1,128,636,000	1,128,576,036
1.51%, 8/13/2020	1,524,825,000	1,524,579,122
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,060,018,887)		16,059,949,971
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (b) (c) (Cost $50,990,218)	50,990,218	50,990,218
TOTAL INVESTMENTS — 100.0% (Cost $16,111,009,105)		16,110,940,189
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(1,816,335)
NET ASSETS — 100.0%		$ 16,109,123,854
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at June 30, 2020.
(d)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$16,059,949,971	$—	$16,059,949,971
Short-Term Investment	50,990,218	—	—	50,990,218
TOTAL INVESTMENTS	$50,990,218	$16,059,949,971	$—	$16,110,940,189
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,228,740	$22,228,740	$1,231,098,098	$1,202,336,620	$—	$—	50,990,218	$50,990,218	$561,193
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$388,651,717	$16,059,949,971
Investments in affiliated issuers, at value	37,782,904	50,990,218
Total Investments	426,434,621	16,110,940,189
Cash	—	8,323
Receivable for investments sold	3,901,573	—
Dividends receivable — affiliated issuers	314	26,571
Interest receivable — unaffiliated issuers	969,491	—
Securities lending income receivable — affiliated issuers	7,074	—
TOTAL ASSETS	431,313,073	16,110,975,083
LIABILITIES
Payable upon return of securities loaned	37,732,171	—
Payable for investments purchased	3,750,874	—
Payable for fund shares repurchased	—	8,323
Advisory fee payable	45,731	1,840,382
Trustees’ fees and expenses payable	155	2,524
TOTAL LIABILITIES	41,528,931	1,851,229
NET ASSETS	$389,784,142	$16,109,123,854
NET ASSETS CONSIST OF:
Paid-in Capital	$371,534,314	$16,108,723,355
Total distributable earnings (loss)	18,249,828	400,499
NET ASSETS	$389,784,142	$16,109,123,854
NET ASSET VALUE PER SHARE
Net asset value per share	$ 20.30	$ 91.53
Shares outstanding (unlimited amount authorized, $0.01 par value)	19,200,000	175,994,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$368,020,405	$16,060,018,887
Investments in affiliated issuers	37,782,904	50,990,218
Total cost of investments	$405,803,309	$16,111,009,105
* Includes investments in securities on loan, at value	$ 37,018,186	$ —
See accompanying notes to financial statements.
14

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 2,507,101	$126,989,938
Dividend income — affiliated issuers	5,856	561,193
Affiliated securities lending income	57,933	—
TOTAL INVESTMENT INCOME (LOSS)	2,570,890	127,551,131
EXPENSES
Advisory fee	506,434	15,669,070
Trustees’ fees and expenses	4,646	136,526
Miscellaneous expenses	240	5,037
TOTAL EXPENSES	511,320	15,810,633
NET INVESTMENT INCOME (LOSS)	$ 2,059,570	$111,740,498
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(6,776)	8,158,521
In-kind redemptions — unaffiliated issuers	2,210,545	830,200
Net realized gain (loss)	2,203,769	8,988,721
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	15,536,913	(1,716,690)
NET REALIZED AND UNREALIZED GAIN (LOSS)	17,740,682	7,272,031
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$19,800,252	$119,012,529
See accompanying notes to financial statements.
15

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,059,570	$ 7,138,879
Net realized gain (loss)	2,203,769	(1,223,726)
Net change in unrealized appreciation/depreciation	15,536,913	8,425,507
Net increase (decrease) in net assets resulting from operations	19,800,252	14,340,660
Net equalization credits and charges	(203,319)	(133,228)
Distributions to shareholders	(4,880,678)	(8,505,802)
Return of capital	(2,039,118)	—
Total Distributions	(6,919,796)	(8,505,802)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	97,166,077	118,308,101
Cost of shares redeemed	(61,091,426)	(41,509,645)
Net income equalization	203,319	133,228
Other Capital	381	—
Net increase (decrease) in net assets from beneficial interest transactions	36,278,351	76,931,684
Net increase (decrease) in net assets during the period	48,955,488	82,633,314
Net assets at beginning of period	340,828,654	258,195,340
NET ASSETS AT END OF PERIOD	$389,784,142	$340,828,654
SHARES OF BENEFICIAL INTEREST:
Shares sold	4,900,000	6,200,000
Shares redeemed	(3,100,000)	(2,200,000)
Net increase (decrease) from share transactions	1,800,000	4,000,000
See accompanying notes to financial statements.
16

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 111,740,498	$ 139,656,807
Net realized gain (loss)	8,988,721	122,105
Net change in unrealized appreciation/depreciation	(1,716,690)	1,429,229
Net increase (decrease) in net assets resulting from operations	119,012,529	141,208,141
Distributions to shareholders	(131,072,903)	(132,393,536)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	16,964,705,989	11,309,012,929
Cost of shares redeemed	(10,149,908,907)	(5,375,993,172)
Net increase (decrease) in net assets from beneficial interest transactions	6,814,797,082	5,933,019,757
Net increase (decrease) in net assets during the period	6,802,736,708	5,941,834,362
Net assets at beginning of period	9,306,387,146	3,364,552,784
NET ASSETS AT END OF PERIOD	$ 16,109,123,854	$ 9,306,387,146
SHARES OF BENEFICIAL INTEREST:
Shares sold	185,300,000	123,600,000
Shares redeemed	(110,900,000)	(58,750,000)
Net increase (decrease) from share transactions	74,400,000	64,850,000
See accompanying notes to financial statements.
17

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29
Income (loss) from investment operations:
Net investment income (loss) (a)	0.12	0.44	0.53	0.38	0.19
Net realized and unrealized gain (loss) (b)	0.99	0.43	(0.21)	(0.47)	0.47
Total from investment operations	1.11	0.87	0.32	(0.09)	0.66
Net equalization credits and charges (a)	(0.01)	(0.01)	(0.07)	0.01	(0.05)
Other capital (a)	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.27)	(0.54)	(0.44)	(0.35)	(0.01)
Return of Capital	(0.12)	—	—	—	—
Total distributions	(0.39)	—	—	—	—
Net asset value, end of period	$ 20.30	$ 19.59	$ 19.27	$ 19.46	$ 19.89
Total return (d)	5.74%	4.57%	1.31%	(0.41)%	3.16%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$389,784	$340,829	$258,195	$114,802	$23,867
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	0.61%	2.32%	2.73%	1.94%	0.96%
Portfolio turnover rate (e)	17%	20%	21%	22%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
18

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42
Income (loss) from investment operations:
Net investment income (loss) (b)	0.88	1.97	1.15	0.28	0.00(c)
Net realized and unrealized gain (loss) (d)	0.32	(0.05)	(0.10)	(0.00)(c)	0.08
Total from investment operations	1.20	1.92	1.05	0.28	0.08
Net equalization credits and charges (b)	—	—	—	(0.00)(c)	(0.08)
Contribution from Adviser (Note 3)	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(1.27)	(1.89)	(0.96)	(0.22)	—
Net asset value, end of period	$ 91.53	$ 91.60	$ 91.57	$ 91.48	$ 91.42
Total return (e)	1.32%	2.13%	1.16%	0.31%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$16,109,124	$9,306,387	$3,364,553	$1,651,104	$1,883,265
Ratios to average net assets:
Total expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	0.96%	2.15%	1.26%	0.30%	0.01%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
20

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
21

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg Barclays 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
22

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended June 30, 2020:
23

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.135
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
From time to time, the Adviser may waive all or portion of its Management fee.The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
24

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
25

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$58,592,860	$61,789,570	$—	$—
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	—	—	—	—
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 97,286,411	$ 61,149,335	$2,210,545
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	16,962,919,087	10,151,789,452	830,200
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including
26

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, in-kind transactions, wash sale loss deferrals, TIPS adjustments, return of capital and distributions in excess of current earnings. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 4,880,678	$—	$2,039,118	$ 6,919,796
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	131,072,903	—	—	131,072,903
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 8,505,802	$ —	$ 8,505,802
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	132,393,536	—	132,393,536
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ —	$(1,812,594)	$—	$20,062,422	$—	$18,249,828
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	469,415	—	—	(68,916)	—	400,499
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$210,585	$1,602,009
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 406,372,199	$20,062,422	$ —	$20,062,422
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	16,111,009,105	24,275	93,191	(68,916)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30,2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 37,018,186	$ 37,732,171	$ —	$ 37,732,171
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2020:
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	U.S. Treasury Obligations	$37,732,171	$—	$—	$—	$37,732,171	$37,732,171
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
31

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR Bloomberg Barclays 1-3 Month T-Bill ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays 1-10 Year TIPS ETF and SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (collectively referred to as the “Funds”) (two of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
32

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
33

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
34

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Annualized Expense Ratio	0.15%	0.14%
Actual:
Ending Account Value	$1,041.40	$1,004.10
Expenses Paid During Period(a)	0.76	0.70
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.10	1,024.20
Expenses Paid During Period(a)	0.75	0.70
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
35

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
36

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global
37

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
38

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
39

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
40

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
41

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

42

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
43

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
44

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
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Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRINTLAR

Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund's performance is negatively impacted by these deductions. Index returns reflect all items of income, gain, and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays Municipal Managed Money 1-25 Years Index is designed to track the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds. The Index is comprised of tax-exempt municipal securities issued by states, cities, counties, districts and their respective agencies. A general obligation bond is secured by the full faith and credit of its issuer.
The Bloomberg Barclays Managed Money Municipal Short Term Index tracks publicly traded municipal bonds that cover the US dollar denominated short-term tax exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Managed Money 1-25 Years Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 5.20%, and the Index was 5.75%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax exempt market, the shape of the municipal yield curve, relative stability within high grade credit spreads and the relative performance of certain States and Sectors were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved lower over the Reporting Period. Municipal rates fell by approximately 98 basis points in the 2-year maturity range, by 91 basis points in 5-years, 73 basis points for 10-year maturities and 68 basis points in 30-years. These interest rate movements had a positive effect on Fund performance.
The shape of the municipal yield curve became steeper by 30 basis points during the Reporting Period. High-grade credit spread have remaining relatively stable. Slight widening in credit spreads was experienced between AAA and AA categories.
Water and Sewer, State and Local General Obligation and Electric Revenue Sectors outperformed during the Reporting Period relative to the overall Index.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index	Net Asset Value	Market Value	Bloomberg Barclays Municipal Managed Money 1-25 Years Index
ONE YEAR	5.20%	5.23%	5.75%	5.20%	5.23%	5.75%
FIVE YEARS(1) (2)	21.84%	21.84%	23.78%	4.03%	4.03%	4.36%
TEN YEARS(1) (2)	49.47%	49.07%	54.18%	4.10%	4.07%	4.42%

(1)	Effective January 2, 2019, the Fund changed its benchmark index from the Bloomberg Barclays Municipal Managed Money Index to the Bloomberg Barclays Municipal Managed Money 1-25 Years Index. The Fund’s performance in the tables is based on the Fund’s prior investment strategy to track different benchmark index for periods prior to January 2, 2019.
(2)	The Bloomberg Barclays Municipal Managed 1-25 Years Index inception date was November 1, 2018. Index returns represents the Fund's prior benchmark from June 30, 2009 through January 1, 2019 and the Bloomberg Barclays Municipal Managed Money 1-25 Index from January 2, 2019 to June 30, 2020.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
See accompanying notes to financial statements.
3

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Performance Summary (Unaudited)  (continued)
The total expense ratio for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.30% (0.23% after fee waiver). Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See Notes to Performance Summaries on Page 1 for more information.
See accompanying notes to financial statements.
4

SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
California, Bay Area Toll Authority Revenue VRN 2.63% 4/1/2045	0.8%
Ohio, Water Development Authority Revenue 5.00% 6/1/2029	0.6
New York, State Urban Development Corp., Revenue 5.00% 3/15/2035	0.4
New York, NY, General Obligation 3.00% 8/1/2036	0.4
California, State General Obligation 3.00% 10/1/2037	0.4
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Municipal Bonds & Notes	98.8%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.1
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2020

% of Total Investments
California	18.8%
New York	17.9
Texas	12.0
Massachusetts	4.8
Washington	4.6
Maryland	3.9
Florida	3.6
Ohio	2.6
Virginia	2.6
Georgia	2.0
TOTAL	72.8%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
5

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Management Discussion Of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short term tax exempt municipal bond market and provides income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Managed Money Municipal Short Term Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 3.21%, and the Index was 3.44%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
The fall of interest rate levels, coupon income received and stability of credit spreads were primary drivers of Fund performance during the Reporting Period. High-grade municipal interest rates fell by 90 to 100 basis points over the 1 to 5 year portion of the curve. Performance was stronger for longer maturities as the drop in rates was relatively consistent between 1 and 5 years. Coupon interest accounted for roughly half of the total return for the fiscal year and returns attributed to sector dispersion or variation were minimal. Similarly, credit spreads remained stable for AAA and AA rated credits during the Reporting Period.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
6

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index	Net Asset Value	Market Value	Bloomberg Barclays Managed Money Municipal Short Term Index
ONE YEAR	3.21%	3.27%	3.44%	3.21%	3.27%	3.44%
FIVE YEARS	8.82%	8.77%	10.18%	1.70%	1.70%	1.96%
TEN YEARS	16.32%	16.33%	19.97%	1.52%	1.52%	1.84%

Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.20%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
California, State General Obligation 4.00% 10/1/2024	1.1%
Massachusetts, State General Obligation VRN 1.70% 8/1/2043	0.9
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	0.9
San Antonio, TX, Water System Revenue VRN 2.63% 5/1/2049	0.9
Pennsylvania, State General Obligation 5.00% 3/1/2024	0.8
TOTAL	4.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Municipal Bonds & Notes	99.1%
Short-Term Investment	0.5
Other Assets in Excess of Liabilities	0.4
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of June 30, 2020

% of Total Investments
California	17.6%
New York	15.2
Texas	12.3
Maryland	5.3
Massachusetts	4.3
Virginia	3.7
Washington	3.6
Florida	3.3
Georgia	2.8
Pennsylvania	2.6
TOTAL	70.7%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Other Securities		$ 21,785,887
ALASKA — 0.0% (a)
Other Securities		1,574,937
ARIZONA — 1.8%
Other Securities		59,002,194
ARKANSAS — 0.1%
Other Securities		4,307,579
CALIFORNIA — 18.6%
California State Public Works Board Series C, 5.00%, 11/1/2031	$ 6,855,000	9,049,148
California, Bay Area Toll Authority Revenue Series A, 2.63%, 4/1/2045 (b)	23,510,000	24,797,408
California, Infrastructure & Economic Development Bank Revenue 5.00%, 11/1/2030	7,100,000	9,484,393
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	10,322,767
3.00%, 10/1/2036	1,830,000	2,003,264
3.00%, 10/1/2037	12,095,000	13,194,677
3.25%, 3/1/2032	250,000	271,730
3.50%, 8/1/2027	175,000	207,807
3.75%, 12/1/2035	280,000	302,375
4.00%, 11/1/2023	160,000	179,482
4.00%, 10/1/2024	250,000	287,735
4.00%, 9/1/2025	250,000	294,493
4.00%, 8/1/2033	205,000	236,742
4.00%, 9/1/2033	1,035,000	1,197,164
4.00%, 10/1/2034	500,000	605,705
4.00%, 10/1/2036	500,000	600,395
4.00%, 11/1/2036	30,000	34,841
4.00%, 10/1/2037	500,000	598,390
4.00%, 10/1/2044	965,000	1,128,925
5.00%, 8/1/2021	2,000,000	2,101,780
5.00%, 9/1/2021	2,290,000	2,415,492
5.00%, 4/1/2022	10,000,000	10,818,400
5.00%, 8/1/2022	100,000	109,837
5.00%, 9/1/2022	2,025,000	2,231,995
5.00%, 8/1/2023	600,000	686,394
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 9/1/2023	$ 545,000	$ 625,453
5.00%, 11/1/2023	1,395,000	1,611,030
5.00%, 4/1/2024	8,650,000	10,140,222
5.00%, 8/1/2024	875,000	1,037,933
5.00%, 9/1/2024	720,000	856,519
5.00%, 3/1/2025	435,000	526,220
5.00%, 8/1/2025	455,000	557,753
5.00%, 9/1/2025	235,000	288,787
5.00%, 10/1/2025	5,000,000	6,159,550
5.00%, 3/1/2026	110,000	132,220
5.00%, 8/1/2026	2,990,000	3,749,355
5.00%, 9/1/2026	1,170,000	1,476,013
5.00%, 10/1/2026	1,010,000	1,256,208
5.00%, 4/1/2027	5,000,000	6,395,600
5.00%, 8/1/2027	14,435,000	18,289,467
5.00%, 9/1/2027	165,000	173,780
5.00%, 10/1/2027	170,000	210,654
5.00%, 11/1/2027	180,000	233,930
5.00%, 4/1/2028	3,000,000	3,940,530
5.00%, 8/1/2028	1,970,000	2,470,465
5.00%, 9/1/2028	2,620,000	2,904,715
5.00%, 10/1/2028	3,000,000	3,991,200
5.00%, 4/1/2029	5,000,000	6,727,100
5.00%, 8/1/2029	765,000	944,320
5.00%, 9/1/2029	1,705,000	1,839,868
5.00%, 10/1/2029	5,750,000	7,695,763
5.00%, 3/1/2030	1,640,000	2,248,719
5.00%, 8/1/2030	1,930,000	2,319,590
5.00%, 9/1/2030	1,455,000	1,808,128
5.00%, 11/1/2030	500,000	641,355
5.00%, 4/1/2031	1,845,000	2,455,105
5.00%, 9/1/2031	1,915,000	2,328,138
5.00%, 3/1/2032	280,000	330,053
5.00%, 4/1/2032	4,600,000	6,385,208
5.00%, 8/1/2032	625,000	749,820
5.00%, 4/1/2033	2,000,000	2,626,120
5.00%, 8/1/2033	150,000	175,599
5.00%, 8/1/2034	2,350,000	2,788,392
5.00%, 9/1/2034	290,000	354,635
5.00%, 10/1/2034	155,000	179,795
5.00%, 8/1/2035	4,430,000	5,316,550
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 9/1/2035	$ 230,000	$ 280,375
5.00%, 10/1/2035	435,000	523,940
5.00%, 4/1/2036	500,000	649,860
5.00%, 8/1/2036	1,370,000	1,661,632
5.00%, 9/1/2036	1,390,000	1,689,434
5.00%, 11/1/2036	500,000	641,820
5.00%, 10/1/2037	90,000	103,750
5.00%, 10/1/2039	500,000	597,940
4.00%, 12/1/2030 (b)	135,000	139,201
Series B, 5.00%, 9/1/2023	2,900,000	3,328,098
Series B, 5.00%, 8/1/2024	150,000	177,932
Series C, 5.00%, 9/1/2032	1,350,000	1,613,277
Series C, 5.00%, 9/1/2034	155,000	184,369
San Mateo Foster, CA, Public Financing Authority 4.00%, 8/1/2044	8,000,000	9,426,960
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	269,423
Series A, 3.13%, 11/1/2036	225,000	240,100
Series A, 3.20%, 11/1/2037	270,000	287,815
Series A, 4.00%, 11/1/2035	300,000	342,057
Series A, 4.00%, 11/1/2037	555,000	629,015
Series A, 4.00%, 11/1/2038	1,580,000	1,785,210
Series A, 4.00%, 11/1/2043	430,000	477,859
Series A, 5.00%, 11/1/2021	3,180,000	3,379,640
Series A, 5.00%, 11/1/2025	1,390,000	1,711,604
Series A, 5.00%, 11/1/2028	120,000	148,824
Series A, 5.00%, 11/1/2031	205,000	258,558
Series A, 5.00%, 11/1/2032	120,000	145,236
Series A, 5.00%, 11/1/2033	350,000	410,658
Series A, 5.00%, 11/1/2035	1,450,000	1,843,529
Series A, 5.00%, 11/1/2036	265,000	319,086
Series A, 5.00%, 11/1/2037	5,400,000	7,045,096
Series A, 5.00%, 11/1/2038	165,000	196,949
Series A, 5.00%, 11/1/2041	1,940,000	2,314,342
Series A, 5.00%, 11/1/2043	220,000	260,478
Series AM, 5.00%, 5/15/2027	200,000	234,138
Series AO, 5.00%, 5/15/2026	110,000	132,952
Series AO, 5.00%, 5/15/2032	100,000	119,274
Series AO, 5.00%, 5/15/2040	110,000	129,479
Series AR, 4.00%, 5/15/2037	570,000	644,408
Series AR, 5.00%, 5/15/2030	580,000	714,415
Series AR, 5.00%, 5/15/2032	120,000	146,429
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series AR, 5.00%, 5/15/2034	$ 500,000	$ 605,375
Series AR, 5.00%, 5/15/2041	495,000	590,357
Series AT, 1.40%, 5/15/2046 (b)	115,000	115,253
Series AV, 5.00%, 5/15/2042	2,065,000	2,517,318
Series AY, 4.00%, 5/15/2035	100,000	115,941
Series AZ, 5.00%, 5/15/2043	5,200,000	6,461,000
Series B-2, 4.00%, 11/1/2049 (b)	100,000	102,761
Series B-3, 4.00%, 11/1/2051 (b)	350,000	382,448
Series I, 4.00%, 5/15/2045	200,000	219,094
Series I, 5.00%, 5/15/2027	145,000	174,174
Series I, 5.00%, 5/15/2030	180,000	215,453
Series I, 5.00%, 5/15/2031	335,000	399,745
Series I, 5.00%, 5/15/2032	145,000	172,567
Series K, 4.00%, 5/15/2036	265,000	299,511
Series K, 4.00%, 5/15/2046	315,000	348,421
Series K, 5.00%, 5/15/2031	460,000	562,778
Series K, 5.00%, 5/15/2033	800,000	968,096
Series M, 5.00%, 5/15/2028	100,000	127,469
Series M, 5.00%, 5/15/2030	200,000	252,764
Series M, 5.00%, 5/15/2032	295,000	368,874
Series M, 5.00%, 5/15/2036	250,000	308,345
Series M, 5.00%, 5/15/2042	8,780,000	10,671,300
Series O, 4.00%, 5/15/2048	250,000	283,793
Series O, 5.00%, 5/15/2039	2,200,000	2,755,874
Other Securities		343,212,530
		625,539,604
COLORADO — 1.8%
Other Securities		61,772,540
CONNECTICUT — 0.5%
Connecticut, State Health & Educational Facility Authority Revenue Series A-4-, 2.00%, 7/1/2049 (b)	7,000,000	7,179,550
Other Securities		10,202,214
		17,381,764
DELAWARE — 0.4%
Other Securities		12,070,282
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
2.63%, 3/1/2045	635,000	644,468
Series A, 4.00%, 6/1/2035	225,000	257,713
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 4.00%, 6/1/2037	$ 285,000	$ 331,047
Series A, 4.00%, 6/1/2041	325,000	367,292
Series A, 5.00%, 6/1/2022	390,000	425,268
Series A, 5.00%, 10/15/2022	1,960,000	2,171,386
Series A, 5.00%, 6/1/2030	1,085,000	1,380,218
Series A, 5.00%, 6/1/2032	330,000	414,790
Series A, 5.00%, 6/1/2033	300,000	375,195
Series A, 5.00%, 6/1/2034	225,000	280,708
Series A, 5.00%, 6/1/2035	1,000,000	1,243,330
Series A, 5.00%, 6/1/2037	2,435,000	2,997,195
Series A, 5.00%, 6/1/2038	500,000	586,090
Series A, 5.00%, 6/1/2041	285,000	340,381
Series A, 5.00%, 6/1/2043	5,380,000	6,722,633
Series D, 4.00%, 6/1/2034	400,000	469,152
Series D, 5.00%, 6/1/2021	310,000	323,519
Series D, 5.00%, 6/1/2022	320,000	348,938
Series D, 5.00%, 6/1/2023	100,000	113,656
Series D, 5.00%, 6/1/2032	505,000	634,755
Series D, 5.00%, 6/1/2035	1,000,000	1,243,330
Series D, 5.00%, 6/1/2036	3,555,000	4,400,194
Series D, 5.00%, 6/1/2038	1,000,000	1,232,840
Series D, 5.00%, 6/1/2041	500,000	604,835
Series D, 5.00%, 6/1/2042	4,680,000	5,721,253
Series E, 5.00%, 6/1/2024	900,000	1,061,757
Series E, 5.00%, 6/1/2025	170,000	207,318
Series E, 5.00%, 6/1/2032	145,000	179,798
Other Securities		30,267,368
		65,346,427
FLORIDA — 3.6%
Other Securities		120,523,185
GEORGIA — 2.0%
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,811,943
5.00%, 2/1/2030	800,000	982,984
Series A, 4.00%, 2/1/2031	100,000	115,818
Series A, 5.00%, 2/1/2025	485,000	585,594
Series A, 5.00%, 7/1/2026	3,295,000	4,150,217
Series A, 5.00%, 2/1/2027	2,650,000	3,240,909
Series A, 5.00%, 7/1/2031	165,000	216,251
Series A-1, 5.00%, 2/1/2026	215,000	267,690
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A-2, 5.00%, 2/1/2025	$ 250,000	$ 290,618
Series A-2, 5.00%, 2/1/2031	505,000	636,921
Series A-2, 5.00%, 2/1/2033	1,850,000	2,314,442
Series C, 5.00%, 7/1/2025	4,000,000	4,895,440
Series C, 5.00%, 7/1/2030	510,000	652,504
Series C-1, 4.00%, 1/1/2025	300,000	347,868
Series C-1, 4.00%, 7/1/2025	1,805,000	2,120,009
Series E, 5.00%, 12/1/2025	360,000	446,083
Series F, 5.00%, 1/1/2024	545,000	633,519
Series F, 5.00%, 1/1/2027	1,005,000	1,284,199
Series F, 5.00%, 1/1/2028	4,000,000	5,092,440
Other Securities		30,069,199
		66,154,648
HAWAII — 1.4%
Other Securities		46,191,235
IDAHO — 0.0% (a)
Other Securities		413,294
ILLINOIS — 1.7%
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2044	8,100,000	9,819,630
Other Securities		46,192,072
		56,011,702
INDIANA — 0.7%
Indiana, Finance Authority Revenue Series A, 5.00%, 2/1/2026	6,070,000	7,523,583
Other Securities		17,020,544
		24,544,127
IOWA — 0.1%
Other Securities		2,286,537
KANSAS — 0.5%
Other Securities		18,398,678
KENTUCKY — 0.1%
Other Securities		2,175,782
LOUISIANA — 0.7%
Other Securities		23,433,198
MAINE — 0.2%
Other Securities		5,009,118
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MARYLAND — 3.8%
Maryland, State General Obligation:
4.00%, 6/1/2027	$ 1,060,000	$ 1,192,479
4.00%, 6/1/2028	1,245,000	1,395,969
4.00%, 6/1/2030	100,000	111,536
5.00%, 3/15/2025	705,000	854,284
5.00%, 6/1/2026	2,100,000	2,457,924
5.00%, 8/1/2026	4,745,000	5,984,726
5.00%, 3/15/2028	800,000	1,022,832
5.00%, 3/15/2030	500,000	652,620
Series A, 4.00%, 3/15/2030	1,760,000	2,105,154
Series A, 5.00%, 3/15/2022	100,000	108,048
Series A, 5.00%, 3/1/2023	450,000	506,327
Series A, 5.00%, 3/15/2023	8,050,000	9,071,947
Series A, 5.00%, 8/1/2023	260,000	297,437
Series A, 5.00%, 3/1/2024	545,000	612,754
Series A, 5.00%, 8/1/2024	835,000	966,599
Series A, 5.00%, 3/1/2025	210,000	236,107
Series A, 5.00%, 3/15/2025	315,000	381,701
Series A, 5.00%, 8/1/2025	360,000	441,500
Series A, 5.00%, 3/1/2026	225,000	252,972
Series A, 5.00%, 8/1/2027	4,160,000	5,398,931
Series A, 5.00%, 8/1/2029	2,000,000	2,723,800
Series A, 5.00%, 8/1/2031	4,000,000	5,383,680
Series B, 4.00%, 8/1/2025	180,000	211,529
Series B, 5.00%, 8/1/2022	10,865,000	11,933,790
Series B, 5.00%, 8/1/2026	2,030,000	2,560,378
Series C, 5.00%, 8/1/2020	135,000	135,522
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	7,000,000	9,302,860
State of Maryland Department of Transportation 5.00%, 11/1/2024	7,195,000	8,604,501
Other Securities		54,124,531
		129,032,438
MASSACHUSETTS — 4.8%
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	508,635
3.50%, 5/1/2036	1,450,000	1,516,497
5.25%, 1/1/2044	800,000	1,019,720
Series A, 5.00%, 1/1/2024	3,675,000	4,270,497
Series A, 5.00%, 7/1/2025	1,000,000	1,223,310
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2026	$ 1,500,000	$ 1,884,300
Series A, 5.00%, 7/1/2029	4,250,000	5,286,575
Series A, 5.00%, 3/1/2032	1,215,000	1,392,621
Series A, 5.00%, 4/1/2034	100,000	124,598
Series A, 5.00%, 7/1/2035	2,000,000	2,373,720
Series A, 5.00%, 3/1/2036	1,130,000	1,284,324
Series A, 5.00%, 4/1/2036	190,000	235,203
Series A, 5.00%, 7/1/2036	2,000,000	2,367,680
Series A, 5.00%, 1/1/2037	100,000	125,534
Series A, 5.00%, 3/1/2037	110,000	124,820
Series A, 5.00%, 4/1/2037	150,000	184,961
Series A, 5.00%, 3/1/2038	100,000	113,316
Series A, 5.00%, 1/1/2042	135,000	167,447
Series A, 5.00%, 4/1/2042	250,000	304,615
Series A, 5.00%, 1/1/2044	3,000,000	3,704,460
Series A, 5.00%, 6/1/2044 (b)	5,000,000	5,645,350
Series B, 4.00%, 7/1/2026	100,000	119,745
Series B, 5.00%, 7/1/2023	150,000	171,051
Series B, 5.00%, 7/1/2024	900,000	1,064,898
Series B, 5.00%, 7/1/2025	1,120,000	1,370,107
Series B, 5.00%, 7/1/2027	115,000	147,985
Series B, 5.00%, 1/1/2028	5,000,000	6,494,050
Series B, 5.00%, 7/1/2028	830,000	1,092,189
Series B, 5.00%, 7/1/2030	250,000	342,788
Series B, 5.00%, 7/1/2033	1,045,000	1,277,063
Series B, 5.00%, 7/1/2036	100,000	121,224
Series B, 5.00%, 4/1/2037	3,850,000	4,747,319
Series C, 5.00%, 5/1/2021	545,000	566,511
Series C, 5.00%, 10/1/2021	2,535,000	2,684,514
Series C, 5.00%, 10/1/2026	1,170,000	1,480,331
Series C, 5.00%, 10/1/2027	350,000	453,534
Series D, 3.13%, 9/1/2034	180,000	192,319
Series D, 5.00%, 7/1/2027	250,000	321,708
Series D-2-R, 1.70%, 8/1/2043 (b)	355,000	363,758
Series E, 3.00%, 12/1/2023	2,000,000	2,181,240
Series E, 3.00%, 11/1/2035	5,495,000	5,914,104
Series E, 3.00%, 4/1/2044	180,000	186,575
Series E, 4.00%, 9/1/2039	2,750,000	3,066,607
Series E, 4.00%, 9/1/2041	4,000,000	4,455,560
Series E, 4.00%, 4/1/2042	1,980,000	2,181,663
Series E, 5.00%, 11/1/2027	105,000	136,372
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series E, 5.00%, 9/1/2029	$ 380,000	$ 417,016
Series E, 5.00%, 9/1/2030	385,000	421,979
Series F, 3.00%, 11/1/2028	100,000	104,714
Series H, 5.00%, 12/1/2022	195,000	217,177
Series I, 5.00%, 12/1/2034	395,000	486,893
Series J, 4.00%, 12/1/2039	225,000	256,730
Series J, 4.00%, 12/1/2045	150,000	167,930
Series J, 5.00%, 12/1/2036	110,000	134,763
Series J, 5.00%, 12/1/2037	2,710,000	3,312,297
Other Securities		79,403,115
		159,914,012
MICHIGAN — 0.8%
Other Securities		28,113,872
MINNESOTA — 1.4%
Other Securities		45,299,269
MISSISSIPPI — 0.3%
Other Securities		11,061,263
MISSOURI — 0.4%
Other Securities		13,888,471
NEBRASKA — 0.3%
Other Securities		9,278,234
NEVADA — 1.0%
Other Securities		33,619,486
NEW HAMPSHIRE — 0.0% (a)
Other Security		731,205
NEW JERSEY — 0.3%
Other Securities		10,792,503
NEW MEXICO — 0.3%
Other Securities		10,939,983
NEW YORK — 17.6%
Metropolitan New York, NY, Transportation Authority Revenue Series B-1, 5.00%, 11/15/2034	7,615,000	9,094,899
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2021	960,000	1,003,459
5.00%, 6/15/2024	550,000	649,742
5.00%, 6/15/2029	7,000,000	9,075,570
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series AA, 5.00%, 6/15/2040	$ 2,000,000	$ 2,582,120
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,783,640
Series BB-2, 5.00%, 6/15/2031	530,000	669,899
Series CC1, 4.00%, 6/15/2033	1,250,000	1,447,062
Series CC-1, 4.00%, 6/15/2037	250,000	286,315
Series CC-1, 4.00%, 6/15/2041	900,000	1,060,191
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,253,483
Series EE, 5.00%, 6/15/2040	4,240,000	5,269,090
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,276,770
Series FF, 4.00%, 6/15/2041	5,000,000	5,932,700
Series FF, 5.00%, 6/15/2031	335,000	400,864
Series FF, 5.00%, 6/15/2034	1,750,000	2,234,347
Series FF, 5.00%, 6/15/2039	3,450,000	4,243,839
Series FF, 5.00%, 6/15/2041	10,000,000	13,008,900
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,919,165
Series GG, 5.00%, 6/15/2037	190,000	224,124
Series GG, 5.00%, 6/15/2039	350,000	411,569
Series HH, 5.00%, 6/15/2039	155,000	182,266
Sub-Series CC1, 5.00%, 6/15/2038	145,000	176,142
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,181,667
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
3.25%, 2/1/2042	900,000	944,559
4.00%, 5/1/2045	1,000,000	1,157,020
5.00%, 11/1/2031	500,000	597,675
5.00%, 2/1/2034	600,000	732,456
5.00%, 5/1/2034	250,000	299,783
5.00%, 5/1/2036	245,000	293,483
5.25%, 8/1/2037	4,000,000	5,038,440
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	530,765
Series A-1, 5.00%, 8/1/2023	5,880,000	6,693,557
Series A-1, 5.00%, 8/1/2027	275,000	330,209
Series A-1, 5.00%, 8/1/2029	170,000	203,289
Series A-1, 5.00%, 8/1/2031	150,000	173,766
Series A-1, 5.00%, 8/1/2033	2,915,000	3,666,021
Series A-1, 5.00%, 8/1/2036	2,000,000	2,489,060
Series A-2, 5.00%, 8/1/2036	1,640,000	2,010,312
Series A-3, 4.00%, 5/1/2042	6,000,000	6,864,120
Series A-3, 5.00%, 8/1/2040	500,000	606,840
Series B-1, 4.00%, 8/1/2037	105,000	118,759
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series B-1, 4.00%, 11/1/2042	$ 5,000,000	$ 5,750,550
Series B-1, 5.00%, 11/1/2028	500,000	655,760
Series B-1, 5.00%, 8/1/2029	40,000	50,691
Series B-1, 5.00%, 8/1/2030	295,000	360,823
Series B-1, 5.00%, 8/1/2031	175,000	202,727
Series B-1, 5.00%, 8/1/2034	500,000	617,570
Series B-1, 5.00%, 11/1/2034	545,000	702,647
Series B-1, 5.00%, 11/1/2035	160,000	189,710
Series B-1, 5.00%, 8/1/2036	520,000	597,215
Series B-1, 5.00%, 8/1/2038	7,095,000	8,548,624
Series B-1, 5.00%, 8/1/2040	3,800,000	4,561,406
Series C, 5.00%, 11/1/2022	100,000	110,594
Series C, 5.00%, 11/1/2023	125,000	143,593
Series C, 5.00%, 11/1/2025	4,395,000	5,375,291
Series C, 5.00%, 11/1/2026	120,000	143,348
Series C, 5.00%, 11/1/2027	150,000	178,559
Series C1, 5.00%, 11/1/2034	7,000,000	8,923,950
Series D-1, 5.00%, 2/1/2026	100,000	114,977
Series E-1, 4.00%, 2/1/2041	110,000	120,613
Series E-1, 5.00%, 2/1/2030	3,370,000	4,083,965
Series E-1, 5.00%, 2/1/2041	670,000	771,719
Series F-1, 5.00%, 5/1/2032	5,500,000	6,810,375
Series F-1, 5.00%, 5/1/2039	115,000	139,109
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,044,106
5.00%, 3/15/2022	500,000	540,150
5.00%, 4/1/2023	750,000	841,447
5.00%, 8/1/2026	835,000	1,036,811
5.00%, 1/1/2036	2,250,000	2,816,865
5.00%, 8/1/2039	5,000,000	6,263,000
Series A, 3.00%, 8/1/2036	13,000,000	13,641,030
Series A, 4.00%, 8/1/2037	1,900,000	2,204,608
Series A, 5.00%, 8/1/2023	5,900,000	6,702,695
Series A, 5.00%, 8/1/2024	3,500,000	4,109,735
Series A, 5.00%, 8/1/2026	125,000	149,478
Series B, 5.00%, 8/1/2025	150,000	174,420
Series B-1, 5.00%, 10/1/2031	2,185,000	2,858,177
Series B-1, 5.00%, 12/1/2031	160,000	195,405
Series B-1, 5.00%, 10/1/2032	1,680,000	2,173,282
Series B-1, 5.00%, 10/1/2036	400,000	486,604
Series B-1, 5.00%, 10/1/2037	4,730,000	5,735,361
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series B-1, 5.00%, 12/1/2037	$ 500,000	$ 598,085
Series B-1, 5.00%, 10/1/2038	300,000	362,886
Series B-1, 5.00%, 12/1/2038	3,095,000	3,693,852
Series C, 5.00%, 8/1/2024	8,450,000	9,922,074
Series C, 5.00%, 8/1/2025	425,000	501,279
Series C, 5.00%, 8/1/2026	655,000	800,738
Series C, 5.00%, 8/1/2027	120,000	145,289
Series C, 5.00%, 8/1/2028	1,980,000	2,486,242
Series C-1, 5.00%, 8/1/2030	5,000,000	6,725,000
Series D1, 4.00%, 12/1/2042	255,000	288,555
Series D1, 4.00%, 12/1/2043	3,500,000	3,951,780
Series E, 4.00%, 8/1/2026	250,000	294,855
Series E, 5.00%, 8/1/2024	760,000	892,400
Series E, 5.00%, 8/1/2028	160,000	196,227
Series E, 5.00%, 8/1/2032	2,900,000	3,697,848
Series E-1, 4.00%, 3/1/2041	500,000	562,435
Series E-1, 5.00%, 3/1/2040	4,000,000	4,858,000
Series F-1, 5.00%, 6/1/2026	165,000	196,437
Series I, 5.00%, 3/1/2022	60,000	64,531
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	226,838
5.00%, 10/1/2028	500,000	605,335
5.00%, 7/1/2033	1,335,000	1,926,592
5.00%, 7/1/2034	2,105,000	3,080,710
5.00%, 7/1/2036	500,000	747,275
Series 1, 5.00%, 1/15/2029	400,000	497,372
Series 1, 5.00%, 1/15/2030	250,000	308,973
Series 1, 5.00%, 1/15/2031	500,000	613,915
Series A, 2.13%, 7/1/2041 (b)	865,000	868,252
Series A, 2.50%, 7/1/2041 (b)	530,000	530,000
Series A, 3.00%, 7/1/2029	315,000	346,547
Series A, 4.00%, 7/1/2034	100,000	114,203
Series A, 4.00%, 7/1/2043	1,350,000	1,497,150
Series A, 5.00%, 7/1/2021	190,000	198,983
Series A, 5.00%, 7/1/2026	1,640,000	2,048,114
Series A, 5.00%, 7/1/2028	2,000,000	2,664,500
Series A, 5.00%, 10/1/2028 (c)	205,000	256,102
Series A, 5.00%, 7/1/2029	2,000,000	2,731,240
Series A, 5.00%, 10/1/2029	4,540,000	5,594,370
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,750,418
Series A, 5.00%, 10/1/2030	5,000,000	6,057,790
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2031	$ 3,750,000	$ 4,500,300
Series A, 5.00%, 7/1/2032	125,000	154,783
Series A, 5.00%, 10/1/2032	3,500,000	4,177,355
Series A, 5.00%, 7/1/2033	600,000	725,028
Series A, 5.00%, 10/1/2033	5,000,000	5,944,800
Series A, 5.00%, 7/1/2034	5,040,000	6,217,495
Series A, 5.00%, 7/1/2035	100,000	123,039
Series A, 5.00%, 7/1/2040	200,000	241,292
Series B, 5.00%, 10/1/2021	225,000	238,183
Series B, 5.00%, 10/1/2030	260,000	322,910
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	104,990
5.00%, 2/15/2022	3,265,000	3,508,275
5.00%, 2/15/2023	355,000	397,738
5.00%, 2/15/2025	3,280,000	3,942,658
5.00%, 2/15/2036	6,000,000	7,261,005
Series A, 5.00%, 3/15/2022	190,000	204,850
Series A, 5.00%, 3/15/2026	245,000	291,087
Series A, 5.00%, 3/15/2031	500,000	643,835
Series B, 5.00%, 2/15/2023	565,000	633,020
Series B, 5.00%, 3/15/2027	110,000	127,028
Series B, 5.00%, 3/15/2028	170,000	195,978
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	487,344
Series B-GROUP C, 5.00%, 2/15/2039	200,000	230,958
Series C, 5.00%, 3/15/2037	105,000	119,150
Series D, 4.00%, 2/15/2038	3,000,000	3,517,770
Series D, 5.00%, 2/15/2022	2,260,000	2,428,393
Series D, 5.00%, 2/15/2024	7,000,000	8,141,490
Series D, 5.00%, 2/15/2025	730,000	877,482
Series D, 5.00%, 2/15/2026	920,000	1,136,090
Series D, 5.00%, 2/15/2027	100,000	124,028
Series D, 5.00%, 2/15/2028	165,000	203,983
Series D, 5.00%, 2/15/2041	605,000	770,546
Series E, 5.00%, 3/15/2022	110,000	118,598
Series E, 5.00%, 3/15/2023	180,000	202,338
Series E, 5.00%, 3/15/2036	1,745,000	2,056,308
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2024	755,000	880,715
Series A, 5.00%, 3/15/2022	3,100,000	3,342,296
Series A, 5.00%, 3/15/2024	300,000	349,953
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2025	$ 3,250,000	$ 3,916,932
Series A, 5.00%, 3/15/2028	500,000	636,197
Series A, 5.00%, 3/15/2030	1,360,000	1,687,676
Series A, 5.00%, 3/15/2031	160,000	182,874
Series A, 5.00%, 3/15/2032	7,600,000	9,241,606
Series A, 5.00%, 3/15/2037	4,300,000	5,327,528
Series A, 5.00%, 3/15/2038	140,000	157,739
Series A, 5.00%, 3/15/2039	400,000	493,048
Series A-GROUP B, 5.00%, 3/15/2037	160,000	193,883
Series A-GROUP C, 5.00%, 3/15/2043	300,000	359,085
Series B, 5.00%, 3/15/2031	795,000	946,503
Series B-B, 5.00%, 3/15/2027	270,000	325,388
Series B-B, 5.00%, 3/15/2029	40,000	47,936
Series B-B, 5.00%, 3/15/2033	350,000	413,599
Series B-B, 5.00%, 3/15/2034	275,000	324,211
Series C, 5.00%, 3/15/2042	270,000	313,459
Series E, 5.00%, 3/15/2034	5,000,000	6,340,200
Series E, 5.00%, 3/15/2041	5,000,000	6,201,800
New York, State Environmental Facilities Corp., Revenue Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,127,605
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	256,725
5.00%, 3/15/2044	370,000	418,855
Series A, 5.00%, 3/15/2022	460,000	495,954
Series A, 5.00%, 3/15/2023	6,725,000	7,561,523
Series A, 5.00%, 3/15/2024	4,180,000	4,877,684
Series A, 5.00%, 3/15/2025	5,140,000	6,205,419
Series A, 5.00%, 3/15/2026	6,295,000	7,794,847
Series A, 5.00%, 3/15/2027	565,000	689,543
Series A, 5.00%, 3/15/2035	11,000,000	13,859,120
Series A, 5.00%, 3/15/2044	1,000,000	1,228,960
Series A-, 5.00%, 3/15/2023	1,450,000	1,630,365
Series A-, 5.00%, 3/15/2024	440,000	513,440
Series A-, 5.00%, 3/15/2028	225,000	270,142
Series A-, 5.00%, 3/15/2029	525,000	628,273
Series A-, 5.00%, 3/15/2033	3,610,000	4,267,959
Series A-, 5.00%, 3/15/2038	105,000	122,927
Series A-, 5.00%, 3/15/2039	530,000	619,331
Series A-, 5.00%, 3/15/2042	380,000	441,780
Series C-, 5.00%, 3/15/2027	100,000	126,736
Series C-, 5.00%, 3/15/2031	4,250,000	5,333,707
Series E, 5.00%, 3/15/2033	120,000	132,828
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Other Securities		$ 126,149,275
		592,953,872
NORTH CAROLINA — 1.6%
North Carolina, State General Obligation:
Series B, 5.00%, 6/1/2026	$ 6,850,000	8,608,326
Series B, 5.00%, 6/1/2028	8,700,000	11,564,388
Other Securities		32,986,211
		53,158,925
NORTH DAKOTA — 0.0% (a)
Other Security		1,243,389
OHIO — 2.6%
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2029	8,075,000	10,989,671
Ohio, Water Development Authority Revenue Series A, 5.00%, 6/1/2029	13,500,000	18,119,160
Other Securities		57,515,656
		86,624,487
OKLAHOMA — 0.6%
Tulsa, OK, Public Facilities Authority Revenue 5.00%, 6/1/2023	7,560,000	8,498,272
Other Securities		12,374,796
		20,873,068
OREGON — 1.6%
Other Securities		53,663,673
PENNSYLVANIA — 1.8%
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	459,328
4.00%, 3/1/2038	4,085,000	4,735,577
5.00%, 3/1/2022	500,000	537,930
5.00%, 9/15/2022	2,500,000	2,748,950
5.00%, 3/15/2023	120,000	134,542
5.00%, 9/15/2023	600,000	685,446
5.00%, 3/15/2024	375,000	435,739
5.00%, 9/15/2024	10,175,000	12,022,169
5.00%, 3/15/2025	325,000	389,954
5.00%, 8/15/2025	275,000	334,073
5.00%, 9/15/2025	1,570,000	1,911,679
5.00%, 9/15/2026	1,075,000	1,343,556
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 1/1/2027	$ 500,000	$ 629,830
5.00%, 3/15/2028	270,000	320,652
5.00%, 9/15/2028	8,030,000	9,986,670
5.00%, 1/1/2024	725,000	836,447
Series D, 5.00%, 8/15/2032	800,000	947,496
Series REF, 5.00%, 1/15/2022	1,480,000	1,583,911
Series REF, 5.00%, 1/15/2025	1,250,000	1,492,725
Series REF, 5.00%, 1/15/2028	2,410,000	3,020,935
Other Securities		15,847,404
		60,405,013
RHODE ISLAND — 0.2%
Other Securities		5,254,079
SOUTH CAROLINA — 0.3%
Other Securities		9,872,390
TENNESSEE — 0.8%
Other Securities		27,138,688
TEXAS — 11.8%
Austin, TX, Independent School District, General Obligation 4.00%, 8/1/2034 (c)	6,000,000	7,138,140
Dallas, TX, Area Rapid Transit, Sales Tax Revenue 5.00%, 12/1/2034	6,000,000	7,813,860
Houston, TX, General Obligation Series A, 5.00%, 3/1/2030	10,000,000	13,024,600
Round Rock, TX, Independent School District, General Obligation Series A, 5.00%, 8/1/2025 (c)	7,310,000	8,919,662
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	176,396
4.00%, 10/15/2036	3,675,000	4,302,264
5.00%, 4/15/2024	220,000	258,080
5.00%, 4/15/2026	135,000	168,009
5.00%, 4/15/2027	2,990,000	3,797,748
5.00%, 4/15/2029	340,000	429,695
5.00%, 8/1/2033	3,000,000	3,959,940
5.00%, 10/15/2041	4,050,000	4,907,385
5.00%, 10/15/2043	4,405,000	5,479,379
Series A, 4.00%, 10/15/2033	2,020,000	2,312,213
Series A, 4.00%, 10/15/2037	180,000	213,478
Series A, 4.00%, 10/15/2040	115,000	130,310
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 4.00%, 10/15/2052	$ 125,000	$ 143,835
Series A, 5.00%, 10/15/2020	130,000	131,776
Series A, 5.00%, 4/15/2021	100,000	103,736
Series A, 5.00%, 4/15/2026	135,000	166,497
Series A, 5.00%, 4/15/2027	120,000	153,013
Series A, 5.00%, 10/15/2029	645,000	790,196
Series A, 5.00%, 10/15/2031	575,000	701,092
Series A, 5.00%, 10/15/2040	600,000	722,592
Series B, 5.00%, 10/15/2032	5,570,000	7,255,816
Series B, 5.00%, 10/15/2038	2,020,000	2,572,106
Other Securities		321,642,202
		397,414,020
UTAH — 0.5%
Other Securities		18,332,426
VIRGINIA — 2.6%
Other Securities		85,703,974
WASHINGTON — 4.5%
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2032	5,850,000	7,701,408
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,727,516
5.00%, 8/1/2023	100,000	114,332
5.00%, 6/1/2029 (d)	650,000	852,975
5.00%, 2/1/2030	4,000,000	5,484,200
5.00%, 8/1/2033	255,000	320,198
5.00%, 6/1/2034 (d)	1,840,000	2,408,652
5.00%, 6/1/2035 (d)	925,000	1,205,571
5.00%, 2/1/2036	1,500,000	1,984,890
5.00%, 8/1/2040	7,410,000	8,904,301
5.00%, 8/1/2044	725,000	924,375
Series 201, 5.00%, 8/1/2040	3,080,000	3,618,014
Series 2016A, 5.00%, 7/1/2021	5,165,000	5,409,718
Series 2016A, 5.00%, 7/1/2024	165,000	195,015
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,237,543
Series A, 5.00%, 8/1/2027	225,000	273,030
Series A, 5.00%, 8/1/2031	330,000	407,118
Series A, 5.00%, 8/1/2034	300,000	365,757
Series A, 5.00%, 8/1/2035	1,245,000	1,526,183
Series A, 5.00%, 8/1/2037	310,000	384,614
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2041	$ 1,645,000	$ 2,022,314
Series A-1, 5.00%, 8/1/2024	370,000	438,565
Series A-1, 5.00%, 8/1/2033	120,000	143,105
Series A-1, 5.00%, 8/1/2034	300,000	356,943
Series A-1, 5.00%, 8/1/2036	550,000	650,815
Series A-1, 5.00%, 8/1/2040	300,000	352,404
Series B, 5.00%, 7/1/2024	115,000	135,920
Series B, 5.00%, 2/1/2029	135,000	161,168
Series B, 5.00%, 7/1/2029	530,000	649,292
Series B, 5.00%, 7/1/2031	355,000	430,430
Series B, 5.00%, 7/1/2033	285,000	342,513
Series B, 5.00%, 2/1/2037	500,000	582,410
Series C, 5.00%, 2/1/2022	9,260,000	9,953,389
Series C, 5.00%, 2/1/2023	100,000	112,082
Series C, 5.00%, 2/1/2032	105,000	127,254
Series C, 5.00%, 2/1/2035	450,000	526,576
Series C, 5.00%, 2/1/2039	3,000,000	3,567,750
Series D, 5.00%, 2/1/2021	325,000	333,990
Series D, 5.00%, 2/1/2029	250,000	307,708
Series D, 5.00%, 2/1/2037	100,000	119,399
Series D, 5.00%, 2/1/2041	850,000	1,037,799
Series R, 5.00%, 7/1/2026	120,000	143,836
Series R-2015, 4.00%, 7/1/2026	450,000	509,409
Series R-2015-D, 5.00%, 7/1/2027	335,000	400,385
Series R-2015E, 5.00%, 7/1/2021	125,000	130,923
Series R-2015E, 5.00%, 7/1/2024	175,000	206,834
Series R-2015E, 5.00%, 7/1/2025	315,000	378,346
Series R-2015E, 5.00%, 7/1/2026	65,000	77,911
Series R-2017A, 5.00%, 8/1/2022	255,000	280,084
Series R-2017A, 5.00%, 8/1/2023	100,000	114,332
Series R-2017A, 5.00%, 8/1/2027	500,000	627,240
Series R-2017C, 5.00%, 8/1/2022	460,000	505,250
Series R-2017C, 5.00%, 8/1/2024	350,000	414,858
Series R-2017C, 5.00%, 8/1/2025	135,000	165,335
Series R-2018D, 5.00%, 8/1/2029	290,000	371,835
Series R-H, 5.00%, 7/1/2026	110,000	131,849
Other Securities		72,440,870
		151,296,533
WEST VIRGINIA — 0.3%
Washington, State General Obligation:
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,259,660
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series B-GROUP 2, 5.00%, 12/1/2040	$ 3,000,000	$ 3,760,740
Other Securities		6,043,202
		11,063,602
WISCONSIN — 1.8%
Wisconsin, Revenue Series A, 5.00%, 5/1/2028	7,000,000	8,886,640
Wisconsin, State General Obligation Series 2, 5.00%, 11/1/2026	6,295,000	8,001,386
Other Securities		41,854,993
		58,743,019
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,121,412,330)		3,320,334,612
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f) (Cost $4,512,703)	4,512,703	4,512,703
TOTAL INVESTMENTS — 98.9% (Cost $3,125,925,033)		3,324,847,315
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		37,035,678
NET ASSETS — 100.0%		$ 3,361,882,993
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.5%
Assured Guaranty Municipal Corp.	0.1%
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,320,334,612	$—	$3,320,334,612
Short-Term Investment	4,512,703	—	—	4,512,703
TOTAL INVESTMENTS	$4,512,703	$3,320,334,612	$—	$3,324,847,315
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$369,489,501	$369,220,800	$—	$—	4,512,703	$4,512,703	$104,500
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.5%
Other Securities		$ 21,070,154
ARIZONA — 2.5%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	$ 14,580,000	15,946,583
Other Securities		84,675,894
		100,622,477
ARKANSAS — 0.0% (a)
Other Security		126,469
CALIFORNIA — 17.5%
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (b)	15,085,000	15,415,060
Series B, 2.25%, 4/1/2045 (b)	28,000,000	28,665,000
California, State General Obligation:
4.00%, 9/1/2021	150,000	156,479
4.00%, 9/1/2022	700,000	756,455
4.00%, 10/1/2023	10,000,000	11,189,700
4.00%, 11/1/2023	3,655,000	4,100,033
4.00%, 4/1/2024	10,000,000	11,351,000
4.00%, 10/1/2024	37,530,000	43,194,778
5.00%, 8/1/2021	100,000	105,089
5.00%, 9/1/2021	1,925,000	2,030,490
5.00%, 8/1/2022	190,000	208,690
5.00%, 9/1/2022	2,355,000	2,594,760
5.00%, 11/1/2022	28,035,000	31,116,046
5.00%, 8/1/2023	4,125,000	4,718,958
5.00%, 9/1/2023	325,000	372,976
5.00%, 10/1/2023	10,000,000	11,512,500
5.00%, 4/1/2024	14,550,000	17,056,674
5.00%, 8/1/2024	19,620,000	23,273,440
5.00%, 9/1/2024	2,500,000	2,974,025
5.00%, 10/1/2024	5,000,000	5,965,000
5.00%, 11/1/2024	5,000,000	5,981,900
4.00%, 12/1/2030 (b)	14,115,000	14,554,259
Series B, 5.00%, 8/1/2021	10,000,000	10,508,900
Series B, 5.00%, 8/1/2022	2,680,000	2,943,632
Series B, 5.00%, 8/1/2024	10,000,000	11,862,100
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Los Angeles, CA, Community College District, General Obligation Series B-1, 5.00%, 8/1/2021	$ 16,000,000	$ 16,828,480
Los Angeles, CA, Department of Water & Power Power System Revenue Series B, 5.00%, 7/1/2024	19,000,000	22,564,590
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	329,959
Series A, 5.00%, 7/1/2022	26,410,000	28,857,679
Series A, 5.00%, 7/1/2023	20,450,000	23,280,280
Series A, 5.00%, 7/1/2024	14,425,000	16,880,441
Series A, 5.00%, 7/1/2025	1,000,000	1,220,540
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,839,160
San Diego County, CA, Unified School District Revenue 4.00%, 7/1/2021	15,000,000	15,558,300
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,500,100
Other Securities		279,025,599
		701,493,072
COLORADO — 1.5%
Other Securities		59,911,329
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	13,625,000	14,879,181
Series A-4-, 2.00%, 7/1/2049 (b)	5,000,000	5,128,250
Series C-2, 5.00%, 7/1/2057 (b)	32,130,000	35,923,589
Series U-1-, 2.00%, 7/1/2033 (b)	6,790,000	6,964,163
Series U-2-, 2.00%, 7/1/2033 (b)	6,475,000	6,641,084
Other Securities		4,436,634
		73,972,901
DELAWARE — 0.4%
Other Securities		17,326,762
DISTRICT OF COLUMBIA — 1.3%
Other Securities		53,268,492
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
FLORIDA — 3.3%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2021	$ 730,000	$ 761,908
Series A, 5.00%, 6/1/2023	4,495,000	5,107,399
Series A, 5.00%, 7/1/2023	2,000,000	2,276,160
Series A, 5.00%, 6/1/2024	9,275,000	10,938,007
Series A, 5.00%, 6/1/2025	9,745,000	11,878,863
Series B, 5.00%, 6/1/2024	1,065,000	1,255,954
Series C, 5.00%, 6/1/2024	3,940,000	4,646,442
Series D, 5.00%, 6/1/2024	8,380,000	9,882,534
Series E, 5.00%, 6/1/2022	125,000	136,329
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2022	13,315,000	14,666,872
Palm Beach County, School District Series A, 5.00%, 8/1/2023	12,045,000	13,707,571
Other Securities		56,017,095
		131,275,134
GEORGIA — 2.7%
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	11,000,000	12,341,120
Series A-1, 5.00%, 2/1/2022	11,335,000	12,185,692
Series A-1, 5.00%, 2/1/2023	500,000	560,960
Series C, 5.00%, 7/1/2022	11,700,000	12,808,926
Series C-1, 4.00%, 1/1/2025	2,265,000	2,626,403
Series C-1, 5.00%, 1/1/2023	4,000,000	4,472,360
Series C-1, 5.00%, 7/1/2023	10,000,000	11,409,800
Series E, 5.00%, 12/1/2021	1,230,000	1,312,582
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	16,047,450
Other Securities		35,622,241
		109,387,534
HAWAII — 1.5%
Other Securities		59,144,186
ILLINOIS — 0.8%
Other Securities		31,770,240
INDIANA — 0.3%
Other Securities		12,883,529
IOWA — 0.3%
Other Securities		13,684,750
See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
KANSAS — 0.5%
Other Securities		$ 20,208,410
KENTUCKY — 0.0% (a)
Other Securities		643,291
LOUISIANA — 0.2%
Other Securities		8,869,640
MAINE — 0.3%
Other Securities		11,623,916
MARYLAND — 5.3%
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	$ 4,000,000	4,175,640
5.00%, 9/1/2020	100,000	100,788
5.00%, 12/15/2021	890,000	951,535
5.00%, 5/1/2022	9,705,000	10,546,423
5.00%, 9/1/2022	15,010,000	16,537,417
5.00%, 5/1/2023	8,240,000	9,328,999
5.00%, 6/1/2023	2,410,000	2,737,591
5.00%, 11/1/2023	5,005,000	5,776,471
Series 2015, 5.00%, 6/1/2022	800,000	872,504
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	162,958
5.00%, 6/1/2022	14,200,000	15,481,266
5.00%, 3/1/2023	100,000	103,169
5.00%, 6/1/2023	14,285,000	16,235,760
5.00%, 3/1/2024	100,000	103,169
5.00%, 6/1/2024	2,500,000	2,949,325
Series A, 5.00%, 3/1/2022	2,075,000	2,238,178
Series A, 5.00%, 3/15/2022	200,000	216,096
Series A, 5.00%, 8/1/2022	5,015,000	5,508,325
Series A, 5.00%, 3/15/2023	300,000	338,085
Series A, 5.00%, 8/1/2023	1,200,000	1,372,788
Series A, 5.00%, 3/15/2024	10,000,000	11,708,000
Series B, 5.00%, 8/1/2022	10,700,000	11,752,559
Series C, 5.00%, 8/1/2020	100,000	100,387
Montgomery County, MD, General Obligation Series A, 5.00%, 11/1/2023	15,765,000	18,206,368
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2024	14,860,000	17,606,425
Other Securities		57,352,080
		212,462,306
See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
MASSACHUSETTS — 4.3%
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	$ 2,875,000	$ 3,145,078
Series A, 5.00%, 3/1/2023	520,000	585,088
Series A, 5.00%, 7/1/2023	2,000,000	2,280,680
Series A, 5.00%, 1/1/2024	3,675,000	4,270,497
Series A, 5.00%, 7/1/2025	1,000,000	1,223,310
Series B, 5.00%, 7/1/2023	2,250,000	2,565,765
Series C, 5.00%, 10/1/2022	7,930,000	8,771,056
Series C, 5.00%, 2/1/2023	6,725,000	7,541,213
Series D-2-R, 1.70%, 8/1/2043 (b)	36,700,000	37,605,389
Series E, 3.00%, 12/1/2023	8,000,000	8,724,960
Series E, 5.00%, 11/1/2022	9,690,000	10,754,931
Series E, 5.00%, 11/1/2023	5,720,000	6,605,799
Series E, 5.00%, 11/1/2024	825,000	987,401
Other Securities		76,152,908
		171,214,075
MICHIGAN — 1.3%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	17,825,000	18,709,655
Other Securities		31,238,662
		49,948,317
MINNESOTA — 1.5%
Minnesota, State General Obligation Series A, 5.00%, 8/1/2022	13,070,000	14,367,197
Other Securities		46,529,342
		60,896,539
MISSOURI — 0.2%
Other Securities		9,407,912
NEBRASKA — 0.2%
Other Securities		7,962,985
NEVADA — 1.1%
Other Securities		43,573,900
NEW JERSEY — 0.4%
Other Securities		16,842,453
NEW MEXICO — 1.1%
Other Securities		43,743,014
See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
NEW YORK — 15.1%
Metropolitan Transportation Authority Revenue Series A-1, 5.00%, 2/1/2023	$ 20,000,000	$ 21,190,200
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	16,589,100
5.00%, 8/1/2023	4,300,000	4,894,948
Series A-1, 5.00%, 8/1/2022	100,000	109,485
Series A-1, 5.00%, 8/1/2023	6,120,000	6,966,763
Series A-1, 5.00%, 8/1/2024	1,000,000	1,178,640
Series C, 5.00%, 11/1/2020	150,000	152,363
Series C, 5.00%, 11/1/2021	390,000	413,997
Series C, 5.00%, 11/1/2022	4,405,000	4,871,666
Series C-1, 5.00%, 5/1/2021	695,000	721,834
Series C-1, 5.00%, 11/1/2021	7,400,000	7,855,322
Series C-1, 5.00%, 5/1/2023	16,000,000	18,041,920
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,701
Series A, 5.00%, 8/1/2021	1,500,000	1,573,980
Series A, 5.00%, 8/1/2022	20,850,000	22,795,722
Series A, 5.00%, 8/1/2023	17,615,000	20,011,521
Series A-1, 5.00%, 8/1/2021	750,000	786,990
Series C, 5.00%, 8/1/2020	135,000	135,508
Series C, 5.00%, 8/1/2021	1,500,000	1,573,980
Series C, 5.00%, 8/1/2022	16,420,000	17,952,314
Series C, 5.00%, 8/1/2023	3,540,000	4,021,617
Series C, 5.00%, 8/1/2024	675,000	792,592
Series E, 5.00%, 8/1/2020	275,000	276,034
Series E, 5.00%, 8/1/2021	11,180,000	11,731,398
Series E, 5.00%, 8/1/2022	740,000	809,057
Series E, 5.00%, 8/1/2023	5,000,000	5,680,250
Series E, 5.00%, 8/1/2024	17,500,000	20,548,675
Series G, 5.00%, 8/1/2020	120,000	120,451
Series J, 4.00%, 8/1/2021	3,045,000	3,162,385
Subseries D, 5.00%, 8/1/2038 (b)	20,000,000	22,508,600
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	17,347,964
Series 2018A, 5.00%, 10/1/2021	895,000	944,887
Series A, 5.00%, 3/15/2022	330,000	355,793
Series A, 5.00%, 3/15/2024	7,000,000	8,165,570
Series B, 5.00%, 2/15/2023	1,500,000	1,680,585
See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2022	$ 13,275,000	$ 14,264,120
Series D, 5.00%, 2/15/2023	8,900,000	9,971,471
Series D, 5.00%, 2/15/2024	9,380,000	10,909,597
Series D, 5.00%, 2/15/2025	3,500,000	4,207,105
Series E, 5.00%, 3/15/2024	1,800,000	2,099,718
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	10,270,000	10,608,602
Series A, 5.00%, 3/15/2022	23,500,000	25,336,760
Series A, 5.00%, 3/15/2023	27,100,000	30,463,110
Series A, 5.00%, 3/15/2024	700,000	816,557
Series C, 5.00%, 3/15/2022	1,550,000	1,671,148
Series C, 5.00%, 3/15/2023	930,000	1,045,413
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,152,776
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	5,365,000	5,541,884
Series A, 5.00%, 3/15/2022	39,490,000	42,576,538
Series A, 5.00%, 3/15/2023	5,825,000	6,549,572
Series A, 5.00%, 3/15/2024	5,000,000	5,834,550
Series A-, 5.00%, 3/15/2021	10,140,000	10,474,316
Series A-, 5.00%, 3/15/2023	5,880,000	6,611,413
Series A-, 5.00%, 3/15/2024	13,430,000	15,671,601
Series E, 5.00%, 3/15/2023	125,000	140,549
Other Securities		151,059,373
		606,069,985
NORTH CAROLINA — 2.0%
North Carolina, State General Obligation Series A, 5.00%, 6/1/2023	15,000,000	17,057,700
Other Securities		64,571,747
		81,629,447
OHIO — 2.5%
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	211,058
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,541,284
Series A, 5.00%, 3/15/2022	5,535,000	5,980,457
Series A, 5.00%, 9/1/2023	325,000	372,535
Series A, 5.00%, 12/1/2024	10,000,000	11,977,900
Series A, 5.00%, 3/15/2025	1,000,000	1,170,910
Series A, 5.00%, 5/1/2025	5,165,000	6,276,456
Series A, 5.00%, 6/15/2025	2,195,000	2,677,724
Series A, 5.00%, 12/1/2025	2,000,000	2,474,620
See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2023	$ 130,000	$ 148,546
Series B, 5.00%, 6/15/2026	2,210,000	2,412,989
Series C, 5.00%, 11/1/2022	6,475,000	7,186,602
Series C, 5.00%, 11/1/2024	1,980,000	2,366,001
Series S, 5.00%, 5/1/2023	105,000	119,005
Series V, 5.00%, 5/1/2023	5,725,000	6,488,600
Other Securities		48,455,536
		99,860,223
OKLAHOMA — 0.6%
Other Securities		24,892,623
OREGON — 1.2%
Other Securities		46,677,355
PENNSYLVANIA — 2.6%
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	237,516
5.00%, 9/15/2021	16,565,000	17,488,664
5.00%, 3/1/2022	850,000	914,481
5.00%, 7/15/2022	16,455,000	17,972,645
5.00%, 9/15/2024	3,000,000	3,544,620
5.00%, 1/1/2024	605,000	698,001
Series 2016, 5.00%, 9/15/2023	615,000	702,582
Series 2018A, 5.00%, 3/1/2024	28,500,000	33,071,970
Series D, 5.00%, 8/15/2022	200,000	219,182
Series REF, 5.00%, 1/15/2022	700,000	749,147
Series REF, 5.00%, 1/15/2023	9,500,000	10,582,430
Series REF, 5.00%, 1/15/2024	5,260,000	6,076,825
Other Securities		11,127,173
		103,385,236
RHODE ISLAND — 0.1%
Other Security		3,165,262
SOUTH CAROLINA — 0.3%
Other Securities		9,978,350
TENNESSEE — 0.9%
Other Securities		36,639,849
TEXAS — 12.2%
Dallas, TX, General Obligation 5.00%, 2/15/2024	15,100,000	17,530,647
See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Dallas, TX, Independent School District, General Obligation Seres B, 5.00%, 2/15/2025 (c)	$ 11,945,000	$ 14,373,777
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	400,000	411,804
5.00%, 2/15/2022 (c)	10,995,000	11,838,536
5.00%, 2/15/2023 (c)	20,735,000	23,247,667
5.00%, 2/15/2024 (c)	4,165,000	4,845,228
5.00%, 2/15/2025 (c)	4,530,000	5,439,624
Series A, 5.00%, 2/15/2022 (c)	3,145,000	3,386,284
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	32,500,000	34,513,375
Other Securities		372,762,315
		488,349,257
UTAH — 1.0%
Other Securities		40,200,592
VIRGINIA — 3.7%
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,890,627
Series A, 5.00%, 2/1/2021	235,000	241,514
Series A, 5.00%, 2/1/2022	600,000	644,826
Series A, 5.00%, 2/1/2023	16,915,000	18,936,391
Series B, 5.00%, 9/1/2022	440,000	484,572
Series B, 5.00%, 2/1/2023	6,020,000	6,744,025
Series B, 5.00%, 9/1/2024	300,000	355,653
Series D, 5.00%, 2/1/2022	130,000	139,712
Series E, 5.00%, 2/1/2023	5,000,000	5,601,350
Series E, 5.00%, 2/1/2024	4,000,000	4,646,880
Other Securities		95,775,023
		147,460,573
WASHINGTON — 3.5%
State of Washington, General Obligation Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,728,650
Washington, State General Obligation:
Series 2016A, 5.00%, 7/1/2021	3,060,000	3,204,983
Series 2016A, 5.00%, 7/1/2022	15,135,000	16,566,317
Series 2020A, 5.00%, 8/1/2023	5,255,000	6,008,147
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,616,170
See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2021	$ 2,425,000	$ 2,549,500
Series B, 5.00%, 7/1/2022	500,000	547,285
Series B, 5.00%, 7/1/2023	2,000,000	2,279,380
Series C, 5.00%, 2/1/2024	11,860,000	13,810,258
Series R-2015, 5.00%, 7/1/2021	285,000	298,503
Series R-2015-C, 5.00%, 7/1/2022	255,000	279,115
Series R-2017A, 5.00%, 8/1/2020	270,000	271,040
Series R-2017A, 5.00%, 8/1/2021	7,650,000	8,042,751
Series R-2017A, 5.00%, 8/1/2022	500,000	549,185
Series R-2020A, 5.00%, 1/1/2023	505,000	564,095
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,972,816
Series R-F, 5.00%, 7/1/2021	100,000	104,738
Series R-F, 5.00%, 7/1/2022	885,000	968,694
Other Securities		51,884,286
		141,245,913
WEST VIRGINIA — 0.3%
Other Securities		10,359,998
WISCONSIN — 2.3%
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	196,664
Series 1, 5.00%, 11/1/2022	1,760,000	1,953,424
Series 1, 5.00%, 11/1/2023	2,500,000	2,887,150
Series 2, 5.00%, 11/1/2022	14,795,000	16,420,971
Series 2, 5.00%, 11/1/2023	13,745,000	15,873,551
Series A, 5.00%, 5/1/2022	125,000	135,765
Series A, 5.00%, 5/1/2023	8,685,000	9,829,477
Series A, 5.00%, 5/1/2034	645,000	729,011
Series B, 5.00%, 5/1/2021	175,000	181,921
Series C, 5.00%, 5/1/2023	2,700,000	3,058,479
Other Securities		42,467,206
		93,733,619
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,876,789,749)		3,976,982,069

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (d) (e) (Cost $19,415,611)	19,415,611	$ 19,415,611
TOTAL INVESTMENTS — 99.6% (Cost $3,896,205,360)		3,996,397,680
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		16,470,420
NET ASSETS — 100.0%		$ 4,012,868,100
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	1.6%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,976,982,069	$—	$3,976,982,069
Short-Term Investment	19,415,611	—	—	19,415,611
TOTAL INVESTMENTS	$19,415,611	$3,976,982,069	$—	$3,996,397,680
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$757,990,221	$749,270,590	$—	$—	19,415,611	$19,415,611	$176,272
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$3,320,334,612	$3,976,982,069
Investments in affiliated issuers, at value	4,512,703	19,415,611
Total Investments	3,324,847,315	3,996,397,680
Cash	106,246	—
Dividends receivable — affiliated issuers	994	2,562
Interest receivable — unaffiliated issuers	37,665,417	50,794,409
Receivable from Adviser	193,399	—
TOTAL ASSETS	3,362,813,371	4,047,194,651
LIABILITIES
Due to custodian	—	106,246
Payable for investments purchased	106,246	33,566,815
Advisory fee payable	822,208	650,976
Trustees’ fees and expenses payable	1,924	2,514
TOTAL LIABILITIES	930,378	34,326,551
NET ASSETS	$3,361,882,993	$4,012,868,100
NET ASSETS CONSIST OF:
Paid-in Capital	$3,158,793,184	$3,916,753,167
Total distributable earnings (loss)	203,089,809	96,114,933
NET ASSETS	$3,361,882,993	$4,012,868,100
NET ASSET VALUE PER SHARE
Net asset value per share	$ 51.76	$ 49.82
Shares outstanding (unlimited amount authorized, $0.01 par value)	64,951,036	80,551,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,121,412,330	$3,876,789,749
Investments in affiliated issuers	4,512,703	19,415,611
Total cost of investments	$3,125,925,033	$3,896,205,360
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 70,277,553	$ 57,773,247
Dividend income — affiliated issuers	104,500	176,272
TOTAL INVESTMENT INCOME (LOSS)	70,382,053	57,949,519
EXPENSES
Advisory fee	9,150,041	7,495,190
Trustees’ fees and expenses	39,504	48,962
Miscellaneous expenses	2,192	2,843
TOTAL EXPENSES	9,191,737	7,546,995
Expenses waived/reimbursed by the Adviser	(2,176,705)	—
NET EXPENSES	7,015,032	7,546,995
NET INVESTMENT INCOME (LOSS)	$ 63,367,021	$ 50,402,524
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,376,571	4,287,972
In-kind redemptions — unaffiliated issuers	19,086,851	(842,776)
Net realized gain (loss)	31,463,422	3,445,196
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	85,086,222	59,196,306
NET REALIZED AND UNREALIZED GAIN (LOSS)	116,549,644	62,641,502
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$179,916,665	$113,044,026
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,367,021	$ 63,655,094
Net realized gain (loss)	31,463,422	(3,773,964)
Net change in unrealized appreciation/depreciation	85,086,222	126,315,005
Net increase (decrease) in net assets resulting from operations	179,916,665	186,196,135
Net equalization credits and charges	497,567	155,355
Distributions to shareholders	(63,566,947)	(63,539,157)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	754,750,207	733,712,318
Cost of shares redeemed	(435,677,004)	(626,611,553)
Net income equalization	(497,567)	(155,355)
Other Capital	92,782	16,066
Net increase (decrease) in net assets from beneficial interest transactions	318,668,418	106,961,476
Net increase (decrease) in net assets during the period	435,515,703	229,773,809
Net assets at beginning of period	2,926,367,290	2,696,593,481
NET ASSETS AT END OF PERIOD	$3,361,882,993	$2,926,367,290
SHARES OF BENEFICIAL INTEREST:
Shares sold	15,300,000	15,300,000
Shares redeemed	(8,600,000)	(13,100,000)
Net increase (decrease) from share transactions	6,700,000	2,200,000
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 50,402,524	$ 49,372,136
Net realized gain (loss)	3,445,196	(8,714,898)
Net change in unrealized appreciation/depreciation	59,196,306	78,817,800
Net increase (decrease) in net assets resulting from operations	113,044,026	119,475,038
Net equalization credits and charges	116,845	(71,715)
Distributions to shareholders	(50,731,653)	(48,718,512)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	596,159,667	283,155,623
Cost of shares redeemed	(259,256,577)	(394,531,921)
Net income equalization	(116,845)	71,715
Other Capital	138,429	38,883
Net increase (decrease) in net assets from beneficial interest transactions	336,924,674	(111,265,700)
Net increase (decrease) in net assets during the period	399,353,892	(40,580,889)
Net assets at beginning of period	3,613,514,208	3,654,095,097
NET ASSETS AT END OF PERIOD	$4,012,868,100	$3,613,514,208
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,100,000	5,900,000
Shares redeemed	(5,400,000)	(8,200,000)
Net increase (decrease) from share transactions	6,700,000	(2,300,000)
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52
Income (loss) from investment operations:
Net investment income (loss) (b)	1.06	1.10	1.06	1.05	1.09
Net realized and unrealized gain (loss) (c)	1.51	2.13	(0.67)	(1.75)	3.11
Total from investment operations	2.57	3.23	0.39	(0.70)	4.20
Net equalization credits and charges (b)	0.01	0.00(d)	0.01	0.01	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(1.06)	(1.10)	(1.06)	(1.04)	(1.10)
Net realized gains	—	—	—	(0.09)	(0.05)
Total distributions	(1.06)	(1.10)	(1.06)	(1.13)	(1.15)
Net asset value, end of period	$ 51.76	$ 50.24	$ 48.11	$ 48.77	$ 50.59
Total return (e)	5.20%	6.82%	0.81%	(1.34)%	9.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,361,883	$2,926,367	$2,696,593	$2,411,847	$1,950,478
Ratios to average net assets:
Total expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.08%	2.27%	2.19%	2.15%	2.23%
Portfolio turnover rate (f)	15%	22%	20%	23%	21%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)
Net asset value, beginning of period	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50
Income (loss) from investment operations:
Net investment income (loss) (b)	0.66	0.65	0.54	0.49	0.46
Net realized and unrealized gain (loss) (c)	0.90	0.94	(0.57)	(0.52)	0.57
Total from investment operations	1.56	1.59	(0.03)	(0.03)	1.03
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.67)	(0.64)	(0.53)	(0.48)	(0.46)
Net realized gains	—	—	—	(0.02)	—
Total distributions	(0.67)	(0.64)	(0.53)	(0.50)	(0.46)
Net asset value, end of period	$ 49.82	$ 48.93	$ 47.98	$ 48.54	$ 49.07
Total return (e)	3.21%	3.34%	(0.06)%	(0.04)%	2.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,012,868	$3,613,514	$3,654,095	$3,458,648	$2,966,297
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.34%	1.36%	1.11%	1.01%	0.94%
Portfolio turnover rate (f)	23%	35%	27%	32%	23%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized for financial reporting purposes. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Funds’ Board.
For the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, the Adviser has contractually agreed to waive a portion of its management fee and reimburse certain expenses, until October 31, 2020, so that the net annual Fund operating expenses, before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.23% of the Fund’s average daily net assets. The contractual fee waiver does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be cancelled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Funds’ Board. For the year ended June 30, 2020, fees waived and expenses reimbursed by the Adviser amounted to $2,176,705 for the SPDR Nuveen Bloomberg Barclay Municipal Bond ETF.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 552,419,760	$451,252,482
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	1,205,355,148	850,102,948
For the period ended June 30, 2020, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$660,734,570	$440,285,963	$19,086,851
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	323,941,304	258,405,846	(842,776)
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, and wash sale loss deferrals. In
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$115,678	$63,451,269	$—	$63,566,947
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	155,957	50,575,696	—	50,731,653
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 235,111	$ 63,304,046	$ —	$ 63,539,157
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	222,187	48,496,325	—	48,718,512
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$—	$1,960,504	$ —	$1,958,546	$199,170,759	$—	$203,089,809
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	—	2,219,764	(5,980,935)	—	99,876,104	—	96,114,933
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	$812,365	$5,168,570
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$3,125,676,556	$199,484,545	$ 313,786	$199,170,759
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,896,521,576	101,128,458	1,252,354	99,876,104
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of June 30, 2020:
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The Funds had no outstanding loans as of June 30, 2020.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
10.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments for SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and decreased the beginning of period cost of investments and increased the unrealized appreciation on investments for SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF by $76,255 and $97,761, respectively.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
57

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements and Schedules of Investments in Securities
We have audited the accompanying statements of assets and liabilities of SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF (collectively referred to as the “Funds”) (two of the funds constituting SPDR® Series Trust (the “Trust”)), including the summary schedules of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in item 1 of this Form N-CSR), and the schedules of investments in securities as of June 30, 2020 (included in item 6 of this Form N-CSR). In our opinion, the financial statements and schedules of investments in securities present fairly, in all material respects, the financial position of each of the Funds (two of the funds constituting SPDR® Series Trust) at June 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and schedules of investments in securities are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and schedules of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of investments in securities are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an
58

SPDR SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedules of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedules of investments in securities. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedules of investments in securities. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
59

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
60

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,030.40	$1,021.10
Expenses Paid During Period(a)	1.16	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.70	1,023.90
Expenses Paid During Period(a)	1.16	1.01
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
61

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
The Funds hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Amount
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$8,797,585
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	99.82%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	99.69%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
62

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.ssga.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global
64

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
65

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At a meeting held prior to June 30, 2020, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested, and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory
66

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
67

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
68

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
69

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

70

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
71

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
72

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
73

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRMUNIAR

Annual Report
June 30, 2020
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.ssga.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

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Notes to Performance Summary (Unaudited)
The performance chart of a Fund’s total return at net asset value (“NAV”), the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. A Fund’s per share NAV is the value of one share of a Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of a Fund are listed for trading, as of the time that a Fund’s NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in a Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.
An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.
The Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index consists of debt instruments that pay a variable coupon rate, a majority of which are based on the 3-month LIBOR, with a fixed spread. The Index may include U.S. registered, dollar denominated bonds of non-U.S. corporations, governments and supranational entities. Excluded from the Index are fixed rate bullet bonds, fixed-rate puttable and fixed-rate callable bonds, fixed rate and fixed to floating capital securities, bonds with equity-linked features (e.g. warrants and convertibles), inflation linked bonds and securitized bonds.
Thee Dorsey Wright Fixed Income Allocation Index is designed to provide targeted exposure to the four SPDR ETFs that offer the greatest potential to outperform the other SPDR ETFs in the Selection Universe. The Methodology ranks each SPDR ETF in the Selection Universe by relative strength and selects the four top-ranked SPDR ETFs for inclusion in the Index. The Index is initially equal weighted, and evaluated on a weekly basis.
The Bloomberg Barclays U.S. Aggregate Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and other asset backed securities that are publicly for sale in the United States. The Index is market capitalization weighted and the securities in the Index are updated on the last business day of each month.
The Bloomberg Barclays Municipal Yield Index is market value-weighted and designed to measure the performance of U.S. dollar-denominated high-yield municipal bonds issued by U.S. states, the District of Columbia, U.S. territories and local governments or agencies.
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Bloomberg Barclays Investment Grade Floating Rate ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the market for U.S. dollar-denominated, investment grade floating rate notes with maturities greater than or equal to one month and less than five years. The Fund’s benchmark is the Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 1.52%, and the Index was 2.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to COVID-19 contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and the risk rally after Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. At the onset, spread sectors, including investment grade credit, were hit particularly hard as investor risk-off sentiment shifted allocations out of the asset class and volatility drove investment grade credit spreads to historical wides of 373bps.
The Fund’s performance recovered in Q2 2020 as investment grade spreads retraced their wides on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) employed easy monetary policy, cutting rates 5 times from 2.25% to 0%, implementing quantitative easing and establishing lending and liquidity facilities. The Fed’s decisive actions brought liquidity to the market and drove spreads across many fixed income sectors, including US investment grade, tighter, improving performance. The Fed’s announcement of corporate credit facilities in Q1 2020 further aided the sector, effectively encouraging record investment grade corporate new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index	Net Asset Value	Market Value	Bloomberg Barclays U.S. Dollar Floating Rate Note < 5 Years Index
ONE YEAR	1.52%	1.55%	2.02%	1.52%	1.55%	2.02%
FIVE YEARS	9.19%	8.89%	10.50%	1.77%	1.72%	2.02%
SINCE INCEPTION(1)	14.83%	14.87%	17.29%	1.62%	1.63%	1.88%

(1)	For the period November 30, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/30/11, 12/1/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.15%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
3

SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Asian Development Bank 0.32% 12/15/2021	1.1%
Morgan Stanley 2.42% 10/24/2023	0.9
AT&T, Inc. 1.50% 6/12/2024	0.9
Inter-American Development Bank 1.22% 1/15/2022	0.8
Goldman Sachs Group, Inc. 1.11% 2/23/2023	0.8
TOTAL	4.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Corporate Bonds & Notes	86.4%
Foreign Government Obligations	12.9
Short-Term Investments	2.9
Liabilities in Excess of Other Assets	(2.2)
TOTAL	100.0%
Sector Breakdown as of June 30, 2020

% of Total Investments
Financial	58.8%
Government	10.3
Consumer, Cyclical	7.7
Consumer, Non-cyclical	5.2
Communications	5.1
Industrial	3.7
Technology	2.4
Energy	2.0
Utilities	1.8
Basic Materials	0.2
Short-Term Investments	2.8
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
4

SPDR Dorsey Wright Fixed Income Allocation ETF
Management's Discussion Of Fund Performance (Unaudited)
The SPDR Dorsey Wright Fixed Income Allocation ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Dorsey Wright Fixed Income Allocation Index. The Fund’s benchmark is the Dorsey Wright Fixed Income Allocation Index (the “Index”).
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 2.73%, and the Index was 3.02%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses, cash drag, misweights, and pricing volatility due to the COVID-19 pandemic contributed to the difference between the Fund’s performance and that of the Index.
Policy action, the exogenous shock of COVID-19, and investor risk-off sentiment beginning in Q1 2020 were the primary drivers of Fund performance during the Reporting Period.
COVID-19 created volatility and uncertainty in the markets as the global economic outlook shifted from the modest above-trend growth anticipated at the beginning of the Calendar Year to severe economic recession. Fixed income spread sectors were all negatively impacted as strong investor risk-off sentiment initially prompted outflows and volatility caused spreads to hit historical wides.
The Fund’s performance recovered into Q2 2020 on the back of substantial fiscal and monetary policy support. Notably in the Reporting Period, the Federal Reserve (Fed) implemented easy monetary policy, cutting rates 5 times from 2.25% to 0% and initiating multiple quantitative easing (QE) programs in rapid response to the pandemic. This included QE for Treasuries and Mortgage Backed Securities, which helped performance by stabilizing volatility in the market and keeping rates low and range-bound. Furthermore, the Fed’s announcement of corporate credit facilities in Q1 2020 aided the credit sector, effectively encouraging record corporate new issuance, narrowing spreads, lowering transaction costs, easing liquidity strain, and ultimately improving performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

SPDR Dorsey Wright Fixed Income Allocation ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return				Average Annual Total Return
	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)	Net Asset Value	Market Value	Dorsey Wright Fixed Income Allocation Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)
ONE YEAR	2.73%	2.63%	3.02%	8.74%	2.73%	2.63%	3.02%	8.74%
SINCE INCEPTION(3)	8.85%	8.74%	9.08%	18.62%	2.10%	2.07%	2.15%	4.27%

(1)	Primary benchmark.
(2)	Secondary benchmark.
(3)	For the period June 1, 2016 through June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/1/16, 6/2/16, respectively),the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Dorsey Wright Fixed Income Allocation ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.60%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
6

SPDR Dorsey Wright Fixed Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Four Holdings as of June 30, 2020

Description	% of Net Assets
SPDR Bloomberg Barclays Convertible Securities ETF	26.4%
SPDR Portfolio Long Term Corporate Bond ETF	25.2
SPDR Portfolio Aggregate Bond ETF	24.2
SPDR Wells Fargo Preferred Stock ETF	24.1
TOTAL	99.9%
(The four largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Class Breakdown as of June 30, 2020

% of Net Assets
Domestic Fixed Income	75.8%
Domestic Equity	24.1
Short Term Investments	19.8
Liabilities in Excess of Other Assets	(19.7)
TOTAL	100.0%
(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Management's Discussion of Fund Performance (Unaudited)
The SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the U.S. high yield municipal bond market and to provide income that is exempt from federal income taxes. The Fund’s benchmark is the Bloomberg Barclays Municipal Yield Index (the “Index”). *
For the 12-month period ended June 30, 2020 (the “Reporting Period”), the total return for the Fund was 0.08%, and the Index was 1.46%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Fees and expenses contributed to the difference between the Fund’s performance and that of the Index.
Interest rate movement in the tax-exempt market, the shape of the municipal yield curve, credit spread differentials and the relative performance of certain sectors and individual securities were the primary drivers of Fund performance during the Reporting Period.
Interest Rates moved lower over the Reporting Period. Municipal rates fell by approximately 39 basis points in the 2-year maturity range, by 68 basis points in 5-years, 83 basis points for 10-year maturities and 63 basis points in 30-years. These interest rate movements had a positive effect on Fund performance.
Credit spread differentials between AAA and below investment grade rated municipals widened during the Reporting Period, which had a negative effect on Fund performance.
The Fund did not invest in derivatives during the Reporting Period.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
*Effective October 1, 2019 the Fund changed its benchmark index from the S&P Municipal Yield Index to the Bloomberg Barclays Municipal Yield Index. Performance of the Fund prior to October 1, 2019 is therefore based on the Fund’s investment strategy to track an index different from the Bloomberg Barclays Municipal Yield Index.
See accompanying notes to financial statements.
8

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Performance Summary (Unaudited)
Performance as of June 30, 2020

	Cumulative Total Return			Average Annual Total Return
	Net Asset Value	Market Value	Bloomberg Barclays Municipal Yield Index(1)	Net Asset Value	Market Value	Bloomberg Barclays Municipal Yield Index(1)
ONE YEAR	0.08%	0.22%	1.46%	0.08%	0.22%	1.46%
FIVE YEARS	22.20%	24.02%	30.17%	4.09%	4.40%	5.41%
SINCE INCEPTION(2)	69.04%	69.24%	81.17%	2.57%	5.64%	6.66%

(1)	The Bloomberg Barclays Municipal Yield Index reflects linked performance returns of both the Bloomberg Barclays Municipal Yield Index and S&P Municipal Yield Index. The index returns are reflective of the S&P Municipal Yield Index from fund inception until October 1, 2019 and of the Bloomberg Barclays Municipal Yield Index effective October 1, 2019.
(2)	For the period April 13, 2011 to June 30, 2020. Since shares of the Fund did not trade in the secondary market until one day after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/13/11, 4/14/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
The total expense ratio for SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF as stated in the Fees and Expenses table of the most recent prospectus is 0.35%. Please see the financial highlights for the total expense ratio for the fiscal period ended June 30, 2020.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssga.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. See "Notes to Performance Summaries" on page 1 for more information.
See accompanying notes to financial statements.
9

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (Formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2020

Description	% of Net Assets
Buckeye, OH, Tobacco Settlement Financing Authority Revenue 5.00% 6/1/2055	2.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	2.1
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.33% 7/1/2040	1.3
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	0.8
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Zero Coupon, 7/1/2046	0.6
TOTAL	7.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2020

% of Net Assets
Municipal Bonds & Notes	98.9%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
Top Ten States as of June 30, 2020

% of Total Investments
Illinois	11.7%
California	10.3
Puerto Rico	9.7
New York	9.7
Florida	7.2
New Jersey	6.1
Texas	5.2
Pennsylvania	5.2
Ohio	4.7
Wisconsin	2.4
TOTAL	72.2%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.4%
AEROSPACE & DEFENSE — 0.1%
General Dynamics Corp. 3 Month USD LIBOR + 0.38%, 0.83%, 5/11/2021 (a)	$ 2,901,000	$ 2,906,831
AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 1.01%, 8/14/2020 (a)	5,955,000	5,941,542
3 Month USD LIBOR + 0.88%, 1.27%, 8/15/2022 (a)	4,667,000	4,645,625
		10,587,167
AUTO MANUFACTURERS — 7.3%
American Honda Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.21%, 0.64%, 2/12/2021 (a)	3,731,000	3,726,597
Series MTN, 3 Month USD LIBOR + 0.27%, 1.41%, 7/20/2020 (a)	2,215,000	2,216,152
Series MTN, 3 Month USD LIBOR + 0.29%, 0.60%, 12/10/2021 (a)	2,155,000	2,144,527
Series MTN, 3 Month USD LIBOR + 0.35%, 0.66%, 6/11/2021 (a)	4,308,000	4,304,467
Series MTN, 3 Month USD LIBOR + 0.35%, 0.89%, 11/5/2021 (a)	2,770,000	2,763,657
Series MTN, 3 Month USD LIBOR + 0.37%, 0.82%, 5/10/2023 (a)	12,190,000	12,035,675
Series MTN, 3 Month USD LIBOR + 0.45%, 0.84%, 2/15/2022 (a)	2,500,000	2,491,050
Series MTN, 3 Month USD LIBOR + 0.47%, 0.86%, 11/16/2022 (a)	1,245,000	1,238,638
Series MTN, 3 Month USD LIBOR + 0.47%, 1.82%, 1/8/2021 (a)	2,365,000	2,364,953
Series MTN, 3 Month USD LIBOR + 0.54%, 0.85%, 6/27/2022 (a)	2,535,000	2,528,612
BMW Finance NV 3 Month USD LIBOR + 0.79%, 1.22%, 8/12/2022 (a) (b)	2,250,000	2,224,485
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 0.79%, 8/14/2020 (a) (b)	4,441,000	4,443,309
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.41%, 1.72%, 4/12/2021 (a) (b) (c)	$ 5,586,000	$ 5,564,103
3 Month USD LIBOR + 0.50%, 0.93%, 8/13/2021 (a) (b)	5,380,000	5,348,366
3 Month USD LIBOR + 0.53%, 1.84%, 4/14/2022 (a) (b)	2,838,000	2,796,764
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.43%, 0.86%, 2/12/2021 (a) (b)	2,870,000	2,857,056
3 Month USD LIBOR + 0.45%, 0.81%, 2/22/2021 (a) (b)	8,001,000	7,966,116
3 Month USD LIBOR + 0.55%, 1.11%, 5/4/2021 (a) (b) (c)	5,028,000	5,001,000
3 Month USD LIBOR + 0.67%, 1.21%, 11/5/2021 (a) (b)	3,795,000	3,749,877
3 Month USD LIBOR + 0.84%, 1.40%, 5/4/2023 (a) (b)	4,150,000	4,018,487
3 Month USD LIBOR + 0.88%, 1.24%, 2/22/2022 (a) (b)	4,850,000	4,788,696
3 Month USD LIBOR + 0.90%, 1.29%, 2/15/2022 (a) (b)	9,200,000	9,076,444
General Motors Co.:
3 Month USD LIBOR + 0.80%, 1.27%, 8/7/2020 (a) (c)	3,293,000	3,290,333
3 Month USD LIBOR + 0.90%, 1.21%, 9/10/2021 (a)	3,429,000	3,383,874
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 1.04%, 11/6/2020 (a)	2,770,000	2,752,937
3 Month USD LIBOR + 0.85%, 2.17%, 4/9/2021 (a)	3,449,000	3,417,166
3 Month USD LIBOR + 0.99%, 2.36%, 1/5/2023 (a) (c)	2,482,000	2,394,683
3 Month USD LIBOR + 1.10%, 1.60%, 11/6/2021 (a) (c)	2,228,000	2,187,072
3 Month USD LIBOR + 1.31%, 1.62%, 6/30/2022 (a) (c)	3,836,000	3,741,519

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.55%, 2.86%, 1/14/2022 (a)	$ 3,020,000	$ 2,988,803
Harley-Davidson Financial Services, Inc. 3 Month USD LIBOR + 0.94%, 1.28%, 3/2/2021 (a) (b)	3,080,000	3,064,076
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 1.11%, 9/18/2020 (a) (b)	3,900,000	3,891,732
3 Month USD LIBOR + 0.94%, 2.29%, 7/8/2021 (a) (b) (c)	1,500,000	1,482,555
Series REGs, 3 Month USD LIBOR + 0.94%, 2.29%, 7/8/2021 (a)	1,176,000	1,162,323
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 0.70%, 9/28/2020 (a) (b)	1,500,000	1,487,745
3 Month USD LIBOR + 0.39%, 1.70%, 7/13/2020 (a) (b)	2,130,000	2,128,424
3 Month USD LIBOR + 0.63%, 0.94%, 9/21/2021 (a) (b)	2,734,000	2,618,598
3 Month USD LIBOR + 0.65%, 1.96%, 7/13/2022 (a) (b)	2,040,000	1,896,017
3 Month USD LIBOR + 0.69%, 1.00%, 9/28/2022 (a) (b)	2,176,000	2,023,571
3 Month USD LIBOR + 0.89%, 2.20%, 1/13/2022 (a) (b)	3,482,000	3,343,207
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.54%, 1.89%, 1/8/2021 (a)	2,334,000	2,336,707
Series GMTN, 3 Month USD LIBOR + 0.17%, 0.48%, 9/18/2020 (a)	1,631,000	1,629,826
Series MTN, 3 Month USD LIBOR + 0.13%, 0.56%, 8/13/2021 (a)	6,500,000	6,473,350
Series MTN, 3 Month USD LIBOR + 0.20%, 0.52%, 3/12/2021 (a)	1,500,000	1,500,090
Series MTN, 3 Month USD LIBOR + 0.24%, 1.46%, 7/15/2020 (a)	100,000	99,983
Series MTN, 3 Month USD LIBOR + 0.28%, 1.59%, 4/13/2021 (a)	9,000,000	8,994,870
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.29%, 1.68%, 10/7/2021 (a)	$ 7,500,000	$ 7,492,800
Series MTN, 3 Month USD LIBOR + 0.40%, 0.79%, 5/17/2022 (a)	3,135,000	3,130,705
Series MTN, 3 Month USD LIBOR + 0.48%, 0.80%, 9/8/2022 (a) (c)	4,053,000	4,033,140
Series MTN, 3 Month USD LIBOR + 0.69%, 2.00%, 1/11/2022 (a)	2,113,000	2,120,945
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 1.20%, 11/13/2020 (a) (b)	6,863,000	6,865,951
3 Month USD LIBOR + 0.86%, 1.16%, 9/24/2021 (a) (b)	3,760,000	3,720,031
3 Month USD LIBOR + 0.94%, 1.37%, 11/12/2021 (a) (b)	5,280,000	5,240,981
		194,543,045
BANKS — 52.6%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 1.55%, 1/19/2021 (a) (b) (c)	5,649,000	5,660,411
3 Month USD LIBOR + 0.46%, 0.94%, 8/27/2021 (a) (b)	6,058,000	6,084,958
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 1.89%, 1/25/2022 (a) (b)	1,180,000	1,188,461
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.28%, 6/14/2023 (a) (b)	3,630,000	3,662,198
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 0.77%, 11/9/2020 (a) (b)	3,799,000	3,802,609
3 Month USD LIBOR + 0.46%, 0.85%, 5/17/2021 (a) (b)	4,755,000	4,768,362
3 Month USD LIBOR + 0.49%, 0.86%, 11/21/2022 (a) (b)	2,250,000	2,252,925
3 Month USD LIBOR + 0.50%, 0.88%, 8/19/2020 (a) (b)	3,287,000	3,289,432
3 Month USD LIBOR + 0.71%, 1.09%, 5/19/2022 (a) (b)	3,170,000	3,189,844

See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.87%, 1.23%, 11/23/2021 (a) (b)	$ 3,250,000	$ 3,278,828
3 Month USD LIBOR + 0.99%, 1.34%, 6/1/2021 (a) (b) (c)	3,420,000	3,446,437
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 1.45%, 2/23/2023 (a) (c)	2,955,000	2,926,307
3 Month USD LIBOR + 1.12%, 2.43%, 4/12/2023 (a) (c)	4,460,000	4,398,720
3 Month USD LIBOR + 1.56%, 2.87%, 4/11/2022 (a)	3,495,000	3,509,749
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 1.42%, 1/23/2022 (a)	3,344,000	3,340,756
3 Month USD LIBOR + 1.00%, 2.02%, 4/24/2023 (a)	10,552,000	10,602,016
Series GMTN, 3 Month USD LIBOR + 0.66%, 1.77%, 7/21/2021 (a)	9,078,000	9,083,447
Series GMTN, 3 Month USD LIBOR + 0.96%, 2.00%, 7/23/2024 (a) (c)	371,000	371,831
Series GMTN, 3 Month USD LIBOR + 1.42%, 2.56%, 4/19/2021 (a)	4,072,000	4,112,313
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 10/1/2021 (a)	7,341,000	7,342,835
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 6/25/2022 (a) (c)	7,325,000	7,334,229
Series MTN, 3 Month USD LIBOR + 0.79%, 1.12%, 3/5/2024 (a)	12,622,000	12,580,600
Series MTN, 3 Month USD LIBOR + 1.16%, 2.30%, 1/20/2023 (a) (c)	4,440,000	4,471,568
Series MTN, 3 Month USD LIBOR + 1.18%, 2.29%, 10/21/2022 (a)	3,421,000	3,447,376
Bank of America NA Series BKNT, 3 Month USD LIBOR + 0.32%, 1.31%, 7/26/2021 (a)	8,641,000	8,644,802
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 1.77%, 4/13/2021 (a)	5,475,000	5,490,878
Series MTN, 3 Month USD LIBOR + 0.34%, 1.65%, 7/13/2020 (a) (c)	6,797,000	6,799,991
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.40%, 0.71%, 9/10/2021 (a)	$ 3,500,000	$ 3,506,720
Series MTN, 3 Month USD LIBOR + 0.40%, 1.50%, 1/22/2021 (a) (c)	4,250,000	4,258,543
Series MTN, 3 Month USD LIBOR + 0.57%, 0.85%, 3/26/2022 (a) (c)	1,600,000	1,601,248
Series MTN, 3 Month USD LIBOR + 0.63%, 0.94%, 9/11/2022 (a)	1,365,000	1,370,760
Series MTN, 3 Month USD LIBOR + 0.79%, 1.16%, 8/27/2021 (a) (c)	3,898,000	3,926,650
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 1.81%, 10/30/2023 (a)	7,204,000	7,288,359
Bank of New York Mellon Corp. Series MTN, 3 Month USD LIBOR + 0.87%, 1.26%, 8/17/2020 (a)	1,994,000	1,996,373
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 1.41%, 1/25/2021 (a)	4,630,000	4,640,325
3 Month USD LIBOR + 0.64%, 0.96%, 3/7/2022 (a)	3,109,000	3,126,939
Series BKNT, 3 Month USD LIBOR + 0.29%, 1.64%, 1/8/2021 (a)	3,622,000	3,625,948
Series BKNT, 3 Month USD LIBOR + 0.39%, 1.70%, 7/14/2020 (a)	2,700,000	2,701,350
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.58%, 4/20/2021 (a)	4,258,000	4,270,433
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.94%, 9/19/2022 (a)	2,981,000	2,995,726
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 1.63%, 7/20/2020 (a) (b)	2,200,000	2,201,474
3 Month USD LIBOR + 0.73%, 1.87%, 7/20/2022 (a) (b)	2,710,000	2,720,786
3 Month USD LIBOR + 0.96%, 2.10%, 7/20/2023 (a) (b)	2,770,000	2,780,803
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 1.77%, 1/11/2021 (a)	7,038,000	7,040,111

See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.65%, 1.12%, 8/7/2020 (a)	$ 1,411,000	$ 1,411,832
Barclays PLC:
3 Month USD LIBOR + 1.38%, 1.77%, 5/16/2024 (a)	13,622,000	13,463,304
3 Month USD LIBOR + 1.43%, 1.82%, 2/15/2023 (a)	7,710,000	7,694,349
3 Month USD LIBOR + 1.63%, 2.94%, 1/10/2023 (a)	4,236,000	4,246,293
3 Month USD LIBOR + 2.11%, 2.56%, 8/10/2021 (a)	6,421,000	6,505,886
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 1.04%, 6/11/2021 (a)	3,270,000	3,258,849
BNG Bank NV:
3 Month USD LIBOR + 0.07%, 0.38%, 3/11/2022 (a) (b)	11,200,000	11,202,352
3 Month USD LIBOR + 0.10%, 1.41%, 7/14/2020 (a) (b)	10,805,000	10,809,430
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 0.86%, 8/7/2021 (a) (b)	2,770,000	2,776,233
BPCE SA:
3 Month USD LIBOR + 1.22%, 1.58%, 5/22/2022 (a) (b) (c)	6,910,000	6,945,517
3 Month USD LIBOR + 1.24%, 1.56%, 9/12/2023 (a) (b)	3,920,000	3,927,134
Series MTN, 3 Month USD LIBOR + 0.88%, 1.24%, 5/31/2022 (a)	4,545,000	4,561,635
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 0.87%, 2/2/2021 (a) (c)	1,715,000	1,717,041
3 Month USD LIBOR + 0.72%, 1.04%, 6/16/2022 (a) (c)	4,383,000	4,413,418
Series BKNT, 3 Month USD LIBOR + 0.31%, 1.68%, 10/5/2020 (a)	2,918,000	2,919,605
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.97%, 9/13/2023 (a) (c)	4,760,000	4,759,096
Security Description	Principal Amount	Value
Citibank NA:
Class BKNT, 3 Month USD LIBOR + 0.53%, 0.91%, 2/19/2022 (a)	$ 3,430,000	$ 3,443,068
Series BKNT, 3 Month USD LIBOR + 0.30%, 1.44%, 10/20/2020 (a)	4,535,000	4,539,354
Series BKNT, 3 Month USD LIBOR + 0.35%, 0.78%, 2/12/2021 (a)	11,170,000	11,184,074
Series BKNT, 3 Month USD LIBOR + 0.57%, 1.61%, 7/23/2021 (a)	5,490,000	5,509,929
Series BKNT, 3 Month USD LIBOR + 0.60%, 0.98%, 5/20/2022 (a)	6,880,000	6,890,320
Citigroup, Inc.:
3 Month USD LIBOR + 0.69%, 1.68%, 10/27/2022 (a)	3,297,000	3,275,833
3 Month USD LIBOR + 0.96%, 1.95%, 4/25/2022 (a)	8,700,000	8,729,145
3 Month USD LIBOR + 1.02%, 1.37%, 6/1/2024 (a)	8,510,000	8,486,512
3 Month USD LIBOR + 1.10%, 1.49%, 5/17/2024 (a)	11,008,000	11,007,009
3 Month USD LIBOR + 0.95%, 1.97%, 7/24/2023 (a)	8,119,000	8,118,919
3 Month USD LIBOR + 1.07%, 1.39%, 12/8/2021 (a)	5,846,000	5,869,559
3 Month USD LIBOR + 1.19%, 1.75%, 8/2/2021 (a) (c)	5,507,000	5,553,479
3 Month USD LIBOR + 1.31%, 2.30%, 10/26/2020 (a)	3,027,000	3,039,320
3 Month USD LIBOR + 1.38%, 1.69%, 3/30/2021 (a) (c)	5,883,000	5,931,299
3 Month USD LIBOR + 1.43%, 1.78%, 9/1/2023 (a)	13,777,000	13,908,157
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 1.14%, 2/14/2022 (a)	1,802,000	1,803,261
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.40%, 0.71%, 9/18/2020 (a) (b)	1,460,000	1,461,022

See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.68%, 0.99%, 9/18/2022 (a) (b)	$ 2,480,000	$ 2,492,871
3 Month USD LIBOR + 0.70%, 1.01%, 3/10/2022 (a) (b)	1,670,000	1,679,018
3 Month USD LIBOR + 0.70%, 1.02%, 3/16/2023 (a) (b) (c)	5,594,000	5,628,067
3 Month USD LIBOR + 0.82%, 1.15%, 6/4/2024 (a) (b)	3,274,000	3,297,835
3 Month USD LIBOR + 0.83%, 1.14%, 9/6/2021 (a) (b) (c)	7,472,000	7,530,954
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 1.42%, 4/26/2021 (a)	4,938,000	4,952,962
3 Month USD LIBOR + 0.48%, 1.79%, 1/10/2023 (a)	2,620,000	2,618,376
3 Month USD LIBOR + 0.83%, 2.14%, 1/10/2022 (a) (c)	3,520,000	3,544,746
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 0.96%, 5/3/2021 (a) (b)	1,500,000	1,503,825
Credit Agricole SA:
3 Month USD LIBOR + 1.02%, 2.04%, 4/24/2023 (a) (b)	6,545,000	6,534,463
3 Month USD LIBOR + 1.43%, 2.74%, 1/10/2022 (a) (b)	1,847,000	1,861,351
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.51%, 12/14/2023 (a) (b)	4,160,000	4,160,915
3 Month USD LIBOR + 1.24%, 1.56%, 6/12/2024 (a) (b) (c)	4,805,000	4,757,623
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 3.43%, 4/16/2021 (a)	6,984,000	7,085,338
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.38%, 9/12/2023 (a) (b)	2,320,000	2,273,438
DBS Group Holdings, Ltd. 3 Month USD LIBOR + 0.62%, 1.61%, 7/25/2022 (a) (b)	3,214,000	3,210,465
Security Description	Principal Amount	Value
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 1.91%, 1/22/2021 (a)	$ 3,889,000	$ 3,860,183
3 Month USD LIBOR + 0.97%, 2.28%, 7/13/2020 (a)	4,685,000	4,685,984
3 Month USD LIBOR + 1.19%, 1.58%, 11/16/2022 (a)	3,566,000	3,427,283
3 Month USD LIBOR + 1.29%, 1.85%, 2/4/2021 (a)	3,640,000	3,621,873
3 Month USD LIBOR + 1.31%, 1.69%, 8/20/2020 (a)	258,000	257,763
3 Month USD LIBOR + 1.23%, 1.60%, 2/27/2023 (a)	2,430,000	2,337,466
DNB Bank ASA:
3 Month USD LIBOR + 0.37%, 0.67%, 10/2/2020 (a) (b)	3,804,000	3,806,320
3 Month USD LIBOR + 0.62%, 0.96%, 12/2/2022 (a) (b)	2,850,000	2,864,364
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 1.09%, 10/30/2020 (a) (b)	2,277,000	2,279,140
Fifth Third Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.25%, 1.01%, 10/30/2020 (a)	2,350,000	2,351,598
Series BKNT, 3 Month USD LIBOR + 0.44%, 1.43%, 7/26/2021 (a)	1,590,000	1,590,254
Series MTN, 3 Month USD LIBOR + 0.64%, 1.33%, 2/1/2022 (a)	3,125,000	3,136,375
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 1.11%, 2/23/2023 (a)	21,935,000	21,822,254
3 Month USD LIBOR + 0.78%, 1.54%, 10/31/2022 (a) (c)	9,135,000	9,125,317
3 Month USD LIBOR + 1.00%, 2.02%, 7/24/2023 (a) (c)	4,517,000	4,519,439
3 Month USD LIBOR + 1.05%, 1.38%, 6/5/2023 (a) (c)	5,911,000	5,917,620
3 Month USD LIBOR + 1.11%, 2.10%, 4/26/2022 (a)	12,727,000	12,785,417

See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.17%, 1.56%, 11/15/2021 (a)	$ 8,513,000	$ 8,538,198
3 Month USD LIBOR + 1.20%, 1.51%, 9/15/2020 (a)	6,499,000	6,506,474
3 Month USD LIBOR + 1.36%, 2.35%, 4/23/2021 (a) (c)	6,202,000	6,244,546
Series FRN, 3 Month USD LIBOR + 1.77%, 2.13%, 2/25/2021 (a) (c)	3,847,000	3,881,469
Series MTN, 3 Month USD LIBOR + 1.60%, 1.96%, 11/29/2023 (a)	11,878,000	12,068,404
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 1.39%, 5/18/2024 (a)	16,692,000	16,570,816
3 Month USD LIBOR + 2.24%, 2.56%, 3/8/2021 (a)	5,968,000	6,044,450
3 Month USD LIBOR + 0.65%, 0.97%, 9/11/2021 (a)	14,892,000	14,894,532
3 Month USD LIBOR + 1.50%, 2.87%, 1/5/2022 (a)	11,554,000	11,700,967
3 Month USD LIBOR + 1.66%, 2.02%, 5/25/2021 (a)	6,222,000	6,289,446
Huntington National Bank 3 Month USD LIBOR + 0.55%, 1.09%, 2/5/2021 (a)	2,127,000	2,132,594
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 1.20%, 11/8/2020 (a)	3,473,000	3,473,729
Industrial Bank of Korea 3 Month USD LIBOR + 0.60%, 1.16%, 8/2/2021 (a) (b)	5,750,000	5,744,940
ING Groep NV:
3 Month USD LIBOR + 1.00%, 1.30%, 10/2/2023 (a)	2,675,000	2,673,422
3 Month USD LIBOR + 1.15%, 1.46%, 3/29/2022 (a) (c)	6,316,000	6,355,349
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.61%, 0.92%, 6/18/2022 (a) (c)	7,510,000	7,514,506
3 Month USD LIBOR + 0.73%, 1.77%, 4/23/2024 (a)	4,150,000	4,125,557
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 1.93%, 7/23/2024 (a) (c)	$ 6,593,000	$ 6,605,065
3 Month USD LIBOR + 0.90%, 1.89%, 4/25/2023 (a)	8,863,000	8,884,714
3 Month USD LIBOR + 1.00%, 2.22%, 1/15/2023 (a)	6,760,000	6,782,443
3 Month USD LIBOR + 1.10%, 1.42%, 6/7/2021 (a) (c)	2,726,000	2,746,881
3 Month USD LIBOR + 1.21%, 2.05%, 10/29/2020 (a)	5,160,000	5,169,340
3 Month USD LIBOR + 1.23%, 2.25%, 10/24/2023 (a) (c)	16,646,000	16,825,943
3 Month USD LIBOR + 1.48%, 1.83%, 3/1/2021 (a) (c)	5,086,000	5,120,127
Series GMTN, 3 Month USD LIBOR + 0.85%, 2.16%, 1/10/2025 (a) (c)	156,000	155,069
KEB Hana Bank 3 Month USD LIBOR + 0.70%, 1.00%, 10/2/2022 (a) (b)	2,840,000	2,837,813
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 1.35%, 2/1/2022 (a)	1,500,000	1,504,485
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 1.11%, 6/21/2021 (a)	3,613,000	3,624,236
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.45%, 0.81%, 11/24/2021 (a) (b)	1,200,000	1,203,396
3 Month USD LIBOR + 1.12%, 1.96%, 7/29/2020 (a) (b) (c)	5,270,000	5,275,955
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 1.39%, 11/28/2023 (a) (b)	11,825,000	11,799,576
3 Month USD LIBOR + 1.35%, 1.66%, 3/27/2024 (a) (b)	120,000	119,766
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 1.26%, 1/25/2021 (a)	2,310,000	2,312,495

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 1.64%, 7/26/2021 (a)	$ 5,374,000	$ 5,386,790
3 Month USD LIBOR + 0.70%, 1.02%, 3/7/2022 (a)	2,938,000	2,944,992
3 Month USD LIBOR + 0.74%, 1.08%, 3/2/2023 (a)	5,859,000	5,828,357
3 Month USD LIBOR + 0.79%, 1.78%, 7/25/2022 (a) (c)	7,932,000	7,949,450
3 Month USD LIBOR + 0.86%, 1.85%, 7/26/2023 (a)	12,164,000	12,103,180
3 Month USD LIBOR + 0.92%, 1.28%, 2/22/2022 (a)	3,314,000	3,334,381
3 Month USD LIBOR + 1.06%, 1.37%, 9/13/2021 (a)	7,896,000	7,956,641
3 Month USD LIBOR + 1.88%, 2.23%, 3/1/2021 (a)	1,199,000	1,210,702
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.63%, 0.99%, 5/25/2024 (a)	9,740,000	9,515,493
3 Month USD LIBOR + 0.79%, 1.12%, 3/5/2023 (a)	6,049,000	6,010,952
3 Month USD LIBOR + 0.84%, 2.02%, 7/16/2023 (a)	4,090,000	4,073,640
3 Month USD LIBOR + 0.85%, 1.16%, 9/13/2023 (a)	4,950,000	4,921,142
3 Month USD LIBOR + 0.88%, 1.19%, 9/11/2022 (a) (c)	8,424,000	8,381,038
3 Month USD LIBOR + 0.94%, 1.31%, 2/28/2022 (a) (c)	8,159,000	8,209,015
3 Month USD LIBOR + 1.00%, 1.31%, 9/11/2024 (a) (c)	4,036,000	3,998,021
3 Month USD LIBOR + 1.14%, 1.45%, 9/13/2021 (a)	7,172,000	7,233,607
3 Month USD LIBOR + 1.48%, 2.79%, 4/12/2021 (a) (b)	1,220,000	1,228,699
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 2.03%, 7/22/2022 (a)	15,980,000	16,040,404
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.18%, 2.32%, 1/20/2022 (a)	$ 20,434,000	$ 20,513,080
Series GMTN, 3 Month USD LIBOR + 1.22%, 1.67%, 5/8/2024 (a)	8,614,000	8,668,699
Series GMTN, 3 Month USD LIBOR + 1.40%, 2.51%, 4/21/2021 (a)	5,563,000	5,612,399
Series MTN, 3 Month USD LIBOR + 1.40%, 2.42%, 10/24/2023 (a)	23,434,000	23,671,621
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 0.92%, 3/7/2022 (a)	1,858,000	1,859,301
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 1.66%, 1/12/2021 (a) (b)	3,435,000	3,439,294
3 Month USD LIBOR + 0.41%, 0.72%, 12/13/2022 (a) (b)	8,350,000	8,352,421
3 Month USD LIBOR + 0.58%, 0.89%, 9/20/2021 (a) (b)	3,860,000	3,873,664
3 Month USD LIBOR + 0.60%, 1.91%, 4/12/2023 (a) (b)	1,615,000	1,620,588
3 Month USD LIBOR + 0.71%, 1.27%, 11/4/2021 (a) (b) (c)	4,221,000	4,247,339
3 Month USD LIBOR + 0.72%, 1.08%, 5/22/2022 (a) (b)	4,035,000	4,064,657
3 Month USD LIBOR + 0.89%, 2.20%, 1/10/2022 (a) (b)	3,505,000	3,537,561
3 Month USD LIBOR + 1.00%, 2.31%, 7/12/2021 (a) (b)	4,670,000	4,712,170
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 1.71%, 9/29/2022 (a) (b)	2,000,000	2,003,020
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 0.74%, 12/9/2022 (a) (c)	5,115,000	5,116,944
Series BKNT, 3 Month USD LIBOR + 0.25%, 1.35%, 1/22/2021 (a)	3,035,000	3,038,339
Series BKNT, 3 Month USD LIBOR + 0.33%, 0.68%, 2/24/2023 (a)	7,000,000	6,988,660
Series BKNT, 3 Month USD LIBOR + 0.45%, 1.55%, 7/22/2022 (a)	4,113,000	4,117,154

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.50%, 1.49%, 7/27/2022 (a) (c)	$ 5,690,000	$ 5,706,558
Regions Bank Series BKNT, 3 Month USD LIBOR + 0.50%, 0.93%, 8/13/2021 (a)	3,710,000	3,703,953
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 2.03%, 10/5/2023 (a)	2,664,000	2,661,203
Series GMTN, 3 Month USD LIBOR + 0.30%, 1.40%, 7/22/2020 (a)	7,087,000	7,092,315
Series GMTN, 3 Month USD LIBOR + 0.36%, 1.49%, 1/17/2023 (a)	3,500,000	3,479,070
Series GMTN, 3 Month USD LIBOR + 0.39%, 1.15%, 4/30/2021 (a)	12,330,000	12,364,154
Series GMTN, 3 Month USD LIBOR + 0.47%, 1.31%, 4/29/2022 (a)	3,559,000	3,564,801
Series GMTN, 3 Month USD LIBOR + 0.73%, 1.42%, 2/1/2022 (a)	3,540,000	3,567,612
Series MTN, 3 Month USD LIBOR + 0.24%, 1.23%, 10/26/2020 (a)	3,755,000	3,758,492
Series MTN, 3 Month USD LIBOR + 0.40%, 1.39%, 1/25/2021 (a)	3,649,000	3,656,809
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 1.86%, 5/15/2023 (a)	11,052,000	11,058,300
3 Month USD LIBOR + 1.55%, 1.85%, 6/25/2024 (a)	5,166,000	5,160,007
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 0.86%, 11/3/2020 (a)	3,089,000	3,091,162
3 Month USD LIBOR + 0.62%, 0.97%, 6/1/2021 (a) (c)	4,834,000	4,846,762
3 Month USD LIBOR + 0.66%, 1.05%, 11/15/2021 (a)	2,495,000	2,507,051
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 0.82%, 5/17/2021 (a) (b)	7,390,000	7,405,815
3 Month USD LIBOR + 0.65%, 0.96%, 12/12/2022 (a) (b)	3,520,000	3,534,784
Security Description	Principal Amount	Value
Societe Generale SA 3 Month USD LIBOR + 1.33%, 2.68%, 4/8/2021 (a) (b)	$ 2,920,000	$ 2,945,258
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 2.29%, 1/20/2023 (a) (b)	8,085,000	8,081,604
3 Month USD LIBOR + 1.20%, 1.51%, 9/10/2022 (a) (b)	7,655,000	7,668,167
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 1.55%, 10/16/2020 (a)	4,164,000	4,167,706
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 1.87%, 1/17/2023 (a)	4,247,000	4,230,734
3 Month USD LIBOR + 0.74%, 1.88%, 10/18/2022 (a)	5,985,000	5,979,913
3 Month USD LIBOR + 0.78%, 2.09%, 7/12/2022 (a) (c)	3,516,000	3,515,859
3 Month USD LIBOR + 0.80%, 1.98%, 10/16/2023 (a)	2,492,000	2,475,428
3 Month USD LIBOR + 0.86%, 2.00%, 7/19/2023 (a)	5,014,000	4,982,663
3 Month USD LIBOR + 1.11%, 2.42%, 7/14/2021 (a) (c)	4,182,000	4,211,650
3 Month USD LIBOR + 1.14%, 2.28%, 10/19/2021 (a) (c)	3,334,000	3,360,105
3 Month USD LIBOR + 1.68%, 1.99%, 3/9/2021 (a) (c)	5,595,000	5,640,767
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 0.68%, 9/8/2020 (a)	4,475,000	4,477,730
Series BKNT, 3 Month USD LIBOR + 0.47%, 0.83%, 5/24/2021 (a)	6,423,000	6,441,498
Swedbank AB 3 Month USD LIBOR + 0.70%, 1.01%, 3/14/2022 (a) (b)	2,685,000	2,688,652
Toronto-Dominion Bank:
Series GMTN, 3 Month USD LIBOR + 0.24%, 1.23%, 1/25/2021 (a)	1,998,000	2,000,338
Series GMTN, 3 Month USD LIBOR + 0.26%, 0.56%, 9/17/2020 (a) (c)	6,674,000	6,676,603

See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.27%, 0.57%, 3/17/2021 (a)	$ 9,670,000	$ 9,678,896
Series GMTN, 3 Month USD LIBOR + 0.64%, 1.78%, 7/19/2023 (a) (c)	2,810,000	2,824,528
Series MTN, 3 Month USD LIBOR + 0.43%, 0.74%, 6/11/2021 (a)	6,864,000	6,883,013
Series MTN, 3 Month USD LIBOR + 0.53%, 0.88%, 12/1/2022 (a)	2,294,000	2,298,932
Series MTN, 3 Month USD LIBOR + 1.00%, 2.39%, 4/7/2021 (a)	3,292,000	3,314,122
Truist Bank:
Series BKNT, 3 Month USD LIBOR + 0.50%, 1.49%, 10/26/2021 (a)	1,975,000	1,976,481
Series BKNT, 3 Month USD LIBOR + 0.59%, 0.98%, 5/17/2022 (a)	2,265,000	2,272,022
Series BKNT, 3 Month USD LIBOR + 0.59%, 1.15%, 8/2/2022 (a) (c)	3,084,000	3,086,097
Truist Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 0.91%, 2/1/2021 (a)	1,558,000	1,558,343
Series MTN, 3 Month USD LIBOR + 0.65%, 0.95%, 4/1/2022 (a) (c)	3,082,000	3,091,154
UBS AG 3 Month USD LIBOR + 0.48%, 0.83%, 12/1/2020 (a) (b) (c)	6,425,000	6,433,224
UBS Group AG:
3 Month USD LIBOR + 0.95%, 1.34%, 8/15/2023 (a) (b)	5,680,000	5,683,124
3 Month USD LIBOR + 1.22%, 1.58%, 5/23/2023 (a) (b)	9,302,000	9,377,346
3 Month USD LIBOR + 1.44%, 1.74%, 9/24/2020 (a) (b)	1,210,000	1,213,739
3 Month USD LIBOR + 1.53%, 2.22%, 2/1/2022 (a) (b)	2,515,000	2,558,359
3 Month USD LIBOR + 1.78%, 3.09%, 4/14/2021 (a) (b) (c)	10,885,000	11,013,225
UniCredit SpA 3 Month USD LIBOR + 3.90%, 5.21%, 1/14/2022 (a) (b)	3,575,000	3,608,855
Security Description	Principal Amount	Value
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 1.52%, 4/23/2021 (a) (b)	$ 3,270,000	$ 3,267,809
US Bank NA:
3 Month USD LIBOR + 0.31%, 0.87%, 2/4/2021 (a)	5,042,000	5,048,403
3 Month USD LIBOR + 0.40%, 0.71%, 12/9/2022 (a) (c)	5,000,000	5,000,950
Series BKNT, 3 Month USD LIBOR + 0.14%, 1.18%, 10/23/2020 (a)	2,175,000	2,173,347
Series BKNT, 3 Month USD LIBOR + 0.18%, 1.29%, 1/21/2022 (a)	8,600,000	8,594,840
Series BKNT, 3 Month USD LIBOR + 0.32%, 1.31%, 4/26/2021 (a)	6,455,000	6,475,011
Series BKNT, 3 Month USD LIBOR + 0.38%, 0.77%, 11/16/2021 (a)	980,000	982,519
Series BKNT, 3 Month USD LIBOR + 0.44%, 0.80%, 5/23/2022 (a) (c)	9,250,000	9,279,045
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 1.38%, 2/11/2022 (a)	13,535,000	13,571,003
3 Month USD LIBOR + 1.03%, 2.02%, 7/26/2021 (a) (c)	7,553,000	7,612,064
3 Month USD LIBOR + 1.11%, 2.13%, 1/24/2023 (a)	10,224,000	10,273,484
3 Month USD LIBOR + 1.23%, 1.99%, 10/31/2023 (a) (c)	16,449,000	16,563,156
3 Month USD LIBOR + 1.34%, 1.67%, 3/4/2021 (a)	6,326,000	6,371,294
Series MTN, 3 Month USD LIBOR + 0.88%, 1.98%, 7/22/2020 (a)	5,937,000	5,942,640
Series MTN, 3 Month USD LIBOR + 1.01%, 1.33%, 12/7/2020 (a) (c)	4,350,000	4,367,139
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.31%, 1.53%, 1/15/2021 (a)	4,035,000	4,040,609
Series BKNT, 3 Month USD LIBOR + 0.50%, 1.54%, 7/23/2021 (a)	9,244,000	9,276,446
Series BKNT, 3 Month USD LIBOR + 0.51%, 1.61%, 10/22/2021 (a)	3,550,000	3,549,326

See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.62%, 0.99%, 5/27/2022 (a)	$ 7,150,000	$ 7,159,509
Series BKNT, 3 Month USD LIBOR + 0.66%, 0.97%, 9/9/2022 (a)	5,760,000	5,772,845
Westpac Banking Corp.:
3 Month USD LIBOR + 0.34%, 1.33%, 1/25/2021 (a) (c)	4,366,000	4,370,890
3 Month USD LIBOR + 0.39%, 1.70%, 1/13/2023 (a) (c)	5,220,000	5,216,764
3 Month USD LIBOR + 0.57%, 1.88%, 1/11/2023 (a)	3,959,000	3,972,500
3 Month USD LIBOR + 0.71%, 1.02%, 6/28/2022 (a)	3,899,000	3,925,942
3 Month USD LIBOR + 0.72%, 1.11%, 5/15/2023 (a)	5,130,000	5,163,858
3 Month USD LIBOR + 0.77%, 1.13%, 2/26/2024 (a) (c)	2,050,000	2,060,599
3 Month USD LIBOR + 0.85%, 1.23%, 8/19/2021 (a) (c)	4,610,000	4,639,320
3 Month USD LIBOR + 0.85%, 2.16%, 1/11/2022 (a)	2,799,000	2,822,959
Woori Bank Series GMTN, 3 Month USD LIBOR + 0.77%, 1.14%, 5/21/2024 (a)	2,700,000	2,681,964
		1,397,258,898
BEVERAGES — 0.3%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 1.82%, 2/1/2021 (a) (c)	1,559,000	1,568,650
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 1.09%, 11/15/2021 (a) (c)	4,357,000	4,348,329
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 0.92%, 5/2/2022 (a)	2,320,000	2,322,390
		8,239,369
BUILDING MATERIALS — 0.1%
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 1.00%, 3/1/2021 (a)	2,934,000	2,919,565
Security Description	Principal Amount	Value
CHEMICALS — 0.2%
DuPont de Nemours, Inc.:
3 Month USD LIBOR + 0.71%, 1.10%, 11/15/2020 (a)	$ 3,724,000	$ 3,729,102
3 Month USD LIBOR + 1.11%, 1.50%, 11/15/2023 (a)	2,328,000	2,331,189
		6,060,291
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 1.26%, 8/15/2021 (a)	1,907,000	1,905,570
COMPUTERS — 2.1%
Apple, Inc.:
3 Month USD LIBOR + 0.35%, 0.80%, 5/11/2022 (a) (c)	6,833,000	6,862,587
3 Month USD LIBOR + 0.50%, 0.95%, 2/9/2022 (a) (c)	7,916,000	7,965,396
3 Month USD LIBOR + 1.13%, 1.49%, 2/23/2021 (a)	2,605,000	2,623,365
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 2.09%, 10/5/2021 (a)	5,262,000	5,248,740
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 0.70%, 2/5/2021 (a)	5,843,000	5,846,856
3 Month USD LIBOR + 0.26%, 1.40%, 1/20/2021 (a)	3,736,000	3,741,193
3 Month USD LIBOR + 0.47%, 0.83%, 11/30/2020 (a)	6,586,000	6,593,706
International Business Machines Corp.:
3 Month USD LIBOR + 0.40%, 0.83%, 5/13/2021 (a)	15,317,000	15,357,743
3 Month USD LIBOR + 0.58%, 1.08%, 11/6/2021 (a) (c)	397,000	399,338
		54,638,924
DIVERSIFIED FINANCIAL SERVICES — 2.3%
Air Lease Corp. Series MTN, 3 Month USD LIBOR + 0.67%, 1.01%, 6/3/2021 (a)	1,114,000	1,057,776

See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
American Express Co.:
3 Month USD LIBOR + 0.33%, 1.09%, 10/30/2020 (a)	$ 1,083,000	$ 1,083,736
3 Month USD LIBOR + 0.53%, 0.91%, 5/17/2021 (a)	7,907,000	7,927,321
3 Month USD LIBOR + 0.60%, 1.14%, 11/5/2021 (a) (c)	6,987,000	7,009,289
3 Month USD LIBOR + 0.61%, 1.30%, 8/1/2022 (a)	4,874,000	4,874,098
3 Month USD LIBOR + 0.62%, 1.00%, 5/20/2022 (a)	6,866,000	6,887,216
3 Month USD LIBOR + 0.65%, 1.02%, 2/27/2023 (a) (c)	3,953,000	3,944,224
3 Month USD LIBOR + 0.75%, 1.31%, 8/3/2023 (a) (c)	3,682,000	3,695,844
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 1.36%, 9/14/2020 (a)	1,679,000	1,680,729
Series MTN, 3 Month USD LIBOR + 0.70%, 1.04%, 3/3/2022 (a) (c)	1,312,000	1,317,838
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 1.61%, 5/2/2021 (a) (b)	4,215,000	4,180,859
3 Month USD LIBOR + 1.13%, 1.41%, 9/26/2023 (a) (b)	2,000,000	1,938,780
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 1.21%, 10/30/2020 (a) (c)	4,303,000	4,305,711
3 Month USD LIBOR + 0.72%, 1.48%, 1/30/2023 (a)	2,326,000	2,278,922
3 Month USD LIBOR + 0.95%, 1.26%, 3/9/2022 (a)	4,334,000	4,326,416
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 0.69%, 5/21/2021 (a)	4,479,000	4,482,180
		60,990,939
ELECTRIC — 1.7%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 0.70%, 6/25/2021 (a)	5,174,000	5,182,537
Security Description	Principal Amount	Value
Dominion Energy, Inc. 3 Month USD LIBOR + 0.40%, 0.75%, 12/1/2020 (a) (b)	$ 2,000,000	$ 1,994,000
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 0.92%, 5/14/2021 (a) (b)	5,536,000	5,542,034
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 0.50%, 9/8/2020 (a)	1,360,000	1,359,810
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 0.68%, 6/30/2021 (a) (c)	2,088,000	2,091,195
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.48%, 1.04%, 5/4/2021 (a)	3,624,000	3,630,704
3 Month USD LIBOR + 0.55%, 0.92%, 8/28/2021 (a)	3,772,000	3,772,151
3 Month USD LIBOR + 0.72%, 1.08%, 2/25/2022 (a)	2,000,000	2,010,660
Pacific Gas & Electric Co. 3 Month USD LIBOR + 1.48%, 1.80%, 6/16/2022 (a)	6,000,000	6,011,460
Sempra Energy:
3 Month USD LIBOR + 0.45%, 0.76%, 3/15/2021 (a) (c)	5,830,000	5,841,660
3 Month USD LIBOR + 0.50%, 1.72%, 1/15/2021 (a) (c)	4,982,000	4,981,751
Southern Power Co. 3 Month USD LIBOR + 0.55%, 0.86%, 12/20/2020 (a) (b)	3,440,000	3,437,041
		45,855,003
ELECTRONICS — 0.1%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 0.82%, 8/8/2022 (a)	3,702,000	3,706,479
FOOD — 0.7%
Campbell Soup Co. 3 Month USD LIBOR + 0.63%, 0.94%, 3/15/2021 (a) (c)	4,440,000	4,443,375
Conagra Brands, Inc. 3 Month USD LIBOR + 0.50%, 1.82%, 10/9/2020 (a) (c)	2,735,000	2,729,038

See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 1.72%, 4/16/2021 (a) (c)	$ 6,147,000	$ 6,159,601
3 Month USD LIBOR + 1.01%, 2.14%, 10/17/2023 (a)	2,440,000	2,452,102
Tyson Foods, Inc. 3 Month USD LIBOR + 0.45%, 0.82%, 8/21/2020 (a) (c)	2,910,000	2,910,262
		18,694,378
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 0.91%, 6/15/2021 (a)	2,960,000	2,953,458
HEALTH CARE PRODUCTS — 0.1%
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 1.07%, 3/19/2021 (a)	3,855,000	3,854,537
HEALTH CARE SERVICES — 0.1%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 1.29%, 10/15/2020 (a)	1,815,000	1,815,109
3 Month USD LIBOR + 0.26%, 0.57%, 6/15/2021 (a)	1,937,000	1,935,857
		3,750,966
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 0.86%, 6/24/2022 (a) (b)	4,269,000	4,265,158
INSURANCE — 2.5%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 0.83%, 9/20/2021 (a) (b)	3,269,000	3,236,604
Athene Global Funding 3 Month USD LIBOR + 1.23%, 2.67%, 7/1/2022 (a) (b) (c)	4,845,000	4,819,370
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 1.52%, 10/15/2020 (a) (b)	3,638,000	3,640,328
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.31%, 0.63%, 3/16/2021 (a) (b)	$ 250,000	$ 250,003
3 Month USD LIBOR + 0.48%, 0.79%, 6/11/2021 (a) (b)	3,302,000	3,304,939
3 Month USD LIBOR + 0.73%, 1.04%, 6/27/2022 (a) (b)	6,585,000	6,605,150
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 1.51%, 12/29/2021 (a)	1,629,000	1,629,798
MassMutual Global Funding II 3 Month USD LIBOR + 0.15%, 1.54%, 1/7/2022 (a) (b)	4,000,000	3,993,920
Metropolitan Life Global Funding I 3 Month USD LIBOR + 0.23%, 1.58%, 1/8/2021 (a) (b)	7,590,000	7,595,768
New York Life Global Funding:
3 Month USD LIBOR + 0.16%, 0.46%, 10/1/2020 (a) (b)	3,466,000	3,466,451
3 Month USD LIBOR + 0.28%, 1.17%, 1/28/2021 (a) (b)	2,627,000	2,631,256
3 Month USD LIBOR + 0.28%, 1.39%, 1/21/2022 (a) (b)	5,750,000	5,757,762
3 Month USD LIBOR + 0.28%, 2.01%, 1/10/2023 (a) (b)	4,000,000	3,988,720
3 Month USD LIBOR + 0.32%, 0.82%, 8/6/2021 (a) (b)	3,202,000	3,208,916
3 Month USD LIBOR + 0.44%, 1.75%, 7/12/2022 (a) (b)	3,750,000	3,754,575
3 Month USD LIBOR + 0.52%, 0.83%, 6/10/2022 (a) (b)	3,205,000	3,218,237
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 1.68%, 7/13/2020 (a) (b)	890,000	890,374
3 Month USD LIBOR + 0.52%, 0.83%, 6/28/2021 (a) (b)	3,855,000	3,859,819
		65,851,990
INTERNET — 0.6%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 1.63%, 1/30/2023 (a) (c)	3,177,000	3,189,327

See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 1.12%, 11/1/2021 (a) (c)	$ 4,162,000	$ 4,151,345
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 1.74%, 1/19/2023 (a) (b) (c)	2,300,000	2,265,638
3 Month USD LIBOR + 0.91%, 2.22%, 4/11/2024 (a) (b)	1,500,000	1,481,595
Class REGs, 3 Month USD LIBOR + 0.91%, 2.22%, 4/11/2024 (a)	2,000,000	1,975,460
Class REGS, 3 Month USD LIBOR + 0.61%, 1.74%, 1/19/2023 (a)	1,690,000	1,664,751
		14,728,116
LODGING — 0.2%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 0.97%, 3/8/2021 (a) (c)	2,200,000	2,196,524
Series Y, 3 Month USD LIBOR + 0.60%, 0.95%, 12/1/2020 (a)	2,730,000	2,717,442
		4,913,966
MACHINERY, CONSTRUCTION & MINING — 1.4%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 0.62%, 9/4/2020 (a)	3,121,000	3,122,779
Series I, 3 Month USD LIBOR + 0.39%, 0.78%, 5/17/2021 (a)	5,391,000	5,404,693
Series MTN, 3 Month USD LIBOR + 0.20%, 0.63%, 11/12/2021 (a) (c)	5,239,000	5,234,285
Series MTN, 3 Month USD LIBOR + 0.23%, 0.54%, 3/15/2021 (a) (c)	9,751,000	9,757,241
Series MTN, 3 Month USD LIBOR + 0.25%, 0.61%, 8/26/2020 (a)	3,152,000	3,153,544
Series MTN, 3 Month USD LIBOR + 0.28%, 0.60%, 9/7/2021 (a)	3,039,000	3,042,799
Series MTN, 3 Month USD LIBOR + 0.30%, 0.62%, 3/8/2021 (a)	2,940,000	2,942,470
Series MTN, 3 Month USD LIBOR + 0.35%, 0.67%, 12/7/2020 (a)	2,150,000	2,151,913
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.74%, 1.13%, 5/13/2022 (a)	$ 3,000,000	$ 3,020,940
		37,830,664
MACHINERY-DIVERSIFIED — 1.0%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 1.49%, 10/9/2020 (a)	2,145,000	2,145,686
Series GMTN, 3 Month USD LIBOR + 0.55%, 0.87%, 6/7/2023 (a)	1,424,000	1,426,563
Series MTN, 3 Month USD LIBOR + 0.24%, 0.56%, 3/12/2021 (a)	3,096,000	3,098,043
Series MTN, 3 Month USD LIBOR + 0.26%, 0.57%, 9/10/2021 (a)	2,461,000	2,463,018
Series MTN, 3 Month USD LIBOR + 0.40%, 0.72%, 6/7/2021 (a)	2,260,000	2,265,741
Series MTN, 3 Month USD LIBOR + 0.42%, 1.73%, 7/10/2020 (a)	1,900,000	1,900,646
Series MTN, 3 Month USD LIBOR + 0.48%, 0.80%, 9/8/2022 (a) (c)	3,040,000	3,050,032
Series MTN, 3 Month USD LIBOR + 0.49%, 0.80%, 6/13/2022 (a)	2,800,000	2,808,876
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 2.09%, 4/5/2023 (a) (b)	3,030,000	2,994,034
Westinghouse Air Brake Technologies Corp. 3 Month USD LIBOR + 1.30%, 1.61%, 9/15/2021 (a)	3,331,000	3,331,000
		25,483,639
MEDIA — 1.8%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 2.34%, 2/1/2024 (a)	6,305,000	6,322,402
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 0.63%, 10/1/2020 (a) (c)	8,020,000	8,023,048
3 Month USD LIBOR + 0.44%, 0.74%, 10/1/2021 (a)	8,284,000	8,309,515
3 Month USD LIBOR + 0.63%, 1.85%, 4/15/2024 (a)	4,415,000	4,426,126

See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 0.70%, 4/1/2021 (a) (b)	$ 9,157,000	$ 9,173,299
TWDC Enterprises 18 Corp. Series MTN, 3 Month USD LIBOR + 0.39%, 0.72%, 3/4/2022 (a)	4,106,000	4,094,791
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 0.60%, 9/1/2021 (a)	3,496,000	3,490,266
3 Month USD LIBOR + 0.39%, 0.74%, 9/1/2022 (a)	2,886,000	2,872,811
		46,712,258
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 0.72%, 2/14/2024 (a)	1,842,000	1,831,906
General Electric Co. Series NOTZ, 3 Month USD LIBOR + 1.00%, 1.31%, 3/15/2023 (a)	7,382,000	7,216,791
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.61%, 0.93%, 3/16/2022 (a) (b)	5,860,000	5,882,034
Textron, Inc. 3 Month USD LIBOR + 0.55%, 1.00%, 11/10/2020 (a)	2,155,000	2,149,612
		17,080,343
OIL & GAS — 1.3%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 0.97%, 9/19/2022 (a)	950,000	946,561
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 0.61%, 11/24/2020 (a) (c)	6,250,000	6,251,063
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 0.82%, 3/3/2022 (a)	828,000	830,724
3 Month USD LIBOR + 0.53%, 0.87%, 3/3/2022 (a)	4,752,000	4,771,341
3 Month USD LIBOR + 0.53%, 0.92%, 11/15/2021 (a)	1,399,000	1,404,344
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.90%, 1.35%, 5/11/2023 (a)	$ 3,500,000	$ 3,550,540
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 1.29%, 5/15/2022 (a) (c)	3,849,000	3,864,165
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 0.72%, 8/16/2022 (a) (c)	6,000,000	6,010,560
3 Month USD LIBOR + 0.37%, 0.69%, 3/6/2022 (a)	2,338,000	2,342,793
Phillips 66 3 Month USD LIBOR + 0.60%, 0.96%, 2/26/2021 (a)	2,462,000	2,457,322
Shell International Finance B.V. 3 Month USD LIBOR + 0.40%, 0.83%, 11/13/2023 (a)	2,391,000	2,376,678
		34,806,091
PHARMACEUTICALS — 3.3%
AbbVie, Inc.:
3 Month USD LIBOR + 0.35%, 0.72%, 5/21/2021 (a) (b)	5,142,000	5,133,053
3 Month USD LIBOR + 0.46%, 0.84%, 11/19/2021 (a) (b) (c)	5,205,000	5,200,055
3 Month USD LIBOR + 0.65%, 1.02%, 11/21/2022 (a) (b)	5,854,000	5,869,630
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 1.05%, 8/17/2023 (a) (c)	2,920,000	2,911,736
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 0.93%, 6/25/2021 (a) (b) (c)	9,479,000	9,481,464
3 Month USD LIBOR + 1.01%, 1.32%, 12/15/2023 (a) (b)	8,719,000	8,719,262
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 1.18%, 12/29/2020 (a)	5,904,000	5,898,627
3 Month USD LIBOR + 1.03%, 1.35%, 6/6/2022 (a) (c)	3,352,000	3,352,302
Bristol-Myers Squibb Co.:
3 Month USD LIBOR + 0.20%, 0.59%, 11/16/2020 (a) (b) (c)	1,500,000	1,500,825

See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.38%, 0.77%, 5/16/2022 (a) (b) (c)	$ 5,950,000	$ 5,967,493
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 1.08%, 6/15/2022 (a)	2,015,000	2,012,159
Cigna Corp.:
3 Month USD LIBOR + 0.89%, 2.11%, 7/15/2023 (a)	4,731,000	4,727,168
Series WI, 3 Month USD LIBOR + 0.65%, 0.95%, 9/17/2021 (a)	7,420,000	7,419,184
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 1.03%, 3/9/2021 (a)	8,305,000	8,334,649
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 1.11%, 11/30/2020 (a) (c)	2,719,000	2,717,831
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 0.77%, 5/14/2021 (a)	5,431,000	5,437,843
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 0.64%, 9/15/2023 (a)	1,642,000	1,635,038
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 0.82%, 8/20/2021 (a)	2,569,000	2,568,743
		88,887,062
PIPELINES — 0.7%
Enbridge, Inc. 3 Month USD LIBOR + 0.50%, 0.88%, 2/18/2022 (a)	3,300,000	3,295,644
MPLX L.P.:
3 Month USD LIBOR + 0.90%, 1.21%, 9/9/2021 (a)	8,895,000	8,810,765
3 Month USD LIBOR + 1.10%, 1.41%, 9/9/2022 (a)	6,293,000	6,199,360
		18,305,769
REAL ESTATE INVESTMENT TRUSTS — 0.1%
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 1.37%, 8/16/2021 (a)	2,120,000	2,085,296
RETAIL — 0.3%
Home Depot, Inc. 3 Month USD LIBOR + 0.31%, 0.66%, 3/1/2022 (a)	1,150,000	1,150,356
Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 1.32%, 10/28/2021 (a)	$ 3,532,000	$ 3,536,168
Walmart, Inc. 3 Month USD LIBOR + 0.23%, 0.54%, 6/23/2021 (a)	4,513,000	4,516,340
		9,202,864
SEMICONDUCTORS — 0.4%
Intel Corp. 3 Month USD LIBOR + 0.35%, 0.80%, 5/11/2022 (a) (c)	5,472,000	5,483,163
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 1.49%, 1/30/2023 (a)	4,138,000	4,164,359
		9,647,522
SOVEREIGN — 0.2%
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 0.36%, 12/14/2020 (a)	5,150,000	5,150,669
TELECOMMUNICATIONS — 3.0%
AT&T, Inc.:
3 Month USD LIBOR + 0.75%, 1.10%, 6/1/2021 (a)	16,226,000	16,302,911
3 Month USD LIBOR + 0.95%, 2.17%, 7/15/2021 (a)	9,409,000	9,482,296
3 Month USD LIBOR + 1.18%, 1.50%, 6/12/2024 (a)	22,782,000	22,828,703
Rogers Communications, Inc. 3 Month USD LIBOR + 0.60%, 0.91%, 3/22/2022 (a)	2,000,000	2,014,960
Verizon Communications, Inc.:
3 Month USD LIBOR + 1.10%, 1.49%, 5/15/2025 (a)	12,192,000	12,338,304
3 Month USD LIBOR + 1.00%, 1.32%, 3/16/2022 (a)	8,597,000	8,704,291
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.17%, 1/16/2024 (a)	6,800,000	6,780,484
		78,451,949
TRANSPORTATION — 0.3%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 0.45%, 4/1/2021 (a)	3,560,000	3,559,146
3 Month USD LIBOR + 0.38%, 0.77%, 5/16/2022 (a) (c)	2,213,000	2,216,320

See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.45%, 0.75%, 4/1/2023 (a) (c)	$ 3,328,000	$ 3,326,868
		9,102,334
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 1.43%, 7/30/2021 (a) (b)	1,340,000	1,265,724
3 Month USD LIBOR + 0.95%, 1.30%, 6/1/2021 (a) (b)	4,320,000	4,099,248
GATX Corp. 3 Month USD LIBOR + 0.72%, 1.26%, 11/5/2021 (a)	767,000	752,688
		6,117,660
TOTAL CORPORATE BONDS & NOTES (Cost $2,301,589,175)		2,297,488,770
FOREIGN GOVERNMENT OBLIGATIONS — 12.9%
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.32%, 12/15/2021 (a)	30,372,000	30,370,785
Series GMTN, 3 Month USD LIBOR + 0.05%, 0.37%, 3/16/2021 (a)	8,950,000	8,952,595
Series GMTN, 3 Month USD LIBOR + 0.19%, 0.51%, 6/16/2021 (a)	15,069,000	15,093,713
CPPIB Capital, Inc. 3 Month USD LIBOR + 0.03%, 1.21%, 10/16/2020 (a) (b)	4,450,000	4,452,003
Dexia Credit Local SA 3 Month USD LIBOR + 0.32%, 0.65%, 9/4/2020 (a) (b)	3,500,000	3,502,100
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.39%, 11/19/2020 (a)	3,635,000	3,635,909
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.46%, 5/11/2022 (a)	9,182,000	9,173,828
European Investment Bank:
3 Month USD LIBOR + 0.10%, 1.24%, 1/19/2023 (a) (b)	10,310,000	10,334,641
3 Month USD LIBOR + 0.11%, 0.41%, 3/24/2021 (a) (b)	6,770,000	6,774,739
Security Description	Principal Amount	Value
Export Development Canada 3 Month USD LIBOR + 0.13%, 0.49%, 11/23/2020 (a) (b)	$ 2,725,000	$ 2,725,818
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 0.82%, 6/25/2022 (a)	4,020,000	4,011,116
3 Month USD LIBOR + 0.58%, 0.93%, 6/1/2021 (a)	1,677,000	1,677,335
3 Month USD LIBOR + 0.78%, 1.13%, 6/1/2023 (a)	5,500,000	5,513,805
3 Month USD LIBOR + 0.93%, 1.48%, 11/1/2022 (a)	5,990,000	6,023,664
Series 5FRN, 3 Month USD LIBOR + 0.88%, 1.87%, 1/25/2022 (a)	2,300,000	2,307,935
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.34%, 3/15/2022 (a)	7,300,000	7,296,131
Series GDIF, 3 Month USD LIBOR + 0.00%, 1.22%, 1/15/2022 (a)	22,110,000	22,098,061
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.23%, 7/15/2020 (a)	6,793,000	6,795,717
Series GMTN, 3 Month USD LIBOR + 0.02%, 0.97%, 10/25/2021 (a)	6,490,000	6,488,572
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.29%, 7/15/2022 (a)	10,240,000	10,242,867
Series GMTN, 3 Month USD LIBOR + 0.20%, 1.42%, 7/15/2021 (a) (c)	13,549,000	13,578,537
Series GMTN, 3 Month USD LIBOR + 0.22%, 1.44%, 10/15/2020 (a)	7,065,000	7,071,782
International Bank for Reconstruction & Development:
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.41%, 10/13/2020 (a)	5,978,000	5,981,886
Series GDIF, 3 Month USD LIBOR + 0.28%, 0.73%, 2/11/2021 (a)	11,703,000	11,725,821
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.32%, 12/15/2020 (a)	12,330,000	12,330,986

See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.38%, 12/15/2022 (a)	$ 9,735,000	$ 9,742,593
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.49%, 12/15/2021 (a)	10,538,000	10,562,975
Japan Bank for International Cooperation 3 Month USD LIBOR + 0.39%, 1.50%, 7/21/2020 (a)	1,990,000	1,991,353
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 0.36%, 3/12/2021 (a) (b)	10,630,000	10,630,425
3 Month USD LIBOR + 0.04%, 1.26%, 4/15/2021 (a) (b)	3,000,000	3,000,390
3 Month USD LIBOR + 0.08%, 0.44%, 2/24/2022 (a) (b)	3,500,000	3,501,085
3 Month USD LIBOR + 0.13%, 0.45%, 9/8/2021 (a) (b)	6,660,000	6,666,061
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 0.77%, 10/1/2022 (a)	3,240,000	3,225,647
3 Month USD LIBOR + 0.55%, 0.87%, 3/12/2021 (a)	2,730,000	2,726,506
3 Month USD LIBOR + 0.68%, 0.99%, 9/19/2020 (a)	2,290,000	2,289,954
3 Month USD LIBOR + 0.71%, 1.07%, 2/27/2022 (a)	3,560,000	3,567,796
3 Month USD LIBOR + 0.73%, 2.10%, 7/6/2022 (a)	2,495,000	2,491,582
Series EMTN, 3 Month USD LIBOR + 0.35%, 0.74%, 2/18/2023 (a)	2,000,000	1,979,480
Kuntarahoitus Oyj:
3 Month USD LIBOR + 0.01%, 1.00%, 10/26/2020 (a) (b)	4,940,000	4,942,668
3 Month USD LIBOR + 0.05%, 0.44%, 2/17/2021 (a) (b)	2,980,000	2,980,745
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 1.35%, 1/12/2022 (a) (b)	9,619,000	9,618,038
3 Month USD LIBOR + 0.25%, 0.59%, 6/3/2021 (a) (b)	5,725,000	5,736,794
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.35%, 0.73%, 2/19/2021 (a) (b)	$ 1,780,000	$ 1,784,041
Nederlandse Waterschapsbank NV:
3 Month USD LIBOR + 0.01%, 0.46%, 11/10/2020 (a) (b)	19,160,000	19,163,640
3 Month USD LIBOR + 0.07%, 0.38%, 12/15/2021 (a) (b)	9,120,000	9,120,182
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 0.44%, 9/21/2020 (a)	7,814,000	7,813,453
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $341,842,480)		341,695,754
	Shares
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (d) (e)	32,615,093	32,628,139
State Street Navigator Securities Lending Portfolio II (f) (g)	44,141,145	44,141,145
TOTAL SHORT-TERM INVESTMENTS (Cost $76,770,270)		76,769,284
TOTAL INVESTMENTS — 102.2% (Cost $2,720,201,925)		2,715,953,808
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(58,538,221)
NET ASSETS — 100.0%		$ 2,657,415,587
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.9% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,297,488,770	$—	$2,297,488,770
Foreign Government Obligations	—	341,695,754	—	341,695,754
Short-Term Investments	76,769,284	—	—	76,769,284
TOTAL INVESTMENTS	$76,769,284	$2,639,184,524	$—	$2,715,953,808
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 768,504,813	$ 735,816,041	$(59,647)	$(986)	32,615,093	$32,628,139	$517,250
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,997,620	34,997,620	89,433,947	124,431,567	—	—	—	—	33,844
State Street Navigator Securities Lending Portfolio II	—	—	229,174,240	185,033,095	—	—	44,141,145	44,141,145	83,643
State Street Navigator Securities Lending Portfolio III	3,598,183	3,598,183	91,024,005	94,622,188	—	—	—	—	14,276
Total		$38,595,803	$1,178,137,005	$1,139,902,891	$(59,647)	$(986)		$76,769,284	$649,013
See accompanying notes to financial statements.
28

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 24.1%
SPDR Wells Fargo Preferred Stock ETF (a)(b)	889,068	$ 37,207,496
DOMESTIC FIXED INCOME — 75.8%
SPDR Bloomberg Barclays Convertible Securities ETF (a)(b)	674,289	40,794,485
SPDR Portfolio Aggregate Bond ETF (a)	1,207,947	37,277,244
SPDR Portfolio Long Term Corporate Bond ETF (a)	1,228,899	38,956,098
		117,027,827
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $148,624,462)		154,235,323
SHORT-TERM INVESTMENTS — 19.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (c)(d)	145,998	146,056
State Street Navigator Securities Lending Portfolio II (e)(f)	30,326,428	30,326,428
TOTAL SHORT-TERM INVESTMENTS (Cost $30,472,484)		$ 30,472,484
TOTAL INVESTMENTS—119.7% (Cost $179,096,946)		184,707,807
LIABILITIES IN EXCESS OF OTHER ASSETS—(19.7)%		(30,349,193)
NET ASSETS—100.0%		$ 154,358,614

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$154,235,323	$—	$—	$154,235,323
Short-Term Investments	30,472,484	—	—	30,472,484
TOTAL INVESTMENTS	$184,707,807	$—	$—	$184,707,807
See accompanying notes to financial statements.
29

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
SPDR Blackstone/GSO Senior Loan ETF	570,825	$ 26,383,531	$ 1,170,874	$ 27,349,983	$ (755,886)	$ 551,464	—	$ —	$ 255,178
SPDR Bloomberg Barclays Convertible Securities ETF	—	—	38,727,294	871,414	16,600	2,922,005	674,289	40,794,485	61,068
SPDR Bloomberg Barclays High Yield Bond ETF	254,067	27,678,059	6,004,766	32,040,771	(1,277,823)	(364,231)	—	—	1,162,971
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	553,691	27,762,067	21,002,092	50,225,695	3,100,861	(1,639,325)	—	—	459,624
SPDR Portfolio Aggregate Bond ETF	—	—	45,810,643	10,150,107	259,422	1,357,286	1,207,947	37,277,244	240,133
SPDR Portfolio Intermediate Term Corporate Bond ETF	805,233	28,126,789	20,725,091	48,961,863	1,712,693	(1,602,710)	—	—	627,303
SPDR Portfolio Intermediate Term Treasury ETF	—	—	40,396,937	40,419,450	22,513	—	—	—	40,474
SPDR Portfolio Long Term Corporate Bond ETF	—	—	84,139,525	45,374,674	(865,717)	1,056,964	1,228,899	38,956,098	570,418
SPDR Portfolio Long Term Treasury ETF	—	—	80,658,438	81,431,007	772,569	—	—	—	225,605
SPDR Portfolio TIPS ETF	—	—	40,782,129	41,282,138	500,009	—	—	—	263,213
SPDR Wells Fargo Preferred Stock ETF	—	—	39,535,060	2,635,725	33,555	274,606	889,068	37,207,496	326,613
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	3,653,224	3,506,870	(298)	—	145,998	146,056	2,701
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,477	198,477	43,065	241,542	—	—	—	—	556
State Street Navigator Securities Lending Portfolio II	—	—	444,631,797	414,305,369	—	—	30,326,428	30,326,428	139,263
State Street Navigator Securities Lending Portfolio III	5,685,575	5,685,575	184,633,060	190,318,635	—	—	—	—	50,303
Total		$115,834,498	$1,051,913,995	$989,115,243	$ 3,518,498	$ 2,556,059		$184,707,807	$4,425,423
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 1.6%
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	$ 695,000	$ 694,958
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,335,000	1,336,242
Hoover,AL, Industrial Development Board Environmental Improvement Revenue 5.75%, 10/1/2049	2,500,000	2,141,725
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	112,202
Series A, 3.00%, 2/1/2030	200,000	212,022
Jefferson County Board of Education/AL 4.00%, 2/1/2042	525,000	582,918
Jefferson County, AL, Sewer Warrant Revenue:
7.90%, 10/1/2050	5,500,000	5,324,880
Series A, 5.25%, 10/1/2048 (a)	240,000	266,945
Series D, 6.00%, 10/1/2042	1,210,000	1,387,567
Series D, 6.50%, 10/1/2053	2,010,000	2,332,082
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,637,344
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (b)	1,000,000	1,074,570
Series A, 5.25%, 5/1/2044 (b)	2,420,000	2,641,164
		19,744,619
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	142,055
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,100
Series A, 5.00%, 6/1/2046	3,390,000	3,390,678
Series B, Zero Coupon, 6/1/2046	3,700,000	401,154
Security Description	Principal Amount	Value
State of Alaska International Airports System Revenue Series B, 5.00%, 10/1/2035	$ 545,000	$ 629,437
		5,063,424
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,161,670
ARIZONA — 1.7%
Arizona Industrial Development Authority Revenue:
4.75%, 7/1/2029 (b)	175,000	183,556
5.00%, 7/1/2039 (b)	365,000	377,833
5.00%, 1/1/2049	860,000	704,082
5.00%, 7/1/2049 (b)	500,000	504,120
5.00%, 7/1/2054 (b)	500,000	502,830
Series A, 3.63%, 5/20/2033	494,451	513,824
Series A, 4.00%, 7/15/2030 (b)	145,000	148,180
Series A, 5.00%, 7/15/2049 (b)	500,000	506,500
Series A, 5.25%, 7/1/2047 (b)	240,000	243,710
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,082,120
Series B, 5.00%, 3/1/2037 (b)	75,000	77,642
Series B, 5.00%, 3/1/2042 (b)	70,000	71,602
Series D, 5.00%, 7/1/2051 (b)	185,000	192,868
Series G, 5.00%, 7/1/2047 (b)	100,000	104,498
City of Phoenix Civic Improvement Corp. Revenue 4.00%, 7/1/2044	1,340,000	1,497,128
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,044,384
5.25%, 11/15/2046	1,010,000	927,715
Maricopa County Pollution Control Corp. Series A, 3.60%, 2/1/2040	600,000	632,406
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (b)	595,000	621,287
6.00%, 7/1/2052 (b)	1,000,000	1,109,020
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	31,280
5.00%, 7/1/2035 (b)	1,325,000	1,383,870

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (b)	$ 100,000	$ 101,309
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	982,540
5.25%, 7/1/2036	315,000	314,660
6.00%, 7/1/2048	1,070,000	1,078,678
6.75%, 2/1/2050 (b)	310,000	335,733
Series A, 7.38%, 7/1/2049	100,000	102,173
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	775,000	821,934
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2037	2,055,000	2,722,443
5.25%, 12/1/2027	265,000	327,153
5.25%, 12/1/2028	105,000	132,091
Tempe, AZ, Industrial Development Authority Revenue Series A, 6.13%, 10/1/2052 (b)	500,000	501,825
		19,880,994
ARKANSAS — 0.5%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	4,580,000	4,542,948
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	101,756
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	514,687
5.50%, 7/1/2043	830,000	741,738
		5,901,129
CALIFORNIA — 10.2%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	179,841
Series B, 5.00%, 10/1/2037	500,000	559,520
Anaheim Public Financing Authority Revenue Zero Coupon, 9/1/2029 (a)	915,000	800,296
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	503,923
Series A, 5.00%, 3/1/2041	665,000	681,791
Security Description	Principal Amount	Value
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	$ 145,000	$ 155,521
California Community Housing Agency, Essential Revenue:
Series A, 5.00%, 2/1/2050 (b)	2,415,000	2,593,613
Series S, 5.00%, 8/1/2049 (b)	500,000	535,380
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	405,000	432,771
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
5.25%, 6/1/2045	115,000	115,087
5.25%, 6/1/2046	105,000	102,708
Series A, 5.25%, 6/1/2045	175,000	175,133
Series B-1, 5.00%, 6/1/2049	210,000	243,243
Series B-2, Zero Coupon, 6/1/2055	3,020,000	513,974
Series C, Zero Coupon, 6/1/2057	5,000,000	616,850
California Infrastructure & Economic Development Bank Revenue Series A, 5.25%, 10/1/2034	110,000	116,673
California Statewide Communities Development Authority 5.00%, 9/2/2040 (c)	425,000	477,182
California Statewide Communities Development Authority Revenue:
5.00%, 1/1/2031	700,000	848,498
5.00%, 1/1/2032	750,000	903,870
Series B, 5.00%, 7/1/2032	195,000	217,727
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	511,877
California, Health Facilities Financing Authority Revenue:
3.00%, 3/1/2039	1,015,000	1,047,267
Series A, 4.00%, 3/1/2039	375,000	402,555
Series A, 4.00%, 8/15/2049	475,000	501,258
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,460,000	6,507,869
5.00%, 6/30/2027	205,000	244,516
5.00%, 6/30/2028	100,000	121,015
5.00%, 12/31/2031	1,000,000	1,180,500
5.00%, 10/1/2039 (b)	150,000	153,837

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 7/1/2046 (b)	$ 500,000	$ 513,540
5.00%, 6/1/2048	600,000	676,482
5.25%, 1/1/2045	1,000,000	817,380
Series A, 2.40%, 10/1/2044 (d)	2,600,000	2,805,452
Series A, 5.00%, 7/1/2034	280,000	326,956
Series A, 5.00%, 7/1/2047	185,000	207,082
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,289,887
Series A, 5.25%, 11/1/2041	1,000,000	1,109,800
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,132,470
5.00%, 5/15/2051	265,000	296,569
5.00%, 5/15/2052	500,000	565,210
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	402,472
5.00%, 11/21/2045 (b)	500,000	516,300
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	260,058
Series A, 5.00%, 7/1/2047 (b)	250,000	252,055
California, Statewide Communities Development Authority Revenue:
2.63%, 11/1/2033 (d)	345,000	358,465
4.00%, 4/1/2042	130,000	137,036
5.00%, 5/15/2033	240,000	261,466
5.25%, 12/1/2034	1,940,000	2,110,099
5.25%, 12/1/2038 (b)	1,475,000	1,616,054
5.25%, 7/1/2039 (b)	2,000,000	2,025,740
5.25%, 12/1/2044	1,500,000	1,609,980
5.50%, 12/1/2054	1,000,000	1,072,380
Series A, 3.00%, 8/15/2036	205,000	213,811
Series A, 3.50%, 11/1/2027 (b)	3,270,000	3,182,560
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,116,390
Series A, 5.00%, 9/2/2039	1,000,000	1,153,670
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,240,077
Series A, 5.25%, 11/1/2044 (b)	300,000	305,553
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,501,723
Series A, 5.50%, 7/1/2039	465,000	384,695
Series A, 5.75%, 7/1/2030	945,000	848,629
Series A, 5.75%, 7/1/2035	100,000	89,741
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055	15,750,000	569,992
Security Description	Principal Amount	Value
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	$ 400,000	$ 306,964
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	105,310
City of Sacramento CA Transient Occupancy Tax Revenue 5.00%, 6/1/2035	670,000	759,854
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	200,088
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	882,128
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,383,450
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	503,867
Series A, 5.75%, 1/15/2046	775,000	860,668
Series B1, 3.95%, 1/15/2053	1,130,000	1,211,157
Series C, 6.25%, 1/15/2033	500,000	567,265
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,832,745
Series A-1, 5.00%, 6/1/2047	5,495,000	5,561,819
Series A-1, 5.25%, 6/1/2047	5,660,000	5,756,333
Series A-2, 5.30%, 6/1/2037	2,100,000	2,163,000
Series B, Zero Coupon, 6/1/2047	32,590,000	6,814,569
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	3,500,000	1,240,680
Zero Coupon, 6/1/2057	5,000,000	394,400
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,048,500
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,021,715
Long Beach Bond Finance Authority Series A, 5.00%, 11/15/2035	140,000	185,839

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Long Beach, CA, Bond Finance Authority, Tax Allocation:
5.00%, 11/1/2030	$ 560,000	$ 593,130
Series A, 5.00%, 11/15/2029	100,000	125,476
Series A, 5.50%, 11/15/2030	270,000	355,571
Series A, 5.50%, 11/15/2037	550,000	779,685
Series C, 5.50%, 8/1/2031 (a)	245,000	316,724
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	552,180
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,214,781
Series B, 6.50%, 11/1/2039	850,000	1,332,341
Series B, 7.00%, 11/1/2034	400,000	604,284
Series C, 6.13%, 11/1/2029	295,000	372,697
Norman Y Mineta San Jose International Airport SJC Revenue Series B, 5.00%, 3/1/2047	510,000	604,039
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	570,000	674,413
Series A, 5.00%, 8/1/2032 (a)	100,000	121,394
Series A, 5.00%, 8/1/2033	65,000	75,536
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	573,715
Series A, 5.00%, 8/15/2046	550,000	611,281
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	1,750,000	1,838,637
Palomar Health, CA, General Obligation Series B, 3.00%, 8/1/2037	100,000	100,356
Palomar Health, CA, Revenue 5.00%, 11/1/2036	500,000	570,450
Peralta Community College District, General Obligation Series A, 4.00%, 8/1/2031	975,000	1,080,329
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	389,418
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	673,745
5.25%, 11/1/2040	100,000	119,792
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	502,361
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	224,296
Security Description	Principal Amount	Value
5.00%, 2/15/2026	$ 155,000	$ 181,917
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	274,727
5.00%, 9/1/2047 (b)	1,000,000	1,106,760
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,106,632
5.00%, 9/1/2045	100,000	110,813
5.00%, 9/1/2046	830,000	920,113
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	500,000	668,015
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	772,559
8.00%, 12/1/2026	650,000	701,870
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	298,906
Series B, 5.00%, 7/1/2042	190,000	222,294
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
5.00%, 5/1/2027	700,000	875,679
Series A, 5.00%, 5/1/2044	2,760,000	3,328,284
Series B, 5.00%, 5/1/2047	120,000	141,376
Series E, 4.00%, 5/1/2050	1,000,000	1,097,430
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	169,278
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	550,850
Series B, 5.25%, 1/15/2049	400,000	439,016
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	565,845
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,018,002
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	82,645
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	104,908

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	$ 5,750,000	$ 1,035,205
Series A-1, 5.50%, 6/1/2045	745,000	745,156
Series B, Zero Coupon, 6/1/2045	1,000,000	230,380
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	750,502
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	116,571
Twin Rivers Unified School District, General Obligation Zero Coupon, 8/1/2041 (a)	5,010,000	2,274,740
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	540,000	590,609
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031 (e)	275,000	165,000
		122,267,133
COLORADO — 2.0%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,534,800
Centerra Metropolitan District No 1 5.00%, 12/1/2029 (b)	1,000,000	1,029,560
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (b)	595,000	610,220
Series A, 5.00%, 10/1/2049 (b)	540,000	546,178
Colorado Health Facilities Authority Hospital Revenue Series A-, 5.00%, 8/1/2039	1,000,000	1,186,680
Colorado Health Facilities Authority Revenue 5.00%, 1/1/2038	100,000	99,080
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	518,180
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	234,785
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	2,750,000	2,680,672
Series A, 5.30%, 7/1/2037	500,000	407,705
Security Description	Principal Amount	Value
Series B, 5.00%, 5/15/2048	$ 1,070,000	$ 1,016,008
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	532,030
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,342,116
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	532,195
Series A, 5.00%, 12/1/2039	40,000	42,991
Series A, 5.25%, 12/1/2045	370,000	395,889
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	100,536
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,043,900
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	245,475
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,527,000
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b)	500,000	496,730
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	830,870
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,042,010
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,774,469
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,007,930
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,103,588
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	300,504
6.00%, 1/15/2041	100,000	100,168
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	726,203

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	$ 500,000	$ 505,570
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,023,140
		24,537,182
CONNECTICUT — 1.0%
Connecticut State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	400,000	432,920
Series F, 5.00%, 7/1/2037	925,000	918,580
Series G-1, 5.00%, 7/1/2044 (b)	275,000	291,888
Series G-1, 5.00%, 7/1/2050 (b)	500,000	526,950
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	274,626
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	288,377
Series B, 5.00%, 4/15/2029	400,000	426,924
Series B, 5.00%, 4/15/2032	130,000	138,143
Series D, 5.00%, 11/1/2023	130,000	137,543
Series E, 4.00%, 9/15/2028	125,000	131,908
Series E, 5.00%, 9/15/2026	100,000	108,656
Series F, 5.00%, 11/15/2025	100,000	117,432
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 5.00%, 9/1/2046 (b)	110,000	107,635
Series A, 5.00%, 9/1/2053 (b)	500,000	482,705
Series B, 4.00%, 7/1/2034	130,000	137,435
Series F, 3.50%, 7/1/2026	5,000	4,618
Series F, 4.00%, 7/1/2030	100,000	93,874
Series J, 5.00%, 7/1/2042	1,205,000	1,252,778
Series L, 4.00%, 7/1/2034	250,000	268,930
Series L, 4.13%, 7/1/2041	500,000	533,280
Series R, 3.38%, 7/1/2037	190,000	198,844
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	363,162
Series A, 5.00%, 9/1/2025	205,000	239,333
Series A, 5.00%, 9/1/2029	235,000	271,127
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,057,350
Security Description	Principal Amount	Value
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	$ 100,000	$ 108,493
Series A, 5.00%, 4/1/2031	220,000	237,024
Series C, 3.00%, 7/15/2027 (a)	100,000	103,881
State of Connecticut, Special Tax Revenue 3.13%, 5/1/2040	500,000	518,840
University of Connecticut, CT, Revenue:
5.00%, 2/15/2025	815,000	835,945
5.00%, 2/15/2028	860,000	1,004,317
Series A, 5.00%, 8/15/2025	190,000	213,883
Series A, 5.00%, 8/15/2026	220,000	246,246
Series A, 5.00%, 8/15/2027	100,000	112,273
		12,185,920
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	800,336
DISTRICT OF COLUMBIA — 0.6%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	147,346
Series A, 5.00%, 7/1/2052	115,000	101,231
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	120,941
Series A, 6.25%, 10/1/2032	465,000	467,423
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	375,000	413,614
Series A, Zero Coupon, 6/15/2046	25,000,000	5,055,000
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	576,940
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue:
Zero Coupon, 10/1/2035 (a)	220,000	142,120
Series A, 5.00%, 10/1/2053	400,000	415,200
		7,439,815
FLORIDA — 7.1%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	45,000	41,151
Series A, 4.00%, 12/1/2044	325,000	342,540

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	$ 885,000	$ 934,675
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	232,249
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,273
4.70%, 5/1/2036	100,000	102,401
Broward, FL, Airport System Revenue:
Series A, 5.00%, 10/1/2036	300,000	367,128
Series Q-1, 4.00%, 10/1/2042	140,000	144,812
Series Q-1, 5.00%, 10/1/2023	120,000	130,657
Series Q-1, 5.00%, 10/1/2024	115,000	125,213
Broward, FL, Port Facilities Revenue:
5.00%, 9/1/2049	1,080,000	1,258,664
Series B, 4.00%, 9/1/2044	1,475,000	1,570,639
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	1,000,000	836,640
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054	1,000,000	772,460
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (b)	190,000	198,440
6.10%, 8/15/2038 (b)	215,000	218,141
Series A, 5.00%, 6/15/2039 (b)	390,000	406,692
Series A, 5.13%, 6/15/2037 (b)	450,000	464,724
Series A, 5.38%, 6/15/2038 (b)	105,000	109,656
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	694,553
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	377,718
Series A, 7.50%, 6/1/2048 (b)	4,165,000	1,798,114
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	90,241
5.88%, 8/1/2052 (b)	610,000	441,732
Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	$ 1,000,000	$ 937,480
Central, FL, Expressway Authority Revenue:
3.25%, 7/1/2039	100,000	106,054
Series A, 4.00%, 7/1/2037	250,000	272,480
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	241,549
City of Orlando, FL, Development Tax Revenue:
5.00%, 11/1/2023 (a)	1,000,000	1,110,460
5.00%, 11/1/2026 (a)	735,000	870,960
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b) (e)	400,000	300,000
Series A, 8.25%, 5/15/2049 (b) (e)	100,000	75,000
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	230,000	246,714
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (d)	775,000	800,591
County of Lee FL Transportation Facilities Revenue 5.00%, 10/1/2025 (a)	500,000	589,095
County of Miami-Dade Seaport Department Revenue:
5.50%, 10/1/2042	5,570,000	6,116,250
Series B, 6.00%, 10/1/2042	945,000	1,053,618
County of Miami-Dade, FL, Aviation Revenue:
5.00%, 10/1/2028	500,000	565,975
5.00%, 10/1/2030	505,000	567,888
5.00%, 10/1/2036	765,000	894,247
Series A, 4.25%, 10/1/2036	100,000	108,427
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2045	725,000	775,750
4.00%, 8/15/2050	1,000,000	1,063,770
5.00%, 8/15/2031	155,000	191,251
5.00%, 8/15/2035	1,015,000	1,225,988
Escambia County, Sales Facilities Tax Revenue 5.00%, 10/1/2046	550,000	660,204

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	$ 190,000	$ 192,666
Series A, 4.75%, 7/15/2036 (b)	500,000	516,405
Series A, 6.00%, 6/15/2035 (b)	505,000	541,754
Series A, 6.00%, 6/15/2044 (b)	575,000	509,243
Series A, 6.13%, 6/15/2043 (b)	500,000	515,200
Series A, 6.13%, 6/15/2044	555,000	586,491
Series A, 6.50%, 7/1/2044	925,000	971,296
Series A, 7.50%, 6/15/2033	500,000	533,175
Series A, 7.63%, 6/15/2041	570,000	608,498
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (d)	3,515,000	3,128,912
Series A, 6.38%, 1/1/2049 (b) (d)	5,865,000	5,169,528
Series A, 6.50%, 1/1/2049 (b) (d)	2,670,000	2,353,498
Florida Municipal Power Agency Revenue Series A, 5.00%, 10/1/2027	505,000	632,164
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	352,310
Series A, 5.00%, 10/1/2026	850,000	1,035,300
Series A, 5.00%, 10/1/2027	750,000	932,415
Series A, 5.00%, 10/1/2042	500,000	584,600
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	601,128
Series B, 6.00%, 11/1/2029	190,000	198,675
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	95,000	95,109
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	131,301
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	314,043
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (a)	115,000	122,797
Security Description	Principal Amount	Value
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	$ 500,000	$ 299,450
6.25%, 4/1/2049	500,000	286,340
Hillsborough County Aviation Authority Revenue Series A, 5.00%, 10/1/2044	3,250,000	3,594,532
Jacksonville, FL, Health Facilities Revenue:
4.00%, 11/1/2040	415,000	437,676
Series A, 5.00%, 10/1/2028	1,800,000	1,954,404
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	408,057
Series B, 5.00%, 10/1/2029	370,000	463,695
Series III B, 3.38%, 10/1/2034	480,000	493,800
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	519,185
5.75%, 11/1/2042	500,000	525,770
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	500,440
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	726,007
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,000,450
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	295,000	341,793
5.00%, 2/1/2029	275,000	315,136
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,062,970
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2024	375,000	403,324
Series A, 5.00%, 7/1/2027	400,000	429,556
Series A, 5.00%, 7/1/2028	200,000	233,764
Series A, 5.00%, 7/1/2029	385,000	446,927
Series A, 5.00%, 7/1/2031	200,000	213,914
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	280,726

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	$ 100,000	$ 100,999
Miami-Dade, FL, Professional Sport Franchies Tax Revenue:
4.00%, 10/1/2040	760,000	823,164
5.00%, 10/1/2029	675,000	810,297
5.00%, 10/1/2034	570,000	669,630
Series A, 6.88%, 10/1/2034 (a)	145,000	211,458
Series B, 5.00%, 10/1/2037	750,000	803,603
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	290,038
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	1,430,000	1,468,996
Series B, 5.00%, 5/1/2037	925,000	950,225
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	396,108
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	233,538
Orlando-Orange County Expressway Authority Revenue Series B, 5.00%, 7/1/2023	500,000	567,755
Palm Beach County Health Facilities Authority Revenue 4.00%, 5/15/2053	500,000	411,360
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	183,209
5.00%, 4/1/2051 (b)	110,000	104,691
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	203,642
5.00%, 7/1/2039	410,000	454,780
6.00%, 10/1/2041	100,000	102,611
Port Saint Lucie, FL, Utility System Revenue 3.00%, 9/1/2035	185,000	196,540
Sarasota County Public Hospital District Revenue 4.00%, 7/1/2048	175,000	192,091
School District of Broward County/FL Series A, 5.00%, 7/1/2023	500,000	540,455
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,319,186
Security Description	Principal Amount	Value
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	$ 440,000	$ 479,710
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	557,665
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	255,751
Series 2015-2 EXCHA, 6.61%, 5/1/2040	180,000	122,585
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (e)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,118,766
Series A4, 6.61%, 5/1/2040	85,000	64,928
USF Financing Corp. Series A, 5.00%, 7/1/2034	550,000	628,837
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	1,985,000	2,070,395
Village Community Development District No. 13 Special Assessment:
2.63%, 5/1/2024	250,000	248,865
3.70%, 5/1/2050	2,000,000	2,005,920
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	141,443
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	126,755
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	711,038
		85,664,722
GEORGIA — 0.9%
Americus & Sumter County Hospital Authority Revenue 6.25%, 5/15/2033	250,000	274,483
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	290,367
Series A1, 6.75%, 1/1/2035	1,705,000	1,413,274
Series A1, 7.00%, 1/1/2040	500,000	414,300
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	112,400
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	601,614
Series D, 4.13%, 11/1/2045	435,000	471,536

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	$ 1,000,000	$ 1,022,860
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	450,000	455,886
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	428,000	490,672
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	254,718
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	248,977
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,295,010
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	503,015
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	698,106
Series A, 5.50%, 7/1/2060	170,000	191,502
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,018,140
White County,GA, Development Authority Revenue:
5.13%, 10/1/2039	790,000	779,943
5.25%, 10/1/2049	115,000	111,319
		10,648,122
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	775,000	793,251
Series B1, 5.00%, 1/1/2037	100,000	102,375
Series B1, 5.00%, 1/1/2042	670,000	684,566
Series D-REF, 5.00%, 11/15/2029	525,000	576,046
Series D-REF, 5.00%, 11/15/2034	250,000	271,700
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	245,000	247,624
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	352,501
Security Description	Principal Amount	Value
Guam Government, General Obligation:
5.00%, 11/15/2031	$ 225,000	$ 234,272
6.13%, 11/1/2031	185,000	186,974
Series D-REF, 5.00%, 11/15/2027	205,000	225,851
Series D-REF, 5.00%, 11/15/2028	110,000	120,990
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	605,847
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	269,772
		4,671,769
HAWAII — 0.3%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	360,666
Series A, 5.00%, 1/1/2045 (b)	750,000	597,645
State of Hawaii Airports System Revenue:
5.00%, 7/1/2022	900,000	903,123
5.25%, 8/1/2025	500,000	550,975
5.25%, 8/1/2026	1,200,000	1,318,176
		3,730,585
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	697,416
ILLINOIS — 11.6%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	230,134
Series A, 5.50%, 12/1/2043	115,000	111,127
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (a)	190,000	178,898
Series A, Zero Coupon, 12/1/2028 (a)	100,000	76,210
Series A, 5.00%, 12/1/2030	1,000,000	1,102,370
Series A, 5.00%, 12/1/2031	600,000	652,734
Series B, 4.00%, 12/1/2035	200,000	195,434
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,744,770
Series D, 5.00%, 12/1/2027	2,400,000	2,619,744
Series G, 5.00%, 12/1/2034	1,000,000	1,065,480
Series H, 5.00%, 12/1/2036	3,000,000	3,175,020
Chicago Midway International Airport Revenue Series A, 5.00%, 1/1/2024	750,000	838,957

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Chicago Transit Authority Revenue:
5.00%, 12/1/2046	$ 520,000	$ 568,651
5.25%, 12/1/2029	865,000	904,288
5.25%, 12/1/2031	1,730,000	1,804,130
Chicago, IL, Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	705,621
Series A, 4.00%, 12/1/2022	100,000	101,653
Series A, 4.00%, 12/1/2027	3,215,000	3,293,253
Series A, 5.00%, 12/1/2033	1,000,000	1,076,380
Series A, 5.00%, 12/1/2041	4,255,000	4,289,976
Series A, 5.00%, 12/1/2042	4,185,000	4,242,711
Series A, 5.50%, 12/1/2026 (a)	335,000	370,905
Series A, 5.50%, 12/1/2039	1,110,000	1,127,704
Series A, 7.00%, 12/1/2026	1,100,000	1,292,555
Series A, 7.00%, 12/1/2044	3,405,000	3,911,085
Series A, 7.00%, 12/1/2046 (b)	3,125,000	3,743,375
Series B, 5.00%, 12/1/2033	335,000	340,658
Series B, 5.00%, 12/1/2034	410,000	416,486
Series B-1, Zero Coupon, 12/1/2028 (a)	405,000	308,651
Series B-1, Zero Coupon, 12/1/2029 (a)	620,000	453,183
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	153,622
Series C, 5.25%, 12/1/2035	1,985,000	2,071,983
Series C, 5.25%, 12/1/2039	390,000	404,387
Series D, 5.00%, 12/1/2046	1,250,000	1,269,262
Series E, 5.13%, 12/1/2032	765,000	797,780
Series F, 5.00%, 12/1/2031	460,000	460,934
Series H, 5.00%, 12/1/2046	1,500,000	1,567,350
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	281,308
6.00%, 4/1/2046	350,000	394,097
6.10%, 4/1/2036	45,000	51,899
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2027	300,000	314,253
Series A, 5.00%, 1/1/2035	365,000	382,630
Series A, 5.00%, 1/1/2040	1,575,000	1,653,667
Series A, 5.25%, 1/1/2029	465,000	490,468
Series A, 5.25%, 1/1/2032	155,000	163,595
Series A, 5.25%, 1/1/2035	185,000	186,143
Series A, 5.50%, 1/1/2033	1,470,000	1,579,265
Series A, 5.75%, 1/1/2033	510,000	576,244
Series C, 5.00%, 1/1/2024	65,000	68,566
Series C, 5.00%, 1/1/2026	970,000	1,044,700
Series C, 5.00%, 1/1/2027	195,000	209,512
Series C, 5.00%, 1/1/2035	700,000	744,611
Series C, 5.00%, 1/1/2038	2,060,000	2,175,381
Security Description	Principal Amount	Value
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	$ 100,000	$ 116,643
Series A, 5.50%, 1/1/2030	200,000	217,514
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	253,928
5.00%, 1/1/2029	100,000	100,844
Chicago, IL, O'Hare International Airport Revenue:
5.00%, 1/1/2031	1,550,000	1,626,802
5.75%, 1/1/2039	220,000	224,393
Series B, 4.00%, 1/1/2053 (a)	300,000	327,597
Series B, 5.00%, 1/1/2029	315,000	362,105
Series B, 5.25%, 1/1/2029	275,000	300,303
Series D, 5.00%, 1/1/2039	210,000	224,618
Series D, 5.00%, 1/1/2044	325,000	346,314
Series D, 5.00%, 1/1/2052	600,000	686,844
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	148,745
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	92,453
Zero Coupon, 1/1/2030 (a)	270,000	181,027
5.50%, 1/1/2030	250,000	269,668
Series 2007G-REMK 6/8/15, 5.50%, 1/1/2042	780,000	825,685
Series A, 5.00%, 1/1/2034	250,000	262,075
Series A, 5.00%, 1/1/2044	100,000	106,675
Series A, 5.25%, 1/1/2027	280,000	300,182
Series A, 5.50%, 1/1/2035	840,000	945,042
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	436,282
5.25%, 12/1/2043	205,000	207,938
Cook County, IL, Revenue 6.75%, 10/15/2040 (d)	1,000,000	1,001,410
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	372,310
Illinois State, Finance Authority Revenue:
3.25%, 5/15/2039	615,000	625,412
4.00%, 12/1/2040	250,000	265,280
4.25%, 8/1/2042	1,050,000	1,061,907
4.75%, 5/15/2033	200,000	203,083
5.00%, 2/15/2032	100,000	91,321
5.00%, 5/15/2033	2,220,000	2,071,815
5.00%, 8/1/2042	580,000	624,190
5.00%, 12/1/2046	350,000	391,174
5.25%, 5/15/2047	150,000	153,227

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.50%, 4/1/2032	$ 500,000	$ 500,385
6.75%, 10/15/2040 (d)	200,000	200,282
Series A, 4.13%, 5/15/2047	3,000,000	3,225,300
Series A, 4.25%, 5/15/2041	185,000	189,312
Series A, 5.00%, 2/15/2047	1,385,000	1,387,382
Series A, 5.00%, 11/1/2049	600,000	570,750
Series A, 5.00%, 2/15/2050	1,950,000	1,949,863
Series A, 5.25%, 5/1/2038	2,030,000	2,020,540
Series A, 6.00%, 4/1/2038 (b)	980,000	1,063,937
Series A, 6.00%, 7/1/2043	200,000	222,552
Series A, 6.13%, 4/1/2058 (b)	1,350,000	1,442,610
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	134,194
3.50%, 6/1/2031	700,000	655,445
4.00%, 2/1/2030 (a)	255,000	272,156
4.00%, 1/1/2031	640,000	634,720
4.00%, 6/1/2032	300,000	296,790
4.00%, 6/1/2034	270,000	266,182
4.00%, 6/1/2035	100,000	98,451
4.13%, 11/1/2031	260,000	257,681
4.50%, 11/1/2039	125,000	126,471
5.00%, 2/1/2023	325,000	340,795
5.00%, 5/1/2023	230,000	242,146
5.00%, 8/1/2024	1,220,000	1,264,445
5.00%, 2/1/2026	1,250,000	1,355,050
5.00%, 11/1/2026	500,000	544,725
5.00%, 1/1/2027	100,000	107,808
5.00%, 6/1/2027	1,070,000	1,157,226
5.00%, 11/1/2027	400,000	434,128
5.00%, 3/1/2028	150,000	153,351
5.00%, 5/1/2028	700,000	734,503
5.00%, 1/1/2029	2,005,000	2,134,583
5.00%, 2/1/2029	175,000	188,221
5.00%, 4/1/2029	150,000	156,722
5.00%, 4/1/2030	695,000	722,772
5.00%, 5/1/2030	500,000	538,535
5.00%, 3/1/2031	110,000	111,949
5.00%, 4/1/2032	100,000	103,755
5.00%, 12/1/2032	500,000	533,110
5.00%, 3/1/2034	200,000	203,372
5.00%, 11/1/2034	120,000	126,852
5.00%, 5/1/2035	1,140,000	1,211,530
5.00%, 3/1/2036	150,000	152,384
5.00%, 5/1/2036	125,000	129,393
5.00%, 11/1/2036	760,000	802,096
5.00%, 3/1/2037	250,000	253,973
5.00%, 2/1/2039	1,200,000	1,239,624
5.00%, 5/1/2039	380,000	393,353
5.00%, 11/1/2040	180,000	189,970
5.00%, 1/1/2041	300,000	314,673
5.25%, 7/1/2028	750,000	785,572
5.25%, 2/1/2029	405,000	425,918
Security Description	Principal Amount	Value
5.25%, 7/1/2029	$ 100,000	$ 104,293
5.25%, 2/1/2033	230,000	239,729
5.50%, 7/1/2024	660,000	703,692
5.50%, 7/1/2025	245,000	260,528
5.50%, 7/1/2026	120,000	127,163
5.50%, 7/1/2027	200,000	211,464
5.50%, 7/1/2033	665,000	697,319
5.50%, 7/1/2038	200,000	209,128
Series A, 4.00%, 1/1/2024	135,000	136,389
Series A, 4.00%, 5/1/2024	135,000	137,846
Series A, 4.00%, 1/1/2029	630,000	630,088
Series A, 4.00%, 1/1/2030	515,000	512,193
Series A, 4.63%, 5/1/2037	610,000	623,371
Series A, 5.00%, 10/1/2024	150,000	160,689
Series A, 5.00%, 12/1/2028	465,000	505,604
Series A, 5.00%, 10/1/2030	1,120,000	1,207,438
Series A, 5.00%, 1/1/2034	1,000,000	1,015,260
Series A, 5.00%, 4/1/2035	250,000	256,710
Series A, 5.00%, 12/1/2035	1,000,000	1,063,580
Series A, 5.00%, 4/1/2036	140,000	143,599
Series A, 6.00%, 5/1/2025	435,000	484,821
Series B, 5.00%, 12/1/2024	100,000	107,321
Series D, 5.00%, 11/1/2028	175,000	190,194
Illinois State, Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (a)	680,000	565,189
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	163,509
5.00%, 6/15/2029	400,000	406,684
Series A, 5.00%, 6/15/2026	725,000	809,071
Series A, 5.00%, 6/15/2027	250,000	277,765
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (a)	255,000	167,920
Zero Coupon, 12/15/2039 (a)	200,000	88,704
Zero Coupon, 6/15/2044 (a)	1,050,000	427,917
Zero Coupon, 6/15/2047 (a)	115,000	41,587
4.00%, 6/15/2050	1,500,000	1,509,500
Series A, Zero Coupon, 6/15/2031 (a)	215,000	144,938
Series A, Zero Coupon, 6/15/2034 (a)	190,000	110,658
Series A, Zero Coupon, 6/15/2037 (a)	650,000	325,572
Series A, 5.50%, 6/15/2029 (a)	615,000	693,277
Series B, Zero Coupon, 6/15/2027 (a)	125,000	104,259
Series B, Zero Coupon, 6/15/2043 (a)	2,200,000	934,054
Series B, 4.25%, 6/15/2042	1,515,000	1,475,049
Series B, 5.00%, 12/15/2026	115,000	118,259
Series B, 5.00%, 12/15/2028	1,425,000	1,462,036
Series B, 5.00%, 12/15/2040	100,000	104,405
Series B, 5.00%, 6/15/2052	3,155,000	3,190,020

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, Zero Coupon, 12/15/2035 (a)	$ 140,000	$ 75,823
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	245,000	185,624
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	130,493
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	228,167
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	303,017
5.00%, 3/1/2027	210,000	248,697
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	582,456
State of Illinois General Obligation 5.00%, 2/1/2027	3,700,000	4,038,106
State of Illinois, General Obligation 5.00%, 1/1/2022	1,260,000	1,262,117
University of Illinois Revenue Series A, 3.25%, 4/1/2029	2,330,000	2,422,221
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	215,142
		138,516,798
INDIANA — 0.7%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	625,000	547,519
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (e)	505,000	5,050
Series A, 7.13%, 11/15/2047 (e)	540,000	5,400
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	98,021
Indiana State, Finance Authority, Environmental Revenue:
6.00%, 12/1/2026	550,000	515,284
7.00%, 3/1/2039 (b)	500,000	435,375
Indiana State, Finance Authority, Hospital Revenue:
3.75%, 10/1/2037	200,000	168,238
Security Description	Principal Amount	Value
Series A, 4.50%, 7/1/2053	$ 250,000	$ 192,590
Series A, 5.00%, 6/1/2032	825,000	859,881
Series A, 5.00%, 6/1/2039	125,000	129,436
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	530,419
Series A, 5.00%, 4/1/2042	3,060,000	3,136,225
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	213,802
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	901,310
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	806,452
		8,545,002
IOWA — 0.8%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	2,535,000	2,558,195
4.75%, 8/1/2042	2,295,000	2,321,186
5.25%, 12/1/2025	420,000	438,081
5.88%, 12/1/2027 (b)	820,000	853,407
Series A, 5.25%, 12/1/2050 (d)	1,295,000	1,335,508
Iowa Higher Education Loan Authority Revenue 4.00%, 10/1/2025	450,000	456,066
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	550,210
Series A, 5.00%, 5/15/2043	100,000	100,746
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,577,594
		10,190,993
KANSAS — 0.2%
City of Wichita, KS, Health Care Facilities Authority Revenue Series I, 5.00%, 5/15/2033	350,000	346,381
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	90,000
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	1,185,000	1,204,434

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Wyandotte County-Kansas City Unified Gov't Revenue Zero Coupon, 12/1/2027 (a)	$ 340,000	$ 248,618
		1,889,433
KENTUCKY — 1.0%
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	247,065
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	146,349
Series A, 5.00%, 9/1/2023 (a)	135,000	152,416
Series A, 5.00%, 9/1/2025 (a)	425,000	509,299
Series A, 5.00%, 9/1/2026 (a)	160,000	190,243
Series A, 5.00%, 9/1/2030 (a)	1,080,000	1,249,776
Series A, 5.00%, 9/1/2042 (a)	125,000	139,239
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,877
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 12/1/2045 (a)	550,000	617,397
5.25%, 6/1/2050	100,000	105,337
5.50%, 11/15/2035	105,000	94,222
Series A, 4.25%, 7/1/2035	645,000	652,205
Series A, 5.00%, 1/1/2045	825,000	860,046
Series A, 5.00%, 6/1/2045	2,525,000	2,670,364
Series A, 5.00%, 12/1/2047 (a)	205,000	213,708
Kentucky, ST, Public Energy Authority Gas Suply Revenue:
Series A, 4.00%, 4/1/2048 (d)	100,000	109,808
Series B, 4.00%, 1/1/2049 (d)	115,000	126,666
Kentucky, State Property & Building Commission Revenue:
5.00%, 8/1/2021	1,500,000	1,504,860
Series A, 5.00%, 10/1/2026	140,000	152,863
Series B, 5.00%, 11/1/2024	135,000	154,437
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	116,535
Security Description	Principal Amount	Value
Louisville/Jefferson County Metropolitan Government Revenue 4.00%, 10/1/2034	$ 695,000	$ 759,628
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,126,710
		12,036,050
LOUISIANA — 1.1%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	500,000	567,505
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	217,098
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,233,562
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,090,297
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	115,242
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	365,112
Louisiana Local Gov't Environmental Facilities & Community Development Authority:
3.50%, 11/1/2032	275,000	285,819
Series A-1, 6.50%, 11/1/2035	100,000	101,329
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,238,190
Louisiana Public Facilities Authority:
5.00%, 6/1/2024	735,000	857,723
5.25%, 10/1/2046	130,000	121,035
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,941
5.00%, 7/1/2047	300,000	326,925
Series A, 4.00%, 1/1/2046	110,000	112,247
Series A, 5.00%, 7/1/2046	500,000	539,545
Series A, 5.00%, 7/1/2051	385,000	413,956

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	$ 300,000	$ 313,239
Series A-2, 6.50%, 11/1/2035	600,000	607,974
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	271,094
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	836,258
Parish of State James LA Revenue Series 2, 6.35%, 10/1/2040 (b)	1,000,000	1,171,060
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	290,265
Series A, 5.00%, 12/1/2036 (a)	260,000	318,575
Series B, 4.00%, 12/1/2041 (a)	480,000	544,613
Series C, 4.00%, 12/1/2033	365,000	422,433
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (d)	450,000	469,040
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	253,193
		13,089,270
MAINE — 0.2%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b) (e)	100,000	55,000
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	580,752
5.00%, 7/1/2043	200,000	209,170
6.75%, 7/1/2036	500,000	515,200
7.50%, 7/1/2032	500,000	520,060
Series A, 4.00%, 7/1/2041	100,000	101,694
Series A, 4.00%, 7/1/2046	310,000	312,762
Series A, 5.00%, 7/1/2046	45,000	47,966
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	525,021
		2,867,625
MARYLAND — 1.0%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	310,552
Security Description	Principal Amount	Value
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2022	$ 895,000	$ 851,145
5.00%, 9/1/2027	305,000	280,777
5.00%, 9/1/2031	500,000	459,980
5.00%, 9/1/2039	1,250,000	1,148,175
5.00%, 9/1/2046	250,000	229,075
Series A, 4.50%, 9/1/2033	1,325,000	1,341,125
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	295,171
5.00%, 7/1/2036	475,000	489,587
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	783,510
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	320,934
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	396,351
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	220,000	222,094
5.00%, 3/31/2036	250,000	254,843
5.00%, 3/31/2051	100,000	100,941
5.75%, 9/1/2025	525,000	527,751
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	1,155,000	1,088,299
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	97,996
Series A, 5.00%, 7/1/2038	100,000	112,764
Series A, 5.50%, 1/1/2031	100,000	116,032
Series B, 2.88%, 7/1/2023	220,000	220,031
Series B, 5.25%, 8/15/2038 (a)	130,000	169,456
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,654,592
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	486,910
Series B, 5.00%, 11/1/2042	400,000	370,556
		12,328,647
MASSACHUSETTS — 0.8%
Lowe, MA, Collegiate Charter School Revenue:
5.00%, 6/15/2039	100,000	101,229
5.00%, 6/15/2054	500,000	497,155

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Massachusetts Health & Educational Facilities Authority Revenue Series E, 5.00%, 7/15/2037	$ 500,000	$ 500,455
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (b)	500,000	469,765
5.00%, 11/15/2038 (b)	1,500,000	1,401,090
5.00%, 1/1/2041	240,000	257,628
5.00%, 10/1/2043	950,000	920,730
5.00%, 7/1/2044	500,000	551,270
5.00%, 1/1/2045	300,000	320,421
5.00%, 7/1/2047	870,000	752,315
5.00%, 10/1/2057 (b)	1,420,000	1,440,576
Series A, 4.00%, 6/1/2049	1,260,000	1,301,618
Series A, 5.25%, 7/1/2034	10,000	9,505
Series A, 5.50%, 7/1/2044	325,000	297,404
Series D, 4.00%, 7/1/2045	350,000	361,221
Series F, 5.63%, 7/15/2036	120,000	125,588
Series J2, 5.00%, 7/1/2048	680,000	790,888
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	100,000	101,167
		10,200,025
MICHIGAN — 1.8%
City of Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2021 (a)	100,000	104,834
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	615,000	526,145
5.75%, 11/1/2035	500,000	345,195
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	205,873
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	125,959
Eastern Michigan University Revenue:
Series A, 4.00%, 3/1/2044 (a)	165,000	182,252
Series A, 4.00%, 3/1/2047	195,000	205,421
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	951,340
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	103,423
4.00%, 2/15/2044	245,000	274,353
4.00%, 11/15/2046	970,000	1,036,561
5.00%, 7/1/2033	100,000	107,377
Series B, 5.00%, 7/1/2028	100,000	109,145
Series B, 5.00%, 7/1/2029	105,000	114,327
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2044	$ 575,000	$ 605,504
Series D-2, 5.00%, 7/1/2034	400,000	468,360
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.00%, 7/1/2026	225,000	246,730
5.25%, 2/1/2027	500,000	530,190
5.25%, 2/1/2032	690,000	716,779
8.13%, 4/1/2041	445,000	392,089
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	40,460
5.00%, 6/30/2031	385,000	442,192
5.00%, 12/31/2032	1,000,000	1,135,730
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,975,000	2,975,535
Series A, 6.88%, 6/1/2042	1,000,000	1,005,380
Series B, Zero Coupon, 6/1/2052	3,950,000	307,547
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	776,630
State of Michigan Revenue 5.00%, 3/15/2027	545,000	684,929
Wayne County Airport Authority Revenue:
5.00%, 12/1/2044	285,000	314,381
5.00%, 12/1/2045	3,130,000	3,529,670
Series B, 5.00%, 12/1/2044	2,425,000	2,701,814
		21,266,125
MINNESOTA — 0.7%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	147,744
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	170,462
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	82,097
Series A, 5.00%, 3/1/2039	500,000	490,450
Series A, 5.50%, 7/1/2035	150,000	154,750
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,065,360
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	104,401
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	305,568
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	942,910

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	$ 1,100,000	$ 1,048,135
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	504,620
Southern Minnesota Municipal Power Agency System Revenue Series A, Zero Coupon, 1/1/2024 (a)	155,000	150,598
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	102,000
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	235,423
Series A, 5.30%, 7/1/2045	500,000	521,355
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,046,350
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	255,000	237,290
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	148,769
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	228,908
5.25%, 12/1/2049	340,000	341,578
		8,028,768
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	230,408
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	306,589
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	427,189
Mississippi State, Gaming Tax Revenue:
5.00%, 10/15/2032	605,000	723,120
Series E, 5.00%, 10/15/2027	175,000	202,597
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	110,775
Series S, 5.00%, 9/1/2046	400,000	440,120
Security Description	Principal Amount	Value
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	$ 115,000	$ 120,431
		2,561,229
MISSOURI — 0.7%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	77,767
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	1,000,000	964,220
Jennings, MO, Revenue 5.00%, 11/1/2023	285,000	261,801
Kansas City, MO, Industrial Development Authority Revenue:
5.00%, 3/1/2046	600,000	708,096
6.00%, 11/15/2051 (b) (e)	850,000	536,333
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	500,000	514,765
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	969,260
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	422,598
Missouri State, Health & Educational Facilities Authority Revenue 5.00%, 2/1/2042	115,000	119,327
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	266,479
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	268,534
4.25%, 12/1/2042 (b)	450,000	484,380
5.00%, 5/1/2030	100,000	104,111
Series A, 4.00%, 2/15/2049	500,000	551,750
Series A, 5.00%, 2/1/2036	650,000	676,923
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	227,957
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	235,000	237,446
5.00%, 9/1/2042	150,000	151,428

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	$ 245,000	$ 325,108
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	849,500
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	231,515
		8,949,298
MONTANA — 0.1%
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	95,160
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	237,183
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	368,254
		700,597
NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
5.25%, 9/1/2037	270,000	290,272
Series A, 5.00%, 9/1/2028	200,000	244,836
Series A, 5.00%, 9/1/2032	1,000,000	1,275,470
Series A, 5.00%, 9/1/2035	1,250,000	1,625,437
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	106,980
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	711,216
		4,254,211
NEVADA — 0.8%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	279,395
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (b)	75,000	73,612
Series A, 2.75%, 6/15/2028 (b)	150,000	143,660
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	128,950
Clark County, NV, Passenger Facility Charge Revenue 5.00%, 7/1/2025	1,100,000	1,305,502
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	310,000	358,282
Security Description	Principal Amount	Value
County of Clark Department of Aviation Revenue 5.00%, 7/1/2024	$ 500,000	$ 578,235
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	118,530
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (b)	1,095,000	975,809
5.88%, 12/15/2027 (b)	750,000	741,307
6.25%, 12/15/2037 (b)	2,280,000	2,168,508
6.95%, 2/15/2038 (b)	1,000,000	1,007,900
Series A, 4.50%, 12/15/2029 (b)	920,000	932,411
Series A, 5.00%, 12/15/2038 (b)	750,000	754,957
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (d)	255,000	263,902
		9,830,960
NEW HAMPSHIRE — 0.2%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,855,000	1,878,967
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	350,000	274,634
		2,153,601
NEW JERSEY — 6.1%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	485,000	372,548
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	506,090
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	118,646
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	94,231
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	670,000	697,651
New Jersey, Economic Development Authority Revenue:
4.13%, 7/1/2030	110,000	101,763
4.25%, 6/15/2027	635,000	642,150
4.38%, 1/1/2024	200,000	193,730

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 6/15/2024	$ 100,000	$ 103,507
5.00%, 3/1/2026	495,000	514,176
5.00%, 3/1/2027	100,000	105,854
5.00%, 3/1/2028	505,000	533,735
5.00%, 6/15/2032	500,000	556,775
5.00%, 10/1/2037	100,000	110,128
5.00%, 6/15/2040	445,000	468,581
5.00%, 11/1/2044	500,000	549,995
5.13%, 9/15/2023	1,000,000	1,013,620
5.25%, 9/15/2029	50,000	50,944
5.25%, 1/1/2044	750,000	684,893
5.75%, 9/15/2027	5,650,000	5,515,869
7.10%, 11/1/2031	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	555,871
Series A, 4.00%, 11/1/2027	105,000	112,708
Series A, 5.00%, 6/1/2036	390,000	417,339
Series A, 5.00%, 6/15/2047	510,000	551,886
Series A, 5.50%, 6/15/2031	500,000	571,815
Series AAA, 4.13%, 6/15/2025	125,000	133,933
Series AAA, 5.00%, 6/15/2036	300,000	327,627
Series AAA, 5.00%, 6/15/2041	500,000	540,240
Series B, Zero Coupon, 7/1/2027	160,000	142,227
Series B, 5.63%, 11/15/2030	1,000,000	1,030,120
Series BBB, 4.75%, 6/15/2031	665,000	727,404
Series BBB, 5.50%, 6/15/2031	900,000	1,029,267
Series C, 5.00%, 6/15/2047	365,000	394,977
Series DDD, 5.00%, 6/15/2030	540,000	609,471
Series EE, 5.25%, 9/1/2024	200,000	204,502
Series EEE, 5.00%, 6/15/2038	1,205,000	1,340,032
Series K, 5.25%, 12/15/2021 (a)	100,000	104,248
Series MMM, 4.00%, 6/15/2036	335,000	348,645
Series N-1, 5.50%, 9/1/2023 (a)	100,000	109,632
Series NN, 5.00%, 3/1/2024	100,000	106,679
Series NN, 5.00%, 3/1/2025	310,000	329,924
Series NN, 5.00%, 3/1/2030	505,000	531,760
Series PP, 5.00%, 6/15/2025	100,000	109,285
Series PP, 5.00%, 6/15/2031	245,000	262,829
Series UU, 5.00%, 6/15/2034	355,000	377,401
Series WW, 5.00%, 6/15/2035	500,000	537,545
Series WW, 5.00%, 6/15/2036	240,000	257,383
Series WW, 5.00%, 6/15/2037	390,000	417,448
Security Description	Principal Amount	Value
Series XX, 4.25%, 6/15/2026	$ 1,975,000	$ 2,111,887
Series XX, 4.38%, 6/15/2027	175,000	187,441
Series XX, 5.00%, 6/15/2025	1,450,000	1,616,648
Series XX, 5.00%, 6/15/2026	880,000	975,823
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	127,664
Series A, 3.00%, 7/1/2050	655,000	605,724
Series B, 5.00%, 9/1/2036	300,000	326,340
Series B, 5.50%, 9/1/2032	150,000	169,533
Series G, 3.50%, 7/1/2031	355,000	370,961
New Jersey, Health Care Facilities Financing Authority Revenue:
3.00%, 7/1/2049	715,000	702,016
4.00%, 7/1/2048	175,000	180,870
5.00%, 9/15/2027	170,000	180,324
5.00%, 10/1/2027	905,000	1,022,197
5.00%, 10/1/2028	100,000	113,354
5.75%, 7/1/2037	970,000	972,978
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	504,785
5.00%, 6/15/2028	625,000	702,612
5.00%, 6/15/2050	500,000	543,045
Series A, , 12/15/2025	940,000	796,951
Series A, Zero Coupon, 12/15/2027	820,000	643,364
Series A, Zero Coupon, 12/15/2028	100,000	75,405
Series A, Zero Coupon, 12/15/2029	900,000	649,512
Series A, Zero Coupon, 12/15/2030	265,000	182,471
Series A, Zero Coupon, 12/15/2033	285,000	168,979
Series A, Zero Coupon, 12/15/2035	615,000	332,069
Series A, 4.00%, 12/15/2031	1,315,000	1,394,294
Series A, 5.00%, 6/15/2024	120,000	131,624
Series A, 5.00%, 12/15/2024	270,000	298,739
Series A, 5.00%, 12/15/2025	250,000	280,630
Series A, 5.00%, 12/15/2028	100,000	116,337
Series A, 5.00%, 6/15/2029	175,000	195,559
Series A, 5.00%, 12/15/2029	350,000	405,108
Series A, 5.00%, 6/15/2031	505,000	556,702
Series A, 5.00%, 12/15/2035	1,000,000	1,120,770
Series A, 5.13%, 6/15/2029	700,000	714,868
Series A, 5.50%, 12/15/2023	1,435,000	1,584,412
Series A, 5.75%, 6/15/2023 (a)	165,000	181,107

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series -A, Zero Coupon, 12/15/2032	$ 750,000	$ 467,490
Series AA, 3.25%, 6/15/2038	435,000	404,076
Series AA, 4.75%, 6/15/2035	260,000	276,128
Series AA, 4.75%, 6/15/2038	185,000	195,264
Series AA, 5.00%, 6/15/2024	100,000	107,322
Series AA, 5.00%, 6/15/2025	130,000	144,941
Series AA, 5.00%, 6/15/2026	350,000	380,811
Series AA, 5.00%, 6/15/2029	150,000	156,087
Series AA, 5.00%, 6/15/2033	150,000	154,977
Series AA, 5.00%, 6/15/2036	1,305,000	1,363,229
Series AA, 5.00%, 6/15/2038	730,000	762,707
Series AA, 5.00%, 6/15/2044	780,000	817,495
Series AA, 5.25%, 6/15/2029	90,000	99,920
Series AA, 5.25%, 6/15/2030	280,000	298,158
Series AA, 5.25%, 6/15/2031	125,000	137,658
Series AA, 5.25%, 6/15/2033	120,000	126,764
Series AA, 5.25%, 6/15/2041	200,000	214,926
Series B, 3.50%, 6/15/2046	1,395,000	1,303,432
Series B, 4.00%, 6/15/2036	200,000	207,770
Series B, 4.00%, 6/15/2050	2,000,000	2,025,760
Series B, 5.00%, 6/15/2035	2,000,000	2,245,960
Series B, 5.25%, 12/15/2023 (a)	230,000	252,052
Series B, 5.50%, 6/15/2031	160,000	163,678
Series C, Zero Coupon, 12/15/2024 (a)	1,130,000	989,631
Series C, Zero Coupon, 12/15/2028 (a)	125,000	93,089
Series C-REMK 11/25/14, 5.25%, 6/15/2032	150,000	163,055
Series D, 5.25%, 12/15/2023	160,000	175,341
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	455,892
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	435,000	501,655
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	105,050
South Jersey Transportation Authority Revenue Series A, 5.00%, 11/1/2031 (a)	750,000	908,002
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	161,555
Series B, 5.00%, 1/1/2042	750,000	794,655
Series B, 5.00%, 1/1/2048	500,000	524,895
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	189,634
5.00%, 6/1/2027	1,350,000	1,661,863
Security Description	Principal Amount	Value
State of New Jersey, General Obligation 5.00%, 6/1/2024	$ 615,000	$ 707,902
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.25%, 6/1/2046	5,705,000	6,642,446
		72,741,457
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	329,069
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	55,066
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	200,000	189,996
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	568,042
		1,142,173
NEW YORK — 9.6%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	49,920
Series A, 3.00%, 7/15/2043 (a)	700,000	678,412
Series A, 5.00%, 7/15/2042	3,400,000	3,607,842
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	277,283
5.25%, 11/1/2034	250,000	263,418
5.50%, 11/1/2044	500,000	523,850
Series A, 5.00%, 6/1/2047 (b)	150,000	153,782
Dutchess County, NY, Local Development Corp. Revenue:
5.00%, 7/1/2027	770,000	909,963
Series A, 5.00%, 7/1/2045	725,000	807,889
Series B, 4.00%, 7/1/2044	400,000	432,836
Series B, 4.00%, 7/1/2049	400,000	431,164
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,068
Series A, 5.00%, 6/1/2045	635,000	635,241
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
Zero Coupon, 1/1/2045	2,000,000	568,680
Series C, 5.63%, 1/1/2055	620,000	552,544
Hempstead Town Local Development Corp. 5.53%, 2/1/2040 (c)	850,000	851,836

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Hudson Yards Infrastructure Corp., NY, Revenue:
Series A, 4.00%, 2/15/2036	$ 120,000	$ 133,880
Series A, 4.00%, 2/15/2044	1,365,000	1,483,878
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (b)	215,000	203,123
Metropolitan New York, NY, Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2032	300,000	192,357
Metropolitan Transportation Authority Revenue:
5.00%, 11/15/2048 (d)	800,000	878,104
Series A-1, 5.00%, 11/15/2040	560,000	608,255
Series B, 5.00%, 11/15/2022	675,000	716,823
Series B, 5.00%, 11/15/2025	1,010,000	1,129,160
Series B, 5.00%, 11/15/2026	115,000	129,373
Series C, 4.00%, 11/15/2033	205,000	210,090
Series C-1, 3.25%, 11/15/2036	290,000	290,374
Series C-1, 5.00%, 11/15/2031	425,000	467,985
Series C-2, Zero Coupon, 11/15/2040	1,000,000	432,540
Series C-GROUP 2, 4.00%, 11/15/2045 (a)	500,000	549,115
Series D, 3.00%, 11/15/2032	215,000	214,787
Series D, 5.00%, 11/15/2039	585,000	630,817
Series F, 5.00%, 11/15/2021	100,000	103,679
Monroe County, PA, Industrial Development Corp. Revenue 5.00%, 1/1/2040	590,000	536,593
Nassau County Local Economic Assistance Corp. 5.00%, 7/1/2027	200,000	213,764
Nassau County, NY, General Obligation:
5.00%, 4/1/2028	550,000	622,963
Series B, 5.00%, 4/1/2039	290,000	314,404
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	609,982
Series A-3, 5.00%, 6/1/2035	2,385,000	2,384,952
Series A-3, 5.13%, 6/1/2046	635,000	635,025
New York City Industrial Development Agency Revenue:
Zero Coupon, 3/1/2033 (a)	530,000	388,416
Zero Coupon, 3/1/2045 (a)	575,000	263,396
4.50%, 3/1/2039	460,000	460,087
New York City, Housing Development Corp.:
Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	100,767
Security Description	Principal Amount	Value
Series 2014-8SPR, Class F, 4.50%, 2/15/2048	$ 4,500,000	$ 4,682,565
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	340,000	222,000
5.00%, 1/1/2023 (a)	550,000	550,049
5.00%, 1/1/2031 (a)	50,000	50,004
5.00%, 3/1/2046	250,000	250,495
5.50%, 7/1/2035 (a)	235,000	309,295
5.75%, 10/1/2037 (e)	1,000,000	770,000
7.00%, 3/1/2049 (a)	200,000	201,018
Series A, 5.00%, 7/1/2022	690,000	731,407
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,545,139
Series A, 5.00%, 6/1/2045	885,000	885,088
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	500,700
New York County, NY, Counties Tobacco Trust VI Revenue:
2.45%, 6/1/2042	750,000	723,052
5.00%, 6/1/2045	930,000	968,567
New York Liberty Development Corp. Revenue:
2.80%, 9/15/2069	3,000,000	2,939,640
7.25%, 11/15/2044 (b)	3,000,000	3,249,540
New York State Dormitory Authority Revenue:
4.00%, 7/1/2050	2,400,000	2,684,688
4.00%, 9/1/2050	500,000	538,450
4.00%, 7/1/2053	5,965,000	6,639,284
5.00%, 7/1/2024	820,000	947,953
5.00%, 7/1/2026	500,000	590,475
5.00%, 7/1/2028	2,040,000	2,394,001
5.00%, 7/1/2031	1,365,000	1,590,389
5.25%, 7/1/2031 (a)	265,000	307,864
Series A, 4.00%, 11/1/2026	360,000	362,261
Series A, 5.00%, 7/1/2034	615,000	710,122
Series A, 5.00%, 7/1/2036	500,000	570,390
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	136,312
New York State, Dormitory Authority Revenue:
5.00%, 10/1/2021	100,000	105,885
5.00%, 8/1/2034	915,000	1,073,478
5.25%, 7/1/2035	1,150,000	1,151,265
Series A, 4.25%, 5/1/2042	285,000	291,655
Series A, 5.15%, 7/1/2024 (a)	500,000	562,365
Series A, 5.50%, 1/1/2039	400,000	424,320

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2044	$ 850,000	$ 895,866
New York State, Liberty Development Corp. Revenue:
2.45%, 9/15/2069	3,000,000	2,974,950
Series 1, 5.00%, 11/15/2044 (b)	5,775,000	5,985,383
Series 2, 5.00%, 9/15/2043	150,000	159,351
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,171,069
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (a)	1,000,000	1,138,210
Series I, 5.00%, 1/1/2023	200,000	213,886
Series L, 5.00%, 1/1/2033	610,000	748,934
Series N, 3.00%, 1/1/2050	660,000	679,074
New York State, Transportation Development Corp. Revenue:
5.00%, 8/1/2021	1,000,000	1,004,970
5.00%, 1/1/2023	510,000	532,376
5.00%, 8/1/2026	2,425,000	2,432,226
5.00%, 1/1/2027	350,000	373,555
5.00%, 1/1/2028	275,000	294,544
5.00%, 8/1/2031	3,930,000	3,935,581
5.00%, 1/1/2036	5,000,000	5,351,950
5.00%, 7/1/2046	1,500,000	1,614,420
5.25%, 8/1/2031	1,475,000	1,521,536
5.38%, 8/1/2036	740,000	764,102
Series A, 4.00%, 7/1/2037 (a)	100,000	105,508
Series A, 5.00%, 7/1/2030	170,000	187,403
Series A, 5.00%, 7/1/2041	515,000	555,288
Port Authority of New York & New Jersey Revenue 5.50%, 12/1/2031	3,000,000	3,023,580
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	385,000	404,416
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	516,190
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	2,070,000	1,890,862
5.00%, 1/1/2033	150,000	134,261
Troy, NY, Capital Resource Corp. Revenue Series A, 5.13%, 9/1/2040	1,000,000	1,007,590
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	247,781
Series B, 5.00%, 6/1/2045	3,525,000	3,582,246
Series B, 5.00%, 6/1/2048	2,950,000	2,992,922
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	344,000	374,355
Security Description	Principal Amount	Value
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	$ 700,000	$ 760,571
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	280,789
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	179,959
		114,519,837
NORTH CAROLINA — 0.2%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	114,260
North Carolina State, Medical Care Commission Revenue:
5.00%, 7/1/2045	500,000	466,255
Series A, 4.00%, 7/1/2044	500,000	451,290
Series A, 5.00%, 7/1/2044	500,000	522,850
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	260,965
5.00%, 6/30/2054	575,000	591,819
		2,407,439
NORTH DAKOTA — 0.0% (f)
County of Grand Forks Industrial Revenue 6.38%, 12/15/2043	250,000	203,017
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	143,418
		346,435
OHIO — 4.6%
American Municipal Power Inc Revenue Series A, 5.00%, 2/15/2039	660,000	737,953
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	5,750,000	6,214,197
Series A-3, 6.25%, 6/1/2037	1,190,000	1,324,529
Series B-2, 5.00%, 6/1/2055	26,490,000	27,893,705
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	134,701
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	335,077
City of Cleveland OH Revenue 5.38%, 9/15/2027	1,300,000	1,300,611

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
County of Hamilton, OH, Health Care Revenue:
3.75%, 8/15/2050	$ 750,000	$ 814,230
5.00%, 1/1/2051	750,000	761,512
County of Licking, OH, Health Care Revenue 5.88%, 7/1/2035	250,000	203,883
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	397,539
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	287,745
5.00%, 2/15/2042	200,000	220,178
5.00%, 2/15/2057	200,000	218,544
5.25%, 2/15/2047	100,000	111,651
5.50%, 2/15/2052	100,000	112,802
5.50%, 2/15/2057	1,000,000	1,116,460
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	401,736
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	145,852
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	669,288
Montgomery County, OH, Hospital Revenue:
5.00%, 11/15/2027	2,000,000	2,339,280
6.25%, 4/1/2049 (b)	500,000	286,340
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,041,620
5.00%, 2/15/2044	200,000	204,764
Ohio Air Quality Development Authority Revenue:
2.60%, 6/1/2041 (d)	200,000	203,884
3.25%, 9/1/2029	3,000,000	3,082,200
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	222,332
5.00%, 7/1/2049 (b)	1,270,000	1,277,315
6.75%, 6/1/2024	700,000	634,109
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	100,000	104,877
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	194,245
Security Description	Principal Amount	Value
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	$ 240,000	$ 225,636
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	480,073
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	256,797
5.00%, 12/1/2043	250,000	251,528
5.50%, 12/1/2043	400,000	415,780
5.75%, 12/1/2032	200,000	210,518
6.00%, 12/1/2042	550,000	571,417
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	161,648
		55,566,556
OKLAHOMA — 0.6%
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	103,260
Series A, 5.00%, 8/1/2047	935,000	374,000
Series B, 4.00%, 8/15/2052 (a)	455,000	489,485
Series B, 5.00%, 8/15/2038	500,000	572,105
Series B, 5.50%, 8/15/2052	1,000,000	1,161,460
Series B, 5.50%, 8/15/2057	2,615,000	3,019,305
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,273	83
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (d)	1,000,000	994,800
Series B-REMK-06/11/13, 5.50%, 12/1/2035	700,000	699,244
		7,414,241
OREGON — 0.4%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,017,310
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b) (e)	2,000,000	1,371,620
Series D, 6.50%, 4/1/2031 (b) (e)	750,000	514,358
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,430,325

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Yamhill County Hospital Authority Revenue 5.00%, 11/15/2036	$ 300,000	$ 308,211
		4,641,824
PENNSYLVANIA — 5.1%
Allegheny County Sanitary Authority Revenue 5.00%, 12/1/2045	950,000	1,094,713
Allegheny County, PA, Hospital Development Authority Revenue:
4.00%, 7/15/2036	1,000,000	1,127,490
4.88%, 11/1/2024	2,025,000	1,866,928
Series A, 4.00%, 4/1/2037	800,000	879,800
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	221,293
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,755,000	1,857,352
5.00%, 5/1/2042 (b)	1,390,000	1,427,933
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	640,000	639,930
5.00%, 11/1/2030	450,000	523,543
5.00%, 11/1/2034	260,000	297,045
5.00%, 11/1/2036	400,000	453,876
5.00%, 11/1/2047	510,000	567,222
5.00%, 11/1/2050	525,000	580,314
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	408,169
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	892,944
County of Lehigh PA Revenue 5.00%, 7/1/2027	155,000	190,216
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	305,475
5.25%, 1/1/2032	220,000	220,187
Dauphin County General Authority Revenue:
3.00%, 6/1/2033	750,000	781,830
5.00%, 10/15/2027 (b)	600,000	596,700
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	107,484
4.00%, 8/1/2045	170,000	181,006
5.25%, 10/1/2032	115,000	110,471
Security Description	Principal Amount	Value
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	$ 995,000	$ 998,224
Series A, 5.25%, 8/15/2030	280,000	279,157
Series A, 6.13%, 8/15/2040	700,000	700,343
Delaware River JT Toll Bridge Commission Revenue 5.00%, 7/1/2042	500,000	608,735
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	135,000	191,331
Doylestown Hospital Authority Revenue Series A, 5.00%, 7/1/2046	110,000	119,028
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	300,000	316,467
Hazleton Area School District, General Obligation:
Series B, Zero Coupon, 3/1/2024 (a)	100,000	95,748
Series B, Zero Coupon, 3/1/2025 (a)	160,000	150,400
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	427,136
5.00%, 3/1/2045	390,000	390,246
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	144,185
4.00%, 11/1/2041	250,000	269,065
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	370,574
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	262,458
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2028	500,000	624,895
5.00%, 9/1/2031	325,000	399,120
5.00%, 9/1/2035	300,000	361,659
Series A, 5.00%, 10/1/2026	110,000	122,566
Montgomery County, PA, Industrial Development Authority Revenue:
4.50%, 1/15/2032	1,095,000	1,140,574
5.00%, 11/15/2036	100,000	113,061
5.25%, 1/1/2040	205,000	204,010

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	$ 1,060,000	$ 1,076,419
Northampton County, PA, General Purpose Authority Revenue:
5.00%, 8/15/2046	635,000	716,350
5.00%, 8/15/2048	630,000	733,011
Pennsylvania State, Economic Development Financing Authority Revenue:
3.50%, 4/15/2050	1,510,000	1,551,767
5.00%, 6/30/2023	160,000	174,451
5.00%, 12/31/2028	360,000	408,946
5.00%, 12/31/2034	400,000	439,152
10.00%, 12/1/2040 (b)	345,000	358,331
10.00%, 12/1/2040 (b) (c)	345,000	358,110
Series A-RE, 6.40%, 12/1/2038	1,000,000	812,790
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	61,596
Pennsylvania, PA, Commonwealth Financing Authority Revenue:
Series A OF 2020, 5.00%, 6/1/2028	2,000,000	2,580,220
Series A OF 2020, 5.00%, 6/1/2029	1,370,000	1,806,413
Series A OF 2020, 5.00%, 6/1/2030	2,250,000	3,022,537
Series B, 5.00%, 6/1/2042	310,000	337,283
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	154,338
5.00%, 11/1/2027	880,000	892,302
5.00%, 5/1/2035	150,000	168,557
5.00%, 11/1/2036	980,000	1,000,090
5.00%, 4/1/2042	210,000	227,109
5.00%, 5/1/2042	500,000	504,015
5.00%, 11/1/2042	140,000	137,404
Series A, 5.00%, 9/1/2045	280,000	309,442
Series AQ, 5.00%, 6/15/2021	150,000	155,835
Series AT-1, 5.00%, 6/15/2024	125,000	143,995
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	459,085
5.00%, 12/1/2036	600,000	694,020
Series A, 4.00%, 12/1/2049 (a)	905,000	994,124
Series A-1, 5.00%, 12/1/2037	380,000	449,886
Series A-2, 5.00%, 12/1/2028	500,000	597,510
Security Description	Principal Amount	Value
Series B-2, 1.00%, 12/1/2037	$ 965,000	$ 978,751
Series B-2, 5.00%, 6/1/2028	1,110,000	1,339,637
Series C, 5.00%, 12/1/2044	235,000	262,587
Series C, 6.25%, 6/1/2033 (a)	365,000	468,240
Series E, 6.00%, 12/1/2030	435,000	550,954
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	170,633
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	278,136
5.00%, 6/15/2050	500,000	501,080
8.20%, 12/1/2043	330,000	358,453
Series A, 4.00%, 9/1/2047	385,000	407,061
Philadelphia, PA, General Obligation:
5.00%, 8/1/2031	1,000,000	1,233,930
5.00%, 2/1/2036	2,000,000	2,513,840
5.00%, 2/1/2037	775,000	970,532
5.00%, 2/1/2039	1,275,000	1,587,209
Series A, 5.00%, 7/15/2038	100,000	113,233
Series B, 5.00%, 8/1/2033	110,000	130,104
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	373,919
5.00%, 7/1/2031	845,000	966,063
5.00%, 7/1/2032	1,610,000	1,829,862
Series A, 5.63%, 7/1/2042	430,000	449,414
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	130,913
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	409,784
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	188,898
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	153,390
		61,312,614
PUERTO RICO — 9.6%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	724,262
5.63%, 5/15/2043	3,790,000	3,808,344
Series A, Zero Coupon, 5/15/2050	8,000,000	1,184,080
Series B, Zero Coupon, 5/15/2057	13,200,000	442,332

See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.00%, 7/1/2035 (a)	$ 720,000	$ 728,287
Series A, 5.25%, 7/1/2024 (a)	150,000	154,655
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	102,500
Series A, 4.25%, 7/1/2025	910,000	914,550
Series A, 5.00%, 7/1/2021	100,000	103,500
Series A, 5.00%, 7/1/2033	2,920,000	2,978,400
Series A, 5.13%, 7/1/2037	3,225,000	3,289,500
Series A, 5.25%, 7/1/2029	1,250,000	1,300,000
Series A, 5.25%, 7/1/2042	2,715,000	2,769,300
Series A, 5.75%, 7/1/2037	1,350,000	1,397,250
Series A, 6.00%, 7/1/2047	2,555,000	2,650,813
Series A, 6.13%, 7/1/2024	385,000	410,988
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	349,951
Series A, 5.00%, 7/1/2031 (a)	165,000	165,046
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	122,767
Series RR, 5.00%, 7/1/2026	140,000	140,001
Series V V, 5.25%, 7/1/2025 (a)	710,000	728,119
Series V V, 5.25%, 7/1/2026 (a)	795,000	815,909
Series V V, 5.25%, 7/1/2027 (a)	920,000	995,955
Series V V, 5.25%, 7/1/2034 (a)	770,000	786,047
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	130,331
Series N, 5.25%, 7/1/2034 (a)	345,000	375,874
Series N, 5.25%, 7/1/2036 (a)	1,030,000	1,123,400
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 10/1/2042	515,000	463,500
Security Description	Principal Amount	Value
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	$ 200,000	$ 192,100
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	505,000	506,338
Series A, 6.00%, 7/1/2033	100,000	103,029
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	38,470
Series A, Zero Coupon, 7/1/2036 (a)	155,000	74,082
Series A, Zero Coupon, 7/1/2043 (a)	710,000	241,940
Series C, 5.50%, 7/1/2025 (a)	425,000	462,642
Series C, 5.50%, 7/1/2026 (a)	480,000	523,714
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	191,000	172,095
Series A-1, Zero Coupon, 7/1/2027	669,000	550,620
Series A-1, Zero Coupon, 7/1/2029	2,281,000	1,741,247
Series A-1, Zero Coupon, 7/1/2031	1,646,000	1,158,866
Series A-1, Zero Coupon, 7/1/2033	2,148,000	1,388,532
Series A-1, Zero Coupon, 7/1/2046	26,460,000	7,463,043
Series A-1, Zero Coupon, 7/1/2051	21,000,000	4,262,790
Series A-1, 4.50%, 7/1/2034	2,065,000	2,150,842
Series A-1, 4.55%, 7/1/2040	1,483,000	1,511,919
Series A-1, 4.75%, 7/1/2053	8,964,000	9,211,944
Series A-1, 5.00%, 7/1/2058	23,695,000	24,774,307
Series A-2, 4.33%, 7/1/2040	15,552,000	15,624,006
Series A-2, 4.54%, 7/1/2053	58,000	58,773
Series A-2, 4.55%, 7/1/2040	100,000	92,905
Series A-2, 4.78%, 7/1/2058	6,427,000	6,626,558
Series A-2-, 4.33%, 7/1/2040	6,710,000	6,741,067
		114,827,490

See accompanying notes to financial statements.
56

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
SOUTH CAROLINA — 0.8%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	$ 500,000	$ 562,345
5.25%, 11/15/2047	1,750,000	1,761,567
Series A, 7.00%, 11/1/2033	270,000	295,269
Series S, 3.00%, 8/15/2038	1,035,000	957,251
Series S, 5.25%, 8/15/2033	100,000	110,540
South Carolina State, Ports Authority Revenue:
4.00%, 7/1/2040	245,000	260,484
5.00%, 7/1/2043	1,450,000	1,695,413
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	284,524
Series A, 5.50%, 12/1/2054	320,000	355,622
Series B, 2.75%, 12/1/2051 (d)	1,130,000	1,130,328
Series B, 4.00%, 12/1/2056	360,000	383,407
Series B, 5.13%, 12/1/2043	660,000	721,697
Series C, 5.00%, 12/1/2046	155,000	171,948
Series E, 5.00%, 12/1/2048	250,000	271,565
Series E, 5.25%, 12/1/2055	305,000	347,514
Series E, 5.50%, 12/1/2053	100,000	110,044
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	208,283
		9,627,801
SOUTH DAKOTA — 0.0% (f)
South Dakota Health & Educational Facilities Authority Revenue:
5.00%, 9/1/2028	100,000	123,621
5.00%, 9/1/2032	215,000	259,946
		383,567
TENNESSEE — 0.8%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	358,056
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	200,000	195,210
Series A-, 4.00%, 8/1/2036	1,000,000	1,108,950
Series A-, 4.00%, 8/1/2037	1,080,000	1,186,412
Series A-, 5.00%, 8/1/2044	550,000	645,629
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	699,667
Security Description	Principal Amount	Value
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	$ 240,000	$ 277,906
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	98,268
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (e)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue:
Series A, 4.00%, 7/1/2054	500,000	560,240
Series B, 5.00%, 7/1/2043	100,000	112,712
Series B, 5.00%, 7/1/2054	500,000	603,965
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	442,848
Shelby County, TN, Health Educational & Housing Facilities Board Revenue:
5.00%, 5/1/2029	535,000	647,141
Series A, 5.50%, 9/1/2047	400,000	288,432
Tennessee State, Energy Acquisition Corp., Gas Revenue:
4.00%, 11/1/2049 (d)	500,000	566,125
Series A, 5.25%, 9/1/2022	190,000	204,478
Series A, 5.25%, 9/1/2026	120,000	141,726
Series C, 5.00%, 2/1/2024	100,000	111,111
Series C, 5.00%, 2/1/2027	700,000	821,975
		9,292,851
TEXAS — 5.2%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	225,000	225,430
Series A, 5.00%, 8/15/2048	15,000	15,187
Austin Convention Enterprises Inc Revenue 5.00%, 1/1/2032	1,540,000	1,466,773
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	400,988
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	1,000,000	991,650
City of Austin TX Airport System Revenue Series B, 5.00%, 11/15/2048	1,000,000	1,201,700

See accompanying notes to financial statements.
57

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
City of Fort Worth TX, General Obligation 5.00%, 3/1/2028	$ 100,000	$ 107,050
Clifton Higher Education Finance Corp. Revenue Series D, 5.25%, 8/15/2027	530,000	587,775
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	116,295
Series A, 4.35%, 12/1/2042	290,000	292,752
County of Bexar TX Revenue:
3.75%, 8/15/2041 (a)	700,000	741,468
5.00%, 8/15/2039	650,000	692,660
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	526,085
Dallas/Fort Worth, TX, International Airport Revenue:
Series B, 5.00%, 11/1/2038	175,000	188,570
Series H, 5.00%, 11/1/2027	140,000	146,762
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	320,000	352,787
Series A-REF, 5.25%, 9/1/2029	335,000	374,765
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	208,244
4.00%, 8/15/2038	200,000	207,190
5.00%, 8/15/2037	200,000	220,250
Grand Parkway Transportation Corp. Revenue:
3.00%, 10/1/2050	900,000	899,154
4.00%, 10/1/2049	1,085,000	1,251,406
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	650,000	654,420
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	141,102
5.00%, 11/15/2027	890,000	1,096,222
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	125,250
Harris County-Houston, TX, Sports Authority Revenue:
Series H, Zero Coupon, 11/15/2036 (a)	105,000	51,882
Series H, Zero Coupon, 11/15/2040 (a)	420,000	159,667
Security Description	Principal Amount	Value
Series H, Zero Coupon, 11/15/2041 (a)	$ 1,065,000	$ 378,639
Houston, TX, Airport System Revenue:
5.00%, 7/1/2027	360,000	374,425
Series A, 5.00%, 7/1/2024	100,000	104,010
Series A, 6.50%, 7/15/2030	300,000	306,393
Series B, 5.00%, 7/1/2026	570,000	693,542
Series B, 5.00%, 7/1/2027	1,995,000	2,481,142
Series B-1, 5.00%, 7/15/2035	3,000,000	3,031,860
Series C, 5.00%, 7/15/2027	1,500,000	1,539,315
Series D, 5.00%, 7/1/2029	115,000	145,291
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	60,337
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	135,989
Series A, 5.00%, 5/15/2024	110,000	119,023
Series B, 3.13%, 5/15/2033	160,000	163,680
Series B, 5.00%, 5/15/2022	155,000	167,901
Matagorda County, TX, Navigation District No. 1, Revenue:
2.60%, 11/1/2029	1,100,000	1,116,390
Series A, 4.40%, 5/1/2030 (a)	495,000	580,229
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,280,192
Mission, TX, Economic Development Corp. Revenue:
4.63%, 10/1/2031 (b)	3,000,000	3,144,780
6.50%, 12/1/2033 (b)	565,000	522,908
7.75%, 1/1/2045 (b) (e)	940,000	188,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	854,088
5.00%, 11/15/2036	550,000	551,452
5.00%, 1/1/2047	500,000	467,980
5.00%, 7/1/2051	885,000	809,713
5.50%, 1/1/2049	1,000,000	910,630
Series A, 5.00%, 7/1/2047	1,000,000	818,980
Series A, 5.38%, 11/15/2036	500,000	412,195
Series A, 5.50%, 7/1/2054	100,000	90,779
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,375,000	1,323,286
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	750,000	889,222
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	510,000	536,030

See accompanying notes to financial statements.
58

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	$ 315,000	$ 273,477
Zero Coupon, 1/1/2030 (a)	1,340,000	1,133,077
4.00%, 1/1/2037	500,000	561,510
4.00%, 1/1/2038	595,000	666,382
Series B, 5.00%, 1/1/2040	180,000	193,120
Series I, 6.20%, 1/1/2042 (a)	180,000	213,424
Port of Beaumont Navigation District Revenue 4.00%, 1/1/2050 (b)	1,275,000	1,215,508
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	309,225
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,575
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,067,470
Series A, 8.00%, 11/15/2049	385,000	411,430
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,327,450
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	240,539
5.50%, 8/1/2027	150,000	183,125
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	468,715
4.50%, 11/15/2021 (e)	715,000	464,750
5.00%, 10/1/2044	200,000	203,890
5.25%, 11/15/2047	110,000	84,604
5.63%, 11/15/2041 (e)	500,000	325,000
6.38%, 2/15/2041	450,000	365,693
6.75%, 11/15/2047	1,400,000	1,462,272
6.75%, 11/15/2052	300,000	311,634
Series B, 4.00%, 11/15/2025	235,000	213,178
Series B, 4.50%, 11/15/2036	190,000	146,291
Series B, 5.00%, 11/15/2046	100,000	109,811
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	240,000	278,938
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	86,815
5.00%, 12/15/2026	25,000	26,845
5.00%, 12/15/2030	330,000	351,437
Security Description	Principal Amount	Value
5.00%, 12/15/2031	$ 500,000	$ 531,255
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2035	500,000	604,125
5.00%, 12/31/2040	280,000	294,370
5.00%, 12/31/2045	350,000	365,267
5.00%, 12/31/2055	490,000	508,527
6.75%, 6/30/2043	250,000	284,160
7.00%, 12/31/2038	225,000	257,825
7.00%, 6/30/2040	3,000,000	3,016,500
7.50%, 6/30/2033	1,615,000	1,624,528
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	547,380
Series C, 5.00%, 8/15/2037	500,000	543,375
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	390,359
6.25%, 9/1/2040	370,000	365,786
6.38%, 9/1/2045	505,000	504,712
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b) (e)	2,000,000	1,571,980
		61,758,219
U. S. VIRGIN ISLANDS — 0.7%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	80,000	77,532
Series A, 5.00%, 10/1/2025	410,000	390,463
Series A, 5.00%, 10/1/2029	2,345,000	2,220,199
Series A, 5.00%, 7/1/2031	1,435,000	1,258,438
Series A, 5.00%, 10/1/2032	415,000	388,303
Series A1, 4.50%, 10/1/2024	350,000	333,316
Series A1, 5.00%, 10/1/2029	100,000	94,678
Series A1, 5.00%, 10/1/2039	345,000	319,939
Series B, 5.00%, 10/1/2024	100,000	96,194
Series B, 5.00%, 10/1/2025	730,000	691,646
Series B, 5.25%, 10/1/2029	895,000	847,171
Series B, 6.63%, 10/1/2029	750,000	717,367
Series B, 6.75%, 10/1/2037	100,000	95,698
Series C, 5.00%, 10/1/2030	1,000,000	912,620
		8,443,564
UTAH — 0.0% (f)
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	255,581
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	184,776

See accompanying notes to financial statements.
59

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Utah State, Charter School Finance Authority Revenue Series A, 7.00%, 7/15/2045	$ 110,000	$ 110,262
		550,619
VERMONT — 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue 5.00%, 12/1/2046	835,000	929,380
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	913,250
		1,842,630
VIRGINIA — 1.6%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	125,000	123,105
Arlington County Industrial Development Authority Revenue 5.00%, 7/1/2031	500,000	653,450
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	336,206
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	51,640
City of Hopewell VA Sewer System Revenue Series A, 5.00%, 7/15/2042	300,000	311,664
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	365,758
Farmville Industrial Development Authority Revenue 5.00%, 1/1/2059	1,000,000	1,044,820
Hanover County Economic Development Authority Revenue Series A, 4.50%, 7/1/2030	250,000	247,817
Henrico County, VA, Economic Development Authority Revenue:
4.00%, 10/1/2033	500,000	500,605
Series C, 5.00%, 12/1/2047	1,000,000	948,540
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	9,545
Security Description	Principal Amount	Value
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	$ 980,000	$ 952,158
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	745,132
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	259,125
Series A, 5.00%, 1/1/2049	2,000,000	2,012,420
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	1,950,000	1,997,151
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	218,760
Tobacco Settlement Financing Corp., RI, Revenue Series A, 5.00%, 6/1/2023	260,000	283,949
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,435,443
Series C-1ST SUB, Zero Coupon, 6/1/2047	3,060,000	561,541
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	888,904
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	514,535
5.00%, 12/31/2052	335,000	369,652
Series C, 5.00%, 6/1/2047	1,000,000	978,240
Series SR, 5.50%, 1/1/2042	275,000	287,892
		19,098,052
WASHINGTON — 1.4%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue 5.25%, 9/1/2032	500,000	500,265
King County, WA, Public Hospital District No 1 Revenue 5.00%, 12/1/2026	100,000	119,082
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	471,584
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	242,503

See accompanying notes to financial statements.
60

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	$ 130,000	$ 155,766
Port of Seattle, WA, Industrial Development Corp. Revenue 5.00%, 4/1/2030	2,000,000	2,049,320
State of Washington Revenue 5.00%, 9/1/2022	200,000	219,528
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	200,000	199,440
Washington State Convention Center Public Facilities District Revenue 5.00%, 7/1/2032	1,160,000	1,275,826
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	85,000
7.50%, 1/1/2032 (b)	260,000	221,000
Series S, 7.50%, 1/1/2032 (b)	495,000	420,750
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	661,758
4.00%, 7/1/2042	200,000	216,672
Series A-, 5.00%, 8/1/2038	250,000	297,695
Series A-, 5.00%, 8/1/2039	250,000	296,670
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2046 (b)	1,520,000	1,369,034
5.00%, 7/1/2051 (b)	1,250,000	1,108,512
5.00%, 1/1/2055 (b)	2,000,000	1,914,560
Series A, 5.00%, 1/1/2031 (b)	100,000	102,903
Series A, 5.00%, 1/1/2046 (b)	1,000,000	976,060
Series A, 5.00%, 1/1/2051 (b)	820,000	791,407
Series A, 5.00%, 7/1/2051 (b)	1,000,000	917,680
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,411,779
Series A, 7.00%, 7/1/2050 (b)	500,000	522,625
		16,547,419
WEST VIRGINIA — 0.3%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	715,687
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	401,716
Security Description	Principal Amount	Value
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	$ 225,000	$ 231,764
Ohio County Development Authority Revenue 5.00%, 9/1/2048	1,000,000	879,520
West Virginia Economic Development Authority Revenue 5.00%, 7/1/2045 (c) (d)	1,250,000	1,276,212
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	151,805
		3,656,704
WISCONSIN — 2.3%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	783,425
Public Finance Authority Revenue:
Zero Coupon, 1/1/2067 (b)	920,000	11,215
3.75%, 7/1/2051 (b) (d)	2,075,993	1,308,789
4.00%, 8/1/2035	940,000	877,170
5.00%, 9/1/2030 (b)	400,000	408,712
5.00%, 10/1/2034 (b)	1,355,000	1,429,837
5.00%, 9/1/2039 (b)	770,000	706,744
5.25%, 3/1/2035 (b)	750,000	776,250
5.25%, 5/15/2052 (b)	1,300,000	1,339,182
5.88%, 4/1/2045	530,000	554,343
5.88%, 6/15/2047 (b)	800,000	783,552
6.75%, 12/1/2042 (b)	2,000,000	1,746,780
7.00%, 12/1/2050 (b)	3,000,000	2,643,900
Series A, 5.00%, 6/15/2037 (b)	425,000	431,532
Series A, 5.00%, 6/15/2046 (b)	1,000,000	821,690
Series A, 5.00%, 6/15/2049 (b)	310,000	311,736
Series A, 5.13%, 6/1/2048 (b)	350,000	367,535
Series A, 5.35%, 12/1/2045	1,000,000	1,068,340
Series A, 5.38%, 7/15/2047 (b)	500,000	513,380
Series A, 6.00%, 7/15/2042	250,000	260,893
Series A, 6.20%, 10/1/2042	325,000	366,028
Series A, 6.50%, 9/1/2048	480,000	421,963
Series A-, 5.20%, 6/1/2037	1,000,000	956,720
Series A1, 6.25%, 1/1/2038 (b)	500,000	430,280
Series A1, 6.38%, 1/1/2048 (b)	500,000	431,640
Series S, 6.25%, 10/1/2031 (b)	200,000	228,318

See accompanying notes to financial statements.
61

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Security Description	Principal Amount	Value
Wisconsin Health & Educational Facilities Authority Revenue:
3.13%, 12/15/2044	$ 505,000	$ 516,625
5.00%, 8/1/2032	50,000	47,770
5.00%, 8/1/2037	150,000	137,133
5.00%, 8/1/2039	1,100,000	1,001,550
5.00%, 11/1/2039	1,000,000	993,800
5.00%, 11/1/2046	1,250,000	1,203,862
5.50%, 5/1/2034	350,000	355,670
3.50%, 7/1/2040	100,000	103,050
4.00%, 7/1/2046	335,000	351,529
Series A, 4.00%, 7/1/2048	425,000	384,332
Series A, 4.13%, 7/1/2053	595,000	542,563
Series A, 5.25%, 8/1/2048	100,000	92,028
Series B, 3.50%, 2/15/2046	595,000	606,638
Series B, 5.00%, 9/15/2037	590,000	596,697
Series B, 5.00%, 2/15/2042	150,000	169,118
Series B, 5.00%, 9/15/2045	1,000,000	1,006,550
		28,088,869
TOTAL MUNICIPAL BONDS & NOTES (Cost $1,187,409,834)		1,186,013,829
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (g) (h) (Cost $638,899)	638,899	638,899
TOTAL INVESTMENTS — 99.0% (Cost $1,188,048,733)		1,186,652,728
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		12,254,782
NET ASSETS — 100.0%		$ 1,198,907,510

(a)	Bond is insured by the following:
% of Net Assets
Assured Guaranty Municipal Corp.	1.7%
National Public Finance Guaranty Corp.	1.0%
Assured Guaranty Corp.	0.5%
Ambac Financial Group	0.4%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.3% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	When-issued security.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$1,186,013,829	$—	$1,186,013,829
Short-Term Investment	638,899	—	—	638,899
TOTAL INVESTMENTS	$638,899	$1,186,013,829	$—	$1,186,652,728
See accompanying notes to financial statements.
62

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,125,045	$6,125,045	$160,654,374	$166,140,520	$—	$—	638,899	$638,899	$58,275
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,639,184,524	$ —	$1,186,013,829
Investments in affiliated issuers, at value	76,769,284	184,707,807	638,899
Total Investments	2,715,953,808	184,707,807	1,186,652,728
Cash	60,920	—	108,984
Receivable for investments sold	6,085,418	—	—
Receivable for fund shares sold	—	—	11,249,964
Dividends receivable — affiliated issuers	12,350	39	2,647
Interest receivable — unaffiliated issuers	5,372,037	—	14,764,241
Securities lending income receivable — unaffiliated issuers	15,118	3,012	—
Securities lending income receivable — affiliated issuers	—	12,838	—
Receivable from Adviser	—	36,108	345
Receivable for foreign taxes recoverable	25,548	—	—
Other Receivable	—	—	28
TOTAL ASSETS	2,727,525,199	184,759,804	1,212,778,937
LIABILITIES
Payable upon return of securities loaned	44,141,145	30,326,428	—
Payable for investments purchased	19,547,958	—	13,542,255
Payable for fund shares repurchased	6,094,968	—	—
Advisory fee payable	323,825	74,705	328,554
Trustees’ fees and expenses payable	1,716	57	618
TOTAL LIABILITIES	70,109,612	30,401,190	13,871,427
NET ASSETS	$2,657,415,587	$154,358,614	$1,198,907,510
NET ASSETS CONSIST OF:
Paid-in Capital	$2,672,561,285	$165,221,808	$1,214,046,535
Total distributable earnings (loss)	(15,145,698)	(10,863,194)	(15,139,025)
NET ASSETS	$2,657,415,587	$154,358,614	$1,198,907,510
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.47	$ 23.30	$ 56.29
Shares outstanding (unlimited amount authorized, $0.01 par value)	87,200,000	6,625,000	21,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,643,431,655	$ —	$1,187,409,834
Investments in affiliated issuers	76,770,270	179,096,946	638,899
Total cost of investments	$2,720,201,925	$179,096,946	$1,188,048,733
* Includes investments in securities on loan, at value	$ 46,784,320	$ 30,492,314	$ —
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 79,687,569	$ —	$ 41,198,819
Dividend income — unaffiliated issuers	—	159	—
Dividend income — affiliated issuers	551,094	4,235,856	58,275
Unaffiliated securities lending income	—	11,135	—
Affiliated securities lending income	127,554	189,566	—
Foreign taxes withheld	1,612	—	—
TOTAL INVESTMENT INCOME (LOSS)	80,367,829	4,436,716	41,257,094
EXPENSES
Advisory fee	5,056,280	393,072	3,419,379
Trustees’ fees and expenses	53,015	1,529	13,071
Miscellaneous expenses	3,186	96	512
TOTAL EXPENSES	5,112,481	394,697	3,432,962
NET INVESTMENT INCOME (LOSS)	$ 75,255,348	$ 4,042,019	$ 37,824,132
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,768,883)	—	5,176,304
Investments — affiliated issuers	(59,647)	1,030,815	—
In-kind redemptions — unaffiliated issuers	(19,409,116)	—	(7,088,349)
In-kind redemptions — affiliated issuers	—	2,487,683	—
Net realized gain (loss)	(30,237,646)	3,518,498	(1,912,045)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(4,935,913)	—	(33,627,939)
Investments — affiliated issuers	(986)	2,556,059	—
Net change in unrealized appreciation/depreciation	(4,936,899)	2,556,059	(33,627,939)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(35,174,545)	6,074,557	(35,539,984)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 40,080,803	$10,116,576	$ 2,284,148
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/20	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 75,255,348	$ 116,179,181	$ 4,042,019	$ 5,618,066
Net realized gain (loss)	(30,237,646)	(5,004,902)	3,518,498	(8,163,335)
Net change in unrealized appreciation/depreciation	(4,936,899)	(2,514,124)	2,556,059	5,051,365
Net increase (decrease) in net assets resulting from operations	40,080,803	108,660,155	10,116,576	2,506,096
Net equalization credits and charges	(1,568,112)	400,830	(10,801)	(101)
Distributions to shareholders	(81,379,883)	(114,290,416)	(4,070,543)	(5,623,261)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,008,035,930	2,462,471,947	91,059,659	5,240,037
Cost of shares redeemed	(2,370,973,771)	(1,825,366,550)	(52,880,575)	(40,679,000)
Net income equalization	1,568,112	(400,830)	10,801	101
Other Capital	40,544	80,624	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(1,361,329,185)	636,785,191	38,189,885	(35,438,862)
Net increase (decrease) in net assets during the period	(1,404,196,377)	631,555,760	44,225,117	(38,556,128)
Net assets at beginning of period	4,061,611,964	3,430,056,204	110,133,497	148,689,625
NET ASSETS AT END OF PERIOD	$ 2,657,415,587	$ 4,061,611,964	$154,358,614	$110,133,497
SHARES OF BENEFICIAL INTEREST:
Shares sold	32,900,000	80,300,000	4,250,000	225,000
Shares redeemed	(77,900,000)	(59,700,000)	(2,325,000)	(1,800,000)
Net increase (decrease) from share transactions	(45,000,000)	20,600,000	1,925,000	(1,575,000)
See accompanying notes to financial statements.
66

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Year Ended 6/30/20	Year Ended 6/30/19

$ 37,824,132	$ 28,468,563
(1,912,045)	4,080,661
(33,627,939)	22,985,132
2,284,148	55,534,356
501,519	551,818
(36,806,119)	(26,747,361)

581,427,873	406,591,867
(172,125,805)	(142,939,155)
(501,519)	(551,818)
79,836	66,086
408,880,385	263,166,980
374,859,933	292,505,793
824,047,577	531,541,784
$1,198,907,510	$ 824,047,577

10,300,000	7,200,000
(3,100,000)	(2,500,000)
7,200,000	4,700,000
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55
Income (loss) from investment operations:
Net investment income (loss)	0.68	0.87	0.63	0.41	0.25
Net realized and unrealized gain (loss) (a)	(0.21)	(0.03)	(0.04)	0.16	(0.10)
Total from investment operations	0.47	0.84	0.59	0.57	0.15
Net equalization credits and charges (b)	(0.01)	0.00(c)	0.02	0.01	0.00(c)
Other capital (b)	0.00(c)	0.00(c)	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.71)	(0.86)	(0.57)	(0.38)	(0.24)
Total distributions	(0.71)	(0.86)	(0.57)	(0.38)	(0.24)
Net asset value, end of period	$ 30.47	$ 30.72	$ 30.74	$ 30.69	$ 30.48
Total return (d)	1.52%	2.83%	2.01%	1.98%	0.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,657,416	$4,061,612	$3,430,056	$1,230,813	$563,854
Ratios to average net assets:
Total expenses	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.23%	2.85%	2.06%	1.33%	0.83%
Portfolio turnover rate (e)	27%	19%	16%	23%	28%
(a)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/2/16*- 6/30/16
Net asset value, beginning of period	$ 23.43	$ 23.70	$ 25.55	$ 25.71	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.74	1.05	0.92	0.90	0.05
Net realized and unrealized gain (loss) (b)	(0.11)	(0.29)	(1.68)	(0.35)	0.56
Total from investment operations	0.63	0.76	(0.76)	0.55	0.61
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.02)	0.07	0.10
Voluntary contribution from Adviser (a)	—	—	—	0.11	—
Distributions to shareholders from:
Net investment income	(0.76)	(1.03)	(1.07)	(0.89)	—
Net asset value, end of period	$ 23.30	$ 23.43	$ 23.70	$ 25.55	$ 25.71
Total return (d)	2.73%	3.43%	(3.26)%	2.98%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,359	$110,133	$148,690	$57,488	$15,428
Ratios to average net assets:
Total expenses (f)	0.31%	0.18%	0.15%	0.25%	0.21%(g)
Net investment income (loss)	3.19%	4.56%	3.66%	3.55%	2.23%(g)
Portfolio turnover rate (h)	261%	104%	189%	71%	3%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
	Year Ended 6/30/20	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16
Net asset value, beginning of period	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21
Income (loss) from investment operations:
Net investment income (loss) (a)	2.23	2.45	2.29	2.20	2.56
Net realized and unrealized gain (loss) (b)	(2.18)	1.71	(0.87)	(2.62)	3.53
Total from investment operations	0.05	4.16	1.42	(0.42)	6.09
Net equalization credits and charges (a)	0.03	0.05	(0.01)	0.01	0.04
Other capital (a)	0.00(c)	0.01	0.00(c)	0.03	0.01
Distributions to shareholders from:
Net investment income	(2.23)	(2.33)	(2.11)	(2.17)	(2.55)
Total distributions	(2.23)	(2.33)	(2.11)	(2.17)	(2.55)
Net asset value, end of period	$ 56.29	$ 58.44	$ 56.55	$ 57.25	$ 59.80
Total return (d)	0.08%	7.70%	2.53%	(0.60)%	11.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,198,908	$824,048	$531,542	$606,878	$490,343
Ratios to average net assets:
Total expenses	0.35%	0.37%	0.50%	0.50%	0.50%
Net expenses	0.35%	0.37%	0.45%	0.45%	0.45%
Net investment income (loss)	3.87%	4.33%	4.06%	3.82%	4.48%
Portfolio turnover rate (e)	19%	18%	19%	11%	23%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the year.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2020, the Trust consists of seventy-nine (79) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of June 30, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2020, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60 (1)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35
(1)	The management fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies. For the year ended June 30, 2020, the net annualized management fee was 0.31%.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

From time to time, the Adviser may waive all or a portion of its fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund, except SPDR Dorsey Wright Fixed Income Allocation ETF, until October 31, 2020. This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
The Adviser pays all the expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2020 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2020, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$921,323,624	$848,121,744
SPDR Dorsey Wright Fixed Income Allocation ETF	331,992,343	332,157,217
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	210,688,159	187,788,028
For the period ended June 30, 2020, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$1,001,221,770	$2,294,877,291	$(19,409,116)
SPDR Dorsey Wright Fixed Income Allocation ETF	86,960,507	48,585,611	2,487,683
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	555,972,458	165,083,303	(7,088,349)
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on NAV or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to in-kind transactions, amortization and accretion of premium and discount for financial statement purposes, wash sale loss deferrals, defaulted bonds and distributions in excess of current earnings.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The tax character of distributions paid during the year ended June 30, 2020, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$81,379,883	$ —	$—	$81,379,883
SPDR Dorsey Wright Fixed Income Allocation ETF	3,611,759	458,784	—	4,070,543
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	541,742	36,264,377	—	36,806,119
The tax character of distributions paid during the year ended June 30, 2019, was as follows:
	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 114,290,416	$ —	$ —	$ 114,290,416
SPDR Dorsey Wright Fixed Income Allocation ETF	5,188,633	434,628	—	5,623,261
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	802,166	25,945,195	—	26,747,361
At June 30, 2020, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$1,967,149	$ —	$(12,275,393)	$—	$(4,837,454)	$—	$(15,145,698)
SPDR Dorsey Wright Fixed Income Allocation ETF	—	—	(13,536,709)	—	2,673,515	—	(10,863,194)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	—	6,483,806	(20,701,720)	—	(921,111)	—	(15,139,025)
As of June 30, 2020, the following Funds had capital loss carryforwards available to offset future realized capital gains as follows:
	Non-Expiring Short Term	Non-Expiring Long Term
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 7,364,689	$4,910,704
SPDR Dorsey Wright Fixed Income Allocation ETF	13,536,709	—
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	11,478,193	9,223,527
As of June 30, 2020, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$2,720,791,262	$ 1,978,350	$ 6,815,804	$(4,837,454)
SPDR Dorsey Wright Fixed Income Allocation ETF	182,034,292	2,673,515	—	2,673,515
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	1,187,573,839	32,122,832	33,043,943	(921,111)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2020, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2020:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 46,784,320	$ 44,141,145	$ 3,636,538	$ 47,777,683
SPDR Dorsey Wright Fixed Income Allocation ETF	30,492,314	30,326,428	464,275	30,790,703
		Remaining Contractual Maturity of the Agreements As of June 30, 2020
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$43,969,970	$—	$—	$—	$43,969,970	$43,969,970
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Foreign Government Obligations	171,175	—	—	—	171,175	171,175
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	30,326,428	—	—	—	30,326,428	30,326,428
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of June 30, 2020:
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The Funds had no outstanding loans as of June 30, 2020.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.
12.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Funds had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR Bloomberg Barclays Investment Grade Floating Rate ETF and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF have adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments for SPDR Bloomberg Barclays Investment Grade Floating Rate ETF and increased the beginning of period cost of
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2020

investments and decreased the unrealized appreciation on investments for SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF by $359,676 and $8,792, respectively.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Funds. With respect to the the Funds' results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Shareholders of SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR Dorsey Wright Fixed Income Allocation ETF and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF and the Board of Trustees of SPDR® Series Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of SPDR Bloomberg Barclays Investment Grade Floating Rate ETF, SPDR Dorsey Wright Fixed Income Allocation ETF and SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF) (collectively referred to as the “Funds”) (three of the funds constituting SPDR® Series Trust (the “Trust”)), including the schedules of investments, as of June 30, 2020, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting SPDR® Series Trust) at June 30, 2020, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual Fund constituting the SPDR® Series Trust	Statement of operations	Statement of changes in net assets	Financial highlights
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the five years in the period ended June 30, 2020
SPDR Dorsey Wright Fixed Income Allocation ETF	For the year ended June 30, 2020	For each of the two years in the period ended June 30, 2020	For each of the two years in the period ended June 30, 2020 and the period from June 2, 2016 (commencement of operations) through June 30, 2016
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of
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REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
August 28, 2020
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OTHER INFORMATION
June 30, 2020 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2020 to June 30, 2020.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%	$1,000.30	$0.75	$1,024.10	$0.75
SPDR Dorsey Wright Fixed Income Allocation ETF	0.29	1,006.80	1.45	1,023.40	1.46
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35	968.30	1.71	1,023.10	1.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 182, then divided by 366.
82

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended June 30, 2020.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended June 30, 2020 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Tax-Exempt Income
The percentage of distributions paid by the Funds that are exempt-interest distributions are as follows:
Percentage
SPDR Dorsey Wright Fixed Income Allocation ETF	11.27%
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	98.53%
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
83

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2020, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the fixed income series of the Trust (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds, and the experience and expertise of the Adviser with exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management, oversight of sub-advisers and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing each SPDR ETF’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives and overseeing third-party sub-advisers, as applicable.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser, including data on the SPDR ETFs’ historical profitability to the Adviser. The Board, including the Independent Trustees with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
84

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the Agreement did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to services provided, and in relation to fees charged to comparable funds, was fair and reasonable; (d) the profitability of the Trust’s relationships with the Adviser was not excessive; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.
Approval of Nuveen Asset Management Sub-Advisory Agreement
At a meeting held prior to June 30, 2020, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “Nuveen Sub-Advisory Agreement”) between the Adviser and Nuveen Asset Management (“Nuveen”), with respect to the ETFs sub-advised by Nuveen (the “Municipal Bond ETFs”). The Independent Trustees also met separately to consider the Nuveen Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Nuveen Sub-Advisory Agreement, the Board requested, and Nuveen and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Nuveen Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by Nuveen with respect to the Municipal Bond ETFs under the Nuveen Sub-Advisory Agreement and (ii) investment performance of the Municipal Bond ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to Nuveen under the Nuveen Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Municipal Bond ETFs.
The Board considered the background and experience of Nuveen’s senior management and, in particular, Nuveen’s experience in investing in municipal securities. The Board reviewed each Municipal Bond ETF’s performance, noting that each Municipal Bond ETF satisfactorily tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Municipal Bond ETF and Nuveen’s fees paid by the Adviser. The Board also considered whether Nuveen benefited in other ways from its relationship with the Trust.
85

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the independent Trustees voting separately, approved the Nuveen Sub-Advisory Agreement for the Municipal Bond ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by Nuveen with respect to the Municipal Bond ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Municipal Bond ETF had been satisfactory; (c) Nuveen’s fees for each Municipal Bond ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to Nuveen were not of a magnitude to materially affect the Board’s conclusions; and (e) fees paid to Nuveen adequately shared the economies of scale with each applicable Municipal Bond ETF by way of the relatively low fee structure of the Trust.
Approval of State Street Global Advisors Limited Sub-Advisory Agreement
At a meeting held prior to June 30, 2020, the Board also evaluated a proposal to continue the Sub-Advisory Agreement (the “SSGA Limited Sub-Advisory Agreement”) between the Adviser and State Street Global Advisors Limited (“SSGA Limited”), an affiliate of the Adviser, with respect to the ETFs sub-advised by SSGA Limited (the “Foreign Fixed Income ETFs”). The Independent Trustees also met separately to consider the SSGA Limited Sub-Advisory Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the SSGA Limited Sub-Advisory Agreement, the Board requested, and SSGA Limited and the Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the SSGA Limited Sub-Advisory Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs under the SSGA Limited Sub-Advisory Agreement and (ii) investment performance of the Foreign Fixed Income ETFs. The Board was informed of the portion of the current advisory fee that the Adviser would pay to SSGA Limited under the SSGA Limited Sub-Advisory Agreement and also considered that such fees would be paid directly by the Adviser and would not result in increased fees payable by the Foreign Fixed Income ETFs.
The Board considered the background and experience of SSGA Limited’s senior management and, in particular, SSGA Limited’s experience in investing in foreign fixed income securities. The Board reviewed each Foreign Fixed Income ETF’s performance, and the extent to which each Foreign Fixed Income ETF tracked its benchmark index. The Board also considered the unitary fee paid to the Adviser by each Foreign Fixed Income ETF and SSGA Limited’s fees paid by the Adviser. The Board also considered whether SSGA Limited benefited in other ways from its relationship with the Trust.
After weighing the foregoing factors as well as the relevant factors discussed in relation to the Agreement between the Trust and the Adviser, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the SSGA Limited Sub-Advisory Agreement for the Foreign Fixed Income ETFs. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services provided by SSGA Limited with respect to the Foreign Fixed Income ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each Foreign Fixed Income ETF had been satisfactory; (c) SSGA Limited’s fees for each Foreign Fixed Income ETF and the unitary fee, considered in relation to the services provided, were fair and reasonable; (d) any additional potential benefits to SSGA Limited were not of a magnitude to materially affect the Board’s conclusions; and (e) the fees paid to SSGA Limited adequately shared the economies of scale with each applicable Foreign Fixed Income ETF by way of the relatively low fee structure of the Trust.
86

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

TRUSTEES AND OFFICERS INFORMATION
Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
Trustees
Independent Trustees
FRANK NESVET c/o SPDR Series Trust One Iron Street Boston, MA 02210 1943	Independent Trustee, Chairman, Trustee Committee Chair	Term: Unlimited Served: since September 2000	Retired.	123	None.
BONNY EUGENIA BOATMAN c/o SPDR Series Trust One Iron Street Boston, MA 02210 1950	Independent Trustee	Term: Unlimited Served: since April 2010	Retired.	123	None.
DWIGHT D. CHURCHILL c/o SPDR Series Trust One Iron Street Boston, MA 02210 1953	Independent Trustee	Term: Unlimited Served: since April 2010	Self-employed consultant since 2010; CEO and President, CFA Institute (June 2014-January 2015).	123	Affiliated Managers Group, Inc. (Chairman, Director and Audit Committee Chair).
CLARE S. RICHER c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, Putnam Investments LLC (December 2008- May 2017).	123	Principal Financial
Group (Director);
Bain Capital
Specialty
Finance
(Director);
Putnam Acquisition
Financing Inc.
(Director);
Putnam Acquisition
Financing LLC
(Director); Putnam GP
Inc. (Director);
Putnam Investor
Services, Inc.
(Director); Putnam
Investments Limited
(Director); University
of Notre Dame
					(Trustee).
87

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past 5 Years
SANDRA G. SPONEM c/o SPDR Series Trust One Iron Street Boston, MA 02210 1958	Independent Trustee	Term: Unlimited Served: since July 2018	Retired. Chief Financial Officer, M.A. Mortenson Companies, Inc. (February 2007- April 2017).	123	Rydex Series Funds,
Rydex Dynamic Funds,
Rydex Variable Trust,
Guggenheim Funds
Trust, Guggenheim
Variable Funds Trust,
Guggenheim Strategy
Funds Trust, Transparent
Value Trust, Fiduciary/
Claymore Energy
Infrastructure Fund,
Guggenheim Taxable
Municipal Managed
Duration Trust,
Guggenheim Strategic
Opportunities Fund,
Guggenheim Enhanced
Equity Income Fund
Guggenheim Credit
Allocation Fund,
Guggenheim Energy
& Income Fund (Trustee
and Audit Committee
					Chair).
CARL G. VERBONCOEUR c/o SPDR Series Trust One Iron Street Boston, MA 02210 1952	Independent Trustee, Audit Committee Chair	Term: Unlimited Served: since April 2010	Self-employed consultant since 2009.	123	The Motley Fool Funds Trust (Trustee).
Interested Trustee
JAMES E. ROSS* c/o SPDR Series Trust One Iron Street Boston, MA 02210 1965	Interested Trustee	Term: Unlimited Served as Trustee: since April 2010	Non-Executive Chairman, Fusion Acquisition Corp. (June 2020 - Present); Retired Chairman and Director, SSGA Funds Management, Inc. (2005 - March 2020); Retired Executive Vice President, State Street Global Advisors (2012 - March 2020); Retired Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - March 2020); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 - 2012); Principal, State Street Global Advisors (2000 - 2005).	134	SSGA SPDR
ETFs Europe I plc
(Director)
(November 2016-
present); SSGA
SPDR ETFs
Europe II plc
(Director)
(November 2016-
March 2020); State Street Navigator
Securities Lending Trust (July
2016 - March 2020); SSGA
Funds (January 2014 - March
2020); State Street Institutional
Investment Trust (February
2007 - March 2020); State
Street Master Funds (February
2007 - March 2020); Elfun
Funds (July 2016 - December
					2018).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
* Mr. Ross is an Interested Trustee because of his former position with the Adviser and ownership interest in an affiliate of the Adviser.

88

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1967	President	Term: Unlimited Served: since October 2012	Chairman, SSGA Funds Management Inc. (March 2020 - present); President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1961	Treasurer	Term: Unlimited Served: since February 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1966	Vice President; Deputy Treasurer	Term: Unlimited Served: since August 2012 (with respect to Vice President); since February 2016 (with respect to Deputy Treasurer)	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
MICHAEL P. RILEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Vice President	Term: Unlimited Served: since February 2005	Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Deputy Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 - present); Vice President, State Street Bank and Trust Company (2001 - November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1968	Deputy Treasurer	Term: Unlimited Served: since November 2016	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 - present); Senior Vice President, John Hancock Investments (September 2007 - May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 1966	Deputy Treasurer	Term: Unlimited Served: Since August 2017	Vice President at State Street Global Advisors (July 2016 – present); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 - July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1974	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1972	Assistant Treasurer	Term: Unlimited Served: since February 2016	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 - present).*
89

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2020 (Unaudited)

Name, Address and Year of Birth	Position(s) with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1980	Assistant Treasurer	Term: Unlimited Served: since May 2017	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 - present); Officer, State Street Bank and Trust Company (March 2009 - May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1973	Chief Compliance Officer; Anti-Money Laundering Officer; Code of Ethics Compliance Officer	Term: Unlimited Served: since November 2013	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 - present)*; Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (2010 - 2013).
SEAN O'MALLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1969	Chief Legal Officer	Term: Unlimited Served:since August 2019	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013-Present).
ANDREW DELORME SSSGA Funds Management, Inc. One Iron Street Boston, MA 02210 1975	Secretary	Term: Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2016 - present); Vice President and Counsel, State Street Global Advisors (August 2014 - March 2016).
KEVIN MORRIS SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1982	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (January 2016-April 2019); Director, Asset Management Compliance, Fidelity Investments (June 2015-January 2016); Senior Compliance Advisor, Asset Management Compliance, Fidelity Investments (June 2012-June 2015).
DAVID URMAN SSGA Funds Management, Inc One Iron Street Boston, MA 02210 1985	Assistant Secretary	Term:Unlimited Served:since August 2019	Vice President and Senior Counsel, State Street Global Advisors (April 2019-Present); Vice President and Counsel, State Street Global Advisors (August 2015-April 2019); Associate, Ropes & Gray LLP (November 2012-August 2015).
* Served in various capacities and/or with various affiliated entities during noted time period.
The Statement of Additional Information (SAI) includes additional information about the Funds' trustees and is available, without charge, upon request and by calling 1-866-787-2257.
90

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Dorsey Wright Disclaimer: Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.ssga.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRLEGACYFIAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has six Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(2) Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur are the registrant’s audit committee financial experts. The Board also determined that each of the foregoing persons are not “interested person(s)” of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the aggregate audit fees billed for professional services rendered by the principal accountant were $994,618 and $1,108,872, respectively. Audit fees include the performance of the annual audits, security counts performed during the course of the period for each series of the registrant and routine regulatory filings (one for each SEC registrant).

(b) Audit-Related Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending June 30, 2020 and June 30, 2019, the aggregate tax fees billed for professional services rendered by the principal accountant were $734,154 and $803,601, respectively. Tax fees represent services related to the review of year-end distribution requirements, as well as the review and signing as preparer of all federal, state and excise income tax returns for the series of the registrant.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending June 30, 2020 and June 30, 2019.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit, audit-related or permissible non-audit services, either:

(a)

The Audit Committee shall pre-approve all audit, audit-related and permissible non-audit services provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;

or

(b)

The engagement to render the audit, audit-related or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

(c)

Pre-Approval for a service provided to the Trust other than audit or audit-related services is not required if: (1) the aggregate amount of all such permissible non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the permissible non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be permissible non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit (the “De Minimis Exception”).

(d)

The Audit Committee shall pre-approve any permissible non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent auditors to notify the Audit Committee of any permissible non-audit services that need to be pre-approved.

(e)

The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees billed for by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser were as follows:

	FY 2020 (in millions)	FY 2019 (in millions)
Non audit services billed to:
Registrant:	See Item 4(c)	See Item 4(c)
Investment Adviser:	—	—

Other entities in the Investment Company Complex (1)(2):
Audit Related Fees	$15.2	$14.8
Tax Fees	$5.8	$5.3
All Other Fees	$14.2	$16.2

(1)	Information is for the calendar years 2019 and 2018, respectively.
(2)

Services under the caption Audit-Related Fees consisted principally of reports on the processing of transactions by servicing organizations, audits of employee benefit plan, non-statutory audits and due diligence procedures. Services under the caption Tax Fees consisted principally of expatriate, compliance and corporate tax advisory services. Services under the caption All Other Fees primarily related to statutory and financial statement audits and the requirement to opine on the design and operating effectiveness of internal control over financial reporting.

(h) The registrant’s principal accountant notified the registrant’s Audit Committee of all non-audit services that were rendered by the principal accountant to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the registrant’s Audit Committee to consider whether such services were compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committees of Listed Registrants.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant’s Audit Committee are Bonny Boatman, Dwight Churchill, Frank Nesvet, Clare Richer, Sandra Sponem and Carl Verboncoeur.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	111,191	$ 2,298,318
Aerojet Rocketdyne Holdings, Inc. (a)	242,682	9,619,915
AeroVironment, Inc. (a)	72,248	5,753,108
Cubic Corp.	104,644	5,026,051
Kaman Corp.	92,382	3,843,091
Moog, Inc. Class A	100,298	5,313,788
National Presto Industries, Inc.	17,030	1,488,252
Park Aerospace Corp.	67,206	748,675
Triumph Group, Inc.	175,728	1,583,309
		35,674,507
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	87,546	3,767,105
Echo Global Logistics, Inc. (a)	89,089	1,926,104
Forward Air Corp.	93,538	4,660,063
Hub Group, Inc. Class A (a)	112,093	5,364,771
		15,718,043
AIRLINES — 0.6%
Allegiant Travel Co.	44,211	4,828,283
Hawaiian Holdings, Inc.	153,916	2,160,981
SkyWest, Inc.	167,638	5,468,352
		12,457,616
AUTO COMPONENTS — 2.1%
American Axle & Manufacturing Holdings, Inc. (a)	381,500	2,899,400
Cooper Tire & Rubber Co.	168,077	4,640,606
Cooper-Standard Holdings, Inc. (a)	57,911	767,321
Dorman Products, Inc. (a)	97,018	6,506,997
Fox Factory Holding Corp. (a)	137,220	11,335,744
Garrett Motion, Inc. (a)	252,550	1,399,127
Gentherm, Inc. (a)	109,573	4,262,390
LCI Industries	84,167	9,677,522
Motorcar Parts of America, Inc. (a)	63,836	1,127,982
Standard Motor Products, Inc.	66,947	2,758,216
		45,375,305
AUTOMOBILES — 0.3%
Winnebago Industries, Inc.	112,744	7,511,005
BANKS — 7.5%
Allegiance Bancshares, Inc.	62,737	1,592,892
Ameris Bancorp	219,423	5,176,189
Banc of California, Inc.	147,806	1,600,739
Banner Corp.	117,477	4,464,126
Berkshire Hills Bancorp, Inc.	144,972	1,597,591
Boston Private Financial Holdings, Inc.	273,562	1,882,107
Brookline Bancorp, Inc.	264,395	2,665,102
Cadence BanCorp	420,464	3,725,311
Central Pacific Financial Corp.	95,698	1,534,039
City Holding Co.	53,914	3,513,575
Columbia Banking System, Inc.	240,775	6,824,767
Security Description	Shares	Value
Community Bank System, Inc.	174,326	$ 9,940,069
Customers Bancorp, Inc. (a)	98,284	1,181,374
CVB Financial Corp.	430,744	8,072,143
Dime Community Bancshares, Inc.	96,209	1,320,950
Eagle Bancorp, Inc.	107,504	3,520,756
First BanCorp	735,989	4,114,179
First Commonwealth Financial Corp.	332,248	2,751,013
First Financial Bancorp	327,356	4,546,975
First Midwest Bancorp, Inc.	384,560	5,133,876
Franklin Financial Network, Inc.	45,197	1,163,823
Great Western Bancorp, Inc.	184,988	2,545,435
Hanmi Financial Corp.	104,672	1,016,365
Heritage Financial Corp.	120,149	2,402,980
Hope Bancorp, Inc.	411,445	3,793,523
Independent Bank Corp.	110,205	7,393,654
Independent Bank Group, Inc.	123,200	4,992,064
National Bank Holdings Corp. Class A	102,787	2,775,249
NBT Bancorp, Inc.	146,683	4,511,969
OFG Bancorp	173,680	2,322,102
Old National Bancorp	551,271	7,585,489
Pacific Premier Bancorp, Inc.	271,841	5,893,513
Preferred Bank	45,359	1,943,633
S&T Bancorp, Inc.	127,051	2,979,346
Seacoast Banking Corp. of Florida (a)	175,988	3,590,155
ServisFirst Bancshares, Inc.	154,844	5,537,221
Simmons First National Corp. Class A	364,458	6,235,876
Southside Bancshares, Inc.	104,277	2,890,558
Tompkins Financial Corp.	41,351	2,678,304
Triumph Bancorp, Inc. (a)	74,438	1,806,610
United Community Banks, Inc.	261,761	5,266,631
Veritex Holdings, Inc.	154,002	2,725,835
Westamerica Bancorporation	90,704	5,208,224
		162,416,332
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	15,462	3,543,736
MGP Ingredients, Inc.	44,050	1,616,855
National Beverage Corp. (a) (b)	38,865	2,371,542
		7,532,133
BIOTECHNOLOGY — 2.5%
Anika Therapeutics, Inc. (a)	48,115	1,815,379
Coherus Biosciences, Inc. (a) (b)	203,776	3,639,439
Cytokinetics, Inc. (a) (b)	200,178	4,718,196
Eagle Pharmaceuticals, Inc. (a)	34,163	1,639,141
Emergent BioSolutions, Inc. (a)	149,173	11,796,601
Enanta Pharmaceuticals, Inc. (a)	54,111	2,716,913
Momenta Pharmaceuticals, Inc. (a)	394,135	13,112,871
Myriad Genetics, Inc. (a)	252,256	2,860,583
REGENXBIO, Inc. (a)	106,118	3,908,326
Spectrum Pharmaceuticals, Inc. (a)	381,041	1,287,919
Vanda Pharmaceuticals, Inc. (a)	182,135	2,083,624

1

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Xencor, Inc. (a) (b)	165,838	$ 5,371,493
		54,950,485
BUILDING PRODUCTS — 2.7%
AAON, Inc.	135,788	7,371,930
American Woodmark Corp. (a)	52,010	3,934,556
Apogee Enterprises, Inc.	88,050	2,028,672
Gibraltar Industries, Inc. (a)	108,371	5,202,892
Griffon Corp.	144,083	2,668,417
Insteel Industries, Inc.	61,655	1,175,761
Patrick Industries, Inc.	73,819	4,521,414
PGT Innovations, Inc. (a)	197,582	3,098,086
Quanex Building Products Corp.	111,699	1,550,382
Resideo Technologies, Inc. (a)	411,571	4,823,612
Simpson Manufacturing Co., Inc.	132,556	11,182,424
UFP Industries, Inc.	205,266	10,162,720
		57,720,866
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	160,084	1,828,159
Brightsphere Investment Group, Inc. (a)	206,872	2,577,625
Donnelley Financial Solutions, Inc. (a)	101,888	855,859
Greenhill & Co., Inc.	48,236	481,878
Piper Sandler Cos.	48,995	2,898,544
Virtus Investment Partners, Inc.	24,171	2,810,846
Waddell & Reed Financial, Inc. Class A (b)	219,083	3,397,977
WisdomTree Investments, Inc.	397,572	1,379,575
		16,230,463
CHEMICALS — 2.8%
AdvanSix, Inc. (a)	95,152	1,117,085
American Vanguard Corp.	90,528	1,245,665
Balchem Corp.	108,147	10,258,825
Ferro Corp. (a)	277,613	3,314,699
FutureFuel Corp.	86,891	1,038,348
GCP Applied Technologies, Inc. (a)	181,945	3,380,538
Hawkins, Inc.	31,417	1,337,736
HB Fuller Co.	171,994	7,670,932
Innospec, Inc.	82,639	6,383,863
Koppers Holdings, Inc. (a)	69,842	1,315,823
Kraton Corp. (a)	107,000	1,848,960
Livent Corp. (a) (b)	482,825	2,974,202
Quaker Chemical Corp. (b)	43,360	8,049,784
Rayonier Advanced Materials, Inc.	171,954	483,191
Stepan Co.	66,864	6,492,494
Tredegar Corp.	84,131	1,295,617
Trinseo SA	128,520	2,848,003
		61,055,765
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc.	222,922	8,092,069
Brady Corp. Class A	162,850	7,624,637
Harsco Corp. (a)	265,980	3,593,390
Interface, Inc.	197,268	1,605,761
Security Description	Shares	Value
Matthews International Corp. Class A	105,982	$ 2,024,256
Pitney Bowes, Inc.	583,453	1,516,978
RR Donnelley & Sons Co.	244,188	290,584
Team, Inc. (a)	104,404	581,530
UniFirst Corp.	51,194	9,161,166
US Ecology, Inc.	86,028	2,914,629
Viad Corp.	68,576	1,304,315
		38,709,315
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	161,441	1,764,550
Applied Optoelectronics, Inc. (a) (b)	65,831	715,583
CalAmp Corp. (a)	117,501	941,183
Comtech Telecommunications Corp.	83,246	1,406,025
Digi International, Inc. (a)	95,429	1,111,748
Extreme Networks, Inc. (a)	401,590	1,742,901
Harmonic, Inc. (a)	324,015	1,539,071
NETGEAR, Inc. (a)	98,929	2,561,272
Plantronics, Inc. (b)	110,515	1,622,360
Viavi Solutions, Inc. (a)	765,751	9,755,668
		23,160,361
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	102,371	1,624,628
Arcosa, Inc.	162,212	6,845,347
Comfort Systems USA, Inc.	122,799	5,004,059
Granite Construction, Inc. (b)	155,972	2,985,304
MYR Group, Inc. (a)	56,155	1,791,906
		18,251,244
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	52,884	1,311,523
CONSUMER FINANCE — 1.0%
Encore Capital Group, Inc. (a)	93,687	3,202,222
Enova International, Inc. (a)	99,667	1,482,048
EZCORP, Inc. Class A (a)	173,537	1,093,283
Green Dot Corp. Class A (a)	163,884	8,043,427
PRA Group, Inc. (a)	152,256	5,886,217
World Acceptance Corp. (a) (b)	17,555	1,150,203
		20,857,400
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	121,215	1,763,678
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	150,608	3,758,423
DIVERSIFIED CONSUMER SERVICES — 0.3%
American Public Education, Inc. (a)	49,293	1,459,073
Perdoceo Education Corp. (a)	231,996	3,695,696
Regis Corp. (a) (b)	83,222	680,756
		5,835,525

2

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Calamos Asset Management, Inc. Class A (a) (c)	2,394	$ —
StoneX Group, Inc. (a)	54,995	3,024,725
		3,024,725
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
ATN International, Inc.	36,690	2,222,313
Cincinnati Bell, Inc. (a)	170,725	2,535,266
Cogent Communications Holdings, Inc.	140,502	10,869,235
Consolidated Communications Holdings, Inc. (a)	242,989	1,645,035
Iridium Communications, Inc. (a)	327,431	8,329,845
Vonage Holdings Corp. (a)	771,716	7,763,463
		33,365,157
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	136,868	9,170,156
ELECTRICAL EQUIPMENT — 0.8%
AZZ, Inc.	87,306	2,996,342
Encore Wire Corp.	69,126	3,374,731
Powell Industries, Inc.	30,142	825,590
Sunrun, Inc. (a)	267,411	5,273,345
Vicor Corp. (a)	62,175	4,473,491
		16,943,499
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arlo Technologies, Inc. (a)	260,847	672,985
Badger Meter, Inc.	97,356	6,125,639
Bel Fuse, Inc. Class B	34,877	374,230
Benchmark Electronics, Inc.	122,330	2,642,328
CTS Corp.	107,450	2,153,298
Daktronics, Inc.	128,981	561,067
ePlus, Inc. (a)	45,080	3,186,254
Fabrinet (a)	122,905	7,671,730
FARO Technologies, Inc. (a)	59,121	3,168,886
Insight Enterprises, Inc. (a)	117,926	5,801,959
Itron, Inc. (a)	120,044	7,952,915
Knowles Corp. (a)	288,075	4,396,024
Methode Electronics, Inc.	123,927	3,873,958
MTS Systems Corp.	59,980	1,055,048
OSI Systems, Inc. (a)	55,998	4,179,691
PC Connection, Inc.	36,686	1,700,763
Plexus Corp. (a)	97,601	6,886,727
Rogers Corp. (a)	62,743	7,817,778
Sanmina Corp. (a)	229,563	5,748,258
ScanSource, Inc. (a)	85,473	2,059,045
TTM Technologies, Inc. (a)	332,753	3,946,451
		81,975,034
ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	431,603	2,801,103
Bristow Group, Inc. (a)	22,738	316,740
Core Laboratories NV (b)	148,192	3,011,261
Security Description	Shares	Value
DMC Global, Inc.	49,856	$ 1,376,026
Dril-Quip, Inc. (a)	117,115	3,488,856
Exterran Corp. (a)	96,926	522,431
Geospace Technologies Corp. (a)	46,874	352,492
Helix Energy Solutions Group, Inc. (a)	476,863	1,654,715
Helmerich & Payne, Inc.	361,315	7,049,256
Matrix Service Co. (a)	86,863	844,308
Nabors Industries, Ltd. (b)	22,579	835,875
Newpark Resources, Inc. (a)	308,795	688,613
Oceaneering International, Inc. (a)	334,204	2,135,564
Oil States International, Inc. (a)	208,258	989,225
Patterson-UTI Energy, Inc.	630,690	2,188,494
ProPetro Holding Corp. (a)	277,369	1,425,677
RPC, Inc. (b)	177,194	545,758
SEACOR Holdings, Inc. (a)	59,973	1,698,435
US Silica Holdings, Inc. (b)	253,152	913,879
Valaris PLC (a) (b)	681,206	444,078
		33,282,786
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	439,756	4,076,538
Marcus Corp.	77,345	1,026,368
		5,102,906
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	287,549	3,732,386
Agree Realty Corp. REIT (b)	180,323	11,849,024
Alexander & Baldwin, Inc. REIT (a)	226,770	2,764,326
American Assets Trust, Inc. REIT	160,619	4,471,633
Armada Hoffler Properties, Inc. REIT	187,134	1,861,983
Brandywine Realty Trust REIT	569,051	6,196,965
CareTrust REIT, Inc.	320,062	5,492,264
Cedar Realty Trust, Inc. REIT	295,893	292,934
Chatham Lodging Trust REIT	157,972	966,789
Community Healthcare Trust, Inc. REIT	68,815	2,814,534
DiamondRock Hospitality Co. REIT	665,380	3,679,551
Diversified Healthcare Trust REIT	794,369	3,515,083
Easterly Government Properties, Inc. REIT	251,239	5,808,646
Essential Properties Realty Trust, Inc. REIT	309,712	4,596,126
Four Corners Property Trust, Inc. REIT	236,719	5,775,944
Franklin Street Properties Corp. REIT	362,244	1,843,822
Getty Realty Corp. REIT	115,872	3,439,081
Global Net Lease, Inc. REIT	299,434	5,009,531
Hersha Hospitality Trust REIT	123,667	712,322
Independence Realty Trust, Inc. REIT	316,307	3,634,367
Industrial Logistics Properties Trust REIT	217,846	4,476,735

3

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT (b)	62,532	$ 5,504,067
Investors Real Estate Trust REIT	41,103	2,897,351
iStar, Inc. REIT (b)	244,063	3,006,856
Kite Realty Group Trust REIT	280,865	3,241,182
Lexington Realty Trust REIT	928,000	9,790,400
LTC Properties, Inc. REIT	131,080	4,937,784
National Storage Affiliates Trust REIT	207,331	5,942,107
NexPoint Residential Trust, Inc. REIT	73,597	2,601,654
Office Properties Income Trust REIT	161,324	4,189,584
Pennsylvania Real Estate Investment Trust (b)	205,611	279,631
Retail Opportunity Investments Corp. REIT	384,068	4,351,490
Retail Properties of America, Inc. Class A REIT	714,741	5,231,904
RPT Realty REIT	271,337	1,888,506
Safehold, Inc. REIT (b)	44,640	2,566,354
Saul Centers, Inc. REIT	40,356	1,302,288
SITE Centers Corp. REIT	498,300	4,036,230
Summit Hotel Properties, Inc. REIT	357,253	2,118,510
Tanger Factory Outlet Centers, Inc. REIT (b)	313,954	2,238,492
Uniti Group, Inc. REIT	649,182	6,069,852
Universal Health Realty Income Trust REIT	42,216	3,355,750
Urstadt Biddle Properties, Inc. Class A REIT	101,805	1,209,443
Washington Prime Group, Inc. REIT (b)	642,467	540,186
Washington Real Estate Investment Trust	275,275	6,111,105
Whitestone REIT (b)	140,033	1,018,040
Xenia Hotels & Resorts, Inc. REIT	381,898	3,563,108
		170,925,920
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	111,368	1,532,424
Chefs' Warehouse, Inc. (a)	102,601	1,393,322
PriceSmart, Inc.	74,644	4,503,272
SpartanNash Co.	119,446	2,538,227
United Natural Foods, Inc. (a)	180,524	3,287,342
		13,254,587
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	214,378	5,226,536
Calavo Growers, Inc.	54,742	3,443,819
Cal-Maine Foods, Inc. (a)	101,412	4,510,806
Fresh Del Monte Produce, Inc.	100,208	2,467,121
J&J Snack Foods Corp.	50,078	6,366,416
John B Sanfilippo & Son, Inc.	29,935	2,554,353
Seneca Foods Corp. Class A (a)	22,318	754,572
		25,323,623
Security Description	Shares	Value
GAS UTILITIES — 0.6%
Northwest Natural Holding Co.	102,063	$ 5,694,095
South Jersey Industries, Inc. (b)	309,397	7,731,831
		13,425,926
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
AngioDynamics, Inc. (a)	128,204	1,303,835
Cardiovascular Systems, Inc. (a)	117,817	3,717,126
CONMED Corp.	95,955	6,907,801
CryoLife, Inc. (a)	127,114	2,436,775
Cutera, Inc. (a)	58,005	705,921
Glaukos Corp. (a)	134,060	5,150,585
Heska Corp. (a)	28,563	2,661,215
Inogen, Inc. (a)	61,857	2,197,161
Integer Holdings Corp. (a)	110,214	8,051,133
Invacare Corp.	115,890	738,219
Lantheus Holdings, Inc. (a)	223,226	3,192,132
LeMaitre Vascular, Inc.	55,920	1,476,288
Meridian Bioscience, Inc. (a)	142,953	3,329,375
Merit Medical Systems, Inc. (a)	185,295	8,458,717
Mesa Laboratories, Inc.	13,511	2,929,185
Natus Medical, Inc. (a)	112,654	2,458,110
Neogen Corp. (a)	177,137	13,745,831
OraSure Technologies, Inc. (a)	236,375	2,749,041
Orthofix Medical, Inc. (a)	64,353	2,059,296
Surmodics, Inc. (a)	45,708	1,976,414
Tactile Systems Technology, Inc. (a) (b)	64,431	2,669,376
Varex Imaging Corp. (a)	130,136	1,971,561
Zynex, Inc. (a) (b)	50,882	1,265,435
		82,150,532
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Addus HomeCare Corp. (a)	45,236	4,187,044
AMN Healthcare Services, Inc. (a)	157,932	7,144,844
BioTelemetry, Inc. (a) (b)	112,899	5,101,906
Community Health Systems, Inc. (a)	402,096	1,210,309
CorVel Corp. (a)	29,460	2,088,419
Covetrus, Inc. (a)	325,698	5,826,737
Cross Country Healthcare, Inc. (a)	127,007	782,363
Ensign Group, Inc.	169,584	7,097,090
Hanger, Inc. (a)	126,320	2,091,859
Magellan Health, Inc. (a)	74,257	5,419,276
Owens & Minor, Inc.	210,290	1,602,410
Providence Service Corp. (a)	38,203	3,014,599
RadNet, Inc. (a)	141,123	2,239,622
Select Medical Holdings Corp. (a)	360,230	5,306,188
The Pennant Group, Inc. (a)	88,379	1,997,365
Tivity Health, Inc. (a) (b)	145,771	1,651,586
US Physical Therapy, Inc.	43,195	3,499,659
		60,261,276
HEALTH CARE TECHNOLOGY — 1.6%
Allscripts Healthcare Solutions, Inc. (a)	542,815	3,674,858

4

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Computer Programs & Systems, Inc.	43,012	$ 980,243
HealthStream, Inc. (a)	84,525	1,870,538
HMS Holdings Corp. (a)	295,915	9,584,687
NextGen Healthcare, Inc. (a)	165,308	1,815,082
Omnicell, Inc. (a)	142,643	10,073,449
Simulations Plus, Inc.	41,300	2,470,566
Tabula Rasa HealthCare, Inc. (a) (b)	68,485	3,748,184
		34,217,607
HOTELS, RESTAURANTS & LEISURE — 1.9%
BJ's Restaurants, Inc.	73,896	1,547,382
Bloomin' Brands, Inc. (b)	295,688	3,152,034
Brinker International, Inc.	150,516	3,612,384
Cheesecake Factory, Inc. (b)	141,364	3,240,063
Chuy's Holdings, Inc. (a)	55,908	831,911
Dave & Buster's Entertainment, Inc. (b)	160,242	2,136,026
Dine Brands Global, Inc. (b)	54,961	2,313,858
El Pollo Loco Holdings, Inc. (a)	65,649	968,979
Fiesta Restaurant Group, Inc. (a)	69,668	444,482
Monarch Casino & Resort, Inc. (a)	40,287	1,372,981
Red Robin Gourmet Burgers, Inc. (a)	44,568	454,594
Ruth's Hospitality Group, Inc.	104,441	852,238
Shake Shack, Inc. Class A (a) (b)	118,067	6,255,190
Wingstop, Inc.	99,094	13,771,093
		40,953,215
HOUSEHOLD DURABLES — 2.5%
Cavco Industries, Inc. (a)	28,503	5,496,803
Century Communities, Inc. (a)	96,174	2,948,695
Ethan Allen Interiors, Inc.	76,607	906,261
Installed Building Products, Inc. (a)	69,908	4,808,272
iRobot Corp. (a) (b)	93,755	7,866,044
La-Z-Boy, Inc.	153,810	4,162,099
LGI Homes, Inc. (a)	73,312	6,453,655
M/I Homes, Inc. (a)	95,373	3,284,646
MDC Holdings, Inc.	169,821	6,062,610
Meritage Homes Corp. (a)	118,713	9,036,434
Tupperware Brands Corp.	158,027	750,628
Universal Electronics, Inc. (a)	47,024	2,201,664
		53,977,811
HOUSEHOLD PRODUCTS — 0.7%
Central Garden & Pet Co. (a)	31,951	1,149,916
Central Garden & Pet Co. Class A (a)	131,049	4,428,146
WD-40 Co.	45,786	9,079,364
		14,657,426
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	121,065	2,604,108
INSURANCE — 3.1%
Ambac Financial Group, Inc. (a)	154,277	2,209,247
Security Description	Shares	Value
American Equity Investment Life Holding Co.	307,847	$ 7,606,899
AMERISAFE, Inc.	64,536	3,947,022
eHealth, Inc. (a)	86,049	8,453,454
Employers Holdings, Inc.	101,411	3,057,542
HCI Group, Inc.	20,899	965,116
Horace Mann Educators Corp.	138,029	5,069,805
James River Group Holdings, Ltd.	102,864	4,628,880
Kinsale Capital Group, Inc.	69,242	10,747,051
Palomar Holdings, Inc. (a)	59,628	5,113,697
ProAssurance Corp.	182,192	2,636,318
Safety Insurance Group, Inc.	48,601	3,706,312
Stewart Information Services Corp.	79,342	2,579,408
Third Point Reinsurance, Ltd. (a)	270,748	2,033,317
United Fire Group, Inc.	71,922	1,992,959
United Insurance Holdings Corp.	71,477	558,950
Universal Insurance Holdings, Inc.	99,676	1,769,249
		67,075,226
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	155,743	1,629,072
		1,629,205
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	92,601	551,902
PetMed Express, Inc. (b)	68,123	2,427,904
Shutterstock, Inc.	64,744	2,264,098
Stamps.com, Inc. (a)	53,973	9,914,300
		15,158,204
IT SERVICES — 2.2%
Cardtronics PLC Class A (a)	120,138	2,880,909
CSG Systems International, Inc.	110,529	4,574,795
EVERTEC, Inc.	200,080	5,622,248
ExlService Holdings, Inc. (a)	115,298	7,309,893
ManTech International Corp. Class A	91,026	6,234,371
NIC, Inc.	224,416	5,152,591
Perficient, Inc. (a)	110,560	3,955,837
Sykes Enterprises, Inc. (a)	126,509	3,499,239
TTEC Holdings, Inc.	59,705	2,779,865
Unisys Corp. (a)	174,948	1,908,683
Virtusa Corp. (a)	101,139	3,283,983
		47,202,414
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Callaway Golf Co.	314,643	5,509,399
Sturm Ruger & Co., Inc.	55,518	4,219,368
Vista Outdoor, Inc. (a)	189,609	2,739,850
YETI Holdings, Inc. (a)	224,078	9,574,853
		22,043,470
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Luminex Corp.	142,323	4,629,767

5

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Medpace Holdings, Inc. (a)	89,934	$ 8,365,661
NeoGenomics, Inc. (a)	367,509	11,385,429
		24,380,857
MACHINERY — 5.7%
Alamo Group, Inc.	32,738	3,360,228
Albany International Corp. Class A	102,947	6,044,018
Astec Industries, Inc.	76,268	3,531,971
Barnes Group, Inc.	158,542	6,271,922
Chart Industries, Inc. (a)	117,723	5,708,388
CIRCOR International, Inc. (a)	66,707	1,699,694
Enerpac Tool Group Corp.	177,455	3,123,208
EnPro Industries, Inc.	68,970	3,399,531
ESCO Technologies, Inc.	87,121	7,364,338
Federal Signal Corp.	201,455	5,989,257
Franklin Electric Co., Inc.	128,924	6,771,088
Greenbrier Cos., Inc.	110,162	2,506,186
Hillenbrand, Inc.	250,637	6,784,744
John Bean Technologies Corp.	106,370	9,149,947
Lindsay Corp.	36,618	3,376,546
Lydall, Inc. (a)	60,347	818,305
Meritor, Inc. (a)	238,723	4,726,715
Mueller Industries, Inc.	190,822	5,072,049
Proto Labs, Inc. (a)	89,057	10,016,241
SPX Corp. (a)	149,017	6,132,050
SPX FLOW, Inc. (a)	141,007	5,279,302
Standex International Corp.	41,381	2,381,477
Tennant Co.	61,650	4,007,867
Titan International, Inc.	172,239	251,469
Wabash National Corp.	176,706	1,876,618
Watts Water Technologies, Inc. Class A	92,018	7,453,458
		123,096,617
MARINE — 0.2%
Matson, Inc.	143,798	4,184,522
MEDIA — 0.4%
EW Scripps Co. Class A	186,054	1,627,972
Gannett Co., Inc. (b)	448,118	618,403
Meredith Corp. (b)	136,918	1,992,157
Scholastic Corp.	101,213	3,030,317
TechTarget, Inc. (a)	74,920	2,249,848
		9,518,697
METALS & MINING — 1.2%
Arconic Corp. (a)	320,701	4,467,365
Century Aluminum Co. (a)	166,822	1,189,441
Cleveland-Cliffs, Inc. (b)	1,333,653	7,361,765
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Haynes International, Inc.	43,015	1,004,830
Kaiser Aluminum Corp.	52,720	3,881,246
Materion Corp.	67,874	4,173,572
Olympic Steel, Inc.	31,470	369,773
SunCoke Energy, Inc.	274,547	812,659
TimkenSteel Corp. (a)	137,335	534,233
Security Description	Shares	Value
Warrior Met Coal, Inc.	172,733	$ 2,658,361
		26,453,245
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.2%
Apollo Commercial Real Estate Finance, Inc. REIT	472,828	4,638,443
ARMOUR Residential REIT, Inc.	214,402	2,013,235
Capstead Mortgage Corp. REIT	321,051	1,762,570
Granite Point Mortgage Trust, Inc. REIT (b)	176,556	1,267,672
Invesco Mortgage Capital, Inc. REIT (b)	597,906	2,236,168
KKR Real Estate Finance Trust, Inc. REIT	77,791	1,289,775
New York Mortgage Trust, Inc. REIT	1,260,406	3,289,660
PennyMac Mortgage Investment Trust REIT	333,951	5,854,161
Ready Capital Corp. REIT	126,658	1,100,658
Redwood Trust, Inc. REIT	388,298	2,718,086
		26,170,428
MULTI-UTILITIES — 0.4%
Avista Corp.	225,179	8,194,264
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	132,068	5,546,856
Macy's, Inc. (b)	1,041,555	7,165,898
		12,712,754
OIL, GAS & CONSUMABLE FUELS — 1.5%
Bonanza Creek Energy, Inc. (a)	62,504	926,309
Callon Petroleum Co. (a)	1,315,262	1,512,551
CONSOL Energy, Inc. (a)	89,147	451,975
Denbury Resources, Inc. (a)	1,696,618	468,436
Dorian LPG, Ltd. (a)	89,224	690,594
Green Plains, Inc. (a)	113,735	1,161,803
Gulfport Energy Corp. (a) (b)	500,349	545,380
Laredo Petroleum, Inc. (a)	31,092	430,935
Matador Resources Co. (a)	370,200	3,146,700
Oasis Petroleum, Inc. (a) (b)	995,416	746,562
Par Pacific Holdings, Inc. (a)	131,673	1,183,740
PDC Energy, Inc. (a)	315,264	3,921,884
Penn Virginia Corp. (a)	46,350	441,716
QEP Resources, Inc.	818,716	1,056,144
Range Resources Corp.	709,041	3,991,901
Renewable Energy Group, Inc. (a)	130,327	3,229,503
REX American Resources Corp. (a)	18,326	1,271,275
Ring Energy, Inc. (a) (b)	205,385	238,247
SM Energy Co.	357,869	1,342,009
Southwestern Energy Co. (a) (b)	1,801,234	4,611,159
Talos Energy, Inc. (a)	69,042	635,186
		32,004,009
PAPER & FOREST PRODUCTS — 0.8%
Boise Cascade Co.	132,031	4,965,686
Clearwater Paper Corp. (a)	55,804	2,016,198

6

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Mercer International, Inc.	134,867	$ 1,100,515
Neenah, Inc.	56,034	2,771,442
P.H. Glatfelter Co.	149,403	2,397,918
Schweitzer-Mauduit International, Inc.	104,202	3,481,389
		16,733,148
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	59,597	2,869,596
Medifast, Inc. (b)	39,399	5,467,399
USANA Health Sciences, Inc. (a)	41,211	3,026,124
		11,363,119
PHARMACEUTICALS — 1.4%
AMAG Pharmaceuticals, Inc. (a) (b)	113,422	867,678
Amphastar Pharmaceuticals, Inc. (a)	112,850	2,534,611
ANI Pharmaceuticals, Inc. (a)	31,643	1,023,335
Corcept Therapeutics, Inc. (a)	344,945	5,801,975
Elanco Animal Health, Inc. (a) (c)	34,895	—
Endo International PLC (a)	683,723	2,345,170
Innoviva, Inc. (a)	221,064	3,090,475
Lannett Co., Inc. (a) (b)	111,110	806,659
Pacira BioSciences, Inc. (a)	140,935	7,394,859
Phibro Animal Health Corp. Class A	67,761	1,780,081
Supernus Pharmaceuticals, Inc. (a)	175,553	4,169,384
		29,814,227
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	172,597	13,968,275
Forrester Research, Inc. (a)	35,773	1,146,167
Heidrick & Struggles International, Inc.	65,424	1,414,467
Kelly Services, Inc. Class A	113,245	1,790,970
Korn Ferry	184,047	5,655,764
Resources Connection, Inc.	101,505	1,215,015
TrueBlue, Inc. (a)	119,849	1,830,094
		27,020,752
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	79,359	2,290,301
RE/MAX Holdings, Inc. Class A	60,898	1,914,024
Realogy Holdings Corp.	386,351	2,862,861
St. Joe Co. (a) (b)	103,933	2,018,379
		9,085,565
ROAD & RAIL — 0.9%
ArcBest Corp.	84,566	2,241,845
Heartland Express, Inc.	154,835	3,223,665
Marten Transport, Ltd.	131,521	3,309,068
Saia, Inc. (a)	87,228	9,698,009
		18,472,587
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.1%
Advanced Energy Industries, Inc. (a)	128,569	$ 8,715,692
Axcelis Technologies, Inc. (a)	109,869	3,059,852
Brooks Automation, Inc.	247,808	10,963,026
CEVA, Inc. (a)	74,454	2,786,069
Cohu, Inc.	139,568	2,420,109
Diodes, Inc. (a)	139,545	7,074,931
DSP Group, Inc. (a)	77,410	1,229,271
FormFactor, Inc. (a)	254,795	7,473,137
Ichor Holdings, Ltd. (a)	76,828	2,042,088
Kulicke & Soffa Industries, Inc.	208,569	4,344,492
MaxLinear, Inc. (a)	220,788	4,738,110
Onto Innovation, Inc. (a)	160,217	5,453,787
PDF Solutions, Inc. (a)	93,864	1,835,980
Photronics, Inc. (a)	219,068	2,438,227
Power Integrations, Inc.	99,866	11,797,171
Rambus, Inc. (a)	380,505	5,783,676
SMART Global Holdings, Inc. (a)	44,729	1,215,734
Ultra Clean Holdings, Inc. (a) (b)	134,768	3,049,800
Veeco Instruments, Inc. (a)	165,508	2,232,703
		88,653,855
SOFTWARE — 2.7%
8x8, Inc. (a)	348,952	5,583,232
Agilysys, Inc. (a)	68,647	1,231,527
Alarm.com Holdings, Inc. (a)	142,427	9,230,694
Bottomline Technologies DE, Inc. (a)	126,935	6,444,490
Ebix, Inc. (b)	74,417	1,663,964
LivePerson, Inc. (a) (b)	206,573	8,558,319
MicroStrategy, Inc. Class A (a)	26,085	3,085,595
OneSpan, Inc. (a)	110,045	3,073,557
Progress Software Corp.	149,777	5,803,859
SPS Commerce, Inc. (a)	116,892	8,780,927
Xperi Holding Corp.	387,235	5,715,586
		59,171,750
SPECIALTY RETAIL — 3.4%
Abercrombie & Fitch Co. Class A	206,292	2,194,947
America's Car-Mart, Inc. (a)	20,830	1,830,332
Asbury Automotive Group, Inc. (a)	64,494	4,987,321
Barnes & Noble Education, Inc. (a)	132,865	212,584
Bed Bath & Beyond, Inc. (b)	422,939	4,483,153
Boot Barn Holdings, Inc. (a) (b)	97,411	2,100,181
Buckle, Inc. (b)	97,414	1,527,451
Caleres, Inc.	137,067	1,143,139
Cato Corp. Class A	69,773	570,743
Chico's FAS, Inc.	408,395	563,585
Children's Place, Inc. (b)	49,082	1,836,648
Conn's, Inc. (a)	65,668	662,590
Designer Brands, Inc. Class A (b)	181,138	1,226,304
Express, Inc. (a) (b)	210,906	324,795
GameStop Corp. Class A (a) (b)	215,519	935,352
Genesco, Inc. (a)	47,583	1,030,648
Group 1 Automotive, Inc.	57,076	3,765,304

7

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Guess?, Inc.	145,709	$ 1,409,006
Haverty Furniture Cos., Inc.	57,399	918,384
Hibbett Sports, Inc. (a)	55,121	1,154,234
Lithia Motors, Inc. Class A	74,242	11,235,042
Lumber Liquidators Holdings, Inc. (a)	95,958	1,329,978
MarineMax, Inc. (a)	72,313	1,619,088
Michaels Cos., Inc. (a) (b)	256,165	1,811,087
Monro, Inc. (b)	111,316	6,115,701
Office Depot, Inc.	1,758,211	4,131,796
Rent-A-Center, Inc.	159,604	4,440,183
Shoe Carnival, Inc. (b)	29,943	876,432
Signet Jewelers, Ltd. (b)	176,804	1,815,777
Sleep Number Corp. (a)	92,295	3,843,164
Sonic Automotive, Inc. Class A (b)	80,704	2,575,265
Zumiez, Inc. (a)	67,194	1,839,772
		74,509,986
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	401,477	2,806,324
Diebold Nixdorf, Inc. (a) (b)	258,825	1,568,480
		4,374,804
TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Capri Holdings, Ltd. (a)	499,729	7,810,764
Crocs, Inc. (a)	225,390	8,298,860
Fossil Group, Inc. (a) (b)	160,066	744,307
G-III Apparel Group, Ltd. (a)	145,850	1,938,346
Kontoor Brands, Inc. (a) (b)	157,834	2,811,024
Movado Group, Inc.	56,389	611,257
Oxford Industries, Inc.	56,188	2,472,834
Steven Madden, Ltd.	257,477	6,357,107
Unifi, Inc. (a)	50,165	646,125
Vera Bradley, Inc. (a)	80,694	358,281
Wolverine World Wide, Inc.	269,090	6,407,033
		38,455,938
THRIFTS & MORTGAGE FINANCE — 1.4%
Axos Financial, Inc. (a)	173,351	3,827,590
Flagstar Bancorp, Inc.	115,483	3,398,665
HomeStreet, Inc.	78,725	1,937,422
Meta Financial Group, Inc.	105,706	1,920,678
NMI Holdings, Inc. Class A (a)	283,186	4,553,631
Northfield Bancorp, Inc.	144,824	1,668,372
Northwest Bancshares, Inc.	396,366	4,052,842
Provident Financial Services, Inc.	200,088	2,891,272
TrustCo Bank Corp. NY	322,653	2,042,393
Walker & Dunlop, Inc.	96,518	4,904,080
		31,196,945
TOBACCO — 0.3%
Universal Corp.	81,618	3,469,581
Vector Group, Ltd.	398,946	4,013,397
		7,482,978
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	129,554	$ 8,082,874
DXP Enterprises, Inc. (a)	55,085	1,096,742
Foundation Building Materials, Inc. (a)	60,693	947,418
GMS, Inc. (a)	142,720	3,509,485
NOW, Inc. (a)	364,799	3,148,215
Veritiv Corp. (a)	41,479	703,484
		17,488,218
WATER UTILITIES — 0.8%
American States Water Co.	123,869	9,739,820
California Water Service Group	162,950	7,772,715
		17,512,535
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	156,764	7,726,897
Spok Holdings, Inc.	60,505	565,722
		8,292,619
TOTAL COMMON STOCKS (Cost $2,451,259,711)		2,164,359,221
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (a)	740	10,486
		18,716
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	4,067	346
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	10,713	1,071
TOTAL RIGHTS (Cost $8,274)		20,133
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	—
TOTAL WARRANTS (Cost $0)		—

8

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (e) (f)	2,059,861	$ 2,060,685
State Street Navigator Securities Lending Portfolio II (g) (h)	91,647,196	91,647,196
TOTAL SHORT-TERM INVESTMENTS (Cost $93,707,881)		93,707,881
TOTAL INVESTMENTS — 104.1% (Cost $2,544,975,866)		2,258,087,235
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(89,585,724)
NET ASSETS — 100.0%		$ 2,168,501,511
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	48	09/18/2020	$3,298,597	$3,450,240	$151,643
During the period ended June 30, 2020, average notional value related to futures contracts was $2,138,700.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,164,359,088	$ 133	$ 0(a)	$2,164,359,221
Rights	—	20,133	0(a)	20,133
Warrants	—	0(b)	—	0
Short-Term Investments	93,707,881	—	—	93,707,881
TOTAL INVESTMENTS	$2,258,066,969	$20,266	$ 0	$2,258,087,235
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	151,643	—	—	151,643
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 151,643	$ —	$—	$ 151,643
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,258,218,612	$20,266	$—	$2,258,238,878
(a)	The Fund held a Level 3 security that was valued at $0 at June 30, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
9

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly, SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 87,189,215	$ 85,129,826	$1,296	$—	2,059,861	$ 2,060,685	$ 39,627
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio II	—	—	356,679,371	265,032,175	—	—	91,647,196	91,647,196	857,006
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	137,004,206	173,122,216	—	—	—	—	517,905
Total		$37,892,273	$592,174,744	$536,360,432	$1,296	$—		$93,707,881	$1,423,848
10	ARSPSM

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	4,302	$ 88,922
Aerojet Rocketdyne Holdings, Inc. (a)	8,731	346,097
AeroVironment, Inc. (a)	2,241	178,451
Axon Enterprise, Inc. (a)	7,962	781,311
Boeing Co.	64,939	11,903,319
Cubic Corp.	3,979	191,111
Curtiss-Wright Corp.	5,141	458,989
General Dynamics Corp.	28,425	4,248,401
Hexcel Corp.	10,160	459,435
Howmet Aerospace, Inc.	47,080	746,218
Huntington Ingalls Industries, Inc.	4,846	845,579
Kaman Corp.	4,064	169,062
L3Harris Technologies, Inc.	26,782	4,544,102
Lockheed Martin Corp.	30,045	10,964,021
Mercury Systems, Inc. (a)	6,149	483,680
Moog, Inc. Class A	4,012	212,556
National Presto Industries, Inc.	108	9,438
Northrop Grumman Corp.	18,875	5,802,930
Park Aerospace Corp.	7,139	79,528
Raytheon Technologies Corp.	177,025	10,908,281
Teledyne Technologies, Inc. (a)	4,616	1,435,345
Textron, Inc.	27,512	905,420
TransDigm Group, Inc.	6,124	2,707,114
Triumph Group, Inc.	8,207	73,945
		58,543,255
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,240	182,447
C.H. Robinson Worldwide, Inc.	16,445	1,300,142
Echo Global Logistics, Inc. (a)	2,106	45,532
Expeditors International of Washington, Inc.	20,461	1,555,854
FedEx Corp.	29,206	4,095,265
Forward Air Corp.	4,157	207,102
Hub Group, Inc. Class A (a)	4,256	203,692
United Parcel Service, Inc. Class B	84,869	9,435,735
XPO Logistics, Inc. (a) (b)	11,287	871,921
		17,897,690
AIRLINES — 0.2%
Alaska Air Group, Inc.	15,085	546,982
Allegiant Travel Co.	1,541	168,293
American Airlines Group, Inc. (b)	47,119	615,845
Delta Air Lines, Inc.	69,837	1,958,928
Hawaiian Holdings, Inc.	5,017	70,439
JetBlue Airways Corp. (a) (b)	34,885	380,246
SkyWest, Inc.	6,247	203,777
Southwest Airlines Co.	57,595	1,968,597
United Airlines Holdings, Inc. (a)	26,449	915,400
		6,828,507
AUTO COMPONENTS — 0.2%
Adient PLC (a)	10,494	172,311
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	9,867	$ 74,989
Aptiv PLC	31,036	2,418,325
BorgWarner, Inc.	24,997	882,394
Cooper Tire & Rubber Co.	8,374	231,206
Cooper-Standard Holdings, Inc. (a)	2,141	28,368
Dana, Inc.	20,846	254,113
Delphi Technologies PLC (a) (b)	10,394	147,699
Dorman Products, Inc. (a)	4,160	279,011
Fox Factory Holding Corp. (a)	3,974	328,292
Garrett Motion, Inc. (a)	9,575	53,046
Gentex Corp.	30,766	792,840
Gentherm, Inc. (a)	4,009	155,950
Goodyear Tire & Rubber Co.	31,546	282,179
LCI Industries	3,324	382,194
Lear Corp.	6,558	714,953
Motorcar Parts of America, Inc. (a)	696	12,298
Standard Motor Products, Inc.	1,909	78,651
Visteon Corp. (a)	3,315	227,078
		7,515,897
AUTOMOBILES — 0.2%
Ford Motor Co.	472,098	2,870,356
General Motors Co.	152,230	3,851,419
Harley-Davidson, Inc.	18,526	440,363
Thor Industries, Inc.	6,055	645,039
Winnebago Industries, Inc.	4,057	270,277
		8,077,454
BANKS — 3.9%
Allegiance Bancshares, Inc.	1,950	49,510
Ameris Bancorp	6,142	144,890
Associated Banc-Corp.	19,264	263,532
Banc of California, Inc.	6,170	66,821
BancorpSouth Bank	12,271	279,043
Bank of America Corp.	952,048	22,611,140
Bank of Hawaii Corp.	4,747	291,513
Bank OZK	15,600	366,132
Banner Corp.	3,830	145,540
Berkshire Hills Bancorp, Inc.	5,308	58,494
Boston Private Financial Holdings, Inc.	10,218	70,300
Brookline Bancorp, Inc.	10,324	104,066
Cadence BanCorp	11,240	99,586
Cathay General Bancorp	10,300	270,890
Central Pacific Financial Corp.	4,124	66,108
CIT Group, Inc.	12,604	261,281
Citigroup, Inc.	253,853	12,971,888
Citizens Financial Group, Inc.	52,595	1,327,498
City Holding Co.	2,088	136,075
Columbia Banking System, Inc.	6,350	179,991
Comerica, Inc.	17,362	661,492
Commerce Bancshares, Inc.	12,566	747,300
Community Bank System, Inc.	6,040	344,401
Cullen/Frost Bankers, Inc.	6,874	513,557
Customers Bancorp, Inc. (a)	4,185	50,304
CVB Financial Corp.	14,210	266,295

11

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Dime Community Bancshares, Inc.	4,163	$ 57,158
Eagle Bancorp, Inc.	4,302	140,890
East West Bancorp, Inc.	17,659	639,962
Fifth Third Bancorp	86,159	1,661,146
First BanCorp	27,094	151,455
First Commonwealth Financial Corp.	12,309	101,919
First Financial Bancorp	10,339	143,609
First Financial Bankshares, Inc.	16,587	479,198
First Horizon National Corp. (b)	37,741	375,900
First Midwest Bancorp, Inc.	14,547	194,202
First Republic Bank	20,649	2,188,587
FNB Corp.	39,397	295,477
Franklin Financial Network, Inc.	2,000	51,500
Fulton Financial Corp.	19,979	210,379
Glacier Bancorp, Inc.	10,319	364,157
Great Western Bancorp, Inc.	8,221	113,121
Hancock Whitney Corp.	11,054	234,345
Hanmi Financial Corp.	4,184	40,627
Heritage Financial Corp.	4,078	81,560
Home BancShares, Inc.	18,714	287,821
Hope Bancorp, Inc.	16,522	152,333
Huntington Bancshares, Inc.	125,263	1,131,751
Independent Bank Corp.	4,539	304,522
Independent Bank Group, Inc.	20	810
International Bancshares Corp.	6,283	201,182
JPMorgan Chase & Co.	371,552	34,948,181
KeyCorp	119,337	1,453,525
M&T Bank Corp.	15,962	1,659,569
National Bank Holdings Corp. Class A	4,204	113,508
NBT Bancorp, Inc.	6,087	187,236
OFG Bancorp	5,722	76,503
Old National Bancorp	16,675	229,448
Pacific Premier Bancorp, Inc.	12,509	271,195
PacWest Bancorp	14,568	287,135
People's United Financial, Inc.	49,639	574,323
Pinnacle Financial Partners, Inc.	8,660	363,633
PNC Financial Services Group, Inc.	53,078	5,584,336
Preferred Bank	1,649	70,660
Prosperity Bancshares, Inc.	11,595	688,511
Regions Financial Corp.	116,780	1,298,594
S&T Bancorp, Inc.	4,159	97,529
Seacoast Banking Corp. of Florida (a)	3,868	78,907
ServisFirst Bancshares, Inc.	6,098	218,064
Signature Bank	6,200	662,904
Simmons First National Corp. Class A	13,742	235,126
Southside Bancshares, Inc.	4,054	112,377
Sterling Bancorp	24,965	292,590
SVB Financial Group (a)	6,051	1,304,172
Synovus Financial Corp.	17,740	364,202
TCF Financial Corp. (b)	19,347	569,189
Texas Capital Bancshares, Inc. (a)	6,272	193,617
Tompkins Financial Corp.	1,971	127,662
Triumph Bancorp, Inc. (a)	1,985	48,176
Security Description	Shares	Value
Truist Financial Corp.	162,649	$ 6,107,470
Trustmark Corp.	8,361	205,012
UMB Financial Corp.	3,856	198,777
Umpqua Holdings Corp.	26,700	284,088
United Bankshares, Inc.	12,347	341,518
United Community Banks, Inc.	8,354	168,082
US Bancorp	164,913	6,072,097
Valley National Bancorp	45,800	358,156
Veritex Holdings, Inc.	3,711	65,685
Webster Financial Corp.	12,344	353,162
Wells Fargo & Co.	451,118	11,548,621
Westamerica Bancorporation	2,186	125,520
Wintrust Financial Corp.	6,292	274,457
Zions Bancorp NA	20,552	698,768
		130,863,543
BEVERAGES — 1.6%
Boston Beer Co., Inc. Class A (a)	975	523,234
Brown-Forman Corp. Class B	22,201	1,413,316
Coca-Cola Co.	467,459	20,886,068
Coca-Cola Consolidated, Inc.	486	111,386
Constellation Brands, Inc. Class A	20,443	3,576,503
MGP Ingredients, Inc.	1,980	72,676
Molson Coors Beverage Co. Class B	22,989	789,902
Monster Beverage Corp. (a)	46,226	3,204,386
National Beverage Corp. (a) (b)	2,244	136,929
PepsiCo, Inc.	169,026	22,355,379
		53,069,779
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	213,625	20,973,703
Alexion Pharmaceuticals, Inc. (a)	26,844	3,012,971
Amgen, Inc.	72,146	17,016,356
Anika Therapeutics, Inc. (a)	2,078	78,403
Arrowhead Pharmaceuticals, Inc. (a)	11,097	479,279
Biogen, Inc. (a)	19,857	5,312,740
Coherus Biosciences, Inc. (a) (b)	7,256	129,592
Cytokinetics, Inc. (a) (b)	6,286	148,161
Eagle Pharmaceuticals, Inc. (a)	1,953	93,705
Emergent BioSolutions, Inc. (a)	4,093	323,674
Enanta Pharmaceuticals, Inc. (a)	2,097	105,290
Exelixis, Inc. (a)	36,758	872,635
Gilead Sciences, Inc.	153,369	11,800,211
Incyte Corp. (a)	21,738	2,260,100
Ligand Pharmaceuticals, Inc. (a) (b)	2,448	273,809
Momenta Pharmaceuticals, Inc. (a)	11,916	396,445
Myriad Genetics, Inc. (a)	10,265	116,405
Regeneron Pharmaceuticals, Inc. (a)	12,224	7,623,498
REGENXBIO, Inc. (a)	4,090	150,635
Spectrum Pharmaceuticals, Inc. (a)	7,515	25,401
United Therapeutics Corp. (a)	5,351	647,471
Vanda Pharmaceuticals, Inc. (a)	6,028	68,960
Vertex Pharmaceuticals, Inc. (a)	31,017	9,004,545
Xencor, Inc. (a) (b)	6,596	213,644
		81,127,633

12

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
BUILDING PRODUCTS — 0.5%
A.O. Smith Corp.	16,733	$ 788,459
AAON, Inc.	4,155	225,575
Allegion PLC	11,394	1,164,695
American Woodmark Corp. (a)	2,028	153,418
Apogee Enterprises, Inc.	4,108	94,648
Carrier Global Corp.	98,365	2,185,670
Fortune Brands Home & Security, Inc.	16,689	1,066,928
Gibraltar Industries, Inc. (a)	3,989	191,512
Griffon Corp.	6,119	113,324
Insteel Industries, Inc.	2,121	40,447
Johnson Controls International PLC	93,277	3,184,477
Lennox International, Inc. (b)	4,347	1,012,808
Masco Corp.	34,514	1,732,948
Owens Corning	13,343	744,006
Patrick Industries, Inc.	2,498	153,002
PGT Innovations, Inc. (a)	6,218	97,498
Quanex Building Products Corp.	4,279	59,393
Resideo Technologies, Inc. (a)	12,795	149,957
Simpson Manufacturing Co., Inc.	4,803	405,181
Trane Technologies PLC	29,184	2,596,792
Trex Co., Inc. (a)	7,012	912,051
UFP Industries, Inc.	7,540	373,305
		17,446,094
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	6,075	452,952
Ameriprise Financial, Inc.	15,226	2,284,509
Bank of New York Mellon Corp.	101,780	3,933,797
BlackRock, Inc.	18,483	10,056,415
Blucora, Inc. (a)	6,155	70,290
Brightsphere Investment Group, Inc. (a)	40	498
Cboe Global Markets, Inc.	13,067	1,218,890
Charles Schwab Corp.	138,538	4,674,272
CME Group, Inc.	43,603	7,087,232
Donnelley Financial Solutions, Inc. (a)	4,199	35,272
E*TRADE Financial Corp.	27,560	1,370,559
Eaton Vance Corp.	13,592	524,651
Evercore, Inc. Class A	4,219	248,583
FactSet Research Systems, Inc.	4,669	1,533,626
Federated Hermes, Inc.	11,480	272,076
Franklin Resources, Inc.	33,767	708,094
Goldman Sachs Group, Inc.	38,474	7,603,232
Greenhill & Co., Inc.	6,484	64,775
Interactive Brokers Group, Inc. Class A	9,430	393,891
Intercontinental Exchange, Inc.	67,496	6,182,634
Invesco, Ltd.	45,206	486,417
Janus Henderson Group PLC (b)	18,729	396,306
Legg Mason, Inc.	9,747	484,913
MarketAxess Holdings, Inc.	4,475	2,241,617
Moody's Corp.	19,739	5,422,895
Morgan Stanley	148,925	7,193,077
MSCI, Inc.	10,163	3,392,613
Security Description	Shares	Value
Nasdaq, Inc.	13,853	$ 1,655,018
Northern Trust Corp.	25,862	2,051,891
Piper Sandler Cos.	2,113	125,005
Raymond James Financial, Inc.	15,073	1,037,475
S&P Global, Inc.	29,487	9,715,377
SEI Investments Co.	15,122	831,408
State Street Corp. (c)	43,065	2,736,781
Stifel Financial Corp.	8,128	385,511
T Rowe Price Group, Inc.	28,284	3,493,074
Virtus Investment Partners, Inc.	950	110,475
Waddell & Reed Financial, Inc. Class A (b)	8,414	130,501
WisdomTree Investments, Inc.	14,376	49,885
		90,656,487
CHEMICALS — 1.9%
AdvanSix, Inc. (a)	4,057	47,629
Air Products & Chemicals, Inc.	26,759	6,461,228
Albemarle Corp.	11,873	916,714
American Vanguard Corp.	7,709	106,076
Ashland Global Holdings, Inc.	7,336	506,918
Balchem Corp.	4,168	395,377
Cabot Corp.	8,223	304,662
Celanese Corp.	15,071	1,301,230
CF Industries Holdings, Inc.	26,267	739,153
Chemours Co.	23,159	355,491
Corteva, Inc. (a)	90,674	2,429,157
Dow, Inc.	89,990	3,667,992
DuPont de Nemours, Inc.	89,925	4,777,715
Eastman Chemical Co.	16,577	1,154,422
Ecolab, Inc.	30,151	5,998,541
Ferro Corp. (a)	10,073	120,272
FMC Corp.	15,668	1,560,846
FutureFuel Corp.	4,034	48,206
GCP Applied Technologies, Inc. (a)	6,401	118,931
Hawkins, Inc.	1,938	82,520
HB Fuller Co.	6,357	283,522
Ingevity Corp. (a)	5,481	288,136
Innospec, Inc.	2,840	219,390
International Flavors & Fragrances, Inc.	12,999	1,591,858
Koppers Holdings, Inc. (a)	2,199	41,429
Kraton Corp. (a)	4,144	71,608
Linde PLC	63,540	13,477,469
Livent Corp. (a) (b)	17,717	109,137
LyondellBasell Industries NV Class A	31,233	2,052,633
Minerals Technologies, Inc.	4,226	198,326
Mosaic Co.	44,776	560,148
NewMarket Corp.	737	295,154
Olin Corp.	21,406	245,955
PolyOne Corp.	9,014	236,437
PPG Industries, Inc.	28,735	3,047,634
Quaker Chemical Corp. (b)	1,541	286,087
Rayonier Advanced Materials, Inc.	34,094	95,804
RPM International, Inc.	15,643	1,174,164
Scotts Miracle-Gro Co.	4,707	632,950

13

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Sensient Technologies Corp.	5,137	$ 267,946
Sherwin-Williams Co.	9,768	5,644,439
Stepan Co.	2,203	213,911
Tredegar Corp.	2,857	43,998
Trinseo SA (b)	6,175	136,838
Valvoline, Inc.	22,782	440,376
		62,748,429
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	8,079	293,268
Brady Corp. Class A	6,225	291,454
Brink's Co.	6,250	284,437
Cintas Corp.	10,048	2,676,385
Clean Harbors, Inc. (a)	6,353	381,053
Copart, Inc. (a)	24,769	2,062,515
Deluxe Corp.	6,300	148,302
Harsco Corp. (a)	10,447	141,139
Healthcare Services Group, Inc.	10,290	251,693
Herman Miller, Inc.	8,290	195,727
HNI Corp.	5,123	156,610
Interface, Inc.	8,241	67,082
KAR Auction Services, Inc.	15,497	213,239
Matthews International Corp. Class A	4,152	79,303
Mobile Mini, Inc.	9	266
MSA Safety, Inc.	4,238	484,997
Pitney Bowes, Inc.	40,861	106,239
Republic Services, Inc.	25,615	2,101,711
Rollins, Inc. (b)	15,626	662,386
RR Donnelley & Sons Co.	37,159	44,219
Stericycle, Inc. (a)	10,675	597,586
Team, Inc. (a)	3,645	20,303
Tetra Tech, Inc.	6,549	518,157
UniFirst Corp.	1,981	354,500
US Ecology, Inc.	1,872	63,423
Viad Corp.	2,209	42,015
Waste Management, Inc.	47,201	4,999,058
		17,237,067
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	6,401	69,963
Applied Optoelectronics, Inc. (a) (b)	4,259	46,295
Arista Networks, Inc. (a)	6,486	1,362,254
CalAmp Corp. (a)	4,262	34,139
Ciena Corp. (a)	18,603	1,007,538
Cisco Systems, Inc.	514,145	23,979,723
Comtech Telecommunications Corp.	2,800	47,292
Digi International, Inc. (a)	4,061	47,311
Extreme Networks, Inc. (a)	15,085	65,469
F5 Networks, Inc. (a)	7,394	1,031,315
Harmonic, Inc. (a)	16,393	77,867
InterDigital, Inc.	4,302	243,622
Juniper Networks, Inc.	40,299	921,235
Lumentum Holdings, Inc. (a)	9,493	773,015
Motorola Solutions, Inc.	20,654	2,894,245
NETGEAR, Inc. (a)	4,312	111,638
Security Description	Shares	Value
NetScout Systems, Inc. (a)	8,193	$ 209,413
Plantronics, Inc. (b)	4,354	63,917
ViaSat, Inc. (a)	6,287	241,232
Viavi Solutions, Inc. (a)	31,758	404,597
		33,632,080
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	18,898	710,187
Aegion Corp. (a)	4,312	68,431
Arcosa, Inc.	6,225	262,695
Comfort Systems USA, Inc.	4,206	171,395
Dycom Industries, Inc. (a) (b)	4,144	169,448
EMCOR Group, Inc.	6,758	446,974
Fluor Corp.	20,063	242,361
Granite Construction, Inc. (b)	6,442	123,300
Jacobs Engineering Group, Inc.	16,607	1,408,274
MasTec, Inc. (a) (b)	7,381	331,185
MYR Group, Inc. (a)	2,167	69,149
Quanta Services, Inc.	16,913	663,497
Valmont Industries, Inc.	1,931	219,400
		4,886,296
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	4,999	351,030
Martin Marietta Materials, Inc.	7,703	1,591,208
US Concrete, Inc. (a) (b)	2,061	51,113
Vulcan Materials Co.	16,046	1,858,929
		3,852,280
CONSUMER FINANCE — 0.5%
American Express Co.	81,210	7,731,192
Capital One Financial Corp.	56,299	3,523,754
Discover Financial Services	38,102	1,908,529
Encore Capital Group, Inc. (a)	4,002	136,788
Enova International, Inc. (a)	3,104	46,156
EZCORP, Inc. Class A (a)	6,196	39,035
FirstCash, Inc.	5,133	346,375
Green Dot Corp. Class A (a)	6,071	297,965
LendingTree, Inc. (a) (b)	732	211,936
Navient Corp.	26,128	183,680
PRA Group, Inc. (a) (b)	6,314	244,099
SLM Corp.	50,986	358,432
Synchrony Financial	63,555	1,408,379
World Acceptance Corp. (a) (b)	759	49,730
		16,486,050
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	196,460	2,005,857
AptarGroup, Inc.	7,855	879,603
Avery Dennison Corp.	10,360	1,181,972
Ball Corp.	39,717	2,759,934
Greif, Inc. Class A	1,260	43,357
International Paper Co.	47,455	1,670,891
Myers Industries, Inc.	4,059	59,058
O-I Glass, Inc.	23,296	209,198
Packaging Corp. of America	11,628	1,160,474
Sealed Air Corp.	18,604	611,141
Silgan Holdings, Inc.	9,540	309,001

14

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Sonoco Products Co.	12,535	$ 655,455
Westrock Co.	31,110	879,169
		12,425,110
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,179	154,197
Genuine Parts Co.	17,526	1,524,061
LKQ Corp. (a)	37,143	973,147
Pool Corp.	4,789	1,301,985
		3,953,390
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,317	259,075
American Public Education, Inc. (a)	2,091	61,894
Graham Holdings Co. Class B	286	98,004
Grand Canyon Education, Inc. (a)	6,301	570,429
H&R Block, Inc. (b)	23,807	339,964
Perdoceo Education Corp. (a)	8,329	132,681
Regis Corp. (a) (b)	6,277	51,346
Service Corp. International	22,319	867,986
Strategic Education, Inc.	2,810	431,756
WW International, Inc. (a)	5,703	144,742
		2,957,877
DIVERSIFIED FINANCIAL SERVICES — 1.3%
Berkshire Hathaway, Inc. Class B (a)	237,414	42,380,773
Calamos Asset Management, Inc. Class A (a) (d)	340	—
Jefferies Financial Group, Inc.	27,663	430,160
StoneX Group, Inc. (a)	2,083	114,565
		42,925,498
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
AT&T, Inc.	868,722	26,261,466
ATN International, Inc.	1,978	119,807
CenturyLink, Inc.	118,918	1,192,747
Cincinnati Bell, Inc. (a)	7,749	115,073
Cogent Communications Holdings, Inc.	5,008	387,419
Consolidated Communications Holdings, Inc. (a)	18,601	125,929
Iridium Communications, Inc. (a)	10,218	259,946
Verizon Communications, Inc.	501,135	27,627,573
Vonage Holdings Corp. (a)	27,664	278,300
		56,368,260
ELECTRIC UTILITIES — 1.8%
ALLETE, Inc.	6,116	333,995
Alliant Energy Corp.	29,283	1,400,899
American Electric Power Co., Inc.	59,784	4,761,198
Duke Energy Corp.	88,284	7,053,009
Edison International	43,605	2,368,188
El Paso Electric Co.	4,902	328,434
Entergy Corp.	23,706	2,223,860
Evergy, Inc.	27,459	1,628,044
Security Description	Shares	Value
Eversource Energy	39,276	$ 3,270,513
Exelon Corp.	117,914	4,279,099
FirstEnergy Corp.	64,695	2,508,872
Hawaiian Electric Industries, Inc. (b)	13,352	481,473
IDACORP, Inc.	6,297	550,169
NextEra Energy, Inc.	59,335	14,250,487
NRG Energy, Inc.	28,556	929,783
OGE Energy Corp.	24,179	734,074
Pinnacle West Capital Corp.	13,532	991,760
PNM Resources, Inc.	10,354	398,008
PPL Corp.	94,786	2,449,270
Southern Co.	127,277	6,599,312
Xcel Energy, Inc.	63,517	3,969,812
		61,510,259
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	5,246	502,252
AMETEK, Inc.	27,626	2,468,936
AZZ, Inc.	4,070	139,682
Eaton Corp. PLC	50,162	4,388,172
Emerson Electric Co.	74,041	4,592,763
Encore Wire Corp.	2,209	107,843
EnerSys	5,041	324,540
Generac Holdings, Inc. (a)	7,696	938,373
Hubbell, Inc.	6,138	769,460
nVent Electric PLC	18,739	350,981
Powell Industries, Inc.	3,213	88,004
Regal Beloit Corp.	4,881	426,209
Rockwell Automation, Inc.	13,956	2,972,628
Sunrun, Inc. (a)	9,570	188,720
Vicor Corp. (a)	2,130	153,254
		18,411,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	35,962	3,445,519
Arlo Technologies, Inc. (a)	8,427	21,742
Arrow Electronics, Inc. (a)	10,545	724,336
Avnet, Inc.	13,271	370,062
Badger Meter, Inc.	4,195	263,949
Bel Fuse, Inc. Class B	4,789	51,386
Belden, Inc.	4,527	147,354
Benchmark Electronics, Inc.	4,365	94,284
CDW Corp.	17,308	2,010,843
Cognex Corp.	20,912	1,248,865
Coherent, Inc. (a)	3,246	425,161
Corning, Inc.	93,319	2,416,962
CTS Corp.	4,163	83,427
Daktronics, Inc.	3,951	17,187
ePlus, Inc. (a)	2,056	145,318
Fabrinet (a)	4,337	270,716
FARO Technologies, Inc. (a)	2,111	113,150
FLIR Systems, Inc.	16,347	663,198
II-VI, Inc. (a) (b)	9,239	436,266
Insight Enterprises, Inc. (a)	4,077	200,588
IPG Photonics Corp. (a)	4,214	675,883
Itron, Inc. (a)	4,558	301,968

15

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Jabil, Inc.	16,972	$ 544,462
Keysight Technologies, Inc. (a)	22,694	2,287,101
Knowles Corp. (a)	13,146	200,608
Littelfuse, Inc.	2,835	483,736
Methode Electronics, Inc.	3,855	120,507
MTS Systems Corp.	2,118	37,256
National Instruments Corp.	15,083	583,863
OSI Systems, Inc. (a)	2,199	164,133
PC Connection, Inc. (b)	1,980	91,793
Plexus Corp. (a)	4,206	296,775
Rogers Corp. (a)	2,113	263,280
Sanmina Corp. (a)	10,171	254,682
ScanSource, Inc. (a)	4,038	97,275
SYNNEX Corp.	4,924	589,747
TE Connectivity, Ltd.	40,417	3,296,006
Tech Data Corp. (a)	4,264	618,280
Trimble, Inc. (a)	30,178	1,303,388
TTM Technologies, Inc. (a)	12,009	142,427
Vishay Intertechnology, Inc.	16,883	257,803
Zebra Technologies Corp. Class A (a)	6,245	1,598,408
		27,359,694
ENERGY EQUIPMENT & SERVICES — 0.2%
Archrock, Inc.	9,831	63,803
Baker Hughes Co.	78,815	1,212,963
Bristow Group, Inc. (a)	3,129	43,587
ChampionX Corp. (a)	15,638	152,627
Core Laboratories NV	5,347	108,651
DMC Global, Inc.	2,000	55,200
Dril-Quip, Inc. (a)	4,083	121,633
Exterran Corp. (a)	4,287	23,107
Geospace Technologies Corp. (a)	708	5,324
Halliburton Co.	106,326	1,380,111
Helix Energy Solutions Group, Inc. (a)	16,788	58,254
Helmerich & Payne, Inc.	14,334	279,656
Matrix Service Co. (a)	4,091	39,765
Nabors Industries, Ltd. (b)	795	29,431
National Oilwell Varco, Inc.	46,860	574,035
Newpark Resources, Inc. (a)	12,426	27,710
Oceaneering International, Inc. (a)	12,419	79,357
Oil States International, Inc. (a)	7,715	36,646
Patterson-UTI Energy, Inc.	23,644	82,045
ProPetro Holding Corp. (a)	10,295	52,916
RPC, Inc. (b)	8,408	25,897
Schlumberger, Ltd.	167,913	3,087,920
SEACOR Holdings, Inc. (a)	2,199	62,276
TechnipFMC PLC	50,858	347,869
Transocean, Ltd. (a) (b)	69,811	127,754
US Silica Holdings, Inc. (b)	12,579	45,410
Valaris PLC (a) (b)	24,137	15,735
		8,139,682
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	93,230	7,076,157
Cinemark Holdings, Inc.	14,634	169,023
Electronic Arts, Inc. (a)	35,380	4,671,929
Security Description	Shares	Value
Glu Mobile, Inc. (a)	16,020	$ 148,505
Live Nation Entertainment, Inc. (a)	16,942	751,039
Marcus Corp.	1,820	24,151
Netflix, Inc. (a)	53,093	24,159,439
Take-Two Interactive Software, Inc. (a)	13,043	1,820,412
Walt Disney Co.	218,391	24,352,780
World Wrestling Entertainment, Inc. Class A (b)	5,804	252,184
		63,425,619
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Acadia Realty Trust REIT	10,419	135,239
Agree Realty Corp. REIT (b)	5,979	392,880
Alexander & Baldwin, Inc. REIT (a)	7,530	91,791
Alexandria Real Estate Equities, Inc. REIT	14,797	2,400,813
American Assets Trust, Inc. REIT	5,918	164,757
American Campus Communities, Inc. REIT	16,787	586,874
American Tower Corp. REIT	53,743	13,894,715
Apartment Investment and Management Co. Class A REIT	18,044	679,176
Armada Hoffler Properties, Inc. REIT	5,833	58,038
AvalonBay Communities, Inc. REIT	16,752	2,590,529
Boston Properties, Inc. REIT	17,378	1,570,624
Brandywine Realty Trust REIT	20,736	225,815
Brixmor Property Group, Inc. REIT	36,208	464,187
Camden Property Trust REIT	12,128	1,106,316
CareTrust REIT, Inc.	12,083	207,344
Cedar Realty Trust, Inc. REIT	31,752	31,434
Chatham Lodging Trust REIT	5,786	35,410
Community Healthcare Trust, Inc. REIT	2,100	85,890
CoreCivic, Inc. REIT	17,330	162,209
CoreSite Realty Corp. REIT	3,900	472,134
Corporate Office Properties Trust REIT	14,272	361,652
Cousins Properties, Inc. REIT	17,755	529,632
Crown Castle International Corp. REIT	50,532	8,456,530
CyrusOne, Inc. REIT	13,591	988,745
DiamondRock Hospitality Co. REIT	27,362	151,312
Digital Realty Trust, Inc. REIT	31,934	4,538,141
Diversified Healthcare Trust REIT	34,659	153,366
Douglas Emmett, Inc. REIT	21,271	652,169
Duke Realty Corp. REIT	44,549	1,576,589
Easterly Government Properties, Inc. REIT	6,145	142,072
EastGroup Properties, Inc. REIT	4,877	578,461
EPR Properties REIT	10,311	341,603
Equinix, Inc. REIT	10,769	7,563,069
Equity Residential REIT	42,191	2,481,675
Essential Properties Realty Trust, Inc. REIT	12,264	181,998

16

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Essex Property Trust, Inc. REIT	7,660	$ 1,755,442
Extra Space Storage, Inc. REIT	15,632	1,443,928
Federal Realty Investment Trust REIT	8,445	719,598
First Industrial Realty Trust, Inc. REIT	16,377	629,532
Four Corners Property Trust, Inc. REIT	8,231	200,836
Franklin Street Properties Corp. REIT	13,083	66,592
GEO Group, Inc. REIT	17,394	205,771
Getty Realty Corp. REIT	4,274	126,852
Global Net Lease, Inc. REIT	10,177	170,261
Healthcare Realty Trust, Inc. REIT	16,757	490,813
Healthpeak Properties, Inc. REIT	59,936	1,651,836
Hersha Hospitality Trust REIT	7,520	43,315
Highwoods Properties, Inc. REIT	12,620	471,105
Host Hotels & Resorts, Inc. REIT	86,884	937,478
Hudson Pacific Properties, Inc. REIT	18,715	470,869
Independence Realty Trust, Inc. REIT	10,295	118,290
Industrial Logistics Properties Trust REIT	5,351	109,963
Innovative Industrial Properties, Inc. REIT (b)	1,360	119,707
Investors Real Estate Trust REIT	425	29,958
Iron Mountain, Inc. REIT (b)	33,871	884,033
iStar, Inc. REIT (b)	10,486	129,188
JBG SMITH Properties REIT	14,308	423,088
Kilroy Realty Corp. REIT	11,740	689,138
Kimco Realty Corp. REIT	51,072	655,764
Kite Realty Group Trust REIT	10,094	116,485
Lamar Advertising Co. Class A REIT	10,425	695,973
Lexington Realty Trust REIT	30,049	317,017
Life Storage, Inc. REIT	4,880	463,356
LTC Properties, Inc. REIT	6,086	229,260
Macerich Co. REIT (b)	13,843	124,172
Mack-Cali Realty Corp. REIT	12,444	190,269
Medical Properties Trust, Inc. REIT	62,809	1,180,809
Mid-America Apartment Communities, Inc. REIT	13,749	1,576,598
National Retail Properties, Inc. REIT	20,915	742,064
National Storage Affiliates Trust REIT	7,822	224,179
NexPoint Residential Trust, Inc. REIT	1,779	62,888
Office Properties Income Trust REIT	5,935	154,132
Omega Healthcare Investors, Inc. REIT	27,980	831,845
Park Hotels & Resorts, Inc. REIT	29,107	287,868
Pebblebrook Hotel Trust REIT (b)	17,911	244,664
Pennsylvania Real Estate Investment Trust (b)	9,621	13,085
Physicians Realty Trust REIT	23,834	417,572
PotlatchDeltic Corp. REIT	8,499	323,217
Prologis, Inc. REIT	89,536	8,356,395
PS Business Parks, Inc. REIT	2,180	288,632
Security Description	Shares	Value
Public Storage REIT	18,317	$ 3,514,849
Rayonier, Inc. REIT	16,748	415,183
Realty Income Corp. REIT	39,628	2,357,866
Regency Centers Corp. REIT	21,150	970,573
Retail Opportunity Investments Corp. REIT	14,667	166,177
Retail Properties of America, Inc. Class A REIT	26,045	190,649
RPT Realty REIT	13,060	90,898
Sabra Health Care REIT, Inc.	25,146	362,857
Safehold, Inc. REIT	1,449	83,303
Saul Centers, Inc. REIT	2,178	70,284
SBA Communications Corp. REIT	13,488	4,018,345
Service Properties Trust REIT	19,968	141,573
Simon Property Group, Inc. REIT	37,109	2,537,513
SITE Centers Corp. REIT	18,100	146,610
SL Green Realty Corp. REIT (b)	9,703	478,261
Spirit Realty Capital, Inc. REIT (b)	11,675	406,990
STORE Capital Corp. REIT	25,844	615,346
Summit Hotel Properties, Inc. REIT	12,841	76,147
Tanger Factory Outlet Centers, Inc. REIT (b)	12,417	88,533
Taubman Centers, Inc. REIT	5,789	218,593
UDR, Inc. REIT	36,185	1,352,595
Uniti Group, Inc. REIT	20,934	195,733
Universal Health Realty Income Trust REIT	920	73,131
Urban Edge Properties REIT	14,765	175,261
Urstadt Biddle Properties, Inc. Class A REIT	3,598	42,744
Ventas, Inc. REIT	44,256	1,620,655
Vornado Realty Trust REIT	19,090	729,429
Washington Prime Group, Inc. REIT (b)	22,779	19,153
Washington Real Estate Investment Trust	10,430	231,546
Weingarten Realty Investors REIT	14,734	278,915
Welltower, Inc. REIT	49,084	2,540,097
Weyerhaeuser Co. REIT	90,298	2,028,093
Whitestone REIT (b)	4,876	35,449
Xenia Hotels & Resorts, Inc. REIT	14,091	131,469
		109,841,846
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	3,992	54,930
BJ's Wholesale Club Holdings, Inc. (a)	14,966	557,783
Casey's General Stores, Inc.	3,978	594,790
Chefs' Warehouse, Inc. (a)	2,063	28,015
Costco Wholesale Corp.	53,576	16,244,779
Grocery Outlet Holding Corp. (a)	7,720	314,976
Kroger Co.	97,049	3,285,108
PriceSmart, Inc.	1,872	112,938
SpartanNash Co.	9,192	195,330
Sprouts Farmers Market, Inc. (a)	14,376	367,882
Sysco Corp.	61,724	3,373,834
United Natural Foods, Inc. (a)	6,272	114,213

17

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Walmart, Inc.	171,824	$ 20,581,079
Walgreens Boots Alliance, Inc.	90,889	3,852,785
		49,678,442
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	67,450	2,691,255
B&G Foods, Inc. (b)	3,913	95,399
Calavo Growers, Inc.	2,158	135,760
Cal-Maine Foods, Inc. (a)	4,098	182,279
Campbell Soup Co.	20,600	1,022,378
Conagra Brands, Inc.	59,233	2,083,225
Darling Ingredients, Inc. (a)	21,407	527,040
Flowers Foods, Inc.	20,505	458,492
Fresh Del Monte Produce, Inc. (b)	4,150	102,173
General Mills, Inc.	73,338	4,521,288
Hain Celestial Group, Inc. (a) (b)	9,856	310,563
Hershey Co.	18,252	2,365,824
Hormel Foods Corp.	33,883	1,635,532
Ingredion, Inc.	8,153	676,699
J&J Snack Foods Corp.	1,860	236,462
J.M. Smucker Co.	13,698	1,449,385
John B Sanfilippo & Son, Inc.	55	4,693
Kellogg Co.	30,142	1,991,180
Kraft Heinz Co.	75,581	2,410,278
Lamb Weston Holdings, Inc.	17,673	1,129,835
Lancaster Colony Corp.	1,947	301,766
McCormick & Co., Inc.	15,161	2,720,035
Mondelez International, Inc. Class A	174,560	8,925,253
Pilgrim's Pride Corp. (a)	6,196	104,650
Post Holdings, Inc. (a)	8,404	736,358
Sanderson Farms, Inc.	2,231	258,551
Seneca Foods Corp. Class A (a)	962	32,525
Tootsie Roll Industries, Inc. (b)	2,149	73,646
TreeHouse Foods, Inc. (a)	7,615	333,537
Tyson Foods, Inc. Class A	36,380	2,172,250
		39,688,311
GAS UTILITIES — 0.1%
Atmos Energy Corp.	14,375	1,431,462
National Fuel Gas Co.	10,321	432,760
New Jersey Resources Corp.	10,134	330,875
Northwest Natural Holding Co.	4,106	229,074
ONE Gas, Inc.	5,998	462,146
South Jersey Industries, Inc.	10,386	259,546
Southwest Gas Holdings, Inc. (a)	6,106	421,619
Spire, Inc.	6,200	407,402
UGI Corp.	26,470	841,746
		4,816,630
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	214,352	19,598,203
ABIOMED, Inc. (a)	5,690	1,374,476
Align Technology, Inc. (a)	8,679	2,381,865
AngioDynamics, Inc. (a)	3,910	39,765
Avanos Medical, Inc. (a)	6,285	184,716
Baxter International, Inc.	61,744	5,316,158
Security Description	Shares	Value
Becton Dickinson and Co.	35,722	$ 8,547,203
Boston Scientific Corp. (a)	168,978	5,932,818
Cantel Medical Corp.	4,357	192,710
Cardiovascular Systems, Inc. (a)	4,244	133,898
CONMED Corp.	3,398	244,622
Cooper Cos., Inc.	6,125	1,737,295
CryoLife, Inc. (a)	3,819	73,210
Cutera, Inc. (a)	2,030	24,705
Danaher Corp.	77,265	13,662,770
DENTSPLY SIRONA, Inc.	26,996	1,189,444
DexCom, Inc. (a)	10,986	4,453,724
Edwards Lifesciences Corp. (a)	75,921	5,246,900
Glaukos Corp. (a) (b)	4,751	182,534
Globus Medical, Inc. Class A (a)	8,319	396,900
Haemonetics Corp. (a)	6,337	567,542
Heska Corp. (a) (b)	1,450	135,097
Hill-Rom Holdings, Inc.	8,152	894,927
Hologic, Inc. (a)	32,208	1,835,856
ICU Medical, Inc. (a)	2,081	383,549
IDEXX Laboratories, Inc. (a)	10,323	3,408,242
Inogen, Inc. (a) (b)	2,227	79,103
Integer Holdings Corp. (a)	4,100	299,505
Integra LifeSciences Holdings Corp. (a)	8,334	391,615
Intuitive Surgical, Inc. (a)	13,940	7,943,430
Invacare Corp.	4,233	26,964
Lantheus Holdings, Inc. (a)	7,502	107,277
LeMaitre Vascular, Inc.	2,040	53,856
LivaNova PLC (a)	5,947	286,229
Masimo Corp. (a)	5,576	1,271,272
Medtronic PLC	162,559	14,906,660
Meridian Bioscience, Inc. (a)	15,094	351,539
Merit Medical Systems, Inc. (a)	6,252	285,404
Mesa Laboratories, Inc.	570	123,576
Natus Medical, Inc. (a)	4,148	90,509
Neogen Corp. (a)	6,189	480,266
NuVasive, Inc. (a)	5,943	330,787
OraSure Technologies, Inc. (a)	3,990	46,404
Orthofix Medical, Inc. (a)	2,375	76,000
Penumbra, Inc. (a)	4,091	731,553
Quidel Corp. (a)	4,630	1,035,916
ResMed, Inc.	17,361	3,333,312
STERIS PLC	10,194	1,564,167
Stryker Corp.	39,006	7,028,491
Surmodics, Inc. (a)	2,018	87,258
Tactile Systems Technology, Inc. (a) (b)	1,960	81,203
Teleflex, Inc.	5,692	2,071,774
Varex Imaging Corp. (a)	4,190	63,479
Varian Medical Systems, Inc. (a)	11,044	1,353,111
West Pharmaceutical Services, Inc.	8,934	2,029,537
Zimmer Biomet Holdings, Inc.	24,921	2,974,571
Zynex, Inc. (a) (b)	1,810	45,015
		127,688,912

18

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a)	12,003	$ 301,515
Addus HomeCare Corp. (a)	1,980	183,269
Amedisys, Inc. (a)	3,528	700,449
AmerisourceBergen Corp.	18,342	1,848,323
AMN Healthcare Services, Inc. (a)	4,861	219,912
Anthem, Inc.	30,816	8,103,992
BioTelemetry, Inc. (a) (b)	4,240	191,606
Cardinal Health, Inc.	35,488	1,852,119
Centene Corp. (a)	70,234	4,463,371
Chemed Corp.	1,803	813,279
Cigna Corp.	45,417	8,522,500
Community Health Systems, Inc. (a)	23,700	71,337
CorVel Corp. (a)	314	22,260
Covetrus, Inc. (a)	12,518	223,947
Cross Country Healthcare, Inc. (a)	3,960	24,394
CVS Health Corp.	157,557	10,236,478
DaVita, Inc. (a)	10,888	861,676
Encompass Health Corp.	11,894	736,595
Ensign Group, Inc.	6,238	261,060
Hanger, Inc. (a)	4,299	71,191
HCA Healthcare, Inc.	32,056	3,111,355
HealthEquity, Inc. (a)	8,166	479,099
Henry Schein, Inc. (a)	16,501	963,493
Humana, Inc.	16,065	6,229,204
Laboratory Corp. of America Holdings (a)	11,636	1,932,856
LHC Group, Inc. (a)	3,562	620,928
Magellan Health, Inc. (a)	2,809	205,001
McKesson Corp.	18,996	2,914,366
MEDNAX, Inc. (a)	10,140	173,394
Molina Healthcare, Inc. (a)	7,010	1,247,640
Owens & Minor, Inc.	17,484	133,228
Patterson Cos., Inc. (b)	11,362	249,964
Providence Service Corp. (a)	1,932	152,454
Quest Diagnostics, Inc.	16,368	1,865,297
RadNet, Inc. (a)	4,195	66,575
Select Medical Holdings Corp. (a)	13,178	194,112
Tenet Healthcare Corp. (a)	12,927	234,108
The Pennant Group, Inc. (a)	3,098	70,015
Tivity Health, Inc. (a) (b)	7,244	82,075
UnitedHealth Group, Inc.	115,091	33,946,090
Universal Health Services, Inc. Class B	9,865	916,360
US Physical Therapy, Inc.	1,958	158,637
		95,655,524
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	25,668	173,772
Cerner Corp.	37,738	2,586,940
Computer Programs & Systems, Inc.	4,103	93,507
HealthStream, Inc. (a)	4,044	89,494
HMS Holdings Corp. (a)	10,180	329,730
NextGen Healthcare, Inc. (a)	6,335	69,558
Omnicell, Inc. (a)	4,011	283,257
Security Description	Shares	Value
Simulations Plus, Inc. (b)	1,439	$ 86,081
Tabula Rasa HealthCare, Inc. (a) (b)	1,920	105,082
		3,817,421
HOTELS, RESTAURANTS & LEISURE — 1.7%
BJ's Restaurants, Inc.	3,475	72,767
Bloomin' Brands, Inc. (b)	10,526	112,207
Boyd Gaming Corp.	10,415	217,673
Brinker International, Inc.	4,396	105,504
Caesars Entertainment Corp. (a) (b)	71,313	865,027
Carnival Corp. (b)	48,828	801,756
Cheesecake Factory, Inc. (b)	6,298	144,350
Chipotle Mexican Grill, Inc. (a)	2,984	3,140,242
Choice Hotels International, Inc.	4,238	334,378
Churchill Downs, Inc.	4,746	631,930
Chuy's Holdings, Inc. (a)	5,156	76,721
Cracker Barrel Old Country Store, Inc.	2,836	314,541
Darden Restaurants, Inc.	15,005	1,136,929
Dave & Buster's Entertainment, Inc. (b)	3,818	50,894
Dine Brands Global, Inc. (b)	1,643	69,170
Domino's Pizza, Inc.	4,415	1,631,078
Dunkin' Brands Group, Inc.	9,898	645,647
El Pollo Loco Holdings, Inc. (a)	2,250	33,210
Eldorado Resorts, Inc. (a)	8,071	323,324
Fiesta Restaurant Group, Inc. (a)	10,222	65,216
Hilton Worldwide Holdings, Inc.	34,300	2,519,335
Jack in the Box, Inc.	2,687	199,080
Las Vegas Sands Corp.	41,003	1,867,277
Marriott International, Inc. Class A	33,063	2,834,491
Marriott Vacations Worldwide Corp.	4,001	328,922
McDonald's Corp.	91,385	16,857,791
MGM Resorts International (b)	62,529	1,050,487
Monarch Casino & Resort, Inc. (a)	1,940	66,115
Norwegian Cruise Line Holdings, Ltd. (a)	26,055	428,084
Papa John's International, Inc.	2,511	199,399
Penn National Gaming, Inc. (a) (b)	13,502	412,351
Red Robin Gourmet Burgers, Inc. (a)	3,721	37,954
Royal Caribbean Cruises, Ltd.	20,770	1,044,731
Ruth's Hospitality Group, Inc.	4,182	34,125
Scientific Games Corp. Class A (a)	8,133	125,736
Shake Shack, Inc. Class A (a) (b)	3,755	198,940
Six Flags Entertainment Corp.	10,379	199,381
Starbucks Corp.	143,248	10,541,620
Texas Roadhouse, Inc.	8,371	440,063
Wendy's Co.	24,439	532,281
Wingstop, Inc.	4,080	566,998
Wyndham Destinations, Inc.	11,089	312,488
Wyndham Hotels & Resorts, Inc.	11,689	498,185
Wynn Resorts, Ltd.	11,863	883,675
Yum! Brands, Inc.	36,576	3,178,820
		56,130,893

19

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	899	$ 173,372
Century Communities, Inc. (a)	2,005	61,473
D.R. Horton, Inc.	40,592	2,250,826
Ethan Allen Interiors, Inc.	4,070	48,148
Garmin, Ltd.	17,490	1,705,275
Helen of Troy, Ltd. (a)	2,998	565,303
Installed Building Products, Inc. (a)	2,252	154,893
iRobot Corp. (a) (b)	3,398	285,092
KB Home	12,021	368,804
La-Z-Boy, Inc.	6,314	170,857
Leggett & Platt, Inc.	17,276	607,251
Lennar Corp. Class A	33,733	2,078,628
LGI Homes, Inc. (a)	1,990	175,180
M/I Homes, Inc. (a)	2,126	73,219
MDC Holdings, Inc.	6,477	231,229
Meritage Homes Corp. (a)	4,255	323,891
Mohawk Industries, Inc. (a)	7,231	735,827
Newell Brands, Inc.	46,196	733,593
NVR, Inc. (a)	399	1,300,241
PulteGroup, Inc.	31,015	1,055,440
Taylor Morrison Home Corp. (a)	18,554	357,907
Tempur Sealy International, Inc. (a)	5,537	398,387
Toll Brothers, Inc.	15,987	521,016
TopBuild Corp. (a)	4,266	485,343
TRI Pointe Group, Inc. (a) (b)	16,767	246,307
Tupperware Brands Corp.	6,344	30,134
Universal Electronics, Inc. (a)	2,506	117,331
Whirlpool Corp. (b)	7,784	1,008,262
		16,263,229
HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (a)	1,960	70,540
Central Garden & Pet Co. Class A (a)	4,747	160,401
Church & Dwight Co., Inc.	29,664	2,293,027
Clorox Co.	15,159	3,325,430
Colgate-Palmolive Co.	103,986	7,618,014
Energizer Holdings, Inc. (b)	8,497	403,523
Kimberly-Clark Corp.	41,671	5,890,196
Procter & Gamble Co.	302,182	36,131,902
WD-40 Co.	1,641	325,410
		56,218,443
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	78,867	1,142,783
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	69,739	10,878,587
Carlisle Cos., Inc.	6,859	820,817
General Electric Co.	1,058,753	7,231,283
Honeywell International, Inc.	86,529	12,511,228
Raven Industries, Inc.	4,242	91,245
Roper Technologies, Inc.	12,611	4,896,347
		36,429,507
INSURANCE — 2.1%
Aflac, Inc.	89,826	3,236,431
Security Description	Shares	Value
Alleghany Corp.	1,713	$ 837,897
Allstate Corp.	39,284	3,810,155
Ambac Financial Group, Inc. (a)	5,604	80,249
American Equity Investment Life Holding Co.	10,354	255,847
American Financial Group, Inc.	9,679	614,229
American International Group, Inc.	105,467	3,288,461
AMERISAFE, Inc.	2,143	131,066
Aon PLC Class A	28,384	5,466,758
Arthur J Gallagher & Co.	23,065	2,248,607
Assurant, Inc.	7,419	766,309
Brighthouse Financial, Inc. (a)	13,419	373,317
Brown & Brown, Inc.	26,503	1,080,262
Chubb, Ltd.	54,919	6,953,844
Cincinnati Financial Corp.	18,566	1,188,781
CNO Financial Group, Inc.	18,408	286,613
eHealth, Inc. (a)	2,094	205,715
Employers Holdings, Inc.	4,174	125,846
Everest Re Group, Ltd.	4,847	999,451
First American Financial Corp.	12,449	597,801
Genworth Financial, Inc. Class A (a)	54,052	124,860
Globe Life, Inc.	12,015	891,873
Hanover Insurance Group, Inc.	4,625	468,651
Hartford Financial Services Group, Inc.	43,557	1,679,122
HCI Group, Inc. (b)	1,808	83,493
Horace Mann Educators Corp.	4,177	153,421
James River Group Holdings, Ltd.	3,698	166,410
Kemper Corp.	6,521	472,903
Kinsale Capital Group, Inc.	2,110	327,493
Lincoln National Corp.	24,093	886,382
Loews Corp.	31,181	1,069,197
Marsh & McLennan Cos., Inc.	61,263	6,577,808
Mercury General Corp.	4,090	166,668
MetLife, Inc.	94,797	3,461,986
Old Republic International Corp.	34,333	559,971
Palomar Holdings, Inc. (a)	2,139	183,441
Primerica, Inc.	4,905	571,923
Principal Financial Group, Inc.	31,179	1,295,176
ProAssurance Corp.	8,163	118,119
Progressive Corp.	70,807	5,672,349
Prudential Financial, Inc.	48,847	2,974,782
Reinsurance Group of America, Inc.	7,731	606,420
RenaissanceRe Holdings, Ltd.	5,347	914,497
RLI Corp.	4,717	387,266
Safety Insurance Group, Inc.	2,031	154,884
Selective Insurance Group, Inc.	6,299	332,209
Stewart Information Services Corp.	2,129	69,214
Third Point Reinsurance, Ltd. (a)	9,845	73,936
Travelers Cos., Inc.	31,184	3,556,535
United Fire Group, Inc.	2,199	60,934
United Insurance Holdings Corp.	2,250	17,595
Universal Insurance Holdings, Inc.	4,139	73,467
Unum Group	24,978	414,385
Willis Towers Watson PLC	15,541	3,060,800

20

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
WR Berkley Corp.	17,550	$ 1,005,440
		71,181,249
INTERACTIVE MEDIA & SERVICES — 5.1%
Actua Corp. (a)	1,285	64
Alphabet, Inc. Class A (a)	36,567	51,853,834
Alphabet, Inc. Class C (a)	35,680	50,437,605
Facebook, Inc. Class A (a)	292,105	66,328,282
QuinStreet, Inc. (a)	5,653	59,130
TripAdvisor, Inc.	11,700	222,417
Twitter, Inc. (a)	92,491	2,755,307
Yelp, Inc. (a)	6,065	140,284
		171,796,923
INTERNET & DIRECT MARKETING RETAIL — 4.6%
Amazon.com, Inc. (a)	50,954	140,572,914
Booking Holdings, Inc. (a)	5,002	7,964,885
eBay, Inc.	80,546	4,224,638
Etsy, Inc. (a)	14,392	1,528,862
Expedia Group, Inc.	16,808	1,381,618
GrubHub, Inc. (a)	9,184	645,635
Liquidity Services, Inc. (a)	4,792	28,560
PetMed Express, Inc. (b)	2,174	77,481
Shutterstock, Inc.	2,394	83,718
Stamps.com, Inc. (a)	1,931	354,706
		156,863,017
IT SERVICES — 5.4%
Accenture PLC Class A	77,007	16,534,943
Akamai Technologies, Inc. (a)	19,569	2,095,644
Alliance Data Systems Corp.	4,891	220,682
Automatic Data Processing, Inc.	52,594	7,830,721
Broadridge Financial Solutions, Inc.	13,851	1,747,858
CACI International, Inc. Class A (a)	2,979	646,085
Cardtronics PLC Class A (a)	4,494	107,766
Cognizant Technology Solutions Corp. Class A	66,441	3,775,178
CSG Systems International, Inc.	4,194	173,590
DXC Technology Co.	31,224	515,196
EVERTEC, Inc.	7,254	203,837
ExlService Holdings, Inc. (a)	4,184	265,266
Fidelity National Information Services, Inc.	74,424	9,979,514
Fiserv, Inc. (a)	69,188	6,754,132
FleetCor Technologies, Inc. (a)	10,526	2,647,605
Gartner, Inc. (a)	10,920	1,324,924
Global Payments, Inc.	36,611	6,209,958
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	107,463	12,978,306
Jack Henry & Associates, Inc.	9,434	1,736,139
KBR, Inc.	17,529	395,279
Leidos Holdings, Inc.	16,128	1,510,710
LiveRamp Holdings, Inc. (a)	9,094	386,222
ManTech International Corp. Class A	2,240	153,418
Mastercard, Inc. Class A	107,767	31,866,702
Security Description	Shares	Value
MAXIMUS, Inc.	8,340	$ 587,553
NIC, Inc.	8,058	185,012
Paychex, Inc.	38,545	2,919,784
PayPal Holdings, Inc. (a)	142,362	24,803,731
Perficient, Inc. (a)	4,243	151,814
Perspecta, Inc.	16,834	391,054
Sabre Corp.	33,035	266,262
Science Applications International Corp.	6,493	504,376
Sykes Enterprises, Inc. (a)	6,092	168,505
TTEC Holdings, Inc.	2,084	97,031
Unisys Corp. (a)	440	4,800
VeriSign, Inc. (a)	12,490	2,583,307
Virtusa Corp. (a)	4,037	131,081
Visa, Inc. Class A	205,752	39,745,114
Western Union Co.	50,347	1,088,502
WEX, Inc. (a)	5,201	858,217
		184,545,818
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	9,689	620,193
Callaway Golf Co.	12,454	218,069
Hasbro, Inc.	15,448	1,157,828
Mattel, Inc. (a)	41,960	405,753
Polaris, Inc.	6,959	644,055
Sturm Ruger & Co., Inc.	2,113	160,588
Vista Outdoor, Inc. (a)	14,184	204,959
YETI Holdings, Inc. (a)	5,564	237,750
		3,649,195
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	37,503	3,314,140
Bio-Rad Laboratories, Inc. Class A (a)	2,464	1,112,471
Bio-Techne Corp.	4,447	1,174,319
Charles River Laboratories International, Inc. (a)	5,263	917,604
Illumina, Inc. (a)	17,775	6,582,971
IQVIA Holdings, Inc. (a)	22,175	3,146,189
Luminex Corp.	6,108	198,693
Medpace Holdings, Inc. (a)	3,235	300,920
Mettler-Toledo International, Inc. (a)	2,870	2,311,929
NeoGenomics, Inc. (a)	10,020	310,420
PerkinElmer, Inc.	13,311	1,305,676
PRA Health Sciences, Inc. (a)	7,788	757,695
Repligen Corp. (a)	5,709	705,689
Syneos Health, Inc. (a)	8,331	485,281
Thermo Fisher Scientific, Inc.	47,868	17,344,491
Waters Corp. (a)	7,983	1,440,133
		41,408,621
MACHINERY — 1.8%
AGCO Corp.	7,710	427,597
Alamo Group, Inc.	1,072	110,030
Albany International Corp. Class A	4,118	241,768
Astec Industries, Inc.	1,925	89,147

21

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Barnes Group, Inc.	6,084	$ 240,683
Briggs & Stratton Corp. (b)	6,132	8,033
Caterpillar, Inc.	66,895	8,462,217
Chart Industries, Inc. (a)	4,445	215,538
CIRCOR International, Inc. (a)	2,073	52,820
Colfax Corp. (a)	11,724	327,100
Crane Co.	6,286	373,766
Cummins, Inc.	18,747	3,248,105
Deere & Co.	38,317	6,021,517
Donaldson Co., Inc.	15,231	708,546
Dover Corp.	17,546	1,694,242
Enerpac Tool Group Corp.	8,424	148,262
EnPro Industries, Inc.	2,707	133,428
ESCO Technologies, Inc.	3,040	256,971
Federal Signal Corp.	8,281	246,194
Flowserve Corp.	16,869	481,104
Fortive Corp.	35,902	2,429,129
Franklin Electric Co., Inc.	4,541	238,493
Graco, Inc.	21,055	1,010,429
Greenbrier Cos., Inc.	4,080	92,820
Hillenbrand, Inc.	9,279	251,183
IDEX Corp.	9,250	1,461,870
Illinois Tool Works, Inc.	35,408	6,191,089
Ingersoll Rand, Inc. (a)	42,070	1,183,008
ITT, Inc.	10,427	612,482
John Bean Technologies Corp.	4,113	353,800
Kennametal, Inc.	9,953	285,751
Lincoln Electric Holdings, Inc.	7,450	627,588
Lindsay Corp.	1,231	113,510
Lydall, Inc. (a)	2,103	28,517
Meritor, Inc. (a)	9,590	189,882
Middleby Corp. (a)	6,740	532,056
Mueller Industries, Inc.	8,194	217,796
Nordson Corp.	5,536	1,050,235
Oshkosh Corp.	8,093	579,621
Otis Worldwide Corp.	49,173	2,795,977
PACCAR, Inc.	41,780	3,127,233
Parker-Hannifin Corp.	15,443	2,830,239
Pentair PLC	20,539	780,277
Proto Labs, Inc. (a)	3,228	363,053
Snap-on, Inc.	6,290	871,228
SPX Corp. (a)	6,188	254,636
SPX FLOW, Inc. (a)	5,158	193,116
Standex International Corp.	2,031	116,884
Stanley Black & Decker, Inc.	18,500	2,578,530
Tennant Co.	2,103	136,716
Terex Corp.	10,494	196,972
Timken Co.	8,152	370,834
Titan International, Inc.	8,571	12,514
Toro Co.	12,992	861,889
Trinity Industries, Inc.	11,780	250,796
Wabash National Corp.	8,340	88,571
Watts Water Technologies, Inc. Class A	3,306	267,786
Westinghouse Air Brake Technologies Corp.	22,192	1,277,593
Security Description	Shares	Value
Woodward, Inc.	6,740	$ 522,687
Xylem, Inc.	21,887	1,421,779
		60,255,637
MARINE — 0.0% (e)
Kirby Corp. (a)	6,280	336,357
Matson, Inc.	6,157	179,169
		515,526
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	6,446	150,772
Cable One, Inc.	576	1,022,314
Charter Communications, Inc. Class A (a)	18,164	9,264,367
Comcast Corp. Class A	550,386	21,454,046
Discovery, Inc. Class A (a) (b)	19,563	412,779
Discovery, Inc. Class C (a)	40,621	782,360
DISH Network Corp. Class A (a)	31,202	1,076,781
EW Scripps Co. Class A	8,335	72,931
Fox Corp. Class A	42,964	1,152,295
Fox Corp. Class B	21,025	564,311
Gannett Co., Inc. (b)	10,019	13,826
Interpublic Group of Cos., Inc.	47,177	809,557
John Wiley & Sons, Inc. Class A	5,258	205,062
Meredith Corp. (b)	6,076	88,406
New York Times Co. Class A	16,390	688,872
News Corp. Class A	47,274	560,670
News Corp. Class B	14,585	174,291
Omnicom Group, Inc.	26,310	1,436,526
Progenic Pharmaceuticals, Inc.	11,119	5,529
Scholastic Corp.	4,130	123,652
Taptica International, Ltd. (a)	1,016	1,896
TechTarget, Inc. (a)	3,877	116,426
TEGNA, Inc.	26,171	291,545
ViacomCBS, Inc. Class B (b)	65,465	1,526,644
		41,995,858
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a) (b)	15,970	162,734
Arconic Corp. (a)	11,832	164,820
Carpenter Technology Corp.	6,201	150,560
Century Aluminum Co. (a)	6,871	48,990
Cleveland-Cliffs, Inc. (b)	45,174	249,361
Commercial Metals Co.	14,403	293,821
Compass Minerals International, Inc. (b)	4,224	205,920
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	929	—
Freeport-McMoRan, Inc.	175,821	2,034,249
Haynes International, Inc.	1,988	46,440
Kaiser Aluminum Corp.	2,123	156,295
Materion Corp.	2,167	133,249
Newmont Corp.	99,401	6,137,018
Nucor Corp.	36,587	1,515,068
Olympic Steel, Inc.	1,940	22,795
Reliance Steel & Aluminum Co.	8,316	789,438
Royal Gold, Inc.	8,410	1,045,531

22

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Steel Dynamics, Inc.	27,741	$ 723,763
SunCoke Energy, Inc.	1,600	4,736
TimkenSteel Corp. (a)	1,490	5,796
United States Steel Corp.	23,870	172,341
Warrior Met Coal, Inc.	4,115	63,330
Worthington Industries, Inc.	6,084	226,933
		14,353,188
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	13,949	136,840
ARMOUR Residential REIT, Inc.	6,322	59,364
Capstead Mortgage Corp. REIT	11,641	63,909
Granite Point Mortgage Trust, Inc. REIT (b)	5,197	37,314
Invesco Mortgage Capital, Inc. REIT (b)	18,153	67,892
KKR Real Estate Finance Trust, Inc. REIT	4,546	75,373
New York Mortgage Trust, Inc. REIT	37,827	98,728
PennyMac Mortgage Investment Trust REIT	12,116	212,393
Ready Capital Corp. REIT	7,849	68,208
Redwood Trust, Inc. REIT	13,533	94,731
		914,752
MULTI-UTILITIES — 0.9%
Ameren Corp.	29,768	2,094,476
Avista Corp.	8,121	295,523
Black Hills Corp.	8,188	463,932
CenterPoint Energy, Inc. (b)	60,058	1,121,283
CMS Energy Corp.	34,859	2,036,463
Consolidated Edison, Inc.	40,332	2,901,081
Dominion Energy, Inc.	99,790	8,100,952
DTE Energy Co.	23,373	2,512,597
MDU Resources Group, Inc.	25,088	556,452
NiSource, Inc.	45,455	1,033,647
NorthWestern Corp.	6,290	342,931
Public Service Enterprise Group, Inc.	61,638	3,030,124
Sempra Energy	34,143	4,002,584
WEC Energy Group, Inc.	38,420	3,367,513
		31,859,558
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	6,361	267,162
Dollar General Corp.	30,957	5,897,618
Dollar Tree, Inc. (a)	28,736	2,663,252
Kohl's Corp.	18,881	392,158
Macy's, Inc. (b)	37,468	257,780
Nordstrom, Inc. (b)	13,063	202,346
Ollie's Bargain Outlet Holdings, Inc. (a)	6,152	600,743
Target Corp.	61,558	7,382,651
		17,663,710
OIL, GAS & CONSUMABLE FUELS — 2.5%
Antero Midstream Corp. (b)	36,070	183,957
Security Description	Shares	Value
Apache Corp.	45,521	$ 614,533
Battalion Oil Corp. (a) (b)	52	494
Bonanza Creek Energy, Inc. (a)	2,170	32,159
Cabot Oil & Gas Corp.	49,392	848,555
Callon Petroleum Co. (a)	48,853	56,181
Chevron Corp.	226,192	20,183,112
Cimarex Energy Co.	13,324	366,277
CNX Resources Corp. (a)	21,498	185,958
Concho Resources, Inc.	24,930	1,283,895
ConocoPhillips	132,935	5,585,929
CONSOL Energy, Inc. (a)	4,161	21,096
Denbury Resources, Inc. (a)	83,429	23,035
Devon Energy Corp.	46,364	525,768
Diamondback Energy, Inc.	19,507	815,783
Dorian LPG, Ltd. (a)	4,441	34,373
EOG Resources, Inc.	70,438	3,568,389
EQT Corp.	34,639	412,204
Equitrans Midstream Corp. (b)	24,768	205,822
Exxon Mobil Corp.	512,904	22,937,067
Green Plains, Inc. (a)	6,266	64,007
Gulfport Energy Corp. (a) (b)	15,694	17,106
Hess Corp.	31,238	1,618,441
HollyFrontier Corp.	18,042	526,826
Kinder Morgan, Inc.	235,952	3,579,392
Laredo Petroleum, Inc. (a)	1,322	18,323
Marathon Oil Corp.	97,153	594,576
Marathon Petroleum Corp.	78,730	2,942,927
Matador Resources Co. (a)	12,787	108,690
Murphy Oil Corp. (b)	18,187	250,981
Noble Energy, Inc.	57,830	518,157
Oasis Petroleum, Inc. (a)	37,255	27,941
Occidental Petroleum Corp.	108,279	1,981,506
ONEOK, Inc.	50,084	1,663,790
Par Pacific Holdings, Inc. (a)	6,217	55,891
PBF Energy, Inc. Class A	14,446	147,927
PDC Energy, Inc. (a)	14,170	176,275
Penn Virginia Corp. (a) (b)	2,030	19,346
Phillips 66	53,913	3,876,345
Pioneer Natural Resources Co.	20,202	1,973,735
QEP Resources, Inc.	31,269	40,337
Range Resources Corp.	33,546	188,864
Renewable Energy Group, Inc. (a)	4,189	103,803
REX American Resources Corp. (a)	142	9,851
Ring Energy, Inc. (a) (b)	8,240	9,558
SM Energy Co.	14,802	55,508
Southwestern Energy Co. (a) (b)	77,470	198,323
Talos Energy, Inc. (a)	2,200	20,240
Valero Energy Corp.	49,709	2,923,883
Williams Cos., Inc.	147,985	2,814,675
World Fuel Services Corp.	7,524	193,818
WPX Energy, Inc. (a)	53,205	339,448
		84,945,077
PAPER & FOREST PRODUCTS — 0.0% (e)
Boise Cascade Co.	4,184	157,360
Clearwater Paper Corp. (a)	2,722	98,346

23

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Domtar Corp.	8,366	$ 176,606
Louisiana-Pacific Corp.	14,258	365,718
Mercer International, Inc.	4,095	33,415
Neenah, Inc.	2,111	104,410
P.H. Glatfelter Co.	6,187	99,302
Schweitzer-Mauduit International, Inc.	4,144	138,451
		1,173,608
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	41,762	186,676
Edgewell Personal Care Co. (a)	6,498	202,478
Estee Lauder Cos., Inc. Class A	27,061	5,105,869
Inter Parfums, Inc.	2,091	100,682
Medifast, Inc. (b)	1,328	184,287
Nu Skin Enterprises, Inc. Class A	6,280	240,084
USANA Health Sciences, Inc. (a)	2,107	154,717
		6,174,793
PHARMACEUTICALS — 4.0%
AMAG Pharmaceuticals, Inc. (a)	8,666	66,295
Amphastar Pharmaceuticals, Inc. (a)	4,210	94,557
ANI Pharmaceuticals, Inc. (a)	55	1,779
Bristol-Myers Squibb Co.	275,881	16,221,803
Catalent, Inc. (a)	19,825	1,453,172
Corcept Therapeutics, Inc. (a) (b)	15,346	258,120
Elanco Animal Health, Inc. (a) (d)	6,058	—
Eli Lilly & Co.	102,236	16,785,106
Endo International PLC (a)	24,386	83,644
Innoviva, Inc. (a)	11,042	154,367
Johnson & Johnson	319,490	44,929,879
Lannett Co., Inc. (a) (b)	2,116	15,362
Merck & Co., Inc.	308,718	23,873,163
Mylan NV (a)	63,366	1,018,925
Nektar Therapeutics (a)	23,461	543,357
Pacira BioSciences, Inc. (a)	6,217	326,206
Perrigo Co. PLC	16,541	914,221
Pfizer, Inc.	670,710	21,932,217
Phibro Animal Health Corp. Class A	2,181	57,295
Prestige Consumer Healthcare, Inc. (a) (b)	6,791	255,070
Supernus Pharmaceuticals, Inc. (a)	5,946	141,217
Zoetis, Inc.	57,831	7,925,160
		137,050,915
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	5,880	392,078
CoreLogic, Inc.	8,353	561,489
Equifax, Inc.	14,714	2,529,042
Exponent, Inc.	6,149	497,639
Forrester Research, Inc. (a)	2,028	64,977
FTI Consulting, Inc. (a)	3,951	452,587
Heidrick & Struggles International, Inc.	4,131	89,312
IHS Markit, Ltd.	48,723	3,678,587
Insperity, Inc.	4,369	282,805
Kelly Services, Inc. Class A	4,098	64,810
Security Description	Shares	Value
Korn Ferry	6,202	$ 190,588
ManpowerGroup, Inc.	7,167	492,731
Nielsen Holdings PLC	43,233	642,442
Resources Connection, Inc.	4,030	48,239
Robert Half International, Inc.	14,205	750,450
TrueBlue, Inc. (a)	6,052	92,414
Verisk Analytics, Inc.	19,902	3,387,321
		14,217,511
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	40,535	1,832,993
Jones Lang LaSalle, Inc.	6,123	633,485
Marcus & Millichap, Inc. (a)	2,681	77,374
RE/MAX Holdings, Inc. Class A	2,363	74,269
Realogy Holdings Corp.	16,883	125,103
St. Joe Co. (a)	3,831	74,398
		2,817,622
ROAD & RAIL — 1.0%
ArcBest Corp.	4,022	106,623
Avis Budget Group, Inc. (a)	6,868	157,209
CSX Corp.	94,170	6,567,416
Heartland Express, Inc.	6,301	131,187
JB Hunt Transport Services, Inc.	10,307	1,240,344
Kansas City Southern	11,873	1,772,520
Knight-Swift Transportation Holdings, Inc. (b)	12,902	538,143
Landstar System, Inc.	4,632	520,220
Marten Transport, Ltd.	4,217	106,100
Norfolk Southern Corp.	31,520	5,533,966
Old Dominion Freight Line, Inc.	11,760	1,994,378
Ryder System, Inc.	6,292	236,013
Saia, Inc. (a)	3,040	337,987
Union Pacific Corp.	82,137	13,886,903
Werner Enterprises, Inc.	6,236	271,453
		33,400,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.8%
Advanced Energy Industries, Inc. (a)	4,097	277,736
Advanced Micro Devices, Inc. (a)	139,940	7,362,243
Analog Devices, Inc.	44,622	5,472,442
Applied Materials, Inc.	111,966	6,768,345
Axcelis Technologies, Inc. (a)	2,128	59,265
Broadcom, Inc.	48,086	15,176,422
Brooks Automation, Inc.	10,340	457,442
Cabot Microelectronics Corp.	3,553	495,786
CEVA, Inc. (a)	2,167	81,089
Cirrus Logic, Inc. (a)	6,964	430,236
Cohu, Inc.	4,594	79,660
Cree, Inc. (a)	12,401	734,015
Diodes, Inc. (a)	4,001	202,851
DSP Group, Inc. (a)	1,849	29,362
Enphase Energy, Inc. (a)	9,560	454,769
First Solar, Inc. (a) (b)	10,354	512,523
FormFactor, Inc. (a)	9,204	269,953

24

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Ichor Holdings, Ltd. (a)	1,739	$ 46,223
Intel Corp.	516,256	30,887,596
KLA Corp.	19,044	3,703,677
Kulicke & Soffa Industries, Inc.	8,410	175,180
Lam Research Corp.	17,504	5,661,844
Maxim Integrated Products, Inc.	32,937	1,996,312
MaxLinear, Inc. (a) (b)	9,308	199,750
Microchip Technology, Inc.	29,116	3,066,206
Micron Technology, Inc. (a)	134,280	6,918,106
MKS Instruments, Inc.	6,042	684,196
Monolithic Power Systems, Inc.	4,781	1,133,097
NVIDIA Corp.	74,226	28,199,200
Onto Innovation, Inc. (a)	5,402	183,884
PDF Solutions, Inc. (a)	4,061	79,433
Photronics, Inc. (a)	8,011	89,162
Power Integrations, Inc.	2,808	331,709
Qorvo, Inc. (a)	14,081	1,556,373
QUALCOMM, Inc.	138,326	12,616,714
Rambus, Inc. (a)	17,446	265,179
Semtech Corp. (a)	8,016	418,596
Silicon Laboratories, Inc. (a)	5,262	527,621
Skyworks Solutions, Inc.	20,532	2,625,222
SMART Global Holdings, Inc. (a)	1,575	42,808
SolarEdge Technologies, Inc. (a)	6,025	836,149
Synaptics, Inc. (a)	4,147	249,318
Teradyne, Inc.	20,456	1,728,737
Texas Instruments, Inc.	111,068	14,102,304
Ultra Clean Holdings, Inc. (a)	4,135	93,575
Universal Display Corp.	5,092	761,865
Veeco Instruments, Inc. (a)	6,047	81,574
Xilinx, Inc.	30,478	2,998,730
		161,124,479
SOFTWARE — 8.9%
8x8, Inc. (a) (b)	12,395	198,320
ACI Worldwide, Inc. (a)	14,718	397,239
Adobe, Inc. (a)	58,620	25,517,872
Agilysys, Inc. (a)	2,220	39,827
Alarm.com Holdings, Inc. (a)	4,838	313,551
ANSYS, Inc. (a)	10,291	3,002,193
Autodesk, Inc. (a)	26,637	6,371,304
Blackbaud, Inc.	6,141	350,528
Bottomline Technologies DE, Inc. (a)	4,197	213,082
Cadence Design Systems, Inc. (a)	34,009	3,263,504
CDK Global, Inc.	14,842	614,756
Ceridian HCM Holding, Inc. (a)	12,784	1,013,388
Citrix Systems, Inc.	13,450	1,989,389
CommVault Systems, Inc. (a)	6,331	245,010
Ebix, Inc.	3,512	78,528
Fair Isaac Corp. (a)	3,506	1,465,648
Fortinet, Inc. (a)	17,071	2,343,336
Intuit, Inc.	31,436	9,311,029
J2 Global, Inc. (a) (b)	4,651	293,990
LivePerson, Inc. (a) (b)	7,541	312,424
LogMeIn, Inc.	6,296	533,712
Manhattan Associates, Inc. (a)	8,543	804,751
Security Description	Shares	Value
Microsoft Corp.	921,604	$ 187,555,630
MicroStrategy, Inc. Class A (a)	830	98,181
NortonLifeLock, Inc.	69,490	1,377,987
OneSpan, Inc. (a)	4,129	115,323
Oracle Corp.	253,801	14,027,581
Paycom Software, Inc. (a)	6,047	1,872,937
Paylocity Holding Corp. (a)	4,260	621,491
Progress Software Corp.	6,314	244,667
PTC, Inc. (a)	12,649	983,966
Qualys, Inc. (a)	4,325	449,886
salesforce.com, Inc. (a)	109,902	20,587,942
ServiceNow, Inc. (a)	22,765	9,221,191
SPS Commerce, Inc. (a)	5,098	382,962
Synopsys, Inc. (a)	18,280	3,564,600
Teradata Corp. (a)	15,718	326,934
Tyler Technologies, Inc. (a)	4,555	1,580,038
Xperi Holding Corp.	10,991	162,227
		301,846,924
SPECIALTY RETAIL — 2.4%
Aaron's, Inc.	7,960	361,384
Abercrombie & Fitch Co. Class A (b)	5,954	63,351
Advance Auto Parts, Inc.	8,252	1,175,497
American Eagle Outfitters, Inc.	23,330	254,297
America's Car-Mart, Inc. (a)	900	79,083
Asbury Automotive Group, Inc. (a)	2,537	196,186
Ascena Retail Group, Inc. (a)	8	12
AutoNation, Inc. (a)	8,103	304,511
AutoZone, Inc. (a)	2,954	3,332,467
Barnes & Noble Education, Inc. (a)	24,120	38,592
Bed Bath & Beyond, Inc. (b)	17,919	189,941
Best Buy Co., Inc.	27,680	2,415,634
Boot Barn Holdings, Inc. (a) (b)	1,895	40,856
Buckle, Inc. (b)	5,177	81,175
Caleres, Inc.	6,127	51,099
CarMax, Inc. (a)	20,044	1,794,940
Cato Corp. Class A	4,762	38,953
Chico's FAS, Inc.	30,663	42,315
Children's Place, Inc. (b)	2,209	82,661
Conn's, Inc. (a)	3,759	37,928
Designer Brands, Inc. Class A (b)	10,459	70,807
Dick's Sporting Goods, Inc. (b)	7,816	322,488
Express, Inc. (a) (b)	24,373	37,534
Five Below, Inc. (a) (b)	6,269	670,219
Foot Locker, Inc.	13,830	403,283
GameStop Corp. Class A (a) (b)	12,409	53,855
Gap, Inc.	25,937	327,325
Genesco, Inc. (a)	3,496	75,723
Group 1 Automotive, Inc.	2,209	145,728
Guess?, Inc.	6,451	62,381
Haverty Furniture Cos., Inc.	2,174	34,784
Hibbett Sports, Inc. (a) (b)	5,517	115,526
Home Depot, Inc.	130,462	32,682,036
L Brands, Inc.	28,130	421,106
Lithia Motors, Inc. Class A	2,283	345,486
Lowe's Cos., Inc.	92,952	12,559,674

25

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Lumber Liquidators Holdings, Inc. (a)	11,549	$ 160,069
MarineMax, Inc. (a)	2,251	50,400
Michaels Cos., Inc. (a) (b)	15,135	107,005
Monro, Inc.	4,304	236,462
Murphy USA, Inc. (a)	2,815	316,941
Office Depot, Inc.	50,569	118,837
O'Reilly Automotive, Inc. (a)	9,256	3,902,978
Rent-A-Center, Inc.	4,191	116,594
RH (a) (b)	1,984	493,818
Ross Stores, Inc.	43,809	3,734,279
Sally Beauty Holdings, Inc. (a)	16,293	204,151
Shoe Carnival, Inc.	2,018	59,067
Signet Jewelers, Ltd. (b)	6,196	63,633
Sleep Number Corp. (a)	3,430	142,825
Sonic Automotive, Inc. Class A (b)	4,076	130,065
Tiffany & Co.	13,187	1,608,023
TJX Cos., Inc.	146,760	7,420,186
Tractor Supply Co.	14,358	1,892,241
Ulta Beauty, Inc. (a)	6,929	1,409,497
Urban Outfitters, Inc. (a) (b)	9,720	147,938
Williams-Sonoma, Inc.	9,500	779,095
Zumiez, Inc. (a)	4,669	127,837
		82,130,778
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.6%
3D Systems Corp. (a) (b)	10,046	70,222
Apple, Inc.	495,110	180,616,128
Diebold Nixdorf, Inc. (a) (b)	10,214	61,897
Hewlett Packard Enterprise Co.	156,899	1,526,627
HP, Inc.	179,536	3,129,313
NCR Corp. (a) (b)	16,216	280,861
NetApp, Inc.	27,527	1,221,373
Seagate Technology PLC	27,874	1,349,380
Western Digital Corp.	36,702	1,620,393
Xerox Holdings Corp.	22,452	343,291
		190,219,485
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	18,490	288,999
Carter's, Inc.	5,343	431,180
Columbia Sportswear Co.	4,118	331,828
Crocs, Inc. (a)	8,157	300,341
Deckers Outdoor Corp. (a)	3,316	651,229
Fossil Group, Inc. (a) (b)	8,428	39,190
G-III Apparel Group, Ltd. (a)	6,176	82,079
Hanesbrands, Inc.	43,809	494,604
Kontoor Brands, Inc. (a) (b)	5,758	102,550
Movado Group, Inc.	2,091	22,666
NIKE, Inc. Class B	151,023	14,807,805
Oxford Industries, Inc.	2,091	92,025
PVH Corp.	8,959	430,480
Ralph Lauren Corp.	6,128	444,403
Skechers U.S.A., Inc. Class A (a)	14,808	464,675
Steven Madden, Ltd.	9,455	233,444
Security Description	Shares	Value
Tapestry, Inc.	33,406	$ 443,632
Under Armour, Inc. Class A (a)	24,139	235,114
Under Armour, Inc. Class C (a)	23,637	208,951
Unifi, Inc. (a)	2,088	26,893
Vera Bradley, Inc. (a)	9,614	42,686
VF Corp.	39,799	2,425,351
Wolverine World Wide, Inc.	9,628	229,243
		22,829,368
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,412	185,737
Essent Group, Ltd.	11,883	430,997
Flagstar Bancorp, Inc.	6,149	180,965
HomeStreet, Inc.	4,002	98,489
Meta Financial Group, Inc.	4,290	77,949
New York Community Bancorp, Inc.	56,619	577,514
NMI Holdings, Inc. Class A (a)	5,809	93,409
Northfield Bancorp, Inc.	6,405	73,786
Northwest Bancshares, Inc.	12,548	128,303
Provident Financial Services, Inc.	8,251	119,227
TrustCo Bank Corp. NY	12,077	76,447
Walker & Dunlop, Inc.	4,051	205,831
Washington Federal, Inc.	9,616	258,094
		2,506,748
TOBACCO — 0.7%
Altria Group, Inc.	226,533	8,891,420
Philip Morris International, Inc.	188,555	13,210,163
Universal Corp.	1,440	61,215
Vector Group, Ltd.	13,873	139,562
		22,302,360
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	4,557	284,311
DXP Enterprises, Inc. (a)	3,704	73,747
Fastenal Co.	69,532	2,978,751
Foundation Building Materials, Inc. (a)	2,140	33,406
GATX Corp.	4,376	266,849
GMS, Inc. (a)	3,965	97,499
MSC Industrial Direct Co., Inc. Class A	6,171	449,311
NOW, Inc. (a)	6,591	56,880
United Rentals, Inc. (a)	9,144	1,362,822
Univar Solutions, Inc. (a)	90	1,517
Veritiv Corp. (a)	1,966	33,343
W.W. Grainger, Inc.	5,250	1,649,340
Watsco, Inc.	4,150	737,455
WESCO International, Inc.	3	105
		8,025,336
WATER UTILITIES — 0.1%
American States Water Co.	4,319	339,603
American Water Works Co., Inc.	21,907	2,818,555
California Water Service Group	6,348	302,800

26

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
Essential Utilities, Inc.	26,048	$ 1,100,267
		4,561,225
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
ESC NII Holdings, Inc. (b)	11,225	24,358
Shenandoah Telecommunications Co.	6,314	311,217
Spok Holdings, Inc.	2,184	20,421
Telephone & Data Systems, Inc.	12,545	249,395
T-Mobile US, Inc. (a)	66,155	6,890,043
		7,495,434
TOTAL COMMON STOCKS (Cost $3,266,309,344)		3,385,542,865
PREFERRED STOCKS — 0.0% (e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
GCI Liberty, Inc. 7.00% (Cost $14)	1	26
TRADING COMPANIES & DISTRIBUTORS — 0.0% (e)
WESCO International, Inc. 10.63% (Cost $150)	6	159
TOTAL PREFERRED STOCKS (Cost $164)		185
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (a)	2,364	2,080
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	875	74
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
T-Mobile US, Inc. (expiring 07/27/20) (a)	45,986	7,726
TOTAL RIGHTS (Cost $19,095)		10,012
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	310	—
Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22) (a)	248	$ —
Battalion Oil Corp. (expiring 10/08/22) (a)	398	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (f) (g)	3,411,166	3,412,531
State Street Navigator Securities Lending Portfolio II (c) (h)	7,437,155	7,437,155
TOTAL SHORT-TERM INVESTMENTS (Cost $10,849,380)		10,849,686
TOTAL INVESTMENTS — 100.1% (Cost $3,277,177,983)		3,396,402,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(4,445,570)
NET ASSETS — 100.0%		$ 3,391,957,178
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2020.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

27

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
June 30, 2020

At June 30, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	09/18/2020	$7,316,233	$7,416,480	$100,247
E-Mini Russell 2000 Index (long)	1	09/18/2020	68,992	71,880	2,888
E-mini S&P MidCap 400 Index (long)	3	09/18/2020	518,162	533,730	15,568
Total unrealized appreciation/depreciation on open futures contracts.					$118,703
During the period ended June 30, 2020, average notional value related to futures contracts was $9,069,822.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,384,894,634	$648,231	$ 0(a)	$3,385,542,865
Preferred Stocks	185	—	—	185
Rights	7,726	2,286	—	10,012
Warrants	—	0(b)	—	0
Short-Term Investments	10,849,686	—	—	10,849,686
TOTAL INVESTMENTS	$3,395,752,231	$650,517	$ 0	$3,396,402,748
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	118,703	—	—	118,703
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 118,703	$ —	$—	$ 118,703
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,395,870,934	$650,517	$—	$3,396,521,451
(a)	Fund held Level 3 securities that were valued at $0 at June 30, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at June 30, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Corp.	—	$ —	$ 4,414,736	$ 839,974	$(129,147)	$(708,834)	43,065	$ 2,736,781	$ 44,404
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	142,704,830	139,281,828	(10,777)	306	3,411,166	3,412,531	121,145
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,765
State Street Navigator Securities Lending Portfolio II	—	—	113,289,493	105,852,338	—	—	7,437,155	7,437,155	165,358
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	57,854,195	70,260,405	—	—	—	—	120,544
Total		$20,962,575	$335,429,257	$341,956,913	$(139,924)	$(708,528)		$13,586,467	$481,216
28	ARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.8%
ADVERTISING — 0.5%
Lamar Media Corp.:
3.75%, 2/15/2028 (a) (b)	$ 5,910,000	$ 5,599,784
5.75%, 2/1/2026 (b)	8,837,000	9,131,360
MDC Partners, Inc. 6.50%, 5/1/2024 (a) (b)	11,711,000	10,876,708
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a) (b)	5,082,000	4,643,373
5.00%, 8/15/2027 (a) (b)	9,197,000	8,301,304
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	13,058,000	12,556,051
		51,108,580
AEROSPACE & DEFENSE — 2.1%
Bombardier, Inc.:
7.50%, 12/1/2024 (a) (b)	13,512,000	8,778,611
7.88%, 4/15/2027 (a) (b)	25,362,000	16,531,459
8.75%, 12/1/2021 (a) (b)	12,812,000	10,428,584
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	6,709,000	5,105,348
Moog, Inc. 4.25%, 12/15/2027 (a) (b)	6,945,000	6,773,806
Signature Aviation US Holdings, Inc.:
4.00%, 3/1/2028 (a)	8,977,000	8,110,989
5.38%, 5/1/2026 (a) (b)	6,513,000	6,518,210
Spirit AeroSystems, Inc.:
4.60%, 6/15/2028 (b)	9,693,000	7,839,795
7.50%, 4/15/2025 (a) (b)	14,165,000	14,054,796
SSL Robotics LLC 9.75%, 12/31/2023 (a)	12,084,000	12,943,535
TransDigm, Inc.:
5.50%, 11/15/2027	32,875,000	28,687,054
6.25%, 3/15/2026 (a)	54,417,000	54,257,014
6.38%, 6/15/2026	12,573,000	11,471,102
7.50%, 3/15/2027 (b)	7,037,000	6,761,361
8.00%, 12/15/2025 (a)	13,629,000	14,315,765
Triumph Group, Inc. 6.25%, 9/15/2024 (a) (b)	7,205,000	6,124,250
		218,701,679
AGRICULTURE — 0.4%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,425,000	5,581,023
JBS Investments II GmbH:
5.75%, 1/15/2028 (a) (b)	9,973,000	10,075,822
7.00%, 1/15/2026 (a) (b)	12,574,000	13,112,544
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	11,850,000	11,379,081
Security Description	Principal Amount	Value
10.50%, 11/1/2026 (a)	$ 7,305,000	$ 7,340,064
		47,488,534
AIRLINES — 0.8%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a)	6,367,000	2,882,214
5.00%, 6/1/2022 (a)	9,767,000	5,658,609
American Airlines, Inc. 11.75%, 7/15/2025 (a)	26,600,000	25,256,966
Delta Air Lines, Inc.:
2.90%, 10/28/2024	12,431,000	10,051,334
3.63%, 3/15/2022	12,766,000	12,083,657
3.75%, 10/28/2029	7,974,000	6,384,303
3.80%, 4/19/2023	7,773,000	6,912,684
4.38%, 4/19/2028 (b)	6,825,000	5,612,198
7.38%, 1/15/2026 (b)	10,954,000	10,630,200
		85,472,165
APPAREL — 0.5%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	11,706,000	11,739,947
4.88%, 5/15/2026 (a) (b)	11,210,000	11,296,205
5.38%, 5/15/2025 (a)	7,874,000	7,968,016
Levi Strauss & Co. 5.00%, 5/1/2025 (a) (b)	5,917,000	5,950,668
Under Armour, Inc. 3.25%, 6/15/2026 (b)	7,563,000	6,670,717
William Carter Co.:
5.50%, 5/15/2025 (a)	6,174,000	6,360,949
5.63%, 3/15/2027 (a) (b)	6,281,000	6,468,111
		56,454,613
AUTO MANUFACTURERS — 2.7%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a) (b)	12,397,000	12,449,191
5.88%, 6/1/2029 (a)	6,142,000	6,390,874
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	9,483,000	9,159,061
Ford Motor Co.:
4.35%, 12/8/2026 (b)	10,452,000	9,729,140
8.50%, 4/21/2023	24,017,000	25,393,414
9.00%, 4/22/2025 (b)	26,062,000	28,174,586
9.63%, 4/22/2030 (b)	7,274,000	8,622,309
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	6,104,000	5,853,736
3.09%, 1/9/2023	10,106,000	9,629,300
3.10%, 5/4/2023	6,710,000	6,356,383
3.34%, 3/28/2022 (b)	5,713,000	5,555,378
3.35%, 11/1/2022	8,887,000	8,566,179
3.81%, 10/12/2021	8,872,000	8,790,821
3.81%, 1/9/2024	4,776,000	4,588,924
3.82%, 11/2/2027	4,385,000	3,988,464
4.06%, 11/1/2024 (b)	10,085,000	9,610,501
4.13%, 8/4/2025	9,568,000	9,077,736
4.14%, 2/15/2023 (b)	6,309,000	6,172,095
4.27%, 1/9/2027	6,024,000	5,619,910

29

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.54%, 8/1/2026	$ 5,283,000	$ 5,027,039
4.69%, 6/9/2025	3,445,000	3,366,936
5.11%, 5/3/2029 (b)	9,449,000	9,222,507
5.13%, 6/16/2025	811,000	813,620
5.58%, 3/18/2024 (b)	9,317,000	9,409,425
5.60%, 1/7/2022	9,960,000	10,036,094
Series GMTN, 4.39%, 1/8/2026	7,882,000	7,501,615
Series MTN, 3.55%, 10/7/2022 (b)	4,290,000	4,160,828
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a) (b)	6,825,000	5,362,334
Navistar International Corp.:
6.63%, 11/1/2025 (a)	14,191,000	13,455,055
9.50%, 5/1/2025 (a)	6,903,000	7,419,068
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	22,147,000	22,145,671
		281,648,194
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	11,490,060	9,436,671
Adient US LLC:
7.00%, 5/15/2026 (a) (b)	9,995,000	10,334,130
9.00%, 4/15/2025 (a)	7,489,000	8,065,279
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,709,000	8,556,331
Clarios Global L.P. 6.75%, 5/15/2025 (a)	6,353,000	6,612,266
Clarios Global L.P./Clarios US Finance Co.:
6.25%, 5/15/2026 (a) (b)	11,759,000	12,123,764
8.50%, 5/15/2027 (a) (b)	24,938,000	25,095,608
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	9,782,000	10,503,814
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	9,331,000	8,543,650
5.00%, 5/31/2026 (b)	11,230,000	10,460,184
5.13%, 11/15/2023 (b)	12,555,000	12,055,311
9.50%, 5/31/2025	10,127,000	10,836,194
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	4,364,000	4,297,275
Tenneco, Inc. 5.00%, 7/15/2026 (b)	6,822,000	4,643,394
		141,563,871
BANKS — 1.0%
CIT Group, Inc.:
4.75%, 2/16/2024	5,992,000	6,072,533
5.25%, 3/7/2025 (b)	6,038,000	6,263,821
SOFR + 3.83%, 3.93%, 6/19/2024 (c)	5,478,000	5,323,794
Deutsche Bank AG:
5.88%, 7/8/2031	6,800,000	6,783,068
Security Description	Principal Amount	Value
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	$ 12,496,000	$ 11,625,904
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	7,503,000	7,418,891
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	18,915,000	19,956,271
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	13,928,000	14,591,251
5 Year USD ICE Swap + 4.75%, 5.46%, 6/30/2035 (a) (c)	13,255,000	13,370,981
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b) (c)	15,778,000	17,966,724
		109,373,238
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	9,910,000	9,978,875
BUILDING MATERIALS — 1.0%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a) (b)	5,255,000	4,951,261
6.75%, 6/1/2027 (a)	10,601,000	10,852,032
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a) (b)	7,970,000	8,046,352
Griffon Corp. 5.75%, 3/1/2028 (b)	10,610,000	10,486,287
Masonite International Corp. 5.38%, 2/1/2028 (a)	5,850,000	5,988,528
Standard Industries, Inc.:
4.38%, 7/15/2030 (a)	8,196,000	8,196,082
4.75%, 1/15/2028 (a)	11,932,000	12,097,139
5.00%, 2/15/2027 (a) (b)	10,623,000	10,845,977
6.00%, 10/15/2025 (a) (b)	14,735,000	15,144,191
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	6,684,000	6,665,686
US Concrete, Inc. 6.38%, 6/1/2024 (b)	8,429,000	8,369,323
		101,642,858
CHEMICALS — 2.0%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	6,323,000	6,400,267
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. 4.75%, 6/15/2027 (a)	4,014,000	4,043,262
Blue Cube Spinco LLC:
9.75%, 10/15/2023	8,839,000	9,114,070
10.00%, 10/15/2025	6,488,000	6,760,885

30

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Chemours Co.:
5.38%, 5/15/2027 (b)	$ 6,179,000	$ 5,599,039
6.63%, 5/15/2023 (b)	11,640,000	11,141,459
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	6,192,000	5,254,531
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	9,371,000	9,161,933
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	8,719,000	9,486,969
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	6,584,000	6,376,736
Methanex Corp. 5.25%, 12/15/2029	8,595,000	7,579,157
OCI NV:
5.25%, 11/1/2024 (a) (b)	7,132,000	6,864,051
6.63%, 4/15/2023 (a) (b)	8,379,000	8,480,051
Olin Corp.:
5.00%, 2/1/2030 (b)	7,177,000	6,353,080
5.13%, 9/15/2027 (b)	6,027,000	5,669,900
5.63%, 8/1/2029 (b)	9,968,000	9,173,152
9.50%, 6/1/2025 (a) (b)	6,592,000	7,350,212
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	8,342,000	8,433,595
PolyOne Corp. 5.75%, 5/15/2025 (a)	7,880,000	8,110,648
PQ Corp. 6.75%, 11/15/2022 (a)	7,588,000	7,728,757
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	7,614,000	7,426,924
SPCM SA 4.88%, 9/15/2025 (a)	6,424,000	6,497,876
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	7,462,000	7,667,877
TPC Group, Inc. 10.50%, 8/1/2024 (a)	12,878,000	11,580,155
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	6,053,000	5,760,156
Tronox, Inc.:
6.50%, 5/1/2025 (a)	6,091,000	6,157,940
6.50%, 4/15/2026 (a) (b)	7,338,000	6,866,167
Valvoline, Inc.:
4.25%, 2/15/2030 (a)	6,201,000	6,079,770
4.38%, 8/15/2025 (a) (b)	251,000	252,491
WR Grace & Co-Conn 4.88%, 6/15/2027 (a)	5,161,000	5,239,086
		212,610,196
Security Description	Principal Amount	Value
COAL — 0.1%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a)	$ 699,000	$ 454,504
6.38%, 3/31/2025 (a)	6,948,000	3,800,556
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a) (b)	9,110,000	7,765,910
		12,020,970
COMMERCIAL SERVICES — 4.2%
Adani Abbot Point Terminal Pty, Ltd.:
4.45%, 12/15/2022 (a) (b)	6,154,000	5,200,561
Series REGS, 4.45%, 12/15/2022	1,202,000	1,015,774
ADT Security Corp. 4.88%, 7/15/2032 (a)	9,018,000	8,248,855
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	6,796,000	6,520,966
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	18,979,000	19,917,132
9.75%, 7/15/2027 (a)	13,331,000	14,044,608
APTIM Corp. 7.75%, 6/15/2025 (a)	5,875,000	2,232,500
APX Group, Inc.:
6.75%, 2/15/2027 (a)	7,755,000	7,261,627
7.88%, 12/1/2022	8,358,000	8,312,449
ASGN, Inc. 4.63%, 5/15/2028 (a) (b)	7,234,000	7,060,601
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	6,540,000	5,336,051
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 10.50%, 5/15/2025 (a) (b)	6,321,000	7,062,011
Brink's Co. 4.63%, 10/15/2027 (a) (b)	8,204,000	7,865,585
Cimpress NV 7.00%, 6/15/2026 (a)	8,808,000	8,132,162
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	12,637,000	13,392,945
8.25%, 11/15/2026 (a)	20,243,000	21,911,631
Garda World Security Corp. 4.63%, 2/15/2027 (a)	6,610,000	6,510,718
Gartner, Inc.:
4.50%, 7/1/2028 (a)	6,710,000	6,797,297
5.13%, 4/1/2025 (a) (b)	11,245,000	11,512,406
GW B-CR Security Corp. 9.50%, 11/1/2027 (a) (b)	7,739,000	8,192,041
Herc Holdings, Inc. 5.50%, 7/15/2027 (a) (b)	14,880,000	14,952,912

31

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Jaguar Holding Co. II/PPD Development L.P.:
4.63%, 6/15/2025 (a)	$ 6,643,000	$ 6,754,536
5.00%, 6/15/2028 (a)	8,467,000	8,666,313
Laureate Education, Inc. 8.25%, 5/1/2025 (a) (b)	10,494,000	10,911,661
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	20,446,000	19,012,735
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	6,212,000	6,132,176
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	9,471,000	9,699,062
5.75%, 4/15/2026 (a) (b)	17,043,000	17,669,842
6.25%, 1/15/2028 (a) (b)	16,002,000	15,085,886
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	6,600,000	6,784,800
Service Corp. International:
4.63%, 12/15/2027 (b)	7,283,000	7,589,105
5.13%, 6/1/2029 (b)	7,418,000	7,975,018
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	9,498,000	9,624,323
Sotheby's 7.38%, 10/15/2027 (a) (b)	8,404,000	7,855,471
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	9,400,000	5,595,068
United Rentals North America, Inc.:
3.88%, 11/15/2027	8,717,000	8,717,523
4.00%, 7/15/2030 (b)	8,771,000	8,492,345
4.63%, 10/15/2025 (b)	9,427,000	9,471,213
4.88%, 1/15/2028 (b)	20,578,000	21,085,659
5.25%, 1/15/2030	9,682,000	10,007,702
5.50%, 5/15/2027	12,113,000	12,539,256
5.88%, 9/15/2026	13,190,000	13,820,086
6.50%, 12/15/2026	14,765,000	15,506,203
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	14,018,000	15,102,993
		445,579,808
COMPUTERS — 1.0%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a) (b)	18,518,000	18,654,478
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a) (b)	20,128,000	20,880,787
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	12,482,000	3,172,425
NCR Corp.:
5.75%, 9/1/2027 (a) (b)	5,990,000	5,982,213
6.13%, 9/1/2029 (a) (b)	6,143,000	6,132,618
Security Description	Principal Amount	Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a) (b)	$ 11,988,000	$ 12,158,949
Vericast Corp. 8.38%, 8/15/2022 (a) (b)	10,956,400	9,172,808
Western Digital Corp. 4.75%, 2/15/2026 (b)	28,476,000	29,434,217
		105,588,495
COSMETICS/PERSONAL CARE — 0.2%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	6,641,000	6,643,125
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	7,340,000	6,450,025
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	9,099,000	9,322,381
		22,415,531
DISTRIBUTION & WHOLESALE — 0.9%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	5,666,000	5,501,289
5.88%, 5/15/2026 (a)	7,229,000	7,243,241
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	7,010,000	6,978,806
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	11,863,000	12,013,304
HD Supply, Inc. 5.38%, 10/15/2026 (a)	9,927,000	10,152,343
IAA, Inc. 5.50%, 6/15/2027 (a)	4,904,000	5,069,755
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	10,697,000	10,526,062
Performance Food Group, Inc. 5.50%, 10/15/2027 (a) (b)	13,453,000	12,982,414
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	6,462,000	6,528,236
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a) (b)	9,413,000	6,893,611
9.00%, 11/15/2026 (a)	13,366,000	9,786,585
13.13%, 11/15/2027 (a)	5,830,000	3,838,530
		97,514,176
DIVERSIFIED FINANCIAL SERVICES — 3.6%
AerCap Holdings NV (1 Year CMT + 4.535%), 5.88%, 10/10/2079 (b) (c)	9,252,000	6,714,546
AG Issuer LLC 6.25%, 3/1/2028 (a)	7,147,000	6,771,354
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	11,528,000	12,332,424

32

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Altice France Holding SA 10.50%, 5/15/2027 (a) (b)	$ 19,425,000	$ 21,470,258
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	9,873,000	7,897,314
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	7,308,000	6,253,602
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	23,653,000	16,700,437
goeasy, Ltd. 5.38%, 12/1/2024 (a)	7,007,000	6,970,494
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	14,138,000	13,289,720
5.25%, 5/15/2027	12,736,000	12,289,348
6.25%, 2/1/2022	14,998,000	15,095,787
6.25%, 5/15/2026	16,389,000	16,389,656
6.38%, 12/15/2025	9,218,000	9,126,373
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	11,215,000	11,357,206
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	7,761,000	7,455,993
8.13%, 7/15/2023 (a)	12,433,000	12,749,420
Navient Corp.:
5.00%, 3/15/2027	8,492,000	7,231,787
5.88%, 3/25/2021	317,000	311,516
6.50%, 6/15/2022	12,516,000	12,293,966
6.63%, 7/26/2021	8,321,000	8,154,580
6.75%, 6/25/2025	6,971,000	6,672,502
6.75%, 6/15/2026 (b)	6,888,000	6,531,133
7.25%, 9/25/2023	6,569,000	6,418,373
NFP Corp. 6.88%, 7/15/2025 (a) (b)	8,146,000	8,033,585
Quicken Loans LLC 5.25%, 1/15/2028 (a)	12,756,000	13,148,247
Springleaf Finance Corp.:
5.38%, 11/15/2029 (b)	9,282,000	8,689,716
5.63%, 3/15/2023	10,976,000	11,097,724
6.13%, 5/15/2022 (b)	12,700,000	12,941,554
6.13%, 3/15/2024	15,961,000	16,200,734
6.63%, 1/15/2028	9,972,000	9,925,530
6.88%, 3/15/2025	15,626,000	16,054,777
7.13%, 3/15/2026	20,225,000	20,924,785
8.88%, 6/1/2025	7,423,000	7,932,960
Vertical US Newco, Inc. 5.25%, 7/15/2027	4,420,000	4,420,000
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	7,487,000	5,565,087
Wand Merger Corp. 9.13%, 7/15/2026 (a) (b)	9,666,000	10,219,379
		375,631,867
Security Description	Principal Amount	Value
ELECTRIC — 2.4%
AES Corp.:
4.50%, 3/15/2023	$ 13,000	$ 13,150
5.13%, 9/1/2027	6,506,000	6,752,773
6.00%, 5/15/2026 (b)	6,662,000	6,933,077
Calpine Corp.:
4.50%, 2/15/2028 (a)	15,677,000	15,394,971
5.13%, 3/15/2028 (a) (b)	17,314,000	16,948,155
5.25%, 6/1/2026 (a) (b)	15,125,000	15,274,586
5.50%, 2/1/2024	252,000	252,542
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	10,613,000	10,811,145
5.75%, 10/15/2025	6,779,000	7,031,314
Drax Finco PLC 6.63%, 11/1/2025 (a)	7,173,000	7,445,789
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	5,248,000	5,249,259
4.25%, 7/15/2024 (a)	9,953,000	10,017,097
4.25%, 9/15/2024 (a) (b)	8,072,000	8,121,320
4.50%, 9/15/2027 (a) (b)	5,590,000	5,847,308
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	9,338,000	9,831,700
5.75%, 1/15/2028 (a)	840	888
5.75%, 1/15/2028 (b)	10,212,000	10,796,331
6.63%, 1/15/2027	16,270,000	17,041,849
7.25%, 5/15/2026	12,984,000	13,699,159
PG&E Corp.:
5.00%, 7/1/2028	10,515,000	10,529,721
5.25%, 7/1/2030	11,565,000	11,663,765
Talen Energy Supply LLC:
7.25%, 5/15/2027 (a)	10,547,000	10,584,125
10.50%, 1/15/2026 (a) (b)	8,423,000	6,695,190
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	16,429,000	16,599,862
5.50%, 9/1/2026 (a)	12,539,000	12,834,043
5.63%, 2/15/2027 (a)	16,304,000	16,729,371
		253,098,490
ELECTRICAL COMPONENTS & EQUIPMENT — 0.5%
Energizer Holdings, Inc.:
4.75%, 6/15/2028 (a) (d)	4,340,000	4,266,914
6.38%, 7/15/2026 (a)	9,647,000	9,984,645
7.75%, 1/15/2027 (a) (b)	9,027,000	9,643,634
Wesco Distribution, Inc. Co.:
7.13%, 6/15/2025 (a)	14,394,000	15,227,269
7.25%, 6/15/2028 (a)	13,183,000	14,010,893
		53,133,355
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	9,375,000	9,749,344

33

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	$ 6,364,125	$ 6,449,213
4.75%, 1/15/2030 (a) (b)	7,457,000	7,599,578
5.00%, 1/31/2028 (a) (b)	9,502,000	9,985,557
		33,783,692
ENGINEERING & CONSTRUCTION — 0.4%
AECOM 5.13%, 3/15/2027 (b)	12,277,000	13,190,040
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	12,912,000	11,655,921
Fluor Corp. 4.25%, 9/15/2028 (b)	6,148,000	5,292,936
PowerTeam Services LLC 9.03%, 12/4/2025 (a)	9,087,000	9,257,472
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	6,826,000	6,587,090
		45,983,459
ENTERTAINMENT — 3.1%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	6,276,000	1,983,906
5.88%, 11/15/2026	7,718,000	2,464,280
10.50%, 4/15/2025 (a) (b)	6,025,000	4,886,335
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	7,176,000	7,516,932
Cedar Fair L.P. 5.25%, 7/15/2029 (a) (b)	6,096,000	5,513,649
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op:
5.38%, 4/15/2027 (b)	6,361,000	5,693,095
5.50%, 5/1/2025 (a)	12,571,000	12,622,541
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a) (b)	3,409,000	3,269,538
5.50%, 4/1/2027 (a) (b)	7,533,000	7,371,794
Colt Merger Sub, Inc.:
5.75%, 7/1/2025 (a) (d)	11,940,000	12,051,281
6.25%, 7/1/2025 (a) (d)	28,940,000	28,915,112
8.13%, 7/1/2027 (a) (d)	20,725,000	20,100,556
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	21,068,000	18,333,584
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	11,408,000	11,925,923
6.00%, 9/15/2026 (b)	6,105,000	6,747,734
International Game Technology PLC:
5.25%, 1/15/2029 (a)	3,780,000	3,702,359
6.25%, 2/15/2022 (a)	285,000	287,839
6.25%, 1/15/2027 (a) (b)	9,638,000	9,810,520
Security Description	Principal Amount	Value
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	$ 6,322,000	$ 6,068,867
6.38%, 2/1/2024 (a)	6,964,000	6,785,791
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	11,826,000	10,205,483
4.88%, 11/1/2024 (a)	7,894,000	7,109,257
6.50%, 5/15/2027 (a)	14,209,000	14,637,686
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	6,768,000	5,589,488
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	17,343,000	16,081,817
7.00%, 5/15/2028 (a) (b)	8,915,000	7,117,736
7.25%, 11/15/2029 (a) (b)	6,709,000	5,383,100
8.25%, 3/15/2026 (a) (b)	14,064,000	12,609,923
8.63%, 7/1/2025 (a) (d)	5,045,000	4,727,064
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	12,971,000	11,605,802
5.50%, 4/15/2027 (a) (b)	6,623,000	5,918,247
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	8,929,000	9,268,838
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	14,006,000	14,773,389
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	7,906,000	8,269,281
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	3,240,000	3,279,852
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.:
5.13%, 10/1/2029 (a)	9,011,000	8,052,860
7.75%, 4/15/2025 (a) (b)	8,460,000	8,522,266
		329,203,725
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (b)	7,154,000	7,349,662
GFL Environmental, Inc.:
4.25%, 6/1/2025 (a) (b)	5,284,000	5,324,845
5.13%, 12/15/2026 (a)	6,449,000	6,657,496
Harsco Corp. 5.75%, 7/31/2027 (a)	6,704,000	6,731,554
Stericycle, Inc. 5.38%, 7/15/2024 (a)	7,506,000	7,710,388
Tervita Corp. 7.63%, 12/1/2021 (a)	8,175,000	6,560,029
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	5,754,000	5,489,776
		45,823,750

34

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
FOOD — 4.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a) (b)	$ 8,449,000	$ 8,555,373
4.63%, 1/15/2027 (a)	16,887,000	16,885,987
4.88%, 2/15/2030 (a) (b)	12,017,000	12,339,296
5.75%, 3/15/2025 (b)	15,574,000	15,907,284
5.88%, 2/15/2028 (a)	9,339,000	9,633,739
6.63%, 6/15/2024 (b)	15,474,000	15,963,443
7.50%, 3/15/2026 (a)	8,378,000	9,076,055
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	11,042,000	11,106,264
5.25%, 9/15/2027 (b)	7,181,000	7,187,391
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	5,627,000	5,475,127
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a)	6,114,000	6,180,337
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	11,070,000	9,556,399
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	148,000	149,632
6.75%, 2/15/2028 (a)	11,571,000	12,220,596
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a) (b)	14,317,000	14,662,469
6.50%, 4/15/2029 (a) (b)	18,171,000	19,272,163
Kraft Heinz Foods Co.:
3.00%, 6/1/2026 (b)	25,407,000	25,752,027
3.75%, 4/1/2030 (a) (b)	12,301,000	12,703,243
3.88%, 5/15/2027 (a)	16,637,000	17,384,168
3.95%, 7/15/2025 (b)	19,145,000	20,452,029
4.25%, 3/1/2031 (a)	16,900,000	17,905,212
4.63%, 1/30/2029	12,360,000	13,389,588
5.00%, 7/15/2035	324,000	356,387
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a) (b)	10,453,000	10,843,106
4.88%, 11/1/2026 (a) (b)	10,409,000	10,787,575
4.88%, 5/15/2028 (a)	6,206,000	6,571,347
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a) (b)	11,105,000	11,111,663
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	14,933,000	14,641,508
5.00%, 8/15/2026 (a)	21,261,000	21,361,777
5.50%, 12/15/2029 (a) (b)	8,965,000	9,301,187
5.63%, 1/15/2028 (a) (b)	12,044,000	12,437,598
5.75%, 3/1/2027 (a) (b)	16,753,000	17,278,709
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	8,121,000	7,800,058
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	7,884,000	8,063,361
US Foods, Inc.:
5.88%, 6/15/2024 (a) (b)	7,640,000	7,263,119
Security Description	Principal Amount	Value
6.25%, 4/15/2025 (a) (b)	$ 13,006,000	$ 13,232,565
		432,807,782
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	6,314,000	6,132,157
5.00%, 4/1/2025 (a) (b)	7,828,000	7,706,744
5.00%, 2/1/2028 (a) (b)	14,856,000	14,110,674
6.38%, 5/1/2025 (a) (b)	18,740,000	19,349,800
		47,299,375
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025	8,189,000	8,187,035
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	8,722,000	9,000,581
5.63%, 5/20/2024	8,262,000	8,574,386
5.75%, 5/20/2027	5,624,000	5,959,415
5.88%, 8/20/2026	8,557,000	9,096,605
		32,630,987
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	7,441,000	7,675,094
HEALTH CARE PRODUCTS — 0.8%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	19,434,000	20,258,001
9.00%, 10/1/2025 (a)	25,117,000	26,984,700
Hologic, Inc. 4.38%, 10/15/2025 (a)	12,500,000	12,643,000
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a) (b)	8,026,000	8,149,440
Teleflex, Inc.:
4.25%, 6/1/2028 (a)	7,518,000	7,718,129
4.63%, 11/15/2027	4,015,000	4,221,532
		79,974,802
HEALTH CARE SERVICES — 7.3%
Air Methods Corp. 8.00%, 5/15/2025 (a)	6,063,000	4,283,206
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a) (b)	6,451,000	6,643,433
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	4,061,000	4,218,161
Centene Corp.:
3.38%, 2/15/2030	25,093,000	25,317,833
4.25%, 12/15/2027	31,091,000	32,070,367

35

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.63%, 12/15/2029	$ 43,564,000	$ 45,964,376
4.75%, 1/15/2025	13,442,000	13,757,484
4.75%, 1/15/2025	12,458,000	12,740,423
5.25%, 4/1/2025 (a)	14,592,000	15,016,773
5.38%, 8/15/2026 (a)	9,557,000	9,943,676
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	22,227,000	23,132,306
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	6,848,000	6,843,960
5.50%, 4/1/2026 (a)	6,890,000	7,208,938
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	33,241,000	31,286,429
6.63%, 2/15/2025 (a) (b)	18,841,000	17,966,966
6.88%, 4/1/2028 (a)	22,603,000	8,927,733
8.00%, 3/15/2026 (a) (b)	26,803,000	25,339,020
8.00%, 12/15/2027 (a) (b)	8,477,000	8,091,551
8.13%, 6/30/2024 (a) (b)	18,661,000	12,616,702
8.63%, 1/15/2024 (a) (b)	13,869,000	13,570,955
9.88%, 6/30/2023 (a) (b) (e)	22,081,971	17,718,574
DaVita, Inc. 4.63%, 6/1/2030 (a)	23,053,000	22,939,810
Encompass Health Corp.:
4.50%, 2/1/2028	10,059,000	9,650,906
4.75%, 2/1/2030	9,964,000	9,556,173
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	8,714,000	4,291,209
HCA, Inc.:
3.50%, 9/1/2030 (b)	33,856,000	32,454,023
5.38%, 9/1/2026 (b)	12,214,000	13,269,534
5.63%, 9/1/2028 (b)	18,506,000	20,638,631
5.88%, 2/15/2026	18,892,000	20,707,143
5.88%, 2/1/2029 (b)	12,073,000	13,649,372
IQVIA, Inc.:
5.00%, 10/15/2026 (a) (b)	12,982,000	13,354,454
5.00%, 5/15/2027 (a)	14,329,000	14,613,861
LifePoint Health, Inc.:
4.38%, 2/15/2027 (a)	7,498,000	7,065,290
6.75%, 4/15/2025 (a)	7,991,000	8,205,718
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	9,606,000	9,552,783
6.25%, 1/15/2027 (a) (b)	13,057,000	13,058,567
Molina Healthcare, Inc.:
4.38%, 6/15/2028 (a)	9,882,000	9,886,546
5.38%, 11/15/2022	9,076,000	9,340,656
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	16,858,786	14,833,034
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	8,894,000	8,379,482
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	18,129,000	18,700,789
Select Medical Corp. 6.25%, 8/15/2026 (a)	15,469,000	15,637,457
Security Description	Principal Amount	Value
Tenet Healthcare Corp.:
4.63%, 7/15/2024	$ 23,424,000	$ 22,943,574
4.63%, 9/1/2024 (a) (b)	7,597,000	7,501,050
4.63%, 6/15/2028 (a)	6,995,000	6,845,237
4.88%, 1/1/2026 (a)	26,253,000	25,725,052
5.13%, 5/1/2025 (b)	17,052,000	16,477,348
5.13%, 11/1/2027 (a) (b)	18,465,000	18,266,686
6.25%, 2/1/2027 (a) (b)	19,217,000	19,059,805
7.50%, 4/1/2025 (a) (b)	8,617,000	9,162,111
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	9,202,000	8,924,836
		767,350,003
HOLDING COMPANIES-DIVERSIFIED — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	6,797,000	6,166,782
HOME BUILDERS — 0.8%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	7,087,000	5,911,267
6.25%, 9/15/2027 (a) (b)	8,071,000	7,713,616
Century Communities, Inc. 6.75%, 6/1/2027 (b)	4,889,000	5,041,928
Lennar Corp.:
4.13%, 1/15/2022 (b)	7,896,000	8,004,728
4.50%, 4/30/2024 (b)	6,324,000	6,592,643
4.75%, 4/1/2021	173,000	175,524
4.75%, 11/29/2027 (b)	11,188,000	12,135,176
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	5,688,000	5,484,028
5.25%, 12/15/2027 (a)	6,740,000	6,718,567
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a)	6,089,000	6,240,921
PulteGroup, Inc.:
5.00%, 1/15/2027 (b)	7,758,000	8,300,594
5.50%, 3/1/2026	7,166,000	7,819,253
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a) (b)	6,241,000	6,481,154
		86,619,399
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	7,528,000	7,683,077
HOUSEHOLD PRODUCTS & WARES — 0.2%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a) (b)	11,506,000	10,978,450

36

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	$ 4,808,000	$ 4,945,268
		15,923,718
HOUSEWARES — 0.5%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a) (d)	4,825,000	5,036,528
Newell Brands, Inc.:
4.35%, 4/1/2023	16,042,000	16,530,479
4.70%, 4/1/2026	25,412,000	26,652,105
4.88%, 6/1/2025	6,353,000	6,646,890
		54,866,002
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	11,597,000	11,078,382
8.13%, 2/15/2024 (a)	12,954,000	13,463,870
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a) (b)	12,345,000	12,256,980
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	7,224,000	7,585,200
Ardonagh Midco 2 PLC 11.50%, 1/15/2027 (a) (d)	3,000,000	3,008,970
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	6,459,000	6,743,002
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	5,993,000	5,985,089
HUB International, Ltd. 7.00%, 5/1/2026 (a) (b)	20,786,000	20,727,176
Radian Group, Inc. 6.63%, 3/15/2025 (b)	7,811,000	8,053,375
USI, Inc. 6.88%, 5/1/2025 (a)	6,555,000	6,607,440
		95,509,484
INTERNET — 2.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	7,606,000	7,775,614
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a) (b)	6,762,000	6,924,423
Match Group, Inc.:
4.13%, 8/1/2030 (a) (b)	5,757,000	5,641,917
4.63%, 6/1/2028 (a)	6,475,000	6,558,722
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	5,713,000	5,755,447
4.38%, 11/15/2026 (b)	12,565,000	13,074,636
4.88%, 4/15/2028 (b)	19,645,000	20,961,804
4.88%, 6/15/2030 (a)	11,559,000	12,391,941
5.38%, 11/15/2029 (a) (b)	11,187,000	12,254,352
5.88%, 2/15/2025	219,000	243,090
5.88%, 11/15/2028 (b)	23,619,000	26,876,296
6.38%, 5/15/2029	9,748,000	11,357,785
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a) (b)	13,896,000	14,080,956
Security Description	Principal Amount	Value
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a) (b)	$ 11,108,000	$ 10,495,727
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	9,372,000	9,374,062
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a) (b)	5,794,000	5,828,127
7.50%, 5/15/2025 (a)	12,372,000	12,470,234
7.50%, 9/15/2027 (a)	15,948,000	15,978,780
8.00%, 11/1/2026 (a) (b)	19,104,000	19,436,983
VeriSign, Inc. 4.75%, 7/15/2027	6,983,000	7,339,971
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	1,000	950
		224,821,817
INVESTMENT COMPANY SECURITY — 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	8,802,000	8,978,216
IRON/STEEL — 1.0%
ArcelorMittal 4.25%, 7/16/2029 (b)	5,649,000	5,719,725
ArcelorMittal SA:
3.60%, 7/16/2024	9,579,000	9,480,815
4.55%, 3/11/2026	9,141,000	9,257,822
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	8,108,000	8,061,379
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a) (b)	8,505,000	7,942,820
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (b)	6,812,000	5,619,832
6.75%, 3/15/2026 (a) (b)	10,719,000	10,386,925
9.88%, 10/17/2025 (a)	12,234,000	12,807,775
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	9,316,000	9,904,678
United States Steel Corp.:
6.25%, 3/15/2026 (b)	8,749,000	5,533,218
6.88%, 8/15/2025 (b)	9,783,000	6,654,592
12.00%, 6/1/2025 (a) (b)	13,105,000	13,428,693
		104,798,274
LEISURE TIME — 1.1%
Carnival Corp. 11.50%, 4/1/2023 (a)	40,610,000	44,059,007
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a) (b)	7,319,000	4,474,837
12.25%, 5/15/2024 (a)	8,569,000	8,954,605
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	7,960,000	4,998,960
9.13%, 6/15/2023 (a)	10,182,000	10,120,195

37

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	$ 7,984,000	$ 7,342,565
9.25%, 4/15/2025 (a) (b)	9,376,000	9,871,709
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	10,477,000	6,250,369
13.00%, 5/15/2025 (a)	8,561,000	8,990,334
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	8,904,000	6,704,534
		111,767,115
LODGING — 2.9%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a) (b)	12,283,000	10,564,117
6.00%, 8/15/2026	8,568,000	8,050,150
6.38%, 4/1/2026 (b)	9,543,000	9,069,190
8.63%, 6/1/2025 (a) (b)	8,223,000	8,596,735
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	5,279,000	5,116,512
10.75%, 9/1/2024 (a)	8,155,000	7,321,477
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	13,451,000	13,010,749
4.88%, 1/15/2030	10,427,000	10,267,780
5.13%, 5/1/2026	18,977,000	18,891,983
5.38%, 5/1/2025 (a) (b)	6,405,000	6,378,227
5.75%, 5/1/2028 (a)	6,261,000	6,344,835
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025	11,387,000	11,130,109
4.88%, 4/1/2027	7,184,000	7,013,165
Marriott Ownership Resorts, Inc. 6.13%, 9/15/2025 (a)	6,812,000	6,956,959
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026 (b)	10,845,000	10,960,174
Melco Resorts Finance, Ltd.:
5.38%, 12/4/2029 (a) (b)	5,767,000	5,751,660
Series REGS, 4.88%, 6/6/2025 (b)	11,861,000	11,971,900
Series REGS, 5.25%, 4/26/2026 (b)	9,040,000	9,142,785
Series REGS, 5.63%, 7/17/2027 (b)	7,954,000	8,022,086
MGM China Holdings, Ltd.:
5.25%, 6/18/2025 (a) (b)	2,709,000	2,759,929
5.38%, 5/15/2024 (a) (b)	10,986,000	11,156,832
5.88%, 5/15/2026 (a) (b)	9,395,000	9,699,116
MGM Resorts International:
4.63%, 9/1/2026	24,000	22,105
5.50%, 4/15/2027 (b)	8,326,000	8,047,079
5.75%, 6/15/2025 (b)	8,428,000	8,361,587
6.75%, 5/1/2025 (b)	9,822,000	9,736,156
Security Description	Principal Amount	Value
Station Casinos LLC:
4.50%, 2/15/2028 (a)	$ 9,510,000	$ 8,105,563
5.00%, 10/1/2025 (a) (b)	6,230,000	5,488,630
Studio City Co., Ltd. 7.25%, 11/30/2021 (a) (b)	10,667,000	10,773,670
Studio City Finance, Ltd.:
7.25%, 2/11/2024 (a)	1,042,000	1,072,562
Series REGS, 7.25%, 2/11/2024 (b)	5,159,000	5,310,314
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	6,672,000	6,482,248
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a) (b)	12,245,000	10,586,415
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a)	8,233,000	8,086,288
5.13%, 12/15/2029 (a) (b)	9,685,000	9,471,930
5.50%, 1/15/2026 (a) (b)	8,561,000	8,474,192
5.50%, 10/1/2027 (a) (b)	10,670,000	10,520,727
		308,715,936
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	7,931,000	7,279,627
MACHINERY-DIVERSIFIED — 0.2%
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	7,290,000	7,172,412
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,708,000	6,738,857
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	7,854,000	7,437,345
		21,348,614
MEDIA — 9.6%
Altice Financing SA:
5.00%, 1/15/2028 (a)	14,944,000	14,864,498
7.50%, 5/15/2026 (a) (b)	34,289,000	35,953,731
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	10,059,000	9,907,713
5.00%, 4/1/2024	12,340,000	12,244,365
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	4,915,000	4,959,972
4.50%, 8/15/2030 (a)	26,814,000	27,347,330
4.50%, 5/1/2032 (a) (b)	13,877,000	14,062,535
4.75%, 3/1/2030 (a)	29,861,000	30,571,692
5.00%, 2/1/2028 (a) (b)	24,798,000	25,609,639
5.13%, 5/1/2027 (a)	32,382,000	33,499,827
5.38%, 6/1/2029 (a)	14,951,000	15,772,258
5.50%, 5/1/2026 (a)	15,531,000	16,084,059
5.75%, 2/15/2026 (a) (b)	24,688,000	25,593,556

38

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.88%, 4/1/2024 (a)	$ 16,731,000	$ 17,249,326
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	8,430,000	5,792,927
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	106,036
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	15,834,000	15,206,815
9.25%, 2/15/2024 (b)	25,674,000	23,817,000
CSC Holdings LLC:
4.13%, 12/1/2030 (a)	10,051,000	9,991,197
4.63%, 12/1/2030 (a)	5,817,000	5,670,004
5.38%, 2/1/2028 (a)	13,238,000	13,749,516
5.50%, 5/15/2026 (a)	19,965,000	20,547,179
5.50%, 4/15/2027 (a)	16,927,000	17,590,200
5.75%, 1/15/2030 (a)	29,762,000	30,970,635
6.50%, 2/1/2029 (a)	23,958,000	26,229,698
6.63%, 10/15/2025 (a) (b)	13,136,000	13,645,020
7.50%, 4/1/2028 (a)	13,357,650	14,573,597
7.75%, 7/15/2025 (a)	8,629,250	8,975,456
10.88%, 10/15/2025 (a)	20,368,700	21,900,223
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	6,916,000	6,382,984
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	38,266,000	27,658,665
6.63%, 8/15/2027 (a) (b)	23,062,000	12,343,474
DISH DBS Corp.:
7.38%, 7/1/2028 (a) (d)	10,085,000	10,117,776
7.75%, 7/1/2026 (b)	26,082,000	27,640,921
Dolya Holdco 18 DAC 5.00%, 7/15/2028 (a)	5,715,000	5,691,283
Gray Television, Inc.:
5.13%, 10/15/2024 (a) (b)	6,970,000	6,958,081
5.88%, 7/15/2026 (a) (b)	9,112,000	9,077,101
7.00%, 5/15/2027 (a) (b)	9,669,000	9,974,927
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	6,388,000	5,902,001
5.25%, 8/15/2027 (a) (b)	9,167,000	8,781,986
6.38%, 5/1/2026 (b)	10,180,030	10,142,567
8.38%, 5/1/2027 (b)	18,730,147	17,148,386
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	16,028,000	16,368,274
Meredith Corp. 6.88%, 2/1/2026 (b)	15,870,000	13,263,511
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a) (b)	10,220,000	10,352,860
5.63%, 7/15/2027 (a) (b)	21,702,000	21,546,831
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a) (b)	8,020,000	7,599,271
Security Description	Principal Amount	Value
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a) (b)	$ 5,837,000	$ 5,389,477
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	12,828,000	12,902,146
4.13%, 7/1/2030 (a) (b)	12,456,000	12,356,726
4.63%, 7/15/2024 (a)	19,168,000	19,645,092
5.00%, 8/1/2027 (a)	17,854,000	18,223,042
5.38%, 7/15/2026 (a) (b)	13,178,000	13,644,633
5.50%, 7/1/2029 (a) (b)	15,505,000	16,323,354
TEGNA, Inc.:
4.63%, 3/15/2028 (a)	12,984,000	11,922,948
5.00%, 9/15/2029 (a) (b)	14,660,000	13,728,357
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	12,650,000	13,158,150
Univision Communications, Inc. 6.63%, 6/1/2027 (a) (b)	13,878,000	13,289,156
UPC Holding B.V. 5.50%, 1/15/2028 (a)	8,069,000	7,764,557
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (b) (c)	5,109,200	5,055,962
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	7,531,000	7,705,945
Videotron, Ltd. 5.13%, 4/15/2027 (a)	7,919,000	8,253,974
Virgin Media Finance PLC 5.00%, 7/15/2030 (a)	11,271,000	11,032,618
Virgin Media Secured Finance PLC:
4.50%, 8/15/2030 (a) (b)	6,640,000	6,662,178
5.50%, 8/15/2026 (a)	10,470,000	10,732,169
5.50%, 5/15/2029 (a)	16,993,000	17,800,847
Ziggo B.V.:
4.88%, 1/15/2030 (a) (b)	8,440,000	8,440,253
5.50%, 1/15/2027 (a)	23,264,000	23,532,467
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	5,290,000	5,244,770
6.00%, 1/15/2027 (a)	8,079,000	8,177,160
		1,010,422,884
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	11,546,000	11,491,272
MINING — 1.6%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	5,600,000	5,775,168
6.75%, 9/30/2024 (a) (b)	9,317,000	9,557,099
7.00%, 9/30/2026 (a)	6,299,000	6,521,796
Arconic Corp.:
6.00%, 5/15/2025 (a)	8,797,000	9,095,570

39

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.13%, 2/15/2028 (a) (b)	$ 7,841,000	$ 7,871,266
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a) (b)	5,725,000	6,110,350
Constellium NV 5.88%, 2/15/2026 (a) (b)	4,264,000	4,273,040
Constellium SE 6.63%, 3/1/2025 (a) (b)	8,580,000	8,708,099
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (b)	7,647,000	7,657,859
4.75%, 5/15/2022 (a)	9,936,000	10,120,213
5.13%, 3/15/2023 (a) (b)	5,991,000	6,176,721
5.13%, 5/15/2024 (a) (b)	8,075,000	8,376,359
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028 (b)	9,562,000	9,227,139
4.25%, 3/1/2030 (b)	5,655,000	5,485,294
5.00%, 9/1/2027	9,455,000	9,510,217
5.25%, 9/1/2029 (b)	5,892,000	6,027,634
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a)	70,000	66,900
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	6,341,000	6,472,639
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	6,795,000	6,502,747
Novelis Corp.:
4.75%, 1/30/2030 (a)	19,850,000	18,963,301
5.88%, 9/30/2026 (a)	19,114,000	19,087,240
		171,586,651
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc.:
7.88%, 11/1/2024 (a) (b)	6,663,000	5,800,142
12.25%, 11/15/2026 (a) (b)	9,785,000	9,495,951
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a) (b)	6,646,000	6,561,795
Koppers, Inc. 6.00%, 2/15/2025 (a)	7,538,000	7,332,062
		29,189,950
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	7,951,000	8,001,330
4.25%, 4/1/2028 (b)	7,365,000	7,483,871
5.00%, 9/1/2025	7,233,000	7,438,345
Pitney Bowes, Inc. 4.63%, 10/1/2021	200	183
Xerox Corp. 4.13%, 3/15/2023 (b)	12,486,000	12,486,999
		35,410,728
Security Description	Principal Amount	Value
OIL & GAS — 7.0%
Aker BP ASA:
5.88%, 3/31/2025 (a)	$ 6,130,000	$ 6,228,693
Series REGS, 5.88%, 3/31/2025	473,000	480,615
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	7,464,000	4,430,183
5.63%, 6/1/2023 (b)	562,000	363,136
Apache Corp.:
4.25%, 1/15/2030	6,965,000	6,024,377
4.38%, 10/15/2028 (b)	12,342,000	10,926,002
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	7,389,000	4,794,205
10.00%, 4/1/2022 (a)	12,269,000	10,547,537
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	6,493,000	3,230,332
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	3,878,000	77,638
California Resources Corp. 8.00%, 12/15/2022 (a)	8,589,000	338,149
Callon Petroleum Co.:
6.13%, 10/1/2024	5,336,100	1,998,423
6.25%, 4/15/2023	2,177,000	828,174
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	6,864,000	6,620,191
Cenovus Energy, Inc. 4.25%, 4/15/2027 (b)	11,971,000	10,837,825
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	6,962,000	6,407,059
Comstock Resources, Inc.:
9.75%, 8/15/2026 (b)	10,711,000	10,015,213
9.75%, 8/15/2026	3,737,000	3,507,735
Continental Resources, Inc. 4.38%, 1/15/2028 (b)	13,036,000	11,509,615
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	7,927,000	7,181,862
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	15,194,000	13,625,068
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	7,942,000	7,282,496
Denbury Resources, Inc. 7.75%, 2/15/2024 (a)	6,964,000	2,629,885
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	6,549,000	6,285,861
5.75%, 1/30/2028 (a)	11,227,000	10,817,776
6.63%, 7/15/2025 (a)	5,265,000	5,324,705
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	8,096,000	3,544,834

40

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (f)	$ 756,000	$ 175,294
EQT Corp.:
3.00%, 10/1/2022 (b)	9,507,000	8,925,552
3.90%, 10/1/2027 (b)	16,005,000	13,013,665
6.13%, 2/1/2025 (b)	12,103,000	12,059,187
7.00%, 2/1/2030 (b)	10,530,000	10,841,688
Gulfport Energy Corp.:
6.00%, 10/15/2024	8,515,568	4,414,130
6.38%, 5/15/2025	6,244,000	3,116,193
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 10/1/2025 (a) (b)	5,743,000	4,774,558
6.25%, 11/1/2028 (a)	7,546,000	5,995,523
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	8,146,000	7,565,598
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (b)	6,661,000	5,316,544
Jagged Peak Energy LLC 5.88%, 5/1/2026	5,293,000	5,156,282
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	538,000	61,493
Laredo Petroleum, Inc. 9.50%, 1/15/2025 (b)	7,928,000	5,475,235
Matador Resources Co. 5.88%, 9/15/2026	14,113,000	10,469,023
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	649,000	603,895
7.13%, 2/1/2027 (a)	14,832,000	12,322,129
Montage Resources Corp. 8.88%, 7/15/2023 (b)	7,583,000	5,994,892
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	10,291,000	5,141,898
10.50%, 5/15/2027 (a)	6,346,000	3,361,032
Murphy Oil Corp.:
5.75%, 8/15/2025 (b)	6,504,000	5,850,283
5.88%, 12/1/2027	6,615,000	5,875,774
6.88%, 8/15/2024	8,007,000	7,496,314
Nabors Industries, Inc.:
5.50%, 1/15/2023	40,520	19,071
5.75%, 2/1/2025	11,507,000	4,655,962
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	8,224,000	5,134,654
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	12,096,000	10,546,260
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a)	11,287,000	2,692,852
Occidental Petroleum Corp.:
2.60%, 8/13/2021	18,753,000	18,350,373
2.70%, 8/15/2022 (b)	25,004,000	23,279,474
2.90%, 8/15/2024	37,445,000	32,000,497
3.00%, 2/15/2027 (b)	8,987,000	6,961,330
Security Description	Principal Amount	Value
3.20%, 8/15/2026 (b)	$ 13,010,000	$ 10,586,107
3.40%, 4/15/2026 (b)	15,475,000	12,663,038
3.50%, 8/15/2029 (b)	18,526,000	13,558,624
5.55%, 3/15/2026 (b)	13,226,000	12,038,437
6.95%, 7/1/2024	8,091,000	7,933,630
7.50%, 5/1/2031	11,817,000	10,988,865
8.00%, 7/15/2025 (d)	4,790,000	4,813,998
8.50%, 7/15/2027 (d)	6,850,000	6,881,716
8.88%, 7/15/2030 (d)	9,070,000	9,104,647
Pacific Drilling SA 8.38%, 10/1/2023 (a)	10,815,000	2,221,509
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a) (b)	6,515,000	6,741,396
6.00%, 4/1/2026 (a)	6,601,000	6,788,138
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	8,000,000	7,782,880
5.63%, 10/15/2027 (a) (b)	8,614,000	8,486,685
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028 (b)	7,744,000	5,835,491
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a) (b)	12,335,000	10,297,998
7.25%, 6/15/2025 (b)	9,384,000	8,549,106
9.25%, 5/15/2025 (a)	12,275,000	13,097,179
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	8,067,000	7,335,726
Puma International Financing SA:
5.00%, 1/24/2026 (a)	9,931,000	8,337,770
5.13%, 10/6/2024 (a)	7,984,000	6,702,648
QEP Resources, Inc. 5.63%, 3/1/2026	7,323,000	4,630,479
Range Resources Corp.:
5.00%, 8/15/2022 (b)	104,000	94,720
5.00%, 3/15/2023 (b)	9,800,000	8,503,852
9.25%, 2/1/2026 (a) (b)	6,854,000	6,170,382
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	10,662,000	9,290,440
SM Energy Co.:
6.63%, 1/15/2027	1,473,000	727,515
6.75%, 9/15/2026	1,249,000	633,218
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	9,597,000	8,406,492
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (b)	7,284,000	7,290,410
4.88%, 1/15/2023	12,910,000	12,859,393
5.50%, 2/15/2026	9,872,000	9,588,476
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	8,141,918	7,073,128
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	6,031,087	5,532,437
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	7,126,000	6,291,189

41

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	$ 7,631,000	$ 6,494,363
Transocean, Inc.:
7.25%, 11/1/2025 (a)	9,413,000	5,250,195
7.50%, 1/15/2026 (a)	9,469,000	5,160,889
8.00%, 2/1/2027 (a)	9,544,000	5,271,438
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	7,644,000	4,604,898
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a) (b)	7,049,000	6,899,138
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	7,504,500	4,692,189
WPX Energy, Inc.:
4.50%, 1/15/2030 (b)	10,350,000	9,106,965
5.25%, 10/15/2027 (b)	6,608,000	6,180,793
5.75%, 6/1/2026 (b)	6,428,000	6,208,484
5.88%, 6/15/2028 (b)	3,530,000	3,403,097
		734,614,412
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	6,290,000	5,791,895
6.88%, 4/1/2027 (a)	6,047,000	5,704,256
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	9,000	624
SESI LLC:
7.13%, 12/15/2021 (a)	3,496,000	1,567,327
7.75%, 9/15/2024	6,821,380	2,431,413
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	9,742,000	9,459,092
6.88%, 9/1/2027	9,322,000	8,888,713
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	25,872,000	17,919,982
		51,763,302
PACKAGING & CONTAINERS — 2.6%
ARD Finance SA 6.50%, 6/30/2027 (a)	14,744,000	14,598,182
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a)	16,379,000	16,108,255
5.25%, 4/30/2025 (a)	9,198,000	9,450,577
5.25%, 8/15/2027 (a) (b)	10,945,000	10,746,348
5.25%, 8/15/2027 (a)	12,850,000	12,609,448
6.00%, 2/15/2025 (a)	7,392,000	7,569,112
Ball Corp. 4.88%, 3/15/2026 (b)	8,748,000	9,483,269
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	5,689,000	5,607,420
Security Description	Principal Amount	Value
4.88%, 7/15/2026 (a)	$ 15,729,000	$ 15,880,156
5.13%, 7/15/2023	240,000	241,430
5.63%, 7/15/2027 (a) (b)	5,980,000	6,154,257
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	9,644,000	9,857,229
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,436,000	7,150,012
7.88%, 7/15/2026 (a) (b)	5,504,000	5,333,321
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	6,404,000	6,531,184
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	9,598,000	10,004,475
10.50%, 7/15/2027 (a)	8,254,000	8,781,843
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	19,426,000	19,098,672
7.25%, 4/15/2025 (a) (b)	16,770,000	15,184,061
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	8,936,000	9,204,080
6.63%, 5/13/2027 (a) (b)	9,286,000	9,710,370
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	6,918,000	6,720,076
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	20,325,800	20,426,210
7.00%, 7/15/2024 (a)	10,524,000	10,570,095
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	7,033,000	6,985,809
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	12,763,000	12,966,442
8.50%, 8/15/2027 (a) (b)	8,627,000	9,219,330
		276,191,663
PHARMACEUTICALS — 2.6%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	22,402,000	23,887,477
9.25%, 4/1/2026 (a) (b)	20,048,000	21,733,235
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	15,977,000	15,054,967
5.25%, 1/30/2030 (a)	16,136,000	15,290,796
5.50%, 11/1/2025 (a) (b)	20,523,000	21,030,123
5.75%, 8/15/2027 (a) (b)	5,304,000	5,619,535
5.88%, 5/15/2023 (a)	58,040	58,040
6.25%, 2/15/2029 (a)	17,789,000	17,888,085
7.00%, 3/15/2024 (a)	22,453,000	23,283,985
7.00%, 1/15/2028 (a)	9,527,000	9,824,814
7.25%, 5/30/2029 (a)	9,903,000	10,397,061
9.00%, 12/15/2025 (a)	20,642,000	22,260,746
Elanco Animal Health, Inc.:
5.65%, 8/28/2028 (b)	8,633,000	9,572,098

42

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.66%, 8/27/2021	$ 5,943,000	$ 6,110,177
5.02%, 8/28/2023	8,989,000	9,444,652
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	202,000	151,419
6.00%, 6/30/2028 (a)	14,102,000	9,095,790
9.50%, 7/31/2027 (a)	10,257,000	10,848,829
Herbalife Nutrition, Ltd./HLF Financing, Inc. 7.88%, 9/1/2025 (a)	8,167,000	8,425,894
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	8,874,000	9,232,332
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	5,502,000	1,070,909
5.75%, 8/1/2022 (a)	287,000	73,004
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (b)	24,289,000	24,914,442
		275,268,410
PIPELINES — 3.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	9,854,000	9,948,894
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	9,290,000	7,922,140
5.75%, 3/1/2027 (a)	7,932,000	6,443,243
5.75%, 1/15/2028 (a) (b)	8,277,000	6,598,756
Buckeye Partners L.P.:
3.95%, 12/1/2026 (b)	5,947,000	5,611,054
4.13%, 3/1/2025 (a) (b)	6,290,000	6,028,776
4.15%, 7/1/2023 (b)	986,000	960,472
4.50%, 3/1/2028 (a)	6,124,000	5,717,550
Cheniere Energy Partners L.P.:
5.25%, 10/1/2025	19,206,000	19,138,011
5.63%, 10/1/2026	14,518,000	14,408,970
Cheniere Energy, Inc. 4.88%, 5/28/2021 (a)	18,020,000	18,309,581
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	7,405,000	6,156,887
5.75%, 4/1/2025 (b)	6,642,000	5,771,499
6.25%, 4/1/2023	9,417,000	8,378,493
DCP Midstream Operating L.P.:
5.13%, 5/15/2029 (b)	7,537,000	7,214,643
5.38%, 7/15/2025	8,222,000	8,127,365
5.63%, 7/15/2027 (b)	3,940,000	3,974,554
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	36,395
EnLink Midstream LLC 5.38%, 6/1/2029 (b)	6,413,000	4,810,840
Security Description	Principal Amount	Value
EnLink Midstream Partners L.P. 4.85%, 7/15/2026	$ 478,000	$ 354,418
EQM Midstream Partners L.P.:
4.13%, 12/1/2026 (b)	6,256,000	5,732,686
4.75%, 7/15/2023	14,690,000	14,801,938
5.50%, 7/15/2028 (b)	11,367,000	10,825,249
6.00%, 7/1/2025 (a)	7,934,000	8,069,116
6.50%, 7/1/2027 (a) (b)	9,300,000	9,557,238
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	7,160,000	6,149,796
7.75%, 2/1/2028	9,025,000	7,942,000
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	31,000	28,523
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	6,954,000	6,688,635
5.63%, 2/15/2026 (a) (b)	8,600,000	8,519,418
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	6,868,000	6,542,525
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	7,602,000	6,329,197
NuStar Logistics L.P.:
5.63%, 4/28/2027 (b)	6,050,000	5,846,841
6.00%, 6/1/2026	7,877,000	7,573,420
Rockies Express Pipeline LLC 4.95%, 7/15/2029 (a) (b)	5,578,000	5,197,302
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	6,635,000	6,141,091
5.50%, 9/15/2024 (a)	11,437,000	10,380,793
5.50%, 1/15/2028 (a) (b)	9,775,000	8,358,016
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028 (b)	8,182,000	7,690,835
5.50%, 3/1/2030 (a)	11,489,000	11,059,771
5.88%, 4/15/2026 (b)	12,042,000	11,967,701
6.50%, 7/15/2027	8,995,000	9,096,913
6.75%, 3/15/2024 (b)	7,649,000	7,695,429
6.88%, 1/15/2029 (b)	8,609,000	9,019,649
Western Midstream Operating L.P.:
3.10%, 2/1/2025 (b)	12,406,000	11,799,843
4.05%, 2/1/2030 (b)	15,033,000	14,460,243
4.50%, 3/1/2028	5,000	4,734
4.65%, 7/1/2026 (b)	5,895,000	5,652,185
		369,043,628

43

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
REAL ESTATE — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a) (b)	$ 7,955,000	$ 8,340,101
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	9,140,000	8,744,604
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a) (b)	8,111,000	8,117,813
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	13,204,000	12,278,532
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	6,251,000	5,696,224
Newmark Group, Inc. 6.13%, 11/15/2023	8,069,000	8,025,266
Realogy Group LLC/Realogy Co-Issuer Corp.:
7.63%, 6/15/2025 (a)	6,040,000	6,064,100
9.38%, 4/1/2027 (a) (b)	7,576,000	7,069,999
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	7,930,000	3,842,402
		68,179,041
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a) (b)	13,644,000	11,527,270
Diversified Healthcare Trust 9.75%, 6/15/2025	12,478,000	13,410,606
ESH Hospitality, Inc. 4.63%, 10/1/2027 (a)	8,982,000	8,453,319
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (b)	6,559,000	6,707,102
Iron Mountain, Inc.:
4.88%, 9/15/2027 (a) (b)	13,370,500	13,035,302
4.88%, 9/15/2029 (a)	13,264,000	12,890,353
5.00%, 7/15/2028 (a)	3,850,000	3,783,665
5.25%, 3/15/2028 (a) (b)	11,406,000	11,348,286
5.25%, 7/15/2030 (a)	12,700,000	12,553,061
5.63%, 7/15/2032 (a)	4,170,000	4,171,293
iStar, Inc.:
4.25%, 8/1/2025 (b)	7,415,000	6,757,586
4.75%, 10/1/2024 (b)	10,474,000	9,826,393
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	10,270,000	8,210,968
5.25%, 3/15/2022 (a)	6,204,000	5,949,264
Security Description	Principal Amount	Value
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026 (b)	$ 5,842,000	$ 5,753,727
4.63%, 6/15/2025 (a)	5,149,000	5,067,182
5.63%, 5/1/2024 (b)	13,025,000	13,484,131
5.75%, 2/1/2027	7,804,000	8,073,238
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029 (b)	9,367,000	9,432,850
5.00%, 10/15/2027	18,260,000	18,789,175
5.25%, 8/1/2026	6,552,000	6,815,521
6.38%, 3/1/2024	6,337,000	6,527,110
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	7,948,500	8,127,182
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a) (b)	8,765,000	7,795,679
SBA Communications Corp.:
3.88%, 2/15/2027 (a)	18,257,000	18,198,760
4.00%, 10/1/2022	9,239,000	9,332,314
4.88%, 9/1/2024	13,737,000	14,062,979
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	8,966,000	7,432,724
Service Properties Trust:
4.35%, 10/1/2024	12,334,000	11,114,784
7.50%, 9/15/2025	8,758,000	9,263,775
Starwood Property Trust, Inc. 5.00%, 12/15/2021	9,501,500	9,250,850
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	8,477,000	7,769,001
7.88%, 2/15/2025 (a)	28,684,000	29,129,749
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC 6.00%, 4/15/2023 (a)	587,000	574,491
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a) (b)	9,400,000	8,840,982
3.75%, 2/15/2027 (a)	11,091,000	10,411,011
4.13%, 8/15/2030 (a) (b)	12,367,000	11,790,574
4.25%, 12/1/2026 (a)	16,092,000	15,460,711
4.63%, 12/1/2029 (a) (b)	13,136,000	12,878,140
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	10,963,000	6,317,209
		400,318,317

44

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	$ 8,245,000	$ 7,998,310
4.25%, 5/15/2024 (a)	18,712,000	18,725,660
4.38%, 1/15/2028 (a) (b)	8,942,000	8,764,054
5.00%, 10/15/2025 (a)	34,023,000	33,828,048
5.75%, 4/15/2025 (a) (b)	6,314,000	6,635,509
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	16,750,000	14,981,870
Carvana Co. 8.88%, 10/1/2023 (a)	6,783,000	6,815,830
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	10,114,000	9,856,902
8.50%, 10/30/2025 (a)	8,173,000	8,400,863
Ferrellgas L.P./Ferrellgas Finance Corp. 10.00%, 4/15/2025 (a)	8,616,000	9,267,025
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	6,201,000	6,735,960
8.63%, 5/15/2025 (a) (b)	9,523,000	10,117,140
8.88%, 5/15/2027 (a) (b)	12,545,000	13,440,713
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a) (b)	16,804,000	12,031,664
8.75%, 10/1/2025 (a) (b)	9,058,000	5,327,734
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	8,619,000	6,349,100
IRB Holding Corp. 7.00%, 6/15/2025 (a)	9,403,000	9,683,586
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	7,315,000	7,513,822
5.00%, 6/1/2024 (a)	13,875,000	14,135,850
5.25%, 6/1/2026 (a)	13,646,000	13,980,191
L Brands, Inc.:
5.25%, 2/1/2028 (b)	8,724,000	6,896,060
6.88%, 7/1/2025 (a)	4,939,000	5,120,903
7.50%, 6/15/2029 (b)	7,338,000	6,449,368
9.38%, 7/1/2025 (a) (b)	4,945,000	4,967,450
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	16,230,000	16,156,153
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	6,565,000	5,709,384
Murphy Oil USA, Inc. 4.75%, 9/15/2029 (b)	4,209,000	4,301,808
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	4,415,000	931,742
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	6,234,000	6,247,154
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	14,733,000	14,784,860
8.88%, 6/1/2025 (a) (b)	8,109,000	8,118,974
QVC, Inc. 4.75%, 2/15/2027 (b)	7,931,000	7,679,191
Security Description	Principal Amount	Value
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	$ 246,000	$ 239,063
7.50%, 7/1/2025 (a)	7,894,000	7,917,050
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	8,808,000	8,556,884
Staples, Inc.:
7.50%, 4/15/2026 (a)	26,821,000	21,124,488
10.75%, 4/15/2027 (a) (b)	12,530,000	7,434,676
Yum! Brands, Inc.:
4.75%, 1/15/2030 (a)	9,737,000	9,950,143
7.75%, 4/1/2025 (a) (b)	7,488,000	8,075,583
		375,250,765
SEMICONDUCTORS — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	6,503,000	6,975,248
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,958,000	7,089,228
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	14,966,000	15,035,592
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	10,277,000	10,539,372
5.50%, 7/15/2026	11,364,000	11,818,446
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	10,768,000	11,242,976
		62,700,862
SOFTWARE — 2.5%
Boxer Parent Co., Inc. 7.13%, 10/2/2025 (a)	7,401,000	7,759,504
Camelot Finance SA 4.50%, 11/1/2026 (a)	8,534,000	8,534,000
CDK Global, Inc.:
4.88%, 6/1/2027	6,139,000	6,296,404
5.25%, 5/15/2029 (a) (b)	7,152,000	7,401,104
5.88%, 6/15/2026	6,585,000	6,853,339
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	16,370,000	16,162,101
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a) (b)	8,564,000	9,505,184
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	8,358,000	8,671,509
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,060,000	7,187,221
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022 (b)	7,437,000	7,377,132

45

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MSCI, Inc.:
3.88%, 2/15/2031 (a)	$ 12,326,000	$ 12,564,631
4.00%, 11/15/2029 (a) (b)	12,365,000	12,612,300
4.75%, 8/1/2026 (a)	7,062,000	7,323,576
5.38%, 5/15/2027 (a) (b)	5,937,000	6,300,582
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	6,306,960	6,561,824
Open Text Corp.:
3.88%, 2/15/2028 (a)	11,222,000	10,799,267
5.88%, 6/1/2026 (a) (b)	11,705,930	12,134,250
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a) (b)	11,400,000	11,185,680
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	5,091,000	5,048,083
4.00%, 2/15/2028 (a) (b)	6,221,000	6,176,831
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	16,007,000	16,035,813
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a) (b)	26,108,000	26,562,018
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	25,454,000	25,980,898
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	9,371,000	9,895,870
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	10,573,000	9,178,316
		264,107,437
TELECOMMUNICATIONS — 6.0%
Altice France Holding SA 6.00%, 2/15/2028 (a) (b)	14,974,000	14,155,371
Altice France SA:
5.50%, 1/15/2028 (a)	13,229,000	13,368,963
7.38%, 5/1/2026 (a)	65,631,000	68,332,372
8.13%, 2/1/2027 (a)	21,497,000	23,557,917
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,176,760	270,655
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a) (b)	15,286,000	15,131,153
7.50%, 10/15/2026 (a) (b)	6,936,000	7,041,982
CenturyLink, Inc.:
4.00%, 2/15/2027 (a) (b)	15,715,000	15,258,636
5.13%, 12/15/2026 (a) (b)	15,797,000	15,775,042
Series Y, 7.50%, 4/1/2024 (b)	12,801,000	14,079,692
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	7,487,000	7,647,746
CommScope Technologies LLC:
5.00%, 3/15/2027 (a) (b)	8,713,000	7,853,201
6.00%, 6/15/2025 (a)	458,000	441,846
CommScope, Inc.:
5.50%, 3/1/2024 (a)	16,260,000	16,463,250
6.00%, 3/1/2026 (a) (b)	18,867,000	19,332,072
Security Description	Principal Amount	Value
7.13%, 7/1/2028 (a) (d)	$ 8,483,000	$ 8,494,791
8.25%, 3/1/2027 (a) (b)	12,880,000	13,229,950
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	26,683,000	25,210,632
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	12,545,000	10,656,225
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	11,512,000	12,752,073
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	7,685,000	4,037,084
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	10,552,000	10,903,804
6.63%, 8/1/2026 (b)	9,433,000	9,839,845
Level 3 Financing, Inc.:
4.25%, 7/1/2028 (a)	9,523,000	9,545,665
4.63%, 9/15/2027 (a) (b)	12,968,000	13,043,992
5.13%, 5/1/2023	8,930,000	8,930,804
5.25%, 3/15/2026 (b)	10,824,000	11,117,222
5.38%, 1/15/2024	10,977,000	11,065,584
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a) (b)	6,477,000	6,531,601
Nokia Oyj:
3.38%, 6/12/2022	4,918,000	5,024,868
4.38%, 6/12/2027 (b)	6,154,000	6,514,871
Sprint Corp. 7.63%, 3/1/2026 (b)	18,658,000	22,036,777
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a) (b)	7,495,000	7,354,769
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	5,930,000	6,097,582
4.50%, 2/1/2026	13,407,000	13,565,471
4.75%, 2/1/2028 (b)	17,957,000	18,968,338
5.13%, 4/15/2025 (b)	5,762,000	5,887,900
5.38%, 4/15/2027 (b)	6,148,000	6,503,293
6.00%, 4/15/2024 (b)	12,942,000	13,205,240
6.50%, 1/15/2026	25,316,000	26,486,105
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	11,418,000	11,811,464
Series REGS, 4.95%, 6/16/2024	6,791,000	7,269,494
ViaSat, Inc.:
5.63%, 9/15/2025 (a) (b)	10,048,000	9,752,388
5.63%, 4/15/2027 (a) (b)	7,606,000	7,801,931
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b) (c)	24,916,000	29,302,213
West Corp. 8.50%, 10/15/2025 (a)	15,197,000	12,105,930
Zayo Group Holdings,Inc.:
4.00%, 3/1/2027 (a)	18,629,000	17,715,620

46

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.13%, 3/1/2028 (a) (b)	$ 13,465,000	$ 13,088,653
		634,562,077
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
5.88%, 12/15/2027 (a) (b)	7,690,000	7,925,160
6.75%, 12/31/2025 (a) (b)	18,859,000	19,560,555
		27,485,715
TRANSPORTATION — 0.5%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	9,850,000	8,732,715
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	7,090,000	7,041,008
Watco Cos. LLC/Watco Finance Corp. 6.50%, 6/15/2027 (a)	5,565,000	5,712,751
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	7,621,000	7,716,567
6.25%, 5/1/2025 (a)	13,633,000	14,275,932
6.75%, 8/15/2024 (a)	13,248,000	13,877,545
		57,356,518
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	8,861,000	8,523,219
TOTAL CORPORATE BONDS & NOTES (Cost $10,896,989,204)		10,429,690,111
	Shares
COMMON STOCKS — 0.0%(g)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (g)
Avanti Communications Group PLC (h) (i)	9,671,825	—
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Weatherford International PLC (i)	50,978	100,427
HEALTH CARE PROVIDERS & SERVICES — 0.0% (g)
Community Health Systems, Inc. (b) (i)	200,000	602,000
HOUSEHOLD PRODUCTS — 0.0% (g)
Cenveo Enterprises, Inc. (h) (i)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp.	136,015	167,298
Security Description	Shares	Value
PHARMACEUTICALS — 0.0% (g)
Advanz Pharma Corp., Ltd. (b) (i)	37,536	$ 114,485
TRANSPORTATION INFRASTRUCTURE — 0.0% (g)
ATD New Holdings, Inc. (h) (i)	35,050	473,175
TOTAL COMMON STOCKS (Cost $16,508,625)		1,658,766
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (j) (k)	81,385,275	81,417,830
State Street Navigator Securities Lending Portfolio II (l) (m)	1,224,907,425	1,224,907,425
TOTAL SHORT-TERM INVESTMENTS (Cost $1,306,325,196)		1,306,325,255
TOTAL INVESTMENTS — 111.2% (Cost $12,219,823,025)		11,737,674,132
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.2)%		(1,182,487,092)
NET ASSETS — 100.0%		$ 10,555,187,040
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 67.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Amount is less than 0.05% of net assets.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $674,556, representing less than 0.05% of the Fund's net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.

47

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$10,429,690,111	$ —	$10,429,690,111
Common Stocks	984,210	—	674,556	1,658,766
Short-Term Investments	1,306,325,255	—	—	1,306,325,255
TOTAL INVESTMENTS	$1,307,309,465	$10,429,690,111	$674,556	$11,737,674,132
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$2,388,533,861	$2,307,108,855	$(7,235)	$59	81,385,275	$ 81,417,830	$ 882,611
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio II	—	—	3,558,957,020	2,334,049,595	—	—	1,224,907,425	1,224,907,425	3,816,543
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	1,074,441,525	1,636,513,192	—	—	—	—	1,426,858
Total		$627,252,497	$7,324,550,491	$6,645,470,557	$(7,235)	$59		$1,306,325,255	$6,277,130
48	ARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.3%
ADVERTISING — 0.5%
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	$ 3,533,321	$ 2,148,365
Lamar Media Corp. 5.00%, 5/1/2023 (b)	1,060,000	1,065,798
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	6,060,000	5,628,286
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK 0.30%, 12/31/2023 (a) (c)	1,172,481	1,017,127
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.63%, 2/15/2024 (b)	1,233,000	1,236,662
6.25%, 6/15/2025 (a)	3,362,000	3,412,363
		14,508,601
AEROSPACE & DEFENSE — 1.8%
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	2,238,000	1,653,300
6.00%, 10/15/2022 (a)	6,995,000	4,940,638
6.13%, 1/15/2023 (a)	6,459,500	4,423,530
7.50%, 12/1/2024 (a)	8,385,000	5,447,651
7.50%, 3/15/2025 (a) (b)	7,906,000	5,151,550
8.75%, 12/1/2021 (a) (b)	6,418,000	5,224,059
Spirit AeroSystems, Inc. 7.50%, 4/15/2025 (a) (b)	5,355,000	5,313,338
SSL Robotics LLC 9.75%, 12/31/2023 (a) (b)	6,627,000	7,098,379
TransDigm, Inc.:
6.50%, 7/15/2024 (b)	4,269,925	4,080,981
6.50%, 5/15/2025 (b)	8,836,000	8,272,617
Triumph Group, Inc. 6.25%, 9/15/2024 (a) (b)	3,917,000	3,329,450
		54,935,493
AGRICULTURE — 0.2%
JBS Investments GmbH Series REGS, 6.25%, 2/5/2023	627,000	632,524
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	6,956,000	6,679,568
		7,312,092
AIRLINES — 1.4%
Air Canada 7.75%, 4/15/2021 (a)	3,215,000	3,232,104
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	3,511,723	2,818,615
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	3,112,000	1,408,740
5.00%, 6/1/2022 (a)	3,973,000	2,301,797
Security Description	Principal Amount	Value
American Airlines, Inc. 11.75%, 7/15/2025 (a)	$ 11,120,000	$ 10,558,551
Delta Air Lines, Inc.:
2.90%, 10/28/2024 (b)	5,289,000	4,276,527
3.40%, 4/19/2021 (b)	9,195,000	8,966,964
3.63%, 3/15/2022	3,961,000	3,749,285
3.80%, 4/19/2023	3,170,000	2,819,144
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	3,658,900	3,109,845
4.88%, 1/15/2025 (b)	135,000	107,009
		43,348,581
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	3,203,000	3,212,289
5.38%, 5/15/2025 (a)	6,341,000	6,416,712
William Carter Co. 5.50%, 5/15/2025 (a)	2,376,000	2,447,945
		12,076,946
AUTO MANUFACTURERS — 2.7%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	5,133,000	5,154,610
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	1,567,000	1,409,470
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	3,929,000	3,794,785
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	5,750,180	5,942,524
Ford Motor Co.:
8.50%, 4/21/2023 (b)	5,733,000	6,061,558
9.00%, 4/22/2025 (b)	4,854,000	5,247,465
Ford Motor Credit Co. LLC:
2.34%, 11/2/2020	20,000	20,002
2.98%, 8/3/2022	2,559,000	2,454,081
3.09%, 1/9/2023 (b)	125,000	119,104
3.10%, 5/4/2023	3,273,000	3,100,513
3.20%, 1/15/2021 (b)	10,258,000	10,116,645
3.22%, 1/9/2022 (b)	1,742,000	1,694,095
3.34%, 3/18/2021	942,000	932,542
3.34%, 3/28/2022 (b)	1,681,000	1,634,621
3.35%, 11/1/2022	3,723,000	3,588,600
3.47%, 4/5/2021	3,883,000	3,844,170
3.66%, 9/8/2024 (b)	1,312,000	1,236,534
3.81%, 10/12/2021	7,089,000	7,024,136
3.81%, 1/9/2024	1,553,000	1,492,169
4.06%, 11/1/2024	3,677,000	3,503,997
4.14%, 2/15/2023 (b)	963,000	942,103
4.25%, 9/20/2022	2,737,000	2,683,136
4.54%, 8/1/2026 (b)	343,000	326,382
4.69%, 6/9/2025	3,899,000	3,810,649
5.09%, 1/7/2021	788,000	789,284
5.58%, 3/18/2024	933,000	942,255
5.88%, 8/2/2021	930,000	939,216

49

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	$ 2,395,000	$ 2,134,927
Navistar International Corp. 9.50%, 5/1/2025 (a)	1,648,000	1,771,204
		82,710,777
AUTO PARTS & EQUIPMENT — 1.2%
Adient US LLC 9.00%, 4/15/2025 (a)	2,569,000	2,766,685
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	5,353,000	5,259,162
6.63%, 10/15/2022 (b)	4,725,000	4,781,936
Clarios Global L.P. 6.75%, 5/15/2025 (a) (b)	714,000	743,138
Dana Financing Luxembourg Sarl 5.75%, 4/15/2025 (a) (b)	148,000	150,251
Dana, Inc.:
5.38%, 11/15/2027	550,000	549,356
5.50%, 12/15/2024 (b)	2,102,000	2,118,837
5.63%, 6/15/2028 (b)	720,000	716,854
Goodyear Tire & Rubber Co.:
5.13%, 11/15/2023 (b)	4,968,000	4,770,274
9.50%, 5/31/2025	2,006,000	2,146,480
Meritor, Inc. 6.25%, 2/15/2024	2,747,000	2,790,924
Titan International, Inc. 6.50%, 11/30/2023	2,257,000	1,476,507
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a) (b)	5,414,000	5,503,548
4.75%, 4/29/2025 (a) (b)	3,267,000	3,308,916
		37,082,868
BANKS — 1.5%
CIT Group, Inc.:
4.13%, 3/9/2021 (b)	3,156,000	3,154,170
4.75%, 2/16/2024	1,901,000	1,926,549
5.00%, 8/15/2022 (b)	9,611,000	9,818,213
5.00%, 8/1/2023	5,837,000	5,950,238
5.25%, 3/7/2025 (b)	1,151,000	1,194,047
SOFR + 3.83%, 3.93%, 6/19/2024 (d)	1,630,000	1,584,115
Commerzbank AG 8.13%, 9/19/2023 (a) (b)	4,669,000	5,329,010
Deutsche Bank AG 4.50%, 4/1/2025 (b)	5,925,000	5,820,661
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a)	1,328,000	1,279,369
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	10,586,000	10,874,786
		46,931,158
BEVERAGES — 0.3%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	1,323,000	1,302,560
Security Description	Principal Amount	Value
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	$ 6,210,000	$ 6,253,159
		7,555,719
BUILDING MATERIALS — 0.7%
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	1,769,000	1,326,750
BMC East LLC 5.50%, 10/1/2024 (a)	1,932,000	1,946,780
Boise Cascade Co. 5.63%, 9/1/2024 (a)	2,577,000	2,602,332
Griffon Corp. 5.25%, 3/1/2022	32,000	31,997
James Hardie International Finance DAC 4.75%, 1/15/2025 (a)	500,000	508,720
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,303,000	1,895,507
Standard Industries, Inc. 5.38%, 11/15/2024 (a) (b)	5,953,000	6,116,648
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	3,161,000	3,152,339
US Concrete, Inc. 6.38%, 6/1/2024 (b)	3,737,000	3,710,542
		21,291,615
CHEMICALS — 2.7%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	2,363,000	2,339,110
Ashland LLC 4.75%, 8/15/2022 (b)	1,187,000	1,248,795
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	2,566,000	2,597,357
Blue Cube Spinco LLC 9.75%, 10/15/2023 (b)	4,403,000	4,540,021
CF Industries, Inc. 3.45%, 6/1/2023 (b)	5,136,000	5,230,913
Chemours Co.:
6.63%, 5/15/2023 (b)	6,020,000	5,762,163
7.00%, 5/15/2025 (b)	2,677,000	2,558,168
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	3,799,000	3,411,692
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	5,349,000	5,229,664
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	4,157,000	4,523,149
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	960,000	1,003,978
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	2,297,000	2,224,690

50

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	$ 2,696,000	$ 2,709,615
Minerals Technologies, Inc. 5.00%, 7/1/2028 (a)	1,725,000	1,753,583
OCI NV:
5.25%, 11/1/2024 (a) (b)	7,255,000	6,982,430
6.63%, 4/15/2023 (a) (b)	3,628,000	3,671,754
Olin Corp. 9.50%, 6/1/2025 (a)	2,175,000	2,425,168
PolyOne Corp.:
5.25%, 3/15/2023 (b)	1,053,000	1,141,610
5.75%, 5/15/2025 (a)	5,007,000	5,153,555
PQ Corp. 6.75%, 11/15/2022 (a)	2,689,000	2,738,881
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	2,602,000	2,538,069
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	2,984,000	1,781,508
TPC Group, Inc. 10.50%, 8/1/2024 (a)	6,347,000	5,707,349
Tronox, Inc. 6.50%, 5/1/2025 (a)	2,381,000	2,407,167
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	3,414,000	3,599,653
		83,280,042
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a) (b)	820,000	533,180
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a) (b)	2,898,000	2,470,429
		3,003,609
COMMERCIAL SERVICES — 3.5%
ADT Security Corp.:
3.50%, 7/15/2022	5,764,100	5,737,355
4.13%, 6/15/2023	2,413,000	2,433,848
6.25%, 10/15/2021	6,915,000	7,130,056
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	4,910,000	2,225,114
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	2,716,000	2,606,083
APX Group, Inc.:
7.63%, 9/1/2023 (b)	456,000	420,140
7.88%, 12/1/2022 (b)	6,640,000	6,603,812
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	4,729,000	3,858,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
6.38%, 4/1/2024 (a) (b)	3,560,000	2,927,459
10.50%, 5/15/2025 (a) (b)	4,229,000	4,724,766
Security Description	Principal Amount	Value
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025 (a)	$ 403,000	$ 409,343
Brink's Co. 5.50%, 7/15/2025 (a)	2,075,000	2,118,990
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a) (b)	2,203,000	2,198,153
Gartner, Inc. 5.13%, 4/1/2025 (a)	2,455,000	2,513,380
Jaguar Holding Co. II/PPD Development L.P. 4.63%, 6/15/2025 (a)	1,134,000	1,153,040
Laureate Education, Inc. 8.25%, 5/1/2025 (a) (b)	3,189,000	3,315,922
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	711,000	613,643
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	13,393,000	12,454,151
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	3,130,000	3,089,780
5.50%, 10/1/2021 (a)	4,051,000	4,048,975
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	15,344,000	15,288,608
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a)	6,179,000	6,327,790
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	5,705,000	5,864,740
Service Corp. International 5.38%, 5/15/2024 (b)	892,000	909,430
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	5,213,000	5,282,333
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	3,514,000	2,091,603
WEX, Inc. 4.75%, 2/1/2023 (a)	1,096,000	1,088,372
		107,435,324
COMPUTERS — 1.6%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	11,188,000	11,190,238
7.13%, 6/15/2024 (a)	12,034,000	12,484,072
Dell, Inc. 4.63%, 4/1/2021 (b)	1,996,000	2,027,197
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	3,472,000	2,811,139
EMC Corp. 3.38%, 6/1/2023 (b)	4,648,000	4,705,031
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,581,000	1,418,467
Leidos Holdings, Inc. 4.45%, 12/1/2020	360	361

51

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
NCR Corp.:
5.00%, 7/15/2022	$ 4,488,000	$ 4,478,934
6.38%, 12/15/2023 (b)	1,260,000	1,281,911
8.13%, 4/15/2025 (a) (b)	2,311,000	2,450,400
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	965,000	978,761
Vericast Corp.:
8.38%, 8/15/2022 (a) (b)	4,876,000	4,082,236
9.25%, 3/1/2021 (a) (b)	1,757,000	1,761,463
		49,670,210
COSMETICS/PERSONAL CARE — 0.6%
Avon International Capital PLC 6.50%, 8/15/2022 (a) (b)	5,917,000	5,853,511
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	2,384,000	2,384,763
Avon Products, Inc. 7.00%, 3/15/2023 (b)	4,871,000	4,837,146
Edgewell Personal Care Co. 4.70%, 5/24/2022 (b)	2,271,000	2,349,872
Revlon Consumer Products Corp.:
5.75%, 2/15/2021 (b)	5,002,000	3,251,550
6.25%, 8/1/2024	3,812,000	870,584
		19,547,426
DISTRIBUTION & WHOLESALE — 0.3%
Anixter, Inc. 5.13%, 10/1/2021	1,576,000	1,659,749
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a) (b)	2,295,000	2,258,326
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	2,857,000	2,808,488
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	4,647,000	3,403,230
		10,129,793
DIVERSIFIED FINANCIAL SERVICES — 4.4%
Ally Financial, Inc. 7.50%, 9/15/2020	1,926,000	1,949,979
Avation Capital SA 6.50%, 5/15/2021 (a) (b)	1,912,000	1,437,900
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	695,000	673,434
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	1,302,000	1,295,138
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	5,184,000	4,436,053
Global Aircraft Leasing Co., Ltd. PIK 6.50%, 9/15/2024 (a)	12,474,000	8,807,392
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,166,000	3,149,505
Security Description	Principal Amount	Value
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024	$ 9,013,000	$ 8,472,220
6.25%, 2/1/2022 (b)	5,510,000	5,545,925
6.75%, 2/1/2024 (b)	106,000	107,268
INTL FCSTONE,Inc. 8.63%, 6/15/2025 (a)	1,935,000	2,019,501
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	4,163,000	3,704,903
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	4,987,000	5,113,919
Navient Corp.:
5.00%, 10/26/2020	3,111,000	3,100,392
5.50%, 1/25/2023 (b)	4,818,000	4,627,015
5.88%, 3/25/2021	5,005,000	4,918,414
5.88%, 10/25/2024 (b)	4,666,000	4,384,127
6.50%, 6/15/2022	4,396,000	4,318,015
6.63%, 7/26/2021	3,338,000	3,271,240
6.75%, 6/25/2025 (b)	3,039,000	2,908,870
7.25%, 9/25/2023	8,488,000	8,293,370
Series MTN, 6.13%, 3/25/2024 (b)	1,749,000	1,664,908
Series MTN, 7.25%, 1/25/2022 (b)	2,128,000	2,136,533
Quicken Loans LLC 5.75%, 5/1/2025 (a)	5,453,000	5,577,710
Springleaf Finance Corp.:
5.63%, 3/15/2023 (b)	4,808,000	4,861,321
6.13%, 5/15/2022	3,382,000	3,446,326
6.13%, 3/15/2024	13,256,000	13,455,105
6.88%, 3/15/2025	2,724,000	2,798,747
7.75%, 10/1/2021	2,800,000	2,916,284
8.25%, 12/15/2020	6,085,000	6,261,039
8.88%, 6/1/2025	2,692,000	2,876,940
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	3,127,000	2,625,398
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	2,550,000	1,895,415
		133,050,306
ELECTRIC — 0.9%
AES Corp. 5.50%, 4/15/2025 (b)	35,000	35,906
Calpine Corp.:
5.50%, 2/1/2024 (b)	2,943,000	2,949,327
5.75%, 1/15/2025 (b)	7,936,000	8,009,329
DPL, Inc.:
4.13%, 7/1/2025 (a) (b)	3,850,000	3,863,013
7.25%, 10/15/2021	3,664,000	3,904,175
InterGen NV 7.00%, 6/30/2023 (a)	636,000	613,867

52

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	$ 3,284,000	$ 3,305,149
4.25%, 9/15/2024 (a)	2,532,000	2,547,471
Talen Energy Supply LLC 6.50%, 6/1/2025	1,281,000	858,526
TransAlta Corp. 4.50%, 11/15/2022	1,388,000	1,401,783
		27,488,546
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
WESCO Distribution, Inc.:
5.38%, 12/15/2021 (b)	2,875,000	2,878,939
5.38%, 6/15/2024 (b)	3,117,000	3,117,935
Wesco Distribution, Inc. Co. 7.13%, 6/15/2025 (a) (b)	5,148,000	5,446,018
		11,442,892
ELECTRONICS — 0.2%
Ingram Micro, Inc. 5.45%, 12/15/2024 (b)	1,368,000	1,378,547
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a) (b)	2,975,000	3,096,677
5.63%, 11/1/2024 (a)	2,110,000	2,245,146
		6,720,370
ENERGY-ALTERNATE SOURCES — 0.2%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	1,317,000	1,324,349
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,344,875	3,389,596
		4,713,945
ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a) (c)	4,407,135	22,036
AECOM 5.88%, 10/15/2024 (b)	2,895,000	3,131,290
Fluor Corp. 3.50%, 12/15/2024	844,000	714,066
MasTec, Inc. 4.88%, 3/15/2023	955,000	954,274
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	3,070,000	2,962,550
		7,784,216
ENTERTAINMENT — 2.9%
AMC Entertainment Holdings, Inc. 10.50%, 4/15/2025 (a) (b)	3,252,000	2,637,405
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	2,568,000	2,503,261
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	917,000	960,567
Security Description	Principal Amount	Value
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 5/1/2025 (a)	$ 9,581,000	$ 9,620,282
Cinemark USA, Inc.:
5.13%, 12/15/2022	3,665,000	3,240,263
8.75%, 5/1/2025 (a)	2,274,000	2,382,834
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	3,407,000	3,164,217
Colt Merger Sub, Inc.:
5.75%, 7/1/2025 (a) (e)	1,045,000	1,054,739
6.25%, 7/1/2025 (a) (e)	7,165,000	7,158,838
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	4,161,000	4,349,909
7.00%, 8/1/2023	1,530,000	1,552,950
Enterprise Development Authority 12.00%, 7/15/2024 (a)	4,044,000	4,071,701
International Game Technology PLC:
6.25%, 2/15/2022 (a)	5,446,000	5,500,242
6.50%, 2/15/2025 (a) (b)	8,581,000	8,766,350
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	2,127,000	1,836,813
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	2,795,000	2,683,088
6.38%, 2/1/2024 (a) (b)	2,964,000	2,888,151
Live Nation Entertainment, Inc.:
4.88%, 11/1/2024 (a)	346,000	311,604
6.50%, 5/15/2027 (a)	4,179,000	4,305,081
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	2,096,000	1,731,024
Scientific Games International, Inc. 8.63%, 7/1/2025 (a) (e)	1,585,000	1,485,113
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a) (b)	3,658,000	3,272,996
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a) (b)	4,017,000	4,169,887
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	3,119,000	3,262,318
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.75%, 4/15/2025 (a)	3,914,000	3,942,807
		86,852,440
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	1,170,000	1,213,524
Covanta Holding Corp. 5.88%, 3/1/2024	3,687,000	3,691,424

53

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
GFL Environmental, Inc. 4.25%, 6/1/2025 (a) (b)	$ 3,460,000	$ 3,486,746
Stericycle, Inc. 5.38%, 7/15/2024 (a)	3,737,000	3,838,759
Tervita Corp. 7.63%, 12/1/2021 (a)	4,210,000	3,378,314
		15,608,767
FOOD — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a) (b)	650,000	658,184
5.75%, 3/15/2025 (b)	5,606,000	5,725,968
6.63%, 6/15/2024 (b)	11,073,000	11,423,239
B&G Foods, Inc. 5.25%, 4/1/2025 (b)	5,292,000	5,322,799
Del Monte Foods, Inc. 11.88%, 5/15/2025 (a) (b)	3,065,000	3,098,255
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	6,492,000	5,604,349
Ingles Markets, Inc. 5.75%, 6/15/2023	2,122,000	2,135,156
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	1,012,000	1,023,162
5.88%, 7/15/2024 (a)	4,498,000	4,558,678
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a) (b)	4,034,000	4,184,549
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	7,733,000	7,709,569
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	3,138,000	3,013,986
TreeHouse Foods, Inc.:
4.88%, 3/15/2022	1,262,000	1,261,874
6.00%, 2/15/2024 (a) (b)	3,261,000	3,335,188
US Foods, Inc.:
5.88%, 6/15/2024 (a) (b)	4,440,000	4,220,975
6.25%, 4/15/2025 (a)	11,163,000	11,357,460
		74,633,391
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
5.00%, 4/1/2025 (a) (b)	2,942,000	2,896,429
6.38%, 5/1/2025 (a)	6,978,000	7,205,064
		10,101,493
FOREST PRODUCTS & PAPER — 0.2%
Mercer International, Inc. 7.38%, 1/15/2025	4,014,000	4,013,037
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	1,150,000	1,051,652
		5,064,689
Security Description	Principal Amount	Value
GAS — 0.1%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	$ 94,000	$ 97,002
5.63%, 5/20/2024	2,136,000	2,216,762
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	1,408,000	1,294,234
		3,607,998
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	4,250,000	4,383,705
HEALTH CARE PRODUCTS — 0.4%
Avantor, Inc. 6.00%, 10/1/2024 (a)	7,362,000	7,674,149
Immucor, Inc. 11.13%, 2/15/2022 (a)	2,819,000	2,515,563
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.38%, 6/1/2025 (a)	1,484,000	1,510,281
		11,699,993
HEALTH CARE SERVICES — 6.2%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	1,898,000	1,898,133
6.50%, 3/1/2024	2,165,000	2,201,069
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	477,000	450,226
Air Methods Corp. 8.00%, 5/15/2025 (a)	3,520,000	2,486,704
Centene Corp.:
4.75%, 5/15/2022	5,779,000	5,860,484
4.75%, 1/15/2025 (b)	4,621,000	4,729,455
4.75%, 1/15/2025	10,767,000	11,011,088
5.25%, 4/1/2025 (a)	7,282,000	7,493,979
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	23,762,000	22,364,794
6.63%, 2/15/2025 (a) (b)	2,093,000	1,995,906
6.88%, 2/1/2022	75,500	60,919
8.13%, 6/30/2024 (a) (b)	15,784,000	10,671,562
8.63%, 1/15/2024 (a)	10,036,000	9,820,326
9.88%, 6/30/2023 (a) (b) (f)	2,549,000	2,045,318
DaVita, Inc.:
5.00%, 5/1/2025 (b)	2,484,000	2,539,642
5.13%, 7/15/2024	9,266,000	9,427,970
Encompass Health Corp. 5.75%, 11/1/2024	1,771,000	1,770,150
HCA, Inc.:
5.38%, 2/1/2025	15,998,000	17,121,859
5.88%, 5/1/2023	3,385,000	3,668,426

54

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
LifePoint Health, Inc. 6.75%, 4/15/2025 (a)	$ 4,000,000	$ 4,107,480
Magellan Health, Inc. 4.90%, 9/22/2024 (b)	500,000	507,860
MEDNAX, Inc. 5.25%, 12/1/2023 (a) (b)	1,661,000	1,651,798
Molina Healthcare, Inc. 5.38%, 11/15/2022 (b)	1,824,000	1,877,188
Polaris Intermediate Corp. PIK 8.50%, 12/1/2022 (a)	4,421,870	3,890,538
Quorum Health Corp. 11.63%, 4/15/2023 (g)	154,000	21,560
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	13,913,000	13,627,644
4.63%, 9/1/2024 (a)	6,616,000	6,532,440
5.13%, 5/1/2025 (b)	8,852,000	8,553,688
6.75%, 6/15/2023	6,701,000	6,649,335
7.50%, 4/1/2025 (a)	4,336,000	4,610,295
8.13%, 4/1/2022	17,113,000	17,930,659
		187,578,495
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena International SA:
5.75%, 3/1/2024 (a)	1,467,000	1,380,960
6.13%, 2/1/2025 (a) (b)	3,922,000	3,660,442
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,615,000	3,279,817
		8,321,219
HOME BUILDERS — 1.6%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.38%, 5/15/2025 (a)	583,000	578,534
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	1,658,000	1,715,616
KB Home:
7.00%, 12/15/2021	3,933,000	4,131,774
7.50%, 9/15/2022	2,113,000	2,295,859
7.63%, 5/15/2023	1,132,000	1,233,699
Lennar Corp.:
4.13%, 1/15/2022	1,407,000	1,426,374
4.50%, 4/30/2024	2,311,000	2,409,171
4.75%, 4/1/2021	4,385,000	4,448,977
4.75%, 11/15/2022	2,521,000	2,611,227
4.88%, 12/15/2023	6,599,000	6,973,559
5.88%, 11/15/2024 (b)	1,175,000	1,283,746
8.38%, 1/15/2021	2,799,000	2,885,685
Picasso Finance Sub, Inc. 6.13%, 6/15/2025 (a) (b)	1,827,000	1,872,584
PulteGroup, Inc. 4.25%, 3/1/2021 (b)	2,600,643	2,629,536
Security Description	Principal Amount	Value
Taylor Morrison Communities, Inc.:
5.88%, 1/31/2025 (a)	$ 170,000	$ 172,336
6.00%, 9/1/2023 (a)	1,866,000	1,917,781
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	2,028,000	2,095,593
5.88%, 4/15/2023 (a)	2,509,000	2,582,740
Toll Brothers Finance Corp.:
4.38%, 4/15/2023 (b)	1,214,660	1,262,202
5.88%, 2/15/2022 (b)	2,249,000	2,341,501
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024 (b)	2,091,000	2,158,665
Williams Scotsman International, Inc. 6.88%, 8/15/2023 (a)	996,000	1,026,906
		50,054,065
HOME FURNISHINGS — 0.0% (h)
Tempur Sealy International, Inc. 5.63%, 10/15/2023	744,000	754,773
HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	2,025,000	2,056,327
Central Garden & Pet Co. 6.13%, 11/15/2023 (b)	723,000	739,159
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	5,891,000	5,620,898
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	3,942,000	4,054,544
		12,470,928
HOUSEWARES — 0.3%
Newell Brands, Inc.:
4.35%, 4/1/2023 (b)	6,556,000	6,755,630
4.88%, 6/1/2025 (b)	1,110,000	1,161,349
Tupperware Brands Corp. 4.75%, 6/1/2021	2,779,000	1,697,441
		9,614,420
INSURANCE — 1.4%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	4,544,000	4,722,852
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	1,917,000	2,001,290
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	7,995,000	8,613,413
Genworth Holdings, Inc.:
4.80%, 2/15/2024 (b)	2,901,000	2,446,994
4.90%, 8/15/2023	3,350,000	2,855,707
7.20%, 2/15/2021 (b)	2,456,000	2,327,920

55

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
7.63%, 9/24/2021 (b)	$ 3,717,000	$ 3,470,377
MGIC Investment Corp. 5.75%, 8/15/2023	3,721,000	3,844,686
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	3,230,000	3,385,751
Radian Group, Inc.:
4.50%, 10/1/2024	2,091,000	2,029,420
6.63%, 3/15/2025 (b)	2,656,000	2,738,416
USI, Inc. 6.88%, 5/1/2025 (a) (b)	2,850,000	2,872,800
		41,309,626
INTERNET — 1.3%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,126,000	3,212,121
EIG Investors Corp. 10.88%, 2/1/2024	1,591,000	1,562,251
Netflix, Inc.:
3.63%, 6/15/2025 (a) (b)	4,458,000	4,491,123
5.38%, 2/1/2021 (b)	2,683,000	2,742,750
5.50%, 2/15/2022 (b)	4,173,000	4,364,416
5.75%, 3/1/2024 (b)	133,000	144,970
5.88%, 2/15/2025	5,228,000	5,803,080
NortonLifeLock Inc.:
3.95%, 6/15/2022 (b)	282,000	287,860
4.20%, 9/15/2020	6,004,000	6,014,447
NortonLifeLock, Inc. 5.00%, 4/15/2025 (a)	4,116,000	4,170,784
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a) (b)	2,883,000	2,899,981
7.50%, 5/15/2025 (a) (b)	2,745,000	2,766,795
VeriSign, Inc. 4.63%, 5/1/2023 (b)	1,911,000	1,926,269
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	95,000	94,104
		40,480,951
IRON/STEEL — 0.7%
Allegheny Technologies, Inc. 7.88%, 8/15/2023	3,022,000	3,093,682
ArcelorMittal SA:
3.60%, 7/16/2024	4,972,000	4,921,037
6.13%, 6/1/2025	1,630,000	1,771,142
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	1,528,000	1,454,534
5.75%, 3/1/2025 (b)	395,000	336,425
9.88%, 10/17/2025 (a)	1,457,000	1,525,333
United States Steel Corp. 12.00%, 6/1/2025 (a) (b)	7,086,000	7,261,024
		20,363,177
LEISURE TIME — 1.6%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a) (g)	4,481,000	91,099
Security Description	Principal Amount	Value
Carlson Travel, Inc. 6.75%, 12/15/2023 (a) (b)	$ 3,679,000	$ 2,398,340
Carnival Corp. 11.50%, 4/1/2023 (a)	18,185,000	19,729,452
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	3,877,000	3,208,063
NCL Corp., Ltd.:
3.63%, 12/15/2024 (a)	2,633,000	1,609,816
12.25%, 5/15/2024 (a) (b)	3,955,000	4,132,975
Royal Caribbean Cruises, Ltd.:
5.25%, 11/15/2022 (b)	2,975,000	2,337,755
9.13%, 6/15/2023 (a) (b)	3,280,000	3,260,090
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	2,229,000	2,049,922
5.38%, 4/15/2023 (a)	4,634,000	4,371,252
9.25%, 4/15/2025 (a)	2,809,000	2,957,512
Viking Cruises, Ltd. 13.00%, 5/15/2025 (a)	1,597,000	1,677,090
Vista Outdoor, Inc. 5.88%, 10/1/2023	1,141,000	1,125,779
		48,949,145
LODGING — 2.7%
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a) (b)	6,894,000	6,681,803
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024 (b)	11,741,000	11,356,717
5.38%, 5/1/2025 (a)	5,124,000	5,102,582
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.63%, 4/1/2025	460,000	449,622
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a)	5,701,000	5,789,650
MGM Resorts International:
5.75%, 6/15/2025 (b)	3,040,000	3,016,045
6.00%, 3/15/2023 (b)	10,958,000	11,053,006
6.75%, 5/1/2025 (b)	4,547,000	4,507,259
7.75%, 3/15/2022	7,116,000	7,259,814
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	5,041,000	5,091,410
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a)	2,210,000	2,274,819
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	509,000	474,907
4.25%, 3/1/2022	3,498,000	3,438,464
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a)	8,220,000	7,715,128
5.50%, 3/1/2025 (a) (b)	7,646,000	7,025,451
Wynn Macau, Ltd. 4.88%, 10/1/2024 (a)	828,000	813,245
		82,049,922

56

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	$ 3,884,000	$ 3,565,007
MACHINERY-DIVERSIFIED — 0.3%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	2,670,000	2,268,646
Husky III Holding, Ltd. PIK 13.00%, 2/15/2025 (a)	2,490,000	2,395,803
Maxim Crane Works Holdings Capital LLC 10.13%, 8/1/2024 (a)	1,236,000	1,216,063
Welbilt, Inc. 9.50%, 2/15/2024 (b)	1,993,000	1,902,259
		7,782,771
MEDIA — 6.5%
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	3,263,000	3,273,181
5.00%, 4/1/2024 (b)	6,393,000	6,343,454
Cablevision Systems Corp. 5.88%, 9/15/2022	3,716,000	3,896,560
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	2,209,000	2,229,212
5.38%, 5/1/2025 (a)	3,533,000	3,628,038
5.88%, 4/1/2024 (a)	12,729,000	13,123,344
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	3,253,000	2,235,397
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024	10,044,000	9,317,518
CSC Holdings LLC:
5.25%, 6/1/2024	4,439,000	4,682,168
5.38%, 7/15/2023 (a)	7,686,000	7,794,219
6.75%, 11/15/2021 (b)	6,929,000	7,271,015
DISH DBS Corp.:
5.00%, 3/15/2023	11,382,000	11,369,252
5.88%, 7/15/2022	7,821,000	7,963,733
5.88%, 11/15/2024	12,411,000	12,349,566
6.75%, 6/1/2021	12,213,000	12,441,505
Entercom Media Corp. 7.25%, 11/1/2024 (a) (b)	3,555,000	3,089,899
EW Scripps Co. 5.13%, 5/15/2025 (a)	1,435,000	1,371,846
GCI LLC 6.88%, 4/15/2025	395,000	407,269
Gray Television, Inc. 5.13%, 10/15/2024 (a) (b)	4,931,000	4,922,568
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a)	1,685,000	1,128,950
Meredith Corp. 6.50%, 7/1/2025 (a)	2,250,000	2,252,048
Security Description	Principal Amount	Value
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	$ 7,368,000	$ 7,463,784
Quebecor Media, Inc. 5.75%, 1/15/2023	7,447,000	7,807,882
Radiate Holdco LLC/Radiate Finance, Inc.:
6.63%, 2/15/2025 (a) (b)	412,000	412,420
6.88%, 2/15/2023 (a) (b)	141,000	143,136
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	3,510,000	3,375,672
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	3,897,000	3,919,525
4.63%, 5/15/2023 (a)	4,984,000	5,022,576
4.63%, 7/15/2024 (a)	13,835,000	14,179,353
5.38%, 4/15/2025 (a) (b)	5,674,000	5,830,035
TEGNA, Inc. 4.88%, 9/15/2021 (a)	2,312,000	2,312,786
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (b)	5,469,000	5,519,205
5.13%, 2/15/2025 (a) (b)	8,899,000	8,384,727
9.50%, 5/1/2025 (a) (b)	1,466,000	1,568,781
Urban One, Inc. 7.38%, 4/15/2022 (a)	4,124,000	3,653,947
Videotron, Ltd.:
5.00%, 7/15/2022	5,282,000	5,422,554
5.38%, 6/15/2024 (a) (b)	1,248,000	1,328,771
		197,435,896
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	6,089,000	6,060,138
MINING — 1.9%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	5,251,000	5,386,318
Arconic Corp. 6.00%, 5/15/2025 (a)	5,758,000	5,953,427
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	898,000	890,825
Constellium SE:
5.63%, 6/15/2028 (a)	1,410,000	1,390,739
5.75%, 5/15/2024 (a) (b)	3,505,000	3,489,683
6.63%, 3/1/2025 (a) (b)	746,000	757,138
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	1,487,000	545,967
FMG Resources August 2006 Pty, Ltd.:
4.75%, 5/15/2022 (a)	5,449,000	5,550,024
5.13%, 3/15/2023 (a) (b)	2,247,000	2,316,657
5.13%, 5/15/2024 (a) (b)	3,117,000	3,233,326
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (b)	3,311,000	3,313,881
3.88%, 3/15/2023 (b)	11,656,000	11,653,436
4.55%, 11/14/2024 (b)	4,032,000	4,100,383

57

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	$ 103,000	$ 101,549
7.63%, 1/15/2025 (a)	2,721,000	2,600,514
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	3,242,000	3,309,304
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	1,775,000	1,841,509
New Gold, Inc. 6.25%, 11/15/2022 (a) (b)	2,112,000	2,134,641
		58,569,321
MISCELLANEOUS MANUFACTURER — 0.3%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	2,497,000	2,173,638
Hillenbrand, Inc. 5.75%, 6/15/2025	2,339,000	2,426,923
Koppers, Inc. 6.00%, 2/15/2025 (a) (b)	1,604,000	1,560,179
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	1,915,000	1,854,122
Trinity Industries, Inc. 4.55%, 10/1/2024 (b)	2,013,000	2,029,124
		10,043,986
OFFICE & BUSINESS EQUIPMENT — 1.0%
CDW LLC/CDW Finance Corp.:
4.13%, 5/1/2025	3,753,000	3,776,757
5.50%, 12/1/2024	2,521,000	2,749,352
Pitney Bowes, Inc.:
4.63%, 3/15/2024 (b)	656,000	467,065
5.70%, 4/1/2023 (b)	3,161,000	2,385,923
Xerox Corp.:
2.75%, 9/1/2020	2,261,000	2,255,755
3.50%, 8/20/2020 (b)	1,107,000	1,107,509
4.13%, 3/15/2023 (b)	10,498,000	10,498,840
4.50%, 5/15/2021	6,522,000	6,567,393
		29,808,594
OIL & GAS — 8.4%
Aker BP ASA 5.88%, 3/31/2025 (a)	1,480,000	1,503,828
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	1,936,000	1,149,093
5.13%, 12/1/2022 (b)	4,362,000	3,150,803
5.38%, 11/1/2021 (b)	4,841,000	4,476,666
5.63%, 6/1/2023 (b)	6,158,000	3,978,992
Apache Corp. 3.25%, 4/15/2022 (b)	4,601,000	4,451,790
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a) (b)	6,528,000	5,612,056
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,075,000	845,521
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	2,760,000	1,734,908
Security Description	Principal Amount	Value
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	$ 2,730,000	$ 54,655
California Resources Corp. 8.00%, 12/15/2022 (a)	6,908,000	271,968
Callon Petroleum Co.:
6.13%, 10/1/2024	7,694,000	2,881,480
6.25%, 4/15/2023	1,451,000	551,989
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.63%, 1/15/2022	2,149,000	2,047,417
7.75%, 4/15/2023	4,350,000	4,119,494
Cenovus Energy, Inc.:
3.00%, 8/15/2022	2,631,000	2,554,648
3.80%, 9/15/2023 (b)	1,747,000	1,665,817
CNX Resources Corp. 5.88%, 4/15/2022 (b)	5,927,500	5,852,339
Comstock Resources, Inc. 9.75%, 8/15/2026	990,000	929,264
Continental Resources, Inc.:
3.80%, 6/1/2024 (b)	7,008,000	6,652,975
4.50%, 4/15/2023 (b)	8,611,000	8,242,191
5.00%, 9/15/2022 (b)	5,040,000	4,955,429
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a) (b)	4,170,000	3,778,020
CVR Energy, Inc. 5.25%, 2/15/2025 (a) (b)	2,209,000	2,025,565
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	3,192,000	1,205,427
9.00%, 5/15/2021 (a)	4,389,000	1,672,472
9.25%, 3/31/2022 (a)	2,796,000	1,090,999
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	4,511,000	1,975,141
EQT Corp.:
3.00%, 10/1/2022 (b)	3,948,000	3,706,540
6.13%, 2/1/2025 (b)	5,261,000	5,241,955
Gulfport Energy Corp. 6.00%, 10/15/2024	3,301,000	1,711,106
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	318,511	267,833
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a) (b)	3,286,000	2,622,754
Laredo Petroleum, Inc. 9.50%, 1/15/2025	3,268,000	2,256,946
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	7,206,000	6,705,183
7.00%, 3/31/2024 (a) (b)	976,000	836,266
Montage Resources Corp. 8.88%, 7/15/2023 (b)	3,263,000	2,579,630
Murphy Oil Corp. 6.88%, 8/15/2024	2,664,000	2,494,090
Nabors Industries, Inc. 5.75%, 2/1/2025	4,300,000	1,739,866
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a) (b)	5,206,000	4,539,007

58

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Noble Holding International, Ltd. 7.75%, 1/15/2024	$ 1,275,000	$ 26,227
Oasis Petroleum, Inc.:
6.88%, 3/15/2022	2,109,000	383,332
6.88%, 1/15/2023	155,000	26,127
Occidental Petroleum Corp.:
2.60%, 8/13/2021 (b)	8,187,000	8,011,225
2.60%, 4/15/2022	4,865,000	4,641,210
2.70%, 8/15/2022 (b)	12,154,000	11,315,739
2.70%, 2/15/2023 (b)	4,897,000	4,508,276
2.90%, 8/15/2024	22,407,000	19,149,022
3.13%, 2/15/2022 (b)	4,535,000	4,369,473
3.50%, 6/15/2025 (b)	735,000	622,038
4.85%, 3/15/2021 (b)	9,584,000	9,572,787
6.95%, 7/1/2024	2,605,000	2,554,333
8.00%, 7/15/2025 (e)	2,145,000	2,155,746
Series 1, 4.10%, 2/1/2021 (b)	1,972,000	1,976,476
Pacific Drilling SA 8.38%, 10/1/2023 (a)	2,016,000	414,107
Parsley Energy LLC/Parsley Finance Corp. 5.38%, 1/15/2025 (a) (b)	4,117,000	4,005,265
PBF Holding Co. LLC/PBF Finance Corp.:
7.25%, 6/15/2025 (b)	4,726,000	4,305,528
9.25%, 5/15/2025 (a)	5,376,000	5,736,084
PDC Energy, Inc. 6.13%, 9/15/2024	1,183,000	1,113,558
Precision Drilling Corp. 7.75%, 12/15/2023	1,381,000	963,538
Puma International Financing SA:
5.13%, 10/6/2024 (a)	2,695,000	2,262,479
Series REGS, 5.13%, 10/6/2024	843,000	706,181
QEP Resources, Inc.:
5.25%, 5/1/2023	4,584,000	3,115,882
5.38%, 10/1/2022 (b)	2,653,000	2,028,165
Range Resources Corp.:
4.88%, 5/15/2025 (b)	1,687,000	1,273,213
5.00%, 8/15/2022 (b)	3,217,000	2,929,947
5.00%, 3/15/2023 (b)	4,243,000	3,681,821
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a) (b)	2,790,000	2,703,566
6.88%, 6/30/2023 (a) (b)	2,157,000	2,109,654
SM Energy Co.:
5.00%, 1/15/2024	3,080,000	1,684,575
6.13%, 11/15/2022	2,334,000	1,702,350
10.00%, 1/15/2025 (a) (b)	2,955,000	2,807,339
Southwestern Energy Co. 6.20%, 1/23/2025 (b)	5,234,000	4,511,603
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	500	498
4.88%, 1/15/2023 (b)	8,181,000	8,148,931
Security Description	Principal Amount	Value
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	$ 2,040,000	$ 2,015,602
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	2,785,543	2,419,885
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	1,916,000	1,630,612
Vantage Drilling International 9.25%, 11/15/2023 (a)	708,000	465,149
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,444,000	1,472,314
9.75%, 4/15/2023 (a)	212,000	128,319
W&T Offshore, Inc. 9.75%, 11/1/2023 (a) (b)	2,791,500	1,745,385
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	3,581,000	3,539,317
8.25%, 8/1/2023	1,017,920	1,135,174
		254,200,175
OIL & GAS SERVICES — 0.7%
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,755,000	3,113,045
FTS International, Inc. 6.25%, 5/1/2022	1,228,000	413,897
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	3,113,000	1,517,588
Oceaneering International, Inc. 4.65%, 11/15/2024	2,322,000	1,751,996
SESI LLC:
7.13%, 12/15/2021 (a)	6,623,000	2,969,223
7.75%, 9/15/2024	1,229,000	438,065
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	4,033,565	3,777,394
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	1,822,600	1,675,024
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	8,360,000	5,790,470
		21,446,702
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
5.25%, 4/30/2025 (a)	4,768,000	4,898,929
6.00%, 2/15/2025 (a)	4,759,000	4,873,026
Ball Corp.:
4.00%, 11/15/2023 (b)	8,056,000	8,384,765
5.00%, 3/15/2022	3,232,000	3,361,506
Berry Global, Inc.:
5.13%, 7/15/2023 (b)	3,245,000	3,264,340
5.50%, 5/15/2022	1,276,000	1,277,582
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023 (b)	7,528,000	7,731,256

59

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a) (b)	$ 1,064,000	$ 1,023,079
Graphic Packaging International LLC 4.75%, 4/15/2021	1,239,000	1,254,165
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	14,210,000	13,970,561
7.25%, 4/15/2025 (a) (b)	4,321,000	3,912,363
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a)	145,000	145,389
5.88%, 8/15/2023 (a) (b)	6,307,000	6,496,210
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	13,336,000	13,401,880
7.00%, 7/15/2024 (a)	2,812,000	2,824,316
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	1,299,000	1,343,543
5.13%, 12/1/2024 (a)	2,412,000	2,574,931
5.25%, 4/1/2023 (a)	505,000	530,225
		81,268,066
PHARMACEUTICALS — 1.9%
Bausch Health Cos., Inc.:
6.13%, 4/15/2025 (a) (b)	20,711,951	20,985,142
7.00%, 3/15/2024 (a) (b)	15,761,000	16,344,315
Elanco Animal Health, Inc.:
4.66%, 8/27/2021	4,130,000	4,246,177
5.02%, 8/28/2023	3,146,000	3,305,471
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a)	6,034,000	4,523,086
6.00%, 2/1/2025 (a)	8,057,000	6,235,473
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	13,854
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	1,083,000	210,795
5.75%, 8/1/2022 (a)	4,217,000	1,072,678
		56,936,991
PIPELINES — 3.1%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	1,760,000	1,601,283
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	5,608,000	4,782,278
Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	$ 4,287,000	$ 4,263,464
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (b)	4,852,000	4,316,922
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	478,000	463,588
4.75%, 9/30/2021 (a) (b)	4,136,000	4,200,770
4.95%, 4/1/2022 (b)	1,245,000	1,256,554
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025 (b)	2,817,000	2,164,358
4.40%, 4/1/2024 (b)	2,071,000	1,722,575
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	2,152,000	2,039,988
4.75%, 7/15/2023	7,823,000	7,882,611
6.00%, 7/1/2025 (a) (b)	2,505,000	2,547,660
Genesis Energy L.P./Genesis Energy Finance Corp. 6.00%, 5/15/2023	2,615,000	2,377,244
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,476,000	1,901,320
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025 (b)	1,058,000	800,229
7.50%, 11/1/2023	6,427,000	5,350,927
NuStar Logistics L.P. 4.80%, 9/1/2020	4,768,000	4,761,277
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	3,514,000	3,385,493
Rockies Express Pipeline LLC 3.60%, 5/15/2025 (a) (b)	2,004,000	1,851,676
Ruby Pipeline LLC 7.00%, 4/1/2022 (a)	3,632,046	3,376,822
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	1,710,000	965,124
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	3,361,000	3,110,807
5.50%, 9/15/2024 (a) (b)	5,843,000	5,303,399
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	2,999,340	2,865,360
5.13%, 2/1/2025	1,824,000	1,753,885
5.25%, 5/1/2023	1,952,000	1,914,932
6.75%, 3/15/2024	4,793,000	4,822,094
Western Midstream Operating L.P.:
3.10%, 2/1/2025 (b)	5,129,000	4,878,397

60

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.95%, 6/1/2025	$ 825,000	$ 773,916
4.00%, 7/1/2022	2,814,000	2,806,543
5.38%, 6/1/2021 (b)	4,080,000	4,080,122
		94,321,618
REAL ESTATE — 0.8%
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	9,117,000	8,477,989
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	4,337,000	4,315,272
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a)	120,000	113,983
5.25%, 12/1/2021 (a) (b)	4,926,000	4,991,959
7.63%, 6/15/2025 (a)	4,535,000	4,553,095
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	1,746,000	846,007
		23,298,305
REAL ESTATE INVESTMENT TRUSTS — 3.9%
CBL & Associates L.P. 5.25%, 12/1/2023	4,088,000	1,169,658
CoreCivic, Inc. 5.00%, 10/15/2022 (b)	718,000	703,841
Diversified Healthcare Trust 9.75%, 6/15/2025	5,926,000	6,368,909
ESH Hospitality, Inc. 5.25%, 5/1/2025 (a) (b)	1,721,000	1,656,824
HAT Holdings I LLC/HAT Holdings II LLC:
5.25%, 7/15/2024 (a)	2,614,000	2,673,024
6.00%, 4/15/2025 (a) (b)	2,348,000	2,469,908
Iron Mountain, Inc. 5.75%, 8/15/2024 (b)	5,910,000	5,966,618
iStar, Inc.:
4.25%, 8/1/2025	2,214,000	2,017,707
4.75%, 10/1/2024	3,165,000	2,969,308
5.25%, 9/15/2022 (b)	4,589,000	4,485,885
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	2,786,000	2,671,607
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.63%, 6/15/2025 (a) (b)	6,967,000	6,856,294
5.63%, 5/1/2024 (b)	3,659,000	3,787,980
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	2,352,000	2,422,560
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.50%, 6/1/2025 (a)	2,663,500	2,723,375
Security Description	Principal Amount	Value
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023 (b)	$ 840,000	$ 793,010
SBA Communications Corp.:
4.00%, 10/1/2022	2,956,680	2,986,542
4.88%, 9/1/2024	6,660,000	6,818,042
Service Properties Trust:
4.35%, 10/1/2024	6,478,000	5,837,650
4.50%, 6/15/2023 (b)	1,964,000	1,879,410
4.50%, 3/15/2025 (b)	3,213,000	2,930,160
4.65%, 3/15/2024	2,533,000	2,293,429
5.00%, 8/15/2022	1,347,000	1,320,518
7.50%, 9/15/2025	1,453,000	1,536,911
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	5,177,000	5,097,688
4.75%, 3/15/2025	2,344,000	2,143,940
5.00%, 12/15/2021	3,460,500	3,369,212
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	4,031,000	3,694,331
7.88%, 2/15/2025 (a) (b)	12,765,000	12,963,368
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	3,442,000	3,368,651
8.25%, 10/15/2023	4,396,000	4,180,948
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a)	6,143,000	5,777,676
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	1,881,000	1,083,889
		117,018,873
RETAIL — 5.2%
1011778 BC ULC/New Red Finance, Inc.:
4.25%, 5/15/2024 (a)	13,017,000	13,026,503
5.75%, 4/15/2025 (a) (b)	2,411,000	2,533,768
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a) (e)	2,710,000	2,682,900
Brinker International, Inc. 5.00%, 10/1/2024 (a)	1,955,000	1,825,129
Carvana Co. 8.88%, 10/1/2023 (a) (b)	1,610,000	1,617,792
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a) (b)	2,866,000	2,722,700
eG Global Finance PLC 6.75%, 2/7/2025 (a)	5,561,000	5,419,639
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	432,000	359,744
6.75%, 1/15/2022 (b)	6,223,000	5,177,038
6.75%, 6/15/2023 (b)	2,867,000	2,380,642

61

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
10.00%, 4/15/2025 (a)	$ 3,743,000	$ 4,025,821
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	2,021,000	1,618,457
Gap, Inc.:
8.38%, 5/15/2023 (a) (b)	1,790,000	1,944,423
8.63%, 5/15/2025 (a) (b)	4,064,000	4,317,553
Golden Nugget, Inc. 6.75%, 10/15/2024 (a) (b)	8,743,000	6,259,988
Group 1 Automotive, Inc. 5.00%, 6/1/2022	3,903,000	3,893,360
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	4,670,000	3,440,109
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,311,000	2,379,960
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	4,453,000	4,536,716
KGA Escrow LLC 7.50%, 8/15/2023 (a) (b)	1,594,000	1,590,589
L Brands, Inc.:
5.63%, 2/15/2022	7,328,000	7,215,662
5.63%, 10/15/2023 (b)	3,889,000	3,678,177
6.63%, 4/1/2021	3,417,000	3,541,857
6.88%, 7/1/2025 (a)	645,000	668,755
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	3,079,000	2,418,277
3.63%, 6/1/2024 (b)	4,993,000	3,609,140
3.88%, 1/15/2022	2,445,000	2,190,745
Macy's, Inc. 8.38%, 6/15/2025 (a) (b)	7,271,000	7,237,917
Penske Automotive Group, Inc. 5.75%, 10/1/2022 (b)	1,024,000	1,027,830
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	7,116,000	7,141,048
7.13%, 3/15/2023 (a)	11,481,000	11,318,314
8.88%, 6/1/2025 (a)	2,592,000	2,595,188
QVC, Inc.:
4.38%, 3/15/2023	6,438,000	6,447,979
4.45%, 2/15/2025 (b)	4,706,000	4,618,563
4.85%, 4/1/2024	794,000	800,940
5.13%, 7/2/2022	63,000	63,636
Rite Aid Corp. 6.13%, 4/1/2023 (a)	9,128,000	8,870,591
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	4,268,000	4,236,886
Yum! Brands, Inc.:
3.75%, 11/1/2021	82,000	82,946
3.88%, 11/1/2020 (b)	3,715,000	3,715,000
7.75%, 4/1/2025 (a) (b)	3,633,000	3,918,082
		157,150,364
Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.0% (h)
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	$ 435,000	$ 437,023
SOFTWARE — 1.5%
CDK Global, Inc. 5.00%, 10/15/2024 (b)	287,000	306,042
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	9,030,000	8,915,319
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	3,868,000	4,013,089
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	2,172,000	2,154,515
PTC, Inc. 3.63%, 2/15/2025 (a) (b)	465,000	461,080
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a)	4,911,000	4,919,840
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	2,478,000	1,498,942
RP Crown Parent LLC 7.38%, 10/15/2024 (a)	759,000	759,554
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	11,132,000	11,325,586
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	639,000	645,556
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a) (b)	7,170,910	7,107,304
10.50%, 2/1/2024 (a) (b)	3,619,000	3,141,618
		45,248,445
STORAGE & WAREHOUSING — 0.0% (h)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a) (b)	995,000	994,891
TELECOMMUNICATIONS — 8.1%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,762,562	405,389
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	2,561,000	2,648,817
Series S, 6.45%, 6/15/2021 (b)	10,033,000	10,259,746
Series T, 5.80%, 3/15/2022	6,866,000	7,054,884
Series W, 6.75%, 12/1/2023 (b)	6,552,000	7,049,100
Series Y, 7.50%, 4/1/2024 (b)	5,083,000	5,590,741

62

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	$ 3,646,000	$ 3,724,280
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	4,941,000	4,766,731
CommScope, Inc.:
5.50%, 3/1/2024 (a)	11,081,000	11,219,512
5.50%, 6/15/2024 (a) (b)	2,907,000	2,960,285
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	2,346,000	2,160,760
DKT Finance ApS 9.38%, 6/17/2023 (a) (b)	1,937,950	1,956,264
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a) (b)	5,641,000	4,791,691
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	2,110,000	2,337,289
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	3,991,850	4,113,761
Intelsat Jackson Holdings SA 9.50%, 9/30/2022 (a) (g)	5,115,000	5,685,322
Level 3 Financing, Inc.:
5.13%, 5/1/2023 (b)	4,706,000	4,706,423
5.38%, 8/15/2022 (b)	4,526,000	4,528,987
5.38%, 1/15/2024 (b)	6,038,000	6,086,727
5.38%, 5/1/2025 (b)	4,423,000	4,531,894
5.63%, 2/1/2023	2,710,000	2,707,317
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a) (b)	3,480,000	3,509,336
Nokia Oyj 3.38%, 6/12/2022	1,753,000	1,791,093
Plantronics, Inc. 5.50%, 5/31/2023 (a)	3,212,000	2,812,652
Qwest Corp. 6.75%, 12/1/2021 (b)	5,653,000	5,959,223
Sprint Communications, Inc.:
6.00%, 11/15/2022	6,918,000	7,293,855
7.00%, 8/15/2020	3,491,000	3,518,439
11.50%, 11/15/2021	1,841,000	2,041,246
Sprint Corp.:
7.13%, 6/15/2024	10,402,000	11,731,168
7.25%, 9/15/2021	8,846,000	9,268,927
7.63%, 2/15/2025	808,000	932,125
7.88%, 9/15/2023	22,224,000	25,055,560
Telecom Italia SpA 5.30%, 5/30/2024 (a) (b)	7,292,000	7,633,703
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (b)	4,224,000	4,419,994
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	2,110,000	2,169,629
5.13%, 4/15/2025 (b)	1,738,000	1,775,975
6.00%, 3/1/2023	13,818,000	13,901,184
6.00%, 4/15/2024	7,952,000	8,113,744
6.38%, 3/1/2025 (b)	9,595,000	9,841,400
6.50%, 1/15/2024 (b)	3,483,000	3,558,477
Security Description	Principal Amount	Value
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	$ 2,623,000	$ 2,365,448
VEON Holdings B.V.:
4.00%, 4/9/2025 (a)	1,575,000	1,629,274
Series REGS, 3.95%, 6/16/2021	3,600,000	3,646,188
Series REGS, 4.95%, 6/16/2024	3,240,000	3,468,290
Series REGS, 5.95%, 2/13/2023	5,100,000	5,513,049
Series REGS, 7.50%, 3/1/2022	3,328,000	3,608,750
		244,844,649
TRANSPORTATION — 1.1%
Altera Infrastructure L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,352,000	4,744,923
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	1,997,000	1,776,871
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	4,595,000	2,645,020
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	3,951,000	1,680,044
XPO Logistics, Inc.:
6.25%, 5/1/2025 (a) (b)	3,853,000	4,034,707
6.50%, 6/15/2022 (a)	10,760,000	10,773,450
6.75%, 8/15/2024 (a)	7,135,000	7,474,055
		33,129,070
TRUCKING & LEASING — 0.2%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	5,249,000	5,048,908
TOTAL CORPORATE BONDS & NOTES (Cost $3,077,703,262)		2,954,529,519
	Shares
COMMON STOCKS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0% (h)
Abengoa SA Class A (i)	1,017,249	12,225
Abengoa SA Class B (i)	10,518,618	47,256
		59,481
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (h)
Avanti Communications Group PLC (c) (i)	8,448,041	—

63

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (h)
Mood Media Corp. (i)	822,357	$ 165
HOUSEHOLD PRODUCTS — 0.0% (h)
Cenveo Enterprises, Inc. (c) (i)	9,870	98,700
MEDIA — 0.0% (h)
Clear Channel Outdoor Holding, Inc. (i)	70,012	72,812
iHeartMedia, Inc. Class A (b) (i)	3,497	29,200
		102,012
OIL, GAS & CONSUMABLE FUELS — 0.0% (h)
Amplify Energy Corp.	46,662	57,394
TRANSPORTATION INFRASTRUCTURE — 0.0%
ATD New Holdings, Inc. (c) (i)	41,112	555,012
Erickson, Inc. (c) (i)	7,423	37,115
		592,127
TOTAL COMMON STOCKS (Cost $16,810,170)		909,879
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (h)
MEDIA — 0.0% (h)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.18%, 5/1/2026 (d) (Cost $736,838)	$ 736,650	682,017
	SHARES	VALUE
WARRANTS — 0.0% (h)
ADVERTISING SERVICES — 0.0% (h)
Affinion Group, Inc. (expiring 11/20/22) (b) (c)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (h)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (c)	4,407,135	—
MEDIA — 0.0% (h)
iHeartMedia, Inc. (expiring 05/01/39) (i)	26,277	201,019
TOTAL WARRANTS (Cost $421,746)		201,019
Security Description	SHARES	VALUE
SHORT-TERM INVESTMENTS — 15.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (j) (k)	82,287,603	$ 82,320,518
State Street Navigator Securities Lending Portfolio II (l) (m)	388,958,936	388,958,936
TOTAL SHORT-TERM INVESTMENTS (Cost $471,264,917)		471,279,454
TOTAL INVESTMENTS — 112.8% (Cost $3,566,936,933)		3,427,601,888
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(390,261,270)
NET ASSETS — 100.0%		$ 3,037,340,618
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 49.2% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of June 30, 2020, total aggregate fair value of the securities is $1,729,990, representing 0.10% of the Fund's net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(g)	Security is currently in default and/or issuer is in bankruptcy.
(h)	Amount is less than 0.05% of net assets.
(i)	Non-income producing security.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at June 30, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
SOFR	Secured Overnight Financing Rate

64

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,953,490,356	$1,039,163	$2,954,529,519
Common Stocks	218,887	165	690,827	909,879
Senior Floating Rate Loans	—	682,017	—	682,017
Warrants	—	201,019	0(a)	201,019
Short-Term Investments	471,279,454	—	—	471,279,454
TOTAL INVESTMENTS	$471,498,341	$2,954,373,557	$1,729,990	$3,427,601,888
(a)	The Fund held Level 3 securities that were valued at $0 at June 30, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$1,115,300,666	$1,032,935,609	$(59,076)	$14,537	82,287,603	$ 82,320,518	$ 624,467
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio II	—	—	1,277,489,491	888,530,555	—	—	388,958,936	388,958,936	1,578,170
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	227,489,009	441,434,440	—	—	—	—	689,055
Total		$281,472,084	$2,735,371,137	$2,545,519,228	$(59,076)	$14,537		$471,279,454	$2,965,057
65	ARSJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2027	$ 485,000	$ 566,344
Series A, 5.00%, 9/1/2024	100,000	118,143
Series A, 5.00%, 9/1/2025	1,025,000	1,246,164
Series A, 5.00%, 9/1/2030	190,000	240,339
Series A, 5.00%, 9/1/2033	1,025,000	1,242,648
Series A, 5.00%, 9/1/2036	2,310,000	2,817,380
Series B, 5.00%, 9/1/2025	465,000	565,333
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	137,337
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	339,990
Series A, 5.00%, 6/1/2027	195,000	240,650
Series A, 5.00%, 6/1/2028	260,000	320,018
Series A, 5.00%, 6/1/2037	2,310,000	2,888,008
Series A, 5.00%, 6/1/2038	1,455,000	1,814,181
Series A, 5.00%, 6/1/2043	2,000,000	2,465,700
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	116,014
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	265,637
Series A, 4.00%, 1/1/2038	145,000	163,511
Series A, 5.00%, 1/1/2032	100,000	123,293
Series A, 5.00%, 1/1/2042	255,000	306,472
Series B, 3.00%, 1/1/2043	165,000	171,074
Series B, 4.00%, 1/1/2036	250,000	281,775
Series B, 5.00%, 1/1/2030	750,000	925,830
Series B, 5.00%, 1/1/2043	1,585,000	1,876,022
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	376,857
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	151,224
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	301,716
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	592,715
Series B, 3.00%, 7/1/2034	1,050,000	1,131,512
		21,785,887
ALASKA — 0.0% (a)
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	106,691
Series B, 5.00%, 8/1/2026	245,000	294,456
Security Description	Principal Amount	Value
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	$ 250,000	$ 306,975
Series B, 5.00%, 5/1/2037	500,000	612,300
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	254,515
		1,574,937
ARIZONA — 1.8%
Arizona Board of Regents Authority Revenue:
5.00%, 7/1/2036	625,000	825,419
5.00%, 7/1/2041	750,000	974,857
5.00%, 7/1/2043	710,000	918,633
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	391,299
5.00%, 6/1/2028	205,000	253,384
5.00%, 6/1/2029	420,000	517,377
5.00%, 6/1/2032	385,000	467,871
5.00%, 6/1/2033	270,000	326,686
5.00%, 6/1/2038	230,000	274,839
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	214,032
5.00%, 1/1/2024	170,000	197,224
Series A, 5.00%, 1/1/2021	190,000	194,454
Series A, 5.00%, 1/1/2027	1,400,000	1,782,802
Series A, 5.00%, 1/1/2029	575,000	727,162
Series A, 5.00%, 12/1/2034	300,000	355,578
Series A, 5.00%, 12/1/2036	510,000	601,535
Arizona, State:
5.00%, 9/1/2022	100,000	109,993
5.00%, 10/1/2022	145,000	160,034
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	141,672
5.00%, 7/1/2025	320,000	376,538
5.00%, 7/1/2026	540,000	632,367
5.00%, 7/1/2027	310,000	385,293
5.00%, 7/1/2028	395,000	489,634
5.00%, 7/1/2031	350,000	405,510
5.00%, 7/1/2035	5,000,000	6,022,750
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	472,569
5.00%, 7/1/2024	125,000	147,358
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,828,000
Series B, 5.00%, 7/1/2042	2,990,000	3,644,631
Series C, 5.00%, 7/1/2042	390,000	465,013
Series D, 5.00%, 7/1/2041	200,000	232,402

66

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	$ 200,000	$ 242,456
5.00%, 7/1/2026	150,000	186,333
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	150,000	179,379
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	485,745
5.00%, 7/1/2021	500,000	521,840
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	261,167
5.00%, 7/1/2024	225,000	264,753
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	642,641
5.00%, 7/1/2036	900,000	1,105,893
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	70,000
5.00%, 7/1/2024	160,000	188,966
5.00%, 7/1/2026	100,000	124,885
5.00%, 7/1/2029	455,000	566,116
Series A, 5.00%, 7/1/2025	145,000	176,578
Series A, 5.00%, 7/1/2026	235,000	286,178
Series A, 5.00%, 7/1/2037	390,000	491,435
Series A, 5.00%, 7/1/2044	5,000,000	6,519,500
Series B, 5.00%, 7/1/2024	3,000,000	3,543,120
Series B, 5.00%, 7/1/2026	6,715,000	8,325,312
Series B, 5.00%, 7/1/2037	500,000	597,060
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	546,061
5.00%, 7/1/2025	205,000	249,645
5.00%, 7/1/2026	300,000	374,655
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	385,000	435,651
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	250,438
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	119,050
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	200,000	228,718
Security Description	Principal Amount	Value
State of Arizona Lottery Revenue 5.00%, 7/1/2025	$ 4,050,000	$ 4,898,637
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	583,066
		59,002,194
ARKANSAS — 0.1%
Fayetteville,AZ,Capital Improvement Corp., Sales & Tax Revenue Series A, 5.00%, 11/1/2026	570,000	720,064
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,135,186
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	254,966
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	384,258
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	247,084
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	566,021
		4,307,579
CALIFORNIA — 18.6%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	592,190
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,790,361
5.00%, 10/1/2032	590,000	623,193
5.00%, 10/1/2036	395,000	417,223
5.00%, 10/1/2041	1,300,000	1,373,138
Anaheim, Public Financing Authority Revenue Series A, 5.00%, 5/1/2031	540,000	599,594
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,494,771
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	392,244
3.25%, 8/1/2037	240,000	257,302
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2025	150,000	185,936
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	834,172

67

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
California Educational Facilities Authority Revenue:
5.00%, 9/1/2040	$ 1,325,000	$ 1,568,031
5.00%, 10/1/2041	525,000	621,122
California State Public Works Board:
3.00%, 5/1/2032	655,000	717,762
5.00%, 9/1/2029	530,000	669,220
Series B, 5.00%, 10/1/2027	1,790,000	2,310,747
Series B, 5.00%, 10/1/2028	1,300,000	1,651,793
Series C, 5.00%, 11/1/2031	6,855,000	9,049,148
Series C, 5.00%, 11/1/2034	2,580,000	3,352,194
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	357,374
2.13%, 4/1/2053 (b)	575,000	591,376
5.00%, 4/1/2024	250,000	288,518
Series A, 2.63%, 4/1/2045 (b)	23,510,000	24,797,408
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	138,173
5.00%, 4/1/2022	550,000	592,795
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,312,073
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	366,355
5.00%, 10/1/2026	300,000	379,595
5.00%, 10/1/2027	295,000	367,886
5.00%, 10/1/2028	490,000	610,123
5.00%, 10/1/2029	115,000	151,376
5.00%, 11/1/2030	7,100,000	9,484,393
5.00%, 10/1/2031	410,000	518,855
5.00%, 10/1/2032	3,470,000	4,266,137
5.00%, 10/1/2033	3,810,000	4,659,668
5.00%, 10/1/2034	2,400,000	2,927,712
5.00%, 10/1/2035	2,225,000	2,707,313
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,435,045
Series A, 5.00%, 6/1/2042	1,525,000	1,798,631
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	418,783
Series AW, 5.00%, 12/1/2029	285,000	360,043
Series AW, 5.00%, 12/1/2032	255,000	317,268
Series AX, 5.00%, 12/1/2029	300,000	389,838
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	127,457
Series BA, 5.00%, 12/1/2022	740,000	825,115
Security Description	Principal Amount	Value
Series O, 5.00%, 5/1/2021	$ 355,000	$ 369,133
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	10,322,767
3.00%, 10/1/2036	1,830,000	2,003,264
3.00%, 10/1/2037	12,095,000	13,194,677
3.25%, 3/1/2032	250,000	271,730
3.50%, 8/1/2027	175,000	207,807
3.75%, 12/1/2035	280,000	302,375
4.00%, 11/1/2023	160,000	179,482
4.00%, 10/1/2024	250,000	287,735
4.00%, 9/1/2025	250,000	294,493
4.00%, 8/1/2033	205,000	236,742
4.00%, 9/1/2033	1,035,000	1,197,164
4.00%, 10/1/2034	500,000	605,705
4.00%, 10/1/2036	500,000	600,395
4.00%, 11/1/2036	30,000	34,841
4.00%, 10/1/2037	500,000	598,390
4.00%, 10/1/2044	965,000	1,128,925
5.00%, 8/1/2021	2,000,000	2,101,780
5.00%, 9/1/2021	2,290,000	2,415,492
5.00%, 4/1/2022	10,000,000	10,818,400
5.00%, 8/1/2022	100,000	109,837
5.00%, 9/1/2022	2,025,000	2,231,995
5.00%, 8/1/2023	600,000	686,394
5.00%, 9/1/2023	545,000	625,453
5.00%, 11/1/2023	1,395,000	1,611,030
5.00%, 4/1/2024	8,650,000	10,140,222
5.00%, 8/1/2024	875,000	1,037,933
5.00%, 9/1/2024	720,000	856,519
5.00%, 3/1/2025	435,000	526,220
5.00%, 8/1/2025	455,000	557,753
5.00%, 9/1/2025	235,000	288,787
5.00%, 10/1/2025	5,000,000	6,159,550
5.00%, 3/1/2026	110,000	132,220
5.00%, 8/1/2026	2,990,000	3,749,355
5.00%, 9/1/2026	1,170,000	1,476,013
5.00%, 10/1/2026	1,010,000	1,256,208
5.00%, 4/1/2027	5,000,000	6,395,600
5.00%, 8/1/2027	14,435,000	18,289,467
5.00%, 9/1/2027	165,000	173,780
5.00%, 10/1/2027	170,000	210,654
5.00%, 11/1/2027	180,000	233,930
5.00%, 4/1/2028	3,000,000	3,940,530
5.00%, 8/1/2028	1,970,000	2,470,465
5.00%, 9/1/2028	2,620,000	2,904,715
5.00%, 10/1/2028	3,000,000	3,991,200
5.00%, 4/1/2029	5,000,000	6,727,100
5.00%, 8/1/2029	765,000	944,320
5.00%, 9/1/2029	1,705,000	1,839,868
5.00%, 10/1/2029	5,750,000	7,695,763
5.00%, 3/1/2030	1,640,000	2,248,719
5.00%, 8/1/2030	1,930,000	2,319,590
5.00%, 9/1/2030	1,455,000	1,808,128
5.00%, 11/1/2030	500,000	641,355

68

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 4/1/2031	$ 1,845,000	$ 2,455,105
5.00%, 9/1/2031	1,915,000	2,328,138
5.00%, 3/1/2032	280,000	330,053
5.00%, 4/1/2032	4,600,000	6,385,208
5.00%, 8/1/2032	625,000	749,820
5.00%, 4/1/2033	2,000,000	2,626,120
5.00%, 8/1/2033	150,000	175,599
5.00%, 8/1/2034	2,350,000	2,788,392
5.00%, 9/1/2034	290,000	354,635
5.00%, 10/1/2034	155,000	179,795
5.00%, 8/1/2035	4,430,000	5,316,550
5.00%, 9/1/2035	230,000	280,375
5.00%, 10/1/2035	435,000	523,940
5.00%, 4/1/2036	500,000	649,860
5.00%, 8/1/2036	1,370,000	1,661,632
5.00%, 9/1/2036	1,390,000	1,689,434
5.00%, 11/1/2036	500,000	641,820
5.00%, 10/1/2037	90,000	103,750
5.00%, 10/1/2039	500,000	597,940
4.00%, 12/1/2030 (b)	135,000	139,201
Series B, 5.00%, 9/1/2023	2,900,000	3,328,098
Series B, 5.00%, 8/1/2024	150,000	177,932
Series C, 5.00%, 9/1/2032	1,350,000	1,613,277
Series C, 5.00%, 9/1/2034	155,000	184,369
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	183,963
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	108,570
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	283,533
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,170,884
Series A, 4.00%, 8/1/2042	500,000	570,895
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	1,000,000	1,180,590
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	498,675
5.00%, 8/1/2033	145,000	175,151
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	318,130
Series B, 5.00%, 3/1/2026	2,400,000	2,957,520
Series B, 5.00%, 3/1/2028	3,000,000	3,782,340
Security Description	Principal Amount	Value
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	$ 4,895,000	$ 5,745,066
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	171,659
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	435,866
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	282,413
Series A, 5.00%, 6/1/2035	760,000	928,953
Series A, 5.00%, 6/1/2044	735,000	934,736
Series B, 5.00%, 6/1/2034	100,000	124,985
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	154,794
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	282,238
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,200,730
Series A, 5.00%, 7/1/2045	315,000	377,030
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	474,798
Series C, 5.00%, 3/1/2035	570,000	689,050
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	106,847
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	825,117
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	123,144
Series A, 5.00%, 10/1/2031	340,000	411,526
Series A, 5.00%, 10/1/2032	250,000	299,887
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (b)	2,570,000	2,571,028
5.00%, 8/1/2027	230,000	281,421
5.00%, 8/1/2028	140,000	171,221

69

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	$ 100,000	$ 118,927
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	239,577
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,198,424
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	373,512
Series B, 5.00%, 8/1/2022	590,000	647,649
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,357,917
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	565,395
5.00%, 8/1/2036	430,000	521,723
Series A, 5.00%, 8/1/2023	235,000	269,228
Series A, 5.00%, 8/1/2026	215,000	255,035
Series G, 4.00%, 8/1/2039	350,000	383,036
Series J, 4.00%, 8/1/2036	400,000	462,788
Series J, 4.00%, 8/1/2039	480,000	551,246
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2028	525,000	682,542
Series C, 5.00%, 5/15/2038	465,000	535,452
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,292,880
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,164,387
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	1,000,904
Series A, 5.00%, 7/1/2024	250,000	297,453
Series A, 5.00%, 7/1/2027	150,000	186,869
Series A, 5.00%, 7/1/2028	250,000	319,302
Series A, 5.00%, 7/1/2030	520,000	618,946
Series A, 5.00%, 7/1/2031	390,000	492,480
Series A, 5.00%, 7/1/2032	715,000	907,050
Series A, 5.00%, 7/1/2034	275,000	323,983
Series A, 5.00%, 7/1/2036	3,675,000	4,581,493
Series A, 5.00%, 7/1/2037	910,000	1,173,099
Series A, 5.00%, 7/1/2038	570,000	683,014
Series A, 5.00%, 7/1/2040	2,215,000	2,638,597
Series B, 5.00%, 1/1/2024	835,000	968,241
Series B, 5.00%, 7/1/2025	100,000	122,886
Series B, 5.00%, 7/1/2028	320,000	395,907
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2029	$ 100,000	$ 123,295
Series B, 5.00%, 7/1/2031	4,000,000	5,336,280
Series B, 5.00%, 7/1/2032	2,640,000	3,491,981
Series B, 5.00%, 7/1/2033	1,500,000	1,969,545
Series B, 5.00%, 7/1/2034	555,000	670,285
Series B, 5.00%, 7/1/2036	100,000	120,298
Series B, 5.00%, 7/1/2037	100,000	122,967
Series B, 5.00%, 7/1/2042	230,000	273,047
Series B, 5.00%, 7/1/2043	895,000	1,101,157
Series C, 5.00%, 7/1/2042	595,000	734,557
Series D, 5.00%, 7/1/2030	305,000	357,433
Series D, 5.00%, 7/1/2032	180,000	209,549
Series D, 5.00%, 7/1/2044	130,000	148,855
Series E, 5.00%, 7/1/2039	310,000	356,925
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	679,651
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	319,555
Series A, 5.00%, 12/1/2035	1,405,000	1,780,163
Series A, 5.00%, 12/1/2037	1,165,000	1,464,312
Series A, 5.00%, 12/1/2038	1,925,000	2,409,580
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
5.00%, 7/1/2037	1,600,000	2,027,152
Series A, 4.00%, 6/1/2034	110,000	126,376
Series A, 5.00%, 6/1/2021	165,000	172,290
Series A, 5.00%, 6/1/2023	510,000	580,762
Series A, 5.00%, 7/1/2023	325,000	371,345
Series A, 5.00%, 6/1/2026	100,000	125,868
Series A, 5.00%, 6/1/2029	250,000	310,555
Series A, 5.00%, 7/1/2030	100,000	127,786
Series A, 5.00%, 6/1/2033	350,000	427,080
Series A, 5.00%, 6/1/2034	245,000	298,332
Series A, 5.00%, 6/1/2037	405,000	489,556
Series A, 5.00%, 6/1/2038	850,000	1,025,312
Series A, 5.00%, 7/1/2042	860,000	1,059,787
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2034	215,000	239,903
Series D, 4.00%, 12/1/2036	665,000	736,268
Series D, 4.00%, 12/1/2040	865,000	950,600
Series D, 5.00%, 12/1/2028	1,975,000	2,382,778
Series D, 5.00%, 12/1/2029	100,000	120,225
Series D, 5.00%, 12/1/2030	330,000	395,182
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	220,000	237,340

70

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	$ 100,000	$ 122,377
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	171,133
Series A, 4.00%, 7/1/2021	185,000	191,943
Series A, 4.00%, 7/1/2040	2,035,000	2,256,103
Series A, 5.00%, 7/1/2021	125,000	130,936
Series A, 5.00%, 7/1/2022	965,000	1,054,436
Series A, 5.00%, 7/1/2023	315,000	358,596
Series A, 5.00%, 7/1/2024	2,810,000	3,319,931
Series A, 5.00%, 7/1/2025	4,905,000	5,986,749
Series A, 5.00%, 7/1/2026	265,000	332,360
Series A, 5.00%, 7/1/2027	270,000	348,081
Series A, 5.00%, 7/1/2029	225,000	235,197
Series A, 5.00%, 7/1/2030	385,000	441,161
Series A, 5.00%, 7/1/2031	5,645,000	7,281,667
Series A, 5.00%, 7/1/2032	460,000	480,189
Series A, 5.00%, 7/1/2040	970,000	1,141,409
Series B, 3.00%, 7/1/2031	520,000	565,625
Series B, 5.00%, 7/1/2028	250,000	311,382
Series B-1, 5.00%, 7/1/2027	485,000	625,257
Series B-1, 5.00%, 7/1/2029	250,000	322,402
Series B-1, 5.00%, 7/1/2032	300,000	378,936
Series B-1, 5.00%, 7/1/2033	255,000	320,397
Series B-1, 5.00%, 7/1/2034	270,000	338,434
Series B-1, 5.00%, 7/1/2036	1,000,000	1,241,000
Series B-1, 5.00%, 7/1/2037	500,000	618,775
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	298,827
Series B, 5.00%, 6/1/2035	835,000	993,658
Series B, 5.00%, 6/1/2039	240,000	294,701
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	290,065
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	342,277
Metropolitan Water District of Southern California Revenue:
5.00%, 10/1/2040	2,325,000	3,041,077
Series A, 2.25%, 7/1/2024	845,000	912,270
Series A, 2.50%, 7/1/2025	250,000	276,563
Series A, 5.00%, 7/1/2021	5,000,000	5,241,550
Series A, 5.00%, 7/1/2024	5,000,000	5,944,600
Series A, 5.00%, 7/1/2034	140,000	170,416
Series B, 5.00%, 8/1/2023	135,000	153,946
Series B, 5.00%, 8/1/2024	150,000	177,483
Security Description	Principal Amount	Value
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	$ 160,000	$ 174,894
5.00%, 9/1/2023	440,000	498,982
5.00%, 9/1/2027	385,000	458,081
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	199,037
Zero Coupon, 8/1/2032	975,000	719,131
0.01%, 8/1/2027	205,000	184,090
0.01%, 8/1/2030	300,000	240,165
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,422,998
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	54,345
Zero Coupon, 8/1/2043	5,000,000	2,261,050
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,837,250
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	112,556
5.00%, 8/1/2025 (c)	150,000	178,472
Series A, 5.00%, 8/1/2030	175,000	204,467
Series A, 5.00%, 8/1/2031	150,000	174,992
Series A, 5.00%, 8/1/2032	150,000	174,698
Series A, 5.00%, 8/1/2040	100,000	114,970
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (c)	750,000	868,155
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	147,037
Series A, 5.00%, 2/1/2037	300,000	350,811
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	161,521
Orange County, FL, Sales Tax Revenue 5.00%, 2/15/2022	2,000,000	2,155,480
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	424,529
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	149,649

71

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	$ 100,000	$ 116,323
Series A, 5.00%, 8/1/2029	120,000	139,379
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,979,582
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	180,079
Series A, 5.00%, 6/1/2036	4,055,000	4,967,578
Series B, 5.00%, 6/1/2033	500,000	627,140
Series B, 5.00%, 6/1/2034	1,915,000	2,395,722
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,800,000	2,981,048
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,583,657
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	661,456
Sacramento, CA, County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2032	260,000	303,194
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,141,931
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	202,077
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	219,116
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,696,900
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	734,291
5.00%, 10/15/2027	1,065,000	1,260,044
5.00%, 10/15/2028	255,000	300,946
5.00%, 10/15/2029	250,000	294,065
5.00%, 10/15/2031	345,000	402,605
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	233,600
5.00%, 5/15/2027	175,000	211,888
Series A, 5.00%, 5/15/2027	320,000	400,598
Series A, 5.00%, 5/15/2029	185,000	230,147
Series A, 5.00%, 5/15/2033	560,000	690,138
Security Description	Principal Amount	Value
Series A, 5.00%, 5/15/2034	$ 3,020,000	$ 3,714,056
Series A, 5.00%, 5/15/2039	100,000	121,517
Series B, 5.00%, 8/1/2022	330,000	362,172
Series B, 5.00%, 8/1/2029	100,000	124,840
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	531,031
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	335,502
Series A, 5.00%, 4/1/2030	120,000	147,893
Series A, 5.00%, 4/1/2032	145,000	177,790
Series A, 5.00%, 4/1/2033	125,000	152,954
Series A, 5.00%, 4/1/2034	100,000	115,367
Series A, 5.00%, 4/1/2041	125,000	150,473
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	430,255
Series B, 5.00%, 5/1/2035	4,000,000	4,846,400
Series B, 5.00%, 5/1/2036	100,000	120,722
Series B, 5.00%, 5/1/2037	100,000	120,410
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	253,104
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,237,437
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	132,310
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	207,221
4.00%, 8/1/2029	400,000	471,908
5.00%, 8/1/2027	160,000	201,586
5.00%, 8/1/2029	235,000	294,483
5.00%, 8/1/2031	160,000	198,563
5.00%, 8/1/2041	190,000	230,529
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2021	950,000	994,821
Series F, 5.00%, 7/1/2040	1,725,000	2,040,813
Series F, 5.00%, 7/1/2045	150,000	176,427
Series I, Zero Coupon, 7/1/2036	2,865,000	1,672,043
Series I, Zero Coupon, 7/1/2037	405,000	225,318
Series I, Zero Coupon, 7/1/2039	310,000	157,341
Series R-4, 5.00%, 7/1/2024	235,000	277,645
Series R-4, 5.00%, 7/1/2028	250,000	303,620

72

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series R-5, 5.00%, 7/1/2029	$ 260,000	$ 324,012
Series SENIOR-1, 4.00%, 7/1/2033	100,000	115,550
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,250,050
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	194,874
San Francisco, CA, City & County:
Series A, 4.00%, 4/1/2045	115,000	121,234
Series B, 4.00%, 4/1/2038	530,000	576,693
Series R1, 4.00%, 9/1/2039	535,000	571,819
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	608,648
Series A, 5.00%, 10/1/2029	100,000	122,204
Series C, 2.13%, 10/1/2048 (b)	3,000,000	3,100,020
San Francisco, CA, City & County, General Obligation:
4.00%, 4/1/2041	500,000	562,060
Series A, 4.00%, 6/15/2034	1,990,000	2,209,179
Series A, 4.00%, 6/15/2035	1,350,000	1,495,503
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	123,839
5.00%, 11/1/2024	235,000	280,924
5.00%, 11/1/2028	170,000	213,678
5.00%, 11/1/2031	500,000	619,410
5.00%, 11/1/2032	100,000	119,353
5.00%, 11/1/2033	680,000	835,849
5.00%, 11/1/2034	335,000	410,636
Series B, 5.00%, 11/1/2041	1,400,000	1,626,450
Series B, 5.00%, 11/1/2042	350,000	406,129
Series B, 5.00%, 11/1/2043	1,070,000	1,240,119
Series D, 5.00%, 11/1/2033	260,000	328,110
Series D, 5.00%, 11/1/2034	330,000	415,282
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,965,478
San Francisco, CA, Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2021	500,000	522,980
Series F&C, 5.00%, 6/15/2026	665,000	778,163
Series F&C, 5.00%, 6/15/2028	100,000	116,676
Security Description	Principal Amount	Value
San Joaquin, CA 4.00%, 11/15/2030 (c)	$ 125,000	$ 150,934
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	169,889
Series A, 5.00%, 8/1/2027	270,000	327,191
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	217,901
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	155,007
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,672,053
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	230,342
5.00%, 8/1/2035	350,000	432,337
5.00%, 8/1/2036	350,000	430,874
San Mateo County, CA, High School District Authority Revenue 2.25%, 9/1/2042	630,000	618,521
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	278,617
Series A, 5.00%, 6/1/2029	130,000	156,640
Series A, 5.00%, 6/1/2030	160,000	192,358
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,492,012
4.00%, 8/1/2044	8,000,000	9,426,960
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,993,696
Series A, 3.50%, 4/1/2041	600,000	657,852
Series Q, 2.50%, 5/15/2029	140,000	148,138
Series Q, 4.00%, 5/15/2031	1,815,000	2,070,733
Series Q, 4.00%, 5/15/2033	300,000	339,516
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	282,693
Series C, 3.25%, 8/1/2039	150,000	163,242
Series C, 5.00%, 8/1/2030	125,000	160,065
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	264,953

73

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	$ 2,350,000	$ 2,731,240
Series A, 5.00%, 8/1/2043	1,750,000	2,167,655
Series D, 5.00%, 8/1/2043	1,025,000	1,172,610
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	5,000,000	5,206,100
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	272,542
5.00%, 7/1/2027	150,000	188,531
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,365,550
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	306,816
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	600,000	628,494
Series A, 5.00%, 7/1/2027	130,000	135,932
Series C, 5.00%, 7/1/2027	110,000	130,769
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	130,695
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	269,423
Series A, 3.13%, 11/1/2036	225,000	240,100
Series A, 3.20%, 11/1/2037	270,000	287,815
Series A, 4.00%, 11/1/2035	300,000	342,057
Series A, 4.00%, 11/1/2037	555,000	629,015
Series A, 4.00%, 11/1/2038	1,580,000	1,785,210
Series A, 4.00%, 11/1/2043	430,000	477,859
Series A, 5.00%, 11/1/2021	3,180,000	3,379,640
Series A, 5.00%, 11/1/2025	1,390,000	1,711,604
Series A, 5.00%, 11/1/2028	120,000	148,824
Series A, 5.00%, 11/1/2031	205,000	258,558
Series A, 5.00%, 11/1/2032	120,000	145,236
Series A, 5.00%, 11/1/2033	350,000	410,658
Series A, 5.00%, 11/1/2035	1,450,000	1,843,529
Series A, 5.00%, 11/1/2036	265,000	319,086
Series A, 5.00%, 11/1/2037	5,400,000	7,045,096
Series A, 5.00%, 11/1/2038	165,000	196,949
Series A, 5.00%, 11/1/2041	1,940,000	2,314,342
Series A, 5.00%, 11/1/2043	220,000	260,478
Series AM, 5.00%, 5/15/2027	200,000	234,138
Series AO, 5.00%, 5/15/2026	110,000	132,952
Series AO, 5.00%, 5/15/2032	100,000	119,274
Security Description	Principal Amount	Value
Series AO, 5.00%, 5/15/2040	$ 110,000	$ 129,479
Series AR, 4.00%, 5/15/2037	570,000	644,408
Series AR, 5.00%, 5/15/2030	580,000	714,415
Series AR, 5.00%, 5/15/2032	120,000	146,429
Series AR, 5.00%, 5/15/2034	500,000	605,375
Series AR, 5.00%, 5/15/2041	495,000	590,357
Series AT, 1.40%, 5/15/2046 (b)	115,000	115,253
Series AV, 5.00%, 5/15/2042	2,065,000	2,517,318
Series AY, 4.00%, 5/15/2035	100,000	115,941
Series AZ, 5.00%, 5/15/2043	5,200,000	6,461,000
Series B-2, 4.00%, 11/1/2049 (b)	100,000	102,761
Series B-3, 4.00%, 11/1/2051 (b)	350,000	382,448
Series I, 4.00%, 5/15/2045	200,000	219,094
Series I, 5.00%, 5/15/2027	145,000	174,174
Series I, 5.00%, 5/15/2030	180,000	215,453
Series I, 5.00%, 5/15/2031	335,000	399,745
Series I, 5.00%, 5/15/2032	145,000	172,567
Series K, 4.00%, 5/15/2036	265,000	299,511
Series K, 4.00%, 5/15/2046	315,000	348,421
Series K, 5.00%, 5/15/2031	460,000	562,778
Series K, 5.00%, 5/15/2033	800,000	968,096
Series M, 5.00%, 5/15/2028	100,000	127,469
Series M, 5.00%, 5/15/2030	200,000	252,764
Series M, 5.00%, 5/15/2032	295,000	368,874
Series M, 5.00%, 5/15/2036	250,000	308,345
Series M, 5.00%, 5/15/2042	8,780,000	10,671,300
Series O, 4.00%, 5/15/2048	250,000	283,793
Series O, 5.00%, 5/15/2039	2,200,000	2,755,874
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	315,720
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	514,818
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	291,368
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	203,087
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	237,878
Series A, 5.00%, 8/1/2031	295,000	350,336
Series A, 5.00%, 8/1/2035	265,000	312,666
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	619,637
Series B, 4.00%, 8/1/2034	250,000	282,705

74

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series C, 4.00%, 8/1/2032	$ 5,000,000	$ 5,814,900
Series C, 4.00%, 8/1/2034	3,065,000	3,522,421
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	235,981
		625,539,604
COLORADO — 1.8%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,429,429
Series A, 5.00%, 12/1/2031	485,000	602,414
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	327,799
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	428,805
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	238,241
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,142,837
Series A, 5.00%, 12/1/2026	3,700,000	4,687,493
Series A, 5.50%, 12/1/2027	2,780,000	3,718,723
Series A, 5.50%, 12/1/2028	2,525,000	3,470,259
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	151,583
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	171,307
Series C, 5.00%, 12/15/2028	1,800,000	2,272,464
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,474,271
Series A, 5.00%, 12/1/2042	245,000	299,802
Series B, 4.00%, 12/1/2027	130,000	157,442
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	611,996
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,624,496
Series A, 5.00%, 12/15/2030	5,000,000	6,470,850
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	562,785
Security Description	Principal Amount	Value
Colorado, State Building Excellent Schools Today:
Series A, 5.00%, 12/15/2021	$ 1,235,000	$ 1,317,584
Series L, 5.00%, 3/15/2025	150,000	179,057
Series L, 5.00%, 3/15/2027	600,000	754,932
Series M, 5.00%, 3/15/2029	1,000,000	1,276,730
Series M, 5.00%, 3/15/2031	500,000	629,650
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	420,023
Series A-2, 0.01%, 8/1/2034	1,800,000	1,189,206
Series A-2, 0.01%, 8/1/2035	3,160,000	1,994,213
Series A-2, 0.01%, 8/1/2038	3,000,000	1,644,240
Series A-2, 0.01%, 8/1/2039	3,000,000	1,569,840
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	319,604
Series A, 5.50%, 12/1/2024	260,000	316,971
Series A, 5.50%, 12/1/2028	100,000	133,299
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,574,950
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	144,199
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	258,230
5.00%, 12/1/2030	160,000	205,509
5.25%, 12/1/2032	100,000	131,223
5.25%, 12/1/2033	250,000	326,737
5.50%, 12/1/2035	160,000	207,926
5.50%, 12/1/2037	500,000	645,975
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	423,465
Regional, CO, Transportation District 4.00%, 6/1/2040	900,000	982,125
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,396,231
Series B, 5.00%, 11/1/2033	500,000	621,085
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	169,897
Series A-2, 3.00%, 6/1/2033	75,000	78,647
Series A-2, 3.25%, 6/1/2037	340,000	355,810
Series A-2, 4.00%, 6/1/2038	505,000	584,649
Series A-2, 4.00%, 6/1/2043	310,000	354,770
Series A-2, 5.00%, 6/1/2023	275,000	311,864
Series B-1, 2.25%, 6/1/2027	2,000,000	2,153,560
Series B-1, 2.50%, 6/1/2028	175,000	189,999

75

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series B-1, 2.75%, 6/1/2029	$ 320,000	$ 350,768
Series B-1, 4.00%, 6/1/2036	105,000	119,648
Series B-1, 4.00%, 6/1/2038	415,000	472,785
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	124,143
		61,772,540
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,352,850
Series A, 5.00%, 3/1/2029	50,000	60,100
Series B, 5.00%, 6/1/2026	2,080,000	2,604,306
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	800,000	873,640
Series A-3-REMK 0, 1.80%, 7/1/2049 (b)	355,000	358,053
Series A-4-, 2.00%, 7/1/2049 (b)	7,000,000	7,179,550
Series U-1-, 2.00%, 7/1/2033 (b)	800,000	820,520
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	485,440
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	701,850
Series B, 4.00%, 8/1/2036	295,000	326,615
Series B, 5.00%, 8/1/2029	500,000	618,840
		17,381,764
DELAWARE — 0.4%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,137,993
3.00%, 3/1/2032	50,000	54,401
3.13%, 3/1/2033	345,000	374,497
3.25%, 3/1/2035	385,000	418,318
3.25%, 3/1/2037	135,000	145,761
5.00%, 3/1/2021	145,000	149,625
5.00%, 2/1/2026	2,000,000	2,486,400
5.00%, 1/1/2029	2,000,000	2,680,840
5.00%, 2/1/2037	725,000	910,658
Series A, 5.00%, 1/1/2025	75,000	90,268
Series A, 5.00%, 2/1/2029	495,000	645,668
Series A, 5.00%, 2/1/2032	300,000	384,276
Series A, 5.00%, 2/1/2036	1,000,000	1,260,080
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	397,936
Security Description	Principal Amount	Value
New Castle County, DE, General Obligation:
5.00%, 10/1/2027	$ 595,000	$ 728,833
5.00%, 10/1/2038	170,000	204,728
		12,070,282
DISTRICT OF COLUMBIA — 1.9%
District of Columbia, General Obligation:
2.63%, 3/1/2045	635,000	644,468
Series A, 4.00%, 6/1/2035	225,000	257,713
Series A, 4.00%, 6/1/2037	285,000	331,047
Series A, 4.00%, 6/1/2041	325,000	367,292
Series A, 5.00%, 6/1/2022	390,000	425,268
Series A, 5.00%, 10/15/2022	1,960,000	2,171,386
Series A, 5.00%, 6/1/2030	1,085,000	1,380,218
Series A, 5.00%, 6/1/2032	330,000	414,790
Series A, 5.00%, 6/1/2033	300,000	375,195
Series A, 5.00%, 6/1/2034	225,000	280,708
Series A, 5.00%, 6/1/2035	1,000,000	1,243,330
Series A, 5.00%, 6/1/2037	2,435,000	2,997,195
Series A, 5.00%, 6/1/2038	500,000	586,090
Series A, 5.00%, 6/1/2041	285,000	340,381
Series A, 5.00%, 6/1/2043	5,380,000	6,722,633
Series D, 4.00%, 6/1/2034	400,000	469,152
Series D, 5.00%, 6/1/2021	310,000	323,519
Series D, 5.00%, 6/1/2022	320,000	348,938
Series D, 5.00%, 6/1/2023	100,000	113,656
Series D, 5.00%, 6/1/2032	505,000	634,755
Series D, 5.00%, 6/1/2035	1,000,000	1,243,330
Series D, 5.00%, 6/1/2036	3,555,000	4,400,194
Series D, 5.00%, 6/1/2038	1,000,000	1,232,840
Series D, 5.00%, 6/1/2041	500,000	604,835
Series D, 5.00%, 6/1/2042	4,680,000	5,721,253
Series E, 5.00%, 6/1/2024	900,000	1,061,757
Series E, 5.00%, 6/1/2025	170,000	207,318
Series E, 5.00%, 6/1/2032	145,000	179,798
District of Columbia, Revenue:
4.00%, 3/1/2037	5,000,000	6,048,500
5.00%, 3/1/2028	2,135,000	2,799,946
5.00%, 3/1/2036	1,275,000	1,669,727
Series C, 5.00%, 10/1/2032	2,000,000	2,664,280
District of Columbia, Water & Sewer Authority Revenue:
5.00%, 10/1/2049	2,860,000	3,533,044
Series A, 3.25%, 10/1/2037	180,000	190,728
Series A, 5.00%, 10/1/2032	300,000	365,031
Series A, 5.00%, 10/1/2035	675,000	815,042
Series A, 5.00%, 10/1/2036	470,000	566,355
Series A, 5.00%, 10/1/2039	485,000	582,048
Series B, 5.00%, 10/1/2034	290,000	347,597
Series B, 5.00%, 10/1/2043	550,000	684,486
Series B, 5.25%, 10/1/2044	120,000	142,660
Series C, 5.00%, 10/1/2025	110,000	130,566
Series C, 5.00%, 10/1/2030	250,000	294,662

76

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series C, 5.00%, 10/1/2031	$ 455,000	$ 535,658
Series C, 5.00%, 10/1/2044	265,000	304,538
Washington Metropolitan Area Transit Authority, Revenue:
5.00%, 7/1/2028	535,000	671,559
Series A-1, 5.00%, 7/1/2024	170,000	197,761
Series A-1, 5.00%, 7/1/2026	250,000	307,107
Series A-1, 5.00%, 7/1/2027	565,000	711,278
Series B, 5.00%, 7/1/2020	90,000	90,000
Series B, 5.00%, 7/1/2024	280,000	325,724
Series B, 5.00%, 7/1/2029	150,000	187,536
Series B, 5.00%, 7/1/2030	350,000	435,435
Series B, 5.00%, 7/1/2033	1,250,000	1,530,600
Series B, 5.00%, 7/1/2035	2,900,000	3,530,460
Series B, 5.00%, 7/1/2037	500,000	605,040
		65,346,427
FLORIDA — 3.6%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,209,115
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2042	3,000,000	3,499,170
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	263,089
Florida, Department of Transportation Revenue 5.00%, 7/1/2032	525,000	676,945
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	386,947
Series B, 5.00%, 6/1/2023	195,000	221,567
Series B, 5.00%, 6/1/2024	475,000	560,167
Series E, 5.00%, 6/1/2022	100,000	109,063
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	382,014
Series A, 5.00%, 7/1/2024	740,000	875,583
Series A, 5.00%, 7/1/2025	430,000	524,596
Series A, 5.00%, 7/1/2026	245,000	308,426
Series A, 5.00%, 7/1/2027	515,000	666,781
Series A, 5.00%, 7/1/2028	220,000	292,893
Series B, 5.00%, 7/1/2023	485,000	553,065
Series B, 5.00%, 7/1/2024	1,745,000	2,064,719
Series B, 5.00%, 7/1/2025	320,000	390,397
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	214,692
5.00%, 7/1/2026	130,000	152,799
Series A, 5.00%, 7/1/2023	270,000	307,716
Series A, 5.00%, 7/1/2025	105,000	127,925
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2026	$ 350,000	$ 424,683
Series A, 5.00%, 7/1/2027	545,000	698,755
Series A, 5.00%, 7/1/2028	275,000	362,117
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	222,495
Series A, 5.00%, 8/1/2025	170,000	207,529
Series A, 5.00%, 11/1/2027	1,000,000	1,275,080
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	380,000	398,362
Series A, 5.00%, 9/1/2025	160,000	195,523
Florida, State General Obligation:
Series A, 4.00%, 6/1/2037	225,000	266,117
Series A, 4.00%, 6/1/2038	475,000	560,253
Series A, 5.00%, 7/1/2021	575,000	601,714
Series A, 5.00%, 6/1/2023	130,000	147,711
Series A, 5.00%, 6/1/2024	170,000	200,481
Series A, 5.00%, 7/1/2024	425,000	501,385
Series A, 5.00%, 6/1/2027	500,000	607,315
Series A, 5.00%, 7/1/2027	125,000	157,109
Series B, 5.00%, 6/1/2022	517,000	563,856
Series B, 5.00%, 6/1/2027	100,000	117,546
Series B, 5.00%, 6/1/2028	2,170,000	2,856,146
Series B, 5.00%, 6/1/2029	5,000,000	6,809,400
Series B, 5.00%, 6/1/2030	135,000	173,399
Series C, 2.63%, 6/1/2037	300,000	316,962
Series C, 3.00%, 6/1/2031	110,000	117,768
Series C, 4.00%, 6/1/2025	10,000	10,693
Series C, 4.00%, 6/1/2031	2,855,000	3,386,208
Series C, 5.00%, 6/1/2025	60,000	70,706
Series C, 5.00%, 6/1/2026	175,000	206,003
Series C, 5.00%, 6/1/2031	2,000,000	2,703,020
Series E, 2.38%, 6/1/2031	295,000	315,612
Series E, 5.00%, 6/1/2024	225,000	265,343
Series F, 5.00%, 6/1/2024	110,000	129,723
Series F, 5.00%, 6/1/2027	135,000	169,297
Series F, 5.00%, 6/1/2029	125,000	156,426
Florida's Turnpike Enterprise Revenue:
Series B, 3.00%, 7/1/2043	725,000	766,724
Series B, 5.00%, 7/1/2024	225,000	265,930
Series C, 5.00%, 7/1/2030	300,000	371,676
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	369,466
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	125,868
Series A, 5.00%, 10/1/2024	125,000	148,023
Series A, 5.00%, 10/1/2027	2,820,000	3,631,229
Series A, 5.00%, 10/1/2031	790,000	998,955
Series A, 5.00%, 10/1/2032	270,000	339,403
Series A, 5.00%, 10/1/2034	250,000	312,043

77

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2035	$ 500,000	$ 621,820
Series A, 5.00%, 10/1/2036	500,000	618,205
Series A, 5.00%, 10/1/2037	500,000	615,805
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	339,578
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	857,881
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2025	635,000	774,897
5.00%, 10/1/2031	270,000	315,149
Series A, 5.00%, 10/1/2026	2,500,000	3,099,125
Series A, 5.00%, 10/1/2030	270,000	328,860
Series B, 5.00%, 10/1/2024	580,000	688,164
Series B, 5.00%, 10/1/2025	245,000	295,744
Series B, 5.00%, 10/1/2027	1,330,000	1,676,412
Series B, 5.00%, 10/1/2029	1,175,000	1,437,460
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	284,833
3.25%, 10/1/2032	795,000	855,142
5.00%, 10/1/2024	430,000	503,668
5.00%, 10/1/2027	395,000	473,897
5.00%, 10/1/2029	685,000	816,801
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	458,077
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	74,705
Series B, 5.00%, 10/1/2029	215,000	269,444
Series B, 5.00%, 10/1/2030	125,000	156,153
Series III B, 3.38%, 10/1/2034	150,000	154,313
Series III B, 5.00%, 10/1/2026	265,000	325,982
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,221
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	102,828
Series A, 3.25%, 10/1/2036	250,000	256,775
Series A, 3.38%, 10/1/2037	535,000	549,622
Series A, 3.38%, 10/1/2041	615,000	630,885
Series A, 4.00%, 10/1/2039	425,000	479,425
Series A, 4.00%, 10/1/2040	415,000	446,963
Series A, 5.00%, 10/1/2026	360,000	418,367
Series A, 5.00%, 10/1/2028	185,000	236,693
Series A, 5.00%, 10/1/2029	295,000	375,783
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	675,746
Security Description	Principal Amount	Value
5.00%, 10/1/2025	$ 125,000	$ 153,334
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	911,233
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	543,010
Miami-Dade County, FL, General Obligation:
4.00%, 7/1/2044	655,000	769,003
5.00%, 7/1/2029	130,000	158,097
5.00%, 7/1/2030	2,000,000	2,735,500
5.00%, 7/1/2034	500,000	615,845
5.00%, 7/1/2043	2,000,000	2,550,660
Series A, 3.38%, 7/1/2035	1,710,000	1,904,068
Series A, 5.00%, 7/1/2023	200,000	227,680
Series A, 5.00%, 7/1/2024	580,000	684,243
Series A, 5.00%, 7/1/2025	605,000	736,091
Series A, 5.00%, 7/1/2028	950,000	1,191,480
Series A, 5.00%, 7/1/2029	210,000	262,819
Series A, 5.00%, 7/1/2035	525,000	644,579
Series B, 4.00%, 7/1/2035	100,000	110,680
Series B, 5.00%, 7/1/2029	405,000	476,555
Series D, 5.00%, 7/1/2034	515,000	634,320
Series D, 5.00%, 7/1/2045	100,000	120,967
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	248,377
Series B, 5.00%, 4/1/2021	135,000	139,743
Series B, 5.00%, 4/1/2022	320,000	346,070
Series B, 5.00%, 4/1/2025	890,000	1,071,186
Series B, 5.00%, 4/1/2027	305,000	374,741
Series B, 5.00%, 4/1/2028	565,000	692,413
Series B, 5.00%, 4/1/2029	1,170,000	1,430,185
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	296,533
5.00%, 3/15/2030	250,000	313,182
5.00%, 3/15/2036	505,000	607,924
5.00%, 3/15/2041	115,000	136,144
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	160,829
3.00%, 7/1/2038	585,000	588,598
3.13%, 7/1/2029	130,000	139,801
4.00%, 7/1/2036	125,000	136,405
4.00%, 7/1/2038	2,155,000	2,375,435
5.00%, 7/1/2024	295,000	343,300
5.00%, 7/1/2025	420,000	501,169
Miami-Dade County, FL, Water & Sewer System Revenue:
4.00%, 10/1/2049	5,000,000	5,790,200
Series B, 3.13%, 10/1/2039	500,000	544,230

78

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	$ 420,000	$ 459,241
Series C, 5.00%, 8/1/2028	500,000	607,585
Series C, 5.00%, 8/1/2029	500,000	605,635
Series C, 5.00%, 8/1/2033	450,000	551,889
Series C, 5.00%, 8/1/2034	175,000	214,162
Series D, 5.00%, 8/1/2029	310,000	375,494
Series D, 5.00%, 8/1/2031	450,000	541,084
Series D, 5.00%, 8/1/2032	110,000	131,781
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	125,000	130,288
5.00%, 10/1/2028	100,000	114,526
5.00%, 10/1/2030	280,000	350,837
Orlando County, FL, Capital Improvement Special Revenue 5.00%, 10/1/2043	500,000	626,565
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	77,494
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	188,070
Series A, 5.00%, 8/1/2027	230,000	295,930
Series B, 5.00%, 8/1/2022	370,000	404,447
Series B, 5.00%, 8/1/2023	115,000	130,873
Series B, 5.00%, 8/1/2028	500,000	660,190
Series C, 5.00%, 8/1/2029	250,000	327,887
Series D, 5.00%, 8/1/2025	350,000	426,874
Series D, 5.00%, 8/1/2028	100,000	120,351
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	479,325
5.00%, 5/1/2038	450,000	543,249
Polk County School District General Obligation 5.00%, 10/1/2029	545,000	728,349
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	437,560
3.00%, 7/1/2041	510,000	540,391
3.25%, 7/1/2045	125,000	132,853
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	587,200
Series A, 4.00%, 6/1/2035	375,000	430,575
Series A, 5.00%, 6/1/2033	500,000	622,320
Series A, 5.00%, 6/1/2036	500,000	615,100
Series A, 5.00%, 6/1/2037	450,000	551,128
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	654,717
South Florida Water Management District:
3.00%, 10/1/2031	315,000	341,992
Security Description	Principal Amount	Value
5.00%, 10/1/2022	$ 660,000	$ 728,897
5.00%, 10/1/2027	165,000	201,178
5.00%, 10/1/2031	175,000	209,589
5.00%, 10/1/2032	300,000	358,197
5.00%, 10/1/2035	105,000	124,287
5.00%, 10/1/2036	370,000	436,408
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	264,886
5.00%, 10/1/2031	220,000	249,977
5.00%, 10/1/2032	195,000	235,500
5.00%, 10/1/2036	100,000	119,861
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	264,472
5.00%, 10/1/2036	600,000	702,246
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	153,511
Series A, 5.00%, 10/1/2037	2,715,000	3,330,599
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	551,000
4.00%, 10/1/2034	110,000	124,110
5.00%, 10/1/2023	125,000	143,730
		120,523,185
GEORGIA — 2.0%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	156,014
Atlanta, GA, General Obligation 5.00%, 12/1/2031	1,000,000	1,181,920
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	254,094
5.00%, 7/1/2036	660,000	823,601
Series A, 5.00%, 11/1/2034	425,000	538,233
Series A, 5.00%, 11/1/2037	5,000,000	6,271,450
Series B, 3.50%, 11/1/2043	225,000	243,106
Series B, 5.00%, 11/1/2028	560,000	723,458
Series B, 5.00%, 11/1/2033	3,000,000	3,809,940
Series C, 4.00%, 11/1/2038	3,140,000	3,651,255
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,621,700
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,811,943
5.00%, 2/1/2030	800,000	982,984
Series A, 4.00%, 2/1/2031	100,000	115,818
Series A, 5.00%, 2/1/2025	485,000	585,594
Series A, 5.00%, 7/1/2026	3,295,000	4,150,217
Series A, 5.00%, 2/1/2027	2,650,000	3,240,909
Series A, 5.00%, 7/1/2031	165,000	216,251
Series A-1, 5.00%, 2/1/2026	215,000	267,690

79

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A-2, 5.00%, 2/1/2025	$ 250,000	$ 290,618
Series A-2, 5.00%, 2/1/2031	505,000	636,921
Series A-2, 5.00%, 2/1/2033	1,850,000	2,314,442
Series C, 5.00%, 7/1/2025	4,000,000	4,895,440
Series C, 5.00%, 7/1/2030	510,000	652,504
Series C-1, 4.00%, 1/1/2025	300,000	347,868
Series C-1, 4.00%, 7/1/2025	1,805,000	2,120,009
Series E, 5.00%, 12/1/2025	360,000	446,083
Series F, 5.00%, 1/1/2024	545,000	633,519
Series F, 5.00%, 1/1/2027	1,005,000	1,284,199
Series F, 5.00%, 1/1/2028	4,000,000	5,092,440
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	158,872
Series B, 4.00%, 10/1/2038	315,000	355,156
Series B, 5.00%, 10/1/2038	2,600,000	3,125,070
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.75%, 7/1/2021	535,000	553,639
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,601,691
		66,154,648
HAWAII — 1.4%
Hawaii, State General Obligation:
5.00%, 1/1/2022	545,000	583,575
5.00%, 1/1/2024	3,560,000	4,123,370
5.00%, 10/1/2030	660,000	839,085
5.00%, 1/1/2037	1,500,000	1,909,095
Series EO, 5.00%, 8/1/2026	185,000	217,719
Series ET, 4.00%, 10/1/2021	300,000	313,962
Series EY, 5.00%, 10/1/2026	640,000	780,999
Series EY, 5.00%, 10/1/2027	675,000	822,150
Series FB, 4.00%, 4/1/2029	495,000	576,923
Series FE, 5.00%, 10/1/2024	260,000	309,091
Series FE, 5.00%, 10/1/2026	450,000	564,345
Series FG, 4.00%, 10/1/2032	300,000	346,980
Series FG, 5.00%, 10/1/2029	395,000	491,285
Series FH, 4.00%, 10/1/2031	285,000	331,381
Series FH, 5.00%, 10/1/2022	5,360,000	5,922,103
Series FH, 5.00%, 10/1/2023	2,050,000	2,352,867
Series FH, 5.00%, 10/1/2027	370,000	463,247
Series FK, 4.00%, 5/1/2023	110,000	121,177
Series FK, 5.00%, 5/1/2034	480,000	593,328
Series FN, 5.00%, 10/1/2022	300,000	331,461
Series FN, 5.00%, 10/1/2025	335,000	409,963
Series FT, 4.00%, 1/1/2037	100,000	115,665
Series FT, 5.00%, 1/1/2027	115,000	144,778
Series FT, 5.00%, 1/1/2029	1,500,000	1,931,025
Series FT, 5.00%, 1/1/2031	1,145,000	1,459,326
Series FT, 5.00%, 1/1/2036	250,000	311,615
Series FW, 5.00%, 1/1/2023	1,500,000	1,672,350
Security Description	Principal Amount	Value
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2034	$ 535,000	$ 616,213
Series B, 5.00%, 1/1/2025	200,000	238,742
Series B, 5.00%, 1/1/2027	215,000	267,219
Series B, 5.00%, 1/1/2029	265,000	326,920
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,782
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	349,298
Series A, 5.00%, 7/1/2035	500,000	630,430
Series A, 5.00%, 7/1/2036	255,000	307,813
Series A, 5.00%, 7/1/2037	2,115,000	2,641,106
Series A, 5.00%, 7/1/2040	525,000	612,791
Series B, 4.00%, 7/1/2032	560,000	646,800
Series B, 4.00%, 7/1/2033	1,810,000	2,081,301
Series B, 5.00%, 7/1/2021	60,000	62,831
Series B, 5.00%, 7/1/2022	100,000	109,352
Series B, 5.00%, 7/1/2024	170,000	200,406
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	563,155
Series A, 5.00%, 10/1/2021	335,000	354,758
Series A, 5.00%, 10/1/2025	260,000	317,429
Series A, 5.00%, 10/1/2028	150,000	181,839
Series A, 5.00%, 10/1/2029	635,000	769,061
Series A, 5.00%, 10/1/2032	185,000	221,637
Series A, 5.00%, 9/1/2034	1,750,000	2,236,955
Series A, 5.00%, 10/1/2036	590,000	698,902
Series A, 5.00%, 10/1/2038	440,000	519,015
Series A, 5.00%, 10/1/2039	120,000	141,350
Series B, 5.00%, 10/1/2029	530,000	641,894
Series B, 5.00%, 10/1/2030	210,000	253,854
Series C, 3.00%, 8/1/2040	1,000,000	1,074,470
Series D, 5.00%, 9/1/2023	320,000	366,147
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	644,900
		46,191,235
IDAHO — 0.0% (a)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	100,329
5.00%, 8/1/2030	250,000	312,965
		413,294
ILLINOIS — 1.7%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	102,278

80

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	$ 365,000	$ 396,781
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (c)	250,000	301,557
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	752,907
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	706,007
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	299,624
4.00%, 1/1/2025	350,000	403,308
4.00%, 7/1/2025	385,000	449,076
4.00%, 12/1/2035	620,000	736,684
5.00%, 1/1/2022	170,000	181,820
5.00%, 1/1/2023	1,020,000	1,136,647
5.00%, 7/1/2023	165,000	187,518
5.00%, 1/1/2024	455,000	526,317
5.00%, 7/1/2024	1,720,000	2,024,647
5.00%, 7/1/2025	150,000	182,337
5.00%, 7/1/2026	390,000	486,275
5.00%, 1/1/2027	1,660,000	2,081,996
5.00%, 7/1/2027	565,000	712,505
5.00%, 1/1/2028	250,000	314,837
5.00%, 7/1/2028	125,000	152,308
5.00%, 7/1/2029	165,000	200,355
5.00%, 1/1/2030	350,000	424,158
5.00%, 7/1/2031	2,000,000	2,635,100
5.00%, 7/1/2036	125,000	152,258
Series A, 5.00%, 10/1/2026	355,000	416,663
Series A, 5.00%, 10/1/2029	125,000	145,604
Series A, 5.00%, 10/1/2033	100,000	114,989
Series A, 5.00%, 10/1/2038	380,000	432,155
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	131,786
Series C, 5.00%, 6/15/2022	205,000	214,489
Illinois, State Toll Highway Authority Revenue:
5.00%, 1/1/2044	8,100,000	9,819,630
Series A, 4.00%, 12/1/2031	2,210,000	2,438,138
Series A, 5.00%, 12/1/2031	1,010,000	1,193,759
Series A, 5.00%, 12/1/2032	60,000	70,329
Series A, 5.00%, 1/1/2035	480,000	583,037
Series B, 5.00%, 1/1/2036	1,060,000	1,228,653
Series B, 5.00%, 1/1/2037	445,000	498,512
Series B, 5.00%, 1/1/2038	1,050,000	1,220,814
Series B, 5.00%, 1/1/2040	835,000	957,945
Series C, 5.00%, 1/1/2028	315,000	367,778
Series C, 5.00%, 1/1/2036	215,000	244,941
Security Description	Principal Amount	Value
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	$ 385,000	$ 440,721
Series D, 5.00%, 1/1/2032	410,000	468,880
Series D, 5.00%, 1/1/2035	485,000	553,210
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	536,308
5.00%, 1/1/2027	300,000	356,205
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	542,390
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	347,469
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	209,535
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	553,937
Series A, 5.00%, 12/1/2025	1,300,000	1,574,469
Series A, 5.00%, 12/1/2026	500,000	581,740
Series A, 5.00%, 12/1/2028	350,000	421,960
Series A, 5.00%, 12/1/2030	570,000	681,053
Series B, 5.00%, 12/1/2039	190,000	213,304
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,399,820
Series A, 5.00%, 1/1/2029	1,225,000	1,484,782
Series A, 5.00%, 1/1/2030	5,075,000	6,167,964
Series A, 5.00%, 1/1/2035	725,000	839,463
Series A, 5.00%, 1/1/2036	500,000	576,825
Series A, 5.00%, 1/1/2038	1,015,000	1,164,185
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	270,960
		56,011,702
INDIANA — 0.7%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,664,769
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	338,310
5.00%, 2/1/2027	110,000	138,212
Series A, 5.00%, 2/1/2026	6,070,000	7,523,583
Series A, 5.00%, 6/1/2028	145,000	186,899
Series A, 5.00%, 6/1/2035	145,000	180,857
Series B, 5.00%, 2/1/2021	445,000	457,282
Series C, 5.00%, 12/1/2023	145,000	167,762

81

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series C, 5.00%, 12/1/2024	$ 380,000	$ 455,160
Series C, 5.00%, 12/1/2025	385,000	474,512
Series C, 5.00%, 6/1/2027	225,000	283,592
Series C, 5.00%, 6/1/2028	270,000	338,961
Series C, 5.00%, 2/1/2029	795,000	1,037,666
Series C, 5.00%, 2/1/2030	2,310,000	3,000,390
Indiana, University Revenue:
Series A, 5.00%, 6/1/2023	100,000	113,562
Series A, 5.00%, 6/1/2041	2,510,000	3,053,164
Series W-2, 5.00%, 8/1/2026	340,000	403,461
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,278,930
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	670,000	776,490
Purdue University Authority Revenue Series EE, 5.00%, 7/1/2035	500,000	670,565
		24,544,127
IOWA — 0.1%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	114,332
5.00%, 8/1/2024	625,000	739,981
5.00%, 8/1/2034	225,000	268,506
5.00%, 8/1/2037	350,000	436,912
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	489,336
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,673
Series A, 5.00%, 6/1/2028	100,000	123,797
		2,286,537
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	436,583
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,380,420
Series B, 4.00%, 9/1/2036	575,000	659,467
Johnson County KS General Obligation Series A, 5.00%, 9/1/2029	550,000	715,099
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	483,748
Security Description	Principal Amount	Value
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	$ 200,000	$ 228,638
Kansas, Development Finance Authority Revenue:
5.00%, 5/1/2023	1,790,000	2,008,183
Series D-2, 4.00%, 4/1/2038	275,000	285,395
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	528,368
5.00%, 9/1/2026	490,000	591,900
5.00%, 9/1/2027	390,000	469,451
5.00%, 9/1/2030	660,000	787,096
5.00%, 9/1/2034	270,000	317,615
5.00%, 9/1/2035	1,365,000	1,601,391
Series A, 3.00%, 9/1/2024	150,000	164,177
Series A, 5.00%, 9/1/2021	265,000	279,620
Series A, 5.00%, 9/1/2026	1,700,000	2,120,189
Series A, 5.00%, 9/1/2029	290,000	336,327
Series A, 5.00%, 9/1/2035	1,280,000	1,583,027
Series A, 5.00%, 9/1/2037	275,000	338,071
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	120,371
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,963,542
		18,398,678
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	113,416
Series A, 5.00%, 7/1/2025	160,000	185,002
Series A, 5.00%, 7/1/2030	145,000	155,950
Series B, 5.00%, 7/1/2021	195,000	202,303
Series B, 5.00%, 7/1/2023	125,000	138,732
Series B, 5.00%, 7/1/2024	125,000	141,770
Series B, 5.00%, 7/1/2025	230,000	265,940
Series B, 5.00%, 7/1/2026	120,000	140,629
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	381,236
Series A, 3.25%, 4/1/2039	255,000	267,837
Series A, 5.00%, 10/1/2026	150,000	182,967
		2,175,782
LOUISIANA — 0.7%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2038	630,000	746,046
Series A, 4.00%, 2/1/2039	2,000,000	2,360,040

82

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 4.00%, 2/1/2040	$ 3,855,000	$ 4,533,981
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	353,281
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (c)	100,000	110,584
5.00%, 10/1/2035	125,000	136,530
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	209,821
Series B, 5.00%, 5/1/2023	265,000	298,978
Series B, 5.00%, 5/1/2025	635,000	763,623
Series B, 5.00%, 5/1/2026	100,000	123,378
Series B, 5.00%, 5/1/2027	475,000	550,762
Series B, 5.00%, 5/1/2028	460,000	532,363
Series B, 5.00%, 5/1/2030	350,000	403,179
Series B, 5.00%, 5/1/2033	115,000	131,297
Series B, 5.00%, 5/1/2036	160,000	182,698
Series C, 5.00%, 5/1/2028	250,000	316,678
Series C, 5.00%, 5/1/2030	405,000	507,485
Series C, 5.00%, 5/1/2034	1,395,000	1,714,511
Series C, 5.00%, 5/1/2037	325,000	393,510
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	103,895
5.00%, 9/1/2030	1,615,000	2,110,159
5.00%, 3/1/2033	750,000	983,790
5.00%, 3/1/2034	750,000	980,497
5.00%, 3/1/2037	500,000	647,100
Series A, 5.00%, 3/1/2035	740,000	943,278
Series A, 5.00%, 3/1/2036	680,000	864,443
Series B, 4.00%, 10/1/2034	285,000	329,337
Series B, 4.00%, 10/1/2035	230,000	264,797
Series B, 4.00%, 10/1/2036	250,000	286,848
Series B, 5.00%, 8/1/2027	280,000	343,798
Series C, 5.00%, 8/1/2023	210,000	238,848
Series D, 5.00%, 9/1/2029	390,000	478,651
Series D-1, 5.00%, 12/1/2028	350,000	408,401
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	80,611
		23,433,198
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	154,175
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	137,582
Series D, 5.00%, 6/1/2028	3,435,000	4,525,750
Security Description	Principal Amount	Value
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	$ 155,000	$ 191,611
		5,009,118
MARYLAND — 3.8%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	686,447
4.00%, 3/1/2035	1,000,000	1,210,270
5.00%, 3/1/2026	775,000	965,735
Series A, 4.00%, 7/1/2044	580,000	671,246
Series A, 5.00%, 7/1/2046	230,000	268,603
Series B, 4.00%, 7/1/2035	330,000	375,797
Series C, 5.00%, 7/1/2043	120,000	133,873
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,496,963
Series B, 5.00%, 10/15/2024	250,000	298,055
Series B, 5.00%, 10/15/2025	2,290,000	2,812,189
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	326,830
Series A, 5.00%, 2/15/2031	4,000,000	5,182,600
Series D, 5.00%, 2/15/2029	1,970,000	2,578,888
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	211,941
5.00%, 5/1/2027	1,020,000	1,253,417
5.00%, 5/1/2031	4,925,000	6,094,441
5.00%, 5/1/2034	2,000,000	2,438,120
5.00%, 5/1/2037	1,920,000	2,316,230
5.00%, 5/1/2038	200,000	240,630
5.00%, 5/1/2041	2,000,000	2,301,760
Maryland, State Department of Transportation Revenue:
3.00%, 12/15/2030	2,365,000	2,495,241
3.50%, 10/1/2033	3,220,000	3,573,009
4.00%, 9/1/2025	445,000	523,204
4.00%, 12/15/2025	290,000	323,849
4.00%, 11/1/2027	850,000	967,649
4.00%, 5/1/2028	1,225,000	1,409,142
4.00%, 11/1/2029	1,265,000	1,432,878
5.00%, 12/15/2023	175,000	202,892
5.00%, 2/1/2024	345,000	386,058
5.00%, 11/1/2026	105,000	124,492
5.00%, 5/1/2027	1,435,000	1,727,080
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,192,479
4.00%, 6/1/2028	1,245,000	1,395,969
4.00%, 6/1/2030	100,000	111,536
5.00%, 3/15/2025	705,000	854,284
5.00%, 6/1/2026	2,100,000	2,457,924
5.00%, 8/1/2026	4,745,000	5,984,726
5.00%, 3/15/2028	800,000	1,022,832
5.00%, 3/15/2030	500,000	652,620

83

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 4.00%, 3/15/2030	$ 1,760,000	$ 2,105,154
Series A, 5.00%, 3/15/2022	100,000	108,048
Series A, 5.00%, 3/1/2023	450,000	506,327
Series A, 5.00%, 3/15/2023	8,050,000	9,071,947
Series A, 5.00%, 8/1/2023	260,000	297,437
Series A, 5.00%, 3/1/2024	545,000	612,754
Series A, 5.00%, 8/1/2024	835,000	966,599
Series A, 5.00%, 3/1/2025	210,000	236,107
Series A, 5.00%, 3/15/2025	315,000	381,701
Series A, 5.00%, 8/1/2025	360,000	441,500
Series A, 5.00%, 3/1/2026	225,000	252,972
Series A, 5.00%, 8/1/2027	4,160,000	5,398,931
Series A, 5.00%, 8/1/2029	2,000,000	2,723,800
Series A, 5.00%, 8/1/2031	4,000,000	5,383,680
Series B, 4.00%, 8/1/2025	180,000	211,529
Series B, 5.00%, 8/1/2022	10,865,000	11,933,790
Series B, 5.00%, 8/1/2026	2,030,000	2,560,378
Series C, 5.00%, 8/1/2020	135,000	135,522
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	108,848
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	163,839
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,457,724
5.00%, 3/1/2021	50,000	51,581
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	556,170
Series A, 5.00%, 11/1/2028	575,000	680,294
Series B, 4.00%, 12/1/2025	355,000	396,421
Series B, 5.00%, 12/1/2024	105,000	121,333
Series B, 5.00%, 11/1/2027	305,000	361,477
Series C, 4.00%, 10/1/2030	410,000	495,301
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	570,170
Series A, 5.00%, 7/1/2024	1,015,000	1,200,968
Series A, 5.00%, 7/15/2028	7,000,000	9,302,860
State of Maryland Department of Transportation 5.00%, 11/1/2024	7,195,000	8,604,501
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	535,600
3.00%, 6/1/2029	1,310,000	1,410,949
3.00%, 6/15/2034	285,000	309,741
5.00%, 6/1/2021	420,000	438,316
5.00%, 6/15/2024	200,000	236,270
		129,032,438
Security Description	Principal Amount	Value
MASSACHUSETTS — 4.8%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	$ 810,000	$ 911,849
Series A, 5.00%, 5/1/2023	3,000,000	3,400,140
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue Series A, 5.00%, 6/15/2026	525,000	636,311
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2023	335,000	379,699
Series A, 5.00%, 6/1/2024	120,000	141,055
Series A, 5.00%, 6/1/2027	160,000	186,224
Series A, 5.00%, 6/1/2032	275,000	316,814
Series A, 5.00%, 6/1/2034	865,000	995,295
Series A, 5.00%, 6/1/2040	3,380,000	3,931,582
Series A, 5.00%, 6/1/2043	105,000	129,069
Series A, 5.25%, 6/1/2043	3,000,000	3,778,770
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	447,291
5.00%, 7/1/2036	1,500,000	1,893,120
Series A, Zero Coupon, 7/1/2029	2,500,000	2,128,000
Series A, Zero Coupon, 7/1/2032	7,000,000	5,389,020
Series A, 2.00%, 7/1/2028	140,000	148,401
Series A, 4.00%, 7/1/2035	380,000	420,120
Series A, 5.00%, 7/1/2040	115,000	134,058
Series A-2, 5.00%, 7/1/2042	2,295,000	2,790,720
Series B, 5.00%, 7/1/2025	2,090,000	2,547,459
Series B, 5.00%, 7/1/2026	250,000	302,718
Series B, 5.00%, 7/1/2030	145,000	173,403
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	20,000	20,077
5.00%, 2/1/2031	250,000	304,870
Series 20, 5.00%, 2/1/2042	50,000	58,105
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,375,668
Series A, 4.00%, 5/1/2029	1,975,000	2,252,468
Series A, 5.00%, 5/1/2037	250,000	304,160
Series B, 5.00%, 5/1/2039	415,000	487,492
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	163,059
Series A, 4.00%, 7/15/2036	575,000	660,503
Series A, 5.00%, 7/15/2027	100,000	125,762
Series A, 5.00%, 10/15/2027	1,350,000	1,765,678
Series A, 5.00%, 7/15/2028	115,000	144,251

84

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 7/15/2030	$ 140,000	$ 174,229
Series A, 5.00%, 10/15/2030	3,000,000	4,217,160
Series A, 5.00%, 7/15/2033	1,135,000	1,387,764
Series A, 5.00%, 7/15/2040	1,000,000	1,548,750
Series T, 4.00%, 7/1/2042	100,000	112,919
Massachusetts, State General Obligation:
2.50%, 3/1/2043	500,000	508,635
3.50%, 5/1/2036	1,450,000	1,516,497
5.25%, 1/1/2044	800,000	1,019,720
Series A, 5.00%, 1/1/2024	3,675,000	4,270,497
Series A, 5.00%, 7/1/2025	1,000,000	1,223,310
Series A, 5.00%, 7/1/2026	1,500,000	1,884,300
Series A, 5.00%, 7/1/2029	4,250,000	5,286,575
Series A, 5.00%, 3/1/2032	1,215,000	1,392,621
Series A, 5.00%, 4/1/2034	100,000	124,598
Series A, 5.00%, 7/1/2035	2,000,000	2,373,720
Series A, 5.00%, 3/1/2036	1,130,000	1,284,324
Series A, 5.00%, 4/1/2036	190,000	235,203
Series A, 5.00%, 7/1/2036	2,000,000	2,367,680
Series A, 5.00%, 1/1/2037	100,000	125,534
Series A, 5.00%, 3/1/2037	110,000	124,820
Series A, 5.00%, 4/1/2037	150,000	184,961
Series A, 5.00%, 3/1/2038	100,000	113,316
Series A, 5.00%, 1/1/2042	135,000	167,447
Series A, 5.00%, 4/1/2042	250,000	304,615
Series A, 5.00%, 1/1/2044	3,000,000	3,704,460
Series A, 5.00%, 6/1/2044 (b)	5,000,000	5,645,350
Series B, 4.00%, 7/1/2026	100,000	119,745
Series B, 5.00%, 7/1/2023	150,000	171,051
Series B, 5.00%, 7/1/2024	900,000	1,064,898
Series B, 5.00%, 7/1/2025	1,120,000	1,370,107
Series B, 5.00%, 7/1/2027	115,000	147,985
Series B, 5.00%, 1/1/2028	5,000,000	6,494,050
Series B, 5.00%, 7/1/2028	830,000	1,092,189
Series B, 5.00%, 7/1/2030	250,000	342,788
Series B, 5.00%, 7/1/2033	1,045,000	1,277,063
Series B, 5.00%, 7/1/2036	100,000	121,224
Series B, 5.00%, 4/1/2037	3,850,000	4,747,319
Series C, 5.00%, 5/1/2021	545,000	566,511
Series C, 5.00%, 10/1/2021	2,535,000	2,684,514
Series C, 5.00%, 10/1/2026	1,170,000	1,480,331
Series C, 5.00%, 10/1/2027	350,000	453,534
Series D, 3.13%, 9/1/2034	180,000	192,319
Series D, 5.00%, 7/1/2027	250,000	321,708
Series D-2-R, 1.70%, 8/1/2043 (b)	355,000	363,758
Series E, 3.00%, 12/1/2023	2,000,000	2,181,240
Series E, 3.00%, 11/1/2035	5,495,000	5,914,104
Series E, 3.00%, 4/1/2044	180,000	186,575
Series E, 4.00%, 9/1/2039	2,750,000	3,066,607
Series E, 4.00%, 9/1/2041	4,000,000	4,455,560
Series E, 4.00%, 4/1/2042	1,980,000	2,181,663
Series E, 5.00%, 11/1/2027	105,000	136,372
Security Description	Principal Amount	Value
Series E, 5.00%, 9/1/2029	$ 380,000	$ 417,016
Series E, 5.00%, 9/1/2030	385,000	421,979
Series F, 3.00%, 11/1/2028	100,000	104,714
Series H, 5.00%, 12/1/2022	195,000	217,177
Series I, 5.00%, 12/1/2034	395,000	486,893
Series J, 4.00%, 12/1/2039	225,000	256,730
Series J, 4.00%, 12/1/2045	150,000	167,930
Series J, 5.00%, 12/1/2036	110,000	134,763
Series J, 5.00%, 12/1/2037	2,710,000	3,312,297
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	745,000	856,847
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	125,365
Series A, 5.00%, 2/15/2035	200,000	227,138
Series A, 5.00%, 2/15/2036	1,655,000	1,875,959
Series B, 4.00%, 2/15/2040	400,000	434,668
Series B, 5.00%, 11/15/2029	125,000	156,008
Series C, 5.00%, 8/15/2025	135,000	164,912
Series C, 5.00%, 11/15/2034	420,000	514,819
Series C, 5.00%, 8/15/2037	1,065,000	1,256,817
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,757,499
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	182,312
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,606,841
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	4,041,734
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,592,560
Series C, 5.00%, 1/1/2024	1,795,000	2,075,666
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	172,850
Series 1, 5.00%, 11/1/2032	1,170,000	1,518,628
Series 1, 5.00%, 11/1/2033	2,000,000	2,617,700
Series 1, 5.00%, 11/1/2039	210,000	243,077
Series 1, 5.00%, 11/1/2040	2,130,000	2,497,957
Series 1, 5.00%, 11/1/2044	135,000	160,172
Series 2019-1, 5.00%, 5/1/2029	2,270,000	3,039,553
		159,914,012
MICHIGAN — 0.8%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	420,783
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,477,480

85

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2040	$ 1,300,000	$ 1,497,288
Series B, 5.00%, 2/15/2038	1,775,000	2,215,821
Series B, 5.00%, 2/15/2048	1,500,000	1,838,520
Series I, 4.00%, 4/15/2040	135,000	148,231
Series I, 5.00%, 10/15/2021	140,000	148,401
Series I, 5.00%, 10/15/2028	100,000	124,431
Series I, 5.00%, 10/15/2030	390,000	480,733
Series I, 5.00%, 4/15/2031	545,000	657,286
Series I, 5.00%, 10/15/2032	255,000	311,554
Series I, 5.00%, 10/15/2033	330,000	401,854
Series I, 5.00%, 4/15/2038	295,000	350,587
Series I, 5.00%, 4/15/2041	130,000	155,450
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	360,967
5.00%, 11/1/2036	250,000	314,195
Series A, 5.00%, 5/1/2025	375,000	448,552
Series B, 5.00%, 10/1/2025	230,000	282,803
Series B, 5.00%, 10/1/2028	250,000	314,913
Series I, 4.00%, 10/15/2035	225,000	253,598
Series I, 5.00%, 4/15/2022	295,000	319,512
Series I, 5.00%, 4/15/2028	175,000	212,667
Series I, 5.00%, 4/15/2030	155,000	187,380
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	274,363
Series A, 5.00%, 12/1/2021	110,000	117,354
Series A, 5.00%, 12/1/2025	500,000	616,550
Series B, 5.00%, 11/1/2022	150,000	166,523
Michigan, State Trunk Line Authority Revenue Series A, 5.00%, 11/15/2021	2,000,000	2,122,380
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	176,411
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	342,966
5.00%, 4/1/2040	465,000	555,894
Series A, 5.00%, 4/1/2021	2,500,000	2,588,775
Series A, 5.00%, 4/1/2022	4,705,000	5,079,706
Series A, 5.00%, 4/1/2025	225,000	273,751
Series A, 5.00%, 4/1/2034	450,000	559,372
Series A, 5.00%, 4/1/2042	545,000	664,061
Utica Community Schools Authority Revenue 5.00%, 5/1/2031	500,000	652,760
		28,113,872
MINNESOTA — 1.4%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	131,953
Series A, 4.00%, 2/1/2028	100,000	114,501
Series A, 5.00%, 2/1/2026	500,000	604,465
Security Description	Principal Amount	Value
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	$ 845,000	$ 858,233
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,742,042
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	599,518
5.00%, 12/15/2029	225,000	254,306
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	403,704
Series C, 5.00%, 3/1/2025	125,000	151,278
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,672,934
Series C, 5.00%, 1/1/2036	100,000	119,332
Minnesota, State General Fund Revenue:
5.00%, 6/1/2021	1,395,000	1,455,710
Series A, 5.00%, 6/1/2027	105,000	116,646
Minnesota, State General Obligation:
5.00%, 8/1/2024	750,000	891,330
Series A, 5.00%, 10/1/2021	315,000	333,743
Series A, 5.00%, 8/1/2028	150,000	182,694
Series A, 5.00%, 10/1/2028	205,000	265,770
Series A, 5.00%, 8/1/2038	1,000,000	1,272,840
Series B, 3.00%, 8/1/2030	120,000	128,420
Series B, 3.38%, 8/1/2035	200,000	215,358
Series B, 5.00%, 8/1/2025	140,000	171,853
Series D, 5.00%, 8/1/2021	2,940,000	3,091,910
Series D, 5.00%, 8/1/2022	5,460,000	6,001,905
Series D, 5.00%, 8/1/2023	5,645,000	6,469,057
Series D, 5.00%, 8/1/2025	530,000	650,586
Series E, 5.00%, 10/1/2027	100,000	130,071
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	154,441
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	411,886
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,191,970
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,079,415

86

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	$ 325,000	$ 372,915
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	593,669
Series A, 5.00%, 4/1/2041	350,000	423,048
Series A, 5.00%, 9/1/2041	200,000	244,224
Series B, 5.00%, 12/1/2027	2,965,000	3,839,912
Series B, 5.00%, 10/1/2028	3,000,000	3,957,630
		45,299,269
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	511,786
Series A, 5.00%, 8/1/2027	250,000	308,305
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	868,371
Series A, 5.00%, 10/1/2027	330,000	400,287
Series A, 5.00%, 10/1/2031	1,850,000	2,346,688
Series A, 5.00%, 10/1/2032	415,000	523,315
Series A, 5.00%, 10/1/2034	135,000	169,031
Series B, 5.00%, 12/1/2026	110,000	138,729
Series B, 5.00%, 12/1/2028	250,000	314,182
Series B, 5.00%, 12/1/2030	1,880,000	2,347,556
Series B, 5.00%, 12/1/2031	150,000	186,580
Series B, 5.00%, 12/1/2032	1,235,000	1,529,992
Series B, 5.00%, 12/1/2033	120,000	136,858
Series B, 5.00%, 12/1/2034	100,000	123,126
Series B, 5.00%, 12/1/2036	100,000	122,374
Series C, 5.00%, 10/1/2024	300,000	355,530
Series C, 5.00%, 10/1/2027	195,000	236,533
Series F, 5.00%, 11/1/2029	150,000	181,759
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	100,000	108,105
Series A, 4.00%, 8/1/2043	135,000	152,156
		11,061,263
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	669,846
Series A, 5.00%, 2/1/2028	225,000	291,919
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	218,483
Series A, 4.00%, 1/1/2040	320,000	352,835
Series A, 5.00%, 1/1/2029	120,000	141,576
Series A, 5.00%, 1/1/2032	100,000	126,795
Security Description	Principal Amount	Value
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	$ 305,000	$ 391,394
Series A, 5.00%, 5/1/2037	350,000	431,417
Series A, 5.00%, 5/1/2042	4,865,000	5,928,830
Series B, 5.00%, 5/1/2033	100,000	119,374
Series B, 5.00%, 5/1/2034	220,000	262,341
Series B, 5.00%, 5/1/2036	170,000	201,992
Series C, 4.00%, 5/1/2041	1,790,000	1,997,998
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	137,560
Series B, 5.00%, 1/1/2026	925,000	1,120,702
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	169,667
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	594,630
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	473,437
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	29,343
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	228,332
		13,888,471
NEBRASKA — 0.3%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,508,880
5.00%, 9/1/2032	310,000	384,586
5.00%, 9/1/2034	310,000	381,573
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	179,467
Series A, 5.00%, 2/1/2028	465,000	570,304
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	180,997
3.25%, 12/15/2034	315,000	336,262
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	1,000,000	1,296,690
Series A, 4.00%, 7/15/2030	500,000	596,875
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,842,600
		9,278,234

87

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
NEVADA — 1.0%
Clark County, NV, General Obligation:
3.00%, 11/1/2029	$ 105,000	$ 113,995
3.00%, 7/1/2035	800,000	852,952
3.00%, 7/1/2038	1,695,000	1,787,869
4.00%, 7/1/2031	150,000	175,841
4.00%, 7/1/2033	1,500,000	1,788,555
5.00%, 6/1/2021	355,000	370,350
5.00%, 6/1/2022	300,000	326,586
5.00%, 6/1/2025	430,000	518,808
5.00%, 6/1/2026	150,000	184,967
5.00%, 6/1/2027	110,000	138,708
5.00%, 11/1/2028	145,000	172,230
5.00%, 11/1/2032	1,475,000	1,723,139
Series A, 5.00%, 11/1/2022	290,000	321,511
Series A, 5.00%, 11/1/2023	195,000	224,145
Series A, 5.00%, 11/1/2024	180,000	214,151
Series A, 5.00%, 11/1/2026	420,000	517,112
Series A, 5.00%, 6/1/2027	140,000	176,537
Series A, 5.00%, 11/1/2029	575,000	698,113
Series A, 5.00%, 6/1/2031	2,165,000	2,737,772
Series B, 5.00%, 11/1/2023	110,000	126,441
Series B, 5.00%, 11/1/2024	170,000	202,254
Series B, 5.00%, 11/1/2025	100,000	122,078
Series B, 5.00%, 11/1/2026	180,000	224,359
Series B, 5.00%, 11/1/2028	120,000	148,493
Series B, 5.00%, 12/1/2030	525,000	676,510
Series B, 5.00%, 12/1/2032	1,685,000	2,128,408
Series B, 5.00%, 12/1/2033	4,020,000	5,055,150
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	122,192
5.00%, 7/1/2036	125,000	149,474
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	115,575
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	148,034
5.00%, 7/1/2025	250,000	305,135
5.00%, 7/1/2026	995,000	1,247,919
5.00%, 7/1/2027	200,000	249,504
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	216,475
Series A, 5.00%, 6/1/2031	125,000	152,210
Series A, 5.00%, 6/1/2032	100,000	121,131
Series A, 5.00%, 6/1/2037	200,000	237,248
Series A, 5.00%, 6/1/2041	2,675,000	3,140,263
Series B, 5.00%, 12/1/2025	150,000	180,738
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	336,825
Series C, 4.00%, 9/1/2037	140,000	156,843
Security Description	Principal Amount	Value
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	$ 750,000	$ 828,127
4.00%, 12/1/2032	910,000	1,046,691
5.00%, 12/1/2020	450,000	458,815
5.00%, 12/1/2021	320,000	341,203
5.00%, 12/1/2026	310,000	382,667
5.00%, 12/1/2028	560,000	685,126
5.00%, 12/1/2030	185,000	230,001
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	130,833
5.00%, 7/1/2031	105,000	128,711
5.00%, 7/1/2034	145,000	176,522
5.00%, 7/1/2037	500,000	604,190
		33,619,486
NEW HAMPSHIRE — 0.0% (a)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	731,205
NEW JERSEY — 0.3%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	596,170
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	211,262
Series A, 5.00%, 9/1/2032	120,000	141,904
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	750,000	822,195
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	643,390
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2031	1,030,000	1,315,258
Series D, 4.00%, 7/1/2045	220,000	244,939
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	274,029
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	837,488
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,535,490
Toms River, NJ, Board of Education, General Obligation:
3.00%, 7/15/2032	1,440,000	1,554,869
3.00%, 7/15/2035	1,000,000	1,060,420

88

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	$ 1,410,000	$ 1,555,089
		10,792,503
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	146,590
5.00%, 7/1/2022	555,000	606,438
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	246,863
Series 2017, 5.00%, 8/1/2025	230,000	278,848
Series 2017, 5.00%, 8/1/2027	145,000	180,531
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	1,000,000	1,177,040
Series B1, 5.00%, 6/15/2027	115,000	135,063
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	297,118
Series A, 5.00%, 3/1/2021	135,000	139,213
Series A, 5.00%, 3/1/2022	100,000	107,760
Series B, 5.00%, 3/1/2022	4,365,000	4,703,724
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	146,590
Series A, 5.00%, 7/1/2025	120,000	144,817
Series B, 4.00%, 7/1/2021	120,000	124,454
Series B, 4.00%, 7/1/2022	340,000	364,677
Series B, 4.00%, 7/1/2023	100,000	110,577
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	414,461
Series A, 5.00%, 7/1/2025	645,000	778,393
Series B, 4.00%, 7/1/2024	200,000	226,586
Series B, 5.00%, 7/1/2026	100,000	123,563
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	486,677
		10,939,983
NEW YORK — 17.6%
Battery Park City, NY, Authority Revenue Series B, 5.00%, 11/1/2038	500,000	652,650
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	146,852
Security Description	Principal Amount	Value
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	$ 220,000	$ 266,138
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,180,249
Series A, 5.25%, 11/15/2035	250,000	295,100
Series B-1, 5.00%, 11/15/2034	7,615,000	9,094,899
Series B-1, 5.00%, 11/15/2036	350,000	406,760
Series B-2, 4.00%, 11/15/2033	330,000	369,102
Series B-2, 5.00%, 11/15/2025	2,520,000	3,001,471
Series B-2, 5.00%, 11/15/2026	5,045,000	6,132,752
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	172,593
Series A, 3.88%, 7/1/2042	200,000	219,014
Series A, 5.00%, 7/1/2030	205,000	254,731
Series C, 5.00%, 7/1/2028	200,000	250,744
New York & New Jersey, Port Authority Revenue:
4.00%, 11/1/2037	500,000	584,940
4.00%, 9/1/2038	500,000	582,075
4.00%, 12/15/2038	100,000	107,413
4.00%, 6/15/2044	180,000	191,687
5.00%, 7/15/2030	500,000	637,325
5.00%, 7/15/2032	1,625,000	2,045,940
5.00%, 7/15/2033	1,915,000	2,397,906
5.00%, 9/1/2034	535,000	685,084
5.00%, 7/15/2035	360,000	447,822
5.00%, 9/1/2035	3,000,000	3,824,550
5.00%, 9/1/2036	4,500,000	5,713,110
Series 190, 5.00%, 5/1/2032	1,075,000	1,078,623
Series 198, 5.00%, 11/15/2036	145,000	171,277
Series 198, 5.00%, 11/15/2041	160,000	188,053
Series 205, 5.00%, 11/15/2032	5,510,000	6,822,262
Series 205, 5.00%, 11/15/2035	160,000	196,008
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2021	960,000	1,003,459
5.00%, 6/15/2024	550,000	649,742
5.00%, 6/15/2029	7,000,000	9,075,570
Series AA, 5.00%, 6/15/2040	2,000,000	2,582,120

89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series BB-2, 5.00%, 6/15/2026	$ 4,000,000	$ 4,783,640
Series BB-2, 5.00%, 6/15/2031	530,000	669,899
Series CC1, 4.00%, 6/15/2033	1,250,000	1,447,062
Series CC-1, 4.00%, 6/15/2037	250,000	286,315
Series CC-1, 4.00%, 6/15/2041	900,000	1,060,191
Series DD-2, 5.00%, 6/15/2025	7,135,000	8,253,483
Series EE, 5.00%, 6/15/2040	4,240,000	5,269,090
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,276,770
Series FF, 4.00%, 6/15/2041	5,000,000	5,932,700
Series FF, 5.00%, 6/15/2031	335,000	400,864
Series FF, 5.00%, 6/15/2034	1,750,000	2,234,347
Series FF, 5.00%, 6/15/2039	3,450,000	4,243,839
Series FF, 5.00%, 6/15/2041	10,000,000	13,008,900
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,919,165
Series GG, 5.00%, 6/15/2037	190,000	224,124
Series GG, 5.00%, 6/15/2039	350,000	411,569
Series HH, 5.00%, 6/15/2039	155,000	182,266
Sub-Series CC1, 5.00%, 6/15/2038	145,000	176,142
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	365,000	382,381
Series S-, 5.00%, 7/15/2028	160,000	187,699
Series S-, 5.00%, 7/15/2043	220,000	250,336
Series S-1, 4.00%, 7/15/2036	255,000	288,130
Series S-1, 4.00%, 7/15/2040	1,760,000	1,925,880
Series S-1, 5.00%, 7/15/2021	60,000	62,890
Series S-1, 5.00%, 7/15/2022	245,000	267,988
Series S-1, 5.00%, 7/15/2033	5,000,000	6,273,700
Series S-1, 5.00%, 7/15/2043	1,885,000	2,208,937
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	882,802
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,736,950
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,181,667
Series S-4A, 5.00%, 7/15/2033	250,000	313,685
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
3.25%, 2/1/2042	900,000	944,559
4.00%, 5/1/2045	1,000,000	1,157,020
5.00%, 11/1/2031	500,000	597,675
5.00%, 2/1/2034	600,000	732,456
Security Description	Principal Amount	Value
5.00%, 5/1/2034	$ 250,000	$ 299,783
5.00%, 5/1/2036	245,000	293,483
5.25%, 8/1/2037	4,000,000	5,038,440
Series 1-REMK 1/9/20, 5.00%, 11/1/2021	500,000	530,765
Series A-1, 5.00%, 8/1/2023	5,880,000	6,693,557
Series A-1, 5.00%, 8/1/2027	275,000	330,209
Series A-1, 5.00%, 8/1/2029	170,000	203,289
Series A-1, 5.00%, 8/1/2031	150,000	173,766
Series A-1, 5.00%, 8/1/2033	2,915,000	3,666,021
Series A-1, 5.00%, 8/1/2036	2,000,000	2,489,060
Series A-2, 5.00%, 8/1/2036	1,640,000	2,010,312
Series A-3, 4.00%, 5/1/2042	6,000,000	6,864,120
Series A-3, 5.00%, 8/1/2040	500,000	606,840
Series B-1, 4.00%, 8/1/2037	105,000	118,759
Series B-1, 4.00%, 11/1/2042	5,000,000	5,750,550
Series B-1, 5.00%, 11/1/2028	500,000	655,760
Series B-1, 5.00%, 8/1/2029	40,000	50,691
Series B-1, 5.00%, 8/1/2030	295,000	360,823
Series B-1, 5.00%, 8/1/2031	175,000	202,727
Series B-1, 5.00%, 8/1/2034	500,000	617,570
Series B-1, 5.00%, 11/1/2034	545,000	702,647
Series B-1, 5.00%, 11/1/2035	160,000	189,710
Series B-1, 5.00%, 8/1/2036	520,000	597,215
Series B-1, 5.00%, 8/1/2038	7,095,000	8,548,624
Series B-1, 5.00%, 8/1/2040	3,800,000	4,561,406
Series C, 5.00%, 11/1/2022	100,000	110,594
Series C, 5.00%, 11/1/2023	125,000	143,593
Series C, 5.00%, 11/1/2025	4,395,000	5,375,291
Series C, 5.00%, 11/1/2026	120,000	143,348
Series C, 5.00%, 11/1/2027	150,000	178,559
Series C1, 5.00%, 11/1/2034	7,000,000	8,923,950
Series D-1, 5.00%, 2/1/2026	100,000	114,977
Series E-1, 4.00%, 2/1/2041	110,000	120,613
Series E-1, 5.00%, 2/1/2030	3,370,000	4,083,965
Series E-1, 5.00%, 2/1/2041	670,000	771,719
Series F-1, 5.00%, 5/1/2032	5,500,000	6,810,375
Series F-1, 5.00%, 5/1/2039	115,000	139,109
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,430,000	1,554,825
New York, NY, General Obligation:
4.00%, 8/1/2034	915,000	1,044,106
5.00%, 3/15/2022	500,000	540,150
5.00%, 4/1/2023	750,000	841,447
5.00%, 8/1/2026	835,000	1,036,811
5.00%, 1/1/2036	2,250,000	2,816,865
5.00%, 8/1/2039	5,000,000	6,263,000
Series A, 3.00%, 8/1/2036	13,000,000	13,641,030
Series A, 4.00%, 8/1/2037	1,900,000	2,204,608
Series A, 5.00%, 8/1/2023	5,900,000	6,702,695

90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2024	$ 3,500,000	$ 4,109,735
Series A, 5.00%, 8/1/2026	125,000	149,478
Series B, 5.00%, 8/1/2025	150,000	174,420
Series B-1, 5.00%, 10/1/2031	2,185,000	2,858,177
Series B-1, 5.00%, 12/1/2031	160,000	195,405
Series B-1, 5.00%, 10/1/2032	1,680,000	2,173,282
Series B-1, 5.00%, 10/1/2036	400,000	486,604
Series B-1, 5.00%, 10/1/2037	4,730,000	5,735,361
Series B-1, 5.00%, 12/1/2037	500,000	598,085
Series B-1, 5.00%, 10/1/2038	300,000	362,886
Series B-1, 5.00%, 12/1/2038	3,095,000	3,693,852
Series C, 5.00%, 8/1/2024	8,450,000	9,922,074
Series C, 5.00%, 8/1/2025	425,000	501,279
Series C, 5.00%, 8/1/2026	655,000	800,738
Series C, 5.00%, 8/1/2027	120,000	145,289
Series C, 5.00%, 8/1/2028	1,980,000	2,486,242
Series C-1, 5.00%, 8/1/2030	5,000,000	6,725,000
Series D1, 4.00%, 12/1/2042	255,000	288,555
Series D1, 4.00%, 12/1/2043	3,500,000	3,951,780
Series E, 4.00%, 8/1/2026	250,000	294,855
Series E, 5.00%, 8/1/2024	760,000	892,400
Series E, 5.00%, 8/1/2028	160,000	196,227
Series E, 5.00%, 8/1/2032	2,900,000	3,697,848
Series E-1, 4.00%, 3/1/2041	500,000	562,435
Series E-1, 5.00%, 3/1/2040	4,000,000	4,858,000
Series F-1, 5.00%, 6/1/2026	165,000	196,437
Series I, 5.00%, 3/1/2022	60,000	64,531
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.25%, 11/15/2027	250,000	305,603
Series A, 5.25%, 11/15/2034	560,000	663,247
Series B-2, 4.00%, 11/15/2038	255,000	277,514
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2026	630,000	737,698
4.00%, 4/1/2030	400,000	464,484
4.00%, 4/1/2031	230,000	264,077
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	121,770
5.00%, 11/15/2022	240,000	257,105
Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue Series A, 5.00%, 7/1/2022	$ 2,500,000	$ 2,733,800
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	226,838
5.00%, 10/1/2028	500,000	605,335
5.00%, 7/1/2033	1,335,000	1,926,592
5.00%, 7/1/2034	2,105,000	3,080,710
5.00%, 7/1/2036	500,000	747,275
Series 1, 5.00%, 1/15/2029	400,000	497,372
Series 1, 5.00%, 1/15/2030	250,000	308,973
Series 1, 5.00%, 1/15/2031	500,000	613,915
Series A, 2.13%, 7/1/2041 (b)	865,000	868,252
Series A, 2.50%, 7/1/2041 (b)	530,000	530,000
Series A, 3.00%, 7/1/2029	315,000	346,547
Series A, 4.00%, 7/1/2034	100,000	114,203
Series A, 4.00%, 7/1/2043	1,350,000	1,497,150
Series A, 5.00%, 7/1/2021	190,000	198,983
Series A, 5.00%, 7/1/2026	1,640,000	2,048,114
Series A, 5.00%, 7/1/2028	2,000,000	2,664,500
Series A, 5.00%, 10/1/2028 (c)	205,000	256,102
Series A, 5.00%, 7/1/2029	2,000,000	2,731,240
Series A, 5.00%, 10/1/2029	4,540,000	5,594,370
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,750,418
Series A, 5.00%, 10/1/2030	5,000,000	6,057,790
Series A, 5.00%, 10/1/2031	3,750,000	4,500,300
Series A, 5.00%, 7/1/2032	125,000	154,783
Series A, 5.00%, 10/1/2032	3,500,000	4,177,355
Series A, 5.00%, 7/1/2033	600,000	725,028
Series A, 5.00%, 10/1/2033	5,000,000	5,944,800
Series A, 5.00%, 7/1/2034	5,040,000	6,217,495
Series A, 5.00%, 7/1/2035	100,000	123,039
Series A, 5.00%, 7/1/2040	200,000	241,292
Series B, 5.00%, 10/1/2021	225,000	238,183
Series B, 5.00%, 10/1/2030	260,000	322,910
New York, State Dormitory Authority Revenue, State Supported Debt:
5.00%, 10/1/2031	510,000	631,451
Series A, 5.00%, 10/1/2026 (c)	125,000	148,544
New York, State Dormitory Authority, Personal Income Tax Revenue:
3.25%, 2/15/2040	100,000	104,990
5.00%, 2/15/2022	3,265,000	3,508,275
5.00%, 2/15/2023	355,000	397,738
5.00%, 2/15/2025	3,280,000	3,942,658
5.00%, 2/15/2036	6,000,000	7,261,005
Series A, 5.00%, 3/15/2022	190,000	204,850

91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2026	$ 245,000	$ 291,087
Series A, 5.00%, 3/15/2031	500,000	643,835
Series B, 5.00%, 2/15/2023	565,000	633,020
Series B, 5.00%, 3/15/2027	110,000	127,028
Series B, 5.00%, 3/15/2028	170,000	195,978
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	487,344
Series B-GROUP C, 5.00%, 2/15/2039	200,000	230,958
Series C, 5.00%, 3/15/2037	105,000	119,150
Series D, 4.00%, 2/15/2038	3,000,000	3,517,770
Series D, 5.00%, 2/15/2022	2,260,000	2,428,393
Series D, 5.00%, 2/15/2024	7,000,000	8,141,490
Series D, 5.00%, 2/15/2025	730,000	877,482
Series D, 5.00%, 2/15/2026	920,000	1,136,090
Series D, 5.00%, 2/15/2027	100,000	124,028
Series D, 5.00%, 2/15/2028	165,000	203,983
Series D, 5.00%, 2/15/2041	605,000	770,546
Series E, 5.00%, 3/15/2022	110,000	118,598
Series E, 5.00%, 3/15/2023	180,000	202,338
Series E, 5.00%, 3/15/2036	1,745,000	2,056,308
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2024	755,000	880,715
Series A, 5.00%, 3/15/2022	3,100,000	3,342,296
Series A, 5.00%, 3/15/2024	300,000	349,953
Series A, 5.00%, 3/15/2025	3,250,000	3,916,932
Series A, 5.00%, 3/15/2028	500,000	636,197
Series A, 5.00%, 3/15/2030	1,360,000	1,687,676
Series A, 5.00%, 3/15/2031	160,000	182,874
Series A, 5.00%, 3/15/2032	7,600,000	9,241,606
Series A, 5.00%, 3/15/2037	4,300,000	5,327,528
Series A, 5.00%, 3/15/2038	140,000	157,739
Series A, 5.00%, 3/15/2039	400,000	493,048
Series A-GROUP B, 5.00%, 3/15/2037	160,000	193,883
Series A-GROUP C, 5.00%, 3/15/2043	300,000	359,085
Series B, 5.00%, 3/15/2031	795,000	946,503
Series B-B, 5.00%, 3/15/2027	270,000	325,388
Series B-B, 5.00%, 3/15/2029	40,000	47,936
Series B-B, 5.00%, 3/15/2033	350,000	413,599
Series B-B, 5.00%, 3/15/2034	275,000	324,211
Series C, 5.00%, 3/15/2042	270,000	313,459
Series E, 5.00%, 3/15/2034	5,000,000	6,340,200
Series E, 5.00%, 3/15/2041	5,000,000	6,201,800
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	512,006
5.00%, 6/15/2026	1,515,000	1,893,795
Security Description	Principal Amount	Value
5.00%, 6/15/2027	$ 1,855,000	$ 2,378,462
5.00%, 6/15/2028	550,000	680,284
5.00%, 6/15/2041	3,940,000	4,719,096
Series A, 5.00%, 6/15/2040	320,000	375,286
Series B, 5.00%, 8/15/2041	1,210,000	1,454,456
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,629,440
Series B-SUB, 5.00%, 6/15/2036	8,500,000	11,127,605
Series E, 5.00%, 6/15/2034	3,200,000	4,008,288
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	256,725
5.00%, 3/15/2044	370,000	418,855
Series A, 5.00%, 3/15/2022	460,000	495,954
Series A, 5.00%, 3/15/2023	6,725,000	7,561,523
Series A, 5.00%, 3/15/2024	4,180,000	4,877,684
Series A, 5.00%, 3/15/2025	5,140,000	6,205,419
Series A, 5.00%, 3/15/2026	6,295,000	7,794,847
Series A, 5.00%, 3/15/2027	565,000	689,543
Series A, 5.00%, 3/15/2035	11,000,000	13,859,120
Series A, 5.00%, 3/15/2044	1,000,000	1,228,960
Series A-, 5.00%, 3/15/2023	1,450,000	1,630,365
Series A-, 5.00%, 3/15/2024	440,000	513,440
Series A-, 5.00%, 3/15/2028	225,000	270,142
Series A-, 5.00%, 3/15/2029	525,000	628,273
Series A-, 5.00%, 3/15/2033	3,610,000	4,267,959
Series A-, 5.00%, 3/15/2038	105,000	122,927
Series A-, 5.00%, 3/15/2039	530,000	619,331
Series A-, 5.00%, 3/15/2042	380,000	441,780
Series C-, 5.00%, 3/15/2027	100,000	126,736
Series C-, 5.00%, 3/15/2031	4,250,000	5,333,707
Series E, 5.00%, 3/15/2033	120,000	132,828
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,288,260
5.00%, 12/1/2039	1,250,000	1,605,912
5.00%, 12/1/2040	2,750,000	3,522,942
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (c)	115,000	118,556
4.00%, 8/1/2029 (c)	385,000	401,251
4.00%, 8/1/2031 (c)	255,000	264,575
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	1,040,553
Series B, 4.00%, 6/1/2040	370,000	402,253
Triborough, NY, Bridge & Tunnel Authority Revenue:
5.00%, 11/15/2027	600,000	755,406
5.00%, 11/15/2033	675,000	850,446
Series A, 5.00%, 11/15/2040	435,000	501,786
Series A, 5.00%, 11/15/2041	350,000	411,408
Series B, 5.00%, 11/15/2029	2,355,000	3,068,869
Series C, 5.00%, 11/15/2023	700,000	798,168

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series C-1, 5.00%, 11/15/2025	$ 1,050,000	$ 1,270,846
Series C-2, 5.00%, 11/15/2042	2,915,000	3,497,767
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	552,355
4.00%, 12/15/2037	195,000	219,016
5.00%, 12/15/2025	1,940,000	2,237,615
5.00%, 6/15/2027	425,000	512,218
5.00%, 12/15/2032	605,000	730,229
5.00%, 12/15/2036	250,000	299,988
5.00%, 12/15/2037	4,170,000	4,996,494
5.00%, 12/15/2038	200,000	250,972
5.00%, 12/15/2040	300,000	374,727
Series A, 5.00%, 12/15/2026	350,000	416,189
Series A, 5.00%, 6/15/2028	255,000	314,905
Series A, 5.00%, 12/15/2032	260,000	317,203
Series A, 5.00%, 12/15/2033	500,000	608,720
Series A, 5.00%, 12/15/2034	2,335,000	2,835,250
Series A, 5.00%, 12/15/2035	1,975,000	2,394,332
Series B, 5.00%, 6/15/2023	500,000	521,750
Series B, 5.00%, 12/15/2023	280,000	298,528
Series B, 5.00%, 6/15/2024	480,000	523,176
Series B, 5.00%, 12/15/2024	1,070,000	1,190,525
Series B, 5.00%, 12/15/2025	315,000	363,324
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,777,921
		592,953,872
NORTH CAROLINA — 1.6%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	120,527
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	106,714
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,477,550
5.00%, 7/1/2028	165,000	199,624
5.00%, 7/1/2044	125,000	157,059
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,271,266
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	168,866
Series A, 5.00%, 9/1/2023	110,000	126,314
Series A, 5.00%, 4/1/2027	550,000	707,690
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	191,875
Security Description	Principal Amount	Value
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	$ 230,000	$ 257,664
4.00%, 1/1/2038	200,000	223,556
4.00%, 1/1/2039	570,000	635,835
5.00%, 1/1/2043	3,000,000	3,674,010
Series B, 4.00%, 10/1/2039	245,000	279,094
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	450,392
Series A, 5.00%, 6/1/2021	110,000	114,797
Series A, 5.00%, 6/1/2023	5,100,000	5,799,618
Series B, 5.00%, 6/1/2026	6,850,000	8,608,326
Series B, 5.00%, 6/1/2028	8,700,000	11,564,388
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	3,059,605
Series C, 5.00%, 5/1/2025	240,000	279,958
North Carolina, Turnpike Authority Revenue:
Zero Coupon, 1/1/2044	1,675,000	844,870
Zero Coupon, 1/1/2045	615,000	298,712
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	255,247
Series A, 4.00%, 3/1/2041	100,000	113,965
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	268,148
Series A, 5.00%, 3/1/2024	100,000	116,955
Series A, 5.00%, 3/1/2026	400,000	499,200
Wake, NC, Limited Obligation Revenue 5.00%, 9/1/2026	5,000,000	6,287,100
		53,158,925
NORTH DAKOTA — 0.0% (a)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,243,389
OHIO — 2.6%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	167,865
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	200,934
Series 2017-1, 4.00%, 4/1/2023	510,000	561,092
Series A, 3.00%, 8/15/2023	555,000	600,516
Series A, 3.00%, 2/15/2026	300,000	325,155
Series A, 3.00%, 8/15/2031	350,000	381,763
Series A, 3.10%, 7/1/2030	535,000	586,221
Series A, 5.00%, 2/15/2025	110,000	127,793
Series A, 5.00%, 4/1/2025	5,000,000	6,041,400
Series A, 5.00%, 4/1/2030	5,000,000	6,609,900

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	$ 100,000	$ 123,961
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,151,311
5.00%, 12/1/2027	400,000	497,148
5.00%, 12/1/2028	300,000	371,688
5.00%, 12/1/2029	1,015,000	1,250,947
5.00%, 12/1/2037	600,000	719,220
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	338,769
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	144,618
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	624,360
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2029	8,075,000	10,989,671
Series A, 5.00%, 12/1/2031	285,000	334,410
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	393,982
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	108,247
4.00%, 11/15/2043	250,000	287,178
5.00%, 11/15/2039	430,000	516,623
5.00%, 11/15/2044	245,000	294,355
Ohio, State General Obligation:
5.00%, 12/15/2026	835,000	1,038,272
5.00%, 2/1/2033	875,000	1,058,864
Series A, 5.00%, 12/15/2022	410,000	457,359
Series A, 5.00%, 9/1/2023	150,000	171,939
Series A, 5.00%, 12/15/2023	320,000	370,762
Series A, 5.00%, 9/1/2024	505,000	600,061
Series A, 5.00%, 9/15/2024	100,000	118,980
Series A, 5.00%, 9/15/2025	350,000	430,192
Series A, 5.00%, 3/15/2028	1,275,000	1,482,022
Series A, 5.00%, 3/15/2031	440,000	507,236
Series A, 5.00%, 3/15/2033	135,000	154,989
Series A, 5.00%, 3/15/2035	200,000	228,828
Series B, 5.00%, 6/15/2027	200,000	218,370
Series B, 5.00%, 9/1/2032	175,000	196,756
Series B, 5.00%, 9/1/2034	170,000	191,134
Series B, 5.00%, 6/15/2035	200,000	218,370
Series C, 5.00%, 11/1/2030	140,000	167,534
Series C, 5.00%, 11/1/2033	400,000	473,456
Series S, 5.00%, 5/1/2021	245,000	254,712
Series S, 5.00%, 5/1/2029	1,835,000	2,272,225
Series T, 5.00%, 11/1/2028	400,000	509,940
Series T, 5.00%, 5/1/2031	250,000	316,003
Series V, 5.00%, 5/1/2024	500,000	588,525
Security Description	Principal Amount	Value
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	$ 5,000,000	$ 6,249,800
Series C, 5.00%, 12/1/2030	165,000	203,562
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	286,325
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	218,190
Series A, 5.00%, 12/1/2028	825,000	1,026,448
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	91,301
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	443,044
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	654,775
5.00%, 6/1/2044	3,235,000	4,175,867
Series A, 5.00%, 6/1/2029	13,500,000	18,119,160
Series B, 5.00%, 12/1/2033	115,000	142,357
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,000,000	2,619,180
5.00%, 12/1/2039	2,000,000	2,611,980
Series A, 5.00%, 12/1/2029	240,000	306,235
Series A, 5.00%, 12/1/2031	500,000	631,480
Series B, 5.00%, 6/1/2026	500,000	618,655
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	336,201
Series C, 5.00%, 6/1/2039	100,000	114,271
		86,624,487
OKLAHOMA — 0.6%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	273,278
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	3,120,000	3,297,372
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
4.00%, 7/1/2038	650,000	749,177
5.00%, 7/1/2027	160,000	195,392
Series 2020A, 5.00%, 7/1/2025	600,000	724,086
Series A, 5.00%, 7/1/2027	265,000	306,661
Series A, 5.00%, 7/1/2028	200,000	231,120
Series A, 5.00%, 7/1/2030	170,000	195,753

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	$ 145,000	$ 148,148
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	297,193
Series C, 5.00%, 1/1/2037	125,000	150,184
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	119,074
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	65,735
5.00%, 9/1/2024	110,000	129,957
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	352,856
3.00%, 6/1/2027	1,750,000	1,890,875
5.00%, 6/1/2023	7,560,000	8,498,272
5.00%, 6/1/2025	2,710,000	3,247,935
		20,873,068
OREGON — 1.6%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	244,962
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	88,181
Series A, Zero Coupon, 6/15/2036	115,000	67,396
Series A, Zero Coupon, 6/15/2038	300,000	159,228
Series A, 0.01%, 6/15/2042	440,000	191,941
Series B, 5.00%, 6/15/2037	1,770,000	2,186,746
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,809,115
5.00%, 6/15/2037	100,000	123,918
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	172,843
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	973,253
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	265,822
Series C, 5.00%, 4/1/2026	510,000	615,687
Security Description	Principal Amount	Value
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2028	$ 290,000	$ 342,699
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2030	530,000	622,072
Series A, 5.00%, 11/15/2039	3,000,000	3,893,040
Series C, 5.00%, 11/15/2025	170,000	209,258
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2021	5,000,000	5,198,200
Series A, 5.00%, 5/1/2022	5,000,000	5,432,500
Series C, 5.00%, 8/1/2041	1,065,000	1,278,394
Series F, 5.00%, 5/1/2028	180,000	223,700
Series F, 5.00%, 5/1/2030	145,000	178,527
Series F, 5.00%, 5/1/2035	100,000	120,784
Series F, 5.00%, 5/1/2039	200,000	234,462
Series I, 5.00%, 8/1/2024	125,000	148,220
Series I, 5.00%, 8/1/2029	195,000	250,181
Series L, 5.00%, 8/1/2029	3,370,000	4,323,643
Series L, 5.00%, 8/1/2030	1,250,000	1,597,700
Series L, 5.00%, 8/1/2042	4,540,000	5,581,794
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	170,574
Series B, 5.00%, 7/1/2033	1,150,000	1,383,933
Series B, 5.00%, 7/1/2035	1,335,000	1,598,449
Series B, 5.00%, 7/1/2036	235,000	280,536
Series B, 5.00%, 7/1/2038	285,000	338,734
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	223,072
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	524,093
5.00%, 6/15/2027	1,440,000	1,795,291
5.00%, 6/15/2029	500,000	617,135
5.00%, 6/15/2030	660,000	811,180
5.00%, 6/15/2031	500,000	611,940
5.00%, 6/15/2032	500,000	610,005
5.00%, 6/15/2033	500,000	608,400
Portland, OR, Sewer System Revenue Series A, 2.50%, 6/15/2033	325,000	340,915
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	698,603
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	813,813

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	$ 120,000	$ 141,626
Series B, Zero Coupon, 6/15/2029	200,000	169,150
Series B, Zero Coupon, 6/15/2034	330,000	220,711
Series B, 0.01%, 6/15/2032	200,000	147,112
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,311,738
5.00%, 6/15/2035	390,000	486,221
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	226,176
		53,663,673
PENNSYLVANIA — 1.8%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	612,805
Allegheny, PA, General Obligation Series C-75, 5.00%, 11/1/2026	315,000	397,039
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	155,115
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	219,256
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	129,689
Series A, 5.00%, 10/1/2042	795,000	938,315
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	449,306
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (c)	200,000	234,920
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	127,356
Series A, 5.00%, 12/1/2030	160,000	192,400
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	328,297
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	459,328
4.00%, 3/1/2038	4,085,000	4,735,577
5.00%, 3/1/2022	500,000	537,930
5.00%, 9/15/2022	2,500,000	2,748,950
Security Description	Principal Amount	Value
5.00%, 3/15/2023	$ 120,000	$ 134,542
5.00%, 9/15/2023	600,000	685,446
5.00%, 3/15/2024	375,000	435,739
5.00%, 9/15/2024	10,175,000	12,022,169
5.00%, 3/15/2025	325,000	389,954
5.00%, 8/15/2025	275,000	334,073
5.00%, 9/15/2025	1,570,000	1,911,679
5.00%, 9/15/2026	1,075,000	1,343,556
5.00%, 1/1/2027	500,000	629,830
5.00%, 3/15/2028	270,000	320,652
5.00%, 9/15/2028	8,030,000	9,986,670
5.00%, 1/1/2024	725,000	836,447
Series D, 5.00%, 8/15/2032	800,000	947,496
Series REF, 5.00%, 1/15/2022	1,480,000	1,583,911
Series REF, 5.00%, 1/15/2025	1,250,000	1,492,725
Series REF, 5.00%, 1/15/2028	2,410,000	3,020,935
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	2,000,000	2,563,060
Series A, 2.25%, 8/15/2041 (b)	685,000	699,371
Series A, 4.00%, 8/15/2033	190,000	218,257
Series A, 4.00%, 8/15/2034	145,000	166,292
Series A, 4.00%, 8/15/2035	470,000	538,770
Series AQ, 5.00%, 6/15/2021	150,000	155,835
Series AT-1, 5.00%, 6/15/2024	200,000	230,392
Series AT-1, 5.00%, 6/15/2025	100,000	118,435
Series AT-1, 5.00%, 6/15/2030	100,000	119,475
Series B, 4.00%, 10/1/2038	210,000	231,139
Series B, 5.00%, 10/1/2025	200,000	244,986
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	178,873
Series A, 5.00%, 9/1/2042	270,000	329,324
Series B, 4.00%, 9/1/2036	490,000	552,740
Series B, 5.00%, 9/1/2023	1,385,000	1,585,673
Pittsburgh Water & Sewer Authority Revenue Series B, 5.00%, 9/1/2032 (c)	1,640,000	2,261,002
State Public School Building Authority Revenue:
5.00%, 12/1/2023 (c)	1,000,000	1,134,690
5.00%, 12/1/2029 (c)	610,000	734,592
		60,405,013

96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	$ 485,000	$ 565,884
Series A, 5.00%, 5/15/2027	270,000	331,706
Series A, 5.00%, 9/1/2029	500,000	638,445
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	294,880
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,493,654
Series C, 4.00%, 1/15/2033	1,500,000	1,787,610
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2021	135,000	141,900
		5,254,079
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	558,477
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	419,230
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,167,725
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	112,506
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,145,403
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	132,290
Series C, 3.00%, 3/1/2038	325,000	347,093
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,507,338
Series A, 5.00%, 4/1/2030	120,000	154,888
York, SC, General Obligation 5.00%, 4/1/2027	280,000	327,440
		9,872,390
Security Description	Principal Amount	Value
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	$ 390,000	$ 463,238
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,430,157
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	103,979
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,675,934
4.00%, 6/1/2044	500,000	554,585
Series A, 5.00%, 4/1/2026	320,000	385,341
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	432,065
4.00%, 7/1/2031	750,000	885,772
5.00%, 7/1/2024	110,000	129,962
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	540,000	654,658
Series B, 5.00%, 5/15/2026	345,000	430,539
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,309,941
5.00%, 7/1/2021	135,000	141,369
5.00%, 1/1/2024	105,000	121,855
5.00%, 1/1/2025	535,000	642,321
5.00%, 1/1/2026	170,000	210,015
5.00%, 1/1/2027	100,000	124,948
Series C, 5.00%, 7/1/2023	115,000	130,991
Series C, 5.00%, 7/1/2027	1,605,000	1,936,320
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	207,102
Series A, 5.00%, 4/1/2025	285,000	344,804
Tennessee, State General Obligation:
5.00%, 9/1/2027	5,005,000	6,511,055
Series A, 5.00%, 8/1/2022	150,000	164,756
Series A, 5.00%, 2/1/2026	160,000	199,110
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,520,009
Series A, 5.00%, 11/1/2035	520,000	648,700
Series A, 5.00%, 11/1/2037	435,000	539,448
Series B, 5.00%, 11/1/2022	100,000	110,792
Series B, 5.00%, 11/1/2025	105,000	128,922
		27,138,688

97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
TEXAS — 11.8%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	$ 125,000	$ 156,810
5.00%, 8/15/2027	575,000	740,611
5.00%, 8/15/2038	1,000,000	1,231,220
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	116,599
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	220,000	256,190
5.00%, 2/15/2026 (c)	150,000	180,197
5.00%, 2/15/2029 (c)	300,000	358,272
5.00%, 2/15/2030 (c)	215,000	270,352
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	395,053
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	426,130
Series A, 4.00%, 2/15/2039 (c)	255,000	285,399
Series A, 5.00%, 2/15/2030 (c)	165,000	200,630
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2028 (c)	3,000,000	3,914,130
5.00%, 2/15/2030 (c)	2,000,000	2,662,120
Series A, 5.00%, 2/15/2026 (c)	225,000	251,512
Series B, 5.00%, 2/15/2025 (c)	75,000	90,288
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,271,100
5.00%, 8/1/2035	1,175,000	1,406,369
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	305,520
Series A, 5.00%, 11/15/2021	100,000	106,418
Series A, 5.00%, 11/15/2022	100,000	110,816
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	121,345
5.00%, 9/1/2034	420,000	493,731
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (c)	3,700,000	4,420,168
4.00%, 8/1/2034 (c)	6,000,000	7,138,140
5.00%, 8/1/2028 (c)	1,000,000	1,244,370
Series B, 5.00%, 8/1/2031 (c)	125,000	153,303
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	343,223
Security Description	Principal Amount	Value
5.00%, 11/15/2034	$ 375,000	$ 432,611
5.00%, 11/15/2043	100,000	114,501
Series A, 5.00%, 5/15/2022	600,000	652,278
Series A, 5.00%, 5/15/2026	300,000	367,323
Bexar County, TX, General Obligation:
4.00%, 6/15/2039	5,000,000	5,877,800
4.00%, 6/15/2041	350,000	400,858
5.00%, 6/15/2026	80,000	97,725
5.00%, 6/15/2027	355,000	433,849
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	338,334
4.00%, 2/15/2043	3,755,000	4,223,737
5.00%, 2/15/2022	2,250,000	2,418,412
5.00%, 2/15/2026	140,000	172,228
5.00%, 2/15/2027	265,000	326,496
5.00%, 2/15/2029	130,000	159,765
5.00%, 2/15/2032	3,000,000	3,564,660
5.00%, 2/15/2034	680,000	839,569
5.00%, 2/15/2045	4,910,000	6,137,107
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (c)	250,000	300,073
Series B, 5.00%, 2/15/2028 (c)	200,000	238,948
Series B, 5.00%, 2/15/2030 (c)	550,000	655,726
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	552,094
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,246,300
5.00%, 2/15/2034 (c)	1,000,000	1,237,520
5.00%, 2/15/2037 (c)	2,555,000	3,133,452
5.00%, 2/15/2041 (c)	1,000,000	1,215,720
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (c)	1,400,000	1,667,918
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (c)	250,000	297,050
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	591,223
4.00%, 8/15/2032	280,000	332,822
4.00%, 8/15/2034	190,000	224,194
5.00%, 8/15/2025	390,000	477,516
5.00%, 8/15/2030	2,500,000	3,358,000

98

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Collin County, TX, Revenue 3.13%, 2/15/2035	$ 720,000	$ 794,081
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	598,330
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	459,033
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (c)	350,000	419,748
Series A, 5.00%, 2/15/2025 (c)	205,000	245,852
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,251,440
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	158,868
Series B, 5.00%, 8/1/2036 (c)	100,000	120,296
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	265,839
4.00%, 2/15/2041 (c)	100,000	112,263
5.00%, 2/15/2022 (c)	2,000,000	2,155,480
5.00%, 2/15/2023 (c)	150,000	168,345
5.00%, 2/15/2028 (c)	435,000	517,968
5.00%, 2/15/2029 (c)	165,000	196,304
5.00%, 2/15/2033 (c)	2,635,000	3,360,626
Dallas county, TX, General Obligation 5.00%, 8/15/2025	100,000	122,327
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,587,440
5.00%, 12/1/2033	5,000,000	6,535,100
5.00%, 12/1/2034	6,000,000	7,813,860
Series A, 5.00%, 12/1/2028	295,000	356,935
Series A, 5.00%, 12/1/2029	255,000	307,344
Series A, 5.00%, 12/1/2030	160,000	192,096
Series A, 5.00%, 12/1/2033	100,000	115,787
Series A, 5.00%, 12/1/2034	175,000	207,177
Series A, 5.00%, 12/1/2035	810,000	941,321
Series A, 5.00%, 12/1/2036	295,000	345,319
Series A, 5.00%, 12/1/2041	1,065,000	1,242,099
Series B, 5.00%, 12/1/2020	155,000	158,018
Dallas, TX, General Obligation:
5.00%, 2/15/2022	2,250,000	2,421,090
5.00%, 2/15/2023	1,930,000	2,161,716
5.00%, 2/15/2024	370,000	429,559
5.00%, 2/15/2025	210,000	241,515
Security Description	Principal Amount	Value
5.00%, 2/15/2027	$ 250,000	$ 287,133
5.00%, 2/15/2030	275,000	323,345
5.00%, 2/15/2031	2,050,000	2,509,774
Series B, 3.00%, 2/15/2036	540,000	575,154
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (c)	160,000	181,557
5.00%, 2/15/2036 (b) (c)	1,045,000	1,120,563
Series A, 3.00%, 2/15/2036 (c)	345,000	367,729
Series A, 4.00%, 2/15/2030 (c)	2,965,000	3,380,337
Series A, 4.00%, 2/15/2031 (c)	255,000	290,101
Series A, 5.00%, 8/15/2024 (c)	210,000	248,585
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,252,725
Series B, 5.00%, 2/15/2036 (c)	60,000	64,542
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	340,653
Series A, 5.00%, 10/1/2027	110,000	133,998
Series A, 5.00%, 10/1/2028	300,000	364,545
Series A, 5.00%, 10/1/2029	100,000	124,963
Series A, 5.00%, 10/1/2033	410,000	503,332
Series A, 5.00%, 10/1/2034	800,000	980,904
Series A, 5.00%, 10/1/2036	680,000	831,416
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	392,987
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (c)	290,000	347,646
5.00%, 8/15/2028 (c)	175,000	208,817
5.00%, 8/15/2029 (c)	500,000	612,940
5.00%, 8/15/2030 (c)	115,000	140,552
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,731,588
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	153,853
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (c)	150,000	163,097
El Paso, TX, General Obligation:
4.00%, 8/15/2042	210,000	234,730
Series A, 4.00%, 8/15/2034	1,000,000	1,217,950
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	192,057
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	150,943

99

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	$ 150,000	$ 175,376
Series B, 5.00%, 3/1/2026	250,000	300,373
Series B, 5.00%, 3/1/2028	520,000	640,468
Fort Bend, TX, Independent School District, General Obligation:
4.00%, 8/15/2032 (c)	275,000	326,260
5.00%, 8/15/2022 (c)	1,215,000	1,337,241
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	56,117
Series A, 5.00%, 3/1/2026	110,000	131,269
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	135,000	138,984
5.00%, 2/15/2022 (c)	675,000	726,786
5.00%, 2/15/2023 (c)	50,000	55,989
5.00%, 2/15/2025 (c)	195,000	233,860
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	150,570
Series A, 5.00%, 2/15/2023	1,860,000	2,089,040
Series A, 5.00%, 2/15/2027	140,000	167,899
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	145,709
Series A, 5.00%, 2/15/2024	150,000	174,851
Series A, 5.00%, 2/15/2026	260,000	312,471
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (c)	510,000	584,021
Series A, 5.00%, 8/15/2022 (c)	300,000	329,847
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	443,415
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	1,000,000	1,186,720
5.00%, 2/15/2030 (c)	260,000	307,125
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	131,306
Grand Parkway, TX, Transportation Corp., Revenue:
Series A, 5.00%, 10/1/2031	1,000,000	1,278,530
Series A, 5.00%, 10/1/2043	1,300,000	1,594,528
Security Description	Principal Amount	Value
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	$ 100,000	$ 115,276
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	603,210
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	445,840
4.00%, 11/15/2037	840,000	945,554
5.00%, 11/15/2025	275,000	335,739
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,055,538
Series A, 5.00%, 10/1/2023	2,125,000	2,443,410
Series A, 5.00%, 10/1/2027	285,000	342,640
Series A, 5.00%, 10/1/2029	530,000	679,815
Series A, 5.00%, 10/1/2030	1,000,000	1,274,540
Series A, 5.00%, 10/1/2032	455,000	572,677
Series A, 5.00%, 10/1/2033	250,000	313,070
Series A, 5.00%, 10/1/2034	500,000	624,475
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,834,738
Series A, 5.00%, 8/15/2027	500,000	622,160
Series A, 5.00%, 10/1/2027	530,000	647,989
Series A, 5.00%, 10/1/2028	720,000	879,869
Series A, 5.00%, 10/1/2029	3,090,000	3,767,173
Series A, 5.00%, 8/15/2031	610,000	750,861
Series A, 5.00%, 10/1/2034	440,000	518,606
Series A, 5.00%, 10/1/2035	155,000	185,172
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	179,594
5.00%, 11/1/2028	120,000	143,052
Series A, 5.00%, 11/1/2024	4,805,000	5,703,054
Series A, 5.00%, 11/1/2026	380,000	477,098
Series A, 5.00%, 11/1/2028	200,000	253,786
Series A, 5.00%, 11/1/2029	300,000	379,404
Series B, 5.00%, 11/1/2024	225,000	267,053
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	334,538
Series A, 5.00%, 8/15/2024	375,000	442,556
Series A, 5.00%, 8/15/2026	185,000	230,948
Series A, 5.00%, 8/15/2030	480,000	593,083
Series A, 5.00%, 8/15/2032	540,000	661,111
Series A, 5.00%, 8/15/2035	490,000	594,414
Series A, 5.00%, 8/15/2036	270,000	326,476
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	348,021

100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2022	$ 195,000	$ 213,833
Series A, 5.00%, 8/15/2032	1,635,000	2,062,356
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	807,211
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	281,619
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	287,020
Series B, 5.00%, 11/15/2025	200,000	246,664
Series B, 5.00%, 11/15/2026	300,000	379,383
Series B, 5.00%, 11/15/2032	275,000	338,525
Series B, 5.00%, 11/15/2036	555,000	674,475
Series D, 5.00%, 11/15/2028	130,000	153,563
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	890,445
Series A, 4.00%, 3/1/2036	395,000	446,658
Series A, 5.00%, 3/1/2021	350,000	361,042
Series A, 5.00%, 3/1/2022	185,000	199,517
Series A, 5.00%, 3/1/2024	1,300,000	1,509,573
Series A, 5.00%, 3/1/2025	925,000	1,107,142
Series A, 5.00%, 3/1/2026	780,000	955,375
Series A, 5.00%, 3/1/2029	720,000	918,295
Series A, 5.00%, 3/1/2030	10,250,000	13,326,503
Series A, 5.00%, 3/1/2031	100,000	120,266
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	100,000	107,672
5.00%, 2/15/2024 (c)	5,650,000	6,572,758
5.00%, 2/15/2025 (c)	3,100,000	3,722,480
5.00%, 2/15/2035 (c)	2,500,000	3,086,550
5.00%, 2/15/2042 (c)	315,000	382,435
Series A, 4.00%, 2/15/2033 (c)	700,000	802,823
Series A, 4.00%, 2/15/2040 (c)	130,000	144,981
Series A, 5.00%, 2/15/2022 (c)	390,000	419,921
Series A, 5.00%, 2/15/2027 (c)	555,000	683,449
Series A, 5.00%, 2/15/2030 (c)	395,000	482,524
Series A, 5.00%, 2/15/2031 (c)	445,000	541,970
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (c)	110,000	134,985
Series B, 5.00%, 2/15/2022 (c)	580,000	624,498
Security Description	Principal Amount	Value
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	$ 140,000	$ 179,990
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	282,650
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	196,452
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	338,178
5.00%, 2/1/2025 (c)	225,000	270,758
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	215,229
5.00%, 2/15/2042 (c)	230,000	283,795
5.00%, 2/15/2043 (c)	1,285,000	1,620,488
Series D, 5.00%, 2/15/2024 (c)	3,065,000	3,566,771
Series D, 5.00%, 2/15/2025 (c)	405,000	486,531
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	565,000	632,907
Series A, 5.00%, 8/15/2027 (c)	145,000	178,379
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	113,445
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	6,105,033
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (c)	140,000	152,699
5.00%, 2/15/2022 (c)	110,000	118,439
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (c)	335,000	193,496
2.50%, 8/15/2040 (b) (c)	100,000	100,797
Series A, Zero Coupon, 8/16/2044 (c)	100,000	43,101
Series A, 2.75%, 8/15/2045 (b) (c)	150,000	150,086
Series A, 5.00%, 8/15/2026 (c)	640,000	779,642
Series A, 5.00%, 8/15/2038 (c)	100,000	118,547
Series A, 5.00%, 8/15/2040 (c)	355,000	419,873

101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series D, Zero Coupon, 8/15/2024 (c)	$ 130,000	$ 126,316
Series D, Zero Coupon, 8/15/2036 (c)	160,000	86,424
Series D, Zero Coupon, 8/15/2037 (c)	130,000	66,499
Series D, Zero Coupon, 8/15/2040 (c)	90,000	39,363
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	109,067
5.00%, 8/15/2023 (c)	300,000	343,401
5.00%, 8/15/2024 (c)	135,000	160,230
5.00%, 8/15/2026 (c)	300,000	377,571
Series A, 4.00%, 8/15/2026 (c)	180,000	210,128
Series A, 4.00%, 8/15/2027 (c)	110,000	128,050
Series A, 5.00%, 8/15/2021 (c)	105,000	110,584
Series A, 5.00%, 8/15/2022 (c)	560,000	615,591
Series B, 5.00%, 8/15/2028	525,000	637,481
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,744,780
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	485,944
Series B, 5.00%, 2/15/2021	585,000	602,222
Series B, 5.00%, 2/15/2023	290,000	325,467
Series B, 5.00%, 2/15/2024	295,000	343,991
Series B, 5.00%, 2/15/2025	355,000	427,544
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	172,248
5.00%, 2/15/2024	410,000	474,874
5.00%, 2/15/2025	2,575,000	3,079,056
5.00%, 2/15/2029	100,000	132,286
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (c)	355,000	392,445
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	292,344
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	511,143
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (c)	300,000	353,778
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	447,314
Security Description	Principal Amount	Value
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (c)	$ 230,000	$ 264,422
5.00%, 8/1/2024 (c)	370,000	437,081
5.00%, 8/1/2043 (c)	5,000,000	6,106,900
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	160,229
5.00%, 9/1/2027	200,000	242,250
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	190,000	214,938
4.00%, 8/15/2045 (c)	275,000	308,919
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	275,000	328,279
5.00%, 2/15/2042 (c)	380,000	455,673
Series A, 5.00%, 2/15/2025 (c)	55,000	66,183
Series B, 5.00%, 2/15/2023 (c)	230,000	257,936
Series B, 5.00%, 2/15/2026 (c)	260,000	312,341
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	490,000	600,078
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	247,778
Series A, 5.00%, 2/15/2029 (c)	500,000	617,270
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (c)	165,000	192,223
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	187,968
Series A, 5.00%, 8/1/2025 (c)	7,310,000	8,919,662
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	325,663
5.00%, 2/1/2025	125,000	150,321
5.00%, 2/1/2026	2,645,000	3,265,332
5.00%, 2/1/2027	375,000	469,147
5.00%, 2/1/2028	515,000	643,549
5.00%, 2/1/2041	260,000	322,379
5.00%, 2/1/2042	260,000	321,906

102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	$ 925,000	$ 1,104,302
5.00%, 2/1/2031	950,000	1,124,249
5.00%, 8/1/2037	320,000	404,781
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (c)	500,000	596,860
5.00%, 2/15/2023 (c)	2,080,000	2,334,384
5.00%, 2/15/2024 (c)	315,000	367,186
5.00%, 2/15/2027 (c)	510,000	614,218
5.00%, 8/15/2029 (c)	5,000,000	6,577,150
5.00%, 8/15/2043 (c)	620,000	731,278
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,170,644
Series A, 5.00%, 5/15/2029	210,000	258,399
Series A, 5.00%, 5/15/2030	500,000	612,670
Series C, 4.00%, 5/15/2037	130,000	145,150
Series C, 5.00%, 5/15/2026	200,000	248,678
Series C, 5.00%, 5/15/2030	160,000	198,622
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	584,958
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	121,322
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	683,303
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	219,584
5.00%, 8/15/2025 (c)	280,000	341,883
5.00%, 8/15/2026 (c)	550,000	667,837
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	279,451
5.00%, 3/1/2025	250,000	300,245
5.00%, 3/1/2026	580,000	695,089
Texas Public Finance Authority Revenue 4.00%, 2/1/2035	1,800,000	2,175,858
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	281,231
Series C, 5.00%, 5/15/2025	220,000	267,436
Series E, 5.00%, 5/15/2027	160,000	205,818
Texas, State General Obligation:
5.00%, 8/1/2021	595,000	625,744
5.00%, 10/1/2023	275,000	316,594
5.00%, 4/1/2024	835,000	978,520
Security Description	Principal Amount	Value
5.00%, 4/1/2025	$ 685,000	$ 829,460
5.00%, 8/1/2025	850,000	892,865
5.00%, 4/1/2026	310,000	361,010
5.00%, 4/1/2028	160,000	187,672
5.00%, 4/1/2043	1,450,000	1,730,401
Series A, 4.00%, 10/1/2033	130,000	153,943
Series A, 5.00%, 10/1/2022	375,000	414,772
Series A, 5.00%, 4/1/2023	375,000	423,367
Series A, 5.00%, 10/1/2024	165,000	196,769
Series A, 5.00%, 4/1/2025	160,000	193,742
Series A, 5.00%, 4/1/2026	100,000	124,643
Series A, 5.00%, 10/1/2026	400,000	483,103
Series A, 5.00%, 10/1/2027	280,000	341,846
Series A, 5.00%, 10/1/2028	445,000	525,523
Series A, 5.00%, 4/1/2029	100,000	123,055
Series A, 5.00%, 10/1/2030	105,000	134,925
Series A, 5.00%, 10/1/2032	200,000	253,946
Series A, 5.00%, 4/1/2033	1,025,000	1,247,825
Series A, 5.00%, 4/1/2044	500,000	595,475
Series B, 5.00%, 10/1/2029	100,000	129,158
Series B, 5.00%, 10/1/2033	360,000	454,792
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	275,626
5.00%, 10/1/2024	265,000	315,035
Series A, 3.00%, 10/1/2021	100,000	103,384
Series A, 5.00%, 10/1/2024	545,000	647,901
Series A, 5.00%, 10/1/2025	635,000	777,831
Series A, 5.00%, 10/1/2026	275,000	345,832
Series A, 5.00%, 4/1/2033	260,000	304,967
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	269,853
Series A, 5.00%, 3/15/2023	200,000	224,754
Series A, 5.00%, 3/15/2025	880,000	1,060,409
Series A, 5.00%, 3/15/2026	735,000	899,244
Series A, 5.00%, 3/15/2028	1,245,000	1,576,880
Series A, 5.00%, 3/15/2029	140,000	176,173
Series A, 5.00%, 3/15/2030	2,335,000	2,919,988
Series A, 5.00%, 3/15/2031	3,395,000	4,220,392
Series A, 5.00%, 3/15/2033	500,000	615,030
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	176,396
4.00%, 10/15/2036	3,675,000	4,302,264
5.00%, 4/15/2024	220,000	258,080
5.00%, 4/15/2026	135,000	168,009
5.00%, 4/15/2027	2,990,000	3,797,748
5.00%, 4/15/2029	340,000	429,695
5.00%, 8/1/2033	3,000,000	3,959,940
5.00%, 10/15/2041	4,050,000	4,907,385
5.00%, 10/15/2043	4,405,000	5,479,379
Series A, 4.00%, 10/15/2033	2,020,000	2,312,213
Series A, 4.00%, 10/15/2037	180,000	213,478

103

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 4.00%, 10/15/2040	$ 115,000	$ 130,310
Series A, 4.00%, 10/15/2052	125,000	143,835
Series A, 5.00%, 10/15/2020	130,000	131,776
Series A, 5.00%, 4/15/2021	100,000	103,736
Series A, 5.00%, 4/15/2026	135,000	166,497
Series A, 5.00%, 4/15/2027	120,000	153,013
Series A, 5.00%, 10/15/2029	645,000	790,196
Series A, 5.00%, 10/15/2031	575,000	701,092
Series A, 5.00%, 10/15/2040	600,000	722,592
Series B, 5.00%, 10/15/2032	5,570,000	7,255,816
Series B, 5.00%, 10/15/2038	2,020,000	2,572,106
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	138,267
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	134,816
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	348,091
5.00%, 8/1/2025	335,000	407,082
5.00%, 8/1/2029	4,115,000	5,263,208
5.00%, 8/1/2030	100,000	127,266
5.00%, 8/1/2037	595,000	737,306
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	305,238
Series A, 5.00%, 2/15/2024	1,300,000	1,506,206
Series A, 5.00%, 2/15/2025	380,000	454,959
Series A, 5.00%, 2/15/2030	175,000	212,044
Series C, 4.00%, 2/15/2039	1,025,000	1,134,890
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	241,004
Series A, 5.00%, 4/15/2027	1,250,000	1,580,700
Series A, 5.00%, 4/15/2029	285,000	357,279
Series A, 5.00%, 4/15/2030	120,000	149,741
Series A, 5.00%, 4/15/2031	115,000	142,810
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	142,868
Series A, 5.00%, 7/1/2032	120,000	142,290
Series A, 5.25%, 7/1/2029	85,000	103,479
Series A, 5.50%, 7/1/2025	180,000	224,131
Series A, 5.50%, 7/1/2026	125,000	155,158
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	412,590
Series B, 4.00%, 7/1/2034	300,000	344,925
Series B, 5.00%, 7/1/2021	150,000	157,092
Series B, 5.00%, 7/1/2024	175,000	206,224
Series B, 5.00%, 7/1/2025	265,000	310,214
Series B, 5.00%, 7/1/2027	60,000	70,004
Series B, 5.00%, 7/1/2029	145,000	173,258
Security Description	Principal Amount	Value
University of Texas, Revenue:
Series B, 2.50%, 8/15/2036 (b)	$ 535,000	$ 537,086
Series B, 2.50%, 8/15/2046 (b)	455,000	456,779
Series B, 4.00%, 8/15/2036	350,000	397,747
Series B, 5.00%, 8/15/2026	340,000	429,311
Series B, 5.00%, 8/15/2027	405,000	477,596
Series C, 3.00%, 8/15/2035	470,000	481,976
Series C, 5.00%, 8/15/2031	1,665,000	2,343,188
Series E, 5.00%, 8/15/2026	140,000	176,775
Series E, 5.00%, 8/15/2027	100,000	129,523
Series H, 5.00%, 8/15/2022	255,000	280,426
Series I, 5.00%, 8/15/2024	3,055,000	3,632,853
Series J, 5.00%, 8/15/2024	315,000	374,582
Series J, 5.00%, 8/15/2025	260,000	319,379
Series J, 5.00%, 8/15/2026	200,000	252,536
Series J, 5.00%, 8/15/2027	425,000	531,420
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	217,955
5.00%, 7/15/2026	280,000	348,188
5.00%, 7/15/2028	505,000	633,214
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	162,239
5.00%, 2/1/2024	125,000	145,215
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (c)	4,000,000	4,350,360
4.00%, 2/15/2044 (c)	2,000,000	2,400,520
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (c)	170,000	184,244
		397,414,020
UTAH — 0.5%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	116,959
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	620,673
Series B, 4.00%, 10/1/2037	1,250,000	1,459,900
Series B, 5.00%, 10/1/2027	145,000	187,893
University of Texas, Revenue 5.00%, 8/1/2044	1,250,000	1,551,000
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	3,004,283
Series B-1, 5.00%, 8/1/2023	170,000	194,138
Series B-1, 5.00%, 8/1/2028	600,000	770,124
Utah, State General Obligation:
5.00%, 7/1/2023	145,000	165,349
5.00%, 7/1/2025	30,000	36,699
5.00%, 7/1/2026	3,080,000	3,871,160

104

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.00%, 7/1/2027	$ 360,000	$ 458,420
5.00%, 7/1/2029	1,655,000	2,222,748
5.00%, 7/1/2031	655,000	870,665
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,992,171
Series A, 5.00%, 6/15/2028	160,000	191,715
Series A, 5.00%, 6/15/2038	505,000	618,529
		18,332,426
VIRGINIA — 2.6%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	263,383
5.00%, 8/15/2032	4,690,000	6,130,393
Series B, 5.00%, 8/15/2027	165,000	208,456
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	406,000
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	593,345
Series A, 4.00%, 10/1/2036	305,000	358,033
Series A, 5.00%, 10/1/2025	185,000	220,964
Series A, 5.00%, 10/1/2032	100,000	123,371
Series B, 4.00%, 10/1/2025	400,000	469,612
Series B, 5.00%, 10/1/2025	200,000	244,978
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,947,650
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	833,247
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	267,248
Series A, 3.00%, 8/1/2036	250,000	266,425
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,268,670
Series A, 5.00%, 7/1/2036	1,000,000	1,256,280
Series A, 5.00%, 7/1/2038	650,000	812,227
Series A, 5.00%, 7/1/2042	2,495,000	3,085,841
Loudoun County VA General Obligation Series A, 5.00%, 12/1/2028	1,120,000	1,492,882
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	172,418
Richmond, VA, General Obligation Series A, 5.00%, 7/15/2022	1,735,000	1,902,098
Security Description	Principal Amount	Value
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	$ 300,000	$ 338,631
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	613,535
Series B, 5.00%, 8/1/2021	3,500,000	3,680,075
Series B, 5.00%, 4/1/2044	5,000,000	6,113,350
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	447,041
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	318,630
3.25%, 5/15/2043	1,100,000	1,203,257
4.00%, 5/15/2038	3,680,000	4,229,029
5.00%, 3/15/2022	150,000	162,018
5.00%, 9/15/2023	1,800,000	2,068,128
5.00%, 3/15/2025	2,875,000	3,479,296
5.00%, 9/15/2027	2,425,000	3,025,842
5.00%, 9/15/2028	250,000	310,747
5.00%, 3/15/2032	130,000	163,826
Series A, 5.00%, 5/15/2022	500,000	543,875
Series A, 5.00%, 5/15/2029	4,695,000	6,031,666
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	371,750
5.00%, 2/1/2025	155,000	185,977
5.00%, 2/1/2031	3,410,000	4,251,417
Series A, 5.00%, 2/1/2021	380,000	390,534
Series A, 5.00%, 2/1/2022	110,000	118,218
Series A, 5.00%, 2/1/2023	150,000	168,041
Series A, 5.00%, 9/1/2028	1,835,000	2,296,062
Series A, 5.00%, 2/1/2031	500,000	604,035
Series B, 5.00%, 2/1/2022	100,000	107,471
Series D, 5.00%, 2/1/2023	250,000	280,068
Series D, 5.00%, 2/1/2024	210,000	243,961
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	774,205
Series B, 5.00%, 6/1/2026	200,000	243,686
Virginia, State Public Building Authority Revenue:
4.00%, 8/1/2038	750,000	911,910
4.00%, 8/1/2040	810,000	978,990
5.00%, 8/1/2028	2,000,000	2,649,920
Series A, 3.00%, 8/1/2029	490,000	531,542
Series A, 3.00%, 8/1/2032	210,000	230,013
Series A, 4.00%, 8/1/2034	820,000	995,857
Series A, 4.00%, 8/1/2035	260,000	314,324
Series A, 5.00%, 8/1/2025	100,000	122,357
Series A, 5.00%, 8/1/2029	150,000	192,210
Series B, 5.00%, 8/1/2022	150,000	164,855
Series B, 5.00%, 8/1/2024	740,000	877,129
Series B, 5.00%, 8/1/2027	2,500,000	3,228,550

105

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2028	$ 755,000	$ 1,000,345
Series B, 5.00%, 8/1/2030	1,500,000	2,077,215
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	214,125
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	307,977
5.00%, 10/1/2027	515,000	634,434
5.00%, 11/1/2040	2,500,000	2,974,125
5.00%, 11/1/2045	160,000	188,987
Series B, 5.00%, 11/1/2023	20,000	21,217
		85,703,974
WASHINGTON — 4.5%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	193,052
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	227,039
Series S1, 5.00%, 11/1/2035	335,000	407,903
Series S-1, 5.00%, 11/1/2025	160,000	196,736
Series S-1, 5.00%, 11/1/2027	85,000	103,618
Series S-1, 5.00%, 11/1/2030	385,000	465,965
Series S-1, 5.00%, 11/1/2035	105,000	125,271
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	5,000,000	5,687,200
5.00%, 7/1/2025	180,000	219,299
5.00%, 7/1/2026	535,000	649,453
5.00%, 7/1/2028	145,000	191,067
5.00%, 7/1/2035	3,575,000	4,778,738
Series A, 5.00%, 7/1/2023	4,050,000	4,606,632
Series A, 5.00%, 7/1/2025	205,000	249,758
Series A, 5.00%, 7/1/2026	2,430,000	2,537,649
Series A, 5.00%, 7/1/2027	3,290,000	3,579,679
Series A, 5.00%, 7/1/2028	1,460,000	1,670,955
Series A, 5.00%, 7/1/2033	545,000	682,907
Series A, 5.00%, 7/1/2036	1,370,000	1,783,041
Series A, 5.00%, 7/1/2038	175,000	205,184
Series C, 5.00%, 7/1/2027	125,000	146,328
Series C, 5.00%, 7/1/2030	290,000	379,604
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	219,299
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	564,477
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,797,130
5.00%, 12/1/2036	3,000,000	3,779,010
Security Description	Principal Amount	Value
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	$ 470,000	$ 510,862
4.00%, 12/1/2035	1,300,000	1,483,001
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	164,975
5.00%, 12/1/2029	300,000	376,431
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	858,677
5.00%, 12/1/2028	100,000	125,974
5.00%, 12/1/2031	100,000	127,715
5.00%, 12/1/2032	300,000	380,907
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	130,764
4.00%, 12/1/2030	2,500,000	2,920,450
5.00%, 12/1/2022	1,040,000	1,158,279
5.00%, 12/1/2030	2,665,000	3,373,650
5.00%, 12/1/2031	2,035,000	2,562,391
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	203,784
5.00%, 7/1/2027	160,000	191,466
5.00%, 7/1/2029	560,000	666,557
5.00%, 7/1/2031	225,000	266,933
Series E, 5.00%, 12/1/2028	225,000	276,640
Series E, 5.00%, 12/1/2029	305,000	373,543
King County, WA, Sewer Revenue:
5.00%, 7/1/2042	200,000	243,936
Series A, 4.00%, 7/1/2035	1,765,000	1,978,936
Series B, 5.00%, 7/1/2027	125,000	147,249
Series B, 5.00%, 7/1/2041	100,000	120,264
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	147,182
5.00%, 12/1/2034	100,000	117,337
5.00%, 12/1/2039	180,000	213,716
5.25%, 12/1/2038	500,000	589,935
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	626,625
5.00%, 12/1/2031	4,750,000	6,296,362
5.00%, 12/1/2032	5,850,000	7,701,408
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	232,968
4.00%, 4/1/2041	200,000	223,658

106

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Seattle, WA, General Obligation:
5.00%, 6/1/2026	$ 100,000	$ 117,631
5.00%, 1/1/2038	2,040,000	2,482,986
Series A, 5.00%, 6/1/2023	100,000	113,624
Series A, 5.00%, 6/1/2024	225,000	265,246
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	190,659
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	117,413
5.00%, 8/1/2030	200,000	251,096
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	3,066,300
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	368,903
Series A, 5.00%, 12/1/2032	360,000	449,428
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	336,432
Series B, 5.00%, 6/1/2027	120,000	142,991
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,727,516
5.00%, 8/1/2023	100,000	114,332
5.00%, 6/1/2029 (d)	650,000	852,975
5.00%, 2/1/2030	4,000,000	5,484,200
5.00%, 8/1/2033	255,000	320,198
5.00%, 6/1/2034 (d)	1,840,000	2,408,652
5.00%, 6/1/2035 (d)	925,000	1,205,571
5.00%, 2/1/2036	1,500,000	1,984,890
5.00%, 8/1/2040	7,410,000	8,904,301
5.00%, 8/1/2044	725,000	924,375
Series 201, 5.00%, 8/1/2040	3,080,000	3,618,014
Series 2016A, 5.00%, 7/1/2021	5,165,000	5,409,718
Series 2016A, 5.00%, 7/1/2024	165,000	195,015
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,237,543
Series A, 5.00%, 8/1/2027	225,000	273,030
Series A, 5.00%, 8/1/2031	330,000	407,118
Series A, 5.00%, 8/1/2034	300,000	365,757
Series A, 5.00%, 8/1/2035	1,245,000	1,526,183
Series A, 5.00%, 8/1/2037	310,000	384,614
Series A, 5.00%, 8/1/2041	1,645,000	2,022,314
Series A-1, 5.00%, 8/1/2024	370,000	438,565
Series A-1, 5.00%, 8/1/2033	120,000	143,105
Series A-1, 5.00%, 8/1/2034	300,000	356,943
Series A-1, 5.00%, 8/1/2036	550,000	650,815
Series A-1, 5.00%, 8/1/2040	300,000	352,404
Series B, 5.00%, 7/1/2024	115,000	135,920
Security Description	Principal Amount	Value
Series B, 5.00%, 2/1/2029	$ 135,000	$ 161,168
Series B, 5.00%, 7/1/2029	530,000	649,292
Series B, 5.00%, 7/1/2031	355,000	430,430
Series B, 5.00%, 7/1/2033	285,000	342,513
Series B, 5.00%, 2/1/2037	500,000	582,410
Series C, 5.00%, 2/1/2022	9,260,000	9,953,389
Series C, 5.00%, 2/1/2023	100,000	112,082
Series C, 5.00%, 2/1/2032	105,000	127,254
Series C, 5.00%, 2/1/2035	450,000	526,576
Series C, 5.00%, 2/1/2039	3,000,000	3,567,750
Series D, 5.00%, 2/1/2021	325,000	333,990
Series D, 5.00%, 2/1/2029	250,000	307,708
Series D, 5.00%, 2/1/2037	100,000	119,399
Series D, 5.00%, 2/1/2041	850,000	1,037,799
Series R, 5.00%, 7/1/2026	120,000	143,836
Series R-2015, 4.00%, 7/1/2026	450,000	509,409
Series R-2015-D, 5.00%, 7/1/2027	335,000	400,385
Series R-2015E, 5.00%, 7/1/2021	125,000	130,923
Series R-2015E, 5.00%, 7/1/2024	175,000	206,834
Series R-2015E, 5.00%, 7/1/2025	315,000	378,346
Series R-2015E, 5.00%, 7/1/2026	65,000	77,911
Series R-2017A, 5.00%, 8/1/2022	255,000	280,084
Series R-2017A, 5.00%, 8/1/2023	100,000	114,332
Series R-2017A, 5.00%, 8/1/2027	500,000	627,240
Series R-2017C, 5.00%, 8/1/2022	460,000	505,250
Series R-2017C, 5.00%, 8/1/2024	350,000	414,858
Series R-2017C, 5.00%, 8/1/2025	135,000	165,335
Series R-2018D, 5.00%, 8/1/2029	290,000	371,835
Series R-H, 5.00%, 7/1/2026	110,000	131,849
		151,296,533
WEST VIRGINIA — 0.3%
Washington, State General Obligation:
Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,259,660
Series B-GROUP 2, 5.00%, 12/1/2040	3,000,000	3,760,740
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,480,680
West Virginia, State General Obligation:
5.00%, 6/1/2044	500,000	632,565

107

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2024	$ 140,000	$ 164,803
Series A, 5.00%, 6/1/2025	230,000	279,864
Series A, 5.00%, 6/1/2026	130,000	162,769
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	845,865
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	535,211
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	941,445
		11,063,602
WISCONSIN — 1.8%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,849,639
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	122,746
Milwaukee, WI, General Obligation:
2.25%, 3/1/2028	500,000	537,425
Series N2, 4.00%, 3/1/2022	200,000	211,274
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	144,811
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,127,360
Public Finance Authority, WI, Lease Development Revenue 5.00%, 3/1/2029	300,000	356,778
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,886,640
Series B, 5.00%, 5/1/2031	105,000	128,409
Series B, 5.00%, 5/1/2032	550,000	670,879
Series B, 5.00%, 5/1/2033	115,000	139,840
Series B, 5.00%, 5/1/2034	275,000	333,880
Series B, 5.00%, 5/1/2035	350,000	423,402
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	1,610,000	1,893,875
5.00%, 6/1/2030	1,785,000	2,099,731
5.00%, 6/1/2031	1,330,000	1,564,506
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	242,560
Series 1, 5.00%, 7/1/2026	1,270,000	1,591,970
Series A, 5.00%, 7/1/2031	320,000	374,045
Wisconsin, State Environmental Improvement Fund Revenue:
5.00%, 6/1/2032	910,000	1,095,503
Series A, 5.00%, 6/1/2026	140,000	170,808
Series A, 5.00%, 6/1/2027	330,000	402,082
Series A, 5.00%, 6/1/2034	965,000	1,158,618
Wisconsin, State General Obligation:
4.00%, 5/1/2029	680,000	818,217
5.00%, 5/1/2024	735,000	864,522
Security Description	Principal Amount	Value
5.00%, 5/1/2025	$ 5,085,000	$ 6,187,377
5.00%, 5/1/2027	135,000	162,759
5.00%, 11/1/2028	205,000	262,912
5.00%, 5/1/2029	160,000	191,718
Series 1, 5.00%, 5/1/2024	110,000	124,471
Series 1, 5.00%, 11/1/2025	290,000	351,941
Series 1, 5.00%, 11/1/2027	775,000	933,131
Series 1, 5.00%, 5/1/2030	2,000,000	2,767,300
Series 2, 5.00%, 11/1/2022	500,000	554,950
Series 2, 5.00%, 11/1/2024	1,145,000	1,370,393
Series 2, 5.00%, 11/1/2025	1,410,000	1,742,083
Series 2, 5.00%, 11/1/2026	6,295,000	8,001,386
Series 2, 5.00%, 11/1/2027	1,780,000	2,290,184
Series 3, 5.00%, 11/1/2023	180,000	199,647
Series 3, 5.00%, 11/1/2031	530,000	670,063
Series 4, 5.00%, 5/1/2025	375,000	447,926
Series A, 5.00%, 5/1/2026	355,000	415,571
Series A, 5.00%, 5/1/2027	1,045,000	1,251,589
Series A, 5.00%, 5/1/2028	920,000	1,031,311
Series A, 5.00%, 5/1/2035	130,000	153,001
Series B, 4.00%, 5/1/2023	355,000	392,133
Series C, 5.00%, 5/1/2029	300,000	353,031
Series D, 4.00%, 5/1/2029	105,000	117,809
Series D, 5.00%, 5/1/2032	120,000	138,074
Series D, 5.00%, 5/1/2033	1,240,000	1,422,739
		58,743,019
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,121,412,330)		3,320,334,612
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f) (Cost $4,512,703)	4,512,703	4,512,703
TOTAL INVESTMENTS — 98.9% (Cost $3,125,925,033)		3,324,847,315
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		37,035,678
NET ASSETS — 100.0%		$ 3,361,882,993
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.0%
Assured Guaranty Municipal Corp.	0.3%

108

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SCHEDULE OF INVESTMENTS
June 30, 2020

(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,320,334,612	$—	$3,320,334,612
Short-Term Investment	4,512,703	—	—	4,512,703
TOTAL INVESTMENTS	$4,512,703	$3,320,334,612	$—	$3,324,847,315
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$369,489,501	$369,220,800	$—	$—	4,512,703	$4,512,703	$104,500
109	ARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$ 205,000	$ 216,285
Series A, 5.00%, 9/1/2022	3,090,000	3,395,230
Series A, 5.00%, 9/1/2023	3,950,000	4,512,915
Series B, 5.00%, 9/1/2023	5,000,000	5,712,550
Series B, 5.00%, 9/1/2024	3,560,000	4,205,891
County of Jefferson AL, Revenue 5.00%, 9/15/2021	1,000,000	1,054,010
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,000,000	1,120,180
University of Alabama Revenue 5.00%, 7/1/2024	725,000	853,093
		21,070,154
ARIZONA — 2.5%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	263,188
Arizona School Lottery Revenue 5.00%, 7/1/2024	9,450,000	11,099,120
Arizona State Transportation Board 5.00%, 7/1/2021	580,000	607,121
Arizona, Board of Regents University Revenue Series 2016, 5.00%, 6/1/2023	525,000	593,250
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,638,863
Series B, 5.00%, 7/1/2023	8,000,000	9,114,960
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2021	100,000	104,697
Series B, 5.00%, 7/1/2021	1,500,000	1,570,455
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,489,836
5.00%, 1/1/2024	6,275,000	7,279,878
5.00%, 1/1/2025	2,000,000	2,402,200
Series A, 5.00%, 1/1/2023	4,355,000	4,861,138
Series A, 5.00%, 1/1/2024	1,965,000	2,279,675
Arizona, State:
5.00%, 10/1/2021	6,015,000	6,372,893
5.00%, 9/1/2022	185,000	203,487
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	277,391
5.00%, 7/1/2023	3,310,000	3,769,163
Security Description	Principal Amount	Value
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	$ 100,000	$ 108,995
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,946,583
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,958,755
Maricopa County, AZ, Certificates Of Participation Series 2018A, 5.00%, 7/1/2021	1,000,000	1,044,810
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	303,711
5.00%, 7/1/2022	355,000	388,274
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2021	550,000	574,024
5.00%, 7/1/2022	250,000	271,598
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,348,011
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,571,839
5.00%, 7/1/2024	6,200,000	7,308,932
State of Arizona Series A, 5.00%, 10/1/2023	760,000	869,630
		100,622,477
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation 5.00%, 10/1/2020	125,000	126,469
CALIFORNIA — 17.5%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	105,788
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,092,940
California Infrastructure & Economic Development Bank 5.00%, 10/1/2021	12,430,000	13,167,969
California Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2022	2,310,000	2,557,193
Series 2016, 5.00%, 10/1/2023	500,000	577,205
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	268,660

110

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
California State Public Works Board:
Seres H, 5.00%, 12/1/2022	$ 740,000	$ 822,451
Series B, 5.00%, 10/1/2024	905,000	1,075,873
Series C, 5.00%, 11/1/2022	4,410,000	4,884,825
Series C, 5.00%, 11/1/2023	5,240,000	6,034,489
Series C, 5.00%, 11/1/2024	7,290,000	8,690,409
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	5,000,000	5,105,350
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (b)	15,085,000	15,415,060
Series B, 2.25%, 4/1/2045 (b)	28,000,000	28,665,000
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	138,715
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	1,530,000	1,705,981
Series AX, 5.00%, 12/1/2022	3,500,000	3,902,570
California, State General Obligation:
4.00%, 9/1/2021	150,000	156,479
4.00%, 9/1/2022	700,000	756,455
4.00%, 10/1/2023	10,000,000	11,189,700
4.00%, 11/1/2023	3,655,000	4,100,033
4.00%, 4/1/2024	10,000,000	11,351,000
4.00%, 10/1/2024	37,530,000	43,194,778
5.00%, 8/1/2021	100,000	105,089
5.00%, 9/1/2021	1,925,000	2,030,490
5.00%, 8/1/2022	190,000	208,690
5.00%, 9/1/2022	2,355,000	2,594,760
5.00%, 11/1/2022	28,035,000	31,116,046
5.00%, 8/1/2023	4,125,000	4,718,958
5.00%, 9/1/2023	325,000	372,976
5.00%, 10/1/2023	10,000,000	11,512,500
5.00%, 4/1/2024	14,550,000	17,056,674
5.00%, 8/1/2024	19,620,000	23,273,440
5.00%, 9/1/2024	2,500,000	2,974,025
5.00%, 10/1/2024	5,000,000	5,965,000
5.00%, 11/1/2024	5,000,000	5,981,900
4.00%, 12/1/2030 (b)	14,115,000	14,554,259
Series B, 5.00%, 8/1/2021	10,000,000	10,508,900
Series B, 5.00%, 8/1/2022	2,680,000	2,943,632
Series B, 5.00%, 8/1/2024	10,000,000	11,862,100
California, State University Revenue:
Series A, 5.00%, 11/1/2021	4,095,000	4,352,084
Series A, 5.00%, 11/1/2022	4,460,000	4,949,039
Series A, 5.00%, 11/1/2023	3,450,000	3,978,057
Security Description	Principal Amount	Value
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	$ 250,000	$ 260,305
Chino Basin Regional Financing Authority, Revenue Series B, 4.00%, 11/1/2025	9,000,000	10,625,310
City of Los Angeles CA, General Obligation Series B, 5.00%, 9/1/2022	630,000	694,827
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	335,410
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	1,200,000	1,359,648
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,667,597
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,694,998
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,289,962
Long Beach, CA, Community College District, General Obligation:
Seres C, 4.00%, 8/1/2021	3,750,000	3,904,575
Seres C, 4.00%, 8/1/2022	5,000,000	5,388,150
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2021	500,000	526,005
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	419,240
Series A, 5.00%, 7/1/2023	6,160,000	7,038,416
Series B, 5.00%, 7/1/2022	300,000	328,815
Los Angeles, CA, Community College District, General Obligation:
Series B-1, 5.00%, 8/1/2021	16,000,000	16,828,480
Series C, 5.00%, 8/1/2022	500,000	549,735
Series I, 3.00%, 8/1/2023	250,000	271,077
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	314,523
Series A, 5.00%, 7/1/2023	2,360,000	2,695,757
Series B, 5.00%, 7/1/2024	19,000,000	22,564,590

111

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	$ 1,720,000	$ 1,967,491
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	11,000,000	12,564,970
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	224,499
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	5,065,943
Series A, 5.00%, 11/1/2024	7,210,000	8,307,722
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	329,959
Series A, 5.00%, 7/1/2022	26,410,000	28,857,679
Series A, 5.00%, 7/1/2023	20,450,000	23,280,280
Series A, 5.00%, 7/1/2024	14,425,000	16,880,441
Series A, 5.00%, 7/1/2025	1,000,000	1,220,540
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,713,561
Metropolitan Water District of Southern California Revenue:
Series A, 5.00%, 7/1/2021	5,010,000	5,252,033
Series C, 5.00%, 7/1/2023 (c)	1,500,000	1,717,290
Series C, 5.00%, 7/1/2024 (c)	2,000,000	2,380,500
Municipal Improvement Corp. of Los Angeles, Revenue Series A, 5.00%, 11/1/2024	650,000	772,401
North Orange, CA, County Community College District, General Obligation Series B, 4.00%, 8/1/2021	7,000,000	7,287,000
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	125,439
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,730,440
5.00%, 2/15/2024	6,300,000	7,341,264
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,839,160
Riverside Unified School District, General Obligation:
Series B, 4.00%, 8/1/2021	2,255,000	2,347,951
Series B, 4.00%, 8/1/2022	2,000,000	2,147,440
Security Description	Principal Amount	Value
Sacramento County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2025 (c)	$ 1,190,000	$ 1,486,453
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	1,100,000	1,173,535
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	8,400,225
Series D, 5.00%, 8/15/2021	2,420,000	2,545,598
Series E, 5.00%, 8/15/2022	3,860,000	4,249,242
San Diego County, CA, Unified School District Revenue 4.00%, 7/1/2021	15,000,000	15,558,300
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,308,820
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,500,100
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2023	3,280,000	3,784,399
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	106,291
San Jose Evergreen Community College District, General Obligation:
Series B, 4.00%, 9/1/2022	1,800,000	1,945,584
Series B, 4.00%, 9/1/2023	1,200,000	1,340,604
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	314,865
Series B, 5.00%, 8/1/2022	3,260,000	3,558,518
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2021	500,000	522,045
Series A, 5.00%, 6/1/2022	4,690,000	5,118,854
Series A, 5.00%, 6/1/2023	4,385,000	4,983,816
Santa Clara Valley, CA, Unified School District, General Obligation Series 2019, 5.00%, 7/1/2021	1,000,000	1,048,210
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	10,405,000	10,833,894

112

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Sonoma County, CA, Junior College District, General Obligation:
Series B, 4.00%, 8/1/2021	$ 1,480,000	$ 1,541,006
Series B, 4.00%, 8/1/2022	10,000,000	10,776,300
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	283,693
Series B, 5.00%, 8/1/2022	12,150,000	13,305,951
Southern California, State Public Power Authority Revenue:
5.00%, 4/1/2024	5,750,000	6,679,545
Series A, 5.00%, 7/1/2022	415,000	434,405
Series A, 5.00%, 7/1/2023	550,000	575,663
University of California, Revenue:
Series A, 5.00%, 11/1/2021	5,180,000	5,505,200
Series A, 5.00%, 11/1/2023	2,320,000	2,675,099
Series AO, 5.00%, 5/15/2021	730,000	760,222
Series AT, 1.40%, 5/15/2046 (b)	3,260,000	3,267,172
Series B-2, 4.00%, 11/1/2049 (b)	100,000	102,761
Series I, 5.00%, 5/15/2021	385,000	400,939
Series I, 5.00%, 5/15/2022	500,000	544,070
West Valley, CA, Mission Community College District, General Obligation Series A, 4.00%, 8/1/2021	705,000	732,728
		701,493,072
COLORADO — 1.5%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	2,024,068
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,732,065
Series A-3, 5.00%, 11/15/2022	9,200,000	10,215,864
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	105,122
Series B, 5.00%, 8/1/2023	10,825,000	12,383,692
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,956,541
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,080,812
Security Description	Principal Amount	Value
Larimer County School District No R-1 Poudre, General Obligation 5.00%, 12/15/2021	$ 500,000	$ 534,265
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,723,774
5.00%, 12/15/2024	3,900,000	4,677,387
5.00%, 12/15/2025	4,225,000	5,225,733
State of Colorado:
Series A, 5.00%, 12/15/2024	2,750,000	3,271,373
Series A, 5.00%, 12/15/2025	3,250,000	3,980,633
		59,911,329
CONNECTICUT — 1.8%
Connecticut State Health & Educational Facilities Authority, Revenue Series 2017 B-2, 0.55%, 7/1/2037 (b)	4,305,000	4,311,156
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	13,625,000	14,879,181
Series A-4-, 2.00%, 7/1/2049 (b)	5,000,000	5,128,250
Series C-2, 5.00%, 7/1/2057 (b)	32,130,000	35,923,589
Series U-1-, 2.00%, 7/1/2033 (b)	6,790,000	6,964,163
Series U-2-, 2.00%, 7/1/2033 (b)	6,475,000	6,641,084
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	125,478
		73,972,901
DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	438,558
5.00%, 2/1/2024	2,830,000	3,298,648
5.00%, 3/1/2024	880,000	1,028,852
Series A, 5.00%, 2/1/2021	500,000	513,945
Series A, 5.00%, 2/1/2022	875,000	940,957
Series A, 5.00%, 3/1/2022	750,000	809,378
Series A, 5.00%, 3/1/2023	2,175,000	2,447,875
Series A, 5.00%, 3/1/2024	1,040,000	1,215,916
Series A, 5.00%, 10/1/2024	5,000,000	5,967,350
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	377,208

113

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
New Castle, DE, General Obligation 5.00%, 10/1/2023	$ 250,000	$ 288,075
		17,326,762
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2021	120,000	125,233
Series A, 5.00%, 6/1/2023	8,480,000	9,638,029
Series A, 5.00%, 10/15/2023	9,000,000	10,376,370
Series D, 5.00%, 6/1/2021	305,000	318,301
Series D, 5.00%, 6/1/2022	525,000	572,476
Series D, 5.00%, 6/1/2023	2,825,000	3,210,782
Series D, 5.00%, 6/1/2024	505,000	595,764
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,532,232
Washington Metropolitan Area Transit Authority, Revenue:
Seres A, 5.00%, 7/15/2024	2,000,000	2,359,940
Seres A, 5.00%, 7/15/2025	2,000,000	2,437,220
Series A-1, 5.00%, 7/1/2020	50,000	50,000
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,145,110
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,560,491
Series B, 5.00%, 10/1/2023	3,000,000	3,411,900
Series B, 5.00%, 10/1/2024	2,000,000	2,349,960
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	271,224
Series A-1, 5.00%, 7/1/2025	500,000	599,060
Series B, 5.00%, 7/1/2022	2,500,000	2,714,400
		53,268,492
FLORIDA — 3.3%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	3,750,000	4,459,800
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2021	730,000	761,908
Series A, 5.00%, 6/1/2023	4,495,000	5,107,399
Series A, 5.00%, 7/1/2023	2,000,000	2,276,160
Series A, 5.00%, 6/1/2024	9,275,000	10,938,007
Series A, 5.00%, 6/1/2025	9,745,000	11,878,863
Series B, 5.00%, 6/1/2024	1,065,000	1,255,954
Series C, 5.00%, 6/1/2024	3,940,000	4,646,442
Series D, 5.00%, 6/1/2024	8,380,000	9,882,534
Series E, 5.00%, 6/1/2022	125,000	136,329
Security Description	Principal Amount	Value
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2023	$ 2,500,000	$ 2,850,850
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,955,177
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	251,597
Series A, 5.00%, 9/1/2022	13,315,000	14,666,872
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	589,650
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	955,000	1,000,152
Series B, 5.00%, 7/1/2022	150,000	164,082
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	130,910
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	396,874
Series A, 5.00%, 10/1/2022	2,625,000	2,890,912
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	299,027
5.00%, 7/1/2023	6,855,000	7,742,243
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2021	1,475,000	1,560,270
Series A, 5.00%, 10/1/2023	3,750,000	4,302,712
Series A, 5.00%, 10/1/2024	2,500,000	2,966,225
JEA Water & Sewer System Revenue Series A, 5.00%, 10/1/2021	635,000	671,627
Miami-Dade County, FL, General Obligation:
Series 2013A, 5.00%, 7/1/2021	775,000	811,239
Series A, 5.00%, 7/1/2021	3,560,000	3,726,466
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	583,900
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	217,642
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	125,000	134,390
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (b)	100,000	100,624
Series A, 5.00%, 10/1/2021	500,000	529,425

114

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	$ 105,000	$ 110,261
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,707,571
Series B, 5.00%, 8/1/2021	100,000	105,010
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	362,285
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,720,035
5.00%, 10/1/2024	1,250,000	1,483,112
South Florida Water Management District:
5.00%, 10/1/2023	4,570,000	5,248,371
5.00%, 10/1/2024	540,000	641,957
State of Florida, General Obligation Series B, 5.00%, 6/1/2022	555,000	605,300
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,404,970
		131,275,134
GEORGIA — 2.7%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,373,020
City of Atlanta, GA, Airport & Marina Revenue Series F, 5.00%, 7/1/2024	5,320,000	6,179,659
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,510,000	3,745,170
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	11,000,000	12,341,120
Series A-1, 5.00%, 2/1/2022	11,335,000	12,185,692
Series A-1, 5.00%, 2/1/2023	500,000	560,960
Series C, 5.00%, 7/1/2022	11,700,000	12,808,926
Series C-1, 4.00%, 1/1/2025	2,265,000	2,626,403
Series C-1, 5.00%, 1/1/2023	4,000,000	4,472,360
Series C-1, 5.00%, 7/1/2023	10,000,000	11,409,800
Series E, 5.00%, 12/1/2021	1,230,000	1,312,582
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	9,105,000	9,788,330
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	16,047,450
Private Colleges & Universities Authority Revenue Series B, 5.00%, 9/1/2025	5,980,000	7,365,865
Security Description	Principal Amount	Value
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	$ 4,890,000	$ 5,170,197
		109,387,534
HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation:
5.00%, 9/1/2023	660,000	747,655
Series B, 5.00%, 3/1/2025	6,000,000	7,199,760
Series D, 5.00%, 9/1/2022	4,710,000	5,182,790
Series D, 5.00%, 8/1/2025	4,825,000	5,863,195
Series E, 5.00%, 9/1/2024 (b)	10,000,000	11,296,900
Hawaii, State General Obligation:
5.00%, 1/1/2022	500,000	535,390
5.00%, 10/1/2024	500,000	594,405
Seres FW, 5.00%, 1/1/2024	1,200,000	1,389,900
Series ET, 4.00%, 10/1/2022	1,060,000	1,147,439
Series EY, 5.00%, 10/1/2021	140,000	148,257
Series EY, 5.00%, 10/1/2023	7,000,000	8,034,180
Series EZ, 5.00%, 10/1/2022	150,000	165,731
Series FB, 5.00%, 4/1/2022	110,000	119,063
Series FE, 5.00%, 10/1/2022	120,000	132,584
Series FG, 5.00%, 10/1/2022	2,260,000	2,497,006
Series FH, 3.00%, 10/1/2021	3,500,000	3,619,315
Series FH, 5.00%, 10/1/2022	4,850,000	5,358,619
Series FK, 4.00%, 5/1/2022	3,250,000	3,470,578
State of Hawaii, General Obligation 5.00%, 10/1/2021	1,550,000	1,641,419
		59,144,186
ILLINOIS — 0.8%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	7,873,223
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	626,486
5.00%, 1/1/2021	245,000	250,691
5.00%, 7/1/2021	500,000	523,230
5.00%, 1/1/2022	395,000	422,464
5.00%, 1/1/2024	7,995,000	9,248,136
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,943,010
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	188,332
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,287,220

115

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	$ 125,000	$ 128,413
5.00%, 2/1/2023	250,000	279,035
		31,770,240
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	387,301
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	560,135
5.00%, 2/1/2024	1,500,000	1,744,905
5.00%, 2/1/2025	3,000,000	3,608,610
Series 2019E, 5.00%, 2/1/2022	1,000,000	1,074,710
Series A, 5.00%, 12/1/2022	125,000	137,939
Indiana, University Revenue Series A, 5.00%, 6/1/2023	3,625,000	4,116,622
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,253,307
		12,883,529
IOWA — 0.3%
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	883,735
5.00%, 6/15/2023	2,255,000	2,563,326
Series A, 5.00%, 6/1/2023	9,025,000	10,237,689
		13,684,750
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
Series A, 5.00%, 9/1/2021	345,000	364,034
Series A, 5.00%, 9/1/2023	7,500,000	8,553,525
Johnson County, Unified School District No. 233, General Obligation:
Series A, 5.00%, 9/1/2021	1,620,000	1,708,970
Series B, 5.00%, 9/1/2023	850,000	971,712
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,395,440
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	3,295,000	3,476,785
Series A, 5.00%, 9/1/2023	2,400,000	2,737,944
		20,208,410
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	110,986
Security Description	Principal Amount	Value
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 5.00%, 11/15/2021	$ 500,000	$ 532,305
		643,291
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,407,400
Series B, 5.00%, 8/1/2022	160,000	175,422
Series C, 5.00%, 8/1/2023	125,000	142,171
State of Louisiana, General Obligation Seres A, 5.00%, 3/1/2025	960,000	1,144,647
		8,869,640
MAINE — 0.3%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	190,720
Series B, 5.00%, 6/1/2023	50,000	56,781
Series D, 5.00%, 6/1/2023	4,250,000	4,826,385
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	272,645
State of Maine, General Obligation:
Seres B, 5.00%, 6/1/2024	2,230,000	2,626,985
Seres B, 5.00%, 6/1/2025	3,000,000	3,650,400
		11,623,916
MARYLAND — 5.3%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,538,506
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,666,109
Series B, 5.00%, 10/15/2022	555,000	614,318
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,530,300
County of Prince George's MD, General Obligation:
Series A, 5.00%, 7/15/2024	5,000,000	5,924,100
Series A, 5.00%, 7/15/2025	5,350,000	6,552,359
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,175,640
5.00%, 9/1/2020	100,000	100,788
5.00%, 12/15/2021	890,000	951,535
5.00%, 5/1/2022	9,705,000	10,546,423
5.00%, 9/1/2022	15,010,000	16,537,417
5.00%, 5/1/2023	8,240,000	9,328,999
5.00%, 6/1/2023	2,410,000	2,737,591
5.00%, 11/1/2023	5,005,000	5,776,471

116

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series 2015, 5.00%, 6/1/2022	$ 800,000	$ 872,504
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	162,958
5.00%, 6/1/2022	14,200,000	15,481,266
5.00%, 3/1/2023	100,000	103,169
5.00%, 6/1/2023	14,285,000	16,235,760
5.00%, 3/1/2024	100,000	103,169
5.00%, 6/1/2024	2,500,000	2,949,325
Series A, 5.00%, 3/1/2022	2,075,000	2,238,178
Series A, 5.00%, 3/15/2022	200,000	216,096
Series A, 5.00%, 8/1/2022	5,015,000	5,508,325
Series A, 5.00%, 3/15/2023	300,000	338,085
Series A, 5.00%, 8/1/2023	1,200,000	1,372,788
Series A, 5.00%, 3/15/2024	10,000,000	11,708,000
Series B, 5.00%, 8/1/2022	10,700,000	11,752,559
Series C, 5.00%, 8/1/2020	100,000	100,387
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	268,185
5.00%, 5/1/2023	1,500,000	1,670,730
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2020	365,000	370,785
Series A, 5.00%, 11/1/2021	500,000	531,595
Series A, 5.00%, 11/1/2022	980,000	1,087,702
Series A, 5.00%, 11/1/2023	15,765,000	18,206,368
Series A, 5.00%, 12/1/2023	1,110,000	1,285,891
Series B, 5.00%, 11/1/2021	125,000	132,899
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2020	255,000	257,484
Series A, 5.00%, 7/15/2023	10,020,000	11,443,241
Series A, 5.00%, 9/15/2023	5,000,000	5,746,550
Series A, 5.00%, 7/15/2024	14,860,000	17,606,425
Series B, 4.00%, 7/15/2022	105,000	112,924
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	208,722
5.00%, 6/1/2023	3,000,000	3,409,680
		212,462,306
MASSACHUSETTS — 4.3%
Boston, MA, General Obligation:
Series A, 5.00%, 4/1/2022	1,685,000	1,824,451
Series A, 5.00%, 5/1/2023	3,000,000	3,400,140
Commonwealth of Massachusetts, General Obligation Series B, 5.00%, 7/1/2025 (c)	1,000,000	1,222,450
Security Description	Principal Amount	Value
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	$ 1,390,000	$ 1,462,906
5.00%, 7/1/2024	2,500,000	2,949,325
5.00%, 7/1/2025	2,500,000	3,047,200
Series A, 5.00%, 10/15/2025	3,000,000	3,719,400
Series B, 5.00%, 7/1/2024	2,000,000	2,359,460
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,723,300
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	50,000	51,356
Series 2017, 5.00%, 8/1/2021	100,000	105,033
Series 2017, 5.00%, 8/1/2022	1,545,000	1,696,302
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	156,659
5.00%, 6/15/2024	3,500,000	3,972,815
Series A, 5.00%, 6/15/2022	9,675,000	10,104,473
Series A, 5.00%, 6/15/2023	980,000	1,069,562
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,145,078
Series A, 5.00%, 3/1/2023	520,000	585,088
Series A, 5.00%, 7/1/2023	2,000,000	2,280,680
Series A, 5.00%, 1/1/2024	3,675,000	4,270,497
Series A, 5.00%, 7/1/2025	1,000,000	1,223,310
Series B, 5.00%, 7/1/2023	2,250,000	2,565,765
Series C, 5.00%, 10/1/2022	7,930,000	8,771,056
Series C, 5.00%, 2/1/2023	6,725,000	7,541,213
Series D-2-R, 1.70%, 8/1/2043 (b)	36,700,000	37,605,389
Series E, 3.00%, 12/1/2023	8,000,000	8,724,960
Series E, 5.00%, 11/1/2022	9,690,000	10,754,931
Series E, 5.00%, 11/1/2023	5,720,000	6,605,799
Series E, 5.00%, 11/1/2024	825,000	987,401
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,367,693
Series A, 5.00%, 6/1/2023	5,780,000	6,551,225
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	9,075,232
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	297,006
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,708,904

117

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	$ 500,000	$ 578,180
Series C, 5.00%, 1/1/2024	2,205,000	2,549,774
University of Massachusetts, Building Authority Revenue:
Series 2, 5.00%, 11/1/2021	3,055,000	3,242,974
Series 2, 5.00%, 11/1/2022	1,735,000	1,917,088
		171,214,075
MICHIGAN — 1.3%
Ann Arbor School District, General Obligation 3.00%, 5/1/2022	17,825,000	18,709,655
Brighton Area School District, General Obligation Series A, 5.00%, 5/1/2025	3,000,000	3,550,920
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	221,230
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2021	2,575,000	2,725,200
5.00%, 10/1/2023	3,500,000	4,023,215
5.00%, 4/15/2024	2,500,000	2,920,375
Series I, 5.00%, 4/15/2022	50,000	54,154
Series I, 5.00%, 4/15/2023	1,500,000	1,691,190
Michigan, State General Obligation Series A, 5.00%, 12/1/2021	3,000,000	3,200,550
State of Michigan Trunk Line Revenue Series A, 5.00%, 11/15/2024	1,000,000	1,183,620
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,533,089
Series A, 5.00%, 4/1/2023	3,745,000	4,233,535
Series A, 5.00%, 4/1/2024	4,335,000	5,092,498
Series A, 5.00%, 4/1/2025	665,000	809,086
		49,948,317
MINNESOTA — 1.5%
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,173,670
Minnesota, State General Fund Revenue 5.00%, 6/1/2021	1,610,000	1,680,067
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	315,501
Series A, 5.00%, 10/1/2021	100,000	105,950
Series A, 5.00%, 8/1/2022	13,070,000	14,367,197
Series A, 5.00%, 8/1/2025	8,505,000	10,440,058
Series B, 5.00%, 8/1/2022	1,740,000	1,912,695
Series B, 5.00%, 8/1/2025	700,000	859,264
Security Description	Principal Amount	Value
Series E, 2.50%, 8/1/2020	$ 125,000	$ 125,239
Series E, 5.00%, 10/1/2023	3,685,000	4,250,132
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,543,336
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2022	3,000,000	3,224,130
Series A, 5.00%, 2/1/2024	5,000,000	5,798,900
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,100,400
		60,896,539
MISSOURI — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	141,649
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	190,531
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	7,980,000	8,839,207
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	225,000	236,525
		9,407,912
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	212,340
5.00%, 12/1/2022	200,000	222,540
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,248,935
Series A, 4.00%, 7/15/2024	1,125,000	1,279,170
		7,962,985
NEVADA — 1.1%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	440,996
5.00%, 6/1/2022	120,000	130,634
5.00%, 6/1/2023	6,570,000	7,436,386
5.00%, 6/1/2024	6,900,000	8,095,977
Series A, 5.00%, 11/1/2023	260,000	298,860
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	282,571

118

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	$ 5,000,000	$ 5,905,200
Las Vegas Valley, NV, Water District, General Obligation:
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,314,412
Series A, 5.00%, 6/1/2021	3,525,000	3,678,091
Series B, 5.00%, 12/1/2023	2,000,000	2,305,840
Series B, 5.00%, 6/1/2024	3,755,000	4,397,893
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,172,040
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	115,000
		43,573,900
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2023	1,505,000	1,681,792
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2022	1,710,000	1,874,605
Series B, 5.00%, 7/1/2022	5,095,000	5,585,445
Series B, 5.00%, 7/1/2023	2,135,000	2,442,910
Series B, 5.00%, 7/1/2024	4,305,000	5,106,978
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	150,723
		16,842,453
NEW MEXICO — 1.1%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	95,000
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,675,750
Series A, 5.00%, 6/15/2024	8,000,000	9,416,320
Series D, 5.00%, 6/1/2022	250,000	272,105
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	1,025,000	1,104,540
Series A, 5.00%, 3/1/2024	3,500,000	4,078,095
Series B, 5.00%, 3/1/2022	6,750,000	7,273,800
Series B, 5.00%, 3/1/2025	500,000	601,260
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2021	1,405,000	1,471,133
Series A, 5.00%, 7/1/2021	1,435,000	1,502,546
Series A, 5.00%, 7/1/2022	8,160,000	8,921,410
Series B, 4.00%, 7/1/2021	135,000	140,011
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2022	$ 335,000	$ 359,314
Series B, 4.00%, 7/1/2023	130,000	143,750
State of New Mexico, General Obligation 5.00%, 3/1/2023	2,395,000	2,687,980
		43,743,014
NEW YORK — 15.1%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	563,750
City of New York NY, General Obligation:
Series C, 5.00%, 8/1/2023	1,095,000	1,243,975
Series C, 5.00%, 8/1/2024	10,000,000	11,742,100
Series C, 5.00%, 8/1/2025	5,000,000	6,053,550
Series C-1, 5.00%, 8/1/2023	2,120,000	2,408,426
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.00%, 5/1/2021	3,275,000	3,403,707
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2021	215,000	226,806
Series A, 5.00%, 11/15/2022	6,095,000	6,665,187
Series A-1, 5.00%, 2/1/2023	20,000,000	21,190,200
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,877,611
Series 2018, 5.00%, 5/1/2022	500,000	540,085
Monroe County, NY, Industrial Development Corp. Revenue:
Series A, 5.00%, 7/1/2023	500,000	560,430
Series B, 5.00%, 7/1/2023	600,000	672,516
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	162,962
Series 180, 5.00%, 6/1/2021	125,000	129,595
New York City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2023	1,030,000	1,170,698
New York City Transitional Finance Authority Future Tax Secured Revenue 5.00%, 11/1/2021	500,000	530,765
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	159,365
Series CC, 5.00%, 6/15/2023	880,000	940,095
Series CC-, 5.00%, 6/15/2022	10,000,000	10,916,500
Series CC-, 5.00%, 6/15/2025	8,905,000	10,843,886

119

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series CC-1, 4.00%, 6/15/2021	$ 100,000	$ 103,576
Series DD2, 5.00%, 6/15/2024	12,000,000	13,357,920
New York State Dormitory Authority, Revenue:
5.00%, 2/15/2022	5,000	5,376
5.00%, 2/15/2024	9,500,000	11,049,170
5.00%, 10/1/2024	1,060,000	1,239,182
5.00%, 10/1/2025 (d)	1,200,000	1,463,676
Seres A, 5.00%, 7/1/2025	660,000	803,735
New York State Urban Development Corp., Revenue Series A, 5.00%, 3/15/2023	665,000	746,955
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series DD-2, 5.00%, 6/15/2025	1,020,000	1,179,895
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-1, 5.00%, 7/15/2022	160,000	175,013
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-1, 5.00%, 7/15/2020	100,000	100,168
Series S-1, 5.00%, 7/15/2022	240,000	262,304
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	16,589,100
5.00%, 8/1/2023	4,300,000	4,894,948
Series A-1, 5.00%, 8/1/2022	100,000	109,485
Series A-1, 5.00%, 8/1/2023	6,120,000	6,966,763
Series A-1, 5.00%, 8/1/2024	1,000,000	1,178,640
Series C, 5.00%, 11/1/2020	150,000	152,363
Series C, 5.00%, 11/1/2021	390,000	413,997
Series C, 5.00%, 11/1/2022	4,405,000	4,871,666
Series C-1, 5.00%, 5/1/2021	695,000	721,834
Series C-1, 5.00%, 11/1/2021	7,400,000	7,855,322
Series C-1, 5.00%, 5/1/2023	16,000,000	18,041,920
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,485,000	1,614,626
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,701
Series A, 5.00%, 8/1/2021	1,500,000	1,573,980
Series A, 5.00%, 8/1/2022	20,850,000	22,795,722
Series A, 5.00%, 8/1/2023	17,615,000	20,011,521
Series A-1, 5.00%, 8/1/2021	750,000	786,990
Series C, 5.00%, 8/1/2020	135,000	135,508
Series C, 5.00%, 8/1/2021	1,500,000	1,573,980
Series C, 5.00%, 8/1/2022	16,420,000	17,952,314
Security Description	Principal Amount	Value
Series C, 5.00%, 8/1/2023	$ 3,540,000	$ 4,021,617
Series C, 5.00%, 8/1/2024	675,000	792,592
Series E, 5.00%, 8/1/2020	275,000	276,034
Series E, 5.00%, 8/1/2021	11,180,000	11,731,398
Series E, 5.00%, 8/1/2022	740,000	809,057
Series E, 5.00%, 8/1/2023	5,000,000	5,680,250
Series E, 5.00%, 8/1/2024	17,500,000	20,548,675
Series G, 5.00%, 8/1/2020	120,000	120,451
Series J, 4.00%, 8/1/2021	3,045,000	3,162,385
Subseries D, 5.00%, 8/1/2038 (b)	20,000,000	22,508,600
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	7,761,147
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	112,412
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	194,494
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2020	170,000	170,000
Series A, 5.00%, 7/1/2022	1,875,000	2,050,350
Series A, 5.00%, 10/1/2022	2,450,000	2,684,857
Series A, 5.00%, 7/1/2023	740,000	842,653
Series A, 5.00%, 10/1/2023	8,785,000	9,940,759
Series A, 5.00%, 7/1/2024	785,000	927,116
Series A, 5.00%, 10/1/2024	1,025,000	1,190,363
Series B, 5.00%, 10/1/2023	800,000	920,720
Series B, 5.00%, 10/1/2024	600,000	701,424
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021 (d)	215,000	227,820
New York, State Dormitory Authority, Personal Income Tax Revenue:
5.00%, 2/15/2022	16,145,000	17,347,964
Series 2018A, 5.00%, 10/1/2021	895,000	944,887
Series A, 5.00%, 3/15/2022	330,000	355,793
Series A, 5.00%, 3/15/2024	7,000,000	8,165,570
Series B, 5.00%, 2/15/2023	1,500,000	1,680,585
Series D, 5.00%, 2/15/2022	13,275,000	14,264,120
Series D, 5.00%, 2/15/2023	8,900,000	9,971,471
Series D, 5.00%, 2/15/2024	9,380,000	10,909,597
Series D, 5.00%, 2/15/2025	3,500,000	4,207,105
Series E, 5.00%, 3/15/2024	1,800,000	2,099,718
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	10,270,000	10,608,602
Series A, 5.00%, 3/15/2022	23,500,000	25,336,760
Series A, 5.00%, 3/15/2023	27,100,000	30,463,110

120

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2024	$ 700,000	$ 816,557
Series C, 5.00%, 3/15/2022	1,550,000	1,671,148
Series C, 5.00%, 3/15/2023	930,000	1,045,413
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,152,776
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2022	6,120,000	6,669,576
5.00%, 6/15/2023	500,000	567,730
Series 2016A, 5.00%, 6/15/2021	370,000	386,931
Series 2017A, 5.00%, 6/15/2023	540,000	613,148
Series A, 5.00%, 6/15/2021	205,000	214,381
Series A, 5.00%, 6/15/2023	3,655,000	4,150,106
Series A, 5.00%, 6/15/2024	1,400,000	1,648,458
Series A, 5.00%, 6/15/2025	2,090,000	2,541,628
New York, State General Obligation:
Series A, 5.00%, 2/15/2022	425,000	457,534
Series A, 5.00%, 2/15/2024	500,000	583,625
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	5,365,000	5,541,884
Series A, 5.00%, 3/15/2022	39,490,000	42,576,538
Series A, 5.00%, 3/15/2023	5,825,000	6,549,572
Series A, 5.00%, 3/15/2024	5,000,000	5,834,550
Series A-, 5.00%, 3/15/2021	10,140,000	10,474,316
Series A-, 5.00%, 3/15/2023	5,880,000	6,611,413
Series A-, 5.00%, 3/15/2024	13,430,000	15,671,601
Series E, 5.00%, 3/15/2023	125,000	140,549
Port Authority of New York & New Jersey Revenue 5.00%, 7/15/2023	725,000	817,387
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2024	3,525,000	4,140,641
Series B, 5.00%, 11/15/2024	510,000	599,071
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	892,192
Series B, 5.00%, 6/15/2023	1,000,000	1,043,500
Series B, 5.00%, 6/15/2024	1,000,000	1,089,950
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2023	900,000	1,005,795
		606,069,985
NORTH CAROLINA — 2.0%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	266,785
County of Mecklenburg NC, General Obligation Series A, 5.00%, 4/1/2025	4,520,000	5,489,811
Security Description	Principal Amount	Value
Guilford County, NC, General Obligation 5.00%, 3/1/2022	$ 725,000	$ 782,145
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,443,050
5.00%, 3/1/2024	9,045,000	10,582,198
Series A, 5.00%, 9/1/2022	3,345,000	3,688,465
Series A, 5.00%, 9/1/2023	500,000	574,155
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,328,534
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	296,587
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,361,720
Series A, 5.00%, 6/1/2022	6,000,000	6,542,580
Series A, 5.00%, 6/1/2023	19,150,000	21,776,997
Series B, 5.00%, 6/1/2023	1,000,000	1,137,180
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	195,000	203,504
Series B, 5.00%, 5/1/2022	1,100,000	1,195,150
Series C, 5.00%, 5/1/2021	100,000	103,964
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	153,439
5.00%, 10/1/2023	1,250,000	1,437,300
State of North Carolina, General Obligation Series B, 5.00%, 6/1/2025	625,000	762,881
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	100,786
Series A, 5.00%, 8/1/2021	740,000	778,073
Series A, 5.00%, 12/1/2021	1,665,000	1,776,788
Series A, 5.00%, 12/1/2022	125,000	139,055
Series A, 5.00%, 8/1/2023	5,000,000	5,708,300
		81,629,447
OHIO — 2.5%
City of Cincinnati OH, General Obligation 5.00%, 12/1/2023	2,115,000	2,438,426
Columbus, OH, General Obligation:
Seres A, 4.00%, 8/15/2024	2,405,000	2,748,915
Seres A, 5.00%, 4/1/2021	510,000	528,110
Seres A, 5.00%, 4/1/2024	1,850,000	2,165,703
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,853,250
Series 2018A, 5.00%, 4/1/2024	6,050,000	7,082,432
Series 2019A, 5.00%, 4/1/2022	1,250,000	1,352,988
Series A, 4.00%, 4/1/2022	1,735,000	1,847,723

121

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	$ 100,000	$ 111,296
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	211,058
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,541,284
Series A, 5.00%, 3/15/2022	5,535,000	5,980,457
Series A, 5.00%, 9/1/2023	325,000	372,535
Series A, 5.00%, 12/1/2024	10,000,000	11,977,900
Series A, 5.00%, 3/15/2025	1,000,000	1,170,910
Series A, 5.00%, 5/1/2025	5,165,000	6,276,456
Series A, 5.00%, 6/15/2025	2,195,000	2,677,724
Series A, 5.00%, 12/1/2025	2,000,000	2,474,620
Series B, 5.00%, 8/1/2023	130,000	148,546
Series B, 5.00%, 6/15/2026	2,210,000	2,412,989
Series C, 5.00%, 11/1/2022	6,475,000	7,186,602
Series C, 5.00%, 11/1/2024	1,980,000	2,366,001
Series S, 5.00%, 5/1/2023	105,000	119,005
Series V, 5.00%, 5/1/2023	5,725,000	6,488,600
Ohio, State Infrastructure Project Revenue:
Seres 2019-1, 5.00%, 12/15/2023	2,500,000	2,886,300
Seres 2019-1, 5.00%, 12/15/2024	2,000,000	2,384,040
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,723,221
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,771,622
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,534,800
Series 2016B, 5.00%, 12/1/2024	1,400,000	1,678,950
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2023	300,000	347,760
		99,860,223
OKLAHOMA — 0.6%
Oklahoma Capitol Improvement Authority Revenue 5.00%, 7/1/2023	500,000	568,555
Oklahoma County, Independent School District, General Obligation Seres A, 2.50%, 7/1/2023	10,000,000	10,568,500
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025	3,900,000	4,706,559
Security Description	Principal Amount	Value
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	$ 125,000	$ 136,389
Series D, 5.00%, 1/1/2024	505,000	583,583
Oklahoma, State University, Revenue Series A, 5.00%, 9/1/2025	800,000	970,352
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,128,631
5.00%, 4/1/2023	2,500,000	2,819,500
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	175,294
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	235,260
		24,892,623
OREGON — 1.2%
Multnomah County School District No 1, General Obligation 5.00%, 6/15/2023	2,000,000	2,276,640
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	133,040
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,593,795
Series A, 5.00%, 5/1/2024	11,000,000	12,929,180
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	7,675,000	8,383,172
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2021	660,000	688,723
Series A, 5.00%, 6/15/2021	680,000	710,852
Series A, 5.00%, 5/1/2023	6,470,000	7,325,075
Series B, 5.00%, 6/15/2022	4,250,000	4,636,878
		46,677,355
PENNSYLVANIA — 2.6%
Commonwealth of Pennsylvania, General Obligation 5.00%, 7/15/2025	7,000,000	8,483,720
Pennsylvania Turnpike Commission Revenue Series A, 5.00%, 12/1/2023	500,000	569,155
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	237,516
5.00%, 9/15/2021	16,565,000	17,488,664
5.00%, 3/1/2022	850,000	914,481
5.00%, 7/15/2022	16,455,000	17,972,645

122

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June 30, 2020

Security Description	Principal Amount	Value
5.00%, 9/15/2024	$ 3,000,000	$ 3,544,620
5.00%, 1/1/2024	605,000	698,001
Series 2016, 5.00%, 9/15/2023	615,000	702,582
Series 2018A, 5.00%, 3/1/2024	28,500,000	33,071,970
Series D, 5.00%, 8/15/2022	200,000	219,182
Series REF, 5.00%, 1/15/2022	700,000	749,147
Series REF, 5.00%, 1/15/2023	9,500,000	10,582,430
Series REF, 5.00%, 1/15/2024	5,260,000	6,076,825
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	307,508
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,675,000	1,766,790
		103,385,236
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,165,262
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,769,253
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2021	205,000	211,468
South Carolina, State General Obligation:
Series A, 5.00%, 10/1/2020	150,000	151,770
Series A, 5.00%, 4/1/2024	4,985,000	5,845,859
		9,978,350
TENNESSEE — 0.9%
City of Memphis TN, General Obligation 5.00%, 5/1/2024	5,000,000	5,870,650
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,909,758
Series A, 5.00%, 4/1/2025	1,880,000	2,280,421
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	5,101,271
Series A, 5.00%, 7/1/2021	150,000	157,077
Series C, 5.00%, 7/1/2021	145,000	151,841
Security Description	Principal Amount	Value
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	$ 1,200,000	$ 1,359,600
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	140,539
Series A, 5.00%, 8/1/2021	3,735,000	3,926,307
Series A, 5.00%, 8/1/2022	6,430,000	7,062,519
Series A, 5.00%, 2/1/2023	4,970,000	5,573,209
Tennessee, State School Bond Authority Revenue 5.00%, 11/1/2020	105,000	106,657
		36,639,849
TEXAS — 12.2%
Alamo, TX, Community College District, General Obligation 3.00%, 8/15/2021	1,000,000	1,029,920
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	149,279
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	345,859
Series A, 5.00%, 11/15/2023	875,000	1,006,871
Austin, TX, General Obligation:
5.00%, 9/1/2021	1,375,000	1,450,859
5.00%, 9/1/2023	5,000,000	5,733,000
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,984,142
Series 2019, 5.00%, 8/1/2023 (d)	660,000	752,624
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,931,775
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	175,661
5.00%, 11/15/2023	3,315,000	3,821,830
Series 2017, 5.00%, 11/15/2022	500,000	554,835
Series A, 5.00%, 11/15/2023	4,880,000	5,626,103
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,156,392
5.00%, 2/15/2023	500,000	560,170
5.00%, 2/15/2024	1,325,000	1,538,802
5.00%, 2/15/2025	620,000	742,927
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	263,796
Series B, 5.00%, 2/15/2024 (d)	1,295,000	1,506,499

123

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June 30, 2020

Security Description	Principal Amount	Value
Brazosport Independent School District, General Obligation 5.00%, 2/15/2025 (d)	$ 6,500,000	$ 7,808,515
City of Austin TX Water & Wastewater System, Revenue Series A, 5.00%, 11/15/2022	500,000	554,835
City of Dallas TX, General Obligation 5.00%, 2/15/2022	1,450,000	1,560,258
City of Fort Worth TX, General Obligation:
5.00%, 3/1/2024	9,390,000	10,896,344
5.00%, 3/1/2025	9,630,000	11,555,615
City of Houston TX Combined Utility System, Revenue Series B, 5.00%, 11/15/2021	1,215,000	1,293,671
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	104,189
5.00%, 8/15/2023	8,955,000	10,253,565
Seres A, 5.00%, 8/15/2024	3,000,000	3,559,320
Seres A, 5.00%, 8/15/2025	3,990,000	4,885,356
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2024 (d)	3,455,000	4,021,965
Series B-2, 1.40%, 2/15/2040 (b) (d)	200,000	200,216
Dallas county, TX, General Obligation 5.00%, 8/15/2025	1,615,000	1,975,581
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,389,510
Series B, 5.00%, 12/1/2021	2,840,000	3,026,929
Dallas, TX, General Obligation:
5.00%, 2/15/2022	250,000	269,010
5.00%, 2/15/2023	1,850,000	2,072,111
5.00%, 2/15/2024	15,100,000	17,530,647
Dallas, TX, Independent School District, General Obligation Seres B, 5.00%, 2/15/2025 (d)	11,945,000	14,373,777
Denton, TX, Independent School District, General Obligation 0.01%, 8/15/2022 (d)	115,000	114,180
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	280,155
Fort Bend, TX, Independent School District, General Obligation:
5.00%, 8/15/2024 (d)	2,250,000	2,669,490
5.00%, 8/15/2025 (d)	1,000,000	1,223,270
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2022 (d)	$ 770,000	$ 829,074
Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,624,512
Series E, 5.00%, 2/15/2023 (d)	500,000	561,570
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,522,906
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	135,000	138,984
5.00%, 2/15/2022 (d)	2,560,000	2,756,403
5.00%, 2/15/2023 (d)	1,000,000	1,119,780
5.00%, 2/15/2024 (d)	1,815,000	2,107,868
Frisco, TX, General Obligation:
Series 2016, 5.00%, 2/15/2023	500,000	561,990
Series A, 5.00%, 2/15/2023	2,650,000	2,978,547
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,528,153
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	2,875,000	3,305,790
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,164,090
Harris County, TX, General Obligation Series A, 5.00%, 8/15/2022	530,000	581,187
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2020	100,000	100,561
Series B, 5.00%, 11/1/2023	1,475,000	1,692,813
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	2,981,853
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	203,528
Houston, TX, General Obligation Series A, 5.00%, 3/1/2024	2,940,000	3,413,957
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	400,000	411,804
5.00%, 2/15/2022 (d)	10,995,000	11,838,536
5.00%, 2/15/2023 (d)	20,735,000	23,247,667
5.00%, 2/15/2024 (d)	4,165,000	4,845,228
5.00%, 2/15/2025 (d)	4,530,000	5,439,624

124

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2022 (d)	$ 3,145,000	$ 3,386,284
Houston, TX, Utilities System Revenue Series B, 5.00%, 11/15/2020	115,000	117,029
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,754,333
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2021 (d)	450,000	463,280
Series A, 5.00%, 2/15/2022 (d)	695,000	748,320
Series A, 5.00%, 2/15/2024 (d)	520,000	605,946
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,618,347
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,504,912
Series D, 5.00%, 2/15/2024 (d)	5,000,000	5,818,550
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2023 (d)	4,000,000	4,469,120
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	714,526
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,777,411
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	129,065
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,563,800
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	137,297
Northside, TX, Independent School District, General Obligation:
5.00%, 8/1/2021 (d)	1,000,000	1,051,340
Series REF, 5.00%, 8/1/2022 (d)	510,000	559,608
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,772,810
Security Description	Principal Amount	Value
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	$ 500,000	$ 538,360
5.00%, 2/15/2021 (d)	650,000	669,182
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,842,556
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,592,602
Round Rock, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/1/2023 (d)	6,500,000	7,433,725
Series A, 5.00%, 8/1/2024 (d)	8,505,000	10,069,665
San Antonio Water System Series A, 2.00%, 5/15/2025	500,000	533,270
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	518,908
5.00%, 2/1/2022	4,410,000	4,736,086
5.00%, 2/1/2023	10,300,000	11,523,574
5.00%, 2/1/2024	8,505,000	9,883,438
San Antonio, TX, General Obligation:
5.00%, 2/1/2022	4,000,000	4,299,520
Series 2019, 5.00%, 8/1/2021	725,000	762,222
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	32,500,000	34,513,375
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	145,452
Texas Public Finance Authority Revenue 5.00%, 2/1/2022	1,250,000	1,341,950
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	151,763
Texas Water Development Board Revenue:
5.00%, 8/1/2022	2,625,000	2,883,221
5.00%, 8/1/2024	1,500,000	1,777,965
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,404,975
Series E, 5.00%, 5/15/2023	5,000,000	5,665,000
Texas, State General Obligation:
2.25%, 8/1/2029 (b)	5,890,000	5,898,894
5.00%, 10/1/2020	100,000	101,191
5.00%, 4/1/2022	50,000	54,156
5.00%, 10/1/2023	3,660,000	4,213,575
5.00%, 4/1/2024	1,000,000	1,171,880

125

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series 2016, 5.00%, 10/1/2022	$ 2,675,000	$ 2,958,710
Series A, 4.00%, 10/1/2021	7,125,000	7,460,231
Series A, 5.00%, 10/1/2021	790,000	837,005
Series A, 5.00%, 4/1/2023	500,000	564,490
Series A, 5.00%, 10/1/2023	5,000,000	5,756,250
Series C, 5.00%, 8/1/2022	700,000	768,859
Series REF, 5.00%, 8/1/2023	500,000	571,995
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,678,740
Series A, 5.00%, 2/1/2024	1,500,000	1,742,580
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	5,090,000	5,388,885
5.00%, 10/1/2023	3,200,000	3,675,008
Series A, 3.00%, 10/1/2021	3,025,000	3,127,366
Series A, 5.00%, 4/1/2021	170,000	176,011
Series A, 5.00%, 10/1/2021	4,065,000	4,303,697
Series A, 5.00%, 10/1/2023	600,000	689,064
Series B, 4.00%, 4/1/2026 (b)	505,000	523,018
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	3,120,000	3,367,759
Series A, 5.00%, 3/15/2023	660,000	741,688
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,289,962
5.00%, 8/1/2024	6,070,000	7,194,832
Series A, 5.00%, 10/15/2020	110,000	111,503
Series A, 5.00%, 4/15/2021	380,000	394,197
Series B, 5.00%, 10/15/2023	2,000,000	2,305,860
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	252,079
5.00%, 8/1/2022	160,000	175,669
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	218,662
Seres B, 5.00%, 7/1/2023	3,380,000	3,845,629
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	164,957
Series D, 5.00%, 8/15/2020	120,000	120,690
Series D, 5.00%, 8/15/2021	135,000	142,179
Series D, 5.00%, 8/15/2022	1,725,000	1,897,000
Series E, 5.00%, 8/15/2020	195,000	196,121
Series E, 5.00%, 8/15/2021	330,000	347,549
Series E, 5.00%, 8/15/2022	415,000	456,380
Series H, 5.00%, 8/15/2022	6,790,000	7,467,031
Series H, 5.00%, 8/15/2023	1,800,000	2,061,018
Series I, 5.00%, 8/15/2021	8,120,000	8,551,822
		488,349,257
Security Description	Principal Amount	Value
UTAH — 1.0%
State of Utah, General Obligation:
5.00%, 7/1/2025	$ 10,000,000	$ 12,233,100
Seres B, 5.00%, 7/1/2025	5,000,000	6,116,550
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	256,948
Utah, State General Obligation:
5.00%, 7/1/2020	100,000	100,000
5.00%, 7/1/2021	3,000,000	3,141,840
5.00%, 7/1/2022	15,815,000	17,297,340
5.00%, 7/1/2023	925,000	1,054,814
		40,200,592
VIRGINIA — 3.7%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,758,595
County of Arlington VA, General Obligation 5.00%, 8/15/2025	1,850,000	2,271,448
County of Fairfax VA, General Obligation Seres A, 5.00%, 10/1/2025	800,000	986,464
County of Loudoun VA, General Obligation:
Series A, 5.00%, 12/1/2024	10,970,000	13,171,789
Series A, 5.00%, 12/1/2025	10,995,000	13,617,527
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,876,378
Series A, 5.00%, 10/1/2021	5,520,000	5,845,570
Series A, 5.00%, 10/1/2022	215,000	237,855
Series C, 5.00%, 10/1/2021	175,000	185,322
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,077,346
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	203,960
Series A, 5.00%, 12/1/2023	4,675,000	5,419,260
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,481,550
Series B, 5.00%, 7/15/2022	11,540,000	12,651,417
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	195,316
Virginia College Building Authority Revenue 5.00%, 2/1/2023	700,000	784,189
Virginia Commonwealth Transportation Board Revenue 5.00%, 3/15/2023	2,300,000	2,591,318

126

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SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Virginia Public Building Authority revenue Series B, 5.00%, 8/1/2024	$ 8,500,000	$ 10,075,135
Virginia, Commonwealth Transportation Board Revenue Series A, 5.00%, 5/15/2022	1,200,000	1,305,300
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,890,627
Series A, 5.00%, 2/1/2021	235,000	241,514
Series A, 5.00%, 2/1/2022	600,000	644,826
Series A, 5.00%, 2/1/2023	16,915,000	18,936,391
Series B, 5.00%, 9/1/2022	440,000	484,572
Series B, 5.00%, 2/1/2023	6,020,000	6,744,025
Series B, 5.00%, 9/1/2024	300,000	355,653
Series D, 5.00%, 2/1/2022	130,000	139,712
Series E, 5.00%, 2/1/2023	5,000,000	5,601,350
Series E, 5.00%, 2/1/2024	4,000,000	4,646,880
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	110,377
5.00%, 9/15/2024	2,710,000	3,225,605
Series C, 5.00%, 5/15/2023	250,000	283,558
Virginia, State General Obligation Series B, 5.00%, 6/1/2022	775,000	845,083
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	109,903
Series B, 5.00%, 8/1/2023	3,830,000	4,385,273
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	943,652
5.00%, 8/1/2023	545,000	622,570
5.00%, 8/1/2024	1,035,000	1,225,875
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	287,388
		147,460,573
WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Revenue Series S-1, 5.00%, 11/1/2022	500,000	553,710
Chelan County Public Utility District No. 1 Revenue:
Series A, 5.00%, 7/1/2022	1,500,000	1,640,595
Series A, 5.00%, 7/1/2024	1,250,000	1,470,850
Series A, 5.00%, 7/1/2025	2,390,000	2,902,607
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,349,064
Security Description	Principal Amount	Value
Energy Northwest, WA, Electricity Revenue Series A, 5.00%, 7/1/2021	$ 1,740,000	$ 1,821,014
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	533,350
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,460,229
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	270,226
5.00%, 12/1/2021	7,230,000	7,712,241
Port of Seattle, WA, General Obligation Series REF, 5.00%, 6/1/2024	750,000	883,515
Seattle, WA, Municipal Light & Power Revenue 5.00%, 9/1/2020	105,000	105,823
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	101,968
State of Washington, General Obligation:
5.00%, 8/1/2025	500,000	612,350
Seres D, 5.00%, 2/1/2023	800,000	896,656
Series R-2020C, 5.00%, 7/1/2024	15,000,000	17,728,650
Series R-2020C, 5.00%, 7/1/2025	10,000,000	12,216,500
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (b)	7,000,000	7,425,880
Washington, State:
5.00%, 7/1/2022	275,000	300,141
Series D, 5.00%, 7/1/2022	575,000	627,567
Washington, State General Obligation:
Series 2016A, 5.00%, 7/1/2021	3,060,000	3,204,983
Series 2016A, 5.00%, 7/1/2022	15,135,000	16,566,317
Series 2020A, 5.00%, 8/1/2023	5,255,000	6,008,147
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,616,170
Series B, 5.00%, 8/1/2021	2,425,000	2,549,500
Series B, 5.00%, 7/1/2022	500,000	547,285
Series B, 5.00%, 7/1/2023	2,000,000	2,279,380
Series C, 5.00%, 2/1/2024	11,860,000	13,810,258
Series R-2015, 5.00%, 7/1/2021	285,000	298,503

127

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series R-2015-C, 5.00%, 7/1/2022	$ 255,000	$ 279,115
Series R-2017A, 5.00%, 8/1/2020	270,000	271,040
Series R-2017A, 5.00%, 8/1/2021	7,650,000	8,042,751
Series R-2017A, 5.00%, 8/1/2022	500,000	549,185
Series R-2020A, 5.00%, 1/1/2023	505,000	564,095
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,972,816
Series R-F, 5.00%, 7/1/2021	100,000	104,738
Series R-F, 5.00%, 7/1/2022	885,000	968,694
		141,245,913
WEST VIRGINIA — 0.3%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	10,093,323
Series B, 5.00%, 12/1/2021	250,000	266,675
		10,359,998
WISCONSIN — 2.3%
City of Milwaukee WI, General Obligation:
Series N3, 5.00%, 4/1/2022	760,000	817,753
Series N-4, 5.00%, 4/1/2025	10,140,000	12,120,342
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	125,000	139,484
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2021	570,000	582,973
Series N2, 4.00%, 3/15/2023	415,000	451,578
Series N3, 5.00%, 4/1/2021	500,000	516,410
Series N3, 5.00%, 4/1/2023	5,000,000	5,593,600
Series N3, 5.00%, 4/1/2024	1,665,000	1,928,886
Series N4, 5.00%, 4/1/2021	9,765,000	10,085,487
Series N4, 5.00%, 4/1/2022	110,000	118,359
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2021	190,000	198,143
Series 1, 5.00%, 6/1/2022	2,795,000	3,043,811
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2020	275,000	275,000
Series 2, 5.00%, 7/1/2021	145,000	151,856
Series 2, 5.00%, 7/1/2022	65,000	71,143
Series A, 5.00%, 7/1/2022	4,525,000	4,952,658
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$ 1,245,000	$ 1,419,723
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	196,664
Series 1, 5.00%, 11/1/2022	1,760,000	1,953,424
Series 1, 5.00%, 11/1/2023	2,500,000	2,887,150
Series 2, 5.00%, 11/1/2022	14,795,000	16,420,971
Series 2, 5.00%, 11/1/2023	13,745,000	15,873,551
Series A, 5.00%, 5/1/2022	125,000	135,765
Series A, 5.00%, 5/1/2023	8,685,000	9,829,477
Series A, 5.00%, 5/1/2034	645,000	729,011
Series B, 5.00%, 5/1/2021	175,000	181,921
Series C, 5.00%, 5/1/2023	2,700,000	3,058,479
		93,733,619
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,876,789,749)		3,976,982,069
	Shares
SHORT-TERM INVESTMENT — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.16% (e) (f) (Cost $19,415,611)	19,415,611	19,415,611
TOTAL INVESTMENTS — 99.6% (Cost $3,896,205,360)		3,996,397,680
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		16,470,420
NET ASSETS — 100.0%		$ 4,012,868,100
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.3%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at June 30, 2020.

128

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,976,982,069	$—	$3,976,982,069
Short-Term Investment	19,415,611	—	—	19,415,611
TOTAL INVESTMENTS	$19,415,611	$3,976,982,069	$—	$3,996,397,680
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$757,990,221	$749,270,590	$—	$—	19,415,611	$19,415,611	$176,272
129	ARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 27.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 184,000	$ 194,573
4.20%, 4/15/2024	96,000	104,842
Omnicom Group, Inc. 2.45%, 4/30/2030 (b)	250,000	253,502
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	409,000	456,603
3.63%, 5/1/2022	565,000	595,674
WPP Finance 2010:
3.63%, 9/7/2022	108,000	112,521
3.75%, 9/19/2024	191,000	205,856
		1,923,571
AEROSPACE & DEFENSE — 0.6%
Boeing Co.:
1.88%, 6/15/2023	319,000	316,397
2.13%, 3/1/2022	178,000	178,712
2.25%, 6/15/2026	230,000	222,737
2.30%, 8/1/2021 (b)	191,000	192,268
2.70%, 2/1/2027	124,000	120,855
2.80%, 3/1/2023	370,000	376,852
2.80%, 3/1/2024 (b)	185,000	188,728
2.85%, 10/30/2024	145,000	146,724
3.10%, 5/1/2026	300,000	305,664
3.25%, 2/1/2035	270,000	243,216
3.50%, 3/1/2039	100,000	88,595
3.60%, 5/1/2034	376,000	354,839
3.63%, 3/1/2048	195,000	168,888
3.83%, 3/1/2059	250,000	212,305
3.85%, 11/1/2048	250,000	222,377
4.51%, 5/1/2023	500,000	528,390
4.88%, 5/1/2025	570,000	621,385
5.04%, 5/1/2027	750,000	827,197
5.15%, 5/1/2030	1,000,000	1,114,280
5.71%, 5/1/2040	750,000	848,302
5.81%, 5/1/2050	1,000,000	1,183,700
5.93%, 5/1/2060	750,000	884,445
6.13%, 2/15/2033	265,000	313,718
6.88%, 3/15/2039	200,000	247,076
General Dynamics Corp.:
1.88%, 8/15/2023	75,000	77,843
2.13%, 8/15/2026 (b)	120,000	128,188
2.38%, 11/15/2024 (b)	125,000	133,316
3.38%, 5/15/2023	282,000	304,089
3.50%, 5/15/2025	309,000	346,448
3.75%, 5/15/2028	193,000	225,631
4.25%, 4/1/2040	879,000	1,094,311
Harris Corp.:
4.85%, 4/27/2035	100,000	127,135
5.05%, 4/27/2045	455,000	596,660
Security Description	Principal Amount	Value
Hexcel Corp.:
3.95%, 2/15/2027	$ 100,000	$ 106,531
4.70%, 8/15/2025 (b)	80,000	86,962
Howmet Aerospace, Inc. 6.88%, 5/1/2025	880,000	954,853
L3Harris Technologies, Inc.:
3.85%, 6/15/2023	123,000	133,801
3.85%, 12/15/2026	380,000	435,499
3.95%, 5/28/2024	124,000	136,272
4.40%, 6/15/2028	677,000	804,330
Lockheed Martin Corp.:
1.85%, 6/15/2030 (b)	140,000	144,014
2.80%, 6/15/2050	165,000	173,247
2.90%, 3/1/2025 (b)	370,000	406,423
3.10%, 1/15/2023	150,000	159,540
3.35%, 9/15/2021	188,000	194,353
3.55%, 1/15/2026	165,000	189,172
3.60%, 3/1/2035	245,000	294,164
3.80%, 3/1/2045	535,000	650,592
4.70%, 5/15/2046	216,000	294,918
Northrop Grumman Corp.:
2.93%, 1/15/2025	405,000	437,635
3.20%, 2/1/2027	153,000	169,056
3.25%, 8/1/2023	204,000	219,461
3.25%, 1/15/2028	207,000	230,902
3.85%, 4/15/2045	320,000	375,699
4.40%, 5/1/2030	1,100,000	1,334,531
4.75%, 6/1/2043	115,000	148,987
5.05%, 11/15/2040	220,000	288,050
5.25%, 5/1/2050	500,000	720,605
Raytheon Technologies Corp.:
2.25%, 7/1/2030	750,000	779,797
2.50%, 12/15/2022 (c)	338,000	350,310
3.13%, 7/1/2050	750,000	794,895
3.20%, 3/15/2024 (c)	150,000	161,049
3.50%, 3/15/2027 (c)	185,000	208,330
3.95%, 8/16/2025	581,000	662,032
4.13%, 11/16/2028	148,000	174,195
4.35%, 4/15/2047 (c)	150,000	182,538
4.63%, 11/16/2048	362,000	468,540
5.70%, 4/15/2040	343,000	475,278
7.50%, 9/15/2029	651,000	947,544
United Technologies Corp.:
3.75%, 11/1/2046	341,000	387,274
4.05%, 5/4/2047	141,000	168,286
4.50%, 6/1/2042	237,000	294,660
6.05%, 6/1/2036	100,000	140,992
		28,226,588
AGRICULTURE — 0.4%
Altria Group, Inc.:
2.35%, 5/6/2025	95,000	99,838
2.85%, 8/9/2022	22,000	22,917
3.40%, 5/6/2030	60,000	64,581
3.80%, 2/14/2024	350,000	383,005
4.00%, 1/31/2024	333,000	367,116

130

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.25%, 8/9/2042	$ 250,000	$ 263,107
4.40%, 2/14/2026	456,000	524,322
4.45%, 5/6/2050 (b)	110,000	120,252
4.50%, 5/2/2043	418,000	448,088
4.80%, 2/14/2029	831,000	969,694
5.38%, 1/31/2044	441,000	530,342
5.95%, 2/14/2049 (b)	467,000	608,935
6.20%, 2/14/2059	885,000	1,179,687
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	402,000	436,668
3.38%, 3/15/2022	76,000	79,510
3.75%, 9/15/2047	115,000	138,183
4.02%, 4/16/2043	414,000	489,961
BAT Capital Corp.:
2.76%, 8/15/2022	1,191,000	1,233,495
2.79%, 9/6/2024	175,000	184,035
3.22%, 9/6/2026	321,000	345,027
3.46%, 9/6/2029	242,000	257,735
4.39%, 8/15/2037	379,000	413,379
4.54%, 8/15/2047	467,000	506,200
4.70%, 4/2/2027	1,000,000	1,146,840
4.76%, 9/6/2049	307,000	344,313
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	190,000	197,948
3.25%, 8/15/2026	165,000	171,496
3.75%, 9/25/2027	170,000	177,956
Philip Morris International, Inc.:
1.13%, 5/1/2023	85,000	86,369
1.50%, 5/1/2025 (b)	120,000	122,724
2.10%, 5/1/2030	370,000	381,799
2.13%, 5/10/2023 (b)	84,000	87,519
2.38%, 8/17/2022	448,000	464,029
2.50%, 8/22/2022	125,000	129,935
2.50%, 11/2/2022	342,000	356,781
2.63%, 3/6/2023	230,000	242,310
2.75%, 2/25/2026	111,000	120,634
2.88%, 5/1/2024	106,000	113,838
2.90%, 11/15/2021	359,000	371,561
3.13%, 3/2/2028 (b)	115,000	129,086
3.38%, 8/11/2025	472,000	524,637
3.38%, 8/15/2029	364,000	413,559
3.60%, 11/15/2023	895,000	980,070
4.13%, 3/4/2043	174,000	204,692
Reynolds American, Inc.:
4.00%, 6/12/2022	125,000	131,959
4.45%, 6/12/2025	565,000	636,693
5.85%, 8/15/2045	502,000	614,192
6.15%, 9/15/2043	350,000	431,991
		18,249,008
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	0	0
Security Description	Principal Amount	Value
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	$ 88,398	$ 72,593
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	249,037	208,115
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	120,772	113,549
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	52,487	50,493
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	57,408	53,662
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	287,919	262,354
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	73,845	68,061
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	65,547	61,067
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	28,329	25,608
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	56,693	55,338
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	236,217
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	162,988	145,778
Southwest Airlines Co.:
2.63%, 2/10/2030	300,000	270,255
4.75%, 5/4/2023	228,000	234,211
5.13%, 6/15/2027	280,000	290,447
5.25%, 5/4/2025	125,000	131,636
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	265,801	222,037
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	80,050	73,270

131

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$ 349,043	$ 310,066
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	312,510	297,360
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	41,986	39,275
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	106,660	103,537
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	315,000	283,717
		3,608,646
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	390,000	411,317
2.38%, 11/1/2026	546,000	596,652
2.85%, 3/27/2030	300,000	333,960
3.25%, 3/27/2040	224,000	250,654
3.38%, 3/27/2050	300,000	345,441
3.88%, 11/1/2045	202,000	248,003
Ralph Lauren Corp.:
1.70%, 6/15/2022	30,000	30,530
2.95%, 6/15/2030	65,000	66,963
3.75%, 9/15/2025 (b)	246,000	273,599
Tapestry, Inc.:
3.00%, 7/15/2022	148,000	145,398
4.13%, 7/15/2027	488,000	453,972
4.25%, 4/1/2025	80,000	77,198
VF Corp. 2.40%, 4/23/2025 (b)	101,000	106,448
		3,340,135
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	125,000	127,916
Series GMTN, 1.70%, 9/9/2021	112,000	113,508
Series GMTN, 3.50%, 2/15/2028 (b)	408,000	465,397
Series GMTN, 3.55%, 1/12/2024 (b)	21,000	22,860
Series MTN, 1.95%, 5/10/2023	185,000	190,911
Series MTN, 2.05%, 1/10/2023	320,000	331,158
Series MTN, 2.15%, 9/10/2024 (b)	178,000	186,626
Security Description	Principal Amount	Value
Series MTN, 2.20%, 6/27/2022	$ 230,000	$ 236,534
Series MTN, 2.35%, 1/8/2027 (b)	110,000	116,233
Series MTN, 2.40%, 6/27/2024	115,000	121,061
Series MTN, 2.90%, 2/16/2024 (b)	412,000	438,764
Series MTN, 3.38%, 12/10/2021	100,000	103,941
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	440,000	670,516
General Motors Co.:
4.20%, 10/1/2027	132,000	134,402
4.88%, 10/2/2023	160,000	169,904
5.00%, 4/1/2035	365,000	360,587
5.15%, 4/1/2038	195,000	189,671
5.40%, 10/2/2023	165,000	178,639
5.40%, 4/1/2048	581,000	582,447
5.95%, 4/1/2049 (b)	340,000	354,290
6.13%, 10/1/2025	350,000	393,309
6.25%, 10/2/2043	391,000	411,621
6.75%, 4/1/2046 (b)	179,000	195,489
6.80%, 10/1/2027	190,000	221,339
General Motors Financial Co., Inc.:
2.75%, 6/20/2025	500,000	494,645
3.20%, 7/6/2021	259,000	261,883
3.25%, 1/5/2023	139,000	141,826
3.45%, 1/14/2022	445,000	452,440
3.45%, 4/10/2022	272,000	277,089
3.50%, 11/7/2024	166,000	169,006
3.55%, 7/8/2022	348,000	356,401
3.60%, 6/21/2030 (b)	500,000	487,750
3.70%, 5/9/2023	279,000	286,929
3.85%, 1/5/2028	544,000	540,165
3.95%, 4/13/2024	150,000	154,899
4.00%, 1/15/2025	184,000	190,974
4.00%, 10/6/2026	168,000	173,195
4.15%, 6/19/2023	254,000	265,092
4.20%, 11/6/2021	397,000	407,993
4.30%, 7/13/2025	511,000	534,675
4.35%, 4/9/2025	10,000	10,540
4.35%, 1/17/2027	228,000	236,992
5.10%, 1/17/2024	603,000	645,964
5.20%, 3/20/2023	180,000	192,352
5.25%, 3/1/2026	309,000	336,751
PACCAR Financial Corp.:
Series MTN, 1.90%, 2/7/2023	125,000	128,782
Series MTN, 2.00%, 9/26/2022	205,000	211,437
Series MTN, 2.30%, 8/10/2022 (b)	187,000	193,796
Series MTN, 2.65%, 5/10/2022	701,000	730,302

132

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Toyota Motor Corp.:
2.16%, 7/2/2022	$ 143,000	$ 147,291
2.36%, 7/2/2024	145,000	153,253
2.76%, 7/2/2029 (b)	56,000	61,768
3.18%, 7/20/2021	150,000	154,134
3.42%, 7/20/2023	150,000	161,904
3.67%, 7/20/2028 (b)	105,000	122,226
Toyota Motor Credit Corp.:
3.65%, 1/8/2029 (b)	100,000	116,748
Series GMTN, 2.70%, 1/11/2023	229,000	240,562
Series GMTN, 3.05%, 1/11/2028	135,000	150,282
Series MTN, 1.15%, 5/26/2022	600,000	606,564
Series MTN, 1.35%, 8/25/2023	600,000	611,064
Series MTN, 1.80%, 2/13/2025	1,025,000	1,061,644
Series MTN, 2.15%, 9/8/2022 (b)	191,000	197,150
Series MTN, 2.25%, 10/18/2023 (b)	243,000	254,270
Series MTN, 2.60%, 1/11/2022	339,000	349,224
Series MTN, 2.63%, 1/10/2023	238,000	249,291
Series MTN, 3.30%, 1/12/2022	611,000	636,216
Series MTN, 3.40%, 4/14/2025 (b)	150,000	167,380
		19,639,972
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	150,864
Aptiv PLC :
4.35%, 3/15/2029 (b)	268,000	288,598
5.40%, 3/15/2049	150,000	156,989
BorgWarner, Inc. 2.65%, 7/1/2027 (b)	250,000	256,997
Lear Corp.:
4.25%, 5/15/2029	125,000	128,195
5.25%, 5/15/2049	426,000	430,899
Magna International, Inc.:
2.45%, 6/15/2030	300,000	307,788
3.63%, 6/15/2024	100,000	109,886
		1,830,216
BANKS — 5.6%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	611,000	623,354
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	322,208
Security Description	Principal Amount	Value
Series MTN, 2.05%, 11/21/2022	$ 500,000	$ 518,485
Banco Santander SA:
2.71%, 6/27/2024	270,000	284,027
2.75%, 5/28/2025	200,000	206,982
3.13%, 2/23/2023	1,484,000	1,544,443
3.31%, 6/27/2029 (b)	100,000	108,166
3.49%, 5/28/2030	200,000	214,286
3.80%, 2/23/2028	244,000	263,579
3.85%, 4/12/2023	434,000	461,459
4.25%, 4/11/2027	242,000	267,592
Bancolombia SA 3.00%, 1/29/2025 (b)	305,000	299,486
Bank of America Corp.:
4.10%, 7/24/2023 (b)	683,000	750,105
5.70%, 1/24/2022	318,000	343,284
6.11%, 1/29/2037	185,000	262,589
6.22%, 9/15/2026	100,000	123,690
7.75%, 5/14/2038	338,000	556,564
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	912,000	973,688
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	142,000	149,091
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	327,000	356,888
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	605,000	626,538
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	1,312,000	1,460,938
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b) (d)	1,092,000	1,320,195
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	213,000	240,899
SOFR + 2.15%, 2.59%, 4/29/2031 (d)	585,000	619,995
Series GMTN, 3.50%, 4/19/2026	452,000	508,699
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	671,000	696,981
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	414,000	464,773
Series L, 3.95%, 4/21/2025	464,000	513,736
Series L, 4.18%, 11/25/2027	465,000	531,621
Series L, 4.75%, 4/21/2045	370,000	486,287
Series MTN, 2.50%, 10/21/2022	446,000	456,548
Series MTN, 3.25%, 10/21/2027	357,000	394,539

133

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.88%, 8/1/2025	$ 347,000	$ 393,092
Series MTN, 4.00%, 4/1/2024	908,000	1,007,145
Series MTN, 4.00%, 1/22/2025	518,000	572,204
Series MTN, 4.13%, 1/22/2024	498,000	552,680
Series MTN, 4.20%, 8/26/2024	456,000	505,896
Series MTN, 4.25%, 10/22/2026	563,000	645,282
Series MTN, 4.88%, 4/1/2044	402,000	541,980
Series MTN, 5.00%, 1/21/2044	325,000	444,613
Series MTN, 5.88%, 2/7/2042	401,000	593,396
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (d)	300,000	310,242
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	381,000	400,465
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	1,230,000	1,335,030
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	573,000	621,373
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	700,000	734,552
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	607,000	677,983
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	516,000	591,455
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	62,000	66,835
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	330,000	341,662
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	734,000	809,910
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	300,000	324,024
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	601,000	697,208
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	529,000	621,924
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	504,000	612,148
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	$ 665,000	$ 852,191
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	549,000	621,561
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	465,000	600,547
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	1,200,000	1,484,232
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (b) (d)	500,000	502,220
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (d)	250,000	253,975
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	500,000	514,970
Bank of America NA:
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	222,000	231,639
Series BKNT, 6.00%, 10/15/2036	835,000	1,184,807
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (d)	175,000	186,858
Series E, 3.30%, 2/5/2024	639,000	692,759
Series MTN, 1.90%, 8/27/2021	382,000	388,601
Series MTN, 2.05%, 11/1/2022	126,000	130,164
Series MTN, 2.35%, 9/11/2022	534,000	556,198
Series MTN, 2.50%, 6/28/2024	235,000	249,340
Series MTN, 2.90%, 3/26/2022	364,000	379,241
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	480,000	527,563
3.55%, 9/23/2021	643,000	665,486
Series 0012, 3.65%, 2/4/2024 (b)	125,000	137,586
Series MTN, 1.85%, 1/27/2023	240,000	247,536
Series MTN, 1.95%, 8/23/2022	311,000	320,386
Series MTN, 2.60%, 2/7/2022	325,000	335,433
Series MTN, 2.80%, 5/4/2026	148,000	164,119
Series MTN, 3.00%, 10/30/2028	159,000	174,407
Series MTN, 3.25%, 9/11/2024	211,000	231,581
Series MTN, 3.25%, 5/16/2027	212,000	240,177

134

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.30%, 8/23/2029	$ 535,000	$ 601,955
Series MTN, 3.40%, 1/29/2028	131,000	150,460
Series MTN, 3.95%, 11/18/2025	579,000	668,131
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	387,000	401,269
Bank of Nova Scotia:
1.30%, 6/11/2025	750,000	756,172
1.95%, 2/1/2023	250,000	257,555
2.00%, 11/15/2022	245,000	252,477
2.20%, 2/3/2025	275,000	288,954
2.38%, 1/18/2023	100,000	104,067
2.70%, 3/7/2022	512,000	531,016
2.70%, 8/3/2026 (b)	312,000	340,208
3.40%, 2/11/2024	270,000	293,182
Series BKNT, 2.45%, 9/19/2022	374,000	389,955
BankUnited, Inc.:
4.88%, 11/17/2025	140,000	152,964
5.13%, 6/11/2030	200,000	204,610
Barclays Bank PLC 1.70%, 5/12/2022	200,000	203,620
Barclays PLC:
3.20%, 8/10/2021	330,000	339,778
3.68%, 1/10/2023	208,000	215,754
4.34%, 1/10/2028	381,000	423,081
4.38%, 9/11/2024	300,000	319,491
4.38%, 1/12/2026	1,033,000	1,166,123
4.84%, 5/9/2028	553,000	606,033
5.25%, 8/17/2045 (b)	330,000	441,233
1 year CMT + 1.90%, 2.65%, 6/24/2031 (d)	200,000	199,314
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	78,000	84,029
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	710,000	747,445
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	2,034,000	2,196,130
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (d)	335,000	349,455
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (d)	150,000	170,391
BBVA USA:
2.50%, 8/27/2024	197,000	199,874
Series BKNT, 2.88%, 6/29/2022	383,000	392,728
Series BKNT, 3.88%, 4/10/2025	189,000	200,975
Security Description	Principal Amount	Value
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	$ 126,000	$ 137,852
BPCE SA:
4.00%, 4/15/2024	289,000	320,423
Series MTN, 3.38%, 12/2/2026	216,000	240,194
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	190,000	190,836
2.25%, 1/28/2025	127,000	133,085
2.55%, 6/16/2022	260,000	270,270
3.10%, 4/2/2024	205,000	219,485
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	317,000	327,705
Series BKNT, 3.50%, 9/13/2023	135,000	147,373
Citibank NA Series BKNT, 3.65%, 1/23/2024	223,000	244,535
Citigroup, Inc.:
2.35%, 8/2/2021	149,000	151,856
2.70%, 10/27/2022	322,000	335,724
2.75%, 4/25/2022	542,000	561,479
2.90%, 12/8/2021	1,171,000	1,205,884
3.20%, 10/21/2026	1,148,000	1,259,505
3.40%, 5/1/2026	384,000	425,983
3.70%, 1/12/2026	372,000	415,550
3.75%, 6/16/2024 (b)	128,000	141,258
3.88%, 3/26/2025	213,000	233,028
4.00%, 8/5/2024 (b)	306,000	334,094
4.13%, 7/25/2028	630,000	712,360
4.30%, 11/20/2026	227,000	258,119
4.40%, 6/10/2025	1,042,000	1,166,988
4.45%, 9/29/2027	840,500	956,035
4.50%, 1/14/2022	683,000	722,307
4.60%, 3/9/2026	854,000	973,782
4.65%, 7/30/2045	279,000	357,996
4.65%, 7/23/2048	231,000	302,079
4.75%, 5/18/2046	571,000	722,909
5.50%, 9/13/2025	728,000	862,483
5.88%, 2/22/2033	191,000	242,960
6.00%, 10/31/2033	278,000	364,255
6.68%, 9/13/2043	140,000	214,493
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	1,330,000	1,375,725
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	522,000	563,515
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	779,000	810,456
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	260,000	288,046

135

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (b) (d)	$ 205,000	$ 237,343
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	445,000	507,945
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	929,000	1,061,838
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	1,296,000	1,446,919
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	200,000	204,152
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	805,000	833,626
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	397,000	421,816
SOFR + 1.67%, 1.68%, 5/15/2024 (d)	250,000	254,785
SOFR + 2.11%, 2.57%, 6/3/2031 (d)	500,000	516,735
SOFR + 2.75%, 3.11%, 4/8/2026 (d)	2,250,000	2,418,750
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	50,000	59,328
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025 (b)	200,000	211,608
Series BKNT, 3.70%, 3/29/2023	165,000	174,999
Series BKNT, 3.75%, 2/18/2026	263,000	295,625
Citizens Financial Group, Inc.:
3.25%, 4/30/2030	155,000	166,552
4.30%, 12/3/2025	258,000	286,679
Comerica Bank Series BKNT, 2.50%, 7/23/2024	150,000	157,433
Comerica, Inc. 4.00%, 2/1/2029	139,000	156,204
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	780,000	806,372
3.95%, 11/9/2022	356,000	376,887
5.25%, 8/4/2045	410,000	562,217
5.75%, 12/1/2043	505,000	724,852
Series BKNT, 3.75%, 7/21/2026	290,000	319,644
Series MTN, 3.38%, 5/21/2025	321,000	356,644
Series MTN, 5.25%, 5/24/2041 (b)	480,000	684,955
Credit Suisse AG:
1.00%, 5/5/2023	810,000	815,241
2.80%, 4/8/2022	775,000	803,869
2.95%, 4/9/2025	100,000	108,416
Security Description	Principal Amount	Value
3.00%, 10/29/2021 (b)	$ 721,000	$ 744,937
Series MTN, 3.63%, 9/9/2024	257,000	283,782
Credit Suisse Group Funding Guernsey, Ltd.:
3.80%, 9/15/2022	392,000	416,077
3.80%, 6/9/2023	537,000	577,463
4.55%, 4/17/2026	353,000	405,989
4.88%, 5/15/2045	353,000	467,171
Deutsche Bank AG:
3.30%, 11/16/2022	512,000	525,368
4.10%, 1/13/2026 (b)	160,000	168,264
4.25%, 10/14/2021	947,000	968,819
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	500,000	524,265
Discover Bank:
Series BKNT, 2.70%, 2/6/2030	250,000	251,053
Series BKNT, 3.20%, 8/9/2021	172,000	175,617
Series BKNT, 3.35%, 2/6/2023	307,000	325,383
Series BKNT, 3.45%, 7/27/2026	125,000	135,130
Series BKNT, 4.20%, 8/8/2023 (b)	410,000	447,810
Series BKNT, 4.65%, 9/13/2028	193,000	221,639
Fifth Third Bancorp:
1.63%, 5/5/2023	115,000	117,766
2.38%, 1/28/2025	100,000	105,413
2.55%, 5/5/2027	150,000	160,661
2.60%, 6/15/2022	150,000	155,595
3.50%, 3/15/2022	245,000	256,736
3.95%, 3/14/2028 (b)	253,000	295,218
4.30%, 1/16/2024	355,000	391,664
8.25%, 3/1/2038	247,000	402,027
Fifth Third Bank NA:
Series BKNT, 3.35%, 7/26/2021	106,000	108,843
Series BKNT, 3.85%, 3/15/2026	411,000	461,722
Series BKNT, 3.95%, 7/28/2025 (b)	300,000	343,176
First Horizon National Corp.:
3.55%, 5/26/2023	100,000	102,969
4.00%, 5/26/2025	150,000	155,697
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	1,000,000	1,166,370
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (d)	250,000	255,710
FNB Corp. 2.20%, 2/24/2023	35,000	34,686
Goldman Sachs Capital I 6.35%, 2/15/2034	232,000	316,499

136

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	$ 1,053,000	$ 1,059,465
2.60%, 2/7/2030 (b)	225,000	235,922
3.00%, 4/26/2022	244,000	248,463
3.20%, 2/23/2023	301,000	319,003
3.50%, 1/23/2025	735,000	802,679
3.50%, 4/1/2025	1,000,000	1,096,690
3.50%, 11/16/2026	1,213,000	1,332,274
3.63%, 1/22/2023	482,000	515,721
3.63%, 2/20/2024 (b)	835,000	908,029
3.75%, 5/22/2025	321,000	355,366
3.75%, 2/25/2026	407,000	455,461
3.85%, 1/26/2027	803,000	902,452
4.00%, 3/3/2024	405,000	447,509
4.25%, 10/21/2025	268,000	301,564
4.75%, 10/21/2045	490,000	642,900
5.15%, 5/22/2045	466,000	607,184
5.75%, 1/24/2022	1,341,000	1,446,550
5.95%, 1/15/2027	500,000	623,650
6.25%, 2/1/2041	305,000	457,476
6.75%, 10/1/2037	1,742,000	2,509,264
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	675,000	692,401
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	454,000	471,633
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	407,000	421,855
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	483,000	545,722
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	473,000	548,462
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	231,204
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	327,000	394,764
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	842,000	942,249
Series MTN, 3.85%, 7/8/2024	808,000	887,451
Series MTN, 4.80%, 7/8/2044	654,000	852,116
HSBC Bank USA NA Series BKNT, 5.63%, 8/15/2035	361,000	468,311
HSBC Holdings PLC:
2.65%, 1/5/2022	100,000	102,770
3.60%, 5/25/2023	727,000	778,443
4.25%, 3/14/2024	438,000	472,243
4.25%, 8/18/2025	532,000	578,390
4.38%, 11/23/2026	518,000	576,591
4.88%, 1/14/2022	587,000	624,292
Security Description	Principal Amount	Value
5.25%, 3/14/2044	$ 422,000	$ 532,011
6.10%, 1/14/2042	250,000	355,332
6.50%, 5/2/2036	576,000	778,596
6.50%, 9/15/2037	753,000	1,025,676
6.80%, 6/1/2038	685,000	959,096
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	339,000	353,848
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	1,291,000	1,336,792
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	640,000	662,490
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b) (d)	581,000	627,358
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	475,000	529,620
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	500,000	576,550
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	776,000	856,471
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	92,000	102,194
SOFR + 1.93%, 2.10%, 6/4/2026 (d)	685,000	692,069
SOFR + 2.39%, 2.85%, 6/4/2031 (d)	595,000	607,882
Huntington Bancshares, Inc.:
2.55%, 2/4/2030 (b)	250,000	258,605
2.63%, 8/6/2024	249,000	263,397
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	175,000	181,699
Series BKNT, 3.13%, 4/1/2022	240,000	250,186
Series BKNT, 3.55%, 10/6/2023	265,000	289,123
Industrial & Commercial Bank of China, Ltd. 2.96%, 11/8/2022	290,000	301,235
ING Groep NV:
3.15%, 3/29/2022	260,000	270,182
3.55%, 4/9/2024	276,000	300,732
3.95%, 3/29/2027	361,000	414,764
4.05%, 4/9/2029 (b)	186,000	218,295
4.10%, 10/2/2023	536,000	587,713
4.55%, 10/2/2028	164,000	198,027
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	130,002
JPMorgan Chase & Co.:
2.70%, 5/18/2023	549,000	578,026

137

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.95%, 10/1/2026	$ 1,108,000	$ 1,214,423
2.97%, 1/15/2023	378,000	391,718
3.13%, 1/23/2025	445,000	484,601
3.20%, 1/25/2023	774,000	822,538
3.20%, 6/15/2026	1,337,000	1,482,532
3.25%, 9/23/2022	1,134,000	1,198,196
3.30%, 4/1/2026	740,000	824,449
3.63%, 5/13/2024 (b)	307,000	338,811
3.63%, 12/1/2027	415,000	457,911
3.88%, 9/10/2024	911,000	1,008,677
3.90%, 7/15/2025	524,000	592,576
4.13%, 12/15/2026	246,000	286,305
4.25%, 10/1/2027	139,000	161,394
4.35%, 8/15/2021	450,000	469,579
4.50%, 1/24/2022	718,000	761,913
4.95%, 6/1/2045	265,000	360,002
5.40%, 1/6/2042	365,000	518,588
5.60%, 7/15/2041	560,000	812,011
5.63%, 8/16/2043 (b)	375,000	544,699
6.40%, 5/15/2038	613,000	946,294
8.75%, 9/1/2030	150,000	226,493
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	866,000	901,186
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	568,000	608,044
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	481,000	521,746
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	612,000	633,469
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	503,000	566,801
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	662,000	729,365
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	514,000	553,033
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	350,000	401,100
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	423,000	510,286
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	321,000	365,263
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	945,000	1,105,981
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	31,000	37,021
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	$ 117,000	$ 132,376
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	514,000	607,435
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	206,000	230,108
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	788,000	950,178
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	1,010,000	1,270,014
SOFR + 1.46%, 1.51%, 6/1/2024 (d)	750,000	762,487
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	806,000	863,798
SOFR + 1.79%, 4.49%, 3/24/2031 (d)	1,500,000	1,834,605
SOFR + 1.89%, 2.18%, 6/1/2028 (d)	750,000	777,675
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	95,000	101,426
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	1,000,000	1,078,290
SOFR + 2.52%, 2.96%, 5/13/2031 (d)	245,000	259,884
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	606,000	635,312
Series MTN, 2.30%, 8/15/2021	454,000	454,949
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	136,543
Series BKNT, 2.50%, 11/22/2021	108,000	110,930
Series BKNT, 3.38%, 3/7/2023	100,000	107,069
Series BKNT, 3.90%, 4/13/2029	185,000	201,878
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	500,000	523,355
Series MTN, 2.55%, 10/1/2029	218,000	225,475
Series MTN, 4.10%, 4/30/2028	125,000	146,043
Series MTN, 4.15%, 10/29/2025	175,000	201,525
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	290,000	309,996
2.25%, 10/1/2021	400,000	409,680
Series GMTN, 1.75%, 7/27/2026	200,000	212,938
Lloyds Banking Group PLC:
3.00%, 1/11/2022	206,000	212,563

138

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.10%, 7/6/2021	$ 600,000	$ 613,488
3.75%, 1/11/2027 (b)	197,000	217,797
3.90%, 3/12/2024	353,000	383,760
4.05%, 8/16/2023	178,000	193,319
4.34%, 1/9/2048	75,000	87,193
4.38%, 3/22/2028	335,000	386,831
4.45%, 5/8/2025	108,000	121,600
4.58%, 12/10/2025	532,000	590,259
1 year CMT + 1.00%, 2.44%, 2/5/2026 (d)	200,000	206,276
1 year CMT + 3.50%, 3.87%, 7/9/2025 (d)	1,000,000	1,087,900
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	1,033,000	1,073,390
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	478,000	520,384
M&T Bank Corp. 3.55%, 7/26/2023	143,000	155,198
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	177,000	182,997
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	298,000	303,298
2.19%, 2/25/2025	775,000	800,931
2.56%, 2/25/2030	656,000	682,115
2.62%, 7/18/2022	1,214,000	1,261,577
2.67%, 7/25/2022	315,000	327,395
2.76%, 9/13/2026	168,000	179,175
2.80%, 7/18/2024	205,000	217,050
3.00%, 2/22/2022	260,000	269,285
3.20%, 7/18/2029	360,000	393,527
3.22%, 3/7/2022	278,000	289,217
3.29%, 7/25/2027	130,000	142,390
3.46%, 3/2/2023	210,000	224,045
3.54%, 7/26/2021	322,000	332,439
3.68%, 2/22/2027	200,000	221,668
3.74%, 3/7/2029 (b)	383,000	434,387
3.75%, 7/18/2039	400,000	454,332
3.76%, 7/26/2023	210,000	227,863
3.78%, 3/2/2025 (b)	318,000	351,571
3.85%, 3/1/2026	425,000	481,601
4.05%, 9/11/2028 (b)	224,000	259,569
4.15%, 3/7/2039	105,000	125,810
4.29%, 7/26/2038	155,000	187,707
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	284,000	294,261
3.17%, 9/11/2027 (b)	271,000	289,184
3.55%, 3/5/2023	317,000	339,241
4.02%, 3/5/2028	210,000	238,329
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	200,000	205,268
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	$ 375,000	$ 387,375
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	222,000	233,073
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (b) (d)	175,000	188,773
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (d)	200,000	206,926
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (d)	244,000	253,963
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b) (d)	354,000	409,829
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	340,000	359,615
Morgan Stanley:
2.75%, 5/19/2022	593,000	615,641
3.95%, 4/23/2027	632,000	708,807
4.30%, 1/27/2045	448,000	562,997
4.38%, 1/22/2047	229,000	297,661
4.88%, 11/1/2022	806,000	876,420
5.00%, 11/24/2025	397,000	466,562
6.38%, 7/24/2042	790,000	1,233,996
7.25%, 4/1/2032	500,000	752,405
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	402,000	433,131
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	549,000	616,532
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	275,000	346,118
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	466,000	552,625
Series F, 3.88%, 4/29/2024	856,000	945,906
Series GMTN, 3.13%, 1/23/2023	1,437,000	1,524,068
Series GMTN, 3.70%, 10/23/2024	609,000	674,790
Series GMTN, 3.75%, 2/25/2023	292,000	314,805
Series GMTN, 3.88%, 1/27/2026	668,000	758,167
Series GMTN, 4.00%, 7/23/2025	683,000	774,003
Series GMTN, 4.35%, 9/8/2026	559,000	643,465
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	1,041,000	1,185,116

139

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	$ 215,000	$ 256,170
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	830,000	880,970
Series MTN, 2.63%, 11/17/2021	798,000	819,817
Series MTN, 3.13%, 7/27/2026	951,000	1,048,829
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b) (d)	159,000	168,322
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (d)	1,965,000	2,246,074
MUFG Americas Holdings Corp. 3.00%, 2/10/2025	150,000	161,987
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	513,000	534,751
National Australia Bank, Ltd.:
1.88%, 12/13/2022	240,000	247,442
2.80%, 1/10/2022	169,000	174,797
2.88%, 4/12/2023	278,000	294,858
3.00%, 1/20/2023	206,000	218,368
3.38%, 9/20/2021	139,000	143,893
3.70%, 11/4/2021	278,000	289,862
Series BKNT, 1.88%, 7/12/2021	337,000	341,947
Series GMTN, 2.50%, 5/22/2022	249,000	258,143
National Bank of Canada Series MTN, 2.10%, 2/1/2023	400,000	411,168
Northern Trust Corp.:
1.95%, 5/1/2030	353,000	364,268
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	1,147,000	1,225,535
PNC Bank NA:
3.80%, 7/25/2023	163,000	177,096
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (d)	500,000	506,565
Series BKNT, 2.45%, 7/28/2022	382,000	396,657
Series BKNT, 2.55%, 12/9/2021 (b)	184,000	189,152
Series BKNT, 2.63%, 2/17/2022	203,000	209,794
Series BKNT, 2.70%, 11/1/2022	236,000	246,755
Series BKNT, 2.70%, 10/22/2029	360,000	382,543
Series BKNT, 2.95%, 2/23/2025 (b)	166,000	180,635
Series BKNT, 3.10%, 10/25/2027	345,000	386,897
Security Description	Principal Amount	Value
Series BKNT, 3.25%, 1/22/2028	$ 161,000	$ 180,964
Series BKNT, 4.05%, 7/26/2028	398,000	464,538
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	100,000	105,893
2.55%, 1/22/2030 (b)	200,000	215,382
3.15%, 5/19/2027	194,000	216,778
3.45%, 4/23/2029 (b)	296,000	339,497
3.50%, 1/23/2024	647,000	707,449
3.90%, 4/29/2024	258,000	284,455
Regions Bank Series BKNT, 6.45%, 6/26/2037	250,000	339,040
Regions Financial Corp.:
2.25%, 5/18/2025 (b)	100,000	104,667
2.75%, 8/14/2022	216,000	225,035
3.80%, 8/14/2023	402,000	437,070
Royal Bank of Canada:
Series GMTN, 1.95%, 1/17/2023	220,000	226,989
Series GMTN, 2.25%, 11/1/2024 (b)	270,000	284,742
Series GMTN, 2.55%, 7/16/2024	150,000	159,362
Series GMTN, 2.80%, 4/29/2022	372,000	387,181
Series GMTN, 3.70%, 10/5/2023	614,000	670,648
Series MTN, 1.15%, 6/10/2025	705,000	707,369
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	426,000	459,249
4.80%, 4/5/2026 (b)	314,000	363,339
5.13%, 5/28/2024	646,000	704,922
6.00%, 12/19/2023	929,000	1,040,638
6.10%, 6/10/2023 (b)	415,000	459,131
1 year CMT + 2.15%, 2.36%, 5/22/2024 (d)	210,000	215,408
1 year CMT + 2.55%, 3.07%, 5/22/2028 (d)	240,000	252,218
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	347,000	360,394
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b) (d)	301,000	348,817
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	292,000	351,013
5 year CMT + 2.10%, 3.75%, 11/1/2029 (d)	227,000	234,623
Santander Holdings USA, Inc.:
3.45%, 6/2/2025	200,000	208,416
3.70%, 3/28/2022	1,194,000	1,230,859

140

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.50%, 7/17/2025	$ 132,000	$ 142,928
3.50%, 6/7/2024	250,000	262,755
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	197,000	203,917
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	177,000	194,573
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	200,000	221,054
Santander UK PLC:
2.10%, 1/13/2023	450,000	463,693
2.88%, 6/18/2024	272,000	289,816
4.00%, 3/13/2024	294,000	323,982
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	571,000	579,862
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	198,503
3.95%, 7/19/2023 (b)	238,000	259,351
3.95%, 1/10/2024	300,000	328,809
Series GMTN, 3.65%, 7/23/2025 (b)	200,000	221,506
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025 (e)	500,000	500,770
2.13%, 7/8/2030	600,000	601,548
2.35%, 1/15/2025	290,000	303,117
2.44%, 10/19/2021	769,000	787,502
2.45%, 9/27/2024	200,000	209,752
2.63%, 7/14/2026	339,000	361,293
2.70%, 7/16/2024	506,000	535,434
2.72%, 9/27/2029	195,000	206,047
2.75%, 1/15/2030	300,000	317,568
2.78%, 7/12/2022	166,000	172,874
2.85%, 1/11/2022	156,000	161,132
3.04%, 7/16/2029	552,000	597,060
3.10%, 1/17/2023	380,000	401,451
3.20%, 9/17/2029	400,000	427,284
3.36%, 7/12/2027	139,000	152,951
3.45%, 1/11/2027	408,000	449,028
3.54%, 1/17/2028	224,000	248,526
3.75%, 7/19/2023	155,000	167,974
3.78%, 3/9/2026 (b)	394,000	445,378
3.94%, 7/19/2028	180,000	206,082
SVB Financial Group 3.13%, 6/5/2030	150,000	161,555
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	173,000	175,872
Series BKNT, 3.90%, 11/20/2023	435,000	481,267
Synovus Financial Corp. 3.13%, 11/1/2022	176,000	178,832
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
1.80%, 7/13/2021	$ 210,000	$ 213,173
Series GMTN, 3.25%, 3/11/2024	250,000	271,883
Series MTN, 0.75%, 6/12/2023	415,000	417,789
Series MTN, 1.15%, 6/12/2025 (b)	500,000	506,820
Series MTN, 1.90%, 12/1/2022	350,000	361,126
Series MTN, 2.65%, 6/12/2024	760,000	813,177
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	250,000	256,158
Series BKNT, 2.15%, 12/6/2024	250,000	262,870
Series BKNT, 2.45%, 8/1/2022	242,000	250,773
Series BKNT, 2.75%, 5/1/2023	255,000	268,959
Series BKNT, 2.80%, 5/17/2022	350,000	364,224
Series BKNT, 3.00%, 2/2/2023	415,000	438,779
Series BKNT, 3.30%, 5/15/2026	206,000	226,328
Series BKNT, 3.63%, 9/16/2025	268,000	299,176
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	100,000	108,447
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (d)	513,000	514,288
Series BNKT, 3.20%, 4/1/2024	106,000	115,243
Truist Financial Corp.:
2.70%, 1/27/2022	243,000	250,545
4.00%, 5/1/2025	220,000	250,285
Series MTN, 1.20%, 8/5/2025 (b)	135,000	136,972
Series MTN, 1.95%, 6/5/2030 (b)	135,000	137,986
Series MTN, 2.20%, 3/16/2023	443,000	459,869
Series MTN, 2.50%, 8/1/2024	186,000	197,887
Series MTN, 2.85%, 10/26/2024	220,000	237,310
Series MTN, 3.05%, 6/20/2022	462,000	483,783
Series MTN, 3.20%, 9/3/2021	377,000	388,302
Series MTN, 3.70%, 6/5/2025	190,000	215,004
Series MTN, 3.75%, 12/6/2023	149,000	163,177
Series MTN, 3.88%, 3/19/2029 (b)	253,000	286,487

141

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.95%, 3/22/2022	$ 235,000	$ 244,821
US Bancorp:
1.45%, 5/12/2025	250,000	257,395
2.40%, 7/30/2024	270,000	287,534
3.38%, 2/5/2024	219,000	239,382
Series DMTN, 3.00%, 7/30/2029	193,000	209,990
Series MTN, 2.95%, 7/15/2022	422,000	442,096
Series MTN, 3.10%, 4/27/2026	243,000	269,295
Series MTN, 3.70%, 1/30/2024	231,000	254,664
Series V, 2.63%, 1/24/2022	486,000	501,712
Series X, 3.15%, 4/27/2027 (b)	278,000	312,161
US Bank NA:
Series BKNT, 1.80%, 1/21/2022	275,000	280,574
Series BKNT, 2.65%, 5/23/2022	770,000	801,555
Series BKNT, 2.85%, 1/23/2023	269,000	284,306
Series BKNT, 3.40%, 7/24/2023	750,000	810,900
Wachovia Corp. 7.57%, 8/1/2026 (b) (f)	633,000	812,981
Webster Financial Corp. 4.10%, 3/25/2029	272,000	289,596
Wells Fargo & Co.:
2.10%, 7/26/2021	670,000	680,887
3.00%, 4/22/2026	702,000	765,784
3.00%, 10/23/2026	397,000	433,699
3.07%, 1/24/2023	1,516,000	1,571,304
3.90%, 5/1/2045 (b)	500,000	585,215
4.48%, 1/16/2024	422,000	467,909
5.38%, 11/2/2043	706,000	950,989
5.61%, 1/15/2044	645,000	884,669
5.95%, 12/1/2086	405,000	486,352
SOFR + 2.00%, 2.19%, 4/30/2026 (b) (d)	410,000	423,952
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	415,000	433,152
Series GMTN, 4.30%, 7/22/2027	298,000	340,885
Series GMTN, 4.90%, 11/17/2045	578,000	740,510
Series M, 3.45%, 2/13/2023	194,000	205,879
Series MTN, 2.63%, 7/22/2022	346,000	360,006
Series MTN, 3.00%, 2/19/2025	428,000	462,133
Series MTN, 3.30%, 9/9/2024	785,000	859,795
Series MTN, 3.50%, 3/8/2022	822,000	860,996
Series MTN, 4.10%, 6/3/2026	1,342,000	1,513,132
Security Description	Principal Amount	Value
Series MTN, 4.40%, 6/14/2046	$ 250,000	$ 301,033
Series MTN, 4.65%, 11/4/2044	480,000	592,190
Series MTN, 4.75%, 12/7/2046	775,000	993,100
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	810,000	835,369
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	956,000	994,957
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (d)	625,000	653,456
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	670,000	715,225
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	763,000	826,184
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	448,000	497,137
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	200,000	241,696
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	800,000	1,110,280
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (d)	980,000	995,112
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (b) (d)	1,210,000	1,250,148
Wells Fargo Bank NA:
5.95%, 8/26/2036	250,000	344,737
Series BKNT, 3.55%, 8/14/2023	597,000	647,035
Series BKNT, 5.85%, 2/1/2037	166,000	228,545
Series BKNT, 6.60%, 1/15/2038	500,000	736,025
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	321,000	325,892
Westpac Banking Corp.:
2.00%, 1/13/2023	400,000	413,688
2.35%, 2/19/2025	801,000	850,189
2.65%, 1/16/2030 (b)	175,000	191,627
2.70%, 8/19/2026	419,000	457,762
2.75%, 1/11/2023	803,000	845,696
2.80%, 1/11/2022	544,000	562,746
3.30%, 2/26/2024	267,000	290,621
3.35%, 3/8/2027	267,000	302,471
3.65%, 5/15/2023	180,000	195,212
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (d)	305,000	336,119

142

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Wintrust Financial Corp. 4.85%, 6/6/2029	$ 280,000	$ 298,598
Zions Bancorp NA 3.25%, 10/29/2029	112,000	109,558
		287,226,688
BEVERAGES — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	653,000	766,485
4.90%, 2/1/2046	1,661,000	2,014,162
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	157,000	175,961
4.90%, 2/1/2046	312,000	379,021
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030 (b)	1,850,000	2,080,029
3.75%, 7/15/2042	680,000	722,643
4.00%, 4/13/2028	277,000	319,688
4.15%, 1/23/2025	1,857,000	2,105,207
4.35%, 6/1/2040	850,000	971,159
4.38%, 4/15/2038	150,000	169,982
4.44%, 10/6/2048	899,000	1,035,486
4.50%, 6/1/2050 (b)	560,000	665,353
4.60%, 4/15/2048	729,000	852,172
4.60%, 6/1/2060	89,000	106,219
4.75%, 1/23/2029	997,000	1,203,329
4.90%, 1/23/2031 (b)	226,000	283,020
4.95%, 1/15/2042	435,000	522,309
5.45%, 1/23/2039	173,000	218,395
5.55%, 1/23/2049	1,435,000	1,905,580
8.20%, 1/15/2039	320,000	512,269
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	67,081
4.00%, 4/15/2038	55,000	64,924
4.50%, 7/15/2045	40,000	49,726
Coca-Cola Co 1.45%, 6/1/2027	100,000	102,764
Coca-Cola Co.:
1.65%, 6/1/2030 (b)	170,000	173,181
1.75%, 9/6/2024	165,000	172,937
2.20%, 5/25/2022	95,000	98,246
2.25%, 9/1/2026 (b)	156,000	169,329
2.50%, 6/1/2040	115,000	118,621
2.55%, 6/1/2026	224,000	245,739
2.60%, 6/1/2050	314,000	316,892
2.75%, 6/1/2060	265,000	267,247
2.88%, 10/27/2025 (b)	101,000	111,943
2.90%, 5/25/2027 (b)	174,000	194,158
3.20%, 11/1/2023	285,000	310,006
3.30%, 9/1/2021	186,000	192,300
3.38%, 3/25/2027	700,000	803,124
3.45%, 3/25/2030 (b)	666,000	782,896
4.20%, 3/25/2050 (b)	700,000	925,302
Security Description	Principal Amount	Value
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	$ 690,000	$ 724,859
5.25%, 11/26/2043	375,000	507,896
Constellation Brands, Inc.:
2.70%, 5/9/2022	261,000	270,268
3.60%, 2/15/2028	342,000	376,894
4.10%, 2/15/2048	100,000	113,198
4.25%, 5/1/2023	197,000	215,747
4.40%, 11/15/2025	100,000	115,453
4.50%, 5/9/2047	436,000	517,188
4.65%, 11/15/2028	250,000	295,230
4.75%, 11/15/2024	270,000	310,743
5.25%, 11/15/2048	164,000	214,228
Diageo Capital PLC:
1.38%, 9/29/2025 (b)	200,000	203,584
2.00%, 4/29/2030 (b)	200,000	206,714
2.13%, 4/29/2032	200,000	207,302
2.63%, 4/29/2023 (b)	239,000	252,071
3.50%, 9/18/2023	33,000	35,813
3.88%, 5/18/2028	255,000	298,138
3.88%, 4/29/2043	141,000	169,641
Diageo Captial PLC:
2.13%, 10/24/2024	200,000	210,128
2.38%, 10/24/2029	103,000	109,735
Diageo Investment Corp.:
4.25%, 5/11/2042	178,000	221,701
7.45%, 4/15/2035	221,000	364,577
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023 (b)	636,000	658,972
3.50%, 1/16/2050	674,000	694,699
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026 (b)	272,000	291,149
3.43%, 6/15/2027	82,000	90,539
3.80%, 5/1/2050 (b)	175,000	198,012
4.06%, 5/25/2023	273,000	297,357
4.42%, 5/25/2025	214,000	246,759
4.42%, 12/15/2046	350,000	420,941
4.50%, 11/15/2045	213,000	257,166
4.60%, 5/25/2028 (b)	227,000	272,264
4.99%, 5/25/2038	231,000	295,139
5.09%, 5/25/2048	163,000	216,171
Molson Coors Brewing Co.:
2.10%, 7/15/2021	547,000	554,313
3.00%, 7/15/2026	415,000	429,986
4.20%, 7/15/2046	348,000	337,974
5.00%, 5/1/2042	229,000	242,845
PepsiCo, Inc.:
0.75%, 5/1/2023	277,000	279,055
1.63%, 5/1/2030	181,000	184,376
1.70%, 10/6/2021	345,000	350,572
2.25%, 3/19/2025	499,000	533,316
2.75%, 3/5/2022 (b)	424,000	441,286
2.75%, 3/1/2023	193,000	204,111
2.75%, 4/30/2025 (b)	354,000	386,172

143

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.75%, 3/19/2030 (b)	$ 750,000	$ 835,987
2.88%, 10/15/2049	172,000	186,238
3.00%, 10/15/2027	265,000	297,258
3.10%, 7/17/2022	435,000	457,041
3.38%, 7/29/2049	150,000	172,079
3.45%, 10/6/2046	855,000	991,501
3.60%, 3/1/2024	117,000	129,012
3.60%, 8/13/2042	270,000	324,823
3.63%, 3/19/2050 (b)	600,000	730,470
4.00%, 3/5/2042	500,000	622,045
4.45%, 4/14/2046	380,000	504,021
4.60%, 7/17/2045	160,000	215,531
		41,465,173
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
2.20%, 2/21/2027	285,000	299,558
2.25%, 8/19/2023 (b)	270,000	282,612
2.30%, 2/25/2031	200,000	208,106
2.45%, 2/21/2030	200,000	211,452
2.60%, 8/19/2026	217,000	236,404
2.65%, 5/11/2022	254,000	263,708
3.13%, 5/1/2025	282,000	309,202
3.15%, 2/21/2040	400,000	428,988
3.38%, 2/21/2050	700,000	773,885
3.63%, 5/15/2022	660,000	691,832
3.63%, 5/22/2024	240,000	263,155
3.88%, 11/15/2021	323,143	335,206
4.40%, 5/1/2045	363,000	449,964
4.56%, 6/15/2048	320,000	414,707
4.66%, 6/15/2051	683,000	909,455
4.95%, 10/1/2041	123,000	160,000
5.15%, 11/15/2041	280,000	371,185
5.65%, 6/15/2042	300,000	427,467
6.40%, 2/1/2039	425,000	625,413
Baxalta, Inc.:
4.00%, 6/23/2025	139,000	159,313
5.25%, 6/23/2045	122,000	170,410
Biogen, Inc.:
2.25%, 5/1/2030	110,000	111,206
3.15%, 5/1/2050	175,000	168,814
4.05%, 9/15/2025	590,000	676,824
5.20%, 9/15/2045	633,000	822,007
Gilead Sciences, Inc.:
3.50%, 2/1/2025	314,000	349,510
3.65%, 3/1/2026	982,000	1,123,133
3.70%, 4/1/2024	633,000	697,129
4.40%, 12/1/2021	152,000	159,109
4.50%, 2/1/2045	627,000	815,282
4.60%, 9/1/2035	244,000	318,857
4.75%, 3/1/2046	1,078,000	1,454,060
4.80%, 4/1/2044	745,000	1,001,332
		15,689,285
Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
1.92%, 2/15/2023 (c)	$ 330,000	$ 336,478
2.24%, 2/15/2025 (c)	615,000	630,031
2.49%, 2/15/2027 (c)	165,000	167,942
2.72%, 2/15/2030 (c)	235,000	235,491
3.38%, 4/5/2040 (c)	185,000	180,105
3.58%, 4/5/2050 (c)	240,000	234,322
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	350,000	381,780
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	109,720
4.50%, 2/15/2047	244,000	278,624
4.63%, 7/2/2044	340,000	387,631
5.13%, 9/14/2045	21,000	25,310
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,785
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	261,843
4.25%, 7/2/2024	130,000	141,697
Series CB, 2.50%, 3/15/2030 (b)	100,000	100,612
Masco Corp.:
3.50%, 11/15/2027	30,000	30,736
4.38%, 4/1/2026	210,000	238,554
4.50%, 5/15/2047	150,000	158,116
5.95%, 3/15/2022	120,000	129,272
Owens Corning:
3.40%, 8/15/2026	86,000	90,050
3.88%, 6/1/2030	200,000	210,984
3.95%, 8/15/2029	179,000	195,054
4.30%, 7/15/2047	90,000	91,216
4.40%, 1/30/2048	365,000	375,950
Vulcan Materials Co.:
3.50%, 6/1/2030	200,000	217,666
3.90%, 4/1/2027	64,000	70,169
4.50%, 4/1/2025 (b)	235,000	261,252
4.50%, 6/15/2047	312,000	350,700
		5,917,090
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	130,000	134,274
1.85%, 5/15/2027	110,000	115,459
2.05%, 5/15/2030	270,000	283,225
2.70%, 5/15/2040 (b)	200,000	210,260
2.75%, 2/3/2023	100,000	105,036
2.80%, 5/15/2050	145,000	152,449
3.00%, 11/3/2021	120,000	123,691
3.35%, 7/31/2024	116,000	126,903
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (c)	125,000	120,705

144

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Braskem Finance, Ltd. 6.45%, 2/3/2024 (b)	$ 353,000	$ 384,851
Cabot Corp.:
3.70%, 7/15/2022	100,000	103,721
4.00%, 7/1/2029	100,000	102,946
Celanese US Holdings LLC 4.63%, 11/15/2022	106,000	112,611
Dow Chemical Co.:
4.38%, 11/15/2042	160,000	178,464
4.63%, 10/1/2044	240,000	276,864
4.80%, 11/30/2028	81,000	96,720
4.80%, 5/15/2049	500,000	594,220
5.25%, 11/15/2041	400,000	480,300
7.38%, 11/1/2029	300,000	424,056
9.40%, 5/15/2039	84,000	139,515
DowDuPont, Inc.:
4.21%, 11/15/2023	580,000	636,086
4.49%, 11/15/2025	367,000	421,129
4.73%, 11/15/2028	333,000	400,639
5.32%, 11/15/2038	376,000	476,125
5.42%, 11/15/2048	500,000	657,820
DuPont de Nemours, Inc. 2.17%, 5/1/2023	585,000	596,162
Eastman Chemical Co.:
3.50%, 12/1/2021	213,000	219,733
3.60%, 8/15/2022	249,000	259,717
4.65%, 10/15/2044 (b)	277,000	319,134
4.80%, 9/1/2042	102,000	119,069
Ecolab, Inc.:
2.38%, 8/10/2022	163,000	169,266
2.70%, 11/1/2026 (b)	178,000	197,715
3.25%, 12/1/2027	153,000	172,731
4.35%, 12/8/2021	148,000	156,488
4.80%, 3/24/2030 (b)	200,000	253,364
5.50%, 12/8/2041	128,000	179,222
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (b)	210,000	218,026
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	105,000	108,269
FMC Corp.:
3.20%, 10/1/2026	170,000	183,962
3.45%, 10/1/2029	150,000	162,346
4.50%, 10/1/2049	180,000	211,513
Huntsman International LLC 4.50%, 5/1/2029	125,000	131,575
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	505,000	539,093
Lubrizol Corp. 6.50%, 10/1/2034	70,000	107,205
LYB International Finance B.V.:
4.00%, 7/15/2023	735,000	796,858
4.88%, 3/15/2044 (b)	125,000	146,675
LYB International Finance III LLC 4.20%, 10/15/2049 (b)	250,000	268,545
Security Description	Principal Amount	Value
LyondellBasell Industries NV:
4.63%, 2/26/2055	$ 188,000	$ 209,411
5.75%, 4/15/2024	206,000	236,568
Mosaic Co.:
3.25%, 11/15/2022	210,000	214,939
3.75%, 11/15/2021	112,000	114,701
4.05%, 11/15/2027 (b)	113,000	119,736
4.25%, 11/15/2023	191,000	201,066
4.88%, 11/15/2041	250,000	243,472
Nutrien, Ltd.:
1.90%, 5/13/2023	70,000	72,041
2.95%, 5/13/2030 (b)	200,000	212,544
3.00%, 4/1/2025	110,000	117,364
3.15%, 10/1/2022	295,000	307,844
3.63%, 3/15/2024	140,000	151,406
3.95%, 5/13/2050	200,000	222,588
4.00%, 12/15/2026	173,000	194,625
4.13%, 3/15/2035	160,000	178,296
4.90%, 6/1/2043	250,000	292,997
5.00%, 4/1/2049	215,000	274,559
5.63%, 12/1/2040	200,000	243,764
5.88%, 12/1/2036	260,000	314,249
6.13%, 1/15/2041	268,000	342,156
PPG Industries, Inc.:
2.40%, 8/15/2024	180,000	190,685
2.55%, 6/15/2030	100,000	103,350
2.80%, 8/15/2029 (b)	140,000	148,655
3.20%, 3/15/2023 (b)	100,000	105,806
Praxair, Inc.:
2.45%, 2/15/2022	197,000	202,110
3.20%, 1/30/2026	258,000	287,224
3.55%, 11/7/2042 (b)	326,000	365,625
Rohm & Haas Co. 7.85%, 7/15/2029	244,000	345,890
RPM International, Inc.:
3.75%, 3/15/2027 (b)	233,000	246,192
4.25%, 1/15/2048	400,000	401,740
5.25%, 6/1/2045	290,000	330,864
Sherwin-Williams Co.:
2.30%, 5/15/2030	120,000	122,393
2.95%, 8/15/2029	406,000	437,388
3.30%, 5/15/2050	200,000	203,880
3.45%, 8/1/2025	95,000	104,807
3.80%, 8/15/2049	400,000	440,196
4.00%, 12/15/2042	108,000	117,293
Syngenta Finance NV 3.13%, 3/28/2022 (b)	634,000	642,451
Westlake Chemical Corp.:
3.60%, 8/15/2026	185,000	194,918
4.38%, 11/15/2047	300,000	295,779
		21,926,309
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	190,000	208,145

145

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Automatic Data Processing, Inc. 3.38%, 9/15/2025	$ 126,000	$ 141,551
Block Financial LLC:
5.25%, 10/1/2025	200,000	216,322
5.50%, 11/1/2022	100,000	106,405
California Institute of Technology 3.65%, 9/1/2119	105,000	116,218
Cintas Corp. No. 2:
2.90%, 4/1/2022	57,000	59,210
3.25%, 6/1/2022	145,000	151,199
Duke University:
Series 2020, 2.68%, 10/1/2044	100,000	105,028
Series 2020, 2.83%, 10/1/2055	210,000	220,742
Emory University:
Series 2020, 2.14%, 9/1/2030	65,000	67,001
Series 2020, 2.97%, 9/1/2050	65,000	69,441
Equifax, Inc. 3.95%, 6/15/2023	150,000	162,153
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	25,000	25,757
Series 2020, 2.82%, 6/1/2070	45,000	46,751
George Washington University Series 2014, 4.30%, 9/15/2044	60,000	73,249
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	137,057
Series B, 4.32%, 4/1/2049	100,000	127,805
Global Payments, Inc.:
2.65%, 2/15/2025	132,000	140,179
2.90%, 5/15/2030	115,000	120,467
3.20%, 8/15/2029	269,000	288,091
4.00%, 6/1/2023	300,000	325,077
4.15%, 8/15/2049	542,000	622,102
IHS Markit, Ltd.:
3.63%, 5/1/2024	285,000	305,241
4.13%, 8/1/2023	319,000	348,852
4.75%, 8/1/2028	284,000	333,106
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	324,815
Leland Stanford Junior University:
1.29%, 6/1/2027	35,000	35,422
2.41%, 6/1/2050	120,000	123,210
Massachusetts Institute of Technology:
3.89%, 7/1/2116	209,000	260,176
4.68%, 7/1/2114	80,000	118,344
5.60%, 7/1/2111	249,000	442,535
Series F, 2.99%, 7/1/2050	350,000	397,537
Moody's Corp.:
2.63%, 1/15/2023	100,000	104,723
2.75%, 12/15/2021	150,000	154,413
4.25%, 2/1/2029 (b)	300,000	353,670
Security Description	Principal Amount	Value
4.50%, 9/1/2022	$ 424,000	$ 454,689
4.88%, 2/15/2024	123,000	138,510
4.88%, 12/17/2048	100,000	131,918
5.25%, 7/15/2044	240,000	331,620
Northeastern University Series 2020, 2.89%, 10/1/2050 (e)	165,000	168,450
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	282,004
PayPal Holdings, Inc.:
1.35%, 6/1/2023	110,000	112,097
1.65%, 6/1/2025	200,000	206,916
2.20%, 9/26/2022	224,000	231,809
2.30%, 6/1/2030	160,000	167,037
2.40%, 10/1/2024	214,000	227,394
2.65%, 10/1/2026	380,000	413,474
2.85%, 10/1/2029	260,000	283,221
3.25%, 6/1/2050 (b)	200,000	216,406
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	201,838
3.30%, 7/15/2056	200,000	242,350
RELX Capital, Inc.:
3.00%, 5/22/2030	150,000	161,814
3.50%, 3/16/2023	227,000	241,834
S&P Global, Inc.:
3.25%, 12/1/2049	355,000	390,571
4.00%, 6/15/2025	211,000	241,329
4.40%, 2/15/2026	445,000	525,296
4.50%, 5/15/2048	171,000	221,560
Total System Services, Inc. 4.45%, 6/1/2028	113,000	131,730
Trustees of Boston College 3.13%, 7/1/2052	160,000	181,278
Trustees of Boston University Series CC, 4.06%, 10/1/2048	225,000	285,345
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	100,000	116,765
University of Chicago Series 20B, 2.76%, 4/1/2045	30,000	30,825
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	402,000	474,163
University of Southern California:
2.81%, 10/1/2050	200,000	214,946
3.03%, 10/1/2039	100,000	108,928
Series 2017, 3.84%, 10/1/2047	100,000	123,380
Series A, 3.23%, 10/1/2120	160,000	166,992
Verisk Analytics, Inc.:
3.63%, 5/15/2050	100,000	112,286
4.13%, 3/15/2029	307,000	360,025

146

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
William Marsh Rice University 3.77%, 5/15/2055	$ 85,000	$ 104,459
Yale University:
Series 2020, 0.87%, 4/15/2025	200,000	201,840
Series 2020, 1.48%, 4/15/2030	200,000	202,748
Series 2020, 2.40%, 4/15/2050	200,000	207,134
		15,446,975
COMPUTERS — 0.7%
Amdocs, Ltd. 2.54%, 6/15/2030 (b)	250,000	248,350
Apple, Inc.:
0.75%, 5/11/2023	195,000	196,747
1.13%, 5/11/2025	265,000	270,223
1.55%, 8/4/2021	319,000	322,905
1.65%, 5/11/2030 (b)	245,000	250,424
1.70%, 9/11/2022	170,000	175,054
1.80%, 9/11/2024 (b)	200,000	209,502
2.05%, 9/11/2026	407,000	434,367
2.10%, 9/12/2022	293,000	303,677
2.15%, 2/9/2022	1,049,000	1,079,253
2.20%, 9/11/2029	266,000	285,325
2.30%, 5/11/2022	397,000	410,562
2.40%, 1/13/2023	632,000	663,986
2.40%, 5/3/2023	261,000	275,887
2.45%, 8/4/2026	884,000	959,962
2.50%, 2/9/2022	473,000	488,666
2.65%, 5/11/2050	250,000	262,298
2.70%, 5/13/2022	191,000	199,352
2.75%, 1/13/2025	327,000	355,285
2.85%, 2/23/2023	163,000	172,901
2.85%, 5/11/2024	514,000	554,873
2.95%, 9/11/2049	235,000	256,904
3.00%, 2/9/2024	636,000	687,891
3.00%, 6/20/2027	769,000	861,249
3.00%, 11/13/2027	1,009,000	1,134,812
3.20%, 5/13/2025 (b)	509,000	568,034
3.20%, 5/11/2027	30,000	33,979
3.35%, 2/9/2027	760,000	862,995
3.45%, 5/6/2024	666,000	736,536
3.75%, 9/12/2047	721,000	882,497
3.75%, 11/13/2047	455,000	557,339
3.85%, 5/4/2043	750,000	925,537
3.85%, 8/4/2046	483,000	600,374
4.25%, 2/9/2047	135,000	175,852
4.38%, 5/13/2045	475,000	627,518
4.50%, 2/23/2036	395,000	524,904
4.65%, 2/23/2046	299,000	411,089
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b) (c)	182,000	196,385
4.90%, 10/1/2026 (c)	403,000	443,792
5.30%, 10/1/2029 (c)	386,000	426,515
Security Description	Principal Amount	Value
5.45%, 6/15/2023 (c)	$ 162,000	$ 177,249
5.85%, 7/15/2025 (c)	500,000	574,085
6.02%, 6/15/2026 (c)	400,000	457,620
6.20%, 7/15/2030 (c)	700,000	820,526
8.10%, 7/15/2036 (c)	415,000	537,093
8.35%, 7/15/2046 (c)	805,000	1,068,460
DXC Technology Co. 4.75%, 4/15/2027	698,000	762,726
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	492,000	510,430
3.70%, 4/1/2022	219,000	222,865
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	384,000	395,620
4.40%, 10/15/2022	372,000	398,178
4.45%, 10/2/2023	160,000	174,888
6.20%, 10/15/2035	388,000	477,345
6.35%, 10/15/2045	606,000	741,326
HP, Inc.:
2.20%, 6/17/2025	250,000	258,583
3.00%, 6/17/2027	250,000	262,778
3.40%, 6/17/2030	250,000	258,268
4.05%, 9/15/2022	301,000	321,769
IBM Credit LLC:
2.20%, 9/8/2022	100,000	103,555
3.00%, 2/6/2023	535,000	567,715
3.60%, 11/30/2021	37,000	38,688
International Business Machines Corp.:
1.70%, 5/15/2027	403,000	411,580
1.95%, 5/15/2030	220,000	224,994
2.85%, 5/13/2022	648,000	677,309
2.85%, 5/15/2040 (b)	310,000	322,846
2.88%, 11/9/2022	1,116,000	1,178,050
2.95%, 5/15/2050	300,000	307,818
3.00%, 5/15/2024	722,000	780,742
3.30%, 5/15/2026	525,000	590,142
3.45%, 2/19/2026 (b)	307,000	346,747
3.63%, 2/12/2024	899,000	989,520
4.00%, 6/20/2042	283,000	339,396
4.15%, 5/15/2039	350,000	423,594
4.25%, 5/15/2049	443,000	550,250
7.13%, 12/1/2096	400,000	682,684
Leidos, Inc.:
2.95%, 5/15/2023 (c)	45,000	47,238
3.63%, 5/15/2025 (b) (c)	45,000	49,012
4.38%, 5/15/2030 (c)	40,000	45,096
NetApp, Inc.:
1.88%, 6/22/2025	105,000	106,602
2.38%, 6/22/2027	150,000	152,207
2.70%, 6/22/2030	150,000	150,323
3.30%, 9/29/2024	250,000	267,505
Seagate HDD Cayman:
4.09%, 6/1/2029 (c)	269,000	282,590
4.13%, 1/15/2031 (c)	50,000	52,845
4.88%, 6/1/2027	89,000	96,488

147

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.75%, 12/1/2034	$ 243,000	$ 268,099
		37,507,245
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	128,000	133,518
Series MTN, 2.30%, 5/3/2022	205,000	212,509
Series MTN, 3.25%, 3/15/2024	230,000	251,871
Series MTN, 3.70%, 8/1/2047 (b)	235,000	303,126
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	112,000	117,968
2.38%, 12/1/2029 (b)	135,000	144,835
3.13%, 12/1/2049	125,000	136,215
3.15%, 3/15/2027 (b)	163,000	182,394
4.15%, 3/15/2047 (b)	115,000	143,728
Procter & Gamble Co.:
1.70%, 11/3/2021	217,000	220,893
2.15%, 8/11/2022	305,000	316,645
2.30%, 2/6/2022	354,000	365,070
2.45%, 11/3/2026	184,000	202,295
3.00%, 3/25/2030	2,000,000	2,289,920
3.10%, 8/15/2023	200,000	218,322
3.50%, 10/25/2047	122,000	149,372
5.50%, 2/1/2034	200,000	286,116
Unilever Capital Corp.:
2.00%, 7/28/2026	187,000	198,499
2.60%, 5/5/2024	169,000	180,654
2.90%, 5/5/2027 (b)	151,000	167,772
3.00%, 3/7/2022	158,000	164,846
3.38%, 3/22/2025	116,000	129,401
3.50%, 3/22/2028	300,000	345,849
5.90%, 11/15/2032	653,000	946,132
		7,807,950
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	218,236
4.20%, 5/15/2047	250,000	293,570
4.60%, 6/15/2045	127,000	159,513
		671,319
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024 (b)	235,000	221,516
3.88%, 1/23/2028 (b)	203,000	183,680
3.95%, 2/1/2022	594,000	592,978
4.45%, 12/16/2021	142,000	143,406
4.45%, 10/1/2025	117,000	112,484
4.45%, 4/3/2026	185,000	175,922
Security Description	Principal Amount	Value
4.50%, 9/15/2023 (e)	$ 265,000	$ 265,292
4.63%, 7/1/2022	350,000	353,654
5.00%, 10/1/2021	318,000	321,593
6.50%, 7/15/2025	150,000	157,398
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	107,628
Air Lease Corp.:
2.25%, 1/15/2023	122,000	120,430
2.63%, 7/1/2022	156,000	154,793
2.75%, 1/15/2023	100,000	98,884
3.00%, 9/15/2023	223,000	220,404
3.25%, 3/1/2025 (b)	270,000	270,662
3.25%, 10/1/2029 (b)	150,000	142,020
3.38%, 7/1/2025	95,000	95,435
3.50%, 1/15/2022	129,000	129,949
3.75%, 2/1/2022	148,000	149,829
Series GMTN, 3.75%, 6/1/2026	175,000	176,577
Series MTN, 2.30%, 2/1/2025	350,000	334,435
Series MTN, 3.00%, 2/1/2030 (b)	300,000	278,043
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	80,153
4.25%, 6/15/2026	290,000	264,799
5.00%, 4/1/2023	314,000	307,547
5.50%, 2/15/2022	120,000	120,611
Ally Financial, Inc.:
3.88%, 5/21/2024	150,000	155,093
4.13%, 2/13/2022	217,000	223,024
5.13%, 9/30/2024	435,000	469,909
8.00%, 11/1/2031	787,000	1,022,888
American Express Co.:
2.50%, 8/1/2022	784,000	812,749
2.50%, 7/30/2024	327,000	345,861
2.65%, 12/2/2022	621,000	649,988
2.75%, 5/20/2022	452,000	469,538
3.00%, 10/30/2024	238,000	257,333
3.13%, 5/20/2026	330,000	366,264
3.40%, 2/22/2024	466,000	506,453
3.63%, 12/5/2024	230,000	254,357
3.70%, 11/5/2021	319,000	331,661
3.70%, 8/3/2023	227,000	246,763
4.20%, 11/6/2025	263,000	305,469
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	230,000	237,972
Series MTN, 3.30%, 5/3/2027 (b)	389,000	442,067
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	198,000	214,822
3.00%, 3/22/2022	115,000	119,610
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	49,312
5.38%, 7/24/2023	110,000	114,194
BlackRock, Inc.:
1.90%, 1/28/2031	125,000	127,945

148

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.40%, 4/30/2030	$ 296,000	$ 318,943
3.20%, 3/15/2027	258,000	291,230
3.25%, 4/30/2029	163,000	186,770
3.50%, 3/18/2024	609,000	673,231
Brookfield Finance LLC 3.45%, 4/15/2050	200,000	191,152
Brookfield Finance, Inc.:
3.90%, 1/25/2028	299,000	327,109
4.25%, 6/2/2026 (b)	285,000	319,633
4.70%, 9/20/2047	215,000	249,628
4.85%, 3/29/2029	175,000	205,732
Capital One Bank USA NA 3.38%, 2/15/2023	746,000	783,069
Capital One Financial Corp.:
2.60%, 5/11/2023	125,000	130,501
3.20%, 1/30/2023	268,000	282,871
3.20%, 2/5/2025	305,000	327,506
3.30%, 10/30/2024	962,000	1,034,843
3.65%, 5/11/2027	250,000	275,007
3.75%, 7/28/2026 (b)	33,000	36,218
3.75%, 3/9/2027	335,000	370,185
3.80%, 1/31/2028 (b)	1,245,000	1,379,809
3.90%, 1/29/2024	271,000	294,924
4.20%, 10/29/2025	271,000	301,216
4.75%, 7/15/2021	342,000	356,556
Charles Schwab Corp.:
2.65%, 1/25/2023	554,000	583,024
3.00%, 3/10/2025	118,000	128,924
3.20%, 3/2/2027	107,000	119,141
3.20%, 1/25/2028	256,000	285,924
3.25%, 5/22/2029	120,000	134,975
3.45%, 2/13/2026 (b)	123,000	138,473
CME Group, Inc.:
3.00%, 3/15/2025	216,000	238,127
3.75%, 6/15/2028 (b)	275,000	330,660
4.15%, 6/15/2048	135,000	181,980
5.30%, 9/15/2043	250,000	368,875
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	450,648
Discover Financial Services:
3.75%, 3/4/2025	152,000	163,826
4.10%, 2/9/2027	219,000	239,996
4.50%, 1/30/2026	233,000	262,927
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	194,708
Franklin Resources, Inc. 2.85%, 3/30/2025	425,000	459,446
GE Capital Funding LLC:
3.45%, 5/15/2025 (b) (c)	250,000	261,805
4.05%, 5/15/2027 (c)	300,000	315,693
4.40%, 5/15/2030 (b) (c)	500,000	519,720
4.55%, 5/15/2032 (c)	300,000	310,896
GE Capital International Funding Co. 4.42%, 11/15/2035	2,316,000	2,345,413
Security Description	Principal Amount	Value
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	$ 435,000	$ 453,514
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	220,000	224,858
2.35%, 9/15/2022	150,000	155,742
3.00%, 6/15/2050	165,000	172,255
3.10%, 9/15/2027	276,000	308,057
3.45%, 9/21/2023	165,000	178,977
3.75%, 12/1/2025	153,000	174,873
3.75%, 9/21/2028 (b)	246,000	288,199
4.00%, 10/15/2023	154,000	170,512
4.25%, 9/21/2048	160,000	202,544
International Lease Finance Corp. 8.63%, 1/15/2022	227,000	244,266
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	164,592
4.00%, 1/30/2024	248,000	269,311
Janus Capital Group, Inc. 4.88%, 8/1/2025 (b)	230,000	253,062
Jefferies Group LLC:
5.13%, 1/20/2023	136,000	147,686
6.45%, 6/8/2027	100,000	117,176
6.50%, 1/20/2043	205,000	235,055
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	265,000	283,937
4.85%, 1/15/2027	194,000	212,579
Lazard Group LLC:
3.63%, 3/1/2027	200,000	209,486
3.75%, 2/13/2025	121,000	128,567
Mastercard, Inc.:
2.00%, 11/21/2021	94,000	96,026
2.00%, 3/3/2025 (b)	300,000	317,433
2.95%, 11/21/2026	141,000	158,333
2.95%, 6/1/2029	446,000	500,809
3.38%, 4/1/2024	251,000	277,478
3.50%, 2/26/2028	30,000	34,491
3.65%, 6/1/2049	320,000	384,080
3.80%, 11/21/2046	182,000	221,876
3.85%, 3/26/2050	183,000	227,700
3.95%, 2/26/2048	300,000	375,453
Nasdaq, Inc.:
3.85%, 6/30/2026	108,000	121,161
4.25%, 6/1/2024	100,000	110,640
Nomura Holdings, Inc.:
2.65%, 1/16/2025	155,000	161,654
3.10%, 1/16/2030	400,000	416,556
ORIX Corp.:
2.90%, 7/18/2022	71,000	73,528
3.25%, 12/4/2024	200,000	215,628
3.70%, 7/18/2027	63,000	70,322
4.05%, 1/16/2024	100,000	109,298
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	214,586

149

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Raymond James Financial, Inc.:
3.63%, 9/15/2026	$ 145,000	$ 161,047
4.95%, 7/15/2046	240,000	290,532
Stifel Financial Corp. 4.00%, 5/15/2030	250,000	264,963
Synchrony Financial:
3.70%, 8/4/2026	299,000	307,378
4.25%, 8/15/2024	253,000	265,362
4.38%, 3/19/2024	129,000	136,348
4.50%, 7/23/2025	116,000	123,173
5.15%, 3/19/2029	27,000	30,276
Visa, Inc.:
2.05%, 4/15/2030	1,600,000	1,678,032
2.75%, 9/15/2027	746,000	823,778
2.80%, 12/14/2022	667,000	703,992
3.15%, 12/14/2025	488,000	544,374
4.15%, 12/14/2035	456,000	583,680
4.30%, 12/14/2045	572,000	755,223
Western Union Co.:
2.85%, 1/10/2025 (b)	200,000	208,378
3.60%, 3/15/2022	150,000	155,981
6.20%, 11/17/2036	105,000	118,690
		45,508,215
ELECTRIC — 2.0%
AEP Texas, Inc.:
2.10%, 7/1/2030	400,000	401,212
Series H, 3.45%, 1/15/2050	213,000	229,644
AEP Transmission Co. LLC:
3.75%, 12/1/2047	235,000	270,896
3.80%, 6/15/2049	225,000	263,763
4.00%, 12/1/2046	512,000	608,707
Alabama Power Co.:
3.45%, 10/1/2049	200,000	221,070
3.85%, 12/1/2042	69,000	80,462
Series 17A, 2.45%, 3/30/2022	832,000	858,383
Ameren Corp. 2.50%, 9/15/2024	245,000	259,982
Ameren Illinois Co.:
2.70%, 9/1/2022	800,000	830,096
3.25%, 3/15/2050	200,000	221,266
3.70%, 12/1/2047	140,000	163,096
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	250,000	294,052
Appalachian Power Co.:
Series Y, 4.50%, 3/1/2049	100,000	121,643
Series Z, 3.70%, 5/1/2050	200,000	224,076
Arizona Public Service Co.:
2.60%, 8/15/2029 (b)	200,000	210,500
2.95%, 9/15/2027 (b)	108,000	116,589
3.15%, 5/15/2025	350,000	381,930
3.35%, 5/15/2050	105,000	111,690
3.50%, 12/1/2049	125,000	133,395
3.75%, 5/15/2046	115,000	129,096
4.25%, 3/1/2049	100,000	118,408
Security Description	Principal Amount	Value
Avangrid, Inc.:
3.15%, 12/1/2024	$ 393,000	$ 425,485
3.80%, 6/1/2029	212,000	245,549
Baltimore Gas & Electric Co.:
2.90%, 6/15/2050	165,000	169,546
3.20%, 9/15/2049 (b)	140,000	148,436
3.50%, 8/15/2046	1,000	1,108
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	247,622
3.75%, 11/15/2023	184,000	201,495
3.80%, 7/15/2048	330,000	384,364
4.25%, 10/15/2050 (c)	170,000	213,564
4.50%, 2/1/2045	107,000	134,506
6.13%, 4/1/2036	451,000	650,135
Black Hills Corp.:
2.50%, 6/15/2030	125,000	129,403
3.15%, 1/15/2027	50,000	52,200
4.25%, 11/30/2023	257,000	279,428
4.35%, 5/1/2033	220,000	243,652
CenterPoint Energy Houston Electric LLC:
4.50%, 4/1/2044	140,000	179,066
Series AA, 3.00%, 2/1/2027	354,000	382,164
Series AD, 2.90%, 7/1/2050	30,000	31,572
Series K2, 6.95%, 3/15/2033	271,000	405,671
Series Z, 2.40%, 9/1/2026	150,000	156,785
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	157,000	162,274
2.50%, 9/1/2024 (b)	100,000	105,625
2.95%, 3/1/2030	100,000	106,746
3.60%, 11/1/2021	65,000	67,478
3.85%, 2/1/2024	143,000	156,210
4.25%, 11/1/2028	120,000	138,925
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	50,000	51,812
3.74%, 5/1/2026	245,000	258,600
CMS Energy Corp.:
4.88%, 3/1/2044	385,000	501,640
5 year CMT + 4.12%, 4.75%, 6/1/2050 (b) (d)	250,000	254,662
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	108,645
3.65%, 6/15/2046	104,000	121,183
3.70%, 8/15/2028	63,000	73,195
4.00%, 3/1/2048	110,000	135,411
4.00%, 3/1/2049	155,000	191,312
4.70%, 1/15/2044	177,000	232,973
5.90%, 3/15/2036	214,000	304,184
Series 123, 3.75%, 8/15/2047	450,000	533,466
Series 127, 3.20%, 11/15/2049	315,000	342,537
Connecticut Light & Power Co.:
4.00%, 4/1/2048 (b)	98,000	120,184
Series A, 3.20%, 3/15/2027	161,000	179,525

150

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	$ 124,000	$ 138,768
3.80%, 5/15/2028 (b)	100,000	114,610
3.85%, 6/15/2046	675,000	782,500
4.45%, 3/15/2044	302,000	368,500
4.50%, 12/1/2045	275,000	340,026
4.50%, 5/15/2058	95,000	118,805
Series 09-C, 5.50%, 12/1/2039	378,000	511,476
Series 2017, 3.88%, 6/15/2047	140,000	161,767
Series 20B, 3.95%, 4/1/2050	400,000	483,480
Series A, 4.13%, 5/15/2049	130,000	157,707
Series B, 3.13%, 11/15/2027	349,000	386,982
Series C, 4.30%, 12/1/2056	185,000	223,018
Consumers Energy Co.:
2.50%, 5/1/2060	165,000	158,139
2.85%, 5/15/2022	439,000	455,743
3.10%, 8/15/2050	200,000	222,748
3.95%, 5/15/2043	100,000	121,228
4.05%, 5/15/2048 (b)	140,000	176,448
Dayton Power & Light Co. 3.95%, 6/15/2049	125,000	129,445
Delmarva Power & Light Co. 3.50%, 11/15/2023	140,000	151,708
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	100,000	144,479
Dominion Energy, Inc.:
2.72%, 8/15/2021 (f)	841,000	858,585
3.90%, 10/1/2025	273,000	308,195
4.25%, 6/1/2028	325,000	374,172
7.00%, 6/15/2038	600,000	862,626
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	105,000	106,948
Series A, 4.60%, 3/15/2049	365,000	462,375
Series B, 5.95%, 6/15/2035	102,000	135,093
Series D, 2.85%, 8/15/2026	205,000	220,039
Series F, 5.25%, 8/1/2033	343,000	415,346
DTE Electric Co.:
3.70%, 6/1/2046	100,000	116,129
3.75%, 8/15/2047	100,000	117,435
3.95%, 3/1/2049	100,000	122,432
Series A, 4.05%, 5/15/2048	230,000	285,216
DTE Energy Co.:
2.95%, 3/1/2030	500,000	522,615
6.38%, 4/15/2033	729,000	992,964
Series B, 2.60%, 6/15/2022	278,000	287,382
Series C, 2.53%, 10/1/2024	683,000	718,980
Series D, 3.70%, 8/1/2023	359,000	387,874
Duke Energy Carolinas LLC:
2.50%, 3/15/2023	70,000	73,305
2.95%, 12/1/2026	217,000	241,794
3.70%, 12/1/2047	600,000	711,150
Security Description	Principal Amount	Value
3.75%, 6/1/2045	$ 161,000	$ 188,017
4.00%, 9/30/2042	331,000	398,994
4.25%, 12/15/2041	324,000	403,173
6.05%, 4/15/2038	100,000	146,469
Duke Energy Corp.:
1.80%, 9/1/2021	237,000	240,128
2.40%, 8/15/2022	159,000	164,856
2.45%, 6/1/2030	380,000	399,756
3.05%, 8/15/2022	315,000	328,731
3.15%, 8/15/2027	313,000	347,468
3.40%, 6/15/2029	350,000	395,097
3.55%, 9/15/2021	67,000	68,845
3.75%, 4/15/2024	411,000	450,242
3.95%, 10/15/2023 (b)	225,000	245,898
3.95%, 8/15/2047	280,000	327,572
4.20%, 6/15/2049	255,000	311,875
4.80%, 12/15/2045	200,000	260,266
Duke Energy Florida LLC:
1.75%, 6/15/2030	105,000	106,394
2.50%, 12/1/2029	272,000	293,368
3.20%, 1/15/2027	175,000	196,280
3.80%, 7/15/2028	390,000	455,797
4.20%, 7/15/2048	200,000	253,688
Duke Energy Indiana LLC:
2.75%, 4/1/2050	125,000	126,535
Series WWW, 4.90%, 7/15/2043	177,000	236,624
Series YYY, 3.25%, 10/1/2049	100,000	111,342
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	180,000	187,049
3.70%, 6/15/2046	558,000	632,744
3.80%, 9/1/2023	150,000	163,092
4.30%, 2/1/2049	180,000	229,986
Duke Energy Progress LLC:
3.25%, 8/15/2025	229,000	254,293
3.60%, 9/15/2047	354,000	408,417
4.10%, 3/15/2043	100,000	121,155
4.15%, 12/1/2044	235,000	287,988
4.20%, 8/15/2045	125,000	154,619
Edison International:
2.40%, 9/15/2022	255,000	258,037
2.95%, 3/15/2023 (b)	387,000	395,843
3.13%, 11/15/2022	75,000	77,164
3.55%, 11/15/2024	140,000	147,717
Emera US Finance L.P. 3.55%, 6/15/2026	244,000	274,229
Enel Americas SA 4.00%, 10/25/2026 (b)	51,000	54,212
Enel Chile SA 4.88%, 6/12/2028	201,000	225,287
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	115,000	122,140
Entergy Arkansas LLC 3.50%, 4/1/2026	257,000	290,114

151

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Entergy Corp.:
2.95%, 9/1/2026	$ 57,000	$ 62,791
3.75%, 6/15/2050 (b)	188,000	211,051
Entergy Louisiana LLC:
3.12%, 9/1/2027	357,000	391,426
4.00%, 3/15/2033	232,000	285,279
4.05%, 9/1/2023	228,000	249,662
4.20%, 4/1/2050	100,000	126,756
4.95%, 1/15/2045	57,000	61,683
Entergy Mississippi LLC:
2.85%, 6/1/2028 (b)	645,000	690,969
3.85%, 6/1/2049	215,000	257,942
Entergy Texas, Inc.:
3.55%, 9/30/2049	205,000	225,297
4.00%, 3/30/2029	200,000	233,382
4.50%, 3/30/2039	250,000	303,197
Evergy Kansas Central, Inc.:
3.10%, 4/1/2027	250,000	271,815
3.25%, 9/1/2049	200,000	214,232
4.10%, 4/1/2043	300,000	352,395
4.25%, 12/1/2045	125,000	152,526
Evergy Metro, Inc.:
4.20%, 6/15/2047	115,000	141,130
Series 2019, 4.13%, 4/1/2049 (b)	200,000	245,960
Evergy, Inc. 2.90%, 9/15/2029 (b)	311,000	333,628
Eversource Energy:
2.80%, 5/1/2023	116,000	121,629
3.45%, 1/15/2050	200,000	216,156
Series K, 2.75%, 3/15/2022	100,000	103,599
Series M, 3.30%, 1/15/2028	100,000	109,855
Series O, 4.25%, 4/1/2029	75,000	88,273
Exelon Corp.:
3.50%, 6/1/2022	712,000	744,446
4.45%, 4/15/2046	313,000	380,004
5.10%, 6/15/2045	423,000	545,497
5.63%, 6/15/2035	310,000	407,932
Exelon Generation Co. LLC:
3.25%, 6/1/2025	295,000	318,211
3.40%, 3/15/2022	75,000	77,922
4.25%, 6/15/2022	313,000	330,922
5.60%, 6/15/2042	568,000	648,429
6.25%, 10/1/2039	240,000	285,113
FirstEnergy Corp.:
2.05%, 3/1/2025	355,000	367,585
2.65%, 3/1/2030	110,000	115,052
Series A, 1.60%, 1/15/2026	80,000	81,030
Series B, 2.25%, 9/1/2030	110,000	110,835
Series B, 3.90%, 7/15/2027	398,000	450,699
Series C, 3.40%, 3/1/2050	100,000	106,543
Series C, 4.85%, 7/15/2047	205,000	260,631
Series C, 7.38%, 11/15/2031	324,000	473,338
Florida Power & Light Co.:
2.85%, 4/1/2025	400,000	439,100
Security Description	Principal Amount	Value
3.13%, 12/1/2025	$ 232,000	$ 258,026
3.95%, 3/1/2048	190,000	238,925
3.99%, 3/1/2049	429,000	545,748
4.05%, 10/1/2044	545,000	683,403
5.65%, 2/1/2037	215,000	302,030
5.69%, 3/1/2040 (b)	100,000	147,658
5.96%, 4/1/2039 (b)	100,000	150,769
Georgia Power Co.:
3.25%, 3/30/2027 (b)	129,000	140,370
4.30%, 3/15/2042	331,000	385,158
Series A, 2.10%, 7/30/2023	580,000	603,542
Series B, 3.70%, 1/30/2050	50,000	56,129
Gulf Power Co. Series A, 3.30%, 5/30/2027	300,000	330,903
Iberdrola International B.V. 6.75%, 7/15/2036	100,000	139,289
Indiana Michigan Power Co.:
3.85%, 5/15/2028	125,000	141,586
4.25%, 8/15/2048	66,000	80,835
Series K, 4.55%, 3/15/2046	306,000	388,886
Interstate Power & Light Co.:
2.30%, 6/1/2030	200,000	204,274
3.50%, 9/30/2049	100,000	108,178
3.70%, 9/15/2046	85,000	93,936
ITC Holdings Corp.:
2.70%, 11/15/2022	108,000	112,617
3.25%, 6/30/2026	115,000	126,180
3.35%, 11/15/2027 (b)	100,000	110,866
3.65%, 6/15/2024	25,000	27,222
Kentucky Utilities Co.:
3.30%, 6/1/2050	145,000	154,279
4.38%, 10/1/2045	55,000	66,963
Louisville Gas & Electric Co. 4.25%, 4/1/2049	190,000	232,524
MidAmerican Energy Co.:
3.10%, 5/1/2027 (b)	300,000	336,138
3.15%, 4/15/2050	250,000	283,292
3.50%, 10/15/2024	276,000	305,940
3.65%, 4/15/2029 (b)	190,000	226,594
4.25%, 5/1/2046	225,000	283,243
4.80%, 9/15/2043	150,000	197,772
6.75%, 12/30/2031	73,000	108,420
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	256,000	300,147
National Rural Utilities Cooperative Finance Corp.:
2.40%, 3/15/2030 (b)	115,000	123,154
2.95%, 2/7/2024	360,000	385,405
3.70%, 3/15/2029	340,000	392,527
4.30%, 3/15/2049	475,000	599,702
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	195,000	193,097

152

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b) (d)	$ 215,000	$ 225,559
Series C, 8.00%, 3/1/2032	110,000	170,963
Series MTN, 1.75%, 1/21/2022	70,000	71,495
Series MTN, 2.30%, 9/15/2022	100,000	103,382
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	194,168
Series DD, 2.40%, 5/1/2030 (b)	100,000	105,845
Series EE, 3.13%, 8/1/2050 (b)	65,000	70,663
Series N, 6.65%, 4/1/2036	110,000	156,191
Series R, 6.75%, 7/1/2037	15,000	22,442
NextEra Energy Capital Holdings, Inc.:
2.25%, 6/1/2030	1,080,000	1,114,582
2.75%, 11/1/2029	227,000	244,835
2.80%, 1/15/2023	155,000	162,814
2.90%, 4/1/2022	165,000	171,603
3.15%, 4/1/2024 (b)	336,000	364,859
3.20%, 2/25/2022	100,000	104,220
3.25%, 4/1/2026 (b)	62,000	69,325
3.55%, 5/1/2027	297,000	336,451
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	386,000	398,877
Northern States Power Co.:
2.15%, 8/15/2022	102,000	104,842
2.60%, 6/1/2051	250,000	255,130
2.90%, 3/1/2050	290,000	315,590
6.25%, 6/1/2036 (b)	180,000	266,369
NorthWestern Corp. 4.18%, 11/15/2044	250,000	300,735
NSTAR Electric Co.:
3.20%, 5/15/2027	205,000	230,090
3.25%, 5/15/2029 (b)	379,000	431,943
Oglethorpe Power Corp.:
5.05%, 10/1/2048	275,000	312,425
5.38%, 11/1/2040	210,000	249,062
5.95%, 11/1/2039 (b)	450,000	581,278
Ohio Power Co.:
4.00%, 6/1/2049	45,000	54,594
4.15%, 4/1/2048 (b)	132,000	162,932
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	450,000	524,178
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	400,000	430,264
3.10%, 9/15/2049	200,000	221,094
3.80%, 9/30/2047	320,000	385,984
3.80%, 6/1/2049	100,000	121,372
4.10%, 11/15/2048	150,000	189,123
5.25%, 9/30/2040	200,000	273,154
Security Description	Principal Amount	Value
5.30%, 6/1/2042	$ 115,000	$ 161,416
7.00%, 9/1/2022 (b)	121,000	137,075
7.00%, 5/1/2032	210,000	308,555
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	255,000	255,507
2.10%, 8/1/2027	220,000	218,288
2.50%, 2/1/2031	750,000	735,915
3.30%, 8/1/2040 (b)	400,000	391,500
3.50%, 8/1/2050	325,000	315,468
PacifiCorp:
4.10%, 2/1/2042	75,000	89,946
4.13%, 1/15/2049	200,000	247,882
4.15%, 2/15/2050	100,000	125,737
6.00%, 1/15/2039	25,000	36,792
6.25%, 10/15/2037	422,000	611,731
6.35%, 7/15/2038	180,000	267,538
7.70%, 11/15/2031	100,000	153,602
PECO Energy Co.:
2.80%, 6/15/2050	180,000	185,918
3.70%, 9/15/2047	100,000	118,125
3.90%, 3/1/2048	385,000	470,632
4.15%, 10/1/2044	100,000	123,704
Pinnacle West Capital Corp. 1.30%, 6/15/2025	100,000	101,414
Potomac Electric Power Co. 3.60%, 3/15/2024	147,000	160,296
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	112,000	121,244
4.00%, 9/15/2047	140,000	150,157
4.20%, 6/15/2022	206,000	218,389
4.70%, 6/1/2043	80,000	91,173
5.00%, 3/15/2044	205,000	245,221
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	150,000	180,132
4.13%, 6/15/2044	215,000	261,160
4.15%, 10/1/2045	100,000	123,112
6.25%, 5/15/2039	265,000	393,472
Progress Energy, Inc. 7.75%, 3/1/2031	278,000	402,986
PSEG Power LLC 3.85%, 6/1/2023	250,000	269,647
Public Service Co. of Colorado:
3.70%, 6/15/2028 (b)	328,000	381,454
3.80%, 6/15/2047	250,000	299,570
4.05%, 9/15/2049	290,000	360,899
4.10%, 6/15/2048	85,000	106,663
Series 34, 3.20%, 3/1/2050	355,000	398,882
Series 35, 1.90%, 1/15/2031 (b)	400,000	408,120
Series 36, 2.70%, 1/15/2051	250,000	255,752
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	115,164

153

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	$ 183,000	$ 196,419
Series MTN, 2.38%, 5/15/2023	100,000	104,555
Series MTN, 2.45%, 1/15/2030	135,000	144,682
Series MTN, 2.70%, 5/1/2050	500,000	514,400
Series MTN, 3.15%, 1/1/2050	120,000	133,007
Series MTN, 3.20%, 5/15/2029	150,000	169,628
Series MTN, 3.20%, 8/1/2049	170,000	189,173
Series MTN, 3.70%, 5/1/2028	175,000	202,538
Series MTN, 3.80%, 3/1/2046	295,000	354,032
Series MTN, 3.95%, 5/1/2042 (b)	140,000	168,692
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	150,000	156,536
2.88%, 6/15/2024	241,000	257,622
Puget Energy, Inc.:
4.10%, 6/15/2030 (c)	155,000	171,655
5.63%, 7/15/2022	373,000	398,536
6.00%, 9/1/2021	290,000	304,384
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	211,000	228,095
4.22%, 6/15/2048	150,000	189,389
5.64%, 4/15/2041	106,000	146,245
6.27%, 3/15/2037	136,000	194,007
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	446,000	545,387
4.50%, 8/15/2040	200,000	247,582
6.00%, 6/1/2039	150,000	215,415
Series RRR, 3.75%, 6/1/2047	317,000	364,423
Series TTT, 4.10%, 6/15/2049	100,000	123,623
Sempra Energy:
2.90%, 2/1/2023	250,000	261,652
3.40%, 2/1/2028	173,000	190,032
3.80%, 2/1/2038	121,000	130,757
6.00%, 10/15/2039	156,000	215,157
Sierra Pacific Power Co. 2.60%, 5/1/2026	210,000	228,018
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	125,000	157,369
5.45%, 2/1/2041	170,000	234,124
Southern California Edison Co.:
2.25%, 6/1/2030 (b)	145,000	146,997
2.85%, 8/1/2029 (b)	35,000	37,087
3.65%, 2/1/2050	248,000	273,752
4.50%, 9/1/2040	300,000	355,677
4.65%, 10/1/2043	148,000	181,225
5.50%, 3/15/2040	295,000	383,854
5.63%, 2/1/2036	200,000	251,250
6.00%, 1/15/2034	100,000	134,717
Security Description	Principal Amount	Value
Series 05-E, 5.35%, 7/15/2035	$ 240,000	$ 304,421
Series 06-E, 5.55%, 1/15/2037	100,000	126,149
Series 13-A, 3.90%, 3/15/2043	460,000	510,011
Series B, 2.40%, 2/1/2022	330,000	335,042
Series B, 3.65%, 3/1/2028	175,000	196,873
Series B, 4.88%, 3/1/2049	300,000	383,760
Series D, 3.40%, 6/1/2023	295,000	313,617
Southern Co.:
3.25%, 7/1/2026	799,000	887,921
4.25%, 7/1/2036	1,372,000	1,559,566
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b) (d)	225,000	227,781
Southern Power Co.:
4.15%, 12/1/2025 (b)	414,000	468,834
Series E, 2.50%, 12/15/2021	79,000	80,970
Southwestern Electric Power Co.:
6.20%, 3/15/2040	210,000	286,490
Series J, 3.90%, 4/1/2045	235,000	249,993
Series K, 2.75%, 10/1/2026	226,000	240,154
Series L, 3.85%, 2/1/2048	100,000	104,123
Southwestern Public Service Co.:
3.40%, 8/15/2046	150,000	164,126
3.75%, 6/15/2049	300,000	347,421
6.00%, 10/1/2036	50,000	66,085
Series 6, 4.40%, 11/15/2048	200,000	253,140
Series 8, 3.15%, 5/1/2050	150,000	158,633
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	87,415
4.30%, 6/15/2048	130,000	161,749
Tucson Electric Power Co. 4.85%, 12/1/2048	100,000	129,255
Union Electric Co.:
2.95%, 6/15/2027	218,000	238,592
3.25%, 10/1/2049	350,000	380,033
3.50%, 3/15/2029	114,000	130,067
3.65%, 4/15/2045	60,000	68,807
Virginia Electric & Power Co.:
2.95%, 1/15/2022	180,000	184,891
Series A, 2.88%, 7/15/2029	130,000	143,337
Series A, 3.15%, 1/15/2026	431,000	479,931
Series B, 4.20%, 5/15/2045	150,000	181,499
Series C, 2.75%, 3/15/2023	270,000	282,960
Series C, 4.00%, 11/15/2046	110,000	131,181
WEC Energy Group, Inc. 3.10%, 3/8/2022	129,000	134,236
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	400,000	421,340
2.95%, 9/15/2021	250,000	255,070
5.70%, 12/1/2036	75,000	103,320
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	133,000	145,832
3.05%, 10/15/2027 (b)	200,000	219,234

154

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Xcel Energy, Inc.:
2.60%, 3/15/2022	$ 100,000	$ 102,951
2.60%, 12/1/2029	200,000	214,336
3.40%, 6/1/2030 (b)	150,000	170,957
3.50%, 12/1/2049	200,000	222,700
4.00%, 6/15/2028	109,000	127,519
		101,030,362
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
1.80%, 10/15/2027 (b)	165,000	170,354
1.95%, 10/15/2030	350,000	358,435
2.75%, 10/15/2050	110,000	110,441
		639,230
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	145,000	148,840
2.75%, 9/15/2029	100,000	108,623
3.05%, 9/22/2026	198,000	215,695
Allegion PLC 3.50%, 10/1/2029	100,000	105,129
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	147,000	153,178
3.55%, 10/1/2027	92,000	96,529
Amphenol Corp.:
2.80%, 2/15/2030	100,000	106,826
3.20%, 4/1/2024	100,000	106,895
4.35%, 6/1/2029	466,000	552,368
Arrow Electronics, Inc.:
3.25%, 9/8/2024 (b)	227,000	239,710
3.50%, 4/1/2022	162,000	166,355
3.88%, 1/12/2028	137,000	143,649
Avnet, Inc. 4.88%, 12/1/2022	136,000	144,908
Flex, Ltd.:
3.75%, 2/1/2026	100,000	106,589
4.75%, 6/15/2025	100,000	111,143
4.88%, 6/15/2029 (b)	255,000	279,753
4.88%, 5/12/2030	100,000	111,005
Fortive Corp. 3.15%, 6/15/2026 (b)	180,000	197,487
Honeywell International, Inc.:
1.35%, 6/1/2025	150,000	153,721
1.85%, 11/1/2021	330,000	336,613
1.95%, 6/1/2030	300,000	313,455
2.15%, 8/8/2022	132,000	136,450
2.30%, 8/15/2024 (b)	200,000	212,938
2.50%, 11/1/2026	255,000	280,655
2.70%, 8/15/2029	136,000	150,117
2.80%, 6/1/2050	120,000	128,731
3.81%, 11/21/2047	150,000	183,219
5.70%, 3/15/2037	280,000	403,026
Security Description	Principal Amount	Value
Hubbell, Inc. 3.15%, 8/15/2027 (b)	$ 140,000	$ 144,211
Jabil, Inc.:
3.60%, 1/15/2030	575,000	602,778
3.95%, 1/12/2028 (b)	202,000	216,158
Keysight Technologies, Inc. 3.00%, 10/30/2029	243,000	263,611
PerkinElmer, Inc. 3.30%, 9/15/2029	163,000	174,609
Roper Technologies, Inc.:
2.00%, 6/30/2030 (b)	145,000	145,618
2.80%, 12/15/2021	387,000	397,937
2.95%, 9/15/2029	122,000	132,909
3.65%, 9/15/2023	225,000	244,753
3.80%, 12/15/2026	116,000	132,205
Tech Data Corp. 4.95%, 2/15/2027	120,000	122,417
Trimble, Inc.:
4.15%, 6/15/2023	250,000	265,250
4.75%, 12/1/2024	230,000	250,215
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	315,062
3.70%, 2/15/2026	148,000	164,239
		8,965,579
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp.:
3.50%, 12/15/2024	500,000	423,025
4.25%, 9/15/2028 (b)	200,000	172,184
		595,209
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.30%, 3/1/2030 (b)	150,000	156,475
2.50%, 8/15/2024	272,000	289,296
2.90%, 7/1/2026	71,000	77,629
3.05%, 3/1/2050	150,000	154,098
3.20%, 3/15/2025	125,000	137,115
3.38%, 11/15/2027	205,000	230,873
3.55%, 6/1/2022	310,000	325,339
3.95%, 5/15/2028	47,000	54,936
4.75%, 5/15/2023	211,000	234,588
5.25%, 11/15/2021	234,000	248,564
Waste Connections, Inc.:
2.60%, 2/1/2030	200,000	212,588
3.50%, 5/1/2029 (b)	190,000	213,507
4.25%, 12/1/2028	280,000	330,431
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	104,211
2.90%, 9/15/2022	141,000	147,363
2.95%, 6/15/2024 (b)	210,000	214,612
3.13%, 3/1/2025 (b)	250,000	272,917
3.20%, 6/15/2026	157,000	160,683

155

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 5/15/2024	$ 150,000	$ 160,572
3.90%, 3/1/2035	250,000	293,820
4.00%, 7/15/2039	155,000	160,799
4.10%, 3/1/2045	200,000	241,060
4.15%, 7/15/2049	230,000	287,744
		4,709,220
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	224,819
3.65%, 3/15/2023	29,000	30,989
3.95%, 3/15/2025	100,000	112,290
4.80%, 3/15/2048	287,000	376,300
Conagra Brands, Inc.:
3.20%, 1/25/2023	147,000	155,385
3.80%, 10/22/2021	656,000	681,984
4.60%, 11/1/2025	302,000	348,203
4.85%, 11/1/2028	238,000	286,933
7.00%, 10/1/2028	133,000	177,732
8.25%, 9/15/2030	200,000	295,860
Flowers Foods, Inc.:
3.50%, 10/1/2026 (b)	306,000	326,992
4.38%, 4/1/2022	100,000	104,200
General Mills, Inc.:
2.88%, 4/15/2030	93,000	101,277
3.15%, 12/15/2021	195,000	200,930
3.20%, 2/10/2027 (b)	100,000	112,675
3.70%, 10/17/2023	230,000	250,843
4.00%, 4/17/2025	139,000	157,131
4.20%, 4/17/2028	136,000	160,340
Hershey Co 3.13%, 11/15/2049	350,000	383,484
Hershey Co.:
0.90%, 6/1/2025	85,000	85,490
1.70%, 6/1/2030 (b)	155,000	158,298
2.05%, 11/15/2024	255,000	269,239
2.65%, 6/1/2050	120,000	121,728
3.38%, 8/15/2046	50,000	56,296
Hormel Foods Corp. 1.80%, 6/11/2030	140,000	142,890
Ingredion, Inc.:
2.90%, 6/1/2030	250,000	266,625
3.90%, 6/1/2050	175,000	199,883
JM Smucker Co.:
2.38%, 3/15/2030	95,000	97,250
3.38%, 12/15/2027 (b)	195,000	214,991
3.50%, 3/15/2025	267,000	296,407
3.55%, 3/15/2050 (b)	75,000	78,021
4.25%, 3/15/2035	155,000	182,705
4.38%, 3/15/2045	25,000	29,467
Kellogg Co.:
2.10%, 6/1/2030 (b)	125,000	127,009
2.65%, 12/1/2023	100,000	105,800
3.13%, 5/17/2022 (b)	100,000	104,283
3.25%, 4/1/2026	252,000	280,113
3.40%, 11/15/2027	565,000	629,805
Security Description	Principal Amount	Value
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	$ 181,000	$ 243,535
Kroger Co.:
2.20%, 5/1/2030 (b)	335,000	348,095
2.65%, 10/15/2026	258,000	280,547
3.70%, 8/1/2027 (b)	228,000	261,837
3.88%, 10/15/2046	450,000	504,112
4.45%, 2/1/2047	244,000	298,575
4.65%, 1/15/2048	240,000	299,318
5.40%, 7/15/2040	129,000	162,985
5.40%, 1/15/2049	119,000	165,850
6.90%, 4/15/2038 (b)	149,000	217,010
McCormick & Co., Inc.:
3.40%, 8/15/2027	106,000	118,220
4.20%, 8/15/2047	150,000	183,114
Mondelez International, Inc.:
0.63%, 7/1/2022	170,000	169,976
1.50%, 5/4/2025	290,000	295,388
2.75%, 4/13/2030	635,000	685,121
3.63%, 2/13/2026	247,000	278,208
Sysco Corp.:
2.50%, 7/15/2021	247,000	251,164
2.60%, 6/12/2022	225,000	231,980
3.25%, 7/15/2027 (b)	236,000	249,679
3.75%, 10/1/2025	405,000	443,447
4.50%, 4/1/2046	223,000	241,529
4.85%, 10/1/2045	200,000	230,540
5.38%, 9/21/2035	400,000	484,668
6.60%, 4/1/2050	265,000	366,323
Tyson Foods, Inc.:
2.25%, 8/23/2021	678,000	688,862
3.55%, 6/2/2027	816,000	903,312
3.90%, 9/28/2023	325,000	354,503
4.00%, 3/1/2026	167,000	191,090
4.50%, 6/15/2022	105,000	111,607
4.55%, 6/2/2047	215,000	258,028
4.88%, 8/15/2034	140,000	175,801
5.15%, 8/15/2044	127,000	160,257
		17,789,348
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	621,000	636,575
4.50%, 8/1/2024	250,000	264,572
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (b)	645,000	664,653
5.25%, 5/12/2024	388,000	415,637
International Paper Co.:
3.80%, 1/15/2026 (b)	332,000	373,344
4.40%, 8/15/2047	156,000	183,348
4.80%, 6/15/2044	297,000	350,837
5.15%, 5/15/2046	435,000	541,658
6.00%, 11/15/2041	67,000	87,379
7.50%, 8/15/2021	75,000	80,425

156

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Suzano Austria GmbH:
5.00%, 1/15/2030 (b)	$ 300,000	$ 306,114
6.00%, 1/15/2029	735,000	795,660
		4,700,202
GAS — 0.2%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	345,000	380,863
3.38%, 9/15/2049 (b)	105,000	117,997
4.13%, 10/15/2044	167,000	205,069
4.13%, 3/15/2049	110,000	137,594
4.15%, 1/15/2043	105,000	127,925
5.50%, 6/15/2041	200,000	275,104
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	188,000	199,959
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	600,000	696,402
Series A, 2.50%, 11/15/2024	165,000	174,484
Series B, 3.00%, 11/15/2029 (b)	145,000	155,231
Series C, 3.90%, 11/15/2049	125,000	134,646
National Fuel Gas Co.:
3.75%, 3/1/2023	152,000	155,283
4.75%, 9/1/2028	360,000	364,007
5.20%, 7/15/2025	50,000	53,090
5.50%, 1/15/2026	70,000	74,374
NiSource, Inc.:
2.65%, 11/17/2022	212,000	221,379
3.49%, 5/15/2027	196,000	221,233
3.65%, 6/15/2023	203,000	219,275
3.95%, 3/30/2048	6,000	6,931
4.38%, 5/15/2047	438,000	533,804
4.80%, 2/15/2044	492,000	603,300
ONE Gas, Inc. 4.50%, 11/1/2048	240,000	304,658
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	358,000	408,421
3.64%, 11/1/2046	100,000	110,089
Southern California Gas Co.:
Series UU, 4.13%, 6/1/2048	540,000	675,378
Series VV, 4.30%, 1/15/2049	450,000	569,277
Series WW, 3.95%, 2/15/2050	201,000	246,390
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	265,000	277,884
5.88%, 3/15/2041	125,000	166,065
Southwest Gas Corp.:
2.20%, 6/15/2030	100,000	102,960
3.70%, 4/1/2028	250,000	280,560
3.80%, 9/29/2046	110,000	120,024
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	175,000	196,432
Series MTN, 3.65%, 9/15/2049	200,000	221,026
		8,737,114
Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	$ 327,000	$ 344,220
Snap-on, Inc.:
3.10%, 5/1/2050	175,000	180,159
4.10%, 3/1/2048	275,000	325,988
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	195,000	202,611
3.40%, 12/1/2021	110,000	113,584
3.40%, 3/1/2026	293,000	329,256
4.25%, 11/15/2028	150,000	179,215
5 year CMT + 2.66%, 4.00%, 3/15/2060 (d)	125,000	125,031
		1,800,064
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
1.15%, 1/30/2028 (b)	85,000	85,565
1.40%, 6/30/2030 (b)	80,000	79,791
2.95%, 3/15/2025	300,000	329,853
3.40%, 11/30/2023	145,000	157,809
3.75%, 11/30/2026	320,000	372,307
3.88%, 9/15/2025	67,000	76,898
4.75%, 11/30/2036	275,000	368,437
4.75%, 4/15/2043	300,000	400,335
4.90%, 11/30/2046	622,000	890,094
6.00%, 4/1/2039	275,000	410,985
Baxter International, Inc.:
2.60%, 8/15/2026	141,000	154,097
3.50%, 8/15/2046	100,000	110,802
3.75%, 10/1/2025 (c)	228,000	259,943
Boston Scientific Corp.:
1.90%, 6/1/2025	100,000	103,484
2.65%, 6/1/2030	200,000	208,244
3.45%, 3/1/2024	250,000	271,900
3.75%, 3/1/2026	400,000	454,124
4.00%, 3/1/2029	125,000	143,089
4.55%, 3/1/2039	120,000	146,824
7.00%, 11/15/2035	100,000	142,364
Danaher Corp.:
3.35%, 9/15/2025 (b)	70,000	77,850
4.38%, 9/15/2045	160,000	202,222
Dentsply Sirona, Inc. 3.25%, 6/1/2030	105,000	110,311
DH Europe Finance II Sarl:
2.20%, 11/15/2024	137,000	144,050
2.60%, 11/15/2029	449,000	477,597
3.40%, 11/15/2049	180,000	201,674
Edwards Lifesciences Corp. 4.30%, 6/15/2028	248,000	293,977
Koninklijke Philips NV:
5.00%, 3/15/2042	624,000	806,196
6.88%, 3/11/2038	100,000	150,561

157

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Medtronic Global Holdings SCA 3.35%, 4/1/2027	$ 200,000	$ 227,386
Medtronic, Inc.:
2.75%, 4/1/2023 (b)	182,000	192,975
3.15%, 3/15/2022	331,000	346,987
3.50%, 3/15/2025 (b)	406,000	457,720
4.63%, 3/15/2045	745,000	1,000,379
Stryker Corp.:
1.15%, 6/15/2025	250,000	251,740
1.95%, 6/15/2030 (b)	250,000	251,617
2.90%, 6/15/2050	115,000	115,174
3.38%, 11/1/2025	171,000	191,322
3.50%, 3/15/2026	216,000	242,536
4.10%, 4/1/2043	435,000	514,057
4.63%, 3/15/2046 (b)	460,000	593,464
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029 (b)	512,000	553,185
2.95%, 9/19/2026	350,000	386,690
3.20%, 8/15/2027 (b)	581,000	647,234
4.50%, 3/25/2030	439,000	540,927
5.30%, 2/1/2044	125,000	175,805
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	516,838
3.70%, 3/19/2023	300,000	318,528
4.45%, 8/15/2045	265,000	283,179
		15,439,126
HEALTH CARE SERVICES — 0.7%
Adventist Health System:
2.95%, 3/1/2029	100,000	102,856
3.63%, 3/1/2049	60,000	59,756
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	150,000	166,479
4.27%, 8/15/2048	30,000	38,363
Aetna, Inc.:
2.75%, 11/15/2022	236,000	245,716
2.80%, 6/15/2023	455,000	478,824
3.88%, 8/15/2047	330,000	371,286
4.13%, 11/15/2042	450,000	508,477
4.50%, 5/15/2042	300,000	354,315
4.75%, 3/15/2044	265,000	317,544
6.63%, 6/15/2036	156,000	219,765
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	32,823
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	239,736
Anthem, Inc.:
2.25%, 5/15/2030	65,000	66,810
2.38%, 1/15/2025	85,000	90,092
2.88%, 9/15/2029	843,000	915,827
2.95%, 12/1/2022	345,000	363,395
3.13%, 5/15/2022	156,000	163,329
3.13%, 5/15/2050	85,000	88,380
Security Description	Principal Amount	Value
3.30%, 1/15/2023	$ 375,000	$ 399,274
3.50%, 8/15/2024	402,000	440,640
3.65%, 12/1/2027	374,000	426,169
4.10%, 3/1/2028	505,000	591,310
4.55%, 3/1/2048	160,000	203,378
4.63%, 5/15/2042	311,000	388,495
4.65%, 1/15/2043	200,000	253,060
4.65%, 8/15/2044	125,000	158,274
Ascension Health:
3.95%, 11/15/2046	280,000	350,764
Series B, 2.53%, 11/15/2029	145,000	155,569
Series B, 3.11%, 11/15/2039	85,000	91,514
Banner Health Series 2020, 3.18%, 1/1/2050	250,000	263,217
Baylor Scott & White Holdings 4.19%, 11/15/2045	365,000	449,001
Children's Hospital Corp. 2.59%, 2/1/2050	65,000	65,476
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	243,482
Cigna Holding Co. 5.38%, 2/15/2042	125,000	153,378
CommonSpirit Health:
3.35%, 10/1/2029	576,000	592,416
4.19%, 10/1/2049	295,000	303,239
4.35%, 11/1/2042	175,000	181,487
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	100,000	110,420
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	108,381
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	47,995
4.50%, 7/1/2057	300,000	380,802
Hartford HealthCare Corp. 3.45%, 7/1/2054	200,000	176,884
HCA, Inc.:
4.13%, 6/15/2029	289,000	318,871
4.50%, 2/15/2027	260,000	289,528
4.75%, 5/1/2023	679,000	735,079
5.00%, 3/15/2024	310,000	344,345
5.13%, 6/15/2039	157,000	182,773
5.25%, 6/15/2026	299,700	345,788
5.25%, 6/15/2049 (b)	341,000	408,600
5.50%, 6/15/2047	395,000	482,224
Humana, Inc.:
3.13%, 8/15/2029	143,000	154,939
3.15%, 12/1/2022	302,000	317,680
3.85%, 10/1/2024	110,000	120,524
3.95%, 3/15/2027	5,000	5,681
3.95%, 8/15/2049	145,000	170,173
4.63%, 12/1/2042	405,000	494,145
4.95%, 10/1/2044	158,000	205,436

158

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
IHC Health Services, Inc. 4.13%, 5/15/2048	$ 85,000	$ 109,900
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	311,000	390,600
Iowa Health System Series 2020, 3.67%, 2/15/2050 (b)	150,000	164,545
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	235,000	281,979
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	155,000	172,974
4.15%, 5/1/2047	162,000	211,076
Series 2019, 3.27%, 11/1/2049	140,000	157,135
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	465,000	489,431
3.25%, 9/1/2024	240,000	258,420
4.70%, 2/1/2045	215,000	259,886
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	225,791
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	404,104
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	80,000	86,297
Memorial Sloan-Kettering Cancer Center:
5.00%, 7/1/2042	100,000	136,609
Series 2015, 4.20%, 7/1/2055	264,000	341,859
Series 2020, 2.96%, 1/1/2050	110,000	118,395
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	172,165
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	54,388
New York and Presbyterian Hospital:
4.02%, 8/1/2045	155,000	190,394
Series 2019, 3.95%, 8/1/2119	210,000	225,903
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	152,000	157,844
4.26%, 11/1/2047	100,000	111,083
NYU Langone Hospitals:
4.37%, 7/1/2047	65,000	71,073
4.78%, 7/1/2044	243,000	279,642
Series 2020, 3.38%, 7/1/2055	470,000	454,330
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	165,000	176,324
Orlando Health Obligated Group 4.09%, 10/1/2048	166,000	183,020
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	250,000	297,570
Security Description	Principal Amount	Value
Series 2017, 3.77%, 7/1/2048	$ 70,000	$ 79,290
Series 2020, 3.19%, 7/1/2049	100,000	106,207
Series 2020, 3.34%, 7/1/2060 (b)	325,000	344,909
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	150,000	197,005
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	160,000	167,069
Series A, 3.93%, 10/1/2048	70,000	78,061
Series H, 2.75%, 10/1/2026	55,000	58,863
Series I, 3.74%, 10/1/2047	50,000	55,407
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	525,000	551,712
3.45%, 6/1/2026	107,000	120,036
4.20%, 6/30/2029	126,000	146,771
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	105,834
3.95%, 7/1/2046	90,000	100,489
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	113,096
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	100,000	107,360
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	138,164
Sutter Health Series 2018, 3.70%, 8/15/2028 (b)	165,000	183,515
Toledo Hospital 5.75%, 11/15/2038 (b) (g)	221,000	259,410
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	29,277
Series 2019, 3.43%, 12/1/2048	35,000	36,560
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	140,000	142,429
2.00%, 5/15/2030	210,000	219,820
2.38%, 10/15/2022	124,000	129,223
2.75%, 5/15/2040	200,000	214,102
2.88%, 3/15/2023	421,000	446,412
2.88%, 8/15/2029	591,000	660,431
2.90%, 5/15/2050	200,000	210,916
2.95%, 10/15/2027 (b)	169,000	188,646
3.10%, 3/15/2026	812,000	905,948
3.13%, 5/15/2060	400,000	427,572
3.35%, 7/15/2022	231,000	244,269
3.38%, 4/15/2027	433,000	494,889
3.45%, 1/15/2027 (b)	518,000	591,214
3.50%, 8/15/2039	522,000	606,955
3.70%, 12/15/2025	232,000	266,009
3.70%, 8/15/2049 (b)	133,000	158,044
3.75%, 10/15/2047	356,000	424,327
3.85%, 6/15/2028	331,000	391,934

159

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.88%, 12/15/2028 (b)	$ 139,000	$ 165,998
3.88%, 8/15/2059	215,000	262,883
3.95%, 10/15/2042	180,000	212,832
4.20%, 1/15/2047	205,000	258,103
4.25%, 4/15/2047	365,000	463,243
4.45%, 12/15/2048	665,000	877,554
4.63%, 7/15/2035	339,000	441,486
5.95%, 2/15/2041	125,000	182,812
6.88%, 2/15/2038	159,000	249,387
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	205,000	256,217
		35,189,611
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.50%, 10/15/2024	200,000	208,386
4.75%, 2/15/2023	140,000	151,190
NVR, Inc. 3.00%, 5/15/2030	160,000	166,885
		526,461
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	412,000	419,276
4.40%, 3/15/2029	262,000	280,212
Whirlpool Corp.:
3.70%, 5/1/2025	207,000	223,349
4.00%, 3/1/2024 (b)	160,000	171,406
4.60%, 5/15/2050	200,000	227,642
4.75%, 2/26/2029	231,000	272,522
		1,594,407
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
2.65%, 4/30/2030	125,000	127,890
4.88%, 12/6/2028	150,000	179,589
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	231,490
Clorox Co.:
1.80%, 5/15/2030	140,000	141,653
3.50%, 12/15/2024	166,000	184,990
3.90%, 5/15/2028 (b)	100,000	116,808
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	102,852
2.75%, 2/15/2026	69,000	75,210
2.88%, 2/7/2050	115,000	124,906
3.05%, 8/15/2025 (b)	200,000	221,138
3.20%, 4/25/2029	262,000	297,664
3.95%, 11/1/2028	90,000	107,723
6.63%, 8/1/2037	236,000	373,822
		2,285,735
Security Description	Principal Amount	Value
INSURANCE — 0.9%
ACE Capital Trust II 9.70%, 4/1/2030	$ 90,000	$ 131,621
Aflac, Inc. 4.75%, 1/15/2049	235,000	301,460
Alleghany Corp.:
3.63%, 5/15/2030	150,000	159,989
4.90%, 9/15/2044	150,000	176,209
4.95%, 6/27/2022	56,000	60,370
Allstate Corp.:
3.28%, 12/15/2026 (b)	250,000	284,842
3.85%, 8/10/2049	100,000	120,631
4.50%, 6/15/2043	100,000	127,606
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	424,802
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	300,000	310,494
American Financial Group, Inc. 4.50%, 6/15/2047	185,000	190,387
American International Group, Inc.:
2.50%, 6/30/2025 (b)	250,000	264,690
3.40%, 6/30/2030	250,000	270,522
3.75%, 7/10/2025	252,000	279,030
3.88%, 1/15/2035	270,000	303,264
4.13%, 2/15/2024 (b)	566,000	631,005
4.20%, 4/1/2028	200,000	226,152
4.25%, 3/15/2029 (b)	112,000	128,900
4.38%, 6/30/2050	165,000	190,682
4.38%, 1/15/2055	525,000	596,778
4.70%, 7/10/2035	234,000	283,821
4.88%, 6/1/2022	397,000	428,303
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	440,000	545,248
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	500,000	513,585
Aon Corp.:
2.80%, 5/15/2030	150,000	160,581
3.75%, 5/2/2029 (b)	210,000	239,944
4.50%, 12/15/2028	311,000	368,824
6.25%, 9/30/2040	273,000	389,418
8.21%, 1/1/2027	325,000	393,594
Aon PLC:
3.50%, 6/14/2024	170,000	184,579
4.00%, 11/27/2023	105,000	114,789
4.60%, 6/14/2044	121,000	148,081
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	162,995
Arch Capital Group US, Inc. 5.14%, 11/1/2043	215,000	267,931
Arch Capital Group, Ltd. 3.64%, 6/30/2050	175,000	183,911

160

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	$ 415,000	$ 441,269
Assurant, Inc.:
3.70%, 2/22/2030	100,000	99,337
4.00%, 3/15/2023	100,000	105,927
4.20%, 9/27/2023	125,000	133,886
4.90%, 3/27/2028	218,000	237,068
Athene Holding, Ltd. 4.13%, 1/12/2028	220,000	226,323
AXA SA 8.60%, 12/15/2030	191,000	276,339
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	149,029
5 year CMT + 3.19%, 4.90%, 1/15/2040 (d)	100,000	93,000
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	157,359
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	250,000	257,635
3.00%, 5/15/2022	183,000	191,813
4.25%, 1/15/2049	614,000	786,694
4.40%, 5/15/2042	569,000	744,451
5.75%, 1/15/2040	100,000	151,546
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	128,000	135,557
3.13%, 3/15/2026	615,000	687,921
3.75%, 8/15/2021	93,000	96,489
4.50%, 2/11/2043	245,000	324,569
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	387,000	394,388
4.70%, 6/22/2047	288,000	261,720
5.63%, 5/15/2030	170,000	189,244
Brown & Brown, Inc. 4.50%, 3/15/2029	142,000	152,720
Chubb Corp. 6.00%, 5/11/2037	545,000	791,912
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	353,000	372,764
2.88%, 11/3/2022	200,000	210,172
3.15%, 3/15/2025	104,000	114,988
3.35%, 5/15/2024 (b)	150,000	165,056
3.35%, 5/3/2026	480,000	545,218
Cincinnati Financial Corp. 6.13%, 11/1/2034	83,000	116,211
CNA Financial Corp.:
3.45%, 8/15/2027	227,000	243,349
5.75%, 8/15/2021	276,000	291,224
Enstar Group, Ltd. 4.95%, 6/1/2029 (b)	375,000	394,695
Equitable Holdings, Inc.:
3.90%, 4/20/2023	119,000	127,272
4.35%, 4/20/2028	333,000	374,135
5.00%, 4/20/2048	322,000	366,781
Fairfax Financial Holdings, Ltd. 4.63%, 4/29/2030 (c)	300,000	323,133
Security Description	Principal Amount	Value
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	$ 100,000	$ 105,014
4.50%, 8/15/2028	226,000	253,934
5.50%, 9/1/2022	245,000	263,644
First American Financial Corp. 4.00%, 5/15/2030	180,000	196,232
Globe Life, Inc. 4.55%, 9/15/2028	187,000	215,854
Hanover Insurance Group, Inc. 4.50%, 4/15/2026 (b)	50,000	53,928
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	815,000	864,495
4.40%, 3/15/2048	62,000	73,997
Kemper Corp. 4.35%, 2/15/2025	120,000	129,018
Lincoln National Corp.:
3.40%, 1/15/2031 (b)	250,000	271,425
3.63%, 12/12/2026 (b)	210,000	231,517
3.80%, 3/1/2028 (b)	178,000	197,318
4.00%, 9/1/2023	204,000	221,552
4.38%, 6/15/2050 (b)	140,000	159,613
Loews Corp.:
3.20%, 5/15/2030 (b)	40,000	43,449
3.75%, 4/1/2026	363,000	408,284
4.13%, 5/15/2043	100,000	108,437
Manulife Financial Corp.:
2.48%, 5/19/2027	175,000	183,552
5.38%, 3/4/2046	255,000	337,921
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	234,000	247,928
Markel Corp.:
3.50%, 11/1/2027	164,000	175,342
4.30%, 11/1/2047	125,000	141,118
5.00%, 4/5/2046	223,000	274,716
5.00%, 5/20/2049	65,000	80,485
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	175,000	182,009
2.75%, 1/30/2022	155,000	159,952
3.30%, 3/14/2023	100,000	106,147
3.50%, 6/3/2024	428,000	469,037
3.50%, 3/10/2025	252,000	278,997
3.75%, 3/14/2026	189,000	214,311
4.20%, 3/1/2048	305,000	376,452
4.35%, 1/30/2047	250,000	313,520
4.80%, 7/15/2021	100,000	103,434
4.90%, 3/15/2049	305,000	414,538
Mercury General Corp. 4.40%, 3/15/2027	190,000	200,294
MetLife, Inc.:
3.60%, 4/10/2024 (b)	155,000	171,765
3.60%, 11/13/2025	197,000	223,812
4.05%, 3/1/2045	100,000	117,859
4.60%, 5/13/2046 (b)	128,000	163,626
4.72%, 12/15/2044	675,000	851,323

161

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.88%, 11/13/2043	$ 185,000	$ 239,061
5.70%, 6/15/2035	500,000	721,815
5.88%, 2/6/2041	414,000	582,875
6.40%, 12/15/2066	214,000	255,473
6.50%, 12/15/2032	143,000	208,879
10.75%, 8/1/2069	300,000	463,806
Series D, 4.37%, 9/15/2023	110,000	122,838
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	239,329
Old Republic International Corp. 4.88%, 10/1/2024	70,000	75,970
PartnerRe Finance B LLC 3.70%, 7/2/2029	308,000	336,878
Primerica, Inc. 4.75%, 7/15/2022	450,000	476,716
Principal Financial Group, Inc.:
3.10%, 11/15/2026	163,000	177,621
3.30%, 9/15/2022	233,000	245,300
3.40%, 5/15/2025	90,000	98,829
3.70%, 5/15/2029 (b)	119,000	135,927
4.30%, 11/15/2046	176,000	213,321
Progressive Corp.:
4.00%, 3/1/2029	125,000	149,889
4.13%, 4/15/2047	125,000	158,620
4.35%, 4/25/2044	573,000	727,790
Prudential Financial, Inc.:
3.91%, 12/7/2047	455,000	519,228
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (d)	284,000	289,680
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (d)	231,000	258,184
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (b) (d)	487,000	510,585
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	325,000	345,595
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	209,000	222,046
Series MTN, 2.10%, 3/10/2030 (b)	65,000	66,290
Series MTN, 3.00%, 3/10/2040	100,000	102,697
Series MTN, 3.50%, 5/15/2024	175,000	193,387
Series MTN, 3.70%, 3/13/2051	350,000	384,107
Series MTN, 3.88%, 3/27/2028 (b)	160,000	183,123
Series MTN, 4.35%, 2/25/2050	375,000	448,320
Series MTN, 4.42%, 3/27/2048	280,000	331,820
Security Description	Principal Amount	Value
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	$ 85,000	$ 88,460
3.90%, 5/15/2029	96,000	104,170
Series MTN, 4.70%, 9/15/2023 (b)	100,000	110,480
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	442,000	484,507
Travelers Cos., Inc.:
2.55%, 4/27/2050	205,000	202,228
4.05%, 3/7/2048	140,000	172,813
4.10%, 3/4/2049	155,000	194,844
4.30%, 8/25/2045	185,000	235,372
4.60%, 8/1/2043 (b)	114,000	148,820
5.35%, 11/1/2040	228,000	320,265
Series MTN, 6.25%, 6/15/2037	250,000	372,127
Trinity Acquisition PLC 3.50%, 9/15/2021	199,000	203,864
Unum Group:
4.00%, 6/15/2029 (b)	172,000	177,635
4.50%, 12/15/2049	279,000	257,721
5.75%, 8/15/2042	160,000	172,051
Voya Financial, Inc.:
3.65%, 6/15/2026	285,000	314,953
4.80%, 6/15/2046	150,000	177,937
5.70%, 7/15/2043	200,000	258,274
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (d)	500,000	472,445
W R Berkley Corp. 4.63%, 3/15/2022	317,000	336,049
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	252,458
3.60%, 5/15/2024	286,000	309,606
3.88%, 9/15/2049	236,000	260,721
4.50%, 9/15/2028	201,000	234,525
5.05%, 9/15/2048	100,000	128,555
WR Berkley Corp. 4.75%, 8/1/2044	50,000	58,369
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	146,277
5.50%, 3/31/2045	320,000	426,381
		45,989,987
INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	260,000	271,609
3.13%, 11/28/2021	276,000	282,715
3.40%, 12/6/2027 (b)	804,000	889,570
3.60%, 11/28/2024	257,000	279,541
4.00%, 12/6/2037	250,000	287,970
4.20%, 12/6/2047 (b)	220,000	269,762
4.40%, 12/6/2057 (b)	543,000	699,699
4.50%, 11/28/2034	250,000	306,773

162

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Alphabet, Inc. 3.38%, 2/25/2024	$ 640,000	$ 703,590
Amazon.com, Inc.:
0.40%, 6/3/2023	270,000	270,313
0.80%, 6/3/2025 (b)	330,000	332,732
1.20%, 6/3/2027 (b)	225,000	227,502
1.50%, 6/3/2030 (b)	415,000	421,337
2.40%, 2/22/2023	703,000	738,445
2.50%, 11/29/2022	50,000	52,323
2.50%, 6/3/2050	200,000	204,556
2.70%, 6/3/2060	155,000	159,762
2.80%, 8/22/2024	691,000	751,179
3.80%, 12/5/2024 (b)	246,000	278,962
4.05%, 8/22/2047	580,000	754,278
4.25%, 8/22/2057	99,000	131,728
4.80%, 12/5/2034	539,000	734,754
4.95%, 12/5/2044	552,000	780,705
Baidu, Inc.:
2.88%, 7/6/2022	116,000	118,793
3.08%, 4/7/2025	155,000	162,766
3.50%, 11/28/2022	410,000	428,319
3.63%, 7/6/2027 (b)	1,026,000	1,106,931
3.88%, 9/29/2023	200,000	212,986
4.13%, 6/30/2025 (b)	325,000	357,474
4.38%, 5/14/2024	270,000	294,184
4.38%, 3/29/2028	100,000	112,737
4.88%, 11/14/2028 (b)	200,000	235,238
Booking Holdings, Inc.:
3.55%, 3/15/2028 (b)	390,000	426,855
3.60%, 6/1/2026	219,000	240,677
E*TRADE Financial Corp.:
2.95%, 8/24/2022	246,000	255,963
4.50%, 6/20/2028	280,000	324,352
eBay, Inc.:
1.90%, 3/11/2025 (b)	140,000	144,529
2.60%, 7/15/2022	312,000	322,137
2.70%, 3/11/2030	140,000	148,128
2.75%, 1/30/2023	505,000	528,609
3.60%, 6/5/2027	430,000	484,872
4.00%, 7/15/2042	260,000	282,823
Expedia Group, Inc.:
3.25%, 2/15/2030	158,000	147,205
3.80%, 2/15/2028	486,000	465,632
4.50%, 8/15/2024	312,000	323,450
JD.com, Inc.:
3.38%, 1/14/2030	425,000	453,721
3.88%, 4/29/2026 (b)	313,000	344,441
4.13%, 1/14/2050	200,000	212,160
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (b)	169,000	185,618
2.95%, 4/1/2022	200,000	207,798
3.30%, 4/1/2027	427,000	478,992
Weibo Corp. 3.50%, 7/5/2024	420,000	434,200
		19,271,395
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.25%, 7/15/2025 (b)	$ 300,000	$ 291,201
4.20%, 6/10/2024	663,000	678,123
4.25%, 3/1/2025	101,000	102,389
FS KKR Capital Corp. 4.13%, 2/1/2025 (b)	250,000	241,480
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	40,000	39,076
Owl Rock Capital Corp.:
3.75%, 7/22/2025	100,000	97,310
4.00%, 3/30/2025	200,000	197,522
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	185,000	182,430
		1,829,531
IRON/STEEL — 0.1%
Nucor Corp.:
2.00%, 6/1/2025	35,000	36,248
2.70%, 6/1/2030 (b)	30,000	31,485
3.95%, 5/1/2028	230,000	263,378
4.13%, 9/15/2022	410,000	436,785
4.40%, 5/1/2048	260,000	313,472
5.20%, 8/1/2043	200,000	255,872
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	222,000	237,582
Steel Dynamics, Inc.:
2.40%, 6/15/2025	85,000	87,615
2.80%, 12/15/2024	85,000	88,692
3.25%, 1/15/2031	100,000	102,370
3.45%, 4/15/2030	289,000	302,886
Vale Overseas, Ltd.:
6.25%, 8/10/2026	250,000	294,098
6.88%, 11/21/2036	471,000	615,225
6.88%, 11/10/2039	752,000	981,307
8.25%, 1/17/2034 (b)	141,000	197,744
		4,244,759
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 3.50%, 7/28/2025	100,000	104,862
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	200,000	199,866
5.75%, 7/1/2022	235,000	245,864
Hyatt Hotels Corp.:
4.38%, 9/15/2028	173,000	175,572
4.85%, 3/15/2026	25,000	26,368
Las Vegas Sands Corp.:
2.90%, 6/25/2025	415,000	402,816
3.20%, 8/8/2024	164,000	162,941
Marriott International, Inc.:
3.60%, 4/15/2024	223,000	223,455
3.75%, 10/1/2025	100,000	99,329

163

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.63%, 6/15/2030	$ 225,000	$ 233,561
Series R, 3.13%, 6/15/2026	200,000	195,330
Series X, 4.00%, 4/15/2028	300,000	297,351
Series Z, 4.15%, 12/1/2023 (b)	200,000	206,314
Sands China, Ltd.:
4.60%, 8/8/2023	692,000	727,742
5.13%, 8/8/2025	155,000	168,556
5.40%, 8/8/2028	580,000	641,457
		4,006,522
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	266,000	276,765
3.38%, 4/3/2023	116,000	123,202
4.38%, 5/8/2042	185,000	233,196
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	305,000	309,139
1.93%, 10/1/2021	374,000	380,631
Series MTN, 0.95%, 5/13/2022	300,000	303,054
Series MTN, 1.45%, 5/15/2025 (b)	300,000	308,256
Series MTN, 1.95%, 11/18/2022	250,000	258,755
Series MTN, 2.85%, 6/1/2022 (b)	100,000	104,281
Series MTN, 2.85%, 5/17/2024	200,000	215,622
Series MTN, 2.95%, 2/26/2022	460,000	478,547
Series MTN, 3.15%, 9/7/2021	638,000	658,435
Series MTN, 3.30%, 6/9/2024	117,000	128,164
Caterpillar, Inc.:
2.60%, 6/26/2022	442,000	457,417
2.60%, 9/19/2029 (b)	150,000	163,145
3.25%, 9/19/2049	145,000	161,278
3.80%, 8/15/2042	444,000	525,962
4.75%, 5/15/2064	750,000	1,052,580
6.05%, 8/15/2036	165,000	236,432
Oshkosh Corp. 4.60%, 5/15/2028	410,000	459,143
		6,834,004
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
1.95%, 7/2/2023 (e)	80,000	80,711
4.20%, 1/15/2024 (b)	162,000	173,334
4.38%, 4/5/2022	205,000	215,033
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	191,865
Security Description	Principal Amount	Value
Crane Co. 4.20%, 3/15/2048	$ 115,000	$ 112,241
Deere & Co.:
2.60%, 6/8/2022	129,000	133,801
3.90%, 6/9/2042	105,000	131,315
Dover Corp.:
2.95%, 11/4/2029	20,000	21,489
3.15%, 11/15/2025	580,000	627,090
Flowserve Corp. 4.00%, 11/15/2023	295,000	301,101
IDEX Corp. 3.00%, 5/1/2030 (b)	125,000	130,616
John Deere Capital Corp.:
Series MTN, 0.55%, 7/5/2022	415,000	416,307
Series MTN, 0.70%, 7/5/2023	375,000	376,620
Series MTN, 1.20%, 4/6/2023	70,000	71,305
Series MTN, 1.75%, 3/9/2027	150,000	156,004
Series MTN, 1.95%, 6/13/2022	145,000	149,073
Series MTN, 2.05%, 1/9/2025 (b)	200,000	211,174
Series MTN, 2.15%, 9/8/2022	149,000	154,519
Series MTN, 2.25%, 9/14/2026 (b)	200,000	215,622
Series MTN, 2.45%, 1/9/2030 (b)	365,000	395,821
Series MTN, 2.60%, 3/7/2024	144,000	153,432
Series MTN, 2.65%, 6/24/2024	316,000	339,390
Series MTN, 2.65%, 6/10/2026 (b)	280,000	308,728
Series MTN, 2.70%, 1/6/2023	221,000	232,983
Series MTN, 2.80%, 9/8/2027 (b)	72,000	80,389
Series MTN, 2.80%, 7/18/2029	200,000	221,728
Series MTN, 2.95%, 4/1/2022	335,000	349,415
Series MTN, 3.05%, 1/6/2028 (b)	220,000	244,620
Series MTN, 3.20%, 1/10/2022	150,000	156,183
Series MTN, 3.45%, 1/10/2024 (b)	105,000	114,852
nVent Finance Sarl 3.95%, 4/15/2023	60,000	61,652
Otis Worldwide Corp.:
2.06%, 4/5/2025 (c)	705,000	739,207
2.29%, 4/5/2027 (b) (c)	180,000	188,131
3.11%, 2/15/2040 (c)	500,000	513,540
Rockwell Automation, Inc. 2.88%, 3/1/2025	100,000	106,353
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	355,000	362,526
4.95%, 9/15/2028	226,000	251,825
Xylem, Inc.:
1.95%, 1/30/2028 (b)	115,000	116,205

164

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.25%, 1/30/2031	$ 215,000	$ 216,681
3.25%, 11/1/2026	330,000	359,819
4.38%, 11/1/2046	591,000	643,965
		10,026,665
MEDIA — 1.0%
CBS Corp.:
3.70%, 6/1/2028	425,000	461,835
4.00%, 1/15/2026	135,000	150,456
4.20%, 6/1/2029 (b)	119,000	134,114
4.85%, 7/1/2042	500,000	530,635
4.90%, 8/15/2044	413,000	449,278
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	217,000	242,641
4.46%, 7/23/2022	569,000	606,969
4.80%, 3/1/2050	300,000	338,781
4.91%, 7/23/2025	863,000	988,817
5.05%, 3/30/2029	246,000	290,472
5.13%, 7/1/2049	230,000	266,671
5.38%, 4/1/2038	150,000	181,005
5.38%, 5/1/2047	635,000	753,891
5.75%, 4/1/2048	519,000	643,954
6.38%, 10/23/2035	528,000	695,455
6.48%, 10/23/2045	832,000	1,103,498
6.83%, 10/23/2055	420,000	574,678
Class USD, 4.50%, 2/1/2024	738,000	816,390
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	16,000	19,351
Comcast Corp.:
1.95%, 1/15/2031	175,000	178,323
2.35%, 1/15/2027	555,000	592,901
2.65%, 2/1/2030	759,000	825,306
2.75%, 3/1/2023	630,000	664,996
2.80%, 1/15/2051	140,000	143,179
3.00%, 2/1/2024 (b)	270,000	290,399
3.13%, 7/15/2022	705,000	744,268
3.15%, 3/1/2026	1,040,000	1,156,262
3.15%, 2/15/2028	404,000	449,660
3.20%, 7/15/2036 (b)	722,000	800,164
3.30%, 2/1/2027	243,000	273,489
3.38%, 2/15/2025	250,000	276,865
3.38%, 8/15/2025	222,000	247,095
3.45%, 2/1/2050	160,000	181,338
3.70%, 4/15/2024	773,000	856,082
3.75%, 4/1/2040	115,000	134,466
3.90%, 3/1/2038	559,000	663,891
3.97%, 11/1/2047	443,000	527,919
4.00%, 8/15/2047	300,000	360,804
4.00%, 3/1/2048	278,000	340,569
4.00%, 11/1/2049	546,000	663,286
4.05%, 11/1/2052	602,000	738,401
4.15%, 10/15/2028	115,000	137,783
Security Description	Principal Amount	Value
4.20%, 8/15/2034	$ 329,000	$ 406,279
4.25%, 10/15/2030	662,000	808,911
4.25%, 1/15/2033	189,000	232,608
4.40%, 8/15/2035	468,000	581,719
4.50%, 1/15/2043	335,000	423,015
4.60%, 10/15/2038	640,000	812,032
4.60%, 8/15/2045	428,000	555,416
4.65%, 7/15/2042	321,000	415,319
4.70%, 10/15/2048	255,000	341,121
4.75%, 3/1/2044	250,000	328,663
4.95%, 10/15/2058	290,000	413,781
5.65%, 6/15/2035	285,000	404,674
6.40%, 5/15/2038	272,000	403,871
6.45%, 3/15/2037	100,000	149,613
6.50%, 11/15/2035	100,000	150,903
Discovery Communications LLC:
2.95%, 3/20/2023	237,000	248,954
3.63%, 5/15/2030	250,000	273,225
3.80%, 3/13/2024	385,000	416,739
4.13%, 5/15/2029	128,000	145,251
4.65%, 5/15/2050	400,000	454,100
4.90%, 3/11/2026	153,000	176,065
4.95%, 5/15/2042	308,000	350,264
5.00%, 9/20/2037	145,000	170,671
5.20%, 9/20/2047	191,000	221,850
5.30%, 5/15/2049	125,000	149,906
6.35%, 6/1/2040	295,000	396,551
Fox Corp.:
3.67%, 1/25/2022	59,000	61,739
4.03%, 1/25/2024	349,000	386,148
4.71%, 1/25/2029	682,000	819,109
5.48%, 1/25/2039	483,000	645,525
5.58%, 1/25/2049	160,000	222,070
Grupo Televisa SAB:
5.00%, 5/13/2045	255,000	281,390
5.25%, 5/24/2049 (b)	556,000	641,190
6.13%, 1/31/2046 (b)	150,000	191,187
6.63%, 3/18/2025	397,000	466,523
6.63%, 1/15/2040 (b)	180,000	232,555
NBCUniversal Media LLC:
4.45%, 1/15/2043	590,000	742,084
5.95%, 4/1/2041	656,000	961,381
6.40%, 4/30/2040	100,000	151,803
TCI Communications, Inc.:
7.13%, 2/15/2028	107,000	147,955
7.88%, 2/15/2026	450,000	608,710
Thomson Reuters Corp. 5.85%, 4/15/2040	500,000	634,450
Time Warner Cable LLC:
4.50%, 9/15/2042	262,000	279,499
5.50%, 9/1/2041	270,000	326,595
5.88%, 11/15/2040	200,000	246,996
6.55%, 5/1/2037	345,000	451,446
6.75%, 6/15/2039	405,000	539,014

165

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
7.30%, 7/1/2038	$ 620,000	$ 852,624
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	259,000	265,441
3.00%, 2/13/2026	14,000	15,512
4.38%, 8/16/2041	445,000	535,896
Series GMTN, 4.13%, 6/1/2044 (b)	208,000	250,827
Series MTN, 1.85%, 7/30/2026	22,000	22,728
Series MTN, 2.35%, 12/1/2022	207,000	215,680
Series MTN, 2.45%, 3/4/2022	311,000	320,489
Series MTN, 2.95%, 6/15/2027 (b)	187,000	205,580
Series MTN, 3.70%, 12/1/2042	442,000	495,942
Viacom, Inc.:
4.20%, 5/19/2032	300,000	334,743
4.38%, 3/15/2043	458,000	472,711
4.95%, 5/19/2050	500,000	555,985
7.88%, 7/30/2030	154,000	218,963
ViacomCBS, Inc. 3.88%, 4/1/2024	447,000	482,398
Walt Disney Co 4.70%, 3/23/2050	500,000	650,840
Walt Disney Co.:
1.65%, 9/1/2022	105,000	107,422
1.75%, 8/30/2024 (b)	576,000	596,442
1.75%, 1/13/2026	180,000	185,116
2.00%, 9/1/2029	603,000	615,705
2.20%, 1/13/2028	115,000	120,103
2.65%, 1/13/2031	245,000	260,440
2.75%, 9/1/2049	225,000	217,181
3.38%, 11/15/2026 (b)	300,000	337,059
3.50%, 5/13/2040	250,000	273,683
3.60%, 1/13/2051	125,000	138,738
3.70%, 9/15/2024	124,000	137,862
3.70%, 10/15/2025	613,000	691,427
3.80%, 3/22/2030 (b)	1,500,000	1,760,175
3.80%, 5/13/2060	145,000	167,655
4.75%, 9/15/2044	200,000	250,738
4.75%, 11/15/2046	25,000	31,629
5.40%, 10/1/2043	250,000	335,935
6.15%, 3/1/2037	200,000	283,838
6.20%, 12/15/2034	330,000	479,982
6.65%, 11/15/2037	154,000	229,534
		52,082,230
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp.:
2.50%, 1/15/2023	932,000	976,251
4.38%, 6/15/2045	160,000	191,055
Timken Co.:
3.88%, 9/1/2024 (b)	95,000	99,593
4.50%, 12/15/2028	370,000	398,897
Security Description	Principal Amount	Value
Valmont Industries, Inc. 5.25%, 10/1/2054	$ 615,000	$ 626,193
		2,291,989
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	215,000	279,141
Barrick North America Finance LLC:
5.70%, 5/30/2041	221,000	296,332
5.75%, 5/1/2043	355,000	498,537
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	163,000	219,564
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	632,000	654,449
Kinross Gold Corp. 5.13%, 9/1/2021 (b)	129,000	132,566
Newmont Corp.:
2.25%, 10/1/2030	275,000	278,374
5.45%, 6/9/2044	150,000	200,238
5.88%, 4/1/2035	125,000	174,259
6.25%, 10/1/2039	126,000	178,778
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	170,000	213,896
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	898,000	1,016,976
7.13%, 7/15/2028	251,000	353,451
Southern Copper Corp.:
3.50%, 11/8/2022 (b)	185,000	193,861
5.25%, 11/8/2042	295,000	350,026
5.88%, 4/23/2045 (b)	100,000	127,760
7.50%, 7/27/2035	545,000	760,662
Teck Resources, Ltd.:
6.00%, 8/15/2040	423,000	446,024
6.13%, 10/1/2035	200,000	227,306
6.25%, 7/15/2041	200,000	218,900
		6,821,100
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	300,000	309,720
2.00%, 2/14/2025	142,000	149,358
2.88%, 10/15/2027	124,000	137,589
3.05%, 4/15/2030 (b)	350,000	395,661
3.25%, 8/26/2049	164,000	180,671
Series MTN, 1.63%, 9/19/2021	250,000	253,283
Series MTN, 2.00%, 6/26/2022	106,000	109,309
Series MTN, 2.75%, 3/1/2022	260,000	269,568
Series MTN, 3.00%, 9/14/2021	215,000	221,140
Series MTN, 3.00%, 8/7/2025	150,000	166,407
Series MTN, 3.25%, 2/14/2024	281,000	306,211

166

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.38%, 3/1/2029 (b)	$ 415,000	$ 478,101
Carlisle Cos., Inc.:
2.75%, 3/1/2030	165,000	169,783
3.75%, 11/15/2022	150,000	155,339
Eaton Corp.:
3.10%, 9/15/2027 (b)	118,000	129,522
3.92%, 9/15/2047	50,000	57,649
4.00%, 11/2/2032	270,000	318,049
4.15%, 11/2/2042	172,000	202,998
General Electric Co.:
3.45%, 5/1/2027 (b)	1,500,000	1,534,425
4.13%, 10/9/2042 (b)	275,000	261,597
4.25%, 5/1/2040	515,000	505,251
4.35%, 5/1/2050	555,000	547,474
4.50%, 3/11/2044	250,000	248,008
Series A, 6.75%, 3/15/2032	1,198,000	1,458,936
Series GMTN, 3.10%, 1/9/2023 (b)	538,000	562,640
Series GMTN, 6.15%, 8/7/2037	343,000	396,114
Series GMTN, 6.88%, 1/10/2039	366,000	446,264
Series MTN, 5.88%, 1/14/2038	558,000	625,462
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	225,000	246,247
3.90%, 9/1/2042 (b)	191,000	233,020
4.88%, 9/15/2041	100,000	134,590
Parker-Hannifin Corp.:
2.70%, 6/14/2024	162,000	172,729
3.25%, 3/1/2027	203,000	220,365
3.25%, 6/14/2029	106,000	116,931
Series MTN, 3.50%, 9/15/2022	250,000	263,842
Series MTN, 6.25%, 5/15/2038	200,000	269,150
Pentair Finance Sarl 4.50%, 7/1/2029	75,000	82,368
Textron, Inc.:
3.00%, 6/1/2030	150,000	149,625
3.65%, 3/15/2027	358,000	372,299
3.88%, 3/1/2025	55,000	59,023
3.90%, 9/17/2029	536,000	566,638
4.00%, 3/15/2026	50,000	52,973
Trane Technologies Global Holding Co., Ltd.:
3.75%, 8/21/2028	117,000	130,506
4.30%, 2/21/2048	70,000	79,721
5.75%, 6/15/2043	190,000	254,045
Trane Technologies Luxembourg Finance SA:
3.80%, 3/21/2029	141,000	159,262
4.50%, 3/21/2049	421,000	496,485
		14,656,348
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	$ 366,000	$ 388,765
OIL & GAS — 1.3%
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	593,000	603,929
2.75%, 5/10/2023 (b)	536,000	565,903
3.00%, 2/24/2050	265,000	259,679
3.02%, 1/16/2027	257,000	278,547
3.12%, 5/4/2026	180,000	196,686
3.22%, 11/28/2023	194,000	208,187
3.25%, 5/6/2022	174,000	182,336
3.41%, 2/11/2026 (b)	279,000	308,649
3.59%, 4/14/2027	174,000	192,689
3.79%, 2/6/2024 (b)	322,000	352,052
4.23%, 11/6/2028 (b)	1,010,000	1,177,145
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	210,023
3.28%, 9/19/2027	775,000	845,478
3.51%, 3/17/2025	716,000	792,018
3.54%, 11/4/2024	167,000	183,657
3.72%, 11/28/2028 (b)	122,000	137,708
3.81%, 2/10/2024	282,000	309,704
3.99%, 9/26/2023	189,000	207,471
Burlington Resources LLC 5.95%, 10/15/2036	234,000	314,735
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	250,000	250,445
2.95%, 1/15/2023	135,000	139,433
2.95%, 7/15/2030	250,000	249,823
3.45%, 11/15/2021	112,000	114,787
3.85%, 6/1/2027	261,000	279,077
6.25%, 3/15/2038	190,000	225,331
6.45%, 6/30/2033	103,000	124,319
6.50%, 2/15/2037	250,000	297,785
6.75%, 2/1/2039	165,000	200,680
Series GMTN, 4.95%, 6/1/2047	150,000	164,547
Chevron Corp.:
1.14%, 5/11/2023	55,000	55,943
1.55%, 5/11/2025	1,165,000	1,198,191
2.00%, 5/11/2027	155,000	161,987
2.24%, 5/11/2030	1,100,000	1,155,891
2.41%, 3/3/2022	234,000	240,830
2.57%, 5/16/2023 (b)	279,000	294,035
2.90%, 3/3/2024 (b)	227,000	244,125
2.98%, 5/11/2040	120,000	128,650
3.08%, 5/11/2050	200,000	212,142
3.19%, 6/24/2023 (b)	257,000	275,558
3.33%, 11/17/2025 (b)	150,000	168,069
Cimarex Energy Co.:
3.90%, 5/15/2027	202,000	204,921

167

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.38%, 3/15/2029 (b)	$ 104,000	$ 106,710
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029 (b)	325,000	345,576
4.25%, 5/9/2043	200,000	238,868
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045 (b)	150,000	179,336
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	400,000	436,896
4.38%, 5/2/2028 (b)	220,000	256,351
CNOOC Finance, Ltd. 3.00%, 5/9/2023	870,000	908,689
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	135,000	148,392
4.88%, 4/30/2044	400,000	520,676
Concho Resources, Inc.:
3.75%, 10/1/2027	393,000	419,590
4.30%, 8/15/2028	200,000	219,458
4.85%, 8/15/2048	75,000	84,158
ConocoPhillips:
5.90%, 10/15/2032 (b)	188,000	256,095
5.90%, 5/15/2038	1,015,000	1,389,017
6.50%, 2/1/2039	765,000	1,109,663
ConocoPhillips Co.:
4.30%, 11/15/2044	247,000	302,372
4.95%, 3/15/2026	188,000	224,948
6.95%, 4/15/2029	541,000	755,582
Devon Energy Corp.:
4.75%, 5/15/2042	262,000	230,751
5.00%, 6/15/2045	375,000	335,047
5.60%, 7/15/2041	250,000	244,678
7.95%, 4/15/2032	100,000	116,100
Diamondback Energy, Inc.:
2.88%, 12/1/2024	113,000	113,042
3.25%, 12/1/2026	175,000	175,590
3.50%, 12/1/2029	252,000	243,881
Ecopetrol SA:
4.13%, 1/16/2025 (b)	904,000	905,953
5.88%, 5/28/2045	100,000	105,075
Eni USA, Inc. 7.30%, 11/15/2027	300,000	375,612
EOG Resources, Inc.:
3.90%, 4/1/2035	580,000	676,036
4.15%, 1/15/2026	100,000	115,049
Equinor ASA:
1.75%, 1/22/2026	140,000	143,486
2.38%, 5/22/2030	125,000	130,073
2.45%, 1/17/2023	218,000	227,908
3.13%, 4/6/2030	1,889,000	2,085,135
3.15%, 1/23/2022 (b)	259,000	269,495
3.25%, 11/18/2049	435,000	463,653
3.70%, 3/1/2024 (b)	175,000	194,072
3.95%, 5/15/2043	300,000	344,313
4.25%, 11/23/2041	150,000	181,926
Security Description	Principal Amount	Value
4.80%, 11/8/2043	$ 365,000	$ 476,186
Exxon Mobil Corp.:
1.90%, 8/16/2022	102,000	104,960
2.02%, 8/16/2024 (b)	266,000	277,656
2.28%, 8/16/2026 (b)	172,000	182,858
2.40%, 3/6/2022 (b)	305,000	314,223
2.61%, 10/15/2030	2,500,000	2,678,675
2.71%, 3/6/2025	643,000	689,997
2.73%, 3/1/2023	535,000	562,906
3.04%, 3/1/2026	216,000	237,205
3.10%, 8/16/2049	189,000	194,683
3.18%, 3/15/2024	243,000	263,592
4.11%, 3/1/2046	426,000	512,158
4.33%, 3/19/2050	2,095,000	2,621,515
Hess Corp.:
5.60%, 2/15/2041	190,000	199,337
5.80%, 4/1/2047 (b)	127,000	137,638
6.00%, 1/15/2040	100,000	107,725
7.13%, 3/15/2033	500,000	583,340
7.30%, 8/15/2031	100,000	116,564
7.88%, 10/1/2029	100,000	120,031
HollyFrontier Corp. 5.88%, 4/1/2026	280,000	308,255
Husky Energy, Inc.:
3.95%, 4/15/2022	163,000	166,767
4.40%, 4/15/2029	419,000	418,585
6.80%, 9/15/2037	223,000	253,161
Marathon Oil Corp.:
6.60%, 10/1/2037	765,000	776,919
6.80%, 3/15/2032	230,000	245,208
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (b)	190,000	201,801
4.50%, 4/1/2048	300,000	308,298
4.75%, 12/15/2023	161,000	176,720
4.75%, 9/15/2044	360,000	380,131
5.00%, 9/15/2054	125,000	128,740
5.13%, 12/15/2026	58,000	67,048
6.50%, 3/1/2041	403,000	499,204
Newfield Exploration Co. 5.38%, 1/1/2026	240,000	224,748
Nexen, Inc.:
5.88%, 3/10/2035	200,000	275,438
6.40%, 5/15/2037	541,000	771,168
7.88%, 3/15/2032	257,000	391,992
Noble Energy, Inc.:
3.25%, 10/15/2029	100,000	91,011
3.90%, 11/15/2024	176,000	176,709
4.20%, 10/15/2049	200,000	167,612
4.95%, 8/15/2047	335,000	301,192
5.25%, 11/15/2043	475,000	437,978
6.00%, 3/1/2041	99,000	96,414
Ovintiv, Inc.:
6.50%, 8/15/2034 (b)	464,000	413,740
6.50%, 2/1/2038	600,000	508,170
6.63%, 8/15/2037	100,000	86,604

168

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
7.38%, 11/1/2031	$ 200,000	$ 185,530
8.13%, 9/15/2030	150,000	141,750
Petro-Canada 6.80%, 5/15/2038	155,000	200,999
Phillips 66:
2.15%, 12/15/2030	400,000	389,632
3.85%, 4/9/2025	400,000	443,844
3.90%, 3/15/2028 (b)	267,000	300,340
4.30%, 4/1/2022	307,000	325,733
4.88%, 11/15/2044	420,000	519,645
5.88%, 5/1/2042	277,000	375,523
Pioneer Natural Resources Co. 4.45%, 1/15/2026 (b)	68,000	78,673
Shell International Finance B.V.:
1.75%, 9/12/2021	194,000	196,669
2.00%, 11/7/2024 (b)	231,000	241,875
2.38%, 8/21/2022	250,000	260,617
2.38%, 11/7/2029	365,000	383,473
2.50%, 9/12/2026	415,000	448,051
2.88%, 5/10/2026	293,000	321,808
3.13%, 11/7/2049	375,000	393,034
3.25%, 5/11/2025	737,000	816,132
3.25%, 4/6/2050	800,000	856,176
3.40%, 8/12/2023	293,000	317,011
3.50%, 11/13/2023	515,000	560,820
3.63%, 8/21/2042	185,000	203,197
3.88%, 11/13/2028	280,000	325,881
4.00%, 5/10/2046	574,000	674,726
4.13%, 5/11/2035	409,000	495,761
4.38%, 5/11/2045	809,000	991,462
4.55%, 8/12/2043	185,000	231,831
6.38%, 12/15/2038	270,000	404,139
Suncor Energy, Inc.:
2.80%, 5/15/2023	130,000	135,712
3.10%, 5/15/2025	115,000	122,791
3.60%, 12/1/2024	296,000	321,033
4.00%, 11/15/2047	718,000	739,325
7.15%, 2/1/2032	225,000	283,799
Total Capital International SA:
2.22%, 7/12/2021	198,000	201,348
2.43%, 1/10/2025	319,000	338,663
2.70%, 1/25/2023	126,000	132,667
2.83%, 1/10/2030	317,000	344,322
2.88%, 2/17/2022	378,000	391,929
2.99%, 6/29/2041	250,000	256,355
3.13%, 5/29/2050	400,000	409,856
3.39%, 6/29/2060	250,000	257,107
3.46%, 2/19/2029	588,000	665,169
3.46%, 7/12/2049	195,000	211,928
3.70%, 1/15/2024	315,000	345,964
3.75%, 4/10/2024	199,000	220,074
Total Capital SA 3.88%, 10/11/2028	212,000	245,731
Valero Energy Corp.:
3.65%, 3/15/2025	54,000	58,734
Security Description	Principal Amount	Value
4.00%, 4/1/2029	$ 875,000	$ 975,782
4.90%, 3/15/2045 (b)	155,000	182,460
6.63%, 6/15/2037	351,000	459,210
7.50%, 4/15/2032	100,000	139,122
		66,070,692
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	325,000	339,934
3.34%, 12/15/2027	46,000	49,136
4.08%, 12/15/2047	514,000	535,161
4.49%, 5/1/2030	295,000	340,256
Halliburton Co.:
2.92%, 3/1/2030 (b)	200,000	189,580
3.50%, 8/1/2023	17,000	17,801
5.00%, 11/15/2045	468,000	482,854
6.70%, 9/15/2038	480,000	568,685
7.45%, 9/15/2039	345,000	437,753
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	277,000	278,803
3.60%, 12/1/2029	200,000	195,264
Schlumberger Investment SA:
2.65%, 6/26/2030	250,000	254,692
3.65%, 12/1/2023	594,000	637,784
		4,327,703
PACKAGING & CONTAINERS — 0.1%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	125,000	143,487
Bemis Co., Inc.:
2.63%, 6/19/2030 (b)	75,000	77,134
4.50%, 10/15/2021	100,000	103,119
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	108,321
3.40%, 12/15/2027	172,000	189,281
4.05%, 12/15/2049 (b)	50,000	58,963
4.50%, 11/1/2023	131,000	144,617
Sonoco Products Co. 5.75%, 11/1/2040	105,000	129,426
WestRock RKT LLC 4.00%, 3/1/2023	100,000	106,452
WRKCo, Inc.:
3.00%, 9/15/2024	244,000	258,755
3.00%, 6/15/2033	115,000	120,246
3.38%, 9/15/2027	650,000	697,125
3.90%, 6/1/2028	348,000	384,780
4.00%, 3/15/2028	178,000	197,703
4.20%, 6/1/2032	50,000	58,496
		2,777,905

169

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
PHARMACEUTICALS — 1.8%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	$ 790,000	$ 805,049
2.30%, 11/21/2022 (c)	840,000	868,980
2.60%, 11/21/2024 (c)	195,000	206,903
2.90%, 11/6/2022	730,000	765,493
2.95%, 11/21/2026 (c)	593,000	644,633
3.20%, 11/21/2029 (c)	1,370,000	1,503,835
3.25%, 10/1/2022 (c)	427,000	447,193
3.45%, 3/15/2022 (c)	90,000	93,599
3.60%, 5/14/2025	1,644,000	1,817,557
3.75%, 11/14/2023	500,000	546,290
3.80%, 3/15/2025 (c)	590,000	653,962
3.85%, 6/15/2024 (c)	201,000	220,730
4.05%, 11/21/2039 (c)	505,000	590,431
4.25%, 11/14/2028 (b)	404,000	476,595
4.25%, 11/21/2049 (c)	1,310,000	1,585,663
4.40%, 11/6/2042	529,000	637,138
4.45%, 5/14/2046	1,095,000	1,337,794
4.50%, 5/14/2035	1,080,000	1,304,651
4.55%, 3/15/2035 (c)	1,180,000	1,430,302
4.75%, 3/15/2045 (c)	574,000	713,006
4.85%, 6/15/2044 (c)	300,000	372,963
4.88%, 11/14/2048	45,000	58,703
AmerisourceBergen Corp.:
2.80%, 5/15/2030 (b)	100,000	105,397
3.45%, 12/15/2027	118,000	132,527
4.30%, 12/15/2047	542,000	607,696
AstraZeneca PLC:
2.38%, 6/12/2022	468,000	484,137
3.38%, 11/16/2025	406,000	455,349
3.50%, 8/17/2023	163,000	176,386
4.00%, 9/18/2042	291,000	355,969
4.38%, 11/16/2045	257,000	333,440
4.38%, 8/17/2048 (b)	161,000	212,844
6.45%, 9/15/2037	489,000	735,016
Becton Dickinson & Co. 3.70%, 6/6/2027	989,000	1,104,100
Becton Dickinson and Co.:
2.89%, 6/6/2022	870,000	900,580
3.13%, 11/8/2021	296,000	304,732
3.36%, 6/6/2024	476,000	512,319
4.67%, 6/6/2047	262,000	323,366
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (c)	520,000	529,963
2.60%, 5/16/2022 (b) (c)	442,000	459,039
2.75%, 2/15/2023 (c)	54,000	56,885
2.90%, 7/26/2024 (c)	615,000	664,163
3.20%, 6/15/2026 (c)	408,000	457,527
3.25%, 8/15/2022 (c)	255,000	269,191
3.25%, 2/20/2023 (c)	100,000	106,589
3.25%, 8/1/2042	159,000	176,515
3.40%, 7/26/2029 (c)	892,000	1,029,948
3.45%, 11/15/2027 (c)	150,000	172,569
Security Description	Principal Amount	Value
3.55%, 8/15/2022 (c)	$ 537,000	$ 570,616
3.63%, 5/15/2024 (c)	460,000	506,202
3.90%, 2/20/2028 (c)	125,000	146,863
4.00%, 8/15/2023 (c)	991,000	1,092,310
4.13%, 6/15/2039 (c)	221,000	280,920
4.25%, 10/26/2049 (c)	343,000	452,187
4.35%, 11/15/2047 (c)	141,000	185,559
4.50%, 3/1/2044	54,000	73,105
4.55%, 2/20/2048 (c)	250,000	337,165
4.63%, 5/15/2044 (c)	473,000	624,029
5.00%, 8/15/2045 (c)	256,000	360,243
7.15%, 6/15/2023	300,000	355,614
Cardinal Health, Inc.:
2.62%, 6/15/2022	334,000	345,109
3.08%, 6/15/2024	320,000	341,648
4.37%, 6/15/2047	200,000	221,476
4.50%, 11/15/2044	425,000	459,790
4.90%, 9/15/2045	123,000	142,963
Cigna Corp.:
2.40%, 3/15/2030	450,000	467,073
3.00%, 7/15/2023 (c)	100,000	105,667
3.05%, 11/30/2022 (c)	197,000	207,248
3.05%, 10/15/2027 (c)	455,000	493,620
3.20%, 3/15/2040	115,000	122,262
3.25%, 4/15/2025 (c)	630,000	687,412
3.40%, 9/17/2021	536,000	553,726
3.40%, 3/1/2027 (c)	300,000	331,269
3.40%, 3/15/2050 (b)	250,000	269,680
3.88%, 10/15/2047 (c)	170,000	192,120
4.13%, 11/15/2025	348,000	399,076
4.38%, 10/15/2028	1,174,000	1,390,298
4.50%, 2/25/2026 (c)	145,000	168,719
4.80%, 7/15/2046 (c)	215,000	271,179
4.90%, 12/15/2048	259,000	341,427
6.13%, 11/15/2041 (c)	320,000	454,115
CVS Health Corp.:
2.63%, 8/15/2024	655,000	696,540
2.88%, 6/1/2026	221,000	239,124
3.00%, 8/15/2026 (b)	165,000	180,093
3.25%, 8/15/2029	535,000	590,276
3.38%, 8/12/2024	720,000	783,706
3.75%, 4/1/2030 (b)	1,500,000	1,720,950
3.88%, 7/20/2025	575,000	644,972
4.00%, 12/5/2023	134,000	147,033
4.10%, 3/25/2025	1,223,000	1,382,100
4.13%, 4/1/2040 (b)	150,000	177,039
4.30%, 3/25/2028	2,359,000	2,753,047
4.78%, 3/25/2038	1,258,000	1,556,511
4.88%, 7/20/2035	2,000	2,508
5.05%, 3/25/2048	1,390,000	1,817,008
5.13%, 7/20/2045	114,000	147,229
5.30%, 12/5/2043	865,000	1,126,507
Eli Lilly & Co.:
2.75%, 6/1/2025 (b)	179,000	195,609
3.38%, 3/15/2029	225,000	259,724

170

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.95%, 5/15/2047	$ 300,000	$ 373,014
3.95%, 3/15/2049	231,000	294,698
4.15%, 3/15/2059	351,000	458,796
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	168,000	175,224
2.88%, 6/1/2022	503,000	524,543
3.00%, 6/1/2024	362,000	391,568
3.38%, 6/1/2029	309,000	355,183
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023 (b)	217,000	233,967
3.63%, 5/15/2025 (b)	423,000	477,626
4.20%, 3/18/2043	391,000	500,914
5.38%, 4/15/2034	480,000	664,742
6.38%, 5/15/2038	424,000	643,471
Johnson & Johnson:
2.05%, 3/1/2023	105,000	109,303
2.25%, 3/3/2022	220,000	226,703
2.45%, 12/5/2021	474,000	487,836
2.45%, 3/1/2026	442,000	483,252
2.63%, 1/15/2025	367,000	398,430
2.90%, 1/15/2028	606,000	681,156
2.95%, 3/3/2027	215,000	239,703
3.63%, 3/3/2037	500,000	602,575
3.70%, 3/1/2046	466,000	581,144
4.38%, 12/5/2033	279,000	367,086
4.85%, 5/15/2041	100,000	142,850
4.95%, 5/15/2033	244,000	335,261
McKesson Corp.:
2.85%, 3/15/2023	115,000	120,311
3.80%, 3/15/2024 (b)	200,000	219,836
3.95%, 2/16/2028	161,000	184,134
4.75%, 5/30/2029	74,000	89,248
6.00%, 3/1/2041 (b)	115,000	157,465
Mead Johnson Nutrition Co. 5.90%, 11/1/2039	500,000	700,575
Merck & Co., Inc.:
0.75%, 2/24/2026	235,000	234,831
1.45%, 6/24/2030 (b)	210,000	210,437
2.35%, 2/10/2022	495,000	510,469
2.35%, 6/24/2040	285,000	290,899
2.45%, 6/24/2050	200,000	201,660
2.80%, 5/18/2023	472,000	502,779
2.90%, 3/7/2024	136,000	146,702
3.40%, 3/7/2029	303,000	350,426
3.60%, 9/15/2042	100,000	119,520
3.70%, 2/10/2045	493,000	596,259
3.90%, 3/7/2039	371,000	457,970
4.00%, 3/7/2049	380,000	490,937
4.15%, 5/18/2043	270,000	346,356
6.50%, 12/1/2033	176,000	265,941
6.55%, 9/15/2037	200,000	308,924
Mylan NV:
3.95%, 6/15/2026	285,000	318,405
5.25%, 6/15/2046	499,000	614,653
Security Description	Principal Amount	Value
Mylan, Inc.:
4.55%, 4/15/2028 (b)	$ 287,000	$ 331,884
5.20%, 4/15/2048	99,000	122,047
5.40%, 11/29/2043 (b)	625,000	765,225
Novartis Capital Corp.:
1.75%, 2/14/2025	348,000	363,789
2.00%, 2/14/2027	398,000	422,907
2.20%, 8/14/2030	500,000	528,520
2.40%, 5/17/2022	444,000	460,566
2.40%, 9/21/2022	230,000	239,543
2.75%, 8/14/2050	165,000	174,332
3.00%, 11/20/2025	144,000	159,761
3.40%, 5/6/2024	592,000	652,023
4.00%, 11/20/2045	138,000	174,193
4.40%, 5/6/2044	604,000	808,979
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030	235,000	238,158
4.38%, 3/15/2026	100,000	109,235
4.90%, 12/15/2044	115,000	121,426
Pfizer, Inc.:
0.80%, 5/28/2025 (b)	250,000	251,110
1.70%, 5/28/2030	900,000	915,201
2.20%, 12/15/2021	93,000	95,349
2.55%, 5/28/2040	200,000	206,900
2.70%, 5/28/2050	180,000	185,819
2.75%, 6/3/2026 (b)	232,000	257,163
2.95%, 3/15/2024	100,000	108,320
3.00%, 9/15/2021	120,000	123,812
3.00%, 12/15/2026	146,000	164,866
3.20%, 9/15/2023	150,000	162,187
3.40%, 5/15/2024	141,000	156,361
3.90%, 3/15/2039	773,000	952,011
4.00%, 12/15/2036	610,000	747,360
4.00%, 3/15/2049 (b)	200,000	255,370
4.10%, 9/15/2038 (b)	340,000	423,511
4.13%, 12/15/2046	300,000	386,154
4.20%, 9/15/2048	185,000	240,398
4.40%, 5/15/2044	256,000	335,086
7.20%, 3/15/2039	460,000	776,710
Pharmacia LLC 6.60%, 12/1/2028	180,000	248,969
Sanofi 3.38%, 6/19/2023	450,000	486,954
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	292,000	297,621
2.88%, 9/23/2023	534,000	565,885
3.20%, 9/23/2026	692,000	768,632
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	200,000	200,218
3.03%, 7/9/2040	265,000	267,952
3.18%, 7/9/2050 (e)	245,000	245,559
3.38%, 7/9/2060	200,000	200,016
4.40%, 11/26/2023	1,088,000	1,211,292

171

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Upjohn, Inc.:
1.13%, 6/22/2022 (c)	$ 75,000	$ 75,494
1.65%, 6/22/2025 (b) (c)	180,000	183,584
2.30%, 6/22/2027 (b) (c)	125,000	129,315
2.70%, 6/22/2030 (c)	155,000	159,679
3.85%, 6/22/2040 (c)	165,000	177,976
4.00%, 6/22/2050 (c)	155,000	166,619
Wyeth LLC:
5.95%, 4/1/2037	517,000	760,006
6.00%, 2/15/2036	229,000	334,896
6.45%, 2/1/2024	100,000	120,204
Zoetis, Inc.:
2.00%, 5/15/2030	250,000	257,000
3.00%, 9/12/2027	151,000	166,642
3.00%, 5/15/2050	180,000	189,895
3.25%, 8/20/2021	35,000	35,958
3.90%, 8/20/2028	183,000	215,770
3.95%, 9/12/2047	202,000	242,521
4.50%, 11/13/2025	483,000	563,893
4.70%, 2/1/2043	130,000	171,146
		93,166,137
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	5,642
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	140,000	140,896
4.45%, 7/15/2027	341,000	356,205
5.95%, 6/1/2026	85,000	95,627
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (c)	380,000	388,444
5.88%, 3/31/2025	300,000	336,837
7.00%, 6/30/2024	400,000	455,548
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	199,000	226,776
5.80%, 6/1/2045	58,000	70,868
Enable Midstream Partners L.P.:
3.90%, 5/15/2024 (b)	165,000	161,695
4.15%, 9/15/2029	247,000	215,004
4.40%, 3/15/2027	608,000	562,844
5.00%, 5/15/2044 (b)	200,000	159,552
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040 (b)	220,000	266,446
5.88%, 10/15/2025	315,000	375,811
7.38%, 10/15/2045	15,000	20,807
Series B, 7.50%, 4/15/2038	130,000	170,117
Enbridge, Inc.:
2.50%, 1/15/2025	150,000	156,770
2.90%, 7/15/2022	105,000	108,870
3.13%, 11/15/2029	460,000	480,939
3.70%, 7/15/2027 (b)	276,000	304,138
4.25%, 12/1/2026	297,000	337,047
5.50%, 12/1/2046	145,000	187,234
Security Description	Principal Amount	Value
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	$ 115,000	$ 119,240
3.75%, 5/15/2030	205,000	203,661
4.05%, 3/15/2025	177,000	188,029
4.20%, 4/15/2027	112,000	117,076
4.75%, 1/15/2026	613,000	668,918
5.00%, 5/15/2050	165,000	156,418
5.15%, 2/1/2043	250,000	233,700
5.15%, 3/15/2045	492,000	467,405
5.20%, 2/1/2022	322,000	337,285
5.30%, 4/15/2047	415,000	409,966
5.50%, 6/1/2027	100,000	111,706
5.95%, 10/1/2043	265,000	268,358
6.05%, 6/1/2041	500,000	525,090
6.50%, 2/1/2042	178,000	194,205
Series 20Y, 5.80%, 6/15/2038	100,000	102,620
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	300,000	321,225
5.00%, 10/1/2022	179,000	190,415
5.88%, 3/1/2022	89,000	93,915
Enterprise Products Operating LLC:
3.13%, 7/31/2029 (b)	545,000	584,496
3.50%, 2/1/2022	168,000	175,313
3.70%, 2/15/2026 (b)	301,000	338,613
3.70%, 1/31/2051	300,000	313,914
3.75%, 2/15/2025	205,000	227,093
3.95%, 2/15/2027	141,000	160,285
4.05%, 2/15/2022	120,000	126,706
4.15%, 10/16/2028	347,000	395,778
4.20%, 1/31/2050	480,000	535,440
4.45%, 2/15/2043	430,000	479,252
4.85%, 3/15/2044	258,000	299,561
4.90%, 5/15/2046	194,000	227,042
4.95%, 10/15/2054	214,000	239,404
5.70%, 2/15/2042	50,000	61,863
5.95%, 2/1/2041	506,000	645,059
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	730,000	656,927
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	735,000	641,934
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	714,000	670,003
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	235,000	247,876
4.15%, 2/1/2024	225,000	244,406
4.25%, 9/1/2024	337,000	371,347
4.30%, 5/1/2024	300,000	328,329
5.00%, 3/1/2043	170,000	188,454
5.50%, 3/1/2044	450,000	533,056

172

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.63%, 9/1/2041	$ 100,000	$ 117,463
5.80%, 3/15/2035	325,000	374,039
6.38%, 3/1/2041	400,000	501,720
6.50%, 9/1/2039	244,000	306,840
7.50%, 11/15/2040	200,000	272,400
Kinder Morgan, Inc.:
4.30%, 6/1/2025	960,000	1,078,502
4.30%, 3/1/2028	601,000	680,801
5.20%, 3/1/2048 (b)	140,000	168,329
5.55%, 6/1/2045	315,000	384,517
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	125,000	132,335
3.95%, 3/1/2050 (b)	100,000	100,202
4.20%, 10/3/2047	178,000	183,443
4.25%, 9/15/2046	200,000	206,114
4.85%, 2/1/2049	200,000	223,784
5.00%, 3/1/2026 (b)	59,000	67,854
MPLX L.P.:
3.38%, 3/15/2023	306,000	319,556
3.50%, 12/1/2022	385,000	400,954
4.00%, 2/15/2025 (b)	100,000	107,257
4.00%, 3/15/2028 (b)	451,000	476,734
4.25%, 12/1/2027 (b)	135,000	146,869
4.50%, 4/15/2038	225,000	224,791
4.70%, 4/15/2048	468,000	476,686
4.88%, 6/1/2025	136,000	151,839
4.90%, 4/15/2058	25,000	24,575
5.20%, 3/1/2047	340,000	362,624
5.20%, 12/1/2047	200,000	206,584
5.25%, 1/15/2025	453,000	471,020
5.50%, 2/15/2049	503,000	557,213
ONEOK Partners L.P.:
6.13%, 2/1/2041	360,000	387,464
6.85%, 10/15/2037	200,000	224,056
ONEOK, Inc.:
2.20%, 9/15/2025	200,000	196,160
2.75%, 9/1/2024 (b)	200,000	201,424
3.10%, 3/15/2030	200,000	191,406
4.00%, 7/13/2027	114,000	115,668
4.25%, 2/1/2022	231,000	240,224
4.35%, 3/15/2029	278,000	291,230
4.45%, 9/1/2049	80,000	73,434
4.50%, 3/15/2050	200,000	184,994
4.55%, 7/15/2028	443,000	464,636
5.85%, 1/15/2026	195,000	222,883
6.00%, 6/15/2035	155,000	169,010
6.35%, 1/15/2031	165,000	194,050
7.15%, 1/15/2051 (b)	75,000	91,428
7.50%, 9/1/2023 (b)	122,000	140,312
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	103,054
3.15%, 12/15/2029	248,000	255,217
3.55%, 10/1/2026 (b)	57,000	61,868
3.75%, 3/1/2028	257,000	274,494
Security Description	Principal Amount	Value
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	$ 355,000	$ 358,891
3.55%, 12/15/2029 (b)	460,000	446,343
3.65%, 6/1/2022	152,000	155,209
3.80%, 9/15/2030	200,000	196,738
3.85%, 10/15/2023	200,000	207,470
4.30%, 1/31/2043	175,000	150,628
4.65%, 10/15/2025	248,000	264,938
4.90%, 2/15/2045	500,000	465,855
5.15%, 6/1/2042 (b)	135,000	131,564
Sabine Pass Liquefaction LLC:
4.50%, 5/15/2030 (c)	115,000	127,540
5.00%, 3/15/2027	664,000	741,522
5.63%, 4/15/2023	384,000	419,965
5.63%, 3/1/2025	323,000	369,938
5.75%, 5/15/2024	555,000	625,219
5.88%, 6/30/2026	227,000	266,800
6.25%, 3/15/2022	172,000	183,276
Spectra Energy Partners L.P.:
3.38%, 10/15/2026 (b)	248,000	269,492
5.95%, 9/25/2043	100,000	130,732
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	136,906
4.00%, 10/1/2027	128,000	130,627
4.25%, 4/1/2024	100,000	106,673
4.65%, 2/15/2022	176,000	183,758
4.95%, 1/15/2043	139,000	127,617
5.35%, 5/15/2045	1,725,000	1,681,564
5.40%, 10/1/2047	520,000	510,479
6.10%, 2/15/2042	214,000	222,725
TC PipeLines L.P.:
3.90%, 5/25/2027	307,000	322,807
4.38%, 3/13/2025	83,000	88,891
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	263,618
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	466,000	480,646
4.63%, 3/1/2034	330,000	380,671
4.75%, 5/15/2038	150,000	176,247
4.88%, 1/15/2026 (b)	209,000	245,895
5.00%, 10/16/2043	370,000	438,154
5.10%, 3/15/2049 (b)	161,000	204,910
5.85%, 3/15/2036	189,000	247,864
6.10%, 6/1/2040	150,000	196,866
6.20%, 10/15/2037	136,000	182,090
7.25%, 8/15/2038 (b)	320,000	470,531
7.63%, 1/15/2039 (b)	479,000	729,239
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (c)	100,000	106,858
3.95%, 5/15/2050 (c)	215,000	231,794
4.00%, 3/15/2028	274,000	304,093
7.85%, 2/1/2026	422,000	550,212

173

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Valero Energy Partners L.P.:
4.38%, 12/15/2026	$ 151,000	$ 171,199
4.50%, 3/15/2028	100,000	114,982
Williams Cos., Inc.:
3.35%, 8/15/2022	391,000	407,172
3.50%, 11/15/2030	325,000	340,691
3.70%, 1/15/2023	123,000	130,060
3.90%, 1/15/2025	69,000	75,345
4.00%, 9/15/2025	166,000	183,875
4.30%, 3/4/2024	473,000	517,173
4.55%, 6/24/2024	259,000	287,244
4.85%, 3/1/2048	265,000	289,306
4.90%, 1/15/2045	135,000	144,196
5.10%, 9/15/2045	702,000	767,293
5.75%, 6/24/2044	215,000	248,347
6.30%, 4/15/2040	148,000	178,537
7.88%, 9/1/2021	370,000	397,698
		50,280,530
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	175,604
3.95%, 1/15/2027	50,000	56,049
4.00%, 2/1/2050	200,000	243,354
4.50%, 7/30/2029	265,000	318,556
4.70%, 7/1/2030 (b)	185,000	226,423
4.85%, 4/15/2049	175,000	229,455
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	100,000	96,460
3.30%, 7/15/2026	316,000	322,611
3.75%, 4/15/2023	200,000	204,928
3.88%, 1/30/2031	80,000	84,274
American Tower Corp.:
1.30%, 9/15/2025	50,000	50,173
2.10%, 6/15/2030	50,000	50,351
2.25%, 1/15/2022	117,000	119,852
2.40%, 3/15/2025	200,000	210,094
2.75%, 1/15/2027	206,000	220,127
2.90%, 1/15/2030	95,000	101,297
2.95%, 1/15/2025	186,000	199,963
3.00%, 6/15/2023	500,000	533,575
3.10%, 6/15/2050	100,000	99,497
3.13%, 1/15/2027 (b)	114,000	123,936
3.38%, 5/15/2024	172,000	186,883
3.50%, 1/31/2023	180,000	192,267
3.60%, 1/15/2028	335,000	372,175
3.70%, 10/15/2049 (b)	210,000	229,064
3.95%, 3/15/2029	427,000	486,216
4.00%, 6/1/2025	187,000	209,915
4.40%, 2/15/2026 (b)	94,000	108,265
4.70%, 3/15/2022	202,000	215,809
5.00%, 2/15/2024	232,000	264,512
Security Description	Principal Amount	Value
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	$ 493,000	$ 532,864
Series GMTN, 3.45%, 6/1/2025	100,000	111,458
Series GMTN, 3.50%, 11/15/2024	200,000	220,000
Series MTN, 2.45%, 1/15/2031 (b)	175,000	186,694
Series MTN, 3.20%, 1/15/2028	439,000	487,325
Series MTN, 3.30%, 6/1/2029	115,000	129,612
Series MTN, 3.35%, 5/15/2027	65,000	72,101
Series MTN, 4.15%, 7/1/2047	50,000	63,210
Boston Properties L.P.:
2.75%, 10/1/2026	237,000	253,976
3.25%, 1/30/2031	125,000	134,834
3.40%, 6/21/2029	735,000	810,565
3.65%, 2/1/2026	396,000	439,417
4.50%, 12/1/2028 (b)	164,000	196,024
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024 (b)	225,000	234,101
4.55%, 10/1/2029	213,000	223,733
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	102,278
3.90%, 3/15/2027	88,000	89,950
4.05%, 7/1/2030	375,000	384,529
4.13%, 6/15/2026	186,000	194,757
4.13%, 5/15/2029	150,000	155,480
Camden Property Trust:
3.15%, 7/1/2029	161,000	178,784
3.35%, 11/1/2049	100,000	107,586
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	61,738
5.00%, 7/1/2025	280,000	299,858
Crown Castle International Corp.:
1.35%, 7/15/2025 (b)	50,000	50,403
2.25%, 1/15/2031	70,000	70,812
3.20%, 9/1/2024	225,000	243,868
3.25%, 1/15/2051 (b)	250,000	254,302
3.65%, 9/1/2027 (b)	341,000	379,274
3.70%, 6/15/2026	251,000	280,485
3.80%, 2/15/2028	487,000	547,534
4.00%, 3/1/2027	112,000	127,348
4.00%, 11/15/2049	173,000	195,547
4.45%, 2/15/2026	327,000	375,831
4.75%, 5/15/2047 (b)	183,000	226,468
5.20%, 2/15/2049	100,000	132,488
5.25%, 1/15/2023	165,000	183,464
CubeSmart L.P.:
3.00%, 2/15/2030	450,000	477,378
4.38%, 12/15/2023	65,000	71,154

174

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	$ 153,000	$ 160,913
3.45%, 11/15/2029	145,000	150,857
Digital Realty Trust L.P.:
3.60%, 7/1/2029 (b)	113,000	128,983
3.70%, 8/15/2027	243,000	276,964
4.45%, 7/15/2028	275,000	328,542
Duke Realty L.P.:
1.75%, 7/1/2030	100,000	99,479
3.25%, 6/30/2026	247,000	270,497
3.38%, 12/15/2027	176,000	196,224
3.75%, 12/1/2024	125,000	138,544
EPR Properties:
3.75%, 8/15/2029	255,000	224,117
4.50%, 6/1/2027	144,000	133,344
Equinix, Inc.:
1.25%, 7/15/2025 (b)	135,000	135,157
1.80%, 7/15/2027	105,000	105,253
2.15%, 7/15/2030	145,000	144,372
2.63%, 11/18/2024	160,000	170,325
2.90%, 11/18/2026	115,000	123,933
3.00%, 7/15/2050 (b)	105,000	103,145
3.20%, 11/18/2029	115,000	124,788
5.38%, 5/15/2027	385,000	419,477
5.88%, 1/15/2026	196,000	206,764
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	106,741
2.85%, 11/1/2026	218,000	237,149
3.00%, 4/15/2023	103,000	108,497
3.00%, 7/1/2029	137,000	151,201
3.38%, 6/1/2025	75,000	82,351
4.00%, 8/1/2047	100,000	127,648
4.15%, 12/1/2028	254,000	300,573
4.50%, 6/1/2045	160,000	209,341
4.63%, 12/15/2021	38,000	39,796
Essex Portfolio L.P.:
2.65%, 3/15/2032	160,000	169,301
3.00%, 1/15/2030	127,000	138,454
3.50%, 4/1/2025	196,000	214,206
3.63%, 5/1/2027	100,000	110,973
4.00%, 3/1/2029 (b)	121,000	140,708
4.50%, 3/15/2048	315,000	390,619
Federal Realty Investment Trust:
3.20%, 6/15/2029	200,000	206,916
3.25%, 7/15/2027	158,000	165,475
3.50%, 6/1/2030	250,000	263,870
3.95%, 1/15/2024	250,000	266,402
4.50%, 12/1/2044	410,000	460,906
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	495,000	498,252
4.00%, 1/15/2030	347,000	343,985
4.00%, 1/15/2031	250,000	248,967
5.25%, 6/1/2025	434,000	471,862
Security Description	Principal Amount	Value
5.38%, 11/1/2023	$ 296,000	$ 316,249
5.75%, 6/1/2028	234,000	259,270
HCP, Inc.:
3.50%, 7/15/2029	133,000	144,793
4.00%, 6/1/2025	130,000	143,933
4.20%, 3/1/2024	70,000	76,264
4.25%, 11/15/2023	7,000	7,635
6.75%, 2/1/2041	245,000	344,049
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	258,000	272,982
Healthcare Trust of America Holdings L.P. 3.10%, 2/15/2030	100,000	100,769
Healthpeak Properties, Inc.:
2.88%, 1/15/2031	100,000	102,820
3.00%, 1/15/2030	500,000	522,460
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	99,551
3.88%, 3/1/2027	60,000	63,517
4.13%, 3/15/2028	225,000	241,227
4.20%, 4/15/2029	75,000	81,099
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	275,000	285,054
Series E, 4.00%, 6/15/2025	129,000	133,875
Series H, 3.38%, 12/15/2029	374,000	356,747
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030	150,000	144,593
4.65%, 4/1/2029	161,000	173,735
Kilroy Realty L.P.:
3.05%, 2/15/2030	175,000	174,050
3.45%, 12/15/2024	180,000	186,280
Kimco Realty Corp.:
3.30%, 2/1/2025	424,000	448,762
3.70%, 10/1/2049	254,000	236,817
3.80%, 4/1/2027 (b)	108,000	115,331
4.25%, 4/1/2045	250,000	248,035
4.45%, 9/1/2047	130,000	132,564
Life Storage L.P.:
3.50%, 7/1/2026	57,000	61,272
3.88%, 12/15/2027	183,000	198,802
4.00%, 6/15/2029	61,000	66,683
Mid-America Apartments L.P.:
2.75%, 3/15/2030 (b)	125,000	132,185
3.60%, 6/1/2027	140,000	155,557
3.95%, 3/15/2029	295,000	339,188
National Retail Properties, Inc.:
3.50%, 10/15/2027	334,000	349,982
3.60%, 12/15/2026	440,000	465,912
4.00%, 11/15/2025	65,000	70,667
4.80%, 10/15/2048	275,000	300,267
Office Properties Income Trust:
4.25%, 5/15/2024	159,000	155,163
4.50%, 2/1/2025 (b)	150,000	145,508

175

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	$ 192,000	$ 188,797
4.50%, 4/1/2027	145,000	152,064
5.25%, 1/15/2026	260,000	279,846
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	153,165
4.30%, 3/15/2027	58,000	60,627
Prologis L.P.:
2.13%, 4/15/2027	75,000	79,024
3.25%, 10/1/2026	50,000	55,994
4.25%, 8/15/2023	324,000	358,545
4.38%, 2/1/2029 (b)	220,000	269,383
4.38%, 9/15/2048	135,000	177,640
Public Storage:
3.09%, 9/15/2027	88,000	98,644
3.39%, 5/1/2029	297,000	343,124
Rayonier, Inc. 3.75%, 4/1/2022	100,000	100,936
Realty Income Corp.:
3.25%, 10/15/2022	344,000	362,473
3.25%, 6/15/2029 (b)	235,000	252,947
3.25%, 1/15/2031	190,000	206,192
3.65%, 1/15/2028	169,000	185,766
3.88%, 7/15/2024	60,000	65,515
3.88%, 4/15/2025	100,000	109,315
4.13%, 10/15/2026	141,000	161,150
Regency Centers L.P.:
2.95%, 9/15/2029	200,000	202,032
3.60%, 2/1/2027	175,000	185,533
3.70%, 6/15/2030	175,000	188,296
4.13%, 3/15/2028	107,000	116,886
4.65%, 3/15/2049	60,000	68,314
Sabra Health Care L.P. 3.90%, 10/15/2029	229,000	208,848
Simon Property Group L.P.:
2.00%, 9/13/2024	200,000	204,416
2.35%, 1/30/2022 (b)	253,000	257,741
2.63%, 6/15/2022 (b)	167,000	171,517
2.75%, 6/1/2023	164,000	170,521
3.25%, 9/13/2049 (b)	600,000	548,274
3.30%, 1/15/2026	98,000	104,802
3.38%, 10/1/2024 (b)	151,000	162,360
3.38%, 6/15/2027 (b)	132,000	139,902
3.38%, 12/1/2027 (b)	472,000	502,298
3.50%, 9/1/2025	150,000	161,714
4.25%, 10/1/2044	425,000	454,886
6.75%, 2/1/2040	113,000	160,809
SITE Centers Corp.:
3.63%, 2/1/2025	143,000	144,160
4.70%, 6/1/2027	144,000	147,732
SL Green Operating Partnership L.P. 3.25%, 10/15/2022 (b)	35,000	35,025
Spirit Realty L.P.:
3.20%, 1/15/2027	150,000	143,735
Security Description	Principal Amount	Value
3.40%, 1/15/2030	$ 150,000	$ 141,432
4.00%, 7/15/2029	135,000	132,524
STORE Capital Corp.:
4.50%, 3/15/2028	291,000	293,727
4.63%, 3/15/2029	105,000	108,575
UDR, Inc.:
3.00%, 8/15/2031	200,000	213,302
3.10%, 11/1/2034	65,000	69,063
Series GMTN, 3.50%, 1/15/2028	158,000	172,478
Series MTN, 2.95%, 9/1/2026	274,000	292,462
Series MTN, 3.20%, 1/15/2030 (b)	293,000	315,757
Series MTN, 4.40%, 1/26/2029 (b)	332,000	386,943
Ventas Realty L.P.:
2.65%, 1/15/2025	523,000	529,072
3.00%, 1/15/2030	150,000	148,745
3.25%, 10/15/2026	201,000	205,924
3.50%, 4/15/2024	245,000	255,136
3.75%, 5/1/2024	246,000	256,740
3.85%, 4/1/2027	375,000	396,007
4.88%, 4/15/2049	258,000	279,698
VEREIT Operating Partnership L.P.:
3.40%, 1/15/2028	125,000	126,148
3.95%, 8/15/2027	311,000	322,809
4.60%, 2/6/2024	108,000	115,523
4.63%, 11/1/2025	300,000	323,778
Welltower, Inc.:
2.70%, 2/15/2027	100,000	103,326
2.75%, 1/15/2031	145,000	144,925
3.63%, 3/15/2024	326,000	348,103
4.00%, 6/1/2025	300,000	331,302
4.25%, 4/15/2028	492,000	546,415
4.95%, 9/1/2048	200,000	228,528
6.50%, 3/15/2041	200,000	253,890
Weyerhaeuser Co.:
3.25%, 3/15/2023	142,000	148,981
4.00%, 11/15/2029	146,000	164,465
8.50%, 1/15/2025 (b)	179,000	229,691
WP Carey, Inc.:
3.85%, 7/15/2029	350,000	363,370
4.25%, 10/1/2026	175,000	186,786
		48,445,006
RETAIL — 0.9%
Advance Auto Parts, Inc. 4.50%, 12/1/2023 (b)	72,000	78,398
AutoNation, Inc.:
3.80%, 11/15/2027	218,000	225,242
4.50%, 10/1/2025	272,000	292,577
4.75%, 6/1/2030	100,000	108,564
AutoZone, Inc.:
3.13%, 4/18/2024	200,000	215,308
3.13%, 4/21/2026	25,000	27,246

176

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.70%, 4/15/2022	$ 333,000	$ 348,431
3.75%, 6/1/2027	100,000	112,166
3.75%, 4/18/2029	219,000	247,919
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	249,000	288,539
Costco Wholesale Corp.:
1.60%, 4/20/2030	1,300,000	1,316,822
1.75%, 4/20/2032	200,000	202,678
2.30%, 5/18/2022 (b)	276,000	285,674
2.75%, 5/18/2024	232,000	251,365
3.00%, 5/18/2027	267,000	300,565
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	146,920
Dollar General Corp. 3.88%, 4/15/2027 (b)	238,000	273,234
Dollar Tree, Inc.:
3.70%, 5/15/2023	324,000	347,056
4.00%, 5/15/2025	239,000	268,744
4.20%, 5/15/2028	355,000	412,002
Home Depot, Inc.:
2.13%, 9/15/2026 (b)	616,000	663,457
2.63%, 6/1/2022	338,000	352,571
2.70%, 4/1/2023	256,000	270,300
2.70%, 4/15/2030	2,050,000	2,253,565
2.80%, 9/14/2027	725,000	810,064
2.95%, 6/15/2029	352,000	395,095
3.00%, 4/1/2026 (b)	258,000	288,916
3.13%, 12/15/2049	455,000	498,343
3.35%, 9/15/2025	395,000	445,698
3.50%, 9/15/2056	207,000	240,035
3.90%, 6/15/2047	276,000	335,224
4.20%, 4/1/2043	375,000	463,031
4.25%, 4/1/2046	355,000	448,432
4.88%, 2/15/2044	300,000	408,294
Kohl's Corp.:
4.25%, 7/17/2025 (b)	238,000	231,872
5.55%, 7/17/2045 (b)	640,000	564,294
Lowe's Cos., Inc.:
2.50%, 4/15/2026 (b)	456,000	493,255
3.10%, 5/3/2027	300,000	333,885
3.65%, 4/5/2029 (b)	173,000	198,121
3.70%, 4/15/2046	450,000	503,415
3.80%, 11/15/2021	200,000	207,264
4.05%, 5/3/2047	239,000	280,842
4.25%, 9/15/2044	200,000	234,710
4.38%, 9/15/2045	210,000	250,727
4.55%, 4/5/2049	245,000	309,981
4.65%, 4/15/2042	360,000	449,057
5.00%, 4/15/2040	1,000,000	1,297,320
McDonald's Corp.:
Class MTN, 3.60%, 7/1/2030	2,000,000	2,303,800
Series MTN, 2.63%, 1/15/2022	302,000	312,054
Series MTN, 3.38%, 5/26/2025 (b)	265,000	293,927
Series MTN, 3.50%, 3/1/2027	333,000	376,340
Security Description	Principal Amount	Value
Series MTN, 3.70%, 1/30/2026	$ 331,000	$ 376,056
Series MTN, 3.70%, 2/15/2042	347,000	386,561
Series MTN, 4.45%, 3/1/2047	300,000	368,106
Series MTN, 4.45%, 9/1/2048 (b)	55,000	67,725
Series MTN, 4.70%, 12/9/2035	215,000	272,687
Series MTN, 4.88%, 7/15/2040	265,000	333,094
Series MTN, 6.30%, 10/15/2037	125,000	181,568
Series MTN, 6.30%, 3/1/2038	325,000	472,953
Nordstrom, Inc.:
4.00%, 10/15/2021	129,000	128,625
4.00%, 3/15/2027 (b)	331,000	276,133
4.38%, 4/1/2030	75,000	58,803
5.00%, 1/15/2044 (b)	305,000	216,230
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	112,443
3.60%, 9/1/2027 (b)	227,000	254,531
4.63%, 9/15/2021	610,000	632,607
Ross Stores, Inc. 4.80%, 4/15/2030	250,000	298,870
Starbucks Corp.:
1.30%, 5/7/2022	70,000	70,933
2.00%, 3/12/2027	250,000	261,990
2.25%, 3/12/2030	250,000	259,887
2.45%, 6/15/2026	156,000	166,619
2.55%, 11/15/2030	250,000	262,502
2.70%, 6/15/2022	64,000	66,463
3.10%, 3/1/2023	192,000	204,102
3.35%, 3/12/2050	125,000	127,630
3.50%, 3/1/2028	132,000	148,977
3.50%, 11/15/2050	250,000	263,355
3.55%, 8/15/2029 (b)	277,000	315,306
3.75%, 12/1/2047	239,000	256,282
3.80%, 8/15/2025	138,000	155,803
4.00%, 11/15/2028	126,000	147,983
4.30%, 6/15/2045	35,000	40,299
4.45%, 8/15/2049	100,000	120,820
4.50%, 11/15/2048	350,000	416,073
Target Corp.:
2.90%, 1/15/2022	261,000	271,448
3.50%, 7/1/2024	180,000	200,858
3.63%, 4/15/2046 (b)	296,000	359,063
3.90%, 11/15/2047 (b)	115,000	146,640
4.00%, 7/1/2042	250,000	314,485
6.35%, 11/1/2032	100,000	144,964
6.50%, 10/15/2037	180,000	277,992
7.00%, 1/15/2038 (b)	600,000	969,612
TJX Cos., Inc.:
2.25%, 9/15/2026	292,000	311,003
2.50%, 5/15/2023 (b)	280,000	293,541
3.88%, 4/15/2030	800,000	940,472

177

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Walgreen Co. 4.40%, 9/15/2042	$ 187,000	$ 193,367
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	400,000	413,404
3.45%, 6/1/2026	274,000	296,638
3.80%, 11/18/2024 (b)	587,000	645,723
4.65%, 6/1/2046	170,000	181,422
4.80%, 11/18/2044	229,000	247,643
Walmart, Inc.:
2.35%, 12/15/2022	614,000	642,803
2.38%, 9/24/2029	354,000	385,864
2.55%, 4/11/2023 (b)	517,000	544,861
2.65%, 12/15/2024 (b)	150,000	162,363
2.85%, 7/8/2024 (b)	750,000	813,705
2.95%, 9/24/2049 (b)	150,000	168,884
3.05%, 7/8/2026	576,000	649,884
3.25%, 7/8/2029 (b)	463,000	537,122
3.30%, 4/22/2024 (b)	314,000	344,235
3.40%, 6/26/2023	442,000	480,600
3.63%, 12/15/2047	400,000	490,452
3.70%, 6/26/2028	172,000	203,233
3.95%, 6/28/2038	480,000	608,918
4.00%, 4/11/2043 (b)	160,000	201,304
4.30%, 4/22/2044	421,000	556,533
5.00%, 10/25/2040	100,000	139,801
5.25%, 9/1/2035	475,000	688,337
5.88%, 4/5/2027	140,000	180,250
6.50%, 8/15/2037	304,000	487,470
		44,480,249
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	100,000	108,160
SEMICONDUCTORS — 0.6%
Analog Devices, Inc.:
2.50%, 12/5/2021	517,000	529,206
3.50%, 12/5/2026	338,000	380,385
Applied Materials, Inc.:
1.75%, 6/1/2030	75,000	76,636
2.75%, 6/1/2050	85,000	86,558
3.90%, 10/1/2025	70,000	80,415
4.35%, 4/1/2047	252,000	325,115
5.10%, 10/1/2035	190,000	262,823
5.85%, 6/15/2041	224,000	328,516
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	204,000	211,872
3.88%, 1/15/2027	1,159,000	1,251,790
Broadcom, Inc.:
2.25%, 11/15/2023 (c)	180,000	185,949
3.15%, 11/15/2025 (c)	275,000	292,735
3.46%, 9/15/2026 (c)	1,103,000	1,182,813
3.63%, 10/15/2024 (c)	17,000	18,491
4.11%, 9/15/2028 (c)	960,000	1,049,578
Security Description	Principal Amount	Value
4.15%, 11/15/2030 (c)	$ 350,000	$ 380,628
4.30%, 11/15/2032 (b) (c)	170,000	187,654
4.70%, 4/15/2025 (c)	1,000,000	1,127,510
4.75%, 4/15/2029 (c)	636,000	721,809
5.00%, 4/15/2030 (c)	1,100,000	1,262,624
Intel Corp.:
2.70%, 12/15/2022	534,000	564,502
3.25%, 11/15/2049	410,000	465,485
3.30%, 10/1/2021	704,000	730,710
3.40%, 3/25/2025	1,300,000	1,458,574
3.70%, 7/29/2025	734,000	833,802
3.73%, 12/8/2047	291,000	348,359
4.00%, 12/15/2032	241,000	298,652
4.10%, 5/11/2047	171,000	215,397
4.75%, 3/25/2050	1,995,000	2,809,279
4.90%, 7/29/2045	200,000	280,362
KLA Corp.:
3.30%, 3/1/2050	101,000	104,343
4.10%, 3/15/2029	184,000	217,310
KLA-Tencor Corp. 5.00%, 3/15/2049	330,000	434,382
Lam Research Corp.:
1.90%, 6/15/2030	175,000	178,435
2.88%, 6/15/2050	125,000	127,874
3.13%, 6/15/2060	145,000	152,083
3.75%, 3/15/2026	201,000	230,396
4.00%, 3/15/2029	151,000	179,263
4.88%, 3/15/2049 (b)	145,000	200,861
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	622,000	749,728
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	113,126
Micron Technology, Inc.:
4.19%, 2/15/2027	434,000	486,215
4.64%, 2/6/2024	252,000	277,087
4.66%, 2/15/2030	149,000	173,312
4.98%, 2/6/2026	150,000	172,357
NVIDIA Corp.:
2.20%, 9/16/2021	513,000	523,045
2.85%, 4/1/2030	600,000	666,642
3.20%, 9/16/2026	155,000	175,530
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	189,000	211,788
5.35%, 3/1/2026 (c)	156,000	185,155
5.55%, 12/1/2028 (c)	265,000	323,499
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (c)	50,000	52,357
3.15%, 5/1/2027 (c)	85,000	89,880
3.40%, 5/1/2030 (c)	110,000	118,390
3.88%, 6/18/2026 (c)	195,000	217,638
QUALCOMM, Inc.:
2.15%, 5/20/2030	275,000	286,979
2.60%, 1/30/2023	77,000	80,798
2.90%, 5/20/2024	214,000	230,326

178

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.00%, 5/20/2022	$ 576,000	$ 602,634
3.25%, 5/20/2027	534,000	605,385
3.25%, 5/20/2050	220,000	241,692
3.45%, 5/20/2025	337,000	375,408
4.30%, 5/20/2047	143,000	179,196
4.65%, 5/20/2035 (b)	202,000	267,531
4.80%, 5/20/2045	586,000	765,820
Texas Instruments, Inc.:
1.38%, 3/12/2025	300,000	308,778
1.75%, 5/4/2030	165,000	167,755
1.85%, 5/15/2022	125,000	128,134
2.25%, 9/4/2029	300,000	320,058
3.88%, 3/15/2039	100,000	123,963
4.15%, 5/15/2048	197,000	255,586
Xilinx, Inc.:
2.38%, 6/1/2030	300,000	310,329
2.95%, 6/1/2024	50,000	53,712
		29,613,009
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	169,512
SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	336,000	341,473
2.60%, 6/15/2022	165,000	171,201
3.40%, 9/15/2026	100,000	113,856
Adobe, Inc.:
1.70%, 2/1/2023	95,000	98,380
1.90%, 2/1/2025 (b)	455,000	480,521
2.15%, 2/1/2027	125,000	134,145
3.25%, 2/1/2025	182,000	202,450
Autodesk, Inc.:
2.85%, 1/15/2030	140,000	154,356
3.50%, 6/15/2027	142,000	160,068
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	175,000	187,056
CA, Inc. 4.70%, 3/15/2027	100,000	109,910
Citrix Systems, Inc. 3.30%, 3/1/2030	400,000	427,396
Electronic Arts, Inc. 4.80%, 3/1/2026	150,000	179,074
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	363,000	401,598
3.50%, 4/15/2023	268,000	286,626
3.75%, 5/21/2029	70,000	82,080
Fiserv, Inc.:
2.25%, 6/1/2027	500,000	524,535
2.65%, 6/1/2030	300,000	317,922
2.75%, 7/1/2024	757,000	807,666
3.20%, 7/1/2026	160,000	176,853
3.50%, 10/1/2022	507,000	535,443
Security Description	Principal Amount	Value
3.50%, 7/1/2029	$ 521,000	$ 585,396
3.85%, 6/1/2025	165,000	186,366
4.40%, 7/1/2049	230,000	278,650
Intuit, Inc.:
0.65%, 7/15/2023	80,000	80,229
0.95%, 7/15/2025	85,000	85,293
1.35%, 7/15/2027	85,000	85,481
1.65%, 7/15/2030	85,000	85,144
Microsoft Corp.:
1.55%, 8/8/2021	1,277,000	1,294,546
2.00%, 8/8/2023	567,000	593,428
2.13%, 11/15/2022	135,000	140,655
2.38%, 2/12/2022	504,000	520,420
2.38%, 5/1/2023	303,000	318,747
2.40%, 2/6/2022 (b)	438,000	451,915
2.40%, 8/8/2026	468,000	510,766
2.53%, 6/1/2050	2,065,000	2,153,568
2.65%, 11/3/2022	413,000	433,960
2.68%, 6/1/2060	725,000	756,204
2.70%, 2/12/2025	604,000	657,569
3.13%, 11/3/2025	1,221,000	1,368,008
3.30%, 2/6/2027	991,000	1,133,070
3.45%, 8/8/2036	335,000	403,631
3.50%, 2/12/2035	297,000	361,491
3.50%, 11/15/2042	158,000	189,297
3.63%, 12/15/2023	586,000	646,012
3.70%, 8/8/2046	590,000	737,701
3.95%, 8/8/2056	345,000	444,336
4.10%, 2/6/2037	414,000	534,755
4.20%, 11/3/2035	280,000	367,038
Oracle Corp.:
1.90%, 9/15/2021	1,786,000	1,815,880
2.40%, 9/15/2023	675,000	710,329
2.50%, 5/15/2022	987,000	1,020,459
2.50%, 10/15/2022	659,000	688,556
2.50%, 4/1/2025	1,575,000	1,688,479
2.63%, 2/15/2023	389,000	409,068
2.65%, 7/15/2026	1,130,000	1,222,208
2.95%, 11/15/2024	386,000	419,713
2.95%, 5/15/2025	521,000	568,473
3.25%, 11/15/2027	920,000	1,030,924
3.40%, 7/8/2024 (b)	426,000	466,755
3.60%, 4/1/2050	1,500,000	1,681,965
3.80%, 11/15/2037	490,000	567,346
3.85%, 7/15/2036 (b)	621,000	727,855
3.90%, 5/15/2035	638,000	772,312
4.00%, 7/15/2046	653,000	768,385
4.00%, 11/15/2047	449,000	529,263
4.13%, 5/15/2045	389,000	463,108
4.30%, 7/8/2034	339,000	421,584
4.38%, 5/15/2055	434,000	546,263
4.50%, 7/8/2044 (b)	365,000	459,462
6.13%, 7/8/2039 (b)	173,000	256,085
salesforce.com, Inc.:
3.25%, 4/11/2023	448,000	481,000

179

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.70%, 4/11/2028	$ 139,000	$ 161,913
VMware, Inc.:
3.90%, 8/21/2027 (b)	286,000	303,043
4.50%, 5/15/2025	600,000	654,024
		40,130,737
TELECOMMUNICATIONS — 1.4%
America Movil SAB de CV:
2.88%, 5/7/2030	360,000	380,041
3.13%, 7/16/2022	845,000	873,983
3.63%, 4/22/2029	310,000	343,988
4.38%, 7/16/2042	300,000	365,523
4.38%, 4/22/2049	293,000	357,193
6.13%, 11/15/2037	308,000	434,705
6.13%, 3/30/2040	554,000	792,508
AT&T, Inc.:
2.30%, 6/1/2027	250,000	258,905
2.75%, 6/1/2031	500,000	520,770
2.95%, 7/15/2026	202,000	218,948
3.00%, 2/15/2022	256,000	266,563
3.00%, 6/30/2022	590,000	616,568
3.40%, 6/15/2022	581,000	611,555
3.40%, 5/15/2025	748,000	820,900
3.50%, 6/1/2041	750,000	785,932
3.55%, 6/1/2024	348,000	380,743
3.60%, 7/15/2025	397,000	440,452
3.65%, 6/1/2051	750,000	786,930
3.80%, 3/1/2024	413,000	453,982
3.80%, 2/15/2027	345,000	387,445
3.85%, 6/1/2060	235,000	250,588
3.95%, 1/15/2025 (b)	681,000	759,587
4.00%, 1/15/2022	167,000	175,988
4.05%, 12/15/2023	150,000	166,338
4.10%, 2/15/2028	443,000	505,995
4.25%, 3/1/2027	999,000	1,142,446
4.30%, 2/15/2030	524,000	613,656
4.30%, 12/15/2042	417,000	466,990
4.35%, 3/1/2029	843,000	982,078
4.35%, 6/15/2045	345,000	386,134
4.45%, 4/1/2024	1,358,000	1,521,870
4.50%, 5/15/2035	1,583,000	1,867,101
4.50%, 3/9/2048	690,000	803,815
4.75%, 5/15/2046	554,000	652,723
4.85%, 3/1/2039	395,000	477,093
4.85%, 7/15/2045	574,000	685,861
4.90%, 6/15/2042	255,000	304,345
5.15%, 3/15/2042	191,000	238,336
5.15%, 11/15/2046	368,000	452,592
5.25%, 3/1/2037	564,000	699,055
5.35%, 9/1/2040	331,000	416,415
5.35%, 12/15/2043	450,000	567,913
5.38%, 10/15/2041	408,000	511,355
5.55%, 8/15/2041	300,000	387,681
5.65%, 2/15/2047	250,000	330,282
6.00%, 8/15/2040	477,000	638,989
Security Description	Principal Amount	Value
6.20%, 3/15/2040	$ 118,000	$ 157,010
6.25%, 3/29/2041	187,000	253,836
6.35%, 3/15/2040	535,000	745,512
Bell Canada, Inc. 4.46%, 4/1/2048	379,000	474,838
British Telecommunications PLC:
4.50%, 12/4/2023	226,000	250,263
9.63%, 12/15/2030	306,000	498,921
Cisco Systems, Inc.:
1.85%, 9/20/2021	200,000	203,472
2.60%, 2/28/2023	136,000	143,642
2.95%, 2/28/2026	137,000	154,177
3.00%, 6/15/2022	705,000	742,252
3.50%, 6/15/2025	281,000	320,377
3.63%, 3/4/2024 (b)	135,000	150,574
5.50%, 1/15/2040	418,000	610,957
5.90%, 2/15/2039 (b)	498,000	744,171
Corning, Inc.:
3.90%, 11/15/2049	300,000	324,969
4.38%, 11/15/2057	220,000	253,942
5.35%, 11/15/2048	128,000	169,906
5.45%, 11/15/2079	144,000	172,014
5.85%, 11/15/2068	250,000	316,718
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	484,000	757,286
9.25%, 6/1/2032	265,000	437,738
Juniper Networks, Inc.:
3.75%, 8/15/2029 (b)	145,000	162,506
4.35%, 6/15/2025 (b)	203,000	224,617
4.50%, 3/15/2024	140,000	155,014
Motorola Solutions, Inc.:
3.75%, 5/15/2022	156,000	163,694
4.60%, 2/23/2028	113,000	128,111
4.60%, 5/23/2029	105,000	121,592
5.50%, 9/1/2044	100,000	111,672
Orange SA:
4.13%, 9/14/2021	410,000	428,151
5.38%, 1/13/2042 (b)	386,000	542,685
9.00%, 3/1/2031	697,000	1,133,413
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	153,674
3.63%, 12/15/2025	100,000	113,330
3.70%, 11/15/2049	130,000	144,180
4.10%, 10/1/2023	322,000	358,341
4.30%, 2/15/2048	100,000	121,200
4.35%, 5/1/2049	451,000	551,293
4.50%, 3/15/2043	183,000	218,676
5.00%, 3/15/2044	138,000	177,690
5.45%, 10/1/2043	135,000	181,764
7.50%, 8/15/2038	267,000	404,430
Telefonica Emisiones SA:
4.57%, 4/27/2023	156,000	171,099
4.67%, 3/6/2038	195,000	232,820

180

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.21%, 3/8/2047	$ 886,000	$ 1,105,657
5.52%, 3/1/2049	495,000	647,069
7.05%, 6/20/2036	454,000	658,559
TELUS Corp.:
3.70%, 9/15/2027	117,000	129,948
4.30%, 6/15/2049	134,000	158,267
4.60%, 11/16/2048	200,000	243,308
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (c)	400,000	400,612
2.05%, 2/15/2028 (c)	280,000	281,168
2.55%, 2/15/2031 (b) (c)	255,000	257,315
3.50%, 4/15/2025 (c)	250,000	272,458
3.75%, 4/15/2027 (c)	250,000	277,155
3.88%, 4/15/2030 (c)	2,335,000	2,598,972
4.38%, 4/15/2040 (c)	85,000	98,406
4.50%, 4/15/2050 (c)	1,175,000	1,384,326
Verizon Communications, Inc.:
2.63%, 8/15/2026	342,000	372,079
3.00%, 3/22/2027	1,650,000	1,829,107
3.15%, 3/22/2030	125,000	140,803
3.38%, 2/15/2025 (c)	85,000	94,596
3.50%, 11/1/2024	488,000	539,533
3.88%, 2/8/2029	698,000	822,907
4.00%, 3/22/2050 (b)	65,000	82,824
4.13%, 3/16/2027	643,000	756,149
4.13%, 8/15/2046	1,028,000	1,275,275
4.27%, 1/15/2036	1,129,000	1,392,633
4.33%, 9/21/2028	716,000	863,274
4.40%, 11/1/2034	207,000	256,647
4.50%, 8/10/2033	280,000	350,493
4.67%, 3/15/2055	975,000	1,327,375
4.75%, 11/1/2041	499,000	660,786
4.81%, 3/15/2039	503,000	656,460
5.01%, 4/15/2049	2,728,000	3,798,876
5.01%, 8/21/2054	59,000	85,851
5.15%, 9/15/2023	117,000	133,456
5.25%, 3/16/2037	1,147,000	1,558,383
6.55%, 9/15/2043 (b)	1,551,000	2,475,567
Vodafone Group PLC:
4.13%, 5/30/2025	413,000	467,987
4.25%, 9/17/2050 (b)	545,000	635,099
4.38%, 5/30/2028	581,000	690,484
4.38%, 2/19/2043	598,000	694,206
4.88%, 6/19/2049	330,000	418,988
5.25%, 5/30/2048	730,000	946,832
6.15%, 2/27/2037	316,000	440,355
7.88%, 2/15/2030	187,000	271,348
		72,536,980
TEXTILES — 0.0% (a)
Mohawk Industries, Inc.:
3.63%, 5/15/2030	200,000	218,984
3.85%, 2/1/2023	200,000	211,504
		430,488
Security Description	Principal Amount	Value
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022 (b)	$ 40,000	$ 41,163
3.00%, 11/19/2024	150,000	156,603
3.55%, 11/19/2026	150,000	158,307
3.90%, 11/19/2029	154,000	160,347
5.10%, 5/15/2044	240,000	243,948
		760,368
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	206,000	217,853
3.00%, 4/1/2025	653,000	720,729
3.05%, 9/1/2022	295,000	309,358
3.25%, 6/15/2027 (b)	270,000	305,059
3.40%, 9/1/2024	155,000	170,516
3.45%, 9/15/2021	231,000	237,507
3.65%, 9/1/2025	313,000	355,386
3.75%, 4/1/2024	145,000	159,997
3.90%, 8/1/2046	165,000	199,878
4.05%, 6/15/2048 (b)	95,000	117,841
4.15%, 12/15/2048	85,000	106,839
4.38%, 9/1/2042	100,000	125,453
4.40%, 3/15/2042	285,000	356,256
4.45%, 3/15/2043	306,000	388,791
4.55%, 9/1/2044	505,000	653,026
4.70%, 9/1/2045	285,000	377,491
4.90%, 4/1/2044	122,000	166,066
4.95%, 9/15/2041	100,000	130,922
5.40%, 6/1/2041	58,000	79,336
7.00%, 12/15/2025	51,000	66,359
Canadian National Railway Co.:
2.45%, 5/1/2050	500,000	484,355
2.75%, 3/1/2026	50,000	54,567
2.85%, 12/15/2021	100,000	102,714
3.20%, 8/2/2046	202,000	223,572
3.65%, 2/3/2048	273,000	320,783
Canadian Pacific Railway Co.:
2.05%, 3/5/2030 (b)	90,000	92,265
4.00%, 6/1/2028	250,000	292,728
4.80%, 9/15/2035	221,000	286,542
6.13%, 9/15/2115	211,000	326,674
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	132,000	149,885
CSX Corp.:
2.40%, 2/15/2030	125,000	132,110
2.60%, 11/1/2026	156,000	169,276
3.25%, 6/1/2027	212,000	237,675
3.35%, 9/15/2049 (b)	265,000	294,076
3.80%, 3/1/2028	444,000	511,075
3.80%, 11/1/2046	235,000	273,023
3.95%, 5/1/2050	75,000	90,549
4.25%, 3/15/2029	236,000	282,315
4.25%, 11/1/2066	110,000	132,990

181

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.30%, 3/1/2048	$ 200,000	$ 249,716
4.50%, 3/15/2049	300,000	388,269
4.50%, 8/1/2054	150,000	190,032
4.65%, 3/1/2068	200,000	259,790
4.75%, 11/15/2048	254,000	336,972
6.00%, 10/1/2036	100,000	137,709
6.15%, 5/1/2037	145,000	202,740
FedEx Corp.:
3.10%, 8/5/2029	283,000	300,970
3.20%, 2/1/2025	193,000	208,650
3.25%, 4/1/2026	276,000	299,314
3.40%, 2/15/2028 (b)	100,000	107,980
4.05%, 2/15/2048	265,000	271,909
4.10%, 2/1/2045	143,000	144,823
4.40%, 1/15/2047	142,000	150,375
4.55%, 4/1/2046	365,000	393,547
4.90%, 1/15/2034	275,000	329,719
5.25%, 5/15/2050	1,000,000	1,213,900
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	181,000	206,707
Kansas City Southern:
2.88%, 11/15/2029 (b)	125,000	132,039
3.00%, 5/15/2023	225,000	229,655
4.20%, 11/15/2069	145,000	160,532
4.95%, 8/15/2045	189,000	244,264
Kirby Corp. 4.20%, 3/1/2028 (b)	200,000	201,516
Norfolk Southern Corp.:
2.55%, 11/1/2029	160,000	171,077
2.90%, 2/15/2023	149,000	157,150
2.90%, 6/15/2026	512,000	565,002
3.05%, 5/15/2050	250,000	260,673
3.15%, 6/1/2027	391,000	432,153
3.16%, 5/15/2055 (c)	206,000	212,930
3.40%, 11/1/2049	165,000	181,898
3.80%, 8/1/2028	50,000	57,767
4.05%, 8/15/2052	150,000	178,470
4.10%, 5/15/2049	115,000	140,286
4.15%, 2/28/2048	100,000	121,183
4.45%, 6/15/2045	241,000	301,501
4.65%, 1/15/2046	249,000	320,846
4.84%, 10/1/2041	240,000	307,841
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	208,000	210,783
Series MTN, 2.50%, 9/1/2022	65,000	66,474
Series MTN, 2.50%, 9/1/2024 (b)	307,000	316,228
Series MTN, 2.80%, 3/1/2022	65,000	66,700
Series MTN, 2.88%, 6/1/2022	40,000	41,501
Series MTN, 2.90%, 12/1/2026 (b)	175,000	179,688
Series MTN, 3.35%, 9/1/2025	200,000	212,272
Series MTN, 3.40%, 3/1/2023	117,000	122,815
Series MTN, 3.45%, 11/15/2021	25,000	25,740
Security Description	Principal Amount	Value
Series MTN, 3.65%, 3/18/2024	$ 107,000	$ 113,929
Series MTN, 3.75%, 6/9/2023	375,000	398,914
Union Pacific Corp.:
2.15%, 2/5/2027 (b)	100,000	105,952
2.40%, 2/5/2030 (b)	115,000	122,761
2.75%, 3/1/2026	237,000	257,884
2.95%, 3/1/2022	197,000	204,982
3.00%, 4/15/2027 (b)	100,000	110,606
3.15%, 3/1/2024	80,000	86,703
3.25%, 2/5/2050	200,000	219,284
3.35%, 8/15/2046	50,000	53,553
3.65%, 2/15/2024	200,000	218,570
3.70%, 3/1/2029 (b)	145,000	169,369
3.75%, 7/15/2025	211,000	238,544
3.75%, 2/5/2070	90,000	102,344
3.80%, 10/1/2051	159,000	189,418
3.84%, 3/20/2060	90,000	105,051
3.88%, 2/1/2055	250,000	293,738
3.95%, 8/15/2059	140,000	164,612
4.05%, 11/15/2045	135,000	160,746
4.05%, 3/1/2046	80,000	94,411
4.10%, 9/15/2067	150,000	179,466
4.16%, 7/15/2022	401,000	426,556
4.30%, 3/1/2049	155,000	197,870
4.38%, 9/10/2038	426,000	524,721
4.38%, 11/15/2065	316,000	395,632
4.50%, 9/10/2048	665,000	859,878
6.63%, 2/1/2029 (b)	335,000	454,381
Series MTN, 3.55%, 8/15/2039	115,000	128,746
United Parcel Service, Inc.:
2.20%, 9/1/2024	85,000	89,735
2.35%, 5/16/2022	67,000	69,338
2.40%, 11/15/2026	579,000	629,014
2.45%, 10/1/2022	153,000	159,605
2.50%, 4/1/2023	513,000	538,819
2.50%, 9/1/2029	160,000	173,000
2.80%, 11/15/2024	145,000	157,213
3.40%, 3/15/2029	248,000	286,291
3.40%, 11/15/2046	150,000	162,365
3.63%, 10/1/2042	359,000	401,732
3.75%, 11/15/2047	442,000	511,907
4.88%, 11/15/2040	20,000	26,283
6.20%, 1/15/2038	150,000	221,561
		30,719,427
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	360,000	368,831
3.85%, 3/30/2027	270,000	287,752
4.00%, 6/30/2030 (b)	155,000	164,765
4.35%, 2/15/2024	150,000	162,579
		983,927

182

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
WATER — 0.0% (a)
American Water Capital Corp.:
3.40%, 3/1/2025	$ 124,000	$ 136,913
3.45%, 6/1/2029 (b)	211,000	240,808
3.75%, 9/1/2028	160,000	185,360
3.75%, 9/1/2047	570,000	660,459
4.00%, 12/1/2046	40,000	47,850
4.20%, 9/1/2048 (b)	110,000	137,235
4.30%, 12/1/2042	175,000	214,578
6.59%, 10/15/2037	195,000	289,733
Aqua America, Inc.:
3.57%, 5/1/2029	120,000	133,572
4.28%, 5/1/2049	100,000	119,835
United Utilities PLC 6.88%, 8/15/2028	144,000	188,564
		2,354,907
TOTAL CORPORATE BONDS & NOTES (Cost $1,331,670,932)		1,415,889,947
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	302,746
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2019-2, Class A3, Class A3, 2.23%, 1/16/2024	500,000	511,362
Americredit Automobile Receivables Trust Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	225,000	233,403
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, Class A3, 1.60%, 11/15/2024	227,000	231,634
Carmax Auto Owner Trust Series 2019-1, Class A3, Class A3, 3.05%, 3/15/2024	1,500,000	1,544,960
CarMax Auto Owner Trust Series 2020-2, Class A3, 1.70%, 11/15/2024	187,000	191,443
Drive Auto Receivables Trust Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	506,278
Ford Credit Auto Owner Trust:
Series 2019-B, Class A3, Class A3, 2.23%, 10/15/2023	300,000	306,967
Series 2020-B, Class A3, 0.56%, 10/15/2024	411,000	411,630
Security Description	Principal Amount	Value
Series 2019-A, Class A3, Class A3, 2.78%, 9/15/2023	$ 250,000	$ 257,307
GM Financial Automobile Leasing Trust:
Series 2020-2, Class A3, Class A3, 0.80%, 7/20/2023	160,000	160,150
Series 2020-1, Class A3, Class A3, 1.67%, 12/20/2022	750,000	760,504
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3, Class A3, 2.18%, 4/16/2024	500,000	511,377
Honda Auto Receivables Owner Trust:
Series 2020-1, Class A3, Class A3, 1.61%, 4/22/2024	300,000	307,258
Series 2019-1, Class A3, Class A3, 2.83%, 3/20/2023	500,000	514,002
Hyundai Auto Receivables Trust Series 2019-B, Class A3, Class A3, 1.94%, 2/15/2024	274,000	280,754
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, Class A3, 1.84%, 12/15/2022	300,000	304,621
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, Class A3, 1.94%, 3/15/2024	500,000	510,960
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	332,000	341,955
Nissan Auto Receivables 2019-B Owner Trust Series 2019-B, Class A3, Class A3, 2.50%, 11/15/2023	200,000	205,866
Nissan Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 0.55%, 7/15/2024	346,000	346,201
Santander Drive Auto Receivables Trust Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	117,579
Toyota Auto Receivables 2020-B Owner Trust Series 2020-B, Class A3, Class A3, 1.36%, 8/15/2024	214,000	217,657
Volkswagen Auto Lease Trust Series 2019-A, Class A3, Class A3, 1.99%, 11/21/2022	500,000	508,502

183

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
World Omni Auto Receivables Trust:
Series 2019-B, Class A3, 2.59%, 7/15/2024	$ 111,000	$ 114,077
Series 2018-D, Class A3, Class A3, 3.33%, 4/15/2024	150,000	154,734
Series 2020-A, Class A3, Class A3, 1.10%, 4/15/2025	500,000	505,868
		10,057,049
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	478,734
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	141,640
Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	1,500,000	1,552,153
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	292,814
BA Credit Card Trust Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	514,073
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	679,000	697,816
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	520,871
Series 2019-A1, Class A1, Class A1, 2.84%, 12/15/2024	566,000	588,231
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	373,513
Discover Card Execution Note Trust:
Series 2019-A1, Class A1, Class A1, 3.04%, 7/15/2024	570,000	593,038
Series 2018-A5, Class A5, Class A5, 3.32%, 3/15/2024	200,000	206,996
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	256,433
Series 2019-A1, Class A, Class A, 2.95%, 3/15/2025	200,000	206,752
Security Description	Principal Amount	Value
Synchrony Credit Card Master Note Trust:
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	$ 1,500,000	$ 1,553,289
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	250,000	266,577
		8,242,930
TOTAL ASSET-BACKED SECURITIES (Cost $18,058,709)		18,602,725
FOREIGN GOVERNMENT OBLIGATIONS — 3.5%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.50%, 02/12/2025 (b)	250,000	260,992
1.63%, 09/17/2022 (b)	615,000	632,460
2.38%, 10/01/2021	500,000	512,785
2.63%, 01/31/2022	200,000	207,274
		1,613,511
CANADA — 0.3%
Canada Government International Bond:
1.63%, 01/22/2025	355,000	374,340
2.00%, 11/15/2022	615,000	640,178
2.63%, 01/25/2022	1,500,000	1,556,985
Export Development Canada:
1.38%, 10/21/2021	1,800,000	1,825,560
1.38%, 02/24/2023	250,000	257,033
1.75%, 07/18/2022	200,000	206,048
2.63%, 02/21/2024	430,000	464,877
2.75%, 03/15/2023	250,000	266,368
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	164,375
Province of Alberta Canada:
1.88%, 11/13/2024	750,000	786,953
2.20%, 07/26/2022	250,000	259,015
2.95%, 01/23/2024	300,000	324,090
3.30%, 03/15/2028	400,000	463,512
3.35%, 11/01/2023	400,000	435,788
Province of British Columbia Canada:
2.25%, 06/02/2026	344,000	374,623
Series 10, 1.75%, 09/27/2024	450,000	473,193
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	731,205
Series GX, 2.60%, 04/16/2024	200,000	214,944
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	176,807
Province of Ontario Canada:
1.75%, 01/24/2023	290,000	299,790

184

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.00%, 10/02/2029	$ 500,000	$ 535,860
2.20%, 10/03/2022	200,000	207,986
2.25%, 05/18/2022	150,000	155,244
2.30%, 06/15/2026	200,000	216,716
2.40%, 02/08/2022	100,000	103,238
2.50%, 04/27/2026	345,000	377,371
2.55%, 04/25/2022	170,000	176,676
3.05%, 01/29/2024	350,000	381,066
Province of Quebec Canada:
1.35%, 05/28/2030	500,000	508,630
2.50%, 04/20/2026	100,000	109,622
2.75%, 04/12/2027	350,000	391,342
Series PD, 7.50%, 09/15/2029	405,000	624,862
Series QO, 2.88%, 10/16/2024	1,210,000	1,326,874
Series QX, 1.50%, 02/11/2025	1,250,000	1,300,012
		16,711,183
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	600,000	619,728
2.45%, 01/31/2031	300,000	311,616
3.13%, 03/27/2025	200,000	217,152
3.24%, 02/06/2028	385,000	422,773
3.25%, 09/14/2021	230,000	237,086
3.50%, 01/25/2050	405,000	457,087
3.86%, 06/21/2047	200,000	237,278
		2,502,720
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	740,000	749,983
3.00%, 01/30/2030	130,000	128,731
3.13%, 04/15/2031	200,000	199,150
3.88%, 04/25/2027	465,000	491,868
4.00%, 02/26/2024	780,000	820,435
4.13%, 05/15/2051	200,000	202,318
4.50%, 03/15/2029	805,000	884,413
5.00%, 06/15/2045	937,000	1,056,983
5.20%, 05/15/2049	495,000	580,249
5.63%, 02/26/2044	730,000	874,014
6.13%, 01/18/2041	400,000	499,624
8.13%, 05/21/2024	200,000	239,638
		6,727,406
GERMANY — 0.4%
FMS Wertmanagement:
2.75%, 03/06/2023	369,000	393,040
2.75%, 01/30/2024	300,000	325,428
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,325,000	1,076,854
1.63%, 02/15/2023 (b)	700,000	724,500
1.75%, 09/15/2021 (b)	200,000	203,576
1.75%, 08/22/2022	566,000	584,163
Security Description	Principal Amount	Value
1.75%, 09/14/2029	$ 175,000	$ 189,119
2.00%, 11/30/2021	300,000	307,284
2.00%, 09/29/2022	290,000	301,365
2.00%, 10/04/2022 (b)	325,000	337,672
2.00%, 05/02/2025 (b)	1,745,000	1,873,799
2.13%, 03/07/2022 (b)	800,000	825,160
2.13%, 06/15/2022 (b)	475,000	492,385
2.13%, 01/17/2023	1,053,000	1,102,417
2.38%, 08/25/2021 (b)	1,692,000	1,733,319
2.38%, 12/29/2022 (b)	1,034,000	1,088,099
2.50%, 02/15/2022	1,100,000	1,139,864
2.50%, 11/20/2024 (b)	591,000	644,722
2.63%, 01/25/2022	735,000	762,349
2.63%, 02/28/2024 (b)	1,230,000	1,332,447
2.88%, 04/03/2028	244,000	283,960
Series GMTN, 3.13%, 12/15/2021 (b)	1,200,000	1,249,812
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	470,000	513,066
Series 36, 2.00%, 12/06/2021	415,000	425,010
Series 37, 2.50%, 11/15/2027	500,000	563,330
Series 40, 0.50%, 05/27/2025	290,000	290,365
Series GMTN, 1.75%, 09/24/2021	400,000	407,176
		19,170,281
HUNGARY — 0.0% (a)
Hungary Government International Bond 5.38%, 2/21/2023	208,000	227,920
INDONESIA — 0.1%
Indonesia Government International Bond:
2.85%, 02/14/2030	200,000	204,324
2.95%, 01/11/2023	690,000	711,148
3.40%, 09/18/2029	200,000	212,908
3.50%, 01/11/2028	340,000	361,808
3.50%, 02/14/2050	200,000	205,496
3.70%, 10/30/2049	300,000	311,091
4.35%, 01/11/2048	375,000	422,284
4.45%, 02/11/2024	250,000	271,332
4.45%, 04/15/2070	700,000	804,972
5.35%, 02/11/2049	215,000	278,565
		3,783,928
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	400,000	597,532
Israel Government International Bond:
2.75%, 07/03/2030	500,000	550,815
2.88%, 03/16/2026	400,000	437,056
3.15%, 06/30/2023	350,000	373,615
3.25%, 01/17/2028	400,000	452,920
4.00%, 06/30/2022	100,000	106,478
4.13%, 01/17/2048	500,000	620,860

185

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.50%, 01/30/2043	$ 215,000	$ 277,694
4.50%, 04/03/2120	500,000	648,505
State of Israel:
2.50%, 01/15/2030	235,000	254,103
3.38%, 01/15/2050	245,000	269,625
		4,589,203
ITALY — 0.1%
Italy Government International Bond 6.88%, 9/27/2023	347,000	402,371
Republic of Italy Government International Bond:
2.38%, 10/17/2024	1,325,000	1,344,000
2.88%, 10/17/2029	750,000	749,550
4.00%, 10/17/2049	400,000	404,828
		2,900,749
JAPAN — 0.2%
Japan Bank for International Cooperation:
0.63%, 05/22/2023	200,000	200,704
1.50%, 07/21/2021	450,000	455,184
1.63%, 10/17/2022	225,000	230,859
1.75%, 10/17/2024	318,000	332,803
1.88%, 07/21/2026	200,000	212,196
2.00%, 10/17/2029	310,000	335,727
2.38%, 11/16/2022	1,300,000	1,357,551
2.50%, 05/23/2024	235,000	252,190
2.75%, 11/16/2027	200,000	225,600
2.88%, 06/01/2027	1,175,000	1,329,360
2.88%, 07/21/2027	602,000	682,451
3.13%, 07/20/2021	440,000	452,553
3.25%, 07/20/2023	515,000	557,204
3.25%, 07/20/2028	250,000	293,363
3.38%, 10/31/2023	400,000	437,108
Series DTC, 2.13%, 02/10/2025	350,000	372,876
Series DTC, 2.25%, 11/04/2026	352,000	382,107
Series DTC, 2.38%, 04/20/2026	160,000	174,416
Series DTC, 2.50%, 05/28/2025	500,000	543,470
Series DTC, 3.38%, 07/31/2023	200,000	217,282
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	221,914
3.38%, 06/12/2028	200,000	234,974
		9,501,892
MEXICO — 0.3%
Mexico Government International Bond:
3.25%, 04/16/2030	776,000	769,567
3.60%, 01/30/2025	1,445,000	1,531,209
Security Description	Principal Amount	Value
3.63%, 03/15/2022	$ 469,000	$ 487,765
3.75%, 01/11/2028	600,000	625,422
3.90%, 04/27/2025	250,000	267,560
4.00%, 10/02/2023	670,000	713,315
4.13%, 01/21/2026	600,000	648,060
4.15%, 03/28/2027	779,000	836,794
4.35%, 01/15/2047	400,000	400,584
4.50%, 04/22/2029	768,000	834,179
4.50%, 01/31/2050	1,035,000	1,067,354
4.60%, 01/23/2046	630,000	651,256
4.60%, 02/10/2048	400,000	414,072
4.75%, 04/27/2032	500,000	551,320
6.05%, 01/11/2040	475,000	579,106
Series GMTN, 5.75%, 10/12/2110	677,000	751,219
Series MTN, 4.75%, 03/08/2044	1,972,000	2,068,135
		13,196,917
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	760,000	818,953
3.88%, 03/17/2028	200,000	224,838
4.00%, 09/22/2024	550,000	598,576
4.30%, 04/29/2053	645,000	770,562
6.70%, 01/26/2036	505,000	726,190
8.88%, 09/30/2027	670,000	951,896
9.38%, 04/01/2029	210,000	318,337
		4,409,352
PERU — 0.1%
Peruvian Government International Bond:
2.78%, 01/23/2031	1,000,000	1,066,410
2.84%, 06/20/2030	475,000	508,687
4.13%, 08/25/2027	695,000	797,422
5.63%, 11/18/2050	340,000	536,965
6.55%, 03/14/2037	141,000	214,333
8.75%, 11/21/2033	150,000	250,158
		3,373,975
PHILIPPINES — 0.1%
Philippine Government International Bond:
2.46%, 05/05/2030	265,000	278,152
2.95%, 05/05/2045	250,000	259,860
3.00%, 02/01/2028	789,000	851,765
3.70%, 02/02/2042	650,000	745,413
3.75%, 01/14/2029	251,000	286,828
3.95%, 01/20/2040	402,000	467,052
4.20%, 01/21/2024	930,000	1,013,830
5.00%, 01/13/2037	301,000	387,528
6.38%, 10/23/2034	318,000	458,356
7.75%, 01/14/2031	300,000	448,863
9.50%, 02/02/2030	400,000	650,352
9.50%, 02/02/2030	71,000	115,514

186

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
10.63%, 03/16/2025	$ 254,000	$ 355,740
		6,319,253
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	400,000	423,616
3.25%, 04/06/2026	290,000	325,383
4.00%, 01/22/2024	405,000	449,910
5.00%, 03/23/2022	952,000	1,022,191
		2,221,100
SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.38%, 04/21/2027	165,000	174,321
2.63%, 05/26/2026	200,000	217,430
2.75%, 01/25/2022	150,000	154,410
2.88%, 01/21/2025	150,000	162,543
3.25%, 11/10/2025	100,000	111,571
3.25%, 08/12/2026	1,200,000	1,352,484
3.50%, 11/27/2021	215,000	223,069
4.00%, 01/14/2024	300,000	331,401
Korea Development Bank:
2.00%, 09/12/2026 (b)	165,000	173,917
2.13%, 10/01/2024	215,000	224,813
3.00%, 09/14/2022	477,000	499,791
3.25%, 02/19/2024	200,000	216,180
3.38%, 03/12/2023	200,000	213,338
3.38%, 09/16/2025	150,000	167,895
3.75%, 01/22/2024	250,000	274,332
4.63%, 11/16/2021	150,000	157,807
Korea International Bond:
2.00%, 06/19/2024	615,000	641,673
2.50%, 06/19/2029	200,000	218,686
2.75%, 01/19/2027	450,000	489,312
3.88%, 09/11/2023	450,000	494,001
4.13%, 06/10/2044	111,000	152,426
5.63%, 11/03/2025	100,000	123,322
		6,774,722
SUPRANATIONAL — 1.3%
African Development Bank:
Series GDIF, 1.25%, 07/26/2021	181,000	182,897
Series GDIF, 2.13%, 11/16/2022	306,000	319,103
Series GDIF, 2.38%, 09/23/2021	60,000	61,537
Series GMTN, 1.63%, 09/16/2022	835,000	859,641
Series GMTN, 3.00%, 12/06/2021 (b)	545,000	566,102
Asian Development Bank:
0.63%, 04/29/2025	1,500,000	1,510,800
1.50%, 10/18/2024	392,000	410,248
1.63%, 01/24/2023	350,000	361,879
2.63%, 01/30/2024	350,000	378,242
Security Description	Principal Amount	Value
5.82%, 06/16/2028	$ 421,000	$ 580,584
6.22%, 08/15/2027	175,000	229,934
Series GMTN, 1.75%, 09/13/2022	1,180,000	1,217,925
Series GMTN, 1.75%, 08/14/2026	50,000	53,348
Series GMTN, 1.75%, 09/19/2029	423,000	455,283
Series GMTN, 1.88%, 02/18/2022	530,000	543,738
Series GMTN, 1.88%, 01/24/2030	650,000	708,117
Series GMTN, 2.00%, 02/16/2022	1,435,000	1,475,166
Series GMTN, 2.00%, 01/22/2025	150,000	160,464
Series GMTN, 2.00%, 04/24/2026	300,000	324,834
Series GMTN, 2.50%, 11/02/2027	325,000	366,256
Series GMTN, 2.75%, 03/17/2023	820,000	873,923
Series GMTN, 3.13%, 09/26/2028	350,000	413,938
Series MTN, 1.88%, 07/19/2022	1,000,000	1,032,800
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	1,000,000	999,160
2.25%, 05/16/2024	400,000	427,920
Corp. Andina de Fomento:
2.13%, 09/27/2021	181,000	182,207
2.38%, 05/12/2023 (b)	500,000	512,470
2.75%, 01/06/2023 (b)	237,000	248,049
3.25%, 02/11/2022	300,000	307,917
3.75%, 11/23/2023	175,000	186,820
4.38%, 06/15/2022	121,000	127,152
Council Of Europe Development Bank:
1.38%, 02/27/2025	200,000	208,372
1.75%, 09/26/2022	250,000	258,180
2.50%, 02/27/2024 (b)	240,000	258,526
2.63%, 02/13/2023	374,000	396,556
European Bank for Reconstruction & Development:
0.25%, 07/10/2023	250,000	249,880
1.63%, 09/27/2024 (b)	200,000	210,156
Series EMTN, 1.88%, 07/15/2021	300,000	304,971
Series GMTN, 1.50%, 02/13/2025 (b)	210,000	220,061
Series GMTN, 1.88%, 02/23/2022 (b)	745,000	764,407
Series GMTN, 2.13%, 03/07/2022	255,000	262,846

187

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series GMTN, 2.75%, 03/07/2023	$ 600,000	$ 639,162
European Investment Bank:
0.25%, 09/15/2023	1,100,000	1,099,120
1.38%, 09/06/2022	1,139,000	1,166,962
1.63%, 03/14/2025	1,230,000	1,298,708
1.63%, 10/09/2029	330,000	353,324
1.88%, 02/10/2025 (b)	1,598,000	1,704,107
2.00%, 12/15/2022 (b)	900,000	938,637
2.13%, 04/13/2026	567,000	618,710
2.25%, 03/15/2022 (b)	1,042,000	1,077,616
2.25%, 08/15/2022 (b)	1,290,000	1,344,812
2.25%, 06/24/2024	100,000	107,510
2.38%, 06/15/2022	892,000	929,223
2.50%, 03/15/2023	414,000	438,935
2.50%, 10/15/2024	900,000	980,883
2.63%, 05/20/2022	255,000	266,409
2.63%, 03/15/2024	775,000	840,224
2.88%, 12/15/2021	596,000	618,839
3.25%, 01/29/2024 (b)	1,081,000	1,193,435
Series GMTN, 2.88%, 08/15/2023	1,450,000	1,566,928
Series GMTN, 3.13%, 12/14/2023	175,000	191,984
Inter-American Development Bank:
1.25%, 09/14/2021	650,000	657,631
1.88%, 07/23/2021	200,000	203,412
2.00%, 07/23/2026	300,000	324,150
2.13%, 01/15/2025	400,000	429,704
2.25%, 06/18/2029	250,000	279,818
2.38%, 07/07/2027	440,000	489,812
2.50%, 01/18/2023	287,000	302,972
2.63%, 01/16/2024	850,000	917,813
3.00%, 10/04/2023	325,000	353,210
3.00%, 02/21/2024	504,000	551,946
4.38%, 01/24/2044	375,000	576,000
Series GMTN, 1.75%, 04/14/2022	1,115,000	1,144,235
Series GMTN, 1.75%, 09/14/2022	1,295,000	1,336,816
Series GMTN, 1.75%, 03/14/2025 (b)	2,750,000	2,914,450
Series GMTN, 2.13%, 01/18/2022	525,000	539,978
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,060,310
Series GMTN, 3.88%, 10/28/2041	169,000	237,793
International Bank for Reconstruction & Development:
0.63%, 04/22/2025	1,500,000	1,511,625
0.75%, 03/11/2025	500,000	506,965
1.63%, 01/15/2025	750,000	790,222
1.75%, 04/19/2023	250,000	260,183
Security Description	Principal Amount	Value
2.00%, 01/26/2022	$ 350,000	$ 359,478
2.13%, 07/01/2022	750,000	777,832
2.13%, 02/13/2023	850,000	890,613
2.50%, 03/19/2024	713,000	769,940
3.00%, 09/27/2023	271,000	294,520
Series GDIF, 1.38%, 09/20/2021	200,000	202,746
Series GDIF, 1.50%, 08/28/2024	1,450,000	1,515,728
Series GDIF, 1.63%, 02/10/2022	450,000	459,896
Series GDIF, 1.75%, 10/23/2029	750,000	809,782
Series GDIF, 1.88%, 06/19/2023	1,140,000	1,193,192
Series GDIF, 2.13%, 12/13/2021	1,000,000	1,027,060
Series GDIF, 2.13%, 03/03/2025	360,000	387,713
Series GDIF, 2.50%, 07/29/2025	1,745,000	1,921,524
Series GDIF, 3.13%, 11/20/2025	1,000,000	1,139,330
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,853,637
International Finance Corp.:
0.50%, 03/20/2023 (b)	335,000	337,104
Series GMTN, 1.13%, 07/20/2021	340,000	343,036
Series GMTN, 1.38%, 10/16/2024	449,000	467,620
Series GMTN, 2.00%, 10/24/2022	284,000	295,138
Series GMTN, 2.88%, 07/31/2023	160,000	172,622
Nordic Investment Bank:
0.38%, 05/19/2023	250,000	250,700
1.25%, 08/02/2021 (b)	300,000	303,090
1.38%, 10/17/2022 (b)	500,000	512,435
2.25%, 09/30/2021	150,000	153,693
2.25%, 05/21/2024 (b)	585,000	626,430
2.88%, 07/19/2023	200,000	215,428
		69,257,269
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.63%, 11/14/2022	395,000	406,356
Series GMTN, 1.63%, 09/12/2021	1,100,000	1,116,610
Series GMTN, 3.13%, 11/08/2021	200,000	207,430
		1,730,396
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	400,000	457,200

188

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.38%, 01/23/2031	$ 163,000	$ 190,808
4.50%, 08/14/2024	410,000	449,114
4.98%, 04/20/2055	810,000	1,038,080
5.10%, 06/18/2050	649,000	838,248
7.63%, 03/21/2036	200,000	303,112
8.00%, 11/18/2022	503,000	552,264
		3,828,826
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $169,025,117)		178,840,603
U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Federal Farm Credit Banks Funding Corp. 0.38%, 4/8/2022	5,000,000	5,012,100
Federal Home Loan Bank:
0.25%, 6/3/2022 (b)	5,000,000	4,993,350
0.50%, 4/14/2025	4,130,000	4,137,393
1.13%, 7/14/2021 (b)	4,885,000	4,932,336
1.38%, 2/17/2023 (b)	2,000,000	2,059,300
1.63%, 11/19/2021	680,000	693,450
1.63%, 12/20/2021	1,965,000	2,005,852
1.88%, 11/29/2021 (b)	450,000	460,787
2.13%, 6/9/2023	1,000,000	1,053,820
2.63%, 12/10/2021	130,000	134,525
3.00%, 10/12/2021 (b)	1,025,000	1,061,941
3.25%, 11/16/2028 (b)	1,235,000	1,471,540
5.50%, 7/15/2036	1,240,000	1,938,504
Series 0000, 2.00%, 9/9/2022	100,000	103,855
Federal Home Loan Mortgage Corp.:
0.38%, 5/5/2023	1,000,000	1,002,800
1.13%, 8/12/2021	197,000	199,065
1.50%, 2/12/2025	3,000,000	3,144,330
2.38%, 1/13/2022	4,015,000	4,149,623
2.50%, 9/1/2028	163,976	171,907
2.50%, 10/1/2029	441,545	463,391
2.50%, 1/1/2031	539,176	565,839
2.50%, 5/1/2031	1,653,958	1,735,164
2.50%, 6/1/2031	644,042	675,663
2.50%, 11/1/2032	1,621,443	1,701,572
2.50%, 12/1/2032	1,280,047	1,343,305
2.50%, 2/1/2033	2,652,362	2,783,437
2.50%, 3/1/2033	4,559,353	4,783,489
2.50%, 9/1/2046	1,735,365	1,823,013
2.75%, 6/19/2023	645,000	692,756
3.00%, 11/1/2027	1,639,388	1,725,810
3.00%, 2/1/2029	304,643	321,491
3.00%, 7/1/2029	303,327	320,311
3.00%, 9/1/2029	463,087	489,015
3.00%, 4/1/2030	444,984	469,383
3.00%, 12/1/2030	1,174,526	1,238,972
3.00%, 2/1/2031	2,521,865	2,659,155
Security Description	Principal Amount	Value
3.00%, 5/1/2031	$ 925,700	$ 976,324
3.00%, 9/1/2032	2,684,800	2,826,256
3.00%, 4/1/2033	6,635,772	7,021,421
3.00%, 5/1/2033	5,801,639	6,100,651
3.00%, 7/1/2035	495,462	525,738
3.00%, 4/1/2036	1,043,742	1,107,568
3.00%, 8/1/2036	1,667,265	1,768,829
3.00%, 3/1/2043	870,069	930,636
3.00% 4/1/2043	1,578,839	1,688,743
3.00% 7/1/2043	571,383	611,157
3.00%, 8/1/2043	254,866	272,607
3.00%, 9/1/2043	323,227	345,727
3.00%, 10/1/2043	264,304	282,702
3.00%, 6/1/2045	1,112,907	1,177,680
3.00% 8/1/2045	3,105,024	3,303,789
3.00%, 4/1/2046	1,836,577	1,938,886
3.00%, 9/1/2046	1,271,536	1,342,369
3.00%, 10/1/2046	6,980,513	7,369,370
3.00%, 11/1/2046	1,253,886	1,323,735
3.00%, 12/1/2046	3,741,373	3,949,790
3.00%, 2/1/2047	3,456,359	3,648,899
3.00%, 7/1/2047	8,087,867	8,535,923
3.00%, 12/1/2047	8,967,987	9,460,405
3.00%, 1/1/2048	2,388,007	2,519,129
3.00%, 2/1/2048	5,351,982	5,645,851
3.00%, 3/1/2048	254,573	268,541
3.00%, 10/1/2049	6,784,814	7,143,531
3.00%, 12/1/2049	4,711,173	4,960,256
3.00%, 1/1/2050	13,307,578	14,011,158
3.00%, 2/1/2050	14,462,380	15,227,015
3.50%, 5/1/2026	402,993	424,293
3.50%, 1/1/2029	103,701	109,923
3.50%, 11/1/2029	335,788	356,010
3.50%, 2/1/2030	157,975	167,717
3.50%, 3/1/2032	384,756	413,380
3.50%, 6/1/2033	1,128,652	1,184,848
3.50%, 1/1/2034	2,803,716	2,943,315
3.50%, 3/1/2038	1,539,581	1,636,280
3.50%, 10/1/2041	193,292	209,356
3.50%, 4/1/2043	307,702	333,685
3.50% 5/1/2043	551,224	597,159
3.50% 8/1/2043	1,185,980	1,283,059
3.50%, 6/1/2044	295,268	316,647
3.50%, 8/1/2044	582,709	624,900
3.50%, 10/1/2044	338,669	363,190
3.50%, 11/1/2044	522,932	560,795
3.50%, 12/1/2044	574,709	616,321
3.50%, 1/1/2045	547,831	587,497
3.50%, 2/1/2045	738,277	791,732
3.50% 7/1/2045	7,539,853	8,158,247
3.50%, 10/1/2045	730,269	779,080
3.50% 12/1/2045	1,140,986	1,225,949
3.50%, 3/1/2046	1,542,900	1,637,300
3.50%, 5/1/2046	704,424	747,522
3.50%, 8/1/2046	3,812,770	4,067,476

189

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 9/1/2046	$ 8,317,406	$ 8,826,292
3.50%, 12/1/2046	1,011,781	1,073,685
3.50%, 4/1/2047	142,655	150,584
3.50%, 9/1/2047	6,863,799	7,245,300
3.50%, 10/1/2047	962,765	1,016,277
3.50%, 11/1/2047	409,157	431,899
3.50%, 12/1/2047	996,609	1,052,003
3.50%, 1/1/2048	2,280,549	2,407,306
3.50%, 2/1/2048	6,893,164	7,276,298
3.50%, 5/1/2048	4,732,970	4,987,866
3.50%, 7/1/2048	1,837,153	1,936,094
3.50%, 11/1/2048	4,792,383	5,050,478
3.50%, 6/1/2049	6,133,589	6,439,394
3.50%, 7/1/2049	3,723,743	3,913,512
4.00%, 4/1/2024	31,359	33,222
4.00%, 5/1/2025	25,909	27,534
4.00%, 6/1/2025	60,986	64,811
4.00%, 8/1/2025	15,238	16,193
4.00%, 9/1/2025	16,528	17,565
4.00%, 6/1/2026	162,157	172,228
4.00%, 7/1/2029	4,173,951	4,434,844
4.00%, 10/1/2040	202,180	222,224
4.00%, 12/1/2041	635,971	697,264
4.00%, 4/1/2042	423,051	463,823
4.00%, 6/1/2042	900,384	990,019
4.00%, 12/1/2043	211,385	231,105
4.00% 5/1/2044	502,832	545,184
4.00%, 7/1/2044	788,618	855,042
4.00%, 12/1/2044	263,518	285,714
4.00%, 4/1/2045	583,490	634,385
4.00%, 5/1/2045	2,741,976	3,006,258
4.00%, 10/1/2045	900,145	978,626
4.00%, 1/1/2046	645,787	702,091
4.00%, 3/1/2046	517,520	565,974
4.00%, 1/1/2047	9,506,099	10,246,108
4.00%, 9/1/2047	500,797	533,890
4.00%, 11/1/2047	3,210,367	3,422,512
4.00%, 12/1/2047	1,206,068	1,285,766
4.00%, 1/1/2048	1,863,778	1,986,939
4.00%, 4/1/2048	3,089,813	3,267,242
4.00% 5/1/2048	5,593,813	5,915,030
4.00%, 7/1/2048	4,073,112	4,307,004
4.00%, 10/1/2048	7,143,775	7,553,996
4.00%, 12/1/2048	3,488,184	3,688,488
4.00%, 9/1/2049	2,898,067	3,069,675
4.50%, 10/1/2024	10,738	10,994
4.50%, 2/1/2039	2,104	2,358
4.50%, 6/1/2039	145,222	162,772
4.50%, 12/1/2039	116,157	130,195
4.50%, 6/1/2040	2,962	3,300
4.50%, 12/1/2040	449,493	500,709
4.50%, 4/1/2041	5,345	5,970
4.50%, 7/1/2041	323,271	361,043
4.50%, 8/1/2041	26,973	30,124
4.50%, 9/1/2041	116,952	130,613
Security Description	Principal Amount	Value
4.50%, 10/1/2041	$ 842,441	$ 938,395
4.50%, 10/1/2043	15,426	17,206
4.50%, 8/1/2044	16,248	17,992
4.50%, 9/1/2044	376,130	416,512
4.50%, 4/1/2047	167,914	180,842
4.50%, 10/1/2047	159,382	171,653
4.50%, 12/1/2047	475,790	512,439
4.50% 1/1/2048	1,815,519	1,955,291
4.50%, 5/1/2048	1,867,391	2,006,167
4.50%, 6/1/2048	1,110,889	1,196,503
4.50%, 7/1/2048	2,048,372	2,201,395
4.50%, 12/1/2048	1,462,633	1,571,899
4.50%, 3/1/2049	2,149,839	2,310,442
4.50%, 7/1/2049	9,904,807	10,680,020
5.00%, 11/1/2035	14,559	16,763
5.00% 12/1/2036	3,264	3,760
5.00% 2/1/2038	243,312	278,402
5.00% 3/1/2038	165,696	189,595
5.00%, 6/1/2038	39,568	45,267
5.00% 11/1/2038	319,897	366,053
5.00%, 1/1/2039	47,186	53,982
5.00%, 2/1/2039	108,195	123,773
5.00%, 3/1/2039	333,844	381,187
5.00%, 10/1/2039	31,239	35,736
5.00%, 7/1/2048	2,515,871	2,747,297
5.00%, 9/1/2048	499,343	545,275
5.00%, 11/1/2048	2,551,993	2,785,801
5.00%, 3/1/2049	1,042,864	1,138,794
5.00%, 3/1/2050	3,010,165	3,293,441
5.50%, 2/1/2022	1,361	1,391
5.50%, 11/1/2026	30,893	34,040
5.50%, 6/1/2027	8,560	9,464
5.50%, 4/1/2028	13,659	15,094
5.50%, 7/1/2028	20,623	22,790
5.50%, 7/1/2033	717	838
5.50% 1/1/2037	111,103	129,581
5.50%, 9/1/2037	1,038	1,203
5.50%, 11/1/2037	6,084	7,052
5.50%, 1/1/2038	53,381	61,869
5.50%, 4/1/2038	181,934	210,905
5.50% 7/1/2038	261,995	303,726
5.50%, 10/1/2038	4,702	5,451
5.50%, 11/1/2038	7,571	8,777
6.00%, 8/1/2031	7,186	8,349
6.00%, 3/1/2036	8,352	9,999
6.00%, 8/1/2036	48,094	57,471
6.00%, 1/1/2037	4,465	5,316
6.00%, 12/1/2037	4,547	5,423
6.00%, 10/1/2038	3,837	4,415
6.00%, 3/1/2040	2,503	3,011
6.00%, 5/1/2040	478,384	568,800
6.25%, 7/15/2032 (b)	2,410,000	3,790,568
6.50%, 11/1/2037	52,681	63,853
6.50%, 2/1/2038	9,559	10,988
6.50%, 9/1/2038	129,397	157,058

190

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.50%, 9/1/2039	$ 69,788	$ 84,066
6.75%, 3/15/2031	601,000	946,617
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,090,664
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	824,583
Series K049, Class A2, 3.01%, 7/25/2025	350,000	385,659
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	386,425
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,090,898
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	906,595
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	570,839
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,710,660
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,724,494
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,332,505
Series K079, Class A2, Class A2, 3.93%, 6/25/2028	1,150,000	1,378,966
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,657,024
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	962,288
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	323,094
Series K089, Class A2, Class A2, 3.56%, 1/25/2029	2,500,000	2,962,387
Series K092, Class A2, 3.30%, 4/25/2029	500,000	584,198
Series K093, Class A2, 2.98%, 5/25/2029	500,000	571,184
Series K094, Class A2, 2.90%, 6/25/2029	531,291	605,785
Series K101, Class A2, 2.52%, 10/25/2029	500,000	556,733
Series K108, Class A2, Class A2, 1.52%, 3/25/2030	888,889	924,112
Series K109, Class A2, 1.56%, 4/25/2030	600,000	626,007
Security Description	Principal Amount	Value
Series K110, Class A2, Class A2, 1.48%, 4/25/2030	$ 160,714	$ 166,913
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	682,276
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (d)	1,000,000	1,111,537
Series K735, Class A2, 2.86%, 5/25/2026	500,000	553,049
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,404,730
Series K737, Class A2, Class A2, 2.53%, 10/25/2026	1,250,000	1,370,757
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,064,329
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (d)	666,667	820,837
Federal National Mortgage Association:
0.25%, 5/22/2023	1,000,000	999,300
0.63%, 4/22/2025 (b)	1,055,000	1,064,126
1.25%, 8/17/2021 (b)	1,491,000	1,509,026
1.38%, 10/7/2021	437,000	443,516
1.38%, 9/6/2022	3,800,000	3,894,164
1.63%, 10/15/2024	550,000	578,083
1.75%, 7/2/2024	500,000	527,970
1.88%, 4/5/2022 (b)	305,000	313,967
1.88%, 9/24/2026 (b)	846,000	910,753
2.00%, 1/5/2022	2,315,000	2,377,528
2.00%, 10/5/2022 (b)	1,200,000	1,248,072
2.13%, 4/24/2026 (b)	475,000	517,598
2.50%, 7/1/2028	490,003	513,613
2.50% 8/1/2028	1,458,027	1,528,281
2.50%, 10/1/2028	340,171	356,562
2.50%, 3/1/2029	1,249,302	1,308,211
2.50%, 2/1/2030	539,512	566,072
2.50%, 5/1/2030	880,652	924,006
2.50% 7/1/2030	4,683,018	4,908,983
2.50%, 2/1/2031	1,048,523	1,100,142
2.50%, 8/1/2031	2,554,662	2,679,383
2.50%, 6/1/2032	6,540,602	6,859,921
2.50%, 12/1/2032	2,063,022	2,164,836
2.50%, 1/1/2033	3,040,548	3,190,605
2.50%, 12/1/2033	5,021,677	5,268,893
2.50%, 2/1/2035	6,708,964	7,022,487
2.50%, 4/1/2038	2,780,965	2,907,071
2.50%, 2/1/2040	1,443,448	1,507,073
2.50%, 5/1/2040	3,963,386	4,142,134
2.50%, 10/1/2042	351,613	373,028
2.50%, 11/1/2049	2,322,856	2,422,582
2.50%, 1/1/2050	7,176,752	7,484,870

191

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.50%, 7/1/2050	$ 12,550,000	$ 13,092,648
2.63%, 9/6/2024	2,375,000	2,600,934
2.88%, 9/12/2023	1,365,000	1,478,773
3.00%, 8/1/2027	277,537	291,834
3.00%, 11/1/2028	566,827	598,635
3.00%, 6/1/2029	163,283	172,538
3.00% 8/1/2029	811,091	856,340
3.00%, 9/1/2029	300,592	317,360
3.00%, 6/1/2030	472,576	498,414
3.00%, 9/1/2030	86,095	90,802
3.00%, 11/1/2030	195,156	205,826
3.00%, 12/1/2030	654,570	690,358
3.00%, 6/1/2032	4,158,761	4,377,446
3.00%, 10/1/2032	1,219,569	1,283,699
3.00%, 1/1/2033	857,323	902,405
3.00%, 2/1/2033	1,951,563	2,054,184
3.00%, 2/1/2034	2,752,747	2,893,924
3.00%, 2/1/2035	345,699	366,757
3.00%, 3/1/2035	286,109	303,532
3.00%, 2/1/2036	746,266	791,712
3.00%, 11/1/2036	1,774,634	1,882,593
3.00%, 1/1/2037	1,967,482	2,087,173
3.00%, 9/1/2037	1,830,715	1,935,713
3.00%, 1/1/2038	2,933,734	3,101,994
3.00%, 12/1/2042	476,720	509,821
3.00%, 1/1/2043	915,360	978,918
3.00%, 3/1/2043	992,054	1,060,860
3.00%, 4/1/2043	254,583	272,240
3.00% 5/1/2043	2,647,654	2,831,287
3.00% 6/1/2043	1,867,466	1,996,988
3.00% 7/1/2043	1,702,682	1,820,776
3.00%, 8/1/2043	782,465	839,194
3.00%, 2/1/2044	7,709,309	8,244,003
3.00%, 5/1/2045	6,453,021	6,900,583
3.00%, 8/1/2045	10,238,774	10,948,905
3.00%, 9/1/2045	862,016	911,930
3.00% 11/1/2045	1,915,807	2,026,739
3.00%, 5/1/2046	1,831,884	1,933,501
3.00%, 8/1/2046	2,055,827	2,169,866
3.00%, 9/1/2046	2,002,062	2,113,119
3.00%, 10/1/2046	753,079	794,854
3.00% 11/1/2046	6,154,657	6,558,050
3.00% 1/1/2047	6,193,445	6,537,002
3.00% 3/1/2047	7,003,244	7,407,781
3.00%, 7/1/2047	5,199,748	5,488,184
3.00%, 10/1/2047	6,594,579	6,960,388
3.00%, 12/1/2047	10,221,618	10,788,623
3.00%, 2/1/2048	6,625,924	6,989,663
3.00%, 1/1/2050	7,078,486	7,452,729
3.50%, 10/1/2025	90,977	95,603
3.50%, 11/1/2025	116,111	122,015
3.50%, 3/1/2026	72,659	76,483
3.50%, 1/1/2027	362,079	380,491
3.50%, 5/1/2029	155,931	165,290
3.50%, 1/1/2030	255,878	271,236
Security Description	Principal Amount	Value
3.50%, 3/1/2031	$ 723,785	$ 767,304
3.50%, 6/1/2033	2,321,598	2,436,878
3.50%, 6/1/2034	629,837	675,437
3.50%, 7/1/2034	1,141,065	1,223,677
3.50%, 11/1/2034	3,967,073	4,254,287
3.50%, 2/1/2037	588,644	627,145
3.50%, 2/1/2038	367,272	396,395
3.50%, 4/1/2038	2,469,979	2,600,798
3.50%, 5/1/2038	894,652	942,036
3.50%, 12/1/2040	679,436	736,025
3.50%, 1/1/2042	186,458	204,567
3.50%, 3/1/2042	394,635	430,302
3.50%, 5/1/2042	1,443,608	1,564,050
3.50%, 8/1/2042	558,054	604,613
3.50%, 10/1/2042	613,870	665,086
3.50%, 1/1/2043	189,509	205,320
3.50%, 5/1/2043	195,916	211,911
3.50%, 7/1/2043	704,192	761,684
3.50%, 1/1/2044	680,016	735,534
3.50%, 10/1/2044	484,786	519,751
3.50% 1/1/2045	811,582	870,117
3.50% 2/1/2045	17,934,444	19,430,743
3.50%, 4/1/2045	902,275	962,354
3.50% 8/1/2045	1,932,257	2,068,718
3.50% 11/1/2045	5,505,179	5,871,750
3.50% 12/1/2045	4,304,173	4,590,773
3.50%, 1/1/2046	1,445,361	1,541,603
3.50% 2/1/2046	4,855,169	5,170,060
3.50%, 10/1/2046	1,882,362	2,005,081
3.50%, 2/1/2047	577,608	612,831
3.50% 5/1/2047	9,306,330	9,896,443
3.50% 7/1/2047	3,668,756	3,968,282
3.50%, 10/1/2047	627,981	662,733
3.50% 11/1/2047	27,281,295	28,883,491
3.50% 1/1/2048	7,747,955	8,176,718
3.50% 2/1/2048	9,855,164	10,413,989
3.50%, 6/1/2048	4,314,040	4,545,082
3.50%, 8/1/2048	588,185	619,686
3.50%, 9/1/2048	1,807,883	1,905,252
3.50%, 11/1/2048	2,250,418	2,387,649
3.50%, 7/1/2049	8,810,196	9,259,180
3.50%, 8/1/2049	6,326,882	6,649,312
3.50%, 6/1/2050	5,661,442	5,980,419
4.00%, 4/1/2024	47,655	50,480
4.00%, 1/1/2025	43,974	46,582
4.00%, 3/1/2026	40,926	43,464
4.00%, 12/1/2034	340,472	370,469
4.00%, 3/1/2037	1,056,133	1,124,426
4.00%, 3/1/2038	1,257,745	1,338,477
4.00%, 6/1/2038	869,348	925,149
4.00%, 8/1/2039	459,967	505,519
4.00%, 9/1/2040	4,339,255	4,768,703
4.00% 12/1/2040	959,198	1,054,127
4.00%, 3/1/2041	710,895	779,140
4.00%, 12/1/2041	792,014	868,046

192

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 1/1/2042	$ 219,921	$ 241,033
4.00%, 2/1/2042	199,386	218,527
4.00%, 10/1/2043	517,066	565,391
4.00%, 12/1/2043	72,786	79,589
4.00%, 5/1/2044	1,635,648	1,797,525
4.00%, 6/1/2044	444,737	482,067
4.00% 7/1/2044	2,442,515	2,647,535
4.00%, 9/1/2044	360,166	390,397
4.00% 10/1/2044	585,641	634,798
4.00%, 12/1/2044	496,365	538,029
4.00%, 1/1/2045	1,271,047	1,397,328
4.00%, 3/1/2045	351,958	382,544
4.00%, 5/1/2045	706,929	768,363
4.00%, 6/1/2045	1,102,513	1,195,056
4.00%, 7/1/2045	668,618	726,722
4.00%, 9/1/2045	976,325	1,061,170
4.00%, 12/1/2045	572,767	622,541
4.00%, 2/1/2046	186,731	202,959
4.00%, 4/1/2046	724,673	780,961
4.00%, 11/1/2046	624,736	673,262
4.00% 4/1/2047	12,681,140	13,545,554
4.00%, 7/1/2047	262,211	279,510
4.00%, 8/1/2047	1,092,324	1,164,386
4.00%, 9/1/2047	5,656,002	6,029,134
4.00%, 12/1/2047	10,800,694	11,513,225
4.00%, 1/1/2048	4,123,836	4,395,889
4.00%, 2/1/2048	1,808,253	1,927,545
4.00%, 5/1/2048	270,145	285,649
4.00%, 6/1/2048	3,693,488	3,905,460
4.00%, 7/1/2048	1,972,245	2,087,769
4.00%, 8/1/2048	3,632,691	3,841,174
4.00%, 9/1/2048	4,677,830	4,946,293
4.00%, 10/1/2048	9,355,850	10,168,894
4.00% 11/1/2048	5,196,742	5,525,082
4.00%, 3/1/2049	1,220,337	1,292,599
4.00%, 5/1/2049	3,539,687	3,749,289
4.00%, 7/1/2049	3,988,776	4,224,970
4.50% 4/1/2023	94,315	97,555
4.50%, 8/1/2023	175	178
4.50%, 4/1/2031	195,399	214,376
4.50%, 4/1/2039	426,916	478,422
4.50%, 4/1/2040	418,996	466,600
4.50%, 10/1/2040	238,384	265,468
4.50%, 2/1/2041	538,711	601,588
4.50%, 5/1/2041	250,906	279,412
4.50%, 1/1/2042	853,388	952,994
4.50%, 9/1/2043	196,026	218,557
4.50% 12/1/2043	581,158	647,954
4.50%, 1/1/2044	128,428	143,189
4.50%, 2/1/2044	270,800	301,926
4.50% 6/1/2044	660,139	732,344
4.50%, 3/1/2046	967,419	1,077,330
4.50%, 9/1/2047	316,232	340,477
4.50%, 11/1/2047	2,246,230	2,418,446
4.50%, 4/1/2048	1,169,180	1,256,213
Security Description	Principal Amount	Value
4.50% 8/1/2048	$ 6,892,699	$ 7,419,925
4.50%, 11/1/2048	6,120,967	6,576,608
4.50%, 12/1/2048	1,756,733	1,887,504
4.50% 1/1/2049	4,060,205	4,362,445
4.50%, 5/1/2049	3,675,759	3,949,380
5.00%, 7/1/2035	378,189	435,292
5.00%, 7/1/2040	170,652	194,560
5.00%, 1/1/2042	550,849	628,024
5.00%, 3/1/2042	487,211	555,470
5.00%, 12/1/2043	122,147	139,693
5.00%, 7/1/2044	394,316	436,575
5.00%, 6/1/2048	1,363,528	1,488,871
5.00%, 9/1/2048	3,205,587	3,500,252
5.00%, 8/1/2049	2,201,364	2,403,726
5.00%, 10/1/2049	3,076,812	3,367,629
5.50%, 7/1/2035	161,545	189,587
5.50% 6/1/2038	51,447	59,622
5.50%, 12/1/2038	178,851	207,170
5.50%, 12/1/2039	277,499	321,598
5.50%, 4/1/2040	119,666	139,200
5.50%, 9/1/2040	23,055	26,719
5.50%, 7/1/2041	307,121	358,019
5.50%, 5/1/2044	3,727,415	4,374,461
6.00%, 2/1/2037	163,714	191,206
6.00%, 10/1/2039	216,522	257,857
6.00%, 4/1/2040	302,223	360,771
6.25%, 5/15/2029 (b)	80,000	115,934
6.63%, 11/15/2030	1,849,000	2,862,862
7.13%, 1/15/2030	325,000	506,717
7.25%, 5/15/2030 (b)	1,125,000	1,784,992
Series 2013-M12, Class APT, 2.49%, 3/25/2023 (d)	548,363	566,571
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (d)	289,162	315,810
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	188,925	219,764
Series 2017-M13, Class A2, 3.03%, 9/25/2027 (d)	500,000	563,214
Series 2017-M14, Class A2, Class A2, 2.97%, 11/25/2027 (d)	600,000	671,328
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	449,550	467,573
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (d)	600,000	673,696
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (d)	750,000	840,711
Series 2019-M1, Class A2, Class A2, 3.67%, 9/25/2028 (d)	861,702	1,015,189
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,201,642

193

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	$ 600,000	$ 665,975
Series 2019-M5, Class A2, Class A2, 3.27%, 2/25/2029	500,000	572,851
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	842,792
Series 2020-M20, Class A2, Class A2, 1.44%, 10/25/2029	1,500,000	1,530,691
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	1,008,318
TBA, 2.00%, 7/1/2035 (h)	18,969,207	19,623,645
TBA, 2.00%, 7/1/2050 (h)	6,000,000	6,139,020
TBA, 2.50%, 7/1/2035 (h)	11,500,000	12,039,005
TBA, 2.50%, 7/1/2050 (h)	45,400,000	47,327,684
TBA, 3.00%, 7/1/2050 (h)	48,325,000	50,896,373
TBA, 3.50%, 7/1/2050 (h)	18,325,000	19,270,936
TBA, 4.00%, 7/1/2050 (h)	7,500,000	7,947,375
TBA, 4.50%, 7/1/2050 (h)	10,000,000	10,745,100
Series 2013-M14, Class APT, Class APT, VRN, 2.71%, 4/25/2023 (d)	152,902	158,529
Series 2014-M2, Class A2, Class A2, VRN, 3.51%, 12/25/2023 (d)	692,047	754,978
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.20%, 11/25/2027 (d)	700,000	797,106
Series 2018-M1, Class A2, Class A2, VRN, 3.08%, 12/25/2027 (d)	130,000	144,316
Government National Mortgage Association:
2.50%, 2/20/2043	2,114,597	2,245,092
2.50%, 12/20/2049	2,256,900	2,378,142
3.00% 12/15/2042	617,476	660,588
3.00% 12/20/2042	1,163,209	1,250,091
3.00%, 2/20/2043	1,099,196	1,196,295
3.00%, 4/20/2043	1,025,617	1,102,455
3.00%, 6/20/2043	701,937	754,526
3.00%, 11/20/2044	786,394	837,767
3.00%, 12/20/2044	340,769	363,030
3.00%, 3/20/2045	380,220	404,480
3.00%, 4/20/2045	587,401	624,882
3.00%, 8/20/2045	871,666	927,284
3.00%, 1/20/2046	482,865	513,675
3.00%, 2/20/2046	5,985,741	6,434,191
3.00%, 4/20/2046	926,005	983,598
3.00%, 5/20/2046	2,045,787	2,173,025
3.00%, 6/20/2046	5,823,432	6,185,621
3.00%, 9/20/2046	1,830,211	1,944,041
3.00%, 10/20/2046	6,456,504	6,858,067
3.00%, 11/20/2046	1,023,480	1,087,135
3.00%, 1/20/2047	1,776,851	1,887,362
Security Description	Principal Amount	Value
3.00%, 6/20/2047	$ 619,801	$ 657,457
3.00%, 7/20/2047	5,505,376	5,839,848
3.00%, 10/20/2047	3,927,960	4,166,597
3.00%, 11/20/2047	2,544,668	2,699,266
3.00%, 12/20/2047	2,291,426	2,430,639
3.00%, 1/20/2048	2,070,786	2,196,594
3.00%, 2/20/2048	2,424,247	2,571,529
3.00%, 3/20/2048	9,445,179	10,019,007
3.00%, 12/20/2049	4,899,594	5,201,333
3.00%, 6/20/2050	14,500,000	15,381,256
3.50%, 2/15/2042	647,661	708,580
3.50%, 6/20/2042	617,886	671,757
3.50%, 1/20/2043	2,520,281	2,740,015
3.50%, 4/15/2043	140,692	153,737
3.50%, 4/20/2043	630,558	685,534
3.50%, 7/20/2043	1,567,658	1,702,395
3.50%, 10/20/2043	300,730	326,577
3.50%, 12/20/2043	128,399	139,435
3.50%, 1/20/2044	263,689	286,352
3.50%, 3/20/2044	251,533	273,152
3.50%, 6/20/2044	10,970,074	11,836,166
3.50%, 9/20/2044	3,980,850	4,295,140
3.50%, 10/20/2044	480,397	518,324
3.50%, 12/20/2044	361,318	389,844
3.50%, 2/20/2045	277,383	299,282
3.50%, 3/20/2045	325,849	349,570
3.50% 4/20/2045	2,079,106	2,234,386
3.50%, 6/20/2045	1,951,759	2,093,844
3.50%, 10/20/2045	8,329,709	8,936,099
3.50%, 11/20/2045	197,436	211,809
3.50%, 1/20/2046	2,531,959	2,716,282
3.50%, 3/20/2046	1,626,387	1,737,738
3.50%, 4/20/2046	9,226,472	9,858,167
3.50%, 5/20/2046	1,448,009	1,547,148
3.50%, 10/20/2046	888,296	949,114
3.50%, 2/20/2047	4,365,285	4,664,157
3.50%, 3/20/2047	936,973	996,191
3.50%, 5/20/2047	949,570	1,009,584
3.50%, 6/20/2047	583,423	620,296
3.50%, 8/20/2047	863,529	918,105
3.50%, 9/20/2047	913,352	971,077
3.50%, 10/20/2047	761,265	809,378
3.50%, 11/20/2047	2,995,833	3,185,174
3.50%, 12/20/2047	11,543,791	12,273,374
3.50%, 1/20/2048	14,535,869	15,454,555
3.50%, 2/20/2048	3,650,014	3,880,700
3.50%, 3/20/2048	6,304,195	6,694,587
3.50%, 4/20/2048	3,673,957	3,901,470
3.50%, 6/20/2048	2,201,106	2,337,411
3.50%, 2/20/2049	964,752	1,024,495
3.50%, 5/20/2049	785,606	829,487
3.50%, 7/20/2049	260,408	274,954
3.50%, 9/20/2049	4,168,065	4,400,880
4.00%, 4/15/2040	555,636	612,864
4.00%, 6/15/2040	35,562	39,224

194

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 3/20/2044	$ 94,455	$ 103,622
4.00%, 4/20/2044	475,463	521,611
4.00%, 6/20/2044	445,124	488,327
4.00%, 8/20/2044	465,131	510,276
4.00%, 9/20/2044	372,704	408,879
4.00%, 10/20/2044	549,509	602,844
4.00%, 12/20/2044	472,547	518,413
4.00%, 2/20/2045	336,700	369,380
4.00%, 5/15/2045	416,145	452,703
4.00%, 7/20/2045	2,428,075	2,639,203
4.00%, 8/20/2045	325,277	353,561
4.00%, 9/20/2045	6,110,954	6,642,319
4.00%, 10/20/2045	465,855	506,362
4.00%, 11/20/2045	1,691,424	1,838,498
4.00%, 4/20/2046	287,062	312,023
4.00%, 5/20/2046	107,023	115,282
4.00%, 10/20/2046	201,400	216,942
4.00%, 3/20/2047	1,014,574	1,092,865
4.00%, 4/20/2047	399,391	428,458
4.00%, 6/20/2047	2,880,901	3,090,571
4.00%, 7/20/2047	803,041	861,485
4.00%, 8/20/2047	1,258,392	1,349,976
4.00%, 9/20/2047	525,933	564,210
4.00%, 2/20/2048	4,225,766	4,533,314
4.00%, 3/20/2048	3,413,378	3,661,801
4.00%, 7/20/2048	796,288	849,943
4.00%, 8/20/2048	6,307,744	6,732,766
4.00%, 9/20/2048	1,652,292	1,763,625
4.00%, 5/20/2049	2,903,009	3,079,892
4.00%, 7/20/2049	12,423,655	13,180,639
4.50%, 6/15/2039	31,352	35,151
4.50%, 7/15/2039	122,844	137,730
4.50%, 4/15/2040	432,196	487,014
4.50% 6/15/2040	278,177	313,461
4.50%, 3/15/2041	147,805	166,552
4.50%, 6/15/2041	125,556	141,452
4.50%, 9/20/2041	127,633	143,607
4.50%, 12/15/2041	36,349	40,950
4.50%, 1/15/2042	102,104	114,477
4.50%, 10/20/2043	83,463	93,779
4.50%, 4/20/2044	214,398	240,900
4.50%, 6/20/2044	179,680	201,891
4.50%, 11/20/2044	460,904	516,653
4.50%, 12/20/2044	140,853	157,891
4.50%, 7/20/2045	2,893,960	3,244,003
4.50%, 8/20/2045	251,021	281,384
4.50%, 9/20/2045	125,452	140,626
4.50%, 10/20/2045	469,350	526,121
4.50%, 4/20/2046	251,623	282,058
4.50%, 9/20/2047	255,047	275,285
4.50%, 11/20/2047	1,133,391	1,223,326
4.50%, 12/20/2047	986,890	1,065,200
4.50%, 1/20/2048	896,181	967,293
4.50%, 6/20/2048	2,716,748	2,922,674
4.50%, 7/20/2048	1,522,617	1,638,029
Security Description	Principal Amount	Value
4.50%, 8/20/2048	$ 4,253,253	$ 4,575,644
4.50%, 10/20/2048	2,165,676	2,329,832
4.50%, 1/20/2049	4,396,365	4,729,605
4.50%, 7/20/2049	4,059,275	4,335,673
5.00%, 12/15/2038	151,080	173,027
5.00% 4/15/2039	302,614	343,573
5.00%, 5/15/2039	26,464	29,453
5.00%, 11/20/2041	722,890	821,975
5.00%, 5/20/2044	139,405	159,367
5.00%, 11/20/2044	166,582	190,520
5.00%, 1/20/2048	1,101,980	1,203,592
5.00%, 5/20/2048	1,519,242	1,656,331
5.00%, 7/20/2048	202,563	219,643
5.00%, 9/20/2048	1,096,472	1,188,925
5.00%, 11/20/2048	1,248,609	1,353,891
5.00%, 1/20/2049	3,163,519	3,430,263
5.00%, 7/20/2049	585,338	634,693
5.50%, 6/15/2038	220,409	249,975
5.50%, 7/15/2038	218,423	253,320
5.50%, 2/15/2039	38,576	45,286
5.50%, 5/20/2044	208,318	235,514
6.00%, 1/15/2038	18,328	21,207
6.00%, 4/15/2038	71,630	85,191
6.00%, 6/15/2041	103,164	122,687
TBA, 2.50%, 7/1/2050 (h)	16,800,000	17,681,496
TBA, 3.00%, 7/1/2050 (h)	30,675,000	32,492,800
TBA, 3.50%, 7/1/2050 (h)	1,000,000	1,055,080
TBA, 4.00%, 7/1/2050 (h)	1,500,000	1,590,270
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,111,655
Tennessee Valley Authority:
0.75%, 5/15/2025	335,000	339,164
2.88%, 9/15/2024	475,000	522,490
4.63%, 9/15/2060	34,000	52,998
5.25%, 9/15/2039	497,000	757,239
5.88%, 4/1/2036	128,000	199,132
7.13%, 5/1/2030	66,000	102,308
Series A, 2.88%, 2/1/2027	251,000	282,450
Series B, 4.70%, 7/15/2033	350,000	484,572
Series E, 6.75%, 11/1/2025	115,000	151,752
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,448,235,046)		1,501,186,460
U.S. TREASURY OBLIGATIONS — 36.9%
Treasury Bonds:
1.13%, 5/15/2040	2,800,000	2,774,188
1.25%, 5/15/2050	8,100,000	7,783,594
2.00%, 2/15/2050 (b)	10,550,000	12,083,047
2.25%, 8/15/2046	2,506,000	2,971,568
2.25%, 8/15/2049	12,370,000	14,874,925
2.38%, 11/15/2049 (b)	7,967,000	9,839,245
2.50%, 2/15/2045	3,399,000	4,191,923
2.50%, 2/15/2046	3,681,800	4,559,679
2.50%, 5/15/2046	2,850,000	3,534,891

195

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.75%, 8/15/2042 (b)	$ 5,251,000	$ 6,731,126
2.75%, 11/15/2042	15,482,000	19,831,474
2.75%, 8/15/2047	7,400,000	9,668,563
2.75%, 11/15/2047	17,200,000	22,499,750
2.88%, 5/15/2043	1,900,000	2,481,281
2.88%, 8/15/2045	3,700,000	4,874,750
2.88%, 11/15/2046	5,109,700	6,794,304
2.88%, 5/15/2049	12,436,000	16,823,576
3.00%, 11/15/2044	1,464,000	1,960,159
3.00%, 5/15/2045	2,100,000	2,819,578
3.00%, 11/15/2045 (b)	2,900,000	3,908,656
3.00%, 2/15/2047	6,450,000	8,785,102
3.00%, 5/15/2047 (b)	10,200,000	13,902,281
3.00%, 2/15/2048	13,150,000	18,001,117
3.00%, 8/15/2048 (b)	17,450,000	23,996,477
3.00%, 2/15/2049	11,425,000	15,773,641
3.13%, 11/15/2041	2,518,000	3,408,743
3.13%, 2/15/2042	2,197,000	2,981,054
3.13%, 2/15/2043	1,240,000	1,680,975
3.13%, 8/15/2044	2,078,000	2,833,873
3.13%, 5/15/2048	14,000,000	19,619,687
3.38%, 5/15/2044	2,164,000	3,060,708
3.38%, 11/15/2048	9,310,000	13,678,427
3.50%, 2/15/2039	700,000	990,281
3.63%, 8/15/2043	3,950,000	5,769,469
3.63%, 2/15/2044	1,940,000	2,839,978
3.75%, 8/15/2041	150,000	220,969
3.75%, 11/15/2043 (b)	3,762,000	5,599,502
3.88%, 8/15/2040	150,000	223,477
4.25%, 11/15/2040	400,000	624,938
4.38%, 2/15/2038	2,235,000	3,473,679
4.38%, 11/15/2039	375,000	589,629
4.38%, 5/15/2040	5,350,000	8,452,164
4.38%, 5/15/2041	1,500,000	2,385,234
4.50%, 2/15/2036 (b)	502,000	768,452
4.63%, 2/15/2040	48,970,000	79,415,567
4.75%, 2/15/2037	546,000	870,870
4.75%, 2/15/2041	5,400,000	8,958,094
5.25%, 11/15/2028	262,000	362,624
5.25%, 2/15/2029 (b)	250,000	348,555
5.50%, 8/15/2028	452,000	630,187
6.13%, 11/15/2027	686,000	966,617
6.25%, 8/15/2023 (b)	300,000	356,578
6.50%, 11/15/2026	1,054,000	1,457,320
6.88%, 8/15/2025	50,000	66,656
7.13%, 2/15/2023	524,000	619,384
7.50%, 11/15/2024 (b)	6,100,000	8,015,781
Treasury Notes:
0.13%, 5/31/2022	8,600,000	8,593,953
0.13%, 5/15/2023 (b)	9,691,000	9,677,372
0.25%, 4/15/2023	5,825,000	5,838,197
0.25%, 6/15/2023	2,300,000	2,305,031
0.25%, 5/31/2025 (b)	23,400,000	23,367,094
0.25%, 6/30/2025	2,300,000	2,295,688
0.38%, 3/31/2022	5,600,000	5,620,563
Security Description	Principal Amount	Value
0.38%, 4/30/2025 (b)	$ 17,250,000	$ 17,325,469
0.50%, 3/15/2023	3,200,000	3,228,500
0.50%, 4/30/2027	5,700,000	5,708,016
0.50%, 6/30/2027	6,000,000	6,003,750
0.63%, 5/15/2030 (b)	10,200,000	10,172,906
1.13%, 8/31/2021	6,000,000	6,066,328
1.13%, 9/30/2021	3,199,600	3,237,595
1.13%, 2/28/2022	9,100,000	9,245,742
1.13%, 2/28/2025 (b)	31,323,000	32,571,026
1.13%, 2/28/2027	18,500,000	19,300,703
1.25%, 10/31/2021	1,750,000	1,775,088
1.25%, 8/31/2024	11,000,000	11,459,766
1.38%, 1/31/2022	34,850,000	35,515,689
1.38%, 10/15/2022	14,725,000	15,131,088
1.38%, 2/15/2023	13,847,000	14,284,046
1.38%, 6/30/2023	4,000,000	4,143,125
1.38%, 1/31/2025	34,175,000	35,897,100
1.38%, 8/31/2026	3,000,000	3,174,141
1.50%, 8/31/2021	14,550,000	14,774,502
1.50%, 9/30/2021	8,000,000	8,132,500
1.50%, 10/31/2021 (b)	14,660,000	14,919,413
1.50%, 11/30/2021 (b)	15,700,000	15,996,215
1.50%, 1/31/2022 (b)	850,000	867,863
1.50%, 8/15/2022	16,350,000	16,813,676
1.50%, 9/15/2022	12,650,000	13,024,559
1.50%, 1/15/2023	19,700,000	20,363,336
1.50%, 3/31/2023	1,796,000	1,861,526
1.50%, 9/30/2024	10,000,000	10,529,688
1.50%, 10/31/2024	11,250,000	11,854,687
1.50%, 11/30/2024 (b)	11,300,000	11,918,852
1.50%, 8/15/2026	2,392,000	2,548,601
1.50%, 1/31/2027	13,400,000	14,304,500
1.50%, 2/15/2030 (b)	13,950,000	15,081,258
1.63%, 12/31/2021 (b)	19,650,000	20,079,076
1.63%, 8/15/2022	1,972,000	2,033,009
1.63%, 8/31/2022	9,000,000	9,283,359
1.63%, 11/15/2022 (b)	3,964,000	4,100,882
1.63%, 12/15/2022	13,200,000	13,673,344
1.63%, 4/30/2023 (b)	1,100,000	1,144,945
1.63%, 5/31/2023 (b)	884,000	921,294
1.63%, 10/31/2023	4,730,000	4,955,414
1.63%, 5/15/2026 (b)	300,000	321,445
1.63%, 10/31/2026	11,125,000	11,950,684
1.63%, 11/30/2026	11,700,000	12,573,844
1.63%, 8/15/2029 (b)	16,627,000	18,141,616
1.75%, 7/31/2021 (b)	18,355,000	18,666,892
1.75%, 2/28/2022	1,800,000	1,847,180
1.75%, 3/31/2022	500,000	513,789
1.75%, 5/15/2022	3,432,000	3,533,351
1.75%, 5/31/2022	3,650,000	3,759,928
1.75%, 6/15/2022 (b)	6,675,000	6,882,029
1.75%, 6/30/2022	8,450,000	8,716,703
1.75%, 7/15/2022	16,700,000	17,237,531
1.75%, 9/30/2022	2,470,000	2,557,801
1.75%, 1/31/2023	2,100,000	2,185,148

196

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
1.75%, 6/30/2024	$ 18,200,000	$ 19,303,375
1.75%, 7/31/2024	2,500,000	2,654,102
1.75%, 12/31/2024	15,300,000	16,318,406
1.75%, 12/31/2026	8,150,000	8,827,469
1.75%, 11/15/2029 (b)	17,000,000	18,769,062
1.88%, 1/31/2022	5,399,600	5,544,925
1.88%, 2/28/2022	3,750,000	3,856,201
1.88%, 3/31/2022	2,600,000	2,677,289
1.88%, 4/30/2022	4,850,000	5,001,184
1.88%, 7/31/2022 (b)	8,200,000	8,491,484
1.88%, 8/31/2022	2,330,000	2,415,919
1.88%, 9/30/2022	14,900,000	15,471,555
1.88%, 10/31/2022	47,000	48,869
1.88%, 8/31/2024	2,150,000	2,295,797
1.88%, 6/30/2026 (b)	16,500,000	17,938,594
2.00%, 8/31/2021	1,913,600	1,954,264
2.00%, 10/31/2021	2,800,000	2,868,031
2.00%, 11/15/2021	1,103,800	1,131,352
2.00%, 12/31/2021	6,275,000	6,446,582
2.00%, 2/15/2022 (b)	780,000	803,065
2.00%, 10/31/2022	22,050,000	22,990,570
2.00%, 11/30/2022	5,045,000	5,267,689
2.00%, 2/15/2023	9,040,000	9,472,225
2.00%, 5/31/2024	2,500,000	2,673,047
2.00%, 6/30/2024	1,125,000	1,204,189
2.00%, 2/15/2025	3,206,000	3,460,727
2.00%, 8/15/2025	200,000	217,156
2.13%, 8/15/2021	3,201,600	3,271,260
2.13%, 9/30/2021	475,000	486,541
2.13%, 12/31/2021	809,800	833,430
2.13%, 5/15/2022	7,342,000	7,610,155
2.13%, 6/30/2022	500,000	519,551
2.13%, 12/31/2022	3,000,000	3,146,484
2.13%, 11/30/2023	2,000,000	2,131,250
2.13%, 2/29/2024	4,000,000	4,279,688
2.13%, 3/31/2024	1,200,000	1,285,594
2.13%, 7/31/2024	2,600,000	2,799,469
2.13%, 9/30/2024	1,550,000	1,673,031
2.13%, 11/30/2024	7,000,000	7,574,219
2.13%, 5/15/2025	4,549,000	4,952,368
2.13%, 5/31/2026	15,715,000	17,303,688
2.25%, 7/31/2021	800,000	817,906
2.25%, 4/15/2022	9,000,000	9,334,688
2.25%, 12/31/2023	1,854,000	1,986,242
2.25%, 1/31/2024	3,600,000	3,862,969
2.25%, 4/30/2024	20,850,000	22,464,246
2.25%, 10/31/2024	10,000,000	10,860,156
2.25%, 11/15/2024	12,344,000	13,414,456
2.25%, 12/31/2024	12,350,000	13,448,957
2.25%, 11/15/2025	1,400,000	1,542,406
2.25%, 3/31/2026	550,000	608,566
2.25%, 8/15/2027	6,600,000	7,411,594
2.25%, 11/15/2027	19,050,000	21,452,086
2.38%, 3/15/2022	8,125,000	8,430,322
2.38%, 1/31/2023	14,900,000	15,745,109
Security Description	Principal Amount	Value
2.38%, 2/29/2024 (b)	$ 13,250,000	$ 14,297,578
2.38%, 8/15/2024	2,955,000	3,213,793
2.38%, 4/30/2026	13,300,000	14,826,383
2.38%, 5/15/2027	12,600,000	14,218,312
2.38%, 5/15/2029	16,150,000	18,638,109
2.50%, 1/15/2022	10,750,000	11,135,068
2.50%, 2/15/2022	12,450,000	12,919,307
2.50%, 3/31/2023	7,300,000	7,765,945
2.50%, 8/15/2023	2,308,000	2,474,789
2.50%, 1/31/2024	20,700,000	22,394,812
2.50%, 5/15/2024	9,694,000	10,544,497
2.50%, 1/31/2025	11,150,000	12,283,293
2.50%, 2/28/2026	14,838,000	16,611,605
2.63%, 12/15/2021	10,025,000	10,382,924
2.63%, 2/28/2023	13,334,000	14,202,793
2.63%, 6/30/2023	7,700,000	8,263,063
2.63%, 12/31/2023	12,200,000	13,231,281
2.63%, 3/31/2025	3,210,000	3,565,106
2.63%, 12/31/2025	11,000,000	12,361,250
2.63%, 2/15/2029	9,650,000	11,308,594
2.75%, 8/15/2021	6,350,000	6,533,555
2.75%, 9/15/2021	6,300,000	6,495,398
2.75%, 7/31/2023	4,250,000	4,585,684
2.75%, 8/31/2023	17,100,000	18,482,695
2.75%, 11/15/2023	10,383,000	11,274,478
2.75%, 2/15/2024	4,618,000	5,041,557
2.75%, 6/30/2025	10,500,000	11,775,586
2.75%, 8/31/2025	6,600,000	7,423,453
2.75%, 2/15/2028	5,550,000	6,474,422
2.88%, 10/15/2021	7,050,000	7,295,373
2.88%, 11/15/2021	10,000,000	10,369,922
2.88%, 9/30/2023	14,100,000	15,326,039
2.88%, 10/31/2023	7,750,000	8,440,234
2.88%, 11/30/2023	11,750,000	12,821,270
2.88%, 4/30/2025	7,100,000	7,981,398
2.88%, 5/31/2025	10,200,000	11,484,563
2.88%, 7/31/2025	7,050,000	7,962,645
2.88%, 11/30/2025	6,925,000	7,865,826
2.88%, 5/15/2028	12,950,000	15,283,023
2.88%, 8/15/2028	13,300,000	15,752,187
3.00%, 9/30/2025	5,200,000	5,923,938
3.00%, 10/31/2025	2,300,000	2,624,156
3.13%, 11/15/2028	13,100,000	15,838,719
U. S. Treasury Notes 0.13%, 4/30/2022	16,000,000	15,989,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,743,365,252)		1,903,776,340
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	107,581
Series S1-SUB, 7.04%, 4/1/2050	100,000	179,158

197

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
California, State General Obligation:
3.38%, 4/1/2025	$ 155,000	$ 173,560
3.50%, 4/1/2028	200,000	232,490
4.50%, 4/1/2033	250,000	295,367
4.60%, 4/1/2038	150,000	175,286
7.30%, 10/1/2039	1,395,000	2,332,217
7.35%, 11/1/2039	110,000	185,039
7.50%, 4/1/2034	275,000	448,453
7.55%, 4/1/2039	297,000	528,865
7.63%, 3/1/2040	90,000	158,867
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	267,777
Series B, 3.90%, 11/1/2047	100,000	123,202
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	58,582
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	258,192
6.60%, 7/1/2050	260,000	464,823
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	207,403
Series RY, 6.76%, 7/1/2034	250,000	369,867
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	151,883
Series N, 3.26%, 5/15/2060	150,000	155,933
Series N, 3.71%, 5/15/2120	150,000	155,465
Riverside, CA, Taxable Pension Obligation, Revenue Series A, 3.86%, 6/1/2045	50,000	52,349
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	106,473
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	409,932
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	173,357
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	623,722
Series AQ, 4.77%, 5/15/2115	75,000	101,361
Series AX, 3.06%, 7/1/2025	100,000	109,640
Series BD, 3.35%, 7/1/2029	300,000	343,590
		8,950,434
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	119,662
Security Description	Principal Amount	Value
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	$ 200,000	$ 199,654
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	172,000	250,136
6.66%, 4/1/2057	97,000	142,160
7.06%, 4/1/2057	296,000	426,086
		818,382
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	648,695
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	96,399
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	108,371
City of Chicago IL Series B, 7.75%, 1/1/2042	41,000	53,750
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	114,227
Series A, 4.79%, 1/1/2048	100,000	123,325
Series B, 3.82%, 1/1/2048	100,000	107,506
State of Illinois:
4.95%, 6/1/2023	212,727	214,893
5.10%, 6/1/2033	670,000	679,682
7.35%, 7/1/2035	500,000	567,225
		2,714,073
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	65,725
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	125,243
5.46%, 12/1/2039	400,000	566,652
Series H, 2.90%, 9/1/2049	65,000	70,875
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	71,377
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	85,000	86,696
		920,843
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	38,597
University of Michigan, Revenue:
Series B, 2.44%, 4/1/2040	200,000	206,344

198

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series B, 2.56%, 4/1/2050	$ 500,000	$ 517,820
		762,761
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	135,540
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	352,294
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	111,507
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (g)	275,000	332,310
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	375,704
4.13%, 6/15/2042	320,000	298,048
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	102,323
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	536,962
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	274,482
Series P, 3.92%, 5/1/2119	100,000	121,648
Series R, 3.27%, 5/1/2043	35,000	36,820
		2,078,297
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	136,210
Series B, 3.14%, 7/1/2043	250,000	257,660
Series F, 3.11%, 2/15/2039	135,000	143,649
Series F, 3.19%, 2/15/2043	135,000	146,910
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	53,682
Series M, 3.50%, 1/1/2042	50,000	51,020
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	331,887
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	139,945
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	120,801
Series A2, 5.21%, 10/1/2031	100,000	124,964
Security Description	Principal Amount	Value
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	$ 150,000	$ 192,621
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	285,952
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	350,000	422,695
4.93%, 10/1/2051	220,000	306,293
Series 192, 4.81%, 10/15/2065	150,000	205,725
Series 20, 4.23%, 10/15/2057	125,000	159,528
Series 21, 3.29%, 8/1/2069	500,000	529,285
		3,608,827
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	53,185
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	142,500
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	361,010
		556,695
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	100,000	122,769
Port of Morrow, OR, Oregon Transmission Facilities, Revenue 2.54%, 9/1/2040	200,000	200,074
		322,843
PENNSYLVANIA — 0.0% (a)
Pennsylvania State University, Revenue:
Series D, 2.79%, 9/1/2043	250,000	257,418
Series D, 2.84%, 9/1/2050	250,000	260,577
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	115,434
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	113,513
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	234,906
		981,848
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,905

199

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	$ 700,000	$ 849,947
6.29%, 3/1/2032	95,000	121,945
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	207,791
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	103,676
Series A, 3.14%, 11/1/2045	100,000	101,430
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	192,768
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	88,206
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	111,171
State of Texas 3.21%, 4/1/2044	150,000	158,913
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	308,826
Texas, State General Obligation 5.52%, 4/1/2039	100,000	145,242
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	140,937
Texas, StateTransportation Commission General Obligation 2.56%, 4/1/2042 (e)	120,000	121,816
University of Texas System, Revenue:
Series A, 3.35%, 8/15/2047	100,000	117,039
Series B, 2.44%, 8/15/2049	50,000	49,228
		2,818,935
VIRGINIA — 0.0% (a)
University of Virginia, Revenue Series A, 3.23%, 9/1/2119	350,000	371,371
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	291,708
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	177,715
TOTAL MUNICIPAL BONDS & NOTES (Cost $23,105,808)		26,370,019
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK4 Series 2017-BNK4, Class A3, Class A3, 3.36%, 5/15/2050	$ 200,000	$ 220,506
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	460,217
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	328,978
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (d)	390,000	458,635
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	337,033
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	478,480
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	576,646
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,106,695
BANK 2020-BNK25 Series 2020-BN25, Class A5, Class A5, 2.65%, 1/15/2063	600,000	648,539
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	572,091
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	554,094
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	800,009
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	407,531
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	300,000	357,749
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,098,461
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	403,484
Series 2020-B16, Class A5, Class A5, 2.73%, 2/15/2053	400,000	433,204
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,628,587

200

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	$ 350,000	$ 390,271
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	478,080	488,316
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	536,084
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,328,421
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	554,357
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,635,221
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	828,836
Series 2020-GC46, Class A5, Class A5, 2.72%, 2/15/2053	300,000	322,875
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	497,206
Series 2012-LC4, Class AM, Class AM, 4.06%, 12/10/2044	1,500,000	1,507,775
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	295,494
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	538,420
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	541,063
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	552,147
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	492,254
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	616,000	683,572
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	718,717
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,172,027
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	550,329
Security Description	Principal Amount	Value
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	$ 500,000	$ 550,208
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	556,384
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	591,063
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (d)	500,000	586,054
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,094,069
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,727,517
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,099,985
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	552,194
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	559,207
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,100,334
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	870,939
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, Class ASB, 3.14%, 5/15/2045	121,213	123,422
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	492,248	511,235
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,067,920
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,362,750
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	442,553	470,435
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,630,175
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	557,819

201

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (d)	$ 500,000	$ 498,439
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	539,293
Series 2020-COR7, Class A5, Class A5, 2.18%, 5/13/2053	650,000	670,894
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	510,564
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	503,605
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	500,000	540,708
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	876,932
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,090,795
Series 2013-C10, Class A3, Class A3, VRN, 4.10%, 7/15/2046 (d)	452,121	478,069
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	843,151
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	540,981
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	500,000	585,312
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	557,113
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	362,873
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	562,193
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	1,000,000	1,173,947
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	345,364
Security Description	Principal Amount	Value
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	$ 400,000	$ 414,216
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	531,347
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	543,000	572,522
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,482,980
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	555,798
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	334,014
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	552,654
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	586,108
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	932,786
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,085,639
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	886,375
Series 2020-C56, Class A5, Class A5, 2.45%, 6/15/2053	148,500	156,879
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, Class A4, 3.67%, 11/15/2044	314,075	319,765
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	179,417
Series 2013-C12, Class ASB, Class ASB, 2.84%, 3/15/2048	173,364	176,438
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	686,177
Series 2013-C16, Class B, Class B, VRN, 5.20%, 9/15/2046 (d)	2,000,000	1,871,116

202

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (d)	$ 500,000	$ 519,477
TOTAL MORTGAGE-BACKED SECURITIES (Cost $58,408,488)		62,039,975
	Shares
SHORT-TERM INVESTMENTS — 12.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (i) (j)	250,021,887	250,121,896
State Street Navigator Securities Lending Portfolio II (k) (l)	403,278,489	403,278,489
TOTAL SHORT-TERM INVESTMENTS (Cost $653,328,813)		653,400,385
TOTAL INVESTMENTS — 111.8% (Cost $5,445,198,165)		5,760,106,454
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(606,360,127)
NET ASSETS — 100.0%		$ 5,153,746,327
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at June 30, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	When-issued security.
(f)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	Security, or a portion of the security has been designated as collateral for TBA securities.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at June 30, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,415,889,947	$—	$1,415,889,947
Asset-Backed Securities	—	18,602,725	—	18,602,725
Foreign Government Obligations	—	178,840,603	—	178,840,603
U.S. Government Agency Obligations	—	1,501,186,460	—	1,501,186,460
U.S. Treasury Obligations	—	1,903,776,340	—	1,903,776,340
Municipal Bonds & Notes	—	26,370,019	—	26,370,019
Mortgage-Backed Securities	—	62,039,975	—	62,039,975
Short-Term Investments	653,400,385	—	—	653,400,385
TOTAL INVESTMENTS	$653,400,385	$5,106,706,069	$—	$5,760,106,454
203

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$1,541,482,795	$1,291,308,850	$(123,621)	$71,572	250,021,887	$250,121,896	$1,853,856
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio II	—	—	2,044,708,078	1,641,429,589	—	—	403,278,489	403,278,489	984,362
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	310,421,434	330,664,510	—	—	—	—	48,845
Total		$163,239,778	$4,003,433,571	$3,513,220,915	$(123,621)	$71,572		$653,400,385	$3,313,351
204	ARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 729,000	$ 755,375
3.75%, 2/15/2023	1,180,000	1,247,803
4.20%, 4/15/2024	836,000	912,996
4.65%, 10/1/2028	700,000	812,203
4.75%, 3/30/2030 (a)	706,000	829,409
Omnicom Group, Inc.:
2.45%, 4/30/2030 (a)	1,045,000	1,059,640
4.20%, 6/1/2030	817,000	949,027
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,496,000	1,670,119
3.63%, 5/1/2022	2,041,000	2,151,806
3.65%, 11/1/2024	896,000	986,317
WPP Finance 2010:
3.63%, 9/7/2022	876,000	912,669
3.75%, 9/19/2024	700,500	754,985
		13,042,349
AEROSPACE & DEFENSE — 1.7%
Boeing Co 8.75%, 8/15/2021	459,000	493,154
Boeing Co.:
1.88%, 6/15/2023	468,000	464,181
2.13%, 3/1/2022 (a)	547,000	549,188
2.25%, 6/15/2026	551,000	533,599
2.30%, 8/1/2021 (a)	820,000	825,445
2.35%, 10/30/2021	759,000	768,996
2.60%, 10/30/2025	667,000	662,498
2.70%, 5/1/2022 (a)	785,000	795,527
2.70%, 2/1/2027	2,846,000	2,773,825
2.80%, 3/1/2023 (a)	764,000	778,149
2.80%, 3/1/2024	222,000	226,473
2.80%, 3/1/2027	679,000	654,298
2.85%, 10/30/2024	728,000	736,656
2.95%, 2/1/2030 (a)	2,523,000	2,469,689
3.10%, 5/1/2026	2,370,000	2,414,746
3.20%, 3/1/2029 (a)	4,814,000	4,754,788
3.25%, 3/1/2028 (a)	638,000	629,342
3.45%, 11/1/2028 (a)	693,000	694,913
4.51%, 5/1/2023	5,419,000	5,726,691
4.88%, 5/1/2025	4,238,000	4,620,056
5.04%, 5/1/2027 (a)	3,803,000	4,194,443
5.15%, 5/1/2030	6,642,000	7,401,048
General Dynamics Corp.:
1.88%, 8/15/2023	1,381,000	1,433,354
2.13%, 8/15/2026 (a)	586,000	625,983
2.25%, 11/15/2022	824,000	855,032
2.38%, 11/15/2024 (a)	1,072,000	1,143,320
2.63%, 11/15/2027	853,000	925,121
3.25%, 4/1/2025	1,239,000	1,376,430
3.38%, 5/15/2023	732,000	789,337
Security Description	Principal Amount	Value
3.50%, 5/15/2025	$ 1,655,000	$ 1,855,569
3.50%, 4/1/2027	1,229,000	1,403,161
3.63%, 4/1/2030	2,822,000	3,299,821
3.75%, 5/15/2028	228,000	266,548
Hexcel Corp.:
3.95%, 2/15/2027	496,000	528,394
4.70%, 8/15/2025	585,000	635,907
Howmet Aerospace, Inc.:
5.87%, 2/23/2022	720,000	755,338
6.75%, 1/15/2028 (a)	802,000	874,308
6.88%, 5/1/2025	1,506,000	1,634,100
L3 Technologies, Inc. 4.40%, 6/15/2028	159,000	188,631
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	41,000	44,111
3.83%, 4/27/2025	828,000	926,284
3.85%, 6/15/2023	733,000	797,365
3.85%, 12/15/2026	778,000	891,627
3.95%, 5/28/2024	612,000	672,570
4.40%, 6/15/2028	1,146,000	1,358,915
4.40%, 6/15/2028	2,146,000	2,549,620
Lockheed Martin Corp.:
1.85%, 6/15/2030 (a)	645,000	663,492
2.90%, 3/1/2025 (a)	756,000	830,421
3.10%, 1/15/2023	1,029,000	1,094,444
3.35%, 9/15/2021 (a)	1,160,000	1,199,196
3.55%, 1/15/2026	776,000	889,684
Northrop Grumman Corp.:
2.55%, 10/15/2022	2,773,000	2,892,350
2.93%, 1/15/2025	3,523,000	3,806,883
3.20%, 2/1/2027 (a)	2,834,000	3,131,400
3.25%, 8/1/2023	696,000	748,750
3.25%, 1/15/2028	526,000	586,737
4.40%, 5/1/2030	1,500,000	1,819,815
Raytheon Technologies Corp.:
2.50%, 12/15/2022 (b)	1,429,000	1,481,044
2.80%, 3/15/2022 (b)	2,022,000	2,085,390
3.13%, 5/4/2027 (a)	3,324,000	3,696,155
3.20%, 3/15/2024 (b)	1,360,000	1,460,178
3.50%, 3/15/2027 (b)	1,563,000	1,760,110
3.70%, 12/15/2023 (b)	1,265,000	1,371,424
3.95%, 8/16/2025	2,768,000	3,154,053
4.13%, 11/16/2028	5,726,000	6,739,445
6.70%, 8/1/2028	550,000	746,262
7.50%, 9/15/2029	42,000	61,132
Rockwell Collins, Inc. 3.50%, 3/15/2027	50,142	54,519
		109,271,435
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.35%, 5/6/2025	815,000	856,508
2.63%, 9/16/2026	1,635,000	1,740,409
2.85%, 8/9/2022	2,193,000	2,284,360
2.95%, 5/2/2023	715,000	752,459
3.40%, 5/6/2030	837,000	900,905

205

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.49%, 2/14/2022	$ 1,663,000	$ 1,735,590
3.80%, 2/14/2024	2,201,000	2,408,554
4.00%, 1/31/2024 (a)	1,557,000	1,716,515
4.40%, 2/14/2026	3,973,000	4,568,275
4.80%, 2/14/2029	2,628,000	3,066,613
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,313,000	1,426,233
2.75%, 3/27/2025 (a)	163,000	176,940
3.25%, 3/27/2030	2,307,000	2,625,574
3.38%, 3/15/2022	735,000	768,950
BAT Capital Corp.:
2.76%, 8/15/2022 (a)	3,659,000	3,789,553
2.79%, 9/6/2024	763,000	802,394
3.22%, 8/15/2024	1,140,000	1,218,432
3.22%, 9/6/2026	3,288,000	3,534,107
3.46%, 9/6/2029	870,000	926,567
3.56%, 8/15/2027	1,868,000	2,011,425
4.70%, 4/2/2027	2,106,000	2,415,245
4.91%, 4/2/2030	5,266,000	6,163,116
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	2,004,000	2,087,827
3.25%, 8/15/2026	891,000	926,079
3.75%, 9/25/2027	954,000	998,647
4.35%, 3/15/2024	718,000	784,142
Philip Morris International, Inc.:
1.13%, 5/1/2023	1,731,000	1,758,869
1.50%, 5/1/2025 (a)	1,258,000	1,286,557
2.10%, 5/1/2030	770,000	794,555
2.13%, 5/10/2023	1,535,000	1,599,301
2.38%, 8/17/2022	1,051,000	1,088,605
2.50%, 8/22/2022	1,340,000	1,392,903
2.50%, 11/2/2022 (a)	1,638,000	1,708,794
2.63%, 2/18/2022	699,000	720,571
2.63%, 3/6/2023	755,000	795,408
2.75%, 2/25/2026	1,063,000	1,155,258
2.88%, 5/1/2024	1,049,000	1,126,563
2.90%, 11/15/2021	677,000	700,688
3.13%, 8/17/2027 (a)	615,000	683,960
3.13%, 3/2/2028 (a)	625,000	701,556
3.25%, 11/10/2024	1,893,000	2,092,901
3.38%, 8/11/2025 (a)	1,310,000	1,456,091
3.38%, 8/15/2029 (a)	915,000	1,039,577
3.60%, 11/15/2023	407,000	445,685
Reynolds American, Inc.:
4.00%, 6/12/2022	723,000	763,249
4.45%, 6/12/2025	3,484,000	3,926,085
4.85%, 9/15/2023	942,000	1,044,989
		76,967,584
AIRLINES — 0.3%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	453,216	372,186
Security Description	Principal Amount	Value
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	$ 551,493	$ 460,872
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	513,887	483,156
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	545,693	524,962
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	742,144	693,712
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	709,635	646,626
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	505,532	478,871
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	523,460	486,201
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	462,639	430,292
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	158,624	147,783
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	607,057	548,743
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	319,941	312,291
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	725,000	719,570
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	500,000	476,830
Southwest Airlines Co.:
2.63%, 2/10/2030	639,000	575,643
2.75%, 11/16/2022	99,000	100,548
3.00%, 11/15/2026 (a)	711,000	691,846
3.45%, 11/16/2027 (a)	435,000	424,895
4.75%, 5/4/2023	1,894,000	1,945,592
5.13%, 6/15/2027	1,784,000	1,850,561
5.25%, 5/4/2025	2,137,000	2,250,453

206

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust Series A, 4.10%, 10/1/2029	$ 514,760	$ 430,005
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	762,658	698,061
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	510,995	466,140
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	625,743	555,866
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	631,964	601,326
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	433,923	392,965
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	465,037	383,488
		18,149,484
APPAREL — 0.3%
NIKE, Inc.:
2.25%, 5/1/2023	560,000	590,610
2.38%, 11/1/2026	1,437,000	1,570,310
2.40%, 3/27/2025 (a)	2,021,000	2,180,073
2.75%, 3/27/2027	1,338,000	1,471,532
2.85%, 3/27/2030 (a)	2,175,000	2,421,210
Ralph Lauren Corp.:
1.70%, 6/15/2022	770,000	783,606
2.95%, 6/15/2030	1,785,000	1,838,907
3.75%, 9/15/2025 (a)	636,000	707,353
Tapestry, Inc.:
3.00%, 7/15/2022	749,000	735,833
4.13%, 7/15/2027	978,000	909,804
4.25%, 4/1/2025	724,000	698,638
VF Corp.:
2.05%, 4/23/2022	1,194,000	1,224,351
2.40%, 4/23/2025 (a)	1,790,000	1,886,553
2.80%, 4/23/2027	741,000	785,601
2.95%, 4/23/2030	1,339,000	1,427,655
		19,232,036
AUTO MANUFACTURERS — 1.9%
American Honda Finance Corp.:
1.95%, 5/20/2022	1,218,000	1,246,416
Series GMTN, 1.70%, 9/9/2021	300,000	304,038
Series GMTN, 2.30%, 9/9/2026 (a)	804,000	855,689
Series GMTN, 3.45%, 7/14/2023 (a)	432,000	464,953
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 2/15/2028 (a)	$ 710,000	$ 809,883
Series GMTN, 3.55%, 1/12/2024 (a)	831,000	904,585
Series MTN, 1.95%, 5/10/2023	1,640,000	1,692,398
Series MTN, 2.05%, 1/10/2023	1,009,000	1,044,184
Series MTN, 2.15%, 9/10/2024 (a)	840,000	880,706
Series MTN, 2.20%, 6/27/2022	543,000	558,427
Series MTN, 2.35%, 1/8/2027	811,000	856,951
Series MTN, 2.40%, 6/27/2024	1,430,000	1,505,361
Series MTN, 2.60%, 11/16/2022 (a)	889,000	926,436
Series MTN, 2.90%, 2/16/2024 (a)	990,000	1,054,310
Series MTN, 3.38%, 12/10/2021	1,064,000	1,105,932
Series MTN, 3.63%, 10/10/2023 (a)	951,000	1,033,328
Cummins, Inc. 3.65%, 10/1/2023	1,008,000	1,098,246
General Motors Co.:
4.00%, 4/1/2025	295,000	306,546
4.20%, 10/1/2027	698,000	710,704
4.88%, 10/2/2023	1,805,000	1,916,729
5.00%, 10/1/2028 (a)	1,272,000	1,364,640
5.40%, 10/2/2023	750,000	811,995
6.13%, 10/1/2025	2,788,000	3,132,987
6.80%, 10/1/2027	851,000	991,364
General Motors Financial Co., Inc.:
2.75%, 6/20/2025	2,075,000	2,052,777
2.90%, 2/26/2025	704,000	701,318
3.15%, 6/30/2022	2,925,000	2,972,824
3.20%, 7/6/2021	3,104,000	3,138,548
3.25%, 1/5/2023	1,175,000	1,198,888
3.45%, 1/14/2022	3,547,000	3,606,306
3.45%, 4/10/2022	1,312,000	1,336,548
3.50%, 11/7/2024	863,000	878,629
3.55%, 7/8/2022	8,405,000	8,607,897
3.60%, 6/21/2030 (a)	2,125,000	2,072,937
3.70%, 5/9/2023	2,151,000	2,212,131
3.85%, 1/5/2028	838,000	832,092
3.95%, 4/13/2024	1,739,000	1,795,796
4.00%, 1/15/2025	989,000	1,026,483
4.00%, 10/6/2026	3,163,000	3,260,800
4.15%, 6/19/2023	1,301,000	1,357,815
4.20%, 11/6/2021 (a)	749,000	769,740
4.25%, 5/15/2023	932,000	972,272
4.30%, 7/13/2025	1,136,000	1,188,631
4.35%, 4/9/2025	872,000	919,062
4.35%, 1/17/2027	958,000	995,784

207

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.38%, 9/25/2021	$ 2,816,000	$ 2,892,116
5.10%, 1/17/2024	1,898,000	2,033,232
5.20%, 3/20/2023	852,000	910,464
5.25%, 3/1/2026	1,495,000	1,629,266
5.65%, 1/17/2029 (a)	541,000	609,155
PACCAR Financial Corp.:
3.15%, 8/9/2021	159,000	163,687
3.40%, 8/9/2023	653,000	704,548
Series MTN, 0.80%, 6/8/2023	530,000	532,586
Series MTN, 1.80%, 2/6/2025 (a)	849,000	883,945
Series MTN, 1.90%, 2/7/2023 (a)	575,000	592,400
Series MTN, 2.00%, 9/26/2022	595,000	613,683
Series MTN, 2.15%, 8/15/2024 (a)	607,000	638,704
Series MTN, 2.30%, 8/10/2022	442,000	458,062
Series MTN, 2.65%, 5/10/2022	745,000	776,141
Series MTN, 2.65%, 4/6/2023	790,000	833,679
Series MTN, 2.85%, 3/1/2022	104,000	108,103
Toyota Motor Corp.:
2.16%, 7/2/2022 (a)	728,000	749,847
2.36%, 7/2/2024	751,000	793,747
2.76%, 7/2/2029 (a)	674,000	743,422
3.42%, 7/20/2023	820,000	885,075
3.67%, 7/20/2028	745,000	867,225
Toyota Motor Credit Corp.:
3.35%, 1/8/2024 (a)	849,000	918,610
3.65%, 1/8/2029 (a)	761,000	888,452
Series GMTN, 2.70%, 1/11/2023	1,153,000	1,211,215
Series GMTN, 2.80%, 7/13/2022	637,000	664,824
Series GMTN, 3.05%, 1/11/2028	728,000	810,410
Series GMTN, 3.45%, 9/20/2023	882,000	956,476
Series MTN, 1.15%, 5/26/2022	1,586,000	1,603,351
Series MTN, 1.35%, 8/25/2023	1,941,000	1,976,792
Series MTN, 1.80%, 2/13/2025 (a)	1,948,000	2,017,641
Series MTN, 2.00%, 10/7/2024 (a)	1,165,000	1,213,347
Series MTN, 2.15%, 9/8/2022	700,000	722,540
Series MTN, 2.15%, 2/13/2030	887,000	932,370
Series MTN, 2.25%, 10/18/2023	827,000	865,356
Series MTN, 2.60%, 1/11/2022	2,235,000	2,302,408
Series MTN, 2.63%, 1/10/2023	857,000	897,656
Security Description	Principal Amount	Value
Series MTN, 2.65%, 4/12/2022	$ 2,017,000	$ 2,088,664
Series MTN, 2.90%, 3/30/2023	892,000	944,084
Series MTN, 2.90%, 4/17/2024	805,000	863,000
Series MTN, 3.00%, 4/1/2025	825,000	898,202
Series MTN, 3.20%, 1/11/2027 (a)	3,762,000	4,190,341
Series MTN, 3.30%, 1/12/2022	1,867,000	1,944,051
Series MTN, 3.38%, 4/1/2030 (a)	2,829,000	3,251,596
Series MTN, 3.40%, 9/15/2021	908,000	939,026
Series MTN, 3.40%, 4/14/2025	489,000	545,660
		119,539,245
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	905,000	975,228
Aptiv PLC 4.25%, 1/15/2026	360,000	400,273
Aptiv PLC 4.35%, 3/15/2029 (a)	813,000	875,487
BorgWarner, Inc.:
2.65%, 7/1/2027 (a)	850,000	873,792
3.38%, 3/15/2025 (a)	845,000	894,204
Lear Corp.:
3.50%, 5/30/2030 (a)	525,000	517,682
3.80%, 9/15/2027	894,000	905,300
4.25%, 5/15/2029	362,000	371,253
Magna International, Inc.:
2.45%, 6/15/2030	764,000	783,833
3.63%, 6/15/2024 (a)	1,121,000	1,231,822
4.15%, 10/1/2025 (a)	752,000	843,218
		8,672,092
BANKS — 26.9%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	357,000	364,219
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	739,000	760,741
2.63%, 5/19/2022	254,000	264,394
Series MTN, 2.05%, 11/21/2022	1,522,000	1,578,268
Series MTN, 2.63%, 11/9/2022 (a)	1,385,000	1,455,607
Series MTN, 3.70%, 11/16/2025 (a)	704,000	804,306
Banco Santander SA:
2.71%, 6/27/2024	4,908,000	5,162,971
2.75%, 5/28/2025	5,635,000	5,831,718

208

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.13%, 2/23/2023	$ 860,000	$ 895,028
3.31%, 6/27/2029 (a)	1,268,000	1,371,545
3.49%, 5/28/2030	800,000	857,144
3.50%, 4/11/2022	968,000	1,003,477
3.80%, 2/23/2028	2,183,000	2,358,164
3.85%, 4/12/2023	1,123,000	1,194,052
4.25%, 4/11/2027	1,405,000	1,553,579
4.38%, 4/12/2028	893,000	999,303
5.18%, 11/19/2025	2,350,000	2,645,841
Bancolombia SA 3.00%, 1/29/2025	782,000	767,861
Bank of America Corp.:
4.10%, 7/24/2023 (a)	4,995,000	5,485,759
5.70%, 1/24/2022	1,337,000	1,443,305
6.22%, 9/15/2026 (a)	495,000	612,266
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	4,474,000	4,776,621
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	9,516,000	9,991,229
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	5,829,000	6,361,771
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	4,537,000	4,698,517
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	9,052,000	10,079,583
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	2,348,000	2,655,541
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	3,767,000	3,992,342
Series GMTN, 3.30%, 1/11/2023	3,610,000	3,850,534
Series GMTN, 3.50%, 4/19/2026	3,585,000	4,034,702
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	2,324,000	2,413,985
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	3,889,000	4,365,947
Series L, 3.95%, 4/21/2025	4,046,000	4,479,691
Series L, 4.18%, 11/25/2027	5,327,000	6,090,199
Series MTN, 2.50%, 10/21/2022	3,316,000	3,394,423
Series MTN, 3.25%, 10/21/2027	5,538,000	6,120,321
Series MTN, 3.88%, 8/1/2025 (a)	3,799,000	4,303,621
Series MTN, 4.00%, 4/1/2024 (a)	2,500,000	2,772,975
Series MTN, 4.00%, 1/22/2025	4,887,000	5,398,376
Security Description	Principal Amount	Value
Series MTN, 4.13%, 1/22/2024	$ 2,366,000	$ 2,625,787
Series MTN, 4.20%, 8/26/2024	3,522,000	3,907,377
Series MTN, 4.25%, 10/22/2026	2,303,000	2,639,583
Series MTN, 4.45%, 3/3/2026	3,746,000	4,309,099
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (a) (c)	5,268,000	5,447,850
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	3,214,000	3,378,203
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	3,408,000	3,699,009
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	5,354,000	5,805,985
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	3,123,000	3,277,151
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	6,869,000	7,672,261
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	3,313,000	3,797,460
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	3,181,000	3,429,086
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	4,354,000	4,507,870
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	2,718,000	2,999,096
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	4,844,000	5,619,428
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	6,196,000	7,284,389
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	2,474,000	2,800,989
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (a) (c)	3,250,000	3,264,430
Series MTN, SOFR + 1.46%, 1.49%, 5/19/2024 (c)	3,729,000	3,788,291
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	850,000	886,907
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	2,006,000	2,141,927

209

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (a) (c)	$ 823,000	$ 880,380
Series E, 3.30%, 2/5/2024	2,205,000	2,390,507
Series MTN, 1.85%, 5/1/2025 (a)	5,615,000	5,810,009
Series MTN, 1.90%, 8/27/2021	200,000	203,456
Series MTN, 2.05%, 11/1/2022	769,000	794,415
Series MTN, 2.35%, 9/11/2022	1,298,000	1,351,958
Series MTN, 2.50%, 6/28/2024	693,000	735,287
Series MTN, 2.55%, 11/6/2022	1,899,000	1,984,968
Series MTN, 2.90%, 3/26/2022	2,322,000	2,419,222
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	587,000	645,166
3.55%, 9/23/2021	33,000	34,154
Series 0012, 3.65%, 2/4/2024 (a)	815,000	897,062
Series G, 3.00%, 2/24/2025	862,000	943,175
Series MTN, 1.60%, 4/24/2025 (a)	3,883,000	4,024,264
Series MTN, 1.85%, 1/27/2023 (a)	840,000	866,376
Series MTN, 1.95%, 8/23/2022	1,884,000	1,940,859
Series MTN, 2.10%, 10/24/2024	1,722,000	1,813,834
Series MTN, 2.20%, 8/16/2023	2,180,000	2,278,776
Series MTN, 2.45%, 8/17/2026	764,000	831,247
Series MTN, 2.60%, 2/7/2022	1,996,000	2,060,072
Series MTN, 2.80%, 5/4/2026	1,119,000	1,240,870
Series MTN, 2.95%, 1/29/2023	2,144,000	2,277,786
Series MTN, 3.00%, 10/30/2028	1,426,000	1,564,179
Series MTN, 3.25%, 9/11/2024	585,000	642,061
Series MTN, 3.25%, 5/16/2027	813,000	921,056
Series MTN, 3.30%, 8/23/2029	2,552,000	2,871,383
Series MTN, 3.40%, 1/29/2028	776,000	891,275
Series MTN, 3.45%, 8/11/2023	517,000	561,188
Series MTN, 3.50%, 4/28/2023	4,356,000	4,703,783
Series MTN, 3.85%, 4/28/2028 (a)	817,000	983,137
Security Description	Principal Amount	Value
Series MTN, 3.95%, 11/18/2025 (a)	$ 738,000	$ 851,608
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,138,000	1,179,958
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	3,432,000	3,874,453
Bank of Nova Scotia:
1.30%, 6/11/2025	4,593,000	4,630,800
1.63%, 5/1/2023	1,848,000	1,891,021
1.95%, 2/1/2023	1,284,000	1,322,802
2.00%, 11/15/2022	912,000	939,834
2.20%, 2/3/2025 (a)	1,688,000	1,773,649
2.38%, 1/18/2023	1,083,000	1,127,046
2.70%, 3/7/2022	3,115,000	3,230,691
2.70%, 8/3/2026 (a)	1,679,000	1,830,798
2.80%, 7/21/2021	433,000	444,111
3.40%, 2/11/2024	1,067,000	1,158,613
4.50%, 12/16/2025	876,000	989,775
Series BKNT, 2.45%, 9/19/2022	1,398,000	1,457,639
BankUnited, Inc.:
4.88%, 11/17/2025	810,000	885,006
5.13%, 6/11/2030	2,654,000	2,715,175
Barclays Bank PLC:
1.70%, 5/12/2022	9,809,000	9,986,543
Series BKNT, 3.75%, 5/15/2024	372,000	408,352
Barclays PLC:
3.65%, 3/16/2025	2,231,000	2,418,672
3.68%, 1/10/2023	2,522,000	2,616,020
4.34%, 1/10/2028	795,000	882,808
4.38%, 9/11/2024	726,000	773,168
4.38%, 1/12/2026	3,749,000	4,232,134
4.84%, 5/9/2028	7,134,000	7,818,151
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	2,471,000	2,662,008
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	3,796,000	3,996,201
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	4,321,000	4,665,427
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	1,789,000	2,095,957
3 Month USD LIBOR + 2.45%, 2.85%, 5/7/2026 (c)	2,948,000	3,075,206
BB&T Corp. Series MTN, 2.75%, 4/1/2022 (a)	1,746,000	1,809,345
BBVA USA:
2.50%, 8/27/2024	879,000	891,825

210

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series BKNT, 2.88%, 6/29/2022	$ 751,000	$ 770,075
Series BKNT, 3.88%, 4/10/2025	722,000	767,746
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,957,000	2,106,867
Series MTN, 4.25%, 10/15/2024 (a)	1,195,000	1,307,402
BPCE SA:
4.00%, 4/15/2024 (a)	1,998,000	2,215,243
Series MTN, 2.75%, 12/2/2021	967,000	997,722
Series MTN, 3.38%, 12/2/2026	759,000	844,016
Branch Banking & Trust Co.:
2.63%, 1/15/2022	1,393,000	1,435,612
Series BKNT, 3.80%, 10/30/2026	681,000	770,558
Canadian Imperial Bank of Commerce:
0.95%, 6/23/2023	3,845,000	3,861,918
2.25%, 1/28/2025	2,495,000	2,614,535
2.55%, 6/16/2022	1,013,000	1,053,014
3.10%, 4/2/2024	1,723,000	1,844,747
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	842,000	870,434
Series BKNT, 3.50%, 9/13/2023	1,456,000	1,589,442
Capital One NA:
2.15%, 9/6/2022	350,000	358,985
Series BKNT, 2.65%, 8/8/2022	140,000	144,752
Citibank NA Series BKNT, 3.65%, 1/23/2024	3,649,000	4,001,384
Citigroup, Inc.:
2.70%, 10/27/2022	3,469,000	3,616,849
2.75%, 4/25/2022	5,127,000	5,311,264
2.90%, 12/8/2021	1,079,000	1,111,143
3.20%, 10/21/2026	3,642,000	3,995,747
3.30%, 4/27/2025	1,786,000	1,966,082
3.38%, 3/1/2023	849,000	900,415
3.40%, 5/1/2026	3,956,000	4,388,509
3.50%, 5/15/2023	1,851,000	1,970,852
3.70%, 1/12/2026	3,016,000	3,369,083
3.75%, 6/16/2024 (a)	748,000	825,478
3.88%, 10/25/2023	1,088,000	1,194,700
3.88%, 3/26/2025	4,437,000	4,854,211
4.00%, 8/5/2024	1,579,000	1,723,968
4.05%, 7/30/2022	1,391,000	1,474,891
4.13%, 7/25/2028	1,879,000	2,124,642
4.30%, 11/20/2026	3,720,000	4,229,975
4.40%, 6/10/2025	7,401,000	8,288,750
4.45%, 9/29/2027	3,930,000	4,470,218
4.50%, 1/14/2022	3,888,000	4,111,754
Security Description	Principal Amount	Value
4.60%, 3/9/2026	$ 2,175,000	$ 2,480,065
5.50%, 9/13/2025	2,469,000	2,925,098
6.63%, 1/15/2028	91,000	118,492
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	3,823,000	3,954,435
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	5,272,000	5,691,282
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	5,198,000	5,407,895
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	3,258,000	3,539,850
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	3,154,000	3,494,222
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	7,055,000	8,052,930
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	2,507,000	2,865,476
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,254,000	3,632,928
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	2,238,000	2,519,093
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	1,241,000	1,266,763
SOFR + 1.15%, 2.67%, 1/29/2031 (c)	2,139,000	2,215,063
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	1,750,000	1,859,392
SOFR + 1.67%, 1.68%, 5/15/2024 (c)	3,872,000	3,946,110
SOFR + 2.11%, 2.57%, 6/3/2031 (a) (c)	7,133,000	7,371,742
SOFR + 2.75%, 3.11%, 4/8/2026 (c)	6,064,000	6,518,800
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	5,234,000	6,210,403
Citizens Bank NA/Providence RI:
Series BKNT, 2.25%, 4/28/2025 (a)	866,000	916,263
Series BKNT, 2.65%, 5/26/2022	617,000	637,219
Series BKNT, 3.25%, 2/14/2022	763,000	791,292
Series BKNT, 3.70%, 3/29/2023	865,000	917,419
Series BKNT, 3.75%, 2/18/2026	542,000	609,235
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	1,456,000	1,473,588

211

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.85%, 7/27/2026 (a)	$ 718,000	$ 775,174
3.25%, 4/30/2030	1,033,000	1,109,989
4.30%, 12/3/2025	752,000	835,592
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	595,000	624,482
Series BKNT, 4.00%, 7/27/2025	500,000	541,300
Comerica, Inc.:
3.70%, 7/31/2023	777,000	833,200
4.00%, 2/1/2029 (a)	841,000	945,091
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	2,195,000	2,269,213
2.75%, 1/10/2023	738,000	779,904
3.88%, 2/8/2022	1,997,000	2,107,414
3.95%, 11/9/2022	2,481,000	2,626,560
4.38%, 8/4/2025	1,902,000	2,139,008
4.63%, 12/1/2023	1,874,000	2,062,787
Series BKNT, 3.75%, 7/21/2026	3,571,000	3,936,028
Series GMTN, 1.88%, 7/19/2021	400,000	405,584
Series MTN, 3.38%, 5/21/2025	2,320,000	2,577,613
Credit Suisse AG:
1.00%, 5/5/2023	3,594,000	3,617,253
2.10%, 11/12/2021	2,270,000	2,317,398
2.80%, 4/8/2022	1,139,000	1,181,428
2.95%, 4/9/2025	2,945,000	3,192,851
3.00%, 10/29/2021	4,801,000	4,960,393
Series MTN, 3.63%, 9/9/2024	2,804,000	3,096,205
Credit Suisse Group Funding Guernsey, Ltd.:
3.75%, 3/26/2025	2,893,000	3,176,225
3.80%, 9/15/2022	7,557,000	8,021,151
3.80%, 6/9/2023	2,440,000	2,623,854
4.55%, 4/17/2026	792,000	910,887
Deutsche Bank AG:
3.30%, 11/16/2022	1,036,000	1,063,050
3.70%, 5/30/2024 (a)	1,624,000	1,694,482
3.70%, 5/30/2024 (a)	801,000	832,680
3.95%, 2/27/2023	1,745,000	1,811,467
4.10%, 1/13/2026	232,000	244,850
4.10%, 1/13/2026	610,000	641,507
4.25%, 10/14/2021	3,056,000	3,126,410
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	2,880,000	3,019,766
Series D, 5.00%, 2/14/2022	976,000	1,021,169
Discover Bank:
2.45%, 9/12/2024	872,000	914,048
Series BKNT, 2.70%, 2/6/2030	738,000	741,107
Series BKNT, 3.35%, 2/6/2023	1,090,000	1,155,269
Series BKNT, 3.45%, 7/27/2026	3,072,000	3,320,955
Security Description	Principal Amount	Value
Series BKNT, 4.20%, 8/8/2023 (a)	$ 796,000	$ 869,407
Series BKNT, 4.25%, 3/13/2026	710,000	799,907
Series BKNT, 4.65%, 9/13/2028	784,000	900,338
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	732,000	737,263
Fifth Third Bancorp:
1.63%, 5/5/2023	1,341,000	1,373,251
2.38%, 1/28/2025	1,093,000	1,152,164
2.55%, 5/5/2027 (a)	1,346,000	1,441,660
2.60%, 6/15/2022	1,432,000	1,485,414
3.50%, 3/15/2022	843,000	883,380
3.65%, 1/25/2024	1,934,000	2,108,021
3.95%, 3/14/2028	3,827,000	4,465,611
4.30%, 1/16/2024	942,000	1,039,290
Fifth Third Bank Class BKNT, 2.25%, 2/1/2027 (a)	700,000	739,228
Fifth Third Bank NA:
Series BKNT, 1.80%, 1/30/2023	681,000	698,917
Series BKNT, 2.88%, 10/1/2021	797,000	818,718
Series BKNT, 3.85%, 3/15/2026	773,000	868,396
Series BKNT, 3.95%, 7/28/2025	805,000	920,856
First Horizon Bank Series BKNT, 5.75%, 5/1/2030	1,876,000	1,970,700
First Horizon National Corp.:
3.55%, 5/26/2023	822,000	846,405
4.00%, 5/26/2025	822,000	853,220
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	810,000	832,696
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (c)	901,000	921,579
FNB Corp. 2.20%, 2/24/2023	745,000	738,325
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	3,821,000	4,006,471
3.00%, 4/26/2022	4,159,000	4,235,068
3.20%, 2/23/2023	2,604,000	2,759,745
3.50%, 1/23/2025	4,013,000	4,382,517
3.50%, 4/1/2025 (a)	10,465,000	11,476,861
3.50%, 11/16/2026	5,949,000	6,533,965
3.63%, 1/22/2023	9,430,000	10,089,723
3.63%, 2/20/2024	2,518,000	2,738,224
3.75%, 5/22/2025	3,599,000	3,984,309
3.75%, 2/25/2026	3,689,000	4,128,249
3.80%, 3/15/2030	2,501,000	2,841,111
3.85%, 1/26/2027	5,108,000	5,740,626

212

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 3/3/2024	$ 2,352,000	$ 2,598,866
4.25%, 10/21/2025	2,342,000	2,635,312
5.75%, 1/24/2022	6,484,000	6,994,356
5.95%, 1/15/2027	1,183,000	1,475,556
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	5,526,000	5,668,460
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	3,404,000	3,536,211
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	1,742,000	1,805,583
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	2,301,000	2,599,808
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	4,564,000	5,292,141
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,404,000	2,690,220
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	5,449,000	5,864,759
Series MTN, 3.85%, 7/8/2024	1,981,000	2,175,792
HSBC Holdings PLC:
2.65%, 1/5/2022	3,587,000	3,686,360
3.60%, 5/25/2023	2,980,000	3,190,865
3.90%, 5/25/2026	4,797,000	5,327,500
4.00%, 3/30/2022	1,827,000	1,929,440
4.25%, 3/14/2024	4,527,000	4,880,921
4.25%, 8/18/2025	2,617,000	2,845,202
4.30%, 3/8/2026	190,000	214,476
4.38%, 11/23/2026	5,892,000	6,558,444
4.88%, 1/14/2022	1,472,000	1,565,516
4.95%, 3/31/2030	5,589,000	6,715,407
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	416,000	434,221
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	2,552,000	2,742,047
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	3,793,000	3,927,538
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (c)	4,082,000	4,225,441
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a) (c)	1,524,000	1,645,600
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	1,855,000	2,068,306
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	$ 5,313,000	$ 6,126,420
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	3,517,000	3,881,713
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (c)	6,694,000	7,435,695
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	7,283,000	7,358,161
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	2,076,000	2,120,945
HSBC USA, Inc. 3.50%, 6/23/2024	713,000	781,591
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,477,000	1,516,731
2.55%, 2/4/2030 (a)	4,830,000	4,996,249
2.63%, 8/6/2024	1,017,000	1,075,803
4.00%, 5/15/2025	874,000	989,700
Huntington National Bank:
1.80%, 2/3/2023	965,000	991,499
Series BKNT, 2.50%, 8/7/2022	686,000	712,260
Series BKNT, 3.13%, 4/1/2022	891,000	928,814
Series BKNT, 3.55%, 10/6/2023	737,000	804,089
ING Groep NV:
3.15%, 3/29/2022	1,210,000	1,257,384
3.55%, 4/9/2024	1,302,000	1,418,672
3.95%, 3/29/2027	1,442,000	1,656,757
4.05%, 4/9/2029 (a)	2,338,000	2,743,947
4.10%, 10/2/2023	1,843,000	2,020,813
4.55%, 10/2/2028	1,268,000	1,531,085
Intesa Sanpaolo SpA 5.25%, 1/12/2024	821,000	889,430
JPMorgan Chase & Co.:
2.70%, 5/18/2023	2,314,000	2,436,341
2.95%, 10/1/2026	4,571,000	5,010,045
2.97%, 1/15/2023	5,309,000	5,501,664
3.13%, 1/23/2025	2,315,000	2,521,012
3.20%, 1/25/2023	3,064,000	3,256,143
3.20%, 6/15/2026	2,325,000	2,578,076
3.25%, 9/23/2022	4,540,000	4,797,009
3.30%, 4/1/2026	2,598,000	2,894,484
3.38%, 5/1/2023	2,394,000	2,557,319
3.63%, 5/13/2024 (a)	2,116,000	2,335,260
3.63%, 12/1/2027	916,000	1,010,714
3.88%, 2/1/2024 (a)	1,849,000	2,049,635
3.88%, 9/10/2024	5,657,000	6,263,544
3.90%, 7/15/2025	4,981,000	5,632,863
4.13%, 12/15/2026	3,685,000	4,288,750
4.25%, 10/1/2027	1,387,000	1,610,460
4.35%, 8/15/2021	4,533,000	4,730,231
4.50%, 1/24/2022	5,150,000	5,464,974

213

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
7.63%, 10/15/2026	$ 459,000	$ 613,201
7.75%, 7/15/2025	55,000	70,215
8.00%, 4/29/2027	433,000	599,203
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	6,480,000	6,743,282
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	1,773,000	1,897,996
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	3,348,000	3,631,609
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	2,217,000	2,294,772
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,691,000	3,032,326
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	9,281,000	10,225,435
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	3,947,000	4,551,957
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	5,371,000	5,778,874
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	2,312,000	2,649,552
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	4,013,000	4,566,353
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	6,583,000	7,704,414
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (c)	2,431,000	2,903,197
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,653,000	4,133,077
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,919,000	3,260,611
SOFR + 1.46%, 1.51%, 6/1/2024 (c)	4,457,000	4,531,209
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	2,627,000	2,815,382
SOFR + 1.59%, 2.01%, 3/13/2026 (c)	4,294,000	4,454,553
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	7,990,000	8,304,486
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	2,383,000	2,470,933
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	4,688,000	4,952,263
Security Description	Principal Amount	Value
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	$ 2,146,000	$ 2,276,369
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,242,000	2,350,446
Series MTN, 2.30%, 8/15/2021	3,016,000	3,022,303
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023	1,871,000	1,898,317
Series BKNT, 2.30%, 9/14/2022	769,000	797,515
Series BKNT, 2.40%, 6/9/2022 (a)	739,000	764,436
Series BKNT, 2.50%, 11/22/2021	681,000	699,476
Series BKNT, 3.18%, 10/15/2027	455,000	473,655
Series BKNT, 3.30%, 2/1/2022	1,030,000	1,073,703
Series BKNT, 3.30%, 6/1/2025	734,000	816,597
Series BKNT, 3.38%, 3/7/2023	708,000	758,049
Series BKNT, 3.90%, 4/13/2029	691,000	754,040
Series BKNT, 6.95%, 2/1/2028	146,000	188,010
Series MTN, 3.40%, 5/20/2026	808,000	890,917
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	803,000	840,508
Series MTN, 2.55%, 10/1/2029	1,763,000	1,823,453
Series MTN, 4.10%, 4/30/2028	842,000	983,742
Series MTN, 4.15%, 10/29/2025	479,000	551,602
Lloyds Bank PLC 2.25%, 8/14/2022	995,000	1,028,541
Lloyds Banking Group PLC:
3.00%, 1/11/2022	1,475,000	1,521,994
3.10%, 7/6/2021	1,127,000	1,152,335
3.75%, 1/11/2027 (a)	1,027,000	1,135,420
3.90%, 3/12/2024	799,000	868,625
4.05%, 8/16/2023 (a)	2,461,000	2,672,794
4.38%, 3/22/2028	3,551,000	4,100,411
4.45%, 5/8/2025	1,924,000	2,166,289
4.50%, 11/4/2024	1,784,000	1,948,895
4.55%, 8/16/2028 (a)	1,014,000	1,188,094
4.58%, 12/10/2025 (a)	3,301,000	3,662,493
4.65%, 3/24/2026	2,919,000	3,268,171
1 year CMT + 1.00%, 2.44%, 2/5/2026 (c)	881,000	908,646
1 year CMT + 1.10%, 1.33%, 6/15/2023 (c)	1,579,000	1,589,721
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	3,143,000	3,419,270

214

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	$ 2,330,000	$ 2,421,103
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (c)	3,501,000	3,811,434
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (a) (c)	1,493,000	1,537,954
M&T Bank Corp. 3.55%, 7/26/2023	702,000	761,881
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	3,173,000	3,280,501
Series BKNT, 2.90%, 2/6/2025 (a)	753,000	818,835
Series BKNT, 3.40%, 8/17/2027	535,000	594,112
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	890,000	905,824
2.19%, 2/25/2025	6,187,000	6,394,017
2.53%, 9/13/2023	695,000	728,200
2.56%, 2/25/2030	1,796,000	1,867,499
2.62%, 7/18/2022	3,119,000	3,241,234
2.67%, 7/25/2022	8,725,000	9,068,329
2.76%, 9/13/2026	939,000	1,001,462
2.80%, 7/18/2024	840,000	889,375
3.00%, 2/22/2022	1,253,000	1,297,745
3.20%, 7/18/2029	2,724,000	2,977,686
3.22%, 3/7/2022	1,111,000	1,155,829
3.29%, 7/25/2027	839,000	918,965
3.41%, 3/7/2024	2,436,000	2,630,758
3.46%, 3/2/2023	1,781,000	1,900,113
3.68%, 2/22/2027	844,000	935,439
3.74%, 3/7/2029	2,005,000	2,274,011
3.76%, 7/26/2023	2,605,000	2,826,581
3.78%, 3/2/2025 (a)	1,678,000	1,855,146
3.85%, 3/1/2026	391,000	443,073
3.96%, 3/2/2028	1,230,000	1,412,643
4.05%, 9/11/2028 (a)	748,000	866,775
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	824,000	839,656
2.60%, 9/11/2022	1,308,000	1,357,285
2.84%, 9/13/2026 (a)	898,000	959,585
2.95%, 2/28/2022	1,226,000	1,270,295
3.17%, 9/11/2027	745,000	794,990
3.55%, 3/5/2023	738,000	789,778
3.66%, 2/28/2027 (a)	830,000	911,929
4.02%, 3/5/2028 (a)	686,000	778,541
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (c)	2,285,000	2,345,187
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	$ 1,252,000	$ 1,293,316
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	4,289,000	4,502,935
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,034,000	1,115,376
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	867,000	897,024
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (c)	726,000	755,643
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	750,000	811,103
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	1,265,000	1,464,503
Morgan Stanley:
2.75%, 5/19/2022	4,506,000	4,678,039
3.63%, 1/20/2027	4,346,000	4,895,291
3.95%, 4/23/2027	1,587,000	1,779,868
4.88%, 11/1/2022	5,103,000	5,548,849
5.00%, 11/24/2025	2,153,000	2,530,249
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	5,141,000	5,539,119
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	4,670,000	5,244,457
SOFR + 1.99%, 2.19%, 4/28/2026 (a) (c)	4,227,000	4,405,210
Series F, 3.88%, 4/29/2024	4,972,000	5,494,209
Series GMTN, 3.13%, 1/23/2023	4,336,000	4,598,718
Series GMTN, 3.70%, 10/23/2024	6,206,000	6,876,434
Series GMTN, 3.75%, 2/25/2023	5,064,000	5,459,498
Series GMTN, 3.88%, 1/27/2026	6,912,000	7,844,982
Series GMTN, 4.00%, 7/23/2025	7,473,000	8,468,703
Series GMTN, 4.35%, 9/8/2026	2,166,000	2,493,283
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	5,328,000	6,065,608
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	2,929,000	3,489,874
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	2,795,000	2,966,641

215

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 2.63%, 11/17/2021	$ 4,816,000	$ 4,947,669
Series MTN, 3.13%, 7/27/2026	5,459,000	6,020,567
Series MTN, 4.10%, 5/22/2023	2,131,000	2,302,247
Series MTN, 6.25%, 8/9/2026	2,249,000	2,873,795
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (a) (c)	3,513,000	3,718,967
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (a) (c)	3,798,000	4,341,266
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	360,000	388,768
3.50%, 6/18/2022	64,000	67,286
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022 (a)	842,000	868,464
Series BKNT, 3.15%, 4/1/2022	917,000	955,881
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,051,000	1,083,592
2.80%, 1/10/2022	952,000	984,654
2.88%, 4/12/2023	803,000	851,694
3.00%, 1/20/2023	1,305,000	1,383,352
3.38%, 9/20/2021	752,000	778,470
3.38%, 1/14/2026 (a)	703,000	786,973
3.63%, 6/20/2023 (a)	840,000	911,770
3.70%, 11/4/2021	1,302,000	1,357,556
Series BKNT, 2.50%, 7/12/2026	1,311,000	1,414,385
Series GMTN, 2.50%, 5/22/2022	845,000	876,028
National Bank of Canada Series MTN, 2.10%, 2/1/2023	1,599,000	1,643,644
Northern Trust Corp.:
1.95%, 5/1/2030 (a)	3,345,000	3,451,772
2.38%, 8/2/2022	695,000	724,016
3.15%, 5/3/2029 (a)	712,000	810,434
3.38%, 8/23/2021 (a)	400,000	413,612
3.65%, 8/3/2028 (a)	460,000	535,031
3.95%, 10/30/2025	832,000	960,860
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	703,000	751,134
People's United Bank NA 4.00%, 7/15/2024	705,000	744,353
PNC Bank NA:
3.80%, 7/25/2023	833,000	905,038
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (c)	805,000	815,570
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (a) (c)	741,000	753,827
Series BKNT, 2.45%, 7/28/2022	729,000	756,972
Security Description	Principal Amount	Value
Series BKNT, 2.63%, 2/17/2022	$ 1,010,000	$ 1,043,805
Series BKNT, 2.70%, 11/1/2022	1,608,000	1,681,277
Series BKNT, 2.70%, 10/22/2029	827,000	878,787
Series BKNT, 2.95%, 1/30/2023	825,000	867,545
Series BKNT, 2.95%, 2/23/2025	721,000	784,563
Series BKNT, 3.10%, 10/25/2027	1,052,000	1,179,755
Series BKNT, 3.25%, 1/22/2028	1,422,000	1,598,328
Series BKNT, 3.30%, 10/30/2024 (a)	827,000	908,650
Series BKNT, 3.50%, 6/8/2023 (a)	5,358,000	5,797,785
Series BKNT, 4.05%, 7/26/2028	5,116,000	5,971,293
Series BKNT, 4.20%, 11/1/2025	737,000	856,453
Series MTN, 3.25%, 6/1/2025	776,000	859,288
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	777,000	822,789
2.55%, 1/22/2030 (a)	2,307,000	2,484,431
2.60%, 7/23/2026	1,217,000	1,319,703
2.85%, 11/9/2022 (d)	969,000	1,019,495
3.15%, 5/19/2027	794,000	887,224
3.30%, 3/8/2022	1,580,000	1,649,078
3.45%, 4/23/2029	815,000	934,764
3.50%, 1/23/2024	1,014,000	1,108,738
3.90%, 4/29/2024 (a)	5,160,000	5,689,106
Regions Financial Corp.:
2.25%, 5/18/2025	2,006,000	2,099,620
2.75%, 8/14/2022	875,000	911,601
3.80%, 8/14/2023	1,049,000	1,140,515
Royal Bank of Canada:
Series GMTN, 1.60%, 4/17/2023	2,265,000	2,321,240
Series GMTN, 1.95%, 1/17/2023	819,000	845,020
Series GMTN, 2.25%, 11/1/2024	2,027,000	2,137,674
Series GMTN, 2.55%, 7/16/2024	1,304,000	1,385,383
Series GMTN, 2.75%, 2/1/2022	2,030,000	2,105,008
Series GMTN, 2.80%, 4/29/2022	1,347,000	1,401,971
Series GMTN, 3.70%, 10/5/2023	2,668,000	2,914,150
Series GMTN, 4.65%, 1/27/2026	917,000	1,063,637
Series MTN, 1.15%, 6/10/2025	2,544,000	2,552,548

216

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	$ 3,395,000	$ 3,659,980
4.80%, 4/5/2026	920,000	1,064,560
5.13%, 5/28/2024	2,915,000	3,180,877
6.00%, 12/19/2023	4,351,000	4,873,860
6.10%, 6/10/2023 (a)	4,755,000	5,260,647
6.13%, 12/15/2022	2,235,000	2,437,312
1 year CMT + 2.15%, 2.36%, 5/22/2024 (c)	1,191,000	1,221,668
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	4,821,000	5,066,437
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,365,000	1,417,689
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,283,000	1,393,248
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	1,524,000	1,793,047
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	3,156,000	3,428,584
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (c)	1,432,000	1,659,488
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	3,861,000	4,641,308
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	855,000	883,711
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,691,000	1,754,007
3.40%, 1/18/2023	1,400,000	1,459,318
3.45%, 6/2/2025	2,136,000	2,225,883
3.70%, 3/28/2022	863,000	889,641
4.40%, 7/13/2027	3,946,000	4,272,492
4.45%, 12/3/2021	862,000	895,928
4.50%, 7/17/2025	2,725,000	2,950,603
3.50%, 6/7/2024	3,376,000	3,548,244
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	1,761,000	1,800,623
3.57%, 1/10/2023	1,539,000	1,593,034
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	1,630,000	1,709,365
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	721,000	792,581
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	900,000	994,743
Santander UK PLC:
2.10%, 1/13/2023	774,000	797,553
2.88%, 6/18/2024	1,657,000	1,765,534
Security Description	Principal Amount	Value
3.75%, 11/15/2021	$ 707,000	$ 736,036
4.00%, 3/13/2024	1,336,000	1,472,245
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	215,000	218,337
2.80%, 3/11/2022	729,000	755,871
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	766,000	807,027
3.20%, 7/18/2022	852,000	894,839
3.95%, 7/19/2023 (a)	265,000	288,773
3.95%, 1/10/2024 (a)	580,000	635,697
Series GMTN, 3.40%, 7/11/2024	260,000	282,084
Series GMTN, 3.65%, 7/23/2025	600,000	664,518
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025 (e)	7,150,000	7,161,011
2.13%, 7/8/2030	10,000,000	10,025,800
2.35%, 1/15/2025	4,268,000	4,461,042
2.44%, 10/19/2021	2,144,000	2,195,585
2.45%, 9/27/2024	764,000	801,253
2.63%, 7/14/2026	2,069,000	2,205,057
2.70%, 7/16/2024	1,808,000	1,913,171
2.72%, 9/27/2029 (a)	1,325,000	1,400,061
2.75%, 1/15/2030	1,999,000	2,116,061
2.78%, 7/12/2022	2,125,000	2,212,996
2.78%, 10/18/2022	1,439,000	1,504,892
2.85%, 1/11/2022	737,000	761,247
3.01%, 10/19/2026	1,590,000	1,731,128
3.04%, 7/16/2029	2,786,000	3,013,421
3.10%, 1/17/2023	1,407,000	1,486,425
3.20%, 9/17/2029	812,000	867,387
3.35%, 10/18/2027	822,000	899,424
3.36%, 7/12/2027	935,000	1,028,846
3.45%, 1/11/2027	1,042,000	1,146,784
3.54%, 1/17/2028	477,000	529,227
3.75%, 7/19/2023	720,000	780,264
3.78%, 3/9/2026	2,243,000	2,535,487
3.94%, 10/16/2023	753,000	826,116
3.94%, 7/19/2028 (a)	752,000	860,965
4.31%, 10/16/2028	813,000	952,795
SunTrust Bank:
Series BKNT, 4.05%, 11/3/2025 (a)	754,000	865,924
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	694,000	714,070
SVB Financial Group:
3.13%, 6/5/2030	1,514,000	1,630,623
3.50%, 1/29/2025 (a)	735,000	796,850
Svenska Handelsbanken AB Series BKNT, 3.90%, 11/20/2023	2,431,000	2,689,561

217

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Synchrony Bank Series BKNT, 3.00%, 6/15/2022	$ 685,000	$ 698,542
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (c)	704,000	709,857
Synovus Financial Corp. 3.13%, 11/1/2022	865,000	878,918
Toronto-Dominion Bank:
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (c)	809,000	907,277
Series GMTN, 3.25%, 3/11/2024	1,772,000	1,927,103
Series GMTN, 3.50%, 7/19/2023 (a)	1,794,000	1,959,443
Series MTN, 0.75%, 6/12/2023	3,699,000	3,723,857
Series MTN, 1.15%, 6/12/2025 (a)	4,818,000	4,883,718
Series MTN, 1.90%, 12/1/2022	4,475,000	4,617,260
Series MTN, 2.65%, 6/12/2024	1,913,000	2,046,853
Truist Bank:
Class BKNT, 2.25%, 3/11/2030	3,434,000	3,472,667
Series BKNT, 1.25%, 3/9/2023	1,521,000	1,542,796
Series BKNT, 1.50%, 3/10/2025 (a)	1,638,000	1,678,344
Series BKNT, 2.15%, 12/6/2024 (a)	531,000	558,336
Series BKNT, 2.45%, 8/1/2022	830,000	860,088
Series BKNT, 2.75%, 5/1/2023	2,054,000	2,166,436
Series BKNT, 2.80%, 5/17/2022	2,032,000	2,114,580
Series BKNT, 3.00%, 2/2/2023	487,000	514,905
Series BKNT, 3.30%, 5/15/2026 (a)	830,000	911,904
Series BKNT, 3.63%, 9/16/2025	1,519,000	1,695,705
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	822,000	891,434
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (c)	907,000	909,277
Series BNKT, 3.20%, 4/1/2024 (a)	1,840,000	2,000,448
Truist Financial Corp.:
2.70%, 1/27/2022	1,409,000	1,452,749
4.00%, 5/1/2025	710,000	807,739
Security Description	Principal Amount	Value
Series MTN, 1.20%, 8/5/2025 (a)	$ 2,849,000	$ 2,890,624
Series MTN, 1.95%, 6/5/2030	2,709,000	2,768,923
Series MTN, 2.20%, 3/16/2023	4,672,000	4,849,910
Series MTN, 2.50%, 8/1/2024	1,278,000	1,359,677
Series MTN, 2.85%, 10/26/2024	915,000	986,992
Series MTN, 3.05%, 6/20/2022	2,410,000	2,523,631
Series MTN, 3.70%, 6/5/2025	809,000	915,464
Series MTN, 3.75%, 12/6/2023	2,089,000	2,287,768
Series MTN, 3.88%, 3/19/2029 (a)	919,000	1,040,639
Series MTN, 3.95%, 3/22/2022 (a)	360,000	375,044
US Bancorp:
1.45%, 5/12/2025	1,928,000	1,985,030
2.40%, 7/30/2024 (a)	3,364,000	3,582,458
3.38%, 2/5/2024 (a)	2,077,000	2,270,306
Series DMTN, 3.00%, 7/30/2029	707,000	769,237
Series MTN, 2.95%, 7/15/2022	1,762,000	1,845,906
Series MTN, 3.00%, 3/15/2022	902,000	940,344
Series MTN, 3.10%, 4/27/2026 (a)	973,000	1,078,288
Series MTN, 3.60%, 9/11/2024	878,000	976,266
Series MTN, 3.70%, 1/30/2024	820,000	904,001
Series MTN, 3.90%, 4/26/2028	817,000	977,941
Series MTN, 3.95%, 11/17/2025 (a)	1,247,000	1,443,565
Series V, 2.38%, 7/22/2026	1,943,000	2,103,958
Series V, 2.63%, 1/24/2022	1,913,000	1,974,847
Series X, 3.15%, 4/27/2027 (a)	1,422,000	1,596,735
US Bank NA:
1.95%, 1/9/2023	741,000	767,328
Series BKNT, 1.80%, 1/21/2022	1,752,000	1,787,513
Series BKNT, 2.05%, 1/21/2025	1,080,000	1,141,355
Series BKNT, 2.65%, 5/23/2022	861,000	896,284
Series BKNT, 2.80%, 1/27/2025	2,122,000	2,309,564
Series BKNT, 2.85%, 1/23/2023 (a)	846,000	894,137
Series BKNT, 3.40%, 7/24/2023	7,653,000	8,274,424
Series BKNT, 3.45%, 11/16/2021 (a)	1,139,000	1,184,184

218

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Wachovia Corp. 7.57%, 8/1/2026 (a) (d)	$ 745,000	$ 956,826
Webster Financial Corp. 4.10%, 3/25/2029	740,000	787,871
Wells Fargo & Co.:
2.10%, 7/26/2021	3,870,000	3,932,887
3.00%, 4/22/2026	1,823,000	1,988,638
3.00%, 10/23/2026	5,964,000	6,515,312
3.07%, 1/24/2023	5,193,000	5,382,441
4.13%, 8/15/2023	1,460,000	1,587,137
4.48%, 1/16/2024 (a)	814,000	902,555
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	9,490,000	9,812,945
Series B, 7.95%, 11/15/2029	171,000	224,841
Series GMTN, 4.30%, 7/22/2027	3,886,000	4,445,234
Series M, 3.45%, 2/13/2023	2,246,000	2,383,523
Series MTN, 2.63%, 7/22/2022	5,521,000	5,744,490
Series MTN, 3.00%, 2/19/2025	4,550,000	4,912,862
Series MTN, 3.30%, 9/9/2024	4,422,000	4,843,328
Series MTN, 3.50%, 3/8/2022	4,316,000	4,520,751
Series MTN, 3.55%, 9/29/2025	3,119,000	3,478,153
Series MTN, 3.75%, 1/24/2024	5,131,000	5,606,746
Series MTN, 4.10%, 6/3/2026	3,825,000	4,312,764
Series MTN, 4.15%, 1/24/2029 (a)	4,205,000	4,935,114
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	9,977,000	10,289,480
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	6,426,000	6,687,859
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (c)	2,679,000	2,800,975
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	3,591,000	3,833,392
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	4,813,000	5,211,565
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	2,489,000	2,761,994
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (c)	2,603,000	3,145,673
Series MTN, SOFR + 1.60%, 1.65%, 6/2/2024 (c)	3,728,000	3,785,486
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (a) (c)	5,272,000	5,446,925
Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 3.55%, 8/14/2023	$ 6,538,000	$ 7,085,950
Series BKNT, 3.63%, 10/22/2021	2,344,000	2,431,689
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	1,835,000	1,862,965
Westpac Banking Corp.:
2.00%, 8/19/2021	1,342,000	1,366,478
2.00%, 1/13/2023	889,000	919,422
2.35%, 2/19/2025	3,505,000	3,720,242
2.50%, 6/28/2022	1,174,000	1,219,551
2.65%, 1/16/2030 (a)	750,000	821,258
2.70%, 8/19/2026 (a)	1,024,000	1,118,730
2.75%, 1/11/2023	3,843,000	4,047,332
2.80%, 1/11/2022	811,000	838,947
2.85%, 5/13/2026	2,503,000	2,747,618
3.30%, 2/26/2024	1,074,000	1,169,017
3.35%, 3/8/2027	837,000	948,195
3.40%, 1/25/2028 (a)	740,000	847,885
3.65%, 5/15/2023	2,744,000	2,975,895
5 year CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	220,000	242,447
5 year CMT + 1.35%, 2.89%, 2/4/2030 (c)	94,000	95,591
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	701,000	777,865
Wintrust Financial Corp. 4.85%, 6/6/2029 (a)	720,000	767,822
Zions Bancorp NA 3.25%, 10/29/2029	724,000	708,217
		1,703,820,069
BEVERAGES — 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	2,028,000	2,273,631
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	937,000	981,433
3.30%, 2/1/2023	3,370,000	3,569,167
3.65%, 2/1/2026 (a)	4,979,000	5,580,314
3.70%, 2/1/2024 (a)	1,531,000	1,682,554
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	825,000	855,649
3.50%, 1/12/2024	2,487,000	2,706,353
3.50%, 6/1/2030 (a)	1,911,000	2,148,614
4.00%, 4/13/2028	2,278,000	2,629,063
4.15%, 1/23/2025	3,838,000	4,350,987
4.75%, 1/23/2029	6,341,000	7,653,270
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	468,755

219

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Brown-Forman Corp. 3.50%, 4/15/2025 (a)	$ 539,000	$ 602,613
Coca-Cola Co:
1.45%, 6/1/2027 (a)	2,738,000	2,813,678
2.95%, 3/25/2025	2,939,000	3,235,281
Coca-Cola Co.:
1.65%, 6/1/2030 (a)	1,938,000	1,974,260
1.75%, 9/6/2024	1,318,000	1,381,396
2.13%, 9/6/2029	3,411,000	3,640,526
2.20%, 5/25/2022 (a)	856,000	885,250
2.25%, 9/1/2026	823,000	893,317
2.50%, 4/1/2023	715,000	758,608
2.55%, 6/1/2026	829,000	909,454
2.88%, 10/27/2025 (a)	1,173,000	1,300,095
2.90%, 5/25/2027 (a)	1,012,000	1,129,240
3.20%, 11/1/2023	5,214,000	5,671,476
3.30%, 9/1/2021	7,000	7,237
3.38%, 3/25/2027	773,000	886,878
3.45%, 3/25/2030 (a)	1,961,000	2,305,195
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025 (a)	436,000	480,319
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	230,906
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	1,635,000	1,717,600
Constellation Brands, Inc.:
2.65%, 11/7/2022	704,000	734,230
2.70%, 5/9/2022	833,000	862,580
2.88%, 5/1/2030	711,000	754,215
3.15%, 8/1/2029	2,077,000	2,238,528
3.20%, 2/15/2023	511,000	541,267
3.50%, 5/9/2027	1,039,000	1,150,609
3.60%, 2/15/2028	749,000	825,420
3.70%, 12/6/2026	971,000	1,087,413
4.25%, 5/1/2023	1,625,000	1,779,635
4.40%, 11/15/2025 (a)	889,000	1,026,377
4.65%, 11/15/2028	882,000	1,041,571
4.75%, 11/15/2024	1,082,000	1,245,274
4.75%, 12/1/2025	703,000	823,818
Diageo Capital PLC:
1.38%, 9/29/2025 (a)	1,371,000	1,395,568
2.00%, 4/29/2030 (a)	1,051,000	1,086,282
2.63%, 4/29/2023	2,332,000	2,459,537
3.50%, 9/18/2023	992,000	1,076,558
3.88%, 5/18/2028	345,000	403,364
Diageo Captial PLC:
2.13%, 10/24/2024	791,000	831,056
2.38%, 10/24/2029	941,000	1,002,532
Diageo Investment Corp.:
2.88%, 5/11/2022	2,044,000	2,132,669
8.00%, 9/15/2022	194,000	224,151
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023	330,000	341,920
Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026 (a)	$ 882,000	$ 944,093
3.13%, 12/15/2023	751,000	805,425
3.20%, 5/1/2030	720,000	800,719
3.40%, 11/15/2025	430,000	478,143
3.43%, 6/15/2027	1,033,000	1,140,566
4.06%, 5/25/2023	1,999,000	2,177,351
4.42%, 5/25/2025 (a)	684,000	788,707
4.60%, 5/25/2028 (a)	3,014,000	3,614,992
Molson Coors Brewing Co.:
2.10%, 7/15/2021	610,000	618,156
3.00%, 7/15/2026	4,312,000	4,467,706
3.50%, 5/1/2022	2,124,000	2,215,502
PepsiCo, Inc.:
0.75%, 5/1/2023	1,517,000	1,528,256
1.63%, 5/1/2030 (a)	2,688,000	2,738,131
2.25%, 5/2/2022	878,000	906,482
2.25%, 3/19/2025	3,042,000	3,251,198
2.38%, 10/6/2026	1,621,000	1,766,063
2.63%, 3/19/2027 (a)	841,000	922,686
2.63%, 7/29/2029 (a)	2,236,000	2,474,313
2.75%, 3/5/2022	1,589,000	1,653,784
2.75%, 3/1/2023	1,604,000	1,696,342
2.75%, 4/30/2025 (a)	959,000	1,046,154
2.75%, 3/19/2030 (a)	2,762,000	3,078,663
2.85%, 2/24/2026	1,821,000	2,011,732
3.00%, 8/25/2021	27,000	27,786
3.00%, 10/15/2027	3,464,000	3,885,673
3.10%, 7/17/2022 (a)	968,000	1,017,049
3.50%, 7/17/2025	706,000	799,820
3.60%, 3/1/2024	1,453,000	1,602,179
		139,245,364
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
1.90%, 2/21/2025	1,188,000	1,240,367
2.20%, 2/21/2027	2,510,000	2,638,211
2.25%, 8/19/2023 (a)	1,634,000	1,710,324
2.45%, 2/21/2030	2,000,000	2,114,520
2.60%, 8/19/2026	1,320,000	1,438,034
2.65%, 5/11/2022	2,794,000	2,900,787
2.70%, 5/1/2022	1,651,000	1,709,412
3.13%, 5/1/2025	1,943,000	2,130,422
3.20%, 11/2/2027 (a)	995,000	1,116,659
3.63%, 5/15/2022	1,429,000	1,497,921
3.63%, 5/22/2024	1,673,000	1,834,411
3.88%, 11/15/2021	246,086	255,272
Baxalta, Inc. 4.00%, 6/23/2025 (a)	1,438,000	1,648,149
Biogen, Inc.:
2.25%, 5/1/2030	2,373,000	2,399,008
3.63%, 9/15/2022	1,729,000	1,836,769
4.05%, 9/15/2025	2,591,000	2,972,291
Celgene Corp. 3.95%, 10/15/2020	25,000	25,084

220

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Gilead Sciences, Inc.:
1.95%, 3/1/2022 (a)	$ 732,000	$ 748,375
2.50%, 9/1/2023	925,000	977,503
2.95%, 3/1/2027 (a)	1,433,000	1,597,752
3.25%, 9/1/2022	1,703,000	1,799,884
3.50%, 2/1/2025	3,204,000	3,566,340
3.65%, 3/1/2026	5,571,000	6,371,664
3.70%, 4/1/2024	2,217,000	2,441,604
		46,970,763
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
1.92%, 2/15/2023 (b)	1,575,000	1,605,917
2.24%, 2/15/2025 (b)	2,548,000	2,610,273
2.49%, 2/15/2027 (b)	797,000	811,210
2.72%, 2/15/2030 (b)	4,112,000	4,120,594
Eagle Materials, Inc. 4.50%, 8/1/2026	586,000	602,596
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	853,000	909,733
4.00%, 9/21/2023	1,141,000	1,244,603
4.00%, 6/15/2025 (a)	1,462,000	1,625,890
Johnson Controls International PLC:
3.90%, 2/14/2026	60,000	66,497
3.63%, 7/2/2024 (d)	264,000	280,983
Lennox International, Inc. 3.00%, 11/15/2023	511,000	527,056
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	334,000	359,451
3.50%, 12/15/2027	839,000	923,051
4.25%, 7/2/2024	331,000	360,783
Series CB, 2.50%, 3/15/2030	885,000	890,416
Masco Corp.:
3.50%, 11/15/2027	418,000	428,262
4.38%, 4/1/2026	825,000	937,175
4.45%, 4/1/2025 (a)	417,000	471,961
5.95%, 3/15/2022	436,000	469,690
Owens Corning:
3.40%, 8/15/2026	876,000	917,251
3.88%, 6/1/2030 (a)	622,000	656,160
3.95%, 8/15/2029	684,000	745,348
4.20%, 12/1/2024	670,000	726,508
Vulcan Materials Co.:
3.50%, 6/1/2030	1,481,000	1,611,817
3.90%, 4/1/2027	149,000	163,362
4.50%, 4/1/2025 (a)	388,000	431,343
		24,497,930
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	1,546,000	1,596,832
1.85%, 5/15/2027	732,000	768,329
2.05%, 5/15/2030	1,479,000	1,551,441
Security Description	Principal Amount	Value
2.75%, 2/3/2023	$ 267,000	$ 280,446
3.00%, 11/3/2021	316,000	325,720
3.35%, 7/31/2024	633,000	692,496
Airgas, Inc. 3.65%, 7/15/2024	340,000	372,681
Albemarle Corp. 4.15%, 12/1/2024	893,000	955,805
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b)	837,000	808,241
Braskem Finance, Ltd. 6.45%, 2/3/2024 (a)	521,000	568,010
Cabot Corp.:
3.70%, 7/15/2022	200,000	207,442
4.00%, 7/1/2029	718,000	739,152
Celanese US Holdings LLC:
3.50%, 5/8/2024	1,270,000	1,342,873
4.63%, 11/15/2022	525,000	557,744
Dow Chemical Co.:
3.15%, 5/15/2024	2,508,000	2,676,011
3.50%, 10/1/2024	762,000	819,790
3.63%, 5/15/2026	2,308,000	2,537,184
4.55%, 11/30/2025	1,189,000	1,356,173
4.80%, 11/30/2028	756,000	902,717
7.38%, 11/1/2029	745,000	1,053,072
DowDuPont, Inc.:
4.21%, 11/15/2023	5,331,000	5,846,508
4.49%, 11/15/2025	2,677,000	3,071,831
4.73%, 11/15/2028	1,571,000	1,890,101
DuPont de Nemours, Inc. 2.17%, 5/1/2023	5,787,000	5,897,416
Eastman Chemical Co.:
3.50%, 12/1/2021	801,000	826,320
3.60%, 8/15/2022	740,000	771,850
3.80%, 3/15/2025	815,000	883,827
4.50%, 12/1/2028	748,000	858,278
Ecolab, Inc.:
2.38%, 8/10/2022	1,044,000	1,084,131
2.70%, 11/1/2026 (a)	477,000	529,832
3.25%, 1/14/2023 (a)	428,000	453,376
3.25%, 12/1/2027	561,000	633,347
4.35%, 12/8/2021	1,852,000	1,958,212
4.80%, 3/24/2030 (a)	1,912,000	2,422,160
EI du Pont de Nemours & Co. 1.70%, 7/15/2025	1,047,000	1,079,593
FMC Corp.:
3.20%, 10/1/2026	774,000	837,569
3.45%, 10/1/2029	857,000	927,540
3.95%, 2/1/2022	10,000	10,370
4.10%, 2/1/2024	685,000	738,444
Huntsman International LLC:
4.50%, 5/1/2029	823,000	866,290
5.13%, 11/15/2022	454,000	480,001
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	313,383
4.45%, 9/26/2028 (a)	393,000	442,510

221

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
LYB International Finance B.V. 4.00%, 7/15/2023	$ 837,000	$ 907,442
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	872,000	950,541
LYB International Finance III LLC:
2.88%, 5/1/2025 (a)	1,331,000	1,416,131
3.38%, 5/1/2030	931,000	995,518
LyondellBasell Industries NV:
5.75%, 4/15/2024	1,426,000	1,637,604
6.00%, 11/15/2021	1,335,000	1,410,735
Mosaic Co.:
3.25%, 11/15/2022 (a)	1,751,000	1,792,183
4.05%, 11/15/2027 (a)	831,000	880,536
4.25%, 11/15/2023	4,076,000	4,290,805
NewMarket Corp. 4.10%, 12/15/2022	2,215,000	2,352,773
Nutrien, Ltd.:
1.90%, 5/13/2023	1,240,000	1,276,158
2.95%, 5/13/2030 (a)	1,006,000	1,069,096
3.00%, 4/1/2025	587,000	626,300
3.15%, 10/1/2022	300,000	313,062
3.38%, 3/15/2025 (a)	909,000	990,574
3.50%, 6/1/2023	636,000	676,221
3.63%, 3/15/2024	491,000	531,002
4.00%, 12/15/2026	572,000	643,500
4.20%, 4/1/2029 (a)	1,520,000	1,755,433
PPG Industries, Inc.:
2.40%, 8/15/2024	660,000	699,178
2.55%, 6/15/2030	1,046,000	1,081,041
2.80%, 8/15/2029 (a)	581,000	616,917
3.20%, 3/15/2023	388,000	410,527
3.75%, 3/15/2028 (a)	494,000	574,082
Praxair, Inc.:
2.20%, 8/15/2022	688,000	708,165
2.45%, 2/15/2022	502,000	515,022
2.65%, 2/5/2025	751,000	803,593
2.70%, 2/21/2023	659,000	689,413
3.00%, 9/1/2021	580,000	596,837
3.20%, 1/30/2026	849,000	945,166
Rohm & Haas Co. 7.85%, 7/15/2029 (a)	2,286,000	3,240,588
RPM International, Inc.:
3.45%, 11/15/2022 (a)	439,000	452,622
3.75%, 3/15/2027	738,000	779,786
4.55%, 3/1/2029 (a)	699,000	783,928
Sherwin-Williams Co.:
2.30%, 5/15/2030	200,000	203,988
2.95%, 8/15/2029	827,000	890,935
3.13%, 6/1/2024	685,000	737,327
3.45%, 8/1/2025	508,000	560,441
3.45%, 6/1/2027	1,744,000	1,952,809
3.95%, 1/15/2026 (a)	445,000	502,049
4.20%, 1/15/2022 (a)	725,000	755,341
Syngenta Finance NV 3.13%, 3/28/2022	568,000	575,571
Security Description	Principal Amount	Value
Westlake Chemical Corp.:
3.38%, 6/15/2030 (a)	$ 944,000	$ 968,195
3.60%, 8/15/2026	788,000	830,245
		98,324,428
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	1,387,000	1,558,184
Block Financial LLC:
5.25%, 10/1/2025 (a)	645,000	697,638
5.50%, 11/1/2022	499,000	530,961
Cintas Corp. No. 2:
2.90%, 4/1/2022	797,000	827,900
3.25%, 6/1/2022	548,000	571,427
3.70%, 4/1/2027	1,229,000	1,395,284
Equifax, Inc.:
2.60%, 12/1/2024	831,000	878,990
2.60%, 12/15/2025	1,051,000	1,119,021
3.10%, 5/15/2030	731,000	777,667
3.30%, 12/15/2022	823,000	864,825
3.60%, 8/15/2021	190,000	195,586
3.95%, 6/15/2023	683,000	738,337
Global Payments, Inc.:
2.65%, 2/15/2025	2,852,000	3,028,710
2.90%, 5/15/2030	2,526,000	2,646,086
3.20%, 8/15/2029 (a)	1,290,000	1,381,551
4.00%, 6/1/2023	960,000	1,040,246
IHS Markit, Ltd.:
3.63%, 5/1/2024	680,000	728,294
4.13%, 8/1/2023	841,000	919,701
4.25%, 5/1/2029	1,059,000	1,216,336
4.75%, 8/1/2028	744,000	872,645
Leland Stanford Junior University 1.29%, 6/1/2027	85,000	86,024
Moody's Corp.:
2.63%, 1/15/2023	876,000	917,373
2.75%, 12/15/2021	869,000	894,566
3.25%, 1/15/2028	818,000	904,896
4.25%, 2/1/2029	35,000	41,262
4.50%, 9/1/2022	2,396,000	2,569,422
4.88%, 2/15/2024	677,000	762,370
PayPal Holdings, Inc.:
1.35%, 6/1/2023	810,000	825,439
1.65%, 6/1/2025	1,106,000	1,144,245
2.20%, 9/26/2022	1,983,000	2,052,127
2.30%, 6/1/2030	3,176,000	3,315,681
2.40%, 10/1/2024	2,119,000	2,251,628
2.65%, 10/1/2026	1,532,000	1,666,954
2.85%, 10/1/2029	2,583,000	2,813,688
RELX Capital, Inc.:
3.00%, 5/22/2030	750,000	809,070
3.50%, 3/16/2023	838,000	892,763
4.00%, 3/18/2029	855,000	986,918

222

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
S&P Global, Inc.:
2.50%, 12/1/2029 (a)	$ 760,000	$ 825,839
2.95%, 1/22/2027	540,000	595,377
4.00%, 6/15/2025	750,000	857,805
4.40%, 2/15/2026	1,121,000	1,323,273
Total System Services, Inc.:
3.75%, 6/1/2023	696,000	749,341
4.45%, 6/1/2028	695,000	810,196
4.80%, 4/1/2026	816,000	956,401
Verisk Analytics, Inc.:
4.00%, 6/15/2025	302,000	341,483
4.13%, 9/12/2022	768,000	821,545
4.13%, 3/15/2029	708,000	830,286
Yale University:
Series 2020, 0.87%, 4/15/2025	984,000	993,053
Series 2020, 1.48%, 4/15/2030	984,000	997,520
		55,025,934
COMPUTERS — 3.1%
Amdocs, Ltd. 2.54%, 6/15/2030	1,700,000	1,688,780
Apple, Inc.:
0.75%, 5/11/2023 (a)	2,715,000	2,739,326
1.13%, 5/11/2025	4,656,000	4,747,770
1.65%, 5/11/2030 (a)	2,884,000	2,947,852
1.70%, 9/11/2022 (a)	3,204,000	3,299,255
1.80%, 9/11/2024	1,194,000	1,250,727
2.05%, 9/11/2026	2,767,000	2,953,053
2.10%, 9/12/2022	1,629,000	1,688,361
2.15%, 2/9/2022	3,321,000	3,416,778
2.20%, 9/11/2029	1,881,000	2,017,655
2.30%, 5/11/2022	2,761,000	2,855,316
2.40%, 1/13/2023 (a)	926,000	972,865
2.40%, 5/3/2023	6,338,000	6,699,519
2.45%, 8/4/2026	3,101,000	3,367,469
2.50%, 2/9/2022	1,889,000	1,951,564
2.50%, 2/9/2025	1,829,000	1,974,003
2.70%, 5/13/2022	2,068,000	2,158,434
2.75%, 1/13/2025	2,714,000	2,948,761
2.85%, 2/23/2023	2,773,000	2,941,432
2.85%, 5/11/2024	3,248,000	3,506,281
2.90%, 9/12/2027 (a)	961,000	1,074,869
3.00%, 2/9/2024	4,029,000	4,357,726
3.00%, 6/20/2027	793,000	888,128
3.00%, 11/13/2027	2,526,000	2,840,967
3.20%, 5/13/2025	3,082,000	3,439,450
3.20%, 5/11/2027	3,061,000	3,467,011
3.25%, 2/23/2026	4,607,000	5,169,607
3.35%, 2/9/2027	3,554,000	4,035,638
3.45%, 5/6/2024	5,060,000	5,595,905
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (a) (b)	778,000	839,493
4.90%, 10/1/2026 (b)	1,733,000	1,908,414
Security Description	Principal Amount	Value
5.30%, 10/1/2029 (b)	$ 306,000	$ 338,118
5.45%, 6/15/2023 (b)	3,521,000	3,852,432
5.85%, 7/15/2025 (b)	3,443,000	3,953,149
6.02%, 6/15/2026 (b)	6,992,000	7,999,198
6.10%, 7/15/2027 (b)	1,737,000	2,006,409
DXC Technology Co.:
4.00%, 4/15/2023	2,886,000	3,027,414
4.13%, 4/15/2025 (a)	951,000	1,011,950
4.25%, 4/15/2024	825,000	894,820
4.75%, 4/15/2027 (a)	836,000	913,522
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	805,000	835,155
3.70%, 4/1/2022 (a)	532,000	541,390
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	912,000	939,597
4.40%, 10/15/2022	2,261,000	2,420,107
4.45%, 10/2/2023	5,809,000	6,349,527
4.65%, 10/1/2024	1,534,000	1,722,237
4.90%, 10/15/2025	1,460,000	1,682,796
HP, Inc.:
2.20%, 6/17/2025	2,829,000	2,926,120
3.00%, 6/17/2027	2,729,000	2,868,479
3.40%, 6/17/2030	3,029,000	3,129,169
4.05%, 9/15/2022	749,000	800,681
4.65%, 12/9/2021	155,000	163,632
IBM Credit LLC:
2.20%, 9/8/2022	690,000	714,529
3.00%, 2/6/2023	1,996,000	2,118,055
3.60%, 11/30/2021	826,000	863,674
International Business Machines Corp.:
1.70%, 5/15/2027	2,423,000	2,474,586
1.88%, 8/1/2022	1,685,000	1,731,169
1.95%, 5/15/2030 (a)	2,686,000	2,746,972
2.50%, 1/27/2022 (a)	1,969,000	2,031,575
2.85%, 5/13/2022	4,764,000	4,979,476
2.88%, 11/9/2022	2,609,000	2,754,060
3.00%, 5/15/2024	5,573,000	6,026,419
3.30%, 5/15/2026	4,904,000	5,512,488
3.30%, 1/27/2027	636,000	712,555
3.38%, 8/1/2023	2,580,000	2,793,082
3.45%, 2/19/2026	2,013,000	2,273,623
3.50%, 5/15/2029 (a)	1,944,000	2,242,112
3.63%, 2/12/2024	2,799,000	3,080,831
6.22%, 8/1/2027	667,000	870,528
6.50%, 1/15/2028	270,000	359,181
7.00%, 10/30/2025	753,000	989,081
Leidos, Inc.:
2.95%, 5/15/2023 (b)	490,000	514,373
3.63%, 5/15/2025 (a) (b)	3,499,000	3,810,971
4.38%, 5/15/2030 (b)	440,000	496,060
NetApp, Inc.:
1.88%, 6/22/2025	610,000	619,309
2.38%, 6/22/2027 (a)	850,000	862,503
2.70%, 6/22/2030	850,000	851,827

223

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.30%, 9/29/2024	$ 845,000	$ 904,167
Seagate HDD Cayman:
4.09%, 6/1/2029 (b)	2,371,000	2,490,783
4.88%, 3/1/2024	613,000	659,852
4.88%, 6/1/2027	515,000	558,327
Western Digital Corp. 4.75%, 2/15/2026	260,000	268,749
		195,429,228
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	1,041,000	1,085,878
Series MTN, 1.95%, 2/1/2023	1,070,000	1,114,844
Series MTN, 2.10%, 5/1/2023	836,000	874,431
Series MTN, 2.30%, 5/3/2022	686,000	711,128
Series MTN, 2.45%, 11/15/2021	73,000	75,133
Series MTN, 3.25%, 3/15/2024	76,000	83,227
Estee Lauder Cos., Inc.:
2.00%, 12/1/2024	1,724,000	1,815,872
2.38%, 12/1/2029 (a)	790,000	847,551
3.15%, 3/15/2027	708,000	792,238
Procter & Gamble Co.:
1.70%, 11/3/2021	1,589,000	1,617,507
2.15%, 8/11/2022	1,196,000	1,241,663
2.30%, 2/6/2022	1,087,000	1,120,990
2.45%, 3/25/2025	1,747,000	1,896,106
2.45%, 11/3/2026	1,122,000	1,233,560
2.70%, 2/2/2026	47,000	52,453
2.85%, 8/11/2027	1,141,000	1,292,856
3.00%, 3/25/2030	4,561,000	5,222,163
3.10%, 8/15/2023	1,049,000	1,145,099
Unilever Capital Corp.:
2.00%, 7/28/2026	1,653,000	1,754,643
2.13%, 9/6/2029	829,000	875,059
2.20%, 5/5/2022	876,000	901,930
2.60%, 5/5/2024 (a)	1,972,000	2,107,989
2.90%, 5/5/2027	1,219,000	1,354,394
3.00%, 3/7/2022	674,000	703,204
3.10%, 7/30/2025	699,000	774,835
3.13%, 3/22/2023	1,542,000	1,645,607
3.25%, 3/7/2024 (a)	803,000	874,282
3.38%, 3/22/2025	943,000	1,051,945
3.50%, 3/22/2028	890,000	1,026,019
		35,292,606
DISTRIBUTION & WHOLESALE — 0.0% (f)
WW Grainger, Inc. 1.85%, 2/15/2025	806,000	842,294
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024 (a)	$ 721,000	$ 679,629
3.30%, 1/23/2023	900,000	879,372
3.50%, 5/26/2022	804,000	793,202
3.50%, 1/15/2025	829,000	778,116
3.65%, 7/21/2027 (a)	5,378,000	4,771,630
3.88%, 1/23/2028 (a)	822,000	743,770
3.95%, 2/1/2022	862,000	860,517
4.13%, 7/3/2023	276,000	269,773
4.45%, 12/16/2021	751,000	758,435
4.45%, 10/1/2025	546,000	524,924
4.45%, 4/3/2026	906,000	861,543
4.50%, 9/15/2023 (e)	1,470,000	1,471,617
4.63%, 7/1/2022	654,000	660,828
4.88%, 1/16/2024 (a)	1,328,000	1,314,747
5.00%, 10/1/2021	912,000	922,306
6.50%, 7/15/2025	1,939,000	2,034,631
Affiliated Managers Group, Inc.:
3.30%, 6/15/2030	1,084,000	1,113,387
3.50%, 8/1/2025	308,000	331,494
4.25%, 2/15/2024	185,000	200,862
Air Lease Corp.:
2.25%, 1/15/2023	1,066,000	1,052,281
2.63%, 7/1/2022 (a)	666,000	660,845
2.75%, 1/15/2023	835,000	825,681
3.00%, 9/15/2023	809,000	799,583
3.25%, 3/1/2025 (a)	1,830,000	1,834,483
3.25%, 10/1/2029 (a)	60,000	56,808
3.38%, 7/1/2025	1,980,000	1,989,068
3.50%, 1/15/2022	703,000	708,174
3.63%, 4/1/2027	802,000	784,661
3.63%, 12/1/2027 (a)	726,000	708,736
3.75%, 2/1/2022	696,000	704,603
3.88%, 7/3/2023	827,000	839,918
4.25%, 9/15/2024	804,000	816,374
4.63%, 10/1/2028	712,000	729,131
Series GMTN, 3.75%, 6/1/2026	747,000	753,730
Series MTN, 2.30%, 2/1/2025	804,000	768,246
Series MTN, 3.00%, 2/1/2030 (a)	785,000	727,546
Series MTN, 4.25%, 2/1/2024	536,000	548,092
Aircastle, Ltd.:
4.13%, 5/1/2024	560,000	528,069
4.25%, 6/15/2026	1,029,000	939,580
4.40%, 9/25/2023	749,000	718,688
5.00%, 4/1/2023 (a)	597,000	584,732
5.50%, 2/15/2022	705,000	708,588
Ally Financial, Inc.:
3.05%, 6/5/2023	2,659,000	2,694,312
3.88%, 5/21/2024 (a)	4,926,000	5,093,238
4.13%, 2/13/2022	2,860,000	2,939,394

224

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.63%, 5/19/2022	$ 1,703,000	$ 1,772,040
4.63%, 3/30/2025	716,000	764,631
5.13%, 9/30/2024	1,089,000	1,176,392
5.80%, 5/1/2025 (a)	1,787,000	1,994,471
American Express Co.:
2.50%, 8/1/2022	2,379,000	2,466,238
2.50%, 7/30/2024	3,687,000	3,899,666
2.65%, 12/2/2022	1,247,000	1,305,210
2.75%, 5/20/2022	2,930,000	3,043,684
3.00%, 10/30/2024	2,845,000	3,076,099
3.13%, 5/20/2026	3,076,000	3,414,022
3.40%, 2/27/2023	2,226,000	2,377,568
3.40%, 2/22/2024	1,409,000	1,531,315
3.63%, 12/5/2024	762,000	842,696
3.70%, 11/5/2021	3,047,000	3,167,935
3.70%, 8/3/2023	2,917,000	3,170,954
4.20%, 11/6/2025 (a)	735,000	853,688
American Express Credit Corp.:
Series MTN, 2.70%, 3/3/2022	2,299,000	2,378,683
Series MTN, 3.30%, 5/3/2027	1,351,000	1,535,303
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	457,000	495,827
3.00%, 3/22/2022	1,273,000	1,324,035
3.00%, 4/2/2025	806,000	875,445
3.70%, 10/15/2024	761,000	847,305
4.00%, 10/15/2023	807,000	889,370
BGC Partners, Inc.:
3.75%, 10/1/2024 (a)	400,000	394,496
5.38%, 7/24/2023	829,000	860,610
BlackRock, Inc.:
2.40%, 4/30/2030	1,766,000	1,902,883
3.20%, 3/15/2027	843,000	951,578
3.25%, 4/30/2029	2,465,000	2,824,471
3.38%, 6/1/2022	910,000	960,987
3.50%, 3/18/2024	906,000	1,001,556
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	808,000	888,655
Brookfield Finance, Inc.:
3.90%, 1/25/2028	696,000	761,431
4.00%, 4/1/2024	1,414,000	1,533,766
4.25%, 6/2/2026	704,000	789,550
4.35%, 4/15/2030	2,101,000	2,383,332
Capital One Bank USA NA:
3.38%, 2/15/2023	1,565,000	1,642,765
SOFR + 0.62%, 2.01%, 1/27/2023 (c)	190,000	192,654
SOFR + 0.91%, 2.28%, 1/28/2026 (c)	500,000	510,570
Capital One Financial Corp.:
2.60%, 5/11/2023	1,881,000	1,963,783
3.05%, 3/9/2022	1,491,000	1,545,421
3.20%, 1/30/2023	1,643,000	1,734,170
3.20%, 2/5/2025	960,000	1,030,838
3.30%, 10/30/2024	1,730,000	1,860,996
Security Description	Principal Amount	Value
3.50%, 6/15/2023	$ 827,000	$ 886,974
3.65%, 5/11/2027 (a)	3,685,000	4,053,611
3.75%, 4/24/2024	916,000	995,967
3.75%, 7/28/2026 (a)	1,532,000	1,681,416
3.75%, 3/9/2027	1,735,000	1,917,227
3.80%, 1/31/2028 (a)	10,155,000	11,254,583
3.90%, 1/29/2024	1,868,000	2,032,907
4.20%, 10/29/2025	1,151,000	1,279,336
4.25%, 4/30/2025 (a)	856,000	964,387
Cboe Global Markets, Inc. 3.65%, 1/12/2027	515,000	584,525
Charles Schwab Corp.:
2.65%, 1/25/2023	1,326,000	1,395,469
3.00%, 3/10/2025	821,000	897,008
3.20%, 3/2/2027	733,000	816,174
3.20%, 1/25/2028 (a)	715,000	798,576
3.25%, 5/22/2029	846,000	951,572
3.45%, 2/13/2026 (a)	105,000	118,209
3.55%, 2/1/2024	864,000	945,251
3.85%, 5/21/2025	1,642,000	1,864,688
4.00%, 2/1/2029	1,772,000	2,093,299
4.20%, 3/24/2025	896,000	1,027,219
4.63%, 3/22/2030	670,000	837,199
CME Group, Inc.:
3.00%, 9/15/2022 (a)	1,378,000	1,452,908
3.00%, 3/15/2025 (a)	1,525,000	1,681,221
3.75%, 6/15/2028	426,000	512,222
Discover Financial Services:
3.75%, 3/4/2025	831,000	895,652
3.85%, 11/21/2022	258,000	273,454
3.95%, 11/6/2024	757,000	824,116
4.10%, 2/9/2027	2,289,000	2,508,446
4.50%, 1/30/2026	2,110,000	2,381,008
5.20%, 4/27/2022	858,000	916,181
Eaton Vance Corp. 3.50%, 4/6/2027 (a)	804,000	869,695
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	316,792
2.85%, 3/30/2025	711,000	768,627
GE Capital Funding LLC:
3.45%, 5/15/2025 (b)	2,056,000	2,153,084
4.05%, 5/15/2027 (a) (b)	2,348,000	2,470,824
4.40%, 5/15/2030 (a) (b)	5,352,000	5,563,083
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	1,985,000	2,069,482
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	836,000	854,459
2.35%, 9/15/2022	1,298,000	1,347,687
3.10%, 9/15/2027	945,000	1,054,762
3.45%, 9/21/2023	860,000	932,851
3.75%, 12/1/2025	1,323,000	1,512,136
3.75%, 9/21/2028	1,007,000	1,179,741
4.00%, 10/15/2023	957,000	1,059,610

225

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
International Lease Finance Corp.:
5.88%, 8/15/2022	$ 857,000	$ 899,456
8.63%, 1/15/2022	754,000	811,349
Invesco Finance PLC:
3.13%, 11/30/2022	706,000	746,531
3.75%, 1/15/2026	388,000	425,745
4.00%, 1/30/2024	493,000	535,363
Janus Capital Group, Inc. 4.88%, 8/1/2025	290,000	319,078
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	719,000	781,222
Jefferies Group LLC:
5.13%, 1/20/2023	770,000	836,166
6.45%, 6/8/2027	1,077,000	1,261,986
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	782,000	856,892
Lazard Group LLC:
3.63%, 3/1/2027	676,000	708,063
3.75%, 2/13/2025	746,000	792,655
4.38%, 3/11/2029	1,329,000	1,486,247
4.50%, 9/19/2028	848,000	955,255
Legg Mason, Inc. 4.75%, 3/15/2026	562,000	631,643
Mastercard, Inc.:
2.00%, 3/3/2025 (a)	2,438,000	2,579,672
2.95%, 11/21/2026	842,000	945,507
2.95%, 6/1/2029	1,283,000	1,440,668
3.30%, 3/26/2027	1,940,000	2,201,493
3.35%, 3/26/2030 (a)	2,399,000	2,780,009
3.38%, 4/1/2024	1,813,000	2,004,253
3.50%, 2/26/2028	582,000	669,120
Nasdaq, Inc.:
3.85%, 6/30/2026	451,000	505,959
4.25%, 6/1/2024	977,000	1,080,953
Nomura Holdings, Inc.:
2.65%, 1/16/2025 (a)	785,000	818,700
3.10%, 1/16/2030	1,578,000	1,643,313
ORIX Corp.:
2.90%, 7/18/2022	724,000	749,782
3.25%, 12/4/2024	960,000	1,035,014
3.70%, 7/18/2027	519,000	579,323
4.05%, 1/16/2024	634,000	692,949
Raymond James Financial, Inc.:
3.63%, 9/15/2026	202,000	224,355
4.65%, 4/1/2030	820,000	976,735
Stifel Financial Corp.:
4.00%, 5/15/2030	1,046,000	1,108,603
4.25%, 7/18/2024	709,000	753,128
Synchrony Financial:
2.85%, 7/25/2022	1,264,000	1,285,134
3.70%, 8/4/2026	1,519,000	1,561,562
3.95%, 12/1/2027 (a)	1,006,000	1,044,248
4.25%, 8/15/2024	1,116,000	1,170,528
4.38%, 3/19/2024	1,427,000	1,508,282
Security Description	Principal Amount	Value
4.50%, 7/23/2025	$ 1,046,000	$ 1,110,685
5.15%, 3/19/2029	1,091,000	1,223,360
Visa, Inc.:
1.90%, 4/15/2027	2,693,000	2,815,666
2.05%, 4/15/2030	2,506,000	2,628,218
2.15%, 9/15/2022	2,163,000	2,245,756
2.75%, 9/15/2027	1,695,000	1,871,721
2.80%, 12/14/2022	1,636,000	1,726,733
3.15%, 12/14/2025	5,856,000	6,532,485
Western Union Co.:
2.85%, 1/10/2025 (a)	3,711,000	3,866,454
3.60%, 3/15/2022	565,000	587,527
4.25%, 6/9/2023	696,000	751,416
		256,183,033
ELECTRIC — 5.0%
AEP Texas, Inc.:
2.10%, 7/1/2030	2,100,000	2,106,363
2.40%, 10/1/2022 (a)	525,000	541,958
3.95%, 6/1/2028	698,000	792,781
AEP Transmission Co. LLC 3.10%, 12/1/2026	433,000	484,367
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	254,748
Series 17A, 2.45%, 3/30/2022	720,526	743,374
Ameren Corp.:
2.50%, 9/15/2024 (a)	693,000	735,377
3.65%, 2/15/2026	677,000	756,040
Ameren Illinois Co.:
2.70%, 9/1/2022 (a)	744,000	771,989
3.25%, 3/1/2025	176,000	192,611
3.80%, 5/15/2028	646,000	748,294
American Electric Power Co., Inc.:
2.30%, 3/1/2030	725,000	743,234
3.20%, 11/13/2027 (a)	784,000	862,376
Series F, 2.95%, 12/15/2022	664,000	694,458
Series I, 3.65%, 12/1/2021 (a)	725,000	755,972
Series J, 4.30%, 12/1/2028	820,000	964,492
Appalachian Power Co.:
3.40%, 6/1/2025	686,000	754,456
Series X, 3.30%, 6/1/2027	406,000	438,582
Arizona Public Service Co.:
2.60%, 8/15/2029 (a)	681,000	716,753
3.15%, 5/15/2025 (a)	475,000	518,334
Atlantic City Electric Co. 4.00%, 10/15/2028	856,000	1,001,409
Avangrid, Inc.:
3.15%, 12/1/2024	800,000	866,128
3.20%, 4/15/2025 (a)	1,482,000	1,621,708
3.80%, 6/1/2029	815,000	943,974
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026 (a)	292,000	312,744
3.35%, 7/1/2023	772,000	826,017

226

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	$ 847,000	$ 892,492
3.25%, 4/15/2028	826,000	933,694
3.50%, 2/1/2025	886,000	986,782
3.70%, 7/15/2030 (a) (b)	820,000	960,146
3.75%, 11/15/2023	820,000	897,966
4.05%, 4/15/2025 (a) (b)	1,857,000	2,124,185
Black Hills Corp.:
2.50%, 6/15/2030	1,014,000	1,049,713
3.05%, 10/15/2029	784,000	833,172
3.15%, 1/15/2027	547,000	571,063
3.95%, 1/15/2026	463,000	507,249
4.25%, 11/30/2023	637,000	692,591
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022 (a)	617,000	633,449
Series AA, 3.00%, 2/1/2027	638,000	688,759
Series Z, 2.40%, 9/1/2026	697,000	728,525
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	934,000	965,373
2.50%, 9/1/2024 (a)	900,000	950,625
3.60%, 11/1/2021	855,000	887,601
3.85%, 2/1/2024	561,000	612,825
4.25%, 11/1/2028	705,000	816,186
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	500,000	518,120
3.74%, 5/1/2026	756,000	797,966
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	373,000	438,323
CMS Energy Corp.:
3.00%, 5/15/2026	420,000	455,902
3.45%, 8/15/2027 (a)	706,000	778,301
5.05%, 3/15/2022	510,000	538,540
5 year CMT + 4.12%, 4.75%, 6/1/2050 (a) (c)	822,000	837,330
Commonwealth Edison Co.:
2.20%, 3/1/2030 (a)	831,000	875,808
2.55%, 6/15/2026	740,000	803,973
3.40%, 9/1/2021	477,000	489,693
3.70%, 8/15/2028	822,000	955,016
Series 122, 2.95%, 8/15/2027	700,000	771,379
Connecticut Light & Power Co.:
2.50%, 1/15/2023	836,000	869,582
Series A, 3.20%, 3/15/2027	861,000	960,067
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	780,494
Series 20A, 3.35%, 4/1/2030	1,285,000	1,461,649
Series B, 3.13%, 11/15/2027	618,000	685,257
Series D, 4.00%, 12/1/2028	810,000	956,164
Consumers Energy Co.:
2.85%, 5/15/2022	732,000	759,918
3.38%, 8/15/2023	220,000	237,255
3.80%, 11/15/2028 (a)	459,000	544,365
Security Description	Principal Amount	Value
Delmarva Power & Light Co. 3.50%, 11/15/2023 (a)	$ 741,000	$ 802,970
Dominion Energy, Inc.:
3.07%, 8/15/2024 (a) (d)	728,000	782,491
3.90%, 10/1/2025	968,000	1,092,795
4.25%, 6/1/2028	2,407,000	2,771,179
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	708,000	721,133
Series A, 3.30%, 3/15/2025 (a)	29,000	31,620
Series B, 2.75%, 1/15/2022	1,910,000	1,968,923
Series B, 2.75%, 9/15/2022 (a)	791,000	819,666
Series C, 3.38%, 4/1/2030	1,676,000	1,856,991
Series D, 2.85%, 8/15/2026 (a)	746,000	800,727
DTE Electric Co.:
2.25%, 3/1/2030 (a)	805,000	847,705
3.38%, 3/1/2025	255,000	282,741
3.65%, 3/15/2024	772,000	841,495
DTE Energy Co.:
2.25%, 11/1/2022	833,000	860,422
2.85%, 10/1/2026	581,000	617,022
2.95%, 3/1/2030	857,000	895,762
3.80%, 3/15/2027 (a)	727,000	800,238
Series B, 2.60%, 6/15/2022	687,000	710,186
Series B, 3.30%, 6/15/2022	667,000	696,161
Series C, 2.53%, 10/1/2024	3,486,000	3,669,642
Series C, 3.40%, 6/15/2029	1,031,000	1,114,037
Series C, 3.50%, 6/1/2024	809,000	872,288
Series D, 3.70%, 8/1/2023	809,000	874,068
Series F, 3.85%, 12/1/2023	757,000	822,117
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	843,000	907,178
2.45%, 2/1/2030 (a)	770,000	831,746
2.50%, 3/15/2023 (a)	1,926,000	2,016,946
2.95%, 12/1/2026	993,000	1,106,460
3.05%, 3/15/2023 (a)	732,000	778,489
3.35%, 5/15/2022 (a)	709,000	746,052
3.95%, 11/15/2028 (a)	604,000	718,959
Series A, 6.00%, 12/1/2028	15,000	19,652
Duke Energy Corp.:
2.40%, 8/15/2022	1,529,000	1,585,313
2.45%, 6/1/2030	821,000	863,684
2.65%, 9/1/2026	2,335,000	2,534,199
3.05%, 8/15/2022	751,000	783,736
3.15%, 8/15/2027	1,135,000	1,259,986
3.40%, 6/15/2029	691,000	780,035
3.75%, 4/15/2024	794,000	869,811
3.95%, 10/15/2023	733,000	801,081
Duke Energy Florida LLC:
1.75%, 6/15/2030	715,000	724,495
2.50%, 12/1/2029	744,000	802,449
3.10%, 8/15/2021	209,000	213,473
3.20%, 1/15/2027	721,000	808,674

227

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.80%, 7/15/2028	$ 681,000	$ 795,892
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	262,498
Duke Energy Ohio, Inc.:
2.13%, 6/1/2030	1,354,000	1,407,023
3.65%, 2/1/2029	687,000	795,704
3.80%, 9/1/2023	727,000	790,453
Duke Energy Progress LLC:
2.80%, 5/15/2022	305,000	316,721
3.00%, 9/15/2021	304,000	311,135
3.25%, 8/15/2025 (a)	836,000	928,336
3.38%, 9/1/2023	810,000	874,508
3.45%, 3/15/2029	1,641,000	1,887,544
3.70%, 9/1/2028	702,000	814,847
Edison International:
2.40%, 9/15/2022	681,000	689,111
2.95%, 3/15/2023 (a)	610,000	623,939
3.13%, 11/15/2022	465,000	478,415
3.55%, 11/15/2024	870,000	917,954
4.13%, 3/15/2028 (a)	1,253,000	1,315,462
4.95%, 4/15/2025	756,000	832,386
5.75%, 6/15/2027	782,000	898,862
Emera US Finance L.P. 3.55%, 6/15/2026	1,444,000	1,622,897
Enel Americas SA 4.00%, 10/25/2026 (a)	701,000	745,149
Enel Chile SA 4.88%, 6/12/2028	768,000	860,797
Enel Generacion Chile SA 4.25%, 4/15/2024 (a)	732,000	777,450
Entergy Arkansas LLC:
3.50%, 4/1/2026	696,000	785,680
3.70%, 6/1/2024 (a)	364,000	400,975
Entergy Corp.:
2.95%, 9/1/2026	829,000	913,226
4.00%, 7/15/2022	1,228,000	1,304,210
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	373,000	434,694
Entergy Louisiana LLC:
2.40%, 10/1/2026	643,000	686,415
3.12%, 9/1/2027	1,048,000	1,149,059
3.25%, 4/1/2028	560,000	617,450
4.05%, 9/1/2023	760,000	832,208
5.40%, 11/1/2024	475,000	561,802
Entergy Mississippi LLC 2.85%, 6/1/2028	455,000	487,428
Entergy Texas, Inc. 4.00%, 3/30/2029	297,000	346,572
Evergy Kansas Central, Inc. 3.10%, 4/1/2027	335,000	364,232
Evergy Metro, Inc. 3.15%, 3/15/2023 (a)	746,000	787,254
Evergy, Inc.:
2.45%, 9/15/2024	1,160,000	1,227,152
Security Description	Principal Amount	Value
2.90%, 9/15/2029 (a)	$ 2,319,000	$ 2,487,730
Eversource Energy:
2.80%, 5/1/2023	619,000	649,040
Series H, 3.15%, 1/15/2025	376,000	407,321
Series K, 2.75%, 3/15/2022	1,054,000	1,091,933
Series L, 2.90%, 10/1/2024	1,050,000	1,127,217
Series M, 3.30%, 1/15/2028 (a)	335,000	368,014
Series N, 3.80%, 12/1/2023	497,000	544,230
Series O, 4.25%, 4/1/2029	350,000	411,940
Exelon Corp.:
3.40%, 4/15/2026	767,000	854,154
3.50%, 6/1/2022 (a)	1,763,000	1,843,340
3.95%, 6/15/2025 (a)	1,427,000	1,604,333
4.05%, 4/15/2030	960,000	1,109,098
Exelon Generation Co. LLC:
3.25%, 6/1/2025	2,000,000	2,157,360
3.40%, 3/15/2022	1,297,000	1,347,531
4.25%, 6/15/2022	1,509,000	1,595,405
FirstEnergy Corp.:
2.05%, 3/1/2025 (a)	855,000	885,310
2.65%, 3/1/2030	855,000	894,270
Series A, 1.60%, 1/15/2026	500,000	506,440
Series A, 2.85%, 7/15/2022	702,000	728,402
Series B, 3.90%, 7/15/2027	1,815,000	2,055,324
Series B, 4.25%, 3/15/2023	3,634,000	3,928,354
Florida Power & Light Co.:
2.75%, 6/1/2023	454,000	478,770
2.85%, 4/1/2025	3,023,000	3,318,498
3.13%, 12/1/2025	916,000	1,018,757
3.25%, 6/1/2024	748,000	813,241
Fortis, Inc. 3.06%, 10/4/2026	1,309,000	1,411,416
Georgia Power Co.:
2.85%, 5/15/2022	801,000	831,742
3.25%, 4/1/2026	399,000	435,201
3.25%, 3/30/2027 (a)	343,000	373,232
Series A, 2.10%, 7/30/2023	1,343,000	1,397,512
Series A, 2.20%, 9/15/2024 (a)	1,251,000	1,314,263
Series B, 2.65%, 9/15/2029	1,080,000	1,139,832
Gulf Power Co. Series A, 3.30%, 5/30/2027	569,000	627,613
Iberdrola International B.V. 5.81%, 3/15/2025	639,000	766,052
Indiana Michigan Power Co. 3.85%, 5/15/2028	371,000	420,228
Interstate Power & Light Co.:
2.30%, 6/1/2030	300,000	306,411
3.25%, 12/1/2024	1,028,000	1,117,076
3.60%, 4/1/2029	684,000	766,210
4.10%, 9/26/2028	640,000	741,702
IPALCO Enterprises, Inc.:
3.70%, 9/1/2024	729,000	781,153
4.25%, 5/1/2030 (b)	750,000	815,865

228

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
ITC Holdings Corp.:
2.70%, 11/15/2022	$ 662,000	$ 690,301
3.25%, 6/30/2026	821,000	900,818
3.35%, 11/15/2027	749,000	830,386
3.65%, 6/15/2024	749,000	815,579
Kansas City Power & Light Co. 3.65%, 8/15/2025	685,000	766,782
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	729,000	804,656
MidAmerican Energy Co.:
3.10%, 5/1/2027	5,000	5,602
3.50%, 10/15/2024	837,000	927,798
3.65%, 4/15/2029 (a)	778,000	927,843
Mississippi Power Co. 3.95%, 3/30/2028	571,000	648,856
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	881,000	908,056
2.40%, 3/15/2030 (a)	315,000	337,334
2.70%, 2/15/2023 (a)	625,000	654,156
2.85%, 1/27/2025	490,000	530,258
2.95%, 2/7/2024	907,000	971,007
3.05%, 2/15/2022	562,000	580,501
3.05%, 4/25/2027	535,000	583,407
3.40%, 2/7/2028	829,000	933,346
3.70%, 3/15/2029	738,000	852,014
3.90%, 11/1/2028	843,000	980,283
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	698,000	691,188
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (a) (c)	570,000	597,993
Series MTN, 1.75%, 1/21/2022	1,479,000	1,510,577
Series MTN, 2.30%, 9/15/2022	501,000	517,944
Series MTN, 3.25%, 11/1/2025 (a)	509,000	566,843
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	699,000	812,713
Series DD, 2.40%, 5/1/2030	869,000	919,793
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	1,086,000	1,114,562
2.25%, 6/1/2030	2,001,000	2,065,072
2.75%, 5/1/2025	2,572,000	2,787,688
2.75%, 11/1/2029	670,000	722,642
2.80%, 1/15/2023	530,000	556,717
2.90%, 4/1/2022	1,006,000	1,046,260
3.15%, 4/1/2024 (a)	1,785,000	1,938,314
3.20%, 2/25/2022	702,000	731,624
3.25%, 4/1/2026 (a)	2,739,000	3,062,613
3.30%, 8/15/2022	260,000	274,391
3.50%, 4/1/2029	687,000	778,282
3.55%, 5/1/2027	1,147,000	1,299,356
Security Description	Principal Amount	Value
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (c)	$ 681,000	$ 703,718
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (c)	697,000	756,796
Northern States Power Co.:
2.15%, 8/15/2022	778,000	799,675
2.60%, 5/15/2023	545,000	571,792
NSTAR Electric Co.:
2.38%, 10/15/2022	407,000	420,549
3.20%, 5/15/2027	1,084,000	1,216,671
3.25%, 5/15/2029	794,000	904,914
3.95%, 4/1/2030 (a)	1,422,000	1,720,122
Ohio Power Co.:
Series M, 5.38%, 10/1/2021	180,000	190,625
Series P, 2.60%, 4/1/2030	867,000	930,040
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	920,000	1,007,050
3.80%, 8/15/2028 (a)	805,000	900,795
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	1,803,000	1,939,415
2.95%, 4/1/2025 (a)	340,000	369,206
3.70%, 11/15/2028 (a)	776,000	909,961
4.10%, 6/1/2022 (a)	401,000	421,523
5.75%, 3/15/2029	565,000	738,608
7.00%, 9/1/2022	519,000	587,949
Pacific Gas & Electric Co.:
1.75%, 6/16/2022	2,565,000	2,570,104
2.10%, 8/1/2027	1,970,000	1,954,673
2.50%, 2/1/2031	3,750,000	3,679,575
PacifiCorp:
2.95%, 2/1/2022	799,000	826,302
3.50%, 6/15/2029	515,000	591,544
3.60%, 4/1/2024 (a)	460,000	504,151
PECO Energy Co.:
1.70%, 9/15/2021	165,000	167,412
2.38%, 9/15/2022	321,000	332,553
3.15%, 10/15/2025	218,000	240,260
Pinnacle West Capital Corp. 1.30%, 6/15/2025	764,000	774,803
Potomac Electric Power Co. 3.60%, 3/15/2024	591,000	644,456
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	983,000	1,064,137
3.40%, 6/1/2023	907,000	961,465
3.50%, 12/1/2022	595,000	628,635
3.95%, 3/15/2024	710,000	774,326
4.13%, 4/15/2030	813,000	926,633
4.20%, 6/15/2022	1,193,000	1,264,747
PPL Electric Utilities Corp. 3.00%, 9/15/2021	504,000	515,673
Progress Energy, Inc. 3.15%, 4/1/2022	612,000	635,097

229

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
PSEG Power LLC 3.85%, 6/1/2023	$ 781,000	$ 842,379
Public Service Co. of Colorado:
2.25%, 9/15/2022	610,000	626,671
3.70%, 6/15/2028 (a)	210,000	244,224
Public Service Co. of New Hampshire 3.50%, 11/1/2023 (a)	245,000	265,271
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	822,000	882,277
Series MTN, 2.38%, 5/15/2023	257,000	268,706
Series MTN, 2.45%, 1/15/2030	840,000	900,245
Series MTN, 3.00%, 5/15/2025 (a)	508,000	555,412
Series MTN, 3.00%, 5/15/2027	200,000	219,592
Series MTN, 3.20%, 5/15/2029	861,000	973,662
Series MTN, 3.25%, 9/1/2023	504,000	544,663
Series MTN, 3.65%, 9/1/2028	787,000	908,977
Series MTN, 3.70%, 5/1/2028	650,000	752,284
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	703,000	713,636
2.65%, 11/15/2022	697,000	727,368
2.88%, 6/15/2024	1,331,000	1,422,799
Puget Energy, Inc.:
3.65%, 5/15/2025	482,000	514,993
4.10%, 6/15/2030 (b)	796,000	881,530
5.63%, 7/15/2022	706,000	754,333
6.00%, 9/1/2021 (a)	645,000	676,992
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	724,000	778,850
Series NNN, 3.60%, 9/1/2023	445,000	472,519
Sempra Energy:
2.88%, 10/1/2022	811,000	840,796
2.90%, 2/1/2023 (a)	696,000	728,441
3.25%, 6/15/2027 (a)	1,701,000	1,867,239
3.40%, 2/1/2028	1,230,000	1,351,093
3.55%, 6/15/2024	2,119,000	2,297,928
3.75%, 11/15/2025	701,000	770,595
4.05%, 12/1/2023	426,000	463,825
Sierra Pacific Power Co. 2.60%, 5/1/2026	572,000	621,078
Southern California Edison Co.:
2.25%, 6/1/2030 (a)	740,000	750,190
2.85%, 8/1/2029 (a)	769,000	814,848
6.65%, 4/1/2029	707,000	867,588
Series A, 4.20%, 3/1/2029	862,000	998,946
Series B, 2.40%, 2/1/2022	644,000	653,840
Series B, 3.65%, 3/1/2028	509,000	572,620
Security Description	Principal Amount	Value
Series C, 3.50%, 10/1/2023 (a)	$ 213,000	$ 228,065
Series D, 3.40%, 6/1/2023	685,000	728,230
Series E, 3.70%, 8/1/2025	1,094,000	1,208,826
Southern Co.:
2.35%, 7/1/2021 (a)	321,000	326,508
2.95%, 7/1/2023	986,000	1,042,882
3.25%, 7/1/2026	2,536,000	2,818,231
Series A, 3.70%, 4/30/2030 (a)	3,400,000	3,873,450
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (a) (c)	497,000	503,143
Southern Power Co.:
4.15%, 12/1/2025	845,000	956,920
Series E, 2.50%, 12/15/2021	746,000	764,605
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	830,000	881,983
Series M, 4.10%, 9/15/2028	737,000	843,180
Southwestern Public Service Co. 3.30%, 6/15/2024 (a)	167,000	180,472
Tucson Electric Power Co. 3.05%, 3/15/2025	157,000	168,546
Union Electric Co.:
2.95%, 6/15/2027	719,000	786,917
2.95%, 3/15/2030 (a)	855,000	955,531
3.50%, 4/15/2024	373,000	404,511
3.50%, 3/15/2029	2,196,000	2,505,504
Virginia Electric & Power Co.:
2.95%, 1/15/2022	502,000	515,639
3.45%, 9/1/2022	242,000	254,642
3.45%, 2/15/2024	256,000	276,931
Series A, 2.88%, 7/15/2029	853,000	940,509
Series A, 3.10%, 5/15/2025 (a)	343,000	375,853
Series A, 3.15%, 1/15/2026	6,758,000	7,525,236
Series A, 3.50%, 3/15/2027	791,000	898,536
Series A, 3.80%, 4/1/2028	446,000	518,823
Series B, 2.95%, 11/15/2026	1,773,000	1,959,200
Series C, 2.75%, 3/15/2023	739,000	774,472
WEC Energy Group, Inc.:
3.10%, 3/8/2022	669,000	696,155
3.55%, 6/15/2025	536,000	597,876
Westar Energy, Inc. 2.55%, 7/1/2026 (a)	281,000	300,780
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	731,000	769,999
2.95%, 9/15/2021	282,000	287,719
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	849,000	930,912
3.05%, 10/15/2027	350,000	383,660
Wisconsin Public Service Corp. 3.35%, 11/21/2021	689,000	717,456
Xcel Energy, Inc.:
2.60%, 3/15/2022 (a)	637,000	655,798
2.60%, 12/1/2029	662,000	709,452

230

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.30%, 6/1/2025	$ 837,000	$ 918,197
3.35%, 12/1/2026	951,000	1,068,097
3.40%, 6/1/2030	845,000	963,055
4.00%, 6/15/2028	652,000	762,775
		314,712,990
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
1.80%, 10/15/2027 (a)	776,000	801,181
2.63%, 12/1/2021	735,000	756,602
2.63%, 2/15/2023	832,000	875,664
3.15%, 6/1/2025 (a)	193,000	213,365
		2,646,812
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
2.10%, 6/4/2030	1,009,000	1,035,718
2.75%, 9/15/2029	1,559,000	1,693,433
3.05%, 9/22/2026	390,000	424,854
3.20%, 10/1/2022	474,000	495,425
3.88%, 7/15/2023	694,000	752,192
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	887,000	924,281
3.55%, 10/1/2027	532,000	558,190
Amphenol Corp.:
2.05%, 3/1/2025	775,000	806,915
2.80%, 2/15/2030	23,000	24,570
3.20%, 4/1/2024	844,000	902,194
4.35%, 6/1/2029	561,000	664,976
Arrow Electronics, Inc.:
3.25%, 9/8/2024	821,000	866,968
3.50%, 4/1/2022 (a)	262,000	269,043
3.88%, 1/12/2028	685,000	718,243
4.00%, 4/1/2025	472,000	503,945
4.50%, 3/1/2023	611,000	648,809
Avnet, Inc.:
3.75%, 12/1/2021	266,000	272,153
4.63%, 4/15/2026 (a)	1,713,000	1,915,459
4.88%, 12/1/2022	702,000	747,981
Flex, Ltd.:
3.75%, 2/1/2026 (a)	817,000	870,832
4.75%, 6/15/2025	708,000	786,892
4.88%, 6/15/2029	474,000	520,011
4.88%, 5/12/2030	817,000	906,911
5.00%, 2/15/2023	726,000	783,724
Fortive Corp. 3.15%, 6/15/2026 (a)	1,826,000	2,003,396
Honeywell International, Inc.:
1.35%, 6/1/2025	990,000	1,014,562
1.85%, 11/1/2021	2,143,000	2,185,946
1.95%, 6/1/2030	1,500,000	1,567,275
2.15%, 8/8/2022	2,255,000	2,331,016
2.30%, 8/15/2024 (a)	1,381,000	1,470,337
2.50%, 11/1/2026 (a)	1,517,000	1,669,625
Security Description	Principal Amount	Value
2.70%, 8/15/2029 (a)	$ 1,370,000	$ 1,512,206
3.35%, 12/1/2023	568,000	619,733
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	578,905
3.35%, 3/1/2026	420,000	444,209
3.50%, 2/15/2028	305,000	321,473
3.63%, 11/15/2022 (a)	20,000	20,700
Jabil, Inc.:
3.60%, 1/15/2030	725,000	760,025
3.95%, 1/12/2028 (a)	407,000	435,527
4.70%, 9/15/2022 (a)	846,000	898,790
Keysight Technologies, Inc.:
3.00%, 10/30/2029	778,000	843,990
4.55%, 10/30/2024	796,000	889,498
4.60%, 4/6/2027	730,000	856,115
Legrand France SA 8.50%, 2/15/2025 (a)	1,366,000	1,822,094
PerkinElmer, Inc. 3.30%, 9/15/2029	741,000	793,774
Roper Technologies, Inc.:
2.00%, 6/30/2030 (a)	1,309,000	1,314,576
2.35%, 9/15/2024 (a)	817,000	863,912
2.80%, 12/15/2021	766,000	787,647
2.95%, 9/15/2029	726,000	790,919
3.13%, 11/15/2022	812,000	850,448
3.65%, 9/15/2023	826,000	898,515
3.80%, 12/15/2026	687,000	782,974
3.85%, 12/15/2025 (a)	520,000	586,019
4.20%, 9/15/2028	714,000	835,573
Trimble, Inc.:
4.15%, 6/15/2023	776,000	823,336
4.75%, 12/1/2024	614,000	667,964
4.90%, 6/15/2028	300,000	344,202
Tyco Electronics Group SA:
3.13%, 8/15/2027	593,000	646,477
3.45%, 8/1/2024	327,000	354,739
3.50%, 2/3/2022	234,000	242,583
3.70%, 2/15/2026	470,000	521,568
		52,444,367
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024	850,000	719,143
4.25%, 9/15/2028 (a)	769,000	662,047
		1,381,190
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.30%, 3/1/2030 (a)	1,589,000	1,657,597
2.50%, 8/15/2024	809,000	860,444
2.90%, 7/1/2026	852,000	931,543
3.20%, 3/15/2025	740,000	811,721
3.38%, 11/15/2027	846,000	952,774

231

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.55%, 6/1/2022	$ 829,000	$ 870,019
3.95%, 5/15/2028 (a)	820,000	958,457
4.75%, 5/15/2023	1,529,000	1,699,927
5.25%, 11/15/2021	851,000	903,966
Waste Connections, Inc.:
2.60%, 2/1/2030	687,000	730,240
3.50%, 5/1/2029 (a)	777,000	873,130
4.25%, 12/1/2028	717,000	846,139
Waste Management, Inc.:
2.40%, 5/15/2023	1,087,000	1,132,774
2.90%, 9/15/2022	837,000	874,774
2.95%, 6/15/2024 (a)	1,339,000	1,368,404
3.13%, 3/1/2025 (a)	721,000	787,094
3.15%, 11/15/2027 (a)	1,448,000	1,623,787
3.20%, 6/15/2026	1,502,000	1,537,237
3.45%, 6/15/2029 (a)	1,170,000	1,201,532
3.50%, 5/15/2024	482,000	515,971
		21,137,530
FOOD — 1.5%
Ahold Finance USA LLC 6.88%, 5/1/2029	728,000	1,010,158
Campbell Soup Co.:
2.38%, 4/24/2030	836,000	865,829
2.50%, 8/2/2022	1,306,000	1,344,501
3.30%, 3/19/2025	616,000	665,810
3.65%, 3/15/2023	761,000	813,182
3.95%, 3/15/2025	2,089,000	2,345,738
4.15%, 3/15/2028	835,000	964,458
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,055,000	1,115,177
3.80%, 10/22/2021	1,967,000	2,044,913
4.30%, 5/1/2024 (a)	1,289,000	1,430,558
4.60%, 11/1/2025	3,526,000	4,065,443
4.85%, 11/1/2028	3,012,000	3,631,267
7.00%, 10/1/2028	289,000	386,199
Flowers Foods, Inc.:
3.50%, 10/1/2026	697,000	744,814
4.38%, 4/1/2022	456,000	475,152
General Mills, Inc.:
2.60%, 10/12/2022	1,127,000	1,172,114
2.88%, 4/15/2030	1,968,000	2,143,152
3.15%, 12/15/2021	1,101,000	1,134,481
3.20%, 2/10/2027 (a)	697,000	785,345
3.65%, 2/15/2024 (a)	537,000	587,435
3.70%, 10/17/2023	750,000	817,965
4.00%, 4/17/2025	2,050,000	2,317,402
4.20%, 4/17/2028	1,700,000	2,004,249
Hershey Co.:
0.90%, 6/1/2025	1,011,000	1,016,823
1.70%, 6/1/2030	1,406,000	1,435,920
2.05%, 11/15/2024	979,000	1,033,667
2.30%, 8/15/2026	730,000	790,108
2.45%, 11/15/2029	450,000	484,007
3.20%, 8/21/2025	290,000	321,677
3.38%, 5/15/2023 (a)	805,000	868,643
Security Description	Principal Amount	Value
Hormel Foods Corp. 1.80%, 6/11/2030 (a)	$ 1,154,000	$ 1,177,819
Ingredion, Inc.:
2.90%, 6/1/2030	981,000	1,046,237
3.20%, 10/1/2026	480,000	520,934
JM Smucker Co.:
2.38%, 3/15/2030	1,083,000	1,108,646
3.00%, 3/15/2022	642,000	665,407
3.38%, 12/15/2027 (a)	730,000	804,840
3.50%, 3/15/2025	1,653,000	1,835,061
Kellogg Co.:
2.10%, 6/1/2030	1,579,000	1,604,375
2.65%, 12/1/2023	941,000	995,578
3.13%, 5/17/2022	897,000	935,419
3.25%, 4/1/2026 (a)	1,012,000	1,124,899
3.40%, 11/15/2027 (a)	905,000	1,008,804
4.30%, 5/15/2028	709,000	830,431
Kroger Co.:
2.20%, 5/1/2030 (a)	901,000	936,220
2.65%, 10/15/2026	860,000	935,155
2.80%, 8/1/2022	794,000	828,277
2.95%, 11/1/2021	624,000	641,865
3.40%, 4/15/2022	602,000	626,790
3.50%, 2/1/2026 (a)	641,000	724,977
3.70%, 8/1/2027 (a)	986,000	1,132,332
3.85%, 8/1/2023	771,000	837,321
4.00%, 2/1/2024	1,013,000	1,113,419
4.50%, 1/15/2029	757,000	923,767
McCormick & Co., Inc.:
2.50%, 4/15/2030	885,000	929,799
3.15%, 8/15/2024 (a)	1,137,000	1,231,780
3.40%, 8/15/2027	1,080,000	1,204,502
Mondelez International, Inc.:
0.63%, 7/1/2022	2,700,000	2,699,622
1.50%, 5/4/2025	941,000	958,484
2.13%, 4/13/2023	773,000	800,558
2.75%, 4/13/2030	2,523,000	2,722,140
3.63%, 5/7/2023	884,000	952,625
3.63%, 2/13/2026 (a)	726,000	817,730
4.00%, 2/1/2024	309,000	338,942
4.13%, 5/7/2028 (a)	595,000	705,271
Sysco Corp.:
2.40%, 2/15/2030 (a)	1,116,000	1,102,720
2.60%, 6/12/2022	411,000	423,749
3.25%, 7/15/2027	777,000	822,035
3.30%, 7/15/2026	1,535,000	1,640,255
3.55%, 3/15/2025	1,386,000	1,493,360
3.75%, 10/1/2025	827,000	905,507
5.65%, 4/1/2025	2,677,000	3,132,679
5.95%, 4/1/2030	1,148,000	1,442,611
Tyson Foods, Inc.:
3.55%, 6/2/2027	2,282,000	2,526,174
3.90%, 9/28/2023	836,000	911,892
3.95%, 8/15/2024	1,244,000	1,377,593
4.00%, 3/1/2026	1,525,000	1,744,981

232

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.35%, 3/1/2029	$ 840,000	$ 990,007
4.50%, 6/15/2022	1,526,000	1,622,016
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	46,772
		94,718,564
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	759,000	778,036
4.50%, 8/1/2024	690,000	730,220
Domtar Corp. 4.40%, 4/1/2022	712,000	726,866
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	729,000	751,213
5.25%, 5/12/2024	393,000	420,993
5.50%, 1/17/2027 (a)	848,000	915,772
Georgia-Pacific LLC:
7.75%, 11/15/2029	4,000	5,936
8.00%, 1/15/2024	3,368,000	4,184,774
International Paper Co.:
3.00%, 2/15/2027 (a)	735,000	792,058
3.65%, 6/15/2024	976,000	1,075,806
3.80%, 1/15/2026 (a)	759,000	853,518
7.50%, 8/15/2021	337,000	361,379
Suzano Austria GmbH:
5.00%, 1/15/2030 (a)	757,000	772,428
6.00%, 1/15/2029	1,739,000	1,882,520
		14,251,519
GAS — 0.4%
Atmos Energy Corp.:
2.63%, 9/15/2029 (a)	724,000	789,812
3.00%, 6/15/2027 (a)	784,000	865,497
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	730,000	776,435
4.00%, 4/1/2028	434,000	490,021
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023 (a)	180,000	193,061
3.60%, 12/15/2024 (a)	830,000	910,087
Series A, 2.50%, 11/15/2024	833,000	880,881
Series B, 3.00%, 11/15/2029 (a)	794,000	850,025
National Fuel Gas Co.:
3.75%, 3/1/2023	528,000	539,405
3.95%, 9/15/2027	720,000	702,994
4.75%, 9/1/2028	317,000	320,528
4.90%, 12/1/2021	700,000	719,929
5.20%, 7/15/2025	729,000	774,045
5.50%, 1/15/2026	700,000	743,743
NiSource, Inc.:
2.65%, 11/17/2022	736,000	768,561
2.95%, 9/1/2029 (a)	920,000	1,003,232
Security Description	Principal Amount	Value
3.49%, 5/15/2027	$ 931,000	$ 1,050,857
3.60%, 5/1/2030	2,131,000	2,441,593
3.65%, 6/15/2023	756,000	816,608
ONE Gas, Inc. 3.61%, 2/1/2024	538,000	586,388
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,135,000	1,294,853
Southern California Gas Co.:
3.15%, 9/15/2024	339,000	370,296
3.20%, 6/15/2025	387,000	425,994
Series TT, 2.60%, 6/15/2026	680,000	736,515
Series XX, 2.55%, 2/1/2030	760,000	821,073
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	630,000	660,631
3.25%, 6/15/2026 (a)	684,000	733,843
3.50%, 9/15/2021	615,000	631,568
Southwest Gas Corp.:
2.20%, 6/15/2030	750,000	772,200
3.70%, 4/1/2028	488,000	547,653
		23,218,328
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	866,000	911,604
Snap-on, Inc. 3.25%, 3/1/2027 (a)	435,000	472,214
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030	777,000	807,326
2.90%, 11/1/2022	797,000	840,556
3.40%, 12/1/2021	390,000	402,706
3.40%, 3/1/2026	918,000	1,031,593
4.25%, 11/15/2028 (a)	827,000	988,075
5 year CMT + 2.66%, 4.00%, 3/15/2060 (c)	252,000	252,063
		5,706,137
HEALTH CARE PRODUCTS — 1.1%
Abbott Laboratories:
1.15%, 1/30/2028 (a)	1,060,000	1,067,049
1.40%, 6/30/2030 (a)	520,000	518,643
2.55%, 3/15/2022 (a)	932,000	966,176
2.95%, 3/15/2025	1,290,000	1,418,368
3.40%, 11/30/2023	1,874,000	2,039,549
3.75%, 11/30/2026	2,474,000	2,878,400
3.88%, 9/15/2025	897,000	1,029,514
Baxter International, Inc.:
2.60%, 8/15/2026	1,357,000	1,483,052
3.75%, 10/1/2025 (b)	993,000	1,132,119
3.95%, 4/1/2030 (b)	845,000	1,003,150
Boston Scientific Corp.:
1.90%, 6/1/2025	796,000	823,733
2.65%, 6/1/2030 (a)	1,000,000	1,041,220
3.38%, 5/15/2022	855,000	892,842
3.45%, 3/1/2024	742,000	806,999

233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.75%, 3/1/2026	$ 1,641,000	$ 1,863,044
3.85%, 5/15/2025 (a)	722,000	809,225
4.00%, 3/1/2028	60,000	68,659
4.00%, 3/1/2029	2,922,000	3,344,843
Covidien International Finance SA:
2.95%, 6/15/2023	1,575,000	1,673,973
3.20%, 6/15/2022	837,000	875,552
Danaher Corp. 3.35%, 9/15/2025 (a)	972,000	1,081,000
Dentsply Sirona, Inc. 3.25%, 6/1/2030	2,330,000	2,447,851
DH Europe Finance II Sarl:
2.05%, 11/15/2022	748,000	772,422
2.20%, 11/15/2024	1,034,000	1,087,210
2.60%, 11/15/2029	2,572,000	2,735,811
Edwards Lifesciences Corp. 4.30%, 6/15/2028	745,000	883,116
Medtronic, Inc.:
2.75%, 4/1/2023 (a)	625,000	662,688
3.15%, 3/15/2022	4,413,000	4,626,148
3.50%, 3/15/2025 (a)	2,173,000	2,449,818
3.63%, 3/15/2024	10,000	11,013
Stryker Corp.:
1.15%, 6/15/2025	1,286,000	1,294,951
1.95%, 6/15/2030	2,322,000	2,337,023
3.38%, 5/15/2024	936,000	1,018,639
3.38%, 11/1/2025	539,000	603,055
3.50%, 3/15/2026 (a)	1,650,000	1,852,702
3.65%, 3/7/2028 (a)	751,000	864,874
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	2,165,000	2,339,153
2.95%, 9/19/2026	1,540,000	1,701,438
3.00%, 4/15/2023	2,113,000	2,236,885
3.20%, 8/15/2027 (a)	730,000	813,220
3.65%, 12/15/2025	740,000	831,153
4.13%, 3/25/2025	1,971,000	2,248,103
4.15%, 2/1/2024	1,555,000	1,723,515
4.50%, 3/25/2030 (a)	1,468,000	1,808,840
Zimmer Biomet Holdings, Inc.:
3.05%, 1/15/2026	2,000	2,148
3.15%, 4/1/2022	1,690,000	1,753,020
3.38%, 11/30/2021	793,000	815,505
3.55%, 4/1/2025	1,240,000	1,349,219
3.55%, 3/20/2030	3,018,000	3,258,203
3.70%, 3/19/2023	421,000	447,001
		71,791,834
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029	682,000	701,478
Advocate Health & Hospitals Corp.:
3.83%, 8/15/2028	350,000	396,196
Security Description	Principal Amount	Value
Series 2020, 2.21%, 6/15/2030	$ 565,000	$ 573,577
Aetna, Inc.:
2.75%, 11/15/2022	1,506,000	1,568,002
2.80%, 6/15/2023	1,147,000	1,207,057
3.50%, 11/15/2024	1,413,000	1,535,634
Anthem, Inc.:
2.25%, 5/15/2030	815,000	837,690
2.38%, 1/15/2025	1,943,000	2,059,405
2.88%, 9/15/2029	2,714,000	2,948,462
2.95%, 12/1/2022	881,000	927,975
3.13%, 5/15/2022	1,424,000	1,490,900
3.30%, 1/15/2023	1,798,000	1,914,385
3.35%, 12/1/2024	1,851,000	2,035,878
3.50%, 8/15/2024	991,000	1,086,255
3.65%, 12/1/2027	1,821,000	2,075,011
3.70%, 8/15/2021 (a)	10,000	10,267
4.10%, 3/1/2028	2,659,000	3,113,450
Ascension Health Series B, 2.53%, 11/15/2029	877,000	940,925
Banner Health 2.34%, 1/1/2030	842,000	868,009
CHRISTUS Health Series C, 4.34%, 7/1/2028	500,000	558,980
CommonSpirit Health:
2.76%, 10/1/2024	857,000	882,221
2.95%, 11/1/2022	358,000	369,263
3.35%, 10/1/2029	1,626,000	1,672,341
Dignity Health 3.13%, 11/1/2022	498,000	513,055
HCA, Inc.:
4.13%, 6/15/2029 (a)	2,978,000	3,285,806
4.50%, 2/15/2027 (a)	1,476,000	1,643,629
4.75%, 5/1/2023	2,713,000	2,937,067
5.00%, 3/15/2024	2,012,000	2,234,909
5.25%, 4/15/2025	4,222,000	4,837,863
5.25%, 6/15/2026	2,614,000	3,015,981
Humana, Inc.:
2.90%, 12/15/2022	1,357,000	1,418,594
3.13%, 8/15/2029	732,000	793,115
3.15%, 12/1/2022	961,000	1,010,895
3.85%, 10/1/2024	579,000	634,393
3.95%, 3/15/2027	738,000	838,486
4.88%, 4/1/2030	3,451,000	4,267,369
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	788,000	879,376
3.50%, 4/1/2022	470,000	486,901
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	1,582,000	1,665,118
2.95%, 12/1/2029	1,074,000	1,138,945
3.20%, 2/1/2022	850,000	881,628
3.25%, 9/1/2024	979,000	1,054,138
3.60%, 2/1/2025 (a)	870,000	959,479
3.60%, 9/1/2027	634,000	707,620
3.75%, 8/23/2022	778,000	820,907

234

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.00%, 11/1/2023	$ 242,000	$ 263,853
Mercy Health Series 2018, 4.30%, 7/1/2028	620,000	700,005
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	771,000	805,063
Series H, 2.75%, 10/1/2026	405,000	433,447
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	1,034,000	1,159,972
3.50%, 3/30/2025	871,000	958,910
4.20%, 6/30/2029	890,000	1,036,716
4.25%, 4/1/2024	1,563,000	1,736,008
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	531,432
Series A, 3.82%, 6/1/2027 (a)	523,000	572,261
Stanford Health Care Series 2020, 3.31%, 8/15/2030	600,000	674,526
Sutter Health Series 2018, 3.70%, 8/15/2028 (a)	53,000	58,947
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	766,000	817,008
UnitedHealth Group, Inc.:
1.25%, 1/15/2026	796,000	809,811
2.00%, 5/15/2030	1,176,000	1,230,990
2.38%, 10/15/2022	1,401,000	1,460,010
2.38%, 8/15/2024	864,000	919,676
2.75%, 2/15/2023 (a)	870,000	916,902
2.88%, 12/15/2021	47,000	48,639
2.88%, 3/15/2022	736,000	761,444
2.88%, 3/15/2023	1,367,000	1,449,512
2.88%, 8/15/2029	1,107,000	1,237,050
2.95%, 10/15/2027	977,000	1,090,576
3.10%, 3/15/2026	2,032,000	2,267,102
3.35%, 7/15/2022	1,670,000	1,765,925
3.38%, 11/15/2021	820,000	846,248
3.38%, 4/15/2027	705,000	805,766
3.45%, 1/15/2027 (a)	855,000	975,846
3.50%, 6/15/2023	674,000	731,250
3.50%, 2/15/2024	1,602,000	1,762,296
3.70%, 12/15/2025	1,713,000	1,964,109
3.75%, 7/15/2025	6,123,000	6,984,690
3.85%, 6/15/2028	3,830,000	4,535,065
3.88%, 12/15/2028	1,083,000	1,293,351
		109,403,041
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.50%, 10/15/2024	777,000	809,580
2.60%, 10/15/2025 (a)	817,000	858,414
4.38%, 9/15/2022	709,000	751,490
4.75%, 2/15/2023	221,000	238,664
5.75%, 8/15/2023	515,000	578,154
Security Description	Principal Amount	Value
NVR, Inc.:
3.00%, 5/15/2030	$ 756,000	$ 788,531
3.95%, 9/15/2022	681,000	722,589
		4,747,422
HOME FURNISHINGS — 0.1%
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	561,802
Leggett & Platt, Inc.:
3.40%, 8/15/2022	681,000	701,941
3.50%, 11/15/2027 (a)	733,000	745,945
3.80%, 11/15/2024	357,000	372,440
4.40%, 3/15/2029	917,000	980,741
Whirlpool Corp.:
3.70%, 5/1/2025	722,000	779,023
4.00%, 3/1/2024	754,000	807,753
4.70%, 6/1/2022 (a)	15,000	16,011
4.75%, 2/26/2029	733,000	864,757
		5,830,413
HOUSEHOLD PRODUCTS — 0.0% (f)
Estee Lauder Cos., Inc 2.60%, 4/15/2030	1,076,000	1,172,700
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	609,000	623,080
4.88%, 12/6/2028	703,000	841,674
Church & Dwight Co., Inc.:
2.45%, 8/1/2022 (a)	784,000	809,206
2.88%, 10/1/2022	274,000	286,330
3.15%, 8/1/2027 (a)	762,000	828,705
Clorox Co.:
1.80%, 5/15/2030	812,000	821,590
3.05%, 9/15/2022	708,000	744,908
3.10%, 10/1/2027	702,000	783,179
3.50%, 12/15/2024	727,000	810,169
3.80%, 11/15/2021	340,000	354,804
3.90%, 5/15/2028	804,000	939,136
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	19,000	19,542
2.40%, 6/1/2023	150,000	157,234
2.75%, 2/15/2026	751,000	818,590
3.05%, 8/15/2025 (a)	340,000	375,935
3.10%, 3/26/2030	2,179,000	2,481,576
3.20%, 4/25/2029 (a)	994,000	1,129,303
3.95%, 11/1/2028	636,000	761,241
		13,586,202
INSURANCE — 2.5%
Aflac, Inc.:
2.88%, 10/15/2026	62,000	68,272
3.25%, 3/17/2025	833,000	924,472

235

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.60%, 4/1/2030 (a)	$ 1,187,000	$ 1,381,241
3.63%, 6/15/2023	786,000	861,079
3.63%, 11/15/2024 (a)	1,487,000	1,682,436
Alleghany Corp.:
3.63%, 5/15/2030 (a)	500,000	533,295
4.95%, 6/27/2022	693,000	747,075
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025 (a)	231,000	241,028
Allstate Corp.:
3.15%, 6/15/2023 (a)	1,195,000	1,286,250
3.28%, 12/15/2026	869,000	990,113
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	362,243
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	1,052,000	1,135,076
American Financial Group, Inc.:
3.50%, 8/15/2026 (a)	759,000	809,754
5.25%, 4/2/2030	710,000	840,526
American International Group, Inc.:
2.50%, 6/30/2025 (a)	2,326,000	2,462,676
3.40%, 6/30/2030	1,103,000	1,193,545
3.75%, 7/10/2025	934,000	1,034,181
3.90%, 4/1/2026	1,245,000	1,404,198
4.13%, 2/15/2024 (a)	1,386,000	1,545,182
4.20%, 4/1/2028 (a)	1,965,000	2,221,943
4.25%, 3/15/2029 (a)	4,126,000	4,748,572
4.88%, 6/1/2022	2,054,000	2,215,958
Aon Corp.:
2.20%, 11/15/2022	716,000	743,480
2.80%, 5/15/2030	1,592,000	1,704,300
3.75%, 5/2/2029	1,246,000	1,423,667
4.50%, 12/15/2028	704,000	834,895
8.21%, 1/1/2027	460,000	557,088
Aon PLC:
3.50%, 6/14/2024	932,000	1,011,928
3.88%, 12/15/2025	867,000	985,710
4.00%, 11/27/2023 (a)	816,000	892,076
Arch Capital Finance LLC 4.01%, 12/15/2026	816,000	923,639
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	372,155
Assurant, Inc.:
3.70%, 2/22/2030	500,000	496,685
4.00%, 3/15/2023	430,000	455,486
4.20%, 9/27/2023	660,000	706,919
4.90%, 3/27/2028	724,000	787,328
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	751,000	838,326
Athene Holding, Ltd.:
4.13%, 1/12/2028	1,131,000	1,163,505
6.15%, 4/3/2030	745,000	855,841
Security Description	Principal Amount	Value
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	$ 265,000	$ 323,520
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	718,000	769,804
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	400,000	372,000
AXIS Specialty Finance PLC 4.00%, 12/6/2027	663,000	700,194
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030	805,000	829,585
3.00%, 5/15/2022	827,000	866,828
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	2,721,000	2,881,648
3.00%, 2/11/2023 (a)	1,005,000	1,071,541
3.13%, 3/15/2026	3,319,000	3,712,534
3.40%, 1/31/2022 (a)	309,000	323,721
3.75%, 8/15/2021 (a)	194,000	201,279
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (a)	2,137,000	2,177,795
5.63%, 5/15/2030	726,000	808,183
Brown & Brown, Inc.:
4.20%, 9/15/2024	708,000	769,044
4.50%, 3/15/2029	694,000	746,390
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	747,000	788,825
2.88%, 11/3/2022	1,496,000	1,572,087
3.15%, 3/15/2025 (a)	2,070,000	2,288,695
3.35%, 5/15/2024 (a)	1,185,000	1,303,938
3.35%, 5/3/2026	1,624,000	1,844,653
Cincinnati Financial Corp. 6.92%, 5/15/2028	451,000	591,730
CNA Financial Corp.:
3.45%, 8/15/2027	868,000	930,513
3.90%, 5/1/2029	790,000	866,259
3.95%, 5/15/2024	833,000	905,538
4.50%, 3/1/2026	744,000	838,860
CNO Financial Group, Inc.:
5.25%, 5/30/2025	316,000	349,787
5.25%, 5/30/2029 (a)	1,700,000	1,825,885
Enstar Group, Ltd.:
4.50%, 3/10/2022	542,000	549,691
4.95%, 6/1/2029	820,000	863,066
Equitable Holdings, Inc.:
3.90%, 4/20/2023	815,000	871,651
4.35%, 4/20/2028	2,084,000	2,341,437
Fairfax Financial Holdings, Ltd.:
4.63%, 4/29/2030 (b)	2,463,000	2,652,922
4.85%, 4/17/2028	879,000	931,432
Fidelity National Financial, Inc.:
3.40%, 6/15/2030	750,000	787,605
4.50%, 8/15/2028	705,000	792,138
5.50%, 9/1/2022	696,000	748,966
First American Financial Corp. 4.00%, 5/15/2030	950,000	1,035,671

236

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Globe Life, Inc.:
3.80%, 9/15/2022	$ 138,000	$ 145,596
4.55%, 9/15/2028	760,000	877,268
Hanover Insurance Group, Inc. 4.50%, 4/15/2026 (a)	371,000	400,142
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	751,000	796,608
Kemper Corp. 4.35%, 2/15/2025	452,000	485,968
Lincoln National Corp.:
3.05%, 1/15/2030	848,000	896,785
3.35%, 3/9/2025 (a)	490,000	531,890
3.40%, 1/15/2031 (a)	731,000	793,647
3.63%, 12/12/2026	636,000	701,165
3.80%, 3/1/2028	774,000	858,002
4.00%, 9/1/2023	743,000	806,928
4.20%, 3/15/2022	56,000	59,059
Loews Corp.:
2.63%, 5/15/2023	801,000	845,744
3.20%, 5/15/2030 (a)	1,405,000	1,526,153
3.75%, 4/1/2026 (a)	875,000	984,156
Manulife Financial Corp.:
2.48%, 5/19/2027	946,000	992,231
4.15%, 3/4/2026	1,238,000	1,460,122
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	688,000	728,950
Markel Corp.:
3.35%, 9/17/2029	715,000	762,655
3.50%, 11/1/2027	709,000	758,034
4.90%, 7/1/2022	40,000	42,838
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	880,000	908,116
3.30%, 3/14/2023	791,000	839,623
3.50%, 6/3/2024	938,000	1,027,935
3.50%, 3/10/2025 (a)	853,000	944,382
3.75%, 3/14/2026	770,000	873,118
3.88%, 3/15/2024	2,561,000	2,838,817
4.38%, 3/15/2029	639,000	768,826
Mercury General Corp. 4.40%, 3/15/2027	684,000	721,059
MetLife, Inc.:
3.00%, 3/1/2025	1,467,000	1,616,502
3.60%, 4/10/2024 (a)	1,266,000	1,402,931
3.60%, 11/13/2025	382,000	433,990
3.05%, 12/15/2022	942,000	995,779
Series D, 4.37%, 9/15/2023	724,000	808,498
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	540,965
4.88%, 10/1/2024 (a)	634,000	688,068
PartnerRe Finance B LLC 3.70%, 7/2/2029	1,010,000	1,104,698
Primerica, Inc. 4.75%, 7/15/2022	441,000	467,182
Security Description	Principal Amount	Value
Principal Financial Group, Inc.:
2.13%, 6/15/2030 (a)	$ 1,639,000	$ 1,655,488
3.10%, 11/15/2026	731,000	796,571
3.13%, 5/15/2023 (a)	181,000	191,983
3.30%, 9/15/2022	724,000	762,220
3.40%, 5/15/2025	1,029,000	1,129,945
3.70%, 5/15/2029 (a)	733,000	837,262
Progressive Corp.:
2.45%, 1/15/2027	760,000	811,490
3.20%, 3/26/2030	822,000	933,356
3.75%, 8/23/2021	647,000	668,125
4.00%, 3/1/2029	827,000	991,664
6.63%, 3/1/2029	45,000	62,631
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	686,000	699,720
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (a) (c)	1,174,000	1,312,156
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (c)	677,000	709,787
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (c)	586,000	599,794
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	692,000	735,852
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	762,000	809,564
Series MTN, 1.50%, 3/10/2026	805,000	822,839
Series MTN, 2.10%, 3/10/2030 (a)	1,096,000	1,117,745
Series MTN, 3.50%, 5/15/2024 (a)	705,000	779,074
Series MTN, 3.88%, 3/27/2028 (a)	781,000	893,870
Series MTN, 4.50%, 11/16/2021 (a)	855,000	901,751
Prudential PLC 3.13%, 4/14/2030	3,767,000	4,044,402
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030	689,000	717,042
3.90%, 5/15/2029	768,000	833,357
3.95%, 9/15/2026 (a)	703,000	776,534
Series MTN, 4.70%, 9/15/2023	224,000	247,475
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	403,000	427,083
3.70%, 4/1/2025	50,000	53,464
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (a)	694,000	760,742

237

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	$ 51,000	$ 54,059
Swiss Re America Holding Corp. 7.00%, 2/15/2026 (a)	330,000	420,067
Trinity Acquisition PLC:
3.50%, 9/15/2021	739,000	757,061
4.40%, 3/15/2026	690,000	785,648
Unum Group:
4.00%, 3/15/2024	805,000	855,023
4.00%, 6/15/2029 (a)	1,278,000	1,319,867
4.50%, 3/15/2025	535,000	575,200
Voya Financial, Inc.:
3.13%, 7/15/2024	817,000	871,902
3.65%, 6/15/2026	1,114,000	1,231,081
W R Berkley Corp. 4.63%, 3/15/2022	693,000	734,642
Willis North America, Inc.:
2.95%, 9/15/2029	2,888,000	3,063,446
3.60%, 5/15/2024	792,000	857,372
4.50%, 9/15/2028	836,000	975,436
XLIT, Ltd. 4.45%, 3/31/2025	553,000	622,241
		157,318,019
INTERNET — 1.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	859,000	897,354
3.13%, 11/28/2021	3,202,000	3,279,905
3.40%, 12/6/2027 (a)	3,117,000	3,448,742
3.60%, 11/28/2024	1,474,000	1,603,285
Alphabet, Inc.:
2.00%, 8/15/2026	1,495,000	1,601,250
3.38%, 2/25/2024	2,041,000	2,243,794
Amazon.com, Inc.:
0.40%, 6/3/2023	1,269,000	1,270,472
0.80%, 6/3/2025 (a)	2,064,000	2,081,090
1.20%, 6/3/2027 (a)	2,254,000	2,279,064
1.50%, 6/3/2030	2,354,000	2,389,946
2.40%, 2/22/2023	4,629,000	4,862,394
2.50%, 11/29/2022	1,897,000	1,985,135
2.80%, 8/22/2024	2,954,000	3,211,264
3.15%, 8/22/2027	4,733,000	5,405,701
3.30%, 12/5/2021	1,546,000	1,604,578
3.80%, 12/5/2024 (a)	1,530,000	1,735,005
5.20%, 12/3/2025	967,000	1,184,024
Baidu, Inc.:
2.88%, 7/6/2022	650,000	665,652
3.08%, 4/7/2025	1,281,000	1,345,178
3.43%, 4/7/2030 (a)	750,000	807,247
3.50%, 11/28/2022	708,000	739,633
3.63%, 7/6/2027 (a)	682,000	735,796
3.88%, 9/29/2023	1,283,000	1,366,305
4.13%, 6/30/2025 (a)	580,000	637,954
4.38%, 5/14/2024	726,000	791,028
4.38%, 3/29/2028 (a)	685,000	772,248
Security Description	Principal Amount	Value
4.88%, 11/14/2028 (a)	$ 622,000	$ 731,590
Booking Holdings, Inc.:
2.75%, 3/15/2023	838,000	878,744
3.55%, 3/15/2028	911,000	997,089
3.60%, 6/1/2026	1,085,000	1,192,393
3.65%, 3/15/2025	1,602,000	1,758,451
4.10%, 4/13/2025	2,974,000	3,338,642
4.50%, 4/13/2027	801,000	920,189
4.63%, 4/13/2030	2,031,000	2,391,787
E*TRADE Financial Corp.:
2.95%, 8/24/2022	766,000	797,023
3.80%, 8/24/2027 (a)	586,000	642,432
4.50%, 6/20/2028	720,000	834,048
eBay, Inc.:
1.90%, 3/11/2025	1,753,000	1,809,710
2.60%, 7/15/2022	1,233,000	1,273,060
2.70%, 3/11/2030 (a)	2,356,000	2,492,789
2.75%, 1/30/2023	689,000	721,211
3.45%, 8/1/2024 (a)	859,000	935,253
3.60%, 6/5/2027	1,298,000	1,463,638
3.80%, 3/9/2022	754,000	791,391
Expedia Group, Inc.:
3.25%, 2/15/2030	415,000	386,647
3.80%, 2/15/2028	1,123,000	1,075,935
4.50%, 8/15/2024	647,000	670,745
5.00%, 2/15/2026	916,000	945,184
JD.com, Inc.:
3.38%, 1/14/2030	822,000	877,551
3.88%, 4/29/2026 (a)	652,000	717,493
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	821,000	901,729
2.95%, 4/1/2022	995,000	1,033,795
3.30%, 4/1/2027	840,000	942,278
3.63%, 4/1/2025	872,000	973,370
3.75%, 4/1/2024 (a)	576,000	635,507
Weibo Corp. 3.50%, 7/5/2024 (a)	831,000	859,096
		82,932,814
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.25%, 7/15/2025 (a)	1,401,000	1,359,909
3.50%, 2/10/2023	846,000	849,655
3.63%, 1/19/2022 (a)	960,000	976,752
4.20%, 6/10/2024	1,331,000	1,361,360
4.25%, 3/1/2025	820,000	831,275
FS KKR Capital Corp.:
4.13%, 2/1/2025 (a)	860,000	830,691
4.63%, 7/15/2024 (a)	1,761,000	1,755,136
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025 (a)	3,032,000	3,123,051
Main Street Capital Corp. 5.20%, 5/1/2024	100,000	102,545
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	590,000	576,371

238

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Owl Rock Capital Corp.:
3.75%, 7/22/2025	$ 852,000	$ 829,081
4.00%, 3/30/2025	681,000	672,562
5.25%, 4/15/2024	573,000	593,473
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	359,502
Sixth Street Specialty Lending, Inc. 3.88%, 11/1/2024	799,000	787,902
		15,009,265
IRON/STEEL — 0.2%
Nucor Corp.:
2.00%, 6/1/2025	335,000	346,943
3.95%, 5/1/2028 (a)	692,000	792,423
4.00%, 8/1/2023	1,589,000	1,722,587
4.13%, 9/15/2022 (a)	807,000	859,721
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	593,956
Steel Dynamics, Inc.:
2.40%, 6/15/2025	770,000	793,693
2.80%, 12/15/2024	874,000	911,958
4.13%, 9/15/2025	136,000	138,667
5.00%, 12/15/2026	931,000	981,553
5.25%, 4/15/2023	112,000	112,980
Vale Overseas, Ltd. 6.25%, 8/10/2026	1,729,000	2,033,978
		9,288,459
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	497,000	521,164
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	824,000	823,448
5.75%, 7/1/2022	324,000	338,978
Hyatt Hotels Corp.:
3.38%, 7/15/2023	285,000	286,268
4.38%, 9/15/2028	536,000	543,970
4.85%, 3/15/2026	564,000	594,856
5.38%, 4/23/2025	770,000	812,974
5.75%, 4/23/2030 (a)	872,000	958,642
Las Vegas Sands Corp.:
2.90%, 6/25/2025	724,000	702,743
3.20%, 8/8/2024	1,570,000	1,559,858
3.50%, 8/18/2026	821,000	818,742
3.90%, 8/8/2029	859,000	847,292
Marriott International, Inc.:
3.60%, 4/15/2024	770,000	771,571
3.75%, 3/15/2025	705,000	706,784
3.75%, 10/1/2025	420,000	417,182
4.63%, 6/15/2030 (a)	1,751,000	1,817,625
Series AA, 4.65%, 12/1/2028 (a)	660,000	679,490
Series EE, 5.75%, 5/1/2025	1,454,000	1,580,076
Series N, 3.13%, 10/15/2021	704,000	705,021
Security Description	Principal Amount	Value
Series R, 3.13%, 6/15/2026	$ 829,000	$ 809,643
Series X, 4.00%, 4/15/2028	545,000	540,188
Series Z, 4.15%, 12/1/2023 (a)	633,000	652,984
Sands China, Ltd.:
3.80%, 1/8/2026 (b)	829,000	853,091
4.38%, 6/18/2030 (b)	1,049,000	1,096,184
4.60%, 8/8/2023	2,295,000	2,413,537
5.13%, 8/8/2025	1,543,000	1,677,951
5.40%, 8/8/2028	3,701,000	4,093,158
		27,102,256
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	1,770,000	1,841,632
3.38%, 4/3/2023	595,000	631,944
3.80%, 4/3/2028	1,021,000	1,199,093
Caterpillar Financial Services Corp.:
1.93%, 10/1/2021	791,000	805,024
2.40%, 8/9/2026 (a)	588,000	631,424
Series MTN, 0.95%, 5/13/2022	1,578,000	1,594,064
Series MTN, 1.45%, 5/15/2025	1,503,000	1,544,363
Series MTN, 1.90%, 9/6/2022	1,091,000	1,123,337
Series MTN, 1.95%, 11/18/2022	449,000	464,724
Series MTN, 2.15%, 11/8/2024 (a)	1,694,000	1,793,624
Series MTN, 2.40%, 6/6/2022	719,000	746,006
Series MTN, 2.55%, 11/29/2022 (a)	767,000	805,496
Series MTN, 2.63%, 3/1/2023	741,000	779,036
Series MTN, 2.85%, 6/1/2022 (a)	484,000	504,720
Series MTN, 2.85%, 5/17/2024	1,186,000	1,278,638
Series MTN, 2.95%, 2/26/2022	990,000	1,029,917
Series MTN, 3.25%, 12/1/2024 (a)	725,000	800,618
Series MTN, 3.30%, 6/9/2024 (a)	862,000	944,252
Series MTN, 3.45%, 5/15/2023	850,000	921,340
Series MTN, 3.65%, 12/7/2023	751,000	826,618
Series MTN, 3.75%, 11/24/2023	1,531,000	1,685,692
Caterpillar, Inc.:
2.60%, 6/26/2022	1,639,000	1,696,168
2.60%, 9/19/2029 (a)	1,166,000	1,268,177
2.60%, 4/9/2030 (a)	1,021,000	1,109,990
3.40%, 5/15/2024 (a)	856,000	938,886

239

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Oshkosh Corp.:
3.10%, 3/1/2030 (a)	$ 525,000	$ 527,289
4.60%, 5/15/2028	694,000	777,183
		28,269,255
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
1.95%, 7/2/2023 (e)	805,000	812,156
3.88%, 10/15/2021	1,024,000	1,049,313
4.20%, 1/15/2024 (a)	754,000	806,750
4.38%, 4/5/2022	750,000	786,705
CNH Industrial NV:
4.50%, 8/15/2023	712,000	764,382
Series MTN, 3.85%, 11/15/2027 (a)	254,000	266,304
Crane Co. 4.45%, 12/15/2023 (a)	139,000	148,082
Deere & Co.:
2.60%, 6/8/2022	760,000	788,287
2.75%, 4/15/2025	1,232,000	1,341,796
3.10%, 4/15/2030	700,000	793,639
Dover Corp.:
2.95%, 11/4/2029	392,000	421,177
3.15%, 11/15/2025	559,000	604,385
Flowserve Corp.:
3.50%, 9/15/2022	545,000	563,230
4.00%, 11/15/2023	58,000	59,199
IDEX Corp.:
3.00%, 5/1/2030	817,000	853,708
4.20%, 12/15/2021 (a)	44,000	45,519
John Deere Capital Corp.:
2.80%, 1/27/2023	1,104,000	1,169,975
3.65%, 10/12/2023 (a)	590,000	648,068
Series GMTN, 3.45%, 6/7/2023	937,000	1,014,199
Series MTN, 0.55%, 7/5/2022	774,000	776,438
Series MTN, 0.70%, 7/5/2023 (a)	900,000	903,888
Series MTN, 1.20%, 4/6/2023	370,000	376,900
Series MTN, 1.75%, 3/9/2027	625,000	650,019
Series MTN, 1.95%, 6/13/2022	3,295,000	3,387,557
Series MTN, 2.05%, 1/9/2025 (a)	826,000	872,149
Series MTN, 2.15%, 9/8/2022	762,000	790,224
Series MTN, 2.25%, 9/14/2026	823,000	887,285
Series MTN, 2.45%, 1/9/2030 (a)	839,000	909,845
Series MTN, 2.60%, 3/7/2024 (a)	1,150,000	1,225,325
Series MTN, 2.65%, 1/6/2022	712,000	735,168
Series MTN, 2.65%, 6/24/2024	597,000	641,190
Security Description	Principal Amount	Value
Series MTN, 2.65%, 6/10/2026 (a)	$ 630,000	$ 694,638
Series MTN, 2.70%, 1/6/2023	484,000	510,242
Series MTN, 2.75%, 3/15/2022	1,302,000	1,351,854
Series MTN, 2.80%, 3/6/2023	950,000	1,011,284
Series MTN, 2.80%, 9/8/2027	812,000	906,606
Series MTN, 2.80%, 7/18/2029	804,000	891,347
Series MTN, 2.95%, 4/1/2022	732,000	763,498
Series MTN, 3.05%, 1/6/2028	431,000	479,233
Series MTN, 3.15%, 10/15/2021	819,000	847,059
Series MTN, 3.20%, 1/10/2022	1,354,000	1,409,812
Series MTN, 3.35%, 6/12/2024	1,852,000	2,034,163
Series MTN, 3.40%, 9/11/2025 (a)	519,000	583,927
Series MTN, 3.45%, 1/10/2024 (a)	757,000	828,029
Series MTN, 3.45%, 3/13/2025	1,474,000	1,653,651
Series MTN, 3.45%, 3/7/2029	1,509,000	1,749,399
nVent Finance Sarl:
3.95%, 4/15/2023	735,000	755,242
4.55%, 4/15/2028	1,534,000	1,609,488
Otis Worldwide Corp.:
2.06%, 4/5/2025 (b)	1,979,000	2,075,021
2.29%, 4/5/2027 (a) (b)	962,000	1,005,454
2.57%, 2/15/2030 (b)	4,203,000	4,414,033
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	26,588
3.50%, 3/1/2029	299,000	337,203
Wabtec Corp.:
3.45%, 11/15/2026	815,000	841,553
4.40%, 3/15/2024	852,000	900,828
Westinghouse Air Brake Technologies Corp.:
3.20%, 6/15/2025	930,000	949,716
4.95%, 9/15/2028	1,918,000	2,137,170
Xylem, Inc.:
1.95%, 1/30/2028 (a)	1,040,000	1,050,899
3.25%, 11/1/2026	938,000	1,022,758
4.88%, 10/1/2021	584,000	614,006
		58,547,563
MEDIA — 2.4%
CBS Corp.:
2.90%, 1/15/2027	711,000	743,763
3.38%, 2/15/2028 (a)	745,000	792,635
3.50%, 1/15/2025	750,000	817,162
3.70%, 8/15/2024	842,000	914,303
3.70%, 6/1/2028	730,000	793,269
4.00%, 1/15/2026	773,000	861,501
4.20%, 6/1/2029 (a)	794,000	894,846

240

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	$ 720,000	$ 730,980
3.75%, 2/15/2028	1,332,000	1,452,120
4.20%, 3/15/2028	4,167,000	4,659,373
4.46%, 7/23/2022	4,431,000	4,726,681
4.91%, 7/23/2025	5,201,000	5,959,254
5.05%, 3/30/2029	2,690,000	3,176,298
Class USD, 4.50%, 2/1/2024	4,490,000	4,966,928
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,782,000	2,155,222
Comcast Corp.:
2.35%, 1/15/2027	763,000	815,105
2.65%, 2/1/2030	2,173,000	2,362,833
2.75%, 3/1/2023	2,114,000	2,231,433
2.85%, 1/15/2023	728,000	771,986
3.00%, 2/1/2024	3,538,000	3,805,296
3.10%, 4/1/2025	1,498,000	1,647,635
3.13%, 7/15/2022	2,301,000	2,429,166
3.15%, 3/1/2026	2,916,000	3,241,980
3.15%, 2/15/2028	1,992,000	2,217,136
3.30%, 2/1/2027	3,813,000	4,291,417
3.30%, 4/1/2027	2,263,000	2,539,674
3.38%, 2/15/2025	2,365,000	2,619,143
3.38%, 8/15/2025	2,613,000	2,908,374
3.40%, 4/1/2030 (a)	3,243,000	3,713,397
3.55%, 5/1/2028 (a)	822,000	941,642
3.60%, 3/1/2024	2,419,000	2,662,448
3.70%, 4/15/2024	4,039,000	4,473,112
3.95%, 10/15/2025	4,404,000	5,043,549
4.15%, 10/15/2028	4,871,000	5,835,994
Discovery Communications LLC:
2.95%, 3/20/2023	663,000	696,442
3.45%, 3/15/2025	755,000	819,409
3.63%, 5/15/2030	798,000	872,134
3.80%, 3/13/2024	754,000	816,160
3.90%, 11/15/2024	694,000	756,710
3.95%, 6/15/2025 (a)	813,000	894,438
3.95%, 3/20/2028	2,134,000	2,377,767
4.13%, 5/15/2029	1,138,000	1,291,368
4.90%, 3/11/2026	814,000	936,710
Fox Corp.:
3.05%, 4/7/2025 (a)	1,068,000	1,154,764
3.67%, 1/25/2022	1,623,000	1,698,356
4.03%, 1/25/2024	2,301,000	2,545,918
4.71%, 1/25/2029	2,184,000	2,623,071
FOX Corp. 3.50%, 4/8/2030	1,391,000	1,551,647
Grupo Televisa SAB:
4.63%, 1/30/2026	100,000	109,689
6.63%, 3/18/2025 (a)	675,000	793,206
Security Description	Principal Amount	Value
NBCUniversal Media LLC 2.88%, 1/15/2023 (a)	$ 1,189,000	$ 1,260,518
TCI Communications, Inc.:
7.13%, 2/15/2028	830,000	1,147,691
7.88%, 2/15/2026	115,000	155,559
Thomson Reuters Corp.:
3.35%, 5/15/2026	715,000	776,712
4.30%, 11/23/2023	1,064,000	1,164,803
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,287,000	1,521,015
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	572,000	586,226
3.00%, 2/13/2026	1,627,000	1,802,683
Series GMTN, 3.15%, 9/17/2025	657,000	727,306
Series MTN, 1.85%, 7/30/2026	744,000	768,626
Series MTN, 2.35%, 12/1/2022	1,699,000	1,770,239
Series MTN, 2.45%, 3/4/2022	2,817,000	2,902,947
Series MTN, 2.55%, 2/15/2022	734,000	757,231
Series MTN, 2.95%, 6/15/2027 (a)	806,000	886,084
Viacom, Inc.:
3.88%, 12/15/2021	2,640,000	2,769,175
4.95%, 1/15/2031 (a)	817,000	959,803
ViacomCBS, Inc.:
3.88%, 4/1/2024	1,805,000	1,947,938
4.75%, 5/15/2025	3,689,000	4,215,642
Walt Disney Co.:
1.65%, 9/1/2022 (a)	1,107,000	1,132,538
1.75%, 8/30/2024	1,601,000	1,657,819
1.75%, 1/13/2026	2,421,000	2,489,805
2.00%, 9/1/2029	3,684,000	3,761,622
2.20%, 1/13/2028	1,516,000	1,583,265
3.00%, 9/15/2022	1,382,000	1,458,590
3.35%, 3/24/2025 (a)	2,776,000	3,080,499
3.38%, 11/15/2026	811,000	911,183
3.70%, 9/15/2024	869,000	966,146
3.70%, 10/15/2025	1,588,000	1,791,169
3.80%, 3/22/2030	1,016,000	1,192,225
4.00%, 10/1/2023 (a)	375,000	413,573
		154,692,076
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,065,000	1,115,566
3.25%, 6/15/2025	1,805,000	2,001,763
Timken Co. 3.88%, 9/1/2024	704,000	738,039
		3,855,368

241

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
MINING — 0.2%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	$ 959,000	$ 993,064
3.25%, 11/21/2021	593,000	613,802
3.85%, 9/30/2023	1,735,000	1,907,771
6.42%, 3/1/2026	572,000	722,751
Kinross Gold Corp.:
4.50%, 7/15/2027 (a)	680,000	742,771
5.13%, 9/1/2021 (a)	882,000	906,378
5.95%, 3/15/2024	1,058,000	1,190,842
Newmont Corp.:
2.80%, 10/1/2029	1,910,000	2,016,291
3.50%, 3/15/2022	138,000	142,718
3.70%, 3/15/2023 (a)	104,000	107,952
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	2,546,000	2,883,320
Southern Copper Corp.:
3.50%, 11/8/2022	604,000	632,932
3.88%, 4/23/2025	678,000	735,305
Teck Resources, Ltd. 3.90%, 7/15/2030 (b)	925,000	927,553
		14,523,450
MISCELLANEOUS MANUFACTURER — 0.8%
3M Co.:
1.75%, 2/14/2023 (a)	867,000	895,091
2.00%, 2/14/2025	1,578,000	1,659,772
2.38%, 8/26/2029	1,518,000	1,633,915
2.65%, 4/15/2025	795,000	860,619
2.88%, 10/15/2027	853,000	946,480
3.05%, 4/15/2030	710,000	802,627
Series MTN, 2.00%, 6/26/2022	711,000	733,197
Series MTN, 2.25%, 3/15/2023	1,687,000	1,765,378
Series MTN, 2.25%, 9/19/2026 (a)	720,000	775,253
Series MTN, 2.75%, 3/1/2022	337,000	349,402
Series MTN, 3.00%, 9/14/2021	811,000	834,162
Series MTN, 3.00%, 8/7/2025	915,000	1,015,083
Series MTN, 3.25%, 2/14/2024	1,250,000	1,362,150
Series MTN, 3.38%, 3/1/2029	1,165,000	1,342,138
Series MTN, 3.63%, 9/14/2028	765,000	888,785
Carlisle Cos., Inc.:
2.75%, 3/1/2030	872,000	897,279
3.50%, 12/1/2024	762,000	825,901
3.75%, 11/15/2022	178,000	184,335
3.75%, 12/1/2027	472,000	518,657
Eaton Corp.:
2.75%, 11/2/2022	2,222,000	2,345,899
3.10%, 9/15/2027 (a)	696,000	763,957
Security Description	Principal Amount	Value
General Electric Co.:
3.38%, 3/11/2024	$ 115,000	$ 122,605
3.45%, 5/1/2027 (a)	2,384,000	2,438,713
3.63%, 5/1/2030	831,000	831,258
Class MTN, 5.55%, 1/5/2026	395,000	453,977
Series GMTN, 3.10%, 1/9/2023	2,963,000	3,098,705
Series GMTN, 3.15%, 9/7/2022	1,551,000	1,621,043
Series GMTN, 3.45%, 5/15/2024	2,320,000	2,464,907
Series MTN, 4.65%, 10/17/2021	3,000	3,141
Illinois Tool Works, Inc.:
2.65%, 11/15/2026 (a)	1,536,000	1,693,010
3.38%, 9/15/2021	392,000	402,639
3.50%, 3/1/2024	2,376,000	2,600,366
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,413,000	1,506,583
3.25%, 3/1/2027	760,000	825,010
3.25%, 6/14/2029	2,174,000	2,398,183
Series MTN, 3.30%, 11/21/2024	563,000	612,004
Series MTN, 3.50%, 9/15/2022 (a)	205,000	216,351
Pentair Finance Sarl 4.50%, 7/1/2029	504,000	553,513
Textron, Inc.:
3.00%, 6/1/2030	882,000	879,795
3.38%, 3/1/2028	20,000	20,405
3.65%, 3/15/2027	907,000	943,226
3.88%, 3/1/2025	363,000	389,553
3.90%, 9/17/2029	120,000	126,859
4.00%, 3/15/2026	706,000	747,979
4.30%, 3/1/2024	627,000	666,526
Trane Technologies Global Holding Co. Ltd. 4.25%, 6/15/2023	597,000	655,560
Trane Technologies Global Holding Co., Ltd. 3.75%, 8/21/2028	712,000	794,193
Trane Technologies Luxembourg Finance SA:
3.50%, 3/21/2026	264,000	288,607
3.55%, 11/1/2024	572,000	629,824
3.80%, 3/21/2029	877,000	990,589
		50,375,204
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022 (a)	158,000	157,120
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	1,807,000	1,919,395

242

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
OIL & GAS — 4.1%
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	$ 20,000	$ 20,369
2.52%, 9/19/2022 (a)	934,000	968,866
2.75%, 5/10/2023 (a)	1,793,000	1,893,031
2.94%, 4/6/2023	1,270,000	1,343,698
3.02%, 1/16/2027	1,239,000	1,342,878
3.12%, 5/4/2026	1,589,000	1,736,300
3.19%, 4/6/2025	2,230,000	2,430,856
3.22%, 11/28/2023 (a)	1,532,000	1,644,035
3.22%, 4/14/2024 (a)	811,000	871,833
3.25%, 5/6/2022	2,236,000	2,343,127
3.41%, 2/11/2026	2,538,000	2,807,713
3.54%, 4/6/2027	1,866,000	2,075,533
3.59%, 4/14/2027	751,000	831,665
3.63%, 4/6/2030	1,376,000	1,560,797
3.79%, 2/6/2024	2,171,000	2,373,619
3.80%, 9/21/2025	858,000	971,736
3.94%, 9/21/2028	3,195,000	3,657,924
4.23%, 11/6/2028 (a)	3,172,000	3,696,934
BP Capital Markets PLC:
2.50%, 11/6/2022	972,000	1,010,870
2.75%, 5/10/2023	568,000	597,877
3.06%, 3/17/2022	792,000	823,458
3.25%, 5/6/2022	328,000	343,396
3.28%, 9/19/2027	1,987,000	2,167,698
3.51%, 3/17/2025	747,000	826,309
3.54%, 11/4/2024	949,000	1,043,653
3.56%, 11/1/2021	2,325,000	2,414,117
3.72%, 11/28/2028	874,000	986,527
3.81%, 2/10/2024	1,117,000	1,226,734
3.99%, 9/26/2023	857,000	940,755
Canadian Natural Resources, Ltd.:
2.05%, 7/15/2025	1,500,000	1,502,670
2.95%, 1/15/2023	1,420,000	1,466,633
2.95%, 7/15/2030	1,500,000	1,498,935
3.45%, 11/15/2021	919,000	941,865
3.80%, 4/15/2024	575,000	612,082
3.85%, 6/1/2027	1,411,000	1,508,726
3.90%, 2/1/2025 (a)	487,000	522,697
Chevron Corp.:
1.14%, 5/11/2023 (a)	500,000	508,570
1.55%, 5/11/2025	2,081,000	2,140,288
2.00%, 5/11/2027	837,000	874,732
2.24%, 5/11/2030	3,983,000	4,185,376
2.36%, 12/5/2022	2,959,000	3,080,556
2.41%, 3/3/2022	820,000	843,936
2.50%, 3/3/2022 (a)	843,000	871,308
2.57%, 5/16/2023 (a)	919,000	968,525
2.90%, 3/3/2024 (a)	1,574,000	1,692,743
2.95%, 5/16/2026 (a)	1,407,000	1,559,800
3.19%, 6/24/2023 (a)	6,786,000	7,276,017
3.33%, 11/17/2025 (a)	1,461,000	1,636,992
Security Description	Principal Amount	Value
Cimarex Energy Co.:
3.90%, 5/15/2027	$ 1,309,000	$ 1,327,928
4.38%, 6/1/2024 (a)	716,000	755,996
4.38%, 3/15/2029 (a)	732,000	751,076
CNOOC Finance 2013, Ltd. 2.88%, 9/30/2029 (a)	839,000	892,117
Concho Resources, Inc.:
3.75%, 10/1/2027	1,203,000	1,284,395
4.30%, 8/15/2028 (a)	1,793,000	1,967,441
4.38%, 1/15/2025	1,860,000	1,923,017
ConocoPhillips Co.:
2.40%, 12/15/2022	29,000	30,117
3.35%, 11/15/2024	33,000	36,105
4.95%, 3/15/2026	1,117,000	1,336,524
6.95%, 4/15/2029	2,322,000	3,242,998
Devon Energy Corp. 5.85%, 12/15/2025	860,000	953,989
Diamondback Energy, Inc.:
2.88%, 12/1/2024	1,029,000	1,029,381
3.25%, 12/1/2026	3,583,000	3,595,075
3.50%, 12/1/2029	1,090,000	1,054,880
4.75%, 5/31/2025 (a)	1,257,000	1,346,624
5.38%, 5/31/2025	60,000	61,967
Eni USA, Inc. 7.30%, 11/15/2027	791,000	990,364
EOG Resources, Inc.:
2.63%, 3/15/2023 (a)	1,344,000	1,407,531
3.15%, 4/1/2025	827,000	904,209
4.15%, 1/15/2026 (a)	761,000	875,523
4.38%, 4/15/2030 (a)	1,486,000	1,771,446
Exxon Mobil Corp.:
1.57%, 4/15/2023	4,917,000	5,045,580
1.90%, 8/16/2022	718,000	738,836
2.02%, 8/16/2024	6,080,000	6,346,426
2.28%, 8/16/2026 (a)	1,596,000	1,696,755
2.40%, 3/6/2022 (a)	3,329,000	3,429,669
2.44%, 8/16/2029 (a)	2,772,000	2,943,975
2.61%, 10/15/2030	781,000	836,818
2.71%, 3/6/2025	2,602,000	2,792,180
2.73%, 3/1/2023	6,591,000	6,934,787
2.99%, 3/19/2025	3,575,000	3,883,522
3.04%, 3/1/2026	3,305,000	3,629,452
3.18%, 3/15/2024 (a)	811,000	879,724
3.29%, 3/19/2027	827,000	930,590
3.48%, 3/19/2030	1,381,000	1,576,025
Helmerich & Payne, Inc. 4.65%, 3/15/2025	694,000	746,182
Hess Corp.:
3.50%, 7/15/2024	315,000	319,536
4.30%, 4/1/2027 (a)	1,755,000	1,817,338
HollyFrontier Corp. 5.88%, 4/1/2026	4,045,000	4,453,181
Husky Energy, Inc.:
3.95%, 4/15/2022	3,806,000	3,893,957
4.00%, 4/15/2024	10,000	10,233
4.40%, 4/15/2029	713,000	712,294

243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Marathon Oil Corp.:
2.80%, 11/1/2022	$ 1,211,000	$ 1,222,178
3.85%, 6/1/2025 (a)	2,103,000	2,129,855
4.40%, 7/15/2027	1,510,000	1,489,343
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,084,000	1,153,875
3.80%, 4/1/2028	630,000	669,129
4.50%, 5/1/2023	1,166,000	1,256,796
4.70%, 5/1/2025	1,486,000	1,663,547
4.75%, 12/15/2023	897,000	984,583
5.13%, 4/1/2024	34,000	34,044
5.13%, 12/15/2026	2,394,000	2,767,464
5.38%, 10/1/2022	1,010,000	1,015,383
Newfield Exploration Co.:
5.38%, 1/1/2026	754,000	706,083
5.63%, 7/1/2024	783,000	751,641
5.75%, 1/30/2022	832,000	832,649
Noble Energy, Inc.:
3.25%, 10/15/2029	210,000	191,123
3.85%, 1/15/2028 (a)	1,664,000	1,604,529
3.90%, 11/15/2024	1,117,000	1,121,502
Ovintiv, Inc. 3.90%, 11/15/2021 (a)	3,073,000	3,053,486
Phillips 66:
3.70%, 4/6/2023	1,746,000	1,871,328
3.85%, 4/9/2025	2,789,000	3,094,702
3.90%, 3/15/2028 (a)	2,830,000	3,183,382
4.30%, 4/1/2022	1,866,000	1,979,863
Pioneer Natural Resources Co. 4.45%, 1/15/2026 (a)	1,050,000	1,214,808
Shell International Finance B.V.:
1.75%, 9/12/2021	1,339,000	1,357,425
2.00%, 11/7/2024	1,886,000	1,974,793
2.25%, 1/6/2023 (a)	1,311,000	1,366,744
2.38%, 8/21/2022	1,136,000	1,184,246
2.38%, 4/6/2025	4,764,000	5,059,559
2.38%, 11/7/2029	1,084,000	1,138,861
2.50%, 9/12/2026	2,233,000	2,410,836
2.75%, 4/6/2030 (a)	2,406,000	2,610,366
2.88%, 5/10/2026 (a)	1,883,000	2,068,137
3.25%, 5/11/2025	3,053,000	3,380,801
3.40%, 8/12/2023	690,000	746,546
3.50%, 11/13/2023	1,130,000	1,230,536
3.88%, 11/13/2028	4,575,000	5,324,659
Suncor Energy, Inc.:
2.80%, 5/15/2023	1,425,000	1,487,614
3.10%, 5/15/2025	832,000	888,368
3.60%, 12/1/2024	918,000	995,635
9.25%, 10/15/2021	493,000	538,538
Tosco Corp. 8.13%, 2/15/2030	161,000	235,926
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,635,000	1,738,512
Total Capital International SA:
2.43%, 1/10/2025	1,377,000	1,461,878
Security Description	Principal Amount	Value
2.70%, 1/25/2023	$ 1,636,000	$ 1,722,561
2.83%, 1/10/2030 (a)	1,478,000	1,605,389
2.88%, 2/17/2022	1,758,000	1,822,782
3.46%, 2/19/2029	1,943,000	2,197,999
3.70%, 1/15/2024 (a)	1,624,000	1,783,639
3.75%, 4/10/2024 (a)	2,215,000	2,449,568
Total Capital SA:
3.88%, 10/11/2028 (a)	4,774,000	5,533,591
4.25%, 12/15/2021 (a)	832,000	878,384
Valero Energy Corp.:
2.70%, 4/15/2023 (a)	1,576,000	1,635,573
2.85%, 4/15/2025	4,305,000	4,548,405
3.40%, 9/15/2026	1,094,000	1,191,990
3.65%, 3/15/2025	756,000	822,279
4.00%, 4/1/2029	841,000	937,866
4.35%, 6/1/2028	882,000	997,454
		259,119,275
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	2,852,000	2,973,296
3.14%, 11/7/2029 (a)	756,000	790,738
3.34%, 12/15/2027	1,801,000	1,923,774
4.49%, 5/1/2030	755,000	870,825
Halliburton Co.:
2.92%, 3/1/2030 (a)	891,000	844,579
3.25%, 11/15/2021	109,000	111,360
3.50%, 8/1/2023	4,032,000	4,221,867
3.80%, 11/15/2025 (a)	365,000	393,667
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	892,000	897,807
3.60%, 12/1/2029	491,000	479,373
Schlumberger Investment SA:
2.65%, 6/26/2030	2,500,000	2,546,925
3.65%, 12/1/2023	1,474,000	1,582,648
TechnipFMC PLC 3.45%, 10/1/2022	652,000	657,542
		18,294,401
PACKAGING & CONTAINERS — 0.3%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	240,000	275,496
Bemis Co., Inc.:
2.63%, 6/19/2030	875,000	899,894
3.10%, 9/15/2026	555,000	594,916
4.50%, 10/15/2021	482,000	497,034
Packaging Corp. of America:
3.00%, 12/15/2029	1,491,000	1,615,066
3.40%, 12/15/2027	490,000	539,230
3.65%, 9/15/2024	601,000	654,615
4.50%, 11/1/2023	1,183,000	1,305,973

244

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Sonoco Products Co. 3.13%, 5/1/2030	$ 1,181,000	$ 1,236,637
WestRock MWV LLC 8.20%, 1/15/2030	275,000	384,689
WestRock RKT LLC:
4.00%, 3/1/2023 (a)	617,000	656,809
4.90%, 3/1/2022	562,000	596,439
WRKCo, Inc.:
3.00%, 9/15/2024	529,000	560,989
3.38%, 9/15/2027	1,136,000	1,218,360
3.75%, 3/15/2025	1,726,000	1,885,034
3.90%, 6/1/2028	744,000	822,633
4.00%, 3/15/2028	842,000	935,201
4.65%, 3/15/2026	695,000	806,721
4.90%, 3/15/2029	741,000	882,042
		16,367,778
PHARMACEUTICALS — 6.4%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	4,296,000	4,377,839
2.30%, 11/21/2022 (b)	4,615,000	4,774,217
2.60%, 11/21/2024 (b)	3,424,000	3,633,001
2.80%, 3/15/2023 (b)	823,000	854,562
2.85%, 5/14/2023	1,556,000	1,641,004
2.90%, 11/6/2022	4,307,000	4,516,406
2.95%, 11/21/2026 (b)	5,786,000	6,289,787
3.20%, 11/6/2022	85,000	89,383
3.20%, 5/14/2026	8,598,000	9,449,202
3.20%, 11/21/2029 (b)	9,071,000	9,957,146
3.25%, 10/1/2022 (a) (b)	4,749,000	4,973,580
3.38%, 11/14/2021	2,956,000	3,062,534
3.45%, 3/15/2022 (b)	5,288,000	5,499,467
3.60%, 5/14/2025	3,606,000	3,986,685
3.75%, 11/14/2023	1,900,000	2,075,902
3.80%, 3/15/2025 (b)	3,798,000	4,209,741
3.85%, 6/15/2024 (b)	1,792,000	1,967,903
4.25%, 11/14/2028 (a)	3,037,000	3,582,719
AmerisourceBergen Corp.:
2.80%, 5/15/2030 (a)	750,000	790,478
3.25%, 3/1/2025	716,000	782,538
3.40%, 5/15/2024	860,000	930,228
3.45%, 12/15/2027	1,371,000	1,539,784
AstraZeneca PLC:
2.38%, 6/12/2022	1,836,000	1,899,305
3.13%, 6/12/2027	720,000	798,214
3.38%, 11/16/2025	2,311,000	2,591,902
3.50%, 8/17/2023	6,738,000	7,291,325
4.00%, 1/17/2029	705,000	841,798
Becton Dickinson & Co.:
3.70%, 6/6/2027	5,265,000	5,877,741
3.73%, 12/15/2024	1,932,000	2,132,677
Becton Dickinson and Co.:
2.82%, 5/20/2030	2,273,000	2,403,061
2.89%, 6/6/2022	3,200,000	3,312,480
3.13%, 11/8/2021	500,000	514,750
Security Description	Principal Amount	Value
3.36%, 6/6/2024	$ 3,572,000	$ 3,844,544
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	600,000	617,826
2.60%, 5/16/2022 (a) (b)	1,771,000	1,839,272
2.75%, 2/15/2023 (a) (b)	2,146,000	2,260,639
2.90%, 7/26/2024 (b)	8,501,000	9,180,570
3.20%, 6/15/2026 (b)	2,940,000	3,296,887
3.25%, 8/15/2022 (b)	2,123,000	2,241,145
3.25%, 2/20/2023 (b)	736,000	784,495
3.25%, 11/1/2023 (a)	398,000	431,082
3.25%, 2/27/2027 (a)	696,000	800,337
3.40%, 7/26/2029 (b)	3,038,000	3,507,827
3.45%, 11/15/2027 (b)	1,248,000	1,435,774
3.55%, 8/15/2022 (b)	913,000	970,154
3.63%, 5/15/2024 (b)	2,980,000	3,279,311
3.88%, 8/15/2025 (b)	5,424,000	6,174,139
3.90%, 2/20/2028 (a) (b)	1,439,000	1,690,681
4.00%, 8/15/2023 (b)	2,836,000	3,125,924
7.15%, 6/15/2023	189,000	224,037
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,812,000	1,872,267
3.08%, 6/15/2024	704,000	751,626
3.20%, 3/15/2023	845,000	892,337
3.41%, 6/15/2027	1,546,000	1,731,288
3.50%, 11/15/2024	685,000	742,759
3.75%, 9/15/2025	777,000	868,437
Cigna Corp.:
2.40%, 3/15/2030	2,498,000	2,592,774
3.00%, 7/15/2023 (b)	3,854,000	4,072,406
3.05%, 11/30/2022 (b)	704,000	740,622
3.05%, 10/15/2027 (a) (b)	699,000	758,331
3.25%, 4/15/2025 (b)	1,062,000	1,158,780
3.40%, 3/1/2027 (b)	2,340,000	2,583,898
3.75%, 7/15/2023	2,848,000	3,091,532
3.90%, 2/15/2022 (a) (b)	1,183,000	1,241,819
4.13%, 11/15/2025	4,342,000	4,979,275
4.38%, 10/15/2028	4,618,000	5,468,820
4.50%, 2/25/2026 (b)	135,000	157,083
CVS Health Corp.:
2.63%, 8/15/2024	2,319,000	2,466,071
2.75%, 12/1/2022 (a)	2,267,000	2,364,073
2.88%, 6/1/2026	2,137,000	2,312,255
3.00%, 8/15/2026 (a)	2,681,000	2,926,231
3.25%, 8/15/2029	2,379,000	2,624,798
3.38%, 8/12/2024 (a)	1,036,000	1,127,665
3.50%, 7/20/2022	2,645,000	2,785,873
3.63%, 4/1/2027	2,096,000	2,362,150
3.70%, 3/9/2023	8,234,000	8,838,129
3.75%, 4/1/2030 (a)	2,722,000	3,122,951
3.88%, 7/20/2025	4,394,000	4,928,706
4.00%, 12/5/2023 (a)	2,498,000	2,740,955
4.10%, 3/25/2025	7,289,000	8,237,226
4.30%, 3/25/2028 (a)	13,579,000	15,847,236
4.75%, 12/1/2022	967,000	1,047,667
6.25%, 6/1/2027	336,000	425,641

245

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Eli Lilly & Co.:
2.35%, 5/15/2022 (a)	$ 1,500,000	$ 1,553,700
2.75%, 6/1/2025	1,690,000	1,846,815
3.10%, 5/15/2027 (a)	290,000	325,479
3.38%, 3/15/2029	1,563,000	1,804,218
5.50%, 3/15/2027	55,000	69,440
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	1,986,000	2,071,398
2.88%, 6/1/2022	2,786,000	2,905,324
3.00%, 6/1/2024 (a)	1,345,000	1,454,860
3.38%, 6/1/2029	745,000	856,348
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	2,154,000	2,279,794
3.38%, 5/15/2023 (a)	2,062,000	2,223,228
3.63%, 5/15/2025 (a)	2,059,000	2,324,899
3.88%, 5/15/2028	3,130,000	3,689,863
Johnson & Johnson:
2.05%, 3/1/2023	722,000	751,588
2.25%, 3/3/2022	1,396,000	1,438,536
2.45%, 12/5/2021	147,000	151,291
2.45%, 3/1/2026	2,882,000	3,150,977
2.63%, 1/15/2025	1,244,000	1,350,536
2.90%, 1/15/2028	2,040,000	2,293,001
2.95%, 3/3/2027	2,026,000	2,258,787
3.38%, 12/5/2023	863,000	949,153
McKesson Corp.:
2.70%, 12/15/2022	283,000	294,776
2.85%, 3/15/2023	548,000	573,307
3.80%, 3/15/2024 (a)	1,142,000	1,255,264
3.95%, 2/16/2028	817,000	934,395
4.75%, 5/30/2029 (a)	1,511,000	1,822,342
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	901,000	1,043,079
Merck & Co., Inc.:
0.75%, 2/24/2026	1,405,000	1,403,988
1.45%, 6/24/2030 (a)	1,580,000	1,583,286
2.35%, 2/10/2022	1,786,000	1,841,812
2.40%, 9/15/2022	1,223,000	1,272,776
2.75%, 2/10/2025	3,606,000	3,914,638
2.80%, 5/18/2023	3,123,000	3,326,651
2.90%, 3/7/2024	2,829,000	3,051,614
3.40%, 3/7/2029	711,000	822,286
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	500,000	632,750
Mylan NV 3.95%, 6/15/2026	2,947,000	3,292,418
Mylan, Inc.:
4.20%, 11/29/2023	889,000	971,864
4.55%, 4/15/2028 (a)	2,258,000	2,611,129
Novartis Capital Corp.:
1.75%, 2/14/2025 (a)	1,013,000	1,058,960
2.00%, 2/14/2027	2,138,000	2,271,796
2.40%, 5/17/2022	509,000	527,991
2.40%, 9/21/2022	1,743,000	1,815,317
3.00%, 11/20/2025	2,772,000	3,075,395
Security Description	Principal Amount	Value
3.10%, 5/17/2027	$ 1,789,000	$ 2,008,403
3.40%, 5/6/2024	5,732,000	6,313,167
Perrigo Finance Unlimited Co.:
3.15%, 6/15/2030	540,000	547,258
3.50%, 12/15/2021	504,000	512,850
3.90%, 12/15/2024	688,000	730,780
4.38%, 3/15/2026	1,369,000	1,495,427
Pfizer, Inc.:
0.80%, 5/28/2025	861,000	864,823
1.70%, 5/28/2030	1,906,000	1,938,192
2.20%, 12/15/2021	1,562,000	1,601,456
2.63%, 4/1/2030 (a)	2,510,000	2,762,255
2.75%, 6/3/2026 (a)	988,000	1,095,158
2.80%, 3/11/2022	685,000	712,845
2.95%, 3/15/2024	1,067,000	1,155,774
3.00%, 6/15/2023	2,066,000	2,215,372
3.00%, 12/15/2026	1,609,000	1,816,915
3.20%, 9/15/2023	1,908,000	2,063,025
3.40%, 5/15/2024	1,279,000	1,418,334
3.45%, 3/15/2029	2,772,000	3,233,787
3.60%, 9/15/2028 (a)	1,106,000	1,303,720
5.80%, 8/12/2023	712,000	823,008
Pharmacia LLC 6.60%, 12/1/2028	4,433,000	6,131,548
Sanofi:
3.38%, 6/19/2023	856,000	926,295
3.63%, 6/19/2028	870,000	1,026,217
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	4,903,000	4,997,383
2.88%, 9/23/2023	4,243,000	4,496,350
3.20%, 9/23/2026	4,163,000	4,624,011
Takeda Pharmaceutical Co., Ltd.:
2.05%, 3/31/2030	1,645,000	1,646,793
4.00%, 11/26/2021	819,000	854,233
4.40%, 11/26/2023	3,584,000	3,990,139
5.00%, 11/26/2028 (a)	1,086,000	1,339,071
Upjohn, Inc.:
1.13%, 6/22/2022 (b)	705,000	709,646
1.65%, 6/22/2025 (a) (b)	1,680,000	1,713,449
2.30%, 6/22/2027 (a) (b)	1,125,000	1,163,835
2.70%, 6/22/2030 (a) (b)	1,250,000	1,287,737
Wyeth LLC 6.45%, 2/1/2024	1,493,000	1,794,646
Zoetis, Inc.:
2.00%, 5/15/2030	2,278,000	2,341,784
3.00%, 9/12/2027 (a)	802,000	885,079
3.25%, 2/1/2023	1,108,000	1,169,139
3.90%, 8/20/2028	755,000	890,198
4.50%, 11/13/2025	849,000	991,191
		402,952,046
PIPELINES — 3.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	10,155

246

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	$ 452,000	$ 454,893
4.45%, 7/15/2027	663,000	692,563
4.80%, 5/3/2029	364,000	383,084
4.95%, 12/15/2024	689,000	738,636
5.95%, 6/1/2026	703,000	790,889
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (b)	1,209,000	1,235,864
5.13%, 6/30/2027	4,195,000	4,609,760
5.88%, 3/31/2025	1,529,000	1,716,746
7.00%, 6/30/2024	4,999,000	5,693,211
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	713,000	812,521
Enable Midstream Partners L.P.:
3.90%, 5/15/2024 (a)	831,000	814,355
4.15%, 9/15/2029	845,000	735,539
4.40%, 3/15/2027	1,742,000	1,612,622
4.95%, 5/15/2028	806,000	747,259
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	528,000	544,421
5.88%, 10/15/2025	741,000	884,050
Enbridge, Inc.:
2.50%, 1/15/2025	2,653,000	2,772,730
2.90%, 7/15/2022	1,942,009	2,013,591
3.13%, 11/15/2029 (a)	850,000	888,692
3.50%, 6/10/2024	858,000	923,637
3.70%, 7/15/2027	795,000	876,050
4.00%, 10/1/2023	7,202,000	7,815,322
4.25%, 12/1/2026	778,000	882,905
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	2,370,000	2,428,894
3.60%, 2/1/2023	832,000	862,676
3.75%, 5/15/2030	1,981,000	1,968,064
4.05%, 3/15/2025 (a)	1,598,000	1,697,571
4.20%, 4/15/2027	918,000	959,604
4.25%, 3/15/2023	2,693,000	2,834,221
4.50%, 4/15/2024	1,116,000	1,209,577
4.75%, 1/15/2026	1,643,000	1,792,874
4.90%, 2/1/2024 (a)	574,000	623,083
5.20%, 2/1/2022	889,000	931,201
5.25%, 4/15/2029	2,547,000	2,780,789
5.50%, 6/1/2027	385,000	430,068
5.88%, 1/15/2024	1,708,000	1,904,283
Energy Transfer Partners L.P.:
4.95%, 6/15/2028	1,513,000	1,629,728
Series 5Y, 4.20%, 9/15/2023	777,000	826,293
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	2,855,000	3,056,991
5.00%, 10/1/2022	836,000	889,312
5.88%, 3/1/2022	1,195,000	1,260,988
Enterprise Products Operating LLC:
2.80%, 1/31/2030 (a)	2,509,000	2,615,959
Security Description	Principal Amount	Value
3.13%, 7/31/2029	$ 1,942,000	$ 2,082,737
3.35%, 3/15/2023	2,318,000	2,457,683
3.50%, 2/1/2022	3,831,000	3,997,763
3.70%, 2/15/2026 (a)	534,000	600,729
3.75%, 2/15/2025	1,642,000	1,818,958
3.90%, 2/15/2024	1,491,000	1,632,034
3.95%, 2/15/2027	1,132,000	1,286,824
4.05%, 2/15/2022	817,000	862,654
4.15%, 10/16/2028	831,000	947,814
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	685,000	616,431
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	697,000	608,746
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	513,000	481,389
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023	3,831,000	4,034,809
3.50%, 9/1/2023	993,000	1,058,320
3.95%, 9/1/2022	2,311,000	2,437,620
4.15%, 3/1/2022	673,000	706,017
4.15%, 2/1/2024	870,000	945,037
4.25%, 9/1/2024	725,000	798,892
4.30%, 5/1/2024	738,000	807,689
5.00%, 10/1/2021	724,000	752,620
Kinder Morgan, Inc.:
3.15%, 1/15/2023	2,152,000	2,254,306
4.30%, 6/1/2025	1,381,000	1,551,471
4.30%, 3/1/2028	2,109,000	2,389,033
Magellan Midstream Partners L.P.:
3.25%, 6/1/2030	1,131,000	1,197,367
5.00%, 3/1/2026 (a)	972,000	1,117,858
MPLX L.P.:
3.38%, 3/15/2023 (a)	3,529,000	3,685,335
3.50%, 12/1/2022	955,000	994,575
4.00%, 2/15/2025	687,000	736,856
4.00%, 3/15/2028 (a)	1,146,000	1,211,391
4.13%, 3/1/2027	1,054,000	1,124,808
4.25%, 12/1/2027	886,000	963,897
4.50%, 7/15/2023	770,000	828,220
4.80%, 2/15/2029 (a)	1,383,000	1,538,325
4.88%, 12/1/2024	2,834,000	3,143,756
4.88%, 6/1/2025 (a)	1,131,000	1,262,716
5.25%, 1/15/2025	873,000	907,728
6.38%, 5/1/2024	696,000	719,455
Northwest Pipeline LLC 4.00%, 4/1/2027	604,000	660,818
ONEOK Partners L.P.:
3.38%, 10/1/2022 (a)	2,382,000	2,464,774
4.90%, 3/15/2025	1,752,000	1,907,770
5.00%, 9/15/2023 (a)	515,000	555,381

247

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
ONEOK, Inc.:
2.20%, 9/15/2025 (a)	$ 1,241,000	$ 1,217,173
2.75%, 9/1/2024	624,000	628,443
3.10%, 3/15/2030	1,855,000	1,775,291
3.40%, 9/1/2029	742,000	722,211
4.00%, 7/13/2027	826,000	838,084
4.25%, 2/1/2022	662,000	688,434
4.35%, 3/15/2029	278,000	291,230
4.55%, 7/15/2028	892,000	935,565
5.85%, 1/15/2026	2,035,000	2,325,985
7.50%, 9/1/2023	1,004,000	1,154,700
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	1,412,000	1,453,089
3.55%, 10/1/2026 (a)	450,000	488,434
3.61%, 2/15/2025 (a)	745,000	794,893
3.75%, 3/1/2028	834,000	890,770
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	706,000	713,738
3.55%, 12/15/2029 (a)	897,000	870,368
3.60%, 11/1/2024	1,561,000	1,597,918
3.65%, 6/1/2022	826,000	843,437
3.80%, 9/15/2030	1,764,000	1,735,229
3.85%, 10/15/2023	695,000	720,958
4.50%, 12/15/2026	1,411,000	1,495,462
4.65%, 10/15/2025	2,282,000	2,437,861
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,684,000	1,808,498
4.50%, 5/15/2030 (b)	831,000	921,612
5.00%, 3/15/2027	1,514,000	1,690,759
5.63%, 4/15/2023 (a)	1,957,000	2,140,293
5.63%, 3/1/2025	5,708,000	6,537,487
5.75%, 5/15/2024	1,865,000	2,100,960
5.88%, 6/30/2026	3,175,000	3,731,673
6.25%, 3/15/2022	1,121,000	1,194,493
Spectra Energy Partners L.P.:
3.38%, 10/15/2026 (a)	899,000	976,907
3.50%, 3/15/2025	489,000	534,687
4.75%, 3/15/2024 (a)	749,000	837,217
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	799,000	826,054
3.90%, 7/15/2026	874,000	920,427
4.00%, 10/1/2027	823,000	839,888
4.25%, 4/1/2024	785,000	837,383
4.65%, 2/15/2022	711,000	742,341
5.95%, 12/1/2025	710,000	810,465
TC PipeLines L.P.:
3.90%, 5/25/2027	796,000	836,986
4.38%, 3/13/2025	1,406,000	1,505,784
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	585,000	746,975
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	962,000	992,236
3.75%, 10/16/2023	846,000	912,995
Security Description	Principal Amount	Value
4.10%, 4/15/2030 (a)	$ 3,160,000	$ 3,606,982
4.25%, 5/15/2028	3,301,000	3,774,066
4.88%, 1/15/2026 (a)	1,693,000	1,991,865
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030 (b)	3,881,000	4,147,159
4.00%, 3/15/2028	699,000	775,771
7.85%, 2/1/2026	1,021,000	1,331,200
Valero Energy Partners L.P.:
4.38%, 12/15/2026 (a)	784,000	888,876
4.50%, 3/15/2028 (a)	667,000	766,930
Williams Cos., Inc.:
3.35%, 8/15/2022	805,000	838,295
3.60%, 3/15/2022 (a)	2,078,000	2,157,359
3.70%, 1/15/2023 (a)	860,000	909,364
3.75%, 6/15/2027	824,000	881,301
3.90%, 1/15/2025	2,471,000	2,698,233
4.00%, 11/15/2021	674,000	695,945
4.00%, 9/15/2025	953,000	1,055,619
4.30%, 3/4/2024	1,837,000	2,008,557
4.50%, 11/15/2023	701,000	768,065
4.55%, 6/24/2024 (a)	1,760,000	1,951,928
7.88%, 9/1/2021	852,000	915,781
		218,730,966
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026	710,000	805,971
5.25%, 3/15/2025	670,000	753,964
		1,559,935
REAL ESTATE INVESTMENT TRUSTS — 4.4%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	159,000	168,763
3.45%, 4/30/2025	825,000	916,921
3.80%, 4/15/2026	989,000	1,112,961
3.90%, 6/15/2023 (a)	834,000	904,740
3.95%, 1/15/2027	519,000	581,789
3.95%, 1/15/2028	1,304,000	1,476,976
4.00%, 1/15/2024 (a)	848,000	937,354
4.30%, 1/15/2026	459,000	527,038
4.50%, 7/30/2029	701,000	842,672
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	811,000	782,291
3.30%, 7/15/2026	919,000	938,225
3.63%, 11/15/2027	855,000	875,657
3.75%, 4/15/2023 (a)	1,049,000	1,074,847
4.13%, 7/1/2024 (a)	456,000	478,057
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	714,000	766,936
4.90%, 2/15/2029	567,000	633,679

248

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
American Tower Corp.:
1.30%, 9/15/2025	$ 425,000	$ 426,466
2.10%, 6/15/2030	1,875,000	1,888,144
2.25%, 1/15/2022	780,000	799,016
2.40%, 3/15/2025	1,016,000	1,067,278
2.75%, 1/15/2027	1,286,000	1,374,194
2.90%, 1/15/2030	825,000	879,681
2.95%, 1/15/2025	1,134,000	1,219,129
3.00%, 6/15/2023	801,000	854,787
3.13%, 1/15/2027 (a)	701,000	762,099
3.38%, 5/15/2024	2,006,000	2,179,579
3.38%, 10/15/2026 (a)	1,186,000	1,314,444
3.45%, 9/15/2021	1,412,000	1,463,369
3.50%, 1/31/2023	1,570,000	1,676,995
3.55%, 7/15/2027	1,013,000	1,123,164
3.60%, 1/15/2028	700,000	777,679
3.80%, 8/15/2029	1,640,000	1,858,399
3.95%, 3/15/2029	764,000	869,952
4.00%, 6/1/2025	722,000	810,474
4.40%, 2/15/2026 (a)	3,609,000	4,156,702
4.70%, 3/15/2022	1,126,000	1,202,973
5.00%, 2/15/2024	864,000	985,081
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	356,000	371,262
Series GMTN, 2.95%, 5/11/2026	919,000	993,310
Series GMTN, 3.45%, 6/1/2025	364,000	405,707
Series GMTN, 3.50%, 11/15/2024	387,000	425,700
Series GMTN, 3.50%, 11/15/2025	200,000	221,900
Series GMTN, 4.20%, 12/15/2023	130,000	143,603
Series MTN, 2.30%, 3/1/2030 (a)	1,439,000	1,514,029
Series MTN, 2.90%, 10/15/2026	707,000	764,479
Series MTN, 3.20%, 1/15/2028	684,000	759,295
Series MTN, 3.30%, 6/1/2029	825,000	929,824
Series MTN, 3.35%, 5/15/2027	547,000	606,760
Boston Properties L.P.:
2.75%, 10/1/2026	1,810,000	1,939,650
2.90%, 3/15/2030	695,000	725,955
3.13%, 9/1/2023	810,000	857,409
3.20%, 1/15/2025	862,000	926,262
3.40%, 6/21/2029	746,000	822,696
3.65%, 2/1/2026 (a)	1,044,000	1,158,464
3.80%, 2/1/2024	780,000	849,397
3.85%, 2/1/2023	1,702,000	1,818,587
4.50%, 12/1/2028 (a)	854,000	1,020,761
Security Description	Principal Amount	Value
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	$ 275,000	$ 283,289
3.95%, 11/15/2027	300,000	306,756
4.10%, 10/1/2024	752,000	782,418
4.55%, 10/1/2029	752,000	789,893
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	1,273,000	1,301,999
3.65%, 6/15/2024	554,000	573,041
3.85%, 2/1/2025	920,000	950,921
3.90%, 3/15/2027	687,000	702,224
4.05%, 7/1/2030	1,014,000	1,039,766
4.13%, 6/15/2026	703,000	736,097
4.13%, 5/15/2029	709,000	734,900
Camden Property Trust:
2.80%, 5/15/2030 (a)	740,000	801,072
2.95%, 12/15/2022 (a)	375,000	390,758
3.15%, 7/1/2029	710,000	788,427
4.10%, 10/15/2028	658,000	773,940
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,129,000	1,218,338
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	313,188
4.15%, 4/1/2025	50,000	52,701
Corporate Office Properties L.P.:
3.60%, 5/15/2023	531,000	546,383
5.00%, 7/1/2025	514,000	550,453
Crown Castle International Corp.:
1.35%, 7/15/2025 (a)	750,000	756,045
2.25%, 9/1/2021	700,000	710,990
3.10%, 11/15/2029	744,000	800,008
3.15%, 7/15/2023	613,000	653,574
3.20%, 9/1/2024	873,000	946,210
3.65%, 9/1/2027	725,000	806,374
3.70%, 6/15/2026	818,000	914,090
3.80%, 2/15/2028	1,383,000	1,554,907
4.00%, 3/1/2027	371,000	421,842
4.30%, 2/15/2029	698,000	809,191
4.45%, 2/15/2026	1,514,000	1,740,086
4.88%, 4/15/2022	1,351,000	1,447,772
5.25%, 1/15/2023	3,180,000	3,535,842
CubeSmart L.P.:
3.13%, 9/1/2026	721,000	766,034
4.00%, 11/15/2025	731,000	808,976
4.38%, 12/15/2023	619,000	677,607
4.38%, 2/15/2029	398,000	463,192
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	895,000	941,289
3.45%, 11/15/2029	821,000	854,160
Digital Realty Trust L.P.:
2.75%, 2/1/2023	649,000	680,152

249

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.60%, 7/1/2029 (a)	$ 1,038,000	$ 1,184,815
3.63%, 10/1/2022	519,000	549,377
3.70%, 8/15/2027	1,397,000	1,592,259
3.95%, 7/1/2022 (a)	568,000	601,739
4.45%, 7/15/2028	861,000	1,028,637
4.75%, 10/1/2025	560,000	653,794
Duke Realty L.P.:
1.75%, 7/1/2030	750,000	746,092
2.88%, 11/15/2029 (a)	805,000	875,953
3.25%, 6/30/2026	429,000	469,811
3.38%, 12/15/2027	738,000	822,804
3.75%, 12/1/2024	543,000	601,834
4.00%, 9/15/2028	500,000	583,985
EPR Properties:
3.75%, 8/15/2029	692,000	608,192
4.50%, 4/1/2025	210,000	197,379
4.50%, 6/1/2027	681,000	630,606
4.75%, 12/15/2026	669,000	637,617
4.95%, 4/15/2028 (a)	576,000	549,878
Equinix, Inc.:
1.25%, 7/15/2025 (a)	1,379,000	1,380,600
1.80%, 7/15/2027	904,000	906,179
2.15%, 7/15/2030	855,000	851,298
2.63%, 11/18/2024	1,353,000	1,440,309
2.90%, 11/18/2026	823,000	886,931
3.20%, 11/18/2029	1,587,000	1,722,070
5.38%, 5/15/2027	2,470,000	2,691,188
5.88%, 1/15/2026	968,000	1,021,163
ERP Operating L.P.:
2.50%, 2/15/2030	4,000	4,270
2.85%, 11/1/2026	833,000	906,171
3.00%, 4/15/2023	555,000	584,620
3.00%, 7/1/2029	2,615,000	2,886,071
3.25%, 8/1/2027	711,000	786,693
3.38%, 6/1/2025	820,000	900,368
3.50%, 3/1/2028	770,000	870,778
4.15%, 12/1/2028	695,000	822,435
4.63%, 12/15/2021	171,000	179,083
Essex Portfolio L.P.:
3.00%, 1/15/2030	400,000	436,076
3.25%, 5/1/2023	699,000	736,068
3.38%, 4/15/2026	624,000	677,271
3.50%, 4/1/2025	361,000	394,533
3.63%, 8/15/2022 (a)	701,000	733,512
3.63%, 5/1/2027	105,000	116,522
3.88%, 5/1/2024	577,000	626,426
4.00%, 3/1/2029	741,000	861,694
Federal Realty Investment Trust:
3.20%, 6/15/2029	887,000	917,672
3.25%, 7/15/2027	247,000	258,686
3.95%, 1/15/2024	1,016,000	1,082,660
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	270,000	271,774
4.00%, 1/15/2030	617,000	611,638
Security Description	Principal Amount	Value
5.25%, 6/1/2025	$ 887,000	$ 964,382
5.30%, 1/15/2029	1,037,000	1,122,107
5.38%, 11/1/2023	697,000	744,682
5.38%, 4/15/2026	2,384,000	2,608,454
5.75%, 6/1/2028	839,000	929,604
HCP, Inc.:
3.25%, 7/15/2026	796,000	868,826
3.40%, 2/1/2025	764,000	829,322
3.50%, 7/15/2029	862,000	938,434
3.88%, 8/15/2024 (a)	736,000	809,416
4.00%, 6/1/2025 (a)	821,000	908,995
4.20%, 3/1/2024	690,000	751,741
4.25%, 11/15/2023	140,000	152,691
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	733,000	775,565
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	189,000	190,453
3.50%, 8/1/2026	754,000	814,878
3.70%, 4/15/2023 (a)	515,000	539,988
3.75%, 7/1/2027	484,000	511,956
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	812,000	848,475
3.15%, 8/1/2022	657,000	689,009
Highwoods Realty L.P.:
3.88%, 3/1/2027	502,000	531,422
4.13%, 3/15/2028	535,000	573,584
4.20%, 4/15/2029 (a)	600,000	648,792
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024 (a)	757,000	775,925
Series C, 4.75%, 3/1/2023	687,000	712,117
Series D, 3.75%, 10/15/2023	495,000	504,653
Series E, 4.00%, 6/15/2025	734,000	761,738
Series F, 4.50%, 2/1/2026 (a)	139,000	143,794
Series H, 3.38%, 12/15/2029	761,000	725,895
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	2,202,000	2,282,021
4.65%, 4/1/2029	657,000	708,969
Kilroy Realty L.P.:
3.05%, 2/15/2030	206,000	204,881
3.45%, 12/15/2024	1,447,000	1,497,486
3.80%, 1/15/2023	755,000	781,651
4.25%, 8/15/2029	365,000	398,562
4.38%, 10/1/2025	170,000	182,597
4.75%, 12/15/2028	695,000	779,429
Kimco Realty Corp.:
2.70%, 3/1/2024 (a)	836,000	857,343
2.80%, 10/1/2026 (a)	706,000	721,567
3.13%, 6/1/2023	925,000	942,621
3.30%, 2/1/2025	999,000	1,057,342
3.40%, 11/1/2022 (a)	303,000	317,123
3.80%, 4/1/2027 (a)	447,000	477,342
Kite Realty Group L.P. 4.00%, 10/1/2026	636,000	590,195

250

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Life Storage L.P.:
3.50%, 7/1/2026	$ 245,000	$ 263,363
3.88%, 12/15/2027	746,000	810,417
4.00%, 6/15/2029	688,000	752,101
Mid-America Apartments L.P.:
3.60%, 6/1/2027	842,000	935,563
3.75%, 6/15/2024	76,000	82,205
3.95%, 3/15/2029	822,000	945,127
4.00%, 11/15/2025	876,000	981,987
4.20%, 6/15/2028	442,000	509,790
4.30%, 10/15/2023	712,000	779,918
National Retail Properties, Inc.:
2.50%, 4/15/2030	1,911,000	1,825,655
3.30%, 4/15/2023	335,000	348,544
3.50%, 10/15/2027	500,000	523,925
3.60%, 12/15/2026	106,000	112,242
3.90%, 6/15/2024	411,000	434,805
4.00%, 11/15/2025	615,000	668,616
4.30%, 10/15/2028	2,374,000	2,576,858
Office Properties Income Trust:
4.00%, 7/15/2022 (a)	351,000	347,437
4.15%, 2/1/2022	112,000	111,195
4.25%, 5/15/2024	727,000	709,457
4.50%, 2/1/2025	642,000	622,772
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	1,063,000	1,045,269
4.38%, 8/1/2023	834,000	866,301
4.50%, 1/15/2025	700,000	720,041
4.50%, 4/1/2027	1,244,000	1,304,608
4.75%, 1/15/2028 (a)	215,000	228,410
4.95%, 4/1/2024	595,000	628,183
5.25%, 1/15/2026	3,990,000	4,294,557
Physicians Realty L.P.:
3.95%, 1/15/2028	707,000	721,918
4.30%, 3/15/2027 (a)	557,000	582,232
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023 (a)	301,000	306,800
Prologis L.P.:
2.13%, 4/15/2027	1,134,000	1,194,839
2.25%, 4/15/2030	812,000	853,712
3.25%, 10/1/2026	347,000	388,598
3.75%, 11/1/2025	728,000	835,693
3.88%, 9/15/2028	193,000	228,250
4.25%, 8/15/2023 (a)	1,278,000	1,414,260
4.38%, 2/1/2029 (a)	515,000	630,602
Public Storage:
2.37%, 9/15/2022 (a)	748,000	777,785
3.09%, 9/15/2027 (a)	507,000	568,322
3.39%, 5/1/2029	890,000	1,028,217
Rayonier, Inc. 3.75%, 4/1/2022	243,000	245,274
Realty Income Corp.:
3.00%, 1/15/2027	1,527,000	1,617,200
Security Description	Principal Amount	Value
3.25%, 10/15/2022	$ 1,041,000	$ 1,096,902
3.25%, 6/15/2029 (a)	823,000	885,853
3.65%, 1/15/2028	853,000	937,626
3.88%, 7/15/2024	358,000	390,907
3.88%, 4/15/2025	886,000	968,531
4.13%, 10/15/2026	685,000	782,893
4.65%, 8/1/2023	1,036,000	1,143,827
Regency Centers Corp. 3.75%, 11/15/2022	67,000	70,103
Regency Centers L.P.:
2.95%, 9/15/2029	743,000	750,549
3.60%, 2/1/2027	1,323,000	1,402,631
3.70%, 6/15/2030	946,000	1,017,877
4.13%, 3/15/2028	756,000	825,847
Sabra Health Care L.P.:
3.90%, 10/15/2029	1,546,000	1,409,952
4.80%, 6/1/2024	1,691,000	1,696,749
5.13%, 8/15/2026	640,000	647,571
Simon Property Group L.P.:
2.00%, 9/13/2024	3,431,000	3,506,756
2.35%, 1/30/2022	510,000	519,557
2.45%, 9/13/2029 (a)	1,132,000	1,114,092
2.63%, 6/15/2022 (a)	779,000	800,072
2.75%, 2/1/2023	851,000	881,534
2.75%, 6/1/2023	845,000	878,597
3.25%, 11/30/2026	813,000	877,877
3.30%, 1/15/2026	2,149,000	2,298,162
3.38%, 10/1/2024 (a)	669,000	719,329
3.38%, 6/15/2027 (a)	2,362,000	2,503,389
3.38%, 12/1/2027 (a)	875,000	931,166
3.50%, 9/1/2025	674,000	726,633
3.75%, 2/1/2024 (a)	786,000	844,879
SITE Centers Corp.:
3.63%, 2/1/2025	646,000	651,239
4.25%, 2/1/2026 (a)	589,000	588,741
4.70%, 6/1/2027	716,000	734,559
SL Green Operating Partnership L.P. 3.25%, 10/15/2022 (a)	817,000	817,580
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	302,000	309,351
Spirit Realty L.P.:
3.20%, 1/15/2027	405,000	388,083
3.40%, 1/15/2030	678,000	639,273
4.00%, 7/15/2029	575,000	564,455
4.45%, 9/15/2026	308,000	319,251
STORE Capital Corp.:
4.50%, 3/15/2028	728,000	734,821
4.63%, 3/15/2029	726,000	750,720
Tanger Properties L.P.:
3.13%, 9/1/2026	390,000	359,545
3.88%, 7/15/2027 (a)	773,000	720,080
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	580,000	633,145
Series MTN, 2.95%, 9/1/2026	730,000	779,187

251

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/15/2030 (a)	$ 803,000	$ 865,369
Series MTN, 3.50%, 7/1/2027	687,000	749,668
Series MTN, 3.75%, 7/1/2024 (a)	25,000	27,258
Series MTN, 4.00%, 10/1/2025	150,000	168,221
Series MTN, 4.40%, 1/26/2029	612,000	713,280
Ventas Realty L.P.:
2.65%, 1/15/2025 (a)	1,070,000	1,082,423
3.00%, 1/15/2030	250,000	247,908
3.10%, 1/15/2023	513,000	526,025
3.13%, 6/15/2023	607,000	622,296
3.25%, 10/15/2026	2,786,000	2,854,257
3.50%, 4/15/2024	1,210,000	1,260,058
3.50%, 2/1/2025	1,761,000	1,826,668
3.75%, 5/1/2024 (a)	751,000	783,789
3.85%, 4/1/2027	550,000	580,811
4.00%, 3/1/2028 (a)	1,490,000	1,572,531
4.13%, 1/15/2026	1,319,000	1,415,946
4.40%, 1/15/2029	176,000	191,898
4.75%, 11/15/2030	847,000	954,044
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	747,000	766,250
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	899,000	865,189
3.40%, 1/15/2028	400,000	403,672
3.95%, 8/15/2027	872,000	905,110
4.60%, 2/6/2024	760,000	812,942
4.63%, 11/1/2025	2,377,000	2,565,401
4.88%, 6/1/2026	827,000	913,926
Vornado Realty L.P. 3.50%, 1/15/2025 (a)	858,000	847,961
Washington Real Estate Investment Trust 3.95%, 10/15/2022 (a)	125,000	127,715
Welltower, Inc.:
2.70%, 2/15/2027	948,000	979,530
3.10%, 1/15/2030	1,000,000	1,035,270
3.63%, 3/15/2024	1,726,000	1,843,023
3.75%, 3/15/2023	863,000	911,207
3.95%, 9/1/2023	714,000	769,228
4.00%, 6/1/2025	3,520,000	3,887,277
4.13%, 3/15/2029	635,000	699,465
4.25%, 4/1/2026	769,000	861,226
4.25%, 4/15/2028	842,000	935,125
4.50%, 1/15/2024	941,000	1,030,103
Weyerhaeuser Co.:
3.25%, 3/15/2023	683,000	716,576
4.00%, 11/15/2029	600,000	675,882
4.63%, 9/15/2023	738,000	823,091
6.95%, 10/1/2027	647,000	817,387
8.50%, 1/15/2025 (a)	12,000	15,398
Security Description	Principal Amount	Value
WP Carey, Inc.:
3.85%, 7/15/2029	$ 728,000	$ 755,810
4.00%, 2/1/2025	510,000	532,216
4.25%, 10/1/2026	300,000	320,205
4.60%, 4/1/2024	702,000	751,786
		281,417,384
RETAIL — 2.8%
Advance Auto Parts, Inc.:
3.90%, 4/15/2030 (b)	1,126,000	1,204,099
4.50%, 1/15/2022	385,000	402,641
4.50%, 12/1/2023	748,000	814,467
AutoNation, Inc.:
3.50%, 11/15/2024	595,000	613,457
3.80%, 11/15/2027	817,000	844,141
4.50%, 10/1/2025 (a)	737,000	792,754
4.75%, 6/1/2030	822,000	892,396
AutoZone, Inc.:
2.88%, 1/15/2023 (a)	427,000	445,451
3.13%, 7/15/2023	802,000	853,023
3.13%, 4/18/2024	707,000	761,114
3.13%, 4/21/2026	733,000	798,853
3.25%, 4/15/2025	282,000	308,626
3.63%, 4/15/2025	845,000	942,876
3.70%, 4/15/2022	706,000	738,716
3.75%, 6/1/2027	377,000	422,866
3.75%, 4/18/2029 (a)	752,000	851,302
4.00%, 4/15/2030 (a)	795,000	923,766
Best Buy Co., Inc. 4.45%, 10/1/2028 (a)	763,000	884,157
Costco Wholesale Corp.:
1.38%, 6/20/2027	3,146,000	3,220,529
1.60%, 4/20/2030	2,624,000	2,657,955
2.30%, 5/18/2022 (a)	707,000	731,780
2.75%, 5/18/2024	1,160,000	1,256,825
3.00%, 5/18/2027 (a)	1,319,000	1,484,811
Darden Restaurants, Inc. 3.85%, 5/1/2027	950,000	976,040
Dollar General Corp.:
3.25%, 4/15/2023	799,000	852,709
3.50%, 4/3/2030	1,211,000	1,361,770
3.88%, 4/15/2027 (a)	727,000	834,625
4.13%, 5/1/2028 (a)	1,107,000	1,294,548
4.15%, 11/1/2025 (a)	587,000	677,515
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,852,000	1,983,788
4.00%, 5/15/2025	3,074,000	3,456,559
4.20%, 5/15/2028	1,507,000	1,748,979
Home Depot Inc 2.50%, 4/15/2027	1,282,000	1,403,611
Home Depot, Inc.:
2.13%, 9/15/2026	1,006,000	1,083,502
2.63%, 6/1/2022	1,301,000	1,357,086
2.70%, 4/1/2023	872,000	920,710
2.70%, 4/15/2030	2,371,000	2,606,440
2.80%, 9/14/2027 (a)	1,881,000	2,101,698

252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
2.95%, 6/15/2029	$ 2,376,000	$ 2,666,894
3.00%, 4/1/2026 (a)	770,000	862,269
3.25%, 3/1/2022	1,408,000	1,478,006
3.35%, 9/15/2025	1,986,000	2,240,903
3.75%, 2/15/2024 (a)	1,562,000	1,724,932
3.90%, 12/6/2028 (a)	2,342,000	2,807,683
Kohl's Corp.:
3.25%, 2/1/2023	750,000	728,370
4.25%, 7/17/2025 (a)	725,000	706,331
9.50%, 5/15/2025 (a)	735,000	838,995
Lowe's Cos., Inc.:
2.50%, 4/15/2026 (a)	2,105,000	2,276,978
3.10%, 5/3/2027	781,000	869,214
3.12%, 4/15/2022	1,343,000	1,396,317
3.13%, 9/15/2024	1,758,000	1,913,196
3.38%, 9/15/2025 (a)	844,000	944,250
3.65%, 4/5/2029	1,550,000	1,775,075
3.80%, 11/15/2021	50,000	51,816
3.88%, 9/15/2023	795,000	870,247
4.00%, 4/15/2025	1,121,000	1,277,749
4.50%, 4/15/2030 (a)	3,399,000	4,168,330
6.50%, 3/15/2029	825,000	1,104,650
McDonald's Corp.:
Class MTN, 3.30%, 7/1/2025	1,436,000	1,596,933
Class MTN, 3.50%, 7/1/2027	984,000	1,118,956
Class MTN, 3.60%, 7/1/2030	845,000	973,356
Series MTN, 1.45%, 9/1/2025 (a)	1,390,000	1,426,265
Series MTN, 2.13%, 3/1/2030 (a)	2,829,000	2,904,280
Series MTN, 2.63%, 1/15/2022	1,843,000	1,904,353
Series MTN, 2.63%, 9/1/2029	2,201,000	2,356,787
Series MTN, 3.25%, 6/10/2024	673,000	738,059
Series MTN, 3.35%, 4/1/2023	1,423,000	1,525,043
Series MTN, 3.38%, 5/26/2025 (a)	834,000	925,039
Series MTN, 3.50%, 3/1/2027 (a)	1,177,000	1,330,187
Series MTN, 3.70%, 1/30/2026	1,848,000	2,099,550
Series MTN, 3.80%, 4/1/2028 (a)	833,000	974,010
Nordstrom, Inc.:
4.00%, 10/15/2021	547,000	545,408
4.00%, 3/15/2027	11,000	9,177
6.95%, 3/15/2028	718,000	696,848
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	436,000	490,251
3.60%, 9/1/2027 (a)	564,000	632,402
3.80%, 9/1/2022	331,000	348,583
3.85%, 6/15/2023	375,000	401,250
3.90%, 6/1/2029 (a)	881,000	1,012,692
4.20%, 4/1/2030	2,080,000	2,454,275
4.35%, 6/1/2028	713,000	834,060
Security Description	Principal Amount	Value
4.63%, 9/15/2021	$ 483,000	$ 500,900
Ross Stores, Inc.:
4.60%, 4/15/2025	1,642,000	1,887,610
4.70%, 4/15/2027	1,413,000	1,639,575
4.80%, 4/15/2030	851,000	1,017,353
Starbucks Corp.:
1.30%, 5/7/2022	820,000	830,931
2.00%, 3/12/2027	818,000	857,231
2.25%, 3/12/2030 (a)	1,056,000	1,097,765
2.45%, 6/15/2026	1,641,000	1,752,703
2.70%, 6/15/2022	784,000	814,168
3.10%, 3/1/2023	1,521,000	1,616,869
3.50%, 3/1/2028	839,000	946,904
3.55%, 8/15/2029 (a)	769,000	875,345
3.80%, 8/15/2025	1,824,000	2,059,314
3.85%, 10/1/2023 (a)	1,169,000	1,279,880
4.00%, 11/15/2028	734,000	862,061
Target Corp.:
2.25%, 4/15/2025	2,381,000	2,546,884
2.35%, 2/15/2030	1,008,000	1,083,993
2.50%, 4/15/2026 (a)	1,477,000	1,621,200
2.65%, 9/15/2030	375,000	412,669
2.90%, 1/15/2022	1,030,000	1,071,231
3.38%, 4/15/2029 (a)	2,524,000	2,911,081
3.50%, 7/1/2024 (a)	764,000	852,532
TJX Cos., Inc.:
2.25%, 9/15/2026 (a)	1,648,000	1,755,252
2.50%, 5/15/2023	523,000	548,292
3.50%, 4/15/2025	1,504,000	1,673,621
3.75%, 4/15/2027 (a)	1,465,000	1,674,685
3.88%, 4/15/2030	1,896,000	2,228,919
Walgreen Co. 3.10%, 9/15/2022	1,812,000	1,896,965
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (a)	794,000	820,607
3.45%, 6/1/2026	3,356,000	3,633,273
3.80%, 11/18/2024 (a)	2,371,000	2,608,195
Walmart, Inc.:
2.35%, 12/15/2022	1,706,000	1,786,028
2.38%, 9/24/2029	730,000	795,707
2.55%, 4/11/2023 (a)	2,380,000	2,508,258
2.65%, 12/15/2024 (a)	1,396,000	1,511,058
2.85%, 7/8/2024	2,080,000	2,256,675
3.05%, 7/8/2026	1,144,000	1,290,741
3.25%, 7/8/2029	2,241,000	2,599,762
3.30%, 4/22/2024	1,888,000	2,069,796
3.40%, 6/26/2023	6,192,000	6,732,747
3.55%, 6/26/2025	1,911,000	2,164,379
3.70%, 6/26/2028	4,183,000	4,942,591
5.88%, 4/5/2027	1,263,000	1,626,113
7.55%, 2/15/2030	6,000	9,201
		179,177,218

253

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022 (a)	$ 847,000	$ 881,092
SEMICONDUCTORS — 2.4%
Altera Corp. 4.10%, 11/15/2023	700,000	776,405
Analog Devices, Inc.:
2.50%, 12/5/2021	760,000	777,944
2.88%, 6/1/2023	602,000	631,582
2.95%, 4/1/2025 (a)	638,000	690,227
3.13%, 12/5/2023 (a)	822,000	883,510
3.50%, 12/5/2026	1,190,000	1,339,226
3.90%, 12/15/2025	834,000	946,365
Applied Materials, Inc.:
1.75%, 6/1/2030	1,802,000	1,841,302
3.30%, 4/1/2027 (a)	1,336,000	1,524,336
3.90%, 10/1/2025	782,000	898,354
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	1,192,000	1,237,999
3.00%, 1/15/2022	295,000	302,738
3.13%, 1/15/2025	3,435,000	3,667,687
3.50%, 1/15/2028 (a)	4,304,000	4,552,685
3.63%, 1/15/2024	1,017,000	1,093,346
3.88%, 1/15/2027	7,781,000	8,403,947
Broadcom, Inc.:
2.25%, 11/15/2023 (b)	2,858,000	2,952,457
3.15%, 11/15/2025 (b)	3,580,000	3,810,874
3.46%, 9/15/2026 (b)	1,951,000	2,092,174
3.63%, 10/15/2024 (b)	775,000	842,960
4.11%, 9/15/2028 (b)	4,285,000	4,684,833
4.25%, 4/15/2026 (b)	2,457,000	2,731,299
4.70%, 4/15/2025 (b)	4,072,000	4,591,221
4.75%, 4/15/2029 (b)	2,127,000	2,413,975
5.00%, 4/15/2030 (b)	6,331,000	7,266,975
Intel Corp.:
2.35%, 5/11/2022	5,508,000	5,697,145
2.45%, 11/15/2029	4,177,000	4,508,946
2.60%, 5/19/2026 (a)	1,162,000	1,271,414
2.70%, 12/15/2022	2,411,000	2,548,716
2.88%, 5/11/2024 (a)	1,607,000	1,737,183
3.10%, 7/29/2022 (a)	744,000	785,716
3.15%, 5/11/2027 (a)	907,000	1,017,591
3.30%, 10/1/2021	2,548,000	2,644,671
3.40%, 3/25/2025	2,259,000	2,534,553
3.70%, 7/29/2025	3,614,000	4,105,396
3.75%, 3/25/2027	50,000	58,377
3.90%, 3/25/2030	1,394,000	1,690,225
KLA Corp.:
4.10%, 3/15/2029	1,105,000	1,305,038
4.65%, 11/1/2024	1,781,000	2,039,459
Lam Research Corp.:
1.90%, 6/15/2030	1,347,000	1,373,442
3.75%, 3/15/2026	770,000	882,612
Security Description	Principal Amount	Value
3.80%, 3/15/2025	$ 115,000	$ 130,051
4.00%, 3/15/2029	1,102,000	1,308,261
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	878,000	945,106
4.88%, 6/22/2028	832,000	1,002,851
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023 (a)	310,000	325,596
3.45%, 6/15/2027 (a)	739,000	796,191
Microchip Technology, Inc. 4.33%, 6/1/2023	1,694,000	1,829,656
Micron Technology, Inc.:
2.50%, 4/24/2023	2,409,000	2,503,650
4.19%, 2/15/2027	1,645,000	1,842,910
4.64%, 2/6/2024	806,000	886,237
4.66%, 2/15/2030	2,635,000	3,064,953
4.98%, 2/6/2026	904,000	1,038,741
5.33%, 2/6/2029 (a)	686,000	820,010
NVIDIA Corp.:
2.20%, 9/16/2021 (a)	2,105,000	2,146,216
2.85%, 4/1/2030 (a)	1,012,000	1,124,403
3.20%, 9/16/2026	844,000	955,788
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	4,965,000	5,563,630
5.35%, 3/1/2026 (b)	769,000	912,718
5.55%, 12/1/2028 (b)	637,000	777,618
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025 (b)	500,000	523,570
3.15%, 5/1/2027 (b)	760,000	803,632
3.40%, 5/1/2030 (b)	892,000	960,033
3.88%, 6/18/2026 (b)	779,000	869,434
4.30%, 6/18/2029 (b)	1,186,000	1,349,383
QUALCOMM, Inc.:
2.15%, 5/20/2030	2,333,000	2,434,625
2.60%, 1/30/2023	2,309,000	2,422,880
2.90%, 5/20/2024	2,643,000	2,844,634
3.00%, 5/20/2022	2,908,000	3,042,466
3.25%, 5/20/2027	1,952,000	2,212,943
3.45%, 5/20/2025	3,498,000	3,896,667
Texas Instruments, Inc.:
1.38%, 3/12/2025	1,669,000	1,717,835
1.75%, 5/4/2030	466,000	473,782
1.85%, 5/15/2022	726,000	744,201
2.25%, 5/1/2023	743,000	778,144
2.25%, 9/4/2029	2,316,000	2,470,848
2.63%, 5/15/2024	318,000	341,567
2.90%, 11/3/2027 (a)	696,000	778,817
Xilinx, Inc.:
2.38%, 6/1/2030	746,000	771,685
2.95%, 6/1/2024	897,000	963,602
		153,530,239
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc.:
3.48%, 12/1/2027	891,000	955,918

254

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.20%, 5/1/2030 (b)	$ 854,000	$ 953,406
		1,909,324
SOFTWARE — 2.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	706,000	717,501
2.60%, 6/15/2022	765,000	793,749
3.40%, 9/15/2026	695,000	791,299
3.40%, 6/15/2027	478,000	531,364
Adobe, Inc.:
1.70%, 2/1/2023	821,000	850,211
1.90%, 2/1/2025	825,000	871,274
2.15%, 2/1/2027	1,774,000	1,903,786
2.30%, 2/1/2030	1,244,000	1,341,642
3.25%, 2/1/2025 (a)	1,323,000	1,471,652
Autodesk, Inc.:
2.85%, 1/15/2030	818,000	901,878
3.50%, 6/15/2027	834,000	940,118
3.60%, 12/15/2022	202,000	212,001
4.38%, 6/15/2025	846,000	954,491
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	1,617,000	1,728,395
3.40%, 6/27/2026	813,000	897,666
CA, Inc. 4.70%, 3/15/2027	544,000	597,910
Cadence Design Systems, Inc. 4.38%, 10/15/2024	276,000	307,205
Citrix Systems, Inc.:
3.30%, 3/1/2030	857,000	915,696
4.50%, 12/1/2027	679,000	779,614
Electronic Arts, Inc. 4.80%, 3/1/2026	570,000	680,483
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	2,319,000	2,565,579
3.50%, 4/15/2023	669,000	715,496
3.75%, 5/21/2029	2,187,000	2,564,411
3.88%, 6/5/2024	410,000	451,037
5.00%, 10/15/2025	11,000	13,110
Series 10Y, 4.25%, 5/15/2028	823,000	969,988
Fiserv, Inc.:
2.25%, 6/1/2027 (a)	1,740,000	1,825,382
2.65%, 6/1/2030 (a)	1,546,000	1,638,358
2.75%, 7/1/2024	3,501,000	3,735,322
3.20%, 7/1/2026	2,625,000	2,901,491
3.50%, 10/1/2022	735,000	776,234
3.50%, 7/1/2029	5,137,000	5,771,933
3.80%, 10/1/2023	1,447,000	1,581,311
3.85%, 6/1/2025	1,542,000	1,741,674
4.20%, 10/1/2028	1,499,000	1,759,526
Intuit, Inc.:
0.65%, 7/15/2023	635,000	636,816
0.95%, 7/15/2025	1,005,000	1,008,467
1.35%, 7/15/2027	665,000	668,764
1.65%, 7/15/2030	500,000	500,845
Security Description	Principal Amount	Value
Microsoft Corp.:
2.00%, 8/8/2023	$ 2,342,000	$ 2,451,161
2.13%, 11/15/2022	496,000	516,777
2.38%, 2/12/2022	1,644,000	1,697,562
2.38%, 5/1/2023	1,721,000	1,810,440
2.40%, 2/6/2022	2,347,000	2,421,564
2.40%, 8/8/2026	5,490,000	5,991,676
2.65%, 11/3/2022	1,772,000	1,861,929
2.70%, 2/12/2025	3,832,000	4,171,860
2.88%, 2/6/2024	5,715,000	6,167,056
3.13%, 11/3/2025	8,152,000	9,133,501
3.30%, 2/6/2027	5,117,000	5,850,573
3.63%, 12/15/2023	2,982,000	3,287,387
Oracle Corp.:
1.90%, 9/15/2021	666,000	677,142
2.40%, 9/15/2023	5,891,000	6,199,335
2.50%, 5/15/2022	7,145,000	7,387,215
2.50%, 10/15/2022	4,904,000	5,123,944
2.50%, 4/1/2025	5,401,000	5,790,142
2.63%, 2/15/2023	4,744,000	4,988,743
2.65%, 7/15/2026	4,770,000	5,159,232
2.80%, 7/8/2021	823,000	844,250
2.80%, 4/1/2027	3,054,000	3,334,143
2.95%, 11/15/2024	2,819,000	3,065,211
2.95%, 5/15/2025	2,732,000	2,980,940
2.95%, 4/1/2030 (a)	4,807,000	5,353,604
3.25%, 11/15/2027	2,859,000	3,203,710
3.25%, 5/15/2030 (a)	1,500,000	1,700,550
3.40%, 7/8/2024	4,674,000	5,121,162
3.63%, 7/15/2023 (a)	1,915,000	2,088,480
salesforce.com, Inc.:
3.25%, 4/11/2023	1,865,000	2,002,376
3.70%, 4/11/2028	1,579,000	1,839,282
VMware, Inc.:
2.95%, 8/21/2022	1,754,000	1,814,829
3.90%, 8/21/2027	2,733,000	2,895,859
4.50%, 5/15/2025 (a)	500,000	545,020
4.65%, 5/15/2027	2,976,000	3,290,563
		170,780,897
TELECOMMUNICATIONS — 3.0%
America Movil SAB de CV:
2.88%, 5/7/2030	1,726,000	1,822,086
3.13%, 7/16/2022 (a)	1,659,000	1,715,904
3.63%, 4/22/2029	1,559,000	1,729,929
AT&T, Inc.:
2.30%, 6/1/2027	5,195,000	5,380,046
2.63%, 12/1/2022	2,081,000	2,167,819
2.95%, 7/15/2026	1,107,000	1,199,877
3.00%, 2/15/2022	2,917,000	3,037,355
3.00%, 6/30/2022	2,412,000	2,520,612
3.20%, 3/1/2022	2,685,000	2,801,153
3.40%, 6/15/2022	695,000	731,550
3.40%, 5/15/2025	9,210,000	10,107,607
3.55%, 6/1/2024	1,281,000	1,401,529

255

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.60%, 2/17/2023	$ 2,286,000	$ 2,451,964
3.60%, 7/15/2025	1,458,000	1,617,578
3.80%, 3/15/2022	1,367,000	1,442,048
3.80%, 3/1/2024	436,000	479,264
3.80%, 2/15/2027	2,260,000	2,538,048
3.88%, 1/15/2026	2,235,000	2,511,916
3.90%, 3/11/2024 (a)	1,253,000	1,377,536
3.95%, 1/15/2025	1,363,000	1,520,290
4.00%, 1/15/2022	2,296,000	2,419,571
4.05%, 12/15/2023	867,000	961,434
4.10%, 2/15/2028	2,339,000	2,671,606
4.13%, 2/17/2026	5,347,000	6,080,020
4.25%, 3/1/2027	2,169,000	2,480,447
4.30%, 2/15/2030	2,045,000	2,394,899
4.35%, 3/1/2029	2,948,000	3,434,361
4.45%, 4/1/2024	2,151,000	2,410,561
7.13%, 3/15/2026	151,000	189,964
British Telecommunications PLC:
4.50%, 12/4/2023	1,898,000	2,101,769
5.13%, 12/4/2028 (a)	684,000	845,171
Cisco Systems, Inc.:
2.20%, 9/20/2023	589,000	621,265
2.50%, 9/20/2026	2,651,000	2,930,946
2.60%, 2/28/2023	945,000	998,100
2.95%, 2/28/2026	731,000	822,653
3.00%, 6/15/2022 (a)	4,631,000	4,875,702
3.50%, 6/15/2025	1,692,000	1,929,100
3.63%, 3/4/2024	1,203,000	1,341,778
Corning, Inc. 2.90%, 5/15/2022	690,000	714,081
Juniper Networks, Inc.:
3.75%, 8/15/2029 (a)	732,000	820,374
4.35%, 6/15/2025 (a)	315,000	348,544
4.50%, 3/15/2024	825,000	913,473
Motorola Solutions, Inc.:
3.50%, 3/1/2023	688,000	728,640
3.75%, 5/15/2022	786,000	824,766
4.00%, 9/1/2024 (a)	1,160,000	1,278,970
4.60%, 2/23/2028	776,000	879,774
4.60%, 5/23/2029	1,801,000	2,085,594
Orange SA 4.13%, 9/14/2021	13,000	13,576
Rogers Communications, Inc.:
2.90%, 11/15/2026	622,000	682,751
3.00%, 3/15/2023	729,000	774,490
3.63%, 12/15/2025 (a)	905,000	1,025,637
4.10%, 10/1/2023	745,000	829,081
Telefonica Emisiones SA:
4.10%, 3/8/2027	768,000	877,893
4.57%, 4/27/2023 (a)	1,011,000	1,108,855
TELUS Corp.:
2.80%, 2/16/2027	897,000	949,699
3.70%, 9/15/2027	713,000	791,908
Security Description	Principal Amount	Value
T-Mobile USA, Inc.:
1.50%, 2/15/2026 (b)	$ 2,800,000	$ 2,804,284
2.05%, 2/15/2028 (b)	1,680,000	1,687,006
3.50%, 4/15/2025 (b)	6,685,000	7,285,514
3.75%, 4/15/2027 (b)	3,825,000	4,240,471
3.88%, 4/15/2030 (b)	11,403,000	12,692,109
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,104,000	1,148,878
2.63%, 8/15/2026	4,353,000	4,735,846
2.95%, 3/15/2022 (a)	1,030,000	1,073,775
3.00%, 3/22/2027	1,388,000	1,538,667
3.15%, 3/22/2030	3,145,000	3,542,591
3.38%, 2/15/2025	3,637,000	4,047,581
3.50%, 11/1/2024	2,592,000	2,865,715
3.88%, 2/8/2029	1,032,000	1,216,676
4.02%, 12/3/2029	7,247,000	8,664,296
4.13%, 3/16/2027	4,966,000	5,839,867
4.15%, 3/15/2024	751,000	835,961
4.33%, 9/21/2028	5,092,000	6,139,373
5.15%, 9/15/2023	3,325,000	3,792,661
Vodafone Group PLC:
2.95%, 2/19/2023	681,000	717,992
3.75%, 1/16/2024	4,562,000	4,994,569
4.13%, 5/30/2025	2,588,000	2,932,566
4.38%, 5/30/2028	2,613,000	3,105,394
		189,613,356
TEXTILES — 0.1%
Mohawk Industries, Inc.:
3.63%, 5/15/2030	1,801,000	1,971,951
3.85%, 2/1/2023	737,000	779,392
		2,751,343
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022 (a)	320,000	329,306
3.00%, 11/19/2024	2,599,000	2,713,408
3.50%, 9/15/2027	801,000	829,804
3.55%, 11/19/2026	554,000	584,680
3.90%, 11/19/2029 (a)	722,000	751,754
		5,208,952
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (c)	412,000	447,111
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	544,000	575,302
3.00%, 4/1/2025	1,007,000	1,111,446
3.05%, 3/15/2022 (a)	1,392,000	1,447,276
3.05%, 9/1/2022	871,000	913,392
3.25%, 6/15/2027	749,000	846,258
3.40%, 9/1/2024	684,000	752,468
3.65%, 9/1/2025	850,000	965,107

256

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.75%, 4/1/2024	$ 970,000	$ 1,070,327
3.85%, 9/1/2023	3,516,000	3,842,285
7.00%, 12/15/2025	305,000	396,851
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	564,223
2.85%, 12/15/2021	686,000	704,618
2.95%, 11/21/2024	460,000	495,231
6.90%, 7/15/2028	729,000	995,005
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	917,000	940,081
2.90%, 2/1/2025	826,000	895,607
4.00%, 6/1/2028	1,174,000	1,374,648
4.45%, 3/15/2023	715,000	778,285
4.50%, 1/15/2022	60,000	63,285
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	847,000	961,760
CSX Corp.:
2.40%, 2/15/2030 (a)	952,000	1,006,150
2.60%, 11/1/2026	1,476,000	1,601,608
3.25%, 6/1/2027	1,875,000	2,102,081
3.35%, 11/1/2025 (a)	760,000	853,518
3.40%, 8/1/2024	573,000	631,274
3.70%, 11/1/2023 (a)	717,000	786,958
3.80%, 3/1/2028	723,000	832,224
4.25%, 3/15/2029 (a)	1,046,000	1,251,277
FedEx Corp.:
2.63%, 8/1/2022	688,000	714,701
3.10%, 8/5/2029 (a)	1,644,000	1,748,394
3.20%, 2/1/2025	739,000	798,925
3.25%, 4/1/2026	1,969,000	2,135,321
3.30%, 3/15/2027	715,000	769,068
3.40%, 1/14/2022	791,000	823,186
3.40%, 2/15/2028 (a)	812,000	876,798
3.80%, 5/15/2025	3,999,000	4,452,367
4.00%, 1/15/2024	379,000	419,470
4.20%, 10/17/2028	569,000	650,532
4.25%, 5/15/2030 (a)	845,000	963,680
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	368,833
3.88%, 3/1/2026	819,000	935,323
Kansas City Southern:
2.88%, 11/15/2029 (a)	805,000	850,330
3.00%, 5/15/2023	708,000	722,649
Kirby Corp. 4.20%, 3/1/2028	737,000	742,586
Norfolk Southern Corp.:
2.55%, 11/1/2029 (a)	2,183,000	2,334,129
2.90%, 2/15/2023	731,000	770,986
2.90%, 6/15/2026	1,126,000	1,242,564
3.00%, 4/1/2022	897,000	931,875
3.15%, 6/1/2027	739,000	816,780
3.25%, 12/1/2021	699,000	719,886
3.65%, 8/1/2025	620,000	699,459
3.80%, 8/1/2028	786,000	908,089
3.85%, 1/15/2024	220,000	240,860
Security Description	Principal Amount	Value
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	$ 709,000	$ 718,486
Series MTN, 2.50%, 9/1/2022	562,000	574,741
Series MTN, 2.50%, 9/1/2024	703,000	724,132
Series MTN, 2.80%, 3/1/2022	845,000	867,097
Series MTN, 2.88%, 6/1/2022	697,000	723,151
Series MTN, 2.90%, 12/1/2026	700,000	718,753
Series MTN, 3.35%, 9/1/2025	917,000	973,267
Series MTN, 3.40%, 3/1/2023	1,238,000	1,299,529
Series MTN, 3.45%, 11/15/2021	70,000	72,072
Series MTN, 3.65%, 3/18/2024	983,000	1,046,659
Series MTN, 3.75%, 6/9/2023	782,000	831,868
Series MTN, 3.88%, 12/1/2023	710,000	761,944
Series MTN, 4.63%, 6/1/2025 (a)	966,000	1,079,157
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	855,000	905,890
2.40%, 2/5/2030 (a)	2,665,000	2,844,861
2.75%, 4/15/2023	10,000	10,550
2.75%, 3/1/2026 (a)	741,000	806,297
2.95%, 3/1/2022	970,000	1,009,304
2.95%, 1/15/2023	747,000	786,920
3.00%, 4/15/2027	711,000	786,409
3.15%, 3/1/2024	748,000	810,675
3.25%, 1/15/2025	727,000	798,980
3.25%, 8/15/2025	624,000	690,281
3.50%, 6/8/2023	1,409,000	1,529,737
3.65%, 2/15/2024	984,000	1,075,364
3.70%, 3/1/2029 (a)	917,000	1,071,111
3.75%, 3/15/2024	734,000	805,888
3.75%, 7/15/2025 (a)	717,000	810,597
3.95%, 9/10/2028	843,000	1,000,346
4.16%, 7/15/2022	951,000	1,011,607
United Parcel Service, Inc.:
2.20%, 9/1/2024	1,154,000	1,218,289
2.35%, 5/16/2022	1,746,000	1,806,918
2.40%, 11/15/2026 (a)	861,000	935,373
2.45%, 10/1/2022	1,972,000	2,057,131
2.50%, 4/1/2023	1,405,000	1,475,714
2.50%, 9/1/2029	1,122,000	1,213,162
2.80%, 11/15/2024 (a)	733,000	794,741
3.05%, 11/15/2027	825,000	930,658
3.40%, 3/15/2029 (a)	718,000	828,859
3.90%, 4/1/2025	1,621,000	1,840,256
4.45%, 4/1/2030 (a)	1,000,000	1,248,810
		97,338,031
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	207,534
3.25%, 9/15/2026	380,000	391,142

257

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.50%, 3/15/2028	$ 769,000	$ 787,864
3.85%, 3/30/2027	1,214,000	1,293,820
4.00%, 6/30/2030 (a)	857,000	910,991
4.35%, 2/15/2024	700,000	758,702
4.55%, 11/7/2028	553,000	607,045
4.70%, 4/1/2029 (a)	36,000	40,605
		4,997,703
WATER — 0.1%
American Water Capital Corp.:
2.80%, 5/1/2030 (a)	724,000	790,398
2.95%, 9/1/2027	694,000	766,259
3.40%, 3/1/2025	864,000	953,977
3.45%, 6/1/2029	2,027,000	2,313,354
3.75%, 9/1/2028	684,000	792,414
3.85%, 3/1/2024 (a)	457,000	502,028
Aqua America, Inc. 3.57%, 5/1/2029	1,133,000	1,261,142
Essential Utilities, Inc. 2.70%, 4/15/2030	856,000	895,830
United Utilities PLC 6.88%, 8/15/2028	448,000	586,643
		8,862,045
TOTAL CORPORATE BONDS & NOTES (Cost $6,104,396,038)		6,275,258,316
	Shares
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	20,267,202	20,275,308
State Street Navigator Securities Lending Portfolio II (i) (j)	403,145,498	403,145,498
TOTAL SHORT-TERM INVESTMENTS (Cost $423,420,806)		423,420,806
TOTAL INVESTMENTS — 105.7% (Cost $6,527,816,844)		6,698,679,122
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(363,932,566)
NET ASSETS — 100.0%		$ 6,334,746,556

(a)	All or a portion of the shares of the security are on loan at June 30, 2020.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,275,258,316	$—	$6,275,258,316
Short-Term Investments	423,420,806	—	—	423,420,806
TOTAL INVESTMENTS	$423,420,806	$6,275,258,316	$—	$6,698,679,122
258

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 649,668,929	$ 629,399,318	$5,697	$—	20,267,202	$ 20,275,308	$128,289
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,352
State Street Navigator Securities Lending Portfolio II	—	—	996,070,635	592,925,137	—	—	403,145,498	403,145,498	720,725
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	230,373,433	251,708,196	—	—	—	—	58,780
Total		$25,060,856	$1,963,206,708	$1,564,852,455	$5,697	$—		$423,420,806	$934,146
259	ARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 88,000	$ 96,202
AEROSPACE & DEFENSE — 2.9%
Boeing Co.:
3.25%, 2/1/2035	259,000	233,307
3.50%, 3/1/2039	136,000	120,489
3.60%, 5/1/2034	452,000	426,561
3.63%, 3/1/2048	179,000	155,030
3.65%, 3/1/2047	292,000	255,155
3.83%, 3/1/2059	175,000	148,614
3.85%, 11/1/2048	50,000	44,476
3.90%, 5/1/2049	170,000	153,444
5.71%, 5/1/2040	1,000,000	1,131,070
5.81%, 5/1/2050	1,600,000	1,893,920
5.88%, 2/15/2040	829,000	960,222
5.93%, 5/1/2060	1,235,000	1,456,386
6.13%, 2/15/2033	259,000	306,615
6.63%, 2/15/2038	723,000	861,368
6.88%, 3/15/2039	320,000	395,322
General Dynamics Corp.:
3.60%, 11/15/2042	107,000	123,471
4.25%, 4/1/2040	475,000	591,351
Harris Corp. 5.05%, 4/27/2045	92,000	120,643
L3Harris Technologies, Inc. 6.15%, 12/15/2040	93,000	131,223
Lockheed Martin Corp.:
2.80%, 6/15/2050	875,000	918,733
3.60%, 3/1/2035	39,000	46,826
4.07%, 12/15/2042	357,000	453,811
4.09%, 9/15/2052	242,000	315,720
4.50%, 5/15/2036	107,000	138,778
4.70%, 5/15/2046	572,000	780,986
5.72%, 6/1/2040	342,000	493,106
Series B, 6.15%, 9/1/2036	90,000	133,610
Northrop Grumman Corp.:
3.85%, 4/15/2045	211,000	247,727
4.03%, 10/15/2047	689,000	828,702
4.75%, 6/1/2043	252,000	326,476
5.05%, 11/15/2040	273,000	357,444
5.25%, 5/1/2050	35,000	50,442
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	298,000	445,602
Raytheon Technologies Corp.:
2.25%, 7/1/2030	350,000	363,906
3.13%, 7/1/2050	250,000	264,965
4.15%, 5/15/2045	594,000	711,523
4.35%, 4/15/2047 (b)	125,000	152,115
4.70%, 12/15/2041 (b)	93,000	117,057
4.80%, 12/15/2043 (b)	925,000	1,182,982
4.88%, 10/15/2040 (b)	110,000	140,787
Security Description	Principal Amount	Value
5.70%, 4/15/2040	$ 297,000	$ 411,538
6.13%, 7/15/2038	236,000	341,662
United Technologies Corp.:
3.75%, 11/1/2046	210,000	238,497
4.05%, 5/4/2047	222,000	264,961
4.50%, 6/1/2042	850,000	1,056,797
5.40%, 5/1/2035	513,000	697,942
6.05%, 6/1/2036	190,000	267,885
		21,259,247
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.88%, 9/16/2046	557,000	555,000
4.50%, 5/2/2043	545,000	584,229
5.38%, 1/31/2044	457,000	549,584
5.80%, 2/14/2039	1,044,000	1,297,233
5.95%, 2/14/2049	755,000	984,467
6.20%, 2/14/2059	117,000	155,959
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	117,000	140,586
4.02%, 4/16/2043	130,000	153,852
4.50%, 3/15/2049 (c)	178,000	245,843
4.54%, 3/26/2042	925,000	1,182,899
5.38%, 9/15/2035	81,000	116,337
BAT Capital Corp.:
4.39%, 8/15/2037	170,000	185,421
4.54%, 8/15/2047	500,000	541,970
4.76%, 9/6/2049	141,000	158,137
5.28%, 4/2/2050	1,139,000	1,379,181
Philip Morris International, Inc.:
3.88%, 8/21/2042	371,000	421,267
4.38%, 11/15/2041	438,000	530,790
4.50%, 3/20/2042	399,000	488,145
4.88%, 11/15/2043	377,000	484,328
6.38%, 5/16/2038	259,000	389,945
Reynolds American, Inc.:
5.70%, 8/15/2035	37,000	45,279
5.85%, 8/15/2045	349,000	426,998
6.15%, 9/15/2043	191,000	235,744
7.25%, 6/15/2037	382,000	503,656
		11,756,850
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,806	2,305
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,621	1,524
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	70,815	68,125

260

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$ 30,784	$ 28,775
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	5,928	5,401
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	69,905	66,218
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	79,366	73,717
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	196,921	181,496
JetBlue 2019-1 Pass Through Trust Series 2019, Class AA, 2.75%, 11/15/2033	343,757	307,460
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	52,837	48,199
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	20,883	18,551
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	87,704	82,040
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	206,209	200,171
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	81,000	72,956
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	5,551	4,577
		1,161,515
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	110,000	123,089
3.38%, 11/1/2046	172,000	194,641
3.38%, 3/27/2050	358,000	412,226
3.63%, 5/1/2043	197,000	228,957
3.88%, 11/1/2045	282,000	346,223
		1,305,136
Security Description	Principal Amount	Value
AUTO MANUFACTURERS — 0.5%
Cummins, Inc. 4.88%, 10/1/2043	$ 102,000	$ 135,530
Daimler Finance North America LLC 8.50%, 1/18/2031	499,000	760,426
General Motors Co.:
5.00%, 4/1/2035	413,000	408,007
5.15%, 4/1/2038	153,000	148,819
5.20%, 4/1/2045	19,000	18,391
5.40%, 4/1/2048	521,000	522,297
5.95%, 4/1/2049	325,000	338,660
6.25%, 10/2/2043	273,000	287,398
6.60%, 4/1/2036	344,000	370,522
6.75%, 4/1/2046	333,000	363,676
		3,353,726
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC 4.40%, 10/1/2046 (c)	82,000	78,943
Aptiv PLC 5.40%, 3/15/2049	50,000	52,330
Lear Corp. 5.25%, 5/15/2049	172,000	173,978
		305,251
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	210,000	298,074
7.75%, 5/14/2038	489,000	805,207
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	1,428,000	1,726,409
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (d)	186,000	226,875
Series MTN, 4.88%, 4/1/2044	91,000	122,687
Series MTN, 5.00%, 1/21/2044	722,000	987,725
Series MTN, 5.88%, 2/7/2042	667,000	987,020
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	68,000	82,591
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	1,033,000	1,323,779
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	684,000	883,386
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	1,068,000	1,320,966
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (d)	1,150,000	1,184,431
Bank of America NA Series BKNT, 6.00%, 10/15/2036	425,000	603,045
Barclays PLC:
4.95%, 1/10/2047 (c)	348,000	455,278

261

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
1 year CMT + 1.90%, 2.65%, 6/24/2031 (d)	$ 1,000,000	$ 996,570
Citigroup, Inc.:
4.65%, 7/30/2045	284,000	364,412
4.65%, 7/23/2048	691,000	903,621
4.75%, 5/18/2046	298,000	377,280
5.30%, 5/6/2044	558,000	738,122
5.88%, 2/22/2033	25,000	31,801
5.88%, 1/30/2042	188,000	271,769
6.00%, 10/31/2033	962,000	1,260,480
6.13%, 8/25/2036	708,000	942,511
6.63%, 6/15/2032	403,000	554,012
8.13%, 7/15/2039	522,000	904,005
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	244,000	300,825
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	9,000	12,341
5.75%, 12/1/2043	628,000	901,400
Series MTN, 5.25%, 5/24/2041	419,000	597,909
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	638,000	844,348
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	148,000	172,623
Series BKNT, 4.63%, 2/13/2047	113,000	135,559
Goldman Sachs Capital I 6.35%, 2/15/2034	157,000	214,183
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	340,000	446,094
5.15%, 5/22/2045	1,016,000	1,323,818
6.13%, 2/15/2033	378,000	528,682
6.25%, 2/1/2041	752,000	1,127,940
6.45%, 5/1/2036	267,000	369,616
6.75%, 10/1/2037	1,671,000	2,406,992
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	941,000	1,087,815
Series MTN, 4.80%, 7/8/2044	495,000	644,950
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034	848,000	1,119,487
HSBC Holdings PLC:
5.25%, 3/14/2044	400,000	504,276
6.10%, 1/14/2042	195,000	277,159
6.50%, 5/2/2036	412,000	556,913
6.50%, 9/15/2037	727,000	990,261
6.80%, 6/1/2038	602,000	842,884
JPMorgan Chase & Co.:
4.85%, 2/1/2044	36,000	48,965
4.95%, 6/1/2045	243,000	330,116
5.40%, 1/6/2042	370,000	525,692
5.50%, 10/15/2040	317,000	463,448
5.60%, 7/15/2041	431,000	624,959
5.63%, 8/16/2043	391,000	567,939
6.40%, 5/15/2038	513,000	791,923
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	$ 1,150,000	$ 1,387,302
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	914,000	1,080,147
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	938,000	1,131,050
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (d)	518,000	626,345
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	841,000	1,057,507
SOFR + 2.44%, 3.11%, 4/22/2051 (d)	955,000	1,019,596
SOFR + 2.46%, 3.11%, 4/22/2041 (d)	390,000	420,533
Lloyds Banking Group PLC 4.34%, 1/9/2048	245,000	284,830
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	148,000	168,103
4.15%, 3/7/2039	198,000	237,242
4.29%, 7/26/2038	162,000	196,184
Morgan Stanley:
4.30%, 1/27/2045	906,000	1,138,561
4.38%, 1/22/2047	607,000	788,997
6.38%, 7/24/2042	549,000	857,549
7.25%, 4/1/2032	234,000	352,126
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	263,000	331,014
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	567,000	672,400
Class GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (d)	737,000	1,119,193
Regions Financial Corp. 7.38%, 12/10/2037	100,000	141,417
Wachovia Corp. 5.50%, 8/1/2035	732,000	949,243
Wells Fargo & Co.:
3.90%, 5/1/2045	622,000	728,007
5.38%, 11/2/2043	744,000	1,002,175
5.61%, 1/15/2044	649,000	890,155
SOFR + 2.53%, 3.07%, 4/30/2041 (d)	740,000	772,368
Series GMTN, 4.90%, 11/17/2045	481,000	616,238
Series MTN, 4.40%, 6/14/2046	437,000	526,205
Series MTN, 4.65%, 11/4/2044	512,000	631,670
Series MTN, 4.75%, 12/7/2046	525,000	672,746
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	1,643,000	2,280,238
Wells Fargo Bank NA:
5.95%, 8/26/2036	480,000	661,896
Series BKNT, 5.85%, 2/1/2037	482,000	663,608
Series BKNT, 6.60%, 1/15/2038	525,000	772,826

262

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Westpac Banking Corp. 4.42%, 7/24/2039 (c)	$ 59,000	$ 69,384
		61,358,028
BEVERAGES — 3.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	1,474,000	1,730,166
4.90%, 2/1/2046	909,000	1,102,272
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	223,000	239,999
4.63%, 2/1/2044	533,000	616,127
4.70%, 2/1/2036	886,000	1,026,387
4.90%, 2/1/2046	1,278,000	1,552,527
Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	180,000	205,657
4.38%, 4/15/2038	396,000	448,751
4.44%, 10/6/2048	262,000	301,777
4.50%, 6/1/2050	25,000	29,703
4.60%, 4/15/2048	1,004,000	1,173,636
4.60%, 6/1/2060	700,000	835,429
4.75%, 4/15/2058	827,000	996,378
4.90%, 1/23/2031	199,000	249,208
4.95%, 1/15/2042	1,098,000	1,318,380
5.45%, 1/23/2039	731,000	922,814
5.55%, 1/23/2049	906,000	1,203,105
5.80%, 1/23/2059	931,000	1,314,386
5.88%, 6/15/2035	95,000	128,996
8.00%, 11/15/2039	236,000	370,631
8.20%, 1/15/2039	338,000	541,084
Brown-Forman Corp. 4.00%, 4/15/2038	250,000	295,107
Coca-Cola Co.:
2.50%, 6/1/2040	915,000	943,813
2.60%, 6/1/2050	490,000	494,513
2.75%, 6/1/2060	415,000	418,519
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	158,000	213,994
Constellation Brands, Inc.:
3.75%, 5/1/2050	163,000	177,351
4.50%, 5/9/2047	71,000	84,221
5.25%, 11/15/2048	252,000	329,180
Diageo Capital PLC:
2.13%, 4/29/2032	175,000	181,389
3.88%, 4/29/2043	137,000	164,829
Diageo Investment Corp.:
4.25%, 5/11/2042	122,000	151,952
7.45%, 4/15/2035	146,000	240,852
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	649,000	668,931
4.38%, 5/10/2043	235,000	283,546
Security Description	Principal Amount	Value
Keurig Dr Pepper, Inc.:
3.80%, 5/1/2050 (c)	$ 203,000	$ 229,694
4.42%, 12/15/2046	279,000	335,550
4.50%, 11/15/2045	17,000	20,525
4.99%, 5/25/2038	134,000	171,206
5.09%, 5/25/2048 (c)	274,000	363,379
Molson Coors Brewing Co.:
4.20%, 7/15/2046	718,000	697,314
5.00%, 5/1/2042	341,000	361,617
PepsiCo, Inc.:
2.88%, 10/15/2049	960,000	1,039,469
3.38%, 7/29/2049	466,000	534,591
3.45%, 10/6/2046	424,000	491,692
3.50%, 3/19/2040	325,000	384,364
3.63%, 3/19/2050	165,000	200,879
3.88%, 3/19/2060	140,000	177,010
4.00%, 3/5/2042	171,000	212,739
4.25%, 10/22/2044	467,000	598,101
4.45%, 4/14/2046	291,000	385,974
4.60%, 7/17/2045	179,000	241,126
4.88%, 11/1/2040	32,000	44,066
		27,444,906
BIOTECHNOLOGY — 1.5%
Amgen, Inc.:
2.30%, 2/25/2031	450,000	468,238
3.15%, 2/21/2040	245,000	262,755
3.38%, 2/21/2050	626,000	692,074
4.40%, 5/1/2045	475,000	588,796
4.56%, 6/15/2048	102,000	132,188
4.66%, 6/15/2051	1,824,000	2,428,765
4.95%, 10/1/2041	362,000	470,893
5.15%, 11/15/2041	192,000	254,527
5.65%, 6/15/2042	268,000	381,871
5.75%, 3/15/2040	32,000	43,880
6.40%, 2/1/2039	267,000	392,907
Baxalta, Inc. 5.25%, 6/23/2045	196,000	273,773
Biogen, Inc.:
3.15%, 5/1/2050	455,000	438,916
5.20%, 9/15/2045	484,000	628,518
Gilead Sciences, Inc.:
4.00%, 9/1/2036	140,000	172,948
4.15%, 3/1/2047	273,000	348,353
4.50%, 2/1/2045	481,000	625,439
4.60%, 9/1/2035	121,000	158,122
4.75%, 3/1/2046	1,298,000	1,750,807
4.80%, 4/1/2044	493,000	662,626
5.65%, 12/1/2041 (c)	74,000	107,300
		11,283,696
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040 (b)	1,182,000	1,150,724
3.58%, 4/5/2050 (b)	359,000	350,506

263

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Johnson Controls International PLC:
4.50%, 2/15/2047	$ 211,000	$ 240,941
4.63%, 7/2/2044	35,000	39,903
4.95%, 7/2/2064 (d) (e)	49,000	58,798
5.13%, 9/14/2045	395,000	476,070
6.00%, 1/15/2036	61,000	76,632
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	237,000	261,290
Masco Corp. 4.50%, 5/15/2047	87,000	91,708
Owens Corning:
4.30%, 7/15/2047	192,000	194,594
4.40%, 1/30/2048	96,000	98,880
7.00%, 12/1/2036	26,000	33,498
Vulcan Materials Co.:
4.50%, 6/15/2047	257,000	288,878
4.70%, 3/1/2048	25,000	28,558
		3,390,980
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
2.70%, 5/15/2040	251,000	263,876
2.80%, 5/15/2050	180,000	189,247
Albemarle Corp. 5.45%, 12/1/2044	61,000	63,408
Dow Chemical Co 5.55%, 11/30/2048	257,000	335,038
Dow Chemical Co.:
4.25%, 10/1/2034	266,000	296,898
4.38%, 11/15/2042	249,000	277,735
4.63%, 10/1/2044	500,000	576,800
4.80%, 5/15/2049	160,000	190,150
5.25%, 11/15/2041	244,000	292,983
7.38%, 11/1/2029	61,000	86,225
9.40%, 5/15/2039	135,000	224,220
DowDuPont, Inc.:
5.32%, 11/15/2038	493,000	624,281
5.42%, 11/15/2048	488,000	642,032
Eastman Chemical Co. 4.65%, 10/15/2044	325,000	374,436
Ecolab, Inc.:
3.95%, 12/1/2047	62,000	77,395
5.50%, 12/8/2041	73,000	102,212
EI du Pont de Nemours & Co. 2.30%, 7/15/2030 (c)	165,000	171,306
FMC Corp. 4.50%, 10/1/2049	339,000	398,349
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	112,000	119,561
5.00%, 9/26/2048	90,000	103,864
Lubrizol Corp. 6.50%, 10/1/2034	87,000	133,240
LYB International Finance B.V. 5.25%, 7/15/2043	365,000	439,427
Security Description	Principal Amount	Value
LYB International Finance III LLC:
3.38%, 5/1/2030	$ 132,000	$ 141,148
4.20%, 10/15/2049	174,000	186,907
4.20%, 5/1/2050	655,000	704,957
LyondellBasell Industries NV 4.63%, 2/26/2055	127,000	141,464
Mosaic Co.:
4.88%, 11/15/2041	64,000	62,329
5.45%, 11/15/2033	112,000	119,335
5.63%, 11/15/2043	212,000	228,142
Nutrien, Ltd.:
3.95%, 5/13/2050 (c)	100,000	111,294
4.90%, 6/1/2043	160,000	187,518
5.00%, 4/1/2049	296,000	377,998
5.25%, 1/15/2045	168,000	209,399
5.63%, 12/1/2040	85,000	103,600
5.88%, 12/1/2036	82,000	99,109
6.13%, 1/15/2041	127,000	162,141
7.13%, 5/23/2036	15,000	20,201
Praxair, Inc. 3.55%, 11/7/2042	104,000	116,641
RPM International, Inc.:
4.25%, 1/15/2048	375,000	376,631
5.25%, 6/1/2045	404,000	460,928
Sherwin-Williams Co.:
3.30%, 5/15/2050	125,000	127,425
3.80%, 8/15/2049	290,000	319,142
4.00%, 12/15/2042	112,000	121,638
4.50%, 6/1/2047	142,000	172,330
4.55%, 8/1/2045	169,000	195,999
Westlake Chemical Corp.:
4.38%, 11/15/2047	116,000	114,368
5.00%, 8/15/2046	127,000	134,299
		10,977,626
COMMERCIAL SERVICES — 1.4%
American University Series 2019, 3.67%, 4/1/2049	45,000	49,298
California Institute of Technology:
3.65%, 9/1/2119	65,000	71,945
4.32%, 8/1/2045	60,000	77,324
4.70%, 11/1/2111	188,000	268,372
Cleveland Clinic Foundation 4.86%, 1/1/2114	87,000	120,244
Duke University:
Series 2020, 2.68%, 10/1/2044	150,000	157,542
Series 2020, 2.76%, 10/1/2050	100,000	105,544
Series 2020, 2.83%, 10/1/2055	165,000	173,440
Emory University:
Series 2020, 2.14%, 9/1/2030	65,000	67,001
Series 2020, 2.97%, 9/1/2050	65,000	69,441
Ford Foundation:
Series 2020, 2.42%, 6/1/2050	75,000	77,272
Series 2020, 2.82%, 6/1/2070	90,000	93,503

264

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
George Washington University:
4.87%, 9/15/2045	$ 99,000	$ 133,239
Series 2014, 4.30%, 9/15/2044	182,000	222,189
Series 2018, 4.13%, 9/15/2048	118,000	144,334
Georgetown University:
Series 20A, 2.94%, 4/1/2050	75,000	74,844
Series A, 5.22%, 10/1/2118	94,000	128,834
Series B, 4.32%, 4/1/2049	222,000	283,727
Global Payments, Inc. 4.15%, 8/15/2049	192,000	220,376
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	61,000	79,255
Series A, 2.81%, 1/1/2060	125,000	131,045
Leland Stanford Junior University:
2.41%, 6/1/2050	90,000	92,408
3.65%, 5/1/2048	279,000	353,649
Massachusetts Institute of Technology:
3.89%, 7/1/2116	91,000	113,282
4.68%, 7/1/2114	141,000	208,581
5.60%, 7/1/2111	350,000	622,037
Series F, 2.99%, 7/1/2050	112,000	127,212
Series G, 2.29%, 7/1/2051	45,000	43,888
Moody's Corp.:
3.25%, 5/20/2050 (c)	299,000	322,570
5.25%, 7/15/2044	172,000	237,661
Northeastern University Series 2020, 2.89%, 10/1/2050 (f)	100,000	102,091
Northwestern University:
Series 2017, 3.66%, 12/1/2057	149,000	186,749
Series 2020, 2.64%, 12/1/2050	125,000	128,334
PayPal Holdings, Inc. 3.25%, 6/1/2050	319,000	345,168
President & Fellows of Harvard College 4.88%, 10/15/2040	159,000	220,635
President and Fellows of Harvard College:
3.15%, 7/15/2046	258,000	297,567
3.30%, 7/15/2056	216,000	261,738
S&P Global, Inc.:
3.25%, 12/1/2049	116,000	127,623
4.50%, 5/15/2048	128,000	165,846
TJX Cos., Inc. 4.50%, 4/15/2050	325,000	418,694
Trustees of Boston College 3.13%, 7/1/2052	72,000	81,575
Trustees of Boston University Series CC, 4.06%, 10/1/2048	147,000	186,425
Trustees of Princeton University:
5.70%, 3/1/2039	40,000	62,057
Series 2020, 2.52%, 7/1/2050	140,000	147,427
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	236,000	275,565
Security Description	Principal Amount	Value
University of Chicago:
4.00%, 10/1/2053	$ 92,000	$ 118,815
Series 20B, 2.76%, 4/1/2045	50,000	51,375
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	59,000	69,446
Series 2017, 3.39%, 2/15/2048	173,000	204,055
University of Pennsylvania 4.67%, 9/1/2112	33,000	47,688
University of Southern California:
2.81%, 10/1/2050	82,000	88,128
3.03%, 10/1/2039	198,000	215,677
5.25%, 10/1/2111	57,000	89,866
Series 2017, 3.84%, 10/1/2047	142,000	175,200
Series A, 3.23%, 10/1/2120	147,000	153,424
Verisk Analytics, Inc.:
3.63%, 5/15/2050	230,000	258,258
5.50%, 6/15/2045	83,000	114,079
William Marsh Rice University:
3.57%, 5/15/2045	174,000	203,148
3.77%, 5/15/2055	86,000	105,688
Yale University Series 2020, 2.40%, 4/15/2050	200,000	207,134
		9,979,532
COMPUTERS — 2.1%
Apple, Inc.:
2.65%, 5/11/2050	676,000	709,252
2.95%, 9/11/2049	244,000	266,743
3.45%, 2/9/2045	233,000	271,149
3.75%, 9/12/2047	723,000	884,945
3.75%, 11/13/2047	752,000	921,140
3.85%, 5/4/2043	719,000	887,282
3.85%, 8/4/2046	810,000	1,006,838
4.25%, 2/9/2047	340,000	442,887
4.38%, 5/13/2045	629,000	830,966
4.45%, 5/6/2044	555,000	740,231
4.50%, 2/23/2036	480,000	637,858
4.65%, 2/23/2046	328,000	450,961
Dell International LLC/EMC Corp.:
6.20%, 7/15/2030 (b)	250,000	293,045
8.10%, 7/15/2036 (b)	855,000	1,106,541
8.35%, 7/15/2046 (b)	286,000	379,602
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	923,000	1,135,539
6.35%, 10/15/2045	76,000	92,972
HP, Inc. 6.00%, 9/15/2041	494,000	582,041
International Business Machines Corp.:
2.85%, 5/15/2040	75,000	78,108
2.95%, 5/15/2050	115,000	117,997
4.00%, 6/20/2042	143,000	171,497
4.15%, 5/15/2039	571,000	691,064
4.25%, 5/15/2049	790,000	981,259
4.70%, 2/19/2046 (c)	375,000	489,727

265

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.60%, 11/30/2039	$ 69,000	$ 97,876
5.88%, 11/29/2032	376,000	534,131
6.50%, 1/15/2028	30,000	39,909
7.13%, 12/1/2096	157,000	267,953
Seagate HDD Cayman:
4.13%, 1/15/2031 (b)	85,000	89,837
5.75%, 12/1/2034	111,000	122,465
		15,321,815
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (c)	87,000	112,221
Series MTN, 4.00%, 8/15/2045	300,000	396,798
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	345,000	375,953
4.15%, 3/15/2047	30,000	37,494
4.38%, 6/15/2045	70,000	89,046
6.00%, 5/15/2037	112,000	160,305
Procter & Gamble Co.:
3.50%, 10/25/2047	206,000	252,218
5.50%, 2/1/2034	382,000	546,482
5.55%, 3/5/2037 (c)	107,000	164,457
5.80%, 8/15/2034	121,000	180,941
Unilever Capital Corp. 5.90%, 11/15/2032	316,000	457,852
		2,773,767
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	335,000	365,545
4.60%, 6/15/2045	104,000	130,625
		496,170
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Ally Financial, Inc.:
8.00%, 11/1/2031	625,000	812,331
8.00%, 11/1/2031	575,000	742,555
American Express Co. 4.05%, 12/3/2042	282,000	340,890
BlackRock, Inc. 1.90%, 1/28/2031	1,125,000	1,151,505
Brookfield Finance LLC 3.45%, 4/15/2050	244,000	233,205
Brookfield Finance, Inc. 4.70%, 9/20/2047	97,000	112,623
CME Group, Inc. 4.15%, 6/15/2048	311,000	419,228
Credit Suisse USA, Inc. 7.13%, 7/15/2032	215,000	322,964
GE Capital Funding LLC 4.55%, 5/15/2032 (b)	500,000	518,160
Security Description	Principal Amount	Value
GE Capital International Funding Co. 4.42%, 11/15/2035	$ 3,143,000	$ 3,182,916
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	265,000	270,851
3.00%, 6/15/2050	235,000	245,333
4.25%, 9/21/2048	215,000	272,169
Invesco Finance PLC 5.38%, 11/30/2043	100,000	117,771
Jefferies Group LLC 6.50%, 1/20/2043	103,000	118,101
Legg Mason, Inc. 5.63%, 1/15/2044	175,000	215,310
Mastercard, Inc.:
3.65%, 6/1/2049	213,000	255,653
3.85%, 3/26/2050	616,000	766,464
3.95%, 2/26/2048	124,000	155,187
Nasdaq, Inc. 3.25%, 4/28/2050	115,000	120,375
Raymond James Financial, Inc. 4.95%, 7/15/2046	296,000	358,323
Visa, Inc.:
3.65%, 9/15/2047	129,000	157,374
4.15%, 12/14/2035	576,000	737,280
4.30%, 12/14/2045	1,217,000	1,606,830
Western Union Co. 6.20%, 11/17/2036	100,000	113,038
		13,346,436
ELECTRIC — 10.9%
AEP Texas, Inc.:
Series G, 4.15%, 5/1/2049	70,000	83,306
Series H, 3.45%, 1/15/2050	117,000	126,142
Aep Transmission Co. LLC Series M, 3.65%, 4/1/2050	51,000	59,112
AEP Transmission Co. LLC:
3.75%, 12/1/2047	94,000	108,359
3.80%, 6/15/2049	110,000	128,951
4.00%, 12/1/2046	92,000	109,377
Alabama Power Co.:
3.45%, 10/1/2049	528,000	583,625
3.75%, 3/1/2045	769,000	878,483
4.30%, 1/2/2046	70,000	85,818
6.13%, 5/15/2038	69,000	99,142
Series A, 4.30%, 7/15/2048	163,000	202,715
Series B, 3.70%, 12/1/2047	135,000	154,769
Ameren Illinois Co.:
3.25%, 3/15/2050	495,000	547,633
3.70%, 12/1/2047	120,000	139,796
4.15%, 3/15/2046	93,000	114,342
American Electric Power Co., Inc. 3.25%, 3/1/2050	143,000	147,078
Appalachian Power Co.:
4.40%, 5/15/2044	55,000	64,752
7.00%, 4/1/2038	79,000	115,865
Series Y, 4.50%, 3/1/2049	497,000	604,566

266

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Arizona Public Service Co.:
3.35%, 5/15/2050	$ 285,000	$ 303,157
3.50%, 12/1/2049	125,000	133,395
3.75%, 5/15/2046	100,000	112,257
4.20%, 8/15/2048	86,000	99,768
4.25%, 3/1/2049	90,000	106,567
4.35%, 11/15/2045	89,000	107,016
4.50%, 4/1/2042	99,000	120,679
5.05%, 9/1/2041	86,000	107,547
Avista Corp. 4.35%, 6/1/2048	146,000	180,755
Baltimore Gas & Electric Co.:
3.50%, 8/15/2046	685,000	759,206
4.25%, 9/15/2048	110,000	135,815
6.35%, 10/1/2036	432,000	609,168
Berkshire Hathaway Energy Co.:
3.70%, 7/15/2030 (b)	650,000	761,091
3.80%, 7/15/2048	153,000	178,205
4.25%, 10/15/2050 (b)	254,000	319,090
4.45%, 1/15/2049	58,000	74,291
4.50%, 2/1/2045	307,000	385,920
5.15%, 11/15/2043	9,000	12,257
6.13%, 4/1/2036	1,179,000	1,699,576
Black Hills Corp.:
4.20%, 9/15/2046	81,000	86,013
4.35%, 5/1/2033	225,000	249,190
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	82,000	91,832
Series AC, 4.25%, 2/1/2049	124,000	157,794
Series AD, 2.90%, 7/1/2050	300,000	315,723
Series K2, 6.95%, 3/15/2033	157,000	235,020
CenterPoint Energy, Inc. 3.70%, 9/1/2049	381,000	412,836
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	101,000	106,596
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	95,000	121,021
CMS Energy Corp.:
4.88%, 3/1/2044	100,000	130,296
5 year CMT + 4.12%, 4.75%, 6/1/2050 (c) (d)	200,000	203,730
Commonwealth Edison Co.:
3.00%, 3/1/2050	128,000	135,231
3.70%, 3/1/2045	84,000	97,760
3.80%, 10/1/2042	176,000	204,873
4.00%, 3/1/2048	328,000	403,771
4.00%, 3/1/2049	102,000	125,896
4.35%, 11/15/2045	149,000	188,989
4.60%, 8/15/2043	69,000	88,715
4.70%, 1/15/2044	28,000	36,854
6.45%, 1/15/2038	172,000	259,677
Series 123, 3.75%, 8/15/2047	117,000	138,701
Series 127, 3.20%, 11/15/2049	110,000	119,616
Connecticut Light & Power Co.:
4.00%, 4/1/2048	191,000	234,237
Security Description	Principal Amount	Value
4.30%, 4/15/2044	$ 197,000	$ 246,788
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	57,963
3.95%, 3/1/2043	255,000	290,822
4.45%, 3/15/2044	91,000	111,038
4.50%, 12/1/2045	265,000	327,662
4.63%, 12/1/2054	113,000	144,991
5.70%, 6/15/2040	144,000	199,735
Series 05-A, 5.30%, 3/1/2035	57,000	76,049
Series 06-A, 5.85%, 3/15/2036	201,000	269,151
Series 07-A, 6.30%, 8/15/2037	15,000	21,492
Series 09-C, 5.50%, 12/1/2039	175,000	236,794
Series 12-A, 4.20%, 3/15/2042	62,000	73,374
Series 2017, 3.88%, 6/15/2047	496,000	573,118
Series 20B, 3.95%, 4/1/2050	247,000	298,549
Series A, 4.13%, 5/15/2049	65,000	78,853
Series C, 4.00%, 11/15/2057	115,000	132,738
Series C, 4.30%, 12/1/2056	455,000	548,502
Series E, 4.65%, 12/1/2048	708,000	907,054
Consumers Energy Co.:
2.50%, 5/1/2060	215,000	206,060
3.10%, 8/15/2050	77,000	85,758
3.25%, 8/15/2046	94,000	105,054
3.50%, 8/1/2051	1,000	1,186
3.75%, 2/15/2050	67,000	81,204
3.95%, 5/15/2043	51,000	61,826
3.95%, 7/15/2047	105,000	130,922
4.05%, 5/15/2048	101,000	127,294
4.35%, 4/15/2049	392,000	519,137
Dayton Power & Light Co. 3.95%, 6/15/2049	105,000	108,734
Delmarva Power & Light Co. 4.15%, 5/15/2045	94,000	113,230
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	116,000	167,596
Dominion Energy, Inc.:
4.70%, 12/1/2044	125,000	154,989
7.00%, 6/15/2038	82,000	117,892
Series A, 4.60%, 3/15/2049	84,000	106,410
Series B, 5.95%, 6/15/2035	170,000	225,155
Series C, 4.05%, 9/15/2042	285,000	321,548
Series C, 4.90%, 8/1/2041	75,000	92,971
Series E, 6.30%, 3/15/2033	126,000	163,664
Series F, 5.25%, 8/1/2033	113,000	136,834
DTE Electric Co.:
2.95%, 3/1/2050	63,000	65,358
3.70%, 3/15/2045	149,000	172,670
3.70%, 6/1/2046	93,000	108,000
3.95%, 3/1/2049	283,000	346,483
4.30%, 7/1/2044	58,000	72,900
Series A, 4.00%, 4/1/2043	25,000	29,890
Series A, 4.05%, 5/15/2048	128,000	158,729
Series C, 2.63%, 3/1/2031	95,000	103,324

267

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
DTE Energy Co.:
2.95%, 3/1/2030	$ 80,000	$ 83,618
6.38%, 4/15/2033	830,000	1,130,535
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	222,000	248,247
3.70%, 12/1/2047	182,000	215,715
3.75%, 6/1/2045	236,000	275,603
3.95%, 3/15/2048	420,000	521,241
4.00%, 9/30/2042	32,000	38,573
5.30%, 2/15/2040	179,000	248,901
6.05%, 4/15/2038	80,000	117,175
6.10%, 6/1/2037	117,000	165,927
6.45%, 10/15/2032	197,000	279,697
Duke Energy Corp.:
2.45%, 6/1/2030 (c)	125,000	131,499
3.75%, 9/1/2046	687,000	777,395
3.95%, 8/15/2047	67,000	78,383
4.80%, 12/15/2045	610,000	793,811
Duke Energy Florida LLC:
3.40%, 10/1/2046	287,000	321,635
3.85%, 11/15/2042 (c)	167,000	196,813
4.20%, 7/15/2048	173,000	219,440
5.65%, 4/1/2040 (c)	66,000	93,405
6.35%, 9/15/2037	148,000	219,509
6.40%, 6/15/2038	146,000	222,400
Duke Energy Indiana LLC:
2.75%, 4/1/2050	180,000	182,210
3.75%, 5/15/2046	107,000	125,049
6.12%, 10/15/2035	482,000	694,827
6.35%, 8/15/2038	346,000	520,806
6.45%, 4/1/2039	570,000	847,419
Series YYY, 3.25%, 10/1/2049	46,000	51,217
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	105,000	119,065
Duke Energy Progress LLC:
3.60%, 9/15/2047	9,000	10,383
3.70%, 10/15/2046	277,000	323,157
4.10%, 5/15/2042	85,000	103,435
4.10%, 3/15/2043	181,000	219,291
4.15%, 12/1/2044	102,000	124,999
4.20%, 8/15/2045	321,000	397,061
4.38%, 3/30/2044	85,000	106,904
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	43,710
6.00%, 5/15/2035	131,000	170,683
Emera US Finance L.P. 4.75%, 6/15/2046	456,000	542,211
Entergy Arkansas LLC 4.20%, 4/1/2049	443,000	562,880
Entergy Corp. 3.75%, 6/15/2050	250,000	280,652
Entergy Louisiana LLC:
2.90%, 3/15/2051	78,000	80,551
3.05%, 6/1/2031	50,000	55,762
4.00%, 3/15/2033	84,000	103,291
Security Description	Principal Amount	Value
4.20%, 9/1/2048	$ 160,000	$ 204,528
Entergy Mississippi LLC 3.85%, 6/1/2049	121,000	145,167
Entergy Texas, Inc. 3.55%, 9/30/2049	164,000	180,238
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	97,000	103,903
3.45%, 4/15/2050	25,000	27,557
4.10%, 4/1/2043	208,000	244,327
4.25%, 12/1/2045	92,000	112,259
Evergy Metro, Inc.:
4.20%, 6/15/2047	73,000	89,587
Series 2019, 4.13%, 4/1/2049 (c)	216,000	265,637
Eversource Energy 3.45%, 1/15/2050	198,000	213,994
Exelon Corp.:
4.45%, 4/15/2046	530,000	643,457
5.10%, 6/15/2045	154,000	198,597
5.63%, 6/15/2035	260,000	342,137
Exelon Generation Co. LLC:
5.60%, 6/15/2042	158,000	180,373
5.75%, 10/1/2041	96,000	106,995
6.25%, 10/1/2039	208,000	247,098
FirstEnergy Corp.:
Series B, 2.25%, 9/1/2030	225,000	226,708
Series C, 3.40%, 3/1/2050	234,000	249,311
Series C, 4.85%, 7/15/2047	237,000	301,315
Series C, 7.38%, 11/15/2031	25,000	36,523
Florida Power & Light Co.:
3.15%, 10/1/2049	265,000	300,388
3.70%, 12/1/2047	322,000	391,497
3.80%, 12/15/2042	157,000	189,819
3.95%, 3/1/2048	173,000	217,547
3.99%, 3/1/2049	219,000	278,599
4.05%, 6/1/2042	132,000	163,574
4.05%, 10/1/2044	143,000	179,315
4.13%, 2/1/2042	189,000	236,586
4.13%, 6/1/2048	206,000	267,322
4.95%, 6/1/2035	124,000	170,907
5.63%, 4/1/2034	117,000	166,153
5.65%, 2/1/2037	192,000	269,720
5.69%, 3/1/2040	126,000	186,049
Georgia Power Co.:
4.30%, 3/15/2042	800,000	930,896
4.30%, 3/15/2043	75,000	89,469
Series 10-C, 4.75%, 9/1/2040	235,000	288,206
Iberdrola International B.V. 6.75%, 7/15/2036	68,000	94,717
Indiana Michigan Power Co.:
4.25%, 8/15/2048	270,000	330,691
6.05%, 3/15/2037	93,000	126,906
Series K, 4.55%, 3/15/2046	139,000	176,651
Series L, 3.75%, 7/1/2047	155,000	177,813
Interstate Power & Light Co. 6.25%, 7/15/2039	77,000	110,261

268

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
ITC Holdings Corp. 5.30%, 7/1/2043	$ 103,000	$ 129,683
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	90,994
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	84,500	107,505
Kansas City Power & Light Co. Series B, 6.05%, 11/15/2035	30,000	42,958
Kentucky Utilities Co.:
3.30%, 6/1/2050	140,000	148,959
4.38%, 10/1/2045	68,000	82,790
Louisville Gas & Electric Co. 4.25%, 4/1/2049	150,000	183,571
MidAmerican Energy Co.:
3.15%, 4/15/2050	116,000	131,448
3.95%, 8/1/2047	1,000	1,229
4.25%, 5/1/2046	181,000	227,854
4.25%, 7/15/2049	293,000	380,083
4.40%, 10/15/2044	480,000	608,602
6.75%, 12/30/2031	99,000	147,036
Series MTN, 5.75%, 11/1/2035	76,000	110,198
Series MTN, 5.80%, 10/15/2036	100,000	140,734
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	193,000	226,283
National Grid USA 5.80%, 4/1/2035	92,000	117,459
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	107,000	125,983
4.30%, 3/15/2049	160,000	202,005
4.40%, 11/1/2048	150,000	191,395
Series C, 8.00%, 3/1/2032	107,000	166,300
Nevada Power Co.:
Series EE, 3.13%, 8/1/2050	150,000	163,068
Series N, 6.65%, 4/1/2036	141,000	200,209
Series R, 6.75%, 7/1/2037	66,000	98,743
Northern States Power Co.:
2.60%, 6/1/2051	450,000	459,234
2.90%, 3/1/2050	63,000	68,559
3.40%, 8/15/2042	272,000	309,038
3.60%, 5/15/2046	93,000	108,458
3.60%, 9/15/2047	20,000	23,420
4.00%, 8/15/2045	106,000	129,829
4.13%, 5/15/2044	96,000	119,158
5.35%, 11/1/2039	100,000	140,391
6.20%, 7/1/2037	80,000	120,585
6.25%, 6/1/2036	184,000	272,289
NorthWestern Corp. 4.18%, 11/15/2044	178,000	214,123
NSTAR Electric Co. 5.50%, 3/15/2040	83,000	112,653
Oglethorpe Power Corp.:
5.05%, 10/1/2048	315,000	357,868
5.25%, 9/1/2050	5,000	5,781
Security Description	Principal Amount	Value
5.38%, 11/1/2040	$ 96,000	$ 113,857
5.95%, 11/1/2039	142,000	183,426
Ohio Edison Co. 6.88%, 7/15/2036	200,000	282,366
Ohio Power Co.:
4.00%, 6/1/2049	206,000	249,919
4.15%, 4/1/2048	431,000	531,996
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	50,000	55,659
4.15%, 4/1/2047	146,000	170,067
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	101,000	111,652
3.75%, 4/1/2045	148,000	175,405
3.80%, 9/30/2047	740,000	892,588
3.80%, 6/1/2049	184,000	223,324
4.10%, 11/15/2048	25,000	31,521
4.55%, 12/1/2041	36,000	45,576
5.30%, 6/1/2042	78,000	109,482
7.00%, 5/1/2032	85,000	124,891
7.25%, 1/15/2033	122,000	183,938
7.50%, 9/1/2038	117,000	190,608
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	750,000	735,915
3.30%, 8/1/2040 (c)	450,000	440,437
3.50%, 8/1/2050	370,000	359,148
PacifiCorp:
2.70%, 9/15/2030	105,000	114,552
3.30%, 3/15/2051	165,000	181,487
4.10%, 2/1/2042	367,000	440,136
4.13%, 1/15/2049	251,000	311,092
4.15%, 2/15/2050	234,000	294,225
5.25%, 6/15/2035	50,000	68,624
5.75%, 4/1/2037	35,000	48,305
6.00%, 1/15/2039	206,000	303,166
6.10%, 8/1/2036	68,000	95,701
6.25%, 10/15/2037	93,000	134,813
6.35%, 7/15/2038	20,000	29,726
PECO Energy Co.:
2.80%, 6/15/2050	70,000	72,302
3.00%, 9/15/2049	120,000	128,185
3.90%, 3/1/2048	55,000	67,233
5.95%, 10/1/2036	22,000	30,687
Potomac Electric Power Co.:
4.15%, 3/15/2043	781,000	943,698
6.50%, 11/15/2037	69,000	102,513
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	255,000	273,500
4.70%, 6/1/2043	76,000	86,614
5.00%, 3/15/2044	120,000	143,544
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	210,000	252,185
4.13%, 6/15/2044	167,000	202,855
4.15%, 10/1/2045	170,000	209,290
4.15%, 6/15/2048	132,000	165,253
4.75%, 7/15/2043	88,000	115,975

269

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.25%, 5/15/2039	$ 90,000	$ 133,632
Progress Energy, Inc.:
6.00%, 12/1/2039	138,000	187,088
7.75%, 3/1/2031	94,000	136,261
PSEG Power LLC 8.63%, 4/15/2031	25,000	35,208
Public Service Co. of Colorado:
3.80%, 6/15/2047	176,000	210,897
4.05%, 9/15/2049	292,000	363,388
4.10%, 6/15/2048	87,000	109,173
4.30%, 3/15/2044	95,000	120,558
Series 17, 6.25%, 9/1/2037	76,000	113,848
Series 34, 3.20%, 3/1/2050	105,000	117,979
Series 35, 1.90%, 1/15/2031	500,000	510,150
Series 36, 2.70%, 1/15/2051	250,000	255,752
Public Service Co. of New Hampshire 3.60%, 7/1/2049	113,000	130,135
Public Service Electric & Gas Co.:
Series MTN, 2.70%, 5/1/2050	325,000	334,360
Series MTN, 3.15%, 1/1/2050	198,000	219,461
Series MTN, 3.20%, 8/1/2049	245,000	272,631
Series MTN, 3.60%, 12/1/2047	5,000	5,852
Series MTN, 3.80%, 1/1/2043 (c)	95,000	111,065
Series MTN, 3.80%, 3/1/2046	220,000	264,024
Series MTN, 3.85%, 5/1/2049	218,000	268,879
Series MTN, 3.95%, 5/1/2042	298,000	359,072
Series MTN, 4.15%, 11/1/2045	98,000	124,858
Series MTN, 5.50%, 3/1/2040	93,000	131,615
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	109,000	117,831
4.30%, 5/20/2045	323,000	393,336
5.64%, 4/15/2041	42,000	57,946
5.76%, 10/1/2039	82,000	114,698
5.80%, 3/15/2040	94,000	130,162
6.27%, 3/15/2037	97,000	138,372
San Diego Gas & 1st Mortgage Series UUU, 3.32%, 4/15/2050	30,000	32,923
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	135,000	165,083
4.50%, 8/15/2040	225,000	278,530
6.00%, 6/1/2039	47,000	67,497
Series RRR, 3.75%, 6/1/2047	110,000	126,456
Series TTT, 4.10%, 6/15/2049	40,000	49,449
Sempra Energy:
3.80%, 2/1/2038	244,000	263,676
6.00%, 10/15/2039	98,000	135,163
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	128,000	161,146
5.10%, 6/1/2065	141,000	207,319
5.45%, 2/1/2041	518,000	713,390
6.63%, 2/1/2032	95,000	135,458
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	656	725
Security Description	Principal Amount	Value
Southern California Edison Co.:
3.65%, 2/1/2050	$ 317,000	$ 349,917
4.00%, 4/1/2047	404,000	462,552
4.05%, 3/15/2042	79,000	89,644
4.50%, 9/1/2040	212,000	251,345
4.65%, 10/1/2043	825,000	1,010,204
5.63%, 2/1/2036	293,000	368,081
6.00%, 1/15/2034	83,000	111,815
6.05%, 3/15/2039	89,000	120,467
Series 04-G, 5.75%, 4/1/2035	59,000	78,986
Series 05-E, 5.35%, 7/15/2035	50,000	63,421
Series 06-E, 5.55%, 1/15/2037	90,000	113,534
Series 08-A, 5.95%, 2/1/2038	106,000	139,290
Series 13-A, 3.90%, 3/15/2043	200,000	221,744
Series B, 4.88%, 3/1/2049	303,000	387,598
Series C, 3.60%, 2/1/2045	15,000	16,176
Series C, 4.13%, 3/1/2048	260,000	302,128
Southern Co.:
4.25%, 7/1/2036	80,000	90,937
4.40%, 7/1/2046	607,000	724,552
Southern Power Co. Series F, 4.95%, 12/15/2046	43,000	46,668
Southwestern Electric Power Co.:
6.20%, 3/15/2040	38,000	51,841
Series J, 3.90%, 4/1/2045	66,000	70,211
Southwestern Public Service Co.:
3.40%, 8/15/2046	70,000	76,592
3.70%, 8/15/2047	138,000	157,589
3.75%, 6/15/2049	82,000	94,962
4.50%, 8/15/2041	41,000	50,578
Series 6, 4.40%, 11/15/2048	103,000	130,367
Series 8, 3.15%, 5/1/2050	100,000	105,755
Tampa Electric Co.:
3.63%, 6/15/2050 (c)	260,000	300,334
4.10%, 6/15/2042	31,000	36,131
4.30%, 6/15/2048	90,000	111,980
Toledo Edison Co. 6.15%, 5/15/2037	341,000	490,754
Tucson Electric Power Co.:
4.00%, 6/15/2050	60,000	69,841
4.85%, 12/1/2048	91,000	117,622
Union Electric Co.:
3.25%, 10/1/2049	230,000	249,736
3.65%, 4/15/2045	145,000	166,283
3.90%, 9/15/2042	96,000	113,084
4.00%, 4/1/2048	111,000	134,006
5.30%, 8/1/2037	55,000	72,077
8.45%, 3/15/2039	54,000	90,920
Virginia Electric & Power Co.:
4.00%, 1/15/2043	50,000	59,929
4.45%, 2/15/2044	148,000	185,444
6.35%, 11/30/2037	370,000	539,057
8.88%, 11/15/2038	126,000	225,883
Series A, 6.00%, 5/15/2037	86,000	120,623
Series B, 4.20%, 5/15/2045	146,000	176,659

270

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Series C, 4.00%, 11/15/2046	$ 96,000	$ 114,485
Westar Energy, Inc. 4.13%, 3/1/2042	157,000	185,668
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	112,000	137,927
5.70%, 12/1/2036	85,000	117,096
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	115,000	133,477
6.38%, 8/15/2037	79,000	111,640
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	125,000	136,882
3.67%, 12/1/2042	91,000	100,716
4.75%, 11/1/2044	304,000	387,296
Xcel Energy, Inc. 6.50%, 7/1/2036	82,000	116,740
		79,679,536
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
1.95%, 10/15/2030 (c)	575,000	588,858
2.75%, 10/15/2050	225,000	225,902
5.25%, 11/15/2039	34,000	45,885
6.13%, 4/15/2039	62,000	89,539
		950,184
ELECTRONICS — 0.1%
Honeywell International, Inc.:
2.80%, 6/1/2050	180,000	193,097
3.81%, 11/21/2047	95,000	116,039
5.70%, 3/15/2037	119,000	171,286
5.38%, 3/1/2041	101,000	142,071
Tyco Electronics Group SA 7.13%, 10/1/2037	250,000	381,892
		1,004,385
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.05%, 3/1/2050	217,000	222,928
6.20%, 3/1/2040	100,000	145,328
Waste Management, Inc.:
3.90%, 3/1/2035	370,000	434,854
4.00%, 7/15/2039	74,000	76,768
4.10%, 3/1/2045	331,000	398,954
4.15%, 7/15/2049	192,000	240,204
		1,519,036
FOOD — 1.3%
Campbell Soup Co.:
3.13%, 4/24/2050	380,000	387,957
4.80%, 3/15/2048	112,000	146,849
Conagra Brands, Inc.:
5.30%, 11/1/2038	227,000	296,698
5.40%, 11/1/2048	250,000	345,140
8.25%, 9/15/2030	89,000	131,658
Security Description	Principal Amount	Value
General Mills, Inc.:
4.15%, 2/15/2043	$ 141,000	$ 170,372
4.55%, 4/17/2038	153,000	191,538
4.70%, 4/17/2048	91,000	120,591
5.40%, 6/15/2040	133,000	181,227
Hershey Co 3.13%, 11/15/2049	160,000	175,307
Hershey Co.:
2.65%, 6/1/2050	470,000	476,768
3.38%, 8/15/2046	444,000	499,904
Ingredion, Inc. 3.90%, 6/1/2050	140,000	159,907
JM Smucker Co.:
3.55%, 3/15/2050 (c)	82,000	85,303
4.25%, 3/15/2035	290,000	341,835
4.38%, 3/15/2045	128,000	150,872
Kellogg Co.:
4.50%, 4/1/2046	110,000	134,423
Series B, 7.45%, 4/1/2031 (c)	117,000	170,001
Kroger Co 3.95%, 1/15/2050	221,000	253,770
Kroger Co.:
3.88%, 10/15/2046	352,000	394,328
4.65%, 1/15/2048	107,000	133,446
5.00%, 4/15/2042 (c)	111,000	138,781
5.40%, 7/15/2040	92,000	116,237
6.90%, 4/15/2038	350,000	509,754
7.50%, 4/1/2031	188,000	277,503
McCormick & Co., Inc. 4.20%, 8/15/2047	138,000	168,465
Mondelez International, Inc. 4.63%, 5/7/2048	96,000	124,268
Sysco Corp.:
3.30%, 2/15/2050	160,000	151,058
4.50%, 4/1/2046	269,000	291,351
4.85%, 10/1/2045	969,000	1,116,966
5.38%, 9/21/2035	150,000	181,750
6.60%, 4/1/2040	210,000	284,149
Tyson Foods, Inc.:
4.55%, 6/2/2047	233,000	279,630
4.88%, 8/15/2034	122,000	153,198
5.10%, 9/28/2048	501,000	646,090
5.15%, 8/15/2044	93,000	117,354
		9,504,448
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (c)	94,000	97,284
Georgia-Pacific LLC:
7.75%, 11/15/2029	135,000	200,358
8.88%, 5/15/2031	73,000	116,613
International Paper Co.:
4.35%, 8/15/2048 (c)	282,000	331,113
4.40%, 8/15/2047	124,000	145,739

271

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.80%, 6/15/2044	$ 127,000	$ 150,021
5.00%, 9/15/2035	415,000	504,843
5.15%, 5/15/2046	147,000	183,043
6.00%, 11/15/2041	307,000	400,377
7.30%, 11/15/2039	257,000	362,234
		2,491,625
GAS — 0.9%
Atmos Energy Corp.:
3.38%, 9/15/2049 (c)	103,000	115,749
4.13%, 3/15/2049	310,000	387,764
4.15%, 1/15/2043	95,000	115,741
5.50%, 6/15/2041	377,000	518,571
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	35,000	38,959
5.85%, 1/15/2041	12,000	15,294
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	63,000	72,298
4.80%, 11/1/2043	920,000	1,067,816
Series C, 3.90%, 11/15/2049	158,000	170,193
NiSource, Inc.:
3.95%, 3/30/2048	265,000	306,125
4.38%, 5/15/2047	301,000	366,838
5.65%, 2/1/2045	260,000	355,030
5.95%, 6/15/2041	95,000	130,695
ONE Gas, Inc.:
4.50%, 11/1/2048	163,000	206,914
4.66%, 2/1/2044	91,000	113,717
Piedmont Natural Gas Co., Inc.:
3.35%, 6/1/2050 (c)	50,000	55,043
3.64%, 11/1/2046	237,000	260,911
Southern California Gas Co.:
3.75%, 9/15/2042	171,000	195,651
5.13%, 11/15/2040	82,000	105,692
Series UU, 4.13%, 6/1/2048	535,000	669,125
Series VV, 4.30%, 1/15/2049	179,000	226,446
Series WW, 3.95%, 2/15/2050	75,000	91,937
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	48,880
4.40%, 5/30/2047	92,000	108,623
5.88%, 3/15/2041	187,000	248,433
Southwest Gas Corp.:
3.80%, 9/29/2046	119,000	129,845
4.15%, 6/1/2049	55,000	62,938
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	234,000	262,658
		6,447,886
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc.:
3.10%, 5/1/2050	105,000	108,095
4.10%, 3/1/2048	136,000	161,216
Security Description	Principal Amount	Value
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	$ 113,000	$ 153,250
5.20%, 9/1/2040	115,000	151,639
		574,200
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	514,000	688,642
4.75%, 4/15/2043	191,000	254,880
4.90%, 11/30/2046	1,003,000	1,435,313
5.30%, 5/27/2040	147,000	211,207
6.00%, 4/1/2039	94,000	140,482
Baxter International, Inc. 3.50%, 8/15/2046	128,000	141,827
Boston Scientific Corp.:
4.55%, 3/1/2039	273,000	334,024
4.70%, 3/1/2049	413,000	526,203
7.00%, 11/15/2035	491,000	699,007
7.38%, 1/15/2040	91,000	139,740
Danaher Corp. 4.38%, 9/15/2045	661,000	835,431
DH Europe Finance II Sarl:
3.25%, 11/15/2039	145,000	159,935
3.40%, 11/15/2049	175,000	196,072
Koninklijke Philips NV 5.00%, 3/15/2042	112,000	144,702
Medtronic, Inc.:
4.38%, 3/15/2035	423,000	552,916
4.63%, 3/15/2045	717,000	962,780
Stryker Corp.:
2.90%, 6/15/2050	135,000	135,204
4.10%, 4/1/2043	153,000	180,806
4.63%, 3/15/2046 (c)	318,000	410,264
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	340,000	422,426
5.30%, 2/1/2044	185,000	260,191
Zimmer Biomet Holdings, Inc.:
4.45%, 8/15/2045	86,000	91,900
5.75%, 11/30/2039	194,000	242,564
		9,166,516
HEALTH CARE SERVICES — 3.7%
Adventist Health System 3.63%, 3/1/2049	60,000	59,756
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	328,000	364,034
4.27%, 8/15/2048	79,000	101,022
Series 2020, 3.01%, 6/15/2050	150,000	155,607
Aetna, Inc.:
3.88%, 8/15/2047	297,000	334,158
4.13%, 11/15/2042	116,000	131,074
4.50%, 5/15/2042	733,000	865,710
4.75%, 3/15/2044	119,000	142,595

272

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.63%, 6/15/2036	$ 257,000	$ 362,049
6.75%, 12/15/2037	154,000	218,939
AHS Hospital Corp. 5.02%, 7/1/2045	93,000	122,100
Allina Health System Series 2019, 3.89%, 4/15/2049	324,000	388,372
Anthem, Inc.:
3.13%, 5/15/2050	260,000	270,338
3.70%, 9/15/2049	643,000	729,664
4.38%, 12/1/2047	283,000	351,724
4.55%, 3/1/2048	205,000	260,578
4.63%, 5/15/2042	53,000	66,207
4.65%, 1/15/2043	72,000	91,102
4.65%, 8/15/2044	714,000	904,060
5.10%, 1/15/2044	173,000	230,258
5.85%, 1/15/2036	2,000	2,730
5.95%, 12/15/2034	94,000	131,819
6.38%, 6/15/2037	54,000	75,621
Ascension Health:
3.95%, 11/15/2046	278,000	348,259
4.85%, 11/15/2053	198,000	285,082
Series B, 3.11%, 11/15/2039	45,000	48,449
Banner Health Series 2020, 3.18%, 1/1/2050	150,000	157,930
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	146,479
4.19%, 11/15/2045	130,000	159,918
Children's Hospital Corp.:
2.59%, 2/1/2050	65,000	65,476
Series 2017, 4.12%, 1/1/2047	112,000	139,791
Children's Hospital Medical Center 4.27%, 5/15/2044	88,000	107,132
City of Hope:
Series 2013, 5.62%, 11/15/2043	82,000	118,432
Series 2018, 4.38%, 8/15/2048	92,000	112,754
CommonSpirit Health:
3.82%, 10/1/2049	136,000	145,039
4.19%, 10/1/2049	242,000	248,759
4.35%, 11/1/2042	251,000	260,305
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	103,000	113,733
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	82,000	88,872
Dignity Health 5.27%, 11/1/2064	122,000	139,068
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	42,000	52,052
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	94,000	112,788
4.50%, 7/1/2057	60,000	76,160
Hartford HealthCare Corp. 3.45%, 7/1/2054	92,000	81,367
HCA, Inc.:
5.13%, 6/15/2039	88,000	102,446
Security Description	Principal Amount	Value
5.25%, 6/15/2049	$ 210,000	$ 251,630
5.50%, 6/15/2047	837,000	1,021,826
Humana, Inc.:
4.63%, 12/1/2042	578,000	705,224
4.95%, 10/1/2044	188,000	244,443
IHC Health Services, Inc. 4.13%, 5/15/2048	25,000	32,324
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	81,000	101,732
Iowa Health System Series 2020, 3.67%, 2/15/2050	150,000	164,545
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	118,000	141,589
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	537,000	699,679
4.88%, 4/1/2042	31,000	42,215
Series 2019, 3.27%, 11/1/2049	381,000	427,631
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	272,000	328,785
Mayo Clinic:
3.77%, 11/15/2043	245,000	287,951
Series 2013, 4.00%, 11/15/2047	95,000	115,078
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	142,000	168,773
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	124,000	157,771
Series 2015, 4.20%, 7/1/2055	129,000	167,045
Series 2020, 2.96%, 1/1/2050	220,000	236,790
Montefiore Obligated Group:
4.29%, 9/1/2050	92,000	91,036
Series 18-C, 5.25%, 11/1/2048	102,000	113,295
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	72,000	78,319
Series 2019, 3.74%, 7/1/2049	151,000	162,216
New York and Presbyterian Hospital:
4.02%, 8/1/2045	81,000	99,496
4.06%, 8/1/2056	146,000	176,587
Series 2019, 3.95%, 8/1/2119	67,000	72,074
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	60,000	62,307
3.98%, 11/1/2046	121,000	128,058
4.26%, 11/1/2047	265,000	294,370
NYU Langone Hospitals:
4.37%, 7/1/2047	181,000	197,911
4.78%, 7/1/2044	243,000	279,642
Series 2020, 3.38%, 7/1/2055	82,000	79,266
OhioHealth Corp. Series 2020, 3.04%, 11/15/2050	135,000	144,265
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	71,664

273

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	$ 111,000	$ 132,121
Series 2017, 3.77%, 7/1/2048	85,000	96,280
Series 2020, 3.19%, 7/1/2049	125,000	132,759
Series 2020, 3.34%, 7/1/2060	95,000	100,820
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	82,000	107,696
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	112,000	124,111
Quest Diagnostics, Inc.:
2.80%, 6/30/2031	143,000	150,276
2.95%, 6/30/2030	384,000	407,409
4.70%, 3/30/2045	26,000	31,633
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	82,000	86,784
3.95%, 7/1/2046	119,000	132,868
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	92,000	104,048
Stanford Health Care Series 2018, 3.80%, 11/15/2048	122,000	146,574
Sutter Health Series 2018, 4.09%, 8/15/2048	92,000	108,071
Texas Health Resources 4.33%, 11/15/2055	118,000	154,346
Toledo Hospital:
5.75%, 11/15/2038	114,000	133,813
6.02%, 11/15/2048	127,000	139,576
Trinity Health Corp. 4.13%, 12/1/2045	178,000	208,452
UnitedHealth Group, Inc.:
2.75%, 5/15/2040	150,000	160,576
2.90%, 5/15/2050	365,000	384,922
3.13%, 5/15/2060	270,000	288,611
3.50%, 8/15/2039	78,000	90,694
3.70%, 8/15/2049	442,000	525,229
3.75%, 10/15/2047	110,000	131,112
3.88%, 8/15/2059	338,000	413,276
3.95%, 10/15/2042	70,000	82,768
4.20%, 1/15/2047	362,000	455,772
4.25%, 3/15/2043	26,000	32,368
4.25%, 4/15/2047	333,000	422,630
4.25%, 6/15/2048	338,000	433,461
4.38%, 3/15/2042	158,000	199,399
4.45%, 12/15/2048	465,000	613,628
4.63%, 7/15/2035	1,219,000	1,587,528
4.63%, 11/15/2041	75,000	97,477
4.75%, 7/15/2045	498,000	666,638
5.70%, 10/15/2040	93,000	135,370
5.80%, 3/15/2036	229,000	325,572
5.95%, 2/15/2041	51,000	74,587
6.50%, 6/15/2037	116,000	177,327
6.63%, 11/15/2037	138,000	213,453
6.88%, 2/15/2038	223,000	349,769
Security Description	Principal Amount	Value
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	$ 90,000	$ 112,486
		27,287,635
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.50%, 6/1/2046	123,000	134,857
4.60%, 5/15/2050	250,000	284,553
		419,410
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co 3.60%, 3/25/2050	369,000	463,593
Procter & Gamble Co. 3.55%, 3/25/2040	315,000	377,736
		841,329
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	88,000	101,855
Kimberly-Clark Corp.:
2.88%, 2/7/2050	272,000	295,430
3.20%, 7/30/2046	336,000	382,408
3.90%, 5/4/2047	93,000	115,377
5.30%, 3/1/2041	91,000	128,171
6.63%, 8/1/2037	3,000	4,752
		1,027,993
INSURANCE — 3.7%
Aflac, Inc.:
4.00%, 10/15/2046	325,000	369,674
4.75%, 1/15/2049	82,000	105,190
Allstate Corp.:
3.85%, 8/10/2049	92,000	110,980
4.20%, 12/15/2046	189,000	234,662
4.50%, 6/15/2043	135,000	172,268
5.35%, 6/1/2033	82,000	111,048
5.55%, 5/9/2035 (c)	85,000	122,415
5.95%, 4/1/2036	81,000	113,180
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	189,000	229,393
American Financial Group, Inc. 4.50%, 6/15/2047	84,000	86,446
American International Group, Inc.:
3.88%, 1/15/2035	719,000	807,581
4.38%, 6/30/2050	645,000	745,394
4.38%, 1/15/2055	237,000	269,403
4.50%, 7/16/2044	266,000	306,198
4.70%, 7/10/2035	171,000	207,408
4.75%, 4/1/2048	125,000	150,107
4.80%, 7/10/2045	200,000	241,850
6.25%, 5/1/2036	403,000	541,398
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	143,000	177,206

274

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Aon Corp. 6.25%, 9/30/2040	$ 179,000	$ 255,333
Aon PLC:
4.45%, 5/24/2043	51,000	59,269
4.75%, 5/15/2045	147,000	186,408
Arch Capital Finance LLC 5.03%, 12/15/2046	179,000	231,597
Arch Capital Group US, Inc. 5.14%, 11/1/2043	105,000	130,850
Arch Capital Group, Ltd. 3.64%, 6/30/2050	280,000	294,258
AXA SA 8.60%, 12/15/2030	636,000	920,165
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	679,000	859,397
4.25%, 1/15/2049	626,000	802,069
4.40%, 5/15/2042	600,000	785,010
5.75%, 1/15/2040	26,000	39,402
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	250,000	331,192
Brighthouse Financial, Inc. 4.70%, 6/22/2047	49,000	44,529
Chubb Corp.:
6.00%, 5/11/2037	302,000	438,821
Series 1, 6.50%, 5/15/2038	280,000	429,766
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	124,000	153,976
4.35%, 11/3/2045	399,000	519,314
Cincinnati Financial Corp. 6.13%, 11/1/2034	80,000	112,010
Equitable Holdings, Inc. 5.00%, 4/20/2048	356,000	405,509
Hartford Financial Services Group, Inc.:
4.30%, 4/15/2043	100,000	115,243
4.40%, 3/15/2048	139,000	165,896
5.95%, 10/15/2036	81,000	108,514
6.10%, 10/1/2041	202,000	278,994
Lincoln National Corp.:
3.40%, 1/15/2031 (c)	300,000	325,710
4.35%, 3/1/2048	237,000	266,663
4.38%, 6/15/2050 (c)	195,000	222,318
7.00%, 6/15/2040	122,000	172,003
Loews Corp.:
4.13%, 5/15/2043	102,000	110,606
6.00%, 2/1/2035	78,000	106,425
Manulife Financial Corp. 5.38%, 3/4/2046	135,000	178,899
Markel Corp.:
4.15%, 9/17/2050 (c)	159,000	176,476
4.30%, 11/1/2047	137,000	154,665
5.00%, 4/5/2046	83,000	102,249
5.00%, 5/20/2049	142,000	175,829
Marsh & McLennan Cos., Inc.:
2.25%, 11/15/2030	195,000	202,810
Security Description	Principal Amount	Value
4.35%, 1/30/2047	$ 118,000	$ 147,981
4.75%, 3/15/2039	130,000	166,793
4.90%, 3/15/2049	327,000	444,439
5.88%, 8/1/2033	100,000	138,084
MetLife, Inc.:
4.13%, 8/13/2042	290,000	340,147
4.60%, 5/13/2046 (c)	178,000	227,543
4.72%, 12/15/2044	260,000	327,917
5.70%, 6/15/2035	812,000	1,172,228
5.88%, 2/6/2041	174,000	244,976
6.38%, 6/15/2034	188,000	281,041
6.40%, 12/15/2066	308,000	367,690
6.50%, 12/15/2032	88,000	128,541
10.75%, 8/1/2069	93,000	143,780
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	95,000	108,268
Principal Financial Group, Inc.:
4.30%, 11/15/2046	67,000	81,207
4.35%, 5/15/2043	117,000	138,304
4.63%, 9/15/2042	125,000	153,787
Progressive Corp 3.70%, 1/26/2045	127,000	149,083
Progressive Corp.:
4.13%, 4/15/2047	122,000	154,813
4.20%, 3/15/2048	574,000	742,366
4.35%, 4/25/2044	271,000	344,208
6.25%, 12/1/2032	80,000	114,494
Prudential Financial, Inc.:
3.91%, 12/7/2047	431,000	491,840
3.94%, 12/7/2049	385,000	438,018
Series B, 5.75%, 7/15/2033	81,000	106,890
Series MTN, 3.70%, 3/13/2051	616,000	676,029
Series MTN, 4.35%, 2/25/2050	368,000	439,951
Series MTN, 4.42%, 3/27/2048	542,000	642,308
Series MTN, 4.60%, 5/15/2044	53,000	63,969
Series MTN, 5.70%, 12/14/2036	13,000	17,725
Series MTN, 6.63%, 12/1/2037	86,000	126,951
Series MTN, 6.63%, 6/21/2040	25,000	36,904
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	92,213
Travelers Cos., Inc.:
2.55%, 4/27/2050	135,000	133,175
3.75%, 5/15/2046 (c)	107,000	126,058
4.00%, 5/30/2047	744,000	911,519
4.05%, 3/7/2048	298,000	367,845
4.10%, 3/4/2049	112,000	140,791
4.30%, 8/25/2045	25,000	31,807
4.60%, 8/1/2043 (c)	92,000	120,100
5.35%, 11/1/2040	34,000	47,759
6.75%, 6/20/2036	145,000	217,301
Series MTN, 6.25%, 6/15/2037	100,000	148,851
Travelers Property Casualty Corp. 6.38%, 3/15/2033	69,000	101,765

275

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Unum Group:
4.50%, 12/15/2049	$ 83,000	$ 76,670
5.75%, 8/15/2042	125,000	134,415
Voya Financial, Inc.:
4.80%, 6/15/2046	120,000	142,350
5.70%, 7/15/2043	57,000	73,608
Willis North America, Inc.:
3.88%, 9/15/2049	65,000	71,809
5.05%, 9/15/2048	101,000	129,841
WR Berkley Corp.:
4.00%, 5/12/2050 (c)	55,000	60,114
4.75%, 8/1/2044	44,000	51,365
XLIT, Ltd. 5.50%, 3/31/2045	106,000	141,239
		27,442,846
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	262,000	301,793
4.20%, 12/6/2047 (c)	303,000	371,536
4.40%, 12/6/2057 (c)	113,000	145,609
4.50%, 11/28/2034	339,000	415,983
Amazon.com, Inc.:
2.50%, 6/3/2050	200,000	204,556
2.70%, 6/3/2060	1,345,000	1,386,318
3.88%, 8/22/2037	840,000	1,031,176
4.05%, 8/22/2047	596,000	775,086
4.25%, 8/22/2057	625,000	831,619
4.80%, 12/5/2034	293,000	399,412
4.95%, 12/5/2044	537,000	759,490
eBay, Inc. 4.00%, 7/15/2042	189,000	205,590
JD.com, Inc. 4.13%, 1/14/2050	142,000	150,634
		6,978,802
IRON/STEEL — 0.2%
Nucor Corp.:
4.40%, 5/1/2048	151,000	182,055
5.20%, 8/1/2043	254,000	324,957
6.40%, 12/1/2037	25,000	34,647
Steel Dynamics, Inc. 3.25%, 1/15/2031	60,000	61,422
Vale Overseas, Ltd.:
6.88%, 11/21/2036	281,000	367,045
6.88%, 11/10/2039	205,000	267,511
8.25%, 1/17/2034	166,000	232,805
Vale SA 5.63%, 9/11/2042	120,000	138,527
		1,608,969
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc. 4.38%, 5/8/2042	192,000	242,020
Security Description	Principal Amount	Value
Caterpillar, Inc.:
3.25%, 9/19/2049	$ 351,000	$ 390,403
3.25%, 4/9/2050	385,000	428,963
3.80%, 8/15/2042	496,000	587,562
4.75%, 5/15/2064	411,000	576,814
5.20%, 5/27/2041	123,000	170,293
5.30%, 9/15/2035	93,000	126,300
6.05%, 8/15/2036	116,000	166,219
		2,688,574
MACHINERY-DIVERSIFIED — 0.3%
Crane Co. 4.20%, 3/15/2048	211,000	205,938
Deere & Co.:
2.88%, 9/7/2049	122,000	128,967
3.75%, 4/15/2050	90,000	110,454
3.90%, 6/9/2042	413,000	516,506
7.13%, 3/3/2031	71,000	102,773
Dover Corp. 5.38%, 10/15/2035	369,000	486,656
Otis Worldwide Corp.:
3.11%, 2/15/2040 (b)	157,000	161,252
3.36%, 2/15/2050 (b) (c)	204,000	214,949
Rockwell Automation, Inc. 4.20%, 3/1/2049 (c)	180,000	225,943
Xylem, Inc.:
2.25%, 1/30/2031	220,000	221,720
4.38%, 11/1/2046	139,000	151,457
		2,526,615
MEDIA — 6.3%
CBS Corp.:
4.60%, 1/15/2045	64,000	67,587
4.85%, 7/1/2042	63,000	66,860
4.90%, 8/15/2044	136,000	147,946
5.90%, 10/15/2040	122,000	144,934
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.80%, 4/1/2031	315,000	319,804
3.70%, 4/1/2051	356,000	350,147
4.80%, 3/1/2050	1,345,000	1,518,868
5.13%, 7/1/2049	243,000	281,744
5.38%, 4/1/2038	552,000	666,098
5.38%, 5/1/2047	638,000	757,453
5.75%, 4/1/2048	833,000	1,033,553
6.38%, 10/23/2035	1,301,000	1,713,612
6.48%, 10/23/2045	703,000	932,403
6.83%, 10/23/2055	102,000	139,565
Comcast Corp.:
1.95%, 1/15/2031	295,000	300,602
2.80%, 1/15/2051	220,000	224,996
3.20%, 7/15/2036	147,000	162,914
3.25%, 11/1/2039	339,000	373,395

276

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
3.40%, 7/15/2046	$ 1,036,000	$ 1,151,328
3.45%, 2/1/2050	263,000	298,074
3.75%, 4/1/2040	382,000	446,661
3.90%, 3/1/2038	436,000	517,811
3.97%, 11/1/2047	281,000	334,865
4.00%, 8/15/2047	101,000	121,471
4.00%, 3/1/2048	184,000	225,413
4.00%, 11/1/2049	813,000	987,641
4.05%, 11/1/2052	588,000	721,229
4.20%, 8/15/2034	239,000	295,139
4.25%, 10/15/2030	930,000	1,136,386
4.25%, 1/15/2033	1,536,000	1,890,401
4.40%, 8/15/2035	1,288,000	1,600,971
4.50%, 1/15/2043	171,000	215,927
4.60%, 8/15/2045	479,000	621,598
4.65%, 7/15/2042	240,000	310,519
4.70%, 10/15/2048	921,000	1,232,049
4.75%, 3/1/2044	335,000	440,408
4.95%, 10/15/2058	581,000	828,988
6.40%, 5/15/2038	154,000	228,662
6.45%, 3/15/2037	89,000	133,156
6.50%, 11/15/2035	70,000	105,632
6.55%, 7/1/2039	237,000	360,216
6.95%, 8/15/2037	595,000	935,090
7.05%, 3/15/2033	164,000	251,081
Discovery Communications LLC:
4.65%, 5/15/2050	250,000	283,813
4.88%, 4/1/2043	231,000	263,622
4.95%, 5/15/2042	52,000	59,135
5.00%, 9/20/2037	502,000	590,874
5.20%, 9/20/2047	377,000	437,893
5.30%, 5/15/2049	80,000	95,940
6.35%, 6/1/2040	373,000	501,402
Fox Corp.:
5.48%, 1/25/2039	278,000	371,544
5.58%, 1/25/2049	445,000	617,633
Grupo Televisa SAB:
5.00%, 5/13/2045	326,000	359,738
5.25%, 5/24/2049 (c)	313,000	360,958
6.13%, 1/31/2046 (c)	201,000	256,191
6.63%, 1/15/2040 (c)	89,000	114,985
8.50%, 3/11/2032	2,000	2,904
NBCUniversal Media LLC:
4.45%, 1/15/2043	115,000	144,644
5.95%, 4/1/2041	418,000	612,587
Thomson Reuters Corp.:
5.50%, 8/15/2035	91,000	110,858
5.65%, 11/23/2043	358,000	472,560
5.85%, 4/15/2040	142,000	180,184
Time Warner Cable LLC:
4.50%, 9/15/2042	493,000	525,927
5.50%, 9/1/2041	359,000	434,250
5.88%, 11/15/2040	285,000	351,969
6.55%, 5/1/2037	273,000	357,231
7.30%, 7/1/2038	869,000	1,195,049
Security Description	Principal Amount	Value
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	$ 448,000	$ 671,462
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	529,000	637,054
Series B, 7.00%, 3/1/2032	95,000	142,199
Series GMTN, 4.13%, 6/1/2044	320,000	385,888
Series MTN, 3.70%, 12/1/2042	139,000	155,964
Viacom, Inc.:
4.20%, 5/19/2032	275,000	306,848
4.95%, 1/15/2031	275,000	323,067
4.95%, 5/19/2050	400,000	444,788
5.25%, 4/1/2044	310,000	346,611
5.50%, 5/15/2033	150,000	175,953
5.85%, 9/1/2043	633,000	745,471
6.88%, 4/30/2036	288,000	388,374
7.88%, 7/30/2030	680,000	966,851
Walt Disney Co.:
2.65%, 1/13/2031	400,000	425,208
2.75%, 9/1/2049	578,000	557,914
3.50%, 5/13/2040	850,000	930,520
3.60%, 1/13/2051	445,000	493,906
3.80%, 5/13/2060	145,000	167,655
4.75%, 9/15/2044	829,000	1,039,309
4.75%, 11/15/2046	111,000	140,433
4.95%, 10/15/2045	427,000	550,757
5.40%, 10/1/2043	149,000	200,217
6.15%, 3/1/2037	290,000	411,565
6.20%, 12/15/2034	518,000	753,426
6.40%, 12/15/2035	416,000	624,653
6.55%, 3/15/2033	225,000	326,630
6.65%, 11/15/2037	194,000	289,153
7.75%, 12/1/2045	92,000	155,100
		46,052,064
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	38,474
4.38%, 6/15/2045	111,000	132,544
Valmont Industries, Inc. 5.25%, 10/1/2054	418,000	425,607
		596,625
MINING — 1.2%
Barrick Gold Corp. 5.25%, 4/1/2042	395,000	512,840
Barrick North America Finance LLC:
5.70%, 5/30/2041	146,000	195,767
5.75%, 5/1/2043	824,000	1,157,168
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (c)	256,000	316,055
5.00%, 9/30/2043	680,000	935,830
Newmont Corp.:
2.25%, 10/1/2030	185,000	187,270

277

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.45%, 6/9/2044	$ 155,000	$ 206,913
5.88%, 4/1/2035	226,000	315,060
6.25%, 10/1/2039	255,000	361,812
Newmont Mining Corp. 4.88%, 3/15/2042	198,000	252,771
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	88,000	127,034
7.25%, 3/15/2031	66,000	95,585
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	553,000	695,790
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	323,000	452,077
Southern Copper Corp.:
5.25%, 11/8/2042	260,000	308,498
5.88%, 4/23/2045 (c)	301,000	384,558
6.75%, 4/16/2040	136,000	184,572
7.50%, 7/27/2035	490,000	683,898
Teck Resources, Ltd.:
3.90%, 7/15/2030 (b)	65,000	65,179
6.00%, 8/15/2040	150,000	158,164
6.13%, 10/1/2035	447,000	508,029
6.25%, 7/15/2041	350,000	383,075
		8,487,945
MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
3.25%, 8/26/2049	549,000	604,806
3.70%, 4/15/2050	99,000	117,746
Series MTN, 3.13%, 9/19/2046	165,000	178,037
Series MTN, 3.63%, 10/15/2047	284,000	329,227
Series MTN, 4.00%, 9/14/2048	192,000	238,746
Series MTN, 5.70%, 3/15/2037	94,000	130,428
Eaton Corp.:
3.92%, 9/15/2047	99,000	114,145
4.00%, 11/2/2032	220,000	259,151
4.15%, 11/2/2042	222,000	262,009
General Electric Co.:
4.13%, 10/9/2042 (c)	708,000	673,492
4.25%, 5/1/2040	567,000	556,267
4.35%, 5/1/2050	530,000	522,813
Series A, 6.75%, 3/15/2032	1,529,000	1,862,031
Series GMTN, 6.15%, 8/7/2037	516,000	595,903
Series GMTN, 6.88%, 1/10/2039	854,000	1,041,282
Series MTN, 5.88%, 1/14/2038	510,000	571,659
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (c)	407,000	496,540
4.88%, 9/15/2041	91,000	122,477
Parker-Hannifin Corp.:
4.10%, 3/1/2047	287,000	328,408
Series MTN, 4.20%, 11/21/2034	52,000	61,963
Series MTN, 4.45%, 11/21/2044	119,000	140,545
Security Description	Principal Amount	Value
Series MTN, 6.25%, 5/15/2038	$ 159,000	$ 213,974
Trane Technologies Global Holding Co., Ltd. 5.75%, 6/15/2043	279,000	373,045
Trane Technologies Luxembourg Finance SA 4.50%, 3/21/2049	93,000	109,675
		9,904,369
OIL & GAS — 4.2%
BP Capital Markets America, Inc. 3.00%, 2/24/2050	383,000	375,309
Burlington Resources LLC:
5.95%, 10/15/2036	212,000	285,144
7.20%, 8/15/2031	224,000	320,952
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038 (c)	343,000	406,781
6.45%, 6/30/2033	382,000	461,066
6.50%, 2/15/2037	100,000	119,114
7.20%, 1/15/2032	268,000	329,568
Series GMTN, 4.95%, 6/1/2047	117,000	128,347
Chevron Corp.:
2.98%, 5/11/2040	220,000	235,858
3.08%, 5/11/2050	555,000	588,694
Concho Resources, Inc.:
4.85%, 8/15/2048	251,000	281,647
4.88%, 10/1/2047	163,000	183,178
Conoco Funding Co. 7.25%, 10/15/2031	39,000	56,582
ConocoPhillips:
5.90%, 10/15/2032	50,000	68,111
5.90%, 5/15/2038	570,000	780,039
6.50%, 2/1/2039	1,195,000	1,733,395
ConocoPhillips Co.:
4.30%, 11/15/2044	141,000	172,609
5.95%, 3/15/2046	49,000	71,916
Devon Energy Corp.:
4.75%, 5/15/2042	154,000	135,632
5.00%, 6/15/2045	241,000	215,324
5.60%, 7/15/2041	470,000	459,994
7.88%, 9/30/2031	262,000	303,975
7.95%, 4/15/2032	40,000	46,440
Encana Corp. 7.20%, 11/1/2031	118,000	106,573
EOG Resources, Inc.:
3.90%, 4/1/2035	173,000	201,645
4.95%, 4/15/2050 (c)	220,000	280,775
Exxon Mobil Corp.:
2.61%, 10/15/2030	556,000	595,737
3.10%, 8/16/2049	388,000	399,667
3.45%, 4/15/2051	580,000	641,932
4.11%, 3/1/2046	699,000	840,373
4.23%, 3/19/2040	337,000	407,393
4.33%, 3/19/2050	1,766,000	2,209,831
Hess Corp.:
5.80%, 4/1/2047 (c)	192,000	208,082

278

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
6.00%, 1/15/2040	$ 552,000	$ 594,642
7.13%, 3/15/2033	201,000	234,503
7.30%, 8/15/2031	80,000	93,251
Husky Energy, Inc. 6.80%, 9/15/2037	69,000	78,332
Marathon Oil Corp.:
5.20%, 6/1/2045	67,000	62,009
6.60%, 10/1/2037	154,000	156,399
6.80%, 3/15/2032	279,000	297,447
Marathon Petroleum Corp.:
4.50%, 4/1/2048	130,000	133,596
4.75%, 9/15/2044	264,000	278,763
5.00%, 9/15/2054	139,000	143,159
6.50%, 3/1/2041	360,000	445,939
Noble Energy, Inc.:
4.95%, 8/15/2047	108,000	97,101
5.05%, 11/15/2044	417,000	379,432
5.25%, 11/15/2043	276,000	254,489
6.00%, 3/1/2041	245,000	238,601
Ovintiv, Inc.:
6.50%, 8/15/2034	80,000	71,334
6.50%, 2/1/2038	118,000	99,940
6.63%, 8/15/2037	103,000	89,202
8.13%, 9/15/2030	376,000	355,320
Petro-Canada:
5.35%, 7/15/2033	153,000	171,222
5.95%, 5/15/2035	184,000	218,307
6.80%, 5/15/2038	838,000	1,086,693
Phillips 66:
2.15%, 12/15/2030	500,000	487,040
4.88%, 11/15/2044	574,000	710,181
5.88%, 5/1/2042	242,000	328,075
Shell International Finance B.V.:
3.13%, 11/7/2049	187,000	195,993
3.25%, 4/6/2050	100,000	107,022
3.63%, 8/21/2042	134,000	147,180
3.75%, 9/12/2046	475,000	546,307
4.00%, 5/10/2046	1,187,000	1,395,295
4.13%, 5/11/2035	342,000	414,548
4.38%, 5/11/2045	592,000	725,520
4.55%, 8/12/2043	304,000	380,955
5.50%, 3/25/2040	349,000	493,245
6.38%, 12/15/2038	906,000	1,356,110
Suncor Energy, Inc.:
4.00%, 11/15/2047	196,000	201,821
5.95%, 12/1/2034	150,000	179,520
6.50%, 6/15/2038	183,000	232,320
6.85%, 6/1/2039	251,000	325,567
7.15%, 2/1/2032	138,000	174,064
Total Capital International SA:
2.99%, 6/29/2041	500,000	512,710
3.13%, 5/29/2050	500,000	512,320
3.39%, 6/29/2060	500,000	514,215
3.46%, 7/12/2049	293,000	318,435
Security Description	Principal Amount	Value
Valero Energy Corp.:
4.90%, 3/15/2045	$ 110,000	$ 129,488
6.63%, 6/15/2037	444,000	580,881
7.50%, 4/15/2032	262,000	364,500
		30,564,676
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040 (c)	90,000	110,115
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	1,228,000	1,278,557
Halliburton Co.:
4.50%, 11/15/2041	90,000	86,285
4.75%, 8/1/2043	106,000	104,046
4.85%, 11/15/2035	544,000	567,408
5.00%, 11/15/2045	689,000	710,869
6.70%, 9/15/2038	312,000	369,645
7.45%, 9/15/2039	110,000	139,574
National Oilwell Varco, Inc. 3.95%, 12/1/2042	86,000	71,382
		3,437,881
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 5.75%, 11/1/2040	89,000	109,704
WestRock MWV LLC 7.95%, 2/15/2031	94,000	133,145
WRKCo, Inc. 3.00%, 6/15/2033	400,000	418,248
		661,097
PHARMACEUTICALS — 7.6%
AbbVie, Inc.:
4.05%, 11/21/2039 (b)	1,141,000	1,334,023
4.25%, 11/21/2049 (b)	1,381,000	1,671,604
4.30%, 5/14/2036	124,000	146,273
4.40%, 11/6/2042	664,000	799,735
4.45%, 5/14/2046	1,215,000	1,484,402
4.50%, 5/14/2035	809,000	977,280
4.55%, 3/15/2035 (b)	475,000	575,757
4.63%, 10/1/2042 (b)	330,000	404,035
4.75%, 3/15/2045 (b)	857,000	1,064,540
4.85%, 6/15/2044 (b)	223,000	277,236
4.88%, 11/14/2048	174,000	226,983
AmerisourceBergen Corp.:
4.25%, 3/1/2045	30,000	33,467
4.30%, 12/15/2047	94,000	105,394
AstraZeneca PLC:
4.00%, 9/18/2042	479,000	585,941
4.38%, 11/16/2045	303,000	393,121
4.38%, 8/17/2048	155,000	204,912
6.45%, 9/15/2037	637,000	957,475
Becton Dickinson & Co.:
3.79%, 5/20/2050	190,000	211,033

279

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.69%, 12/15/2044	$ 903,000	$ 1,110,672
Becton Dickinson and Co. 4.67%, 6/6/2047	381,000	470,238
Bristol-Myers Squibb Co.:
4.13%, 6/15/2039 (b)	508,000	645,734
4.25%, 10/26/2049 (b)	705,000	929,423
4.35%, 11/15/2047 (b)	215,000	282,944
4.50%, 3/1/2044	95,000	128,611
4.55%, 2/20/2048 (b)	1,253,000	1,689,871
4.63%, 5/15/2044 (b)	231,000	304,758
5.00%, 8/15/2045 (b)	395,000	555,844
5.25%, 8/15/2043 (b)	55,000	78,658
Cardinal Health, Inc.:
4.37%, 6/15/2047	192,000	212,617
4.50%, 11/15/2044	127,000	137,396
4.60%, 3/15/2043	50,000	55,169
4.90%, 9/15/2045	169,000	196,429
Cigna Corp.:
3.20%, 3/15/2040	193,000	205,188
3.88%, 10/15/2047 (b)	580,000	655,470
4.80%, 8/15/2038	1,416,000	1,794,058
4.80%, 7/15/2046 (b)	152,000	191,718
4.90%, 12/15/2048	654,000	862,135
6.13%, 11/15/2041 (b)	123,000	174,550
CVS Health Corp.:
4.25%, 4/1/2050 (c)	205,000	246,804
4.78%, 3/25/2038	1,148,000	1,420,409
4.88%, 7/20/2035	589,000	738,712
5.05%, 3/25/2048	1,655,000	2,163,416
5.13%, 7/20/2045	988,000	1,275,982
5.30%, 12/5/2043	263,000	342,510
6.13%, 9/15/2039	833,000	1,173,264
Eli Lilly & Co.:
3.95%, 5/15/2047	95,000	118,121
3.95%, 3/15/2049	585,000	746,314
4.15%, 3/15/2059	681,000	890,142
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	41,000	52,525
5.38%, 4/15/2034	93,000	128,794
6.38%, 5/15/2038	1,580,000	2,397,840
Johnson & Johnson:
3.40%, 1/15/2038	25,000	29,568
3.55%, 3/1/2036	167,000	197,232
3.63%, 3/3/2037	510,000	614,626
3.70%, 3/1/2046	839,000	1,046,308
3.75%, 3/3/2047	540,000	680,778
4.38%, 12/5/2033	283,000	372,349
4.50%, 9/1/2040	339,000	458,047
4.50%, 12/5/2043	80,000	109,402
4.85%, 5/15/2041	95,000	135,707
4.95%, 5/15/2033	86,000	118,166
5.85%, 7/15/2038	280,000	425,202
McKesson Corp.:
4.88%, 3/15/2044	165,000	199,275
6.00%, 3/1/2041	350,000	479,241
Security Description	Principal Amount	Value
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	$ 368,000	$ 466,830
5.90%, 11/1/2039	92,000	128,906
Merck & Co., Inc.:
2.35%, 6/24/2040	500,000	510,350
2.45%, 6/24/2050	200,000	201,660
3.60%, 9/15/2042	148,000	176,890
3.70%, 2/10/2045	639,000	772,838
3.90%, 3/7/2039	308,000	380,201
4.00%, 3/7/2049	545,000	704,107
4.15%, 5/18/2043	382,000	490,030
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	83,000	117,870
Mylan NV 5.25%, 6/15/2046	512,000	630,666
Mylan, Inc.:
5.20%, 4/15/2048	114,000	140,539
5.40%, 11/29/2043	231,000	282,827
Novartis Capital Corp.:
2.20%, 8/14/2030	2,518,000	2,661,627
2.75%, 8/14/2050	167,000	176,445
3.70%, 9/21/2042	96,000	115,309
4.00%, 11/20/2045	267,000	337,026
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	150,000	158,382
Pfizer, Inc.:
2.55%, 5/28/2040	100,000	103,450
2.70%, 5/28/2050	310,000	320,022
3.90%, 3/15/2039	41,000	50,495
4.00%, 12/15/2036	208,000	254,837
4.00%, 3/15/2049 (c)	649,000	828,676
4.13%, 12/15/2046	809,000	1,041,329
4.20%, 9/15/2048	20,000	25,989
4.30%, 6/15/2043	1,031,000	1,321,144
4.40%, 5/15/2044	333,000	435,874
5.60%, 9/15/2040	200,000	289,284
Takeda Pharmaceutical Co., Ltd.:
3.03%, 7/9/2040	200,000	202,228
3.18%, 7/9/2050 (f)	200,000	200,456
3.38%, 7/9/2060	200,000	200,016
Upjohn, Inc.:
3.85%, 6/22/2040 (b)	200,000	215,728
4.00%, 6/22/2050 (b)	230,000	247,241
Wyeth LLC:
5.95%, 4/1/2037	604,000	887,898
6.00%, 2/15/2036	296,000	432,879
6.50%, 2/1/2034 (c)	207,000	320,571
Zoetis, Inc.:
3.00%, 5/15/2050 (c)	465,000	490,561
3.95%, 9/12/2047	71,000	85,243
4.70%, 2/1/2043	251,000	330,444
		55,432,296
PIPELINES — 4.2%
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	87,000	106,303

280

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Enable Midstream Partners L.P. 5.00%, 5/15/2044	$ 115,000	$ 91,742
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	33,000	39,967
Series B, 7.50%, 4/15/2038	160,000	209,374
Enbridge, Inc.:
4.50%, 6/10/2044	234,000	267,427
5.50%, 12/1/2046	211,000	272,458
Energy Transfer Operating L.P.:
4.90%, 3/15/2035	183,000	184,943
5.00%, 5/15/2050	529,000	501,487
5.15%, 2/1/2043	100,000	93,480
5.15%, 3/15/2045	215,000	204,252
5.30%, 4/15/2047	848,000	837,714
5.95%, 10/1/2043	243,000	246,079
6.05%, 6/1/2041	264,000	277,248
6.13%, 12/15/2045	281,000	292,195
6.25%, 4/15/2049	175,000	186,473
6.50%, 2/1/2042	85,000	92,738
6.63%, 10/15/2036	151,000	166,330
7.50%, 7/1/2038	595,000	699,530
Series 20Y, 5.80%, 6/15/2038	224,000	229,869
Series 30Y, 6.00%, 6/15/2048	192,000	199,937
Enterprise Products Operating LLC:
3.70%, 1/31/2051 (c)	347,000	363,094
4.20%, 1/31/2050	531,000	592,330
4.25%, 2/15/2048	780,000	858,000
4.45%, 2/15/2043	291,000	324,331
4.80%, 2/1/2049	328,000	392,199
4.85%, 8/15/2042	50,000	57,550
4.85%, 3/15/2044	623,000	723,359
4.90%, 5/15/2046	275,000	321,838
4.95%, 10/15/2054	171,000	191,299
5.10%, 2/15/2045	109,000	129,351
5.70%, 2/15/2042	98,000	121,251
5.95%, 2/1/2041	142,000	181,024
6.45%, 9/1/2040	159,000	211,009
7.55%, 4/15/2038	213,000	296,170
Series D, 6.88%, 3/1/2033	132,000	172,575
Series H, 6.65%, 10/15/2034	511,000	690,054
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	346,000	373,756
5.00%, 8/15/2042	132,000	148,632
5.00%, 3/1/2043	264,000	292,657
5.40%, 9/1/2044	142,000	167,296
5.50%, 3/1/2044	246,000	291,404
5.63%, 9/1/2041	74,000	86,923
5.80%, 3/15/2035	133,000	153,068
6.38%, 3/1/2041	515,000	645,964
6.50%, 2/1/2037	116,000	146,511
6.50%, 9/1/2039	190,000	238,933
6.55%, 9/15/2040 (c)	461,000	595,432
7.30%, 8/15/2033	79,000	104,722
Security Description	Principal Amount	Value
7.40%, 3/15/2031	$ 102,000	$ 131,633
7.50%, 11/15/2040	121,000	164,802
7.75%, 3/15/2032	50,000	66,938
Series MTN, 6.95%, 1/15/2038	310,000	408,555
Kinder Morgan, Inc.:
5.05%, 2/15/2046	168,000	192,735
5.20%, 3/1/2048 (c)	148,000	177,948
5.30%, 12/1/2034	85,000	97,646
5.55%, 6/1/2045	104,000	126,952
Series GMTN, 7.80%, 8/1/2031	695,000	942,517
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	260,000	267,951
4.25%, 9/15/2046	134,000	138,096
4.85%, 2/1/2049	123,000	137,627
5.15%, 10/15/2043	462,000	511,305
MPLX L.P.:
4.50%, 4/15/2038	270,000	269,749
4.70%, 4/15/2048	387,000	394,183
4.90%, 4/15/2058	98,000	96,332
5.20%, 3/1/2047	294,000	313,563
5.20%, 12/1/2047	192,000	198,321
5.50%, 2/15/2049	704,000	779,877
ONEOK Partners L.P.:
6.13%, 2/1/2041	42,000	45,204
6.65%, 10/1/2036	73,000	81,887
6.85%, 10/15/2037	283,000	317,039
ONEOK, Inc.:
4.45%, 9/1/2049	136,000	124,837
4.50%, 3/15/2050	308,000	284,891
4.95%, 7/13/2047	149,000	143,792
5.20%, 7/15/2048	292,000	296,360
6.00%, 6/15/2035	103,000	112,310
7.15%, 1/15/2051 (c)	225,000	274,284
Phillips 66 Partners L.P. 4.90%, 10/1/2046	88,000	96,481
Plains All American Pipeline L.P./PAA Finance Corp.:
3.80%, 9/15/2030	300,000	295,107
4.30%, 1/31/2043	192,000	165,260
4.70%, 6/15/2044	185,000	166,322
4.90%, 2/15/2045	122,000	113,669
5.15%, 6/1/2042 (c)	285,000	277,747
Spectra Energy Partners L.P. 4.50%, 3/15/2045	564,000	640,411
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	96,000	88,139
5.30%, 4/1/2044	475,000	458,527
5.40%, 10/1/2047	400,000	392,676
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	90,000	120,053
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	349,000	402,589
4.75%, 5/15/2038	143,000	168,022
4.88%, 5/15/2048	578,000	712,743
5.00%, 10/16/2043	291,000	344,602

281

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
5.10%, 3/15/2049	$ 321,000	$ 408,546
5.60%, 3/31/2034	95,000	115,255
6.10%, 6/1/2040	513,000	673,282
7.25%, 8/15/2038 (c)	94,000	138,219
7.63%, 1/15/2039	479,000	729,239
Transcontinental Gas Pipe Line Co. LLC:
3.95%, 5/15/2050 (b)	150,000	161,717
4.45%, 8/1/2042	50,000	53,976
5.40%, 8/15/2041	160,000	190,613
Williams Cos., Inc.:
3.50%, 11/15/2030	500,000	524,140
4.90%, 1/15/2045	238,000	254,213
5.10%, 9/15/2045	868,000	948,733
5.40%, 3/4/2044	112,000	123,865
5.75%, 6/24/2044	7,000	8,086
5.80%, 11/15/2043	94,000	106,607
6.30%, 4/15/2040	219,000	264,186
Series A, 7.50%, 1/15/2031	104,000	133,012
		30,443,649
REAL ESTATE INVESTMENT TRUSTS — 1.4%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	99,000	110,872
4.70%, 7/1/2030	330,000	403,890
4.85%, 4/15/2049	332,000	435,308
American Campus Communities Operating Partnership L.P. 3.88%, 1/30/2031	65,000	68,472
American Tower Corp.:
3.10%, 6/15/2050	475,000	472,611
3.70%, 10/15/2049	200,000	218,156
AvalonBay Communities, Inc.:
Series MTN, 2.45%, 1/15/2031	365,000	389,389
Series MTN, 3.90%, 10/15/2046	81,000	98,024
Series MTN, 4.15%, 7/1/2047	90,000	113,777
Boston Properties L.P. 3.25%, 1/30/2031	225,000	242,701
Brixmor Operating Partnership L.P. 4.05%, 7/1/2030	100,000	102,541
Camden Property Trust 3.35%, 11/1/2049	75,000	80,690
Crown Castle International Corp.:
2.25%, 1/15/2031	110,000	111,276
3.25%, 1/15/2051	400,000	406,884
3.30%, 7/1/2030	510,000	560,964
4.00%, 11/15/2049	82,000	92,687
4.15%, 7/1/2050	115,000	132,785
4.75%, 5/15/2047 (c)	53,000	65,589
5.20%, 2/15/2049	191,000	253,052
Equinix, Inc.:
2.15%, 7/15/2030	145,000	144,372
3.00%, 7/15/2050	105,000	103,145
Security Description	Principal Amount	Value
ERP Operating L.P.:
4.00%, 8/1/2047	$ 239,000	$ 305,079
4.50%, 6/1/2045	62,000	81,120
Essex Portfolio L.P. 2.65%, 3/15/2032	331,000	350,241
Federal Realty Investment Trust 4.50%, 12/1/2044	152,000	170,872
GLP Capital L.P./GLP Financing II, Inc. 4.00%, 1/15/2031	200,000	199,174
HCP, Inc. 6.75%, 2/1/2041	197,000	276,643
Healthpeak Properties, Inc. 2.88%, 1/15/2031	125,000	128,525
Kimco Realty Corp.:
3.70%, 10/1/2049	85,000	79,250
4.13%, 12/1/2046	78,000	75,532
4.25%, 4/1/2045	142,000	140,884
4.45%, 9/1/2047	116,000	118,288
National Retail Properties, Inc.:
3.10%, 4/15/2050	242,000	203,464
4.80%, 10/15/2048	210,000	229,295
Prologis L.P.:
3.00%, 4/15/2050	141,000	148,844
4.38%, 9/15/2048	90,000	118,427
Realty Income Corp.:
3.25%, 1/15/2031	60,000	65,113
4.65%, 3/15/2047 (c)	175,000	217,081
Regency Centers L.P.:
4.40%, 2/1/2047	62,000	68,460
4.65%, 3/15/2049	133,000	151,430
Simon Property Group L.P.:
3.25%, 9/13/2049	370,000	338,102
4.25%, 10/1/2044	308,000	329,659
4.25%, 11/30/2046	95,000	102,603
4.75%, 3/15/2042	109,000	124,774
UDR, Inc.:
3.00%, 8/15/2031	91,000	97,052
3.10%, 11/1/2034	75,000	79,688
Ventas Realty L.P.:
4.75%, 11/15/2030	430,000	484,343
5.70%, 9/30/2043	231,000	260,369
Welltower, Inc.:
2.75%, 1/15/2031	105,000	104,945
4.95%, 9/1/2048	173,000	197,677
6.50%, 3/15/2041	96,000	121,867
Weyerhaeuser Co. 7.38%, 3/15/2032	460,000	630,922
		10,606,908
RETAIL — 3.7%
AutoNation, Inc. 4.75%, 6/1/2030	75,000	81,423
Costco Wholesale Corp. 1.75%, 4/20/2032	478,000	484,400

282

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Dollar General Corp. 4.13%, 4/3/2050	$ 170,000	$ 203,492
Home Depot, Inc.:
3.13%, 12/15/2049	287,000	314,340
3.35%, 4/15/2050	832,000	958,231
3.50%, 9/15/2056	250,000	289,897
3.90%, 6/15/2047	429,000	521,055
4.20%, 4/1/2043	203,000	250,654
4.25%, 4/1/2046	303,000	382,747
4.40%, 3/15/2045	509,000	648,827
4.50%, 12/6/2048	556,000	743,439
4.88%, 2/15/2044	951,000	1,294,292
5.40%, 9/15/2040	198,000	282,350
5.88%, 12/16/2036	822,000	1,216,437
5.95%, 4/1/2041	290,000	434,548
Kohl's Corp. 5.55%, 7/17/2045	68,000	59,956
Lowe's Cos., Inc.:
3.70%, 4/15/2046	678,000	758,479
4.05%, 5/3/2047	463,000	544,057
4.25%, 9/15/2044	82,000	96,231
4.38%, 9/15/2045	253,000	302,067
4.55%, 4/5/2049	720,000	910,966
4.65%, 4/15/2042	192,000	239,497
5.00%, 4/15/2040	160,000	207,571
5.50%, 10/15/2035	190,000	259,749
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	271,000	298,487
Series MTN, 3.63%, 9/1/2049	626,000	693,671
Series MTN, 4.20%, 4/1/2050	68,000	82,285
Series MTN, 4.45%, 3/1/2047	5,000	6,135
Series MTN, 4.45%, 9/1/2048	441,000	543,030
Series MTN, 4.60%, 5/26/2045	176,000	218,668
Series MTN, 4.70%, 12/9/2035	149,000	188,978
Series MTN, 4.88%, 7/15/2040	84,000	105,585
Series MTN, 4.88%, 12/9/2045	515,000	661,646
Series MTN, 5.70%, 2/1/2039	421,000	580,913
Series MTN, 6.30%, 10/15/2037	250,000	363,135
Series MTN, 6.30%, 3/1/2038	133,000	193,547
Ross Stores, Inc. 5.45%, 4/15/2050	177,000	228,411
Starbucks Corp.:
2.55%, 11/15/2030	300,000	315,003
3.35%, 3/12/2050	250,000	255,260
3.50%, 11/15/2050	361,000	380,285
3.75%, 12/1/2047	361,000	387,104
4.30%, 6/15/2045	202,000	232,585
4.45%, 8/15/2049	174,000	210,227
4.50%, 11/15/2048	499,000	593,201
Target Corp.:
2.65%, 9/15/2030	400,000	440,180
3.63%, 4/15/2046	418,000	507,055
3.90%, 11/15/2047 (c)	97,000	123,688
4.00%, 7/1/2042	553,000	695,641
Security Description	Principal Amount	Value
6.50%, 10/15/2037	$ 102,000	$ 157,529
7.00%, 1/15/2038	259,000	418,549
Walgreen Co. 4.40%, 9/15/2042	190,000	196,469
Walgreens Boots Alliance, Inc.:
4.10%, 4/15/2050	375,000	378,060
4.65%, 6/1/2046	152,000	162,213
4.80%, 11/18/2044	488,000	527,728
Walmart, Inc.:
2.95%, 9/24/2049	82,000	92,323
3.63%, 12/15/2047	309,000	378,874
3.95%, 6/28/2038	268,000	339,979
4.00%, 4/11/2043 (c)	1,021,000	1,284,571
4.05%, 6/29/2048	661,000	867,463
4.30%, 4/22/2044	135,000	178,460
4.88%, 7/8/2040	44,000	60,856
5.00%, 10/25/2040	135,000	188,731
5.25%, 9/1/2035	460,000	666,600
5.63%, 4/1/2040	220,000	330,409
6.20%, 4/15/2038	87,000	134,773
6.50%, 8/15/2037	367,000	588,492
		26,741,504
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 5.30%, 12/15/2045	254,000	345,006
Applied Materials, Inc.:
2.75%, 6/1/2050	85,000	86,558
4.35%, 4/1/2047	409,000	527,667
5.10%, 10/1/2035	96,000	132,795
5.85%, 6/15/2041	77,000	112,927
Broadcom, Inc.:
4.15%, 11/15/2030 (b)	926,000	1,007,034
4.30%, 11/15/2032 (b) (c)	280,000	309,078
Intel Corp.:
3.10%, 2/15/2060	238,000	263,397
3.25%, 11/15/2049	344,000	390,554
3.73%, 12/8/2047	1,290,000	1,544,272
4.00%, 12/15/2032	221,000	273,868
4.10%, 5/19/2046	452,000	566,984
4.10%, 5/11/2047	477,000	600,843
4.80%, 10/1/2041	279,000	375,648
4.90%, 7/29/2045	498,000	698,101
4.95%, 3/25/2060	540,000	796,306
KLA Corp. 3.30%, 3/1/2050	348,000	359,519
KLA-Tencor Corp. 5.00%, 3/15/2049	115,000	151,376
Lam Research Corp.:
2.88%, 6/15/2050	105,000	107,414
3.13%, 6/15/2060	105,000	110,129
4.88%, 3/15/2049	199,000	275,665
NVIDIA Corp.:
3.50%, 4/1/2040	617,000	719,237
3.50%, 4/1/2050	518,000	593,410
3.70%, 4/1/2060	82,000	97,374

283

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
QUALCOMM, Inc.:
3.25%, 5/20/2050	$ 105,000	$ 115,353
4.30%, 5/20/2047	424,000	531,323
4.65%, 5/20/2035	25,000	33,110
4.80%, 5/20/2045	729,000	952,701
Texas Instruments, Inc.:
3.88%, 3/15/2039	109,000	135,120
4.15%, 5/15/2048	112,000	145,308
		12,358,077
SOFTWARE — 3.3%
Activision Blizzard, Inc. 4.50%, 6/15/2047	111,000	141,941
Fiserv, Inc. 4.40%, 7/1/2049	634,000	768,104
Intuit, Inc. 1.65%, 7/15/2030	85,000	85,144
Microsoft Corp.:
2.53%, 6/1/2050	3,225,000	3,363,320
2.68%, 6/1/2060	1,845,000	1,924,409
3.45%, 8/8/2036	112,000	134,946
3.50%, 2/12/2035	360,000	438,171
3.50%, 11/15/2042	779,000	933,304
3.70%, 8/8/2046	1,348,000	1,685,458
3.95%, 8/8/2056	640,000	824,275
4.00%, 2/12/2055	100,000	129,354
4.10%, 2/6/2037	424,000	547,672
4.20%, 11/3/2035	704,000	922,839
4.45%, 11/3/2045	110,000	150,888
4.50%, 10/1/2040	218,000	297,945
4.75%, 11/3/2055	365,000	537,163
5.30%, 2/8/2041	105,000	157,716
Oracle Corp.:
3.60%, 4/1/2040	150,000	169,545
3.60%, 4/1/2050	1,045,000	1,171,769
3.80%, 11/15/2037	706,000	817,442
3.85%, 7/15/2036	167,000	195,736
3.85%, 4/1/2060	1,490,000	1,743,449
3.90%, 5/15/2035	404,000	489,050
4.00%, 7/15/2046	966,000	1,136,692
4.00%, 11/15/2047	742,000	874,640
4.13%, 5/15/2045	563,000	670,257
4.30%, 7/8/2034	1,499,000	1,864,171
4.50%, 7/8/2044 (c)	474,000	596,671
5.38%, 7/15/2040	462,000	638,535
6.13%, 7/8/2039	356,000	526,973
6.50%, 4/15/2038 (c)	356,000	545,616
		24,483,195
TELECOMMUNICATIONS — 7.8%
America Movil SAB de CV:
4.38%, 7/16/2042	719,000	876,037
4.38%, 4/22/2049	465,000	566,877
6.13%, 11/15/2037	92,000	129,847
6.13%, 3/30/2040	330,000	472,072
Security Description	Principal Amount	Value
6.38%, 3/1/2035	$ 139,000	$ 203,110
AT&T, Inc.:
2.75%, 6/1/2031	600,000	624,924
3.50%, 6/1/2041	200,000	209,582
3.65%, 6/1/2051	870,000	912,839
3.85%, 6/1/2060	235,000	250,588
4.30%, 12/15/2042	667,000	746,960
4.35%, 6/15/2045	448,000	501,415
4.50%, 5/15/2035	1,181,000	1,392,954
4.50%, 3/9/2048	488,000	568,496
4.55%, 3/9/2049	385,000	454,108
4.65%, 6/1/2044	11,000	12,622
4.75%, 5/15/2046	1,116,000	1,314,871
4.80%, 6/15/2044	1,412,000	1,635,689
4.85%, 3/1/2039	57,000	68,846
4.85%, 7/15/2045	780,000	932,006
4.90%, 8/15/2037	276,000	331,931
4.90%, 6/15/2042	203,000	242,283
5.15%, 3/15/2042	25,000	31,196
5.15%, 11/15/2046	940,000	1,156,078
5.25%, 3/1/2037	831,000	1,029,991
5.30%, 8/15/2058	34,000	43,561
5.35%, 9/1/2040	508,000	639,089
5.35%, 12/15/2043	639,000	806,437
5.38%, 10/15/2041	565,000	708,126
5.45%, 3/1/2047	583,000	763,917
5.55%, 8/15/2041	208,000	268,792
5.65%, 2/15/2047	513,000	677,740
5.70%, 3/1/2057	626,000	867,423
6.00%, 8/15/2040	149,000	199,600
6.15%, 9/15/2034	139,000	188,612
6.20%, 3/15/2040	50,000	66,530
6.25%, 3/29/2041	39,000	52,939
6.30%, 1/15/2038	70,000	96,780
6.35%, 3/15/2040	1,279,000	1,782,261
6.38%, 3/1/2041	209,000	296,278
6.50%, 9/1/2037 (c)	455,000	627,859
6.55%, 2/15/2039	81,000	112,926
Bell Canada, Inc.:
4.30%, 7/29/2049	347,000	425,026
4.46%, 4/1/2048	292,000	365,838
British Telecommunications PLC 9.63%, 12/15/2030	421,000	686,424
Cisco Systems, Inc.:
5.50%, 1/15/2040	349,000	510,105
5.90%, 2/15/2039	595,000	889,120
Corning, Inc.:
3.90%, 11/15/2049	141,000	152,735
4.70%, 3/15/2037	197,000	224,036
4.75%, 3/15/2042	95,000	113,938
5.35%, 11/15/2048	395,000	524,319
5.45%, 11/15/2079	311,000	371,502
5.75%, 8/15/2040	94,000	120,949
5.85%, 11/15/2068	37,000	46,874

284

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 9.25%, 6/1/2032	$ 523,000	$ 863,912
Juniper Networks, Inc. 5.95%, 3/15/2041 (c)	78,000	95,575
Koninklijke KPN NV 8.38%, 10/1/2030	40,000	58,004
Motorola Solutions, Inc. 5.50%, 9/1/2044	97,000	108,322
Orange SA:
5.38%, 1/13/2042	1,682,000	2,364,757
5.50%, 2/6/2044	111,000	162,013
9.00%, 3/1/2031	155,000	252,050
Rogers Communications, Inc.:
3.70%, 11/15/2049	226,000	250,652
4.30%, 2/15/2048	169,000	204,828
4.35%, 5/1/2049	332,000	405,830
4.50%, 3/15/2043	95,000	113,520
5.45%, 10/1/2043	150,000	201,960
7.50%, 8/15/2038	271,000	410,489
Telefonica Emisiones SA:
4.67%, 3/6/2038	241,000	287,742
4.90%, 3/6/2048	377,000	455,966
5.21%, 3/8/2047	753,000	939,684
7.05%, 6/20/2036	398,000	577,327
Telefonica Europe B.V. 8.25%, 9/15/2030	701,000	1,073,547
TELUS Corp.:
4.30%, 6/15/2049	436,000	514,960
4.60%, 11/16/2048	174,000	211,678
T-Mobile USA, Inc.:
2.55%, 2/15/2031 (b) (c)	320,000	322,906
4.38%, 4/15/2040 (b)	882,000	1,021,109
4.50%, 4/15/2050 (b)	1,167,000	1,374,901
Verizon Communications, Inc.:
3.85%, 11/1/2042	1,073,000	1,274,059
4.13%, 8/15/2046	320,000	396,973
4.27%, 1/15/2036	1,037,000	1,279,150
4.40%, 11/1/2034	197,000	244,249
4.50%, 8/10/2033	1,519,000	1,901,423
4.52%, 9/15/2048	1,085,000	1,434,153
4.67%, 3/15/2055	674,000	917,590
4.75%, 11/1/2041	576,000	762,751
4.81%, 3/15/2039	50,000	65,255
4.86%, 8/21/2046	862,000	1,168,691
5.01%, 4/15/2049	1,177,000	1,639,031
5.01%, 8/21/2054	108,000	157,152
5.25%, 3/16/2037	559,000	759,491
5.50%, 3/16/2047	458,000	675,848
6.55%, 9/15/2043	149,000	237,820
Vodafone Group PLC:
4.25%, 9/17/2050	135,000	157,318
4.38%, 2/19/2043	268,000	311,116
4.88%, 6/19/2049	1,242,000	1,576,918
5.00%, 5/30/2038	173,000	217,016
5.13%, 6/19/2059	111,000	145,192
Security Description	Principal Amount	Value
5.25%, 5/30/2048	$ 954,000	$ 1,237,367
6.15%, 2/27/2037	516,000	719,062
6.25%, 11/30/2032	92,000	126,973
		56,971,388
TEXTILES — 0.0% (a)
AMEREN Corp. 3.50%, 1/15/2031	200,000	224,412
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
5.10%, 5/15/2044	39,000	39,642
6.35%, 3/15/2040	88,000	100,633
		140,275
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	145,000	157,064
3.55%, 2/15/2050	303,000	353,840
3.90%, 8/1/2046	581,000	703,812
4.13%, 6/15/2047	340,000	422,433
4.15%, 4/1/2045	1,028,000	1,269,899
4.38%, 9/1/2042	107,000	134,235
4.40%, 3/15/2042	269,000	336,255
4.45%, 3/15/2043	380,000	482,813
4.70%, 9/1/2045	227,000	300,668
4.90%, 4/1/2044	40,000	54,448
4.95%, 9/15/2041	82,000	107,356
5.05%, 3/1/2041	302,000	398,266
5.15%, 9/1/2043	186,000	255,761
5.40%, 6/1/2041	201,000	274,940
6.15%, 5/1/2037	96,000	141,420
6.20%, 8/15/2036	82,000	117,647
Canadian National Railway Co.:
2.45%, 5/1/2050	135,000	130,776
3.20%, 8/2/2046	328,000	363,027
3.65%, 2/3/2048	315,000	370,134
4.45%, 1/20/2049	177,000	235,093
6.20%, 6/1/2036	87,000	129,573
6.25%, 8/1/2034 (c)	87,000	129,142
6.38%, 11/15/2037	10,000	15,189
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	64,000	82,980
4.80%, 8/1/2045	317,000	431,608
5.75%, 3/15/2033	30,000	38,723
5.75%, 1/15/2042	61,000	87,204
5.95%, 5/15/2037	86,000	124,551
6.13%, 9/15/2115	102,000	157,918
7.13%, 10/15/2031	128,000	187,466
CSX Corp.:
3.35%, 9/15/2049 (c)	76,000	84,339
3.80%, 11/1/2046	244,000	283,479
3.80%, 4/15/2050	210,000	249,717
4.10%, 3/15/2044	215,000	259,677
4.25%, 11/1/2066	239,000	288,951

285

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Principal Amount	Value
4.30%, 3/1/2048	$ 182,000	$ 227,242
4.40%, 3/1/2043	160,000	195,202
4.50%, 3/15/2049	222,000	287,319
4.50%, 8/1/2054	199,000	252,109
4.65%, 3/1/2068	148,000	192,245
4.75%, 5/30/2042	110,000	139,977
4.75%, 11/15/2048	386,000	512,091
5.50%, 4/15/2041	132,000	178,948
6.00%, 10/1/2036	106,000	145,972
6.15%, 5/1/2037	189,000	264,262
FedEx Corp.:
3.88%, 8/1/2042	188,000	186,831
3.90%, 2/1/2035	497,000	536,899
4.05%, 2/15/2048	375,000	384,776
4.10%, 4/15/2043	40,000	41,086
4.10%, 2/1/2045	102,000	103,301
4.40%, 1/15/2047	181,000	191,675
4.55%, 4/1/2046	750,000	808,657
4.75%, 11/15/2045	159,000	176,978
4.90%, 1/15/2034	107,000	128,291
4.95%, 10/17/2048	211,000	244,840
5.25%, 5/15/2050	263,000	319,256
Kansas City Southern:
3.50%, 5/1/2050	250,000	270,550
4.20%, 11/15/2069	142,000	157,211
4.95%, 8/15/2045	302,000	390,305
Norfolk Southern Corp.:
3.05%, 5/15/2050	600,000	625,614
3.16%, 5/15/2055 (b)	139,000	143,676
3.40%, 11/1/2049	145,000	159,849
3.94%, 11/1/2047	206,000	243,677
3.95%, 10/1/2042	181,000	210,183
4.05%, 8/15/2052	62,000	73,768
4.10%, 5/15/2049	406,000	495,271
4.15%, 2/28/2048	61,000	73,922
4.45%, 6/15/2045	138,000	172,644
4.65%, 1/15/2046	87,000	112,103
4.84%, 10/1/2041	199,000	255,251
Union Pacific Corp.:
3.35%, 8/15/2046	153,000	163,872
3.38%, 2/1/2035	2,000	2,273
3.60%, 9/15/2037	168,000	186,981
3.75%, 2/5/2070	485,000	551,523
3.80%, 10/1/2051	203,000	241,836
3.84%, 3/20/2060	41,000	47,856
3.95%, 8/15/2059	146,000	171,667
4.00%, 4/15/2047	333,000	393,280
4.05%, 11/15/2045	101,000	120,262
4.05%, 3/1/2046	125,000	147,518
4.10%, 9/15/2067	94,000	112,465
4.15%, 1/15/2045	223,000	269,163
4.25%, 4/15/2043	162,000	194,868
4.30%, 6/15/2042	34,000	40,893
4.30%, 3/1/2049	195,000	248,933
4.38%, 9/10/2038	339,000	417,560
Security Description	Principal Amount	Value
4.38%, 11/15/2065	$ 194,000	$ 242,888
4.50%, 9/10/2048	917,000	1,185,727
Series MTN, 3.55%, 8/15/2039	125,000	139,941
United Parcel Service, Inc.:
3.40%, 11/15/2046	165,000	178,601
3.40%, 9/1/2049	420,000	463,033
3.63%, 10/1/2042	45,000	50,356
3.75%, 11/15/2047	315,000	364,820
4.88%, 11/15/2040	163,000	214,206
5.30%, 4/1/2050	584,000	843,238
6.20%, 1/15/2038	388,000	573,103
		25,629,248
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
4.00%, 6/30/2030	155,000	164,765
5.20%, 3/15/2044	66,000	77,986
		242,751
WATER — 0.3%
American Water Capital Corp.:
3.45%, 5/1/2050	75,000	84,730
3.75%, 9/1/2047	450,000	521,415
4.00%, 12/1/2046	304,000	363,663
4.15%, 6/1/2049	88,000	109,204
4.20%, 9/1/2048 (c)	162,000	202,110
4.30%, 12/1/2042	97,000	118,938
4.30%, 9/1/2045	133,000	164,965
6.59%, 10/15/2037	33,000	49,032
Aqua America, Inc. 4.28%, 5/1/2049	228,000	273,224
Essential Utilities, Inc. 3.35%, 4/15/2050	475,000	498,508
Veolia Environnement SA 6.75%, 6/1/2038	89,000	127,723
		2,513,512
TOTAL CORPORATE BONDS & NOTES (Cost $701,282,396)		723,262,744
Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35% (g) (h)	605,978	606,220

286

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2020

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	14,414,590	$ 14,414,590
TOTAL SHORT-TERM INVESTMENTS (Cost $15,020,810)		15,020,810
TOTAL INVESTMENTS — 101.0% (Cost $716,303,206)		738,283,554
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(7,184,983)
NET ASSETS — 100.0%		$ 731,098,571
(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of June 30, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2020.
(d)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of June 30, 2020. Maturity date shown is the final maturity.
(f)	When-issued security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at June 30, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$723,262,744	$—	$723,262,744
Short-Term Investments	15,020,810	—	—	15,020,810
TOTAL INVESTMENTS	$15,020,810	$723,262,744	$—	$738,283,554
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 64,195,532	$ 63,589,507	$195	$—	605,978	$ 606,220	$17,706
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio II	—	—	56,938,610	42,524,020	—	—	14,414,590	14,414,590	29,325
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	11,064,790	12,369,410	—	—	—	—	2,712
Total		$2,703,963	$140,839,599	$128,522,947	$195	$—		$15,020,810	$53,907
287	ARSPLB

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 3, 2020